                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-5972

  NAME OF REGISTRANT:                                                    VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2009 - JUNE 30, 2010

  FUND:   VANGUARD EMERGING MARKETS STOCK INDEX FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABB LTD, BANGALORE

  TICKER:                  N/A                 CUSIP:   Y0005K103

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited balance            ISSUER            YES             FOR                  FOR

sheet as at 31 DEC 2009 and audited profit and loss

accounts for the YE on that date and reports of the

Directors and the Auditors thereon

PROPOSAL #2: Declare a dividend on equity shares                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Mr. D.E. Udwadia as a Director,        ISSUER            YES             FOR                  FOR

 who retires by the rotation at this AGM

PROPOSAL #4: Re-elect Mr. N.S. Raghavan, who retires         ISSUER            YES             FOR                  FOR

by rotation at this AGM

PROPOSAL #5: Appointment of M/s. S.R. Batlibol and            ISSUER            YES             FOR                  FOR

Co., Chartered Accountants having registration number

 301003E, as statutory Auditors of the Company to

hold office form the conclusion of this AGM until the

 conclusion of the next AGM and authorize the Board

of Directors to fix their remuneration

PROPOSAL #6: Appointment of Mr. Francis Duggan as a          ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABSA GROUP LTD

  TICKER:                  N/A                 CUSIP:   S0269J708

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Group's and the Company's          ISSUER            YES             FOR                  FOR

audited financial statements for the YE 31 DEC 2009

PROPOSAL #2.: Approve to sanction the proposed                   ISSUER            YES             FOR                  FOR

remuneration payable to Non-Executive Directors from

01 MAY 2010, as specified

PROPOSAL #3.: Re-appointment of                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers Inc. and Ernst & Young Inc. as

 the Auditors of the Company until the conclusion of

PROPOSAL #4.1: Re-elect of D. C. Brink as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #4.2: Re-elect of B. P. Connellan as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.3: Re-elect of G. Griffin as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #4.4: Re-elect of D. C. Arnold as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #4.5: Re-elect of S. A. Fakie as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #4.6: Re-elect of L. L. Von Zeuner as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.7: Re-elect of B. J. Willemse as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.8: Re-elect of R. Le Blanc as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #4.9: Re-elect of M. J. Husain as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #4.10: Re-elect of S. G. Pretorius as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Appointment of D. W. P. Hodnett as a            ISSUER            YES             FOR                  FOR

Director of the Company on 01 MAR 2010

PROPOSAL #6.: Authorize the Directors, in terms of            ISSUER            YES             FOR                  FOR

Sections 221 and 222 of the Companies Act no 61 of

1973, as amended (the Companies Act), in order to

provide the directors with flexibility to issue the

unissued ordinary shares as and when suitable

situations arise authorized but unissued ordinary

shares of the Company (other than those specifically

identified and authorized for issue in terms of any

other authority by shareholders) are hereby placed

under the control of the Directors subject to any

applicable legislation and the Listings Requirements

of the JSE Limited (JSE) from time to time and any

other stock exchange upon which ordinary shares in

the capital of the Company may be quoted or listed

from time to time to allot and.issue those ordinary

shares on any such terms and conditions as they deem

fit, subject to the proviso that the aggregate number

 of ordinary shares able to be allotted and issued in

 terms of this resolution shall be limited to 5% of

the number of ordinary shares in issue as at 31 DEC

2009 the maximum number of shares that can be

allotted and issued in terms of the above is

35,910,502 ordinary shares being 5% of the

718,210,043 ordinary shares in issue as at 31 DEC 2009

PROPOSAL #S.7: Authorize the Company, in terms of              ISSUER            YES             FOR                  FOR

Section 85 of the Companies Act or any subsidiary of

the Company, the Company's Articles of Association

and the JSE Listings Requirements from time to time

and any other stock exchange upon which the

securities in the capital of the Company may be

quoted or listed from time to time, repurchase

ordinary shares issued by the Company; and may be

varied by a special resolution by any general meeting

 of the Company at any time prior to the next AGM it

is recorded that the Company or any subsidiary of the

 Company may only make a general repurchase of

ordinary shares if the repurchase of ordinary shares

is effected through the order book operated by the

JSE trading system and is done without any prior

understanding or arrangement between the Company or

the relevant subsidiary and the counterparty; the

Company or the relevant subsidiary is authorized

thereto by its Articles of Association; and in terms

of a special resolution of the Company or the

relevant subsidiary in general meeting; repurchases

are made at a price no greater than 10% the volume

weighted average of the market value for the ordinary

 shares for the 5 business days immediately preceding

 the date on which the repurchase is effected; at any

 point in time, the Company or the relevant

subsidiary may only appoint one agent to effect any

repurchases on the Company's behalf; the Company or

the relevant subsidiary only undertake repurchases

if, after such repurchase, the Company still complies

 with shareholder-spread requirements in terms of the

 JSE Listings Requirements; the Company or the

relevant subsidiary does not repurchase securities

during a prohibited period defined in terms of the

JSE Listings Requirements, unless it has a repurchase

 programme where the dates and quantities of

securities to be traded during the relevant period

are fixed (not subject to any variation) and full

details of the programme have been disclosed in an

announcement on SENS prior to the commencement of the

 prohibited period; a paid press announcement

containing full details of such repurchases is

published as soon as the Company has repurchased

ordinary shares constituting, on a cumulative basis,

3% of the number of securities in issue prior to the

repurchases and for each 3%, on a cumulative basis,

thereafter; and the general repurchase of any

ordinary shares is (notwithstanding the 20% limit in

the JSE Listings Requirements) limited to a maximum

of 10% of the Company's issued ordinary share capital

 in any one FY, in terms of the general authority

given under this special resolution any acquisition

of ordinary shares shall be subject to: the Companies

 Act; the JSE Listings Requirements and any other

applicable stock exchange rules, as may be amended

from time to time; and the sanction of any other

relevant authority whose approval is required in law,

 after having considered the effect of any

repurchases of ordinary shares pursuant to this

general authority the Directors of the Company in

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACC LTD

  TICKER:                  N/A                 CUSIP:   Y0002C112

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited profit and        ISSUER            YES             FOR                  FOR

 loss account for the FYE 31 DEC 2009 and the balance

 Sheet as on that date and the report of the

Directors and Auditors thereon

PROPOSAL #2: Declare a dividend                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-appointment of Mr. S.M. Palia as a            ISSUER            YES             FOR                  FOR

Director who retires by rotation

PROPOSAL #4: Re-appointment of Mr. Naresh Chandra, as        ISSUER            YES             FOR                  FOR

 a Director who retires by rotation

PROPOSAL #5: Re-appointment of Mr. Shailesh                        ISSUER            YES             FOR                  FOR

Haribhakti, as a Director who retires by rotation

PROPOSAL #6: Appoint Messrs.'S R Batliboi and                     ISSUER            YES             FOR                  FOR

Associates, as Chartered Accountants, as the Auditors

 of the Company on such remuneration as agreed by the

 Board of Directors and Auditors, in addition to

reimbursement of service tax and all out of pocket

expenses incurred in connection with the audit of the

 Accounts of the Company for the year ending 31 DEC

PROPOSAL #7: Appointment of Mr. Kuldip Kaura as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #S.8: Approve, in accordance with the                   ISSUER            YES             FOR                  FOR

provisions of Sections 198, 309(4) and all other

applicable provisions, if any, of the Companies Act,

1956 or any statutory modification(s) or re-enactment

 thereof, the Articles of Association of the Company

and subject to all applicable approval(s) as may be

required, the payment of commission for a period of

five years commencing from 01JAN 2010, to the Non-

Executive Directors of the Company as may be decided

by the Board from time to time provided that the

total commission payable to the Non-Executive

Directors per annum shall not exceed 1% of the net

profits of the Company for that year as computed in

the manner referred to under Section 198(1) of the

Companies Act, 1956, with authority to the Board to

determine the manner and proportion in which the

amount be distributed among the Non-Executive

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACER INCORPORATED

  TICKER:                  N/A                 CUSIP:   Y0003F171

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.1: To report the business of 2009                      ISSUER             NO              N/A                  N/A

PROPOSAL #I.2: Supervisors' review report                             ISSUER             NO              N/A                  N/A

PROPOSAL #II.1: To accept 2009 Financial Statements          ISSUER            YES             FOR                  FOR

and Business Report

PROPOSAL #II.2: To approve the proposal for                        ISSUER            YES             FOR                  FOR

distribution of 2009 profits

PROPOSAL #II.3: To approve the capitalization of 2009        ISSUER            YES             FOR                  FOR

PROPOSAL #II.4: To approve the amendments to Acer's          ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #II.5: To approve amendments to Acer's                 ISSUER            YES             FOR                  FOR

Procedures Governing Lending of Capital to Others

PROPOSAL #II.6: To approve amendments to Acer's                 ISSUER            YES             FOR                  FOR

Procedures Governing Endorsement and Guarantee

PROPOSAL #II.7: To approve issuance of discounted              ISSUER            YES             FOR                  FOR

employee stock option

PROPOSAL #III.: Special motion                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADANI ENTERPRISES LTD

  TICKER:                  N/A                 CUSIP:   Y00106131

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without                                 ISSUER            YES         AGAINST           AGAINST

modification[s], the Scheme of Amalgamation of Adani

Infrastructure Services Private Limited, Advance

Tradex Private Limited, Adani Tradelinks Private

Limited, Pride Trade and Investment Private Limited,

Trident Trade and Investment Private Limited, Radiant

 Trade and Investment Private Limited and Ventura

Trade and Investment Private Limited and Adani

Enterprises Limited, the Transferee Company, as

proposed between the Applicant Company and its Equity

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADITYA BIRLA NUVO LTD

  TICKER:                  N/A                 CUSIP:   Y0014E106

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit and loss account

for the YE 31 MAR 2009 the reports of the Directors

and the Auditors of the Company

PROPOSAL #2.: Declare a dividend on equity shares for        ISSUER            YES             FOR                  FOR

 the YE 31 MAR 2009

PROPOSAL #3.: Re-appoint Mr. Kumar Mangalam Birla as         ISSUER            YES             FOR                  FOR

a Director, who retires from office by rotation

PROPOSAL #4.: Re-appoint Mr. B.R. Gupta as a                       ISSUER            YES             FOR                  FOR

Director, who retires from office by rotation

PROPOSAL #5.: Re-appoint Mr. B.L. Shah as a Director,        ISSUER            YES             FOR                  FOR

 who retires from office by rotation

PROPOSAL #6.: Re-appoint, in conformity with the                ISSUER            YES             FOR                  FOR

provisions of Section 224 and other applicable

provisions, if any, of the Companies Act, 1956, M/s.

Khimji Kunverji & Co., Chartered Accountants, Mumbai

and M/s. S.R. Batliboi & Co, Chartered Accountants,

Mumbai, as the Joint Statutory Auditors of the

Company, who retires, to hold office as such from the

 conclusion of this AGM up to the conclusion of the

next AGM of the Company and approve fix their

remuneration to each of them, as may be decided by

the Board/Audit Committee of the Board, plus

reimbursement of out of pocket expenses as may be

incurred in the performance of their duties

[excluding service tax, if any]

PROPOSAL #7.1: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Section 228 and other applicable provisions, if

any, of the Companies Act, 1956, M/s. Khimji Kunverji

 & Co., Chartered Accountants, Mumbai, as the Branch

Auditors of the Company, to audit the accounts in

respect of the Company's Hi-Tech Carbon Division,

Renukoot, Hi-Tech Carbon Division, Gummidipoondi and

Financial Services Division, Mumbai, until the

conclusion of the next AGM of the Company at such

remuneration for each of the aforesaid 3 divisions as

 may be decided by the Board/Audit Committee of the

Board plus reimbursement of out of pocket expenses as

 may be incurred, in the performance of their duties

[excluding Service Tax, if any]

PROPOSAL #7.2: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Section 228 and other applicable provisions, if

any of the Companies Act 1956, M/s. Khimji Kunverji &

 Co., Chartered Accountants, Mumbai and M/s. K.S.

Aiyar & Company, Chartered Accountants, Mumbai, as

the Joint Branch Auditors of the Company, to audit

the accounts in respect of the Company's Indian Rayon

 Division at Veraval, until the conclusion of the

next AGM, of the Company at such remuneration to each

 of them as may be decided by the Board/Audit

Committee of the Board plus reimbursement of out of

pocket expenses as may be incurred, in the

performance of their duties [excluding Service Tax,

PROPOSAL #7.3: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Section 228 and other applicable provisions, if

any, of the Companies Act, 1956, M/s. S.R. Batliboi &

 Co., Chartered Accountants, Kolkata as the Branch

Auditors of the Company, to audit the accounts in

respect of the Company's Jaya shree Taxtiles

Division, Rishra, Aditya Birla Insulator Division at

Rishra and Halol and Indo Gulf Fertilizers,

Jagdishpur, until the conclusion of the next AGM of

the Company at such remuneration for each of the

aforesaid Divisions as may be decided by the

Board/Audit Committee of the Board plus reimbursement

 of out of pocket expenses as may be incurred, in the

 performance of their duties [excluding Service Tax,

PROPOSAL #7.4: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Section 228 and other applicable provisions, if

any, of the Companies Act, 1956, M/s. Deloitte,

Haskins & Sells, Chartered Accountants, Bangalore, as

 the Branch Auditors of the Company, to audit the

accounts in respect of the Company's Madura Garments

Division, Bangalore, until the conclusion of the next

 AGM of the Company at such remuneration as may be

decided by the Board/Audit Committee of the Board

plus reimbursement of out of pocket expenses as may

be incurred, in the performance of their duties

[excluding Service Tax, if any]

PROPOSAL #8.: Elect Mr. Arun Maira as a Director of          ISSUER            YES             FOR                  FOR

the Company, pursuant to Article 99A of the Company's

 Articles of Association and in conformity with

provisions of Section 260 of the Companies Act, 1956

PROPOSAL #S.9: Elect, pursuant to Article 99A of the         ISSUER            YES             FOR                  FOR

Company's Articles of Association and in conformity

with provisions of Section 260 of the Companies Act,

1956; pursuant to the provisions of Sections 198,

269, 309 and 314 read with Schedule XIII and other

applicable provisions, if any, of the Companies Act,

1956, as amended from time to time, the relevant

provisions of Articles of Association of the Company

and all applicable guidelines issued by the Central

Government from time to time and subject to such

approvals, as may be necessary, Mr. Pranab Barua as a

 Whole-time Director of the Company, for the period

and upon the following terms and conditions,

including remuneration with further liberty to the

Board [which term shall be deemed to include any

Committee constituted/to be constituted by the Board]

 from time to time to alter the said terms and

conditions of appointment and remuneration of Mr.

Pranab Barua and as may be permissible at law: as

PROPOSAL #S.10: Appoint, subject to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 269 and 309 read with Schedule XIII

and other applicable provisions, if any of the

Companies Act, 1956, as amended from time to time,

applicable guidelines for managerial remuneration

issued by the Central Government from time to time,

and further subject to such approvals, of Dr. Rakesh

Jain as a Managing Director of the Company for the

period and upon the following terms and conditions

including remuneration with further liberty to the

Board [which term shall include any committee

constituted or to be constituted by the Board] from

time to time to alter the said terms and conditions,

in such manner as may be agreed to between the Board

and Dr. Rakesh Jain and as may be permissible at Law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADITYA BIRLA NUVO LTD

  TICKER:                  N/A                 CUSIP:   Y0014E106

  MEETING DATE:      12/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without                                 ISSUER            YES             FOR                  FOR

modification(s), the arrangement embodied in the

Composite Scheme of Arrangement between Aditya Birla

Nuvo Limited and Madura Garments Exports Limited and

MG Lifestyle Clothing Company Private Limited and

Peter England Fashions and Retail Limited and their

respective shareholders and creditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADVANCED INFO SERVICE PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y0014U183

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the matters to be informed                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve to certify the minutes of the            ISSUER            YES             FOR                  FOR

2009 AGM of shareholders held on 08 APR 2009

PROPOSAL #3: Approve to certify the results of                   ISSUER            YES             FOR                  FOR

operation for 2009

PROPOSAL #4: Approve the balance sheet, statement of         ISSUER            YES             FOR                  FOR

income and statement of cash flow for FYE 31 DEC 2009

PROPOSAL #5: Approve the payment of a dividend for            ISSUER            YES             FOR                  FOR

the FY 2009 and a special dividend

PROPOSAL #6.1: Re-appoint Mr. Surasak Vajasit as the         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.2: Re-appoint Mr. Suphadej Poonpipat as          ISSUER            YES         AGAINST           AGAINST

the Director

PROPOSAL #6.3: Re-appoint Mr. Yeo Eng Choon as the            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7: Approve the Directors' remuneration for         ISSUER            YES             FOR                  FOR

2010

PROPOSAL #8: Appointment of the Auditors of the                 ISSUER            YES             FOR                  FOR

Company, and approve to determine their remuneration

PROPOSAL #9: Approve the allotment of the additional         ISSUER            YES         AGAINST           AGAINST

ordinary shares reserved for exercising the right in

pursuance of the ESOP warrants to comform to the

terms and conditions of the prospectus

PROPOSAL #10: Other matters if any                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADVANCED SEMICONDUCTOR ENGINEERING, INC.

  TICKER:                  ASX                 CUSIP:   00756M404

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #B1: TO RECOGNIZE 2009 BUSINESS AND                       ISSUER            YES             FOR                  FOR

FINANCIAL REPORTS

PROPOSAL #B2: TO RECOGNIZE THE PROPOSAL FOR                        ISSUER            YES             FOR                  FOR

DISTRIBUTION OF 2009 PROFITS

PROPOSAL #C1: TO DISCUSS NEW SHARES ISSUANCE FOR                ISSUER            YES             FOR                  FOR

STOCK DIVIDENDS FROM RETAINED EARNINGS AND CAPITAL

RESERVE INCREASE

PROPOSAL #C2: TO DISCUSS AUTHORIZING BOD TO PURSUE            ISSUER            YES             FOR                  FOR

PUBLIC DR OFFERINGS, LOCAL RIGHTS ISSUES, DOMESTIC

CBS OR FOREIGN CBS AT PROPER TIMING

PROPOSAL #C3: TO DISCUSS THE AMENDMENTS TO THE                   ISSUER            YES             FOR                  FOR

PROCEDURES FOR FUND LENDING

PROPOSAL #C4: TO DISCUSS THE AMENDMENTS TO THE                   ISSUER            YES             FOR                  FOR

PROCEDURES OF ENDORSEMENT GUARANTEE

PROPOSAL #C5: TO DISCUSS THE AMENDMENTS TO THE                   ISSUER            YES             FOR                  FOR

ARTICLES OF INCORPORATION

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADVANCED SEMICONDUCTOR ENGR INC

  TICKER:                  N/A                 CUSIP:   Y00153109

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement, guarantee          ISSUER             NO              N/A                  N/A

and monetary loans

PROPOSAL #A.4: The indirect investment in people's            ISSUER             NO              N/A                  N/A

republic of china

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.36 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and capital reserves; proposed

 stock dividend: 84 for 1,000 shares held, proposed

bonus issue: 16 for 1,000 shares held

PROPOSAL #B.4: Authorize the Directors to launch the         ISSUER            YES             FOR                  FOR

rights issue, or issue overseas convertible bonds, or

 the global depositary at appropriate time

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.7: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADVANTECH CO LTD

  TICKER:                  N/A                 CUSIP:   Y0017P108

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of endorsement            ISSUER             NO              N/A                  N/A

and guarantee

PROPOSAL #A.4: To report the proposal of merger with         ISSUER             NO              N/A                  N/A

Advantech Business Management Company Ltd [unlisted]

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 4 per share

PROPOSAL #B.3: Approve to revise the rules of                     ISSUER            YES             FOR                  FOR

shareholder meeting

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

trading derivatives

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

the Directors from participation in competitive

business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AES GENER SA

  TICKER:                  N/A                 CUSIP:   P0607J140

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements and of         ISSUER            YES             FOR                  FOR

the annual report for the FYE on 31 DEC 2009,

including the report from the outside Auditors

PROPOSAL #2: Approve the distribution of profit and          ISSUER            YES             FOR                  FOR

payment of dividends, and especially, the payment of

the following dividends; a minimum, mandatory

dividend of CLP 0.008709 per share, and two

additional, definitive dividends of CLP 0.005558 per

PROPOSAL #3: Approve the remuneration of the members         ISSUER            YES             FOR                  FOR

of the Executive Committee, approval of the budget of

 the Committee and its advisors for 2010 and

information of the expenses and the activities done

by said Committee during 2009

PROPOSAL #4: Approve the designation of outside                 ISSUER            YES             FOR                  FOR

Auditors for the FY 2010

PROPOSAL #5: Approve the Dividend Policy                              ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the information regarding the            ISSUER            YES             FOR                  FOR

transactions referred to in Article 44 of law number

18,046 the Corporations Law

PROPOSAL #7: Other matters                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AES TIETE S A

  TICKER:                  N/A                 CUSIP:   P4991B101

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To elect Pedro De Freitas Almeida Bueno        ISSUER             NO              N/A                  N/A

 Vieira as a Member to the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AES TIETE SA

  TICKER:                  N/A                 CUSIP:   P4991B101

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: To take knowledge of the Directors                 ISSUER             NO              N/A                  N/A

accounts, to examine, discuss and approve the

Company's consolidated financial statements for the

FYE 31 DEC 2009

PROPOSAL #II: To approve the distribution of net                ISSUER             NO              N/A                  N/A

profits from the 2009 FY

PROPOSAL #III: To elect 1 Member of the Board of                ISSUER             NO              N/A                  N/A

Directors and their respective Member

PROPOSAL #IV: Election of the Members of the Finance         ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #V: To set the total annual remuneration for        ISSUER             NO              N/A                  N/A

 the Members of the Board of Directors elected, and

for the Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AFK SISTEMA OAO

  TICKER:                  N/A                 CUSIP:   48122U204

  MEETING DATE:      10/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the related party transactions         ISSUER            YES             FOR                  FOR

of sale of ordinary shares of OAO Comstar UTC and ZAO

 United Telesystems

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AFK SISTEMA OAO

  TICKER:                  N/A                 CUSIP:   48122U204

  MEETING DATE:      11/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the deal to sell ordinary                 ISSUER            YES             FOR                  FOR

registered shares of the specified business entities:

 ordinary registered shares of OJSC Ufimsky Refinery

[hereinafter OJSC UNPZ] [stateregistration number 1-

01-30672-D] in the amount of 337,432,273 shares,

nominal value 1 ruble each, preference registered

shares of OJSC UNPZ [of which: 149,823 shares -

specified state registration number, 6,619,875 shares

 - state registration number 01-1-1164 ] in the

amount of 6,769,695 shares, nominal value 1 ruble

each, which in total makes up 55.58% of the charter

capital of OJSC UNPZ; ordinary registered shares of

Open Joint-Stock Company Novo-Ufimsky Refinery

[hereinafter OJSC NOVOIL] [stateregistration number

1-01-30715-D] in the amount of 533,605,860 shares,

nominal value 1 ruble each, preference registered

shares of OJSC NOVOIL [of which: 75,813 shares -

specified state registration number, 4,093,443 shares

 - state registration number 01-1-1076] in the amount

 of 4,169,256 shares, nominal value 1 ruble each,

which in total makes up 61.57 % of the charter

capital of OJSC NOVOIL; ordinary registered shares of

 Open Joint-Stock Company Ufaneftekhim [hereinafter

OJSC Ufaneftekhim] [state registration number 1-01-

30684-D] in the amount of 154,596,496 shares, nominal

 value 1 ruble each, preference registered shares of

OJSC Ufaneftekhim [of which: 234,089 shares -

specified state registration number, 5,384,047 shares

 - state registration number 01-1-1075] in the amount

 of 5,618,136 shares, nominal value 1 ruble each,

which in total makes up 47.18% of the charter capital

 of OJSC Ufaneftekhim; ordinary registered shares of

Open Joint-Stock Company Ufaorgsintez [hereinafter

OJSC Ufaorgsintez] [state registration number 1-01-

30365-D] in the amount of 58,151,982 shares, nominal

value 1 ruble each, preference registered shares of

OJSC Ufaorgsintez [state registration number 2-01-

30365-D] in the amount of 1800 shares, nominal value

1 ruble each, which in total makes up 51.49% of the

charter capital of OJSC Ufaorgsintez; ordinary

registered shares of Open Joint-Stock Company

Bashkirnefteprodukt [hereinafter OJSC

Bashkirnefteprodukt] [state registration number 1-01-

31194-D] in the amount of 8,225,978 shares, nominal

value 1 ruble each, which in total makes up 56.11%

of the charter capital of OJSC Bashkirnefteprodukt,

executed as one shares purchase agreement

[hereinafter - Share Purchase Agreement], in the

performance of which there is an interest of the

Member of the Board of Directors A.Goncharuk and the

Members of the Management Board A. Abugov, S. Drozdov

 and R. Almakayev, on the specified terms: parties of

 the transactions: Sistema JSFC [hereinafter the

Seller], OJSC ANK Bashneft [hereinafter the buyer]

[hereinafter individually referred to as a Party and

jointly as Parties]; subject of the transactions: the

 seller undertakes to simultaneously transfer to the

buyer title to the securities and the buyer

undertakes to assume title to the same securities and

 to pay the price for the shares stipulated in the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AFRICAN BK INVTS LTD

  TICKER:                  N/A                 CUSIP:   S01035112

  MEETING DATE:      3/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1.1: Approve the resignation and                       ISSUER            YES             FOR                  FOR

appointment of each of the Directors as specified

below are moved as separate and stand-alone

Resolutions in respect of each such Directors

PROPOSAL #O.1.2: Re-election Leonidas Kirkinis as a          ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

Company's Articles of Association

PROPOSAL #O.1.3: Re-election Nicholas Adams as a                ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

Company's Articles of Association

PROPOSAL #O.1.4: Re-election Robert Johnny Symmonds          ISSUER            YES             FOR                  FOR

as a Director, who retires in accordance with the

Company's Articles of Association

PROPOSAL #O.1.5: Re-election Nithiananthan Nalliah as        ISSUER            YES             FOR                  FOR

 a Director, who retires in accordance with the

Company's Articles of Association

PROPOSAL #O.1.6: Re-election Samuel Sithole as a                ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

Company's Articles of Association

PROPOSAL #O.2: Re-appoint Deloitte and Touche as                ISSUER            YES             FOR                  FOR

Auditors of the Company and appoint Mgcinisihlalo

Jordan as the designated Auditor to hold office for

the ensuing year; and to authorize the Directors to

determine the remuneration of the Auditors

PROPOSAL #O.3: Approve, as contemplated in the King          ISSUER            YES             FOR                  FOR

Report on Governance for South Africa and the King

Code of Governance Principles  King III  which

requires that the remuneration policy of the company

be tabled to shareholders for a non-binding advisory

vote, the shareholders approve the remuneration

policy of the company as annexed to this notice

PROPOSAL #S.1: Amend Articles 38 and 39 of the                   ISSUER            YES             FOR                  FOR

Articles of Association of the Company relating to

the non-redeemable non-cumulative non-participating

preference shares as specified

PROPOSAL #O.4: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, subject to the passing and registration of

Special Resolution 1, to place the unissued non-

redeemable, non-cumulative, non-participating

preference shares  the preference shares in the

authorized share capital of the Company under the

control of the Directors of the Company who are

authorized to allot and issue the preference shares

at their discretion until the next AGM of the

Company, subject to the provisions of Companies Act,

No. 61 of 1973, as amended or replaced,  the

Companies Act  and the Listings Requirements of the

JSE Limited  the JSE  and any other relevant

authority whose approval is required in law

PROPOSAL #S.2: Approve and sanction, for the purpose         ISSUER            YES             FOR                  FOR

and in accordance with the provisions of Section

38(2A)(b) of the Companies Act the granting of

financial assistance to either or both of Eyomhlaba

Investment Holdings Limited Eyomhlaba  and Hlumisa

Investment Holdings Limited  Hlumisa , being the

companies through which ABIL's first and second black

 economic empowerment programmes are operated; any

such financial assistance will be on terms no less

favorable to the ABIL group than the specified terms

PROPOSAL #S.3: Approve, as contemplated in the                   ISSUER            YES             FOR                  FOR

sections 85 to 89 of the Companies Act  the Act , the

 acquisitions by the Company, and/or any subsidiary

of the Company, from time to time of the issued

ordinary shares of the Company, upon such terms and

conditions and in such amounts as the Directors of

the Company may from time to time determine, but

subject to the Articles of Association of the

Company, the provisions of the Act and the JSE

Listings Requirements, when applicable, and provided

that;  Authority expires the earlier of the

conclusion of the next AGM of the Company or 15

months from the date of the AGM at which this special

 resolution is passed , the repurchase of shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AFRICAN RAINBOW MINERALS LTD

  TICKER:                  N/A                 CUSIP:   S01680107

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Re-elect Mr. P. T. Motsepe as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Mr. A. J. Wilkens as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. J. A. Chissano as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Re-elect Mr. J. R. McAlphine as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Re-elect Dr. R. V. Simelane as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.: Elect Mr. M. Arnold as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Elect Mr. A. D. Botha as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-appoint Ernst and Young as the                 ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #10.: Approve to increase the annual                     ISSUER            YES         AGAINST           AGAINST

retainer fees of the Directors

PROPOSAL #11.: Approve to increase the attendance              ISSUER            YES             FOR                  FOR

fees of the Directors

PROPOSAL #12.: Approve the placement of the un-issued        ISSUER            YES             FOR                  FOR

 ordinary shares under the Directors control with

terms and conditions of the ARM Share Plan

PROPOSAL #13.: Approve the placement of the un-issued        ISSUER            YES         AGAINST           AGAINST

 ordinary shares under the Directors control with

term'S and conditions of the ARM Share Incentive

PROPOSAL #14.: Grant authority to implement                        ISSUER            YES         AGAINST           AGAINST

resolutions by the Directors and signature of

documentation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGILE PROPERTY HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G01198103

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Received and approve the audited                     ISSUER            YES             FOR                  FOR

financial statements of the Company and its

subsidiaries for the YE 31 DEC 2009 together with the

 Directors' report and the Auditor's report thereon

PROPOSAL #2.1: Re-elect Mr. Chan Cheuk Hung as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2: Re-elect Mr. Chan Cheuk Nam as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.3: Re-elect Mr. Cheung Wing Yui as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.4: Authorize the Remuneration Committee          ISSUER            YES             FOR                  FOR

to fix the remuneration of the Executive Directors

PROPOSAL #3: Approve the payment of remuneration to          ISSUER            YES             FOR                  FOR

each of the Independent Non-executive Directors

PROPOSAL #4: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #5: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #6.A: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #6.B: Approve to give a general mandate to          ISSUER            YES             FOR                  FOR

the Directors to issue shares of the Company

PROPOSAL #6.C: Approve the nominal amount of the                ISSUER            YES             FOR                  FOR

shares repurchased under Resolution 6.A. to the

mandate granted to the Directors under resolution 6.B

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGILE PROPERTY HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G01198103

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the provision of the (i) market        ISSUER            YES             FOR                  FOR

 customary indemnities (the 2010 Notes Indemnity)

granted by the Company and the subsidiary guarantors

named therein in the purchase agreement (the Purchase

 Agreement) dated 21 APR 2010 entered into, among

others, the Company, Merrill Lynch International,

Morgan Stanley & Co International plc (Morgan

Stanley), Deutsche Bank AG, Singapore Branch and

Standard Chartered Bank, in relation to the issue of

the 8.875% senior notes due 2017 in the aggregate

principal amount of USD 650,000,000 (the 2010 Notes)

in favor of and for the benefit of Morgan Stanley, or

 any of its affiliates and their respective Officers,

 Directors, employees and agents (the Indemnified

Persons) whereby the Company and the subsidiary

guarantors named therein in the Purchase Agreement

will indemnify and hold harmless each of the

Indemnified Persons, from and against any and all

losses, claims, damages and liabilities (including,

without limitation, any legal or other expenses

reasonably incurred in connection with defending or

investigating any such action or claim) caused by any

 untrue statement or alleged untrue statement of a

material fact contained in the documents set out

under the Purchase Agreement or whatsoever as set out

 in the Purchase Agreement; and (ii) market customary

 indemnities (the Consent Solicitation Indemnity)

granted by the Company and the subsidiary guarantors

named therein in the solicitation agent agreement

(the Solicitation Agent Agreement) dated 22 APR 2010

entered into, among others, the Company, Morgan

Stanley and the subsidiary guarantors named therein

in relation to the solicitation of consents from the

holders of the 10% senior notes due 2016 in the

aggregate principal amount of USD 300,000,000 to

certain amendments to the indenture dated 12 NOV 2009

 as amended among the Company, the subsidiary

guarantors signatory thereto, and HSBC Bank USA,

National Association, as trustee, in favor of and for

 the benefit of each of the Indemnified Persons,

pursuant to which the Company and the subsidiary

guarantors named therein in the Solicitation Agent

Agreement will indemnify, defend and hold harmless

each of the Indemnified Persons from and against any

losses, claims, damages, liabilities and expenses or

whatsoever as set out in the Solicitation Agent

Agreement, and will reimburse each of the Indemnified

 Persons for all expenses reasonably incurred

(including reasonable fees and expenses of counsel)

as they are incurred in connection with

investigating, preparing, pursuing or defending any

losses, claims, damages, liabilities, expenses,

action, suit, investigation or proceeding (whether or

 not pending or threatened and whether or not any

Indemnified Persons is a party), under the terms of

the Solicitation Agent Agreement, are in the

interests of the Company and the Shareholders as a

whole, and the terms of the 2010 Notes Indemnity and

the Consent Solicitation Indemnity are on normal

commercial terms and are fair and reasonable and that

 in accordance to Chapter 14A of the Listing

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIR CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y002A6104

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company to enter into              ISSUER            YES         AGAINST           AGAINST

with the following parties and effect the following

connected transaction agreements: [1] with CNAHC, the

 Properties Leasing Agreement, the Sales Agency

Services Framework Agreement, the Comprehensive

Services Agreement and the Charter Flight Service

Framework Agreement; [2] with CNAF, the Financial

Services Agreement; [3] with CNATC, the Tourism

Cooperation Agreement; [4] with CNAMC, the

Advertising Services Framework Agreement; and [5]

with CNACD, the Construction Project Management

Agreement; agree that, for each of the 3 years ending

 31 DEC 2010, 2011 and 2012, [a] the annual cap for

the aggregate amount of rent payable to CNAHC Group

by the Company under the Properties Leasing Agreement

 is RMB 140 million, RMB 147 million and RMB 154.35

million, respectively; [b] the annual cap for the

aggregate sales revenue of airline tickets and cargo

space by the Company to CNAHC Group under the Sales

Agency Services Framework Agreement is RMB 270

million, RMB 324 million and RMB 388.8 million,

respectively; [c] the annual cap for the aggregate

amount payable to CNAHC Group by the Company under

the Comprehensive Services Agreement is RMB 784

million, RMB 862 million and RMB 862 million,

respectively; [d] the annual cap for the aggregate

amount receivable by the Company in respect of

charter flight services under the Charter Flight

Service Framework Agreement is RMB 750 million, RMB

825 million and RMB 900 million, respectively; [e]

the maximum daily balance of deposits [including

accrued interest] placed by the Company with CNAF

shall be RMB 7 billion and the maximum daily balance

of loans and other credit services [including accrued

 interest] granted by CNAF to the Company shall be

RMB 3 billion under the Financial Services Agreement;

 [f] the annual cap for the aggregate amount payable

to the Company by CNATC under the Tourism Cooperation

 Agreement is RMB 69 million per annum; and [g] the

annual cap for the aggregate amount payable to CNAMC

by the Company under the Advertising Services

PROPOSAL #2.: Authorize the Company to provide a                ISSUER            YES             FOR                  FOR

guarantee of the loan of Sichuan SNECMA Aeroengine

Maintenance Co, Ltd [SNECMA] in favor of CNAF, the

creditor, in the amount of RMB 26,181,840 based on

its 43.6364% shareholding in SNECMA, in respect of a

RMB 60,000,000 bank loan, and approve the Company's

Management to execute the relevant guarantee agreement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIR CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y002A6104

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S1.1: Approve to concern the A share issue         ISSUER            YES             FOR                  FOR

and the H share issue of the Company: share types and

 nominal value

PROPOSAL #S1.2: Approve to concern the A share issue         ISSUER            YES             FOR                  FOR

and the H share issue of the Company: Method of issue

PROPOSAL #S1.3: Approve to concern the A share issue         ISSUER            YES             FOR                  FOR

and the H share issue of the Company: Target

subscriber and subscription method

PROPOSAL #S1.4: Approve to concern the A share issue         ISSUER            YES             FOR                  FOR

and the H share issue of the Company: Offering size

PROPOSAL #S1.5: Approve to concern the A share issue         ISSUER            YES             FOR                  FOR

and the H share issue of the Company: Pricing base

day and issue price

PROPOSAL #S1.6: Approve to concern the A share issue         ISSUER            YES             FOR                  FOR

and the H share issue of the Company: lock-up period

PROPOSAL #S1.7: Approve to concern the A share issue         ISSUER            YES             FOR                  FOR

and the H share issue of the Company: Place of listing

PROPOSAL #S1.8: Approve to concern the A share issue         ISSUER            YES             FOR                  FOR

and the H share issue of the Company: use of proceeds

PROPOSAL #S1.9: Approve to concern the A share issue         ISSUER            YES             FOR                  FOR

and the H share issue of the Company: accumulated

profit arrangement

PROPOSAL #S1.10: Approve to concern the A share issue        ISSUER            YES             FOR                  FOR

 and the H share issue of the Company: Effectiveness

of the resolution approving the A share issue and H

share issue

PROPOSAL #S.2: Approve the resolution on the Share            ISSUER            YES             FOR                  FOR

Subscription Agreements between the Company and

specific subscribers be and is hereby approved by the

 Independent shareholders: to the A Share

Subscription Agreement to be entered into by and

between the Company and CNAHC; the H Share

Subscription Agreement to be entered into between the

 Company and CNACG, in addition to approval by this

foreign shareholders class meeting, the resolution is

 required to be submitted as special resolution to

the general meeting of the Company and the domestic

shareholders class meeting for consideration and

approval and the execution is subject to the approval

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIR CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y002A6104

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, in accordance with the relevant        ISSUER            YES             FOR                  FOR

 provisions of laws and regulations including the

Company law of the People's Republic of China, the

Securities Law of the People's Republic of China, the

 Administrative Rules Governing issue of securities

by listed companies and the implementation rules

concerning the non-public issuance of securities by

listed companies, and after self inquiry conducted by

 the Company, that the Company is able to satisfy the

 requirements in relation to the A Share Issue

PROPOSAL #2: Approve the feasibility study report for        ISSUER            YES             FOR                  FOR

 the use of proceeds from the A Shares issue of Air

China Limited

PROPOSAL #3: Approve the report on the use of                     ISSUER            YES             FOR                  FOR

proceeds from previous fundraising activities of the

Air China Limited

PROPOSAL #4: Authorize the management of the Company         ISSUER            YES             FOR                  FOR

to deal with all matters in connection with

shareholding restructuring project as described in

above items 1 to 3 of the resolution, including but

not limited to: (i) negotiation and signing of the

Framework Agreement, the Subscription Agreement, the

Fine Star SPA, the ACC JVA, the ACC Articles and all

other relevant agreements, contracts and documents;

(ii) dealing with the necessary procedural matters

such as obtaining approvals, registration, filing and

 domestic and overseas information disclosure; and

(iii) dealing with all other acts or things in

relation to the Transaction

PROPOSAL #S.5.1: Approve to concern the A share issue        ISSUER            YES             FOR                  FOR

 and the H share issue of the Company: Share types

and nominal value

PROPOSAL #S.5.2: Approve to concern the A share issue        ISSUER            YES             FOR                  FOR

 and the H share issue of the Company: Method of issue

PROPOSAL #S.5.3: Approve to concern the A share issue        ISSUER            YES             FOR                  FOR

 and the H share issue of the Company: Target

subscriber and subscription method

PROPOSAL #S.5.4: Approve to concern the A share issue        ISSUER            YES             FOR                  FOR

 and the H share issue of the Company: Offering size

PROPOSAL #S.5.5: Approve to concern the A share issue        ISSUER            YES             FOR                  FOR

 and the H share issue of the Company: Pricing base

day and issue price

PROPOSAL #S.5.6: Approve to concern the A share issue        ISSUER            YES             FOR                  FOR

 and the H share issue of the Company: lock-up period

PROPOSAL #S.5.7: Approve to concern the A share issue        ISSUER            YES             FOR                  FOR

 and the H share issue of the Company: Place of

PROPOSAL #S.5.8: Approve to concern the A share issue        ISSUER            YES             FOR                  FOR

 and the H share issue of the Company: Use of proceeds

PROPOSAL #S.5.9: Approve to concern the A share issue        ISSUER            YES             FOR                  FOR

 and the H share issue of the Company: Accumulated

profit arrangement

PROPOSAL #S5.10: Approve to concern the A share issue        ISSUER            YES             FOR                  FOR

 and the H share issue of the Company: Effectiveness

of the resolution approving the A share issue and H

share issue

PROPOSAL #S.6: Approve the A Share Subscription                 ISSUER            YES             FOR                  FOR

Agreement to be entered into by and Between the

Company and CNAHC; and the H Share subscription

Agreement to be entered into by and between the

Company and CNACG, in addition to approval by the

EGM, this resolution is required to be submitted as

special resolution to the class meetings of the

Shareholders for consideration and approval and can

be implemented only upon the approval of the CSRC

PROPOSAL #S.7: Approve, in order to effectively                 ISSUER            YES             FOR                  FOR

complete, in an orderly manner, the A Share Issue and

 the H Share Issue by the Company in accordance with

laws and regulations including the Company Law of the

 People's Republic of China and the Securities Law of

 the People's Republic of China and the Articles of

Association of the Company, the following: 1) to

authorize the Board to handle all matters relating to

 the share issue, including but not limited to making

 specific determination on the method of issue,

offering size, issue price, pricing method, target

subscribers and timing of issuance of the A Share

Issue and the H Share Issue etc; 2) to authorize the

Board, the Chairman of the Board and persons

delegated by the Chairman of the Board to determine

the engagement of intermediary agencies for the A

Share Issue and the H Share Issue, to handle

reporting matters, to prepare, produce, amend, refine

 and execute all documents and information related to

 the A Share Issue and the H Share Issue, and to sign

 all such contracts, agreements and documents related

 to the A Share Issue and the H Share Issue; 3) to

authorize the Board in case of any change of policies

 of regulatory bodies in relation to the A Share

Issue and the H Share Issue, or any change of market

conditions, except where voting at a general meeting

is required by any relevant laws and regulations, the

 Articles of Association of the Company or any

regulatory bodies, to adjust the specific proposals

for the A Share Issue and the H Share Issue; 4) to

authorize the Board, the Chairman of the Board and

the persons delegated by the Chairman of the Board to

 carry out fund verification Procedures related to

the A Share Issue and the H Share Issue; 5) to

authorize the Board, the Chairman of the Board and

persons delegated by the Chairman of the Board to

establish a dedicated account for fund raising; 6) to

 authorize the Board, the Chairman of the Board and

persons delegated by the Chairman of the Board to

handle such relevant matters as share registration,

share lock-up and listing and to submit relevant

documents upon completion of the A Share Issue and

the H Share Issue; 7) to authorize the Board the

Chairman of the Board and persons delegated by the

Chairman of the Board upon completion of the A Share

Issue and the H Share Issue, to amend the

corresponding terms of the Articles of Association of

 the Company and carry out relevant approval

procedures and to carry out registration procedures

regarding the change of the registered Capital of the

 Company; 8) to authorize the Board to handle all

relevant matters related to the A Share Issue and the

 H Share Issue; 9) approve the authorization as set

forth in items No. 4 to 7 above shall be effective

during the subsistence of the matters from the date

of approval of the resolutions at the EGM general

meeting of the Company, whilst authorization under

other items shall be effective for twelve months

commencing from the date of approval of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIR CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y002A6104

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                ISSUER            YES             FOR                  FOR

Directors of the Company for the year 2009

PROPOSAL #2.: Approve the report of the Supervisory          ISSUER            YES             FOR                  FOR

Committee of the Company for the year 2009

PROPOSAL #3.: Approve the audited consolidated                   ISSUER            YES             FOR                  FOR

financial statements of the Company for the year 2009

PROPOSAL #4.: Approve the profit distribution                     ISSUER            YES             FOR                  FOR

proposal that no dividends be distributed for the

year 2009 as recommended by the Board of Directors of

PROPOSAL #5.: Reappoint Ernst & Young as the                       ISSUER            YES             FOR                  FOR

Company's International Auditors and Ernst & Young

Hua Ming CPAs Limited Company as the Company's

Domestic Auditors for the YE 31 DEC 2010 and

authorize the Board of Directors to determine their

remunerations for the year 2010

PROPOSAL #6.: Approve the resolution on the report on        ISSUER            YES             FOR                  FOR

 the Use of Proceeds from previous fundraising

activities of the Company

PROPOSAL #S.7: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to allot, issue and deal with additional

shares of the Company and to make or grant offers,

agreements and option which might require the

exercise of such powers in connection with not

exceeding 20% of each of the existing A Shares and H

Share (as the case may be) in issue at the date of

PROPOSAL #S.8: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to increase the registered capital and

amend the Articles of Association of the Company to

reflect such increase in the registered capital of

the Company under the general mandate granted in

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIRASIA BHD

  TICKER:                  N/A                 CUSIP:   Y0029V101

  MEETING DATE:      8/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements together with the reports of the Directors

 and the Auditors thereon for the YE 31 DEC 2008

PROPOSAL #2.: Approve the Directors' fees of MYR                ISSUER            YES             FOR                  FOR

983,000 for the FYE 31 DEC 2008

PROPOSAL #3.: Re-elect Dato' Sri Anthony Francis                ISSUER            YES             FOR                  FOR

Fernandes as a Director, who retires pursuant to

Article 124 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Dato' Kamarudin Bin Meranun as        ISSUER            YES             FOR                  FOR

 a Director, who retires pursuant to Article 124 of

the Company's Articles of Association

PROPOSAL #5.: Re-appoint Dato' Leong Sonny @ Leong            ISSUER            YES             FOR                  FOR

Khee Seong as a Director of the Company, who retires

in accordance with Section 129 of the Companies Act,

1965, to hold office until the next AGM

PROPOSAL #6.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Directors to fix their remuneration

PROPOSAL #7.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965, and subject

to the approvals of the relevant

governmental/regulatory authorities, to issue shares

in the capital of the Company from time to time and

upon such terms and conditions and for such purposes

as the Directors may in their discretion deem fit,

provided that the aggregate number of shares to be

issued does not exceed 10% of the issued share

capital of the Company for the time being [excluding

the number of ordinary shares arising from the

exercise of the Employees' Share Option Scheme] and

to obtain the approval from the Bursa Malaysia

Securities Berhad for the listing and quotation of

the additional shares so issued; [Authority expires

at the conclusion of the next AGM of the Company]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIRASIA BHD

  TICKER:                  N/A                 CUSIP:   Y0029V101

  MEETING DATE:      8/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify and approve that all financial          ISSUER            YES             FOR                  FOR

assistance provided and to be provided by the Company

 to PT Indonesia AirAsia [TAA] and Thai AirAsia

Company Limited [TAA], in the manner as specified in

Section 2.1 provided that the amount of additional

and financial assistance provided and to be provided

to each of IAA and TAA shall be up to and not exceed

10.0% of the consolidated net tangible assets of the

Company; and Authorize the Directors of the Company

to act and take all steps and do all thing as they

may deem fit, necessary, expedient and/or appropriate

 in order to finalize, implement and/or give full

effect to such provision of financial assistance,

including to finalize and execute the financial

assistance agreements and to assent to any

modification, variation and/or amendment thereto

thought by the Directors to be in the interest of the

 Company, and with all preparatory steps taken and

things done to date by the Directors of the Company

in respect of such provision of financial assistance

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIRASIA BHD

  TICKER:                  N/A                 CUSIP:   Y0029V101

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to the approval of all relevant authorities,

 including the approval of Bursa Malaysia Securities

Berhad for the listing of and quotation for new

ordinary shares of MYR 0.10 each in the Company

[AirAsia Shares] to be issued hereunder, to allot and

 issue new AirAsia Shares [Placement Shares], the

exact number thereof being such number, when

aggregated with the number of shares which the

Directors of the Company have been duly authorized to

 allot and issue pursuant to that general mandate

granted at the Company's AGM held on 03 AUG 2009 and

after excluding therefrom provision for any options

which may be granted under the Company's present

employees' share option scheme, shall represent up to

 20% of the issued and paid-up share capital of the

Company at an issue price to be determined based on

the 5-day volume weighted average market price of

AirAsia Shares immediately preceding the date on

which the price of the Placement Shares will be fixed

 with a discount of not more than 10% or at par

value, whichever is higher, to the placees to be

identified and is payable in full upon acceptance and

 that the Placement Shares shall upon allotment and

issue, rank pari passu in all respects with the

existing AirAsia Shares; to give effect to the

authority as aforesaid with full power to assent to

any conditions, variations, modifications and/or

amendments in any manner as may be required by any

relevant authorities and to deal with all matters

relating thereto and to take all such steps and do

all acts and things in any manner as they may deem

necessary or expedient to implement, finalize and

give full effect to the Proposed Placement Under

PROPOSAL #S.2: Approve the proposed amendments as              ISSUER            YES             FOR                  FOR

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIRASIA BHD

  TICKER:                  N/A                 CUSIP:   Y0029V101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 together with the reports of the Directors and the

Auditors for the FYE 31 DEC 2009

PROPOSAL #2: Approve the Director's fees of MYR                 ISSUER            YES             FOR                  FOR

967,000 for the FYE 31 DEC 2009

PROPOSAL #3: Re-elect Mr. Conor Mc Carthy as a                   ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 124 of the

Company's Articles of Association

PROPOSAL #4: Re-elect Dato Fam Lee Ee as a Director,         ISSUER            YES             FOR                  FOR

who retires pursuant to Article 124 of the Company's

Articles of Association

PROPOSAL #5: Re-elect Dato' Mohamed Khadar Bin                   ISSUER            YES             FOR                  FOR

Merican as a Director, who retires pursuant to

Article 124 of the Company's Articles of Association

PROPOSAL #6: Re-elect Dato' Leong Sonny @ Leong Khee         ISSUER            YES             FOR                  FOR

Seong as a Director, who retires in accordance with

Section 129 of the Companies Act, 1965 to hold office

 until the next AGM

PROPOSAL #7: Re-appoint Messrs PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 as the Auditors of the Company and authorize the

Directors to fix their remuneration

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 132D of the Companies Act, 1965

and subject to approval of relevant authorities, to

issue shares in the Company from time to time and

upon such terms and conditions and for such purposes

as the Directors may, in their absolute discretion,

deem fit provided that the aggregate number of issued

 shares pursuant to this resolution does not exceed

10% of the issued share capital of the Company for

the time being and that the Directors to obtain

approval for the listing of and quotation for the

additional shares so issued on the Main Market of

Bursa Malaysia Securities Berhad;  Authority shall

continue in force until the conclusion of the next

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AKBANK TURK ANONIM SIRKETI

  TICKER:                  N/A                 CUSIP:   M0300L106

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Elect the Chairmanship and authorize the        ISSUER             NO              N/A                  N/A

 Chairmanship to sign the minutes of

PROPOSAL #2: Approve the Board of Directors' activity        ISSUER             NO              N/A                  N/A

 report and the Auditors' report

PROPOSAL #3: Ratify and approve the balance sheet and        ISSUER             NO              N/A                  N/A

 the profit & loss statement of year 2009; grant

discharge to the Board Members and the Auditors

PROPOSAL #4: Approve to take decision on the                       ISSUER             NO              N/A                  N/A

distribution of 2009 profits

PROPOSAL #5: Ratify the Memberships of the Board                ISSUER             NO              N/A                  N/A

Members appointed to be on duty for the left period

PROPOSAL #6: Re-elect the Members of the Board of              ISSUER             NO              N/A                  N/A

Directors whose term in office have expired and

approve the determination of their remuneration

PROPOSAL #7: Ratify the Independent External Auditing        ISSUER             NO              N/A                  N/A

 Company elected for 2010, 2011 and 2012

PROPOSAL #8: Authorize the Members of the Board of            ISSUER             NO              N/A                  N/A

Directors to issue bonds and commercial papers

PROPOSAL #9: Approve to give inform about the                     ISSUER             NO              N/A                  N/A

donations and grants given across the year

PROPOSAL #10: Authorize the Members of the Board of          ISSUER             NO              N/A                  N/A

Directors to participate in activities indicated in

the Articles 334 and 335 of the Turkish Trade Code

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AKSIGORTA A S

  TICKER:                  N/A                 CUSIP:   M0376Z104

  MEETING DATE:      1/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and formation of the Board                  ISSUER             NO              N/A                  N/A

PROPOSAL #2: Authorize the Board to sign the minutes         ISSUER             NO              N/A                  N/A

of the meeting

PROPOSAL #3: Approve the deliberation on the balance         ISSUER             NO              N/A                  N/A

sheet and the income table dated 30 JUN 2009 that

will be taken as basis for the partial split off

PROPOSAL #4: Approve to inform the shareholders on            ISSUER             NO              N/A                  N/A

the report of the expert panel dated 13 OCT 2009 that

 has been assigned by the resolution dated 28 SEP

2009 of the Beyoglu 1st Commercial Court of First

Instance with Basis No: 2009/184 and Resolution No:

2009/184 on the subject of split off

PROPOSAL #5: Approve to attest the Split Off                       ISSUER             NO              N/A                  N/A

Agreement that has been signed for the transfer,

through partial split-off and in the form of real

capital, to the Company Haci Omer Sabanci Holding

Anonim Sirketi of the share certificates of the

Companies Akbank Turk Anonim Sirketi and Avivasa

Emeklilik Ve Hayat Anonim Sirketi that are included

in the Company's subsidiary portfolio

PROPOSAL #6: Approve to resolve the partial split              ISSUER             NO              N/A                  N/A

off, to the Company Haci Omer Sabanci Holding Anonim

Sirketi of the share certificates of the Companies

Akbank Turk Anonim Sirketi and Avivasa Emeklilik Ve

Hayat Anonim Sirketi that are included in the

Company's subsidiary portfolio

PROPOSAL #7: Amend the 8th Article of the Company's          ISSUER             NO              N/A                  N/A

Articles of Association : capital through partial

split off

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AKSIGORTA AS

  TICKER:                  N/A                 CUSIP:   M0376Z104

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and forming the Presidency of          ISSUER             NO              N/A                  N/A

the Board

PROPOSAL #2.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

sign the minutes of the meeting

PROPOSAL #3.: Authorize the Board of Directors as per        ISSUER             NO              N/A                  N/A

 transfer of shares from Akbank Turk Anonim Sirketi

and Avivasa Emeklilik Ve Hayat Anonim Sirketi to Haci

 Omer Sabanci Holding Anonim Sirketi

PROPOSAL #4.: Approve the deciding on assigning new          ISSUER             NO              N/A                  N/A

Board Members

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALAMCENES EXITO SA

  TICKER:                  N/A                 CUSIP:   ADPV13087

  MEETING DATE:      5/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the verification of quorum                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of appointees to serve as                 ISSUER            YES             FOR                  FOR

returning officers and for the drafting, and signing

the meeting minutes

PROPOSAL #4: Approve the agreement for merger by                ISSUER            YES             FOR                  FOR

absorption between Almacenes Exito S.A. and Carula

Vivero S.A.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALFA S A DE C V

  TICKER:                  N/A                 CUSIP:   P0156P117

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Presentation and in its case approval            ISSUER             NO              N/A                  N/A

the reports regarding the FYE on 31 DEC 2009 in terms

 of article 28 section IV of the market and

securities law and other related governing

regulations, resolutions in such regard

PROPOSAL #II: Proposals regarding the application of         ISSUER             NO              N/A                  N/A

results including the payment of a cash dividend,

resolution regarding the maximum amount that may be

allocated to the repurchase of shares of the Company

PROPOSAL #III: Appointment and in its case approval          ISSUER             NO              N/A                  N/A

of the members of the Board of Directors

PROPOSAL #IV: Designation of delegates who will carry        ISSUER             NO              N/A                  N/A

 out and formalize the resolutions adopted at the

ordinary shareholders meeting

PROPOSAL #V: Lecture and approval the act of meeting         ISSUER             NO              N/A                  N/A

note foreign customers are not allowed to vote

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALIBABA.COM LTD

  TICKER:                  N/A                 CUSIP:   G01717100

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Cooperation Framework                 ISSUER            YES             FOR                  FOR

Agreement conditionally entered into between the

Company and Alibaba Group Holding Limited on 10 NOV

2009 (as specified), together with the proposed

annual cap amounts for each of the 3 years ending 31

DEC 2010, 2011 and 2012 as stipulated therein

PROPOSAL #2.: Approve the Cross-Selling Services                ISSUER            YES             FOR                  FOR

Framework Agreement conditionally entered into

between the Company and Alibaba Group Holding Limited

 on 10 NOV 2009 (as specified), together with the

proposed annual cap amounts for each of the 3 years

ending 31 DEC 2010, 2011 and 2012 as stipulated

PROPOSAL #3.: Approve the Technology and Intellectual        ISSUER            YES             FOR                  FOR

 Property Framework License Agreement conditionally

entered into between the Company and Alibaba Group

Holding Limited on 10 NOV 2009 (as specified),

together with the proposed annual cap amounts for

each of the 3 years ending 31 DEC 2010, 2011 and 2012

 as stipulated therein

PROPOSAL #4.: Authorize any 1 Director of the Company        ISSUER            YES             FOR                  FOR

 (or any 2 Directors of the Company if the affixation

 of the common seal of the Company is necessary) to

sign and execute all such other documents,

instruments or agreements and to do or take all such

actions or things on behalf of the Company as such

Director considers necessary or desirable to

implement and/or give effect to the terms of each of

the Cooperation Framework Agreement, the Cross-

Selling Services Framework Agreement and the

Technology and Intellectual Property Framework

License Agreement mentioned in resolutions numbered

(1) to (3) and the transactions contemplated

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALIBABA.COM LTD

  TICKER:                  N/A                 CUSIP:   G01717100

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 together with the Directors' report and the

independent Auditor's report for the YE 31 DEC 2009

PROPOSAL #2: Re-election of Ma Yun, Jack as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-election of Wu Wei, Maggie as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-election of Peng Yi Jie, Sabrina as a        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #5: Re-election of Tsou Kai-Lien, Rose as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-election of Niu Gen Sheng as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the Directors' remuneration

PROPOSAL #8: Re-appoint Auditors and to authorize the        ISSUER            YES             FOR                  FOR

 Board of Directors to fix their remuneration

PROPOSAL #9: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

pursuant to the Rules Governing the Listing of

Securities on The Stock Exchange of Hong Kong

Limited, during the Relevant Period  as hereinafter

defined  of all the powers of the Company to allot,

issue and deal with additional shares or securities

convertible into shares, or options, warrants or

similar rights to subscribe for any shares and to

make or grant offers, agreements and options which

might require the exercise of such powers be and is

hereby generally and unconditionally approved;  b

the approval in sub-paragraph  a  of this resolution

shall authorize the Directors of the Company during

the Relevant Period to make or grant offers,

agreements and options  including warrants, bonds and

 debentures convertible into shares of the Company

PROPOSAL #10: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

during the Relevant Period of all the powers of the

Company to repurchase shares in the capital of the

Company on The Stock Exchange of Hong Kong Limited

the Hong Kong Stock Exchange  or on any other

exchange on which the securities of the Company may

be listed and recognized by the Securities and

Futures Commission of Hong Kong and the Hong Kong

Stock Exchange for such purpose, and otherwise in

accordance with the rules and regulations of the

Securities and Futures Commission of Hong Kong, the

Hong Kong Stock Exchange or of any other stock

exchange as amended from time to time and all

applicable laws in this regard, be and the same is

hereby generally and unconditionally approved;  b

the aggregate nominal amount of CONTD..

PROPOSAL #11: Approve the notice convening this                 ISSUER            YES             FOR                  FOR

meeting being passed, the aggregate nominal amount of

 the number of shares which are repurchased by the

Company after the date of the passing of this

resolution  up to a maximum of 10% of the aggregate

nominal amount of the share capital of the Company in

 issue as of the date of this resolution  shall be

added to the aggregate nominal amount of share

capital that may be allotted or agreed conditionally

or unconditionally to be allotted by the Directors of

 the Company pursuant to resolution set out in the

notice convening this meeting

PROPOSAL #12: Authorize the Directors during the                ISSUER            YES             FOR                  FOR

Relevant Period  as defined below  of all the powers

of the Company to allot, issue and deal with

additional shares to be issued under the restricted

share unit scheme approved and adopted by the then

sole shareholder of the Company and the Board of

Directors of the Company both on 12 OCT 2007 and

subsequently amended by our shareholders at the AGM

of the Company held on 05 MAY 2008  the Restricted

Share Unit Scheme ; the aggregate nominal amount of

additional shares allotted, issued or dealt with, by

the Directors pursuant to the approval in this

resolution shall not exceed 37,915,551 shares of the

Company; and the purposes of this resolution,

Relevant Period shall have the same meaning as

assigned to it under sub-paragraph of resolution set

out in the notice convening this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALL AMERICA LATINA LOGISTICA SA

  TICKER:                  N/A                 CUSIP:   01643R606

  MEETING DATE:      10/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the terms and conditions of the        ISSUER            YES             FOR                  FOR

 7th private issuance of subordinated debentures,

without  guarantees, convertible into shares, with

the following general characteristics; issuance in a

single series and in the amount of up to BRL

1,300,750,0 00.00 with it being possible to have a

partial placement of the debentures if the amount

subscribed for and paid in reaches, at least, BRL

350,000,000.00 with the issuance of up to 10,750,000

debentures at a nominal unit value of BRL 121.00;

nominal unit value indexed to the broad consumer

price index [Indice Nacional De Precos Ao Consumidor

Amplo, or Ipca, and interest of 3% a year; right to

convert the debentures in (x) multiples of shares of

the Company composed of 10 common shares and 40

preferred shares [in this case, with the objective of

 creating 10 new units free for trading on the

market] or, alternatively, (Y) one lot of 55 common

shares whose trading on the market will be restricted

 for a period of 3 years; the right of conversion

exercised by the subscriber at the time of

subscription [when he or she should indicate the

option chosen] and the debentures whose owners have

exercised that right of conversion will be converted

as soon as issued of the conversion of the debuntures

 will be issued at the issue price of BRL 2.20, for

the case of conversion into a lot of common shares,

and BRL 2.42, for the case of conversion into

multiples of shares; the issue prices of the shares

are proposed in observance of the terms of paragraph

1 of Article 170 of Law number 6404/76, and taking as

 a basis (i) the weighted average of the volume of

the closing trading prices of the units of the

Company traded during the trading sessions that

occurred during the 90 days prior to the date of this

 meeting of the Board of Directors held on 16 SEP

2009, with this average being divided by 5, and (ii)

the following discount (a) in the case of the

conversion into units, a discount of 2.7 percent on

the average trading price over the last 90 days and

(b) in the case of the conversion in a lot of 5

common shares, a discount of 11.5% on the average

trading price over the last 90 days because of the

restriction on their liquidity [blocked from trading

for 3 years]; payment of the principal of the

debentures in 36 months from the date of issuance of

the debentures, with there being no early

amortization or redemption of the debentures;

remuneration paid together with the principal amount;

 the debentures will be the object of a private

placement, with the shareholders' preemptive right

being respected, and will be paid in at the time of

subscription; the issuance of the debentures will be

conditioned on (i) the members of the controlling

group of shareholders of the Company being, at the

end of the subscription period, owners of the right

of conversion of more than 50% of the common shares

to be issued as a result of the conversion, in view

of the regulatory restrictions to which the Company

PROPOSAL #II.: Approve to delegate the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company the powers that are referred

 to in paragraph 1 of Article 170 of Law number

6404/76, and to authorize the management of the

Company to take all the measures and steps necessary

to carry out the issuance of the debentures

PROPOSAL #III.: Amend the Corporate Bylaws of the              ISSUER            YES             FOR                  FOR

Company, to amend paragraph 1 of Article 5, in such a

 way as to increase the authorized capital amount of

the Company to the total amount of BRL

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALL-AMERICA LATINA LOGISTICA S A

  TICKER:                  N/A                 CUSIP:   01643R606

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the remuneration of Executive            ISSUER            YES         AGAINST           AGAINST

Officers, Non-Executive Directors, and the Fiscal

Council Members

PROPOSAL #2: Amend the Lines E, P, and'S of Article          ISSUER            YES             FOR                  FOR

17, the main part and the exclude Lines C, D, E, F, G

 and H from Article 31, the wording of the main part

of Article 25 and Lines E, P and'S of Article 17 of

the Corporate Bylaws of the Company

PROPOSAL #3: Approve the consolidate Company's Bylaws        ISSUER            YES             FOR                  FOR

 of the Company in such a way as to reflect the

amendments at the meetings of the Board of Directors

held on 31 MAR 2008, and 17 NOV 2009, at the AGM and

the EGM held on 28 APR 2008, 29 APR 2009, and at the

EGM held 02 OCT 2009, as well as the amendments

proposed in the Item 5 of this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALL-AMERICA LATINA LOGISTICA S A

  TICKER:                  N/A                 CUSIP:   01643R606

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to take knowledge of the                     ISSUER            YES             FOR                  FOR

Directors accounts, to examine, discuss and the

Company's consolidated financial statements for the

FY ending 31 DEC 2009

PROPOSAL #2: Approve the allocation of t he net                 ISSUER            YES             FOR                  FOR

profits from the FY, and the distribution of dividends

PROPOSAL #3: Election the Members of the Board of              ISSUER            YES         AGAINST           AGAINST

Directors and the Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALLIANCE FINANCIAL GROUP BERHAD

  TICKER:                  N/A                 CUSIP:   Y0034W102

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the FYE 31 MAR 2009 together with the

reports of the Directors and the Auditors thereon

PROPOSAL #2.: Approve the payment of the Directors'          ISSUER            YES             FOR                  FOR

fees in respect of the FYE 31 MAR 2009

PROPOSAL #3.: Re-elect Tan Yuen Fah as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation pursuant to Article 82 of the

 Company's Articles of Association

PROPOSAL #4.: Re-elect Kung Beng Hong as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation pursuant to Article 82 of the

 Company's Articles of Association

PROPOSAL #5.: Appoint Messrs PricewaterhouseCoopers          ISSUER            YES             FOR                  FOR

as the Auditors of the Company, in place of the

retiring Auditors, Messrs. Ernst and Young and

authorize the Directors to fix their remuneration

PROPOSAL #6.: Re-appoint Dato' Thomas Mun Lung Lee as        ISSUER            YES             FOR                  FOR

 a Director of the Company to hold the office until

the conclusion of the next AGM of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALUMINUM CORP CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y0094N109

  MEETING DATE:      8/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company: the type

of shares and nominal value: the domestic listed RMB

denominated ordinary shares [A shares], with a

nominal value of RMB 1.00 each

PROPOSAL #S.1.2: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company: the

method of issue: private offering, the Company will,

within 6 months from obtaining the approval of CSRC,

issue the A shares to no more than 10 specific target

 subscribers at the appropriate time

PROPOSAL #S.1.3: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company: the

target subscribers: securities investment fund

management Companies, securities Companies, insurance

 institutional investors, trust investment Companies,

 finance Companies and Qualified Foreign

Institutional Investors who are qualified legal

persons, natural persons, or other legally qualified

investors; the Company will determine the target

subscribers after obtaining the relevant approval and

 in accordance with the implementation details of

private offering of shares by listed Companies

PROPOSAL #S.1.4: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company: the lock-

up period: the A shares subscribed by the target

subscribers are not transferable for a period of 12

months from the date of completion of the A share

PROPOSAL #S.1.5: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company: the

subscription method: all target subscribers will

subscribe for the A shares in cash

PROPOSAL #S.1.6: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company: the

number of A shares to be issued: not more than one

billion A shares, the number of A shares to be issued

 will be adjusted correspondingly according to the

proportion of changes in the total share capital in

case of ex-rights or ex-dividend such as distribution

 of dividends, bonus issue, capitalization issue, new

 issue or placing by the Company during the period

from the pricing base date to the date of issue of

the A share; authorize the Board the EGM and Class

Meetings to finalize the number of A shares to be

issued, having regard to the actual circumstances and

 after consultation with the lead underwriter[s] of

the A share issue

PROPOSAL #S.1.7: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company: the

pricing base date and price of the issue: the pricing

 base date of the A share issue is the date of

announcement of the resolutions of the 13th meeting

of the 3rd session of the Board; the issue price per

A share will not be less than 90% of the average

trading price of the A Shares in the 20 days

immediately preceding the pricing base date [the

average trading price of the A Shares in the 20 days

immediately preceding the pricing base date equal to

the total amount of A Shares traded in the 20 days

immediately preceding the pricing base date/the total

 volume of A Shares traded in the 20 days immediately

 preceding the pricing base date]; the exact price

will be determined by the Board after obtaining the

approval of the CSRC in accordance with the authority

 granted at the EGM and Class Meetings and in

compliance with the 'Implementation Details of

Private Offering of Shares by Listed Companies',

bidding results and in consultation with the lead

underwriter[s], the minimum issue price of the A

share issue will be adjusted correspondingly in case

of ex-rights or ex-dividend such as distribution of

dividends, bonus issue, capitalization issue or

placing during the period from the pricing base date

PROPOSAL #S.1.8: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company: the place

 of listing: after expiration of the lock-up period,

the A Shares issued pursuant to the A share issue

will be traded on the Shanghai Stock Exchange

PROPOSAL #S.1.9: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company: the use

of proceeds: the proceeds raised will not exceed RMB

10 billion; after deduction of the relevant expenses,

 the proceeds will be used in the Chongqing 800,000

tonnes Alumina Construction Project, Xing Xian

Alumina Project, Zhongzhou Ore-dressing Bayer Process

 expansion construction project and to supplement the

 working capital, details of the project investments

are as specified; if the actual net proceeds raised

in the A share issue are less than the amount

proposed to be utilized as set out above, the Company

 will make up the shortfall by its own means; if the

time at which the proceeds raised does not match the

implementation schedule of the projects, the Company

may utilize other funds first and swap them with the

proceeds raised when the funds are in place

PROPOSAL #S1.10: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company: the

arrangements with regard to the cumulated profits not

 distributed: the new A shareholders after completion

 of the A share Issue and existing shareholders will

share the cumulated profits not distributed prior to

the A share issue

PROPOSAL #S1.11: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company: the

period of validity of the A share issue resolutions:

12 months from the date of the resolutions passed at

the respective EGM, A Share Class Meeting and H Share

 Class Meeting

PROPOSAL #S.2: Approve the Detailed Plan for the                ISSUER            YES             FOR                  FOR

Private Offering of A Shares, as specified

PROPOSAL #S.3: Authorize the Board in connection with        ISSUER            YES             FOR                  FOR

 the proposed A Share Issue: that: the Board and the

persons to be fully authorized by the Board to deal

with specific matters relating to the private

offering of A Shares pursuant to the A share issue,

including: 1] to formulate and implement the specific

 proposal for the A share issue, to determine the

number of shares to be issued, the issue price, the

target subscribers, the time for the issue, the

commencement and the end of the issue period and all

other matters relating to the A share issue; 2] to

revise the above approvals for the purpose of

complying with relevant laws and regulations or the

requirements of the relevant securities regulatory

authorities [except those matters which are required

to be approved afresh at a general meeting pursuant

to the relevant laws and regulations and the Articles

 of Association] and to adjust the projects for which

 proceeds are to be utilized before the A share

issue, taking into account factors such as the

approval of the projects by the relevant authorities,

 the change in relevant market conditions and the

change in the conditions for implementing the

projects for which the proceeds are to be utilized;

3] to sign any document relating to the A share issue

 and to complete the procedures for all necessary or

appropriate applications, submissions, registrations

and filings in relation to the A share issue; 4] to

execute, amend, supplement, deliver, submit and

implement all agreements and application documents in

 relation to the A share issue application and

approval process; 5] amend the Articles of

Association and handle the relevant trade and

industry amendment registration upon completion of

the A share issue and all other matters in relation

to the A share issue; 6] to adjust or reduce the

proposed amount of proceeds to be applied in any one

or more projects in the event that the actual amount

of the net proceeds raised is less than the total

proposed amount of proceeds to be applied and to

apply the unused proceeds to supplement the Company's

 working capital in the event that the actual amount

of capital applied to the projects is less than the

actual amount of net proceeds raised; 7] to handle

matters relating to the listing on the Shanghai Stock

 Exchange of the A shares issued pursuant to the A

share issue upon completion of the A share issue; 8]

to deal with, in its absolute discretion, all other

matters relating to the A share issue; and 9] the

authorizations in items [1] to [7] above will be

valid from the date of approval of the A share issue

at the EGM and Class Meetings and will continue to be

 valid while the matters relating thereto subsist and

 the authorizations under the other items above will

be valid for 12 months following the date of approval

PROPOSAL #4.: Approve the conditions for Private                ISSUER            YES             FOR                  FOR

Offering of A shares have been complied with by the

Company

PROPOSAL #5.: Approve the 'The Report of Use of                 ISSUER            YES             FOR                  FOR

Proceeds from the Last Fund Raising Exercise and

Independent Assurance Report', as specified

PROPOSAL #6.: Approve the 'Feasibility Analysis                 ISSUER            YES             FOR                  FOR

Report on the Use of Proceeds to be Raised by the

Private Offering of A Shares of the Company', as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALUMINUM CORP CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y0094N109

  MEETING DATE:      8/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company, the type

of shares and nominal value: the domestic listed RMB

denominated ordinary shares [A shares], with a

nominal value of RMB 1.00 each

PROPOSAL #S.1.2: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company, the

method of issue: private offering, the Company will,

within 6 months from obtaining the approval of CSRC,

issue the A shares to no more than 10 specific target

 subscribers at the appropriate time

PROPOSAL #S.1.3: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company, the

target subscribers: securities investment fund

management Companies, securities Companies, insurance

 institutional investors, trust investment Companies,

 finance Companies and Qualified Foreign

Institutional Investors who are qualified legal

persons, natural persons, or other legally qualified

investors; the Company will determine the target

subscribers after obtaining the relevant approval and

 in accordance with the implementation details of

private offering of shares by listed Companies

PROPOSAL #S.1.4: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company, the lock-

up period: the A shares subscribed by the target

subscribers are not transferable for a period of 12

months from the date of completion of the A share

PROPOSAL #S.1.5: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company, the

subscription method: all target subscribers will

subscribe for the A shares in cash

PROPOSAL #S.1.6: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company, the

number of A shares to be issued: not more than one

billion A shares, the number of A shares to be issued

 will be adjusted correspondingly according to the

proportion of changes in the total share capital in

case of ex-rights or ex-dividend such as distribution

 of dividends, bonus issue, capitalization issue, new

 issue or placing by the Company during the period

from the pricing base date to the date of issue of

the A share; authorize the Board the EGM and Class

Meetings to finalize the number of A shares to be

issued, having regard to the actual circumstances and

 after consultation with the lead underwriter[s] of

the A share issue

PROPOSAL #S.1.7: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company, the

pricing base date and price of the issue: the pricing

 base date of the A share issue is the date of

announcement of the resolutions of the 13th meeting

of the 3rd session of the Board; the issue price per

A share will not be less than 90% of the average

trading price of the A Shares in the 20 days

immediately preceding the pricing base date [the

average trading price of the A Shares in the 20 days

immediately preceding the pricing base date equal to

the total amount of A Shares traded in the 20 days

immediately preceding the pricing base date/the total

 volume of A Shares traded in the 20 days immediately

 preceding the pricing base date]; the exact price

will be determined by the Board after obtaining the

approval of the CSRC in accordance with the authority

 granted at the EGM and Class Meetings and in

compliance with the 'Implementation Details of

Private Offering of Shares by Listed Companies',

bidding results and in consultation with the lead

underwriter[s], the minimum issue price of the A

share issue will be adjusted correspondingly in case

of ex-rights or ex-dividend such as distribution of

dividends, bonus issue, capitalization issue or

placing during the period from the pricing base date

PROPOSAL #S.1.8: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company, the place

 of listing: after expiration of the lock-up period,

the A Shares issued pursuant to the A share issue

will be traded on the Shanghai Stock Exchange

PROPOSAL #S.1.9: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company, the use

of proceeds: the proceeds raised will not exceed RMB

10 billion; after deduction of the relevant expenses,

 the proceeds will be used in the Chongqing 800,000

tonnes Alumina Construction Project, Xing Xian

Alumina Project, Zhongzhou Ore-dressing Bayer Process

 expansion construction project and to supplement the

 working capital, details of the project investments

are as specified; if the actual net proceeds raised

in the A share issue are less than the amount

proposed to be utilized as set out above, the Company

 will make up the shortfall by its own means; if the

time at which the proceeds raised does not match the

implementation schedule of the projects, the Company

may utilize other funds first and swap them with the

proceeds raised when the funds are in place

PROPOSAL #S1.10: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company, the

arrangements with regard to the cumulated profits not

 distributed: the new A shareholders after completion

 of the A share Issue and existing shareholders will

share the cumulated profits not distributed prior to

the A share issue

PROPOSAL #S1.11: Approve, in relation to the plan for        ISSUER            YES             FOR                  FOR

 the proposed A share issue by the Company, the

period of validity of the A share issue resolutions:

12 months from the date of the resolutions passed at

the respective EGM, A Share Class Meeting and H Share

 Class Meeting

PROPOSAL #S.2: Approve the Detailed Plan for the                ISSUER            YES             FOR                  FOR

Private Offering of A Shares, as specified

PROPOSAL #S.3: Authorize the Board the persons to be         ISSUER            YES             FOR                  FOR

fully authorized by the Board, in connection with the

 proposed A Share issue, to deal with specific

matters relating to the private offering of A Shares

pursuant to the A share issue, including: 1] to

formulate and implement the specific proposal for the

 A share issue, to determine the number of shares to

be issued, the issue price, the target subscribers,

the time for the issue, the commencement and the end

of the issue period and all other matters relating to

 the A share issue; 2] to revise the above approvals

for the purpose of complying with relevant laws and

regulations or the requirements of the relevant

securities regulatory authorities [except those

matters which are required to be approved afresh at a

 general meeting pursuant to the relevant laws and

regulations and the Articles of Association] and to

adjust the projects for which proceeds are to be

utilized before the A share issue, taking into

account factors such as the approval of the projects

by the relevant authorities, the change in relevant

market conditions and the change in the conditions

for implementing the projects for which the proceeds

are to be utilized; 3] to sign any document relating

to the A share issue and to complete the procedures

for all necessary or appropriate applications,

submissions, registrations and filings in relation to

 the A share issue; 4] to execute, amend, supplement,

 deliver, submit and implement all agreements and

application documents in relation to the A share

issue application and approval process; 5] amend the

Articles of Association and handle the relevant trade

 and industry amendment registration upon completion

of the A share issue and all other matters in

relation to the A share issue; 6] to adjust or reduce

 the proposed amount of proceeds to be applied in any

 one or more projects in the event that the actual

amount of the net proceeds raised is less than the

total proposed amount of proceeds to be applied and

to apply the unused proceeds to supplement the

Company's working capital in the event that the

actual amount of capital applied to the projects is

less than the actual amount of net proceeds raised;

7] to handle matters relating to the listing on the

Shanghai Stock Exchange of the A shares issued

pursuant to the A share issue upon completion of the

A share issue; 8] to deal with, in its absolute

discretion, all other matters relating to the A share

 issue; and 9] the authorizations in items [1] to [7]

 above will be valid from the date of approval of the

 A share issue at the EGM and Class Meetings and will

 continue to be valid while the matters relating

thereto subsist and the authorizations under the

other items above will be valid for 12 months

following the date of approval of the A share issue

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALUMINUM CORP CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y0094N109

  MEETING DATE:      12/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the renewal of the         ISSUER            YES             FOR                  FOR

Mutual Supply Agreement (as specified) and all

transactions contemplated thereunder and in

connection therewith; approve the proposed revised

annual caps as specified in relation to the Mutual

Supply Agreement for the 3 years ending 31 DEC 2012;

and authorize any 1 Director of the Company, for and

on behalf of the Company to execute all such other

documents and agreements and do such acts or things

as he may in his absolute discretion consider to be

necessary, desirable, appropriate or expedient to

implement or give effect to the transactions under

the Mutual Supply Agreement and the annual caps

PROPOSAL #2.: Approve and ratify, the renewal of the         ISSUER            YES             FOR                  FOR

Provision of Aluminum and Aluminum Alloy Ingots and

Aluminum Fabrication Services Agreement (as

specified) and all transactions contemplated

thereunder and in connection therewith; approve the

proposed revised annual caps as specified in relation

 to the provision of Aluminum and Aluminum Alloy

Ingots and Aluminum Fabrication Services Agreement

for the 3 years ending 31 DEC 2012; and authorize any

 1 Director of the Company, for and on behalf of the

Company to execute all such other documents and

agreements and do such acts or things as he may in

his absolute discretion consider to be necessary,

desirable, appropriate or expedient to implement or

give effect to the transactions under the Provision

of Aluminum and Aluminum Alloy Ingots and Aluminum

Fabrication Services Agreement and the annual caps

PROPOSAL #3.: Approve and ratify, the renewal of the         ISSUER            YES             FOR                  FOR

Provision of Engineering, Construction and

Supervisory Services Agreement (as specified) and all

 transactions contemplated thereunder and in

connection therewith; approve the proposed revised

annual caps as specified in relation to the Provision

 of Engineering, Construction and Supervisory

Services Agreement for the 3 years ending 31 DEC

2012; and authorize any 1 Director of the Company,

for and on behalf of the Company to execute all such

other documents and agreements and do such acts or

things as he may in his absolute discretion consider

to be necessary, desirable, appropriate or expedient

to implement or give effect to the transactions under

 the Provision of Engineering, Construction and

Supervisory Services Agreement and the annual caps

PROPOSAL #4.: Approve and ratify, the renewal of the         ISSUER            YES             FOR                  FOR

Long Term Agreement for Sale and Purchase of Alumina

as specified, (as specified), and all transactions

contemplated thereunder and in connection therewith;

approve the proposed revised annual caps as specified

 in relation to the Long Term Agreement for Sale and

Purchase of Alumina for the 3 years ending 31 DEC

2012; and authorize any 1 Director of the Company,

for and on behalf of the Company to execute all such

other documents and agreements and do such acts or

things as he may in his absolute discretion consider

to be necessary, desirable, appropriate or expedient

to implement or give effect to the transactions under

 the Long Term Agreement for Sale and Purchase of

Alumina and the annual caps thereunder

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALUMINUM CORP CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y0094N109

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Directors' report for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee for the YE 31 DEC 2009

PROPOSAL #3: Approve the Independent Auditor's report        ISSUER            YES             FOR                  FOR

 and the audited financial report of the Company for

the YE 31 DEC 2009 [including the financial report

prepared in accordance with the International

Financial Reporting Standards and the financial

report prepared in accordance with the PRC Accounting

 Standards for Business Enterprises [2006]]

PROPOSAL #4: Approve the non-payment of 2009 final            ISSUER            YES             FOR                  FOR

dividends for the YE 31 DEC 2009 and non-

implementation of increasing share capital by

transferring capital reserves

PROPOSAL #5.a: Re-appoint Mr. Xiong Weiping as an              ISSUER            YES             FOR                  FOR

Executive Director of the 4th session of the Board

for a term of three years expiring upon conclusion of

 the Company's 2012 AGM

PROPOSAL #5.b: Re-appoint Mr. Luo Jianchuan as an              ISSUER            YES             FOR                  FOR

Executive Director of the 4th session of the Board

for a term of three years expiring upon conclusion of

 the Company's 2012 AGM

PROPOSAL #5.c: Re-appoint Mr. Chen Jihua as an                   ISSUER            YES             FOR                  FOR

Executive Director of the 4th session of the Board

for a term of three years expiring upon conclusion of

 the Company's 2012 AGM

PROPOSAL #5.d: Re-appoint Mr. Liu Xiangmin as an                ISSUER            YES             FOR                  FOR

Executive Director of the 4th session of the Board

for a term of three years expiring upon conclusion of

 the Company's 2012 AGM

PROPOSAL #6.a: Re-appoint Mr. Shi Chungui as a Non-           ISSUER            YES             FOR                  FOR

Executive Directors of the 4th session of the Board

for a term of three years expiring upon conclusion of

 the Company's 2012 AGM

PROPOSAL #6.b: Re-appoint Mr. Lv Youqing as a Non-             ISSUER            YES             FOR                  FOR

Executive Directors of the 4th session of the Board

for a term of three years expiring upon conclusion of

 the Company's 2012 AGM

PROPOSAL #7.a: Re-appoint Mr. Zhang Zhuoyuan as an            ISSUER            YES             FOR                  FOR

Independent Non-Executive Directors of the 4th

session of the Board for a term of three years

expiring upon conclusion of the Company's 2012 AGM

PROPOSAL #7.b: Re-appoint Mr. Wang Mengkui as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Directors of the 4th

session of the Board for a term of three years

expiring upon conclusion of the Company's 2012 AGM

PROPOSAL #7.c: Re-appoint Mr. Zhu Demiao as an                   ISSUER            YES             FOR                  FOR

Independent Non-Executive Directors of the 4th

session of the Board for a term of three years

expiring upon conclusion of the Company's 2012 AGM

PROPOSAL #8.a: Re-appoint Mr. Ao Hong as                              ISSUER            YES             FOR                  FOR

shareholders-elected Supervisors of the 4th session

of the Supervisory Committee for a term of three

years expiring upon conclusion of the Company's 2012

PROPOSAL #8.b: Re-appoint Mr. Zhang Zhankui as                   ISSUER            YES             FOR                  FOR

shareholders-elected Supervisors of the 4th session

of the Supervisory Committee for a term of three

years expiring upon conclusion of the Company's 2012

PROPOSAL #9: Authorize the Board to set the                        ISSUER            YES             FOR                  FOR

remuneration for the Company's Directors and

Supervisors for year 2010

PROPOSAL #10: Approve the renewal of one-year                     ISSUER            YES         AGAINST           AGAINST

liability insurance for the Company's Directors,

Supervisors and Senior Management [from 18 MAY 2010

to 17 MAY 2011]

PROPOSAL #11: Re-appoint PricewaterhouseCoopers                 ISSUER            YES             FOR                  FOR

[Certified Public Accountants, Hong Kong] as the

International Auditors and PricewaterhouseCoopers

Zhong Tian CPAs Company Limited as PRC Auditors of

the Company to hold office until conclusion of the

next AGM, and authorize the Audit Committee of the

Board to determine their remuneration

PROPOSAL #12: Approve proposals [if any] put forward         ISSUER            YES         AGAINST           AGAINST

at such meeting by any shareholder(s) holding 3% or

more of the shares carrying the right to vote at such

 meeting

PROPOSAL #S.13: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company [as specified], and authorize any one

Director or Secretary to the Board to deal with on

behalf of the Company the relevant filing, amendments

 and registration [where necessary] procedures and

other related issues arising from the amendments to

the Articles of Association of the Company

PROPOSAL #S.14: Approve the issue mandate                             ISSUER            YES             FOR                  FOR

PROPOSAL #S.15: Approve the issue of short-term bills        ISSUER            YES             FOR                  FOR

PROPOSAL #S.16: Approve the issue of medium-term notes      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMBUJA CEM LTD

  TICKER:                  N/A                 CUSIP:   Y6140K106

  MEETING DATE:      4/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the profit and loss          ISSUER            YES             FOR                  FOR

account for the Corporate FYE 31 DEC 2009 and the

balance sheet as at that date and the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Nasser Munjee as a                 ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Rajendra P. Chitale as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Shailesh Haribhakti as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. S.R. Batliboi and                       ISSUER            YES             FOR                  FOR

Associates, retiring Auditors as the Auditors of the

Company, to hold office from the conclusion of the

next AGM of the Company and approve to fix their

remuneration.

PROPOSAL #S.7: Authorize the Company, pursuant to the        ISSUER            YES             FOR                  FOR

 provisions of Sections 198, 309 and all other

applicable provisions, if any, of the Companies

Act,1956 [including any amendment thereto or re-

enactment thereof for the time being in force] and

subject to such permissions, consents and approvals

from various authorities, as may be required, to the

payment of commission to the Directors [other than

the Managing Director and Whole-time Directors] for a

 period of five years commencing from 01 JAN 2010 as

may be decided by the Board from time to time but not

 exceeding to ceiling as prescribed under Section

309(4) of the Companies Act, 1956 viz., 1% per annum

of the net profits of the Company as computed in

accordance with the provisions of Section 349 read

with Section 350 of the Companies Act, 1956, such

commission being divisible amongst the Directors in

such proportion and in such manner as may be decided

by the Board of Directors of the Company

PROPOSAL #8.: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

approval of the Central Government and pursuant to

the provisions of Sections 198,269,309 and 310 and

all other applicable provisions, if any of the

Companies Act, 1956 read with Schedule XIII to the

said Act, as amended and subject to such permissions,

 consents and approvals from various authorities as

may be required and subject to such conditions, if

any, that may be imposed by any authority, while

granting their permissions, consents and approvals

and which the Board of Directors is authorized to

accept, its consent and approval to the appointment

of Mr. Onne Van Der Weijde for a period of 5 years as

 specified: as the Whole-Time Director, designated as

 the Chief Executive Officer Designate for a period

17 FEB 2010 till 30 APR 2010; and as the Managing

Director from 01 MAY 2010 till 16 FEB 2015; on the

specified remuneration and other terms; that during

his tenure as the Chief Executive Officer designated

and as the Managing Director, Mr. Onne Van Der Weijde

 shall be entitled to be paid/ reimbursed by the

Company all costs, charges and expenses as may be

incurred by him for the purposes of or on behalf of

the Company; that as the Managing Director Mr. Onne

Van Der Weijde shall be liable to retire by rotation

under the Section 255 of the Companies Act 1956,

however, if re-appointed as a Director immediately on

 retirement by rotation, he shall continue to hold

his office of Managing Director and re-appointment as

 a Director shall not be deemed to constitute a break

 in his appointment as the Managing Director

PROPOSAL #S.9: Authorize the Board, pursuant to the          ISSUER            YES             FOR                  FOR

provisions of Section 81(1A) and all other applicable

 provisions, if any of the Companies Act,1956

[including any amendment thereto or re-enactment

thereof for the time being in force], the Securities

and Exchange Board of India [Employee Stock Option

Scheme and Employee Stock Purchase Scheme]

guidelines, 1999 as amended from time (the

guidelines) and subject to such approvals consents,

permissions and sanctions as may be necessary from

appropriate authorities or bodies and subject to such

 conditions as may be prescribed by any of them while

 granting such approvals, consents, permissions and

sanctions which the Board of Directors of the Company

 (the Board) (which term shall be deemed to include

any Committee thereof) to accept, the approval of the

 Company, to create, offer and grant an aggregate of

up to 1,00,00,000 options to the employees of the

Company, each option convertible into one equity

share of the face value of INR 2 each on payment of

such exercise price as may be decide by the Board and

 as per the terms and conditions framed/to be framed

by the Board with regard to the Employee Stock Option

 Scheme (hereinafter referred as ESOS 2010); CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICA MOVIL SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P0280A101

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation, and where appropriate,            ISSUER             NO              N/A                  N/A

approval of a proposal, under the retained earnings

account, to pay a dividend in cash from the account

balance of consolidated net taxable income referred

to Income Tax Law in the amount of MXN 0.50 each for

the shares of the Series AA, A and L in the capital

of the Company, payable in a single payment as agreed

 by the assembly; the total amount would be subject

to the adjustments resulting from or repositioning

repurchase its own shares, among other Corporate

events to adjust the number of shares outstanding at

the time of payment of the dividend

PROPOSAL #2.: Receive the report on compliance with          ISSUER             NO              N/A                  N/A

the tax obligations of the Company for the FY 2008,

referred to Article 86, Section XX of the Income Tax

Law

PROPOSAL #3.: Appointment of the delegates to give            ISSUER             NO              N/A                  N/A

effect to the resolutions adopted by this assembly

and, where appropriate, the formalized as appropriate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICA MOVIL SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P0280A101

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Amend the various provisions of the              ISSUER            YES         AGAINST           AGAINST

Corporate Bylaws of the Company; resolutions in this

regard

PROPOSAL #II.: Approve the designation of delegates          ISSUER            YES         AGAINST           AGAINST

who will carry out the resolutions passed by this

meeting and, if relevant, formalize them as

appropriate; resolutions in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICA MOVIL SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P0280A101

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to carry out transactions that          ISSUER            YES         AGAINST           AGAINST

represent 20% or more of the consolidated assets of

the Company on the basis of numbers corresponding to

the end of the fourth quarter of 2009, in accordance

with that which is provided for in Section 17 of the

Corporate Bylaws of the Company and in Article 47 of

the Securities Market Law; resolutions in this regard

PROPOSAL #2: Approve the designation of delegates who        ISSUER            YES         AGAINST           AGAINST

 will carry out the resolutions passed by this

meeting and, if relevant, formalize them as

appropriate; resolutions in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICA MOVIL SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P0280A101

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appointment and/or ratification, if              ISSUER            YES         AGAINST           AGAINST

relevant, of the members of the Board of Directors of

 the Company who are to be appointed by the series L

Shareholders of the Company

PROPOSAL #2.: Approve the designation of delegates            ISSUER            YES             FOR                  FOR

who will carry out the resolutions passed by this

meeting and, if relevant, formalize them as

appropriate; resolutions in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMERICA MOVIL SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P0280A101

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: The information from the general                   ISSUER             NO              N/A                  N/A

Director prepared in accordance with the terms of

Article 172 of the general mercantile Companies Law

and 44, part xi, of the Securities Market law,

accompanied by the opinion of the Outside Auditor,

regarding the operations and results of the Company

for the FYE on 31 DEC 2009, as well as t he opinion

of the Board of Director's of the Company regarding

the content of said report; the report from the Board

 of Directors that is referred to in line b of

Article 172 of the general mercantile Companies Law,

in which are established and explained the main

accounting and information policies and criteria

followed in the preparation of the Company's

financial information; the information from the Board

 of Directors regarding the transactions and

activities in which it intervened in accordance with

the terms of Article 28, part iv, line e, of the

Securities Market Law; the annual report regarding

the activities conducted by the Audit Committee of

the Company in accordance with the terms of Article

43 of the Securities Market Law and the report with

regard to the subsidiaries of the Company; the

financial statements of the Company to 31 DEC 2009,

which include a proposal for the allocation of

profit, including the proposal for the payment of a

cash dividend to shareholders of the Company; the

report regarding the fulfillment of the tax

obligations that are the Company's responsibility in

accordance with Article 86, part xx, of the income

PROPOSAL #2.: Ratification, as the case may be, of            ISSUER             NO              N/A                  N/A

the performance of the Company's Board of Directors

and general Director for FY 2009 and appointment

and/or ratification, as the case may be, of the

persons to become Members of the Company's Board of

Directors, the Secretary and assistant Secretaries of

 such Board and the Chairman of the Company's Audit

and Corporate Practices Committee, as well as the

determination of their compensations, resolutions in

PROPOSAL #3.: Ratification, as the case may be, of            ISSUER             NO              N/A                  N/A

the Executive Committees performance, of the Audit

and Corporate practices and transactions Committee in

 puerto rico and the United States of America for FY

2009 and appointment and/or ratification, as the case

 may be, of the persons to become Members of the

Company's Executive Committee, the Audit and

corporate practices an d transactions committee in

Puerto rico and the United States of America, as well

 as the determination of the relevant compensations,

resolutions in connection thereto

PROPOSAL #4.: Presentation and, as the case may be,          ISSUER             NO              N/A                  N/A

approval of the Board of Directors, report on the

Company's policies regarding the acquisition of own

shares and, as the case may be, the placement

thereof, presentation and, as the case may be,

approval of a proposal in order to increase the

amount of funds currently available for the

acquisition of own shares, in terms of the provisions

 contained in Article 56 of the securities market

law, resolutions in connection thereto

PROPOSAL #5.: Appointment of delegates to comply the         ISSUER             NO              N/A                  N/A

resolutions adopted by this meeting and, as the case

may be, to formalize them as applicable, resolutions

in connection thereto

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMMB HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y0122P100

  MEETING DATE:      8/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to renew the shareholders'                ISSUER            YES             FOR                  FOR

mandate for the Company and/or its subsidiaries to

enter into recurrent related party transactions of a

revenue or trading nature with AmcorpGroup Berhad and

 any of its subsidiaries and/or associated Companies

[Amcorp Group] which are necessary for the day-to-day

 operations of the Company and/or of its subsidiaries

 in the ordinary course of business on terms not more

 favorable to Amcorp Group than those generally

available to the public and which are not detrimental

 to the minority shareholders of the Company, as

specified; and [Authority expires at the conclusion

of the next AGM of the Company] and that disclosure

be made in the annual report of the Company of the

aggregate value of such transactions conducted

pursuant to the shareholders' mandate granted herein

during the FY and authorize the Directors of the

Company to complete and do all such acts and things

as they may consider expedient or necessary or in the

 interests of the Company and/or its subsidiaries and

 to give effect to the transactions contemplated

and/or authorized by this resolution

PROPOSAL #2.: Approve to renew the shareholders'                ISSUER            YES             FOR                  FOR

mandate for the Company and/or its subsidiaries to

enter into recurrent related party transactions of a

revenue or trading nature with Australia and New

Zealand Banking Group Limited and any of its

subsidiaries and/or associated companies [ANZ Group]

which are necessary for the day-to-day operations of

the Company and/or its subsidiaries in the ordinary

course of business on terms not more favorable to ANZ

 Group than those generally available to the public

and which are not detrimental to the minority

shareholders of the Company, as specified and

[Authority expires at the conclusion of the next AGM

of the Company]; and that disclosure be made in the

annual report of the Company of the aggregate value

of such transactions conducted pursuant to the

shareholders' mandate granted herein during the FY

and authorize the Directors of the Company to

complete and do all such acts and things as they may

consider expedient or necessary or in the interests

of the Company and/or its subsidiaries and to give

effect to the transactions contemplated and/or

authorized by this resolution

PROPOSAL #3.: Approve to renew the shareholders'                ISSUER            YES             FOR                  FOR

mandate for the Company and/or its subsidiaries to

enter into recurrent related party transactions of a

revenue or trading nature with Unigaya Protection

Systems Sdn Bhd and any of its subsidiaries and/or

associated companies [Unigaya Group] which are

necessary for the day-to-day operations of the

Company and/or its subsidiaries in the ordinary

course of business on terms not more favorable to

Unigaya Group than those generally available to the

public and which are not detrimental to the minority

shareholders of the Company, as specified and

[Authority in force until the conclusion of the next

AGM of the Company]; and that disclosure be made in

the annual report of the Company of the aggregate

value of such transactions conducted pursuant to the

shareholders' mandate granted herein during the FY

and authorize the Directors of the Company to

complete and do all such acts and things as they may

consider expedient or necessary or in the interests

of the Company and/or its subsidiaries and to give

effect to the transactions contemplated and/or

authorized by this resolution

PROPOSAL #4.: Approve to renew the shareholders'                ISSUER            YES             FOR                  FOR

mandate for the Company and/or its subsidiaries to

enter into recurrent related party transactions of a

revenue or trading nature with Modular Corp [M] Sdn

Bhd and any of its subsidiaries and/or associated

Companies [Modular Group] which are necessary for the

 day-to-day operations of the Company and/or its

subsidiaries in the ordinary course of business on

terms not more favorable to Modular Group than those

generally available to the public and which are not

detrimental to the minority shareholders of the

Company, as specified and [Authority in force until

the conclusion of the next AGM of the Company]; and

that disclosure be made in the annual report of the

Company of the aggregate value of such transactions

conducted pursuant to the shareholders' mandate

granted herein during the FY and authorize the

Directors of the Company to complete and do all such

acts and things as they may consider expedient or

necessary or in the interests of the Company and/or

its subsidiaries and to give effect to the

transactions contemplated and/or authorized by this

resolution

PROPOSAL #5.: Approve to renew the shareholders'                ISSUER            YES             FOR                  FOR

mandate for the Company and/or its subsidiaries to

enter into recurrent related party transactions of a

revenue or trading nature with Cuscapi Berhad and any

 of its subsidiaries and/or associated Companies

[Cuscapi Group] which are necessary for the day-to-

day operations of the Company and/or its subsidiaries

 in the ordinary course of business on terms not more

 favorable to Cuscapi Group than those generally

available to the public and which are not detrimental

 to the minority shareholders of the Company, as

specified and [Authority in force until the

conclusion of the next AGM of the Company]; and that

disclosure be made in the annual report of the

Company of the aggregate value of such transactions

conducted pursuant to the shareholders' mandate

granted herein during the FY and authorize the

Directors of the Company to complete and do all such

acts and things as they may consider expedient or

necessary or in the interests of the Company and/or

its subsidiaries and to give effect to the

transactions contemplated and/or authorized by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMMB HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y0122P100

  MEETING DATE:      8/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the FYE 31 MAR 2009 and the reports of

 the Directors and Auditors thereon

PROPOSAL #2.: Approve a first and final dividend of          ISSUER            YES             FOR                  FOR

8.0% less tax for the FYE 31 MAR 2009

PROPOSAL #3.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

of MYR 72,000.00 per annum for each Director for the

FYE 31 MAR 2009

PROPOSAL #4.: Re-elect Y Bhg Tan Sri Dato' Mohd                 ISSUER            YES             FOR                  FOR

Ibrahim Mohd Zain as a Director, who retires by

rotation pursuant to Article 89 of the Company's

Articles of Association

PROPOSAL #5.: Re-elect Dr Robert John Edgar as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 89 of the Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Cheah Tek Kuang as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 89 of the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. Mark David Whelan, who              ISSUER            YES             FOR                  FOR

retires pursuant to Article 97 of the Company's

Articles of Association

PROPOSAL #8.: Re-appoint Y Bhg Tan Sri Dato' Azman            ISSUER            YES             FOR                  FOR

Hashim as a Director of the Company, retiring

pursuant to Section 129 of the Companies Act, 1965,

to hold office until the next AGM

PROPOSAL #9.: Re-appoint Y A Bhg Tun Mohammed Hanif          ISSUER            YES             FOR                  FOR

Omar as a Director of the Company, retiring pursuant

to Section 129 of the Companies Act, 1965, to hold

office until the next AGM

PROPOSAL #10.: Re-appoint Messrs. Ernst & Young, the         ISSUER            YES             FOR                  FOR

retiring Auditors and authorize the Directors to

determine their remuneration

PROPOSAL #11.: Authorize the Directors of the                     ISSUER            YES         AGAINST           AGAINST

Company, pursuant to the Company's Executives' Share

Scheme ['ESS'] as approved by the EGM of the Company

held on 26 SEP 2008, to allot and issue such number

of new ordinary shares in the Company from time to

time as may be required for the purpose of the ESS,

provided that the total number of new and existing

ordinary shares in the Company to be allotted and

issued and/or transferred, as the case may be, under

the ESS, shall not exceed 15% in aggregate of the

total issued and paid-up ordinary share capital of

the Company at any point of time throughout the

PROPOSAL #12.: Authorize the Directors of the                     ISSUER            YES         AGAINST           AGAINST

Company, pursuant to the AMMB Holdings Berhad Share

Scheme ['ESS'] as approved by the EGM of the Company

held on 26 SEP 2008 and subject to the passing of the

 Ordinary Resolution No. 11, to allot and issue such

number of new ordinary shares in the Company to Mr.

Cheah Tek Kuang, the Group Managing Director of the

Company, from time to time pursuant to the ESS, and

in accordance with the specified By-Laws

PROPOSAL #13.: Authorize the Board of Directors,                ISSUER            YES             FOR                  FOR

subject to the approvals from the relevant

authorities, where such approval is necessary and

pursuant to Section 132D of the Companies Act, 1965,

to issue shares in the capital of the Company at any

time upon such terms and conditions and for such

purposes as the Directors, may, in their discretion,

deem fit provided that the aggregate number of shares

 to be issued pursuant to this resolution does not

exceed 10% of the issued share capital of the Company

 for the time being

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMOREPACIFIC CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y01258105

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect the Outside Director who is an            ISSUER            YES             FOR                  FOR

Audit Committee Member

PROPOSAL #3.: Approve the remuneration for Director           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANADOLU EFES BIRACILIK VE MALT SANAYI AS, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M10225106

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of the Chairmanship and                     ISSUER             NO              N/A                  N/A

authorize the Chairmanship to sign the

PROPOSAL #2: Receive the Board of Directors' activity        ISSUER             NO              N/A                  N/A

 report, Auditors' report as well as of the

Independent Auditing Company's report

PROPOSAL #3: Approve the consolidated balance sheet          ISSUER             NO              N/A                  N/A

and income statement of year 2009 prepared in

accordance with the capital market legislation

PROPOSAL #4: Grant discharge to the Board Members and        ISSUER             NO              N/A                  N/A

 the Auditors

PROPOSAL #5: Approve the Board of Director's proposal        ISSUER             NO              N/A                  N/A

 concern ng the distr but on of prof t

PROPOSAL #6: Election of the members of the Board of         ISSUER             NO              N/A                  N/A

Directors as well as of the Auditors

PROPOSAL #7: Approve to give information to the                 ISSUER             NO              N/A                  N/A

shareholders about the donations given across year

PROPOSAL #8: Approve to give information to the                 ISSUER             NO              N/A                  N/A

shareholders about the policy on distribution of

profit and disclosure policy within the terms of the

corporate governace principals

PROPOSAL #9: Ratify the election of  ndependent                 ISSUER             NO              N/A                  N/A

Auditing Company in accordance with the capital

market Board's regulation concerning 'capital Market

 ndependent External Auditing'

PROPOSAL #10: Approve to informe the shareholders on         ISSUER             NO              N/A                  N/A

hypothecs, mortgages and guareentees granted in

favour of the third parties as well as the income and

 benefit gained, within the terms of the Capital

Market Board's Legislation

PROPOSAL #11: Amend the Articles of Association, in          ISSUER             NO              N/A                  N/A

accordance with the permission granted by ministry of

 industry and trade

PROPOSAL #12: Authorize the members of the Board of          ISSUER             NO              N/A                  N/A

Directors in accordance with the Articles 334 and 335

 of the Turkish Trade Code

PROPOSAL #13: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANGANG STEEL COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y0132D105

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.a: Approve the placement of new H                 ISSUER            YES             FOR                  FOR

Shares with nominal value of RMB 1.00 to the

Qualified Investors [the Placement], and that the

application of which shall be made to the Hong Kong

Stock Exchange for the listing of, and permission to

deal in, such H Shares on the Hong Kong Stock Exchange

PROPOSAL #S.1.b: Approve that: i] the number of H              ISSUER            YES             FOR                  FOR

Shares subject to the placement shall not be more

than 217,160,000 new H Shares and the actual amount

of the new H Shares to be issued under the Specific

Mandate shall be determined by the Board and the

underwriter pursuant to the market conditions and in

accordance with the relevant requirements under the

Hong Kong Listing Rules following receipt of all the

approvals from the CSRC and other relevant PRC

authorities; and ii] an aggregate of not more than

21,716,000 new H Shares, representing 10% of the

total number of the new H Shares to be placed as

mentioned in the preceding paragraph, shall be

converted, pursuant to the existing PRC laws and

regulations, from an equal number of the Domestic

Shares held by Angang Holding [as the holder of the

state-owned Domestic Shares and shall, subject to the

 approval[s] by the relevant authorities and at the

option of the NSSF Council, aa] be allocated to the

NSSF Council for nil consideration; or [bb] be placed

 to the Qualified Investor[s] with the proceeds to be

 paid to the NSSF Council [the NSSF Council Shares]

PROPOSAL #S.1.c: Approve that the target placees                ISSUER            YES             FOR                  FOR

shall be Qualified Investors, being the overseas

individuals, institutional investor[s] and other

qualified investors which are independent of, and

which are not the connected persons of, the Company

PROPOSAL #S.1.d: Approve that the placing price shall        ISSUER            YES             FOR                  FOR

 be determined by the Board in the best interest of

the Shareholders with reference to: i] the trading

performance of the H Shares, being the average

closing price of the H Shares in the five consecutive

 trading days immediately prior to the date of any

placing agreement in relation to the Placement, and

ii] the trading performance and trading multiples of

the comparable listed companies that engaged in

similar businesses before the Placement

PROPOSAL #S.1.e: Approve that the accumulated profit         ISSUER            YES             FOR                  FOR

of the Company prior to the Placement shall be shared

 by all the Shareholders immediately before and after

 such Placement

PROPOSAL #S.1.f: Approve that the validity of the              ISSUER            YES             FOR                  FOR

resolutions passed at the EGM to approve the grant of

 the Specific Mandate to the Board and the matters

relating thereto shall be 12 months from such meetings

PROPOSAL #S.2: Authorize the Board, subject to the            ISSUER            YES             FOR                  FOR

passing of Resolution [1], to deal with all the

matters in relation to the specific mandate with full

 authority for a term of 12 months; such matters

include but are not limited to: a] submit all the

relevant applications, reports and other documents to

 the relevant PRC and overseas authorities and deal

with all the procedures to obtain and/or procure all

the relevant approvals, registration, filing,

sanction and permission; b] be responsible for the

exercise of the specific mandate to issue new H

shares pursuant to the terms thereof approved by the

Shareholders at the EGM, the domestic shareholders

Class Meeting and the H Shareholders Class Meeting,

respectively, including but not limited to the

determination of the actual size, placing price

[including the price range and final price], timing,

method and target placee[s] of the Placement, the

execution, implementation, modification and

termination of any agreement, contract or other

documents relating to the exercise of the Specific

Mandate to issue new H Shares and other relevant

matters; c] be responsible for obtaining all the

approvals and permissions from the CSRC, the Hong

Kong Stock Exchange and other relevant PRC and

overseas authorities in relation to the exercise of

the Specific Mandate to issue new H Shares; d] engage

 CITIC Securities International Company Ltd as the

sole lead manager, King & Wood as the legal advisers

on the laws of the PRC, Morrison & Foerster as the

legal advisers on the laws of Hong Kong if and as

required in relation to the exercise of the Specific

Mandate to issue new H shares and enter into the

relevant engagement agreements; e] engage other

relevant intermediary parties if and as required in

relation to the exercise of the Specific Mandate to

issue new H shares and enter into the relevant

engagement agreements; f] amend the Articles of

Association of the Company according to the result of

 the exercise of the Specific Mandate to issue new H

Shares, deal with the relevant registration and

filing procedures with the relevant industry and

commerce administration authorities and other matters

 in relation to the implementation of the

Shareholders' approvals; g] make appropriate

amendments to the terms of the Specific Mandate in

light of the specific circumstances and pursuant to

the approval[s] by the relevant authorities; and h]

execute, implement, amend and complete any document

and do any act as necessary and appropriate in

relation to the exercise of the Specific Mandate to

issue new H Shares; Upon the authorization to the

Board by the Shareholders at the EGM, the Domestic

Shareholders Class Meeting and the H Shareholders

Class Meeting as mentioned above, and to delegate

such authorization to the Chairman of and the

PROPOSAL #S.3: Approve that, subject to the passing          ISSUER            YES             FOR                  FOR

of Resolutions [1] and [2], the use of proceeds from

the Placement [excluding the proceeds from the

placement of the NSSF Council Shares] by the Company

for general working capital purpose

PROPOSAL #S.4.a: Approve, subject to the financial            ISSUER            YES             FOR                  FOR

and operational conditions of the Company, the offer

and issue of the short-term debentures with an

aggregate principal amount of not more than RMB 6

billion [the Debentures] to the institutional

investors in the PRC Inter-Bank Debenture Market

PROPOSAL #S.4.b: Approve that the offer of the                   ISSUER            YES             FOR                  FOR

Debentures in two tranches, each with an aggregate

principal amount of RMB 3 billion and a term of

maturity of not more than 365 days

PROPOSAL #S.4.c: Approve that the interest rates                ISSUER            YES             FOR                  FOR

shall be determined in accordance with the market

conditions, and that the interest rates shall be

floating based on the Shanghai Inter bank offered

rate [SHIBOR] within a range to be determined by

reference to the Company's credit rating to be

assigned by a qualified independent PRC credit rating

PROPOSAL #S.4.d: Approve that the offering of the              ISSUER            YES             FOR                  FOR

Debentures to the institutional investors in the PRC

inter bank debenture market [save for those

prohibited from subscribing for the Debentures under

the PRC laws and regulations

PROPOSAL #S.4.e: Approve that the proceeds from the          ISSUER            YES             FOR                  FOR

issue of the Debentures shall be used to repay

certain bank loans of the Company in order to improve

 its debt structure and lower its financing cost

PROPOSAL #S.4.f: Approve that the Shareholders'                 ISSUER            YES             FOR                  FOR

approval in relation to the Proposed Issue of Short-

Term Debentures shall be valid for 24 months

PROPOSAL #S.4.g: Authorize the Board to deal with all        ISSUER            YES             FOR                  FOR

 the matters relating to Proposed Issue of Short-Term

 Debentures in accordance with the specific needs of

the Company and the prevailing market conditions.

Such matters include but are not limited to: i]

determine the specific terms, conditions and other

matters of the Proposed Issue of Short-Term

Debentures [including but not limited to the

determination of the offering timing, actual

aggregate amount, tranches and interest rates] and

making any adjustments to such terms and conditions

pursuant to the relevant PRC laws and regulations and

 the requirement of the relevant regulatory

authorities; ii] take all such actions as necessary

and incidental to the Proposed Issue of Short- Term

Debentures [including but not limited to the

obtaining of all the relevant approvals, the

determination of underwriting arrangements and the

preparation of all the relevant application

documents]; and iii] take all such actions as

necessary for the purposes of implementing the

Proposed Issue of Short-Term Debentures [including

but not limited to the execution of all the requisite

 documents and the disclosure of the relevant

information in accordance with the applicable laws]

upon the authorization to the Board by the

Shareholders as mentioned above, and to delegate such

 to delegate such authorization to the chairman of

PROPOSAL #5.: Appoint Mr. Kwong Chi Kit, Victor as an        ISSUER            YES             FOR                  FOR

 Independent Non-Executive Director of the Company

effective from the date of the passing of this

resolution till the conclusion of the AGM of the

Company in 2012

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANGANG STEEL COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y0132D105

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.A: Approve, the placement of new H                ISSUER            YES             FOR                  FOR

Shares with nominal value of RMB 1.00 to the

Qualified Investors (the 'Placement'); and the

application of which shall be made to the Hong Kong

Stock Exchange for the listing of, and permission to

deal in, such H Shares on the Hong Kong Stock Exchange

PROPOSAL #S.1.B: Approve to issue the number of H              ISSUER            YES             FOR                  FOR

Shares subject to the Placement shall not be more

than 217,160,000 new H Shares and the actual amount

of the new H Shares under the Specific Mandate shall

be determined by the Board and the underwriter

pursuant to the market conditions and in accordance

with the relevant requirements under the Hong Kong

Listing Rules following receipt of all the approvals

from the CSRC and other relevant PRC authorities; and

 to place an aggregate of not more than 21,716,000

new H Shares, representing 10% of the total number of

 the new H Shares as mentioned in this resolution,

shall be converted, pursuant to the existing PRC laws

 and regulations, from an equal number of the

Domestic Shares held by Angang Holding (as the holder

 of the state-owned Domestic Shares) and shall,

subject to the approval(s) by the relevant

authorities and at the option of the NSSF Council,

(aa) be allocated to the NSSF Council for nil

consideration; or (bb) be placed to the Qualified

Investor(s) with the proceeds to be paid to the NSSF

PROPOSAL #S1.C: Approve the target placees shall be          ISSUER            YES             FOR                  FOR

Qualified Investors, being the overseas individuals,

institutional investor(s) and other qualified

investors which are independent of, and which are not

 the connected persons of, the Company

PROPOSAL #S.1.D: Approve to determine the placing              ISSUER            YES             FOR                  FOR

price by the Board in the best interest of the

Shareholders with reference to: (i) the trading

performance of the H Shares, being the average

closing price of the H Shares in the five consecutive

 trading days immediately prior to the date of any

placing agreement in relation to the Placement, and

(ii) the trading performance and trading multiples of

 the comparable listed Companies that engaged in

similar businesses before the Placement

PROPOSAL #S.1.E: Approve to share the accumulated              ISSUER            YES             FOR                  FOR

profit of the Company prior to the Placement by all

the Shareholders immediately before and after such

Placement

PROPOSAL #S.1.F: Approve the validity of the                       ISSUER            YES             FOR                  FOR

resolutions passed at the H Shareholders Class

Meeting to approve the grant of the Specific Mandate

to the Board and the matters relating thereto shall

be 12 months from such meetings

PROPOSAL #S.2: Authorize the Board, subject to the            ISSUER            YES             FOR                  FOR

passing of Resolution 1, to deal with all the matters

 in relation to the Specific Mandate with full

authority for a term of 12 months; such matters

include but are not limited to: a) submit all the

relevant applications, reports and other documents to

 the relevant PRC and overseas authorities and deal

with all the procedures to obtain and/or procure all

the relevant approvals, registration, filing,

sanction and permission; b) be responsible for the

exercise of the Specific Mandate to issue new H

Shares pursuant to the terms thereof approved by the

Shareholders at the EGM, the Domestic Shareholders

Class Meeting and the H Shareholders Class Meeting,

respectively, including but not limited to the

determination of the actual size, placing price

(including the price range and final price), timing,

method and target placee (s) of the Placement(s), the

 execution, implementation, modification and

termination of any agreement, contract or other

documents relating to the exercise of the Specific

Mandate to issue new H Shares and other relevant

matters; c) be responsible for obtaining all the

approvals and permissions from the CSRC, the Hong

Kong Stock Exchange and other relevant PRC and

overseas authorities in relation to the exercise of

the Specific Mandate to issue new H Shares; d) engage

 CITIC Securities International Co., Ltd. as the sole

 lead manager, King & Wood as the legal advisers on

the laws of the PRC, Morrison & Foerster as the legal

 advisers on the laws of Hong Kong if and as required

 in relation to the exercise of the Specific Mandate

to issue new H shares and enter into the relevant

engagement agreements; e) engage other relevant

intermediary parties if and as required in relation

to the exercise of the Specific Mandate to issue new

H shares and enter into the relevant engagement

agreements; f) amend the Articles of Association of

the Company according to the result of the exercise

of the Specific Mandate to issue new H Shares, deal

with the relevant registration and filing procedures

with the relevant industry and commerce

administration authorities and other matters in

relation to the implementation of the Shareholders'

approvals; g) make appropriate amendments to the

terms of the Specific Mandate in light of the

specific circumstances and pursuant to the

approval(s) by the relevant authorities; and h)

execute, implement, amend and complete any document

and do any act as necessary and appropriate in

relation to the exercise of the Specific Mandate to

issue new H Shares; upon the authorization to the

Board by the Shareholders at the EGM, the Domestic

Shareholders Class Meeting and the H Shareholders

Class Meeting as mentioned above; to delegate such

authorization to the Chairman of and the secretary to

PROPOSAL #S.3: Approve, subject to the passing of              ISSUER            YES             FOR                  FOR

Resolutions 1 and 2, the use of proceeds from the

Placement [excluding the proceeds from the placement

of the NSSF Council Shares] by the Company for

general working capital purpose

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANGANG STEEL COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y0132D105

  MEETING DATE:      12/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Joint Venture Agreement and        ISSUER            YES             FOR                  FOR

 the transactions contemplated therein and authorize

the Directors of the Company to do such further acts

and things and execute such further documents and

take all such steps which in their opinion may be

necessary, desirable or expedient to implement and/or

 give effect to the terms of the Joint Venture

PROPOSAL #2.: Approve the 2009 Supply of Materials            ISSUER            YES         AGAINST           AGAINST

and Services Agreement, the relevant monetary caps of

 2010 and 2011, and the transactions contemplated

therein and authorize the Directors of the Company to

 do such further acts and things and execute such

further documents and take all such steps which in

their opinion may be necessary, desirable or

expedient to implement and/or give effect to the

terms of the 2009 Supply of Materials and Services

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANGANG STEEL COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y0132D105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for 2009

PROPOSAL #3: Approve the Audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company for 2009

PROPOSAL #4: Approve the proposal for distribution of        ISSUER            YES             FOR                  FOR

 the profits of the Company for 2009

PROPOSAL #5: Approve the proposed remuneration of the        ISSUER            YES             FOR                  FOR

 Directors and Supervisors of the Company for 2009

PROPOSAL #6: Approve the appointment of RSM China              ISSUER            YES             FOR                  FOR

Certified Public Accountants and RSM Nelson Wheeler

Certified Public Accountants as the domestic and

international Auditor of the Company, respectively,

for 2010, and authorize the Board of Directors of the

 Company to determine their remunerations

PROPOSAL #S.7: Approve to grant the general mandate          ISSUER            YES             FOR                  FOR

to the Board of Directors  the 'Board' and/or the

Committee of the Board (which is composed by the

Directors of the Company and authorized by the Board)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANGLO PLATINUM LTD

  TICKER:                  N/A                 CUSIP:   S9122P108

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Adopt the annual financial statements         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009, together with the Directors'

report and the report of the Auditors

PROPOSAL #O.2.1: Re-elect Mr. T M F Phaswana as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of

Article 82 of the Articles of Association of the

Company

PROPOSAL #O.2.2: Re-elect Mr. R M W Dunne as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of

Article 82 of the Articles of Association of the

Company

PROPOSAL #O.2.3: Re-elect R Medori as a Director of          ISSUER            YES             FOR                  FOR

the Company, who retires in terms of Article 85 of

the Articles of Association of the Company

PROPOSAL #O.2.4: Re-elect Ms. W E Lucas-Bull as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of

Article 82 of the Articles of Association of the

Company

PROPOSAL #O.3: Appointment of Mr. R M W Dunne                    ISSUER            YES             FOR                  FOR

Chairman , Ms.'S E N Sebotsa  Member , Mr. TA Wixley

[Member] to the Audit Committee in terms of Section

94(2), the Board has determined that each of the

Members standing for appointment is Independent in

accordance with requirements of Section 94(4)(b), and

 that they possess the required qualifications and

experience as determined by the Board

PROPOSAL #O.4: Re-appoint Deloitte & Touche as the            ISSUER            YES             FOR                  FOR

External Auditors of the Company and of the Group

until the conclusion of the next AGM

PROPOSAL #O.5: Approve, that in terms of Article                ISSUER            YES             FOR                  FOR

71(b) of the Company's Articles of Association, the

fees payable to the Chairman and Non-Executive

Directors for their services to the Board, Audit and

other committees of the Board be revised with effect

from  01 JAN 2010 as specified

PROPOSAL #O.6: Approve the Company's Remuneration              ISSUER            YES         AGAINST           AGAINST

Policy, as specified in the remuneration report,

which forms part of this annual report

PROPOSAL #O.7: Approve, subject to the provisions of         ISSUER            YES         AGAINST           AGAINST

Section 221 of the Companies Act, 1973, as amended,

and the Listings Requirements of the JSE Limited, to

place the authorized but unissued ordinary shares of

10 cents each in the share capital of the Company

excluding for this purpose those ordinary shares over

 which the Directors have been given specific

authority to meet the requirements of the Anglo

Platinum share schemes  at the disposal and under the

 control of the Directors, to allot and issue such

shares in their discretion to such persons on such

terms and conditions and at such times as the

Directors may determine, which authority shall only

be valid until the Company's next AGM

PROPOSAL #S.1: Authorize the Company and/or any of            ISSUER            YES             FOR                  FOR

its subsidiaries, in terms of Sections 85 and 89 of

the Companies Act 1973 as amended  the Companies Act

 and in terms of the Listing Requirements of the JSE

Limited  the Listing Requirements , to acquire

ordinary shares of 10 cents each  Ordinary  issued by

 the Company, and/or conclude derivative transactions

 which may result in the purchase of ordinary shares

in terms of the Listings Requirements, it being

recorded that such Listings Requirements currently

require, inter alia, that: may make a general

repurchase of securities only if any such repurchases

 of ordinary shares shall be implemented on the main

Board of the JSE Limited  JSE  or any other stock

exchange on which the Company's shares are listed and

 on which the Company or any of its subsidiaries may

wish to implement any repurchases of ordinary shares

with the approval of the JSE and any other such Stock

 Exchange, as necessary, not exceedin

PROPOSAL #S.2: Approve that Article No 144 in the              ISSUER            YES             FOR                  FOR

Articles of Association of the Company detailing the

terms and conditions applicable to the Company's

convertible Perpetual Cumulative Preference Shares of

 1 cent each is hereby cancelled and deleted in its

entirety from the Articles of Association of the

Company and, simultaneously, that the 836,235

Convertible Perpetual Cumulative Preference Shares

remaining in the authorized share capital of the

Company be cancelled

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANGLOGOLD ASHANTI LTD

  TICKER:                  N/A                 CUSIP:   S04255196

  MEETING DATE:      7/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve that, subject to the provisions        ISSUER            YES             FOR                  FOR

 of the Companies Act, 1973, as amended, and the

listings requirements of the JSE Limited from time to

 time, 15,384,615 ordinary shares of ZAR 0. 25 each

in the authorized but unissued share capital of the

Company are placed under the control of the Directors

 of the Company, as a specific authority and

approval, to allot and issue up to a maximum of

15,384,615 ordinary shares of ZAR 0.25 each in the

authorized but unissued share capital of the company,

 for the purpose of the conversion of the USD

732,500,000 3.50% convertible bonds due 2014, issued

by AngloGold Ashanti holdings Finance Plc, a wholly-

owned subsidiary of the Company, and irrevocably

guaranteed by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANGLOGOLD ASHANTI LTD

  TICKER:                  N/A                 CUSIP:   S04255196

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive and adopt the consolidated              ISSUER            YES             FOR                  FOR

audited annual financial statements of the Company

and its subsidiaries, together with the Auditors and

the Directors reports for the YE 31 DEC 2009

PROPOSAL #O.2: Appointment of Ernst and Young Inc, as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company from the

PROPOSAL #O.3: Re-election of  Mr. FB Arisman as a            ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of the

Articles of Association of the Company until the

conclusion of the next AGM of the Company

PROPOSAL #O.4: Re-election of  Prof LW Nkuhlu as a            ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of

Article 92 of the Articles of Association of the

Company

PROPOSAL #O.5: Appointment of Mr. FB Arisman as a              ISSUER            YES             FOR                  FOR

Member of the Audit and Corporate

PROPOSAL #O.6: Appointment of Prof LW Nkuhlu as a              ISSUER            YES             FOR                  FOR

Member of the Audit and Corporate

PROPOSAL #O.7: Amend that subject to the provisions          ISSUER            YES             FOR                  FOR

of the Companies Act, 1973, the Companies Act, 2008

and the listing requirements of the JSE Limited, from

 time to time, authorize the Directors to allot and

issue, for such purposes and on such terms as they

may, in their discretion, determine, ordinary shares

of ZAR 0.25 each in the authorized but unissued share

 capital of the Company, up to a maximum of 5% of the

 number of ordinary shares of ZAR 0.25 each in issue

from time to time

PROPOSAL #O.8: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, in accordance with the listing requirements

of the JSE Limited  JSE Listing Requirements  to

allot and issue for cash, on such terms and

conditions as they may deem fit, all or any of the

ordinary shares of ZAR 0.25 each  Ordinary Shares in

the authorized but unissued share capital of the

Company which they shall have to allot and issue in

terms of ordinary resolution number 7, subject to the

 following conditions: this authority shall be

limited to a maximum number of 5% of the number of

ordinary shares in the issued share capital of the

Company from time to time; this authority shall only

be valid until the next AGM of the Company but shall

not extend beyond 15 months; a paid press

announcement giving full details, including the

PROPOSAL #O.9: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, subject to the provisions of the Companies

Act, 1973, as the Companies Act, 2008 and the listing

 requirements of the JSE Limited, from time to time,

as a general authority and approval: to issue, upon

such terms and conditions as the Directors, in their

discretion may deem fit, such number of convertible

bonds which may be converted into a maximum, in the

aggregate, of 5% of the ordinary shares of ZAR 0.25

each in the issued share capital of CONTD.

PROPOSAL #O.10: Approve the Article 73 of the                     ISSUER            YES             FOR                  FOR

Company's Article of Association, the remuneration,

payable quarterly in arrear, to the Non-Executive

Directors of the Company, be increased with the

effect from 01 JUN 2010 on the basis as specified

PROPOSAL #O.11: Approve the remuneration, payable              ISSUER            YES             FOR                  FOR

quarterly in arrear, to the Non-Executive Directors

of the Company for serving on Committees of the

Board, be increased with the effect from 01 JUN 2010

on the basis as specified

PROPOSAL #O.12: Amend the AngloGold Limited Share              ISSUER            YES             FOR                  FOR

Incentive Scheme, as reflected in the conformed copy

thereof tabled at the AGM and initialled by the

Chairman of such meeting for the purposes of

identification, be approved

PROPOSAL #O.13: Amend the AngloGold Ashanti Limited          ISSUER            YES             FOR                  FOR

Long Term Incentive Par 2005, as reflected in the

conformed copy thereof tabled at the AGM and

initialed by the Chairman of such meeting for the

purposes of identification, be approved

PROPOSAL #O.14: Amend the AngloGold Ashanti Limited          ISSUER            YES             FOR                  FOR

Bonus Share Plan 2005, as reflected in the conformed

copy thereof tabled at the AGM and initialed by the

Chairman of such meeting for the purposes of

identification, be and they are hereby approved

PROPOSAL #O.15: Authorize the subject to the                       ISSUER            YES             FOR                  FOR

provisions of the Companies Act, 1973, as amended,

the Companies Act, 2008 and the listing requirements

of the JSE Limited, from time to time, 17,000,000

ordinary shares of ZAR 0.25 each in the authorized

but unissued share capital of the Company be and they

 are placed under the control of the Directors as a

specific authority and instruction to issue such

shares in accordance with the provisions of any

incentive schemes adopted by the Company from time to

 time, including but not limited to, the AngloGold

Ashanti Share CONTD.

PROPOSAL #O.16: Approve the remuneration policy of            ISSUER            YES             FOR                  FOR

the Company as set out below as a non-binding

advisory vote of shareholders of the Company in terms

 of the King report on Corporate Governance for South

 Africa 2009: the remuneration committee sets and

monitors executive remuneration for the Company; in

line with the executive remuneration policy; this

policy has as its objectives to: attract, award and

retain executives of the highest caliber; align the

behaviour and performance of executives with the

company's strategic goals, in the overall interests

of shareholders; ensure the appropriate balance

between short, medium, and long-term rewards and

incentives, with the latter being closely linked to

structured Company performance targets and strategic

objectives that are in place from time to time; and

ensure that regional CONTD.

PROPOSAL #S.17: Approve the acquisition in terms of          ISSUER            YES             FOR                  FOR

the Companies Act, 1973, as amended, Existing

Companies Act , the Companies Act 2008  New Companies

  and the listings requirements of the JSE limited by

 the Company of ordinary shares issued by the

Company, and the acquisition in terms of the

Companies Act, the new Companies Act and the listings

 requirements of the JSE limited, by any of the

Company's subsidiaries, from time to time, of

ordinary shares issued by the Company, is hereby

approved as a general approval provided that: any

such acquisition of shares shall be through the order

 book operated by the JSE Limited Trading system and

done without any prior understanding or arrangement

between the Company and the Counter party; and/or on

the open market of any other stock exchange on which

the shares are listed or may be listed CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANHUI CONCH CEM CO LTD

  TICKER:                  N/A                 CUSIP:   Y01373102

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Ji Qinying as an Executive            ISSUER            YES             FOR                  FOR

Director commencing on the date on which this

resolution is passed and expiring on the date of

expiry of the tenure of the 4th session of the Board

of Directors of the Company

PROPOSAL #2.: Elect Mr. Qi Shengli as an Executive            ISSUER            YES             FOR                  FOR

Director commencing on the date on which this

Resolution is passed and expiring on the date of

expiry of the tenure of the 4th session of the Board

of Directors of the Company

PROPOSAL #3.: Elect Mr. Wu Jianping as an Executive          ISSUER            YES             FOR                  FOR

Director commencing on the date on which this

Resolution is passed and expiring on the date of

expiry of the tenure of the 4th session of the Board

of Directors of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANHUI CONCH CEM CO LTD

  TICKER:                  N/A                 CUSIP:   Y01373102

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for the YE 31 DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

financial reports prepared in accordance with the

accounting standards generally accepted in the

People's Republic of China  the PRC  and the

International Financial Reporting Standards

PROPOSAL #4.a: Re-elect Mr. Guo Wensan as an                       ISSUER            YES             FOR                  FOR

Executive Director of the Company for a term

commencing on 3 JUN 2010 and expiring on 2 JUN 2013

PROPOSAL #4.b: Re-elect Mr. Guo Jingbin as an                     ISSUER            YES             FOR                  FOR

Executive Director of the Company for a term

commencing on 3 JUN 2010 and expiring on 2 JUN 2013

PROPOSAL #4.c: Re-elect Mr. Ji Qinying as an                       ISSUER            YES             FOR                  FOR

Executive Director of the Company for a term

commencing on 3 JUN 2010 and expiring on 2 JUN 2013

PROPOSAL #4.d: Re-elect Mr. Qi Shengli as an                       ISSUER            YES             FOR                  FOR

Executive Director of the Company for a term

commencing on 3 JUN 2010 and expiring on 2 JUN 2013

PROPOSAL #4.e: Re-elect Mr. Wu Jianping as an                     ISSUER            YES             FOR                  FOR

Executive Director of the Company for a term

commencing on 3 JUN 2010 and expiring on 2 JUN 2013

PROPOSAL #4.f: Re-elect Mr. Kang Woon as an                        ISSUER            YES             FOR                  FOR

independent nonExecutive Director of the Company for

a term commencing on 3 JUN 2010 and expiring on 2 JUN

 2013

PROPOSAL #4.g: Re-elect Mr. Chan Yuk Tong as an                 ISSUER            YES             FOR                  FOR

independent non-Executive Director of the Company for

 a term commencing on 3 JUN 2010 and expiring on 2

JUN 2012

PROPOSAL #4.h: Re-elect Mr Ding Meicai as an                       ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company for

 a term commencing on 3 JUN 2010 and expiring on 2

JUN 2013

PROPOSAL #4.i: Re-elect Mr, Wang Jun as a supervisor         ISSUER            YES             FOR                  FOR

of the Supervisory Committee of the Company for a

term commencing on 3 JUN 2010 and expiring on 2 JUN

PROPOSAL #4.j: Re-elect Mr. Wang Yanmou as a                       ISSUER            YES             FOR                  FOR

supervisor of the Supervisory Committee of the

Company for a term commencing on 3 JUN 2010 and

expiring on 2 JUN 2013

PROPOSAL #5: Re-appointment of KPMG Huazhen Certified        ISSUER            YES             FOR                  FOR

 Public Accountants and KPMG Certified Public

Accountants as the PRC auditors and International

auditors of the Company respectively, and authorize

the Board to determine the remuneration of the

PROPOSAL #S.6: Approve, the Company's 2009 profit              ISSUER            YES             FOR                  FOR

appropriation proposal  the details of which are set

out in item no.  5  entitled Profit Appropriation

Proposal of the Report of the Directors contained in

the Company's 2009 Annual Report and in page 5 of the

 Company's circular dated 16 APR 2010, of which this

notice forms part , and  b  the amendments to the

articles of association of the Company  as described

in Appendix 2 to the circular of the Company dated 16

 APR 2010, CONTD.

PROPOSAL #CONT: CONTD. of which this notice forms              ISSUER             NO              N/A                  N/A

part  in connection with the Capitalisation Issue;

and  c  the grant of authority to the board of

Directors of the Company to make all necessary and

desirable amendments to the Company's articles of

association in order to reflect the allocation of the

 Company's capital reserve-share premium to the

Company's share capital under the Capitalisation

Issue  as defined in the Company's circular dated 16

APR 2010 which contains the notice of 2009 AGM , and

to do all necessary actions and attend to all

necessary filings arising therefrom and in connection

 therewith

PROPOSAL #S.7: Approve, subject to the restrictions          ISSUER            YES             FOR                  FOR

under  c  and  d  below and in accordance with the

requirements of the Rules Governing the Listing of

Securities  the Listing Rules  on the The Stock

Exchange of Hong Kong Limited  HK Stock Exchange ,

the Company Law of the PRC, and other applicable laws

 and regulations  in each case, as amended from time

to time , an unconditional general mandate be and is

hereby granted to the Board to exercise once or in

multiple times during the Relevant Period  as defined

 below  all the powers of the Company to allot and

issue ordinary shares  new shares  on such terms and

conditions as the Board may determine and that, in

the exercise of their powers to allot and issue

shares, CONTD.

PROPOSAL #CONT: CONTD. the authority of the Board              ISSUER             NO              N/A                  N/A

shall include  without limitation :  i  the

determination of the class and number of the shares

to be allotted;  ii  the determination of the issue

price of the new shares;  iii  the determination of

the opening and closing dates of the issue of new

shares;  iv  the determination of the class and

number of new shares  if any  to be issued to the

existing shareholders;  v  to make or grant offers,

agreements and options which might require the

exercise of such powers; and  vi  in the case of an

offer or issue of shares to the shareholders of the

Company, excluding shareholders who are residents

PROPOSAL #CONT: CONTD.  or the Hong Kong Special                ISSUER             NO              N/A                  N/A

Administrative Region  Hong Kong  on account of

prohibitions or requirements under overseas laws or

regulations or for some other reasons which the Board

 considers expedient;  b  upon the exercise of the

powers granted under paragraph  a , the Board may

during the Relevant Period make or grant offers,

agreements and options which might require the shares

 relating to the exercise of the authority thereunder

 being allotted and issued after the expiry of the

Relevant Period;  c  the aggregate amount of the

overseas listed foreign shares to be allotted or

conditionally or unconditionally agreed to be

allotted  whether pursuant to the exercise of options

 or otherwise  by the Board pursuant to CONTD.

PROPOSAL #CONT: CONTD.  the authority granted under          ISSUER             NO              N/A                  N/A

paragraph  a  above  excluding any shares which may

be allotted upon the conversion of the capital

reserve into capital in accordance with the Company

Law of the PRC or the Articles of Association of the

Company  shall not exceed 20%of the aggregate number

of the overseas listed foreign shares of the Company

in issue as at the date of passing of this

Resolution;  d  the Board in exercising the powers

granted under paragraph  a  above shall be  i  in

compliance with the Company Law of the PRC, CONTD.

PROPOSAL #CONT: CONTD. other applicable laws and                ISSUER             NO              N/A                  N/A

regulations of the PRC, and the Listing Rules  in

each case, as amended from time to time  and  ii

subject to the approvals of China Securities

Regulatory Commission  CSRC  and relevant authorities

 of the PRC being given;  Authority expires at the

earlier of the conclusion of the next AGM of the

Company or the date falling 12 months from the date

of passing of this Resolution ;  f  the Board shall,

subject to the relevant approvals of the relevant

authorities and the exercise of the powers granted

under paragraph  a  above in accordance with the

PROPOSAL #CONT: CONTD. and other applicable laws and         ISSUER             NO              N/A                  N/A

regulations of the PRC, increase the Company's

registered capital to such amount as shall equal the

aggregate nominal amounts of the relevant number of

shares allotted and issued upon the exercise of the

powers granted under paragraph  a  of this

Resolution, provided that the registered capital of

the Company shall not exceed 120% of the amount of

registered capital of the Company as at the date of

passing of this Resolution;  g  subject to the

Listing Committee of the HK Stock Exchange granting

listing of, and permission to deal in, CONTD.

PROPOSAL #CONT: CONTD. the H Shares in the Company's         ISSUER             NO              N/A                  N/A

share capital proposed to be issued by the Company

and to the approval of CSRC for the issue of shares,

authorize the Board to amend, as it may deem

appropriate and necessary, Articles 23, 24 and 27 of

the Articles of Association of the Company to reflect

 the change in the share capital structure of the

Company in the event of an exercise of the powers

granted under paragraph  a  to allot and issue new

shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANTA SPORTS PRODS LTD

  TICKER:                  N/A                 CUSIP:   G04011105

  MEETING DATE:      4/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                     ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

its subsidiaries and the reports of the Directors and

 the Auditor of the Company for the YE 31 DEC 2009

PROPOSAL #2.: Declare a final dividend in respect of         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #3.: Declare a special dividend in respect          ISSUER            YES             FOR                  FOR

of the YE 31 DEC 2009

PROPOSAL #4.: Re-elect Mr. Ding Shizhong as an                   ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #5.: Re-elect Mr. Zheng Jie as an Executive         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #6.: Re-elect Mr. Dai Zhongchuan as an                 ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #7.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company to fix the remuneration of the Company's

Directors

PROPOSAL #8.: Re-appoint KPMG as the Company's                   ISSUER            YES             FOR                  FOR

Auditor and authorize the Board of Directors of the

Company to fix their remuneration

PROPOSAL #9.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to The Rules Governing the Listing of

Securities on the Stock Exchange of Hong Kong Limited

 [the Listing Rules], to allot, issue and deal with

the unissued shares [each, a Share] of HKD 0.10 each

in the capital of the Company and make or grant

offers, agreements and options during and after the

relevant period, not exceeding the aggregate of 20%

of the aggregate nominal amount of the share capital

of the Company in issue as at the date of the passing

 of this resolution; and [if the Directors of the

Company are so authorized by a separate ordinary

resolution of the shareholders of the Company] the

aggregate nominal value of any share capital of the

Company repurchased by the Company subsequent to the

passing of this resolution [up to a maximum

equivalent to 10% of the aggregate nominal value of

the share capital of the Company in issue as at the

date of the passing of this resolution], otherwise

than pursuant to: i) a rights issue [specified]; or

ii) the exercise of any options granted under all

Share Option Schemes of the Company adopted from time

 to time in accordance with the Listing Rules; or

iii) any scrip dividend or similar arrangements

providing for the allotment and issue of Shares in

lieu of the whole or part of a dividend on Shares in

accordance with the Articles of Association of the

Company in force from time to time; or iv) any issue

of Shares upon the exercise of rights of subscription

 or conversion under the terms of any warrants of the

 Company or any securities which are convertible into

 Shares; and [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by the Articles of

Association of the Company or the applicable laws of

PROPOSAL #10.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, to repurchase [or agree to repurchase]

shares [each, a Share] of HKD 0.10 each in the

capital of the Company on the Stock Exchange, or any

other Stock Exchange on which the Shares may be

listed and recognized by the Securities and Futures

Commission of Hong Kong and the Stock Exchange for

such purpose, and otherwise in accordance with the

rules and regulations of the Securities and Futures

Commission of Hong Kong, the Stock Exchange, the

Companies Law, Chapter 22 [Law 3 of 1961, as

consolidated and revised] of the Cayman Islands and

all other applicable Laws in this regard, the

aggregate nominal amount of shares which may be

repurchased or agreed to be repurchased by the

Company pursuant to this resolution, during the

relevant period, shall not exceed 10% of the

aggregate nominal value of the share capital of the

Company as at the date of the passing of this

resolution and the authority pursuant to this

resolution shall be limited accordingly; and

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period within which the next AGM of the Company is

required by the Articles of Association of the

PROPOSAL #11.: Approve, conditional on the passing of        ISSUER            YES         AGAINST           AGAINST

 Resolutions 9 and 10 above, the general mandate

granted to the Directors of the Company pursuant to

Resolution 9 above be extend by the addition to the

aggregate nominal value of the shares which may be

allotted or agreed conditionally or unconditionally

to be allotted by the Directors of the Company

pursuant to or in accordance with such general

mandate of an amount representing the aggregate

nominal value of the share capital of the Company

repurchased or agreed to be repurchased by the

Company pursuant to or in accordance with the

authority granted under Resolution 10 above

PROPOSAL #12.: Approve to extend the term of the                ISSUER            YES             FOR                  FOR

sportswear sales agreement dated 31 DEC 2009 [the

Sportswear Sales Agreement]; and the expected annual

caps for the sale and purchase of ANTA products under

 the Sportswear Sales Agreement with [Guangzhou Anda

Trading Development Co, Ltd.] in the amount of RMB

401.64 million [equivalent to approximately HKD

456.26 million], RMB 502.05 million [equivalent to

approximately HKD 570.33 million] and RMB 627.56

million [equivalent to approximately HKD 712.91

million] respectively for the 3 YE 31 DEC 2010, 2011

and 2012

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARACRUZ CELULOSE S A

  TICKER:                  N/A                 CUSIP:   P0441Z110

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to decide concerning the                   ISSUER            YES         AGAINST           AGAINST

conversion of all of the Class A and B preferred

shares into common shares to be issued due to the

mentioned conversion, at the proportion of one

preferred share, of the Class A or B as the case may

be, for each 0.91 common share issued as a result of

the conversion, in the manner decided by common

shareholders in the EGM of the Company held on 30 MAY

 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARACRUZ CELULOSE S A

  TICKER:                  N/A                 CUSIP:   P0441Z110

  MEETING DATE:      7/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To decide concerning the reversal of            ISSUER             NO              N/A                  N/A

the decision made by the EGM of the Company held on

30 MAY 2009, that had voted for the conversion of the

 entirety of the preferred shares issued by Aracruz ,

 of both classes, into common shares also issued by

the Company

PROPOSAL #2.: Once the reversal mentioned in item 1          ISSUER             NO              N/A                  N/A

above is approved, the following will no longer have

any effect (i) the amendment of the Article 5 and its

 paragraphs, (ii) the removal of the Articles 7 and

9, with the renumbering of the subsequent Articles,

(iii) the amendment of the Article 27, paragraph ii,

all of the Corporate Bylaws, restoring, consequently,

 the text of the Corporate Bylaws that was in effect

until 30 MAY 2009

PROPOSAL #3.: Elect the Members full and alternate of        ISSUER            YES         AGAINST           AGAINST

 the Board of Directors, under the terms of the main

part of the Article 150 of Law Number 6404/76 and

Article 18 of the Corporate Bylaws of Aracruz

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARACRUZ CELULOSE S.A.

  TICKER:                  ARA                 CUSIP:   038496204

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO RATIFY THE CONVERSION OF ALL ARACRUZ        ISSUER            YES         AGAINST           AGAINST

 CLASS B PREFERRED SHARES INTO ARACRUZ COMMON SHARES

TO BE ISSUED AS A RESULT OF SUCH CONVERSION, AT THE

RATIO OF 0.91 ARACRUZ COMMON SHARE FOR EACH AND EVERY

 ONE OF ARACRUZ'S CLASS B PREFERRED SHARES, AS

DECIDED BY THE COMMON SHAREHOLDERS OF ARACRUZ AT THE

EXTRAORDINARY GENERAL SHAREHOLDERS' MEETING HELD ON

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARCELORMITTAL SOUTH AFRICA

  TICKER:                  N/A                 CUSIP:   S05944111

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the annual financial statements             ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-elect Ms. N.D. Orleyn as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Re-elect Mr. E.K. Diack as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Re-elect Mr. M.J.N. Njeke as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.4: Re-elect Mr. D.K. Chugh as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.5: Re-elect Mr. M. MacDonald as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-appoint Deloitte & Touche as the                ISSUER            YES             FOR                  FOR

Independent Auditors of the Company and Mr. RM Duffy

as the Individual Designated Auditor who will

undertake the audit of the Company for the ensuing

PROPOSAL #4: Approve the Non Executive Directors fees        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Amend the Arcelor Mittal South Africa            ISSUER            YES             FOR                  FOR

Management Share Trust Deed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASIA CEMENT CORP

  TICKER:                  N/A                 CUSIP:   Y0275F107

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 financial statements                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of convertible bonds                    ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution:         ISSUER            YES             FOR                  FOR

cash dividend: TWD 1.8 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings: stock dividend: 30 for 1,000

SHS held

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASPEN PHARMACARE HOLDINGS PLC

  TICKER:                  N/A                 CUSIP:   S0754A105

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the Company annual financial                ISSUER            YES             FOR                  FOR

statements

PROPOSAL #2.1: Re-elect Archie Aaron as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Re-elect Chris Mortimer as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Re-elect David Nurek as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.4: Re-elect Sindi Zilwa as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers Inc          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #4.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #5.: Approve the remuneration of the Non-             ISSUER            YES             FOR                  FOR

Executive Directors

PROPOSAL #6.: Approve to distribute to shareholders          ISSUER            YES             FOR                  FOR

part of the Companies share premium

PROPOSAL #7.: Approve to place unissued shares under         ISSUER            YES         AGAINST           AGAINST

the control of the Directors

PROPOSAL #8.: Authorize the Executive Director to              ISSUER            YES         AGAINST           AGAINST

sign documents necessary for or incidental to the

resolutions proposed at the AGM

PROPOSAL #S.1: Grant authority to repurchase the                ISSUER            YES             FOR                  FOR

Company's shares

PROPOSAL #S.2: Authorize the Company to repurchase            ISSUER            YES             FOR                  FOR

treasury shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASSECO POLAND S A

  TICKER:                  N/A                 CUSIP:   X02540130

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting and election of          ISSUER            YES             FOR                  FOR

the Chairman

PROPOSAL #2: Approve to state the Chairman, if the            ISSUER            YES             FOR                  FOR

meeting has been convened in conformity of

regulations and assuming its capability to pass valid

 resolutions and election of the ballot counting

PROPOSAL #3: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Receive the Management Boards report on         ISSUER            YES             FOR                  FOR

the Asseco Poland SA activity in 2009

PROPOSAL #5: Approve the Asseco Poland SA financial          ISSUER            YES             FOR                  FOR

statement for 2009

PROPOSAL #6: Approve the Auditors opinion and report         ISSUER            YES             FOR                  FOR

on the Asseco Poland SA financial statement for 2009

PROPOSAL #7: Receive the Supervisory Boards report on        ISSUER            YES             FOR                  FOR

 assessment of the Management Boards report on

activity and assessment of the Asseco Poland SA

financial statement for 2009

PROPOSAL #8: Adopt the resolutions on approval of the        ISSUER            YES             FOR                  FOR

 Management Boards report on activity and approve the

 Companys financial statement for 2009

PROPOSAL #9: Approve to review the capital groups              ISSUER            YES             FOR                  FOR

report on activity and the capital groups financial

statement for 2009

PROPOSAL #10: Approve to review the Auditors opinion         ISSUER            YES             FOR                  FOR

and report on the capital groups financial statement

for 2009

PROPOSAL #11: Adopt the resolution on approval of the        ISSUER            YES             FOR                  FOR

 report on the capital groups financial statement for

 2009 and activity in 2009

PROPOSAL #12: Grant discharge to the Management Board        ISSUER            YES             FOR                  FOR

 for 2009

PROPOSAL #13: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board for 2009

PROPOSAL #14: Approve the allocation of net profit            ISSUER            YES             FOR                  FOR

earned in 2009 and dividend payment

PROPOSAL #15: Approve to review the Management Boards        ISSUER            YES             FOR                  FOR

 report on activity and the Systemy Informacyjne

Kapital SA financial statement for 2009

PROPOSAL #16: Approve to review the Supervisory                 ISSUER            YES             FOR                  FOR

Boards report on assessment of the Management Boards

report on the Systemy Informacyjne Kapital SA

activity and financial statement for 2009

PROPOSAL #17: Adopt the Management Board of Asseco            ISSUER            YES             FOR                  FOR

Poland SA report on activity and financial statement

for 2009 of the Systemy Informacyjne Kapital SA

PROPOSAL #18: Grant discharge to the Management Board        ISSUER            YES             FOR                  FOR

 of the Systemy Informacyjne Kapital SA for 2009

PROPOSAL #19: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board of the Systemy Informacyjne Kapital SA for 2009

PROPOSAL #20: Approve to review the Management Boards        ISSUER            YES             FOR                  FOR

 report on the studio Komputerowe Galkom SP.Z O.O.

activity for 2009

PROPOSAL #21: Approve to review the Supervisory                 ISSUER            YES             FOR                  FOR

Boards report on assessment of the Management Boards

report on activity and financial statement for 2009

of the studio Komputerowe Galkom Sp.Z O.O

PROPOSAL #22: Adopt the resolutions on the Management        ISSUER            YES             FOR                  FOR

 Boards report on activity and financial statement

for 2009 of the studio Komputerowe Galkom Sp.Z O.O

PROPOSAL #23: Grant discharge to the Management Board        ISSUER            YES             FOR                  FOR

 of the studio Komputerowe Galkom Sp.Z O.O. for 2009

PROPOSAL #24: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board of the studio Komputerowe Galkom Sp.Z O.O. for

PROPOSAL #25: Approve to review the Management Boards        ISSUER            YES             FOR                  FOR

 report on the ABG SA activity for 2009

PROPOSAL #26: Approve to review the Supervisory                 ISSUER            YES             FOR                  FOR

Boards report on assessment of the Management Boards

report on activity and financial statement for 2009

of the ABG SA

PROPOSAL #27: Receive the Management Boards report on        ISSUER            YES             FOR                  FOR

 activity and financial statement for 2009 of the ABG

PROPOSAL #28: Grant discharge to the Management Board        ISSUER            YES             FOR                  FOR

 of the ABG SA for 2009

PROPOSAL #29: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board of the ABG SA for 2009

PROPOSAL #30: Adopt the disposal of properties                    ISSUER            YES             FOR                  FOR

PROPOSAL #31: Adopt the acquisition of properties               ISSUER            YES             FOR                  FOR

PROPOSAL #32: Closing of the meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASSECO POLAND S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X02540130

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.: Appoint the meeting's Chairman                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the statement of the meeting's         ISSUER            YES         ABSTAIN           AGAINST

legal validity

PROPOSAL #4.: Approve the presentation of the Plan on        ISSUER            YES         ABSTAIN           AGAINST

 merger of the Company with ABG SA

PROPOSAL #5.: Approve the merger of Asseco Poland SA         ISSUER            YES             FOR                  FOR

with the Company - ABG SA

PROPOSAL #6.: Approve the changes to the Company's            ISSUER            YES             FOR                  FOR

statute text

PROPOSAL #7.: Approve the changes to the Company's            ISSUER            YES             FOR                  FOR

Rules of General Meetings

PROPOSAL #8.: Closure of the meeting                                     ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASTRO ALL ASIA NETWORKS PLC

  TICKER:                  N/A                 CUSIP:   G0594A110

  MEETING DATE:      7/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and the                 ISSUER            YES             FOR                  FOR

audited financial statements of the Company and of

the group for the FYE 31 JAN 2009 and the reports of

the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final tax-exempt dividend of         ISSUER            YES             FOR                  FOR

2.5 sen per ordinary share of 10 pence each for the

FYE 31 JAN 2009

PROPOSAL #3.: Re-appoint Mr. Bernard Anthony Cragg, a        ISSUER            YES             FOR                  FOR

 Director who retires by rotation in accordance with

Articles 83 and 84 of the Company's Articles of

Association

PROPOSAL #4.: Re-appoint Mr.Chin Kwai Yoong, a                   ISSUER            YES             FOR                  FOR

Director who retires by rotation in accordance with

Articles 83 and 84 of the Company's Articles of

Association

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company to hold office from

the conclusion of this meeting until the conclusion

of the next AGM and authorize the Directors to fix

their remuneration

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Article 4 of the Company's Articles of

Association and to the authority of the Directors of

the Company under the Bye-Laws governing the

Company's 2003 Employee Share Option Scheme and 2003

Management Share Incentive Scheme [ESOS/MSIS] and the

 terms of the contract of service between the Company

 and Augustus Ralph Marshall dated 12 JUN 2009

[Renewed Contract of Service]; at any time and from

time to time during the period commencing from the

commencement date of the Renewed Contract of Service

and expiring on the same date as expiration date of

the Renewed Contract of Service or, if such Renewed

Contract of Service shall have been extended for a

further one year [Extended Term], expiring on the

same date as the expiration date of the Extended

terms, to offer and grant to Augustus Ralph Marshall,

 Deputy Chairman and Group Chief Executive officer of

 the Company, Option or Options under the ESOS/MSIS

to subscribe upto 10% of the shares which may be

available under ESOS/MSIS of the Company [Approval]

and to allot and issue shares upon the exercise of

such option or options granted pursuant to the

approval provided that not more than 50% of the

shares available under the ESOS/MSIS shall be

allocated, in aggregate to all the eligible Directors

 and other eligible employees holding positions in

the senior management of the Company and its

Subsidiaries at the time when the offer is made,

subject always to such terms and conditions of the

Bye-Laws and the Renewed Contract of Service and/or

any adjustments which may be made in accordance with

the provisions of the Bye-Laws governing the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASTRO ALL ASIA NETWORKS PLC

  TICKER:                  N/A                 CUSIP:   G0594A110

  MEETING DATE:      7/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, through MEASAT          ISSUER            YES             FOR                  FOR

Broadcast Network Systems Sdn Bhd [MBNS], its wholly-

owned subsidiary, and/or subsidiaries or nominees of

the Company, to utilize transponder capacity on the

MEASAT-3a satellite in accordance with the terms and

conditions of the conditional agreement entered into

between MBNS and MEASAT Satellite Systems Sdn Bhd, a

wholly-owned subsidiary of MEASAT Global Berhad on 18

 MAY 2009, the salient terms of which are specified

in Section 2 of Part A of the Company's Circular to

Shareholders dated 26 JUN 2009; and authorize the

Directors of the Company to complete and do all such

acts and things [including executing all such

documents as may be required] as they may consider

expedient or necessary to give effect to this

Resolution

PROPOSAL #2.: Approve, pursuant to Paragraph 10.09 of        ISSUER            YES             FOR                  FOR

 the Listing Requirements of Bursa Malaysia

Securities Berhad for the Company and/or its

subsidiaries to enter into recurrent related party

transactions of a revenue or trading nature with

Usaha Tegas Sdn Bhd and/or its affiliates including

but not limited to UTSB Management Sdn Bhd, UT

Hospitality Services Sdn Bhd, UT Projects Sdn Bhd and

 SRG Asia Pacific Sdn Bhd as specified , provided

that such transactions are necessary for day-to-day

operations of the Company and/or its subsidiaries and

 are carried out in the ordinary course of business

on normal commercial terms and on terms which are not

 more favorable to the parties with which such

recurrent transactions are to be entered into than

those generally available to the public and which are

 not detrimental to the minority shareholders of the

Company; and [Authority expires at the conclusion of

the next AGM of the Company at which this resolution

shall be passed] or the expiration of the period

within which such AGM is required to be held pursuant

 to Section 336[1] of the United Kingdom Companies

Act, 2006] ; and authorize the Directors of the

Company to complete and do all such acts and things

[including executing all such documents as may be

required] as they may consider expedient or necessary

PROPOSAL #3.: Approve, pursuant to Paragraph 10.09 of        ISSUER            YES             FOR                  FOR

 the Listing Requirements of Bursa Malaysia

Securities Berhad, and/or its subsidiaries to enter

into recurrent related party transactions of a

revenue or trading nature with Maxis Communications

Berhad and/or its affiliates including but not

limited to Maxis Broadband Sdn Bhd, Maxis Mobile

Services Sdn Bhd and Maxis Mobile Sdn Bhd, provided

that such transactions are necessary for day-today

operations of the Company and/or its subsidiaries and

 are carried out in the ordinary course of business

on normal commercial terms and on terms which are not

 more favorable to the parties with which such

recurrent transactions are to be entered into than

those generally available to the public and which are

 not detrimental to the minority shareholders of the

Company; and [Authority expires at the conclusion of

the next AGM of the Company at which this resolution

shall be passed] or the expiration of the period

within which such AGM is required to be held pursuant

 to Section 336[1] of the United Kingdom Companies

Act, 2006]; and authorize the Directors of the

Company to complete and do all such acts and things

[including executing all such documents as may be

required] as they may consider expedient or necessary

PROPOSAL #4.: Approve, pursuant to Paragraph 10.09 of        ISSUER            YES             FOR                  FOR

 the Listing Requirements of Bursa Malaysia

Securities Berhad, and/or its subsidiaries to enter

into recurrent related party transactions of a

revenue or trading nature with Tanjong Public Limited

 Company and/or its affiliates including but not

limited to Pan Malaysian Pools Sdn Bhd and TGV

Cinemas Sdn Bhd as specified, provided that such

transactions are necessary for day-to-day operations

of the Company and/or its subsidiaries and are

carried out in the ordinary course of business on

normal commercial terms and on terms which are not

more favorable to the parties with which such

recurrent transactions are to be entered into than

those generally available to the public and which are

 not detrimental to the minority shareholders of the

Company; and [Authority expires at the conclusion of

the next AGM of the Company  at which the resolution

shall be passed] or the expiration of the period

within which such AGM is required to be held pursuant

 to Section 336[1] of the United Kingdom Companies

Act, 2006; and authorize the Directors of the Company

 to complete and do all such acts and things

[including executing all such documents as may be

required] as they may consider expedient or necessary

 to give effect to this Resolution

PROPOSAL #5.: Authorize the Company, pursuant to                ISSUER            YES             FOR                  FOR

Paragraph 10.09 of the Listing Requirements of Bursa

Malaysia Securities Berhad, and/or its subsidiaries

to enter into recurrent related party transactions of

 a revenue or trading nature with MEASAT Satellite

Systems Sdn Bhd as specified, provided that such

transactions are necessary for day-to-day operations

of the Company and/or its subsidiaries and are

carried out in the ordinary course of business on

normal commercial terms and on terms which are not

more favorable to the party with which such recurrent

 transactions are to be entered into than those

generally available to the public and which are not

detrimental to the minority shareholders of the

Company; and [Authority expires at the conclusion of

the next AGM of the Company following the general

meeting at which this resolution shall be passed] or

the expiration of the period within which such AGM is

 required to be held pursuant to Section 336[1] of

the United Kingdom Companies Act, 2006]; and

authorize the Directors of the Company to complete

and do all such acts and things [including executing

all such documents as may be required] as they may

consider expedient or necessary to give effect to

this Resolution

PROPOSAL #6.: Authorize the Company, pursuant to                ISSUER            YES             FOR                  FOR

Paragraph 10.09 of the Listing Requirements of Bursa

Malaysia Securities Berhad, and/or its subsidiaries

to enter into recurrent related party transactions of

 a revenue or trading nature with Goal TV Asia

Limited as specified, provided that such transactions

 are necessary for day-today operations of the

Company and/or its subsidiaries and are carried out

in the ordinary course of business on normal

commercial terms and on terms which are not more

favorable to the party with which such recurrent

transactions are to be entered into than those

generally available to the public and which are not

detrimental to the minority shareholders of the

Company; ad [Authority expires at the conclusion of

the next AGM of the Company following the general

meeting at which this resolution shall be passed] or

the expiration of the period within which such AGM is

 required to be held pursuant to Section 336[1] of

the United Kingdom Companies Act, 2006] and authorize

 the Directors of the Company to complete and do all

such acts and things [including executing all such

documents as may be required] as they may consider

expedient or necessary to give effect to this

PROPOSAL #7.: Approve, pursuant to Paragraph 10.09 of        ISSUER            YES             FOR                  FOR

 the Listing Requirements of Bursa Malaysia

Securities Berhad to enter into a recurrent related

party transaction of a revenue or trading nature with

 Plus Interactive Asia Limited as specified, provided

 that such transaction is necessary for day to day

operations of the Company and/or its subsidiaries and

 is carried out in the ordinary course of business on

 normal commercial terms and on terms which are not

more favorable to the party with which such recurrent

 transaction is to be entered into than those

generally available to the public and which is not

detrimental to the minority shareholders of the

Company; [Authority expires at the conclusion of the

next AGM of the Company following the general meeting

 at which this resolution shall be passed], or the

expiration of the period within which such AGM is

required to be held pursuant to Section 336[1] of the

 United Kingdom Companies Act, 2006]; and authorize

the Directors of the Company to complete and do all

such acts and things [including executing all such

documents as may be required] as they may consider

expedient or necessary to give effect to this

PROPOSAL #8.: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad to enter into recurrent related party

transactions of a revenue or trading nature with Yes

Television [Hong Kong] Limited and/or its affiliates

including but not limited to ASN Asia Limited as

specified, provided that such transactions are

necessary for day-to-day operations of the Company

and/or its subsidiaries and are carried out in the

ordinary course of business on normal commercial

terms and on terms which are not more favorable to

the party with which such recurrent transactions are

to be entered into than those generally available to

the public and which are not detrimental to the

minority shareholders of the Company; [Authority

expires at the conclusion of the next AGM of the

Company following the general meeting at which this

resolution shall be passed] or the expiration of the

period within which such annual general meeting is

required to be held pursuant to Section 336[1] of the

 United Kingdom Companies Act, 2006]; and authorize

the Directors of the Company to complete and do all

such acts and things [including executing all such

documents as may be required] as they may consider

expedient or necessary to give effect to this

PROPOSAL #9.: Approve, pursuant to Paragraph 10.09 of        ISSUER            YES             FOR                  FOR

 the Listing Requirements of Bursa Malaysia

Securities Berhad for the Company and/or its

subsidiaries to enter into a recurrent related party

transaction of a revenue or trading nature with New

Delhi Television Limited and/or its affiliates as

specified, provided that such transaction is

necessary for day-to-day operations of the Company

and/or its subsidiaries and is carried out in the

ordinary course of business on normal commercial

terms and on terms which are not more favorable to

the party with which such recurrent transaction is to

 be entered into than those generally available to

the public and which are not detrimental to the

minority shareholders of the Company; [Authority

expires at the conclusion of the next AGM of the

Company following the general meeting at which this

resolution shall be passed] or the expiration of the

period within which such AGM is required to be held

pursuant to Section 336[1] of the United Kingdom

Companies Act, 2006] and authorize the Directors of

the Company to complete and do all such acts and

things [including executing all such documents as may

 be required] as they may consider expedient or

PROPOSAL #10.: Approve, pursuant to Paragraph 10.09          ISSUER            YES             FOR                  FOR

of the Listing Requirements of Bursa Malaysia

Securities Berhad to enter into a recurrent related

party transaction of a revenue or trading nature with

 Sound Space International Limited as specified,

provided that such transaction is necessary for day-

to-day operations of the Company and/or its

subsidiaries and is carried out in the ordinary

course of business on normal commercial terms and on

terms which are not more favorable to the party with

which such recurrent transaction is to be entered

into than those generally available to the public and

 which are not detrimental to the minority

shareholders of the Company; [Authority expires at

the conclusion of the next AGM of the Company

following the general meeting at which this

resolution shall be passed] or the expiration of the

period within which such AGM is required to be held

pursuant to Section 336[1] of the United Kingdom

Companies Act, 2006] and authorize the Directors of

the Company to complete and do all such acts and

things [including executing all such documents as may

 be required] as they may consider expedient or

PROPOSAL #11.: Authorize for the Company and/or its          ISSUER            YES             FOR                  FOR

subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad to enter into a recurrent related party

transaction of a revenue or trading nature with

Communication and Satellite Services Sdn Bhd as

specified, provided that such transaction is

necessary for day-to-day operations of the Company

and/ or its subsidiaries and is carried out in the

ordinary course of business on normal commercial

terms and on terms which are not more favorable to

the party with which such recurrent transaction is to

 be entered into than those generally available to

the public and which are not detrimental to the

minority shareholders of the Company; [Authority

expires at the conclusion of the next AGM of the

Company following the general meeting at which this

resolution shall be passed, at which time it will

lapse, unless by a resolution passed] or the

expiration of the period within which such AGM is

required to be held pursuant to Section 336[1] of the

 United Kingdom Companies Act, 2006]; and authorize

the Directors of the Company to complete and do all

such acts and things [including executing all such

documents as may be required] as they may consider

expedient or necessary to give effect to this

PROPOSAL #12.: Approve, pursuant to Paragraph 10.09          ISSUER            YES             FOR                  FOR

of the Listing Requirements of Bursa Malaysia

Securities Berhad for the Company and/or its

subsidiaries to enter into a recurrent related party

 transaction of a revenue or trading nature with

Technology Aviation and Media Pty Ltd as specified,

provided that such transaction is necessary for day-

to-day operations of the Company and/or its

subsidiaries and is carried out in the ordinary

course of business on normal commercial terms and on

terms which are not more favorable to the party with

which such recurrent transaction is to be entered

into than those generally available to the public and

 which are not detrimental to the minority

shareholders of the Company; [Authority expires at

the conclusion of the next AGM of the Company

following the general meeting at which this

resolution shall be passed, at which time it will

lapse, unless by a resolution passed] or the

expiration of the period within which such annual

general  meeting is required to be held pursuant to

Section 336[1] of the United Kingdom Companies Act,

2006; the Directors of the Company be authorized to

complete and  do all such acts and things [including

executing all such documents as may be required] as

they may consider expedient or necessary to give

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASUSTEK COMPUTER INC

  TICKER:                  N/A                 CUSIP:   Y04327105

  MEETING DATE:      2/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: The Company proposes to Spin-Off the            ISSUER            YES             FOR                  FOR

ODM business held through long-term equity investment.

PROPOSAL #2.: Capital reduction by the Company due to        ISSUER            YES             FOR                  FOR

 the Spin-Off.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASUSTEK COMPUTER INC

  TICKER:                  N/A                 CUSIP:   Y04327105

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To acknowledge the operation and                   ISSUER            YES             FOR                  FOR

financial reports of 2009 (proposed by the board of

directors)

PROPOSAL #2.: To acknowledge the appropriation of              ISSUER            YES             FOR                  FOR

2009 earnings (proposed by the board of directors)

PROPOSAL #3.: To discuss the amendment to the                     ISSUER            YES             FOR                  FOR

Articles of Incorporation (proposed by the board of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASYA KATILIM BANKASI AS, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M15323104

  MEETING DATE:      3/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the assembly and election of         ISSUER             NO              N/A                  N/A

the Chairmanship

PROPOSAL #2: Authorize the Chairmanship in order to          ISSUER             NO              N/A                  N/A

sign the minutes of the assembly

PROPOSAL #3: Receive the Board of Directors activity         ISSUER             NO              N/A                  N/A

report, Auditors report, and as well as of the

Independent External Auditing Company's report

PROPOSAL #4: Ratify the balance sheet and profits &          ISSUER             NO              N/A                  N/A

loss statement, and reading of  the Board of

Directors proposal concerning distribution of profit;

 taking decision on the distribution of profit

PROPOSAL #5: Ratify the midterm elections for the              ISSUER             NO              N/A                  N/A

vacated board memberships

PROPOSAL #6: Grant discharge of the Board Members and        ISSUER             NO              N/A                  N/A

 Auditors

PROPOSAL #7: Approve to take decision on the fees and        ISSUER             NO              N/A                  N/A

 remuneration for the members of the Board of

Directors and Auditors

PROPOSAL #8: Authorize the Members of the Board of            ISSUER             NO              N/A                  N/A

Directors to determine the members of the high

consultative committee as well as the remuneration

for the committee members

PROPOSAL #9: Ratify the Independent External Auditing        ISSUER             NO              N/A                  N/A

 Company elected by Board of Directors for 1 year

PROPOSAL #10: Approve to give information to the                ISSUER             NO              N/A                  N/A

shareholders about the donations given across the year

PROPOSAL #11: Approve the Company's disclosure policy        ISSUER             NO              N/A                  N/A

 which was revised in accordance with the corporate

governance principals

PROPOSAL #12: Authorize the Board of Directors in              ISSUER             NO              N/A                  N/A

accordance with the Articles 334 and 335 of the

Turkish Trade Code

PROPOSAL #13: Wishes And Suggestions                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATTIJARIWAFA BANK

  TICKER:                  N/A                 CUSIP:   V0378K113

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #o.1: Approve the validation of the                       ISSUER             NO              N/A                  N/A

Company's financials as of 31 DEC 2009 reflecting a

profit of MAD 2,797,007,487.57

PROPOSAL #o.2: Approve the special of External                   ISSUER             NO              N/A                  N/A

Auditors and validation of regulated conventions with

 regards to Article 56 Law 1795 as completed and

modified by Law 2005 governing Joint Stock Companies

PROPOSAL #o.3: Approve the validation of profits                ISSUER             NO              N/A                  N/A

allocation payment of a dividend of MAD 6 per share

starting 01 JUL 2010

PROPOSAL #o.4: Approve the consequence of the above          ISSUER             NO              N/A                  N/A

resolutions adoption, the OGM gives a full and defite

 discharge to the Board of Director Members and

External Auditors for their mandate with regards to

the year 2009

PROPOSAL #o.5: Approve the OGM fixes the Directors            ISSUER             NO              N/A                  N/A

fee at MAD 4,000,000 for the year 2010

PROPOSAL #o.6: Approve the OGM gives full power to            ISSUER             NO              N/A                  N/A

the holder of a copy or a certified true copy of the

general meetings minute in order to perform the

formalities set by the law

PROPOSAL #e.1: Approve the Board of Directors report         ISSUER             NO              N/A                  N/A

to modify the security form of their shares from

registered to bearer

PROPOSAL #e.2: Approve the consequence of the above          ISSUER             NO              N/A                  N/A

resolutions adoption, the EGM decides to modify

Articles 7, 8, 9 and 19 of statutes

PROPOSAL #e.3: Approve the general meeting gives full        ISSUER             NO              N/A                  N/A

 power to the holder of a copy or a certified true

copy of the general meetings minute in order to

perform the formalities set by the law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AU OPTRONICS CORP

  TICKER:                  N/A                 CUSIP:   Y0451X104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To accept the 2009 Business Report and          ISSUER            YES             FOR                  FOR

Financial Statements

PROPOSAL #2: To accept the appropriation of retained         ISSUER            YES             FOR                  FOR

earnings for 2009 losses as follows: In 2009, the

Company reported net loss of NTD 26,769,334,733.

After adjusting of the disproportionate participation

 in long-term investments, the deficit yet to be

compensated is NTD 28,819,408,454. It is proposed to

compensate the deficit by the unappropriated retained

 earnings from previous years. The accumulated

unappropriated retained earnings is NTD

40,863,051,041 after the appropriation. (2) It is

proposed not to distribute dividend for 2009. (3) For

 the 2009 Deficit Compensation Statement as specified

PROPOSAL #3.1: To elect Vivien Huey-Juan Hsieh (ID            ISSUER            YES             FOR                  FOR

No. P200062523) as an Independent Director for the

sixth term of the Directors

PROPOSAL #3.2: To elect Mei-Yue Ho (ID No.                          ISSUER            YES             FOR                  FOR

Q200495032) as an Independent Director for the sixth

term of the Directors

PROPOSAL #3.3: To elect Bing-He Yang (ID No.                       ISSUER            YES             FOR                  FOR

E101549010) as an Independent Director for the sixth

term of the Directors

PROPOSAL #3.4: To elect Kuen-Yao (K.Y.) Lee (ID No.          ISSUER            YES             FOR                  FOR

K101577037) as a Director for the sixth term of the

Directors

PROPOSAL #3.5: To elect Hsuan Bin (H.B.) Chen (ID No.        ISSUER            YES             FOR                  FOR

 J101514119) as a Director for the sixth term of the

Directors

PROPOSAL #3.6: To elect Lai-Juh Chen (ID No.                       ISSUER            YES             FOR                  FOR

A121498798) as a Director for the sixth term of the

Directors

PROPOSAL #3.7: To elect Shuang-Lang Peng (ID No.                ISSUER            YES             FOR                  FOR

J120870365) as a Director for the sixth term of the

Directors

PROPOSAL #3.8: To elect Ko-Yung (Eric) Yu, the                   ISSUER            YES             FOR                  FOR

representative of Qisda Corporation (ID No.

M101480996), as a Director for the sixth term of the

Directors

PROPOSAL #3.9: To elect Hui Hsiung, the                               ISSUER            YES             FOR                  FOR

representative of Qisda Corporation (ID No.

Y100138545), as a Director for the sixth term of the

PROPOSAL #3.10: To elect Ronald Jen-Chuan Chwang, the        ISSUER            YES             FOR                  FOR

 representative of BenQ Foundation (ID No.

A125990480), as a Director for the sixth term of the

PROPOSAL #3.11: To elect Chang-Hai Tsai, the                       ISSUER            YES             FOR                  FOR

representative of An Ji Biomedical Corporation (ID

No. Q100928070), as a Director for the sixth term of

the Directors

PROPOSAL #4: To approve the proposal for the                       ISSUER            YES             FOR                  FOR

revisions to the Handling Procedures for Providing

Endorsements and Guarantees for Third Parties, and

Handling Procedures for Capital Lending

PROPOSAL #5: To approve the proposal of releasing              ISSUER            YES             FOR                  FOR

Directors from non-competition restrictions

PROPOSAL #6: Extraordinary motions                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AU OPTRONICS CORP.

  TICKER:                  AUO                 CUSIP:   002255107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #B1: TO ACCEPT THE 2009 BUSINESS REPORT AND         ISSUER            YES             FOR                  FOR

FINANCIAL STATEMENTS

PROPOSAL #B2: TO ACCEPT THE APPROPRIATION OF RETAINED        ISSUER            YES             FOR                  FOR

 EARNINGS FOR 2009 LOSSES

ELECTION OF DIRECTOR: KUEN-YAO (KY) LEE*                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HSUAN BIN (HB) CHEN*                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LAI-JUH CHEN*                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SHUANG-LANG PENG*                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KO-YUNG (ERIC) YU**                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HUI HSIUNG**                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R. JEN-CHUAN CHWANG@                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHANG-HAI TSAI$                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: V. HUEY-JUAN HSIEH***                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MEI-YUE HO***                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BING-HE YANG***                                    ISSUER            YES             FOR                  FOR

PROPOSAL #D1: TO APPROVE THE PROPOSAL FOR THE                     ISSUER            YES             FOR                  FOR

REVISIONS TO THE HANDLING PROCEDURES FOR PROVIDING

ENDORSEMENTS AND GUARANTEES FOR THIRD PARTIES, AND

HANDLING PROCEDURES FOR CAPITAL LENDING

PROPOSAL #D2: TO APPROVE THE PROPOSAL OF RELEASING            ISSUER            YES             FOR                  FOR

DIRECTORS FROM NON-COMPETITION RESTRICTIONS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVENG LTD

  TICKER:                  N/A                 CUSIP:   S0805F129

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial statements        ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-elect D. R. Gammie as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Re-elect R. L. Hogben as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Re-elect D. G. Robinson as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Re-elect N. L. Sowazi as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Re-elect S. J. Scott as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Ernst and Young as the                 ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #4.: Approve the fees payable to the Non-             ISSUER            YES             FOR                  FOR

Executive Directors

PROPOSAL #5.S.1: Grant authority to repurchase shares        ISSUER            YES             FOR                  FOR

PROPOSAL #6.S.2: Approve the change in retirement age        ISSUER            YES             FOR                  FOR

 for the Non-Executive Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AXIATA GROUP BHD

  TICKER:                  N/A                 CUSIP:   Y0488A101

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 together with the report of

the Directors and the Auditors thereon

PROPOSAL #2: Re-elect Dato' Sri Jamaludin Ibrahim as         ISSUER            YES             FOR                  FOR

a Director, who retire by rotation pursuant to

Article 93 of the Company's Articles of Association

PROPOSAL #3: Re-elect Tan Sri Ghazzali Sheikh Abdul          ISSUER            YES             FOR                  FOR

Khalid as a Director, who retire by rotation pursuant

 to Article 93 of the Company's Articles of

PROPOSAL #4: Re-elect Dr. Farid Mohamed Sani who was         ISSUER            YES             FOR                  FOR

appointed to the Board during the year and retires

pursuant to Article 99 (ii) of the Company's Articles

 of Association

PROPOSAL #5: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of MYR 2,005,484.00 for the FYE 31 DEC 2009

PROPOSAL #6: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company for the FY ending 31 DEC

2010 and authorize the Directors to fix their

PROPOSAL #7: Authorize Axiata Group Berhad (Company)         ISSUER            YES             FOR                  FOR

and/or its subsidiaries, in accordance with Paragraph

 10.09 of the Main Market Listing Requirements of

Bursa Malaysia Securities Berhad, to enter into

recurrent related party transactions of a revenue or

trading nature, as set out in Appendix I of the

Circular to Shareholders dated 31 MAY 2010 dispatched

 together with the Company's annual report 2009,

which are necessary for the day-to-day operations in

the ordinary course of the business of the Company

and/or its subsidiaries on terms not more favorable

to the related parties than those generally available

 to the public and are not detrimental to the

minority shareholders of the Company;  Authority

shall continue to be in force and effect until the

conclusion of the next AGM of the Company at which

time the authority will lapse, CONTD

PROPOSAL #CONT: CONTD unless the authority is renewed        ISSUER             NO              N/A                  N/A

 by a resolution passed at such general meeting; the

expiration of the period within which the Company's

next AGM is required to be held under Section 143(1)

of the Companies Act, 1965 (but shall not extend to

such extension as may be allowed pursuant to Section

143(2) of the Companies Act, 1965); or revoked or

varied by resolution passed by the shareholders of

the Company in a general meeting, whichever is

earlier ; and authorize the Directors to complete and

 do all such acts, deeds and things (including

without limitation, to execute such documents under

the common seal in accordance with the provisions of

the Articles of Association of the Company, as may be

 required) to give effect to the aforesaid

shareholders' mandate and transaction contemplated

PROPOSAL #0: To consider any other business of the            ISSUER             NO              N/A                  N/A

Company of which due notice has been received

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AXIS BK LTD

  TICKER:                  N/A                 CUSIP:   Y0487S103

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint Smt. Shikha Sharma as the                 ISSUER            YES             FOR                  FOR

Managing Director and Chief Executive Officer (CEO)

of the Bank for a period of 3 years with effect from

01 JUN 2009 and also for payment of compensation by

way of salary and perquisites to Smt. Shikha Sharma

as the Managing Director and CEO of the Bank as per

the following terms and conditions as specified in

the event of absence or inadequacy of net profit in

any FY, the remuneration payable to Smt. Shikha

Sharma shall be governed by Section II of Part II of

the Schedule XIII of the Companies Act, 1956 or any

modifications thereof or if so permitted, by the

Board or the Remuneration and Nomination Committee of

 the Board; and authorize the Board to do all such

acts, deeds and things and to execute any document or

 instruments etc as may be required to give effect to

 this Resolution

PROPOSAL #2.: Appoint, subject to the applicable                ISSUER            YES             FOR                  FOR

provisions of the Companies Act, 1956 and the Banking

 Regulation Act, 1949 and subject to the provisions

of the Articles of Association of the Bank as also

subject to approval by the Reserve Bank of India,

Shri M. M. Agrawal as the Deputy Managing Director

(Designate) of the Bank for the period 04th AUG 2009

till 31 AUG 2010, the last day of the month in which

he reaches the age of superannuation; subject to

approval by the Reserve Bank of India, Shri M. M.

Agrawal be paid compensation by way of salary,

allowances and perquisites as the Deputy Managing

Director (Designate) of the Bank as per the following

 terms and conditions as specified in the event of

absence or inadequacy of net profit in any FY, the

remuneration payable to Shri M. M. Agrawal shall be

governed by Section II of Part II of the Schedule

XIII of the Companies Act, 1956 or any modifications

thereof or if so permitted, by the Board or the

Remuneration and Nomination Committee of the Board;

and authorize the Managing Director and Chief

Executive Officer to do all such acts, deeds and

things and to execute any document or instruments

etc, as may be required to give effect to this

PROPOSAL #S.3: Approve, pursuant to Section 259 and          ISSUER            YES             FOR                  FOR

other applicable provisions, if any, of the Companies

 Act, 1956 and subject to approval of the Central

Government, to increase the maximum strength of the

Board of Directors of the Bank from 12 Members to 15

Members

PROPOSAL #S.4: Amend, pursuant to Section 31 and                ISSUER            YES             FOR                  FOR

other applicable provisions of the Companies act,

1956, the existing Articles of Association of the

Company in the following manner: (i) in Article 88,

the word 12 be replaced by the word 15; (ii) in

Article 89 (10), the existing second para be replaced

 with the following para: provided that any increase

in the number of Directors as fixed by Article 88 of

these Articles shall not have effect unless approved

by the regulatory agencies whose approval is required

 under any Law for the time in force; and (iii) the

words 'Whole-time/Executive Director(s)' wherever

appearing in Articles 118 (2a), 118(3) and 118(4) of

the Articles of Association, be replaced by the words

 'Whole-time/Executive/Joint/Deputy Managing

PROPOSAL #S.5: Approve that, pursuant to the                       ISSUER            YES             FOR                  FOR

provisions of Section 81 and other applicable

provisions, if any, of the Companies Act, 1956

(including any amendment thereto or re-enactment

thereof) and in accordance with the provisions of the

 Memorandum and Articles of Association of Axis Bank

Limited (the Bank) and the regulations/guidelines, if

 any, prescribed by the Government of India, Reserve

Bank of India, Securities and Exchange Board of India

 or any other relevant authority, whether in India or

 abroad, from time to time, to the extent applicable

and subject to approvals, consents, permissions and

sanctions as might be required and subject to such

conditions as might be prescribed while granting such

 approvals, consents, permissions and sanctions, the

Board of Directors of the Bank (hereinafter referred

to as the Board, which term shall be deemed to

include any Committee(s) constituted/to be

constituted by the Board to exercise its powers

including the powers conferred by this Resolution) is

 hereby authorized on behalf of the Bank, to create,

offer, issue and allot (including by way of

Preferential Allotment, Private Placement (including

allotment to qualified institutional buyers by way of

 Qualified Institutional Placement in terms of the

Chapter XIII - A of the Securities and Exchange Board

 of India (Disclosure and Investor Protection)

Guidelines, 2000), equity shares and/or equity shares

 through depository receipts and/or securities

convertible into equity shares at the option of the

holder(s) of such securities, and/or any instruments

or securities representing, either equity shares

and/or convertible securities linked to equity shares

 (all of which are hereinafter collectively referred

to as Securities), to all eligible investors,

including residents and/or non-residents and/or

institutions/banks and/or incorporated bodies and/or

individuals and/or trustees and/or stabilizing agent

or otherwise, and whether or not such investors are

Members of the Bank, through 1 or more prospectus

and/or letter of offer or circular, and/or

Preferential Allotment and/or private/preferential

placement basis, for, or which upon exercise or

conversion of all Securities so issued and allotted

could give rise to the issue of equity shares not

exceeding 7,14,28,570 equity shares, as amended by

the resolutions of the shareholders of even date such

 issue and allotment to be made at such time or

times, in one or more tranche or tranches, at such

price or prices, at market price(s) or at a discount

or premium to market price(s) including at the

Board's discretion under relevant rules, regulations

and guidelines of the relevant authority, in such

manner, including allotment to stabilizing agent in

terms of green shoe option, if any, exercised by the

Bank, and where necessary in consultation with the

Book Running Lead Managers and/or Underwriters and/or

 Stabilizing Agent and/or other Advisors or otherwise

 on such terms and conditions, including issue of

Securities as fully or partly paid, making of calls

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AXIS BK LTD

  TICKER:                  N/A                 CUSIP:   Y0487S103

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the balance sheet as          ISSUER            YES             FOR                  FOR

at 31 MAR 2010, profit and loss account for the YE 31

 MAR 2010, and the reports of Directors and Auditors

PROPOSAL #2: Re-appoint Dr. R. H. Patil as the                   ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #3: Re-appoint Smt. Rama Bijapurkar as the          ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4: Declare a dividend on the equity shares         ISSUER            YES             FOR                  FOR

of the Bank

PROPOSAL #S.5: Appointment of, pursuant to the                   ISSUER            YES             FOR                  FOR

provisions of Section 224A and other applicable

provisions, if any, of the Companies Act, 1956 and

the Banking Regulation Act, 1949, M/s. Deloitte

Haskins and Sells, Chartered Accountants, Mumbai,

ICAI Registration Number 117365W as the Statutory

Auditors of the Bank in place of M/s. S. R. Batliboi

and Company; the retiring Auditors of the Bank to

hold office from the conclusion of the sixteenth AGM

until the conclusion of the seventeenth AGM, on such

remuneration as may be approved by the Audit

Committee of the Board

PROPOSAL #6: Appointment of Smt. Shikha Sharma as a          ISSUER            YES             FOR                  FOR

Director of the bank, who is not liable to retire by

rotation

PROPOSAL #7: Appointment of Shri. M. M. Agrawal as a         ISSUER            YES             FOR                  FOR

Director of the Bank, who is liable to retire by

rotation

PROPOSAL #8: Appointment of Shri. V.R. Kaundinya as a        ISSUER            YES             FOR                  FOR

 Director of the Bank, who is liable to retire by

rotation

PROPOSAL #9: Appointment of Dr. Adarsh Kishore as a          ISSUER            YES             FOR                  FOR

Director of the Bank, who is not liable to retire by

rotation

PROPOSAL #10: Appointment of Shri S.B. Mathur as a            ISSUER            YES             FOR                  FOR

Director of the Bank, who is liable to retire by

rotation

PROPOSAL #11: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

the Companies Act, 1956, Banking Regulation Act, 1949

 and Articles of Association of the Bank, Dr. Adarsh

Kishore is appointed as the Non-Executive Chairman of

 the Bank for a period of three years, effective 08

MAR 2013 and he be paid remuneration as a Non-

Executive Chairman of the Bank as per the specified

terms and conditions; authorize the Board of

Directors of the Bank to do all such acts, deeds and

things and to execute any document or instruction

etc. as may be required to give effect to this

PROPOSAL #12: Approve, subject to the approval by the        ISSUER            YES             FOR                  FOR

 Reserve Bank of India, to revise the remuneration by

 way of salary and perquisites payable to Smt. Shikha

 Sharma, Managing Director and Chief Executive

Officer of the Bank with effect from 01 APR 2010 as

PROPOSAL #13: Approve, in partial modification to the        ISSUER            YES             FOR                  FOR

 resolution passed by the shareholders of the Bank

through postal ballot on 09 SEP 2009, the appointment

 of Shri M. M. Agarwal as a Deputy Managing Director

of the Bank for the period 10 FEB 2010 till 31 AUG

2010, the last day of the month in which he reaches

the age of superannuation; approved by the Reserve

Bank of India, Shri M. M. Agarwal be paid

remuneration by way of salary, allowances and

perquisites as the Deputy Managing Director of the

PROPOSAL #S.14: Authorize the Board of Directors,              ISSUER            YES             FOR                  FOR

pursuant to the provisions of Section 81 and all

other applicable provisions, if any, of the Companies

 Act, 1956, and in accordance with other regulatory

laws and the provisions of the Memorandum and

Articles of Association of the Bank, to issue, offer

and allot additional equity stock options convertible

 into equity shares of the aggregate nominal face

value not exceeding INR 4,74,74,000  47,47,400 equity

 shares of INR 10 each paid up   in addition to the

approvals granted by shareholders at an EGM held on

24 FEB 2001 and at AGM held on 18 JUN 2004, 02 JUN

2006 and 06 JUN 2008 , to the present and future

employees and Directors of the Bank under an Employee

 Stock Option Scheme  ESOS , CONTD

PROPOSAL #CONT: CONTD on the terms and conditions and        ISSUER             NO              N/A                  N/A

 in such tranche/s as may be decided by the Board in

its absolute discretion; without prejudice to the

generality of the above, but subject to the terms, as

 approved by the members, the Board/remuneration and

authorize the Nomination Committee, to implement the

scheme  with or without modifications and variations

 in one or more tranches in such manner as the Board

remuneration and Nomination Committee may determine;

authorize the Board to delegate all or any of the

powers here in conferred to the remuneration and

Nomination Committee constituted for this purpose or

to the managing Director and chief Executive Officer

to the Bank; the equity shares of the Bank, including

 for the purpose of payment of dividend

PROPOSAL #S.15: Authorize the Board of Directors,              ISSUER            YES             FOR                  FOR

pursuant to the provisions of Section 81 (1A) and all

 other applicable provisions, if any, of the

Companies Act 1956, the memorandum and Articles of

Association of the Bank, Securities and Exchange

Board of India  Employee Stock option Scheme and

Employee Stock Purchase Scheme  guidelines, 1999

herein after referred to as SEBI Guidelines  and

subject to such other approvals, permissions and

sanctions as may be necessary and subject to such

conditions and modifications as may be prescribed or

imposed while granting such approvals, permissions

and sanctions, to create, offer, issue and allot at

any time to or to the benefit of such persons who are

 in the permanent employment of any of the

PROPOSAL #CONT: CONTD present and future, including          ISSUER             NO              N/A                  N/A

any Director of the Subsidiary Companies, whether

whole time or otherwise, options exercisable into

shares of the Bank under the Employee Stock Option

Scheme out of options available for grant to the

employees and Directors of the bank in one or more

tranches, and on such terms and conditions as may be

fixed or determined by the Board in accordance with

the provisions of the law or guidelines issued by the

 relevant Authority; authorize the Board/remuneration

 and Nomination Committee to issue and allot equity

shares shall rank pari passu in all respects with the

 existing Equity Shares of the Bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AYALA CORP

  TICKER:                  N/A                 CUSIP:   Y0486V115

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the determination of quorum               ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the minutes of the previous              ISSUER            YES             FOR                  FOR

meeting

PROPOSAL #3.: Approve the annual report                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Ratify all acts and resolutions of the         ISSUER            YES             FOR                  FOR

Board of Directors and the Management adopted during

the preceding year

PROPOSAL #5.: Elect the Directors [including the                ISSUER            YES             FOR                  FOR

Independent Directors]

PROPOSAL #6.: Elect the Auditors and approve to fix          ISSUER            YES             FOR                  FOR

their remuneration

PROPOSAL #7.: Other business                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #8.: Adjournment                                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AYALA LD INC

  TICKER:                  N/A                 CUSIP:   Y0488F100

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of previous meeting        ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the annual report                                ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Ratify all acts and resolutions of the         ISSUER            YES             FOR                  FOR

Board of Directors and the Executive Committee

adopted during the proceeding year

PROPOSAL #4.1: Election of Fernando Zobel de Ayala as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #4.2: Election of Jaime Augusto Zobel de              ISSUER            YES             FOR                  FOR

Ayala as a Director

PROPOSAL #4.3: Election of Antonino T. Aquino as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.4: Election of Delfin L. Lazaro as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.5: Election of Aurelio R. Montinola III          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #4.6: Election of Mercedita S. Nolledo as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.7: Election of Francis G. Estrada as an          ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #4.8: Election of Jaime C. Laya as an                   ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #4.9: Election of Oscar S. Reyes as an                 ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #5.: Election of Sycip Gorres Velayo and              ISSUER            YES             FOR                  FOR

Company as an Independent Auditors and approve to fix

 their remuneration

PROPOSAL #6.: Transact such other business                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  B2W COMPANHIA GLOBAL DO VAREJO

  TICKER:                  N/A                 CUSIP:   P19055113

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve to take knowledge of the                     ISSUER            YES             FOR                  FOR

Directors accounts, to examine, discuss and the

Company's consolidated financial statements for the

FYE 31 DEC 2009

PROPOSAL #II: Approve to decide concerning the                   ISSUER            YES             FOR                  FOR

proposal for the capital budget prepared for the

purposes of Article 196 of Law Number 6404 76

PROPOSAL #III: Approve to decide regarding the                   ISSUER            YES             FOR                  FOR

proposal for the allocation of the net profit for the

 FYE on 31 DEC 2009, and ratify the distribution of

dividends from the earned profits account in the

financial statements, approved for the Board of

Directors in meeting held on 11 MAR 2010

PROPOSAL #IV: Approve to set the monthly global                 ISSUER            YES         AGAINST           AGAINST

remuneration of the Board of Directors for the year

2010

PROPOSAL #V: Election of Members of the Board of                ISSUER            YES             FOR                  FOR

Directors, in view of the closure of the mandate of

Board Member elected on the basis of Article 150 of

Law Number 6404 76

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  B2W COMPANHIA GLOBAL DO VAREJO

  TICKER:                  N/A                 CUSIP:   P19055113

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the main part of Article 23 of            ISSUER            YES             FOR                  FOR

the Corporate Bylaws of the Company to provide for in

 them that the executive committee of the Company

will be composed of i] a single president officer, in

 the place of two president officers, ii] two

operational officers, in place of a single

operational officer. as a result of the amendments to

 the main part of Article 23, to adapt Paragraphs 7

and 10 of the same Article, to exclude Chapter X,

transitory provisions, and the respective Article 51

from the Corporate Bylaws of the Company, all in

accordance with a proposal from the Management of the

 Company that has already been made available to the

PROPOSAL #2.: Approve to consolidate the Corporate            ISSUER            YES             FOR                  FOR

Bylaws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAJAJ AUTO LTD NEW

  TICKER:                  N/A                 CUSIP:   Y05490100

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited balance sheet as at          ISSUER            YES             FOR                  FOR

31 MAR 2009 and the profit and loss account for the

YE 31 MAR 2009 and the Directors' and Auditors'

reports thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. D.S. Mehta as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Kantikumar R. Podar as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Shekhar Bajaj as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. D.J. Balaji Rao as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Appoint the Auditors of the Company for        ISSUER            YES             FOR                  FOR

 the period commencing from the conclusion of this

AGM till the conclusion of the next AGM and approve

to fix their remuneration

PROPOSAL #S.8: Appoint, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 269, 309, 310, 311 and other

applicable provisions, if any, of the Companies Act,

1956 [including any amendment thereto or re-enactment

 thereof for the time being in force] and schedule

XIII thereto [including any amendment or statutory

modification thereto for the time being in force] and

 subject to such sanctions as may be necessary, Mr.

Sanjiv Bajaj as the Executive Director of the Company

 for a term of 5 years commencing from 01 APR 2009 up

 to 31 MAR 2014 on the terms and conditions including

 remuneration and minimum remuneration in the event

of absence or inadequacy of profits as specified in

the explanatory statement relating to this resolution

 and in the agreement entered into between the

Company and Mr. Sanjiv Bajaj, which agreement is

hereby approved, authorize the Board of Directors, to

 alter or vary the terms and conditions and

remuneration including minimum remuneration in such

manner as the Board may deem fit and is acceptable to

 Mr. Sanjiv Bajaj; authorize the Board of Directors,

in the event of any statutory amendment, modification

 or relaxation by the Central Government to Schedule

XIII to the Companies Act, 1956, to vary or increase

the remuneration including salary, commission,

perquisites, allowances etc. within such prescribed

limit or ceiling and the said agreement between the

Company and Mr. Sanjiv Bajaj be suitably amended to

give effect to such modification, relaxation or

variation without any further reference to the

Members of the Company in general meeting and

authorize the Board of Directors of the Company to

take such steps as may be necessary to give effect to

PROPOSAL #S.9.a: Authorize the Board, pursuant to the        ISSUER            YES             FOR                  FOR

 provisions of Section 81(1A) and all other

applicable provisions, if any, of the Companies Act,

1956, the relevant provisions of the Articles of

Association of the Company, the listing agreement

with the stock exchanges and the provisions of the

Securities and Exchange Board of India (Employee

Stock Option Scheme and Employee Stock Purchase

Scheme) Guidelines, 1999, (the Guidelines) and

including any statutory modification(s) or re-

enactment of the Act or the Guidelines, for the time

being in force and subject to such other approvals,

permissions and sanctions, as may be necessary and

subject to such conditions and modifications as may

be prescribed or imposed while granting such

approvals, permissions and sanctions which may be

agreed to by the Board of Directors of the Company in

 its sole discretion (hereinafter referred to as the

'Board', which expression shall also include any

Committee including Compensation Committee

constituted by the Board for this purpose), to

create, offer, issue and allot at any time to or for

the benefit of such person(s), who are in the

permanent employment (management category) including

whole-time Directors of the Company, present or

future, as may be decided solely by the Board under

the scheme titled 'Employee Stock Option Scheme

(hereinafter referred to as 'the ESOS or the scheme)

such number of equity shares and / or equity linked

instruments (including options), equity shares issued

 through Global Depository Receipts (GDRs) and / or

any other instruments or securities of the Company,

which would give rise to the issue of equity shares,

not exceeding 2,200,000 equity shares at such price,

in such manner, during such period, in one or more

tranches and on such other terms and conditions as

the Board may decide in accordance with the

regulations or other provisions of the law as may be

prevailing at the relevant time; approve, that the

said securities may be allotted directly to such

employees or in accordance with a scheme framed in

that behalf through any appropriate mechanism,

including a trust or other entity which may be set up

 in any permissible manner for that purpose and that

such scheme may also contain provisions for providing

 financial assistance to the employees / trust /

entity to enable the employees / trust / entity to

acquire, purchase or subscribe to the securities of

the Company; approve that such shares as are issued

by the Company in the manner aforesaid shall rank

pari-passu in all respects with the then existing

fully paid up shares of the Company save and except

that the dividend, if any, payable in respect of the

shares shall be paid proportionately from the date of

 allotment; authorize the Board (including the

Compensation Committee) to take necessary steps for

listing of the securities allotted under the ESOS on

the Stock Exchanges, where the securities of the

Company are listed as per the provisions of the

Listing Agreement with the concerned Stock Exchanges

PROPOSAL #S.9.b: Approve, pursuant to the provisions         ISSUER            YES             FOR                  FOR

of Section 81(1A) and all other applicable

provisions, if any, of the Companies Act, 1956, the

relevant provisions of the Articles of Association of

 the Company, the listing agreement with the stock

exchanges and the provisions of the Securities and

Exchange Board of India (Employee Stock Option Scheme

 and Employee Stock Purchase Scheme) Guidelines,

1999, (the Guidelines) and including any statutory

modification(s) or re-enactment of the Act or the

Guidelines, for the time being in force and subject

to such other approvals, permissions and sanctions,

as may be necessary and subject to such conditions

and modifications as may be prescribed or imposed

while granting such approvals, permissions and

sanctions, which may be agreed to by the Board of

Directors of the Company in its sole discretion

(hereinafter referred to as the 'Board', which

expression shall also include any Committee including

 Compensation Committee constituted by the Board for

this purpose) to extend the benefits of said ESOS

referred to in the Resolution No. 9(a) to the

employees of the holding or subsidiary companies and

associates / group companies and business associates

and/or to such other persons, as may from time to

time be allowed under prevailing laws, rules and

regulations, and/or amendments thereto from time to

time on such terms and conditions as may be decided

by the Board; authorize the Board (including the

Compensation Committee), to take necessary steps for

listing of the securities allotted under the ESOS on

the Stock Exchanges, where the securities of the

Company are listed as per the provisions of the

Listing Agreement with the concerned Stock Exchanges

and other applicable guidelines, rules and

regulations; authorize the Board, for the purpose of

giving effect to the above resolutions, on behalf of

the Company to evolve, decide upon and bring into

effect the scheme and to make any modifications,

changes, variations, alterations or revisions in the

said scheme from time to time or to suspend, withdraw

 or revive the scheme from time to time as may be

specified by any statutory authority and to do all

other acts, deeds, matters and things as are

necessary to give effect to the above resolutions and

 with power on behalf of the Company to settle any

questions or difficulties that may arise with regard

to the creation, offer, issue and allotment of shares

 without requiring the Board to secure any further

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO BRADESCO S A

  TICKER:                  N/A                 CUSIP:   P1808G117

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the capital stock          ISSUER             NO              N/A                  N/A

from BRL 26,500,000,000.00 to BRL 28,500,000,000.00,

by means of: partial capitalization of the balance of

 the profit reserves - statutory reserve account, in

the amount of BRL 2,000,000,000.00, pursuant to the

provisions of Article of 169 of Law 6,404/76, with

bonus shares; 10% of bonus shares, conferring, free

of charge, to the Company's shareholders, 1 new share

 for each 10 shares of the same type held hereby on

the record date and accordingly issuing 342,040,948

new non-par, book-entry, registered shares, of which

171,020,483 are common shares and 171,020,465 are

preferred shares; simultaneously to the Brazilian

Market operation, and in the same proportion, bonus

will be paid in the form of ADRs-American Depositary

Receipts in the U.S Market NYSE and in the form of

GDRs Global Depositary Receipts in the European

Market Latibex; the Company will notify the market

about the record date of bonus entitlement, after the

 approval of the respective process by the Central

PROPOSAL #2.: Amend the ''CAPUT'' of Article 6 of the        ISSUER             NO              N/A                  N/A

 Company's By-laws, as a result of the previous item

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO BRADESCO SA, OSASCO

  TICKER:                  N/A                 CUSIP:   059460303

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve to increase the capital stock            ISSUER            YES             FOR                  FOR

from R$26,500,000,000.00 to R$28,500,000,000.00, by

means of partial capitalization of the balance of the

 ''Profit Reserves-Statutory Reserve'' account, in

the amount of R$ 2,000,000,000.00, pursuant to the

provisions of Article 169 of Law #6,404/76, with

bonus shares; 10% of bonus shares, conferring, free

of charge, to the Company's shareholders, one new

share for each ten shares of the same type held

thereby on the record date and accordingly issuing

342,040,948 new non-par, book-entry, registered

shares, of which 171,020,483 are common shares and

171,020,465 are preferred shares; simultaneously CONTD

PROPOSAL #CONT: CONTD to the Brazilian Market                     ISSUER             NO              N/A                  N/A

operation, and in the same proportion, bonus will be

paid in the form of ADRs-American Depositary Receipts

 in the U.S Market  NYSE  and in the form of GDRs-

Global Depositary Receipts in the European Market

Latibex ; the Company will notify the market about

the record date of bonus entitlement, after the

approval of the respective process by the Central

PROPOSAL #II: Amend the caput of Article 6 of the              ISSUER            YES             FOR                  FOR

Company'S Bylaws, as a result of the previous item

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO BRADESCO SA, OSASCO

  TICKER:                  N/A                 CUSIP:   P1808G117

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To Merge all of the shares                              ISSUER             NO              N/A                  N/A

representative of the share capital of IBI

Participacoes S.A. IBI Participacoes into Banco

Bradesco S.A. Bradesco, Converting IBI Participacoes

into a wholly owned subsidiary of Bradesco, in

accordance with the provisions in Articles 224, 225

and 252 of Law Number 6404 76 by: a) ratification of

the nomination of the valuation Companies for the

Companies Assets; b) examination and approval of the

protocol and justification instrument for the Merger

of the shares of the shareholders of IBI

Participacoes S.A. entered into with Banco Bradesco

S.A., as well as the valuation reports of the assets

of the Companies at book, market and economic value;

c) increase in the share capital of Bradesco, in  the

 amount of BRL 1,368,183,000.00, taking it from BRL

23,000,000,000.00 to BRL 24,368,183,000.00, through

the issuance of 45,662,775 new nominative, book entry

 shares, with no par value, being 22,831,389 common

shares and 22,831,386 preferred shares, at the rate

of 0.049401676 of 1 Bradesco share for each share

issued by IBI Participacoes, to be allocated to the

shareholders of IBI Participacoes, with 0.024700839

of one common share and 0.024700837 of 1 preferred

PROPOSAL #2.: To choose to use the consolidated                 ISSUER             NO              N/A                  N/A

financial statements of Bradesco, in calculating the

operational limits referred to in Article 1 of

Resolution 2,283 dated 05 JUN 1996, of the National

Monetary Council, including Banco IBI S.A. Banco

Multiplo, controlled by IBI Participacoes

PROPOSAL #3.: To increase the share capital of                   ISSUER             NO              N/A                  N/A

Bradesco by BRL 131,817,000.00, increasing it from

BRL 24,368,183,000.00 to BRL 24,500,000,000.00,

through the capitalization of reserves, without

issuance of shares, in accordance with the provision

in paragraph 1 of Article 169 of Law Number 6404 76,

with consequent amendment of the main part of Article

 6 of the Corporate Bylaws

PROPOSAL #4.: To partially amend the Corporate                   ISSUER             NO              N/A                  N/A

Bylaws, in Articles 22 and 25, increasing the number

of Members of the internal control and compliance and

 of the Ethics Committees, bearing in mind the

adoption of a new Organizational Structure

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO BRADESCO SA, OSASCO

  TICKER:                  N/A                 CUSIP:   P1808G117

  MEETING DATE:      3/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Board of Directors' annual         ISSUER             NO              N/A                  N/A

report, the Finance Committee's report accompanied by

 the Independent Auditors' report and examine,

discuss and vote on the Company's consolidated

financial statements for the FYE 31 DEC 2009

PROPOSAL #2.: To decide on the allocation of the                ISSUER             NO              N/A                  N/A

result of the FY and ratification the amount of

interest over capital and dividends distributed

PROPOSAL #3.: Election of Lazaro de Mello Brandao,            ISSUER            YES             FOR                  FOR

Antonio Bornia, Mario da Silveira Teixeira Junior,

Marcio Artur Laurelli Cypriano, Joao Aguiar Alvarez,

Denise Aguiar Alvarez, Luiz Carlos Trabuco Cappi,

Carlos Alberto Rodrigues Guilherme, Ricardo Espirito

Santo Silva Salgado as the Members of the Board of

Directors

PROPOSAL #4.: Elect the Members of the Finance                   ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #5.: To set the global remuneration of the          ISSUER             NO              N/A                  N/A

Board of Directors and the Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DE CREDITO E INVERSIONES SA CREDITO

  TICKER:                  N/A                 CUSIP:   P32133111

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to increase the capital of the          ISSUER            YES             FOR                  FOR

bank in the following manner: capitalizing the amount

 of CLP 29,691,875,690 through the issuance of fully

paid shares

PROPOSAL #2: Approve the modification of the bylaws          ISSUER            YES             FOR                  FOR

of the bank so as to adjust them to the agreements to

 be adopted in the meeting

PROPOSAL #3: Adopt all the other agreements necessary        ISSUER            YES             FOR                  FOR

 to legalize and enforce the statutory reforms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DE CREDITO E INVERSIONES SA CREDITO

  TICKER:                  N/A                 CUSIP:   P32133111

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Approve the annual report, balance                ISSUER            YES             FOR                  FOR

sheet and financial statements, their notes and the

report of external Auditors, corresponding to the

fiscal period between 01 JAN and 31 DEC 2009

PROPOSAL #B.: Approve the allocation of a dividend of        ISSUER            YES             FOR                  FOR

 CLP 500 per share with charge to the net profit of

the period 2009 and approve the application for the

rest of the balance of profits

PROPOSAL #C.: Election of the Directors of the                   ISSUER            YES         AGAINST           AGAINST

Company for the next 3 years

PROPOSAL #D.: Approve to fix the remuneration of the         ISSUER            YES             FOR                  FOR

Directors as of APR 2010

PROPOSAL #E.: Approve to fix the remuneration of the         ISSUER            YES             FOR                  FOR

Members of the Committee of Directors and the budget

of operating expenses of the Committee of Directors

and its advisors

PROPOSAL #F.: Appointment of the External Auditors            ISSUER            YES             FOR                  FOR

and private rating agencies

PROPOSAL #G.: Approve to inform about the matters              ISSUER            YES             FOR                  FOR

reviewed by the Committee of Directors and the

agreements adopted by the Board of Directors to

approve operations with related parties referred to

in Articles 146 and followings of the Law of stock

Companies, with mention of the Directors who approved

 them

PROPOSAL #H.: Approve the report of the Committee of         ISSUER            YES             FOR                  FOR

Directors in relation to the activities performed

during year 2009, its annual management and expenses

incurred during the period, including those of its

advisors; and the proposals of the Committee of

Directors that would not have been accepted by the

Board of Directors

PROPOSAL #I.: Approve the nomination of the newspaper        ISSUER            YES             FOR                  FOR

 for legal publications

PROPOSAL #J.: Other matters                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DE ORO UNIBANK INC

  TICKER:                  N/A                 CUSIP:   Y0560W104

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Proof of notice and determination of            ISSUER            YES             FOR                  FOR

existence of quorum

PROPOSAL #3.: Approve the minutes of the previous              ISSUER            YES             FOR                  FOR

annual meeting of stockholders held on 28 MAY 2009

PROPOSAL #4.: Receive the President's report                       ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Ratify all the acts of the Board of              ISSUER            YES             FOR                  FOR

Directors and Management during their term of office

PROPOSAL #6.1: Election of Christopher A. Bell-Knight        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #6.2: Election of Corazon S. De La Paz-                ISSUER            YES             FOR                  FOR

Bernardo as a Director

PROPOSAL #6.3: Election of Jesus A. Jacinto, Jr. as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #6.4: Election of Cheo Chai Hong as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.5: Election of Antonio C. Pacis as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.6: Election of Henry T. SY, Jr. as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.7: Election of Teresita T. SY as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.8: Election of Josefina N. Tan as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6.9: Election of Nestor V. Tan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6.10: Election of Teodoro B. Montecillo as         ISSUER            YES             FOR                  FOR

an Independent Director

PROPOSAL #6.11: Election of Jimmy T. Tang as an                 ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7.: Appointment of the External Auditor               ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Other matters                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL S A MEDIUM  TERM NTS BOOK ENTRY 14

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.A: Approve the Merger of the shares of            ISSUER            YES             FOR                  FOR

Besc S.A. Arrendamento Mercantil Bescleasing and of

Besc Financeira S.A. Credito, Financiamento E

Investimentos Bescredi by Banco Do Brasil S.A., to

examine, discuss and approve the protocol and

justification of merger of Besc S.A. Arrendamento

Mercantil Bescleasing Company being merged and of

Besc Financeira S.A. Credito, Financiamento E

Investimentos Bescredi Company being merged by Banco

Do Brasil S.A. Company conducting the Merger

PROPOSAL #I.B: Approve and ratify the appointment of         ISSUER            YES             FOR                  FOR

KPMG Auditores Independentes, with Corporate Taxpayer

 Id Cnpjmf Number 57.755.217.0001.29, with its Head

Office at Rua Dr. Renato Paes De Barros, 33, 17th

floor, Itaim Bibi, Sao Paulo, Sao Paulo, as the

Company responsible for the book equity valuation

reports being merged and of the Company conducting

the merger

PROPOSAL #I.C: Approve and ratify the appointment of         ISSUER            YES             FOR                  FOR

the Company PricewaterhouseCoopers Corporate Finance

and recovery Ltda., with Corporate Taxpayer Id Cnpjmf

 Number 05.487.514.0001.37, with its Head Office at

Avenida Francisco Matarazzo 1400, first floor, left

side part, Torre Torino, Agua Branca neighborhood,

Sao Paulo, Sao Paulo, responsible for the valuation

report of the Company conducting the merger according

 to the trading price of its shares on the securities

PROPOSAL #I.D: Approve and examine and the valuation         ISSUER            YES             FOR                  FOR

reports

PROPOSAL #I.E: Approve and declare the mergers of the        ISSUER            YES             FOR                  FOR

 Companies Bescleasing and Bescredi into Banco Do

Brasil S.a. effective, in accordance with the terms

of the protocol and justification of merger, as well

as to authorize the management of Banco Do Brasil

S.A. to do all the complementary acts necessary to

the mentioned mergers

PROPOSAL #I.F: Approve the increase of Banco Do                 ISSUER            YES             FOR                  FOR

Brasil S.A. share capital as a function of the

mentioned Corporate Mergers, through the transfer of

the equity of the Companies being merged to the

Company conducting the merger, in accordance with the

 terms of the protocol and justification of merger

PROPOSAL #II: Approve the capitalization of the                 ISSUER            YES             FOR                  FOR

balances recorded in the capital reserve donations

and tax incentives and profit reserve Bylaws reserve

and operating margin reserve, without the issuance of

 new shares

PROPOSAL #III: Approve the increase of the authorized        ISSUER            YES             FOR                  FOR

 capital

PROPOSAL #IV: Approve the amendment of the Article 7         ISSUER            YES             FOR                  FOR

and 8 of the Corporate Bylaws resulting from the

matters contained in items I, II and III

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL S A MEDIUM  TERM NTS BOOK ENTRY 14

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Receive the administrators accounts, to        ISSUER             NO              N/A                  N/A

 examine, discuss and vote on the administrators

report, the financial statements and the accounting

statements accompanied by the independent Auditors

report regarding the FYE on 31 DEC 2009

PROPOSAL #II.: Approve to deliberate on the                        ISSUER             NO              N/A                  N/A

distribution of the FYs net profits and the

distribution of dividends

PROPOSAL #III.: Election of the Members of the                   ISSUER             NO              N/A                  N/A

Finance Committee

PROPOSAL #IV.: Approve to set the remuneration for            ISSUER             NO              N/A                  N/A

the Members of Financial Committee

PROPOSAL #V.: Approve to set the Directors                          ISSUER             NO              N/A                  N/A

remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL SA BB BRASIL

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      8/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the share capital            ISSUER            YES             FOR                  FOR

increase of Banco Do Brasil S.A., in light of the

Corporate Mergers of Banco Do Estado Ee Santa

Catarina S.A. Besc, of Besc S.A. Credito Imobiliario

Bescri, of Banco Do Estado Do Piaui S.A. Bep, and of

the capitalization of the balance recorded in

expansion reserves, this without the issuance of new

PROPOSAL #2.: Amend the Article 7 of the Corporate            ISSUER            YES             FOR                  FOR

Bylaws of Banco Do Brasil S.A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL SA BB BRASIL

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger of Banco Nossa Caixa S.A. into Banco Do

Brasil S.A

PROPOSAL #2.: Approve and ratify the appointment [i]         ISSUER            YES             FOR                  FOR

of the Company PricewaterhouseCoopers Corporate

Finance and Recovery LTDA, with Corporate Taxpayer Id

 CNPJ-MF Number 05.487.514-0001-37, with its

headquarters at Avenida Francisco Matarazzo Number

1400, first floor, left side (part), Torre Torino,

Agua Branca Neighborhood, Sao Paulo, Sao Paulo, as

being responsible for the valuation report for Banco

Do Brasil S.A according to the trading price of the

shares on the securities market and according to the

economic value determined using the discounted cash

flow method [ii] of Banco Fator S.A, with corporate

taxpayer ID CNPJ-MF Number 33.644.196-0001-06, with

its headquarters at Rua Dr. Renato Paes de barros,

number 1017, eleventh and twelfth floors, Itaim Bibi,

 Sao Paulo, Sao Paulo, as being responsible for the

valuation report for Nossa Caixa S.A, according to

the economic value determined using the discounted

cash flow method iii. of KPMG Auditores

Independentes, with corporate taxpayer id CNPJ-MF

Number 57.755.217-0001-29, with its headquarters at

rua dr. renato paes de barros, number 33, seventeenth

 floor, itaim bibi, sao paulo, sao paulo, as being

responsible for the book equity valuation report for

PROPOSAL #3.: Approve the valuation reports mentioned        ISSUER            YES             FOR                  FOR

 in item 2 above

PROPOSAL #4.: Approve and declare effective the                 ISSUER            YES             FOR                  FOR

corporate merger of Banco Nossa Caixa S.A. into Banco

 Do Brasil S.A. in accordance with the terms of the

protocol and justification of merger, as well as to

authorize the management of Banco Do Brasil S.A. to

do all the complementary acts necessary for the

mentioned merger

PROPOSAL #5.: Approve the capital increase of Banco          ISSUER            YES             FOR                  FOR

Do Brasil S.A. as a function of the Corporate merger

referred to above, through the transfer of the net

equity from the Company being merged to the Company

carrying out the merger, in accordance with the terms

 of the protocol and justification of the merger

PROPOSAL #6.: Amend the Article 7 of the Corporate            ISSUER            YES             FOR                  FOR

Bylaws of Banco Do Brasil S.A.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL SA BB BRASIL, BRASILIA

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to conducting a public offering         ISSUER            YES             FOR                  FOR

for the primary distribution of shares issued by

Banco Do Brasil S.A. in conjunction with a public

offering for the secondary distribution of shares

issued by Banco Do Brasil S.A. owned by certain

selling shareholders, to be conducted in Brazil, on

the unorganized over the counter market, in

accordance with the procedures established by

securities commission, from here onward the CVM,

instruction number 400 of 29 DEC 2003, as amended,

and, also, with efforts at placement abroad, using

the investment mechanisms regulated by the national

monetary council, by the Central Bank of Brazil and

by the CVM, in United States of America, for

qualified institutional investors, as defined in Rule

 144A published by the securities and exchange

PROPOSAL #CONT: CONTD..from here onward the sec in            ISSUER             NO              N/A                  N/A

transactions that are exempt from registration in

accordance with that which is provided for in the

Securities Act of 1933, from here onward the

securities act, and in the regulations published on

the basis of the securities act and, in other

countries, in accordance with the law in effect in

the country of domicile of each investor and in

accordance with regulation'S published by the sec,

from here onward the offering, and definition of the

other conditions of the offering, except for the

issuance price of the shares

PROPOSAL #2: Approve to increase of the share capital        ISSUER            YES             FOR                  FOR

 of Banco Do Brasil S.A., within the limits of the

authorized capital, accordance with the terms of its

Corporate Bylaws, through the issuance of 286,000,00

0 new, common shares, all of which a re nominative,

book entry and with no par value, free and

unencumbered by any encumbrance or lien, which will

be the object of a public subscription within the

framework of the offering, with a reduction of the

period for the exercise of the preemptive right to a

minimum of three days, in accordance with the terms

of the sole paragraph of Article 8 of the Corporate

Bylaws and Article 172, I, of Law Number 6404 15 DEC

1976, as amended, from here onward the Corporations

Law, with it being the case that the exact period for

 the exercise of the preemptive right i) will be

defined within the framework .CONTD

PROPOSAL #CONT: CONT of the offering, with the                   ISSUER             NO              N/A                  N/A

objective of making the exercise of the preemptive

right compatible with the procedure of the offering,

ii) should be contained within the offering

documents, including notices to the market and an

announcement that it is beginning, and iii) it will

be the subject of a specific notice to the

shareholders of Banco Do Brasil S.A. with detail'S

regarding the exercise of the pre emptive right. all

the new, common shares issued will have the right t

receive dividends and interest on shareholder equity

that may be declared by Banco Do Brasil S.A.

beginning on the date of settlement of the shares

that are the object of the offering and to all the

other rights and benefits that may be conferred to

the other common shares of Banco Do Brasil S.A., on

PROPOSAL #3: Approve the disposition of the shares in        ISSUER            YES             FOR                  FOR

 treasury arising from the processes of the merger of

 Banco Do Estado De Santa Catarina S.A. of Besc S.A.

Credito Imobiliario and of Banco Do Estado Do Piaui

S.A.

PROPOSAL #4: Authorize the board of Directors of                ISSUER            YES             FOR                  FOR

powers to establish the issuance price of the shares

that are the object of the capital increase, in

accordance with the terms of Article 170, Paragraph

2, of the Corporations Law, observing the book

building procedure to be carried out within the

framework of the offering, in the manner that is

provided for in Article 170, Paragraph 1, of the

Corporations Law and Article 44 of CVM Instruction 400

PROPOSAL #5: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

ratify the respective share capital increase, once

the subscription and paying in of the shares to be

issued as a result of the capital increase within the

 framework of the offering is verified

PROPOSAL #6: Authorize the Board of Directors to take        ISSUER            YES             FOR                  FOR

 all the measures and do all the acts that may be

necessary or convenient for carrying out the

offering, as well as to ratify all the other acts

that have already been done

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL SA BB BRASIL, BRASILIA

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger of Banco Popular Do Brasil S.A., which is

the Company being merged, into Banco Do Brasil S.A

which is the company conducting the merger

PROPOSAL #2.: Approve and ratify the appointment of          ISSUER            YES             FOR                  FOR

KPMG Auditors Independentes, with corporate taxpayer

ID number 57.755.217.0001.29 ,with its headquarters

at RUA Dr. Renato Paes De Barros, 33, 17th floo r,

Itaim Bibi, Sao Paulo, as responsible for the

evaluation report of the book shareholder equity of

the Company being merged

PROPOSAL #3.: Approve the evaluation report mentioned        ISSUER            YES             FOR                  FOR

 in the previous item

PROPOSAL #4.: Approve and declare effective the                 ISSUER            YES             FOR                  FOR

corporate merger of Banco Popular Do Brasil S.A. into

 Banco Do Brasil S.A. in accordance with the terms of

 the protocol and justification of merger, as well as

 to authorize the management of Banco Do Brasil S.A

to do all the complementary acts necessary for the

mentioned merger

PROPOSAL #5.: Approve the transfer of the shareholder        ISSUER            YES             FOR                  FOR

 equity from the Company being merged to the Company

carrying out the merger, in accordance with the terms

 of the protocol and justification of merger

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DO BRASIL SA BB BRASIL, BRASILIA

  TICKER:                  N/A                 CUSIP:   P11427112

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the acquisition, by Banco Do              ISSUER            YES             FOR                  FOR

Brasil S.A., of a corporate ownership interest

equivalent to 366,825,016 common, book entry, class B

 shares of Banco Patagonia S.A., corresponding to 51%

 of the share capital and of the voting capital in

circulation, in the same proportion, in light of the

provision in line I of Article 256 and line B of the

sole paragraph of Article 247, both in Law 6404 of 15

 DEC 1976, from here onward the Brazilian Corporate

PROPOSAL #2: Ratify the share purchase and sale                 ISSUER            YES             FOR                  FOR

agreement, accompanied by the valuation report of

Banco Patagonia S.A., in accordance with the terms of

 paragraph 1 of Article 256 of the Brazilian

Corporate law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO ESTADO DO RIO GRANDE DO SUL SA BANRISUL

  TICKER:                  N/A                 CUSIP:   P12553247

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive the administrators accounts,         ISSUER             NO              N/A                  N/A

to examine, discuss and vote on the administrations

report, the financial statements and the accounting

statements accompanied by the Independent Auditors

report and Finance committees report regarding the

FYE on 31 DEC 2009

PROPOSAL #2: To decide concerning the allocation of          ISSUER             NO              N/A                  N/A

the net profit from the FYE on 31 DEC 2009,

concerning the payment of additional

dividends approved by the Board of Directors,

concerning the proposal for the capital budget

prepared for the purposes of Article 196 of Law

number 640476 and to ratify the payment of interest

on own capital and its imputation to dividends

PROPOSAL #3: Election of the Members of the Finance          ISSUER            YES             FOR                  FOR

Committee, and their respective

PROPOSAL #4: To set the remuneration for the Members         ISSUER             NO              N/A                  N/A

of the Board of Directors and Finance Committee and

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO SANTANDER (BRASIL) SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P1505Z160

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Receive the administrators accounts, to         ISSUER            YES             FOR                  FOR

examine, discuss and vote on the administrations

report, the financial statements and the accounting

statements accompanied by the Independent Auditors

report and Audit Committee report regarding the FY

ending on 31 DEC 2009

PROPOSAL #B: Approve the destination of the year end         ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #C: Approve to set the global remuneration          ISSUER            YES         AGAINST           AGAINST

of the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO SANTANDER (BRASIL) SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P1505Z160

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve to increase the Company's share         ISSUER            YES             FOR                  FOR

capital, through the capitalization of capital

reserves, in the amount of BRL 22,130,211.93, without

 the issuance of new shares, with the Company's share

 capital going from BRL 62,806,071,402.28 to BRL

62,828,201,614.21, fully paid in and divided into

212,841,731,754 common, nominative, book entry

shares, with no par value and 186,202,385,151

preferred, nominative, book entry shares, with no par

 value, in accordance with the proposal from the

Executive Committee, with a favorable opinion from

the Board of Directors, in meetings held on March 15

and 22, 2010, respectively

PROPOSAL #B: Approve the amendment of the corporate          ISSUER            YES             FOR                  FOR

Bylaws of the Company, at Articles 5, main part, 12,

15 3, 16 and its paragraphs, 17 XIX, 19, main part

and the paragraph 2, 21 and its paragraphs, 22, 26 iv

 and 35, inclusion of paragraphs 3 and 4, in

accordance with the proposal from the Executive

Committee, with a favorable opinion from the Board of

 Directors, in meetings held on march 15 and 22,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO SANTANDER BRASIL S A

  TICKER:                  N/A                 CUSIP:   P1505Z160

  MEETING DATE:      2/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Elect Jose de Menezes Berenguer Neto,          ISSUER            YES             FOR                  FOR

Jose de Paiva Ferreira and Celso Clemente Giacometti

as the new Members of the Board of Directors of the

Company, one of whom being considered as an

Independent Member of the Board of Directors, as

defined in paragraph 3 of Article 14 of the Company's

 Corporate Bylaws, and confirmation of the

composition of the mentioned body

PROPOSAL #B.: Approve the: i) the stock option plan          ISSUER            YES             FOR                  FOR

of the Company, the objective of which is to grant

options to buy stock units e ach representing 55

common shares and 50 preferred shares issued by the

Company to specified administrators and managerial

level employees of the Company and of Companies under

 its control, ii) the Long Term Investment Plan,

investment in Company units, the objective of which

is the payment of funds, in cash, by the Company to

specified employees of the Company, including

administrators, managerial level and other employees

of the Company and of Companies under its control, in

 accordance with the proposals approved by the Board

of Directors on 23 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO SANTANDER BRASIL S.A.

  TICKER:                  BSBR               CUSIP:   05967A107

  MEETING DATE:      2/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: ELECTION OF THREE (3) NEW MEMBERS OF THE        ISSUER            YES             FOR                  FOR

 COMPANY'S BOARD OF DIRECTORS, BEING ONE (1) OF THEM

CONSIDERED INDEPENDENT DIRECTOR, ACCORDING TO

PARAGRAPH 3, ARTICLE 14, OF THE COMPANY'S BY-LAWS,

AND CONFIRMATION OF THE COMPOSITION OF SUCH BOARD

PROPOSAL #B: APPROVAL OF (I) A PURCHASE OPTION PLAN          ISSUER            YES             FOR                  FOR

OF COMPANY'S UNITS, WHICH PURPOSE IS TO GRANT

PURCHASE OPTIONS OF UNITS, EACH REPRESENTING FIFTY-

FIVE (55) COMMON SHARES AND FIFTY (50) PREFERRED

SHARES ISSUED BY THE COMPANY; AND (II) LONG-TERM

INCENTIVE PLAN - INVESTMENT IN COMPANY'S UNITS, WHICH

 PURPOSE IS THE PAYMENT OF RESOURCES, IN CASH, BY THE

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO SANTANDER BRASIL S.A.

  TICKER:                  BSBR               CUSIP:   05967A107

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1: TAKE THE MANAGEMENT ACCOUNTS,                        ISSUER            YES             FOR                  FOR

EXAMINING, DISCUSSING AND VOTING THE COMPANY'S

FINANCIAL STATEMENTS RELATED TO THE FISCAL YEAR ENDED

 ON DECEMBER 31, 2009, TOGETHER WITH THE MANAGEMENT

REPORT, THE BALANCE SHEET, OTHER PARTS OF THE

FINANCIAL STATEMENTS, EXTERNAL AUDITORS' OPINION AND

THE AUDIT COMMITTEE REPORT

PROPOSAL #O2: DECIDE ON THE DESTINATION OF THE NET            ISSUER            YES             FOR                  FOR

PROFIT OF THE FISCAL YEAR OF 2009 AND THE

DISTRIBUTION OF DIVIDENDS

PROPOSAL #O3: FIX THE ANNUAL OVERALL CONSIDERATION OF        ISSUER            YES         AGAINST           AGAINST

 THE COMPANY'S MANAGEMENT FOR THE EXERCISE OF 2010

PROPOSAL #E1: APPROVE THE INCREASE OF THE CAPITAL,            ISSUER            YES             FOR                  FOR

THROUGH THE CAPITALIZATION OF CAPITAL RESERVES, IN

THE AMOUNT OF R$ 22,130,211.93, WITHOUT ISSUING NEW

SHARES, THE COMPANY'S CAPITAL BEING INCREASED FROM R$

 62,806,071,402.28 TO R$ 62,828,201,614.21. ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT

PROPOSAL #E2: APPROVE THE AMENDMENT OF THE COMPANY'S         ISSUER            YES             FOR                  FOR

BYLAWS, IN ITS ARTICLES 5, HEADING, 12, 15, PARAGRAPH

 3, 16 AND PARAGRAPHS, 17, ITEM XIX, 19, HEADING E

PARAGRAPH 2, 21 AND PARAGRAPHS, 22, 26, ITEM IV, AND

35, ADDITION OF PARAGRAPHS 3 AND 4, ACCORDING TO THE

PROPOSAL OF THE BOARD OF EXECUTIVE OFFICERS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO SANTANDER BRASIL S.A.

  TICKER:                  BSBR               CUSIP:   05967A107

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: DECIDE ON THE AMENDMENT OF THE TERM OF          ISSUER            YES             FOR                  FOR

PAYMENT OF DIVIDENDS AND INTEREST ON CAPITAL RELATED

SPECIFICALLY FOR THE YEAR OF 2010, TO NOT MORE THAN

ONE HUNDRED AND EIGHTY (180) DAYS COUNTED FROM ITS

DECLARATION BY THE COMPANY'S BOARD OF DIRECTORS AND

IN ANY CIRCUMSTANCES WITHIN THE YEAR OF 2010, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #B: APPROVE THE AMENDMENT OF ARTICLE 31,              ISSUER            YES             FOR                  FOR

ITEM III, OF THE COMPANY'S BYLAWS, AIMING AT

COMPLYING WITH THE PROVISIONS OF ARTICLE 2, ITEM III,

 OF RESOLUTION # 3849, DATED 03.25.2010, OF THE

BRAZILIAN NATIONAL MONETARY COUNCIL, IN ORDER TO

CHANGE THE TERM FOR A FINAL ANSWER TO THE COMPLAINERS

 FROM 30 TO 15 DAYS, ALL AS MORE FULLY DESCRIBED IN

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO SANTANDER CHILE

  TICKER:                  SAN                 CUSIP:   05965X109

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE ANNUAL REPORT, BALANCE         ISSUER            YES             FOR                  FOR

SHEET AND CONSOLIDATED FINANCIAL STATEMENTS OF THE

BANK AND ITS SUBSIDIARIES, THE INDEPENDENT REPORT OF

THE EXTERNAL AUDITORS FOR THE YEAR 2009.

PROPOSAL #02: APPROVE PAYMENT OF A DIVIDEND OF                   ISSUER            YES             FOR                  FOR

CH$1.37308147 PER SHARE OR 60% OF 2009 NET INCOME

ATTRIBUTABLE TO SHAREHOLDERS AS A DIVIDEND.

PROPOSAL #03: APPROVAL OF EXTERNAL AUDITORS                        ISSUER            YES             FOR                  FOR

(DELOITTE).

PROPOSAL #04: APPROVAL OF RATING AGENCIES.                           ISSUER            YES             FOR                  FOR

PROPOSAL #05: APPROVAL OF ONE BOARD OF DIRECTOR AND          ISSUER            YES         AGAINST           AGAINST

ONE ALTERNATE DIRECTOR. IN 2009, MR. JUAN MANUEL

HOYOS RESIGNED HIS POSITION AS MEMBER OF THE BOARD

AND WAS APPOINTED ALTERNATE DIRECTOR. SIMULTANEOUSLY,

 THE BOARD DESIGNATED MR. OSCAR VON CHRISMAR AS HIS

REPLACEMENT TO THE BOARD.

PROPOSAL #06: APPROVE THE BOARD OF DIRECTORS' 2010            ISSUER            YES             FOR                  FOR

REMUNERATION.

PROPOSAL #07: APPROVAL OF AUDIT COMMITTEE'S 2010                ISSUER            YES             FOR                  FOR

BUDGET AND REMUNERATION FOR ITS MEMBERS

PROPOSAL #08: ACCOUNT OF ALL OPERATIONS WITH RELATED         ISSUER            YES             FOR                  FOR

PARTIES AS DEFINED BY ARTICLE 89 AND TITLE XVI OF LAW

 18,046.

PROPOSAL #09: DISCUSS ANY MATTER OF INTEREST THAT              ISSUER            YES             FOR                  FOR

SHOULD BE DISCUSSED IN AN ORDINARY SHAREHOLDERS'

MEETING AS DEFINED BY LAW AND BY THE BANK'S BYLAWS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO SANTANDER CHILE NEW

  TICKER:                  N/A                 CUSIP:   P1506A107

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve of the annual report, general            ISSUER            YES             FOR                  FOR

balance sheet, financial statements and report of

External Auditors regarding the period between 01 JAN

 and 31 DEC 2009

PROPOSAL #2: Approve the disposal of profits of the          ISSUER            YES             FOR                  FOR

period 2009 a dividend of CLP 1.37308147 per share,

corresponding to the 60% of the profits of the period

 shall be proposed, which shall be paid, if approved,

 as from the day following the holding of the

stockholders meeting likewise, it shall be proposed

to the meeting that the 40% remainder of the profits

be assigned to increase the bank reserves

PROPOSAL #3: Appointment of External Auditors                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appointment of private rating agencies           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appointment of 1 Official Director and 1        ISSUER            YES         AGAINST           AGAINST

 Alternate Director

PROPOSAL #6: Approve to decide the remunerations of          ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #7: Approve the report of the Committee of          ISSUER            YES             FOR                  FOR

Directors and auditing, fix the remuneration of their

 members and the expenses budget for their operation

PROPOSAL #8: Grant notice of the operations referred         ISSUER            YES             FOR                  FOR

to in Article 89 and title XVI of the law 18.046

PROPOSAL #9: Approve too be informed of any matter of        ISSUER            YES         AGAINST           AGAINST

 social interest, appropriate to be discussed in

regular stockholders meeting, pursuant to the law and

 bylaws of the bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO SANTANDER S A GLOBAL MEDIUM TERM NTS BOOK EN

  TICKER:                  N/A                 CUSIP:   P1505Z160

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Approve to decide regarding changing            ISSUER            YES             FOR                  FOR

the deadline for the payment of dividends and or

interest on shareholder equity specifically in regard

 to the 2010 FY, to up to 180 days from the date of

their declaration by the Board of Directors of the

Company and in any case within this FY, which, if

approved by the shareholders of the Company, will

also be applicable to the payment of interest on

shareholder equity approved by the Board of Directors

 in a Meeting held on 22 MAR 2010, in accordance with

 a proposal from the Executive Committee, with a

favorable opinion from the Board of Directors, in

Meetings held on 20 and 28 APR 2010, respectively

PROPOSAL #B.: Approve the amendment of Article                   ISSUER            YES             FOR                  FOR

31,line iii of the Corporate Bylaws of the Company,

for the purpose of complying with that which is

provided for in Article 2, Line III, of resolution

number 3849, of 25 MAR 2010, of the National Monetary

 Council, in such a way as to change the deadline

provided for a final response to those making a

complaint from 30 to 15 days, in accordance with a

proposal from the Executive Committee, with a

favorable opinion from the Board of Directors, in

Meetings held on 20 and 28 APR 2010, respectively

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANGKOK BK PUB LTD

  TICKER:                  N/A                 CUSIP:   Y0606R101

  MEETING DATE:      4/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To approve the minutes of the 16th AGM          ISSUER             NO              N/A                  N/A

held on 10 APR 2009

PROPOSAL #2: To acknowledge the report on the results        ISSUER             NO              N/A                  N/A

 of operations for the year 2009 as presented in the

annual report

PROPOSAL #3: To acknowledge the report of the Audit          ISSUER             NO              N/A                  N/A

Committee for the year 2009

PROPOSAL #4: To approve the balance sheet and the              ISSUER             NO              N/A                  N/A

profit and loss statement for the year 2009

PROPOSAL #5: To approve the appropriation of profit          ISSUER             NO              N/A                  N/A

and the payment of dividend for the year 2009

PROPOSAL #6.1: To elect Directors in place of those          ISSUER             NO              N/A                  N/A

retiring by rotation: Mr. Chatri Sophonpanich

PROPOSAL #6.2: To elect Directors in place of those          ISSUER             NO              N/A                  N/A

retiring by rotation: Mr. Kosit Panpiemras

PROPOSAL #6.3: To elect Directors in place of those          ISSUER             NO              N/A                  N/A

retiring by rotation: Mr. Piti Sithi-Amnuai

PROPOSAL #6.4: To elect Directors in place of those          ISSUER             NO              N/A                  N/A

retiring by rotation: Mr. Prasong Uthaisangchai

PROPOSAL #6.5: To elect Directors in place of those          ISSUER             NO              N/A                  N/A

retiring by rotation: Mr. Pornthep Phornprapha

PROPOSAL #6.6: To elect Directors in place of those          ISSUER             NO              N/A                  N/A

retiring by rotation: Mrs. Gasinee Witoonchart

PROPOSAL #7: To acknowledge the Directors'                          ISSUER             NO              N/A                  N/A

remuneration

PROPOSAL #8: To appoint the Auditors and determine            ISSUER             NO              N/A                  N/A

the remuneration

PROPOSAL #9: Other business                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANGKOK BK PUB LTD

  TICKER:                  N/A                 CUSIP:   Y0606R119

  MEETING DATE:      4/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the minutes of the 16th annual          ISSUER            YES             FOR                  FOR

ordinary meeting of shareholders held on 10 APR 2009

PROPOSAL #2: Acknowledge the report on the results of        ISSUER            YES             FOR                  FOR

 the operations for the year 2009 as presented in the

 annual report

PROPOSAL #3: Acknowledge the report of the Audit                ISSUER            YES             FOR                  FOR

Committee for the year 2009

PROPOSAL #4: Approve the balance sheet and the profit        ISSUER            YES             FOR                  FOR

 and loss statement for the year 2009

PROPOSAL #5: Approve the appropriation of profit and         ISSUER            YES             FOR                  FOR

the payment of dividend for the year 2009

PROPOSAL #6.1: Election of Mr. Chatri Sophonpanich as        ISSUER            YES             FOR                  FOR

 a Director, in place of those retiring

PROPOSAL #6.2: Election of Mr. Kosit Panpiemras as a         ISSUER            YES             FOR                  FOR

Director, in place of those retiring by

PROPOSAL #6.3: Election of Mr. Piti Sithi-Amnuai as a        ISSUER            YES             FOR                  FOR

 Director, in place of those retiring

PROPOSAL #6.4: Election of Mr. Prasong Uthaisangchai         ISSUER            YES             FOR                  FOR

as a Director, in place of those

PROPOSAL #6.5: Election of Mr. Pornthep Phornprapha          ISSUER            YES             FOR                  FOR

as a Director, in place of those

PROPOSAL #6.6: Election of Mrs. Gasinee Witoonchart          ISSUER            YES             FOR                  FOR

as a Director, in place of those

PROPOSAL #7: Acknowledge the Directors' remuneration         ISSUER            YES             FOR                  FOR

PROPOSAL #8: Appointment of the Auditors and approve         ISSUER            YES             FOR                  FOR

to determine the remuneration

PROPOSAL #9: Other business                                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y0698A107

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2009 working report of the         ISSUER            YES             FOR                  FOR

Board of Directors of the bank

PROPOSAL #2.: Approve the 2009 working report of the         ISSUER            YES             FOR                  FOR

Board of Supervisors of the bank

PROPOSAL #3.: Approve the 2009 annual financial                 ISSUER            YES             FOR                  FOR

statements of the bank

PROPOSAL #4.: Approve the 2009 Profit Distribution            ISSUER            YES             FOR                  FOR

Plan of the bank

PROPOSAL #5.: Approve the 2010 annual budget of the          ISSUER            YES             FOR                  FOR

bank

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers Zhong        ISSUER            YES             FOR                  FOR

 Tian CPAs Limited Company and PricewaterhouseCoopers

 Hong Kong as the Bank's External Auditors for 2010

PROPOSAL #7.1: Re-elect Mr. Xiao Gang as an Executive        ISSUER            YES             FOR                  FOR

 Director of the Bank

PROPOSAL #7.2: Re-elect Mr. Li Lihui as an Executive         ISSUER            YES             FOR                  FOR

Director of the Bank

PROPOSAL #7.3: Re-elect Mr. Li Zaohang as an                       ISSUER            YES             FOR                  FOR

Executive Director of the Bank

PROPOSAL #7.4: Re-elect Mr. Zhou Zaiqun as an                     ISSUER            YES         AGAINST           AGAINST

Executive Director of the Bank

PROPOSAL #7.5: Re-elect Mr. Anthony Francis Neoh as          ISSUER            YES             FOR                  FOR

an Independent Non-Executive Director of the Bank

PROPOSAL #7.6: Re-elect Mr. Huang Shizhong as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Bank

PROPOSAL #7.7: Re-elect Ms. Huang Danhan as an                   ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Bank

PROPOSAL #8.1: Election of Mr. Qin Rongsheng as an            ISSUER            YES             FOR                  FOR

External Supervisor of the Bank

PROPOSAL #8.2: Election of Mr. Bai Jingming as an              ISSUER            YES             FOR                  FOR

External Supervisor of the Bank

PROPOSAL #9.: Approve the remuneration scheme for the        ISSUER            YES             FOR                  FOR

 External Supervisors of the Bank

PROPOSAL #S.10: Approve the proposal to amend the              ISSUER            YES             FOR                  FOR

Articles of Association of the Bank

PROPOSAL #S.11: Approve the proposal in relation to          ISSUER            YES             FOR                  FOR

the general mandate on issuance of new shares of the

Bank

PROPOSAL #8.A.1: Re-elect Mr. Wang Xueqiang as a                ISSUER            YES             FOR                  FOR

shareholders' representative Supervisor of the Bank

PROPOSAL #8.A.2: Re-elect Mr. Liu Wanming as a                   ISSUER            YES             FOR                  FOR

shareholders' representative Supervisor of the Bank

PROPOSAL #12.: Approve the proposal on adjustments of        ISSUER            YES             FOR                  FOR

 several items of the delegation of authorities by

the shareholders' meeting to the Board of Directors

of the Bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK COMMUNICATIONS CO LTD

  TICKER:                  N/A                 CUSIP:   Y06988102

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve to note that the Bank has            ISSUER            YES             FOR                  FOR

complied with the relevant qualification requirements

 under the PRC laws and regulations in order to issue

 new shares pursuant to the Rights Issue [as defined

in the circular issued by the Bank to the

Shareholders dated 02 MAR 2010 [the Circular]];

subject to the fulfillment of the conditions in

respect of the Rights Issue as specified in the

Circular, the issue by way of rights of the ordinary

shares [the Shares] of RMB 1.00 each in the capital

of the Bank, on: Class and Par Value of the Shares to

PROPOSAL #S.1.2: Approve to note that the Bank has            ISSUER            YES             FOR                  FOR

complied with the relevant qualification requirements

 under the PRC laws and regulations in order to issue

 new shares pursuant to the Rights Issue [as defined

in the circular issued by the Bank to the

Shareholders dated 02 MAR 2010 [the Circular]];

subject to the fulfillment of the conditions in

respect of the Rights Issue as specified in the

Circular, the issue by way of rights of the ordinary

shares [the Shares] of RMB 1.00 each in the capital

of the Bank, on: Ratio and Number of the Shares to be

PROPOSAL #S.1.3: Approve to note that the Bank has            ISSUER            YES             FOR                  FOR

complied with the relevant qualification requirements

 under the PRC laws and regulations in order to issue

 new shares pursuant to the Rights Issue [as defined

in the circular issued by the Bank to the

Shareholders dated 02 MAR 2010 [the Circular]];

subject to the fulfillment of the conditions in

respect of the Rights Issue as specified in the

Circular, the issue by way of rights of the ordinary

shares [the Shares] of RMB 1.00 each in the capital

of the Bank, on: Subscription Pricing and Price

PROPOSAL #S.1.4: Approve to note that the Bank has            ISSUER            YES             FOR                  FOR

complied with the relevant qualification requirements

 under the PRC laws and regulations in order to issue

 new shares pursuant to the Rights Issue [as defined

in the circular issued by the Bank to the

Shareholders dated 02 MAR 2010 [the Circular]];

subject to the fulfillment of the conditions in

respect of the Rights Issue as specified in the

Circular, the issue by way of rights of the ordinary

shares [the Shares] of RMB 1.00 each in the capital

of the Bank, on: Target Subscribers

PROPOSAL #S.1.5: Approve to note that the Bank has            ISSUER            YES             FOR                  FOR

complied with the relevant qualification requirements

 under the PRC laws and regulations in order to issue

 new shares pursuant to the Rights Issue [as defined

in the circular issued by the Bank to the

Shareholders dated 02 MAR 2010 [the Circular]];

subject to the fulfillment of the conditions in

respect of the Rights Issue as specified in the

Circular, the issue by way of rights of the ordinary

shares [the Shares] of RMB 1.00 each in the capital

of the Bank, on: Use of Proceeds

PROPOSAL #S.1.6: Approve to note that the Bank has            ISSUER            YES             FOR                  FOR

complied with the relevant qualification requirements

 under the PRC laws and regulations in order to issue

 new shares pursuant to the Rights Issue [as defined

in the circular issued by the Bank to the

Shareholders dated 02 MAR 2010 [the Circular]];

subject to the fulfillment of the conditions in

respect of the Rights Issue as specified in the

Circular, the issue by way of rights of the ordinary

shares [the Shares] of RMB 1.00 each in the capital

of the Bank, on: Validity of this Special Resolution

PROPOSAL #S.1.7: Approve to note that the Bank has            ISSUER            YES             FOR                  FOR

complied with the relevant qualification requirements

 under the PRC laws and regulations in order to issue

 new shares pursuant to the Rights Issue [as defined

in the circular issued by the Bank to the

Shareholders dated 02 MAR 2010 [the Circular]];

subject to the fulfillment of the conditions in

respect of the Rights Issue as specified in the

Circular, the issue by way of rights of the ordinary

shares [the Shares] of RMB 1.00 each in the capital

of the Bank, on: Authorization to the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK COMMUNICATIONS CO LTD

  TICKER:                  N/A                 CUSIP:   Y06988102

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve subject to the fulfillment of         ISSUER            YES             FOR                  FOR

the conditions in respect of the rights issue as set

out in the circular, the issue by way of rights of

the ordinary shares of RMB 1.00 each in the capital

of the Bank, on the following structure and terms

PROPOSAL #S.1.1: Approve class and par value of the          ISSUER            YES             FOR                  FOR

shares to be issued

PROPOSAL #S.1.2: Approve ratio and number of the                ISSUER            YES             FOR                  FOR

shares to be issued

PROPOSAL #S.1.3: Approve subscription pricing and              ISSUER            YES             FOR                  FOR

price determination basis

PROPOSAL #S.1.4: Approve target subscription                       ISSUER            YES             FOR                  FOR

PROPOSAL #S.1.5: Approve use of proceeds                              ISSUER            YES             FOR                  FOR

PROPOSAL #S.1.6: Approve validity of this special              ISSUER            YES             FOR                  FOR

resolution

PROPOSAL #S.1.7: Approve to authorize the Board                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve subject to the completion of            ISSUER            YES             FOR                  FOR

the rights issue, the proposal that the existing

shareholders and new shareholders alike shall be

entitled to the undistributed profits of the Bank

accrued before the completion of the right issue,

further details of which are set out in the circular

PROPOSAL #3.: Approve proposal in relation to the              ISSUER            YES             FOR                  FOR

feasibility report on the use of proceeds of the

rights issue was by the Board on 23 FEB 2010, further

 details of which are set out in the circular

PROPOSAL #4.: Approve pursuant to the applicable Laws        ISSUER            YES             FOR                  FOR

 and regulations of the PRC, a proposal has been

prepared by the Board on the use of proceeds from the

 previous fund raising exercise of the Bank, further

details of which are set out in the Circular

PROPOSAL #5.: Approve the proposal in relation to the        ISSUER            YES             FOR                  FOR

 profit distribution plan of the bank and the

recommendation of a dividend for the YE 31 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK FOR FOREIGN TRADE VNESHTORGBANK JSC VTB BANK,

  TICKER:                  N/A                 CUSIP:   46630Q202

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Regulation on the Procedure        ISSUER            YES             FOR                  FOR

 for Preparing, Convening and Holding JSC VTB Bank

General Shareholders Meetings

PROPOSAL #2.: Approve the Regulation on JSC VTB Bank         ISSUER            YES             FOR                  FOR

Supervisory Council

PROPOSAL #3.: Approve the Regulation on JSC VTB Bank         ISSUER            YES             FOR                  FOR

Management Board

PROPOSAL #4.: Approve the Regulation on JSC VTB Bank         ISSUER            YES             FOR                  FOR

Statutory Audit Commission

PROPOSAL #5.: Approve to: restructure JSC VTB Bank in        ISSUER            YES             FOR                  FOR

 the form of JSC VTB Bank North-West merging into it;

 merging agreement between JSC VTB Bank and JSC VTB

Bank North-West; to inform JSC VTB Bank shareholders

of the restructuring through a publication of the

resolution in the State Registration Bulletin, as

well as in any other edition used for publishing

legal acts of the Russian constituencies where JSC

VTB Bank branch/branches is/are located

PROPOSAL #6.: Approve the new edition of JSC VTB Bank        ISSUER            YES             FOR                  FOR

 Charter and authorize JSC VTB Bank President and

Chairman of the Management Board, Andrei Kostin, to

sign the new edition of JSC VTB Bank Charter and also

 the application for the approval of the new edition

of JSC VTB Bank Charter to be submitted to the Bank

of Russia

PROPOSAL #7.: Approve JSC VTB Bank Annual Report for         ISSUER            YES             FOR                  FOR

2009

PROPOSAL #8.: Approve JSC VTB Bank Financial                       ISSUER            YES             FOR                  FOR

Statements including Income and Loss Statement (JSC

VTB Bank Income and Loss Account) for 2009

PROPOSAL #9.: Approve to allocate JSC VTB Bank profit        ISSUER            YES             FOR                  FOR

 as at 2009 year-end in the following way: Net profit

 to be allocated, total RUB 23,751,845,838.97,

Allocation to the Reserve Fund RUB 1,187,592,291.95,

Dividend payment allocations RUB 6,067,113,975.66,

Retained net profit RUB 16,497,139,571.36

PROPOSAL #10.: Approve to make a decision on                       ISSUER            YES             FOR                  FOR

(announce) 2009 dividend payment in the amount of RUB

 0.00058 per one outstanding ordinary registered

share of JSC VTB Bank with nominal value of RUB 0.01;

 to set the following 2009 dividend payment

procedure: the dividends are to be paid out in

monetary form through crediting to shareholders' bank

 accounts, and also through cash payment at JSC VTB

Bank Branch in St. Petersburg at 30 Ul. Bolshaya

Morskaya, St. Petersburg; the amount of dividends

accrued per one JSC VTB Bank share shall be defined

with accuracy to one kopeck, when calculating, the

rounding of figures shall be subject to mathematical

rules; and the dividends shall be paid out within 60

(sixty) days after the relative decision is made by

JSC VTB Bank Annual General Shareholders Meeting

PROPOSAL #11.: Approve to pay the following                        ISSUER            YES             FOR                  FOR

remuneration to JSC VTB Bank Supervisory Council

Members who are not state employees:  for their work

in JSC VTB Bank Supervisory Council - RUB 2,322,352

each; for chairmanship in JSC VTB Bank Supervisory

Council committees - RUB 464,470 each; for Membership

 in JSC VTB Bank Supervisory Council committees - RUB

 232,235 each; to compensate the expenses related to

performing of their function by JSC VTB Bank

Supervisory Council Members who are not state

employees, namely: accommodation, travel expenses

including VIP lounge services, other duties and fees

for using air and/or railway communications

PROPOSAL #12.: Approve that JSC VTB Bank Supervisory         ISSUER            YES             FOR                  FOR

Council should consist of 11 Members

PROPOSAL #13.1: Election of Matthias Warnig as an              ISSUER            YES             FOR                  FOR

Independent Member of JSC VTB Bank Supervisory Council

PROPOSAL #13.2: Election of Grigory Yu. Glazkov as an        ISSUER            YES             FOR                  FOR

 Independent Member of JSC VTB Bank Supervisory

PROPOSAL #13.3: Election of Arkady V. Dvorkovich as a        ISSUER            YES         AGAINST           AGAINST

 Member JSC VTB Bank Supervisory Council

PROPOSAL #13.4: Election of Andrei L. Kostin as a              ISSUER            YES         AGAINST           AGAINST

Member of JSC VTB Bank Supervisory Council

PROPOSAL #13.5: Election of Nikolai M. Kropachev as          ISSUER            YES             FOR                  FOR

an Independent Member of JSC VTB Bank Supervisory

PROPOSAL #13.6: Election of Alexei L. Kudrin as a              ISSUER            YES         AGAINST           AGAINST

Member of  JSC VTB Bank Supervisory Council

PROPOSAL #13.7: Election of Anna V. Popova as a                 ISSUER            YES         AGAINST           AGAINST

Member of JSC VTB Bank Supervisory Council

PROPOSAL #13.8: Election of Alexei L Savatyugin as a         ISSUER            YES         AGAINST           AGAINST

Member of  JSC VTB Bank Supervisory Council

PROPOSAL #13.9: Election of Pavel M. Teplukhin as an         ISSUER            YES             FOR                  FOR

Independent Member of JSC VTB Bank Supervisory Council

PROPOSAL #13.10: Election of Alexei V. Ulyukaev as a         ISSUER            YES         AGAINST           AGAINST

Member of  JSC VTB Bank Supervisory Council

PROPOSAL #13.11: Election of Mukhadin A. Eskindarov          ISSUER            YES             FOR                  FOR

as an Independent Member of JSC VTB Bank Supervisory

Council

PROPOSAL #14.: Approve that JSC VTB Bank Statutory            ISSUER            YES             FOR                  FOR

Audit Commission should consist of 6 Members

PROPOSAL #15.: Election of Tatyana Al. Bogomolova,            ISSUER            YES             FOR                  FOR

Marina Al. Kostina, Vladimir V. Lukov, Zakhar B.

Sabantsev, Natalya An. Satina, Dmitry V.

Skripichnikov as Members of JSC VTB Bank Statutory

PROPOSAL #16.: Approve CJSC Ernst & Young Vneshaudit         ISSUER            YES             FOR                  FOR

as JSC VTB Bank Auditor to exercise an audit of JSC

VTB Bank Annual Financial Statements for 2010 under

the Russian Accounting Standards

PROPOSAL #17.: Approve the limits for interested                ISSUER            YES             FOR                  FOR

party transactions to be entered into by JSC VTB Bank

 during its standard commercial business in

compliance with the list defined by JSC VTB Bank

Supervisory Council and included in the information

(materials) to be disclosed to shareholders before

JSC VTB Bank Annual General Shareholders Meeting

(Minutes of JSC VTB Bank Supervisory Council meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK FOR FOREIGN TRADE VNESHTORGBANK JSC VTB BANK,

  TICKER:                  N/A                 CUSIP:   X0494D108

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the conditions on the order of         ISSUER            YES             FOR                  FOR

preparation, convocation and realization of General

meeting of shareholders of the OJSC Bank VTB

PROPOSAL #2.: Approve the conditions on the                        ISSUER            YES             FOR                  FOR

Supervisory Board of the OJSC Bank VTB

PROPOSAL #3.: Approve the conditions on the Board of         ISSUER            YES             FOR                  FOR

the OJSC Bank VTB

PROPOSAL #4.: Approve the conditions on the Auditing         ISSUER            YES             FOR                  FOR

Committee of the OJSC Bank VTB

PROPOSAL #5.: Approve the reorganization of the OJSC         ISSUER            YES             FOR                  FOR

Bank VTB in the form of joining to it the OJSC 'Bank

VTB the Northwest'

PROPOSAL #6.: Approve the Article of the Charter of          ISSUER            YES             FOR                  FOR

the OJSC Bank VTB in a new wording

PROPOSAL #7.: Approve the annual report of the OJSC          ISSUER            YES             FOR                  FOR

Bank VTB

PROPOSAL #8.: Approve the accounting balance, profit         ISSUER            YES             FOR                  FOR

and losses statement of the OJSC Bank VTB

PROPOSAL #9.: Approve the distribution of profit of          ISSUER            YES             FOR                  FOR

the OJSC Bank VTB by results of 2009

PROPOSAL #10.: Approve the size, terms and an                     ISSUER            YES             FOR                  FOR

outpayment form of dividends by results of 2009

PROPOSAL #11.: Approve the remuneration for the                 ISSUER            YES             FOR                  FOR

Supervisory Board Members of the OJSC Bank VTB on the

 result of their work in 2009

PROPOSAL #12.: Approve the definition of quantitative        ISSUER            YES             FOR                  FOR

 structure of the Supervisory Board of the OJSC Bank

PROPOSAL #13.: Election of Members of the Supervisory        ISSUER            YES         AGAINST           AGAINST

 Board of the OJSC Bank VTB

PROPOSAL #14.: Approve the definition of quantitative        ISSUER            YES             FOR                  FOR

 structure of the Auditing Committee of the OJSC Bank

 VTB

PROPOSAL #15.: Election of Members of an Auditing              ISSUER            YES             FOR                  FOR

Committee of the OJSC Bank VTB

PROPOSAL #16.: Election of the Audit Commission of            ISSUER            YES             FOR                  FOR

the OJSC Bank VTB

PROPOSAL #17.: Approve the transactions in which                ISSUER            YES             FOR                  FOR

conclusion there is an interest can be made in the

future in the course of realization of OJSC Bank VTB

of the usual economic activities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK HANDLOWY W WARSZAWIE SA

  TICKER:                  N/A                 CUSIP:   X05318104

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the EGM of shareholders                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Elect the Chairman of the EGM of                   ISSUER             NO              N/A                  N/A

shareholders

PROPOSAL #3.: Approve to confirm that the EGM of                ISSUER             NO              N/A                  N/A

shareholders has been convened properly and is able

to adopt resolutions

PROPOSAL #4.: Approve the agenda                                            ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Elect the Scrutinizers of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #6.1: Approve the changes to the Supervisory        ISSUER             NO              N/A                  N/A

 Board's composition

PROPOSAL #6.2: Approve the changes to the Company's          ISSUER             NO              N/A                  N/A

Statute

PROPOSAL #6.3: Approve the changes to the regulations        ISSUER             NO              N/A                  N/A

 of the general meeting of shareholders

PROPOSAL #7.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK HANDLOWY W WARSZAWIE SA

  TICKER:                  N/A                 CUSIP:   X05318104

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening the meeting                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appointment of the Chairperson of the OGM      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the statement to the effect that        ISSUER            YES             FOR                  FOR

 the OGM has been duly convened and that it is

capable of adopting resolutions

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appointment of the Scrutiny Committee             ISSUER            YES             FOR                  FOR

PROPOSAL #6.1: Approve the Management Board's report         ISSUER            YES             FOR                  FOR

on Bank Handlowy W Warszawie S.A's activity in the

year 2009 and of Bank Handlowy W Warszawie S.A's

financial statements for the year 2009

PROPOSAL #6.2: Approve the Bank Handlowy W Warszawie         ISSUER            YES             FOR                  FOR

S.A. Supervisory Board's report on its activity for

the period from the date of the Bank's OGM in the

year 2009 until the date of the Bank's OGM in the

year 2010 containing the results of the Supervisory

Board's assessment of the reports on Bank Handlowy W

Warszawie S.A. and its Capital Group activities in

the year 2009 and on the Bank's Management Board's

motion on distribution of the Company's net profit

for the year 2009

PROPOSAL #6.3: Approve the report on the activity of         ISSUER            YES             FOR                  FOR

the Capital Group of the Bank Handlowy W Warszawie

S.A. in the year 2009 and of the consolidated

financial statements of the Capital Group of the Bank

 Handlowy W Warszawie S.A. for the year 2009

PROPOSAL #6.4: Approve the performance of the Bank's         ISSUER            YES             FOR                  FOR

Management Board of their duties in the year 2009

PROPOSAL #6.5: Approve the performance of the Bank's         ISSUER            YES             FOR                  FOR

Supervisory Board of their duties in the year 2009

PROPOSAL #6.6: Approve the distribution of the net            ISSUER            YES             FOR                  FOR

profit for the year 2009

PROPOSAL #6.7: Approve the partial repealing of                 ISSUER            YES             FOR                  FOR

Resolution 8 and amendment of Item III of Resolution

9 of the EGM of Bank Handlowy W Warszawie S.A. of 20

NOV 2009

PROPOSAL #6.8: Approve the changes in the composition        ISSUER            YES             FOR                  FOR

 of the Bank's Supervisory Board

PROPOSAL #7: Closing of the meeting                                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK HAPOALIM B M

  TICKER:                  N/A                 CUSIP:   M1586M115

  MEETING DATE:      1/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and            ISSUER            YES             FOR                  FOR

the Directors' report for the year 2008

PROPOSAL #2.: Re-appoint the Accountant Auditors and         ISSUER            YES             FOR                  FOR

authorize the Board to fix their remuneration

PROPOSAL #3.: Approve the terms of office of Mr. Y.          ISSUER            YES             FOR                  FOR

Sarusi as the Executive Chairman commencing 01 AUG

2009; the main points of which are: monthly salary

NIS 150,000,250,000 Phantom Shares in respect of 2009

 subject to results, bonus equal to 3 months salary

in respect of 2009, annual bonus commencing 2010 at

discretion of the Board

PROPOSAL #4.: Approve the terms of service Ms. I.              ISSUER            YES             FOR                  FOR

Isaacson as the Executive Chairman of Isracard Ltd.

and other subsidiaries of the bank, commencing 01 OCT

 2008; the main points of which are: monthly salary

NIS 85,000, options for the purchase of 0.85% of the

share capital of Isracard with an exercise price of

NIS 3,410 which is 3% in excess of an Independent

valuation of Isracard, annual bonus in respect of the

 net profit of the bank calculated on the net profit

less the base profit in excess of NIS 160 million

divided by 1 million multiplied by 0.2

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK LEUMI LE ISRAEL B M TEL AVIV

  TICKER:                  N/A                 CUSIP:   M16043107

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and            ISSUER            YES         ABSTAIN           AGAINST

Directors report for the year 2009

PROPOSAL #2.: Re-elect the Auditors Somekh Chaikin            ISSUER            YES         ABSTAIN           AGAINST

and Kost Forer Gabbay & Kasierer and authorize the

Audit Committee of the Board of Directors to fix

their remuneration

PROPOSAL #3.1: Election of David Brodet as a Director        ISSUER            YES         ABSTAIN           AGAINST

 nominated by the Shares Committee [a Committee

voting by virtue of the shares owned by the State of

PROPOSAL #3.2: Election of Moshe Dovrat as a                       ISSUER            YES         ABSTAIN           AGAINST

Director, Shares Committee Candidate

PROPOSAL #3.3: Election of Yehuda Drori as a                       ISSUER            YES         ABSTAIN           AGAINST

Director, Shares Committee Candidate

PROPOSAL #3.4: Election of Yoav Nardi as a Director,         ISSUER            YES         ABSTAIN           AGAINST

Shares Committee Candidate

PROPOSAL #3.5: Election of Ehud Shapira as a                       ISSUER            YES         ABSTAIN           AGAINST

Director, Shares Committee Candidate

PROPOSAL #3.6: Re-elect Nurit Segal as a Director               ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.7: Re-elect Yaakov Goldman as a Director         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.8: Re-elect Moshe Vidman as a Director             ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.9: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES         ABSTAIN           AGAINST

 PROPOSAL: election of Karen Or as a Director

PROPOSAL #3.10: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Tova Cagan as a

PROPOSAL #3.11: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Esther Livni as a

PROPOSAL #3.12: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Asher Halperin as a

PROPOSAL #3.13: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Abraham Cohen as a

PROPOSAL #3.14: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Zev Levenberg as a

PROPOSAL #3.15: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Nathan Meir as a

PROPOSAL #3.16: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Joseph Moseson as a

PROPOSAL #3.17: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Tamir Milikvski as

PROPOSAL #3.18: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Shmuel Mansberg as

PROPOSAL #3.19: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Joshua Ne'eman as a

PROPOSAL #3.20: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Amiad Niv as a

PROPOSAL #3.21: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Shlomo Ness as a

PROPOSAL #3.22: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Amos Sapir as a

PROPOSAL #3.23: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Robert Zentler as a

PROPOSAL #3.24: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Eran Kimchi as a

PROPOSAL #3.25: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: election of Israel Tapuchi as a

PROPOSAL #4.: Approve the purchase of D&O Insurance          ISSUER            YES         ABSTAIN           AGAINST

cover in the amount of USD 260 million for a period

of 12 months commenced 01 NOV 2009 in consideration

for a premium of USD 1.7 million

PROPOSAL #5.: Approve the terms of termination of              ISSUER            YES         ABSTAIN           AGAINST

office by the Chairman after 15 years in office

severance payment equal to 15 monthly salaries,

termination bonus equal to 7.5 monthly salaries

PROPOSAL #6.: Approve the payment to the outgoing              ISSUER            YES         ABSTAIN           AGAINST

Chairman of a bonus in the amount of NIS 3,592,931 in

 respect of the 2009 results

PROPOSAL #7.: Approve the duties of officers and the         ISSUER            YES         ABSTAIN           AGAINST

disclosure by them of conflict of interests

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK LEUMI LE-ISRAEL B.M.

  TICKER:                  N/A                 CUSIP:   M16043107

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                 ISSUER            YES             FOR                  FOR

statements and Directors report for the year 2007

PROPOSAL #2.: Re-appoint the Accountant-Auditors and         ISSUER            YES             FOR                  FOR

authorize the Audit Committee to fix their fees

PROPOSAL #3.: Elect Mr. Reuven Adler as an External          ISSUER            YES             FOR                  FOR

Director in place of an External Director whose

period of office by provision of Law is terminating

PROPOSAL #4.A: Re-elect Mr. Tsipporah Gal-Yam as a            ISSUER            YES             FOR                  FOR

Officiating Director, who retires by rotation

PROPOSAL #4.B: Re-elect Prof. Arieh Gans as a                     ISSUER            YES             FOR                  FOR

Officiating Director, who retires by rotation

PROPOSAL #4.C: Re-elect Mr. Doron Cohen, as a                     ISSUER            YES             FOR                  FOR

Officiating Director, who retires by rotation

PROPOSAL #4.D: Re-elect Prof. Ephraim Zadka as a                ISSUER            YES             FOR                  FOR

Officiating Director, who retires by rotation

PROPOSAL #5.: Approve the duties of Officers and the         ISSUER            YES             FOR                  FOR

disclosure by them of conflict of interests

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK MILLENNIUM S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X05407105

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Approve the presentation of the voting          ISSUER            YES             FOR                  FOR

process

PROPOSAL #3: Appointment of the meeting's Chairman             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the statement of the meeting's          ISSUER            YES             FOR                  FOR

legal validity

PROPOSAL #5: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #6: Appointment of the scrutiny commission           ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the bank's financial statement          ISSUER            YES             FOR                  FOR

for 2009, the Management's report on Company's

activity in 2009, the Supervisory Board's report on

examination of the financial statement 2009, motion

on profit for 2009 distribution

PROPOSAL #8: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statement of bank's capital group for 2009

PROPOSAL #9: Approve the duties fulfilling by the              ISSUER            YES             FOR                  FOR

Management and Supervisory Board's Members for 2009

PROPOSAL #10: Adopt the resolution on profit for 2009        ISSUER            YES             FOR                  FOR

 distribution

PROPOSAL #11: Amend the Company's statute text                    ISSUER            YES             FOR                  FOR

PROPOSAL #12: Amend the Company's rules on general            ISSUER            YES             FOR                  FOR

meetings and approve the uniform text of rules on

Company's meetings

PROPOSAL #13: Closure of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK MILLENNIUM SPOLKA AKCYJNA

  TICKER:                  N/A                 CUSIP:   X05407105

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the EGM                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect the Chairman                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the statement of the meeting's         ISSUER            YES             FOR                  FOR

legal validity and its ability to adopt resolutions

PROPOSAL #4.: Elect the Scrutiny Commission                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve to increase the Bank's capital         ISSUER            YES             FOR                  FOR

and the changes on Bank's Statute, proposed record

date for subscription right is 19 JAN 2010

PROPOSAL #6.: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF AYUDHYA PUBLIC CO LTD BAY

  TICKER:                  N/A                 CUSIP:   Y0644Q115

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the AGM of shareholder No.97 held        ISSUER            YES             FOR                  FOR

 on 09 APR 2009

PROPOSAL #2.: Approve the Bank to execute business            ISSUER            YES             FOR                  FOR

purchase and/or shares acquisition and/or shares

holding of Krungsriayudhya Card., Ltd, Tesco Card

Services Co., Ltd. GE Capital (Thailand) Limited,

Total Services Solutions Plc, General Card Services

Company Ltd, Tesco Li

PROPOSAL #3.: Approve the Bank to execute the                     ISSUER            YES             FOR                  FOR

purchase or accept the business transfer of CFG

Services Company Ltd, by acquiring its shares

PROPOSAL #4.: Approve the Bank to accept the entire          ISSUER            YES             FOR                  FOR

business transfer of Ayudhya card services Company Ltd

PROPOSAL #5.: Other matters (if any)                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF AYUDHYA PUBLIC CO LTD BAY

  TICKER:                  N/A                 CUSIP:   Y0644Q115

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the minutes of the EGM of                       ISSUER            YES             FOR                  FOR

shareholders number 2/2009 held on 27 AUG 2009

PROPOSAL #2: Approve to acknowledge the Board of                ISSUER            YES             FOR                  FOR

Directors annual report

PROPOSAL #3: Approve to acknowledge the payment of            ISSUER            YES             FOR                  FOR

interim dividend for the first half-year ended 30 JUN

 2009

PROPOSAL #4: Approve to acknowledge the sale and                ISSUER            YES             FOR                  FOR

purchase of shares to adjust the shareholding

percentage in Ayudhya Fund Management Co Ltd and

Prima Vest Asset Management Co Ltd

PROPOSAL #5: Approve the bank's balance sheets and            ISSUER            YES             FOR                  FOR

profit and loss statements for the FYE 31 DEC 2009

PROPOSAL #6: Approve the performance allocation for          ISSUER            YES             FOR                  FOR

the period ended 31 DEC 2009 and dividend payment

PROPOSAL #7.1.1: Election of Mr. Virojn                               ISSUER            YES             FOR                  FOR

Srethapramotaya as a non-executive Director to

replace the retired by rotation Directors

PROPOSAL #7.1.2: Election of Mr. Pongpinit Tejagupta         ISSUER            YES             FOR                  FOR

as a Non-Executive Director to replace the retired by

 rotation Directors

PROPOSAL #7.1.3: Election of Mr. Des O Shea as a Non-        ISSUER            YES             FOR                  FOR

Executive Director to replace the retired by rotation

 Directors

PROPOSAL #7.1.4: Election of Miss. Potjanee                        ISSUER            YES             FOR                  FOR

Thanavaranit as a Independent Director to replace the

 retired by rotation Directors

PROPOSAL #7.2: Approve to increase the number of                ISSUER            YES             FOR                  FOR

Director and Election of Miss Nopporn Tirawattanagool

 as a additional non-executive Director

PROPOSAL #8: Approve the Directors remuneration                  ISSUER            YES             FOR                  FOR

PROPOSAL #9: Appoint the Auditors and approve the              ISSUER            YES             FOR                  FOR

audit fees

PROPOSAL #10: Amend the Article 1, Article 4, Article        ISSUER            YES             FOR                  FOR

 9, Article 9. BIS, Article 22, Article 36, Article

42, and Article 53 BIS of the bank's Articles of

Association

PROPOSAL #11: Other business [if any]                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF CHINA LTD, BEIJING

  TICKER:                  N/A                 CUSIP:   Y0698A107

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board and/or a Board              ISSUER            YES         AGAINST           AGAINST

Committee, during the Relevant Period  as hereafter

defined , an unconditional general mandate to

separately or concurrently allot, issue and/or deal

with A Shares and/or H Shares, and to make or grant

offers, agreements, options or conversion rights in

respect thereof: such mandate shall not extend beyond

 the Relevant Period save that the Board may during

the Relevant Period make or grant offers, agreements,

 options or conversion rights which might require the

 exercise of such powers after the end of the

Relevant Period; the aggregate CONTD.

PROPOSAL #S.2.1: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: Type of securities to be issued

PROPOSAL #S.2.2: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: issue size

PROPOSAL #S.2.3: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: par value and issue price

PROPOSAL #S.2.4: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: term

PROPOSAL #S.2.5: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: interest rate

PROPOSAL #S.2.6: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: method and timing of interest payment

PROPOSAL #S.2.7: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: conversion period

PROPOSAL #S.2.8: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: CB Conversion Price and adjustment

PROPOSAL #S.2.9: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: Downward adjustment to CB Conversion

PROPOSAL #S2.10: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: Conversion method of fractional share

PROPOSAL #S2.11: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: Terms of redemption

PROPOSAL #S2.12: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: Redemption at the option of the CB

PROPOSAL #S2.13: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: Dividend rights of the year of conversion

PROPOSAL #S2.14: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: Method of issuance and target subscribers

PROPOSAL #S2.15: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: Subscription arrangement for the

existing A Shareholders

PROPOSAL #S2.16: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: CB Holders and meetings

PROPOSAL #S2.17: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: Use of proceeds from the issuance of the

 Convertible Bonds

PROPOSAL #S2.18: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: Special provisions in relation to

supplementary capital

PROPOSAL #S2.19: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: Guarantee and security

PROPOSAL #S2.20: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: the validity period of the resolution of

 the issuance of the Convertible Bonds

PROPOSAL #S2.21: Approve that each of the following          ISSUER            YES             FOR                  FOR

items in respect of the proposed issuance of the A

share convertible corporate bonds  Convertible Bonds

 within the PRC by the Bank, and shall be implemented

 subsequent to the granting of the approval from the

relevant governmental authorities in the PRC upon

application: matters relating to authorization in

connection with the issuance of the Convertible Bonds

PROPOSAL #3: Approve the Capital Management Plan               ISSUER            YES             FOR                  FOR

2010 to 2012

PROPOSAL #4: Approve the Feasibility Analysis Report         ISSUER            YES             FOR                  FOR

on Use of Proceeds of the Public Issuance of A Share

Convertible Corporate Bonds by the Bank

PROPOSAL #5: Approve the Utilization Report on the            ISSUER            YES             FOR                  FOR

Bank's Use of Proceeds from the Previous Issuance of

Securities by the Bank

PROPOSAL #6: Elect Mr. Li Jun as a Supervisor of the         ISSUER            YES             FOR                  FOR

Bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF THE PHILIPPINE ISLANDS

  TICKER:                  N/A                 CUSIP:   Y0967S169

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the calling of meeting to order        ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the certification of notice               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the determination and                        ISSUER            YES             FOR                  FOR

declaration of quorum

PROPOSAL #4.: Approve the minutes of the annual                 ISSUER            YES             FOR                  FOR

meeting of the Stockholders on 31 MAR 2009

PROPOSAL #5.: Receive the annual report and approve          ISSUER            YES             FOR                  FOR

the bank's statement of condition as of 31 DEC 2009

incorporated in the annual report

PROPOSAL #6.: Approve the confirmation of all acts            ISSUER            YES             FOR                  FOR

during the past year of the Board of Directors,

Executive Committee and all other Board and

Management Committees and Officers of BPI

PROPOSAL #7.1: Election of Jaime Augusto Zobel De              ISSUER            YES             FOR                  FOR

Ayala II as the Board of Director

PROPOSAL #7.2: Election of Aurelio R. Montinola III          ISSUER            YES             FOR                  FOR

as the Board of Director

PROPOSAL #7.3: Election of Fernando Zobel De Ayala as        ISSUER            YES             FOR                  FOR

 the Board of Director

PROPOSAL #7.4: Election of Gerardo C. Ablaza, Jr. as         ISSUER            YES             FOR                  FOR

the Board of Director

PROPOSAL #7.5: Election of Romeo L. Bernardo as a              ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7.6: Election of Chng Sok Hui as a                       ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7.7: Election of Cezar P. Consing as a                ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7.8: Election of Octavio V. Espiritu as a          ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7.9: Election of Rebecca G. Fernando as the        ISSUER            YES         AGAINST           AGAINST

 Board of Director

PROPOSAL #7.10: Election of Xavier P. Loinaz as a              ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7.11: Election of Ma Yuen Lin Annie as the         ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #7.12: Election of Mercedita S. Nolledo as          ISSUER            YES             FOR                  FOR

the Board of Director

PROPOSAL #7.13: Election of Artemio V. Panganiban as         ISSUER            YES             FOR                  FOR

a Independent Director

PROPOSAL #7.14: Election of Oscar S. Reyes as the              ISSUER            YES         AGAINST           AGAINST

Board of Director

PROPOSAL #7.15: Election of Wong Ann Chai as the                ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #8: Election of the External Auditors and            ISSUER            YES             FOR                  FOR

fixing their remuneration

PROPOSAL #9: Declare the stock dividend                                ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #10: Approve the Director's bonus                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #11: Other matters                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK POLSKA KASA OPIEKI -GRUPA PEKAO S.A., WARSZAW

  TICKER:                  N/A                 CUSIP:   X0641X106

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Election of the Chairman                                    ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3: Approve the concluding correctness of            ISSUER            YES         ABSTAIN           AGAINST

convening the OGM and its capacity to adopt binding

resolutions

PROPOSAL #4: Election of the voting Commission                    ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #5: Adopt the agenda                                                  ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #6: Approve the Management Board's report on        ISSUER            YES         ABSTAIN           AGAINST

 the activity of the Bank in 2009

PROPOSAL #7: Approve the financial statements of the         ISSUER            YES         ABSTAIN           AGAINST

Bank for 2009

PROPOSAL #8: Approve the Management Board's report on        ISSUER            YES         ABSTAIN           AGAINST

 the activity of the Bank's capital Group in 2009

PROPOSAL #9: Approve the consolidated financial                 ISSUER            YES         ABSTAIN           AGAINST

statements of the Bank's capital Group for 2009

PROPOSAL #10: Approve the motion of the Management            ISSUER            YES         ABSTAIN           AGAINST

Board on distribution of the Bank's net profit for

PROPOSAL #11: Approve the report of the Bank's                   ISSUER            YES         ABSTAIN           AGAINST

Supervisory Board on its activity in 2009 and the

results of review of the reports on the activity of

the Bank and of the Bank's capital Group in 2009,

financial statements of the Bank and of the Bank's

capital Group for 2009 as well as the motion of the

Management Board on distribution of the Bank's net

profit for 2009

PROPOSAL #12.1: Approve the Management Board's report        ISSUER            YES         ABSTAIN           AGAINST

 on the activity of the Bank in 2009

PROPOSAL #12.2: Approve the financial statements of          ISSUER            YES         ABSTAIN           AGAINST

the Bank for 2009

PROPOSAL #12.3: Approve the Management Board's report        ISSUER            YES         ABSTAIN           AGAINST

 on the activity of the Bank's capital Group in 2009

PROPOSAL #12.4: Approve the consolidated financial            ISSUER            YES         ABSTAIN           AGAINST

statements of the Bank's capital Group for 2009

PROPOSAL #12.5: Approve the distribution of the                 ISSUER            YES         ABSTAIN           AGAINST

Bank's net profit for 2009

PROPOSAL #12.6: Approve the report of the Bank's                ISSUER            YES         ABSTAIN           AGAINST

Supervisory Board on its activity in 2009

PROPOSAL #12.7: Approve the performance of duties by         ISSUER            YES         ABSTAIN           AGAINST

Members of the Supervisory Board in 2009

PROPOSAL #12.8: Approve the performance of duties by         ISSUER            YES         ABSTAIN           AGAINST

Members of the Management Board in 2009

PROPOSAL #13: Approve the motion regarding the                   ISSUER            YES         ABSTAIN           AGAINST

changes in the composition of the Supervisory Board

of Bank and adoption of the resolutions on changes in

 the composition of the Supervisory board of Bank

PROPOSAL #14: Approve the motion regarding the                   ISSUER            YES         ABSTAIN           AGAINST

changes of remuneration of the members of Supervisory

 Board and adoption of the resolution on changes of

remuneration of the members of Supervisory Board

PROPOSAL #15: Approve the motion and adopt the                   ISSUER            YES         ABSTAIN           AGAINST

resolution on selection of Auditor of the Bank

PROPOSAL #16: Approve the motion and adopt the                   ISSUER            YES         ABSTAIN           AGAINST

resolution on the amendments to the Statute of the

PROPOSAL #17: Authorizate the Supervisory Board to            ISSUER            YES         ABSTAIN           AGAINST

determine the uniform text of the Statute of the bank

PROPOSAL #18: Closing                                                                ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK ZACHODNI WBK SA

  TICKER:                  N/A                 CUSIP:   X0646L107

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Election of the Chairman of the general         ISSUER            YES         ABSTAIN           AGAINST

meeting

PROPOSAL #3: Approve to establishing whether the                ISSUER            YES         ABSTAIN           AGAINST

general meeting of shareholders has been duly

convened and has the capacity to adopt resolutions

PROPOSAL #4: Adopt the agenda for the meeting                      ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #5: Approve the Management Board's report on        ISSUER            YES         ABSTAIN           AGAINST

 the Bank's activities and the Bank's financial

statements for 2009

PROPOSAL #6: Approve the Management Board's report on        ISSUER            YES         ABSTAIN           AGAINST

 the BZ WBK Group activities and the consolidated

financial statements of the BZ WBK Group for 2009

PROPOSAL #7: Adopt the resolutions on profit                       ISSUER            YES         ABSTAIN           AGAINST

distribution, the dividend date and dividend payment

date

PROPOSAL #8: Grant discharge to the Members of the            ISSUER            YES         ABSTAIN           AGAINST

Management Board

PROPOSAL #9: Approve the Supervisory Board's report          ISSUER            YES         ABSTAIN           AGAINST

on its activities in 2009 and the Supervisory Board's

 report on the assessment of the financial statements

 of the Bank and the BZ WBK Group as well as the

reports on the Bank's and the BZ WBK Group's

PROPOSAL #10: Grant discharge to the Members of the          ISSUER            YES         ABSTAIN           AGAINST

Supervisory Board

PROPOSAL #11: Approve the changing the composition of        ISSUER            YES         ABSTAIN           AGAINST

 the Supervisory Board

PROPOSAL #12: Approve the changing the Statutes of            ISSUER            YES         ABSTAIN           AGAINST

Bank Zachodni WBK S.A.

PROPOSAL #13: Adopt the full text of the Statutes of         ISSUER            YES         ABSTAIN           AGAINST

Bank Zachodni WBK S.A.

PROPOSAL #14: Approve the changing the terms of                 ISSUER            YES         ABSTAIN           AGAINST

reference of the general meeting of shareholders of

Bank Zachodni WBK S.A.

PROPOSAL #15: Closing the general meeting of                       ISSUER            YES         ABSTAIN           AGAINST

shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANPU PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y0697Z111

  MEETING DATE:      4/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Acknowledge the minutes of the AGM for          ISSUER            YES             FOR                  FOR

the year 2009

PROPOSAL #2: Acknowledge the performance of the                 ISSUER            YES             FOR                  FOR

Company for the year 2009 and adopt the Directors'

report for the performance of the Company for the YE

on 31 DEC 2009

PROPOSAL #3: Approve the balance sheet and the                  ISSUER            YES             FOR                  FOR

profit and loss statements for the YE on 31 DEC 2009

PROPOSAL #4: Approve the distribution of annual                 ISSUER            YES             FOR                  FOR

profits

PROPOSAL #5.a: Approve the appointments of Directors         ISSUER            YES             FOR                  FOR

in place of those retiring by rotation

PROPOSAL #5.b: Approve the Directors' remunerations           ISSUER            YES             FOR                  FOR

PROPOSAL #6: Appointment of the Company's Auditor and        ISSUER            YES             FOR                  FOR

 approve to fix his/her remuneration

PROPOSAL #7: Other businesses                                                  ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BBMG CORP

  TICKER:                  N/A                 CUSIP:   Y076A3105

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the proposed amendments to the        ISSUER            YES             FOR                  FOR

 Articles of Association of the Company  the Articles

 of Association  as set out in the circular of the

Company dated 11 FEB 2010, and authorize the Board of

 Directors of the Company to deal with, on behalf of

the Company, the relevant filing and amendments

(where necessary) procedures and other related issues

 arising from the amendments to the Articles of

PROPOSAL #S.2: Approve the entering into the proposed        ISSUER            YES             FOR                  FOR

 arrangement  the Arrangement  pursuant to which

certain debentures  the Debentures  will be issued

pursuant to a real estate asset trust  the REAT  to

be established in the PRC in accordance with terms

and conditions as set out in the circular of the

Company dated 11 FEB 2010, and authorize the Board of

 Directors of the Company to deal with, on behalf of

the Company, all matters relating to the Arrangement,

 including but not limited to the following: (i)

implement a specific plan for the Arrangement

according to market conditions, including but not

limited to the scope of the investment properties of

the Company to be entrusted for establishing the

REAT, timing of issue, issue size, issue price,

maturity, whether to issue in tranches and CONTD

PROPOSAL #3: Approve, conditional upon passing of              ISSUER            YES             FOR                  FOR

Resolution 1 as set out in the notice dated 11 FEB

2010 of this meeting, the proposed amendments to the

rules of procedure of the general meeting adopted by

the shareholders of the Company the Rules of

Procedure  as set out in the circular of the Company

dated 11 FEB 2010, and authorize the Board of

Directors of the Company to deal with, on behalf of

the Company, the relevant filing and amendments

where necessary) procedures and other related issues

arising from the amendments to the Rules of Procedure

PROPOSAL #4: Approve, conditional upon passing of              ISSUER            YES             FOR                  FOR

Resolution 1 as set out in the notice dated 11 FEB

2010 of this meeting, that the Company may send or

supply corporate communications  as defined in the

Rules Governing the Listing of Securities on The

Stock Exchange of Hong Kong Limited  to the holders

of H shares of the Company  in relation to whom the

conditions set below are met by making such Corporate

 communications available on the Company's own

website  http://www. bbmg.com.cn/ , and authorize the

 Directors of the Company to sign all such documents

and/or do all such things which the Directors of the

Company may consider necessary or expedient and in

the interest of the shareholders of the Company and

the Company for the purpose of effecting or otherwise

 in connection with the Company's proposed CONTD

PROPOSAL #5: Appoint Mr. Deng Guangjun as an                       ISSUER            YES             FOR                  FOR

Executive Director of the Company for a term

PROPOSAL #6: Approve and ratify: (a) the terms of              ISSUER            YES             FOR                  FOR

each of the equity transfer agreements all dated 07

JAN 201 0  the Acquisition Agreements  entered into

between the Company as purchaser and BBMG Group

Company Limited or Beijing Dacheng Property

Development Co., Ltd. as vendor  as the case may be ,

 as supplemented by the supplemental equity transfer

agreement dated 02 FEB 2010 between the three parties

  the Supplemental Agreement , in relation to each of

 the acquisitions as set out in the circular of the

Company dated 11 FEB 2010 and all other incidental

PROPOSAL #7: Approve the service purchase framework          ISSUER            YES             FOR                  FOR

agreement dated 08 JUL 2009, as amended and

supplemented from time to time, entered into between

the Company and BBMG Group Company Limited, the

continuing connected transactions contemplated

thereunder and the revised annual caps for such

transactions for the 2 years ending 03 DEC 2011

PROPOSAL #8: Approve the goods sales framework                   ISSUER            YES             FOR                  FOR

agreement dated 08 JUL 2009, as amended and

supplemented from time to time, entered into between

the Company and BBMG Group Company Limited, the

continuing connected transactions contemplated

thereunder and the revised annual caps for such

transactions for the 2 years ending 03 DEC 2011

PROPOSAL #9: Approve the goods purchase framework              ISSUER            YES             FOR                  FOR

agreement dated 08 JUL 2009, as amended and

supplemented from time to time, entered into between

the Company and BBMG Group Company Limited, the

continuing connected transactions contemplated

thereunder and the revised annual caps for such

transactions for the 2 years ending 03 DEC 2011

PROPOSAL #10: Approve the mutual supply of goods and         ISSUER            YES             FOR                  FOR

service framework agreement dated 17 JAN 2010 entered

 into between the Company and Tianjin Building

Materials Holdings  Co., Ltd., the continuing

connected transactions contemplated thereunder and

the proposed annual caps for such transactions for

the two years ending 31 DEC 2011

PROPOSAL #11: Approve and ratify the goods purchase          ISSUER            YES             FOR                  FOR

framework agreement dated 08 JUL 2009, as amended and

 supplemented from time to time, entered into between

 the Company and BBMG Group Company Limited and goods

 purchase framework agreement dated 08 JUL 2009, as

amended and supplemented from time to time, entered

into between the Company and Beijing Tongda

Refractory Technology Corporation, the continuing

connected transactions contemplated thereunder and

the revised annual cap being the annual maximum total

 amount of the transactions contemplated thereunder

for the YE 31 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BBMG CORP

  TICKER:                  N/A                 CUSIP:   Y076A3105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, i) subject to paragraph 1(A)(iii) and in

accordance with the relevant requirements of the

Rules Governing the Listing of Securities on The

Stock Exchange of Hong Kong Limited  the Listing

Rules , the Articles of Association of the Company

and the applicable laws and regulations of the

People's Republic of China  the PRC , to allot, issue

 and deal with, either separately or concurrently,

additional Unlisted Shares and H Shares of the

Company and to make or grant offers, agreements,

options and rights of exchange or conversion of

shares which might require the exercise of such

powers be hereby generally and unconditionally

approved; ii) the approval of the exercise of the

powers referred to in paragraph 1(A)(i) shall

authorize the Board during the Relevant Period to

PROPOSAL #CONT: ..CONT agreements, options and                   ISSUER             NO              N/A                  N/A

Articles of Association of the Company and the

applicable PRC laws and regulations; and iv) for the

purposes of this resolution: H Shares means overseas

listed foreign shares in the ordinary share capital

of the Company, with a nominal value of RMB1.00 each,

 listed on the Main Board of The Stock Exchange of

Hong Kong Limited; Unlisted Shares means Domestic

Shares and Unlisted Foreign Shares, where: a)

Domestic Shares are ordinary share(s) with a nominal

value of RMB1.00 each in the share capital of the

Company which are subscribed for or credited as fully

 paid up in Renminbi by PRC citizens and/or PRC

incorporated entities; and b) Unlisted Foreign Shares

 are ordinary share(s) with a nominal value of

RMB1.00 each in the share capital of the Company

which are subscribed for or credited as fully paid

PROPOSAL #CONT: ..CONT up in foreign currency rights         ISSUER             NO              N/A                  N/A

of exchange or conversion of shares which might

require the exercise of such powers after the end of

the Relevant Period; iii) each of the aggregate

number of Unlisted Shares and H Shares allotted,

issued and dealt with or agreed conditionally or

unconditionally to be allotted, issued and dealt with

  whether pursuant to an option or otherwise  by the

Board pursuant to the approval granted in paragraph

1(A)(i) shall not exceed 20% of each of the aggregate

 number of Unlisted Shares and H Shares of the

Company, respectively, in issue at the date of

passing this resolution, otherwise than pursuant to

a) a Rights Issue; or b) any scrip dividend or

similar arrangement providing for allotment of shares

 in lieu of the whole or part of a dividend on shares

 of the Company, in accordance with the relevant

PROPOSAL #CONT: ..CONT requirements of the Listing            ISSUER             NO              N/A                  N/A

Rules, the by non-PRC nationals and/or non-PRC

incorporated entities. Authority expires the earlier

of the conclusion of the next AGM of the Company or

the expiration of the period within which the next

AGM is to be held by law  B) The Board be authorized

to make corresponding amendments to the Articles of

Association of the Company as it thinks fit so as to

reflect the new capital structure upon the allotment

or issue of shares as provided in paragraph 1(A)(i)

of this resolution The Board may only exercise their

authority as mentioned above in compliance with the

relevant PRC laws and regulations, the Listing Rules,

 and with all necessary approvals from the relevant

government authorities

PROPOSAL #S.2: Approve the proposed issue of the                ISSUER            YES             FOR                  FOR

medium-term notes  the Medium-term Notes in the PRC:

as specified B) a committee comprising any two

executive directors of the Company be and is hereby

authorized generally and unconditionally to handle

all matters relating to the proposed issue of the

Medium-term Notes, including but not limited to the

following: i) determine the details of the issue of

the Medium-term Notes and to formulate and implement

specific plan for the issue of the Medium-term Notes,

 including but not limited to the issue size of not

more than RMB3.4 billion, the issue of the Medium-

term Notes in tranche(s), the amount and period of

each tranche, the maturity and method of repayment of

 the principal amounts and interest, the interest

rates of the Mediumterm Notes or the determination

mechanism thereof, the provision CONT..

PROPOSAL #CONT: ..CONT of guarantees, the specific            ISSUER             NO              N/A                  N/A

arrangements and the use of proceeds based on the

actual situation in accordance with the use of

proceeds described above and the selection of

qualified professional institutions to participate in

 the issue of the Medium-term Notes; ii) enter into

all negotiations in relation to the issue of the

Medium-term Notes, sign and execute all relevant

agreements and other documents for and on behalf of

the Company and comply with the relevant information

disclosure procedures pursuant to the requirements of

 regulatory bodies and the Listing Rules  if

necessary ; iii) apply for approvals to the relevant

regulatory authorities in respect of the issue of the

 Medium-term Notes and make appropriate adjustments

to the specific plan for the issue and terms of the

Medium-term Notes in accordance with the..CONT

PROPOSAL #CONT: ..CONT feedback  if any  from the              ISSUER             NO              N/A                  N/A

relevant regulatory authorities; and iv) take all

such actions as necessary and in the interest of the

Company and to determine and make arrangements for

all specific matters relating to the issue of the

Medium term Note; The authority granted to a

committee comprising any two executive directors of

the Company to deal with the above matters will

remain effective for 24 months commencing from the

date on which the resolution is considered and

PROPOSAL #S.3: Approve the proposed amendments to the        ISSUER            YES             FOR                  FOR

 Articles of Association of the Company as set out in

 the circular of the Company dated 30 APR 2010, and

to authorize the Board to deal with on behalf of the

Company the relevant filing and amendments  where

necessary  procedures and other related issues

arising from the amendments to the Articles of

Association of the Company

PROPOSAL #4: Approve the report of the Board for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #5: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Board of the Company for the YE 31 DEC 2009

PROPOSAL #6: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Auditors' report of the Company for the YE

31 DEC 2009

PROPOSAL #7: Approve the profit distribution proposal        ISSUER            YES             FOR                  FOR

 of the Company, namely, the proposal for

distribution of a final dividend of RMB0.07 per share

  before tax  in an aggregate amount of approximately

 RMB 271.1 million for the YE 31 DEC 2009, and

authorize the Board to implement the aforesaid

PROPOSAL #8: Re-appointment of Ernest & Young and              ISSUER            YES             FOR                  FOR

Beijing Xinghua Certified Public Accountants Company

Limited, as the International and Domestic Auditors

of the Company for the year 2010, respectively, and

authorize the Audit Committee of the Board,

comprising Messrs. Zhang Chengfu, Hu Zhanguang, Xu

Yongmo, Zhou Yuxian and Yip Wai Ming, all being

Directors of the Company, to determine their

PROPOSAL #9: Authorize the remuneration and                        ISSUER            YES             FOR                  FOR

nomination Committee of the Board, comprising Messrs.

 Jiang Weiping, Shi Xijun, Hu Zhaoguang, Zhang

Chengfu and Xu Yongmo, all being Directors of the

Company, to determine the remuneration of all

Executive Directors of the second session of the Board

PROPOSAL #10: Appointment of Mr. Ma Weixin as the              ISSUER            YES             FOR                  FOR

Supervisor of the Company without receiving any

remuneration but an annual subsidy of RMB 50,000

before tax from the Company, and authorize any

Executive Director of the Company to sign a service

contract with Mr. Ma Weixin for and on behalf of the

Company

PROPOSAL #11: Approve conditional upon passing of              ISSUER            YES             FOR                  FOR

Resolution No.3 as set out in the notice dated 30 APR

 2010 of the AGM, amend to the rules of procedure of

the Board meeting adopted by the shareholders of the

Company  the Rules of Procedure as set out in the

circular of the Company dated 30 APR 2010, and

authorize the Board to deal with on behalf of the

Company the relevant filing and amendments  where

necessary  procedures and other related issues

arising from the amendment to the Rules of Procedure

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BCO NOSSA CAIXA SA

  TICKER:                  N/A                 CUSIP:   ADPV07972

  MEETING DATE:      7/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Elect an alternate Member for Mr. Paulo        ISSUER            YES         AGAINST           AGAINST

 Rodrigues Vieira and an alternate Member to replace

Mr. Wander Bruzzi De Morais to the Finance Committee

in accordance with the terms that are stated in

Article 27, of the Corporate Bylaws of the

Institution, approved at annual and extraordinary

general meetings held on 30 APR 2009, as well as a

full Member and a respective alternate, to represent

the minority shareholders, in accordance with the

terms that are stated in Article 240, of Law Number

6404/1976

PROPOSAL #B.: Elect the Members to the Board of                 ISSUER            YES         AGAINST           AGAINST

Directors to replace Messrs. Ricardo Antonio De

Oliveira and Ricardo Reisen De Pinho, representative

of the minority shareholders, in accordance with the

terms that are stated in the third paragraph of

Article 11 of the Corporate Bylaws, approved at

annual and extraordinary general meetings held on 30

APR 2009, as well as an Independent Member of the

Board of Directors in accordance with the terms that

are stated in paragraph 4th of Article 11 of the

Corporate Bylaws of the institution approved at

annual and extraordinary general meetings held on 30

PROPOSAL #C.: Elect Mr. Demian Fiocca as a Member of         ISSUER            YES             FOR                  FOR

the Board of Directors, in accordance with the terms

that are provided for in paragraph 1st of Article 11

of the Corporate Bylaws approved at annual and

extraordinary general meetings held on 30 APR 2009

PROPOSAL #D.: Approve to decide regarding the option         ISSUER            YES             FOR                  FOR

of adopting the Unified Audit Committee of the

Conglomerate Banco Do Brasil S.A., in accordance with

 the terms that are provided for in Article 33 of the

 Corporate Bylaws of the Institution, approved at

annual and extraordinary general meetings held on 30

APR 2009

PROPOSAL #E.: Approve to decide regarding the                     ISSUER            YES             FOR                  FOR

exclusion of paragraph 2nd of Article 57 from the

Corporate Bylaws of the Institution, approved at

annual and extraordinary general meetings held on 30

APR 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEC WORLD PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y0769B133

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the minutes of the annual                   ISSUER            YES             FOR                  FOR

general shareholder meeting for year 2009

PROPOSAL #2: Acknowledge the Board of Directors report      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the balance sheet and income              ISSUER            YES             FOR                  FOR

statements for the FY as of 31 DEC 2009

PROPOSAL #4: Approve the profit allocation and                   ISSUER            YES             FOR                  FOR

dividend payment for year 200

PROPOSAL #5.1: Election of Mr. Arun Ngamdee as a                ISSUER            YES             FOR                  FOR

Director, replacement who retire by

PROPOSAL #5.2: Election of Mr. Pratharn Rangsimaporn         ISSUER            YES             FOR                  FOR

as a Director, replacement who retire

PROPOSAL #5.3: Election of Mr. Manit Boonprakob as a         ISSUER            YES             FOR                  FOR

Director, replacement who retire by

PROPOSAL #5.4: Election of Mr. Matthew Kichodhan as a        ISSUER            YES             FOR                  FOR

 Director, replacement who retire by

PROPOSAL #6.1: Appointment of Mr. Chansak Fuangfu as         ISSUER            YES             FOR                  FOR

an Independent Director

PROPOSAL #6.2: Appointment of Mr. Somchai Boonnamsiri        ISSUER            YES             FOR                  FOR

 as an Independent Director

PROPOSAL #7: Approve the Directors remuneration for          ISSUER            YES             FOR                  FOR

the year 2010

PROPOSAL #8: Appointment of the Auditor and auditing         ISSUER            YES             FOR                  FOR

fee for the year 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD

  TICKER:                  N/A                 CUSIP:   Y07717104

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company (the Board) for the YE 31

DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the audited Financial Statements        ISSUER            YES             FOR                  FOR

 and the Independent Auditor's Report for the YE 31

DEC 2009

PROPOSAL #4: Approve the profit appropriation                     ISSUER            YES             FOR                  FOR

proposal for the YE 31 DEC 2009

PROPOSAL #5: Appointment of Mr. Zhang Guanghui as the        ISSUER            YES             FOR                  FOR

 Executive Director of the Company, and the granting

of the authorisation to the Board to determine his

remuneration. His term will commence from the

conclusion of this meeting until the expiration of

the term of the fourth session of the Board, i.e.,

the date of the annual general meeting of the Company

 to be held in 2011

PROPOSAL #6: Authorize the Board to arrange for                 ISSUER            YES             FOR                  FOR

service contract and/or appointment letter to be

issued by the Company to Mr. Zhang Guanghui, upon

such terms and conditions as the Board shall think

fit, and to do all such acts and things to effect

PROPOSAL #7: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 Zhong Tian CPAs Limited Company and

PricewaterhouseCoopers, as the Company's PRC and

international auditors, respectively, for the year

ended 31 December 2010 and the granting of the

authorisation to the Board to determine their

remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEIJING ENTERPRISES HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y07702122

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and reports of the Directors and

 of the Auditors for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Mr. Wang Dong as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Re-elect Mr. Lei Zhengang as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Re-elect Mr. Jiang Xinhao as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Re-elect Mr. Tam Chun Fai as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Re-elect Mr. Wu Jiesi as a Director.           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Re-elect Mr. Lam Hoi Ham as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix Directors' remuneration

PROPOSAL #4: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors and to authorize the Board of Directors to

fix their remuneration

PROPOSAL #5: Authorize the Directors to purchase                ISSUER            YES             FOR                  FOR

shares not exceeding 10% of the existing issued share

 capital of the Company on the date of this resolution

PROPOSAL #6: Authorize the Directors to issue, allot         ISSUER            YES             FOR                  FOR

and deal with additional shares not exceeding 20% of

the existing issued share capital of the Company on

the date of this resolution

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to issue shares in the

capital of the Company by the number of shares

repurchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BELLE INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G09702104

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the audited                     ISSUER            YES             FOR                  FOR

consolidated financial statements and reports of the

directors and auditor of the Company for the YE 31

DEC 2009

PROPOSAL #2: Approve to declare a final dividend for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #3: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Company's Auditor and authorize the Board of

Directors of the Company to fix the Auditor's

PROPOSAL #4.a.i: Re-elect Mr. Tang Yiu as an                       ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #4.aii: Re-elect Mr. Gao Yu as a Non-                    ISSUER            YES             FOR                  FOR

executive Director of the Company

PROPOSAL #4aiii: Re-elect Mr. Ho Kwok Wah, George as         ISSUER            YES             FOR                  FOR

an Independent Non-executive Director of the Company

PROPOSAL #4.b: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #5: Grant a general mandate to the Directors        ISSUER            YES             FOR                  FOR

 of the Company to allot, issue and deal with new

shares not exceeding 10% of the issued share capital

of the Company as at the date of passing this

resolution

PROPOSAL #6: Grant a general mandate to the Directors        ISSUER            YES             FOR                  FOR

 of the Company to repurchase shares not exceeding

10% of the issued share capital of the Company as at

the date of passing this resolution

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot, issue and deal with additional shares in

the share capital of the Company by an amount not

exceeding the amount of the shares repurchased by the

 Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BERJAYA SPORTS TOTO BHD

  TICKER:                  N/A                 CUSIP:   Y0849N107

  MEETING DATE:      10/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements of the Company for the YE 30 APR 2009 and

 the Directors' and the Auditors' reports thereon

PROPOSAL #2.: Approve the payment of the Directors'          ISSUER            YES             FOR                  FOR

fees amounting to MYR 135,000 for the YE 30 APR 2009

PROPOSAL #3.: Re-elect Freddie Pang Hock Cheng as a          ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 98[A] of

the Company's Articles of Association

PROPOSAL #4.: Re-elect Mohamed Saleh Bin Gomu as a            ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 98[A] of

the Company's Articles of Association

PROPOSAL #5.: Re-elect Tan Sri Dato' Tan Chee Sing as        ISSUER            YES             FOR                  FOR

 a Director, who retires pursuant to Article 98[E] of

 the Company's Articles of Association

PROPOSAL #6.: Re-appoint Tan Sri Dato' Thong Yaw Hong        ISSUER            YES             FOR                  FOR

 as a Director of the Company and to hold office

until the conclusion of the next AGM of the Company

pursuant to Section 129[6] of the Companies Act, 1965

PROPOSAL #7.: Re-appoint Messrs Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors and authorise the Directors to fix their

remuneration

PROPOSAL #8.: Authorize the Directors, subject always        ISSUER            YES             FOR                  FOR

 to the Companies Act, 1965, the Articles of

Association of the Company and the approvals of the

relevant governmental/regulatory authorities,

pursuant to Section 132D of the Companies Act, 1965,

to issue and allot shares in the Company from time to

 time and upon such terms and conditions and for such

 purposes as the Directors may deem fit provided that

 the aggregate number of shares issued pursuant to

this resolution does not exceed 10% of the issued

share capital of the Company for the time being;

[Authority expires at the conclusion of the next AGM

of the Company]

PROPOSAL #9.: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

provisions of the Bursa Malaysia Securities Berhad

Main Market Listing Requirements, and its

subsidiaries, to enter into recurrent related party

transactions of a revenue or trading nature with the

related parties which are necessary for the day-to-

day operations and/or in the ordinary course of

business of the Company and its subsidiaries on terms

 not more favorable to the related parties than those

 generally available to the public and are not

detrimental to the minority shareholders of the

Company; and [Authority the earlier of the conclusion

 of the next AGM of the Company following the AGM at

which the ordinary resolution for the Proposed

Mandate will be passed or the expiration of the

period within which the next AGM after the date it is

 required to be held pursuant to Section 143 [1] of

the Companies Act, 1965 [but shall not extend to such

 extension as may be allowed pursuant to Section 143

[2] of the Companies Act, 1965]; and authorize the

Directors of the Company and its subsidiaries to

complete and do all such acts and things [including

executing such documents as may be required] to give

effect to such transactions as authorized by this

PROPOSAL #10.: Authorize the Directors, subject                 ISSUER            YES             FOR                  FOR

always to the Companies Act, 1965, [Act], rules,

regulations and orders made pursuant to the Act,

provisions of the Company's Memorandum and Articles

of Association and Bursa Malaysia Securities Berhad

[Exchange] Main Market Listing Requirements and any

other relevant authority, to purchase such number of

ordinary shares of MYR 0.10 each in the Company

[BToto Shares] through the Exchange and to take all

such steps as are necessary [including the opening

and maintaining of a central depositories account

under the Securities Industry [Central Depositories]

Act, 1991] and enter into any agreements,

arrangements and guarantees with any party or parties

 to implement, finalize and give full effect to the

aforesaid purchase with full powers to assent to any

conditions, modifications, revaluations, variations

and/or amendments [if any] as may be imposed by the

relevant authorities from time to time and to do all

such acts and things in the best interests of the

Company, subject further to the following: the

maximum number of ordinary shares which may be

purchased and held by the Company shall be equivalent

 to 10% of the total issued and paid-up share capital

 of the Company inclusive of the 5,331,932 BToto

Shares already purchased and retained as treasury

shares; the maximum funds to be allocated by the

Company for the purpose of purchasing the ordinary

shares shall not exceed the total retained profit or

share premium reserve of the Company or both;

[Authority expires the earlier of the conclusion of

the next AGM of the Company following the general

meeting at which such resolution was passed or the

expiration of the period within which the next AGM

after that date is required by law to be held]; and

upon completion of the purchase[s] of the BToto

Shares or any part thereof by the Company, authorize

the Directors to deal with any BToto Shares so

purchased by the Company in the following manner:

cancel all the BToto Shares so purchased; or retain

all the BToto Shares as treasury shares for future

re-sale or for distribution as dividend to the

shareholders of the Company; or retain part thereof

as treasury shares and subsequently canceling the

balance; or any other manner as prescribed by the

Act, rules, regulations and orders made pursuant to

the Act and the requirements of the Exchange and any

PROPOSAL #S.11: Approve the alterations,                              ISSUER            YES             FOR                  FOR

modifications, deletions and/or additions to the

Company's Articles of Association as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEZEQ ISRAEL TELECOM LTD

  TICKER:                  N/A                 CUSIP:   M2012Q100

  MEETING DATE:      2/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Elect M. Keret as an External Director          ISSUER            YES             FOR                  FOR

for a statutory 3 year period

PROPOSAL #2: Approve the following terms of office,          ISSUER            YES             FOR                  FOR

pursuant to M. Keret being elected: a payment to Mr.

Keret of an annual remuneration and meeting

attendance fees in the maximum amount permitted by

law; b  an issue to him of an indemnity undertaking

in the same text as approved by general meeting for

the other Directors and limited in the aggregate to

25% of the shareholders' equity

PROPOSAL #3: Amend the Articles as follows: a                    ISSUER            YES             FOR                  FOR

provisions for co-option of Directors up to the

maximum permitted by the Articles and provision

permitting the Board to continue if a place is

vacated; and b  providing for up to 3 instead of 4

classified Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL A

  TICKER:                  N/A                 CUSIP:   M2012Q100

  MEETING DATE:      9/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the distribution of a cash                ISSUER            YES             FOR                  FOR

dividend between the shareholders in a total amount

of ILS 1,149 million; record date: 22 SEP 2009; ex-

date: 23 SEP 2009 and payment date: 05 OCT 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL A

  TICKER:                  N/A                 CUSIP:   M2012Q100

  MEETING DATE:      3/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to the completion of          ISSUER            YES             FOR                  FOR

transfer of control of the Company from AP.SB.AR.

Holdings Ltd to 012 Smile Communication Ltd, the

conversion of the existing D&O insurance cover to a

Run Off policy for a period of 7 years; the amount of

 the cover will be reduced and will not exceed USD 50

 million plus USD 10 million legal costs and the

premium will not exceed USD 380,500

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL A

  TICKER:                  N/A                 CUSIP:   M2012Q100

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the distribution of cash                     ISSUER            YES             FOR                  FOR

dividend in the amount of NIS 2,453,000; Record date

15 APR 2010, Ex date 18 APR 2010, Payment Date 03 MAY

PROPOSAL #2: Approve the bonus for the Chairman in            ISSUER            YES             FOR                  FOR

the amount of NIS 3,444,880

PROPOSAL #3: Approve the bonus in the amount of NIS          ISSUER            YES             FOR                  FOR

90,000 for the Security Manager who holds office as a

 Director on behalf of the employees

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL A

  TICKER:                  N/A                 CUSIP:   M2012Q100

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Financial Statements and              ISSUER            YES             FOR                  FOR

Directors report for the year 2009

PROPOSAL #2: Re-appoint Accountant Auditors until the        ISSUER            YES             FOR                  FOR

 next AGM and authorize the Board to fix their fees

PROPOSAL #3.1: Re-appoint Or Elovitch as a                          ISSUER            YES             FOR                  FOR

officiating Directors, the external Directors

continue in the office by provision of law

PROPOSAL #3.2: Re-appoint Orna Elovitch-Peled as a            ISSUER            YES             FOR                  FOR

officiating Directors, the external Directors

continue in the office by provision of law

PROPOSAL #3.3: Re-appoint Arieh Saban as a                          ISSUER            YES             FOR                  FOR

officiating Directors, the external Directors

continue in the office by provision of law

PROPOSAL #3.4: Re-appoint Eldad Ben-Moshe as a                   ISSUER            YES             FOR                  FOR

officiating Directors, the external Directors

continue in the office by provision of law

PROPOSAL #3.5: Re-appoint Eli Holzman as a                          ISSUER            YES         AGAINST           AGAINST

officiating Directors, the external Directors

continue in the office by provision of law

PROPOSAL #3.6: Re-appoint Yehuda Porat as a employee         ISSUER            YES             FOR                  FOR

representative , the external Directors continue in

the office by provision of law

PROPOSAL #3.7: Re-appoint Amikam Shorer as a                       ISSUER            YES         AGAINST           AGAINST

officiating Director, the external Directors continue

 in the office by provision of law

PROPOSAL #3.8: Re-appoint Felix Cohen as a                          ISSUER            YES             FOR                  FOR

officiating Directors, the external Directors

continue in the office by provision of law

PROPOSAL #3.9: Re-appoint Rami Numkin as a employee          ISSUER            YES             FOR                  FOR

representative , the external Directors continue in

the office by provision of law

PROPOSAL #3.10: Re-appoint Shaul Elovitch as a                   ISSUER            YES             FOR                  FOR

officiating Director, the external Directors continue

 in the office by provision of law

PROPOSAL #3.11: Re-appoint Shlomo Rudov as a                       ISSUER            YES             FOR                  FOR

officiating Director, the external Directors continue

 in the office by provision of law

PROPOSAL #4: Approve a debt settlement between the            ISSUER            YES             FOR                  FOR

Company and between DBS Satellite Services Ltd., a

Company connected with the present controlling

shareholder of Bezeq, relating to the balance

amounting to NIS 31.5 million owed by DBS to the

Company in respect of communication services, in

accordance with which DBS will pay the balance plus

Value Added Tax to the Company by 36 monthly

installments of NIS 875,000 each plus interest 1.5%

above prime interest

PROPOSAL #5: Approve an employment termination                   ISSUER            YES             FOR                  FOR

agreement with the outgoing Chief Executive Officer,

Yaakov Gelbard whereby he will receive NIS 9 million

with a mutual waiver of all claims

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL A

  TICKER:                  N/A                 CUSIP:   M2012Q100

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the management and consultancy         ISSUER            YES             FOR                  FOR

agreement with Eurocom Investments Ltd. for the

receipt by the Company of services in consideration

for ILS 1.2 million a year, the agreement will be for

 a period of 3 years unless previously cancelled by

either party giving 3 months notice, the controlling

shareholder of the Company is also the controlling

shareholder of the Eurocom

PROPOSAL #2.: Approve the issue of an indemnity                 ISSUER            YES             FOR                  FOR

undertaking to the new Directors of the Company, or

Elovitch, Ora Eloveitch-Peled and Shaul Elovitch, who

 are owners of control, as well as the other new

Directors, limited in the aggregate to 25% of the

shareholders equity

PROPOSAL #3.: Approve the agreement with Eurocom                ISSUER            YES             FOR                  FOR

relating to the purchase of Nokia products and the

grant of maintenance services to such products

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BHARAT HEAVY ELECTRICALS LTD

  TICKER:                  N/A                 CUSIP:   Y0882L117

  MEETING DATE:      9/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet of the Company as at 31 MAR 2009 and

the profit & loss account for the FYE on that date

together with the Directors' report and the Auditors'

 report thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri. Anil Sachdev as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri. B.P. Rao as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Approve to fix the remuneration of the         ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #6.: Appoint Shri. Ashok Kumar Basu as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.: Appoint Shri. M.A. Pathan as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #8.: Appoint Smt. Reva Nayyar as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #9.: Appoint Shri. Rajiv Bansal as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #10.: Appoint Shri. Saurabh Chandra as a              ISSUER            YES             FOR                  FOR

Director of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BHARAT PETROLEUM CORP LTD

  TICKER:                  N/A                 CUSIP:   Y0882Z116

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit &         ISSUER            YES             FOR                  FOR

loss account for the YE 31 MAR 2009, the balance

sheet as at that date and the reports of the Board of

 Directors and the Statutory Auditors and the

comments of the Comptroller & the Auditor General of

India, thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Prof. N. Venkiteswaran as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation in pursuance of

Section 256 of the Companies Act, 1956

PROPOSAL #4.: Re-appoint Shri. P. K. Sinha,                        ISSUER            YES             FOR                  FOR

Additional Secretary & Financial Advisor, Ministry of

 Petroleum and Natural Gas, as a Director, who

retires by rotation in pursuance of Section 256 of

the Companies Act, 1956

PROPOSAL #5.: Appoint, pursuant to Section 257 and            ISSUER            YES             FOR                  FOR

other applicable provisions, if any, of the companies

 Act, 1956, Shri T. Balakrishnan, Principal

Secretary, Industries & Commerce and Government of

Kerala as a Director of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIDVEST GROUP LTD

  TICKER:                  N/A                 CUSIP:   S1201R162

  MEETING DATE:      11/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the Non Executive Directors              ISSUER            YES             FOR                  FOR

remuneration for the YE 30 JUN 2010

PROPOSAL #3.: Re-appoint Deloitte and Touche as the          ISSUER            YES             FOR                  FOR

Auditors and Trevor Brown as the Lead Audit Partner

for the ensuing year

PROPOSAL #S.4: Approve the share buy back                             ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Approve to place the unissued shares          ISSUER            YES             FOR                  FOR

under the control of the Directors

PROPOSAL #5.2: Approve to issue of ordinary shares            ISSUER            YES             FOR                  FOR

for cash

PROPOSAL #5.3: Approve the payment of dividend by way        ISSUER            YES             FOR                  FOR

 of pro rata reduction of the share capital or share

premium

PROPOSAL #5.4: Approve the creation and issue of                ISSUER            YES             FOR                  FOR

convertible debentures

PROPOSAL #6.1: Re-elect DDB Band as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #6.2: Re-elect LI Jacobs as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #6.3: Re-elect RM Kunene as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #6.4: Re-elect D Masson as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #6.5: Re-elect JL Pamensky as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #6.6: Re-elect SG Pretorius as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6.7: Re-elect AC Salomon as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6.8: Re-elect T Slabbert as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Mr. NP Mageza as a Director in        ISSUER            YES             FOR                  FOR

 terms of Article 24.2.2 of the Company's Articles of

 Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIM BIRLESIK MAGAZALAR A S JT STK CO

  TICKER:                  N/A                 CUSIP:   M2014F102

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Chairmanship and authorize            ISSUER             NO              N/A                  N/A

the Chairmanship to sign the minutes of the assembly

PROPOSAL #2.: Approve the Board of Directors'                     ISSUER             NO              N/A                  N/A

proposal concerning distribution of profit from the

profit of 2008 which was transferred to the

extraordinary reserves

PROPOSAL #3.: wishes                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIM BIRLESIK MAGAZALAR A S JT STK CO

  TICKER:                  N/A                 CUSIP:   M2014F102

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the opening, forming the                     ISSUER             NO              N/A                  N/A

Presidency of the Board and authorizing the Board

Members to sign the minutes of meeting

PROPOSAL #2: Approve the examination and discussion          ISSUER             NO              N/A                  N/A

of the reports of Board members, Auditors and the

Independent Audit Firm

PROPOSAL #3: Approve the balance sheet and income              ISSUER             NO              N/A                  N/A

statements

PROPOSAL #4: Approve to take a decision for dividend         ISSUER             NO              N/A                  N/A

distribution

PROPOSAL #5: Approve the bonus issue and amend Item 6        ISSUER             NO              N/A                  N/A

 of Articles of Association

PROPOSAL #6: Approve the release of Board Members and        ISSUER             NO              N/A                  N/A

 Auditors

PROPOSAL #7: Election of Board Members and approve to        ISSUER             NO              N/A                  N/A

 determine their attendance fees

PROPOSAL #8: Election of two Auditors and approve to         ISSUER             NO              N/A                  N/A

determine their wages

PROPOSAL #9: Approve the permitting of the Board                ISSUER             NO              N/A                  N/A

Members as per Items 334 and 335 of TCC

PROPOSAL #10: Approve to inform shareholders about            ISSUER             NO              N/A                  N/A

donations

PROPOSAL #11: Approve to inform shareholders about            ISSUER             NO              N/A                  N/A

given collaterals, mortgages, pawns and pledges to

the third parties

PROPOSAL #12: Approve the Independent Audit Firm                ISSUER             NO              N/A                  N/A

PROPOSAL #13: Wishes                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BM&F BOVESPA SA BOLSA DE VALORES, MERCADORIAS E FU

  TICKER:                  N/A                 CUSIP:   P73232103

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss and vote the        ISSUER            YES             FOR                  FOR

  financial statements relating to FYE 31 DEC 2009

PROPOSAL #2: Approve the destination of the year end         ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #3: Approve to set the remuneration for the         ISSUER            YES             FOR                  FOR

members of the Board of Directors, the Executive

Committee from the 2010 FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BM&F BOVESPA SA BOLSA DE VALORES, MERCADORIAS E FU

  TICKER:                  N/A                 CUSIP:   P73232103

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition by                              ISSUER            YES             FOR                  FOR

BMFANDBOVESPA of shares issued by the CME Group, Inc.

 CME, in accordance with the terms of the proposal

from the Board of Directors and from the Executive

Committee for the 2010 FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRADESPAR S A

  TICKER:                  N/A                 CUSIP:   P1808W104

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To examine, discuss and vote upon the            ISSUER             NO              N/A                  N/A

Board of Directors annual report, the financial

statements and Independent Auditors report relating

to FYE 31 DEC 2009

PROPOSAL #2: To decide on the allocation of the net          ISSUER             NO              N/A                  N/A

profits from the FY, and to ratify the distribution

of the interest on own capital and dividends

PROPOSAL #3: Election of the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Election of the Members of the Finance          ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #5: To set the total payment for the Members        ISSUER             NO              N/A                  N/A

 of the Board of Directors and the total payment for

the Members of the Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRASIL FOODS SA

  TICKER:                  N/A                 CUSIP:   P7704H109

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Article 1 of the Corporate            ISSUER            YES             FOR                  FOR

By-Laws, to change the corporate name from Perdigao

S.A. to Brf-Brasil Foods S.A.

PROPOSAL #2.: Amend the Article 2 of the Corporate            ISSUER            YES             FOR                  FOR

By-Laws, to change the corporate headquarters from

the city of Sao Paulo, state of Sao Paulo, to the

city of Itajai, state of Santa Catarina

PROPOSAL #3.: Amend the Article 16 of the Corporate          ISSUER            YES             FOR                  FOR

By-Laws, to increase the number of full and alternate

 Members of the Board of Directors from eight to

between nine and 11 members

PROPOSAL #4.: Approve to insert the Article 51 and            ISSUER            YES             FOR                  FOR

respective paragraphs into the Corporate By-Laws, to

temporarily create the structure of co-president with

 in the framework of the Board of Directors of the

Company

PROPOSAL #5.: Elect 3 Members and respective                       ISSUER            YES         AGAINST           AGAINST

alternates to the Board of Directors, with one of

them being the co-president, in the event that the

proposals mentioned in Resolutions 3 and 4 are

PROPOSAL #6.: Amend the Paragraph 1 of Article 5 of          ISSUER            YES             FOR                  FOR

the Corporate By-Laws, to increase the limit of the

authorized capital of the Company from 250,000,000

common shares to 500,000,000 common shares so as to

allow for the capital increase resulting from the

public offering for the primary distribution of

common shares issued by the Company, the request for

registration for which was filed with the Anbid on 05

 JUN 2009

PROPOSAL #7.: Amend the Item 9 of Article 18 of the          ISSUER            YES             FOR                  FOR

Corporate By-Laws, to exclude the authority of the

Board of Directors to decide regarding the opening

and closing of branches, agencies, offices and other

facilities of the Company exclusively anywhere within

 the territory of Brazil, with this authority of the

Board of Directors being passed to the Executive

Committee

PROPOSAL #8.: Approve to decide regarding the terms          ISSUER            YES             FOR                  FOR

and conditions of the protocol and justification of

merger of shares issued by Hff Participacoes S.A.

into Perdigao S.A. Protocol and justification

relative to the merger of shares of Hff Participacoes

 S.A Hsf into the Company

PROPOSAL #9.: Ratify the hiring and appointment of            ISSUER            YES             FOR                  FOR

the valuation companies (a) Banco De Investimentos

Credit Suisse Brasil S.A., with corporate taxpayer id

 CNPJ/MF number 33.987.793.0001.33 credit suisse,

responsible for the preparation of the report for the

 determination of the substitution ratio of the

shares issued by HFF for shares issued by Perdigao,

(b) Planconsult Planejamento E Consultoria Ltda.,

with corporate taxpayer id CNPJ/MF number

1.163.798.0001-23, responsible for the valuation of

the shares of the Company and of HFF for the purpose

of the determination of the capital increase of the

PROPOSAL #10.: Approve to decide regarding the                   ISSUER            YES             FOR                  FOR

reports and regarding the substitution ratio

contained in the report prepared by Credit Suisse

PROPOSAL #11.: Approve to decide regarding the merger        ISSUER            YES             FOR                  FOR

 of the shares issued by HFF into the Company and

grant authority to increase the share capital of the

Company to be carried out with the merged shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRASIL FOODS SA

  TICKER:                  N/A                 CUSIP:   P7704H109

  MEETING DATE:      8/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to decide regarding the terms          ISSUER            YES             FOR                  FOR

and conditions of the protocol of Merger and

instrument of justification relative to the Merger of

 the entirety of the common and preferred shares

issued by Sadia S/A [Sadia] by the Company, with the

exception of those indirectly held by BRF itself

PROPOSAL #2.: Ratify the hiring and appointment of            ISSUER            YES             FOR                  FOR

the valuation Companies (a) Banco De Investimentos

credit Suisse [Brazil] S/A, with Corporate Taxpayer

ID [CNPJ/MF] Number 33.987.793-0001-33, responsible

for the preparation of the report for the

determination of the substitution ratio of the shares

 issued by Sadia for shares issued by the Company,

and (b) Planconsult Planejamentoe Consultoria Ltda

with Corporate Taxpayer ID CNPJ/MF number 51.163.798-

0001-3 responsible for the valuation of the shares of

 Sadia for the purpose of determining the capital

PROPOSAL #3.: Approve to decide regarding the reports        ISSUER            YES             FOR                  FOR

 and the substitution ratio mentioned in the previous

 item

PROPOSAL #4.: Approve to decide regarding the Merger         ISSUER            YES             FOR                  FOR

of the shares issued by Sadia into the Company and

authorize the share capital increase of the Company

to be carried out with the merged shares, with the

consequent amendment of Article 5 of the Corporate

Bylaws of BRF, to reflect the mentioned capital

increase

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRASIL TELECOM PARTICIPACOES SA

  TICKER:                  N/A                 CUSIP:   P18430101

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the termination of the                ISSUER             NO              N/A                  N/A

compliance of Level 1 Differentiated Corporate

Governance Practices of the Brazilian Securities,

Commodities and Futures Exchange - BM&FBOVESPA

PROPOSAL #2.: Examine, discuss and resolve on the              ISSUER             NO              N/A                  N/A

approval of the Protocol and Justification of the

Merger of the Company with and into its subsidiary

Brasil Telecom S.A., a publicly-held Company with

head offices in the city of Bras lia, Federal

District, at SIA SUL - ASP - Lot D - Block B,

registered with the National Corporate Taxpayers'

Register under CNPJ/MF No. 76.535.764/0001-43 [BrT]

[the 'Protocol and Justification']

PROPOSAL #3.: Ratify the appointment and hiring of            ISSUER             NO              N/A                  N/A

Apsis Consultoria Empresarial Ltd., with head office

at Rua Sao Jose, 90 - group 1,802, in the city and

State of Rio de Janeiro, registered with the National

 Corporate Taxpayers' Register under No.

27.281.922/0001-70 [Apsis], as the specialized firm

engaged for the preparation of the appraisal report,

at book value, of the Company's net worth that will

be acquired by BrT [the 'Appraisal Report'], as well

as the Net Worth Appraisal Report of the Company and

BrT at market prices, for the purposes of Article 264

 of Law No. 6,404/76 [the 'Net Worth Appraisal Report

 at Market Prices']

PROPOSAL #4.: Examine, discuss and resolve on the              ISSUER             NO              N/A                  N/A

approval the appraisal report and on the Net Worth

Appraisal Report at Market Prices, prepared by Apsis

PROPOSAL #5.: Resolve on the proposal of the merger          ISSUER             NO              N/A                  N/A

of the Company with and into BrT, as specified in

Article 227 of Law No. 6,404/76, and in the terms and

 conditions established in the Protocol and

Justification [the 'Merger']

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRASIL TELECOM S A

  TICKER:                  N/A                 CUSIP:   P18445158

  MEETING DATE:      1/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Examine, discuss and resolve on the              ISSUER             NO              N/A                  N/A

approval of the Protocol and justification of the

share exchange between the Company and its

controlling shareholder Coari Participacoes S.A., a

publicly-held Company with head offices in the city

of Rio de Janeiro, state of Rio de Janeiro, at Rua

Humberto de Campos No. 425, 8 floor - part,

registered with the National Corporate Taxpayers'

Register under CNPJ/MF No. 04.030.087/0001-09 [Coari]

 [the Protocol and Justification]

PROPOSAL #2.: To ratify the appointment and hiring of        ISSUER             NO              N/A                  N/A

 Apsis Consultoria Empresarial Ltda., with head

office at Rua Sao Jose, 90 - group 1,802, in the city

 and state of Rio de Janeiro, registered with the

National Corporate Taxpayers' Register under No.

27.281.922/0001-70 [Apsis], as the specialized firm

engaged for the preparation of the appraisal report,

at book value, of the Company's shares that will be

exchanged for shares of Coari [the Appraisal Report],

 as well as the Net Worth Appraisal Report of the

Company and Coari at market prices, for the purposes

of Article 264 of Law No. 6,404/76 [the Net Worth

Appraisal Report at Market Prices]

PROPOSAL #3.: Examine, discuss and resolve on the              ISSUER             NO              N/A                  N/A

approval of the Appraisal Report and on the Net Worth

 Appraisal Report at Market Prices, prepared by Apsis

PROPOSAL #4.: Resolve on the proposal of the share            ISSUER             NO              N/A                  N/A

exchange between the Company and Coari, as set forth

in Article 252 of Law No. 6,404/76 and in the terms

and conditions established in the protocol and

justification [the Share Exchange]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRASIL TELECOM S A

  TICKER:                  N/A                 CUSIP:   P18445158

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: To take knowledge of the Directors                 ISSUER             NO              N/A                  N/A

accounts, to examine, discuss and approve the Board

of Directors report, the Company's consolidated

financial statements for the FYE 31 DEC 2009

PROPOSAL #II: To approve the proposal for the capital        ISSUER             NO              N/A                  N/A

 budget for the year 2009, and the participation

payment for the employees according to Article 45

from the Company Bylaw

PROPOSAL #III: Election of principal and substitute          ISSUER            YES             FOR                  FOR

members of the Fiscal Committee

PROPOSAL #IV: To set the total amount of remuneration        ISSUER             NO              N/A                  N/A

 of the administrators of the Company and Fiscal

Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRASIL TELECOM S A

  TICKER:                  N/A                 CUSIP:   P18445158

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to decide regarding the proposal        ISSUER            YES             FOR                  FOR

 of new substitution ratios between shares of the

Company and of Telemar Norte Leste S.A. announced in

the notice of material fact of 25 MAR 2010, which

will be used in the final step of a corporate

restructuring involving the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRASIL TELECOM S.A.

  TICKER:                  BTM                 CUSIP:   10553M101

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE NEW EXCHANGE RATIOS BETWEEN         ISSUER            YES         AGAINST           AGAINST

THE COMPANY AND TELEMAR ANNOUNCED IN THE MATERIAL

FACT DATED MARCH 25, 2010 (THE NEW EXCHANGE RATIOS),

THAT WOULD APPLY IN THE FINAL STEP OF THE PREVIOUSLY

ANNOUNCED CORPORATE REORGANIZATION INVOLVING THE

COMPANY FOLLOWING THE SEPARATE APPROVAL OF THE FINAL

STEP OF THE CORPORATE REORGANIZATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRASIL TELECOM S.A.

  TICKER:                  BTM                 CUSIP:   10553M101

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE NEW EXCHANGE RATIOS BETWEEN         ISSUER            YES         AGAINST           AGAINST

THE COMPANY AND TELEMAR ANNOUNCED IN THE MATERIAL

FACT DATED MARCH 25, 2010 (THE NEW EXCHANGE RATIOS),

THAT WOULD APPLY IN THE FINAL STEP OF THE PREVIOUSLY

ANNOUNCED CORPORATE REORGANIZATION INVOLVING THE

COMPANY FOLLOWING THE SEPARATE APPROVAL OF THE FINAL

STEP OF THE CORPORATE REORGANIZATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRASIL TELECOM S.A.

  TICKER:                  BTMC               CUSIP:   10553M200

  MEETING DATE:      1/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: EXAMINE, DISCUSS AND RESOLVE ON THE              ISSUER            YES             FOR               AGAINST

APPROVAL OF THE PROTOCOL AND JUSTIFICATION OF THE

SHARE EXCHANGE BETWEEN THE COMPANY AND ITS

CONTROLLING SHAREHOLDER COARI PARTICIPACOES S.A., A

PUBLICLY-HELD COMPANY WITH HEAD OFFICES IN THE CITY

OF RIO DE JANEIRO, STATE OF RIO DE JANEIRO, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #02: RATIFY THE APPOINTMENT AND HIRING OF            ISSUER            YES             FOR               AGAINST

APSIS CONSULTORIA EMPRESARIAL LTDA., WITH HEAD OFFICE

 AT RUA SAO JOSE, 90 - GROUP 1,802, IN THE CITY AND

STATE OF RIO DE JANEIRO, REGISTERED WITH THE NATIONAL

 CORPORATE TAXPAYERS' REGISTERED UNDER NO.

27.281.922/0001-70 (APSIS), ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #03: EXAMINE, DISCUSS AND RESOLVE ON THE              ISSUER            YES             FOR               AGAINST

APPROVAL OF THE APPRAISAL REPORT AND ON THE NET WORTH

 APPRAISAL REPORT AT MARKET PRICES, PREPARED BY APSIS.

PROPOSAL #04: RESOLVE ON THE PROPOSAL OF THE SHARE            ISSUER            YES             FOR               AGAINST

EXCHANGE BETWEEN THE COMPANY AND COARI, AS SET FORTH

IN ARTICLE 252 OF LAW NO. 6,404/76, AND IN THE TERMS

AND CONDITIONS ESTABLISHED IN THE PROTOCOL AND

JUSTIFICATION (THE SHARE EXCHANGE).

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRASKEM SA, CAMACARI, BA

  TICKER:                  N/A                 CUSIP:   P18533110

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To take knowledge of the Director's                ISSUER             NO              N/A                  N/A

accounts to examine, the Board of Directors report,

the Company's consolidated financial statements and

explanatory notes for the FY ending 31 DEC 2009, and

the destination of the year end results

PROPOSAL #2: Approval of the use of the capital                 ISSUER             NO              N/A                  N/A

reserve for the partial absorption of the accumulated

 losses indicated in the financial statements in

reference to the FYE on 31 DEC 2009

PROPOSAL #3: Election of the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors and their President and Vice President

PROPOSAL #4: Election of the Members of the Finance          ISSUER            YES             FOR                  FOR

Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRE BANK S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X0742L100

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Election of the Chairman                                    ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3: Election of the Vote Counting Committee         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #4: Receive the report by the Management              ISSUER            YES         ABSTAIN           AGAINST

Board on the business of the BRE Bank SA and

financial statement

PROPOSAL #5: Approve the Supervisory Board's report          ISSUER            YES         ABSTAIN           AGAINST

on the present position of BRE Bank SA

PROPOSAL #6: Approve to review the report of the                ISSUER            YES         ABSTAIN           AGAINST

Management Board, the report of the Supervisory Board

 and the financial statement

PROPOSAL #7: Approve to review the consolidated                 ISSUER            YES         ABSTAIN           AGAINST

financial statement

PROPOSAL #8.1: Approve the report of the Management          ISSUER            YES         ABSTAIN           AGAINST

Board and the financial statement

PROPOSAL #8.2: Approve the profit distribution                    ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #8.3: Grant discharge the duties for the              ISSUER            YES         ABSTAIN           AGAINST

Members of the Management Board

PROPOSAL #8.4: Grant discharge the duties for the              ISSUER            YES         ABSTAIN           AGAINST

Members of the Management Board

PROPOSAL #8.5: Grant discharge the duties for the              ISSUER            YES         ABSTAIN           AGAINST

Members of the Management Board

PROPOSAL #8.6: Grant discharge the duties for the              ISSUER            YES         ABSTAIN           AGAINST

Members of the Management Board

PROPOSAL #8.7: Grant discharge the duties for the              ISSUER            YES         ABSTAIN           AGAINST

Members of the Management Board

PROPOSAL #8.8: Grant discharge the duties for the              ISSUER            YES         ABSTAIN           AGAINST

Members of the Management Board

PROPOSAL #8.9: Grant discharge the duties for the              ISSUER            YES         ABSTAIN           AGAINST

Members of the Management Board

PROPOSAL #8.10: Grant discharge the duties for the            ISSUER            YES         ABSTAIN           AGAINST

Members of the Management Board

PROPOSAL #8.11: Grant discharge the duties for the            ISSUER            YES         ABSTAIN           AGAINST

Members of the Supervisory Board

PROPOSAL #8.12: Grant discharge the duties for the            ISSUER            YES         ABSTAIN           AGAINST

Members of the Supervisory Board

PROPOSAL #8.13: Grant discharge the duties for the            ISSUER            YES         ABSTAIN           AGAINST

Members of the Supervisory Board

PROPOSAL #8.14: Grant discharge the duties for the            ISSUER            YES         ABSTAIN           AGAINST

Members of the Supervisory Board

PROPOSAL #8.15: Grant discharge the duties for the            ISSUER            YES         ABSTAIN           AGAINST

Members of the Supervisory Board

PROPOSAL #8.16: Grant discharge the duties for the            ISSUER            YES         ABSTAIN           AGAINST

Members of the Supervisory Board

PROPOSAL #8.17: Grant discharge the duties for the            ISSUER            YES         ABSTAIN           AGAINST

Members of the Supervisory Board

PROPOSAL #8.18: Grant discharge the duties for the            ISSUER            YES         ABSTAIN           AGAINST

Members of the Supervisory Board

PROPOSAL #8.19: Grant discharge the duties for the            ISSUER            YES         ABSTAIN           AGAINST

Members of the Supervisory Board

PROPOSAL #8.20: Grant discharge the duties for the            ISSUER            YES         ABSTAIN           AGAINST

Members of the Supervisory Board

PROPOSAL #8.21: Approve the consolidated financial            ISSUER            YES         ABSTAIN           AGAINST

statement

PROPOSAL #8.22: Approve to increase the Bank's share         ISSUER            YES         ABSTAIN           AGAINST

capital, public offering of new shares, specifying

the record date, dematerialization and application

for admission of the preemptive rights, rights to

shares and new shares to trading on the WSE proposed

record date: 18 MAY 2010

PROPOSAL #8.23: Amend the Statute text related to              ISSUER            YES         ABSTAIN           AGAINST

increase of share capital

PROPOSAL #8.24: Amend the Statute Text                                  ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #8.25: Amend the Standing Rules of the                 ISSUER            YES         ABSTAIN           AGAINST

general meeting

PROPOSAL #8.26: Appointment of the Auditor                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #9: Closing of the meeting                                       ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRF - BRASIL FOODS SA, ITAJAI, SC

  TICKER:                  N/A                 CUSIP:   P1905C100

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Remuneration Plan based on         ISSUER            YES             FOR                  FOR

shares and the regulations of the options for the

executives of BRF Brasil Foods S.A

PROPOSAL #2.: Approve the Remuneration Plan based on         ISSUER            YES             FOR                  FOR

shares and the regulations of the options for the

executives of SADIA S.A, with shares issued by BRF

Brasil Foods S.A, in observance of the Association

Agreement and of the Sadia Option Plan

PROPOSAL #3.: Approve the split of the company's                ISSUER            YES             FOR                  FOR

shares in the proportion of 100% with the issuance of

 one new share for each existing one and  the change

of the proportion of the ADR American Depositary

Receipts program, placing the ADRs on the same

proportional basis, so that each one share will

correspond to one ADR

PROPOSAL #4.: Ratify the choice of the Company KPMG          ISSUER            YES             FOR                  FOR

Auditores Independentes, appointed by this Board of

Directors, for the preparation of the book valuation

reports of the Companies Avipal Nordeste S.A. and HFF

 Participacoes S.A., respectively

PROPOSAL #5.: Approve the valuation reports and                 ISSUER            YES             FOR                  FOR

protocols and justifications of merger

PROPOSAL #6.: Approve the mergers of the Companies            ISSUER            YES             FOR                  FOR

Avipal Nordeste S.A. and HFF Participacoes S.A. into

BRF Brasil Foods S.A. with the consequent extinction

of the Companies being merged

PROPOSAL #7.: Ratify the official newspapers of the          ISSUER            YES             FOR                  FOR

Company's publications, Diario Official De Santa

Catarina, Diario Catarinense and Valor Economico

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRF - BRASIL FOODS SA, ITAJAI, SC

  TICKER:                  N/A                 CUSIP:   P1905C100

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the management report, financial        ISSUER            YES             FOR                  FOR

 statements and other documents related to the FY

that ended on 31 DEC 2009, and to decide regarding

the allocation of the result

PROPOSAL #2: Ratify the distribution of remuneration         ISSUER            YES             FOR                  FOR

to the shareholders, in accordance with that which

was resolved on by the Board of Directors

PROPOSAL #3: Ratify the election of Roberto Faldini          ISSUER            YES         AGAINST           AGAINST

as a Member of the Board carried out at the Board of

Directors meeting of 17 DEC 2009

PROPOSAL #4: Election of the Finance Committee and            ISSUER            YES             FOR                  FOR

Audit Committee

PROPOSAL #5: Approve to set the annual and aggregate         ISSUER            YES             FOR                  FOR

remuneration of the Members of the Board of Directors

 and of the Finance Committee

PROPOSAL #6: Ratify the capital increase in reference        ISSUER            YES             FOR                  FOR

 to the confirmation of the public subscription of

the distribution option for the supplementary lot,

exercised by Banco UBS Pactual, on 20 AUG 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRITISH AMERICAN TOBACCO (MALAYSIA) BHD

  TICKER:                  N/A                 CUSIP:   Y0971P110

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 and the reports of the

Directors and Auditors thereon

PROPOSAL #2: Approve to sanction the declaration and         ISSUER            YES             FOR                  FOR

payment of a final dividend

PROPOSAL #3.1: Re-elect Stephen Ja Mes Rush as a                ISSUER            YES             FOR                  FOR

Director, who retire by rotation in accordance with

Article 97(1) and (2) of the Company Articles of

Association

PROPOSAL #3.2: Re-elect Dato Chan Choon Ngai as a              ISSUER            YES             FOR                  FOR

Director, who retire by rotation in accordance with

Article 97(1) and (2) of the Company Articles of

Association

PROPOSAL #4: Re-appoint, Tan Sri Abu Talib Bin Othman        ISSUER            YES             FOR                  FOR

 as a Director of the Company, who retires pursuant

to Section 129(2) of the Companies act, 1965, to hold

 office until the conclusion of the next AGM of the

Company

PROPOSAL #5: Re-appoint Messrs. Pricewaterhouse                 ISSUER            YES             FOR                  FOR

Coopers as the Auditors of the Company and authorize

the Directors to fix their remuneration

PROPOSAL #6: Approve to renewal of the recurrent                ISSUER            YES             FOR                  FOR

reports mandate

PROPOSAL #7: Other Business                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRMALLS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P1908S102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss the                       ISSUER            YES             FOR                  FOR

financial statements relating to the FYE 31 DEC  2009

PROPOSAL #2: Approve the destination of the YE                   ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #3: Elect members of the Board of Directors         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRMALLS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P1908S102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the remuneration for                            ISSUER            YES         AGAINST           AGAINST

administrators relating for the year 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BROOKFIELD INCORPORACOES SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P18156102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss the                       ISSUER            YES             FOR                  FOR

financial statements relating to the FYE on 31 DEC

2009, accompanied by the Independent Auditors report

PROPOSAL #2: Approve the destination of the YE                   ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #3: Election of the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BROOKFIELD INCORPORACOES SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P18156102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to set the global remuneration          ISSUER            YES         AGAINST           AGAINST

of the Company Director's for the 2010

PROPOSAL #2: Approve to increase to 35 million the            ISSUER            YES             FOR                  FOR

maximum limit of common shares that can be reserved

for issuance in accordance with the stock option plan

 approved at the EGM of 22 MAY 2006

PROPOSAL #3: Amend the Article 19, lines XVI and                ISSUER            YES             FOR                  FOR

XVIII, of the corporate bylaws, which deal with the

authority of the Board of Directors to decide

regarding the acquisition and disposition  of control

 or an ownership interest in other companies and

regarding the signing of contracts with related

PROPOSAL #4: Approve to consolidate the corporate              ISSUER            YES             FOR                  FOR

bylaws bearing in mind the amendment of Articles 1,

3, 5 and 9 approved at the general meetings held on

22 JUN 2009, 30 APR 2009, and 22 SEP 2009, and at the

 meetings of the Board of Directors of 20 OCT 2009,

and 10 NOV 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BROOKFIELD INCORPORACOES SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P18156102

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Article 19, lines XVI and XVIII,          ISSUER            YES             FOR                  FOR

of the corporate bylaws, which deal with the

authority of the Board of Directors to decide

regarding the acquisition and disposition of control

or an ownership interest in other Companies and

regarding the signing of contracts with related

PROPOSAL #2: Approve to consolidate the corporate              ISSUER            YES             FOR                  FOR

bylaws bearing in mind the amendment of Articles 1,

3, 5 and 9 approved at the general meetings held on

22 JUN 2009, 30 APR 2009, and 22 SEP 2009, and  at

the meetings of the Board of Directors of 20 OCT 2009

 and 10 NOV 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUMIPUTRA-COMMERCE HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y1002C102

  MEETING DATE:      9/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve to change the name of the                ISSUER            YES             FOR                  FOR

Company from Bumiputra-Commerce Holdings Berhad to

CIMB Group Holdings Berhad effective from the date of

 issuance of the Certificate of Incorporation on the

change of name of the Company by the Companies

Commission of Malaysia and all references in the

Memorandum and Articles of Association of the Company

 to the name Bumiputra-Commerce Holdings Berhad,

wherever the same may appear, shall be deleted and

substituted with CIMB Group Holdings Berhad and

authorize the Directors and Company Secretary to give

 effect to the proposed change of name with full

power to assent to any condition, modification,

variation and/or amendment (if any) as may be

required by the relevant authorities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BURSA MALAYSIA BHD, KUALA LUMPUR

  TICKER:                  N/A                 CUSIP:   Y1028U102

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements for the YE 31 DEC 2008 and reports of the

Directors and Auditors thereon

PROPOSAL #2: Re-elect Dato' Sri Abdul Wahid bin Omar         ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation in accordance

with Article 69 of the Company's Articles of

Association

PROPOSAL #3: Re-elect Dato' Yusil bin Mohamed Yousoff        ISSUER            YES             FOR                  FOR

 as a Director, who retires by rotation in accordance

 with Article 69 of the Company's Articles of

Association

PROPOSAL #4: Re-elect Dato' Saiful Bahri bin                       ISSUER            YES             FOR                  FOR

Zainuddin as a Director, who retires by rotation in

accordance with Article 69 of the Company's Articles

of Association

PROPOSAL #5: Re-elect Encik Ong leong Huat @ Wong Joo        ISSUER            YES             FOR                  FOR

 Hwa as a Director, who retires by rotation in

accordance with Article 69 of the Company's Articles

of Association

PROPOSAL #6: Approve the payment of final dividend of        ISSUER            YES             FOR                  FOR

 9 sen per share under single-tier system in respect

of the FYE 31 DEC 2009

PROPOSAL #7: PLEASE NOTE THAT THIS IS A SHAREHOLDERS'        ISSUER            YES             FOR               AGAINST

 PROPOSAL: approve the payment of Directors' fees

amounting to MYR 90,000 per annum for the Non-

Executive Chairman and MYR 60,000 per annum for each

of the Non-Executive Directors in respect of the FYE

31 DEC 2009

PROPOSAL #8: Appoint Messrs. Ernst & Young as the              ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize

PROPOSAL #9: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act 1965, the Articles

of Association of the Company and subject to the

approvals of the relevant governmental and/or

regulatory authorities, to issue shares of the

Company, from time to time, upon such terms and

conditions, for such purposes and to such person or

persons whomsoever as the Directors may, in their

absolute discretion, deem fit, provided that the

aggregate number of shares issued pursuant to this

resolution does not exceed 10% of the total issued

share capital of the Company for the time being in

any one FY; Authority shall continue in force until

the conclusion of the next AGM of the Company

PROPOSAL #10: Authorize the Directors, subject to              ISSUER            YES             FOR                  FOR

Section 67A of the Companies Act 1965 (the Act) and

Part IIIA of the Companies Regulations 1966,

provisions of the Company's Memorandum and Articles

of Association, the Main Market Listing Requirements

(MMLR) of Bursa Malaysia Securities Berhad (Bursa

Malaysia Securities) and any other applicable laws,

rules, regulations and guidelines for the time being

in force, to make purchase(s) of ordinary shares of

MYR 0.50 each in the Company's issued and paid-up

share capital on Bursa Malaysia Securities subject to

 the following: (1) the maximum number of shares

which may be purchased and/or held by the Company

shall be equivalent to 10% of the issued and paid-up

share capital of the Company (Shares) for the time

being; CONTD

PROPOSAL #S.11: Re-appoint Tun Mohamed Dzaiddin bin          ISSUER            YES             FOR                  FOR

Haji Abdullah, a Public Interest Director, as

Director of the Company to hold office until the

conclusion of the next AGM of the Company, who

retires pursuant to Section 129(2) of the Companies

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUSAN BANK, PUSAN

  TICKER:                  N/A                 CUSIP:   Y0534Y103

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement expected        ISSUER            YES             FOR                  FOR

 DIV per 1 share: KRW 160  cash dividend

PROPOSAL #2.1: Approve the partial amendment to                 ISSUER            YES             FOR                  FOR

Articles of incorporation general agendas: reflection

 of standard codes for outside Directors

PROPOSAL #2.2: Approve the addition of available type        ISSUER            YES             FOR                  FOR

 of issuing stock convertible preferred stock

redeemable preferred stock  within 20% of total

number of issued stock

PROPOSAL #3: Election of Directors  4  candidate  not        ISSUER            YES             FOR                  FOR

 as an outside Director : Min Joo

PROPOSAL #4: Election of Audit Committee Members  2          ISSUER            YES         AGAINST           AGAINST

candidate  not as an outside

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BYD CO LTD

  TICKER:                  N/A                 CUSIP:   Y1023R104

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve to resolve this Resolution in         ISSUER            YES             FOR                  FOR

respect of the Company's initial public offering and

listing of A Shares; authorize the Company to issue

domestic listing Renminbi denominated ordinary shares

 [A Shares] and apply for the listing of A Shares on

the Shenzhen Stock Exchange [the A Share Issue]

subject to the following conditions: 1] type of

shares to be issued: Renminbi denominated ordinary

shares [A Shares]; 2] nominal value of the A Shares:

RMB 1.00 each; 3] number of A shares to be issued:

Not more than 100,000,000 A Shares, authorize the

Board, to determine the actual number of A Shares to

be issued after taking into account the then market

condition upon the A Share Issue; 4] issue targets:

natural persons, legal persons or other investors

recognized by the China Securities Regulatory

Commission [CSRC], who maintain A Share accounts with

 the Shenzhen Stock Exchange but excluding those who

are prohibited under the PRC laws, regulations or

other regulatory requirements which the Company shall

 comply with; 5] method of issue: to be conducted via

 a combination of placement through offline offering

to target investors, and issue at fixed price for

subscription by online fund, or such other method[s]

as permitted by CSRC; 6] issue price: to be

determined by negotiation between the Board and the

lead underwriter based on the condition of the

securities market; 7] use of proceeds: the total

investment amount of the proceeds from the proposed A

 Share issue will be approximately RMB2,850,000,000

and invested in the following projects: i] production

 project on lithium-ion batteries; ii] the project on

 the research, development and manufacturing base for

 automobiles in Shenzhen; iii] the expansion project

on automobile products and accessories of BYD Auto

Company Limited; and iv] the second phase of the

project on solar energy batteries manufacturing

facilities with a production capacity of 300 MW per

year for the second phase and a target production

capacity of 1 GW per year after all phases; in the

event that the proceeds raised are insufficient, the

Board will determine the actual usage of the proceeds

 according to the significance and urgency of the

above investment projects and any shortfall will be

raised by the Company itself; in the event that such

proceeds exceed the total investment amount of these

projects, the surplus will be applied as working

capital; before receiving such proceeds, the Company

will finance the above investment projects with its

existing funds and bank loans based on the individual

 progress of the above investment projects, upon

receiving such proceeds, these existing funds so

applied will be replaced by the proceeds and bank

loans will be repaid; 8] place of listing: the

Shenzhen Stock Exchange; 9] time for offering and

listing: to be determined after discussion and

agreement between the Board and the relevant

regulatory authorities, following the approval by

CSRC and the stock exchange; 10] distribution

arrangements with regard to accumulated profits prior

PROPOSAL #S.2: Approve to resolve, this Resolution in        ISSUER            YES             FOR                  FOR

 respect of the grant of authority to the Board of

Directors to deal with the matters for the initial

public offering and listing of A Shares; authorize

the Board of Directors, to deal with the matters in

respect of the A Share Issue at its discretion and

with full authority subject to and as stipulated by

the relevant laws and regulations, including but not

limited to the following: 1] to implement all

procedures in connection with the A Share Issue,

including the submission of the application for the A

 Share Issue to the CSRC and after the approval of

the said application, the submission of the

application for listing of the A Shares to the stock

exchange; to propose amendments, supplements,

explanations and clarifications in respect of

relevant documents to regulatory authorities such as

CSRC on behalf of the Company; 2] to determine and

deal with at its discretion and with full authority,

matters relating to the A Share Issue: under the

proposal of the A Share Issue considered and approved

 by the Shareholders' general meeting and permitted

by CSRC, to formulate and execute the proposal of the

 A Share Issue, including but not limited to

determine the time of issue, number of A Shares to be

 issued, method of issue, issue price, issue targets,

 quantity and proportion of A Shares to be issued to

corresponding issue targets, and other relevant

matters relating to the A Share Issue, and to make

alterations to the above in accordance with actual

circumstances; 3] to formulate, review, amend and

execute all application documents, other necessary

documents and agreements in respect of the A share

issue in accordance to the requirements of relevant

regulatory authorities, stock exchange and approving

authorities, including but not limited to prospectus

and other relevant documents; to publish relevant

documents to the media and provide explanations,

illustration and clarifications on behalf of the

Company; 4] within the scope of the usage of proceeds

 approved by the Shareholders' general meeting and in

 accordance with the actual circumstances, to make

analysis and reasonable adjustments on the projects,

investment amounts, timing and method of the

implementation, etc. under the usage of proceeds from

 the A Share Issue; 5] upon the completion of A Share

 Issue, to deal with the relevant registration and

settlement matters with the China Securities

Depository and Clearing Corporation Limited and its

branch companies based on the actual conditions of

the A share issue; 6] based on the conditions of the

A share issue, to make supplementary amendments to

the Articles of Association of the Company

accordingly and undertake the relevant procedures

such as application for approval and changes of

business registration, and to make amendments to the

Articles of Association of the Company within the

scope of the proposal of the A share issue and in

accordance with the requirements of the supervisory

authorities; 7] to determine specific account[s] for

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BYD CO LTD

  TICKER:                  N/A                 CUSIP:   Y1023R104

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, in respect of the Company's          ISSUER            YES             FOR                  FOR

initial public offering and listing of A Shares, to

issue domestic listing Renminbi denominated ordinary

shares [A Shares] and apply for the listing of A

Shares on the Shenzhen Stock Exchange [the A Share

Issue] subject to the following conditions: type of

shares to be issued: Renminbi denominated ordinary

shares [A Shares]; nominal value of the A Shares: RMB

 1.00 each; number of A shares to be issued: not more

 than 100,000,000 A Shares, authorize the Board to

determine the actual number of A Shares to be issued

after taking into account the then market condition

upon the A Share Issue; Issue targets: natural

persons, legal persons or other investors recognized

by the China Securities Regulatory Commission [CSRC],

 who maintain A Share accounts with the Shenzhen

Stock Exchange but excluding those who are prohibited

 under the PRC laws, regulations or other regulatory

requirements which the Company shall comply with;

method of issue: to be conducted via a combination of

 placement through offline offering to target

investors, and issue at fixed price for subscription

by online fund, or such other methods as permitted by

 CSRC; issue price: to be determined by negotiation

between the Board and the lead underwriter based on

the condition of the securities market; use of

proceeds: the total investment amount of the proceeds

 from the proposed A Share Issue will be

approximately RMB 2,850,000,000 and invested in the

following projects: i] production project on lithium-

ion batteries; ii] the project on the research,

development and manufacturing base for automobiles in

 Shenzhen; iii] the expansion project on automobile

products and accessories of BYD Auto Company Limited;

 and iv] the second phase of the project on solar

energy batteries manufacturing facilities with a

production capacity of 300 MW per year for the second

 phase and a target production capacity of 1 GW per

year after all phases; in the event that the proceeds

 raised are insufficient, the Board will determine

the actual usage of the proceeds according to the

significance and urgency of the above investment

projects and any shortfall will be raised by the

Company itself; in the event that such proceeds

exceed the total investment amount of these projects,

 the surplus will be applied as working capital,

before receiving such proceeds, the Company will

finance the above investment projects with its

existing funds and bank loans based on the individual

 progress of the above investment projects, upon

receiving such proceeds, these existing funds so

applied will be replaced by the proceeds and bank

loans will be repaid; place of listing: the Shenzhen

Stock Exchange; time for offering and listing: to be

determined after discussion and agreement between the

 Board and the relevant regulatory authorities,

following the approval by CSRC and the stock

exchange; distribution arrangements with regard to

accumulated profits prior to the offering: all

shareholders of the Company after the offering will

PROPOSAL #S.2: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

deal with the matters for the initial public offering

 and listing of A Shares and to deal with the matters

 in respect of the A Share Issue at its discretion

and with full authority subject to and as stipulated

by the relevant laws and regulations, including but

not limited to the following: to implement all

procedures in connection with the A Share Issue,

including the submission of the application for the A

 Share Issue to the CSRC and after the approval of

the said application, the submission of the

application for listing of the A Shares to the Stock

Exchange; to propose amendments, supplements,

explanations and clarifications in respect of

relevant documents to regulatory authorities such as

CSRC on behalf of the Company; to determine and deal

with at its discretion and with full authority,

matters relating to the A Share Issue: under the

proposal of the A Share Issue considered and approved

 by the Shareholders' general meeting and permitted

by CSRC, to formulate and execute the proposal of the

 A Share Issue, including but not limited to

determine the time of issue, number of A Shares to be

 issued, method of issue, issue price, issue targets,

 quantity and proportion of A Shares to be issued to

corresponding issue targets, and other relevant

matters relating to the A Share Issue, and to make

alterations to the above in accordance with actual

circumstances; to formulate, review, amend and

execute all application documents, other necessary

documents and agreements in respect of the A Share

Issue in accordance to the requirements of relevant

regulatory authorities, stock exchange and approving

authorities, including but not limited to prospectus

and other relevant documents; to publish relevant

documents to the media and provide explanations,

illustration and clarifications on behalf of the

Company; within the scope of the usage of proceeds

approved by the Shareholders' general meeting and in

accordance with the actual circumstances, to make

analysis and reasonable adjustments on the projects,

investment amounts, timing and method of the

implementation, etc. under the usage of proceeds from

 the A Share Issue; upon the completion of A Share

Issue, to deal with the relevant registration and

settlement matters with the China Securities

Depository and Clearing Corporation Limited and its

branch companies based on the actual conditions of

the A Share Issue; based on the conditions of the A

Share Issue, to make supplementary amendments to the

Articles of Association of the Company accordingly

and undertake the relevant procedures such as

application for approval and changes of business

registration, and to make amendments to the Articles

of Association of the Company within the scope of the

 proposal of the A Share Issue and in accordance with

 the requirements of the supervisory authorities; to

determine specific accounts for proceeds prior to the

 A Share Issue according to the needs of the Company;

 to amend the proposal of the issue and continue to

deal with the matters of the

PROPOSAL #S.3: Approve, in respect of the amendments         ISSUER            YES             FOR                  FOR

to the Articles of Association of the Company and the

 schedule thereto, the amended Articles of

Association of BYD Company Limited and the Rules and

Procedures of Shareholders' General Meeting of BYD

Company Limited, such amended Articles of Association

 and schedule thereto be effective after the approval

 of the A Share Issue by CSRC and from the date on

which the A Shares are listed on the Stock Exchange,

provided that the Articles of Association shall be

submitted to the authorities on commerce; the

relevant resolutions resolved at the Company's first

EGM in 2008 held on 20 MAR 2008 approving the Rules

and Procedures of Board of Director Resolutions of

BYD Company Limited, Rules and Procedures of

Supervisory Committee Resolutions of BYD Company

Limited, Regulations on Independent Non-executive

Directors of BYD Company Limited, Regulations on

Connected Transactions Strategies of BYD Company

Limited and Regulations on External Guarantee of BYD

Company Limited remain to be valid, and the above

mentioned will be effective after the approval of the

 A Share Issue by CSRC and from the date on which the

 A Shares are listed on the Stock Exchange

PROPOSAL #4.: Approve, in respect of the engagement          ISSUER            YES             FOR                  FOR

of accountants for specific purpose, the engagement

of Ernst & Young Hua Ming as the specific accountants

 for the purpose of the A Share Issue, which will

produce audited reports and other specialist reports

in accordance with the accounting principles and

regulations in the PRC, and the term of engagement

shall commence from the date on which this resolution

 is passed until the completion of the works for the

A Share Issue, and authorize the Board of Directors

to fix the remuneration of the above accountants

based on actual Circumstances

PROPOSAL #5.: Approve, in respect of the provision of        ISSUER            YES         AGAINST           AGAINST

 guarantees for the Company's domestic subsidiaries,

from the date on which this resolution is passed

until the date of the conclusion of the 2009 AGM of

the Shareholders to be held in 2010, and under the

credit amount signed off by banks and the Company,

provide joint liability guarantees for its domestic

subsidiaries in respect of bank loans to such

subsidiaries within such credit amount

PROPOSAL #6.: Approve, in respect of the amendments          ISSUER            YES             FOR                  FOR

to Usage Management System of Funds Raised of BYD

Company Limited, the amendments to Usage Management

System of Funds Raised of BYD Company Limited, and

the amended Usage Management System of Funds Raised

of BYD Company Limited be effective after the

approval of the A Share Issue by CSRC and from the

date on which the A Shares issued under the A Share

Issue are listed on the Stock Exchange

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BYD CO LTD

  TICKER:                  N/A                 CUSIP:   Y1023R104

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the working report of the Board        ISSUER            YES             FOR                  FOR

 of Directors of the Company for the YE 31 DEC 2009

PROPOSAL #2.: Approve the working report of the                 ISSUER            YES             FOR                  FOR

Supervisory Committee of the Company for the YE 31

DEC 2009

PROPOSAL #3.: Approve the audited financial                        ISSUER            YES             FOR                  FOR

statements of the Company as at and for the YE 31 DEC

PROPOSAL #4.: Approve the proposal for appropriation         ISSUER            YES             FOR                  FOR

of profit of the Company for the YE 31 DEC 2009

PROPOSAL #5.: Re-appoint Ernst & Young as the                     ISSUER            YES             FOR                  FOR

Company's International Auditors for the FY of 2010,

to hold office until the conclusion of the next AGM

of the Company, and authorize the Board of Directors

of the Company to determine its remuneration

PROPOSAL #6.: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Directors of the Company in 2010

PROPOSAL #7.: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Supervisors of the Company in 2010

PROPOSAL #8.: Approve the Company, from the date on          ISSUER            YES         AGAINST           AGAINST

which this resolution is passed until the date of the

 conclusion of the 2010 AGM of the shareholders to be

 held in 2011, and subject to the credit amount

signed off by banks and the Company, to provide joint

 liability guarantees for its domestic subsidiaries

in respect of bank loans to such subsidiaries within

such credit amount

PROPOSAL #9.: Approve or ratify (i) the release of            ISSUER            YES             FOR                  FOR

the pledge of 4,000,000 Domestic Shares and

27,000,000 Domestic Shares by Mr. Lu Xiang-yang and

Guangzhou Youngy Management & Investment Group

Company Limited (Guangzhou Youngy), respectively, to

China Construction Bank, Dongshan branch (CCB) to

secure certain borrowings from CCB to Guangzhou

Rongda Power Supply Material Co., Ltd. (Guangzhou

Rongda); (ii) the pledge of 15,200,000 Domestic

Shares and 40,000,000 Domestic Shares by Mr. Lu

Xiang-yang and Guangzhou Youngy, respectively, to CCB

 to secure certain new borrowings from CCB to

Guangzhou Rongda; (iii) the release of the pledge of

60,000,000 Domestic Shares by Mr. Lu Xiang-yang to

Shenzhen Development Bank, Yangcheng branch (SDB) to

secure certain borrowing from SDB to Guangzhou

Rongda; and (iv) the pledge of 44,607,155 Domestic

Shares by Mr. Lu Xiang-yang to SDB to secure certain

new borrowing from SDB to Guangzhou Rongda

PROPOSAL #10.: Approve the proposals (if any) put              ISSUER            YES         AGAINST           AGAINST

forward in accordance with the Articles of

Association of the Company by any shareholder(s)

holding 5% or more of the Shares carrying the right

to vote at the AGM

PROPOSAL #S.11: Authorize the Board of Directors of          ISSUER            YES         AGAINST           AGAINST

the Company (the Board) a general mandate to allot,

issue and deal with additional shares in the capital

of the Company, whether domestic shares or H shares,

subject to the conditions: (i) that the aggregate

nominal amount of shares allotted, issued and dealt

with or agreed conditionally or unconditionally to be

 allotted, issued or dealt with by the Board pursuant

 to the general mandate shall not exceed 20% of the

total nominal amount of shares of the same class of

the Company in issue; (ii) that the exercise of the

general mandate is subject to all governmental and/or

 regulatory approval(s), if any, under the applicable

 law (including but without limitation to the Company

 Law of the PRC and the Rules Governing the Listing

of Securities on The Stock Exchange of Hong Kong

Limited); [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of a 12-month period following the passing

 of this resolution; and to approve, execute and do

or procure to be executed and done, all such

documents, deeds and things as it may consider

necessary in connection with the allotment and issue

of any new shares pursuant to the exercise of the

general mandate referred to in this resolution

PROPOSAL #S.12: Authorize the Directors of BYD                   ISSUER            YES         AGAINST           AGAINST

Electronic (International) Company Limited (BYD

Electronic) to allot, issue and otherwise deal with

new shares of BYD Electronic not exceeding 20% of the

 aggregate nominal amount of the issued share capital

 of BYD Electronic

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  C.P.ALL PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y1772K169

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minutes of the          ISSUER            YES             FOR                  FOR

AGM of shareholders No. 1/2009

PROPOSAL #2.: Approve the Board of Directors' report         ISSUER            YES             FOR                  FOR

regarding the last year operation of the Company

PROPOSAL #3.: Approve the balance sheet and income            ISSUER            YES             FOR                  FOR

statement for the YE 31 DEC 2009

PROPOSAL #4.: Approve the appropriation of profit and        ISSUER            YES             FOR                  FOR

 the dividend payment

PROPOSAL #5.A: Appointment of Prof. Dr. Komain                   ISSUER            YES             FOR                  FOR

Bhatarabhirom as a Director

PROPOSAL #5.B: Appointment of Mr. Pridi Boonyoung as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #5.C: Appointment of Mr. Padoong                            ISSUER            YES             FOR                  FOR

Techasarintr as a Director

PROPOSAL #5.D: Appointment of Mr. Suphachai                        ISSUER            YES             FOR                  FOR

Phisitvanich as a Director

PROPOSAL #5.E: Appointment of Mr. Adirek Sripratak as        ISSUER            YES         AGAINST           AGAINST

 a Director

PROPOSAL #6.: Amend the authorized signatories                    ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Approve the Directors' remuneration               ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Appointment of the Company's Auditor            ISSUER            YES             FOR                  FOR

and approve the Auditor's remuneration

PROPOSAL #9.: Amend the Company's Memorandum of                 ISSUER            YES             FOR                  FOR

Association under Clause 3 under the Company's

objectives

PROPOSAL #10.: Other [if any]                                                  ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  C.P.ALL PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y1772K169

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to certify the minutes of the            ISSUER            YES             FOR                  FOR

AGM for the year 2010

PROPOSAL #2: Approve to enter into the changes of              ISSUER            YES             FOR                  FOR

investment in convertible bonds  CB issued by CTEI

held by CPALL and LDI to investment in convertible

preferred share  CPS  issued by CTEI and concurrently

 entering into the put option call option agreement

of CTEI's CPS with C.P. Holding  BVI  Investment

Company limited  CPH

PROPOSAL #3: Approve CPALL and LDI to exercise the            ISSUER            YES             FOR                  FOR

right to sell  put option  CTEI's CPs in whole to CPH

 immediately after receiving CPS

PROPOSAL #4: Other business  if any                                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAIRN INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y1081B108

  MEETING DATE:      7/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, the pursuant to the                        ISSUER            YES             FOR                  FOR

provisions of Section 17 and other applicable

provisions of the Companies Act, 1956, and subject to

 the confirmation of the Company Law Board, the

Registered Office of the Company be shifted from the

State of Maharashtra to the State of Rajasthan and

the Clause II of the memorandum of association be

altered by substituting the words 'Maharashtra i.e.

within the Jurisdiction of Registrar of Companies,

Maharashtra at Mumbai' by the words 'Rajasthan'; and

amend pursuant to the provisions of Section 31 of the

 Companies Act, 1956, Article 2 of the Articles of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAIRN INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y1081B108

  MEETING DATE:      8/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited Balance          ISSUER            YES             FOR                  FOR

Sheet as at 31 MAR 2009 and the profit and loss

account of the Company for the period ended on that

date together with the reports of the Directors and

Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Aman Mehta as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Dr. Omkar Goswami as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Appoint Messrs S.R. Batliboi &                       ISSUER            YES             FOR                  FOR

Associates, as the Auditors of the Company to hold

office from the conclusion of this AGM until the

conclusion of the next AGM and approve to fix their

remuneration

PROPOSAL #5.: Appoint Ms. Jann Brown as a Director of        ISSUER            YES             FOR                  FOR

 the Company, whose term of office shall not be

liable to retirement by rotation

PROPOSAL #6.: Appoint Mr. Edward T. Story as a                   ISSUER            YES             FOR                  FOR

Director of the Company, whose term of office shall

be liable to retirement by rotation

PROPOSAL #7.: Authorize the Board of Directors,                 ISSUER            YES             FOR                  FOR

pursuant to the provisions of Section 61 of Companies

 Act, 1956 and other applicable provisions of the

laws, rules and regulations for the time being in

force, to make changes in the terms of the Prospectus

 dated 22 DEC 2006 [the 'Prospectus'] filed by the

Company with the Registrar of Companies, Maharashtra,

 Mumbai to enable transfer of the unutilized balance

of INR 5,449 million inter-se to the object category

of 'Developments from other object categories as

specified; and authorize the Board of Directors or a

Committee thereof to invest the funds, pending

utilization for the purpose as described in the

Prospectus, in principal protected funds, derivative

linked debt instruments other fixed and variable

instruments, index based debt instruments rated and

unrated debentures and bonds and any other interest

bearing instruments over and above instruments as

stated in the Prospectus including deleting, adding,

amending or in any way varying the terms of any

object(s) as specified in the prospectus, and to do

all such acts, deeds and things as may be deemed

necessary to give effect to aforesaid resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAIRN INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y1081B108

  MEETING DATE:      2/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to Sections 391 to          ISSUER            YES             FOR                  FOR

394 read with Sections 78, 100 to 103 of the

Companies Act, 1956, Rules 67 to 87 of the Companies

[Court] Rules, 1959 and other applicable provisions,

if any, of the Act and the Rules and subject to

sanction by the Honorable High Court of Judicature at

 Bombay and Honorable High Court of Judicature at

Madras and other requisite consents and approvals, if

 any, being obtained, and subject to such terms and

conditions and modifications as may be imposed,

prescribed or suggested by the said Honorable High

Court(s) or other applicable authorities or by the

Board of Directors of respective Companies, the

Scheme of Arrangement between Cairn Energy India Pty

Limited, Cairn Energy India West B.V., Cairn Energy

Cambay B.V., Cairn Energy Gujarat B.V. and Cairn

India Limited and their respective shareholders and

creditors in terms of the Scheme laid before the

meeting; authorize the Board of Directors to sign,

seal and deliver all documents, agreement and deeds

and perform all acts, matters and things and to take

all such steps as may be necessary or desirable to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAIRN INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y1081B108

  MEETING DATE:      2/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 78, 100 to 103 and other applicable

provisions, if any, of the Companies Act, 1956 and

Article 8 of the Articles of Association of the

Company and subject to the sanction of the Scheme of

Arrangement between Cairn Energy India Pty Limited,

Cairn Energy India West B.V., Cairn Energy Cambay

B,V., Cairn Energy Gujarat B.V. and Cairn India

Limited and their respective shareholders and

Creditors ['the Scheme'] by the Honorable High Court

of Judicature at Bombay and the Honorable High Court

of Judicature at Madras under Sections 391 to 394

read with Sections 78, 100 to 103 and other

applicable provisions, if any, of the Companies Act,

1956, the Goodwill arising pursuant to the Scheme

shall be adjusted against the balance in the

Securities Premium Account, not exceeding INR 15,000

crores, of the Company; authorize the Board

[including its Committee(s) thereof], for the purpose

 of giving effect to this resolution, to determine

the date and the exact amount to be utilized from the

 Securities Premium Account to adjust the Goodwill

arising pursuant to the Scheme, and to do all acts,

deeds and things as may be considered necessary,

proper or expedient without being required to seek

any further consent or approval of the Company or

otherwise to the end and intent that they shall be

deemed to have been given approval thereto expressly

by the authority of this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAP SA CAP COMPANIA DE ACEROS DEL PACIFICO

  TICKER:                  N/A                 CUSIP:   P25625107

  MEETING DATE:      3/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the offer received from M.C.              ISSUER            YES         AGAINST           AGAINST

Inversiones Ltda., subsidiary office of Mitsubishi

Corporation, to become shareholders of Compania

Minera Del Pacifico S.A. : a) to this purpose, the

procedure would be by means of takeover merger of

Compania Minera Huasco S.A., and in such a case, to

receive 15.9% of Company shares, and later, to

subscribe and make down payment of USD 401,000,000 of

 a capital increase of Company, with which MCI shall

increase its direct participation to a 25% paid in

capital of Company; CONTD.

PROPOSAL #2: Approve to inform about the agreement            ISSUER            YES         AGAINST           AGAINST

made by the Board of Directors of Cap S.A., the

operation and accepting the offer, subject, however,

to the ratification of the special stockholders

PROPOSAL #3: Ratify the agreement of the Board of              ISSUER            YES         AGAINST           AGAINST

Directors stated in foregoing number 2

PROPOSAL #4: Adopt the other agreements necessary to         ISSUER            YES         AGAINST           AGAINST

implement the preceding ones

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAP SA CAP COMPANIA DE ACEROS DEL PACIFICO

  TICKER:                  N/A                 CUSIP:   P25625107

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, balance sheet        ISSUER            YES             FOR                  FOR

 and profit and loss statements of the period 2009,

and be informed of the status of the Company and of

the reports of the External Auditors

PROPOSAL #2: Approve the policy of dividends                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appointment of External Auditors                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration of the Board of        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #5: Approve the remuneration of Members of          ISSUER            YES             FOR                  FOR

the Committee of Directors and budget of expenses

incurred in the operation of such Committee

PROPOSAL #6: Appointment of rating agencies                         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the account statement regarding         ISSUER            YES             FOR                  FOR

diverse operations with related parties

PROPOSAL #8: Other matters of social interest of the         ISSUER             NO              N/A                  N/A

competency of the stockholders meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITAL SECURITIES CORP

  TICKER:                  N/A                 CUSIP:   Y11003103

  MEETING DATE:      11/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposal of merger with              ISSUER            YES             FOR                  FOR

Entie Securities Finance Co

PROPOSAL #2.: Approve the issuance of new shares                ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Other issues and extraordinary motions         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITAL SECURITIES CORP

  TICKER:                  N/A                 CUSIP:   Y11003103

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of merger                                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of the issuance via private        ISSUER             NO              N/A                  N/A

 placement

PROPOSAL #A.5: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Receive the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.1 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 84

shares for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B6.a: Elect of Tai Chuan Investment                     ISSUER            YES             FOR                  FOR

Co.,LTD. [shareholder No.23414811]  Representative:

George T.w. Chen as a Director

PROPOSAL #B6.b: Elec Tai Chuan Investment CO. LTD.            ISSUER            YES             FOR                  FOR

[Shareholder NO.23414811] representative: Ching-Tsun

Liu as a Director

PROPOSAL #B6.c: Elect Wen-Zhong Development CO. LTD.         ISSUER            YES             FOR                  FOR

[shareholder NO.96968020] Representative: yung tu wei

 as a Director

PROPOSAL #B6.d: Elect Kwang Hsing Industrial CO. LTD.        ISSUER            YES             FOR                  FOR

 [Shareholder NO.75183902] Representative: Shih

Chiang Lin as a Director

PROPOSAL #B6.e: Elect Chin Lung Investment CO. LTD.          ISSUER            YES             FOR                  FOR

[Shareholder NO.23362010] Representative: Chin Shun

Chen as a Director

PROPOSAL #B6.f: Elect Hung Chia Investment CO. LTD.          ISSUER            YES             FOR                  FOR

[Shareholder NO.23221125] Representative: Ya Han Lin

as a Director

PROPOSAL #B6.g: Elect Hung Chia Investment Co., Ltd.         ISSUER            YES             FOR                  FOR

[Shareholder NO.23221125] Representative: Ting Chi

Wen as a Director

PROPOSAL #B6.h: Elect Tai Lian Investment CO.,LTD.            ISSUER            YES             FOR                  FOR

[SHAREHOLDER NO.23415017] Representative: Hung Nan

Lin as a Director

PROPOSAL #B6.i: Elect Tai Lian Investment CO.,Ltd.            ISSUER            YES             FOR                  FOR

[Shareholder NO.23415017]Representative: Yuh Chyi Kuo

 as a Director

PROPOSAL #B6.j: Election of CHANG PANG CHANG as an            ISSUER            YES             FOR                  FOR

Independent Director of the Company [ID NO.N102640906]

PROPOSAL #B6.k: Election of WEN CHIH HUANG as an                ISSUER            YES             FOR                  FOR

Independent Director of the Company [ID NO.S102212577]

PROPOSAL #B6.l: Election of HSIN-HUI LIN as an                   ISSUER            YES             FOR                  FOR

Independent Director of the Company [ID NO.S100449870]

PROPOSAL #B6.m: Election of CHIH TIEN HUANG as an              ISSUER            YES             FOR                  FOR

Independent Director of the Company [ID NO.T120881240]

PROPOSAL #B6.n: Elect San River Industrial CO.Ltd.            ISSUER            YES             FOR                  FOR

[Shareholder NO.12150637]Representative: Chun Sheng

Chang as a Supervisor

PROPOSAL #B6.o: Elect Yi Hsin Development CO.,LTD.            ISSUER            YES             FOR                  FOR

[Shareholder NO.97455028] Representative: Chang Fu Wu

 as a Supervisor

PROPOSAL #B6.p: Elect Hung sheng Industrial CO., LTD.        ISSUER            YES             FOR                  FOR

 Shareholder NO.23416260 Representative: sheng chang

lai as a Supervisor

PROPOSAL #B6.q: Elect Paragon Investment CO., LTD.            ISSUER            YES             FOR                  FOR

Shareholder NO.23535076 Representative: Han Tung Lin

as a Supervisor

PROPOSAL #B6.r: Elect Ata Investment Company                       ISSUER            YES             FOR                  FOR

Shareholder NO.23357591 Representative: Li Wei Hsiou

MA as a Supervisor

PROPOSAL #B.7: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARSO GLOBAL TELECOM SAB DE CV

  TICKER:                  N/A                 CUSIP:   P2142R108

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Presentation and, if relevant, approval         ISSUER             NO              N/A                  N/A

of the report from the general Director prepared in

accordance with Article 172 of the general mercantile

 companies law and Article 44, Part XI, of the

securities market law, accompanied by the opinion of

the outside auditor, regarding the operations and

results of the Company for the FYE 31 DEC 2009, as

well as the opinion of the Board of Directors

regarding the content of said report, presentation

and, if relevant, approval of the report from the

Board of Directors that is referred to in Article

172, line b, of the general mercantile companies law

in which are contained the ma in accounting and

information policies and criteria followed in the

preparation of the financial information of the

Company, presentation and, if relevant, approval of

the report of the activities..CONTD

PROPOSAL #II: Presentation and, if relevant, approval        ISSUER             NO              N/A                  N/A

 of the proposal for the allocation of results

resolutions in this regard

PROPOSAL #III: Ratification, if relevant, of the term        ISSUER             NO              N/A                  N/A

 in office of the Board of Directors and of the

general Director for the 2009 FY and appointment or

ratification, if relevant, of the people who will

make up the Board of Directors of the Company and

other bodies, after classification of their

independence, if relevant, as well as of the

Chairperson of the audit Committee, as well as

determination of the corresponding compensation

PROPOSAL #IV: Approval of the maximum amount of funds        ISSUER             NO              N/A                  N/A

 that can be allocated to the acquisition of shares

of the Company for the 2010 FY, as well as a proposal

 and, if relevant, approval regarding the provisions

and policies relate d to the acquisition of shares of

 t he company resolutions in this regard

PROPOSAL #V: Designation of delegates who will carry         ISSUER             NO              N/A                  N/A

out the resolutions passed by this meeting and, if

relevant, formalize them as appropriate resolutions

in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CATCHER TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y1148A101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The indirect investment in people's            ISSUER             NO              N/A                  N/A

republic of China

PROPOSAL #A.4: The status of the local unsecured                ISSUER             NO              N/A                  N/A

convertible corporate bonds

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the status of capital                       ISSUER            YES             FOR                  FOR

injection by issuing new shares or convertible bonds

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.8: Elect Ming Long Wang as a Director [ID        ISSUER            YES         AGAINST           AGAINST

 NO.C100552048]

PROPOSAL #B.9: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.10: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CATHAY FINL HLDG LTD

  TICKER:                  N/A                 CUSIP:   Y11654103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the 2009 local unsecured        ISSUER             NO              N/A                  N/A

 convertible bonds

PROPOSAL #A.4: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend:  TWD 0.5 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, staff  bonus and capital

reserves, proposed stock dividend: 50 for 1,000

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5.1: Election of Min-Houng Hong as an              ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #B.5.2: Election of Tsing Yuan Hwang as an          ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #B.5.3: Election of Ming Jian Kuo as an                ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from  participation in competitive  business

PROPOSAL #B.7: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CELLCOM ISRAEL LTD

  TICKER:                  CEL                 CUSIP:   M2196U109

  MEETING DATE:      9/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: AMI EREL                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1B: ELECTION OF DIRECTOR: SHAY LIVNAT                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1C: ELECTION OF DIRECTOR: RAANAN COHEN                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1D: ELECTION OF DIRECTOR: AVRAHAM BIGGER             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1E: ELECTION OF DIRECTOR: RAFI BISKER                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1F: ELECTION OF DIRECTOR: SHLOMO WAXE                  ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: HAIM GAVRIELI               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1H: ELECTION OF DIRECTOR: ARI BRONSHTEIN             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1I: ELECTION OF DIRECTOR: TAL RAZ                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #02: REAPPOINTMENT OF SOMEKH CHAIKIN, AS              ISSUER            YES             FOR                  FOR

INDEPENDENT AUDITORS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CELLCOM ISRAEL LTD

  TICKER:                  N/A                 CUSIP:   M2196U109

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Re-elect A. Erel as an Officiating              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.2: Re-elect S. Livnat as an Officiating          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.3: Re-elect R. Cohen as an Officiating            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.4: Re-elect A. Bigger as an Officiating          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.5: Re-elect R. Bisker as an Officiating          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.6: Re-elect S. Waxe as an Officiating              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Re-elect H. Gavrieli as an Officiating        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #1.8: Re-elect A. Bronshtein as an                        ISSUER            YES         AGAINST           AGAINST

Officiating Director

PROPOSAL #1.9: Re-elect T. Raz as an Officiating                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #2.1: Re-elect R. Baytel as an External                ISSUER            YES             FOR                  FOR

Director for an additional statutory 3 year period

PROPOSAL #2.2: Re-elect J. Barnea as an External                ISSUER            YES             FOR                  FOR

Director for an additional statutory 3 year period

PROPOSAL #3: Re-appoint the Accountant Auditors                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve the financial statements for the        ISSUER            YES         ABSTAIN           AGAINST

 YE 31 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CELLCOM ISRAEL LTD

  TICKER:                  CEL                 CUSIP:   M2196U109

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: AMI EREL                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1B: ELECTION OF DIRECTOR: SHAY LIVNAT                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1C: ELECTION OF DIRECTOR: RAANAN COHEN                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1D: ELECTION OF DIRECTOR: AVRAHAM BIGGER             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1E: ELECTION OF DIRECTOR: RAFI BISKER                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1F: ELECTION OF DIRECTOR: SHLOMO WAXE                  ISSUER            YES             FOR                  FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: HAIM GAVRIELI               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1H: ELECTION OF DIRECTOR: ARI BRONSHTEIN             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1I: ELECTION OF DIRECTOR: TAL RAZ                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2A: ELECTION OF EXTERNAL DIRECTOR: RONIT            ISSUER            YES             FOR                  FOR

BAYTEL

PROPOSAL #2B: ELECTION OF EXTERNAL DIRECTOR: JOSEPH          ISSUER            YES             FOR                  FOR

BARNES

PROPOSAL #03: REAPPOINTMENT OF SOMEKH CHAIKIN, AS              ISSUER            YES             FOR                  FOR

INDEPENDENT AUDITORS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CELLTRION INC

  TICKER:                  N/A                 CUSIP:   Y1242A106

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet, income                   ISSUER            YES             FOR                  FOR

statement and statement of appropriation of retained

earnings for FYE Dec 2009

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES         AGAINST           AGAINST

Articles of incorporation

PROPOSAL #3.1: Election of Kyung Ho Lee as a Non-               ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.2: Election of outside Director Dong Il          ISSUER            YES             FOR                  FOR

Kim

PROPOSAL #3.3: Election of outside Director Chul Man         ISSUER            YES             FOR                  FOR

Baek

PROPOSAL #3.4: Election of outside Director Yo Seip          ISSUER            YES             FOR                  FOR

Lee

PROPOSAL #3.5: Election of outside Director Yoo Hee          ISSUER            YES             FOR                  FOR

Lee

PROPOSAL #3.6: Election of outside Director Kyun Seok        ISSUER            YES             FOR                  FOR

 Cho

PROPOSAL #4: Election of 3 Audit Committee Members             ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES         AGAINST           AGAINST

the Directors

PROPOSAL #6: Approve the Stock Option for staff                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CEMEX SAB DE CV

  TICKER:                  N/A                 CUSIP:   P22561321

  MEETING DATE:      9/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #i.: Approve to increase the share capital          ISSUER            YES             FOR                  FOR

in its variable part, and to issue bonds convertible

into shares, for which it proposes the issuance of up

 to 4,800,000,000 unsubscribed shares to be retained

in treasury, to be subscribed later by the investing

public through public offer, under the terms of

Article 53 of the Securities Market Law, or if

relevant to carry out the conversion of the bonds

that are issued in accordance with Article 210(A) of

the General Securities and Credit Operations Law,

without, in both cases, the pre-emptive rights to

subscribe being applicable; the shares representing

the increase in capital will be represented by

Ordinary Bond Certificates ['Cemex Cpo'] that will be

 each be referred to three common shares, and it

being proposed that the public offer and, if

relevant, the issuance of bonds, be carried out

PROPOSAL #ii.: Approve the designation of the person         ISSUER            YES             FOR                  FOR

or people who are responsible for formalizing the

resolutions that are passed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CEMEX SAB DE CV

  TICKER:                  N/A                 CUSIP:   P22561321

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the presentation of the report          ISSUER            YES             FOR                  FOR

of Chief Executive Officer including the financial

statements and the report of the Board of Directors

for the FYE on DEC 2009 in terms of Article 172 of

the General Corporations Law and after getting the

opinion of the Board of Directors on the report of

the Chief Executive Officer, the Audit Committee and

Corporate practices and the report on policies and on

 the review of the situation taxation of the Company

PROPOSAL #II: Approve regarding the application of            ISSUER            YES             FOR                  FOR

profits

PROPOSAL #III: Approve to increase the variable part         ISSUER            YES             FOR                  FOR

of the capital stock from the retained earnings

PROPOSAL #IV: Authorize the Board of administration          ISSUER            YES             FOR                  FOR

of the Cement Industry Cemex, approve the

shareholders for 750 million shares for their future

signature date on behalf of investors before the

convertible bonds in the shares of the Company

previously issued and the subscription right as

stated in Article 210 BIS of the negotiable

instruments and credit transactions law will be not

applicable in this case according to the resulting

agreements of extraordinary shareholders meeting

PROPOSAL #V: Appointment or ratification as the case         ISSUER            YES         AGAINST           AGAINST

may be of the Advisors Members of the

PROPOSAL #VI: Approve the compensation to the Members        ISSUER            YES             FOR                  FOR

 of the Board of Directors as well as the Members of

the Audit Committee and the Corporate Practices

Committee of the Company

PROPOSAL #VII: Approve the designation of delegates          ISSUER            YES             FOR                  FOR

who will carry out and formalize the resolutions

adopted at the ordinary shareholders meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CEMEX SAB DE CV

  TICKER:                  N/A                 CUSIP:   P22561321

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to consolidate the issuance                ISSUER            YES         AGAINST           AGAINST

documents for un amortizable common share

certificates denominated Cemex .CPO, to amend Section

 1 of the issuance documents and increase the number

of Cemex.CPOS to be subscribed for later because of

the conversion of bonds issued by Cemex, S.A.B. De

C.V., all of the foregoing for the purpose of

carrying out the resolutions passed by the AGM of

shareholders of Cemex , S.A.B. De C.V. held on 29 APR

PROPOSAL #2: Approve the designation of special                 ISSUER            YES             FOR                  FOR

delegates

PROPOSAL #3: Approve the meeting minutes                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENCOSUD SA

  TICKER:                  N/A                 CUSIP:   P2205J100

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, balance                 ISSUER            YES             FOR                  FOR

sheet, financial statements and reports of external

Auditors of the FYE on 31 DEC 2009

PROPOSAL #2: Approve the distribution of profits of          ISSUER            YES             FOR                  FOR

FY 2009 and distribution of dividends

PROPOSAL #3: Approve the dividend policy                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve to fix the remuneration to                 ISSUER            YES             FOR                  FOR

Directors for year 2010

PROPOSAL #5: Approve to fix the remuneration for the         ISSUER            YES             FOR                  FOR

Directors, Committee and their budget for year 2010

PROPOSAL #6: Approve the report on expenses incurred         ISSUER            YES             FOR                  FOR

by the Board of Directors and Directors Committee

during FY 2009

PROPOSAL #7: Approve the designation of external                ISSUER            YES             FOR                  FOR

Auditors for year 2010

PROPOSAL #8: Approve the designation of risk                       ISSUER            YES             FOR                  FOR

classifiers agents for year 2010

PROPOSAL #9: Approve to report the matters examined          ISSUER            YES             FOR                  FOR

by Directors Committee and the agreements adopted by

the Board of Directors to approve the operations with

 related parties referred to in Articles 146 and

following of the Law of Corporations

PROPOSAL #10: Approve the report of the activities            ISSUER            YES             FOR                  FOR

and annual management of the Directors Committee

corresponding to year 2009 and the proposals of the

Directors Committee that had not been approved for

the Board of Directors

PROPOSAL #11: Approve the designation of the                       ISSUER            YES             FOR                  FOR

newspaper where legal publications will be made

PROPOSAL #12: Other matters                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTRAIS ELETRICAS BRASILEIRAS S A

  TICKER:                  N/A                 CUSIP:   P22854106

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To examine, discuss and approve the                ISSUER             NO              N/A                  N/A

financial statements relating to the FY that ended on

 31 DEC 2009

PROPOSAL #2: To decide on the allocation of the net          ISSUER             NO              N/A                  N/A

profits from the FY and the distribution of dividends

PROPOSAL #3: Election of the Members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors, and to elect the Chairman

PROPOSAL #4: Election of the Members of the Finance          ISSUER            YES         AGAINST           AGAINST

Committee, and their respective

PROPOSAL #5: To set the global remuneration of the            ISSUER             NO              N/A                  N/A

Board of Directors, Finance Committee and the

Executive Directors

PROPOSAL #6: To decide on the newspapers in which              ISSUER             NO              N/A                  N/A

Company financial statements will be published

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTRAIS ELETRICAS BRASILEIRAS S A

  TICKER:                  N/A                 CUSIP:   P22854122

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                     ISSUER            YES             FOR                  FOR

relating to the FY that ended on 31 DEC 2009

PROPOSAL #2: Approve the allocation of the net                   ISSUER            YES             FOR                  FOR

profits from the FY and the distribution of dividends

PROPOSAL #3: Election of the members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors, and elect the Chairman

PROPOSAL #4: Election of the members of the Finance          ISSUER            YES         AGAINST           AGAINST

Committee, and their respective

PROPOSAL #5: Approve to set the global remuneration          ISSUER            YES         AGAINST           AGAINST

of the Board of Directors, Finance Committee and the

Executive Directors

PROPOSAL #6: Approve to decide on the newspapers in          ISSUER            YES             FOR                  FOR

which Company financial statements will be published

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTRAIS ELETRICAS BRASILEIRAS S A

  TICKER:                  N/A                 CUSIP:   P22854122

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of two Members for the Board,         ISSUER            YES             FOR                  FOR

pursuant to Article 28 of the Bylaws and Article 150

of Law 6404 76

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTRAL EUROPEAN MEDIA ENTERPRISES LTD

  TICKER:                  N/A                 CUSIP:   G20045202

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Ronald S. Lauder as a                ISSUER             NO              N/A                  N/A

Director to serve until the next AGM of shareholders

PROPOSAL #1.2: Election of Herbert A. Granath as a            ISSUER             NO              N/A                  N/A

Director to serve until the next AGM of shareholders

PROPOSAL #1.3: Election of Paul Cappuccio as a                   ISSUER             NO              N/A                  N/A

Director to serve until the next AGM of shareholders

PROPOSAL #1.4: Election of Michael Del Nin as a                 ISSUER             NO              N/A                  N/A

Director to serve until the next AGM of shareholders

PROPOSAL #1.5: Election of Charles R. Frank JR. as a         ISSUER             NO              N/A                  N/A

Director to serve until the next AGM of shareholders

PROPOSAL #1.6: Election of Igor Kolomoisky as a                 ISSUER             NO              N/A                  N/A

Director to serve until the next AGM of shareholders

PROPOSAL #1.7: Election of Alfred W. Langer as a                ISSUER             NO              N/A                  N/A

Director to serve until the next AGM of shareholders

PROPOSAL #1.8: Election of Fred Langhammer as a                 ISSUER             NO              N/A                  N/A

Director to serve until the next AGM of shareholders

PROPOSAL #1.9: Election of Bruce Maggin as a Director        ISSUER             NO              N/A                  N/A

 to serve until the next AGM of shareholders

PROPOSAL #1.10: Election of Parm Sandhu as a Director        ISSUER             NO              N/A                  N/A

 to serve until the next AGM of shareholders

PROPOSAL #1.11: Election of Adrian Sarbu as a                     ISSUER             NO              N/A                  N/A

Director to serve until the next AGM of shareholders

PROPOSAL #1.12: Election of Caryn Seidman Becker as a        ISSUER             NO              N/A                  N/A

 Director to serve until the next AGM of shareholders

PROPOSAL #1.13: Election of Duco Sickinghe as a                 ISSUER             NO              N/A                  N/A

Director to serve until the next AGM of shareholders

PROPOSAL #1.14: Election of Eric Zinterhofer as a              ISSUER             NO              N/A                  N/A

Director to serve until the next AGM of shareholders

PROPOSAL #2: Appointment of Deloitte LLP as the                 ISSUER             NO              N/A                  N/A

Independent Registered Public Accounting Firm of the

Company in respect of the FYE 31 DEC 2010 and

authorize the Board of Directors, acting through the

Audit Committee, to approve their fee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CEZ A.S., PRAHA

  TICKER:                  N/A                 CUSIP:   X2337V121

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening, election of the general meeting        ISSUER            YES             FOR                  FOR

 Chairman, minutes clerk, minutes verifiers and

persons authorized to count the votes

PROPOSAL #2: Receive the Board of Directors report on        ISSUER            YES             FOR                  FOR

 the business activity of the Company and on the

state of its assets for the year 2009; overall

explanation report according to Section 118 Article 8

 of the Act on business activities on the   Capital

PROPOSAL #3: Receive the Supervisory Board report on         ISSUER            YES             FOR                  FOR

the results of control activities

PROPOSAL #4: Receive the Audit Committee report on            ISSUER            YES             FOR                  FOR

the results of activities

PROPOSAL #5: Approve the financial statement of CEZ,         ISSUER            YES             FOR                  FOR

A. S. and consolidated financial statement of CEZ

group for the year 2009

PROPOSAL #6: Approve the decision on distribution of         ISSUER            YES             FOR                  FOR

profit of CEZ, A. S. in the year     2009

PROPOSAL #7: Approve the decision on amendment to the        ISSUER            YES             FOR                  FOR

 Company's Articles of Association

PROPOSAL #8: Approve the decision on providing                   ISSUER            YES             FOR                  FOR

approval of the contract of deposit of part of the

enterprise Power Plant Chvaletice to a subsidiary

Company

PROPOSAL #9: Approve the decision on the volume of            ISSUER            YES             FOR                  FOR

financial means for making donations   in the year

PROPOSAL #10: Approve the confirmation of co-opting,         ISSUER            YES             FOR                  FOR

recall and election of the Supervisory Board Members

PROPOSAL #11: Approve the contracts for performance          ISSUER            YES             FOR                  FOR

of the function of Supervisory Board   Member's

PROPOSAL #12: Approve to recall and election of the          ISSUER            YES             FOR                  FOR

Members of the Audit Committee

PROPOSAL #13: Approve the contracts for performance          ISSUER            YES             FOR                  FOR

of the function of Audit Committee Members

PROPOSAL #14: Conclusion                                                          ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHANG HWA COMMERCIAL BANK

  TICKER:                  N/A                 CUSIP:   Y1293J105

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The publication of local regulations           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Receive the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 0.3 per share

PROPOSAL #B.3.1: Approve to revise Article 6 of the          ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #B.3.2: Approve to revise Article 20 of the         ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #B.3.3: Approve to revise Article 21 of the         ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #B.3.4: Approve to revise Article 38 of the         ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #B.4: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHAODA MODERN AGRICULTURE

  TICKER:                  N/A                 CUSIP:   G2046Q107

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements, the reports of the Directors and of the

Auditors for the FYE 30 JUN 2009

PROPOSAL #2.: Approve the final dividend for the FYE         ISSUER            YES             FOR                  FOR

30 JUN 2008

PROPOSAL #3.A: Re-elect Mr. Kwok Ho as an Executive          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.B: Re-elect Mr. Fung Chi Kin as an                   ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #3.C: Re-elect Mr. Tam Ching Ho as an                   ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #3.D: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company [the Directors] to fix the Directors'

remuneration

PROPOSAL #4.: Re-appoint Grant Thornton as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Board of

Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to purchase, or otherwise acquire shares of HKD 0.10

 each in the capital of the Company on The Stock

Exchange of Hong Kong Limited [the Stock Exchange] or

 on any other stock exchange on which the shares of

the Company may be listed and recognized by the

Securities and Futures Commission of Hong Kong and

the Stock Exchange for this purpose, subject to and

in accordance with all applicable laws and

requirements of the Rules Governing the Listing of

Securities on the Stock Exchange [as amended from

time to time], not exceeding 10% of the aggregate

nominal amount of the issued share capital of the

Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by the Articles of

Association of the Company or any applicable laws to

PROPOSAL #5.B: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to allot, issue and deal with additional shares in

the capital of the Company and make or grant offers,

agreements, options [including bonds, warrants and

debentures convertible into shares of the Company]

and rights of exchange or conversion which might

require the exercise of such powers during and after

the end of the relevant period, shall not exceed 20%

of the aggregate amount of share capital of the

Company in issue as at the date of passing this

resolution, and otherwise than pursuant to: a) a

rights issue; or b) the exercise of options under any

 share option scheme or similar arrangement for the

time being adopted for the grant or issue to option

holders of shares in the Company; or c) an issue of

shares in the Company upon the exercise of any rights

 or subscription or conversion attaching to any

warrants, convertible bonds, debentures or notes

issued by the Company; and/or d) any scrip dividend

and/or other similar arrangement provided for the

allotment of shares in lieu of the whole or part of a

 dividend on shares of the Company in accordance with

 the Articles of Association of the Company from time

 to time; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by the Articles of

Association of the Company or any applicable laws to

PROPOSAL #5.C: Approve, conditional upon the passing         ISSUER            YES         AGAINST           AGAINST

of Resolutions 5.A and 5.B, to extend the general

mandate granted to the Directors of the Company to

allot, issue and otherwise deal with the shares of

the Company pursuant to Resolution 5.B by the

addition thereto of an amount representing the

aggregate nominal amount of the shares of the Company

 purchased or otherwise acquired by the Company

pursuant to Resolution 5.A, provided that such amount

 does not exceed 10% of the aggregate nominal amount

of the issued share capital of the Company at the

date of passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHAROEN POKPHAND FOODS PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y1296K117

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to adopt the minutes of the                ISSUER            YES             FOR                  FOR

annual general shareholders' meeting of 2009 .

PROPOSAL #2: Acknowledge the report on the company's         ISSUER            YES             FOR                  FOR

operations for the year 2009

PROPOSAL #3: Approve the balance sheet and the                   ISSUER            YES             FOR                  FOR

statement of income for the YE 31 DEC 2009 .

PROPOSAL #4: Acknowledge the interim dividend payment        ISSUER            YES             FOR                  FOR

 of the year 2009 .

PROPOSAL #5: Approve the appropriation of profit and         ISSUER            YES             FOR                  FOR

annual dividend payment for the year 2009

PROPOSAL #6: Appointment of the Directors to replace         ISSUER            YES             FOR                  FOR

Directors who retire by rotation and

PROPOSAL #7: Approve the remuneration for the                     ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #8: Appointment of the Company's Auditors            ISSUER            YES             FOR                  FOR

and fix the remuneration for the year

PROPOSAL #9: Approve to accept the entire business            ISSUER            YES             FOR                  FOR

transfer from Pokphand Aquatech Company Limited

PROPOSAL #10: Approve to respond to the queries                  ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHECK POINT SOFTWARE TECHNOLOGIES LTD.

  TICKER:                  CHKP               CUSIP:   M22465104

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: GIL SHWED                                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARIUS NACHT                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JERRY UNGERMAN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAN PROPPER                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID RUBNER                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: TAL SHAVIT                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2A: REELECTION OF OUTSIDE DIRECTOR: YOAV            ISSUER            YES             FOR                  FOR

CHELOUCHE

PROPOSAL #2B: REELECTION OF OUTSIDE DIRECTOR: GUY              ISSUER            YES             FOR                  FOR

GECHT

PROPOSAL #03: TO AUTHORIZE THE CHAIRMAN OF THE BOARD         ISSUER            YES             FOR                  FOR

OF DIRECTORS TO CONTINUE SERVING AS CHAIRMAN OF THE

BOARD OF DIRECTORS AND THE CHIEF EXECUTIVE OFFICER

FOR UP TO THREE YEARS FOLLOWING THE MEETING

PROPOSAL #04: TO RATIFY THE APPOINTMENT AND                        ISSUER            YES             FOR                  FOR

COMPENSATION OF CHECK POINT'S INDEPENDENT PUBLIC

ACCOUNTANTS

PROPOSAL #05: TO APPROVE COMPENSATION TO CHECK                   ISSUER            YES             FOR                  FOR

POINT'S CHIEF EXECUTIVE OFFICER WHO IS ALSO THE

CHAIRMAN OF THE BOARD OF DIRECTORS

PROPOSAL #5A: I AM A CONTROLLING SHAREHOLDER                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5B: I HAVE A PERSONAL INTEREST IN ITEM 5             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHECK POINT SOFTWARE TECHNOLOGIES LTD.

  TICKER:                  CHKP               CUSIP:   M22465104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: GIL SHWED                                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARIUS NACHT                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JERRY UNGERMAN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAN PROPPER                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID RUBNER                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DR. TAL SHAVIT                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT AND                        ISSUER            YES             FOR                  FOR

COMPENSATION OF KOST, FORER, GABBAY & KASIERER, A

MEMBER OF ERNST & YOUNG GLOBAL, AS CHECK POINT'S

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR

PROPOSAL #03: TO APPROVE COMPENSATION TO CHECK                   ISSUER            YES             FOR                  FOR

POINT'S CHIEF EXECUTIVE OFFICER WHO IS ALSO THE

CHAIRMAN OF THE BOARD OF DIRECTORS.

PROPOSAL #4A: I HAVE A PERSONAL INTEREST IN ITEM 3.           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHEIL INDUSTRIES INC, KUMI

  TICKER:                  N/A                 CUSIP:   Y1296J102

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement, balance        ISSUER            YES             FOR                  FOR

 sheet, income statement, the proposed disposition of

 retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of Baek Hwang, Jangjae Lee                ISSUER            YES             FOR                  FOR

Youngjin Kim  External , Sukjoo Hong

PROPOSAL #4: Election of Messrs. Youngjin Kim,                   ISSUER            YES             FOR                  FOR

Haeryun Kang, Sukjoo Hong as Auditors

PROPOSAL #5: Approve the remuneration limit for                 ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHENG SHIN RUBBER INDUSTRY CO LTD

  TICKER:                  N/A                 CUSIP:   Y1306X109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

the financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 250

for 1,000 shares held

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement, guarantee and monetary loans

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHENG UEI PRECISION INDUSTRY CO LTD

  TICKER:                  N/A                 CUSIP:   Y13077105

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The revision to the rules of Board              ISSUER             NO              N/A                  N/A

Meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.4 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, staff bonus, proposed stock

dividend: 10 for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.7: Other issues and Extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHI MEI OPTOELECTRONICS CORP

  TICKER:                  N/A                 CUSIP:   Y1371T108

  MEETING DATE:      1/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the merger with Innolux                   ISSUER            YES         ABSTAIN           AGAINST

Display Corporation/TW0003481008 and Top Displays

Corp/TW0003195004

PROPOSAL #A.2: Extraordinary motions                                     ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHICONY ELECTRONICS CO LTD

  TICKER:                  N/A                 CUSIP:   Y1364B106

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and the          ISSUER             NO              N/A                  N/A

2010 Business Plans

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of joint-venture in                     ISSUER             NO              N/A                  N/A

people's republic of China

PROPOSAL #A.5: The status of distribution for 2009            ISSUER             NO              N/A                  N/A

employee bonus

PROPOSAL #A.6: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.7: The status of capital reduction via            ISSUER             NO              N/A                  N/A

buy back treasury stock nullifying

PROPOSAL #A.8: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Receive the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.5 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and staff bonus proposed stock

 dividend: 50.00000086 for 1,000 shares held

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.8: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of trading derivatives

PROPOSAL #B9.1A: Election of Hsu, Kun-Tai as a                   ISSUER            YES             FOR                  FOR

Director: ID/shareholder No:1

PROPOSAL #B9.1B: Election of Lin, Mao-Kuei as a                 ISSUER            YES             FOR                  FOR

Director: ID/shareholder No: 36

PROPOSAL #B9.1C: Election of Lu, Chin-Chung as a                ISSUER            YES             FOR                  FOR

Director: ID/shareholder No: 112

PROPOSAL #B9.1D: Election of Wei, Chuan-Pin as a                ISSUER            YES             FOR                  FOR

Director: ID/shareholder No: 12329

PROPOSAL #B9.1E: Election of Tsai, Ming-Hsien as a            ISSUER            YES             FOR                  FOR

Director: ID/shareholder No: 702

PROPOSAL #B9.1F: Election of Lin, Chih-Chien as a              ISSUER            YES             FOR                  FOR

Director: ID/shareholder No: 4293

PROPOSAL #B9.1G: Election of Liu, Chia-Sheng as a              ISSUER            YES             FOR                  FOR

Director: ID/shareholder No: 12

PROPOSAL #B9.2A: Election of Ching Yuan Investment            ISSUER            YES             FOR                  FOR

Co., LTD. /Huang,Chin-Hsuan as a Supervisor:

ID/shareholder No: 4572

PROPOSAL #B9.2B: Election of Hua Tai Investment Co.,         ISSUER            YES             FOR                  FOR

LTD. /Chang, Su-Tien as a Supervisor: ID/shareholder

No: 889

PROPOSAL #B9.2C: Election of Tong Ling Investment              ISSUER            YES             FOR                  FOR

Co., LTD. /Ku, Chih-Shyuan as a Supervisor: :

ID/shareholder No: 8456

PROPOSAL #B.10: Approve the proposal to release the          ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.11: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHIMEI INNOLUX CORPORATION

  TICKER:                  N/A                 CUSIP:   Y4083P109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #a.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #a.3: The indirect investment in People's            ISSUER             NO              N/A                  N/A

Republic of China

PROPOSAL #a.4: The proposal of merger with top                   ISSUER             NO              N/A                  N/A

displays Corp / TW0003195004 and Chi Mei /

PROPOSAL #a.5: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board Meeting

PROPOSAL #a.6: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #b.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #b.2: Approve the proposal for the                        ISSUER            YES             FOR                  FOR

distribution of 2009 profits or offsetting deficit

PROPOSAL #b.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #b.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of trading derivatives

PROPOSAL #b.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #b.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #b.7: Approve option of applying profit-               ISSUER            YES             FOR                  FOR

seeking enterprise income tax exemption

PROPOSAL #b.8: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares or global depositary

receipt or the issuance of new shares via private

placement

PROPOSAL #b.9: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

reduction via write off preferred shares

PROPOSAL #b.10: Election of the Directors and                     ISSUER            YES             FOR                  FOR

Supervisors

PROPOSAL #b.11: Approve the proposal to release the          ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #b.12: Other issues and extraordinary motions      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA AGRI-INDUSTRIES HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y1375F104

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the depositary services to be          ISSUER            YES         AGAINST           AGAINST

provided by COFCO Finance Co., Ltd. pursuant to the

Financial Services Agreement dated 27 OCT 2009

between COFCO Agricultural Industries Management

Services Co., Ltd., COFCO Finance Co., Ltd. and the

Company (the Financial Services Agreement), subject

to the relevant caps as specified; and ratify and

approve the execution of the Financial Services

Agreement, as specified

PROPOSAL #2.: Approve the entrustment loans to be              ISSUER            YES         AGAINST           AGAINST

advanced to COFCO East Ocean Oils & Grains Industries

 (Zhangjiagang) Co., Ltd. and COFCO ADM Oils & Grains

 Industries (Heze) Co., Ltd. by COFCO Agriculture

Industries Management Services Co., Ltd. pursuant to

the Entrustment Loan Framework Agreement dated 27 OCT

 2009 between COFCO Agricultural Industries

Management Services Co., Ltd., COFCO Finance Co.,

Ltd. and the Company (the Entrustment Loan Framework

Agreement) subject to the relevant caps as specified;

 and ratify and approve the execution of the

Entrustment Loan Framework Agreement, as specified

PROPOSAL #3.: Authorize any 1 or more of the                       ISSUER            YES         AGAINST           AGAINST

Directors of the Company (the 'Directors') to execute

 and deliver such other documents or supplemental

agreements or deeds on behalf of the Company and to

do all such things and take all such actions as he or

 they may consider necessary or desirable for the

purpose of giving effect to the Financial Services

Agreement and the Entrustment Loan Framework

Agreement and the transactions contemplated

thereunder with such changes as any Director(s) may

consider necessary, desirable or expedient

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA AGRI-INDUSTRIES HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y1375F104

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the Company and its

subsidiaries and the reports of the Directors and

Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve a final dividend of HKD 5.9                ISSUER            YES             FOR                  FOR

cents per share for the YE 31 DEC 2009

PROPOSAL #3: Approve the Scheme Amendment Proposal           ISSUER            YES             FOR                  FOR

as defined in the Company's circular dated 22 APR2010

 , and any one or more of the Directors of the

Company be and are hereby authorized to execute and

deliver such other documents or supplemental

agreements or deeds on behalf of the Company and to

do all such things and take all such actions as he or

 they may consider necessary or desirable for the

purpose of giving effect to the Scheme Amendment

PROPOSAL #4.a.1: Re-elect Mr. YU Xubo as an Executive        ISSUER            YES             FOR                  FOR

 Director and the Managing Director of the Company

PROPOSAL #4.a.2: Re-elect Mr. CHI Jingtao as a Non-           ISSUER            YES         AGAINST           AGAINST

executive Director of the Company

PROPOSAL #4.a.3: Re-elect Mr. LAM Wai Hon, Ambrose as        ISSUER            YES             FOR                  FOR

 an Independent Non-executive Director of the Company

PROPOSAL #4.b: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the above executive Director's and

 Non-executive Directors' remuneration

PROPOSAL #5: Re-appoint Auditors and authorize the            ISSUER            YES             FOR                  FOR

Board of Directors of the Company to fix their

remunerations

PROPOSAL #6: Approve to increase the authorized share        ISSUER            YES         AGAINST           AGAINST

 capital of the Company from HKD 400,000,000 divided

into 4,000,000,000 shares to HKD 1,000,000,000

divided into 10,000,000,000 shares by creation of an

additional HKD 600,000,000 divided into 6,000,000,000

 shares ranking pari passu in all respects with the

existing issued and unissued shares

PROPOSAL #7.a: Authorize the Directors to allot,                ISSUER            YES             FOR                  FOR

issue and deal with additional shares of the Company

PROPOSAL #7.b: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

the Company's own shares

PROPOSAL #7.c: Approve to add the nominal amount of          ISSUER            YES             FOR                  FOR

the shares repurchased under Resolution 7B to the

mandate granted to the Directors under resolution 7A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA AIRLINES

  TICKER:                  N/A                 CUSIP:   Y1374F105

  MEETING DATE:      1/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: The status of issuance of securities            ISSUER             NO              N/A                  N/A

via private placement

PROPOSAL #2.: Elect the Supervisors                                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Other issues and extraordinary motions         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA AIRLINES

  TICKER:                  N/A                 CUSIP:   Y1374F105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the rules of          ISSUER            YES             FOR                  FOR

shareholders meeting

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA BLUECHEMICAL LTD

  TICKER:                  N/A                 CUSIP:   Y14251105

  MEETING DATE:      2/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the proposed amendment to the         ISSUER            YES             FOR                  FOR

Articles of Association of the Company as specified

and authorize the Board to deal with on behalf of the

 Company the relevant filing and amendments  where

necessary  procedures and other related issues

arising from the amendments to the Articles of

Association of the Company

PROPOSAL #2.: Approve that the conditional upon                 ISSUER            YES             FOR                  FOR

Resolution No. 1 as specified in the notice dated 21

DEC 2009 of this meeting being passed, the Company

may send or supply Corporate Communications to its

holders of H Shares  in relation to whom the

conditions set out below are met  by making such

Corporate Communications available on the Company's

own website and authorize the Directors, to sign all

such documents and/or do all such things which the

Directors may consider necessary or expedient and in

the interest of the shareholders and the Company for

the purpose of effecting or otherwise in connection

with the Company's proposed communication with its

holders of H Shares through the Company's website;

CONTD.

PROPOSAL #3.: Approve the assessment results under            ISSUER            YES             FOR                  FOR

the H-Share Appreciation Rights Scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA BLUECHEMICAL LTD

  TICKER:                  N/A                 CUSIP:   Y14251105

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of the          ISSUER            YES             FOR                  FOR

Directors of the Company  the 'Board' for the YE 31

DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Auditors' report of the Company for the YE

31 DEC 2009

PROPOSAL #4: Approve the proposal for distribution of        ISSUER            YES             FOR                  FOR

 profit of the Company for the YE 31 DEC 2009 and the

 declaration of the Company's final dividend for the

YE 31 DEC 2009

PROPOSAL #5: Approve the budget proposals of the                ISSUER            YES             FOR                  FOR

Company for the year 2010

PROPOSAL #6: Appointment of Mr. Gu Zongqin as the              ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

authorize any Executive Director of the Company to

sign a Service Contract with Mr. Gu Zongqin for and

on behalf of the Company, and authorize the Board to

determine his remuneration based on the

recommendation by the remuneration Committee of the

PROPOSAL #7: Appointment of Mr. Qiu Kewen as the                ISSUER            YES             FOR                  FOR

Supervisor of the Company, authorize any Executive

Director of the Company to sign a Service Contract

with Mr. Qiu Kewen for and on behalf of the Company,

and authorize the Board, which in turn will further

delegate the Remuneration Committee of the Board to

determine his remuneration

PROPOSAL #8: Re-appoint Ernst & Young Hua Ming and            ISSUER            YES             FOR                  FOR

Ernst & Young as the Domestic and International

Auditors of the Company for a term until the

conclusion of the  next AGM of the Company and

authorize the Audit Committee of the Board to

determine their remuneration

PROPOSAL #S.9: CONTD Board, contingent on the Board          ISSUER            YES             FOR                  FOR

resolving to separately or concurrently issue

domestic shares and overseas listed foreign shares (H

 Shares) pursuant to Paragraph (a) of this special

resolution, to increase the registered capital of the

 Company to reflect the number of such shares

authorized to be  issued by the Company pursuant to

Paragraph (a) of this special resolution and to make

such appropriate and necessary amendments to the

Articles of      Association of the Company as they

think fit to reflect such increases in the registered

 capital of the Company and to take any other action

and complete   any formality required to effect the

separate or concurrent issuance of       domestic

shares and overseas listed foreign shares (H Shares)

pursuant to     Paragraph (a) of this special

resolution and the increase in the registered

capital of the Company CONTD.

PROPOSAL #CONT: CONTD. overseas listed foreign shares        ISSUER             NO              N/A                  N/A

  H Shares  to be issued and allotted or agreed

conditionally or unconditionally to be issued and

allotted by the Board shall not exceed 20% of each of

 its existing domestic shares and overseas listed

foreign shares  H Shares  of the Company; and the

Board will  only exercise its power under such

mandate in accordance with the Company Law of the PRC

 and the Rules Governing the Listing of Securities on

 The Stock     Exchange of Hong Kong Limited  as

amended from time to time  or applicable    laws,

rules and regulations of other government or

regulatory bodies and only if all necessary approvals

 from the China Securities Regulatory Commission

and/or other relevant PRC government authorities are

obtained; authorize the  Board, contingent on the

Board resolving to separately or concurrently issue

domestic CONTD.

PROPOSAL #CONT: CONTD. shares and overseas listed              ISSUER             NO              N/A                  N/A

foreign shares  H Shares  pursuant to this special

resolution, to increase the registered capital of the

 Company to reflect the number of such shares

authorized to be issued by the Company pursuant to of

 this special resolution and to make such appropriate

 and necessary amendments to the Articles of

Association of the Company as they think fit to

reflect such increases in the registered capital of

the Company  and to take any other action and

complete any formality required to effect    the

separate or concurrent issuance of domestic shares

and overseas listed    foreign shares  H Shares

pursuant to this CONTD.

PROPOSAL #CONT: CONTD. special resolution and to the         ISSUER             NO              N/A                  N/A

increase in the registered capital of the Company;

Authority expires at the conclusion of the next AGM

of the Company or 12 months period following the

passing of this special resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA CITIC BANK CORPORATION LTD, BEIJING

  TICKER:                  N/A                 CUSIP:   Y1434M116

  MEETING DATE:      2/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Appoint Mr. Angel Cano Fernandez as a         ISSUER            YES         AGAINST           AGAINST

Non-Executive Director of the Bank

PROPOSAL #S.1: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES             FOR               AGAINST

 PROPOSAL: approve the issue of subordinated bonds

and/or hybrid capital bonds by the Bank on the

specified terms and conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA CITIC BANK CORPORATION LTD, BEIJING

  TICKER:                  N/A                 CUSIP:   Y1434M116

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appointment of Dr. Zhao Xiaofan as an            ISSUER            YES             FOR                  FOR

Executive Director of the Bank

PROPOSAL #2: Appointment of Mr. Wu Beiying as a                 ISSUER            YES             FOR                  FOR

Supervisor of the Bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA CITIC BANK CORPORATION LTD, BEIJING

  TICKER:                  N/A                 CUSIP:   Y1434M116

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Bank for the year 2009

PROPOSAL #2: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Supervisors of the Bank for the year 2009

PROPOSAL #3: Approve the annual report of the Bank            ISSUER            YES             FOR                  FOR

for the year 2009

PROPOSAL #4: Approve the financial report of the Bank        ISSUER            YES             FOR                  FOR

 for the year 2009

PROPOSAL #5: Approve the Profit Distribution Plan of         ISSUER            YES             FOR                  FOR

the Bank for the year 2009

PROPOSAL #6: Approve the Financial Budget Plan of the        ISSUER            YES             FOR                  FOR

 Bank for the year 2010

PROPOSAL #7: Approve the resolution on engagement of         ISSUER            YES             FOR                  FOR

accounting firms and their service fees for the year

2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA COAL ENERGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y1434L100

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA COAL ENERGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y1434L100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2009 report of the Board of        ISSUER            YES             FOR                  FOR

 Directors of the Company

PROPOSAL #2.: Approve the 2009 report of the                       ISSUER            YES             FOR                  FOR

supervisory Committee of the Company

PROPOSAL #3.: Approve the 2009 report of the Auditors        ISSUER            YES             FOR                  FOR

 and the Company's Audited financial statements for

the YE 31 DEC 2009

PROPOSAL #4.: Approve the profit distribution plan            ISSUER            YES             FOR                  FOR

for the year 2009 as recommended by the Board of

Directors and authorize the Board of Directors to

implement such proposal

PROPOSAL #5.: Approve the Company's 2010 capital                ISSUER            YES             FOR                  FOR

expenditure budget

PROPOSAL #6.: Approve the 2010 emoluments of                       ISSUER            YES             FOR                  FOR

Directors and Supervisors of the Company

PROPOSAL #7.: Approve the appointment of Price-water-        ISSUER            YES             FOR                  FOR

house-Coopers Zhong Tian CPAs limited Company, as the

 Company's domestic Auditor and Price-water-house-

Coopers, certified public accountants, as the

Company's international Auditor for the FY 2010 and

authorize the Board of Directors to determine their

respective remunerations

PROPOSAL #S.8: Amend the Articles of Association and         ISSUER            YES             FOR                  FOR

the procedural rules for shareholders' meeting of the

 Company

PROPOSAL #S.9: Approve the general mandate to issue          ISSUER            YES         AGAINST           AGAINST

shares of the Company

PROPOSAL #S.10: Amend the scope of business                        ISSUER            YES             FOR                  FOR

operations of the Company in the Articles of

Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI

  TICKER:                  N/A                 CUSIP:   Y14369105

  MEETING DATE:      12/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the re-election of Zhou                   ISSUER            YES             FOR                  FOR

Jichang as an Executive Director of the Company, with

 effect from 29 DEC 2009 for a term of 3 years

PROPOSAL #1.2: Approve the re-election of Meng                   ISSUER            YES             FOR                  FOR

Fengchao as an Executive Director of the Company,

with effect from 29 DEC 2009 for a term of 3 years

PROPOSAL #1.3: Approve the re-election of Fu Junyuan         ISSUER            YES             FOR                  FOR

as an Executive Director of the Company, with effect

from 29 DEC 2009 for a term of 3 years

PROPOSAL #1.4: Approve the re-election of Zhang                 ISSUER            YES             FOR                  FOR

Changfu as a Non-Executive Director of the Company,

with effect from 29 DEC 2009 for a term of 3 years

PROPOSAL #1.5: Approve the re-election of Lu Hongjun         ISSUER            YES             FOR                  FOR

as an Independent Non-Executive Director of the

Company, with effect from 29 DEC 2009 for a term of 3

 years

PROPOSAL #1.6: Approve the re-election of Yuan Yaohui        ISSUER            YES             FOR                  FOR

 as an Independent Non-Executive Director of the

Company, with effect from 29 DEC 2009 for a term of 3

 years

PROPOSAL #1.7: Approve the re-election of Zou Qiao as        ISSUER            YES             FOR                  FOR

 an Independent Non-Executive Director of the

Company, with effect from 29 DEC 2009 for a term of 3

PROPOSAL #1.8: Approve the election of Liu Zhangmin          ISSUER            YES             FOR                  FOR

as an Independent Non-Executive Director of the

Company, with effect from 29 DEC 2009 for a term of 3

PROPOSAL #1.9: Approve the election of Daniel R. Fung        ISSUER            YES             FOR                  FOR

 as an Independent Non-Executive Director of the

Company, with effect from 29 DEC 2009 for a term of 3

 years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI

  TICKER:                  N/A                 CUSIP:   Y14369105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for the year 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the year 2009

PROPOSAL #3: Approve the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the Company for the YE 31 DEC

 2009

PROPOSAL #4: Approve the profit distribution plan for        ISSUER            YES             FOR                  FOR

 the year 2009 as recommended by the Board of

Directors of the Company

PROPOSAL #5: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Company's International Auditors and

PricewaterhouseCoopers Zhong Tian CPAs Limited

Company as the Company's domestic Auditors for a term

 ending at the next AGM of the Company and authorize

the Board of Directors of the Company to determine

their respective remuneration

PROPOSAL #6: Re-elect Mr. LIU Xiangdong as the                   ISSUER            YES             FOR                  FOR

Supervisor of the Company, with effect from 18 June

2010 for a term of 3 years

PROPOSAL #7: Re-elect Mr. XU Sanhao as the Supervisor        ISSUER            YES             FOR                  FOR

 of the Company, with effect from 18 June 2010 for a

term of three years

PROPOSAL #8: Approve the Share Appreciation Rights            ISSUER            YES             FOR                  FOR

Plan; authorize the Board of Directors of the Company

 to implement the Share Appreciation Rights Plan,

approve, execute, perform, amend and terminate all

such agreements, deeds, any other document or do

things as it may consider necessary in connection

with the implementation of the Share Appreciation

Rights Plan, except for those rights that can only be

 exercised with the approval by the Shareholders of

the Company as specifically provided by the laws,

regulations or other regulatory documents

PROPOSAL #S.9: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company (i) to exercise the powers to allot,

issue and deal with additional H shares and domestic

shares of the Company not more than 20% of each of

the existing issued H shares and domestic shares of

the Company in issue at the date of passing this

resolution during the Relevant Period (as defined in

the Notice of AGM which was dispatched on or around

the same time as this form of proxy), either

separately or concurrently, and to make or grant

offers, agreements and options in respect thereof;

(ii) to increase the registered capital and amend the

 Articles of Association of the Company to reflect

such increase in the registered capital of the

Company under above general mandate; and (iii) to

approve, execute or do or procure to be done

documents or things in connection with the issue of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI

  TICKER:                  N/A                 CUSIP:   Y1436A102

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Re-elect Li Ping as a Director of the         ISSUER            YES             FOR                  FOR

Company, with effect from 31 JUL 2009 for a term of 3

 years until the AGM of the Company for the year 2011

 to be held in 2012; authorize any Director of the

Company to sign on behalf of the Company the

Director's service contract with Li Ping, and that

the Board of Directors of the Company to determine

his remuneration

PROPOSAL #1.2: Re-elect Zhang Zhiyong as a Director          ISSUER            YES             FOR                  FOR

of the Company, with effect from 31 JUL 2009 for a

term of 3 years until the AGM of the Company for the

year 2011 to be held in 2012; authorize any Director

of the Company to sign on behalf of the Company the

Director's service contract with Zhang Zhiyong, and

that the Board of Directors of the Company to

determine his remuneration

PROPOSAL #1.3: Re-elect Yuan Jianxing as a Director          ISSUER            YES             FOR                  FOR

of the Company, with effect from 31 JUL 2009 for a

term of 3 years until the AGM of the Company for the

year 2011 to be held in 2012; authorize any Director

of the Company to sign on behalf of the Company the

Director's service contract with Yuan Jianxing, and

that the Board of Directors of the Company to

determine his remuneration

PROPOSAL #1.4: Re-elect Liu Aili as a Director of the        ISSUER            YES             FOR                  FOR

 Company, with effect from 31 JUL 2009 for a term of

3 years until the AGM of the Company for the year

2011 to be held in 2012; authorize any Director of

the Company to sign on behalf of the Company the

Director's service contract with Liu Aili, and that

the Board of Directors of the Company to determine

his remuneration

PROPOSAL #1.5: Re-elect Zhang Junan as a Director of         ISSUER            YES             FOR                  FOR

the Company, with effect from 31 JUL 2009 for a term

of 3 years until the AGM of the Company for the year

2011 to be held in 2012; authorize any Director of

the Company to sign on behalf of the Company the

Director's service contract with Zhang Junan, and

that the Board of Directors of the Company to

determine his remuneration

PROPOSAL #1.6: Re-elect Wang Jun as an Independent            ISSUER            YES             FOR                  FOR

Director of the Company, with effect from 31 JUL 2009

 for a term of 3 years until the AGM of the Company

for the year 2011 to be held in 2012; authorize any

Director of the Company to sign on behalf of the

Company the Director's service contract with Wang

Jun, and that the Board of Directors of the Company

to determine his remuneration

PROPOSAL #1.7: Re-elect Chan Mo Po, Paul as an                   ISSUER            YES             FOR                  FOR

Independent Director of the Company, with effect from

 31 JUL 2009 for a term of 3 years until the AGM of

the Company for the year 2011 to be held in 2012;

authorize any Director of the Company to sign on

behalf of the Company the Director's service contract

 with Chan Mo Po, Paul, and that the Board of

Directors of the Company to determine his remuneration

PROPOSAL #1.8: Re-elect Zhao Chunjun as an                          ISSUER            YES             FOR                  FOR

Independent Director of the Company, with effect from

 31 JUL 2009 for a term of 3 years until the AGM of

the Company for the year 2011 to be held in 2012;

authorize any Director of the Company to sign on

behalf of the Company the Director's service contract

 with Zhao Chunjun, and that the Board of Directors

of the Company to determine his remuneration

PROPOSAL #1.9: Re-elect Wu Shangzhi as an Independent        ISSUER            YES             FOR                  FOR

 Director of the Company, with effect from 31 JUL

2009 for a term of 3 years until the AGM of the

Company for the year 2011 to be held in 2012;

authorize any Director of the Company to sign on

behalf of the Company the Director's service contract

 with Wu Shangzhi, and that the Board of Directors of

 the Company to determine his remuneration

PROPOSAL #1.10: Re-elect Hao Weimin as an Independent        ISSUER            YES             FOR                  FOR

 Director of the Company, with effect from 31 JUL

2009 for a term of 3 years until the AGM of the

Company for the year 2011 to be held in 2012;

authorize any Director of the Company to sign on

behalf of the Company the Director's service contract

 with Hao Weimin, and that the Board of Directors of

the Company to determine his remuneration

PROPOSAL #2.1: Re-elect Xia Jianghua as a Supervisor         ISSUER            YES             FOR                  FOR

of the Company, with effect from 31 JUL 2009 for a

term of 3 years until the AGM of the Company for the

year 2011 to be held in 2012

PROPOSAL #2.2: Re-elect Hai Liancheng as a Supervisor        ISSUER            YES             FOR                  FOR

 of the Company, with effect from 31 JUL 2009 for a

term of 3 years until the AGM of the Company for the

year 2011 to be held in 2012

PROPOSAL #2.3: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to sign on behalf of the Company the Supervisor's

service contract with each Supervisor, and that the

Supervisory Committee of the Company to determine the

 Supervisor's remuneration

PROPOSAL #S.3.1: Amend Article 3.6 of the Company's          ISSUER            YES             FOR                  FOR

Articles of Association, regarding change of

shareholding in the Company

PROPOSAL #S.3.2: Amend Article 25 of the Company's            ISSUER            YES             FOR                  FOR

Articles of Association, regarding dispatch and

provision of corporate communications

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI

  TICKER:                  N/A                 CUSIP:   Y1436A102

  MEETING DATE:      12/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the Supplies                   ISSUER            YES             FOR                  FOR

Procurement Services Framework Agreement [together

with the proposed annual caps] with China

Telecommunications Corporation as specified and

authorize any Director of the Company to do all such

further acts and things and execute such further

documents and take all such steps which in their

opinion may be necessary, desirable or expedient to

implement and/or give effect to the terms of such

agreement

PROPOSAL #2.: Approve and ratify, the 2009                          ISSUER            YES             FOR                  FOR

Supplemental Strategic Agreement, as specified and

authorize any Director of the Company to do all such

further acts and things and execute such further

documents and take all such steps which in their

opinion may be necessary, desirable or expedient to

implement and/or give effect to the terms of such

agreement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI

  TICKER:                  N/A                 CUSIP:   Y1436A102

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements of the Company, the report of the

Directors, the report of the Supervisory Committee

and the report of the International Auditors for the

YE 31 DEC 2009 and authorize the Board of Directors

of the Company to prepare the budget of the Company

for the year 2010

PROPOSAL #2: Approve the profit distribution proposal        ISSUER            YES             FOR                  FOR

 and the declaration and payment of a final dividend

for the YE 31 DEC 2009

PROPOSAL #3: Reappointment of KPMG and KPMG Huazhen          ISSUER            YES             FOR                  FOR

as the International Auditors and Domestic Auditors

of the Company, respectively for the YE 31 DEC 2010

and authorize the Board to fix the remuneration of

the Auditors

PROPOSAL #S.4: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Board to issue, allot and deal with the

additional shares in the Company not exceeding 20% of

 each of the existing domestic shares and H shares

as the case may be  in issue

PROPOSAL #S.5: Authorize the Board to increase the            ISSUER            YES             FOR                  FOR

registered capital of the Company and amend the

Articles of Association of the Company to reflect

such increase in the registered capital of the

Company under the general mandate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA CONSTRUCTION BANK CORPORATION

  TICKER:                  N/A                 CUSIP:   Y1397N101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: type and nominal value of

Rights Shares

PROPOSAL #S.1.2: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: proportion and number of

shares to be issued

PROPOSAL #S.1.3: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: subscription price of the

Rights Issue

PROPOSAL #S.1.4: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: target subscribers

PROPOSAL #S.1.5: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: use of proceeds

PROPOSAL #S.1.6: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: arrangement for the

accumulated undistributed profits of the Bank prior

to the Rights Issue

PROPOSAL #S.1.7: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A shares and H shares: effective period of the

resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA CONSTRUCTION BANK CORPORATION

  TICKER:                  N/A                 CUSIP:   Y1397N101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2009 report of Board of              ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2.: Approve the 2009 report of Board of              ISSUER            YES             FOR                  FOR

Supervisors

PROPOSAL #3.: Approve the 2009 final financial                   ISSUER            YES             FOR                  FOR

accounts

PROPOSAL #4.: Approve the 2010 fixed assets                        ISSUER            YES             FOR                  FOR

investment budget

PROPOSAL #5.: Approve the profit distribution plan            ISSUER            YES             FOR                  FOR

for 2009

PROPOSAL #6.: Approve the 2009 final emoluments                 ISSUER            YES             FOR                  FOR

distribution plan for Directors and Supervisors

PROPOSAL #7.: Approve the appointment of Auditors for        ISSUER            YES             FOR                  FOR

 2010

PROPOSAL #S.8.1: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Type and nominal value of

Rights Shares

PROPOSAL #s.8.2: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Proportion and number of

Shares to be issued

PROPOSAL #s.8.3: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Subscription Price of the

Rights Issue

PROPOSAL #s.8.4: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Target subscribers

PROPOSAL #s.8.5: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Use of Proceeds

PROPOSAL #s.8.6: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Arrangement for the

accumulated undistributed profits of the Bank prior

to the Rights Issue

PROPOSAL #s.8.7: Approve the proposed Rights Issue of        ISSUER            YES             FOR                  FOR

 A Shares and H Shares: Effective period of the

resolution

PROPOSAL #s.9: Approve the authorizations for the              ISSUER            YES             FOR                  FOR

Rights Issue of A shares and H shares

PROPOSAL #10.: Approve the feasibility report on the         ISSUER            YES             FOR                  FOR

proposed use of proceeds raised from the rights issue

 of A shares and H shares

PROPOSAL #11.: Approve the report on the use of                 ISSUER            YES             FOR                  FOR

proceeds from the previous A share issue

PROPOSAL #12.: Approve the mid-term plan of capital          ISSUER            YES             FOR                  FOR

management

PROPOSAL #13.1: Election of Mr. Guo Shuqing to                   ISSUER            YES             FOR                  FOR

continue serving as an Executive Director of the Bank

PROPOSAL #13.2: Election of Mr. Zhang Jianguo to                ISSUER            YES             FOR                  FOR

continue serving as an Executive Director of the Bank

PROPOSAL #13.3: Election of Lord Peter Levene to                ISSUER            YES             FOR                  FOR

continue serving as an Independent Non-Executive

Director of the Bank

PROPOSAL #13.4: Election of Dame Jenny Shipley to              ISSUER            YES             FOR                  FOR

continue serving as an Independent Non-Executive

Director of the Bank

PROPOSAL #13.5: Election of Ms. Elaine La Roche to            ISSUER            YES             FOR                  FOR

continue serving as an Independent Non-Executive

Director of the Bank

PROPOSAL #13.6: Election of Mr. Wong Kai-Man to                 ISSUER            YES             FOR                  FOR

continue serving as an Independent Non-Executive

Director of the Bank

PROPOSAL #13.7: Election of Ms. Sue Yang to serve as         ISSUER            YES             FOR                  FOR

Non-Executive Director of the Bank

PROPOSAL #13.8: Election of Mr. Yam Chi Kwong, Joseph        ISSUER            YES             FOR                  FOR

 to serve as an Independent Non-Executive Director of

 the Bank

PROPOSAL #13.9: Election of Mr. Zhao Xijun to serve          ISSUER            YES             FOR                  FOR

as an Independent Non-Executive Director of the Bank

PROPOSAL #14.1: Election of Mr. Xie Duyang to                     ISSUER            YES             FOR                  FOR

continue serving as shareholder representative

Supervisor of the Bank

PROPOSAL #14.2: Election of Ms. Liu Jin to continue          ISSUER            YES             FOR                  FOR

serving as shareholder representative Supervisor of

the Bank

PROPOSAL #14.3: Election of Mr. Guo Feng to continue         ISSUER            YES             FOR                  FOR

serving as External Supervisor of the Bank

PROPOSAL #14.4: Election of Mr. Dai Deming to                     ISSUER            YES             FOR                  FOR

continue serving as External Supervisor of the Bank

PROPOSAL #14.5: Election of Mr. Song Fengming to                ISSUER            YES             FOR                  FOR

serve as shareholder representative Supervisor of the

PROPOSAL #15.1: Election of Mr. Zhu xiaohuang as an          ISSUER            YES             FOR                  FOR

Executive Director of the bank

PROPOSAL #15.2: Election of Ms. Wang Shumin as an              ISSUER            YES             FOR                  FOR

Non-Executive Director of the bank

PROPOSAL #15.3: Election of Mr. Wang Yong as an Non-         ISSUER            YES             FOR                  FOR

Executive Director of the bank

PROPOSAL #15.4: Election of Ms. Li Xiaoling as an              ISSUER            YES             FOR                  FOR

Non-Executive Director of the bank

PROPOSAL #15.5: Election of Mr. Zhu Zhenmin as an              ISSUER            YES             FOR                  FOR

Non-Executive Director of the bank

PROPOSAL #15.6: Election of Mr. Lu Xiaoma as an Non-         ISSUER            YES             FOR                  FOR

Executive Director of the bank

PROPOSAL #15.7: Election of Ms. Chen Yuanling as an          ISSUER            YES             FOR                  FOR

Non-Executive Director of the bank

PROPOSAL #16.: Approve the adjustment of items of              ISSUER            YES             FOR                  FOR

delegation of authorities by the shareholders'

general  meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA COSCO HOLDINGS CO. LTD

  TICKER:                  N/A                 CUSIP:   Y1455B106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company [the 'Board of Directors']

for the YE 31 DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Auditors' report of the Company for the YE

31 DEC 2009

PROPOSAL #4: Approve the 2009 profit distribution plan      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 International Auditors of the Company and

Zhongruiyuehua certified Public Accountants co., ltd.

 as the PRC Auditors of the Company to hold office

until the conclusion of the next AGM and to authorize

 the Board of Directors to fix their remuneration

PROPOSAL #S.6: Approve the issue of medium term notes        ISSUER            YES             FOR                  FOR

 in an aggregate principal amount not exceeding RMB

10 billion [the medium- term notes] and  authorize

the Board of Directors to deal with all matters in

connection with the issue of the Medium Term Notes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA DEVELOPMENT FINANCIAL HOLDING COMPANY INC

  TICKER:                  N/A                 CUSIP:   Y1460P108

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the 2009 unsecured                 ISSUER             NO              N/A                  N/A

convertible bonds

PROPOSAL #B.1: Receive the 2009 business reports,              ISSUER            YES             FOR                  FOR

financial statements and the consolidated financial

statements of the Company

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; stock dividend:10 for 1,000

shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Authorize the Directors to issue new          ISSUER            YES             FOR                  FOR

shares of capital injection via private placement or

issue global depositary receipt via private placement

 at appropriate time

PROPOSAL #B.6: Authorize the Directors to issue new          ISSUER            YES             FOR                  FOR

shares of capital injection or issue global

depositary receipt at appropriate time

PROPOSAL #B71.1: Election of Kai Tung Investment Co.,        ISSUER            YES             FOR                  FOR

 Ltd./ Chen, Mu-Tsai as a Director, ID / shareholder

NO: 1115972

PROPOSAL #B71.2: Election of Kai Tung Investment Co.,        ISSUER            YES             FOR                  FOR

 Ltd./ Yang, Paul as a Director, ID / shareholder NO:

 1115972

PROPOSAL #B71.3: Election of GPPC Chemical Corp./              ISSUER            YES             FOR                  FOR

Tung, Chao-Chin as a Director, ID / shareholder NO:

1116025

PROPOSAL #B71.4: Election of GPPC Chemical Corp./              ISSUER            YES             FOR                  FOR

Liao, Long-I as a Director, ID / shareholder NO:

1116025

PROPOSAL #B71.5: Election of Hsing Wen Investment              ISSUER            YES             FOR                  FOR

Co., Ltd./ Hsu, Daw-Yi as a Director, ID /

shareholder NO: 1189022

PROPOSAL #B71.6: Election of Hsing Wen Investment              ISSUER            YES             FOR                  FOR

Co., Ltd./ Dzeng, Simon as a Director, ID /

shareholder NO: 1189022

PROPOSAL #B71.7: Election of Chi-Jie Investment Co.,         ISSUER            YES             FOR                  FOR

Ltd./ Shiau, Fung-Shyung as a Director, ID /

shareholder NO: 1115973

PROPOSAL #B71.8: Election of Chi-Jie Investment Co.,         ISSUER            YES             FOR                  FOR

Ltd./ Chen, David as a Director, ID / shareholder NO:

 1115973

PROPOSAL #B71.9: Election of Chien Ta Investment Co.         ISSUER            YES             FOR                  FOR

Ltd./ Chang, Eddy as a Director, ID / shareholder NO:

 1116050

PROPOSAL #B7110: Election of Chien Ta Investment Co.         ISSUER            YES             FOR                  FOR

Ltd./ Lai, Jane as a Director, ID / shareholder NO:

1116050

PROPOSAL #B72.1: Election of Teng, John H.S. as an            ISSUER            YES             FOR                  FOR

Independent Director, ID / shareholder NO: A102677993

PROPOSAL #B72.2: Election of Tsay, Ching-Yen as an            ISSUER            YES             FOR                  FOR

Independent Director, ID / shareholder NO: J102300182

PROPOSAL #B72.3: Election of Bao, Gilbert as an                 ISSUER            YES             FOR                  FOR

Independent Director, ID / shareholder NO: A120634914

PROPOSAL #B73.1: Election of Shen, Hsiao-Ling as a            ISSUER            YES             FOR                  FOR

Supervisor, ID No.: A202758771

PROPOSAL #B73.2: Election of Lee, Frank Kangzhi as a         ISSUER            YES             FOR                  FOR

Supervisor, ID No.: R102009248

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA DONGXIANG (GROUP) CO LTD

  TICKER:                  N/A                 CUSIP:   G2112Y109

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the execution of the        ISSUER            YES             FOR                  FOR

 agreement [the ''Cooperation Agreement''] entered

into between [Shanghai Gabanna Sporting Goods Co.,

Limited] [''Shanghai Gabanna''] and Mr. Chen Yiliang,

 Mr. Chen Yiyong, Mr. Chen Yizhong, [Dong Gan Jing Ji

 Company Limited] and [Dong Gan Jiu Liu Sportswear

Company Limited] on 24 AUG 2009, pursuant to which,

among others, Shanghai Gabanna agreed to subscribe

for 30% equity interest in the joint venture Company,

 namely [Shanghai Yi Bo Tu Li Company Limited], [as

specified], the terms thereof, the execution and

delivery thereof by the Company and the performance

and implementation of the transactions contemplated

thereunder; and authorize any 1 Director of the

Company for and on behalf of the Company to do all

acts and things and to approve, execute and deliver

all notices, documents, instruments or agreements as

may be necessary, desirable or expedient to carry out

 to give effect to any or all transactions

contemplated under the Cooperation Agreement and the

New Framework Agreement and to agree such variations,

 amendments or waivers thereof as are, in the opinion

 of such Director, in the interests of the Company,

if the use of common seal is required under the

Cooperation Agreement and the New Framework

Agreement, any two Directors or any one Director and

the Company secretary of the Company are authorized

to sign and use the common seal

PROPOSAL #2.: Approve the New Framework Agreement to         ISSUER            YES             FOR                  FOR

be entered into between the Company, [Dong Gan Jing

Ji Company Limited] and [Han Bo Jia Ye [Beijing]

Company Limited], [as specified], the terms thereof,

the execution and delivery thereof by the Company and

 the performance and implementation of the

transactions contemplated thereunder; and authorize

any 1 Director of the Company for and on behalf of

the Company to do all acts and things and to approve,

 execute and deliver all notices, documents,

instruments or agreements as may be necessary,

desirable or expedient to carry out to give effect to

 any or all transactions contemplated under the

Cooperation Agreement and the New Framework Agreement

 and to agree such variations, amendments or waivers

thereof as are, in the opinion of such Director, in

the interests of the Company, if the use of common

seal is required under the Cooperation Agreement and

the New Framework Agreement, any two Directors or any

 one Director and the Company secretary of the

Company are authorized to sign and use the common seal

PROPOSAL #3.: Approve the annual caps of the Company         ISSUER            YES             FOR                  FOR

under the New Framework Agreement in the amount of

RMB 455,000,000, RMB 591,000,000 and RMB 769,000,000

for the 3 years ending 31 DEC 2010, 2011 and 2012;

and authorize any 1 Director of the Company for and

on behalf of the Company to do all acts and things

and to approve, execute and deliver all notices,

documents, instruments or agreements as may be

necessary, desirable or expedient to carry out to

give effect to any or all transactions contemplated

under the Cooperation Agreement and the New Framework

 Agreement and to agree such variations, amendments

or waivers thereof as are, in the opinion of such

Director, in the interests of the Company, if the use

 of common seal is required under the Cooperation

Agreement and the New Framework Agreement, any two

Directors or any one Director and the Company

secretary of the Company are authorized to sign and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA DONGXIANG (GROUP) CO LTD

  TICKER:                  N/A                 CUSIP:   G2112Y109

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors

Directors  and the Auditors of the Company for the YE

 31 DEC 2009

PROPOSAL #2.a: Approve to declare a final dividend            ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009 to the shareholders of the

Company which shall be paid out of the share premium

account of the Company, if necessary, subject to

provisions of the Companies Law  2007 revision  of

PROPOSAL #2.b: Approve to declare a final special              ISSUER            YES             FOR                  FOR

dividend for the YE 31 DEC 2009 to the shareholders

of the Company which shall be paid out of the share

premium account of the Company, if necessary, subject

 to provisions of the Companies Law  2007 revision

of the Cayman Islands

PROPOSAL #3.a.i: Re-elect Mr. Qin Dazhong as an                 ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.aii: Re-elect Mr. Gao Yu as a Non-                    ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.b: Authorize the Board of Directors                 ISSUER            YES             FOR                  FOR

Board  of the Company to fix the Directors'

Remuneration

PROPOSAL #4: Re-appointment of Messrs.                                 ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers, Certified Public Accountants,

 as the Auditors of the Company until the conclusion

of the next AGM and authorize the Board to fix their

remuneration

PROPOSAL #5: Authorize the Directors to exercise                ISSUER            YES             FOR                  FOR

during the Relevant Period  as defined in paragraph

d  below  all the powers of the Company to allot,

issue and deal with additional shares of HKD 0.01 in

the share capital of the Company Shares  and to make

or grant offers, agreements, options or warrants

which would or might require the exercise of such

powers; after the end of the Relevant Period; the

aggregate nominal value of share capital allotted or

agreed conditionally or unconditionally to be

allotted  whether pursuant to an option or otherwise

 by the Directors pursuant to the mandate in

paragraph  a , otherwise than pursuant to  i  a Right

 Issue  as defined in paragraph  d  below ; or  ii

any option scheme or similar arrangement for the time

 being adopted by the Company for the purpose of

granting or issuing Shares CONTD..

PROPOSAL #6: Authorize the Directors  a  a general            ISSUER            YES             FOR                  FOR

mandate to exercise during the Relevant Period  as

defined in paragraph  b  below  all the powers of the

 Company to purchase or otherwise acquire Shares in

accordance with all applicable laws and the

requirements of the Rules Governing the Listing of

Securities on The Stock Exchange of Hong Kong

Limited, provided that the aggregate nominal amount

of Shares so purchased or otherwise acquired shall

not exceed 10% of the aggregate nominal amount of the

 share capital of the Company in issue as at the date

 of this Resolution;  Authority expires the

conclusion of the next AGM of the Company the

expiration of the period within which the next AGM of

 the Company required by the Company's articles of

association or any applicable law to be held

PROPOSAL #7: Approve the condition upon the passing          ISSUER            YES             FOR                  FOR

of resolutions No. 5 and No. 6 above, the aggregate

nominal amount of the Shares which are purchased or

otherwise acquired by the Company pursuant to

resolution No. 6 shall be added to the aggregate

nominal amount of the Shares which may be issued

pursuant to resolution No. 5, provided that such

aggregated amount shall not exceed 10% of the

aggregate nominal amount of the issued share capital

of the Company as at the date of this Resolution

PROPOSAL #8: Authorize the Board to pay out of the            ISSUER            YES             FOR                  FOR

share premium account of the Company such interim

dividends to shareholders as may be declared from

time to time during the period from the passing of

this Resolution until 31 DEC 2010 up to a maximum

amount of HKD 500,000,000, subject to provisions of

the Companies Law  2007 revision  of the Cayman

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA EVERBRIGHT LTD

  TICKER:                  N/A                 CUSIP:   Y1421G106

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial                          ISSUER            YES             FOR                  FOR

statements, the report of the Directors and

Independent Auditor's report of the Company for the

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Re-elect Mr. Tang Chi Chun, Richard as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.B: Re-elect Mr. Ng Ming Wah, Charles as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.C: Authorize the Board to fix the                     ISSUER            YES             FOR                  FOR

remuneration of Directors

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix the remuneration  of

the Auditors

PROPOSAL #5: Approve the general mandate to issue              ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #6: Approve the general mandate to                        ISSUER            YES             FOR                  FOR

repurchase shares

PROPOSAL #7: Approve the extension of the general              ISSUER            YES             FOR                  FOR

mandate to issue shares of the Company

PROPOSAL #S.8: Approve the amendments to the Articles        ISSUER            YES             FOR                  FOR

 of Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA HIGH SPEED TRANSMISSION EQUIP GROUP CO LTD

  TICKER:                  N/A                 CUSIP:   G2112D105

  MEETING DATE:      1/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Ratify and approve the Amended and                 ISSUER            YES             FOR                  FOR

Restated Equity Swap dated 06 NOV 2009 entered into

between the Company and Morgan Stanley & Co,

International Plc as specified , the terms thereof

and the transactions contemplated there under in all

respects and authorize any one Director of the

Company, generally and unconditionally, to do all

such further acts and things and to sign and execute

all such other documents, instruments and agreements

and to take such steps which in the opinion of the

director may be necessary, appropriate, desirable or

expedient to implement and/or give effect to the

terms of the Amended and Restated Equity Swap and the

 transactions contemplated thereunder

PROPOSAL #S.2: Approve the proposed potential off-             ISSUER            YES             FOR                  FOR

market repurchase by the Company of up to 12,612,707

ordinary shares of the Company as contemplated by the

 Amended and Restated Equity Swap  Share Repurchase

which represent up to approximately 1.01% of the

existing issued share capital of the Company and

authorize any one Director of the Company to do all

such further acts and things and to sign and execute

all such other documents, instruments and agreements

and to take such steps which in the opinion of the

Director may be necessary, appropriate, desirable or

expedient to implement and/or give effect to the

Share Repurchase

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP CO L

  TICKER:                  N/A                 CUSIP:   G2112D105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the audited consolidation                   ISSUER            YES             FOR                  FOR

financial statements and together with the Directors'

 report and the independent Auditors' report of the

Company for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend in respect of          ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #3.a: Re-elect Mr. Hu Yueming as an                       ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.b: Re-elect Mr. Chen Yongdao as an                   ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.c: Re-elect Mr. Lu Xun as an Executive            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.d: Re-elect Mr. Jin Maoji as an Executive        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #3.e: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the remuneration of Directors

PROPOSAL #4: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditors of the Company and authorize the Board

of Directors of the Company to fix their remuneration

PROPOSAL #5: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors of the Company to allot, issue and deal

 with the Company's share

PROPOSAL #6: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors of the Company to repurchase the

Company's shares

PROPOSAL #7: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 issue shares of the Company by adding thereto the

shares repurchased by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y1456Z128

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Sale and                     ISSUER            YES             FOR                  FOR

Purchase Agreement dated 22 MAY 2009 entered into

among China Insurance International Holdings Company

Limited [the 'Company'], China Insurance H.K.

[Holdings] Company Limited ['CIHK'] and Manhold

Limited [as specified, the Agreement] and the

transactions contemplated thereunder and the

implementation thereof; conditional upon the Listing

Committee of The Stock Exchange of Hong Kong Limited

[the 'Stock Exchange'] granting approval for the

listing of, and permission to deal in, the

138,924,700 shares of the Company to be issued and

allotted by the Company to CIHK and/or its nominee[s]

 or subsidiary[ies] as it may direct pursuant to the

Agreement [the 'SPA Shares'], the issue and allotment

 of such SPA Shares to CIHK and/or its nominee[s] or

subsidiary[ies] as it may direct; and authorize the

Directors of the Company for and on behalf of the

Company to do all such acts and things, to sign and

execute all such documents, instruments and

agreements and to take all such steps as they may

consider necessary, appropriate, desirable or

expedient to give effect to or in connection with the

PROPOSAL #2.: Approve, conditional upon the                        ISSUER            YES             FOR                  FOR

Privatization Proposal [as specified] becoming

effective in accordance with it terms, the allotment

and issue of new shares of the Company to the

Directors of the Company and their associates and any

 other connected persons of the Company as

consideration under the Privatization Proposal, for

the purposes of Chapter 14A of the Rules Governing

the Listing of Securities of the Stock Exchange [the

'Listing Rules']; conditional upon the Privatization

Proposal becoming effective in accordance with it

terms, the allotment and issue of new shares of the

Company to Cheung Kong [Holdings] Limited, Mr. Wu Chi

 Hung, Mr. Cheng Kwok Ping and their respective

associates as consideration under the Privatization

Proposal for the purposes of Chapter 14A of the

Listing Rules; and authorize the Directors of the

Company for and on behalf of the Company to do all

such acts and things, to sign and execute all such

documents, instruments and agreements and to take all

 such steps as they may consider necessary,

appropriate, desirable or expedient to give effect to

 the transactions set out in [a] and [b] and all

other matters incidental thereto

PROPOSAL #S.3: Approve, conditional upon the                       ISSUER            YES             FOR                  FOR

obtaining of consent from the Office of Commissioner

of Insurance in Hong Kong on the change of Company

name of the Company [if required], the name of the

Company be changed from China Insurance International

 Holdings Company Limited as specified to China

Taiping Insurance Holdings Company Limited as

specified and authorize the Directors of the Company

to do all such acts, deeds and things and execute all

 such documents and make all such arrangements as

they shall, in their absolute discretion, deem

necessary or expedient to effect the foregoing

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA INTERNATIONAL MARINE CONTAINERS GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y1457J107

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Audit Firm appointment                ISSUER            YES         ABSTAIN           AGAINST

system

PROPOSAL #2.: Approve the guarantee for a project               ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA INTL MARINE CONTAINERS GROUP CO LTD

  TICKER:                  N/A                 CUSIP:   Y1457J107

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES         ABSTAIN           AGAINST

Board of Directors

PROPOSAL #2: Approve the 2009 work report of                       ISSUER            YES         ABSTAIN           AGAINST

Independent Directors

PROPOSAL #3: Approve the 2009 work report of the                ISSUER            YES         ABSTAIN           AGAINST

Supervisory Committee

PROPOSAL #4: Approve the 2009 annual report                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #5: Approve the 2010 bank credit guarantee          ISSUER            YES         ABSTAIN           AGAINST

for subsidiaries

PROPOSAL #6: Approve the Company and its controlled          ISSUER            YES         ABSTAIN           AGAINST

subsidiary to provide 2010 credit guarantee for its

dealers and clients

PROPOSAL #7: Approve the controlled subsidiary to              ISSUER            YES         ABSTAIN           AGAINST

provide bank credit guarantee for the Company's

subsidiaries

PROPOSAL #8: Approve the 2009 profit distribution              ISSUER            YES         ABSTAIN           AGAINST

plan 1)cash dividend shares   (Tax included): CNY

1.2000 2)Bonus issue from profit share/10 shares) :

None 3) Bonus issue from capital reserve (share/10

PROPOSAL #9: Appointment of the audit firm                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #10: Election of independent Directors                  ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #11: Election of Independent Directors                  ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #12: Election of shareholder representative         ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA LIFE INS CO LTD

  TICKER:                  N/A                 CUSIP:   Y1477R204

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for the Year 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the Year 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company and the Auditor's Report for the YE

31 DEC 2009

PROPOSAL #4: Approve the Profit Distribution and Cash        ISSUER            YES             FOR                  FOR

 Dividend Distribution Plan of the Company for the

Year 2009

PROPOSAL #5: Re-appoint PricewaterhouseCoopers Zhong         ISSUER            YES             FOR                  FOR

Tian Certified Public Accountants Limited Company and

 PricewaterhouseCoopers, respectively, as the PRC

Auditor and International Auditor of the Company for

the year 2010 and to authorize the Board of Directors

 to determine their remuneration

PROPOSAL #6: Appointment of Mr. Anthony Francis Neoh         ISSUER            YES             FOR                  FOR

as an Independent Nonexecutive Director of the Company

PROPOSAL #7: Approve the renewal of liability                     ISSUER            YES         AGAINST           AGAINST

insurance for the Directors and Senior Management

officers of the Company

PROPOSAL #S.8: Amend the Articles of Association                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA LONGYUAN PWR GROUP CORP LTD

  TICKER:                  N/A                 CUSIP:   Y1501T101

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the work report of the Board of         ISSUER            YES             FOR                  FOR

Directors (the 'Board') of the Company for the YE 31

DEC 2009

PROPOSAL #2: Approve the Supervisory Board's report          ISSUER            YES             FOR                  FOR

of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Auditor's report of the Company for the YE

31 DEC 2009

PROPOSAL #4: Approve the final accounts of the                   ISSUER            YES             FOR                  FOR

Company for the YE 31 DEC 2009

PROPOSAL #5: Approve the budget report of the Company        ISSUER            YES             FOR                  FOR

 for the year ending 31 DEC 2010

PROPOSAL #6: Approve the profit distribution plan of         ISSUER            YES             FOR                  FOR

the Company for the YE 31 DEC 2009

PROPOSAL #7: Approve the remuneration standards for          ISSUER            YES             FOR                  FOR

Directors and Supervisors of the Company for the year

 2010

PROPOSAL #8: Approve the re-appointment of RSM China         ISSUER            YES             FOR                  FOR

Certified Public Accountants Co., Ltd. and KPMG as

the Company's PRC Auditor and Overseas Auditor

respectively for the year 2010 for a term until the

conclusion of the next AGM of the Company and

authorize the Audit Committee under the Board to

determine their remunerations

PROPOSAL #S.9: Approve the issue of corporate bonds          ISSUER            YES             FOR                  FOR

with an aggregate nominal value of up to RMB 7.0

billion in the PRC and authorize the Board to deal

with all relevant matters relating to the issue of

corporate bonds

PROPOSAL #S.10: Approve the issue of short-term                 ISSUER            YES             FOR                  FOR

debentures with an aggregate nominal value of up to

RMB 8.9 billion in the PRC and authorize the Board to

 deal with all relevant matters relating to the issue

 of short-term debentures

PROPOSAL #S.11: Approve to grant to the Board a                 ISSUER            YES             FOR                  FOR

general mandate to issue, allot and deal with

additional domestic shares and H shares not exceeding

 20% of each of the aggregate nominal values of the

domestic shares and H shares of the Company

respectively in issue, and authorize the Board to

make amendments to the Articles of Association of the

 Company as it thinks fit so as to reflect the new

share capital structure upon the allotment or issue

of additional shares pursuant to the mandate

PROPOSAL #12: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Approve the proposals (if any)

put forward at the general meeting by shareholder(s)

holding 3% or more of the shares of the Company

carrying the right to vote thereat

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA LONGYUAN PWR GROUP CORP LTD

  TICKER:                  N/A                 CUSIP:   Y1501T101

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the revised annual caps for              ISSUER            YES             FOR                  FOR

each of the two year ending 31 DEC 2011 for the

continuing connected transaction, i.e. provision of

products and services from the Company and its

subsidiaries to China Guodian Corporation [Guodian],

contemplated under the master agreement on the mutual

 supply of materials, products and services dated 24

JUL 2009 entered into by the Company and Guodian, as

amended by a supplemental agreement dated 09 NOV 2009

 [Guodian Master Agreement]

PROPOSAL #2.: Approve the revised annual caps for              ISSUER            YES             FOR                  FOR

each of the two years ending 31DEC 2011 for the

continuing connected transaction, i.e. provision of

products and services from Guodian to the Company and

 its subsidiaries, contemplated under the Guodian

Master Agreement

PROPOSAL #S.3: Approve the amendments to certain                ISSUER            YES             FOR                  FOR

provisions in the Articles of Association of the

Company, and authorize the Board of Directors [the

Board] to deal with relevant registration procedures

and, at the Board's discretion, make appropriate

adjustments to the wording and content of the

Articles of Association pursuant to the requirements

of the regulatory authority, such authority can be

further delegated by the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MENGNIU DAIRY CO LTD

  TICKER:                  N/A                 CUSIP:   G21096105

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles 94 and 115 of the          ISSUER            YES             FOR                  FOR

Articles of Association as specified; and authorize

any Director of the Company to take such further

actions as he may in his sole and absolute discretion

 thinks fit for and on behalf of the Company to

implement the aforesaid amendments to the existing

Articles by the Company

PROPOSAL #2.A: Elect Mr. Ning Gaoning as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director for a fixed term of 3 years and

authorize the Board of Directors of the Company to

fix his remuneration

PROPOSAL #2.B: Elect Mr. Yu Xubo as a Non-Executive          ISSUER            YES             FOR                  FOR

Director for a fixed term of 3 years and authorize

the Board of Directors of the Company to fix his

remuneration

PROPOSAL #2.C: Elect Mr. Ma Jianping as a Non-                    ISSUER            YES         AGAINST           AGAINST

Executive Director for a fixed term of 3 years and

authorize the Board of Directors of the Company to

fix his remuneration

PROPOSAL #2.D: Elect Mr. Fang Fenglei as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director for a fixed term of 3 years and

authorize the Board of Directors of the Company to

fix his remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MENGNIU DAIRY CO LTD

  TICKER:                  N/A                 CUSIP:   G21096105

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and the Independent

 Auditors FYE 31 DEC 2009

PROPOSAL #2: Approve the proposed final dividend                ISSUER            YES             FOR                  FOR

PROPOSAL #3 A: Re-elect Mr. Niu Gensheng as Director         ISSUER            YES             FOR                  FOR

and authorize the Board of Directors of the Company

to fix his remuneration

PROPOSAL #3 B: Re-elect Mr. Wu Jingshui as Director          ISSUER            YES             FOR                  FOR

and authorize the Board of Directors of  the Company

to fix his remuneration

PROPOSAL #3 C: Re-elect Mr. Ding Sheng as Director            ISSUER            YES         AGAINST           AGAINST

and authorize the Board of Directors of the Company

to fix his remuneration

PROPOSAL #3 D: Re-elect Mr. Jiao Shuge as a Director         ISSUER            YES             FOR                  FOR

and authorize the Board of Directors of the Company

to fix his remuneration

PROPOSAL #3 E: Re-elect Mr. Julian Juul Wolhardt as a        ISSUER            YES             FOR                  FOR

 Director and authorize the Board of Directors of the

 Company to fix his remuneration

PROPOSAL #3 F: Re-elect Mr. Ma Wangjun as a Director         ISSUER            YES             FOR                  FOR

and authorize the Board of Directors of the Company

to fix his remuneration

PROPOSAL #3 G: Re-elect Mr. Zhang Julin as a Director        ISSUER            YES             FOR                  FOR

 and authorize the Board of Directors of the Company

to fix his remuneration

PROPOSAL #4: Re-appoint  Ernst & Young as the                     ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Board of

Directors to fix their remuneration

PROPOSAL #5: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares in the Company not exceeding 10% of the issued

 share capital of the Company

PROPOSAL #6: Authorize the Directors to allot, issue         ISSUER            YES             FOR                  FOR

and deal with additional shares not exceeding 20% of

the issued share capital of the Company

PROPOSAL #7: Authorize the Directors to allot, issue         ISSUER            YES             FOR                  FOR

and deal with additional shares in the Company to

include the nominal amount of shares repurchased

under Resolution 5, if passed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MERCHANTS BANK CO LTD, SHENZEN

  TICKER:                  N/A                 CUSIP:   Y14896115

  MEETING DATE:      10/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve the class and par value of          ISSUER            YES             FOR                  FOR

the shares to be issued of RMB 1.00 each

PROPOSAL #S.1.2: Authorize the Board of Directors to         ISSUER            YES             FOR                  FOR

determine the ratio and number of the shares to be

issued to be 2 shares for 10 existing shares in issue

 as at the record date for Rights issue

PROPOSAL #S.1.3: Authorize the Board of Directors to         ISSUER            YES             FOR                  FOR

determine the subscription pricing and price

determination basis in consultation with the

Sponsors/Underwriters, as specified, under PRC Laws

and regulations, the H shares should be issued at not

 less than RMB5.41

PROPOSAL #S.1.4: Approve target subscribers will be          ISSUER            YES             FOR                  FOR

the existing shareholders [but excluding the excluded

 shareholders [as specified] whose names appear on

the register of Members of the Company on record date

PROPOSAL #S.1.5: Approve the use of Proceeds to                 ISSUER            YES             FOR                  FOR

improve the core capital adequacy ratio of the

Company to support development and growth of its

PROPOSAL #S.1.6: Authorize the Board to delegate such        ISSUER            YES             FOR                  FOR

 powers to any of the 2 Directors, namely Mr. Qin

Xiao, Mr. Fu Yuning, Mr. Ma Weihua, Mr. Li Yinquan,

Ms. Sun Yueying, Mr. Li Hao and Mr. Hong Xiaoyuan to

jointly deal with all the matters in relation to

PROPOSAL #S.1.7: Approve the validity of this Special        ISSUER            YES             FOR                  FOR

 Resolution in relation to Rights issue for 12 months

 from the date of the approval by the shareholders

PROPOSAL #2.: Approve the Proposal in relation to              ISSUER            YES             FOR                  FOR

Undistributed Profits prior to the Completion of the

Rights issue of China Merchants Bank Co., Ltd.

PROPOSAL #3.: Approve the Proposal regarding the use         ISSUER            YES             FOR                  FOR

of proceeds to be raised from the rights issue of A

shares and the H shares by China Merchants Bank Co.,

Ltd.

PROPOSAL #4.: Approve the Explanatory Statement in            ISSUER            YES             FOR                  FOR

relation to the use of proceeds from the Previous

Fund Raising

PROPOSAL #5.: Approve the Provisional Measures for            ISSUER            YES             FOR                  FOR

appointment of annual Auditors of China Merchants

Bank Co. Ltd.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MERCHANTS BANK CO LTD, SHENZEN

  TICKER:                  N/A                 CUSIP:   Y14896115

  MEETING DATE:      10/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve the Rights issue of A Shares        ISSUER            YES             FOR                  FOR

 and H Shares by China Merchants Bank Co., Ltd: Class

 and Par value of the Shares to be issued

PROPOSAL #S.1.2: Approve the Rights issue of A Shares        ISSUER            YES             FOR                  FOR

 and H Shares by China Merchants Bank Co., Ltd: Ratio

 and Number of the Shares to be issued

PROPOSAL #S.1.3: Approve the Rights issue of A Shares        ISSUER            YES             FOR                  FOR

 and H Shares by China Merchants Bank Co., Ltd:

Subscription pricing and price determination basis

PROPOSAL #S.1.4: Approve the Rights issue of A Shares        ISSUER            YES             FOR                  FOR

 and H Shares by China Merchants Bank Co., Ltd:

Target subscribers

PROPOSAL #S.1.5: Approve the Rights issue of A Shares        ISSUER            YES             FOR                  FOR

 and H Shares by China Merchants Bank Co., Ltd: Use

of Proceeds

PROPOSAL #S.1.6: Approve the Rights issue of A Shares        ISSUER            YES             FOR                  FOR

 and H Shares by China Merchants Bank Co., Ltd:

Authorization to the Board

PROPOSAL #S.1.7: Approve the Rights issue of A Shares        ISSUER            YES             FOR                  FOR

 and H Shares by China Merchants Bank Co., Ltd:

Validity of this Special Resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MERCHANTS BANK CO LTD, SHENZEN

  TICKER:                  N/A                 CUSIP:   Y14896115

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the work report of the Board of        ISSUER            YES             FOR                  FOR

 Directors for the year 2009

PROPOSAL #2.: Approve the work report of the Board of        ISSUER            YES             FOR                  FOR

 Supervisors for the year 2009

PROPOSAL #3.: Approve the annual report for the year         ISSUER            YES             FOR                  FOR

2009 [including the audited financial report]

PROPOSAL #4.: Approve the final financial report for         ISSUER            YES             FOR                  FOR

the year 2009

PROPOSAL #5.: Approve the proposed profit                            ISSUER            YES             FOR                  FOR

appropriations plan [including the distribution of

final dividends] for the year 2009

PROPOSAL #6.: Approve the resolution to appoint the          ISSUER            YES             FOR                  FOR

accounting firms for the year 2010 and their

remuneration

PROPOSAL #7.1: Re-appointment of Mr. Qin Xiao as Non-        ISSUER            YES             FOR                  FOR

Executive Director of the Company, with immediate

effect, for a term of 3 years

PROPOSAL #7.2: Re-appointment of Mr. Wei Jiafu as              ISSUER            YES             FOR                  FOR

Non-Executive Director of the Company, with immediate

 effect, for a term of 3 years

PROPOSAL #7.3: Re-appointment of Mr. Fu Yuning as              ISSUER            YES             FOR                  FOR

Non-Executive Director of the Company, with immediate

 effect, for a term of 3 years

PROPOSAL #7.4: Re-appointment of Mr. Li Yinquan as            ISSUER            YES             FOR                  FOR

Non-Executive Director of the Company, with immediate

 effect, for a term of 3 years

PROPOSAL #7.5: Appointment of Mr. Fu Gangfeng as Non-        ISSUER            YES             FOR                  FOR

Executive Director of the Company for a term of 3

years from the date on which his qualification is

approved by the China Banking Regulatory Commission

PROPOSAL #7.6: Re-appointment of Mr. Hong Xiaoyuan as        ISSUER            YES             FOR                  FOR

 Non-Executive Director of the Company, with

immediate effect, for a term of 3 years

PROPOSAL #7.7: Re-appointment of Ms. Sun Yueying as          ISSUER            YES             FOR                  FOR

Non-Executive Director of the Company, with immediate

 effect, for a term of 3 years

PROPOSAL #7.8: Re-appointment of Mr. Wang Daxiong as         ISSUER            YES             FOR                  FOR

Non-Executive Director of the Company, with immediate

 effect, for a term of 3 years

PROPOSAL #7.9: Re-appointment of Mr. Fu Junyuan as            ISSUER            YES             FOR                  FOR

Non-Executive Director of the Company, with immediate

 effect, for a term of 3 years

PROPOSAL #7.10: Re-appointment of Mr. Ma Weihua as            ISSUER            YES             FOR                  FOR

Executive Director of the Company, with immediate

effect, for a term of 3 years

PROPOSAL #7.11: Re-appointment of Mr. Zhang Guanghua         ISSUER            YES             FOR                  FOR

as Executive Director of the Company, with immediate

effect, for a term of 3 years

PROPOSAL #7.12: Re-appointment of Mr. Li Hao as                 ISSUER            YES             FOR                  FOR

Executive Director of the Company, with immediate

effect, for a term of 3 years

PROPOSAL #7.13: Re-appointment of Mr. Wu Jiesi as              ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

with immediate effect, for a term of 3 years, except

subject to adjustments pursuant to the requirements

of the relevant applicable laws and regulations

PROPOSAL #7.14: Re-appointment of Mr. Yi  Xiqun as            ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

with immediate effect, for a term of 3 years

PROPOSAL #7.15: Re-appointment of Ms. Yan Lan as                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

with immediate effect, for a term of 3 years

PROPOSAL #7.16: Re-appointment of Mr. Chow Kwong Fai,        ISSUER            YES             FOR                  FOR

 Edward as Independent Non-Executive Director of the

Company, with immediate effect, for a term of 3

years, except subject to adjustments pursuant to the

requirements of the relevant applicable laws and

regulations

PROPOSAL #7.17: Re-appointment of Mr. Liu Yongzhang          ISSUER            YES             FOR                  FOR

as Independent Non-Executive Director of the Company,

 with immediate effect, for a term of 3 years, except

 subject to adjustments pursuant to the requirements

of the relevant applicable laws and regulations

PROPOSAL #7.18: Re-appointment of Ms. Liu Hongxia as         ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

with immediate effect, for a term of 3 years, except

subject to adjustments pursuant to the requirements

of the relevant applicable laws and regulations

PROPOSAL #8.1: Re-appointment of Mr. Zhu Genlin as            ISSUER            YES             FOR                  FOR

Shareholder Representative Supervisor of the Company,

 with immediate effect, for a term of 3 years

PROPOSAL #8.2: Appointment of Mr. Hu Xupeng as                   ISSUER            YES             FOR                  FOR

Shareholder Representative Supervisor of the Company,

 with immediate effect, for a term of 3 years

PROPOSAL #8.3: Appointment of Mr. Wen Jianguo as                ISSUER            YES             FOR                  FOR

Shareholder Representative Supervisor of the Company,

 with immediate effect, for a term of 3 years

PROPOSAL #8.4: Re-appointment of Mr. Li Jiangning as         ISSUER            YES             FOR                  FOR

Shareholder Representative Supervisor of the Company,

 with immediate effect, for a term of 3 years

PROPOSAL #8.5: Re-appointment of Mr. Shi Jiliang as          ISSUER            YES             FOR                  FOR

External Supervisor of the Company, with immediate

effect, for a term of 3 years, except subject to

adjustments pursuant to the requirements of the

relevant applicable laws and regulations

PROPOSAL #8.6: Re-appointment of Mr. Shao Ruiqing as         ISSUER            YES             FOR                  FOR

External Supervisor of the Company, with immediate

effect, for a term of 3 years, except subject to

adjustments pursuant to the requirements of the

relevant applicable laws and regulations

PROPOSAL #9.: Approve the Mid-term Capital Management        ISSUER            YES             FOR                  FOR

 Plan for China Merchants Bank

PROPOSAL #10.: Approve the assessment report on the          ISSUER            YES             FOR                  FOR

duty performance of Directors for the year 2009

PROPOSAL #11.: Approve the assessment report on the          ISSUER            YES             FOR                  FOR

duty performance of Supervisors for the year 2009

PROPOSAL #12.: Approve the duty performance and                 ISSUER            YES             FOR                  FOR

cross-evaluation reports of Independent Non-Executive

 Directors for the year 2009

PROPOSAL #13.: Approve the duty performance and                 ISSUER            YES             FOR                  FOR

cross-evaluation reports of External Supervisors for

the year 2009

PROPOSAL #14.: Approve the related party transaction         ISSUER            YES             FOR                  FOR

report for the year 2009

PROPOSAL #15.: Appointment of Mr. Han Mingzhi as                ISSUER            YES         ABSTAIN           AGAINST

External Supervisor of the Company, with immediate

effect, for a term of 3 years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MERCHANTS HLDGS INTL CO LTD

  TICKER:                  N/A                 CUSIP:   Y1489Q103

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

consolidated financial statements and the report of

the Directors and the Independent Auditor's report

for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.I: Re-elect Mr. Li Yinquan as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.II: Re-elect Mr. Su Xingang as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.III: Re-elect Mr. Hu Jianhua as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.IV: Re-elect Mr. Wang Hong as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.V: Re-elect Mr. Liu Yunshu as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.VI: Re-elect Mr. Tsang Kam Lan as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.VII: Authorize the Board to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Directors

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board to fix their remuneration

PROPOSAL #5.A: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Directors to allot shares as set out in item 5A

of the AGM notice

PROPOSAL #5.B: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Directors for the repurchase of shares as set out

 in item 5B of the AGM notice

PROPOSAL #5.C: Approve to add the nominal amount of          ISSUER            YES             FOR                  FOR

the shares repurchased under resolution no. 5B to the

 mandate granted to the Directors under Resolution No

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MINSHENG BKG CORP LTD

  TICKER:                  N/A                 CUSIP:   Y1495M112

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report of the Company        ISSUER            YES             FOR                  FOR

 for 2009

PROPOSAL #2: Approve the work report of the Board of         ISSUER            YES             FOR                  FOR

Directors of the Company for 2009

PROPOSAL #3: Approve the work report of the                        ISSUER            YES             FOR                  FOR

Supervisory Board of the Company for 2009

PROPOSAL #4: Approve the audited accounts of the                ISSUER            YES             FOR                  FOR

Company for 2009

PROPOSAL #5: Approve the proposed profit                              ISSUER            YES             FOR                  FOR

appropriation plan of the Company for 2009

PROPOSAL #6: Approve the annual budgets of the                   ISSUER            YES             FOR                  FOR

Company for 2010

PROPOSAL #7: Approve the appointment of the Auditing         ISSUER            YES             FOR                  FOR

Firm of the Company for 2010 and their remuneration

PROPOSAL #8: Approve the amendments to certain                   ISSUER            YES             FOR                  FOR

provisions in the Rules of Procedure for the

Shareholders' General Meeting of China Minsheng

Banking Corp., Ltd

PROPOSAL #9: Approve the amendments to certain                   ISSUER            YES             FOR                  FOR

provisions in the Rules of Procedure for the Meeting

of the Board of Directors of China Minsheng Banking

Corp., Ltd

PROPOSAL #10: Approve the amendments to certain                 ISSUER            YES             FOR                  FOR

provisions in the Rules of Procedure for the Meeting

of the Supervisory Board of China Minsheng Banking

Corp., Ltd

PROPOSAL #11: Approve to grant a credit line to                 ISSUER            YES             FOR                  FOR

Legend Holdings Limited and its subsidiaries

PROPOSAL #S.12: Approve the amendments to Articles 3,        ISSUER            YES             FOR                  FOR

 23, 24 and 27 of the Articles of Association   of

the Company, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MOBILE LTD

  TICKER:                  N/A                 CUSIP:   Y14965100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the Audited                     ISSUER            YES             FOR                  FOR

financial statements and the Reports of the Directors

 and Auditors of the Company and its subsidiaries for

 the YE 31 DEC 2009

PROPOSAL #2: Approve to declare a final dividend for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #3.i: Re-election of Li Yue as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #3.ii: Re-election of Lu Xiangdong as a                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.iii: Re-election of Xin Fanfei as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iv: Re-election of Frank Wong Kwong Shing        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #4: Re-appointment of Messrs. KPMG as the            ISSUER            YES             FOR                  FOR

Auditors and to authorise the Directors to fix their

remuneration

PROPOSAL #5: Authorize the Directors during the                 ISSUER            YES             FOR                  FOR

relevant period of all the powers of the Company to

purchase shares of HKD 0.10 each in the capital of

the Company including any form of depositary receipt

representing the right to receive such shares  Shares

 ; and the aggregate nominal amount of shares which

may be purchased on The Stock Exchange of Hong Kong

Limited or any other stock exchange on which

securities of the Company may be listed and which is

recognized for this purpose by the Securities and

Futures Commission of Hong Kong and The Stock

Exchange of Hong Kong Limited shall not exceed or

represent more than 10% of the aggregate nominal

amount of the share capital of the Company in issue

at the date of passing this resolution, and the said

approval shall be limited accordingly; CONTD..

PROPOSAL #6: Authorize the Directors to exercise full        ISSUER            YES             FOR                  FOR

 powers of the Company to allot, issue and deal with

additional shares in the Company  including the

making and granting of offers, agreements and options

 which might require shares to be allotted, whether

during the continuance of such mandate or thereafter

provided that, otherwise than pursuant to (i) a

rights issue where shares are offered to shareholders

 on a fixed record date in proportion to their then

holdings of shares; (ii) the exercise of options

granted under any share option scheme adopted by the

Company; (iii) any scrip dividend or similar

arrangement providing for the allotment of shares in

lieu of the whole or part of a dividend in accordance

 with the Articles of Association of the Company, the

 aggregate nominal amount of the shares allotted

shall not exceed the CONTD..

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to exercise the powers of the Company referred to in

the resolution as specified in item 6 in the notice

of this meeting in respect of the share capital of

the Company as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA NATIONAL BUILDING MATERIAL COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y15045100

  MEETING DATE:      8/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the 10 Share                     ISSUER            YES             FOR                  FOR

Acquisition Agreements entered into between the

Company, Sanshi Group, Parent and Shanghai Lixin

Zhongcheng Asset and Equity Management on 26 JUN 2009

 relating to the acquisition of a further 45% equity

interests in Sanshi Hede, further 38% equity

interests in Shaoxing Sanshi, further 40% equity

interests in Jiande Sanshi, further 49% equity

interests in Tonglu Sanshi, further 46% equity

interests in Sanshi Jiaxing, 38% equity interests in

Sanshi Changxing, 67.46% equity interests in Sanshi

Cement, 6.75% equity interests in Sanshi Wutong, 51%

equity interests in Sanshi Xiaopu, and 44.8% equity

interests in Fuyang Sanshi held by Sanshi Group

PROPOSAL #2.: Approve, subject to the approval of the        ISSUER            YES             FOR                  FOR

 special resolution below, the appointment of Mr. Cui

 Xingtai as an Executive Director of the Company to

hold office with effect from the date of the passing

of this resolution until 30 JUN 2011

PROPOSAL #S.3: Amend the existing Articles of                     ISSUER            YES             FOR                  FOR

Association of the Company as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA NATIONAL BUILDING MATERIAL COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y15045100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company  the Board  for the YE 31

DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the report of the Auditors and          ISSUER            YES             FOR                  FOR

audited financial statements of the Company for the

YE 31 DEC 2009

PROPOSAL #4: Approve the proposed profit distribution        ISSUER            YES             FOR                  FOR

 plan and the final dividend distribution plan of the

 Company for the YE 31 DEC 2009 and authorize the

Board to distribute such final dividend to the

shareholders of the Company

PROPOSAL #5: Authorize the Board to deal with all              ISSUER            YES             FOR                  FOR

matters in relation to the Company's distribution of

interim dividend for the year 2010 in its absolute

discretion  including, but not limited to,

determining whether to distribute interim dividend

for the year 2010

PROPOSAL #6: Approve the continuation of appointment         ISSUER            YES             FOR                  FOR

of Vocation International Certified Public

Accountants Co., Ltd. as the PRC Auditors of the

Company and UHY Vocation HK CPA Limited as the

International Auditors of the Company, to hold office

 until the conclusion of the next AGM of the Company

and authorize the Board to determine their

PROPOSAL #S.7: Authorizer the Board, for purpose of          ISSUER            YES             FOR                  FOR

increasing the flexibility and efficiency in

operation, to allot, issue and deal with additional

Domestic Shares not exceeding 20% of the Domestic

Shares in issue and additional H Shares not exceeding

 20% of the H Shares in issue and to make

corresponding amendments to the Articles of

Association of the Company as it thinks fit so as to

reflect the new share capital structure upon the

allotment or issuance of shares

PROPOSAL #S.8: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company to reflect the change of the name of

China National Building Material Group Corporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA OILFIELD SVCS LTD

  TICKER:                  N/A                 CUSIP:   Y15002101

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the report of  the Auditor for the YE 31 DEC 2009

PROPOSAL #2: Receive the proposed profit distribution        ISSUER            YES             FOR                  FOR

 and annual dividend  for the YE 31 DEC 2009

PROPOSAL #3: Receive  the report of the Directors of         ISSUER            YES             FOR                  FOR

the Company for the  YE 31 DEC 2009

PROPOSAL #4: Receive  the report of the Supervisory          ISSUER            YES             FOR                  FOR

Committee of the  Company for the YE 31 DEC  2009

PROPOSAL #5: Approve  the performance evaluation of          ISSUER            YES             FOR                  FOR

2008 and 2009 of  the Stock Appreciation Rights

Scheme of the Company

PROPOSAL #6: Re-appointment of Ernst & Young Hua Ming        ISSUER            YES             FOR                  FOR

 and  Ernst & Young as the domestic and international

 auditors of the Company  for the year 2010 and to

authorize the Board of Directors to fix the

remuneration thereof

PROPOSAL #7: Re-election Mr. Wu Mengei as a Non-                ISSUER            YES             FOR                  FOR

Executive Director of the Company with immediate

PROPOSAL #8: Election of  Mr, Fong Wo, Felix as an            ISSUER            YES             FOR                  FOR

independent Non-Executive Director of the  Company

with immediate effect

PROPOSAL #9: Election of  Mr. Chen Quansheng as an            ISSUER            YES             FOR                  FOR

independent Non-Executive Director of the Company

with immediate effect

PROPOSAL #10: Election of  Ms. An Xuefen as a                     ISSUER            YES             FOR                  FOR

Supervisor of the Company with immediate effect

PROPOSAL #S.11: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, subject to this resolution and subject to

all applicable laws, rules and regulations and/or

requirements of the governmental or regulatory body

of securities in the People's Republic of China  the

PRC , The Stock Exchange of Hong Kong Limited  the

Stock Exchange or of any other governmental or

regulatory body, to exercise, whether by a single

exercise or otherwise, all the powers of the Company

to allot, issue and deal with the overseas listed

foreign shares  H Shares  during the relevant period

 as specified in this resolution ; the aggregate

nominal amount of the H Shares which are authorized

to be allotted by the directors of the Company

pursuant to the approve this resolution shall not

exceed 20% of the aggregate nominal amount of the H

Shares of the Company CONT

PROPOSAL #CONT: CONT in issued as at the date of                ISSUER             NO              N/A                  N/A

passing this resolution, and the said approval shall

be limited accordingly; and the authority granted

this resolution shall be conditional upon the

approvals of any regulatory authorities as required

by the laws, rules and regulations of the PRC being

obtained by the Company;  Authority expires the

earlier of this resolution until the conclusion of

the next AGM of the Company within which the next AGM

 of the Company is required by law or the Company's

Articles of Association to be held ; subject to the

approval of all relevant governmental authorities in

the PRC for the issue and allotment of and dealing in

 such H Shares being granted, authorize the Directors

 of the Company to make such corresponding amendments

 to the Articles of Association  the Articles  of the

 Company as CONT

PROPOSAL #CONT: CONT it thinks fit so as to change            ISSUER             NO              N/A                  N/A

the registered capital of the Company and to reflect

the new capital structure of the Company upon the

exercise of the authority to allot, issue and deal in

 H Shares as conferred this resolution; and file the

amended Articles with the relevant governmental

authorities of the PRC of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA OILFIELD SVCS LTD

  TICKER:                  N/A                 CUSIP:   Y15002101

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the resolution on the Company's         ISSUER            YES             FOR                  FOR

satisfaction of the requirements in relation to the A

 Share Issue by the Shareholders' in accordance with

the relevant provisions of laws and regulations

including the Company Law of the PRC, the Securities

Law of the PRC, the Administrative Rules Governing

Issue of Securities by Listed Companies, and after

self inquiry conducted by the Company, the Company is

 able to satisfy the requirements in relation to the

A Share Issue

PROPOSAL #2: Approve the resolution on the                          ISSUER            YES             FOR                  FOR

feasibility study report for the use of proceeds from

 the A Share Issue of the Company

PROPOSAL #3: Approve the resolution on the report on         ISSUER            YES             FOR                  FOR

the use of proceeds from previous fundraising

activities of the Company

PROPOSAL #S.4a: Approve the each of the following              ISSUER            YES             FOR                  FOR

items under the resolution concerning the A Share

Issue of the Company Share Type the A Shares to be

issued under the A Share Issue are the domestic-

listed Renminbi denominated ordinary shares of the

PROPOSAL #S.4b: Approve the each of the following              ISSUER            YES             FOR                  FOR

items under the resolution concerning the A Share

Issue of the Company Nominal Value the A Shares to be

 issued under the A Share Issue has a nominal value

of RMB 1.00 each

PROPOSAL #S.4c: Approve the each of the following              ISSUER            YES             FOR                  FOR

items under the resolution concerning the A Share

Issue of the Company offering Size: the A Shares to

be issued under the A Share Issue will be no more

than 500,000,000 the exact offering size will be

determined by the Board and the lead underwriter  the

 sponsor  through negotiations, subject to the level

of subscriptions if any ex-right or ex-dividend

events, such as entitlement distribution, reserve

capitalization or share placement, occur in the

period between the date of the Board meeting  as

defined below  approving the A Share Issue and the

date of A Share Issue, the respective maximum number

of Shares to be issued under the A Share Issue will

be subject to corresponding adjustment

PROPOSAL #S.4d: Approve the each of the following              ISSUER            YES             FOR                  FOR

items under the resolution concerning the A Share

Issue of the Company Target Subscribers Natural

persons, legal persons and securities investment

funds who maintain A share accounts with the Shanghai

 Stock Exchange, and other investors as approved by

the CSRC  save for those investors who are not

permitted to subscribe for the A Shares by law,

regulation and/or policy of the PRC

PROPOSAL #S.4e: Approve the each of the following              ISSUER            YES             FOR                  FOR

items under the resolution concerning the A Share

Issue of the Company pre-emptive rights of existing A

 Share Shareholders A portion of the new A Shares

the proportion of which is to be determined by the

Board  as authorized by the Shareholders at the

general meeting  and the lead underwriter  will first

 be offered to all existing A Share Shareholders

whose names appeared on the share register on the

record date on a pro-rata basis any new A Shares not

subscribed by any existing A Share Shareholders may

be allotted and issued to other potential investors.

In the event that any connected person of the Company

 subscribes for any new A Shares under the A Share

Issue, the Company shall comply with all relevant

requirements under the Listing Rules under the A

Share Issue, all target subscribers are required to

settle the subscription in cash

PROPOSAL #S.4f: Approve the each of the following              ISSUER            YES             FOR                  FOR

items under the resolution concerning the A Share

Issue of the Company by the Shareholder Basis for

determining the Issue Price the issue price will be

no less than the lower of  i  the average trading

price of the A Shares for the 20 trading days prior

to the date of the publication of the offering

documents, or  ii  the average trading price of the A

 Shares on the trading day preceding the date of the

publication of the offering documents

PROPOSAL #S.4g: Approve the each of the following              ISSUER            YES             FOR                  FOR

items under the resolution concerning the A Share

Issue of the Company method of Issue: the A Share

Issue will be conducted via a public offer of new A

Shares through online and offline offering  within

the meaning of the relevant PRC laws and regulations

, pursuant to which the new A Shares will be offering

 through the trading system of the Shanghai Stock

Exchange and through placement by the underwriter for

 the offering, respectively, to investors as approved

 by the CSRC, or other method as approved by the

CSRC, the A Share Issue to be conducted in due course

 within six months upon approval by the CSRC

PROPOSAL #S.4h: Approve the each of the following              ISSUER            YES             FOR                  FOR

items under the resolution concerning the A Share

Issue of the Company accumulated profit arrangement:

upon the completion of the A Share Issue, existing

the old and new Shareholders will share the

undistributed profits accumulated prior to the A

PROPOSAL #S.4i: Approve the each of the following              ISSUER            YES             FOR                  FOR

items under the resolution concerning the A Share

Issue of the Company: Place of Listing the A Shares

issued under the A Share Issue will be traded on the

Shanghai Stock Exchange

PROPOSAL #S.4j: Approve the each of the following              ISSUER            YES             FOR                  FOR

items under the resolution concerning the A Share

Issue of the Company effectiveness of the Resolution

approving the A Share Issue the resolution will be

effective within 12 months from the date when it is

approved at the EGM of the Company in addition to

approval by this general meeting, this resolution is

required to be submitted as special resolution to the

 class meetings of Shareholders for consideration and

 approval and the execution is subject to the

approval of the CSRC, the plan approved by the CSRC

shall be final

PROPOSAL #S.4k: Approve the each of the following              ISSUER            YES             FOR                  FOR

items under the resolution concerning the A Share

Issue of the Company use of Proceeds: it is intended

to raise a gross amount of no more than RMB 7 billion

  approximately HKD 8 billion   inclusive of issuing

expenses  through the A Share Issue It is currently

intended that the proceeds raised from the A Share

Issue will be used for the following projects:  1

building of oilfield service vessel'S   approximately

 RMB 2.56 billion  approximately HKD 2.9 billion  ;

2  building of 200 feet jack-up rig'S   approximately

 RMB 1.93 billion  approximately HKD 2.2 billion  ;

3 building of deep-water AHTS vessel'S

approximately RMB 1.03 billion approximately HKD 1.2

billion  ;  4  building of twelve-streamer seismic

vessel'S   approximately RMB 960 million

approximately HKD 1.1 billion  ; CONT

PROPOSAL #CONT: CONTD  and  5  building of deep-water        ISSUER             NO              N/A                  N/A

 survey vessel'S   approximately RMB 520 million

approximately HKD 600 million   the Company may

invest in the above projects through utilizing its

internal resources before the proceeds from the A

Share Issue is made available to the Company when the

 proceeds is available, the Company is authorized to

apply the proceeds to any payment due in relation to

the above projects which is incurred before the

completion of the A Share Issue in the event that the

 proceeds raised from the A Share Issue is not

sufficient for the purpose of the above projects, the

 Company will utilize other funding sources to cover

the shortfall upon CONT

PROPOSAL #CONT: CONT completion of any of the above          ISSUER             NO              N/A                  N/A

projects, the remaining proceeds raised from the A

Share Issue  together with interest accrued thereon ,

 if any, will be applied in other projects aforesaid,

 as approved by the Board and recommended by the

independent Directors, the sponsor and the

Supervisory Committee of the Company

PROPOSAL #S.5: Approve the resolution concerning the         ISSUER            YES             FOR                  FOR

authorization given to the Board for handling all

relevant matters regarding the A Share Issue in order

 to effectively complete, in an orderly manner, the A

 Share Issue by the Company in accordance with laws

and regulations including the Company Law of the PRC

and the Securities Law of the PRC and the Articles of

 Association;  a authorize  Mr. Liu Jian and Mr. Li

Yong as the Directors to handle all matters relating

to the A Share Issue, including but not limited to

making specific determination on the timing of issue,

 CONTD

PROPOSAL #CONT: CONTD offering size, method of issue,        ISSUER             NO              N/A                  N/A

 pricing method, issue price, target subscribers,

offering size and proportion to target subscribers,

and offer to existing Shareholders and other matters

relating to the A Share Issue;  b authorize  Mr. Liu

Jian and Mr. Li Yong as the Directors to sign and

execute all application documents and other necessary

 documents and agreements relating to the A Share

Issue as required by the relevant Supervisory

departments, stock exchange and approval authorities

 c  Within the scope of authorization by the general

meeting and based on the actual circumstances;

authorize  Mr. Liu Jian and Mr. Li Yong as the

Directors to adjust the arrangements for the specific

 projects which the proceeds of the A Share Issue

will be used for, including the amount of funds, time

 and method of implementation of the projects and the

 priority of the projects CONTD

PROPOSAL #CONT: CONTD  d authorize  Mr. Liu Jian and         ISSUER             NO              N/A                  N/A

Mr. Li Yong, as the Directors to handle such relevant

 matters as share registration and listing, to submit

 relevant documents upon completion of the A Share

Issue, to amend the Articles of Association  being to

 amend  i  Article 16 for the purpose of amending the

 total issued ordinary shares of the Company and the

shareholding percentage of the promoter upon

completion of the A Share Issue;  ii  Article 17 for

the purpose of amending the total number of A Shares

issued by the Company upon completion of the A Share

Issue, the total number of A Shares held by the CONTD

PROPOSAL #CONT: CONTD promoter and the A Share                   ISSUER             NO              N/A                  N/A

Shareholders  other than the promoter , and the

respective percentages of the promoter, the A Share

Shareholders  other than the promoter  and the H

Share Shareholders in the total issued ordinary

shares of the Company; and  iii  Article 20 for the

purpose of amending the total registered capital of

the Company  upon completion of the A Share Issue,

and carry out relevant registration procedures

regarding the change of the registered capital of the

 Company;  e  authorize Mr. Liu Jian and Mr. Li Yong

as a Directors to handle all other relevant matters

related to the A Share Issue;  f  the authorization

as set forth above shall be effective for 12 months

commencing from the date of approval of the

resolutions at the EGM of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA OILFIELD SVCS LTD

  TICKER:                  N/A                 CUSIP:   Y15002101

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1a: Approve to issue under the A Shares          ISSUER            YES             FOR                  FOR

in the domestic-listed Renminbi denominated ordinary

shares of the Company

PROPOSAL #S.1b: Approve to issue under the A Share            ISSUER            YES             FOR                  FOR

Issue has a nominal value of RMB 1.00 each

PROPOSAL #S.1c: Approve to issue under the A Share            ISSUER            YES             FOR                  FOR

Issue will be no more than 500,000,000. The exact

offering size will be determined by the Board and the

 lead underwriter [the sponsor] through negotiations,

 subject to the level of subscriptions If any ex-

right or ex-dividend events, such as entitlement

distribution, reserve capitalization or share

placement, occur in the period between the date of

the Board meeting [as defined below] approving the A

Share Issue and the date of A Share Issue, the

respective maximum number of Shares to be issued

under the A Share Issue will be subject to

PROPOSAL #S.1d: Approve that natural persons, legal          ISSUER            YES             FOR                  FOR

persons and securities investment funds who maintain

A share accounts with the Shanghai Stock Exchange and

 other investors as approved by the CSRC [save for

those investors who are not permitted to subscribe

for the A Shares by law, regulation and/or policy of

the PRC]

PROPOSAL #S.1e: Approve that a portion of the new A          ISSUER            YES             FOR                  FOR

Shares [the proportion of which is to be determined

by the Board [as authorized by the Shareholders at

the general meeting] and the lead underwriter] will

first be offered to all existing A Share Shareholders

 whose names appeared on the share register on the

record date on a pro-rata basis. Any new A Shares not

 subscribed by any existing A Share Shareholders may

be allotted and issued to other potential investors.

In the event that any connected person of the Company

 subscribes for any new A Shares under the A Share

Issue, the Company shall comply with all relevant

requirements under the Listing Rules Under the A

Share Issue, all target subscribers are required to

settle the subscription in cash

PROPOSAL #S.1f: Approve that the issue price will be         ISSUER            YES             FOR                  FOR

no less than the lower of [i] the average trading

price of the A Shares for the 20 trading days prior

to the date of publication of the Offering Documents,

 or [ii] the average trading price of the A Shares on

 the trading day preceding the date of publication of

 the Offering Documents

PROPOSAL #S.1g: Approve that the A Share Issue will          ISSUER            YES             FOR                  FOR

be conducted via a public offer of new A Shares

through online and offline offering [within the

meaning of the relevant PRC laws and regulations],

pursuant to which the new A Shares will be offering

through the trading system of the Shanghai Stock

Exchange and through placement by the underwriter for

 the offering, respectively, to investors as approved

 by the CSRC, or other method as approved by the

CSRC; the A Share Issue, if approved by the CSRC,

shall be conducted in due course within six months

PROPOSAL #S.1h: Approve that the issue upon the                 ISSUER            YES             FOR                  FOR

completion of the A Share Issue, both the existing

and new Shareholders will share the undistributed

profits accumulated prior to the A Share Issue

PROPOSAL #S.1i: Approve that the A Shares issued                ISSUER            YES             FOR                  FOR

under the A Share Issue will be traded on the

Shanghai Stock Exchange

PROPOSAL #S.1j: Approve that the resolution will be          ISSUER            YES             FOR                  FOR

effective within 12 months from the date when it is

approved at the EGM of the Company; in addition to

approval by this general meeting, this resolution is

required to be submitted as special resolution to the

 class meetings of Shareholders for consideration and

 approval and the execution is subject to the

approval of the CSRC; the plan approved by the CSRC

shall be final

PROPOSAL #S.1k: Approve to raise a gross amount of no        ISSUER            YES             FOR                  FOR

 more than RMB 7 billion [approximately HKD 8

billion] [inclusive of issuing expenses] through the

A Share Issue. It is currently intended that the

proceeds raised from the A Share Issue will be used

for the following projects: [1] building of oilfield

service vessel[s] [approximately RMB2.56 billion

[approximately HKD 2.9 billion]]; [2] building of 200

 feet jack-up rig[s] [approximately RMB 1.93 billion

[approximately HKD 2.2 billion]]; [3] building of

deep-water AHTS vessel[s] [approximately RMB 1.03

billion [approximately HKD 1.2 billion]]; [4]

building of twelve-streamer seismic vessel[s]

[approximately RMB 960 million [approximately HKD 1.1

 billion]; and [5] building of deep-water survey

vessel[s] [approximately RMB520 million

[approximately HKD 600 million]; the Company may

invest in the above projects through utilizing its

internal resources before the proceeds from the A

Share Issue is made available to the Company. When

the proceeds is available; authorize the Company to

apply the proceeds to any injected capital in

relation to the above projects which is incurred

before the completion of the A Share Issue. 4 In the

event that the proceeds raised from the A Share Issue

 is not sufficient for the purpose of the above

projects, the Company will utilize other funding

sources to cover the shortfall. Upon completion of

any of the above projects, CONT  the remaining

proceeds raised from the A Share Issue [together with

 interest accrued thereon], if any, will be applied

in other projects aforesaid, as approved by the Board

 and recommended by the independent Directors, the

PROPOSAL #S.2: Authorize the Board for handling all          ISSUER            YES             FOR                  FOR

relevant matters regarding the A Share Issue be and

is hereby approved; in order to effectively complete,

 in an orderly manner, the A Share Issue by the

Company in accordance with laws and regulations

including the Company Law of the PRC and the

Securities Law of the PRC and the Articles of

Association, the following be and are hereby

approved; [a] authorize the Directors Mr. Liu Jian

and Mr. Li Yong, both to handle all matters relating

to the A Share Issue, including but not limited to

making specific determination on the timing of issue,

 offering size, method of issue, pricing method,

issue price, target subscribers, offering size and

proportion to target subscribers, and offer to

existing Shareholders and other matters relating to

the A Share Issue; [b] authorize the Directors Mr.

Liu Jian and Mr. Li Yong, both to sign and execute

all application documents and other necessary

documents and agreements relating to the A Share

Issue as required by the relevant supervisory

departments, stock exchange and approval authorities;

 [c] authorize the Directors and based on the actual

circumstances, Mr. Liu Jian and Mr. Li Yong, both

being Directors, to adjust the arrangements for the

specific projects which the proceeds of the A Share

Issue will be used for, including the amount of

funds, time and method of implementation of the

projects and the priority of the projects; [d]

authorize the Directors Mr. Liu Jian and Mr. Li Yong,

 both to handle such relevant matters as share

registration and listing, to submit relevant

documents upon completion of the A Share Issue, to

amend the Articles of Association [being to amend [i]

 Article 16 for the purpose of amending the total

issued ordinary shares of the Company and the

shareholding percentage of the promoter upon

completion of the A Share Issue; [ii] Article 17 for

the purpose of amending the total number of A Shares

issued by the Company upon completion of the A Share

Issue, the total number of A Shares held by the

promoter and the A Share Shareholders [other than the

 promoter], and the respective percentages of the

promoter, the A Share Shareholders [other than the

promoter] and the H Share Shareholders in the total

issued ordinary shares of the Company; and [iii]

Article 20 for the purpose of amending the total

registered capital of the Company] upon completion of

 the A Share Issue, and carry out relevant

registration procedures regarding the change of the

registered capital of the Company; [e] authorize the

Directors Mr. Liu Jian and Mr. Li Yong, both to

handle all other relevant matters related to the A

Share Issue; [f] authorize to set forth above shall

be effective for 12 months commencing from the date

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA OVERSEAS LAND & INVESTMENT LTD

  TICKER:                  N/A                 CUSIP:   Y15004107

  MEETING DATE:      11/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the JV Agreement [as        ISSUER            YES             FOR                  FOR

 specified] and the transactions contemplated

thereunder and the implementation thereof; and

authorize any 1 Director of the Company on behalf of

the Company to execute any such other documents,

instruments and agreements and to do any such acts or

 things deemed by him to be incidental to m ancillary

 to or in connection with the matters contemplated in

 the JV Agreement and the transactions contemplated

there under including the affixing of common seal

there on

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA OVERSEAS LAND & INVESTMENT LTD

  TICKER:                  N/A                 CUSIP:   Y15004107

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify and approve the New CSCECL Group        ISSUER            YES             FOR                  FOR

 Engagement Agreement (as specified) and the

transactions contemplated thereunder and the

implementation thereof, and to approve the New Cap

(as defined)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA OVERSEAS LAND & INVESTMENT LTD

  TICKER:                  N/A                 CUSIP:   Y15004107

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and the

Independent Auditor's report for the FYE 31 DEC 2009

PROPOSAL #2.a: Re-elect Mr. Kong Qingping as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.b: Re-elect Mr. Xiao Xiao as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.c: Re-elect Mr. Dong Daping as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.d: Re-elect Mr. Nip Yun Wing as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2.e: Re-elect Mr. Lin Xiaofeng as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.f: Re-elect Mr. Lam Kwong Siu as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.g: Re-elect Dr. Wong Ying Ho, Kennedy as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3: Authorize the Board to fix the                        ISSUER            YES             FOR                  FOR

remuneration of the Directors

PROPOSAL #4: Approve the declaration of a final                 ISSUER            YES             FOR                  FOR

dividend for the YE 31 DEC 2009 of HK 13 cents per

share

PROPOSAL #5: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditors and authorize the Board to fix their

remuneration

PROPOSAL #6: Authorize the Directors the general and         ISSUER            YES             FOR                  FOR

unconditional mandate to repurchase shares in the

capital of the Company up to 10% of the issued share

capital of the Company

PROPOSAL #7: Authorize the Directors the general and         ISSUER            YES             FOR                  FOR

unconditional mandate to allot, issue and deal with

new shares not exceeding 20% of the issued share

capital of the Company

PROPOSAL #8: Approve the extension of the authority          ISSUER            YES             FOR                  FOR

granted to the Directors by Resolution 7 above by

adding the number of shares repurchased pursuant to

the authority granted to the Directors by Resolution

6 above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA PACIFIC INSURANCE (GROUP) CO LTD

  TICKER:                  N/A                 CUSIP:   Y1505R101

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of Board of Directors        ISSUER            YES             FOR                  FOR

 of the Company for the year 2009

PROPOSAL #2: Approve the report of Board of                        ISSUER            YES             FOR                  FOR

Supervisors of the Company for the year 2009

PROPOSAL #3: Approve the financial statements and              ISSUER            YES             FOR                  FOR

report of the Company for the year 2009

PROPOSAL #4: Approve the full text and the summary of        ISSUER            YES             FOR                  FOR

 the annual report of A shares of the Company for the

 year 2009

PROPOSAL #5: Approve the annual report of H shares of        ISSUER            YES             FOR                  FOR

 the Company for the year 2009

PROPOSAL #6: Approve the profit distribution plan of         ISSUER            YES             FOR                  FOR

the Company for the year 2009

PROPOSAL #7: Appointment of Ernst & Young Hua Ming as        ISSUER            YES             FOR                  FOR

 the domestic auditor for the year 2010 and Ernst &

Young as the overseas Auditor of the Company for the

years 2009 and 2010 and authorize the Audit Committee

 of the Board of Directors of the Company to

determine the principles of fixing the remunerations

of the domestic and overseas auditors with them and

authorize the management to determine their actual

remunerations based on the agreed principles

PROPOSAL #8: Approve the remuneration management                ISSUER            YES             FOR                  FOR

system of Directors and Supervisors

PROPOSAL #9: Approve the due diligence report of the         ISSUER            YES             FOR                  FOR

Directors for the year 2009

PROPOSAL #10: Approve the report on performance of            ISSUER            YES             FOR                  FOR

Independent Directors for the year 2009

PROPOSAL #11.1: Election of Mr. GAO Guofu as a                   ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #11.2: Election of Mr. HUO Lianhong as a              ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #11.3: Election of Mr. YANG Xianghai as a            ISSUER            YES             FOR                  FOR

Non-executive Director of the Company

PROPOSAL #11.4: Election of Mr. ZHOU Ciming as a Non-        ISSUER            YES             FOR                  FOR

executive Director of the Company

PROPOSAL #11.5: Election of Mr. YANG Xiangdong as a          ISSUER            YES             FOR                  FOR

Non-executive Director of the Company

PROPOSAL #11.6: Election of Ms. FENG Junyuan, Janine         ISSUER            YES             FOR                  FOR

as a Non-executive Director of the Company

PROPOSAL #11.7: Election of Mr. WANG Chengran as a            ISSUER            YES             FOR                  FOR

Non-executive Director of the Company

PROPOSAL #11.8: Election of Mr. WU Jumin as a Non-             ISSUER            YES             FOR                  FOR

executive Director of the Company

PROPOSAL #11.9: Election of Mr. ZHENG Anguo as a Non-        ISSUER            YES             FOR                  FOR

executive Director of the Company

PROPOSAL #11.10: Election of Ms. XU Fei as a Non-               ISSUER            YES             FOR                  FOR

executive Director of the Company

PROPOSAL #11.11: Election of Mr. XU Shanda as a                 ISSUER            YES             FOR                  FOR

Independent Non-executive Director of the Company

PROPOSAL #11.12: Election of Mr. CHANG Tso Tung                 ISSUER            YES             FOR                  FOR

Stephen as a Independent Non-executive Director of

the Company

PROPOSAL #11.13: Election of Mr. LI Ruoshan as a                ISSUER            YES             FOR                  FOR

Independent Non-executive Director of the Company

PROPOSAL #11.14: Election of Mr. YUEN Tin Fan as a            ISSUER            YES             FOR                  FOR

Independent Non-executive Director of the Company

PROPOSAL #11.15: Election of Mr. XIAO Wei as a                   ISSUER            YES             FOR                  FOR

Independent Non-executive Director of the Company

PROPOSAL #12.1: Election of Mr. ZHANG Jianwei as a            ISSUER            YES             FOR                  FOR

non-employee representative Supervisor of the Company

PROPOSAL #12.2: Election of Ms. LIN Lichun as a Non-         ISSUER            YES             FOR                  FOR

Employee representative supervisor of the Company

PROPOSAL #12.3: Election of Mr. ZHOU Zhuping as a              ISSUER            YES             FOR                  FOR

non-employee representative Supervisor of the Company

PROPOSAL #S.13: Amend the Articles 19, 20, 23, 75,            ISSUER            YES             FOR                  FOR

164, 243, 246 of the original the Articles of

Association of the Company  the Articles of

Association' , and authorize the Chairman of the

Board of Directors or his attorney to make further

amendments which in his opinion may be necessary,

desirable and expedient in accordance with the

applicable laws and regulations, and as may be

required by China Insurance Regulatory Commission

(CIRC) and other relevant authorities

PROPOSAL #S.14: Approve the proposed amendments to            ISSUER            YES             FOR                  FOR

the procedural rules for the shareholders' general

meetings of the Company as set out in Appendix VII to

 the circular of the Company dated 19 APR 2010, and

authorize the Chairman of the Board of Directors or

his attorney to make further amendments which in his

opinion may be necessary and desirable in accordance

with the requirements of relevant regulatory

authorities and the stock exchange at the place where

 the shares of the Company are listed from time to

time during the process of the Company's application

for the amended procedural rules for the

shareholders' general meetings of the Company as

appendix to the Articles of Association shall take

effect after obtaining the approval from CIRC

PROPOSAL #S.15: Approve the proposed amendments to            ISSUER            YES             FOR                  FOR

the interim management measures on connected

transactions of H Shares of the Company as set out in

 Appendix VIII to the circular of the Company dated

PROPOSAL #S.16: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company to determine if the Company shall allot,

issue and deal with domestic shares and overseas

listed foreign shares (H Shares) separately or

concurrently, according to the market conditions and

the needs of the Company, provided that the

respective number of shares shall not exceed 20% of

the domestic shares or H Shares of the Company in

issue on the date of the passing of this Special

Resolution, however, notwithstanding the granting of

the general mandate to the Board of Directors, any

issue of new domestic shares would require another

shareholders' approval at a shareholders' meeting in

accordance with the relevant PRC laws and regulations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA PETE & CHEM CORP

  TICKER:                  N/A                 CUSIP:   Y15010104

  MEETING DATE:      10/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve: a) the Mutual Supply Agreement        ISSUER            YES             FOR                  FOR

 Amendments, the Major Continuing Connected

Transactions and its caps for the 3 years ending on

31 DEC 2012; b) the Non-Major Continuing Connected

Transactions; and authorize Mr. Wang Xinhua, the

Chief Financial Officer of Sinopec Corp., to sign or

execute such other documents or supplemental

agreements or deeds on behalf of Sinopec Corp. and to

 do such things and take all such actions pursuant to

 the relevant Board resolutions as necessary or

desirable for the purpose of giving effect to the

above resolution with such changes as he (or she) may

 consider necessary, desirable or expedient

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA PETROLEUM & CHEMICAL CORP SINOPEC

  TICKER:                  N/A                 CUSIP:   Y15010104

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Board of                ISSUER            YES             FOR                  FOR

Directors of Sinopec Corporation for the Year 2009

PROPOSAL #2.: Receive the report of the Board of                ISSUER            YES             FOR                  FOR

Supervisors of Sinopec Corporation for the Year 2009

PROPOSAL #3.: Approve the audited accounts and                   ISSUER            YES             FOR                  FOR

audited consolidated accounts of Sinopec Corporation

for the YE 31 DEC 2009

PROPOSAL #4.: Approve the Plan for allocating any              ISSUER            YES             FOR                  FOR

surplus common reserve funds at an amount of RMB 20

billion from the after-tax profits

PROPOSAL #5.: Approve the Profit Distribution Plan            ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #6.: Authorize the Board of Directors of              ISSUER            YES             FOR                  FOR

Sinopec Corporation [the ''Board of Directors''] to

determine the interim Profit Distribution Plan of

Sinopec Corporation for 2009

PROPOSAL #7.: Re-appoint KPMG Huazhen and KPMG as the        ISSUER            YES             FOR                  FOR

 Domestic and Overseas Auditors of Sinopec

Corporation for the year 2010, respectively, and

authorize the Board of Directors to determine their

PROPOSAL #8.: Approve the proposal in respect of the         ISSUER            YES             FOR                  FOR

acquisition of certain equity interest and loans held

 by Sinopec International Petroleum Exploration and

Production Corporation

PROPOSAL #S.9: Authorize the Board of Directors,                ISSUER            YES             FOR                  FOR

pursuant to the relevant regulations, within the

maximum balance of the issuable bonds, namely after

issuance, the relevant accumulative debt financing

instruments balance shall not exceed 40% of the

latest total audited net assets of Sinopec

Corporation, to determine issuance of debt financing

instruments, including but not limited to short term

financial instruments, mid-term financial notes and

corporate bonds; to determine the terms and

conditions and all other matters in relation to the

issuance of such debt financing instrument[s] based

on the needs of Sinopec Corporation and the market

conditions, including without limitation to the

determination of the actual value, interest rate,

term, targeted group and use of proceeds of the

bond[s] subject to the aforementioned limits, as well

 as to the production, execution and disclosure of

all necessary documents thereof [Authority expires at

 the completion of next AGM of Sinopec Corporation]

PROPOSAL #S10.A: Approve type of securities to be              ISSUER            YES             FOR                  FOR

issued

PROPOSAL #S10.B: Approve an issuance size                             ISSUER            YES             FOR                  FOR

PROPOSAL #S10.C: Approve nominal value and issue price      ISSUER            YES             FOR                  FOR

PROPOSAL #S10.D: Approve the term                                           ISSUER            YES             FOR                  FOR

PROPOSAL #S10.E: Approve the interest rate                           ISSUER            YES             FOR                  FOR

PROPOSAL #S10.F: Approve the method and timing of              ISSUER            YES             FOR                  FOR

interest payment

PROPOSAL #S10.G: Approve the conversion period                    ISSUER            YES             FOR                  FOR

PROPOSAL #S10.H: Approve the determination and                   ISSUER            YES             FOR                  FOR

adjustment of conversion price

PROPOSAL #S10.I: Approve the downward adjustment to          ISSUER            YES             FOR                  FOR

conversion price

PROPOSAL #S10.J: Approve the conversion method of              ISSUER            YES             FOR                  FOR

fractional share

PROPOSAL #S10.K: Approve the terms of redemption                ISSUER            YES             FOR                  FOR

PROPOSAL #S10.L: Approve the terms of sale back                  ISSUER            YES             FOR                  FOR

PROPOSAL #S10.M: Approve the dividend rights of the          ISSUER            YES             FOR                  FOR

year of conversion

PROPOSAL #S10.N: Approve the method of issuance and          ISSUER            YES             FOR                  FOR

target subscribers

PROPOSAL #S10.O: Approve the subscription arrangement        ISSUER            YES             FOR                  FOR

 for existing shareholders

PROPOSAL #S10.P: Approve the CB Holders and                        ISSUER            YES             FOR                  FOR

bondholder meetings

PROPOSAL #S10.Q: Approve the use of proceeds from the        ISSUER            YES             FOR                  FOR

 issuance of the Convertible Bonds

PROPOSAL #S10.R: Approve the guarantee                                  ISSUER            YES             FOR                  FOR

PROPOSAL #S10.S: Approve the validity period of the          ISSUER            YES             FOR                  FOR

resolutions in relation to the issuance of the

convertible bonds

PROPOSAL #S10.T: Approve the matters relating to                ISSUER            YES             FOR                  FOR

authorization in relation to the issuance of the

convertible bonds

PROPOSAL #S10.U: Approve the Feasibility Analysis              ISSUER            YES             FOR                  FOR

Report on the use of proceeds from the issuance of

the convertible bonds

PROPOSAL #S10.V: Receive the report on the use of              ISSUER            YES             FOR                  FOR

proceeds from last issuance of securities

PROPOSAL #S.11: Authorize the Board of Directors of          ISSUER            YES         AGAINST           AGAINST

Sinopec Corporation a general mandate to issue new

shares: in order to grant discretion to the Board of

Directors on the flexibility of issuance of new

shares, to allot issue and deal with shares not

exceeding 20% of the existing domestic listed shares

and overseas listed foreign shares of Sinopec

Corporation however, notwithstanding the obtaining of

 the general mandate, any issue of domestic shares

needs shareholders' approval at shareholders' meeting

 in accordance with the relevant PRC Laws and

regulations' it is resolved as follow: 1] Subject to

paragraphs [3] and [4] and pursuant to the Company

Law [the Company Law] of the People's Republic of

China [the PRC] and the listing rules of the relevant

 stock exchanges [as amended from time to time], to

allot, issue and deal with shares during the Relevant

 Period and to determine the terms and conditions for

 the allotment and issue of new shares including the

following terms: a] class and number of new shares to

 be issued; b] price determination method of new

shares and/or issue price [including price range]; c]

 the starting and closing dates for the issue; d]

class and number of the new shares to be issued to

existing shareholders; and e] the making or granting

of offers, agreements and options which might require

 the exercise of such powers; 2] to make or grant

offers, agreements and options which would or might

require the exercise of such powers after the end of

the relevant period; 3] the aggregate nominal amount

of new domestic listed shares and new overseas listed

 foreign shares allotted, issued and dealt with or

agreed conditionally or unconditionally to be

allotted, issued and dealt with [whether pursuant to

an option or otherwise] by the Board of Directors of

Sinopec Corporation pursuant to the approval in

paragraph [1], otherwise than pursuant to issue of

shares by conversion of the surplus reserve into

share capital in accordance with the Company Law of

the PRC and the Articles of Association of Sinopec

Corporation, shall not exceed 20% of each class of

the existing domestic listed shares and overseas

listed foreign shares of Sinopec Corporation In

exercising the powers granted in paragraph [1], the

Board of Directors of Sinopec Corporation must [i]

comply with the Company Law of the PRC and the

relevant regulatory stipulations [as amended from

time to time] of the places where Sinopec Corporation

 is listed; and [ii] obtain approval from China

Securities Regulatory Commission and other relevant

PRC government departments, The Board of Directors of

 Sinopec Corporation, subject to the approval of the

relevant authorities of the PRC and in accordance

with the Company Law of the PRC, authorized to

increase the registered capital of Sinopec

Corporation to the required amount upon the exercise

of the powers pursuant to paragraph [1] above to

authorize the Board of Directors to sign the

necessary documents, complete the necessary

formalities and take other necessary steps to

PROPOSAL #12.1: Election of Mr. Ma Weihua as an                 ISSUER            YES             FOR                  FOR

Independent Non-Executive Directors of the Fourth

Session of the Board of Directors of Sinopec Corp

PROPOSAL #12.2: Election of Mr. Wu Xiaogen as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Directors of the Fourth

Session of the Board of Directors of Sinopec Corp

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA RAILWAY CONSTRUCTION CORPORATION LIMITED

  TICKER:                  N/A                 CUSIP:   Y1508P110

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.1: Approve the fulfillment of conditions         ISSUER            YES             FOR                  FOR

to the non-public issuance and placing of A shares by

 the Company

PROPOSAL #I.2: Approve the Plan in relation the non-         ISSUER            YES             FOR                  FOR

public issuance and placing of A shares [supplemented

 and revised]

PROPOSAL #I.3: Approve the connected transactions in         ISSUER            YES             FOR                  FOR

relation to the non-public issuance and placing of A

shares

PROPOSAL #I.4: Approve the report on the use of                 ISSUER            YES             FOR                  FOR

proceeds from previous issuance

PROPOSAL #I.5: Approve the feasible study report on          ISSUER            YES             FOR                  FOR

the Investment Projects to be financed by the issue

proceeds from the non-public issuance and placing of

A shares

PROPOSAL #I.6: Approve the waiver from the                          ISSUER            YES             FOR                  FOR

requirement of general offer by China Railway

Construction Corporation [CRCCG]

PROPOSAL #I.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

deal with relevant matters in relation to the non-

public issuance and placing of A shares

PROPOSAL #I.1SA: Approve the types and nominal value         ISSUER            YES             FOR                  FOR

of A shares to be issued, within the state of the PRC

 and be implemented subsequent to the grant of the

approvals from the relevant governmental authorities

in the PRC upon application

PROPOSAL #I.1SB: Approve the method of issuance of            ISSUER            YES             FOR                  FOR

the Non-Public Issuance and Placing of A share,

within the state of the PRC and be implemented

subsequent to the grant of the approvals from the

relevant governmental authorities in the PRC upon

PROPOSAL #I.1SC: Approve the target subscribers and          ISSUER            YES             FOR                  FOR

method of subscription of the Non-Public Issuance and

 Placing of A share, within the state of the PRC and

be implemented subsequent to the grant of the

approvals from the relevant governmental authorities

in the PRC upon application

PROPOSAL #I.1SD: Approve the size of the issuance of         ISSUER            YES             FOR                  FOR

the Non-Public Issuance and Placing of A share,

within the state of the PRC and be implemented

subsequent to the grant of the approvals from the

relevant governmental authorities in the PRC upon

PROPOSAL #I.1SE: Approve the issue price and pricing         ISSUER            YES             FOR                  FOR

principle of the Non-Public Issuance and Placing of A

 share, within the state of the PRC and be

implemented subsequent to the grant of the approvals

from the relevant governmental authorities in the PRC

 upon application

PROPOSAL #I.1SF: Approve the lock-up period                        ISSUER            YES             FOR                  FOR

arrangement of the Non-Public Issuance and Placing of

 A share, within the state of the PRC and be

implemented subsequent to the grant of the approvals

from the relevant governmental authorities in the PRC

 upon application

PROPOSAL #I.1SG: Approve the use of proceeds of the          ISSUER            YES             FOR                  FOR

Non-Public Issuance and Placing of A share, within

the state of the PRC and be implemented subsequent to

 the grant of the approvals from the relevant

governmental authorities in the PRC upon application

PROPOSAL #I.1SH: Approve the place of listing of the         ISSUER            YES             FOR                  FOR

Non-Public Issuance and Placing of A share, within

the state of the PRC and be implemented subsequent to

 the grant of the approvals from the relevant

governmental authorities in the PRC upon application

PROPOSAL #I.1SI: Approve the arrangement in relation         ISSUER            YES             FOR                  FOR

to the accumulated undistributed profits of the

Company prior to the non-public issuance and placing

of A shares of the Company within the state of the

PRC and be implemented subsequent to the grant of the

 approvals from the relevant governmental authorities

 in the PRC upon application

PROPOSAL #I.1SJ: Approve the Valid period of the                ISSUER            YES             FOR                  FOR

resolution in relation to the Non-Public issuance and

 placing of A shares of the Company within the state

of the PRC and be implemented subsequent to the grant

 of the approvals from the relevant governmental

authorities in the PRC upon application

PROPOSAL #I.S.2: Approve the Share Subscription                 ISSUER            YES             FOR                  FOR

Framework Agreement and the Supplemental Agreement

entered into by the Company and CRCCG: (a) the terms

of the Share Subscription Framework Agreement entered

 into by the Company and CRCCG on 02 MAR 2010 and the

 Supplementary Agreement entered into by the Company

and CRCCG on 26 APR 2010, and all transactions

contemplated under the Share Subscription Framework

Agreement and the Supplementary Agreement; and (b)

the Share Subscription Framework Agreement and the

Supplementary Agreement entered into by the Directors

 of the Company and authorize the Directors of the

Company to do all such acts and things and to sign

and execute all documents and to take such steps as

the directors of the Company (or any one of them) may

 in their absolute discretion consider necessary,

appropriate, desirable or expedient to give effect to

 or in connection with the Share Subscription

Framework Agreement and the Supplementary Agreement

or any of the transactions contemplated there under

and all other matters incidental thereto

PROPOSAL #II.1: Approve the audited financial                     ISSUER            YES             FOR                  FOR

statements of the Company for the YE 31 DEC 2009

PROPOSAL #II.2: Approve the Profits Distribution Plan        ISSUER            YES             FOR                  FOR

 of the Company for the YE 31 DEC 2009 and the

proposal for distribution of the final dividend for

the year 2009

PROPOSAL #II.3: Approve the annual report for the YE         ISSUER            YES             FOR                  FOR

31 DEC 2009 of the Company and its summary

PROPOSAL #II.4: Approve the report of the Board of            ISSUER            YES             FOR                  FOR

Directors of the Company for the YE 31 DEC 2009

PROPOSAL #II.5: Approve the report of the Supervisory        ISSUER            YES             FOR                  FOR

 Committee of the Company for the YE 31 DEC 2009

PROPOSAL #II.6: Appointment of Accounting Firm as the        ISSUER            YES             FOR                  FOR

 External Auditors of the Company for the year 2010

and the payment of its auditing expenses

PROPOSAL #II.7: Approve the remuneration packages of         ISSUER            YES             FOR                  FOR

Directors for the year 2009

PROPOSAL #II.8: Approve the adjustment to the annual         ISSUER            YES             FOR                  FOR

basic salaries for the Independent Directors of the

Company

PROPOSAL #II.9: Amend the rule governing the                       ISSUER            YES         AGAINST           AGAINST

decision-making process in relation to connected

transactions of the Company

PROPOSAL #II.S1: Authorize the Board of Directors to         ISSUER            YES             FOR                  FOR

issue the overseas listed foreign invested shares (H

Share(s)) of the Company: (a) subject to Paragraphs

(i), (ii) and (iii) below, during the Relevant Period

 (as defined), an unconditional general mandate to

allot, issue and/or deal with additional H Shares,

and to make or grant offers, agreements or options in

 respect thereof: (i) such mandate shall not extend

beyond the Relevant Period save that the board of

directors may during the Relevant Period make or

grant offers, agreements or options which might

require the exercise of such powers after the end of

the Relevant Period; (ii) the aggregate nominal

amount of the H Shares to be allotted, issued and/or

dealt with or agreed conditionally or unconditionally

 to be allotted, issued and/or dealt with by the

board of directors shall not exceed 20% of the

aggregate nominal amount of its existing H Shares at

the date of the passing of this resolution; and (iii)

 the Board of Directors will only exercise its power

under such mandate in accordance with the Company Law

 and the Listing Rules of Hong Kong Stock Exchange

(as amended from time to time) or applicable laws,

rules and regulations of any other government or

regulatory bodies and only if all necessary approvals

 from the CSRC and/or other relevant PRC government

authorities are obtained; [Authority expires the

earlier of the conclusion of the next AGM or the

expiration of the period within which the next AGM is

 to be held by law]; (c) contingent on the Board of

Directors resolving to issue H Shares pursuant to

Paragraph (a) of this special resolution, to increase

 the registered capital of the Company to reflect the

 number of H Shares to be issued by the Company

pursuant to Paragraph (a) of this special resolution

and to make such appropriate and necessary amendments

 to the Articles of Association of the Company as

they think fit to reflect such increase in the

registered capital of the Company and to take any

other action and complete any formality required to

effect the issuance of H Shares pursuant to Paragraph

 (a) of this special resolution and the increase in

the registered capital of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA RAILWAY CONSTRUCTION CORPORATION LIMITED

  TICKER:                  N/A                 CUSIP:   Y1508P110

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.a: Approve the Non-Public Issuance and         ISSUER            YES             FOR                  FOR

Placing of A Shares of the Company within the PRC and

 to implement subsequent to the grant of approvals

from the relevant governmental authorities in the PRC

 upon application: Types and nominal value of A

Shares to be issued

PROPOSAL #S.1.b: Approve the Non-Public Issuance and         ISSUER            YES             FOR                  FOR

Placing of A Shares of the Company within the PRC and

 to implement subsequent to the grant of approvals

from the relevant governmental authorities in the PRC

 upon application: Method of issuance

PROPOSAL #S.1.c: Approve the Non-Public Issuance and         ISSUER            YES             FOR                  FOR

Placing of A Shares of the Company within the PRC and

 to implement subsequent to the grant of approvals

from the relevant governmental authorities in the PRC

 upon application: Target subscribers and method of

subscription

PROPOSAL #S.1.d: Approve the Non-Public Issuance and         ISSUER            YES             FOR                  FOR

Placing of A Shares of the Company within the PRC and

 to implement subsequent to the grant of approvals

from the relevant governmental authorities in the PRC

 upon application: The size of the issuance

PROPOSAL #S.1.e: Approve the Non-Public Issuance and         ISSUER            YES             FOR                  FOR

Placing of A Shares of the Company within the PRC and

 to implement subsequent to the grant of approvals

from the relevant governmental authorities in the PRC

 upon application: Issue price and pricing principle

PROPOSAL #S.1.f: Approve the Non-Public Issuance and         ISSUER            YES             FOR                  FOR

Placing of A Shares of the Company within the PRC and

 to implement subsequent to the grant of approvals

from the relevant governmental authorities in the PRC

 upon application: Lock-up period arrangement

PROPOSAL #S.1.g: Approve the Non-Public Issuance and         ISSUER            YES             FOR                  FOR

Placing of A Shares of the Company within the PRC and

 to implement subsequent to the grant of approvals

from the relevant governmental authorities in the PRC

 upon application: Use of proceeds

PROPOSAL #S.1.h: Approve the Non-Public Issuance and         ISSUER            YES             FOR                  FOR

Placing of A Shares of the Company within the PRC and

 to implement subsequent to the grant of approvals

from the relevant governmental authorities in the PRC

 upon application: Place of listing

PROPOSAL #S.1.i: Approve the Non-Public Issuance and         ISSUER            YES             FOR                  FOR

Placing of A Shares of the Company within the PRC and

 to implement subsequent to the grant of approvals

from the relevant governmental authorities in the PRC

 upon application: Arrangement relating to the

accumulated undistributed profits of the Company

prior to the Non-Public Issuance and Placing of A

PROPOSAL #S.1.j: Approve the Non-Public Issuance and         ISSUER            YES             FOR                  FOR

Placing of A Shares of the Company within the PRC and

 to implement subsequent to the grant of approvals

from the relevant governmental authorities in the PRC

 upon application: Valid period of the resolution in

relation to the Non-Public Issuance and Placing of A

Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA RAILWAY GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y1509D116

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company FYE 31 DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company FYE 31 DEC 2009

PROPOSAL #3: Approve the work report of Independent          ISSUER            YES             FOR                  FOR

Directors of the Company FYE 31 DEC 2009

PROPOSAL #4: Approve the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the Company FYE 31 DEC 2009

PROPOSAL #5: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Company's international Auditors and Deloitte

Touche Tohmatsu CPA Ltd. as the Company's domestic

Auditors for a term ending at the next AGM of the

Company and to authorize the Board of Directors of

the Company to determine their remuneration

PROPOSAL #6: Approve the Profit Distribution Plan of         ISSUER            YES             FOR                  FOR

the Company FYE 31 DEC 2009

PROPOSAL #7: Approve the adjustments to the                        ISSUER            YES             FOR                  FOR

remuneration for the Independent Directors of the

Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA RES ENTERPRISE LTD

  TICKER:                  N/A                 CUSIP:   Y15037107

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the conditional                ISSUER            YES             FOR                  FOR

asset swap agreement dated 29 OCT 2009 entered into

between the Company and China Resources [Holdings]

Company Limited [CRH] in relation to the acquisitions

 of a hypermarket chain in China and a brewery in

Shandong Province from, and the disposals of the

Company's entire interest in its textile division and

 the minority investments in container terminal

operations in Hong Kong and Yantian, Shenzhen to, CRH

 or its subsidiaries [the Asset Swap Agreement], as

specified, and all the terms and conditions thereof

and the transactions contemplated under the Asset

Swap Agreement, and authorize any Executive Director

of the Company to do such acts and execute such other

 documents with or without amendments and affix the

common seal of the Company thereto [if required] as

he may consider necessary, desirable or expedient and

 in the interest of the Company to carry out or give

effect to or otherwise in connection with or in

relation to the Asset Swap Agreement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA RESOURCES ENTERPRISE LTD

  TICKER:                  N/A                 CUSIP:   Y15037107

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the audited                     ISSUER            YES             FOR                  FOR

financial statements and the Directors' report and

the Independent Auditor's report for the YE 31 DEC

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.a: Re-election of Mr. Lai Ni Hium as                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.b: Re-election of Mr. Houang Tai Ninh as         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.c: Re-election of Dr. Li Ka Cheung, Eric         ISSUER            YES             FOR                  FOR

as Director

PROPOSAL #3.d: Re-election of Dr. Cheng Mo Chi as              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.e: Re-election of Mr. Bernard Charnwut            ISSUER            YES             FOR                  FOR

Chan as Director

PROPOSAL #3.f: Re-election of Mr. Siu Kwing Chue,              ISSUER            YES             FOR                  FOR

Gordon as Director

PROPOSAL #3.g: Approve to fix the fees for all                   ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Re-appointment of Auditors and authorize        ISSUER            YES             FOR                  FOR

 the Directors to fix their remuneration

PROPOSAL #5: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to repurchase shares of the Company

PROPOSAL #6: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to issue new shares of the Company

PROPOSAL #7: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 be given to the Directors to issue shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA RESOURCES LAND LTD

  TICKER:                  N/A                 CUSIP:   G2108Y105

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, confirm and ratify the                     ISSUER            YES             FOR                  FOR

conditional sale and purchase agreement [the Sale and

 Purchase Agreement] dated 31 JUL 2009 entered into

between Central New Investments Limited [the Vendor]

and the Company [the Purchaser] as specified, in all

respects and all the transactions contemplated

pursuant to the Sale and Purchase Agreement; and

authorize any one Director of the Company or any

other person by the Board of Directors of the Company

 from time to time be and are to sign, execute,

perfect and deliver and where required, affix the

common seal of the Company to, all such documents,

instruments and deeds, and do all such actions which

are in his opinion necessary, appropriate, desirable

or expedient for the implementation and completion of

 the Sale and Purchase Agreement, all other

transactions contemplated under or incidental to the

Sale and Purchase Agreement and all other matters

incidental thereto or in connection therewith and to

agree to the variation and waiver of any of the

matters relating thereto that are, in his opinion,

appropriate, desirable or expedient in the context of

 the Acquisition and are in the best interests of the

 Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA RESOURCES LAND LTD

  TICKER:                  N/A                 CUSIP:   G2108Y105

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Directors' report and the Independent

Auditor's report for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Mr. Wu Xiangdong as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Re-elect Mr. Jiang Wei as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Re-elect Mr. Li Fuzuo as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Re-elect Mr. Du Wenmin as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Re-elect Mr. Wang Shi as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.6: Re-elect Mr. Ma Si Hang Frederick as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.7: Approve to fix the remuneration of the        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #4: Re-appoint the Auditor and authorize the        ISSUER            YES             FOR                  FOR

 Directors to fix their remuneration

PROPOSAL #5: Grant a general mandate to the Directors        ISSUER            YES             FOR                  FOR

 to repurchase shares of the Company

PROPOSAL #6: Grant a general mandate to the Directors        ISSUER            YES             FOR                  FOR

 to issue new shares of the Company

PROPOSAL #7: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 be given to the Directors to issue new shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA RESOURCES POWER HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y1503A100

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the report of the Directors and the Independent

Auditor's report for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.1: Re-elect Ms. Wang Xiao Bin as the                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Re-elect Mr. Anthony H. Adams as the          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.3: Re-elect Mr. Chen Ji Min as the                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.4: Re-elect Mr. Ma Chiu-Cheung, Andrew as        ISSUER            YES             FOR                  FOR

 the Director

PROPOSAL #3.5: Re-elect Mr. Shi Shanbo as the Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Re-elect Ms. Elsie Leung Oi-sie as the        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.7: Re-elect Dr. Raymond K.F. Ch'ien as            ISSUER            YES             FOR                  FOR

the Director

PROPOSAL #3.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditors and authorize the Directors to fix their

 remuneration.

PROPOSAL #5: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to repurchase shares of the Company

PROPOSAL #6: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to issue new shares of the Company

PROPOSAL #7: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 be given to the Directors to issue shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA RESOURCES POWER HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y1503A100

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify and approve the entering into of        ISSUER            YES             FOR                  FOR

 the Master Coal Supply Agreement dated 09 APR 2010,

to authorize any one Director of the Company to take

such actions and execute such documents (to be

countersigned by the Company secretary of the Company

 or another person pursuant to the Articles of

Association of the Company if the common seal of the

Company is required to be affixed thereto) and

approve the proposed aggregate annual caps for the

supply of coal under the Master Coal Supply Agreement

 for each of the three periods: (1) from 09 APR 2010

to 31 DEC 2010; (2) from 01 JAN 2011 to 31 DEC 2011;

and (3) from 01 JAN 2012 to 31 DEC 2012 are RMB 1,200

 million, RMB 4,320 million and RMB 6,912 million

equivalent to approximately HKD 1,364 million, HKD

4,909 million and HKD 7,855 million, respectively

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA SHENHUA ENERGY COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y1504C113

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for the YE 31 DEC 2009

PROPOSAL #2: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

supervisors of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company for the YE 31 DEC 2009

PROPOSAL #4: Approve the Company's profit                            ISSUER            YES             FOR                  FOR

distribution plan for the YE 31 DEC 2009, i.e. final

dividend for the YE 31 DEC 2009 in the amount of RMB

0.53 per share inclusive of tax  be declared and

distributed, the aggregate amount of which is

approximately RMB 10,541,000,000

PROPOSAL #5: Approve the remuneration of the                       ISSUER            YES             FOR                  FOR

Directors and supervisors of the Company for the YE

31 DEC 2009, i.e. aggregate remuneration of the

executive Directors is in the amount of RMB

902,336.78; aggregate remuneration of the non-

executive Directors is in the amount of RMB

1,612,500, of which the aggregate remuneration of the

 independent non-executive Directors is in the amount

 of RMB 1,612,500, the non-executive Directors  other

 than the independent non-executive Directors  are

remunerated by Shenhua Group Corporation Limited and

are not remunerated by the Company in cash;

remuneration of the supervisors is in the amount of

PROPOSAL #6: Re-appointment of KPMG Huazhen and KPMG         ISSUER            YES             FOR                  FOR

as the PRC and international Auditors respectively of

 the Company for 2010, the term of such re-

appointment of shall continue until the next AGM, and

 to authorise a committee comprising of Mr. Zhang

Xiwu, Mr. Zhang Yuzhuo and Mr. Ling Wen, all being

Directors of the Company, to determine their

PROPOSAL #7: Approve the revision of annual capital          ISSUER            YES             FOR                  FOR

of continuing connected transactions carried out

pursuant to the Transportation Service Framework

Agreement dated 18 DEC 2009 entered into between the

Company and Taiyuan Railway Bureau from RMB

2,600,000,000 to RMB 7,000,000,000 for the YE 31 DEC

PROPOSAL #8: Approve the revision of annual capital          ISSUER            YES             FOR                  FOR

of continuing connected transactions carried out

pursuant to the Mutual Coal Supply Agreement dated 23

 MAR 2007 entered into between the Company and

Shenhua Group Corporation Limited for the supply of

coal by the Company and its subsidiaries  the Group

to Shenhua Group Corporation Limited and its

subsidiaries  excluding the Group   the Shenhua Group

  from RMB 2,732,720,000 to RMB 4,500,000,000 for the

 year ending 31 DEC 2010

PROPOSAL #9: Approve the Mutual Coal Supply Agreement        ISSUER            YES             FOR                  FOR

 dated 12 MAR 2010 entered into between the Company

and Shenhua Group Corporation Limited, the

transactions contemplated there under and the

following proposed annual capitals;  a proposed

annual capitals of RMB 6,600,000,000, RMB

7,000,000,000 and RMB 7,500,000,000 for the three YE

31 DEC 2011, 31 DEC 2012 and 31 DEC 2013,

respectively, for the supply of coal by the Group to

the Shenhua Group; and b  proposed annual capitals of

 RMB 11,000,000,000, RMB 13,000,000,000 and RMB

16,000,000,000 for the three YE 31 DEC 2011, 31 DEC

2012 and 31 DEC 2013, respectively, for the supply of

PROPOSAL #10: Approve the Mutual Supplies and                     ISSUER            YES             FOR                  FOR

Services Agreement dated 12 MAR 2010 entered into

between the Company and Shenhua Group Corporation

Limited, the transactions contemplated there under

and the following proposed annual capitals:  a

proposed annual capitals of RMB 4,600,000,000, RMB

7,300,000,000 and RMB 8,600,000,000 for the 3 YE 31

DEC 2011, 31 DEC 2012 and 31 DEC 2013, respectively,

for production supplies and ancillary services by the

 Group to the Shenhua Group; and  b  proposed annual

capitals of RMB 5,500,000,000, RMB 6,000,000,000 and

RMB 6,600,000,000 for the 3 YE 31 DEC 2011, 31 DEC

2012 and 31 DEC 2013, respectively, for production

supplies and ancillary services by the Shenhua Group

to the Group

PROPOSAL #11: Approve the Coal Supply Framework                 ISSUER            YES             FOR                  FOR

Agreement dated 12 MAR 2010 entered into between the

Company and China Datang Corporation, the proposed

annual capitals thereto of RMB 4,300,000,000, RMB

4,600,000,000 and RMB 4,900,000,000 for the 3 years

ending 31 DEC 2011, 31 DEC 2012 and 31 DEC 2013,

respectively, and the transactions contemplated there

 under

PROPOSAL #12: Approve the Coal Supply Framework                 ISSUER            YES             FOR                  FOR

Agreement dated 12 MAR 2010 entered into between the

Company and Tianjin Jinneng Investment Company, the

proposed annual capitals thereto of RMB

4,100,000,000, RMB 4,400,000,000 and RMB

4,800,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012

and 31 DEC 2013, respectively, and the transactions

contemplated there under

PROPOSAL #13: Approve the Coal Supply Framework                 ISSUER            YES             FOR                  FOR

Agreement dated 12 MAR 2010 entered into between the

Company and Jiangsu Guoxin Asset Management Group

Company Limited, the proposed annual capitals thereto

 of RMB 3,500,000,000, RMB 3,800,000,000 and RMB

4,100,000,000 for the three YE 31 DEC 2011, 31 DEC

2012 and 31 DEC 2013, respectively, and the

transactions contemplated there under

PROPOSAL #14: Approve the Transportation Service                ISSUER            YES             FOR                  FOR

Framework Agreement dated 12 MAR 2010 entered into

between the Company and Taiyuan Railway Bureau, the

proposed annual capitals thereto of RMB

8,100,000,000, RMB 8,600,000,000 and RMB

9,300,000,000 for the three years ending 31 DEC 2011,

 31 DEC 2012 and 31 DEC 2013, respectively, and the

transactions contemplated there under

PROPOSAL #15: Approve the Coal Supply Framework                 ISSUER            YES             FOR                  FOR

Agreement dated 12 MAR 2010 entered into between the

Company and Shaanxi Province Coal Transportation and

Sales  Group  Co Ltd, the proposed annual capitals

thereto of RMB 6,000,000,000, RMB 6,400,000,000 and

RMB 7,100,000,000 for the three years ending 31 DEC

2011, 31 DEC 2012 and 31 DEC 2013, respectively, and

the transactions contemplated there under

PROPOSAL #16.1: Re-appointment of Dr. Zhang Xiwu as          ISSUER            YES             FOR                  FOR

an executive Director of the Company

PROPOSAL #16.2: Re-appointment of Dr. Zhang Yuzhuo as        ISSUER            YES             FOR                  FOR

 an executive Director of the Company

PROPOSAL #16.3: Re-appointment of Dr. Ling Wen as an         ISSUER            YES             FOR                  FOR

executive Director of the Company

PROPOSAL #16.4: Re-appointment of Mr. Han Jianguo as         ISSUER            YES             FOR                  FOR

a non-executive Director of the Company

PROPOSAL #16.5: Appointment of Mr. Liu Benrun as a            ISSUER            YES             FOR                  FOR

non-executive Director of the Company

PROPOSAL #16.6: Appointment of Mr. Xie Songlin as a          ISSUER            YES             FOR                  FOR

non-executive Director of the Company

PROPOSAL #16.7: Re-appointment of Mr. Gong Huazhang          ISSUER            YES             FOR                  FOR

as an independent non-executive Director of the

PROPOSAL #16.8: Appointment of Mr. Guo Peizhang as an        ISSUER            YES             FOR                  FOR

 independent non-executive Director of the Company

PROPOSAL #16.9: Appointment of Ms. Fan Hsu Lai Tai as        ISSUER            YES             FOR                  FOR

 an independent non-executive Director of the Company

PROPOSAL #17.1: Appointment of Mr. Sun Wenjian as a          ISSUER            YES             FOR                  FOR

shareholders' representative supervisor of the Company

PROPOSAL #17.2: Appointment of Mr. Tang Ning as a              ISSUER            YES             FOR                  FOR

shareholders representative supervisor of the Company

PROPOSAL #S.18: Approve a general mandate to the                ISSUER            YES             FOR                  FOR

Board of Directors to, by reference to market

conditions and in accordance with needs of the

Company, to allot, issue and deal with, either

separately or concurrently, additional domestic

shares  A shares  and overseas listed foreign

invested shares  H shares  not exceeding 20% of each

of the number of domestic shares  A shares  and the

number of overseas-listed foreign invested shares  H

shares  in issue at the time of passing this

resolution at AGM; pursuant to PRC laws and

regulations, the Company will seek further approval

from its shareholders in general meeting for each

issuance of domestic shares  A shares  even where

this general mandate is approved;  2  the Board of

Directors be authorised to including but not limited

to the following :-  i  formulate and implement

PROPOSAL #CONT: CONTD issuance plan, including but            ISSUER             NO              N/A                  N/A

not limited to the class of shares to be issued,

pricing mechanism and/or issuance price  including

price range , number of shares to be issued,

allottees and use of proceeds, time of issuance,

period of issuance and whether to issue shares to

existing shareholders;  ii  approve and execute, on

behalf of the Company, agreements related to share

issuance, including but not limited to underwriting

agreement and engagement agreements of professional

advisers;  iii  approve and execute, on behalf of the

 Company, documents related to share issuance for

submission to regulatory authorities, and to carry

out approval procedures required by regulatory

authorities and venues in which the Company is

listed;  iv  amend, as required by regulatory

authorities within or outside China, agreements and

PROPOSAL #CONT: CONTD documents referred to in  ii           ISSUER             NO              N/A                  N/A

and  iii  above;  v  engage the services of

professional advisers for share issuance related

matters, and to approve and execute all acts, deeds,

documents or other matters necessary, appropriate or

required for share issuance;  vi  increase the

registered capital of the Company after share

issuance, and to make corresponding amendments to the

 articles of association of the Company relating to

share capital and shareholdings etc, and to carry out

 statutory registrations and filings within and

outside China;  Authority expires from the conclusion

 of the AGM of the Company for 2010 the expiration of

 a period of 12 months following the passing of this

special resolution at the AGM for 2009; or  c the

date on which the authority conferred by this special

 resolution CONTD

PROPOSAL #CONT: CONTD is revoked or varied by a                 ISSUER             NO              N/A                  N/A

special resolution of shareholders at a general

meeting, except where the Board of Directors has

resolved to issue domestic shares  A shares  or

overseas-listed foreign invested shares  H shares

during the Relevant Period and the share issuance is

to be continued or implemented after the Relevant

Period

PROPOSAL #S.19: Approve the following general mandate        ISSUER            YES             FOR                  FOR

 to repurchase domestic shares  A shares  and

overseas-listed foreign invested shares  H shares ;

1  approve a general mandate to the Board of

Directors to, by reference to market conditions and

in accordance with needs of the Company, to

repurchase domestic shares  A shares  not exceeding

10% of the number of domestic shares  A shares  in

issue at the time when this resolution is passed at

AGM and the relevant resolutions are passed at class

meetings of shareholders; pursuant to PRC laws and

regulations, and for repurchases of domestic shares

A shares , the Company will seek further approval

from its shareholders in general meeting for each

repurchase of domestic shares  A shares  even where

the general mandate is granted, but will not be

required to seek shareholders' approval CONTD

PROPOSAL #CONT: CONTD at class meetings of domestic          ISSUER             NO              N/A                  N/A

share  A share  shareholders or overseas-listed

foreign invested share  H share  shareholders;  2

approve a general mandate to the Board of Directors

to, by reference to market conditions and in

accordance with needs of the Company, to repurchase

overseas-listed foreign invested shares  H shares

not exceeding 10% of the number of overseas-listed

foreign invested shares  H shares  in issue at the

time when this resolution is passed at AGM and the

relevant resolutions are passed at class meetings of

shareholders;  3  the Board of Directors be

authorized to  including but not limited to the

following :-  i  formulate and implement detailed

repurchase plan, including but not limited to

repurchase price, number of shares to repurchase,

time of repurchase and period of repurchase etc;  ii

PROPOSAL #CONT: CONTD creditors in accordance with            ISSUER             NO              N/A                  N/A

the PRC Company Law and articles of association of

the Company;  iii  open overseas share accounts and

to carry out related change of foreign exchange

registration procedures;  iv  carry out relevant

approval procedures required by regulatory

authorities and venues in which the Company is

listed, and to carry out filings with the China

Securities Regulatory Commission;  v  carry out

cancellation procedures for repurchased shares,

decrease registered capital, and to make

corresponding amendments to the articles of

association of the Company relating to share capital

and shareholdings etc, and to carry out statutory

registrations and filings within and outside China;

vi  approve and execute, on behalf of the Company,

documents and matters related to share repurchase;

PROPOSAL #CONT: CONTD general mandate will expire on         ISSUER             NO              N/A                  N/A

the earlier of  Relevant Period :-  a the conclusion

of the AGM of the Company for 2010;  b  the

expiration of a period of twelve months following the

 passing of this special resolution at the AGM for

2009, the first A shareholders' class meeting in 2010

 and the first H shareholders' class meeting in 2010;

 or  c  the date on which the authority conferred by

this special resolution is revoked or varied by a

special resolution of shareholders at a general

meeting, or a special resolution of shareholders at a

 class meeting of domestic share  A share

shareholders or a class meeting of overseas-listed

foreign invested share  H share  shareholders, except

 where the Board of Directors CONTD

PROPOSAL #CONT: CONTD has resolved to repurchase                ISSUER             NO              N/A                  N/A

domestic shares  A shares  or overseas-listed foreign

 invested shares  H shares  during the Relevant

Period and the share repurchase is to be continued or

 implemented after the relevant period

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA SHENHUA ENERGY COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y1504C113

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors, to          ISSUER            YES             FOR                  FOR

repurchase domestic shares [A shares] and overseas-

listed foreign invested shares [H shares]:- by

reference to market conditions and in accordance with

 needs of the Company, to repurchase domestic shares

[A shares] not exceeding 10% of the number of

domestic shares [A shares] in issue at the time when

this resolution is passed at AGM and the relevant

resolutions are passed at class meetings of

shareholders, pursuant to PRC laws and regulations,

and for repurchases of domestic shares [A shares],

the Company will seek further approval from its

shareholders in general meeting for each repurchase

of domestic shares [A shares] even where the general

mandate is granted, but will not be required to seek

shareholders' approval at class meetings of domestic

share [A share] shareholders or overseas-listed

foreign invested share [H share] shareholders; 2]

approve a general mandate to the Board of Directors

to, by reference to market conditions and in

accordance with needs of the Company, to repurchase

overseas-listed foreign invested shares [H shares]

not exceeding 10% of the number of overseas-listed

foreign invested shares [H shares] in issue at the

time when this resolution is passed at annual general

 meeting and the relevant resolutions are passed at

class meetings of shareholders; 3] authorize the

Board of Directors to [including but not limited to

the following]: i) formulate and implement detailed

repurchase plan, including but not limited to

repurchase price, number of shares to repurchase,

time of repurchase and period of repurchase etc; ii)

notify creditors in accordance with the PRC Company

Law and articles of association of the Company; iii)

open overseas share accounts and to carry out related

 change of foreign exchange registration procedures;

iv) carry out relevant approval procedures required

by regulatory authorities and venues in which the

Company is listed, and to carry out filings with the

China Securities Regulatory Commission; v) carry out

cancelation procedures for repurchased shares,

decrease registered capital, and to make

corresponding amendments to the articles of

association of the Company relating to share capital

and shareholdings etc, and to carry out statutory

registrations and filings within and outside China;

vi) approve and execute, on behalf of the Company,

documents and matters related to share repurchase;

[Authority expires at the earlier of the conclusion

of the AGM of the Company for 2010; or the expiration

 of a period of 12 months following the passing of

this special resolution at the AGM for 2009, the

first A shareholders' class meeting in 2010 and the

first H shareholders' class meeting in 2010]; the

date on which the authority conferred by this special

 resolution is revoked or varied by a special

resolution of shareholders at a general meeting, or a

 special resolution of shareholders at a class

meeting of domestic share [A share] shareholders or a

 class meeting of overseas-listed foreign invested

share [H share] shareholders, except wh

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA SHIPPING CONTAINER LINES CO LTD

  TICKER:                  N/A                 CUSIP:   Y1513C104

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to renew Non-exempt Continuing         ISSUER            YES             FOR                  FOR

Connected Transactions entered into under the Master

Supply Agreement, the First Master Liner and Cargo

Agency Agreement, the First Master Loading and

Unloading Agreement and the Second Master Loading and

 Unloading Agreement, and the Revised Master

Provision of Containers Agreement, together with

their respective proposed annual caps for each of the

 3 years ending 31 DEC 2010, 2011 and 2012, as

PROPOSAL #2.: Approve the Financial Services                       ISSUER            YES         AGAINST           AGAINST

Framework Agreement to be entered into between the

Company and China Shipping [Group] Company, the

transactions in respect of the provision of deposit

services and loan services contemplated thereunder

and its proposed annual caps for each of the 4 years

ending 31 DEC 2009, 2010, 2011 and 2012, as specified

 and authorize any one Director of the Company to

sign the Financial Services Framework Agreement for

and on behalf of the Company

PROPOSAL #3.: Approve to change the Articles of                 ISSUER            YES             FOR                  FOR

Association as specified

PROPOSAL #4.: Appoint Mr. Wu Daqi as an Independent          ISSUER            YES             FOR                  FOR

Non-Executive Director for a term commencing at the

conclusion of the EGM and ending at the conclusion of

 the AGM of the Company for the year 2009, i.e. in or

 around JUN 2010 and authorize the Board to fix the

remuneration of Mr. Wu Daqi

PROPOSAL #5.: Approve the resignation of Mr. Wang              ISSUER            YES             FOR                  FOR

Zongxi as an Independent Non-Executive Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA SHIPPING CONTAINER LINES CO LTD

  TICKER:                  N/A                 CUSIP:   Y1513C104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Auditors' report of the Company as at and

for the YE 31 DEC 2009

PROPOSAL #2: Approve the proposed profit distribution        ISSUER            YES             FOR                  FOR

 plan of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company  the Board  for the YE 31

DEC 2009

PROPOSAL #4: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #5: Approve the annual reports of the                   ISSUER            YES             FOR                  FOR

Company prepared under the requirements of the places

 of listing of the Company for the YE 31 DEC 2009

PROPOSAL #6: Appointment of PricewaterhouseCoopers,          ISSUER            YES             FOR                  FOR

Hong Kong, Certified Public Accountants as the

Company's International Auditor, to hold office for

the year 2010, and authorize the audit committee of

the Board to determine its remuneration

PROPOSAL #7: Appointment of Vocation International            ISSUER            YES             FOR                  FOR

Certified Public Accountants Co., Ltd. as the

Company's PRC Auditor, to hold office for the year

2010, and authorize the audit committee of the Board

to determine its remuneration

PROPOSAL #8: Approve to determine the remuneration of        ISSUER            YES             FOR                  FOR

 the Directors and Supervisors of the Company for the

 year ending 31 DEC 2010

PROPOSAL #9.a: Re-elect Mr. Li Shaode as a Executive         ISSUER            YES             FOR                  FOR

Director of the Company  the Directors , pursuant to

Article 10.2 of the Articles of Association of the

Company with effect from the conclusion of the AGM

until the conclusion of the AGM of the Company for

the year 2012, i.e. on or around June 2013

PROPOSAL #9.b: Re-elect Mr. Ma Zehua as a Non-                    ISSUER            YES             FOR                  FOR

Executive Director of the Company  the Directors ,

pursuant to Article 10.2 of the Articles of

Association of the Company with effect from the

conclusion of the AGM until the conclusion of the AGM

 of the Company for the year 2012, i.e. on or around

June 2013

PROPOSAL #9.c: Re-elect Mr. Zhang Guofa as a                       ISSUER            YES             FOR                  FOR

Executive Director of the Company  the Directors ,

pursuant to Article 10.2 of the Articles of

Association of the Company with effect from the

conclusion of the AGM until the conclusion of the AGM

 of the Company for the year 2012, i.e. on or around

PROPOSAL #9.d: Re-elect Mr. Zhang Jianhua as a Non-           ISSUER            YES             FOR                  FOR

Executive Director of the Company  the Directors ,

pursuant to Article 10.2 of the Articles of

Association of the Company with effect from the

conclusion of the AGM until the conclusion of the AGM

 of the Company for the year 2012, i.e. on or around

June 2013

PROPOSAL #9.e: Re-elect Mr. Lin Jianqing as a Non-             ISSUER            YES             FOR                  FOR

Executive Director of the Company  the Directors ,

pursuant to Article 10.2 of the Articles of

Association of the Company with effect from the

conclusion of the AGM until the conclusion of the AGM

 of the Company for the year 2012, i.e. on or around

June 2013

PROPOSAL #9.f: Re-elect Mr. Wang Daxiong as a Non-             ISSUER            YES             FOR                  FOR

Executive Director of the Company  the Directors ,

pursuant to Article 10.2 of the Articles of

Association of the Company with effect from the

conclusion of the AGM until the conclusion of the AGM

 of the Company for the year 2012, i.e. on or around

June 2013

PROPOSAL #9.g: Re-elect Mr. Huang Xiaowen as a                   ISSUER            YES             FOR                  FOR

Executive Director of the Company  the Directors ,

pursuant to Article 10.2 of the Articles of

Association of the Company with effect from the

conclusion of the AGM until the conclusion of the AGM

 of the Company for the year 2012, i.e. on or around

June 2013

PROPOSAL #9.h: Re-elect Mr. Zhao Hongzhou as a                   ISSUER            YES             FOR                  FOR

Executive Director of the Company  the Directors ,

pursuant to Article 10.2 of the Articles of

Association of the Company with effect from the

conclusion of the AGM until the conclusion of the AGM

 of the Company for the year 2012, i.e. on or around

June 2013

PROPOSAL #9.i: Re-elect Mr. Yan Zhichong as a Non-             ISSUER            YES             FOR                  FOR

Executive Director of the Company  the Directors ,

pursuant to Article 10.2 of the Articles of

Association of the Company with effect from the

conclusion of the AGM until the conclusion of the AGM

 of the Company for the year 2012, i.e. on or around

June 2013

PROPOSAL #9.j: Re-elect Mr. Xu Hui as a Non-Executive        ISSUER            YES             FOR                  FOR

 Director of the Company  the Directors , pursuant to

 Article 10.2 of the Articles of Association of the

Company with effect from the conclusion of the AGM

until the conclusion of the AGM of the Company for

the year 2012, i.e. on or around June 2013

PROPOSAL #9.k: Re-elect Mr. Shen Zhongying as a                 ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

the Directors , pursuant to Article 10.2 of the

Articles of Association of the Company with effect

from the conclusion of the AGM until the conclusion

of the AGM of the Company for the year 2012, i.e. on

or around June 2013

PROPOSAL #9.l: Re-elect Mr. Shen Kangchen as                       ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

the Directors , pursuant to Article 10.2 of the

Articles of Association of the Company with effect

from the conclusion of the AGM until the conclusion

of the AGM of the Company for the year 2012, i.e. on

or around June 2013

PROPOSAL #9.m: Re-elect Mr. Jim Poon  also known as          ISSUER            YES             FOR                  FOR

Pan Zhanyuan  as a Independent Non-Executive Director

 as a of the Company  the Directors , pursuant to

Article 10.2 of the Articles of Association of the

Company with effect from the conclusion of the AGM

until the conclusion of the AGM of the Company for

the year 2012, i.e. on or around June 2013

PROPOSAL #9.n: Re-elect Mr. Wu Daqi as a Independent         ISSUER            YES             FOR                  FOR

Non-Executive Director of the Company the Directors ,

 pursuant to Article 10.2 of the Articles of

Association of the Company with effect from the

conclusion of the AGM until the conclusion of the AGM

 of the Company for the year 2012, i.e. on or around

June 2013

PROPOSAL #9.o: Re-elect Ms. Zhang Nan as a                          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

the Directors , pursuant to Article 10.2 of the

Articles of Association of the Company with effect

from the conclusion of the AGM until the conclusion

of the AGM of the Company for the year 2012, i.e. on

or around June 2013

PROPOSAL #10.a: Re-elect Mr. Chen Decheng as a                   ISSUER            YES             FOR                  FOR

Supervisor of the Company pursuant to Article 14.2 of

 the Articles of Association of the Company with

effect from the conclusion of the AGM until the

conclusion of the annual general meeting of the

Company for the year 2012, i.e. on or around June 2013

PROPOSAL #10.b: Re-elect Mr. Kou Laiqi as a                        ISSUER            YES             FOR                  FOR

Supervisor of the Company pursuant to Article 14.2 of

 the Articles of Association of the Company with

effect from the conclusion of the AGM until the

conclusion of the annual general meeting of the

Company for the year 2012, i.e. on or around June 2013

PROPOSAL #10.c: Re-elect Mr. Hua Min as a Supervisor         ISSUER            YES             FOR                  FOR

of the Company pursuant to Article 14.2 of the

Articles of Association of the Company with effect

from the conclusion of the AGM until the conclusion

of the annual general meeting of the Company for the

year 2012, i.e. on or around June 2013

PROPOSAL #10.d: Re-elect Ms. Pan Yingli as a                       ISSUER            YES             FOR                  FOR

Supervisor of the Company pursuant to Article 14.2 of

 the Articles of Association of the Company with

effect from the conclusion of the AGM until the

conclusion of the annual general meeting of the

Company for the year 2012, i.e. on or around June 2013

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA SHIPPING DEV LTD

  TICKER:                  N/A                 CUSIP:   Y1503Y108

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the new services              ISSUER            YES             FOR                  FOR

agreement dated 22 OCT 2009 [New Services Agreement]

entered into between the Company and China Shipping

[Group] Company for the supply of shipping materials

and services to the Company for a term of 3 years

commencing from 01 JAN 2010 and ending on 31 DEC

2012, the continuing connected transactions

contemplated thereunder and the proposed annual caps

for such continuing connected transactions

contemplated thereunder; and authorize the Directors

of the Company to do such other acts and things and

execute such other documents which in their opinion

may be necessary or desirable to implement the New

Services Agreement

PROPOSAL #2.: Approve and ratify the financial                   ISSUER            YES         AGAINST           AGAINST

services framework agreement dated 22 OCT 2009

[Financial Services Framework Agreement] entered into

 between the Company and China Shipping [Group]

Company [China Shipping] whereby China Shipping shall

 procure China Shipping Finance Company Limited to

provide the Company and its subsidiaries with a range

 of financial services including [i] deposit

services; [ii] loan services; [iii] settlement

services and [iv] other financial services as

approved by CBRC for a term of 3 years commencing

from the date when all conditions precedent under the

 Financial Services Framework Agreement are satisfied

 and ending on the day immediately before the 3rd

anniversary of the commencement date, the continuing

connected transactions contemplated thereunder and

the proposed annual caps for the deposits and loans

transactions contemplated thereunder; and authorize

the Directors of the Company to do such other acts

and things and execute such other documents which in

their opinion may be necessary or desirable to

implement the Financial Services Framework Agreement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA SHIPPING DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y1503Y108

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 audited financial                 ISSUER            YES             FOR                  FOR

statements of the Company

PROPOSAL #2: Approve the 2009 report of the board of         ISSUER            YES             FOR                  FOR

Directors of the Company

PROPOSAL #3: Approve the 2009 report of the                        ISSUER            YES             FOR                  FOR

Supervisory Committee of the Company

PROPOSAL #4: Approve the recommended 2009 final                 ISSUER            YES             FOR                  FOR

dividend of RMB 0.10 (before tax) per share

PROPOSAL #5: Approve the 2009 report of the                        ISSUER            YES             FOR                  FOR

Independent Board Committee of the Company

PROPOSAL #6: Approve the 2009 annual report of the            ISSUER            YES             FOR                  FOR

Company

PROPOSAL #7: Approve the remuneration of the                       ISSUER            YES             FOR                  FOR

Directors, Supervisors and Senior Management of the

Company for 2010

PROPOSAL #8: Re-appoint the Vocation International            ISSUER            YES             FOR                  FOR

Certified Public Accountant Co., Ltd. and Uhy

vocation Hk CPA Limited as the domestic and

International Auditors of the Company for 2010,

respectively, and authorize the Board of Directors of

 the Company to determine their remuneration

PROPOSAL #9: Approve the entrusted loan agreement in         ISSUER            YES             FOR                  FOR

relation to a loan in the amount of RMB 1,300,000,000

 from China Shipping (Group) Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA SOUTH LOCOMOTIVE & ROLLING STOCK CORPORATION

  TICKER:                  N/A                 CUSIP:   Y1516V109

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, subject to the         ISSUER            YES         AGAINST           AGAINST

conditions of the PRC bond Market, to issue Medium-

term Notes on the specified major terms and conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA SOUTH LOCOMOTIVE & ROLLING STOCK CORPORATION

  TICKER:                  N/A                 CUSIP:   Y1516V109

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of the Company

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee of the Company

PROPOSAL #3: Approve the 2009 final accounts of the          ISSUER            YES             FOR                  FOR

Company

PROPOSAL #4: Approve the 2009 Profit Distribution              ISSUER            YES             FOR                  FOR

Plan of the Company

PROPOSAL #5: Approve the matters in relation to the A        ISSUER            YES             FOR                  FOR

 Share connected transactions of the Company for 2010

PROPOSAL #6: Approve the external guarantees provided        ISSUER            YES         AGAINST           AGAINST

 by the Company and its subsidiaries in 2010

PROPOSAL #7: Re-appoint the Auditors for 2010 and the        ISSUER            YES             FOR                  FOR

 bases for determination of their remuneration by the

 Company

PROPOSAL #8: Approve the remuneration and welfare of         ISSUER            YES             FOR                  FOR

the Directors and Supervisors of the Company for 2009

PROPOSAL #9: Approve the adjustment of remuneration          ISSUER            YES             FOR                  FOR

packages of Independent Directors of the Company

PROPOSAL #S.10: Authorize the Board and/or the Board         ISSUER            YES             FOR                  FOR

Committee duly authorized by the Board to separately

or concurrently issue, allot and deal with new shares

 not exceeding 20% of each of the issued A Shares

and/or overseas listed H Shares of the Company at the

 time of passing of this resolution at the AGM and

the authorization to the Board to deal with all

matters in relation to the issue and make relevant

amendments to the Articles of Association at

discretion to reflect the new share capital structure

 of the Company upon the allotment and issue of such

PROPOSAL #S.11: Approve the change of English name of        ISSUER            YES             FOR                  FOR

 the Company into CSR Corporation Limited, upon the

fulfillment of all necessary conditions and the

corresponding amendments to the Articles of

Association to reflect the change of English name of

the Company and the authorize the Board Committee,

comprising of Zhao Xiaogang (Director) and Zheng

Changhong (Director), to sign or execute other

documents on behalf of the Company, do all things and

 take all actions as they deem necessary, desirable

or expedient to the change of the English name of the

 Company and the proposed amendments to the Articles

of Association according to the amendment

requirements by the relevant regulatory authorities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA STEEL CORP

  TICKER:                  N/A                 CUSIP:   Y15041109

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business report                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Ratify the 2009 business reports and          ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Ratify the 2009 profit distribution,          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.01 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 33

SHS/1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5.1: Election of Ministry of Economic              ISSUER            YES             FOR                  FOR

Affairs R.O.C./ Chang, Chia Juch, ID/shareholder No.

Y00001 as a Director

PROPOSAL #B.5.2: Election of Ministry of Economic              ISSUER            YES             FOR                  FOR

Affairs R.O.C. / Chen, Chao Yih, ID/shareholder No.

Y00001 as a Director

PROPOSAL #B.5.3: Election of Ministry of Economic              ISSUER            YES             FOR                  FOR

Affairs R.O.C./ Fang, Liang Tung, ID/shareholder No.

Y00001 as a Director

PROPOSAL #B.5.4: Election of Chiun Yu Investment                ISSUER            YES             FOR                  FOR

Corporation/ Tsou, Jo Chi, ID/shareholder No. V01357

as a Director

PROPOSAL #B.5.5: Election of Ever Wealthy                            ISSUER            YES             FOR                  FOR

International Corporation/ Chung, Lo Min,

ID/shareholder No. V02376 as a Director

PROPOSAL #B.5.6: Election of Hung Kao Investment                ISSUER            YES             FOR                  FOR

Corporation / Weng, Cheng I, ID/shareholder No.

V05147 as a Director

PROPOSAL #B.5.7: Election of China Steel Labor Union/        ISSUER            YES             FOR                  FOR

 Wu, Shun Tsai, ID/shareholder No. X00012 as a

PROPOSAL #B.5.8: Election of Gau Ruei Investment                ISSUER            YES             FOR                  FOR

Corporation/ Ou, Chao Hua, ID/shareholder No. V01360

as a Director

PROPOSAL #B.5.9: Election of Li, Shen Yi,                            ISSUER            YES             FOR                  FOR

ID/shareholder No. R100955005 as an Independent

Director

PROPOSAL #B5.10: Election of Chang, Tsu En,                        ISSUER            YES             FOR                  FOR

ID/shareholder No. N103009187 as an Independent

Director

PROPOSAL #B5.11: Election of Liang Ting Peng                      ISSUER            YES             FOR                  FOR

S101063589  as an Independent Director

PROPOSAL #B5.12: Election of Teng, Ssu Tang,                       ISSUER            YES             FOR                  FOR

ID/shareholder No. M100725978 as a Supervisor

PROPOSAL #B5.13: Election of Cheng, I Lin,                          ISSUER            YES             FOR                  FOR

ID/shareholder No. E100285651 as a Supervisor

PROPOSAL #B5.14: Election of Bureau of Labor                       ISSUER            YES             FOR                  FOR

Insurance / Wang, Ju-Hsuan, ID/shareholder No. V01384

 as a Supervisor

PROPOSAL #B.6: Approve to release the Directors from         ISSUER            YES             FOR                  FOR

 non-competition duties

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA TAIPING INSURANCE HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y1456Z151

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Property Sale            ISSUER            YES             FOR                  FOR

And Purchase Agreement dated 23 NOV 2009 entered into

 between [Taiping Life Insurance Company Limited]

[TPL], a subsidiary of the Company, and [Taiping Real

 Estate Shanghai Company Limited] [TPR] [as

specified, the Property Acquisition Framework

Agreement] and the transactions contemplated

thereunder and the implementation; and authorize the

Directors of the Company for and on behalf of the

Company to do all such acts and things, to sign and

execute all such documents, instruments and

agreements and to take all such steps as they may

consider necessary, appropriate, desirable or

expedient to give effect to or in connection with the

 transactions contemplated in this resolution and all

 other matters incidental thereto

PROPOSAL #2.: Approve and ratify the Sale And                     ISSUER            YES             FOR                  FOR

Purchase Agreement dated 23 NOV 2009 entered into

between TPL and [Taiping Investment Holdings Company

Limited] [as specified, the TPR Acquisition

Agreement] and the transactions contemplated

thereunder and the implementation thereof; the

advancement of the shareholders' loan by TPL for the

benefit of TPR as detailed in the circular of the

Company dated 3 DEC 2009 [as specified]; and

authorize the Directors of the Company for and on

behalf of the Company to do all such acts and things,

 to sign and execute all such documents, instruments

and agreements and to take all such steps as they may

 consider necessary, appropriate, desirable or

expedient to give effect to or in connection with the

 transactions contemplated in this resolution and all

 other matters incidental thereto

PROPOSAL #3.: Re-elect Mr. LEE Kong Wai Conway as an         ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA TAIPING INSURANCE HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y1456Z151

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

financial statements, the report of the Directors and

 the Independent Auditor's report for the YE 31 DEC

PROPOSAL #2.a: Re-elect Mr. Lin Fan as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #2.b: Re-elect Mr. Song Shuguang as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.c: Re-elect Mr. Peng Wei as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.d: Re-elect Mr. Shen Koping Michael as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.e: Re-elect Mr. Che Shujian as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.f: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' fees

PROPOSAL #3: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditor and authorize the Board of Directors to

fix their Remuneration

PROPOSAL #4: Authorize the Directors to issue shares         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #5: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #6: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 issue shares by addition thereto the shares

repurchased by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA TELECOM CORP LTD

  TICKER:                  N/A                 CUSIP:   Y1505D102

  MEETING DATE:      12/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the continuing connected                   ISSUER            YES             FOR                  FOR

transactions contemplated under the Engineering

Framework Agreement [as amended by its supplemental

agreements], together with the proposed annual cap;

and authorize any Director of the Company to do all

such further acts and things and execute such further

 documents and take all such steps which in their

opinion as may be necessary, desirable or expedient

to implement and/or give effect to the terms of such

continuing connected transactions

PROPOSAL #2.: Approve the continuing connected                   ISSUER            YES             FOR                  FOR

transactions contemplated under the Ancillary

Telecommunications Services Framework Agreement [as

amended by its supplemental agreements], together

with the proposed annual cap; and authorize any

Director of the Company to do all such further acts

and things and execute such further documents and

take all such steps which in their opinion as may be

necessary, desirable or expedient to implement and/or

 give effect to the terms of such continuing

PROPOSAL #3.: Approve the continuing connected                   ISSUER            YES             FOR                  FOR

transactions contemplated under the Strategic

Agreement and its Supplemental Agreement [as amended

by the 2009 Supplemental Agreement]; and authorize

any Director of the Company to do all such further

acts and things and execute such further documents

and take all such steps which in their opinion as may

 be necessary, desirable or expedient to implement

and/or give effect to the terms of such continuing

connected transactions

PROPOSAL #4.: Elect Mr. Miao Jianhua as a Supervisor         ISSUER            YES             FOR                  FOR

of the Company, effective from the date of this

resolution until the AGM of the Company for the year

2010 to be held in 2011; authorize any Director of

the Company to sign, on behalf of the Company, the

Supervisor's service contract with Mr. Miao Jianhua;

and authorize the Supervisory Committee of the

Company to determine Mr. Miao Jianhua's remuneration

PROPOSAL #S.5: Amend Article 13 of the Articles of            ISSUER            YES             FOR                  FOR

Association of the Company; and authorize any

Director of the Company to take all actions which in

his/her opinion is necessary or desirable to complete

 the procedures for the approval and/or registration

or filing of the aforementioned amendments to the

Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA TELECOM CORP LTD

  TICKER:                  N/A                 CUSIP:   Y1505D102

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements of the Company, the report of the Board of

 Directors, the report of the Supervisory Committee

and the report of the international Auditor for the

YE 31 DEC 2009 be considered and approved, and the

Board of Directors  the Board  be authorized to

prepare the budget of the Company for year 2010

PROPOSAL #2: Approve the profit distribution proposal        ISSUER            YES             FOR                  FOR

 and the declaration and payment of a final dividend

for the year ended 31 December 2009

PROPOSAL #3: Reappointment of KPMG and KPMG Huazhen          ISSUER            YES             FOR                  FOR

as the international Auditor and domestic Auditor of

the Company respectively for the year ending 31 DEC

2010 be considered and approved, and the Board be

authorized to fix the remuneration of the Auditors

PROPOSAL #S.4.1: Approve the issue of debentures by          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #S.4.2: Authorize the Board to issue                     ISSUER            YES             FOR                  FOR

debentures and determine the specific terms,

conditions and other matters of the debentures

PROPOSAL #S.5.1: Approve the issue of company bonds          ISSUER            YES             FOR                  FOR

in the People's Republic of China

PROPOSAL #S.5.2: Authorize the Board to issue company        ISSUER            YES             FOR                  FOR

 bonds and determine the specific terms, conditions

and other matters of the company bonds in the

People's Republic of China

PROPOSAL #S.6: Grant a general mandate to the Board          ISSUER            YES             FOR                  FOR

to issue, allot and deal with additional shares in

the Company not exceeding 20% of each of the existing

 domestic Shares and H Shares  as the case may be in

issue

PROPOSAL #S.7: Authorize the Board to increase the            ISSUER            YES             FOR                  FOR

registered capital of the Company and to amend the

Articles of Association of the Company to reflect

such increase in the registered capital of the

Company and amend the Article of the Association of

the Company to reflect such increase in the

registered capital of the Company under the general

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LT

  TICKER:                  N/A                 CUSIP:   Y1507D100

  MEETING DATE:      7/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the agreement [the         ISSUER            YES             FOR                  FOR

Agreement] entered into between the Company and China

 Travel Service [Hong Kong] Limited [collectively,

the Vendors], China Travel Service [Holdings] Hong

Kong Limited and Fame Harvest [Hong Kong] Limited

[Fame Harvest] on 22 JUN 2009, pursuant to which,

among others, the Vendors have conditionally agreed

to sell to Fame Harvest the entire shareholding in

the registered capital of China Travel International

Ltd. and the 25% shareholding in the registered

capital of China Travel International [Hangzhou]

Ltd., [as specified], the terms thereof, the

execution and delivery thereof by the Company and the

 performance and implementation of the transactions

contemplated thereunder

PROPOSAL #2.: Approve and ratify, the supplemental            ISSUER            YES             FOR                  FOR

agreement [the Supplemental Agreement] entered into

between the Company and China National Travel Service

 [HK] Group Corporation on 22 JUN 2009, [as

specified], the terms thereof, the execution and

delivery thereof by the Company and the performance

and implementation of the continuing connected

transactions contemplated thereunder and the

respective annual cap amounts be and are hereby

PROPOSAL #3.: Authorize any 1 Director of the                     ISSUER            YES             FOR                  FOR

Company, for and on behalf of the Company to do all

acts and things and to approve, execute and deliver

all notices, documents, instruments or agreements as

may be necessary, desirable or expedient to carry out

 or to give effect to any or all transactions

contemplated under the Agreement and the Supplemental

 Agreement and to agree to such variations,

amendments or waivers thereof as are, in the opinion

of such Director, in the interests of the Company, if

 the use of common seal is required under the

Agreement and the Supplemental Agreement, any 2

Directors of the Company are authorized to sign and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LT

  TICKER:                  N/A                 CUSIP:   Y1507D100

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the agreement [the          ISSUER            YES             FOR                  FOR

Agreement] entered into between Dean Glory

Development Limited [Dean Glory] as vendor and the

Company as purchaser on 18 NOV 2009, pursuant to

which, among others, Dean Glory has conditionally

agreed to sell to the Company (i) the entire issued

share capital of Trump Return Limited; and (ii) the

entire shareholder's loan and other indebtedness owed

 by Trump Return Limited to Dean Glory as at

completion [as specified], the terms thereof, the

execution and delivery thereof by the Company and the

 performance and implementation of the transactions

contemplated thereunder

PROPOSAL #2.: Approve and ratify the performance and         ISSUER            YES             FOR                  FOR

implementation of the general administration service

[the Travel Permit Administration] provided in Hong

Kong for the application of tourist visas and travel

permits for entry into the PRC pursuant to the Agency

 Agreement dated 15 MAY 2001 entered into between

China Travel Service [Hong Kong] Limited and China

Travel Service [Holdings] Hong Kong Limited and the

respective annual cap amounts as specified in the

Company's circular dated 03 DEC 2009 [the Circular]

[as specified]

PROPOSAL #3.: Authorize any one Director of the                 ISSUER            YES             FOR                  FOR

Company for and on behalf of the Company to do all

acts and things and to approve, execute and deliver

all notices, documents, instruments or agreements as

may be necessary, desirable or expedient to carry out

 or to give effect to any or all transactions

contemplated under the Agreement and the Travel

Permit Administration and to agree to such

variations, amendments or waivers thereof as are, in

the opinion of such Director, in the interests of the

 Company, if the use of common seal is required under

 the Agreement and the Travel Permit Administration,

authorize any two Directors of the Company to sign

and use the common seal

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LT

  TICKER:                  N/A                 CUSIP:   Y1507D100

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the Audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and Auditors for the YE 31 DEC 2009

PROPOSAL #2.a: Re-election of Lo Sui On as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.b: Re-election of Fang Xiaorong as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.c: Re-election of Wong Man Kong, Peter as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #2.d: Re-election of Chan Wing Kee as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.e: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors fees

PROPOSAL #3: Re-appointment of Ernst & Young as the          ISSUER            YES             FOR                  FOR

Auditors of the Company and to authorize the Board of

 Directors to fix their remuneration

PROPOSAL #4: Grant discharge the general mandate to          ISSUER            YES             FOR                  FOR

the Directors to repurchase shares of the Company

PROPOSAL #5: Grant discharge the general mandate to          ISSUER            YES             FOR                  FOR

the Directors to allot and issue new shares in the

Company

PROPOSAL #6: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 allot and issue new shares by adding the shares

repurchased by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA UNICOM (HONG KONG) LTD

  TICKER:                  N/A                 CUSIP:   Y1519S111

  MEETING DATE:      11/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the terms of the Draft                     ISSUER            YES             FOR                  FOR

Agreement [the Share Repurchase Agreement, a copy of

which has been produced to this Meeting marked A and

signed by the Chairman of this Meeting for

identification purposes], proposed to be entered into

 between the Company and SK Telecom Co., Ltd. [SKT]

pursuant to which SKT will sell, and the Company will

 purchase, 899,745,075 fully paid-up shares of HKD

0.10 each in the capital of the Company [the

Repurchase Shares] on the terms set out in the Share

Repurchase Agreement for a total consideration of HKD

 9,991,669,057.87, being HKD 11.105 for each

Repurchase Share, to be satisfied on completion in

cash [the Share Repurchase]; authorize any Director

to execute the Share Repurchase Agreement on behalf

of the Company; authorize the Directors, acting

together, individually or by Committee to execute all

 such documents and/or do all such acts on behalf of

the Company as they may consider necessary, desirable

 or expedient to give effect to the Share Repurchase

and the Share Repurchase Agreement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA UNICOM HONG KONG LTD

  TICKER:                  N/A                 CUSIP:   Y1519S111

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements and the        ISSUER            YES             FOR                  FOR

 reports of the Directors and of the Independent

Auditor for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.a.1: Re-elect Mr. Zuo Xunsheng as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.a.2: Re-elect Mr. Tong Jilu as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.a.3: Re-elect Mr. Cheung Wing Lam Linus          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.b: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix remuneration of the Directors for the year ending

 31 DEC 2010

PROPOSAL #4: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditor, and authorize

the Board of Directors to fix their remuneration for

the year ending 31 DEC 2010

PROPOSAL #5: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares in the Company not exceeding 10% of the

aggregate nominal amount of the existing issued share

 capital

PROPOSAL #6: Authorize the Directors to issue, allot         ISSUER            YES             FOR                  FOR

and deal with additional shares in the Company not

exceeding 20% of the aggregate nominal amount of the

existing issued share capital

PROPOSAL #7: Authorize the Directors to issue, allot         ISSUER            YES             FOR                  FOR

and deal with shares by the number of shares

repurchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA VANKE CO LTD

  TICKER:                  N/A                 CUSIP:   Y77421108

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's eligibility for          ISSUER            YES             FOR                  FOR

an additional A-share public offering

PROPOSAL #2.: Approve the Scheme of the Company's              ISSUER            YES             FOR                  FOR

additional A-share public offering

PROPOSAL #3.: Authorize the Board to handle matters          ISSUER            YES             FOR                  FOR

in relation to the additional A-share public offering

PROPOSAL #4.: Approve the feasibility report on the          ISSUER            YES             FOR                  FOR

use of funds to be raised from the Company's

additional A-share public offering

PROPOSAL #5.: Approve the statement on the use of              ISSUER            YES             FOR                  FOR

previously raised funds

PROPOSAL #6.: Approve the establishment of the Audit         ISSUER            YES             FOR                  FOR

Firm Appointment System

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA VANKE CO LTD

  TICKER:                  N/A                 CUSIP:   Y77421108

  MEETING DATE:      3/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Independent Directors

PROPOSAL #3: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #4: Approve the 2009 annual report and                 ISSUER            YES             FOR                  FOR

audited financial report

PROPOSAL #5: Approve the 2009 profit distribution              ISSUER            YES             FOR                  FOR

plan as follows: cash dividend/10 shares (tax

included): CNY 0.7000; bonus issue from profit

(share/10 shares): none; and bonus issue from capital

 reserve (share/10 shares): none

PROPOSAL #6: Appointment of the 2010 Audit Firm                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect the Supervisors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #8: Amend the Company's Articles of                       ISSUER            YES             FOR                  FOR

Association

PROPOSAL #9: Approve the statement on the use of                ISSUER            YES             FOR                  FOR

previously raised funds

PROPOSAL #10: Approve the work report on involvement         ISSUER            YES             FOR                  FOR

in Sichuan reconstruction after the disaster

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA YURUN FOOD GROUP LTD

  TICKER:                  N/A                 CUSIP:   G21159101

  MEETING DATE:      2/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Elect Mr. Yu Zhangli as an Executive          ISSUER            YES         AGAINST           AGAINST

Director for a fixed term of 3 years and

PROPOSAL #1.B: Elect Mr. Wang Kaitian as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director for a fixed term of 3

PROPOSAL #1.C: Elect Mr. Li Chenghua as a Non-                    ISSUER            YES             FOR                  FOR

Executive Director for a fixed term of 3 years

PROPOSAL #1.D: Elect Mr. Qiao Jun as an Independent          ISSUER            YES             FOR                  FOR

Non-Executive Director for a fixed term

PROPOSAL #1.E: Elect Mr. Chen Jianguo as an                        ISSUER            YES             FOR                  FOR

Independent Non-Executive Director for a fixed

PROPOSAL #1.F: Approve to revise the maximum number          ISSUER            YES             FOR                  FOR

of Directors of the Company from 15 to 11

PROPOSAL #S.2.A: Amend the existing Bye-law 86(1) and        ISSUER            YES             FOR                  FOR

 86(6) of the Bye-laws of the Company, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA YURUN FOOD GROUP LTD

  TICKER:                  N/A                 CUSIP:   G21159101

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and Auditors of the

 Company for the YE 31 DEC 2009

PROPOSAL #2: Approve the final dividend of HKD 0.150         ISSUER            YES             FOR                  FOR

per share in respect of the YE 31 DEC 2009

PROPOSAL #3: Re-elect Mr. Zhu Yiliang as an Executive        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #4: Re-elect Mr. Ge Yuqi as an Executive              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-elect Mr. Yu Zhangli as an Executive         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6: Re-elect Mr. Jiao Shuge (alias Jiao                ISSUER            YES             FOR                  FOR

Zhen) as a Non-Executive Director

PROPOSAL #7: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the Director's remuneration

PROPOSAL #8: Re-appoint KPMG as auditors and                       ISSUER            YES             FOR                  FOR

authorize the Board of Directors to fix their

PROPOSAL #9: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

repurchase the shares of the Company not exceeding

10% of the aggregate nominal amount of the issued

share capital of the Company at the date of passing

of this resolution

PROPOSAL #10: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

allot, issue and deal with un-issued shares in the

capital of the Company not exceeding 20% of the

aggregate nominal amount of the issued share capital

of the Company at the date of passing of this

resolution

PROPOSAL #11: Approve to extend the general mandate          ISSUER            YES             FOR                  FOR

granted to the Board of Directors to allot, issue and

 deal with un-issued shares in the capital of the

Company by the number of shares repurchased by the

Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA ZHONGWANG HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G215AT102

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors and the independent Auditor for the YE

31 DEC 2009

PROPOSAL #2.i: Declare a final dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #2.ii: Declare a final special dividend                ISSUER            YES             FOR                  FOR

PROPOSAL #3.i.a: Re-elect Mr. Liu Zhongtian as an              ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.i.b: Re-elect Mr. Lu Changqing as an                ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.i.c: Re-elect Mr. Chen Yan as an                       ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.ii: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditor of the Company and authorize the Board to

 fix their remuneration

PROPOSAL #5.A: Authorize the Directors to allot,                ISSUER            YES             FOR                  FOR

issue and deal with the shares in accordance with

Ordinary Resolution 5 A  as specified

PROPOSAL #5.B: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

the shares in accordance with Ordinary Resolution 5 B

  as specified

PROPOSAL #5.C: Approve, conditional upon passing of          ISSUER            YES             FOR                  FOR

Ordinary Resolution 5 A  and 5 B , to extend the

general mandate granted to the Directors to allot,

issue and deal with additional shares by the number

of shares repurchased in accordance with Ordinary

Resolution 5 C  as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINATRUST FINANCIAL HOLDINGS COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y15093100

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of issuance securities via         ISSUER             NO              N/A                  N/A

private placement

PROPOSAL #A.4: The same person or the same affiliate         ISSUER             NO              N/A                  N/A

who intends to process more than the designated rate

of total voting shares of the same FHC report

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.64 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.4: Approve the issuance of new shares,            ISSUER            YES             FOR                  FOR

proposed stock dividend: 39 for 1,000 shares held,

proposed bonus issue: 25 for 1,000 shares held

PROPOSAL #B.5: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares via private placement or public

underlying

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINESE GAMER INTERNATIONAL CORP

  TICKER:                  N/A                 CUSIP:   Y1520P106

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

the financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 10.6 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUNGHWA PICTURE TUBES LTD

  TICKER:                  N/A                 CUSIP:   Y1612U104

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the status of the new shares        ISSUER             NO              N/A                  N/A

 issuance via private placement

PROPOSAL #B.1: Approve to revise the Articles of                ISSUER            YES         ABSTAIN           AGAINST

Incorporation

PROPOSAL #B.2: Approve the option of the new shares          ISSUER            YES         ABSTAIN           AGAINST

issuance via private placement

PROPOSAL #B31.1: Elect Ping Chu, ID No: C100071922 as        ISSUER            YES         ABSTAIN           AGAINST

 an Independent Director

PROPOSAL #B31.2: Elect Te-Cheng Tu, ID No: A110391091        ISSUER            YES         ABSTAIN           AGAINST

 as an Independent Director

PROPOSAL #B32.1: Elect Ching-Chang-Wen, ID No:                   ISSUER            YES         ABSTAIN           AGAINST

D100813092 as a Director

PROPOSAL #B32.2: Elect Compal Electronics, Inc,                 ISSUER            YES         ABSTAIN           AGAINST

Shareholder No: 765732 as a Director

PROPOSAL #B.4: Approve to release the prohibition on         ISSUER            YES         ABSTAIN           AGAINST

the Directors from participation in competitive

business

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUNGHWA PICTURE TUBES LTD

  TICKER:                  N/A                 CUSIP:   Y1612U104

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The status of new shares issuance via         ISSUER             NO              N/A                  N/A

private placement

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES         ABSTAIN           AGAINST

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES         ABSTAIN           AGAINST

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the proposal of capital                   ISSUER            YES         ABSTAIN           AGAINST

reduction to offset deficit

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES         ABSTAIN           AGAINST

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES         ABSTAIN           AGAINST

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES         ABSTAIN           AGAINST

 of endorsement and guarantee

PROPOSAL #B.7: Approve the proposal of long-term                ISSUER            YES         ABSTAIN           AGAINST

capital injection

PROPOSAL #B.8: Approve the issuance of securities via        ISSUER            YES         ABSTAIN           AGAINST

 private placement

PROPOSAL #B911: Election of Wei-Shan Lin as a Director      ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #B912: Election of Jui-Tsung Chen as a                 ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #B913: Election of Ching-Chang Wen as a                ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #B914: Election of Ping Chu as a Director             ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #B915: Election of Te-Cheng Tu as a Director        ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #B916: Election of Cheng-Ju Fan as a Director      ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #B917: Election of Chien-Chung Yuan as a              ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #B918: Election of Chao Chien-Ho as a                   ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #B919: Election of Yuh-Yuan Tsai as a                   ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #B921: Election of Chang-Chieh Yang as a              ISSUER            YES         ABSTAIN           AGAINST

Supervisor

PROPOSAL #B922: Election of Long-Chieh Wang as a                ISSUER            YES         ABSTAIN           AGAINST

Supervisor

PROPOSAL #B923: Election of Tong- Fa Chi as a                     ISSUER            YES         ABSTAIN           AGAINST

Supervisor

PROPOSAL #B924: Election of Chiu-Jui Wei as a                     ISSUER            YES         ABSTAIN           AGAINST

Supervisor

PROPOSAL #B.10: Approve the proposal to release the          ISSUER            YES         ABSTAIN           AGAINST

prohibition on Directors from participation in

competitive business

PROPOSAL #B.11: Other issues and extraordinary motions      ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUNGHWA TELECOM CO LTD

  TICKER:                  N/A                 CUSIP:   Y1613J108

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 4.06 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the adjustment of capital                ISSUER            YES             FOR                  FOR

construction

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6.1: Election of Shyue-Ching Lu [Name:            ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.2: Election of Shaio-Tung Chang [Name:         ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.3: Election of Mu-Shun Lin [Name:                 ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.4: Election of Guo-Shin Lee [Name:                ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.5: Election of Jennifer Yuh-Jen Wu                ISSUER            YES             FOR                  FOR

[Name: Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.6: Election Shih-Wei Pan [Name:                     ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.7: Election of Gordon S. Chen [Name:            ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.8: Election of Yi-Bing Lin [Name:                 ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B.6.9: Election of Shen-Ching Chen [Name:          ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B6.10: Election of Shih-Peng Tsai [Name:            ISSUER            YES             FOR                  FOR

Ministry of Transportation and Communication,

Shareholder No.1] as a Director

PROPOSAL #B6.11: Election of Zse-Hong Tsai as an                ISSUER            YES             FOR                  FOR

Independent Director, ID No. B120582658

PROPOSAL #B6.12: Election of C.Y. Wang as an                       ISSUER            YES             FOR                  FOR

Independent Director, ID No. A101021362

PROPOSAL #B6.13: Election of Rebecca Chung-Fern Wu as        ISSUER            YES             FOR                  FOR

 an Independent Director, ID No. Y220399911

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUNGHWA TELECOM CO. LTD.

  TICKER:                  CHT                 CUSIP:   17133Q106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: RATIFICATION OF 2009 BUSINESS REPORT            ISSUER            YES             FOR               AGAINST

AND FINANCIAL STATEMENTS.

PROPOSAL #02: RATIFICATION OF THE PROPOSAL FOR THE            ISSUER            YES             FOR               AGAINST

DISTRIBUTION OF 2009 EARNINGS.

PROPOSAL #03: REVISION OF THE ARTICLES OF                            ISSUER            YES             FOR               AGAINST

INCORPORATION.

PROPOSAL #04: CAPITAL MANAGEMENT PLAN. THE PROPOSED          ISSUER            YES             FOR               AGAINST

PLAN IS TO CONDUCT A 20% CAPITAL REDUCTION AND CASH

REPAYMENT IN ORDER TO IMPROVE THE COMPANY'S CAPITAL

STRUCTURE.

PROPOSAL #05: REVISION OF THE OPERATIONAL PROCEDURES         ISSUER            YES             FOR               AGAINST

FOR ENDORSEMENTS AND GUARANTEES.

PROPOSAL #6AA: ELECTION OF DIRECTOR: MR. SHYUE-CHING         ISSUER            YES             FOR               AGAINST

LU

PROPOSAL #6AB: ELECTION OF DIRECTOR: MR. SHAIO-TUNG          ISSUER            YES             FOR               AGAINST

CHANG

PROPOSAL #6AC: ELECTION OF DIRECTOR: MR. MU-SHUN LIN         ISSUER            YES             FOR               AGAINST

PROPOSAL #6AD: ELECTION OF DIRECTOR: MR. GUO-SHIN LEE        ISSUER            YES             FOR               AGAINST

PROPOSAL #6AE: ELECTION OF DIRECTOR: MS. JENNIFER              ISSUER            YES             FOR               AGAINST

YUH-JEN WU

PROPOSAL #6AF: ELECTION OF DIRECTOR: MR. SHIH-WEI PAN        ISSUER            YES             FOR               AGAINST

PROPOSAL #6AG: ELECTION OF DIRECTOR: MR. GORDON S.            ISSUER            YES             FOR               AGAINST

CHEN

PROPOSAL #6AH: ELECTION OF DIRECTOR: MR. YI-BING LIN         ISSUER            YES             FOR               AGAINST

PROPOSAL #6AI: ELECTION OF DIRECTOR: MR. SHEN-CHING          ISSUER            YES             FOR               AGAINST

CHEN

PROPOSAL #6AJ: ELECTION OF DIRECTOR: MR. SHIH-PENG            ISSUER            YES             FOR               AGAINST

TSAI

PROPOSAL #6AK: ELECTION OF INDEPENDENT DIRECTOR: MR.         ISSUER            YES             FOR               AGAINST

ZSE-HONG TSAI

PROPOSAL #6AL: ELECTION OF INDEPENDENT DIRECTOR: MR.         ISSUER            YES             FOR               AGAINST

C.Y. WANG

PROPOSAL #6AM: ELECTION OF INDEPENDENT DIRECTOR: MS.         ISSUER            YES             FOR               AGAINST

REBECCA CHUNG-FERN WU

PROPOSAL #6B: THE ELECTION OF THE COMPANY'S 6TH TERM         ISSUER            YES             FOR               AGAINST

SUPERVISORS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA CERVECERIAS UNIDAS SA CERVEZAS

  TICKER:                  N/A                 CUSIP:   P24905104

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the account from the president           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the annual report, balance                 ISSUER            YES             FOR                  FOR

sheet, financial statements and report from the

outside Auditors the Company for the FYE on 31 DEC

PROPOSAL #3: Approve the distribution of the profit          ISSUER            YES             FOR                  FOR

from the 2009 FY and payment of dividends

PROPOSAL #4: Approve the exposition regarding the              ISSUER            YES             FOR                  FOR

dividend policy of the Company and information

regarding the procedures to be used in the

distribution of the same

PROPOSAL #5: Approve to determine the compensation of        ISSUER            YES             FOR                  FOR

 the Board of Directors for the 2010 FY

PROPOSAL #6: Approve the account of the activities            ISSUER            YES             FOR                  FOR

conducted by the Executive Committee during the 2009

PROPOSAL #7: Approve to determine the remuneration of        ISSUER            YES             FOR                  FOR

 the members of the Executive Committee and its

budget for the 2010 FY

PROPOSAL #8: Approve to determine the remuneration of        ISSUER            YES             FOR                  FOR

 the members of the Audit Committee and its budget

for the 2010 FY

PROPOSAL #9: Approve the designation of outside                 ISSUER            YES             FOR                  FOR

Auditors for the 2010 FY

PROPOSAL #10: Approve the account of the transactions        ISSUER            YES             FOR                  FOR

 that are referred to in Article 147 of Law number

18,046

PROPOSAL #11: Approve to deal with any other matter          ISSUER            YES         AGAINST           AGAINST

of corporate interest that is within the authority of

 this meeting, in accordance with the law and the

Corporate bylaws, including a to report the risk

classifying Companies hired for the 2010 FY, b)

expenses of the Board of Directors, c) cost of

sending information required by circular 1,494 of the

 superintendency of securities and insurance

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA DE CONCESSOES RODOVIARIAS

  TICKER:                  N/A                 CUSIP:   P1413U105

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to discuss and decide regarding         ISSUER            YES             FOR                  FOR

the proposal of the merger, by the Company, of its

subsidiary A  Ctua Servicos Campatilhados Ltda., from

 here onward Actua Servicos, in accordance with the

terms of the private instrument of protocol and

justification of merger of Actua Servicos

Compartilhados Ltda into Companhia De Concessoes

Rodoviarias, signed on 13 MAY 2010, by the Managers

of the Companies involved, from here onward the

protocol and justification

PROPOSAL #2: Ratify the appointment of the                          ISSUER            YES             FOR                  FOR

specialized company previously hired by the

Management of the Companies involved to proceed with

the evaluation of the net worth to be merged into the

PROPOSAL #3: Approve to examine and decide regarding         ISSUER            YES             FOR                  FOR

the valuation report prepared by t he specialized

Company

PROPOSAL #4: Approve the transaction of the merger of        ISSUER            YES             FOR                  FOR

 Actua Servicos Compartilhados Ltda. into the Company

PROPOSAL #5: Approve to discuss and decide regarding         ISSUER            YES             FOR                  FOR

the change of the address of the branch of the Company

PROPOSAL #6: Election of Mr. Mauro Martin Costa as an        ISSUER            YES             FOR                  FOR

 alternate Member of the Board of Directors of the

Company to replace Ms. Rosa Evang Elina Marcondes

Penido Dalla Vecchi A, elected to the Board of

Director'S of the Company at the AGM of shareholders

held on 28 APR 2010, because of her resignation from

said position

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA DE CONCESSOES RODOVIARIAS, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P1413U105

  MEETING DATE:      12/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Henrique Sutton De Sousa                ISSUER            YES             FOR                  FOR

Neves, as a full Member of the Board of Directors of

the Company, to replace Mr. Sergio Padovan, as a

result of the resignation of the latter from the

respective position

PROPOSAL #2.: Appoint Ms. Rosa Evangelina Marcondes          ISSUER            YES             FOR                  FOR

Penido Santanna, a Current Alternate Member for Ms.

Ana Maria Marcondes Penido Santanna, as an Alternate

member for Mr. Henrique Sutton De Sousa Neves, to

replace Mr. Thadeu Luciano Marcondes Penido Santanna,

 because of the latters resignation from the

respective position

PROPOSAL #3.: Elect Ms. Rita Torres, as an Alternate         ISSUER            YES             FOR                  FOR

Member for Ms. Ana Maria Marcondes Penido Santanna,

to occupy the position left vacant as a result of the

 change to the order of alternates described in Item

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA DE CONCESSOES RODOVIARIAS, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P1413U105

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to take knowledge of the                     ISSUER            YES             FOR                  FOR

Directors accounts, the Board of Directors report,

the Company's consolidated financial statements and

explanatory notes accompanied by the independent

Auditors report and the Finance Committee for the FYE

 31 DEC 2009

PROPOSAL #2: Approve to decide on the revision of the        ISSUER            YES             FOR                  FOR

 capital budget

PROPOSAL #3: Approve to decide on the distribution of        ISSUER            YES             FOR                  FOR

 profits from the FYE 31 DEC 2009

PROPOSAL #4: Approve the number of seats on the                 ISSUER            YES             FOR                  FOR

Company's Board of Directors for the next term of

office

PROPOSAL #5: Election of members of the Company's              ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #6: Approve on administrators remuneration           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Approve the setting up of the Finance            ISSUER            YES             FOR                  FOR

Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA DE TRANSMISSAO DE ENERGIA ELETRICA PAULISTA, S

  TICKER:                  N/A                 CUSIP:   P30576113

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To examine, discuss and vote upon the            ISSUER             NO              N/A                  N/A

Board of Directors annual report, the financial

statements and the Independent Auditors and the

Finance Committee report relating to FY ending 31 DEC

 2009

PROPOSAL #2: To decide on the allocation of the net          ISSUER             NO              N/A                  N/A

profits of the FY and on the distribution of dividends

PROPOSAL #3: Election of Principal and the Substitute        ISSUER            YES             FOR                  FOR

 Members of the Finance Committee

PROPOSAL #4: Election of Members of the Board o f              ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5: Approval of the proposal for the                     ISSUER             NO              N/A                  N/A

compensation of the Managers and the establishment of

 the annual, aggregate amount of the remuneration and

 other benefits of the Managers of the Company and

the Members of the Finance Committee for the 2010 FY,

 in accordance with the terms of Article 152 of Law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA SANEAMENTO BASICO DO ESTADO DE SAO PAULO SABES

  TICKER:                  N/A                 CUSIP:   P8228H104

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Elect the Member of the Board of                   ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #II.: Grant authority to carry out and                 ISSUER            YES             FOR                  FOR

setting of the conditions of the 3 issuances of

simple debentures of the Company, for private

placement, with collateral guarantee, not convertible

 into shares, for subscription by Banco Nacional De

Desenvolvimento Economico E Social Bndes Bndes and

Bndes Participacoes S.A. Bndespar, with the 3

issuances totaling BRL 826,110,000.00, with each 1 of

 the issuances having a value of BRL 275,370,000.00

up to 300 debentures will be issued at a face unit

PROPOSAL #III.: Approve to set the conditions that            ISSUER            YES             FOR                  FOR

apply to the first of the 3 debenture issuances under

 the terms of Item II above

PROPOSAL #IV.: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

decide concerning the setting and potential future

amendments of the conditions that are dealt with in

Items VI to VIII of Article 59 of Law Number 6404.76,

 relating to the 3 debenture issuances, under the

terms of Item [II] above, as well as the time of the

issuances

PROPOSAL #V.: Authorize the Company to carry out any         ISSUER            YES             FOR                  FOR

and all acts, observing the legal and By-Laws

provisions, related to carrying out of the 3

debenture issuances, and especially entering into the

 contract for the promise of subscription of simple

debentures by private issuances, the contract for the

 fiduciary assignment of credit rights and other

coven ants and the issue indentures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA SOUZA CRUZ INDUSTRIA E COMERCIO CRUZ

  TICKER:                  N/A                 CUSIP:   P26663107

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss and vote              ISSUER            YES             FOR                  FOR

upon the Board of Directors annual report, the

financial statements and Independent Auditors report

relating to FY ending 31 DEC 2009

PROPOSAL #2: Approve the allocation of net profit              ISSUER            YES             FOR                  FOR

from the FY, including within it the remuneration to

the shareholders in the form of a dividend, in the

amount of BRL 1,838278 per share; the dividend will

be adjusted according to the special settlement and

custodial system overnight interest rate, or selic,

in the period from 31 DEC 2009, to 31 MAR 2010,

inclusive, and must be paid on 01 APR 2010

PROPOSAL #3: Elect the members of the Board of                   ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Approve to set the global remuneration          ISSUER            YES         AGAINST           AGAINST

of the Board of Directors

PROPOSAL #5: Approve to install the Finance Committee        ISSUER            YES             FOR                  FOR

PROPOSAL #6: Elect the members of the Finance                     ISSUER            YES             FOR                  FOR

Committee and approve to set their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA SOUZA CRUZ INDUSTRIA E COMERCIO CRUZ

  TICKER:                  N/A                 CUSIP:   P26663107

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Amend the Article 25 of the Corporate          ISSUER            YES             FOR                  FOR

bylaws, for the purpose of making the functioning of

the finance committee permanent

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIELO S A

  TICKER:                  N/A                 CUSIP:   P2859E100

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify once the capital budget is                 ISSUER            YES             FOR                  FOR

approved dividend and interest on shareholder equity

amounts distributed during the FY, to decide

regarding the increase of the share capital of the

Company, in the amount of BRL 24,620,463.15, without

the issuance of new shares, going from BRL

75,379,536.85 to BRL 100,000,000.00

PROPOSAL #2.: Amend Article 5 of the corporate By-             ISSUER            YES             FOR                  FOR

Laws of the Company, to state the new share capital

PROPOSAL #3.: Approve to decide regarding the                     ISSUER            YES             FOR                  FOR

proposal for the change of the term in office of the

members of the Board of Directors, with it going from

 the current term of one year to a term of two years,

 with reelection being allowed

PROPOSAL #4.: Approve to decide regarding the                     ISSUER            YES             FOR                  FOR

proposal for the change of the term in office of the

members of the executive committee, with it going fro

 m the current term of one year to a term of two

years, with reelection being allowed

PROPOSAL #5.: Amend of Article 13 of the corporate            ISSUER            YES         AGAINST           AGAINST

By-Laws, in regard to the term in office of the

members of the Board of Directors

PROPOSAL #6.: Amend of Article 18 o f the corporate          ISSUER            YES             FOR                  FOR

By-Laws , in regard t o the term in office of the

members of the executive committee and consolidation

of that document

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIELO S A

  TICKER:                  N/A                 CUSIP:   P2859E100

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Receive the administrators accounts, to        ISSUER            YES             FOR                  FOR

 examine, discuss and vote on the administrations

report, the financial statements and the accounting

statements accompanied by the Independent Auditors

report, the Finance Committee report and Auditors

Committee report regarding the FYE on 31 DEC 2009

PROPOSAL #II.: Approve the capital budget, and ratify        ISSUER            YES             FOR                  FOR

 the early distributions of dividends

PROPOSAL #III.: Elect the Members of the Board of              ISSUER            YES             FOR                  FOR

Directors, under the terms of the applicable

legislation, cumulative voting can be adopted for

this item

PROPOSAL #IV.: Approve to set the global remuneration        ISSUER            YES         AGAINST           AGAINST

 of the Company Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIMB GROUP HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y1636J101

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

and the Company, subject to the passing of this

Resolution 2 and subject to the approvals being

obtained from the relevant regulatory authorities,

for the proposed SET Listing and all matters relating

 thereto as set out in the circular dated 14 APR 2010

 issued by the Company to its shareholders; on such

terms as the Company and the Directors shall

determine, to allot issue: i) up to 50 million new

CIMB shares in the event that the proposed bonus

issue [as defined below] is completed after the

launch of the initial public offering [IPO] [Scenario

 A]; or ii) up to 100 million new CIMB shares in the

event that the proposed bonus issue [as defined

below] is completed before the launch of the IPO

[Scenario B], [collectively referred to as the IPO

Shares], pursuant to the proposed SET listing, at

such issue price[s] to be determined at the Directors

 discretion and announced later; to allot and issue

up to 250,000 IPO Shares under scenario A or up to

500,000 IPO Shares under scenario B, to eligible

employees of the CIMB Thai Bank Public Company

Limited [formerly known as Bank Thai Public Company

Limited] and it subsidiaries at an issue price to be

determined at the Directors discretion and announced

at a later date; such issue price shall be at a

discount [to be determined by the Directors at their

discretion] to the price of the IPO shares offered to

 institutional and/or retail investors during the

IPO, but shall in no event be lower than the par

value of CIMB shares of RM 1.00 each; such IPO shares

 to be issued pursuant to the proposed SET listing

shall, upon allotment and issue, rank equally in all

respects with the existing CIMB shares, except for

any dividends, rights, benefits, entitlements and/or

other distributions, the entitlement date of which

precedes the date of allotment and issue of such IPO

shares pursuant to the proposed SET listing; to sign

and execute all documents, do all things and acts as

may be required to give effect to the aforesaid

proposed SET listing, to sign and execute all

documents, do all things and acts as may be required

to give effect to the aforesaid proposed SET Listing

with full powers to assent to any conditions

variations, modifications and/or amendments in any

manner as may be required by any relevant regulatory

authorities and to deal with all matters relating

thereto and to take all such steps and do all acts

and things in any manner as they deem necessary or

expedient to implement, finalize and give full effect

PROPOSAL #2: Approve, subject to the passing of                 ISSUER            YES             FOR                  FOR

Ordinary Resolution 3 and Special Resolution 1, to

increase the issued and paid-up share capital of the

Company by way of bonus issue of up to 3,582,387,823

new CIMB shares by capitalizing a sum of up to MYR

3,582,387,823 from the share premium account of the

Company and that the same be applied in making

payment in full at par for up to 3,582,387,823 bonus

shares in the share capital of the Company; such

bonus shares be allotted, distributed and credited as

 fully paid-up to the registered holders of the

Company whose names appear in the record of

depositors of the Company on the entitlement date, on

 the basis of one bonus share for every one existing

CIMB share held by such shareholders; such bonus

shares to be issued pursuant to the proposed bonus

issue shall, upon allotment and issue, rank equally

in all respects with the existing CIMB shares, except

 for any dividends, rights, benefits, entitlements

and/or other distributions, the entitlement date of

which precedes the date of allotment and issue of

such bonus shares under the proposed bonus issue;

authorize the Directors of the Company to sign all

documents, do all things and acts as may be required

to give effect to the aforesaid proposed bonus issue

with full powers to assent to any conditions

variations, modifications and/or amendments in any

manner as may be requires by any relevant regulatory

authorities and to deal with all matters relating

thereto and to take all such steps and do all acts

and things in any manner as they deem necessary or

expedient to implement, finalize and give full effect

PROPOSAL #3: Approve, subject to the passing of                 ISSUER            YES             FOR                  FOR

Ordinary Resolution 2 and Special Resolution 1, to

increase the authorized share capital of the Company

from MYR 5,000,000,000 comprising 5,000,000,000 CIMB

shares to MYR 10,000,000,000 comprising

10,000,000,000 CIMB shares by the creation of an

additional 5,000,000,000 new CIMB shares; authorize

the Directors of the Company to sign execute all

documents, do all things and acts as may be required

to give effect to the aforesaid proposed increase in

Authorized Share Capital with full powers to assent

to any conditions variations, modifications and/or

amendments in any manner as may be required by any

relevant regulatory authorities and to deal with all

matters relating thereto and to take all such steps

and do all acts and things in any manner as they deem

 necessary or expedient  to implement, finalize and

give full effect to the proposed increase in

PROPOSAL #S.1: Amend, subject to passing of Ordinary         ISSUER            YES             FOR                  FOR

Resolution 2 and Ordinary Resolution 3, Article V of

the Memorandum of Association of the Company as

specified: the present authorized share capital of

the Company is MYR 10,000,000,000 divided into

10,000,000,000 shares of MYR 1 each with power to

increase or reduce the capital to consolidate or

subdivide the shares into shares of larger or smaller

 amounts, and to issue all or any part of the

authorized or any additional capital as fully paid or

 partly paid shares, and with any special

preferential rights or privileges or subject to any

special terms or conditions, and either with or

without special designation, and also from time to

time vary, alter, modify, abrogate or deal with any

such rights, privileges, terms, conditions or

designations as may be permitted by the Companies

Act, 1985 [or any statutory modification or re-

enactment thereof for the time being in force] or

provided by the Articles of Association of the

Company for the time being; authorize the Directors

of the Company and the Secretary to sign and execute

all documents, do all things and acts as may be

required to give effect to the aforesaid proposed

Amendments to the Memorandum with full powers to

assent to any conditions variations, modifications

and/or amendments in any manner as may be required by

 any relevant regulatory authorities and to deal with

 all matters relating thereto and to take all such

steps and do all acts and things in any manner as

they deem necessary or expedient  to implement,

finalize and give full effect to the proposed

PROPOSAL #S.2: Approve, subject to passing of                     ISSUER            YES             FOR                  FOR

Ordinary Resolution 1, for the proposed Amendments to

 the Articles in the manner as specified in Appendix

1 attached to the circular dated 14 APR 2010 issued

by the Company to its shareholders; authorize the

Directors of the Company and the Company Secretary to

 sign and execute all documents, do all things and

acts as may be required to give effect to the

aforesaid proposed Amendments to the Articles with

full powers to assent to any conditions variations,

modifications and/or amendments in any manner as may

be required by any relevant regulatory authorities

and to deal with all matters relating thereto and to

take all such steps and do all acts and things in any

 manner as they deem necessary or expedient to

implement, finalize and give full effect to the

proposed Amendments to the Articles

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIMB GROUP HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y1636J101

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 and reports of the Directors

 and the Auditors thereon

PROPOSAL #2: Re-election of Datuk Dr. Syed Muhamad            ISSUER            YES             FOR                  FOR

Syed Abdul Kadir as a Director, who retires pursuant

to Article 76 of the Company's Articles of Association

PROPOSAL #3: Re-election of Dato' Robert Cheim Dau            ISSUER            YES             FOR                  FOR

Meng as a Director, who retires pursuant to Article

76 of the Company's Articles of Association

PROPOSAL #4: Re-election of Mr. Cezar Peralta Consing        ISSUER            YES             FOR                  FOR

 as a Director, who retires pursuant to Article 76 of

 the Company's Articles of Association

PROPOSAL #5: Re-election of Mr. Glenn Muhammad Surya         ISSUER            YES             FOR                  FOR

Yusuf as a Director, who retires pursuant to Article

83 of the Company's Articles of Association

PROPOSAL #6: Re-election of Mrs. Watanan Petersik as         ISSUER            YES             FOR                  FOR

a Director, who retires pursuant to Article 83 of the

 Company's Articles of Association

PROPOSAL #7: Re-appointment of Tan Sri Dato' Seri              ISSUER            YES             FOR                  FOR

Haidar Mohammed Nor as a Director of the Company,

pursuant to Section 129(6) of the Companies Act, 1965

 to hold the office until the next AGM

PROPOSAL #8: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

amounting to MYR 90,000 per Director in respect of

the FYE 31 DEC 2009

PROPOSAL #9: Re-appointment of Messrs.                                 ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 for the FY ending 31 DEC 2010 and authorize the

Board of Directors to fix their remuneration

PROPOSAL #10: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965, to issue

shares in the Company, provided that the aggregate

number of shares to be issued does not exceed 10% of

the issued share capital of the Company and for such

purposes the Directors may in their absolute

discretion deem fit, subject always to the approval

of all the relevant governmental and/or regulatory

authorities;  Authority expires at the conclusion of

the next AGM

PROPOSAL #11: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

Companies Act, 1956, the Company's Memorandum and

Articles of Association and the requirements of the

Bursa Malaysia Securities Berhad  Bursa Securities

and approvals of all the relevant governmental and/or

 regulatory authorities, to purchase such number of

ordinary shares of MYR 1.00 each in the Company

Proposed Shares Buy-Back as may be determined by the

Board of Directors of the Company for time to time

through Bursa Securities upon such terms and

conditions as the Board of Directors may deem fit and

 expedient in the interest of the Company provided

that the aggregate number of ordinary shares

purchased and/or held pursuant to this resolution

does not exceed 10% CONTD

PROPOSAL #CONT: CONTD of the total issued and paid-up        ISSUER             NO              N/A                  N/A

 share capital of the Company at any point in time

and an amount not exceeding the total retained

profits of approximately MYR 1,996 million and/or

share premium account of approximately MYR 5,587

million of the Company based on the audited financial

 statements for the FYE 31 DEC 2009 be allocated by

the Company for the proposed shares Buy-Back and that

 the ordinary shares of the Company to be purchased

are proposed to be cancelled and/or retained as

treasury shares and either subsequently be cancelled

distributed as dividends or re-sold on Bursa

PROPOSAL #CONT: CONTD authorize the Board of                       ISSUER             NO              N/A                  N/A

Directors of the Company to do all acts and things to

 give effect to the Proposed Shares Buy-Back;

Authority expires the earlier of the conclusion of

the next AGM of CIMB in 2011 at which time such

authority shall lapse unless by ordinary resolution

passed at that meeting, the authority is renewed

either unconditionally or subject to conditions or

the period within which the next AGM after that date

is required by law to be held

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIPLA LTD

  TICKER:                  N/A                 CUSIP:   Y1633P142

  MEETING DATE:      8/26/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009, the profit and loss account for the

YE on that date together with the schedules annexed

thereto as well as the reports of the Board of

Directors and the Auditors thereon

PROPOSAL #2.: Declare dividend for the YE 31 MAR 2009        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. S.A.A. Pinto as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. V.C. Kotwal as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint Messrs R.G.N. Price & Co.,                ISSUER            YES             FOR                  FOR

Chartered Accountants, Mumbai (the retiring Auditors)

 together with Messrs V. Sankar Aiyar & Co.,

Chartered Accountants, Mumbai, as the Joint Statutory

 Auditors of the Company to hold office from the

conclusion of this AGM until the conclusion of the

next AGM upon such remuneration, taxes and out of

pocket expenses, as may be fixed by the Board of

Directors of the Company in mutual consultation with

the Auditors; authorize the Board of Directors to

appoint Auditors for the Company's branch office(s)

(whether now or as may be established) in terms of

Section 228 of the Companies Act, 1956 in

consultation with the Auditors of the Company to

examine and audit the accounts for the FYE 2009-10 on

 such remuneration, terms and conditions as the Board

PROPOSAL #S.6: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Section 81(1 A) and other applicable

provisions, if any, of the Companies Act, 1956

(including any amendments thereto or re-enactment

thereof) (the Companies Act), the relevant provisions

 of SEBI (disclosure & investor protection)

guidelines, 2000, as a mended from time to time, (the

 SEBI DIP guidelines), the provisions of the Foreign

Exchange Management Act, 2000 (FEMA), Foreign

Exchange Management (transfer or issue of security by

 a person resident outside India) regulations, 2000,

as amended from time to time, the Foreign Exchange

Management (borrowing and lending in rupees

regulations, 2000 and issue of Foreign Currency

Convertible Bonds and ordinary shares (through

Depository Receipt Mechanism) Scheme, 1993 (the 1993

Scheme) as amended from time to time and such other

statutes, notifications, clarifications, circulars,

rules and regulations as may be applicable and

relevant, as amended from time to time and issued by

the Government of India (the GOI),the Reserve Bank of

 India (the RBI), the Foreign Investment Promotion

Board (the FIPB), the Securities and Exchange Board

of India (the SEBI), Stock Exchanges and any other

appropriate authorities, institutions or bodies, as

may be applicable and the enabling provisions of the

Listing Agreements entered into by the Company with

the stock exchanges on which the securities of the

Company are listed (the Listing Agreements) and

Memorandum and Articles of Association of the Company

 and subject to such approvals, consents, permissions

 and sanctions, if any of the GOI, RBI FIPB, SEBI,

Stock Exchanges and any other appropriate

authorities, institutions or bodies, as may be

necessary and subject to such condition as may be

prescribed/stipulated by any of them while granting

such approvals, consents, permissions and sanctions

which may be agreed, in its absolute discretion,

create, offer, issue and allot, in 1 or more

tranches, in domestic and/or international markets,

equity shares or warrants simultaneously with non-

convertible debentures or foreign currency

convertible bonds (FCCBs) convertible into equity

shares of the Company or American Depository Receipts

 or Global Depository Receipts represented by

underlying equity shares of the Company or other

securities exchangeable or convertible into equity

shares of the Company (hereinafter referred to as

securities), for an amount up to INR 1500 crore,

inclusive of such premium as may be finalized by the

Board, at such price being not less than the price

determined in accordance with the applicable

guidelines/regulations issued by SEBI or the Ministry

 of Finance or the RBI and such issue and allotment

to be made on such terms and conditions as may be

decided by the Board at the time of issue or

allotment of the securities; approve, if any issue of

 securities is made by way of a qualified

institutions placement in terms of Chapter XIII-A of

the SEBI DIP guidelines (as specified securities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITIC PAC LTD

  TICKER:                  N/A                 CUSIP:   Y1639J116

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Audited accounts and the              ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditors for the YE

31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.A: Re-elect Mr. Chang Zhenming as a                 ISSUER            YES             FOR                  FOR

Director, who retires

PROPOSAL #3.B: Re-elect Mr. Vernon Francis Moore as a        ISSUER            YES             FOR                  FOR

 Director, who retires

PROPOSAL #3.C: Re-elect Mr. Liu Jifu as a Director,          ISSUER            YES         AGAINST           AGAINST

who retires

PROPOSAL #3.D: Re-elect Mr. Willie Chang as a                     ISSUER            YES             FOR                  FOR

Director, who retires

PROPOSAL #3.E: Re-elect Mr. Norman Ho Hau Chong as a         ISSUER            YES             FOR                  FOR

Director, who retires

PROPOSAL #3.F: Re-elect Mr. Yin Ke as a Director, who        ISSUER            YES             FOR                  FOR

 retires

PROPOSAL #4: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors and authorize

the Board of Directors to fix their remuneration

PROPOSAL #5: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

during and after the end of the Relevant Period to

allot, issue and dispose of additional shares in the

Company and to make or grant offers, agreements and

options which would or might require the exercise of

such powers; the aggregate nominal value of share

capital allotted or agreed conditionally or

unconditionally to be allotted  whether pursuant to

an option or otherwise  by the Directors of the

Company pursuant to the mandate in paragraph  A ,

otherwise than pursuant to I  Rights Issue or  II

any option scheme or similar arrangement for the time

 being adopted for the grant or issue to the officers

 and/or employees of the Company and/or any of its

subsidiaries of shares or rights to acquire shares of

 the Company or  III  the exercise of rights of

subscription or conversion CONTD..

PROPOSAL #6: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

during the Relevant Period to purchase or otherwise

acquire shares of the Company, in accordance with all

 applicable laws and the requirements of the Rules

Governing the Listing of Securities on the Stock

Exchange of Hong Kong Limited, provided that the

aggregate nominal amount of shares so purchased or

otherwise acquired shall not exceed 10% of the

aggregate nominal amount of the share capital of the

Company in issue at the date of this resolution;

Authority expires at the conclusion of the next AGM

of the Company or the expiration of the period within

 which the next AGM of the Company is required by law

 to be held

PROPOSAL #7: Approve, conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions  5  and  6  set out in the Notice

convening this Meeting, the aggregate nominal amount

of the shares which are purchased or otherwise

acquired by the Company pursuant to Resolution  6

shall be added to the aggregate nominal amount of the

 shares which may be issued pursuant to Resolution  5

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CJ CHEILJEDANG CORP

  TICKER:                  N/A                 CUSIP:   Y1661W134

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 3rd B/S, I/S and the                     ISSUER            YES             FOR                  FOR

proposed disposition of retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve the provision on stock purchase         ISSUER            YES             FOR                  FOR

option endowed by 2009 Board of Director

PROPOSAL #4: Election of Kyungsik Son, Jaehyun Lee            ISSUER            YES             FOR                  FOR

Jinsu Kim (External): Sunhoi Ju, Daedong Park,

Changjin Mun as the Directors

PROPOSAL #5: Election of Sunhoi Ju, Youngbae Park,            ISSUER            YES             FOR                  FOR

Daedong Par and Changjin Mun as the Audit Committee

Members

PROPOSAL #6: Approve the remuneration limit of the            ISSUER            YES         AGAINST           AGAINST

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLEVO CO LTD

  TICKER:                  N/A                 CUSIP:   Y1661L104

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The revision to the rules of Board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #A.5: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve to revise the investment quota        ISSUER            YES             FOR                  FOR

 in people's republic of China

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CMC MAGNETICS CORP

  TICKER:                  N/A                 CUSIP:   Y1661J109

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board Meeting

PROPOSAL #A.4: The status of the issuance of new                ISSUER             NO              N/A                  N/A

shares via private placement

PROPOSAL #A.5: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #A.6: The procedures of transferring buy              ISSUER             NO              N/A                  N/A

back treasury stocks to employees

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.5: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #B.6: Approve to revise the procedures                 ISSUER            YES         AGAINST           AGAINST

monetary loans, endorsement and guarantee

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CNOOC LTD

  TICKER:                  N/A                 CUSIP:   Y1662W117

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive and approve the audited                   ISSUER            YES             FOR                  FOR

statement of accounts together with the report of the

 Directors and Independent Auditors report thereon

for the YE 31 DEC 2009

PROPOSAL #A.2: Declare a final dividend for the YE 31        ISSUER            YES             FOR                  FOR

 DEC 2009

PROPOSAL #A.3.1: Re-election of Mr. Tse Hau Yin,                ISSUER            YES             FOR                  FOR

Aloysius as an Independent Non-Executive Director

PROPOSAL #A.3.2: Re-election of Mr. Zhou Shouwei as          ISSUER            YES             FOR                  FOR

an Non-executive Director

PROPOSAL #A.3.3: Re-election of Mr. Yang Hua as an            ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #A.3.4: Authorize the Board of Directors to         ISSUER            YES             FOR                  FOR

fix the remuneration of each of the Directors

PROPOSAL #A.4: Reelection of Mr. Chiu Sung Hong as            ISSUER            YES             FOR                  FOR

Independent Non-Executive Director and authorize the

Board of Directors to fix his remuneration

PROPOSAL #A.5: Re-appointment the Company's                        ISSUER            YES             FOR                  FOR

Independent Auditor and authorize the Board of

Directors to fix their remuneration

PROPOSAL #B.1: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Directors to repurchase shares in the capital of

the Company not exceeding 10% of the share captial of

 the Company in issue as at the date of passing of

this resolution

PROPOSAL #B.2: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Directors to allot, issue and deal with

additional shares in the capital of the Company not

exceeding 20% of the share captial of the Company in

issue as at the date of passing of this resolution

PROPOSAL #B.3: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Directors to allot, issue and deal with shares in

 the capital of the Company by the aggregate number

of shares repurchased, which shall not exceeding 10%

of the share captial of the Company in issue as at

the date of passing of this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CNPC (HONG KONG) LTD

  TICKER:                  N/A                 CUSIP:   G2237F100

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the transactions contemplated          ISSUER            YES             FOR                  FOR

under the Acquisition Agreement [as specified in the

circular of the Company dated 02 OCT 2009 [the

Circular]] [a copy of which is tabled at the meeting

and marked A and initialled by the Chairman of the

meeting for identification purpose]; and authorize

any 1 Director [if execution under the common seal of

 the Company is required, any 2 Directors] of the

Company for and on behalf of the Company to sign, and

 where required, to affix the common seal of the

Company to any documents, instruments or agreements,

and to do any acts and things deemed by him to be

necessary or expedient in order to give effect to the

 Zhongyou Zhongtai Acquisition

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CNPC HONG KONG LTD

  TICKER:                  N/A                 CUSIP:   G2237F126

  MEETING DATE:      1/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the transactions contemplated            ISSUER            YES             FOR                  FOR

under the Huayou Share Acquisition Agreement  as

specified in the circular of the Company in respect

of the Huayou Share Acquisition and the Xinjiang

Xinjie Assets Disposal dated 13 JAN 2010  the Huayou

and Xinjiang Xinjie Circular    as specified ; and

authorize any 1 Director  if execution under the

common seal of the Company is required, any 2

Directors  of the Company for and on behalf of the

Company to sign, and where required, to affix the

common seal of the Company to any documents,

instruments or agreements, and to do any acts and

things deemed by him to be necessary or expedient in

order to give effect to the Huayou Share Acquisition

 as specified in the Huayou and Xinjiang Xinjie

PROPOSAL #2: Approve the transactions contemplated            ISSUER            YES             FOR                  FOR

under the Refined Oil Storage Assets Disposal

Agreement and the Refined Oil Pipeline Transmission

Assets Disposal Agreement  both as specified in the

Huayou and Xinjiang Xinjie Circular   as specified ;

and authorize any 1 Director  if execution under the

common seal of the Company is required, any 2

Directors  of the Company for and on behalf of the

Company to sign, and where required, to affix the

common seal of the Company to any documents,

instruments or agreements, and to do any acts and

things deemed by him to be necessary or expedient in

order to give effect to the Xinjiang Xinjie Assets

Disposal  as specified in the Huayou and Xinjiang

Xinjie Circular

PROPOSAL #3: Approve the transactions contemplated            ISSUER            YES         AGAINST           AGAINST

under the Financial Services Agreement as specified

in the circular of the Company dated 13 JAN 2010  the

 CCT Circular   as specified ; and authorize any 1

Director  if execution under the common seal of the

Company is required, any 2 Directors  of the Company

for and on behalf of the Company to sign, and where

required, to affix the common seal of the Company to

any documents, instruments or agreements, and to do

any acts and things deemed by him to be necessary or

expedient in order to give effect to the transactions

 contemplated under the Financial Services Agreement

PROPOSAL #4: Approve the revised annual caps for the         ISSUER            YES         AGAINST           AGAINST

Continuing Connected Transactions  as specified in

the CCT Circular  under categories  a  i  and  a  ii

 for each of the 2 financial years ending 31 DEC 2011

 as set out in the Letter from the Board in the CCT

Circular; authorize any 1 Director  if execution

under the common seal of the Company is required, any

 2 Directors  of the Company for and on behalf of the

 Company to sign, and where required, to affix the

common seal of the Company to any documents,

instruments or agreements, and to do any acts and

things deemed by him to be necessary or expedient in

order to give effect to the revised annual caps for

the Continuing Connected Transactions under

categories  a  i  and  a  ii  for each of the 2

financial years ending 31 DEC 2011 as set out in the

Letter from the Board in the CCT Circular

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CNPC HONG KONG LTD

  TICKER:                  N/A                 CUSIP:   G2237F126

  MEETING DATE:      3/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to and conditional            ISSUER            YES             FOR                  FOR

upon the approval of the Registrar of Companies in

Bermuda being obtained, to change the name of the

Company from CNPC  Hong Kong  Limited to Kunlun

Energy Company Limited and adopt the specified

Chinese name as the secondary name of the Company to

replace the existing Chinese name  which was adopted

for identification purpose only  and authorize any

Director or the Company Secretary  if execution under

 the common seal of the Company is required, any two

Directors or any one Director and the Company

Secretary  of the Company generally to do all such

acts and things and execute all documents and deeds

as he may consider necessary or expedient to give

effect to the aforesaid change of name and adoption

of secondary name for and on behalf of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COCA-COLA FEMSA SAB DE CV

  TICKER:                  N/A                 CUSIP:   P2861Y136

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report from the general                ISSUER            YES             FOR                  FOR

Director of Coca-Cola Femsa, S.A.B. De C.V., opinion

of the Board of Directors regarding the contents of

the report from the general Director and reports from

 the Board itself regarding the main accounting and

information policies and criteria followed in the

preparation of the financial information, as well as

regarding the transactions and activities in which it

 has intervened, reports from the Chairpersons of the

 audit and Corporate practices committees,

presentation of the financial statements for the 2009

 FY, in accordance with the terms of Article 172 of

the general mercantile Companies law and of the

applicable provisions of the securities market law

PROPOSAL #2: Receive the report regarding the                     ISSUER            YES             FOR                  FOR

fulfillment of the tax obligations

PROPOSAL #3: Approve the allocation of the results            ISSUER            YES             FOR                  FOR

account from the 2009 FY, in which are included to

declare and pay a cash dividend, in MXN, in the

amount of MXN 1.41 for each share in circulation

PROPOSAL #4: Approve to establish the maximum amount         ISSUER            YES             FOR                  FOR

of funds that can be allocated to the purchase of the

 Company's own shares, the amount of MXN

PROPOSAL #5: Election of the Members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors and Secretaries,

PROPOSAL #6: Election of the Members of the finance          ISSUER            YES         AGAINST           AGAINST

and planning, audit and Corporate

PROPOSAL #7: Appointment of delegates to formalize            ISSUER            YES             FOR                  FOR

the resolutions of the meeting

PROPOSAL #8: Approve, if relevant of the meeting                ISSUER            YES             FOR                  FOR

minutes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COCA-COLA FEMSA SAB DE CV

  TICKER:                  N/A                 CUSIP:   P2861Y136

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles 23 and 29 of the              ISSUER            YES             FOR                  FOR

Corporate bylaws of the Company

PROPOSAL #2.: Appointment of delegates who will                 ISSUER            YES             FOR                  FOR

formalize the resolutions of the meeting

PROPOSAL #3.: Approve the meeting minutes                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COCA-COLA ICECEK A S

  TICKER:                  N/A                 CUSIP:   M253EL109

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Presidential        ISSUER             NO              N/A                  N/A

 Board

PROPOSAL #2: Approve the authority to Chairmanship to        ISSUER             NO              N/A                  N/A

 sign the minutes of the meeting

PROPOSAL #3: Approve the activities and Accounts of          ISSUER             NO              N/A                  N/A

2009 presenting the reports of Board members,

Auditors and Independent Auditors, presenting

information about the information policy and

Corporate Governance adaptation

PROPOSAL #4: Approve the deliberatin and 2009 balance        ISSUER             NO              N/A                  N/A

 sheet and income statements

PROPOSAL #5: Approve the members of the Board of                ISSUER             NO              N/A                  N/A

Directors for the Company's activities in 2009

PROPOSAL #6: Approve the members of the Auditors for         ISSUER             NO              N/A                  N/A

the Company's activities in 2009

PROPOSAL #7: Election of the Auditors and apprvoe to         ISSUER             NO              N/A                  N/A

determine their salaries

PROPOSAL #8: Approve the decision on profit                        ISSUER             NO              N/A                  N/A

distribution for YE 2009

PROPOSAL #9: Approve the presentation of information         ISSUER             NO              N/A                  N/A

to the shareholders about the donations and

contributions to foundations and organizations

PROPOSAL #10: Approve the salaries of John Paul Sechi        ISSUER             NO              N/A                  N/A

  and  Gerard a Reidy

PROPOSAL #11: Authorize the Board members according          ISSUER             NO              N/A                  N/A

to the Articles 334 and 335 of the Turkish Commercial

PROPOSAL #12: Election of the Independent Auditing            ISSUER             NO              N/A                  N/A

Firm elected by the Board of Directors

PROPOSAL #13: Approve presentation of information to         ISSUER             NO              N/A                  N/A

the shareholders about the assurances given to the

third parties

PROPOSAL #14: Amend the Company Article 3 according          ISSUER             NO              N/A                  N/A

to the rules of Capital markets Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COLBUN SA

  TICKER:                  N/A                 CUSIP:   P2867K130

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the modification of social by            ISSUER            YES             FOR                  FOR

laws as regards to stipulations related to the

approval of operations with related parties and

agreements of the Board of Directors, specifically

Articles 16th, 16th BIS and 17th , including the

elimination of any of them, in order to fit them to

the modifications introduced by law 10.382 to the law

 18.046 regarding stock Companies

PROPOSAL #2: Approve, agree and set forth the updated        ISSUER            YES             FOR                  FOR

 and integrated text of social by laws of Colbun

S.A., incorporating the modifications to be approved

by the meeting in respect to the foregoing matters,

eliminating from them the transitory provisions which

 have no longer effectiveness or application

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPAL COMMUNICATIONS INC

  TICKER:                  N/A                 CUSIP:   Y1690U109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPAL ELECTRONICS INC

  TICKER:                  N/A                 CUSIP:   Y16907100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.4 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from capital reserves; Proposed bonus issue: 20 for

1,000 shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA BRASILEIRA DE DISTRIBUICAO

  TICKER:                  N/A                 CUSIP:   P3055E381

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a: To take knowledge of the Directors                 ISSUER             NO              N/A                  N/A

accounts, to examine, discuss and the Company's

consolidated financial statements for the FYE 31 DEC

2009

PROPOSAL #b: Destination of the YE results of 2009             ISSUER             NO              N/A                  N/A

PROPOSAL #c: To approve the proposal for the capital         ISSUER             NO              N/A                  N/A

budget

PROPOSAL #d: Approval of the proposal of the                       ISSUER             NO              N/A                  N/A

referring administration to the Plan of Investment

PROPOSAL #e: To set the Director's remuneration                  ISSUER             NO              N/A                  N/A

PROPOSAL #f: Acceptance of the order of resigns of            ISSUER             NO              N/A                  N/A

Mr. Hakim Laurent Aouani to the position of Member of

 the Board of Directors of the Company

PROPOSAL #g: To elect Arnaud D.C.W.J. Strasser and            ISSUER             NO              N/A                  N/A

Ulisses Kameyama as the new Members of the Board of

Directors

PROPOSAL #h: Election of Members of the Finance                 ISSUER            YES             FOR                  FOR

Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA BRASILEIRA DE DISTRIBUICAO, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P30558111

  MEETING DATE:      7/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: To approve the acquisition by Mandala          ISSUER             NO              N/A                  N/A

Empreendimentos e Participacoes S.A. [Mandala], CBDs

subsidiary, of 86,962,965 non-par, registered, common

 shares, representing 70.24 2 1% of the total voting

capital stock of Globex Utilidades S.A. [Globex],

held by Globex's controlling shareholders

PROPOSAL #II.: Should the operation provided for in          ISSUER             NO              N/A                  N/A

item (i) above be approved and once acquired Globex's

 control, to authorize Mandala to launch a tender

offer for the acquisition of shares issued by Globex

held by minority shareholders, in accordance with the

 Article 254-A of Law 6,404/76 and CVM Rule 361/02

for the amount corresponding to 80% of the price to

be paid to Globex's controlling shareholders

PROPOSAL #III.: To change the name of preferred                 ISSUER             NO              N/A                  N/A

shares issued by CBD, ticker symbol PCAR4 to Class A

preferred shares, without altering their rights

PROPOSAL #IV.: To create the Company's non-voting and        ISSUER             NO              N/A                  N/A

 non-negotiable Class B preferred shares, which will

entitle its holders to (a) a fixed dividend of BRL

0.01 per share and (b) preemptive right in the

reimbursement in the event CBD is liquidated which

will be converted into Class A preferred shares, as

determined by the Company and according to the

schedule mentioned in the Management Proposal

PROPOSAL #V.: To increase the Company's capital stock        ISSUER             NO              N/A                  N/A

 in the amount of at least, BRL 496,193,960.00 and at

 most BRL 664,361,840.00, by issuing from 12,404,849

to 16,609,046 Class B preferred shares, where

applicable, at the issue price of BRL 40.00 per

share, defined according to item I of the Article 170

 of Law 6,404/76, the Company will accept as payment

of the Class B preferred shares, the credits held by

Globex's shareholders against Mandala, deriving from

the installment portion of the purchase price of its

respective shares

PROPOSAL #VI.: To amend the Articles 4, paragraph 3,         ISSUER             NO              N/A                  N/A

Article 5, Paragraphs 1, 2 and 3, Article 6, 'caput',

 and Article 35, item IV, sub-item 'c' of the

Company's Bylaws, as well as to include Paragraphs 4

and 5 in the Article 5, should previous items be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA BRASILEIRA DE DISTRIBUICAO, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P3055E381

  MEETING DATE:      8/5/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To approve the Management proposal                ISSUER             NO              N/A                  N/A

related to the share acquisition representing 40% of

total and voting capital of Barcelona Comercio

Varejista e Atacadista S.A., its subsidiary which

operates the Assai format

PROPOSAL #2.: Resignation and election of a new                 ISSUER             NO              N/A                  N/A

Member of the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA BRASILEIRA DE MEIOS DE PAGAMENTO, SAO PA

  TICKER:                  N/A                 CUSIP:   P3063Y106

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve to change the corporate name of        ISSUER            YES             FOR                  FOR

 the Company to Cielo S.A. and the consequent

amendment and consolidation of the Corporate By-Laws

PROPOSAL #II.: Elect full Members of the Finance                ISSUER            YES             FOR                  FOR

Committee and their respective alternates, who will

serve a term in office until the AGM that approves

the accounts relative to the FY ending on 31 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA DE BEBIDAS DAS AMERICAS-AMBEV

  TICKER:                  ABV                 CUSIP:   20441W203

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O4: THE ELECTION OF NEW MEMBERS OF THE                ISSUER            YES             FOR                  FOR

FISCAL COUNCIL OF THE COMPANY AND RESPECTIVE

ALTERNATES, AS WELL AS THEIR GLOBAL COMPENSATION FOR

THE FISCAL YEAR OF 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA DE BEBIDAS DAS AMERS - AMBEV

  TICKER:                  N/A                 CUSIP:   P0273S127

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: To receive the accounts of the Board of         ISSUER             NO              N/A                  N/A

Directors, examine, discuss and vote on the financial

 statements regarding the 2009 FY

PROPOSAL #II: To decide regarding the allocation of          ISSUER             NO              N/A                  N/A

the net profit from the FYE on 31 DEC 2009 as well as

 to ratify the distribution of interest on

shareholders' equity and dividends in meetings held

on 13 APR 2009, 29 JUN 2009, 11 AUG 2009 and 09 NOV

PROPOSAL #III: To ratify the amounts paid as                       ISSUER             NO              N/A                  N/A

aggregate remuneration attributed to the managers of

the Company for the FYE on 31 DEC 2009 and to

establish the aggregate remuneration of the managers

PROPOSAL #IV: Election of the Members of the Fiscal          ISSUER            YES             FOR                  FOR

Committee of the Company and approve

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA DE SANEAMENTO BASICO DO ESTADO

  TICKER:                  SBS                 CUSIP:   20441A102

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: ELECTION OF A MEMBER OF THE BOARD OF              ISSUER            YES         AGAINST           AGAINST

DIRECTORS.

PROPOSAL #II: AUTHORIZATION FOR HOLDING AND                        ISSUER            YES             FOR                  FOR

ESTABLISHING THE CONDITIONS OF THREE (3) PRIVATE

ISSUES OF SIMPLE DEBENTURES OF THE COMPANY, SECURED,

NON-CONVERTIBLE INTO SHARES, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #III: ESTABLISHMENT OF THE CONDITIONS                   ISSUER            YES             FOR                  FOR

APPLICABLE TO THE FIRST OF THE THREE (3) ISSUES OF

DEBENTURES PURSUANT TO ITEM (II) ABOVE

PROPOSAL #IV: DELEGATION OF POWERS TO THE COMPANY'S          ISSUER            YES             FOR                  FOR

BOARD OF DIRECTORS TO RESOLVE ON THE ESTABLISHMENT

AND POSSIBLE AMENDMENTS OF THE CONDITIONS ADDRESSED

BY ITEMS VI TO VIII OF ARTICLE 59 OF LAW 6,404/76,

RELATED TO THE THREE (3) ISSUES OF DEBENTURES,

PURSUANT TO ITEM (II) ABOVE, AS WELL AS ON THE

OPPORTUNITY OF THE ISSUES.

PROPOSAL #V: AUTHORIZING THE COMPANY TO PRACTICE ANY         ISSUER            YES             FOR                  FOR

AND ALL ACTS, PURSUANT TO THE LEGAL AND STATUTORY

PROVISIONS, RELATED TO THE THREE (3) ISSUES OF

DEBENTURES, PARTICULARLY, THE EXECUTION OF THE

COMMITMENT AGREEMENT FOR SUBSCRIPTION OF SIMPLE

DEBENTURES, IN PRIVATE ISSUES AND OF THE FIDUCIARY

ASSIGNMENT AGREEMENT OF RECEIVABLES AND OTHER

COVENANTS AND OF THE ISSUE DEEDS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA DE SANEAMENTO BASICO DO ESTADO

  TICKER:                  SBS                 CUSIP:   20441A102

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: CORRECT/CONFIRM THE MANAGEMENT ACCOUNTS         ISSUER            YES         AGAINST           AGAINST

AND THE FINANCIAL STATEMENTS DOCUMENTED WITH THE

OPTIONS OF THE FISCAL COUNCIL AND THE EXTERNAL

AUDITORS. REFERRING TO THE FISCAL YEAR OF 2008, IN

COMPLIANCE WITH THE MANAGEMENT REPORT, THE BALANCE

SHEET AND CORRESPONDING EXPLANATORY NOTES, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #II: CORRECT/CONFIRM THE RESOLUTION ON THE          ISSUER            YES         AGAINST           AGAINST

ALLOCATION OF INCOME RESOLVED ON THE ANNUAL AND

EXTRAORDINARY GENERAL MEETING HELD ON APRIL 29, 2009.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA DE SANEAMENTO BASICO DO ESTADO

  TICKER:                  SBS                 CUSIP:   20441A102

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: ANALYZE THE MANAGEMENT'S ACCOUNTS AND            ISSUER            YES             FOR                  FOR

FINANCIAL STATEMENTS SUPPORTED BY THE FISCAL

COUNCIL'S AND EXTERNAL AUDITOR'S REPORTS RELATED TO

THE FISCAL YEAR OF 2009, IN CONFORMITY WITH THE

MANAGEMENT'S REPORT, BALANCE SHEETS AND THE

CORRESPONDING NOTES TO THE FINANCIAL STATEMENTS.

PROPOSAL #II: RESOLVE ON THE ALLOCATION OF NET INCOME        ISSUER            YES             FOR                  FOR

 FOR THE FISCAL YEAR OF 2009.

PROPOSAL #III: ELECT THE MEMBERS OF THE BOARD OF                ISSUER            YES         AGAINST           AGAINST

DIRECTORS AND THE SITTING AND DEPUTY MEMBERS OF THE

FISCAL COUNCIL.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PA

  TICKER:                  N/A                 CUSIP:   P8228H104

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to re-ratify the accounts from         ISSUER            YES         AGAINST           AGAINST

Management and financial statements supported by the

opinions of the Finance Committee and Outside

Auditors, regarding the 2008 FY, in accordance with

the report from Management, the balance sheet and

corresponding explanatory notes, which were the

object of the decision of the general meeting of

shareholders held on 29 APR 2009

PROPOSAL #2.: Approve to re-ratify the resolution              ISSUER            YES         AGAINST           AGAINST

regarding the allocation of profit resolved on at the

 general meeting of shareholders held on 29 APR 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PA

  TICKER:                  N/A                 CUSIP:   P8228H104

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the administrators accounts, to         ISSUER            YES             FOR                  FOR

examine, discuss and vote on the administrations

report, the financial statements and the accounting

statements accompanied by the Independent Auditors

report regarding the FYE on 31 DEC 2009

PROPOSAL #2: Approve the destination of the net                 ISSUER            YES             FOR                  FOR

profits of 2009

PROPOSAL #3: Elect the Members of the Board of                   ISSUER            YES         AGAINST           AGAINST

Directors and elect the principal Members

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA ENERGETICA DE MINAS GERAIS

  TICKER:                  N/A                 CUSIP:   P2577R110

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the composition of            ISSUER            YES         AGAINST           AGAINST

the Board of Directors as a result of a resignation,

in accordance with the correspondence filed with the

Company

PROPOSAL #2.: Guidance of a vote for the                              ISSUER             NO              N/A                  N/A

representatives of the Company Energetica de Minas

Gerais at the EGM's of Cemig Distribuicao S.A. and

Cemig Geracao E Transmissao S.A. to be held on 10 DEC

 2009, if the composition of the Board of Directors

of this Company is changed, in accordance with the

previous item

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA ENERGETICA DE MINAS GERAIS

  TICKER:                  N/A                 CUSIP:   P2577R110

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Examination, discussion and vote on the         ISSUER             NO              N/A                  N/A

management report and financial statements for the FY

 that ended on 31 DEC 2009, as well as the respective

 complementary documents

PROPOSAL #2: Allocation of the net profit from the            ISSUER             NO              N/A                  N/A

2009 FY, in the amount of BRL 1,861,403,000, in

accordance with the provisions of Article 192 of law

6404 of 15 DEC 1976, as amended

PROPOSAL #3: Determination of the form and date of            ISSUER             NO              N/A                  N/A

payment of the mandatory dividend, in the amount of

BRL 930,702,000

PROPOSAL #4: Election of full and alternate Members          ISSUER            YES         ABSTAIN           AGAINST

of the Finance Committee and approve

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA ENERGETICA DE SAO PAULO

  TICKER:                  N/A                 CUSIP:   P25784193

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: To take the accounts of the Director's          ISSUER             NO              N/A                  N/A

and financial statements, accompanied by the

Independent Auditors' report and Finance Committee

relating to FYE 31 DEC 2009

PROPOSAL #B: Proposal for the allocation of the net          ISSUER             NO              N/A                  N/A

profit from the FY including the proposal for the

establishment of an unrealized profit reserve, in

accordance with the terms of Article 197 Line II of

Law number 640476, and the proposal for the

distribution of dividends to the shareholders

PROPOSAL #C: Elect the Members of the Board of                   ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #D: Elect the Members of the Finance                     ISSUER            YES             FOR                  FOR

Committee and your respective substitute

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA PARANAENSE DE ENERGIA

  TICKER:                  ELP                 CUSIP:   20441B407

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF OSMAR ALFREDO KOHLER AS A          ISSUER            YES             FOR               AGAINST

FISCAL COMMITTEE MEMBER, DUE TO THE END OF THE TERM

OF OFFICE.

PROPOSAL #1B: ELECTION OF HERON ARZUA AS A FISCAL              ISSUER            YES             FOR               AGAINST

COMMITTEE MEMBER, DUE TO THE END OF THE TERM OF

PROPOSAL #1C: ELECTION OF WILSON PORTES AS A FISCAL          ISSUER            YES             FOR               AGAINST

COMMITTEE MEMBER, DUE TO THE END OF THE TERM OF

PROPOSAL #1D: ELECTION OF MOACIR JOSE SOARES AS A              ISSUER            YES             FOR               AGAINST

ALTERNATE FISCAL COMMITTEE MEMBER, DUE TO THE END OF

THE TERM OF OFFICE.

PROPOSAL #1E: ELECTION OF MAURILIO LEOPOLDO SCHMITT          ISSUER            YES             FOR               AGAINST

AS A ALTERNATE FISCAL COMMITTEE MEMBER, DUE TO THE

END OF THE TERM OF OFFICE.

PROPOSAL #1F: ELECTION OF SERAFIM CHARNESKI AS A                ISSUER            YES             FOR               AGAINST

ALTERNATE FISCAL COMMITTEE MEMBER, DUE TO THE END OF

THE TERM OF OFFICE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA PARANAENSE DE ENERGIA - COPEL

  TICKER:                  N/A                 CUSIP:   P30557139

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Criteria for the application of the              ISSUER             NO              N/A                  N/A

Annual Tariff Readjustment Index - ITR/2009

PROPOSAL #2.: Nocturnal Pig-Breeding Program                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA PARANAENSE DE ENERGIA - COPEL

  TICKER:                  N/A                 CUSIP:   P30557139

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratification of the newspapers in which        ISSUER             NO              N/A                  N/A

 the Company will publish those announcements

stipulated by Federal Law 6404/76 and CVM Instruction

 207/1994, as determined by the 54th annual

shareholder's meeting held on 23 APR 2009, and in

accordance with the result of the bidding process won

 by F. Lopes Publicidade, for publication in the

following newspapers: a] Gazeta do Povo [lot 1 -

Curitiba]; and b] DCI- Diario Comercio, Industria &

Servicos [lot 2 - Sao Paulo]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA PARANAENSE DE ENERGIA - COPEL

  TICKER:                  N/A                 CUSIP:   P30557139

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To examine, discuss and vote upon the            ISSUER             NO              N/A                  N/A

Board of Directors annual report, the financial

statements relating to FYE 31 DEC 2009

PROPOSAL #2.a: Decision regarding the proposal from          ISSUER             NO              N/A                  N/A

the executive committee for the allocation of net

profit earned during the 2009 FY in the amount of BRL

 1,026,433,358.09, including payment of profit or

result sharing and a consequent distribution of

payments to shareholders in the amount of BRL

261,800,000 in the following manner, dividends, in

the gross amount of BRL 19,458,820.97 to be

distributed as follows, BRL 0.06784 per common share

CS, BRL 0.12713 per Class A Preferred Share PSA, and

BRL 0.07463 per Class B Preferred Share PSB

PROPOSAL #2.b: Decision regarding the proposal from          ISSUER             NO              N/A                  N/A

the Executive Committee for the allocation of net

profit earned during the 2009 FY in the amount of BRL

 1,026,433, 358.09, including payment of profit or

result sharing, and a consequent distribution of

payments to share holders in the amount of BRL

261,800,000, in the following manner, interest on

shareholders' equity in substitution of dividends, in

 the gross amount of BRL 230 million, of which BRL

168 million have already been declared and paid in

advance on 07 DEC 2009, with the remaining amount of

BRL 62 million, which should be distributed as

follows, BRL 0.21556 per common share CS, BRL 0.85756

 per Class A Preferred Share PSA, and BRL 0.23706 per

 Class B Preferred Share PSB

PROPOSAL #3: Elect the Members of the Finance                     ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #4: To set the Director's and the Finance            ISSUER             NO              N/A                  N/A

Committee global remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA SIDERURGICA NACIONAL

  TICKER:                  N/A                 CUSIP:   P8661X103

  MEETING DATE:      8/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to change of address of the              ISSUER            YES             FOR                  FOR

Headquarters of the Company to the City of Sao Paulo,

 State of Sao Paulo, at 3400 AV. Brigadeiro Faria

Lima, 20th floor

PROPOSAL #2.: Amend Article 3 of the Corporate Bylaws        ISSUER            YES             FOR                  FOR

 of the Company, to reflect the change of address

mentioned in item 1 above

PROPOSAL #3.: Approve the cancellation of 8,539,828          ISSUER            YES             FOR                  FOR

shares currently held in treasury, without a

reduction of the share capital

PROPOSAL #4.: Amend Article 5 of the Corporate Bylaws        ISSUER            YES             FOR                  FOR

 of the Company, to reflect the cancellation of

shares mentioned in item 3

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA SIDERURGICA NACIONAL

  TICKER:                  N/A                 CUSIP:   P8661X103

  MEETING DATE:      9/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the cancellation of 29,684,400         ISSUER            YES             FOR                  FOR

shares currently held in treasury, without a

reduction of the share capital

PROPOSAL #2.: Amend the Article 5 of the Corporate            ISSUER            YES             FOR                  FOR

Bylaws of the Company, to reflect the cancellation of

 shares mentioned in Resolution 1 above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA SIDERURGICA NACIONAL

  TICKER:                  N/A                 CUSIP:   P8661X103

  MEETING DATE:      1/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the protocol and justification          ISSUER            YES             FOR                  FOR

of the Merger by Companhia Siderurgica Nacional CSN

of its subsidiary Galvasud S.A., a Company with

Corporate Taxpayer ID CNPJMF Number

PROPOSAL #II: Approve and ratify the hiring of KPMG          ISSUER            YES             FOR                  FOR

Auditores Independentes, the specialized Company

responsible for drafting the book valuation report on

 the net worth of Galvasud, to be transferred to CSN

PROPOSAL #III: Approve the mentioned book valuation          ISSUER            YES             FOR                  FOR

report on the net worth of Galvasud with a basis date

 of 31 DEC 2009

PROPOSAL #IV: Approve the Merger of Galvasud into              ISSUER            YES             FOR                  FOR

CSN, under the terms and conditions established in

the above mentioned protocol and justification of

PROPOSAL #V: Authorize the Management of CSN to                 ISSUER            YES             FOR                  FOR

perform the acts that are necessary for the

implementation of the Merger transaction to be

decided on at the general meeting for which this call

 notice is issued

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA SIDERURGICA NACIONAL

  TICKER:                  N/A                 CUSIP:   P8661X103

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to split the common shares                 ISSUER            YES             FOR                  FOR

issued by the Company, in the proportion of 2/1 i.e.,

 2 new shares in the place of 1 share existing on the

 date of the resolution, with the consequent

amendment of Article 5 of the Corporate Bylaws

PROPOSAL #2: Approve to increase of the Company's              ISSUER            YES             FOR                  FOR

authorized capital limit to 2,400,000,000 common

shares, with the consequent amendment of Article 7 of

 the Corporate Bylaws, to reflect the share split

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA SIDERURGICA NACIONAL

  TICKER:                  N/A                 CUSIP:   P8661X103

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss and the                ISSUER            YES             FOR                  FOR

financial statements relating to the FYE on 31 DEC

PROPOSAL #2: Approve to decide regarding the                       ISSUER            YES             FOR                  FOR

allocation of the net profit from the FYE on 31 DEC

2009, distribution of dividends and ratification of

the distribution of interest on Shareholder equity

approved by the Board of Directors in a meeting held

on 17 DEC 2009, including the capital budget for the

current FY, in compliance with Article 196 of Law

Number 6404/76

PROPOSAL #3: Election of Members of the Board of                ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Approve to set the annual global                     ISSUER            YES         AGAINST           AGAINST

remuneration of the Administrators

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANIA DE MINAS BUENAVENTURA S.A.A.

  TICKER:                  BVN                 CUSIP:   204448104

  MEETING DATE:      10/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: COMPANIA DE MINAS BUENAVENTURA S.A.A.          ISSUER            YES             FOR                  FOR

(BUENAVENTURA) DESIRES TO PURCHASE, SUBJECT TO

SHAREHOLDER APPROVAL, ALL OF ITS COMMON SHARES HELD

BY ITS WHOLLY-OWNED SUBSIDIARY, COMPANIA MINERA

CONDESA S.A. (CONDESA). SUCH SHARES WILL BE HELD BY

BUENAVENTURA AS TREASURY SHARES, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANIA DE MINAS BUENAVENTURA S.A.A.

  TICKER:                  BVN                 CUSIP:   204448104

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE ANNUAL REPORT AS OF                ISSUER            YES             FOR               AGAINST

DECEMBER, 31, 2009. A PRELIMINARY SPANISH VERSION OF

THE ANNUAL REPORT WILL BE AVAILABLE IN  THE COMPANY'S

 WEB SITE HTTP://WWW.BUENAVENTURA.COM/IR/.

PROPOSAL #02: TO APPROVE THE FINANCIAL STATEMENTS AS         ISSUER            YES             FOR               AGAINST

OF DECEMBER, 31, 2009, WHICH WERE PUBLICLY REPORTED

AND ARE IN OUR WEB SITE

HTTP://WWW.BUENAVENTURA.COM/IR/ (INCLUDED IN 4Q09

EARNINGS RELEASE).

PROPOSAL #03: TO APPOINT ERNST AND YOUNG (MEDINA,              ISSUER            YES             FOR               AGAINST

ZALDIVAR, PAREDES Y ASOCIADOS) AS EXTERNAL AUDITORS

FOR FISCAL YEAR 2010.

PROPOSAL #04: TO APPROVE THE PAYMENT OF A CASH                   ISSUER            YES             FOR               AGAINST

DIVIDEND OF US$0.30 PER SHARE OR ADS ACCORDING TO THE

 COMPANY'S DIVIDEND POLICY*.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANIA DE MINAS BUENAVENTURA SAA

  TICKER:                  N/A                 CUSIP:   P66805147

  MEETING DATE:      10/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the purchase of shares of the          ISSUER            YES             FOR                  FOR

Company's own issuance in accordance with that which

is established in Article 104, Paragraph 4 of the

general Company Law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANIA DE MINAS BUENAVENTURA SAA

  TICKER:                  N/A                 CUSIP:   P66805147

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Corporate Management                    ISSUER            YES             FOR                  FOR

financial statements and annual report

PROPOSAL #2: Approve the designation of the Outside          ISSUER            YES             FOR                  FOR

Auditors for the 2010 FY

PROPOSAL #3: Approve the distribution or allocation          ISSUER            YES             FOR                  FOR

of the profit

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CORETRONIC CORPORATION

  TICKER:                  N/A                 CUSIP:   Y1756P119

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of capital injection by              ISSUER             NO              N/A                  N/A

issuing new shares or global depositary receipt

PROPOSAL #A.4: The status of buyback treasury stocks         ISSUER             NO              N/A                  N/A

and conditions of transferring to employees

PROPOSAL #A.5: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 Profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.8  per share

PROPOSAL #B.3: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares or global depositary

receipt

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the rules of the              ISSUER            YES             FOR                  FOR

election of the Directors and Supervisors

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B71.1: Election of Mr. Wade Chang [ID No:          ISSUER            YES             FOR                  FOR

5] as a Director

PROPOSAL #B71.2: Election of Mr. Frank Juang [ID No:         ISSUER            YES             FOR                  FOR

168] as a Director

PROPOSAL #B71.3: Election of Hsun Chieh Investment            ISSUER            YES             FOR                  FOR

Ltd [ID No: 29798/70761592] as a Director

PROPOSAL #B71.4: Election of Mr. Robert Hung [ID No:         ISSUER            YES             FOR                  FOR

C100504640] as a Director

PROPOSAL #B72.1: Election of Mr. Ted T. C. Tu [ID No:        ISSUER            YES             FOR                  FOR

 A11039109] as an Independent Director

PROPOSAL #B72.2: Election of Mr. Yen-Chun Wang [ID            ISSUER            YES             FOR                  FOR

No: F100264199] as an Independent Director

PROPOSAL #B72.3: Election of Mr. Han-Ping D. Shieh            ISSUER            YES             FOR                  FOR

[ID No: B100613081] as an Independent Director

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSAN SA INDUSTRIA E COMERCIO

  TICKER:                  N/A                 CUSIP:   P31573101

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.1: Approve the financial statements                 ISSUER            YES             FOR                  FOR

relating to the FYE 31 MAR 2009

PROPOSAL #a.2: Elect the Members of the Finance                 ISSUER            YES         AGAINST           AGAINST

Committee, and their respective substitutes

PROPOSAL #a.3: Ratify the appointment made by the              ISSUER            YES         AGAINST           AGAINST

Chairperson of the Board of Directors of the 3

Members of the Board of Directors who filled the

vacant positions as a result of the resignations that

 were tendered

PROPOSAL #e.1: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital limit of the Company to BRL

5,000,000,000.00, with the consequent amendment of

Article 6 of the Corporate Bylaws

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSAN SA INDUSTRIA E COMERCIO

  TICKER:                  N/A                 CUSIP:   P31573101

  MEETING DATE:      9/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Head Quarters of the Company         ISSUER            YES             FOR                  FOR

to the Cosan Administrative Building located at

Fazenda Pau D Alho No Street Number, in the

Municipality of Barra Bonita, in the State of Sao

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSAN SA INDUSTRIA E COMERCIO

  TICKER:                  N/A                 CUSIP:   P31573101

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the wording of Articles 22 and 27        ISSUER            YES             FOR                  FOR

 of the Corporate Bylaws so as to amend the powers of

 the Executive Committee for the performance of acts

without the need for prior approval from the Board of

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSCO PAC LTD

  TICKER:                  N/A                 CUSIP:   G2442N104

  MEETING DATE:      1/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Ratify and approve to enter into the              ISSUER            YES             FOR                  FOR

Agreement dated 30 NOV 2009  the COSCON Shipping

Services Master Agreement  between COSCO Ports

Holdings  Limited, a wholly-owned subsidiary of the

Company, Piraeus Container Terminal S.A., a wholly-

owned subsidiary of the Company, China Ocean Shipping

  Group  Company COSCO  and COSCO Container Lines

Company Limited  COSCON  in relation to the provision

 of shipping related services for a term from 01 JAN

2010 to 31 DEC 2012 as specified and the transactions

 contemplated there under; the proposed annual cap

amounts for the transactions under the COSCON

Shipping Services Master Agreement for the 3 years

ending 31 DEC 2012 CONTD

PROPOSAL #2: Ratify and approve to enter into the              ISSUER            YES             FOR                  FOR

Agreement dated 30 NOV 2009  the Florens-COSCON

Container Related Services and Purchase of Materials

Master Agreement  between Florens Container Holdings

Limited, a wholly-owned subsidiary of the Company,

COSCO and COSCON in relation to the provision of

container related services and the purchase of

container related materials for a term from 01 JAN

2010 to 31 DEC 2012 as specified and the transactions

 contemplated there under; the proposed annual cap

amounts for the transactions under the Florens-COSCON

 Container Related Services and Purchase of Materials

 Master Agreement for the 3 years ending 31 DEC 2012

CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSCO PAC LTD

  TICKER:                  N/A                 CUSIP:   G2442N104

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the financial                 ISSUER            YES             FOR                  FOR

statements and the directors's and independent

auditor's reports for the year ended 31st December

PROPOSAL #2: Declare a final dividend for the year            ISSUER            YES             FOR                  FOR

ended 31st December 2009

PROPOSAL #3.I.A: Re-elect Mr. Xu Lirong as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.I.B: Re-elect Dr. Sun Jiakang as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.I.C: Re-elect Mr. Yin Weiyu as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.I.D: Re-elect Dr. Li Kwok Po, David as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.I.E: Re-elect Mr. Timothy George                       ISSUER            YES             FOR                  FOR

FRESHWATER as a Director

PROPOSAL #3.II: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the remuneration of Directors

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as              ISSUER            YES             FOR                  FOR

Auditor and authorize the Directors to fix the

remuneration of Auditor

PROPOSAL #5.A: Authorize the Directors to allot,                ISSUER            YES             FOR                  FOR

issue and deal with the additional shares of the

Company as set out in the ordinary resolution in item

 5(A) of the notice of AGM

PROPOSAL #5.B: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares of the Company as set out in the ordinary

resolution in item 5(B) of the notice of AGM

PROPOSAL #5.C: Authorize the Directors to allot,                ISSUER            YES             FOR                  FOR

issue and deal with the additional shares of the

Company as set out in the ordinary resolution in item

 5(C) of the notice of AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSCO PACIFIC LTD

  TICKER:                  N/A                 CUSIP:   G2442N104

  MEETING DATE:      10/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, ratify and confirm [a] the              ISSUER            YES             FOR                  FOR

entering into of the equity transfer agreement dated

27 AUG 2009 [the Agreement] between COSCO Pacific

Logistics Company Limited, a wholly-owned subsidiary

of the Company, as vendor and China COSCO Holdings

Company Limited as purchaser [a copy of which has

been produced to the Meeting marked A and initialed

by the chairman of the Meeting for identification

purpose] in relation to the disposal of 49% equity

interest in COSCO Logistics Co., Ltd. and the

transactions contemplated thereunder; and authorize

the Director[s] of the Company for and on behalf of

the Company to, amongst other matters, sign, execute

and deliver or to authorize the signing, execution

and delivery of all such documents and to do all such

 deeds as they may consider necessary, expedient or

desirable to give effect to or otherwise in

connection with the Agreement and the transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COUNTRY GARDEN HLDGS CO LTD

  TICKER:                  N/A                 CUSIP:   G24524103

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

consolidated financial statements, the report of the

Directors and the Independent Auditor's report of the

 Company for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3a: Re-elect Mr. Yang Erzhu as the Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #3b: Re-elect Ms. Yang Zhicheng as the                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3c: Re-elect Mr. Yang Yongchao as the                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3d: Re-elect Mr. Lai Ming, Joseph as the            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3e: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company to fix the Directors fee

PROPOSAL #4: Re-appoint Auditors and authorize the            ISSUER            YES             FOR                  FOR

Board of Directors to fix their remunerations

PROPOSAL #5: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to the rules governing the listing of

securities on the Stock Exchange of Hong Kong Limited

  the Listing Rules , during the Relevant Period  as

hereinafter specified in this resolution  to allot,

issue and deal with any unissue shares in the capital

 of the Company and to make or grant offers,

agreements and options  including but not limited to

warrants, bonds and debentures convertible into

shares of the Company  which might require the

exercise of such power be and is hereby generally and

 unconditionally approved; to make or grant offers,

agreements and options  including warrants, bonds and

 debentures convertible into shares of the Company

which might require the shares in the capital of the

Company to be issued either..CONTD

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to repurchase shares of the Company during the

relevant period on the Stock Exchange of Hong Kong

Limited or on any other stock exchange on which the

shares of the Company may be listed and which is

recognized by the Securities and Futures Commission

of Hong Kong and the Stock Exchange for this purpose,

 subject to and in accordance with all applicable

laws and/or the requirements of the Listing Rules or

of any other stock exchange as amended from time to

time, be and is hereby generally and unconditionally

approved; the aggregate nominal value of the shares

of the Company which the Company is authorized to

repurchase pursuant to the approval in paragraph  a

above during the relevant period..CONTD

PROPOSAL #7: Approve conditional upon the ordinary            ISSUER            YES             FOR                  FOR

resolution numbers 5 and 6 of the notice convening

this meeting being passed, the general mandate

granted to the Directors to allot, issue and deal in

any unissued shares pursuant to the ordinary

resolution no. 5 of the notice convening this meeting

 be and is hereby extended by the addition to the

aggregate nominal value of the share capital of the

Company which may be allotted or agreed conditionally

 or unconditionally to be allotted by the Directors

pursuant to such general mandate of an amount

representing the aggregate nominal value of the share

 capital of the Company repurchased by the Company

under the authority granted pursuant to the ordinary

resolution no. 6 of the notice convening this

meeting, provided that such..CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CPFL ENERGIA S A

  TICKER:                  N/A                 CUSIP:   P3179C105

  MEETING DATE:      9/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the resignation of Mr. Luiz              ISSUER            YES             FOR                  FOR

Anibal De Lima Fernandes as a full Member of the

Board of Directors of the Company the position to

which he was elected at the AGM held on 23 APR 2009

PROPOSAL #2.: Elect, in accordance with the provision        ISSUER            YES             FOR                  FOR

 in Article 17 of the Company's Corporate By-Laws,

Mr. Pedro Pullen Parente to replace Mr. Luiz Anibal

De Lima Fernandes for the remainder of the unified

term in office of 1 year of the Members of the Board

of Directors in the manner described in Article

150(3) of Law Number 6404-76

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CPFL ENERGIA S A

  TICKER:                  N/A                 CUSIP:   P3179C105

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the seven protocol and                       ISSUER            YES             FOR                  FOR

justification for the merger of shares instruments

entered into between the Company and the following

controlled Companies: i) Companhia Leste Paulista De

Energia; ii) Companhia Jaguari De Energia; iii)

Companhia Sul Paulista De Energia; iv) Companhia Luz

E Forca De Mococa; v) Companhia Jaguari De Geracao De

 Energia; vi) Cpfl Servicos, Equipamentos, Industria

E Comercio S.A; vii) Companhia Luz E Forca Santa

Cruz, all referred together as controlled Companies

PROPOSAL #II.: Ratify the choice of the specialized          ISSUER            YES             FOR                  FOR

Companies Hira Shima E Associados Consultoria Em

Transacoes Societarias ltda., saw to the preparation

of the economic value report for the Company and each

 of the controlled Companies and Hi Rashima E

Associados Ltda, which saw to the preparation of the

net worth at market value report for the Company and

each of the controlled Companies

PROPOSAL #III.: Approve the valuation reports                     ISSUER            YES             FOR                  FOR

mentioned in Item II above relating to the Company

PROPOSAL #IV.: Approve the merger into the assets of         ISSUER            YES             FOR                  FOR

the Company, under the terms of Article 252 of Law

number 6404/76, of all the shares issued by the

controlled Companies, with the consequent conversion

of these Companies into wholly owned subsidiaries of

the Company, under the terms of the respective

protocols

PROPOSAL #V.: Approve to increase the share capital          ISSUER            YES             FOR                  FOR

of the Company in the total amount of BRL

52,250,435.73, with the total issuance of 1,226,223

new shares of the Company to replace the shares

issued by the controlled Companies that will be

merged into the assets of the Company, in the manner

described in the Items above and in the respective

PROPOSAL #VI.: Amend the wording of the Company's              ISSUER            YES             FOR                  FOR

Corporate Bylaws, in its Article 5, to reflect the

change of the share capital of the Company arising

from the approval of Items I to V above, which will

increase from BRL 4,741,175, 241.82 to BRL

4,793,425,677.55

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CPFL ENERGIA S A

  TICKER:                  N/A                 CUSIP:   P3179C105

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve to examine, discuss and vote              ISSUER            YES             FOR                  FOR

upon the Board of Directors annual report, the

financial statements and Independent Auditors report

relating to FYE 31 DEC 2009

PROPOSAL #B: Approve to decide on the allocation of          ISSUER            YES             FOR                  FOR

the net profits from the FY and the distribution of

dividends

PROPOSAL #C: Election of Directors: Principal                     ISSUER            YES         AGAINST           AGAINST

Directors: Murilo Cesar Lemos dos Santos Passos,

Francisco Caprino Neto , Claudio Borin Guedes Palaia,

 Ricardo Carvalho Giambroni, Robson Rocha, Martin

Roberto Glogowsky, Ana Dolores Moura, Carneiro de

Novaes; Substitute Directors: Gustavo Pellicciari de

Andrade, Marcelo Pires Oliveira Dias, Rodrigo Cardoso

 Barbosa, Rivail Trevisan, Arthur Prado Silva, Carlos

 Alberto Cardoso Moreira (Conselheira Independente)

PROPOSAL #D: Election of the principal and substitute        ISSUER            YES             FOR                  FOR

 Members of the finance Committee

PROPOSAL #E: Approve to set the global remuneration          ISSUER            YES         AGAINST           AGAINST

of the Company Directors

PROPOSAL #F: Approve to set the global remuneration          ISSUER            YES             FOR                  FOR

of the finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CPFL ENERGIA S A

  TICKER:                  N/A                 CUSIP:   P3179C105

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a: Approve the seven protocol and                        ISSUER            YES             FOR                  FOR

justification of share merger instruments protocols,

signed between, on the one side, the Company, and on

the other side, each one of the following subsidiary

Companies i. Companhia Leste Paulista de Energia, ii.

 Companhia Jaguari de Energia, iii. Companhia Sul

Paulista de Energia, iv. Companhia Luz e Forca de

Mococa, v. Companhia Jaguari de Geracao de Energia,

vi. CPFL Servicos, Equipamentos, Industria e Comercio

 S.A. and vii. Companhia Luz e Forca Santa Cruz all

jointly the controlled Companies

PROPOSAL #b: Ratify the hiring and appointment of the        ISSUER            YES             FOR                  FOR

 specialized Companies i. Hirashima e Associados

Consultoriaem Transacoes Societarias Ltda., with

corporate taxpayer id CNPJ number 05.534.178 0001/36,

 which prepared the valuation report at economic

value for the Company and each one of the controlled

Companies, and ii. Hirashima e Associados Ltda., with

 corporate taxpayer id CNPJ number 05.215.691

0001/64, which prepared the valuation report of net

worth at market value for the Company and for each

one of the controlled Companies, for the purposes of

the provision in Article 264 of law number 6404 76

PROPOSAL #c: Approve to examine and the valuation              ISSUER            YES             FOR                  FOR

reports mentioned in line b above in reference to the

 Company

PROPOSAL #d: Approve the merger of the entirety of            ISSUER            YES             FOR                  FOR

the shares issued by the controlled Companies into

the assets of the Company, in accordance with the

terms of Article 252 of law number 6404 76, with the

consequent conversion of the controlled Companies

into wholly owned subsidiaries of the Company, in

accordance with the terms of the respective protocols

 and in accordance with the substitution ratios

provided for in them

PROPOSAL #e: Approve the increase of the Company's            ISSUER            YES             FOR                  FOR

share capital in the amount of BRL 52,249,114.80,

with a total issuance of 1,226,192 new shares of the

Company to be paid in with shares issued by the

controlled Companies merged into the assets of the

Company, in the manner described in the items above

and in the respective protocols

PROPOSAL #f: Amend the wording of the Corporate                 ISSUER            YES             FOR                  FOR

Bylaws of the Company, at its Article 5, to reflect

the change i. of the share capital of the Company

resulting from the potential approval of lines a and

e above, which will go from BRL 4,741,175,241.82 to

BRL 4,793,424,356.62, and ii. of the number of common

 shares issued by the Company, which will go from

479,910,938 to 481,137, 130 common shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CREDICORP LTD

  TICKER:                  N/A                 CUSIP:   G2519Y108

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report of the Company        ISSUER            YES             FOR                  FOR

 for the 2009 FY

PROPOSAL #2: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements of the Company and its subsidiaries for

the year that ended on 31 DEC 2009, audited by the

External Auditor's Medina, Zaldivar, Paredes Y

Asociados

PROPOSAL #3: Approve the designation of Outside                 ISSUER            YES         AGAINST           AGAINST

Auditors for the 2010 FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CREDICORP LTD.

  TICKER:                  BAP                 CUSIP:   G2519Y108

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO CONSIDER AND APPROVE THE ANNUAL                ISSUER            YES             FOR                  FOR

REPORT OF THE COMPANY FOR THE FINANCIAL YEAR ENDED

DECEMBER 31, 2009.

PROPOSAL #02: TO CONSIDER AND APPROVE THE AUDITED              ISSUER            YES             FOR                  FOR

CONSOLIDATED FINANCIAL STATEMENTS OF THE COMPANY AND

ITS SUBSIDIARIES FOR THE FINANCIAL YEAR ENDED

DECEMBER 31, 2009, INCLUDING THE REPORT OF THE

INDEPENDENT AUDITORS OF THE COMPANY THEREON.

PROPOSAL #03: TO APPOINT THE EXTERNAL AUDITORS OF THE        ISSUER            YES         AGAINST           AGAINST

 COMPANY TO PERFORM SUCH SERVICES FOR THE FINANCIAL

YEAR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CYFROWY POLSAT S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X1809Y100

  MEETING DATE:      3/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the statement of meeting's legal        ISSUER            YES             FOR                  FOR

 validity

PROPOSAL #4: Election of the Scrutiny Commission                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the changes in statute                         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve to introduce some shares to                ISSUER            YES             FOR                  FOR

public trading with taking all steps involved with

public trading and shares dematerialization

PROPOSAL #8: Approve the unified text of statute with        ISSUER            YES             FOR                  FOR

 changes from point 6 of the agenda

PROPOSAL #9: Closing the meeting                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CYFROWY POLSAT S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X1809Y100

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the AGM                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman of the AGM                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the validation of correctness of        ISSUER            YES             FOR                  FOR

 convening the AGM and its ability to adopt binding

resolutions

PROPOSAL #4: Appointment of the Ballot Committee                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Adopt the agenda                                                  ISSUER            YES             FOR                  FOR

PROPOSAL #6: Management Board's presentation on the          ISSUER            YES             FOR                  FOR

Management Board's report on Company's activities in

the FY 2009, Company's financial statements for the

FY 2009, Management Board's report on Cyfrowy Polsat

Capital Group's activities in the FY 2009,

consolidated financial statements of Cyfrowy Polsat

Capital Group in the FY 2009 and Management Board's

motion regarding the allocation of the Company's

profits for the FY 2009

PROPOSAL #7: Supervisory Board's presentation of                ISSUER             NO              N/A                  N/A

statement on evaluation of a Management Board's

report on Company's activities in the FY 2009;

Company's financial statements for the FY 2009;

Management Board's motion regarding allocation of the

 Company's profits for the FY of 2009

PROPOSAL #8: Presentation of the evaluation of                   ISSUER            YES             FOR                  FOR

Company's standing and Management Board's activities

PROPOSAL #9: Approve the Management Board's report            ISSUER            YES             FOR                  FOR

Company's activities in the FY 2009

PROPOSAL #10: Approve the Company's financial                     ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #11: Approve the Management Board's report          ISSUER            YES             FOR                  FOR

on Cyfrowy Polsat Capital Group's activities in the

FY 2009

PROPOSAL #12: Approve the Cyfrowy Polsat Capital                ISSUER            YES             FOR                  FOR

Group's consolidated financial statements for the FY

of 2009

PROPOSAL #13: Receive the report from activities of          ISSUER            YES             FOR                  FOR

Cyfrowy Polsat Supervisory Board containing an

assessment of its activities in 2009

PROPOSAL #14: Approve to grant Members of the                     ISSUER            YES             FOR                  FOR

Management Board the approval of performance of their

 duties in 2009

PROPOSAL #15: Approve to grant Members of the                     ISSUER            YES             FOR                  FOR

Supervisory Board the approval of the performance of

their duties in 2009

PROPOSAL #16: Approve the distribution of profits for        ISSUER            YES             FOR                  FOR

 the FY 2009 and dividend payout

PROPOSAL #17: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

PROPOSAL #18: Adopt a uniform text of the Articles of        ISSUER            YES             FOR                  FOR

 Association to reflect the changes referred to in

Point 17 above

PROPOSAL #19: Closing of the meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CYRELA BRAZIL RLTY S A  EMPREENDIMENTOS E  PARTICI

  TICKER:                  N/A                 CUSIP:   P34085103

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the Board of Directors annual            ISSUER            YES             FOR                  FOR

report, the financial statements relating to FYE 31

DEC, 2009

PROPOSAL #II: Approve the destination of the year end        ISSUER            YES             FOR                  FOR

 results of 2009 and distribution of dividends

PROPOSAL #III: Election of the Members of the Board          ISSUER            YES             FOR                  FOR

of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CYRELA BRAZIL RLTY S A  EMPREENDIMENTOS E  PARTICI

  TICKER:                  N/A                 CUSIP:   P34085103

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Article 6 of the corporate              ISSUER            YES             FOR                  FOR

Bylaws of the Company, as a result of the decisions

of the Board of Directors made at the meetings held

on 05 JUN 2009, 08 JUL 2009,14 AUG 2009, 14 SEP 2009,

 27 OCT 2009, 09 NOV 2009, 17 NOV 2009, 07 DEC 2009,

and 18 JAN 2010, in such a way as to reflect the

changes to the capital decided on at those meetings

PROPOSAL #2: Authorize to increase the capital limit         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #3: Amend to Article 58 of the corporate              ISSUER            YES             FOR                  FOR

Bylaws of the Company, to reflect the approval at the

 meeting of the Board of Directors held on 25 MAR

2010, of the change in the newspaper used for the

notices required by the corporations law

PROPOSAL #4: Approve to establishment of the annual,         ISSUER            YES             FOR                  FOR

aggregate remuneration of the managers of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAELIM INDUSTRIAL CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y1860N109

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Election of Jongin Kim as an Inside            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2: Election of Juhee Han as an Inside              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.3: Election of Yoon Kim as an Inside                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.4: Election of Jungsik Shin as an Outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.5: Election of Sookeun Oh as an Outside          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.6: Election of Jinhyung Cho as an Outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.7: Election of Youngjun Shin as an                   ISSUER            YES             FOR                  FOR

Outside Director

PROPOSAL #2.8: Election of Byungkak Yoon as an                   ISSUER            YES             FOR                  FOR

Outside Director

PROPOSAL #2.9: Election of Dongwoo Chung as an                   ISSUER            YES             FOR                  FOR

Outside Director

PROPOSAL #3.1: Election of Jungsik Shin as an Auditor        ISSUER            YES             FOR                  FOR

 Committee Member

PROPOSAL #3.2: Election of Sookeun Oh as an Auditor          ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #3.3: Election of Jinhyung Cho as an Auditor        ISSUER            YES             FOR                  FOR

 Committee Member

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAEWOO ENGINEERING & CONSTRUCTION CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y1888W107

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Election of Ok Gi as a Part-Time                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.: Election of Auditor: Seho Kim [External]      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAEWOO INTERNATIONAL CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y1911C102

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAEWOO SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y1916K109

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Jin Ho Kim as a Director                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAEWOO SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y1916K109

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 41st financial statement               ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of External Directors                        ISSUER            YES             FOR                  FOR

candidates: Hae Seong Ryu, Seong IL Hong, Chan Seok Oh

PROPOSAL #4: Election of the Member of Audit                       ISSUER            YES             FOR                  FOR

Committee who are the External Directors Candidate :

Seong IL Hong, Chan Seok Oh

PROPOSAL #5: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAEWOO SHIPBUILDING & MARINE ENGINEERING CO LTD, S

  TICKER:                  N/A                 CUSIP:   Y1916Y117

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Seyoung An as a Director              ISSUER            YES             FOR                  FOR

(External)

PROPOSAL #4: Election of Seyoung An  (External) as            ISSUER            YES             FOR                  FOR

the Audit Committee Member

PROPOSAL #5: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DATANG INTERNATIONAL POWER GENERATION CO LTD

  TICKER:                  N/A                 CUSIP:   Y20020106

  MEETING DATE:      8/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the provision of guarantee by          ISSUER            YES             FOR                  FOR

the Company for the borrowing of Inner Mongolia

Datang International Zhuozi Windpower Company Limited

PROPOSAL #2.: Approve the provision of guarantee by          ISSUER            YES             FOR                  FOR

the Company for the borrowing of Jiangsu Datang

International Lvsigang Power Generation Company

PROPOSAL #3.: Approve the provision of guarantee by          ISSUER            YES         AGAINST           AGAINST

the Company for the borrowing of Yunnan Datang

International Lixianjiang Hydropower Development

Company Limited

PROPOSAL #4.: Approve the provision of guarantee by          ISSUER            YES         AGAINST           AGAINST

the Company for the borrowing of Inner Mongolia

Datang International Hohhot Thermal Power Generation

Company Limited

PROPOSAL #5.: Approve the provision of guarantee by          ISSUER            YES         AGAINST           AGAINST

the Company for the borrowing of Inner Mongolia

Datang International Renewable Energy Resource

Development Company Limited

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DATANG INTERNATIONAL POWER GENERATION CO LTD

  TICKER:                  N/A                 CUSIP:   Y20020106

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the fund contribution of Datang         ISSUER            YES             FOR                  FOR

Energy and Chemical Company Limited 'Energy and

Chemical Company'  to establish Inner Mongolia Datang

 International Duolun Coal Chemical Company Limited

'Duolun Coal Chemical Company' , for the purposes of

constructing and operating the Duolun Coal Chemical

Project

PROPOSAL #2: Approve the provision of counter-                    ISSUER            YES             FOR                  FOR

guarantee by the Company for a loan of Hong Kong

Company

PROPOSAL #3: Approve the provision of entrusted loan         ISSUER            YES             FOR                  FOR

to Duolun Coal Chemical Company by China Datang

Finance Company Limited under the Revolving Entrusted

 Loan Agreement  'Datang Finance Company'

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DATANG INTERNATIONAL POWER GENERATION CO LTD

  TICKER:                  N/A                 CUSIP:   Y20020106

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                ISSUER            YES             FOR                  FOR

Directors of the Company (the Board) for the year

2009 (including Independent Non-Executive Directors

report on work)

PROPOSAL #2.: Approve the report of the Supervisory          ISSUER            YES             FOR                  FOR

Committee of the Company for the year 2009

PROPOSAL #3.: Approve the proposal of final accounts         ISSUER            YES             FOR                  FOR

for the year 2009

PROPOSAL #4.: Approve the profit distribution                     ISSUER            YES             FOR                  FOR

proposal for the year 2009

PROPOSAL #5.: Approve the resolution on provisions of        ISSUER            YES             FOR                  FOR

 guarantees for financings of Xinyu Power Company,

Qian'an Thermal Power Company, Diaobingshan Power

Company, Liaoning Wind Power Company and Zhangzhou

Wind Power Company

PROPOSAL #6.: Approve the capital contribution to the        ISSUER            YES             FOR                  FOR

 establishment of Fuxin Coal-based Gas Company for

the purpose of constructing Fuxin Coal-based Gas

PROPOSAL #7.: Approve the resolution on adjustment of        ISSUER            YES             FOR                  FOR

 total investment and capital contribution proposal

of Keqi Coal-based Gas Project

PROPOSAL #8.: Appointment of the Auditor of the                 ISSUER            YES             FOR                  FOR

Company for the year 2010

PROPOSAL #S.9: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #S.10: Grant a mandate to the Board to issue        ISSUER            YES             FOR                  FOR

 new shares not more than 20% of each class of shares

PROPOSAL #S.11: Approve the resolution on the                     ISSUER            YES             FOR                  FOR

fulfillments to the conditions for non-public issue

of a shares by Datang International Power Generation

Company Limited

PROPOSAL #S12.1: Approve the resolution for Non-                ISSUER            YES             FOR                  FOR

public issue of A shares: Share type and par value

PROPOSAL #S12.2: Approve the resolution for Non-                ISSUER            YES             FOR                  FOR

public issue of A shares: Issue size

PROPOSAL #S12.3: Approve the resolution for Non-                ISSUER            YES             FOR                  FOR

public issue of A shares: Method and timing of issue

PROPOSAL #S12.4: Approve the resolution for Non-                ISSUER            YES             FOR                  FOR

public issue of A shares: Target subscribers and

subscription method

PROPOSAL #S12.5: Approve the resolution for Non-                ISSUER            YES             FOR                  FOR

public issue of A shares: Place of listing

PROPOSAL #S12.6: Approve the resolution for Non-                ISSUER            YES             FOR                  FOR

public issue of A shares: Issue price and method of

PROPOSAL #S12.7: Approve the resolution for Non-                ISSUER            YES             FOR                  FOR

public issue of A shares: Use of fundraising proceeds

PROPOSAL #S12.8: Approve the resolution for Non-                ISSUER            YES             FOR                  FOR

public issue of A shares: Arrangement for the

accumulated profits

PROPOSAL #S12.9: Approve the resolution for Non-                ISSUER            YES             FOR                  FOR

public issue of A shares: Arrangement for the lock-up

PROPOSAL #S1210: Approve the resolution for Non-                ISSUER            YES             FOR                  FOR

public issue of A shares: Effective period for

PROPOSAL #S.13: Approve the feasibility analysis                ISSUER            YES             FOR                  FOR

report on the use of fundraising proceeds under the

current non-public issue of A shares

PROPOSAL #S.14: Approve the report on the previous            ISSUER            YES         AGAINST           AGAINST

use of fundraising proceeds

PROPOSAL #S.15: Authorize the Board to conduct all            ISSUER            YES             FOR                  FOR

matters in relation to the current non-public issue

of a shares at its discretion

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELEK GROUP LTD, NETANYA

  TICKER:                  N/A                 CUSIP:   M27635107

  MEETING DATE:      7/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to extend the NCP loan until 31        ISSUER            YES             FOR                  FOR

 DEC 2010, 9.5% interest to be paid half yearly, and

secured by a second mortgage on Adar House owned by

DRE subject to consent by the first mortgage bank,

additional interest of 1.2% to be paid in respect of

the period until such consent is received

PROPOSAL #2.: Approve to extend the Roadchef loan              ISSUER            YES             FOR                  FOR

until 31 DEC 2010 or until sale of the rights to

Roadchef, whichever is earlier, interest and security

 as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELEK GROUP LTD, NETANYA

  TICKER:                  N/A                 CUSIP:   M27635107

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint Mr. Zev Zilberfarb as an              ISSUER            YES         ABSTAIN           AGAINST

External Director for an additional statutory 3 year

period from 29 MAY 2009 and ratify the decisions of

the Audit Committee and the Board from the date of

termination of his first period of office

PROPOSAL #2.: Approve his remuneration at the maximum        ISSUER            YES         ABSTAIN           AGAINST

 permitted by law to be paid to the External Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELEK GROUP LTD, NETANYA

  TICKER:                  N/A                 CUSIP:   M27635107

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and            ISSUER            YES         ABSTAIN           AGAINST

the Directors report for 2008

PROPOSAL #2.: Re-appoint the Accountant-Auditors and         ISSUER            YES             FOR                  FOR

authorize the Board to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELEK GROUP LTD, NETANYA

  TICKER:                  N/A                 CUSIP:   M27635107

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify the purchase of Group insurance         ISSUER            YES             FOR                  FOR

cover for the D&O of the Company and subsidiaries for

 the year commenced 01 DEC 2008 in an aggregate

amount of USD 75 million for a premium of USD

450,000, of which the share of the Company was USD

67,500 for the year; the Management of the Company

determines the split of the premium between the Group

PROPOSAL #2.: Grant authority for the future Group            ISSUER            YES             FOR                  FOR

D&O insurance cover during a period of 5 additional

years without need for shareholders' approval

provided that the cover is not less than USD 75

million and not more than USD 100 million and the

premium does not exceed USD 450,000 annually plus up

to 15% a year, the premium to be split between the

group Companies as determined by the Management

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELEK GROUP LTD, NETANYA

  TICKER:                  N/A                 CUSIP:   M27635107

  MEETING DATE:      1/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the payment to Mr. E. Sharon,          ISSUER            YES         ABSTAIN           AGAINST

son of the controlling shareholder, of annual

remuneration and meeting attendance fees for his

services as the Deputy Chairman of the Board of

Directors, in the maximum amounts permitted by Law to

 be paid to the External Directors, Mr. Sharon has

held office since august without remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELEK GROUP LTD, NETANYA

  TICKER:                  N/A                 CUSIP:   M27635107

  MEETING DATE:      5/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements and the        ISSUER            YES             FOR                  FOR

 Directors' report for 2009

PROPOSAL #2: Re-appointment of Accountant Auditors            ISSUER            YES             FOR                  FOR

and authorize the Board to fix their remuneration

PROPOSAL #3: Approve the Group D&O insurance cover            ISSUER            YES             FOR                  FOR

for the year commenced December in an amount of USD

75 million for a total premium of USD 300,500 for the

 Group of  which the share of the Company is USD

56,259; the cover may be increased to  USD 100,000

for an additional premium of USD 55,625 for the Group

PROPOSAL #4: Approve the future D&O insurance cover          ISSUER            YES             FOR                  FOR

during a period of up to 7 years provided that the

cover is not less than USD 75 million and not more

USD 100 million and the premium does not exceed USD

450,000 for the Group plus 15% a year from DEC  2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELTA ELECTRS INC

  TICKER:                  N/A                 CUSIP:   Y20263102

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the merger with Cyntec Company        ISSUER            YES         AGAINST           AGAINST

 Limited / TW0002452000

PROPOSAL #A.2: Approve to merge Cyntec Company                   ISSUER            YES         AGAINST           AGAINST

Limited / TW0002452000 via shares swap by new shares

PROPOSAL #A.3: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELTA ELECTRS INC

  TICKER:                  N/A                 CUSIP:   Y20263102

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 financial statements                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution.         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 4.2 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.6: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on directors from participation in

competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DENWAY MTRS LTD

  TICKER:                  N/A                 CUSIP:   Y2032Y106

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Audited financial                        ISSUER            YES             FOR                  FOR

statements and the report of the Directors and the

Independent Auditor's report for the YE 31 DEC 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.i: Re-elect Mr. Zhang Fangyou as the                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.ii: Re-elect Mr. LI Tun as the Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.iii: Re-elect Mr. FU Shoujie as the                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iv: Re-elect Mr. Lee Ka Lun as the                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.v: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4: Re-appoint Auditor and authorize the              ISSUER            YES             FOR                  FOR

Board of Directors to fix the remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to paragraph (ii) during the Relevant Period

 [as specified] to repurchase shares in the capital

of the Company on the Stock Exchange of Hong Kong

Limited or on any other Stock Exchange on which the

shares of the Company may be listed and recognized by

 the Securities and Futures Commission and the Stock

Exchange for this purpose, subject to and in

accordance with all applicable laws and the

requirements of the Rules Governing the Listing of

Securities on the Stock Exchange or of any other

stock exchange as amended from time to time; the

aggregate nominal amount of shares of the Company to

be repurchased by the Company pursuant to the

approval in paragraph [i] of this Resolution shall

not exceed 10% of the aggregate nominal amount of the

 issued share capital of the Company at the date of

the passing of this resolution and the said approval

shall be limited accordingly; [Authority expires at

the conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by law to be held]

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to paragraph [iii] during or after the

relevant period as specified to allot, issue and deal

 with additional shares in the capital of the Company

 and to make and grant offers, agreements and options

 [including warrants, bonds, debentures, notes and

other securities which carry rights to subscribe for

or are convertible into shares of the Company] which

would or might require shares to be allotted be and

is hereby generally and unconditionally approved; the

 aggregate nominal amount of share capital allotted

or agreed conditionally or unconditionally to be

allotted [whether pursuant to an option or otherwise]

 by the directors of the Company pursuant to the

approval in paragraph [i] of this Resolution,

otherwise than pursuant to [a] a Rights Issue [as

specified]; or [b] an issue of shares upon the

exercise of subscription rights under any option

scheme or similar arrangement for the time being

adopted for the grant or issue to the grantees as

specified in such scheme or similar arrangement of

shares or rights to acquire shares of the Company; or

 [c] any issue of shares pursuant to the exercise of

rights of subscription or conversion under the terms

of any existing warrants, bonds, debentures, notes

and other securities of the Company which carry

rights to subscribe for or are convertible into

shares of the Company; or [d] an issue of shares

pursuant to any scrip dividend or similar arrangement

 providing for the allotment of shares in lieu of the

 whole or part of the dividend on shares of the

Company in accordance with the articles of

association of the Company, shall not exceed 20% of

the aggregate nominal amount of the issued share

capital of the Company at the date of the passing of

this Resolution and the said approval shall be

limited accordingly; [Authority expires at the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

PROPOSAL #7.: Approve, conditional upon the passing          ISSUER            YES             FOR                  FOR

of the ordinary resolutions in items 5 and 6 in the

notice convening this meeting, the general mandate

granted to the Directors of the Company to exercise

the powers of the Company to allot, issue and deal

with any additional shares of the Company pursuant to

 ordinary resolution in item 6 of the notice

convening this meeting be and is hereby extended by

the addition thereto of an amount representing the

aggregate nominal amount of the share capital of the

Company repurchased by the Company under the

authority granted pursuant to ordinary resolution in

item 5 of the notice convening this meeting, provided

 that such extended amount shall not exceed 10% of

the aggregate nominal amount of the issued share

capital of the Company at the date of the passing of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DESARROLLADORA HOMEX S A DE   C V

  TICKER:                  N/A                 CUSIP:   P35054108

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve to increase the minimum, fixed         ISSUER            YES             FOR                  FOR

share capital through the issuance of unsubscribed

for shares in a single series for placement through a

 public offering, without the preemptive subscription

 rights of the shareholders being applicable, in

accordance with the terms of Article 53 of the

Securities Market Law and Article 7 of the Corporate

Bylaws, subject to the approval of the national

banking and securities commission

PROPOSAL #II.: Amend the Article 6 of the Corporate          ISSUER            YES             FOR                  FOR

Bylaws

PROPOSAL #III.: Approve the public offering of shares        ISSUER            YES             FOR                  FOR

 of the Company in Mexico and other, foreign markets

PROPOSAL #IV.: Approve the designation of special              ISSUER            YES             FOR                  FOR

delegates for the execution and formalization of the

resolutions and for the realization of all the acts

and steps in relation to the public offering of

shares of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DESARROLLADORA HOMEX S A DE   C V

  TICKER:                  N/A                 CUSIP:   P35054108

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the Board of Directors report            ISSUER            YES             FOR                  FOR

regarding the FYE on 31 DEC 2009 in terms of Article

28 Section IV of the market and securities Law

presentation and in its case of the report of the

Board of Directors for the YE on 31 DEC 2009 pursuant

 to Article 172 of the general Law on commercial

companies including the financial statements for the

YE on 31 DEC 2009

PROPOSAL #II: Approve the application of results                ISSUER            YES             FOR                  FOR

corresponding to the period of January 1st to 31 DEC

2009

PROPOSAL #III: Approve the maximum amount of funds            ISSUER            YES             FOR                  FOR

that may be used for stock buyback during FY 2010

PROPOSAL #IV: Appointment of Members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors of the Company as well as

PROPOSAL #V: Appointment of Presidents of the Audit          ISSUER            YES         AGAINST           AGAINST

Committee and the Corporate Practices

PROPOSAL #VI: Appointment of Special Delegates to              ISSUER            YES             FOR                  FOR

formalize and fulfill any of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIGI.COM BHD

  TICKER:                  N/A                 CUSIP:   Y2070F100

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements of the Company for the FYE 31 DEC 2009 and

 the Directors' and Auditors' reports thereon

PROPOSAL #2: Re-elect Dato' Ab. Halim Bin Mohyiddin          ISSUER            YES             FOR                  FOR

as the Director of the Company, who retires under

Article 98(A) of the Articles of Association of the

PROPOSAL #3: Re-elect Eirik Boerve Monsen as a                   ISSUER            YES             FOR                  FOR

Director, who retires under Article 98(E) of the

Articles of Association of the Company

PROPOSAL #4: Re-elect Hakon Bruaset Kjol as a                     ISSUER            YES             FOR                  FOR

Director, who retires under Article 98(E) of the

Articles of Association of the Company

PROPOSAL #5: Re-appoint Messrs Ernst & Young as the          ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #6: Authorize the Company and its                          ISSUER            YES             FOR                  FOR

subsidiaries, subject to the provisions of the

Listing Requirements of Bursa Malaysia Securities

Berhad, and its subsidiaries, to enter into recurrent

 related party transactions of a revenue or trading

nature with Telenor and persons connected with

Telenor as specified in Section 2.3 of the circular

to shareholders dated 20 APR 2010, which are

necessary for the day-to-day operations and/or in the

 ordinary course of business of the Company and its

subsidiaries on terms not more favorable to the

related parties than those generally available to the

 public and are not detrimental to the ..CONTD

PROPOSAL #CONT: ..CONTD minority shareholders of the         ISSUER             NO              N/A                  N/A

Company and that such approval shall continue to be

in force until:  Authority expires the earlier of the

 conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM

after the date it is required to be held pursuant to

Section 143 1  of the Companies Act, 1965  but shall

not extend to such extension as may be allowed

pursuant to Section 143 2  of the Companies Act, 1965

  to complete and to do all such acts and things

including executing such documents as may be required

  to give effect to the transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA

  TICKER:                  N/A                 CUSIP:   M28072102

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the transaction by which the            ISSUER            YES             FOR                  FOR

Company and subsidiary will sell to Clal Industries &

 Investments Ltd. (Clal) all holdings of shares in

Hadera Paper Ltd., namely 1,085,860 shares, in

consideration for NIS 346 million; the Company is

74.5% controlled by IDB Development Ltd., and Clal is

 60.5% controlled by IDB; the Company currently owns

21.45% and Clal owns 37.98% of Hadera

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA

  TICKER:                  N/A                 CUSIP:   M28072102

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve a transaction by which the                ISSUER            YES             FOR                  FOR

Company together with Discount will purchase from

Elron Electronic Industries Ltd. [Elron] all of the

holdings of Elron in Netvision Ltd. namely 2,023,247

shares, in consideration for NIS 100,353,051; the

Company, Clal and Elron respectively currently own

31.7%, 24.37% and 15.37% of Netvision

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA

  TICKER:                  N/A                 CUSIP:   M28072102

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and            ISSUER            YES         ABSTAIN           AGAINST

Directors' report for the year 2008

PROPOSAL #2.1: Re-appoint N. Dankner as an                          ISSUER            YES         ABSTAIN           AGAINST

Officiating Director

PROPOSAL #2.2: Re-appoint R. Bisker as an Officiating        ISSUER            YES         ABSTAIN           AGAINST

 Director

PROPOSAL #2.3: Re-appoint S. Ben-Ze'ev as an                       ISSUER            YES         ABSTAIN           AGAINST

Officiating Director

PROPOSAL #2.4: Re-appoint H. Gavrieli as an                        ISSUER            YES         ABSTAIN           AGAINST

Officiating Director

PROPOSAL #2.5: Re-appoint Z. Dankner as an                          ISSUER            YES         ABSTAIN           AGAINST

Officiating Director

PROPOSAL #2.6: Re-appoint E. Cohen as an Officiating         ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #2.7: Re-appoint Z. Livnat as an Officiating        ISSUER            YES         ABSTAIN           AGAINST

 Director

PROPOSAL #2.8: Re-appoint G. Lahav as an Officiating         ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #2.9: Re-appoint D. Manor as an Officiating         ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #2.10: Re-appoint I. Manor as an Officiating        ISSUER            YES         ABSTAIN           AGAINST

 Director

PROPOSAL #2.11: Re-appoint A. Fisher as an                          ISSUER            YES         ABSTAIN           AGAINST

Officiating Director

PROPOSAL #2.12: Re-appoint Y. Shimmel as an                        ISSUER            YES         ABSTAIN           AGAINST

Officiating Director

PROPOSAL #2.13: Approve that the External Directors          ISSUER            YES         ABSTAIN           AGAINST

continue in office by provision of Law

PROPOSAL #3.: Re-appoint the Accountant Auditors for         ISSUER            YES         ABSTAIN           AGAINST

the year 2008 and receive the report of the Board as

to their fees

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA

  TICKER:                  N/A                 CUSIP:   M28072102

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve a transaction by which the                ISSUER            YES             FOR                  FOR

Company together with Clal industries & Investments

Ltd will purchase from Elron Electronic Industries

Ltd all of the holdings of Elron in Netvision Ltd

namely 2,023,247 shares, in consideration for NIS

100,353,051 [Discount, Clal and Elron respectively

currently own 31.7%, 24.37% and 15.37% of Netvision]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA

  TICKER:                  N/A                 CUSIP:   M28072102

  MEETING DATE:      12/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the employment by the Company          ISSUER            YES             FOR                  FOR

of Mr. A. Topaz, a family relative of an owner of

control, in the capacity of deputy president in

consideration for a salary of NIS 55,000 a month

linked to the consumers' prices index plus usual

social and ancillary benefits, Company car and an

annual bonus not to exceed 3 monthly salaries,

estimated cost of employment in first year: NIS

1,014,000

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA

  TICKER:                  N/A                 CUSIP:   M28072102

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Re-appointment of Professor Niv Ahituv          ISSUER            YES             FOR                  FOR

as an External Director for an additional statutory 3

 year period

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DISCOVERY HLDGS LTD

  TICKER:                  N/A                 CUSIP:   S2192Y109

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual                       ISSUER            YES             FOR                  FOR

financial statements for the YE 30 JUN 2009 and the

report of the Directors and the Auditors thereon

PROPOSAL #2.: Appoint Mr. R. Farber as an Executive          ISSUER            YES             FOR                  FOR

Director on 01 JUL 2009

PROPOSAL #3.: Re-elect Dr. B.A. Brink as a Director,         ISSUER            YES             FOR                  FOR

who retires in accordance with the Company's Articles

 of Association [Articles]

PROPOSAL #4.: Re-elect Mr. A.L. Owen as a Director,          ISSUER            YES             FOR                  FOR

who retires in accordance with the Company's Articles

PROPOSAL #5.: Re-elect Ms. T. Slabbert as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with the Company's Articles

PROPOSAL #6.: Approve the Directors' fees paid by the        ISSUER            YES             FOR                  FOR

 Company for the YE 30 JUN 2009 as per the notes to

the annual financial statements

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers Inc.         ISSUER            YES             FOR                  FOR

as Independent Auditors of the Company and Mr. A.G.

Taylor as the individual designated Auditor who will

undertake the audit for the Company for the ensuing

year

PROPOSAL #8.: Authorize the Directors to fix and pay         ISSUER            YES             FOR                  FOR

the Auditors' remuneration for the YE 30 JUN 2009

PROPOSAL #9.S.1: Approve to remunerate Ms. Sonja                ISSUER            YES             FOR                  FOR

Sebotsa [Identity No. 711215 0879 084] [Sebotsa] for

services rendered by her to Discovery Health from

time to time in her capacity as non-Executive

Director on the basis as specified; the remuneration

and benefits contemplated above is in addition to the

 usual remuneration and benefits conferred upon the

Non-Executive Directors of Discovery Health in line

with Discovery's policy prevailing from time to time;

 to the extent that the implementation of the

remuneration and benefits contemplated above results

in any form of direct or indirect financial

assistance to Sebotsa for the acquisition of

Discovery shares, subject to the Board of Directors

of Discovery being satisfied that the requirements of

 Section 38[2A] [a] of the Companies Act 1973 [as

amended] [the Companies Act] are satisfied, authorize

 the Discovery in terms of Section 38[2A][b] of the

Companies Act to give such direct or indirect

financial assistance to Sebotsa for the acquisition

of Discovery shares [the Financial Assistance]

PROPOSAL #10S.2: Approve that as a general approval          ISSUER            YES             FOR                  FOR

contemplated in Sections 85 to 89 of the Companies

Act No. 61 of 1973, as amended [the Act], the

acquisitions by the Company, and/or any subsidiaries

of the Company from time to time of the issued

ordinary shares of the Company, upon such terms and

conditions and in such amounts as the Directors of

the Company may from time to time determine, be

authorized but subject to the Articles of Association

 of the Company, the provisions of the Act, as

amended and the JSE Limited [JSE] Listing

requirements where applicable, and provided that, any

 such acquisition of ordinary shares shall be

effected through the order book operated by the JSE

trading system and done without any prior

understanding or arrangement between the Company and

the counter-party [reported trades are prohibited];

an announcement will be published as soon as the

Company has acquired ordinary shares constituting, on

 a cumulative basis, 3% of the initial number of

ordinary shares in issue and for each 3% in aggregate

 of the initial number acquired thereafter, in

compliance with paragraph 11.27 of the JSE Listings

Requirements; acquisitions of ordinary shares in

aggregate in any 1 FY may not exceed 20% of the

Company's issued ordinary share capital as at the

date of the grant of this general authority; ordinary

 shares may not be acquired at a price greater than

10% above, the weighted average of the market value

at which such ordinary shares are traded on the JSE

as determined over the 5 business days immediately

preceding the date of repurchase of such ordinary

shares; the JSE should be consulted for a ruling if

the Company's securities have not traded in such 5

business day period; at any point in time, the

Company may only appoint one agent to effect any

repurchase on the Company's behalf; the Company

undertaking that it will not enter the market to

repurchase the Company's securities until the

Company's sponsor has provided written confirmation

to the JSE regarding the adequacy of the Company's

working capital in accordance with Schedule 25 of the

 JSE Listings Requirements; the Company remaining in

compliance with the shareholder spread requirements

of the JSE Listings Requirements; and the Company not

 repurchasing any shares during a prohibited period

as defined in paragraph 3.67 of the JSE Listings

Requirements; unless they have in place a repurchase

programme where the dates and quantities of

securities to be traded during the relevant period

are fixed [not subject to any variation] and full

details of the programme have been disclosed in an

announcement over SENS prior to the commencement of

the prohibited period; and before entering the market

 to effect the general repurchase, the Directors,

having considered the effects of the repurchase of

the maximum number of ordinary shares in terms of the

 aforegoing general authority, will ensure that for a

 period of 12 months after the date of the general

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DLF LIMITED

  TICKER:                  N/A                 CUSIP:   Y2089H105

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, the Profit & Loss account

for the YE on that date together with the reports of

the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Kameshwar Swarup as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. D. V. Kapur as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. M. M. Sabharwal as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint M/s. Walker, Chandiok & Co.,        ISSUER            YES             FOR                  FOR

 as the Auditors of the Company to hold office from

the conclusion of this meeting until the conclusion

of next AGM and approve to fix their remuneration

PROPOSAL #7.: Re-appoint, pursuant to Article 93 of          ISSUER            YES             FOR                  FOR

the Articles of Association of the Company, in

accordance with the provisions of Sections 198, 269,

309, 310 read with Schedule XIII and other applicable

 provisions, if any, of the Companies Act, 1956 [the

Act] [including any statutory modification or re-

enactment thereof for the time being in force], Mr.

Kameshwar Swarup as a Whole-time Director, designated

 as 'Senior Executive Director - Legal' for a period

of 2 years with effect from 01 JAN 2010 on the

specified terms and conditions including the

specified remuneration; authorize the Board of

Directors to alter, vary, modify and revise the terms

 and conditions of the said appointment and/or the

remuneration, from time to time within the limits

laid down in the then subsisting respective

provisions of the Act; approve: that, in the event of

 absence or inadequacy of profits in any year during

the tenure of his appointment, the aforesaid

remuneration will be paid as minimum remuneration to

Mr. Kameshwar Swarup; and authorize the Board of

Directors of the Company including any duly

Constituted Committee thereof [hereinafter referred

to as 'the Board'] to do all such acts, deeds and

things including entering into such agreement(s),

deed(s) of amendment or any such document(s) as the

Board may, in its absolute discretion, consider

necessary, expedient or desirable including to sub-

delegate all or any of the powers herein conferred on

 it, in order to give effect to this resolution or as

 otherwise considered by the Board to be in the best

PROPOSAL #S.8: Appoint, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 314(1) and other applicable provisions of

the Companies Act, 1956 [including any statutory

modification or re-enactment thereof, for the time

being in force], Ms. Savitri Devi Singh as 'Vice

President', DLF Commercial Developers Limited [DCDL],

 a wholly owned subsidiary of the Company with effect

 from 01 APR 2009 at the specified remuneration and

terms and conditions; and authorize the Board to take

 all such steps as may be necessary, proper or

expedient to give effect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOGAN SIRKETLER GRUBU HOLDINGS AS, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M2810S100

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to forming the Presidency of            ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2.: Authorize the Board Members to sign the        ISSUER             NO              N/A                  N/A

 minutes of the meeting

PROPOSAL #3.: Approve to determine on amendment of            ISSUER             NO              N/A                  N/A

paid in capital and item 8 number 5 of the Articles

of Association

PROPOSAL #4.: Approve the reports of the Board                   ISSUER             NO              N/A                  N/A

Members, the Auditors and the Independent Auditor

PROPOSAL #5.: Approve to release of Board Members               ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Approve to release of the Auditors                ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Approve to determine the dividend                 ISSUER             NO              N/A                  N/A

distribution

PROPOSAL #8.: Approve to determine the number of                ISSUER             NO              N/A                  N/A

Board Members, wages and terms of office

PROPOSAL #9.: Approve to determine the number of the         ISSUER             NO              N/A                  N/A

Auditors, wages and terms of office

PROPOSAL #10.: Approve the Independent Audit Firm               ISSUER             NO              N/A                  N/A

PROPOSAL #11.: Approve to determine on issuing Bond          ISSUER             NO              N/A                  N/A

and/or commercial paper

PROPOSAL #12.: Approve to Permitting Board Members as        ISSUER             NO              N/A                  N/A

 per items 334 and 335 of TCC

PROPOSAL #13.: Approve to inform about Informination         ISSUER             NO              N/A                  N/A

Policy of the Company

PROPOSAL #14.: Approve the informing about code of            ISSUER             NO              N/A                  N/A

Ethics of the Company

PROPOSAL #15.: Approve the informing about donations         ISSUER             NO              N/A                  N/A

PROPOSAL #16.: Approve the informing about general            ISSUER             NO              N/A                  N/A

mutual investments of the Company

PROPOSAL #17.: Wishes                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOGAN SIRKETLER GRUBU HOLDINGS AS, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M2810S100

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Presidential Board                           ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Authorize the Chairmanship to sign the         ISSUER             NO              N/A                  N/A

minutes of the meeting

PROPOSAL #3.: Approve the profit distribution                     ISSUER             NO              N/A                  N/A

proposal and determining the profit distribution date

PROPOSAL #4.: Wishes                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOGAN SIRKETLER GRUBU HOLDINGS AS, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M2810S100

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of the Presidency Board                      ISSUER             NO              N/A                  N/A

PROPOSAL #2: Authorize the Presidency Board to sign          ISSUER             NO              N/A                  N/A

the minutes of the meeting

PROPOSAL #3: Amend the Article 4. of Article of                 ISSUER             NO              N/A                  N/A

Association of the Company

PROPOSAL #4: Approve the reports prepared by the                ISSUER             NO              N/A                  N/A

Board, Auditors and the Independent Audit firm, the

balance sheet and profit loss statement

PROPOSAL #5: Approve the release of the Board members        ISSUER             NO              N/A                  N/A

PROPOSAL #6: Approve the release of the Auditors                ISSUER             NO              N/A                  N/A

PROPOSAL #7: Approve the decision on Boards proposal         ISSUER             NO              N/A                  N/A

regarding profit distribution

PROPOSAL #8: Election of the Board and approve to              ISSUER             NO              N/A                  N/A

determine their numbers, term of office and wages

PROPOSAL #9: Election of the Auditors and approve to         ISSUER             NO              N/A                  N/A

determine their numbers, term of office and wages

PROPOSAL #10: Approve the decision on Independent              ISSUER             NO              N/A                  N/A

Audit Firm

PROPOSAL #11: Authorize the Board to issue bond                  ISSUER             NO              N/A                  N/A

PROPOSAL #12: Authorize the Board to act in                        ISSUER             NO              N/A                  N/A

accordance with the Article 334 and 335 of the

Turkish Commercial Code

PROPOSAL #13: Approve to inform shareholders about            ISSUER             NO              N/A                  N/A

donations, given collateral, dividend distribution

policy and other issues has to be informed to

shareholders

PROPOSAL #14: Wishes                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONG KUK STEEL MILL CO LTD

  TICKER:                  N/A                 CUSIP:   Y20954106

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of Kim, Young-Chul as the              ISSUER            YES             FOR                  FOR

Inside Director

PROPOSAL #3.2: Election of Jang, Se-Wook as the                 ISSUER            YES             FOR                  FOR

Inside Director

PROPOSAL #3.3: Election of Nam, Yoon-Young as the              ISSUER            YES             FOR                  FOR

Inside Director

PROPOSAL #3.4: Election of Park, Ja-Hong as the                 ISSUER            YES         AGAINST           AGAINST

Inside Director

PROPOSAL #3.5: Election of Park, Kyu-Hong as the                ISSUER            YES             FOR                  FOR

Outside Director

PROPOSAL #3.6: Election of Kim, Duk-Bae as the                   ISSUER            YES             FOR                  FOR

Outside Director

PROPOSAL #4.1: Election of Park, Kyu-Hong as the                ISSUER            YES             FOR                  FOR

Audit Committee Member

PROPOSAL #4.2: Election of Kim, Duk-Bae as the Audit         ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #5: Approve the remuneration for the                     ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONGBU INSURANCE CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y2096K109

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Messrs. Hee Ju Hwang                     ISSUER            YES             FOR                  FOR

(External) Keun Young Lee, Seon Jeong Kim as the

Directors

PROPOSAL #4: Election of Messrs. Keun Young Lee, Seon        ISSUER            YES             FOR                  FOR

 Jeong Kim as the Audit Committee Member

PROPOSAL #5: Election of Hee Ju Hwang as an Audit              ISSUER            YES         AGAINST           AGAINST

Committee Member who is not an outside Director

PROPOSAL #6: Approve the remuneration limit of                   ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONGFANG ELECTRIC CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Y20958107

  MEETING DATE:      12/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to the relevant                 ISSUER            YES             FOR                  FOR

undertaking made by Dongfang Electric Corporation

(hereafter as DEC) during the listing of entire

assets of principal operations, the long-term

development strategy of the Company and its need to

reduce the number of connected transactions and

minimize peer competitions, to contribute a capital

of RMB 155,787,400 to acquire 27.3% equity interest

held by DEC in Dongfang (Guangzhou) Heavy Machinery

Co., Ltd (hereafter as DFHM), upon competition of the

 Acquisition, the Company will own a 27.3% equity

interest in DFHM directly and a 30% equity interest

through Dongfang Boiler (Group) Co., Ltd., a

subsidiary of the Company, the total shareholding in

DFHM will be 57.3%. DFHM will be consolidated into

the consolidated statements of the Company

PROPOSAL #2.: Appoint ShineWing Certified Public                ISSUER            YES             FOR                  FOR

Accountants and SHINEWING [HK] CPA Limited as the

domestic and overseas Auditors of the Company

respectively for the year 2009, and authorize the

Board of Directors to determine their remunerations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONGFANG ELECTRIC CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Y20958107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 report of the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2: Approve the 2009 report of the                        ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Approve the proposal for the                            ISSUER            YES             FOR                  FOR

distribution of profits after tax for the year 2009,

including the proposal for the declaration and

payment of final dividends for the YE 31 DEC 2009

PROPOSAL #4: Approve the 2009 Audited Financial                 ISSUER            YES             FOR                  FOR

Report of the Company

PROPOSAL #5: Approve the re-appointment of Shinewing         ISSUER            YES             FOR                  FOR

Certified Public Accountants and Shinewing  HK  CPA

Limited as PRC and international auditors of the

Company for the year 2010 and to authorize the Board

to determine their respective remuneration

PROPOSAL #6: Approve the appointment of Mr. Peng                ISSUER            YES             FOR                  FOR

Shaobing as an Independent Non-Executive Director for

 a term commencing from 18 JUN 2010 until 27 JUN 2012

 and to authorize the Board to determine his

remuneration in accordance with the remuneration plan

 for the Members of the sixth session of the Board

and the Supervisory Committee previously approved by

the Shareholders at the annual general meeting of the

 Company held on 25 JUN 2009

PROPOSAL #S.1.a: Approve the Bonus Issue subject to          ISSUER            YES             FOR                  FOR

and conditional upon the Company obtaining the

approvals from the relevant PRC authorities and the

Listing Committee of The Stock Exchange Hong Kong

Limited granting the listing of, and permission to

deal in, new H Shares

PROPOSAL #S.1.b: Approve the increase in the                       ISSUER            YES             FOR                  FOR

registered share capital of the Company from CNY

1,001,930,000 to CNY 2,003,860,000 upon completion of

 the Bonus Issue

PROPOSAL #S.1.c: Authorize any one Director of the            ISSUER            YES             FOR                  FOR

Company to take any action and Execute any documents

as he thinks necessary or fit to effect and implement

 the Bonus Issue

PROPOSAL #S.1.d: Amend the Articles of Association of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #S.2: Approve to grant the general mandate          ISSUER            YES             FOR                  FOR

to the Directors to allot new shares of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONGFANG ELECTRIC CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Y20958107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Bonus Issue subject to and        ISSUER            YES             FOR                  FOR

 conditional upon the Company obtaining the approvals

 from the relevant PRC authorities and the Listing

Committee of The Stock Exchange Hong Kong Limited

granting the listing of, and permission to deal in,

new H Shares

PROPOSAL #S.2: Approve the increase in the registered        ISSUER            YES             FOR                  FOR

 share capital of the Company from RMB 1,001,930,000

to RMB 2,003,860,000 upon completion of the Bonus

PROPOSAL #S.3: Authorize any one Director of the                ISSUER            YES             FOR                  FOR

Company to take any action and execute any documents

as he thinks necessary or fit to effect and implement

 the Bonus Issue

PROPOSAL #S.4: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONGFENG MTR GROUP CO LTD

  TICKER:                  N/A                 CUSIP:   Y21042109

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors  the Board'  of the Company for the YE 31

DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the report of the International         ISSUER            YES             FOR                  FOR

Auditors and audited financial statements of the

Company for the YE 31 DEC 2009

PROPOSAL #4: Approve the profit distribution plan of         ISSUER            YES             FOR                  FOR

the Company for the YE 31 DEC 2009 and authorize to

the Board to deal with all issues relating to the

distribution of the final dividend for the year 2009

PROPOSAL #5: Authorize the Board to deal with all              ISSUER            YES             FOR                  FOR

issues in relation to the Company's distribution of

interim dividend for the year 2010 in its absolute

discretion  including, but not limited to,

determining whether to distribute interim dividend

for the year 2010

PROPOSAL #6: Re-appointment of Ernst & Young as the          ISSUER            YES             FOR                  FOR

International Auditors of the Company, and Ernst &

Young Hua Ming as the PRC Auditors of the Company for

 the year 2010 to hold office until the conclusion of

 the next AGM, and authorize the Board to fix their

remuneration

PROPOSAL #7: Authorize the Board to fix the                        ISSUER            YES             FOR                  FOR

remuneration of the Directors and the Supervisors of

the Company for the year 2010

PROPOSAL #S.8: Authorize the Board to issue, allot            ISSUER            YES             FOR                  FOR

and deal with additional shares in the Company not

exceeding 20% of each of the existing Domestic Shares

 and H Shares in issue

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOOSAN CORPORATION

  TICKER:                  N/A                 CUSIP:   Y2100N107

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Election of Yongman Park, James B.              ISSUER            YES             FOR                  FOR

Bemowski as Inside Directors

PROPOSAL #3.2: Election of Hyun Yoo, Daesik Oh as              ISSUER            YES             FOR                  FOR

Outside Director

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #5: Approve the endowment of Stock Purchase         ISSUER            YES             FOR                  FOR

Plan

PROPOSAL #6: Approve the Stock Purchase Plan                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION CO LTD, C

  TICKER:                  N/A                 CUSIP:   Y2102C109

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Yongsung Park, Yongman Park         ISSUER            YES             FOR                  FOR

External: Jongyoul Lee, Gyungyung Yoon and Sangyoul

Kim as the Directors

PROPOSAL #4: Election of Jongyoul Lee and Gyunyung            ISSUER            YES             FOR                  FOR

Yoon as the Audit Committee Members

PROPOSAL #5: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve to grant of Stock Option                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOOSAN INFRACORE CO LTD, INCHON

  TICKER:                  N/A                 CUSIP:   Y2102E105

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement: balance        ISSUER            YES             FOR                  FOR

 sheet, income statement, the proposed disposition of

 accumulated deficit

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Kim Kilwon as an External            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #4: Election of Kim Kilwon, Kim Jongsuk as          ISSUER            YES             FOR                  FOR

the Auditor

PROPOSAL #5: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #6: Approve the endowment of stock purchase         ISSUER            YES             FOR                  FOR

option

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOUJA PROMOTION GROUPE ADDOHA MAROC, CASABLANCA

  TICKER:                  N/A                 CUSIP:   V3077W107

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the validation of the Company's        ISSUER             NO              N/A                  N/A

 financials as of 31 DEC 2009 reflecting a profit of

MAD 790,831,409.66

PROPOSAL #2.: Approve the profit's allocation payment        ISSUER             NO              N/A                  N/A

 of a dividend of MAD 1.50 per share starting 15 SEP

2010

PROPOSAL #3.: Grant discharge to the Board of                     ISSUER             NO              N/A                  N/A

Directors and External Auditors for their mandate

with regards to the year 2009

PROPOSAL #4.: Approve the special report of External         ISSUER             NO              N/A                  N/A

Auditors and validation of the regulated conventions

with regards to Article 56 of Law 17-95 Governing

Joint Stock Companies

PROPOSAL #5.: Approve to fix the Directors' fee at a         ISSUER             NO              N/A                  N/A

global amount of MAD 1,200,000.00 for the year 2010

PROPOSAL #6.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

launch a bond issuance for a maximum amount of MAD

2,000,000,000

PROPOSAL #7.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

execute the bond issuance and define the modalities

PROPOSAL #8.: Grant full power to the holder of a              ISSUER             NO              N/A                  N/A

copy or a certified true copy of the general

meeting's minute in order to perform the formalities

set by the Law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOUJA PROMOTION GROUPE ADDOHA MAROC, CASABLANCA

  TICKER:                  N/A                 CUSIP:   V3077W107

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve that the EGM decides to                     ISSUER             NO              N/A                  N/A

increase the capital's amount for a maximum amount of

 MAD 3.000.000.000 and authorize the Board of

Directors to process this capital increase on one or

many times; Powers to the Board of Directors to

execute the capital increase, define the modalities

and modify the by-laws to the effect of fixing the

PROPOSAL #2.: Approve that the EGM gives full power          ISSUER             NO              N/A                  N/A

to the holder of a copy or a certified true copy of

the general meeting's minute in order to perform the

formalities set by the Law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DR REDDY'S LABORATORIES LTD

  TICKER:                  N/A                 CUSIP:   Y21089159

  MEETING DATE:      7/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009 and the profit & loss account of the

Company for the YE on that date along with the

reports of the Directors' and the Auditors' thereon

PROPOSAL #2.: Declare a dividend on the equity shares        ISSUER            YES             FOR                  FOR

 for the FY 2008-09

PROPOSAL #3.: Re-appoint Dr. Omkar Goswami as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Ravi Bhoothalingam as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint BSR&Company as the Statutory        ISSUER            YES             FOR                  FOR

 Auditors and approve to fix their remuneration

PROPOSAL #6.: Appoint, pursuant to the provision of          ISSUER            YES             FOR                  FOR

Section 260 of the Companies Act, 1956 and Article

103 of the Articles of Association of the Company,

Dr. Bruce L.A. Carter as an Additional Director at

the meeting of the Board of Directors of the Company

and who holds office up to the date of ensuing AGM of

 the Company and in respect of whom the Company has

received a notice from a Member under Section 257 of

the Companies Act, 1956, proposing his candidature,

be and is hereby appointed as a Director of the

Company, liable to retire by rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DR REDDYS LABS LTD

  TICKER:                  N/A                 CUSIP:   Y21089159

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, with or without modification,          ISSUER            YES             FOR                  FOR

the Scheme of arrangement proposed to be made between

 the applicant Company and its Members for the issue

of unsecured, redeemable, non-convertible, fully paid

 up bonus debentures of the applicant Company from

its general reserve to its Members

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DR. REDDY'S LABORATORIES LIMITED

  TICKER:                  RDY                 CUSIP:   256135203

  MEETING DATE:      7/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1: TO RECEIVE, CONSIDER AND ADOPT THE                ISSUER            YES             FOR                  FOR

BALANCE SHEET AS AT MARCH 31, 2009 AND THE PROFIT &

LOSS ACCOUNT OF THE COMPANY FOR THE YEAR ENDED ON

THAT DATE ALONG WITH THE REPORTS OF THE DIRECTORS'

AND AUDITORS' THEREON.

PROPOSAL #O2: TO DECLARE DIVIDEND ON THE EQUITY                 ISSUER            YES             FOR                  FOR

SHARES FOR THE FINANCIAL YEAR 2008-09.

PROPOSAL #O3: TO APPOINT A DIRECTOR IN PLACE OF DR.          ISSUER            YES             FOR                  FOR

OMKAR GOSWAMI, WHO RETIRES BY ROTATION, AND BEING

ELIGIBLE, SEEKS RE-APPOINTMENT.

PROPOSAL #O4: TO APPOINT A DIRECTOR IN PLACE OF MR.          ISSUER            YES             FOR                  FOR

RAVI BHOOTHALINGAM, WHO RETIRES BY ROTATION, AND

BEING ELIGIBLE, SEEKS RE-APPOINTMENT.

PROPOSAL #O5: TO APPOINT THE STATUTORY AUDITORS AND          ISSUER            YES             FOR                  FOR

FIX THEIR REMUNERATION. THE RETIRING AUDITORS B'S R &

 CO. CHARTERED ACCOUNTANTS ARE ELIGIBLE FOR RE-

APPOINTMENT.

PROPOSAL #S6: TO APPOINT DR. BRUCE  L.A. CARTER AS            ISSUER            YES             FOR                  FOR

DIRECTOR OF THE COMPANY.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DR. REDDY'S LABORATORIES LIMITED

  TICKER:                  RDY                 CUSIP:   256135203

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE SCHEME OF ARRANGEMENT          ISSUER            YES             FOR                  FOR

BETWEEN DR. REDDY'S LABORATORIES LIMITED AND ITS

MEMBERS FOR ISSUANCE OF UNSECURED, REDEEMABLE, NON-

CONVERTIBLE, FULLY PAID-UP BONUS DEBENTURES OF RS.

5/- EACH IN THE RATIO OF 6 DEBENTURES FOR EVERY 1

EQUITY SHARE HELD, BY RESTRUCTURING THE GENERAL

RESERVE OF THE COMPANY PURSUANT TO SECTIONS 391 TO

394 AND OTHER RELEVANT PROVISIONS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DURATEX SA

  TICKER:                  N/A                 CUSIP:   P3593G146

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve to take knowledge of the                     ISSUER            YES             FOR                  FOR

Directors accounts, to examine, discuss and approve

the company's consolidated financial statements for

the FYE 31 DEC 2009

PROPOSAL #B: Approve the proposal to allocate the net        ISSUER            YES             FOR                  FOR

 profits from the 2009 FY, ratification that

distribution anticipated of the interest on capital,

by authorization of the Board of Directors

PROPOSAL #C: Approve to fix the number of principal          ISSUER            YES             FOR                  FOR

and substitute members and elect the members of the

Board of Directors

PROPOSAL #D: Approve to set the Director's                          ISSUER            YES         AGAINST           AGAINST

remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DURATEX SA

  TICKER:                  N/A                 CUSIP:   P3593G146

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Elect Fabio Schvartsman as a Member of          ISSUER            YES             FOR                  FOR

the Board of Directors, in accordance with the terms

 of Article 150 of law number 6404.76, with a term in

 office until the AGM of  shareholders that will be

held in 2011

PROPOSAL #B.1: Approve the merger, by the Company, of        ISSUER            YES             FOR                  FOR

 the wholly owned subsidiaries Ceramica Monte Carlo

S.A., from here onwards CMC, and Deca Industria e

Comercio De Materiais Sanita Rios Ltda., from here

onwards DECA; the protocols and justifications of the

 mergers, from here onwards the protocols, of CMC and

 of DECA

PROPOSAL #B.2: Approve the merger, by the Company, of        ISSUER            YES             FOR                  FOR

 the wholly owned subsidiaries Ceramica Monte Carlo

S.A., from here onwards CMC, and Deca Industria E

Comercio De Materiais Sani Tarios Ltda., from here

onwards Deca through; ratification of the appointment

 of the specialized Company Moore Stephens Lima

Lucchesi Auditores Independentes, from here onwards

Moore Stephens, with its head office in Sao Paulo,

Sao Paulo, at Ruala Place No. 96, tenth floor, with

corporate taxpayer id number 60. 525.706.0001.07,

registered with the Sao Paulo state regional

accounting council under number 2sp015045.o.0, to

proceed with the valuation of the shareholders equity

 of CMC and of DECA to be merged into the Company

PROPOSAL #B.3: Approve the merger, by the Company, of        ISSUER            YES             FOR                  FOR

 the wholly owned subsidiaries Ceramica Monte Carlo

S.A., from here onwards CMC, and Deca Industria E

Comercio De Materiais Sanitarios Ltda., from here

onwards DECA through; the valuation reports of the

shareholders equity of CMC and of DECA prepared by

Moore Stephens, on the basis of their respective

balance sheets prepared on 30 APR 2010

PROPOSAL #B.4: Approve the merger, by the Company, of        ISSUER            YES             FOR                  FOR

 the wholly owned subsidiaries Ceramica Monte Carlo

S.A., from here onwards CMC, and DECA Industria E

Comercio De Materiais Sanitarios Ltda., from here

onwards DECA through; the mergers, without a capital

increase and without the issuance of new shares, of

CMC and DECA into the Company, in accordance with the

 terms o f the respective protocols

PROPOSAL #B.5: Approve the merger, by the Company, of        ISSUER            YES             FOR                  FOR

 the wholly owned subsidiaries Ceramica Monte Carlo

S.A., from here onwards CMC, and Deca Industria E

Comercio De Materiais Sanitarios Ltda., from here

onwards DECA through the authorization for the

Management of the Company represented in accordance

with its Corporate Bylaws, to do all the acts and

sign all the documents necessary for the

implementation and formalization of the merger

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  E SUN FINL HLDG CO LTD

  TICKER:                  N/A                 CUSIP:   Y23469102

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #A.4: The issuance status of corporate bonds        ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.6: The publication of local regulations           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend:40

for 1,000 shares held

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

trading derivatives

PROPOSAL #B.5: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ECOPETROL S A

  TICKER:                  N/A                 CUSIP:   P37344101

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: A moment of silence                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the verification of the quorum           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the instatement of the general          ISSUER            YES             FOR                  FOR

meeting by the Chairperson of the Board of Directors

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the designation of the                        ISSUER            YES             FOR                  FOR

Chairperson of the general meeting

PROPOSAL #6: Approve the designation of the election         ISSUER            YES             FOR                  FOR

Committee and Returning Officers

PROPOSAL #7: Approve the designation of the Committee        ISSUER            YES             FOR                  FOR

 to review and approve the minutes

PROPOSAL #8: Approve the annual report from the Board        ISSUER            YES             FOR                  FOR

 of Directors concerning its functioning, evaluation

of the Chairperson and development and compliance

with the good corporate Governance code

PROPOSAL #9: Approve the presentation of the reports         ISSUER            YES             FOR                  FOR

from the Board of Directors and the President of

Ecopetrol S.A., for the year 2009

PROPOSAL #10: Received the report from the                          ISSUER            YES             FOR                  FOR

representative of the minority shareholders

PROPOSAL #11: Approve the financial statements of              ISSUER            YES             FOR                  FOR

Ecopetrol S.A. and consolidated financial statements

to 31 DEC 2009

PROPOSAL #12: Approve the opinion of the External              ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #13: Approve the reports from the                          ISSUER            YES             FOR                  FOR

Management, the opinion of the External Auditor and

the financial statements

PROPOSAL #14: Approve the plan for the distribution          ISSUER            YES             FOR                  FOR

of profits

PROPOSAL #15: Elect the External Auditor and approve         ISSUER            YES             FOR                  FOR

the setting of fees

PROPOSAL #16: Elect the Members of the Board of                 ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #17: Grant authority for the public issuance        ISSUER            YES         AGAINST           AGAINST

 of bonds that are not convertible into shares

PROPOSAL #18: Proposals and various other matters               ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EDP - ENERGIAS DO BRASIL SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P3769R108

  MEETING DATE:      4/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve to take the accounts of the              ISSUER            YES             FOR                  FOR

Directors, the financial statements, of the proposal

distribution of the fiscal years net profits and the

Board of the Director annual report relating to FYE

31 DEC 2009

PROPOSAL #II.: Approve the capital budget                             ISSUER            YES             FOR                  FOR

PROPOSAL #III.: Approve to decide the distribution of        ISSUER            YES             FOR                  FOR

 the profits from the FY and distribute dividends

PROPOSAL #IV.: Election of Antonio Luis Guerra Nunes         ISSUER            YES         AGAINST           AGAINST

Mexia, Antonio Manuel Barreto Pita de Abreu, Nuno

Maria Pestana de Almeida Alves, Ana Maria Machado

Fernandes, Francisco Roberto Andr  Gr s, Pedro

Sampaio Malan, Francisco Carlos Coutinho Pitella,

Modesto Souza Barros Carvalhosa as the Members of the

 Board of Directors and approve to set the number of

the Members of the Board of Directors and their

PROPOSAL #V.: Approve to deicide on the newspapers in        ISSUER            YES             FOR                  FOR

 which Company notices will be published

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EFG-HERMES HLDG S A E

  TICKER:                  N/A                 CUSIP:   M3047P109

  MEETING DATE:      4/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to move the Head Office of the          ISSUER             NO              N/A                  N/A

Company to smart village and amend the decree 4 from

the basic regulations

PROPOSAL #2: Amend the decree 19 which will increase         ISSUER             NO              N/A                  N/A

the maximum number of Board of Directors Members from

 11 Member to 13 Member including to experienced

PROPOSAL #3: Approve the future assembly meetings are        ISSUER             NO              N/A                  N/A

 to be held within 6 OCT or Giza area and amend

decree Number 37

PROPOSAL #4: Approve the suggestion of amending                 ISSUER             NO              N/A                  N/A

decree number 55 regarding the right to distribute

profits during the FY after the approval of the

general meeting will be to experienced Members

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EFG-HERMES HLDG S A E

  TICKER:                  N/A                 CUSIP:   M3047P109

  MEETING DATE:      4/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Ratify the Board of Directors' report            ISSUER             NO              N/A                  N/A

for the FYE 31 DEC 2009

PROPOSAL #2: Ratify the Auditor's [KPMG - Hazem                 ISSUER             NO              N/A                  N/A

Hassan] report on the financial statements for the

FYE 31 DEC 2009

PROPOSAL #3: Ratify the financial statements for the         ISSUER             NO              N/A                  N/A

FYE 31 DEC 2009

PROPOSAL #4: Approve the appropriations account for          ISSUER             NO              N/A                  N/A

the FYE 31 DEC 2009

PROPOSAL #5: Approve the release of the Board of                ISSUER             NO              N/A                  N/A

Directors' from liability for Management for the FYE

31 DEC 2009

PROPOSAL #6: Approve the Board of Directors'                       ISSUER             NO              N/A                  N/A

remuneration and allowances for the FY 2010

PROPOSAL #7: Approve the re-appointment of the                   ISSUER             NO              N/A                  N/A

Auditors [KPMG - Hazem Hassan] for the FY 2010 and

determining their fees

PROPOSAL #8: Approve the donations made in 2009 and          ISSUER             NO              N/A                  N/A

authorization to the Board of Directors to make

donations in excess of EGP 1,000 during the FY 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EGYPTIAN FINANCIAL GROUP-HERMES HOLDING COMPANY

  TICKER:                  N/A                 CUSIP:   M3047P109

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Board of Director's report          ISSUER             NO              N/A                  N/A

in regards to the Company's activity during the first

 quarter of the current fiscal YE 31 MAR 2010

PROPOSAL #2: Approve the financial Auditors report            ISSUER             NO              N/A                  N/A

for the first quarter of the fiscal YE 31 MAR 2010

PROPOSAL #3: Approve the Company's financial                       ISSUER             NO              N/A                  N/A

statements for the first quarter of the fiscal YE 31

MAR 2010

PROPOSAL #4: Approve the suggested profit                            ISSUER             NO              N/A                  N/A

distribution for the first quarter of the fiscal YE

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELBIT SYSTEMS LTD, HAIFA

  TICKER:                  N/A                 CUSIP:   M3760D101

  MEETING DATE:      8/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Moshe Arad as a Director of         ISSUER            YES             FOR                  FOR

the Company until the close of next shareholders' AGM

PROPOSAL #1.2: Elect Mr. Avraham Asheri as a Director        ISSUER            YES             FOR                  FOR

 of the Company until the close of next shareholders'

 AGM

PROPOSAL #1.3: Elect Ms. Rina Baum as a Director of          ISSUER            YES             FOR                  FOR

the Company until the close of next shareholders' AGM

PROPOSAL #1.4: Elect Mr. David Federmann as a                     ISSUER            YES             FOR                  FOR

Director of the Company until the close of next

shareholders' AGM

PROPOSAL #1.5: Elect Mr. Michael Federmann as a                 ISSUER            YES             FOR                  FOR

Director of the Company until the close of next

shareholders' AGM

PROPOSAL #1.6: Elect Mr. Yigal Ne'eman as a Director         ISSUER            YES             FOR                  FOR

of the Company until the close of next shareholders'

AGM

PROPOSAL #1.7: Elect Mr. Dov Ninveh as a Director of         ISSUER            YES             FOR                  FOR

the Company until the close of next shareholders' AGM

PROPOSAL #2.: Elect Mrs. Yael Efron as an External            ISSUER            YES             FOR                  FOR

Director of the Company for a 3 year term commencing

on the close of this shareholders' AGM and ending on

10 AUG 2012

PROPOSAL #3.: Approve the New Framework Resolution            ISSUER            YES             FOR                  FOR

under the terms as specified in this Proxy Statement,

 regarding the Directors and officers liability

insurance coverage for current and future Directors

and officers of the Company as may be from time to

time, including for the Directors who may be

considered as direct or indirect controlling

shareholders of the Company

PROPOSAL #4.: Approve and ratify the grant by the              ISSUER            YES             FOR                  FOR

Company of the indemnification letter to Mr. David

Federmann with effect as of 13 MAR 2007

PROPOSAL #5.: Appoint, that the Company's Independent        ISSUER            YES             FOR                  FOR

 Auditor, Kost, Forer, Gabbay & Kasierer, a Member of

 Ernst & Young Global, as an Independent Auditor of

the Company for the FY 2009 and until the close of

the next Shareholders' AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELBIT SYSTEMS LTD, HAIFA

  TICKER:                  N/A                 CUSIP:   M3760D101

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appointment of Dr. Yehoshua Gleitman as         ISSUER            YES         ABSTAIN           AGAINST

an External Director for a statutory

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELETROBRAS: C.E.B. S.A.

  TICKER:                  EBR                 CUSIP:   15234Q207

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E1: CONFIRMATION OF THE ELECTION OF TWO              ISSUER            YES             FOR                  FOR

MEMBERS OF THE BOARD OF DIRECTORS, ACCORDING TO THE

TERMS OF ARTICLE 28 OF THE COMPANY'S BY-LAWS, AS WELL

 AS ARTICLE 150 OF LAW 6404/76.

PROPOSAL #O1: ADMINISTRATION REPORT, FINANCIAL                   ISSUER            YES             FOR                  FOR

STATEMENTS AND FISCAL COUNCIL OPINION, CONCERNING

DECEMBER 31, 2009 RESULTS.

PROPOSAL #O2: DESTINATION OF NET PROFIT OF THE YEAR          ISSUER            YES             FOR                  FOR

AND DISTRIBUTION OF SHAREHOLDER REMUNERATION.

PROPOSAL #O3: ELECTION OF BOARD OF DIRECTORS,                     ISSUER            YES         AGAINST           AGAINST

INCLUDING THE CHAIRMAN.

PROPOSAL #O4: ELECTION OF FISCAL COUNCIL MEMBERS AND         ISSUER            YES         AGAINST           AGAINST

THEIR RESPECTIVE SUBSTITUTES.

PROPOSAL #O5: REMUNERATION OF BOARD OF DIRECTORS,              ISSUER            YES         AGAINST           AGAINST

FISCAL COUNCIL AND EXECUTIVE BOARD OF DIRECTORS.

PROPOSAL #O6: MEDIA IN WHICH THE FINANCIAL STATEMENTS        ISSUER            YES             FOR                  FOR

 OF THE COMPANY REGARDING THE FISCAL YEAR ENDING 2010

 WILL BE PUBLISHED.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELETROPAULO METROPOLITANA -  ELETRICIDADE DE SAU P

  TICKER:                  N/A                 CUSIP:   P36476151

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive the administrators accounts,         ISSUER             NO              N/A                  N/A

the administrations report, the financial statements

and the accounting statements regarding the FYE on 31

 DEC 2009

PROPOSAL #2: Destination of the YE results of 2009             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Re-elect the members of the Board of              ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Re-elect the members of the finance                ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #5: To set the global remuneration of the            ISSUER             NO              N/A                  N/A

Company Directors and the finance committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELSWEDY CABLES

  TICKER:                  N/A                 CUSIP:   M398AL106

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Board of Directors report of        ISSUER             NO              N/A                  N/A

 the Company activity during FYE 31 DEC 2009

PROPOSAL #2: Receive the Auditor report of the                   ISSUER             NO              N/A                  N/A

financial statements for FYE 31 DEC 2009

PROPOSAL #3: Approve the compensation contracts done         ISSUER             NO              N/A                  N/A

during FYE 31 DEC 2009 and delegating the Board to

make compensation contracts with shareholders and

Board of Directors

PROPOSAL #4: Approve the financial statements for the        ISSUER             NO              N/A                  N/A

 Company for the FYE 31 DEC 2009

PROPOSAL #5: Approve the profit distribution list for        ISSUER             NO              N/A                  N/A

 the FYE 31 DEC 2009

PROPOSAL #6: Adopt the restructure of the Board of            ISSUER             NO              N/A                  N/A

the Company during the previous period

PROPOSAL #7: Approve the Board and evacuating their          ISSUER             NO              N/A                  N/A

responsibility during FYE 31 DEC 2009

PROPOSAL #8: Approve to determine the attendance and         ISSUER             NO              N/A                  N/A

transportation allowances for the Chairman and

members of the Board of Directors for 2010

PROPOSAL #9: Appointment of Auditor for FYE 31 DEC            ISSUER             NO              N/A                  N/A

2010 and determining his fees

PROPOSAL #10: Approve to delegate the Board to give          ISSUER             NO              N/A                  N/A

donations during 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELSWEDY CABLES

  TICKER:                  N/A                 CUSIP:   M398AL106

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to increase the Company's                   ISSUER             NO              N/A                  N/A

licensed capital with an amount of EGP 3,500,000,000

to become EGP 5,000,000,000

PROPOSAL #2: Approve to increase the issued capital          ISSUER             NO              N/A                  N/A

BU issuing free shares by issuing 39,660,000 shares

with an amount of EGP 396,600,000

PROPOSAL #3: Approve to modify Articles No 2, 6 and 7        ISSUER             NO              N/A                  N/A

 from the Company main policy

PROPOSAL #4: Approve to modify the Company name                  ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMBRAER-EMPRESA BRASILEIRA

  TICKER:                  ERJ                 CUSIP:   29081M102

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1: RECEIVE THE ACCOUNTS SUBMITTED BY                 ISSUER            YES             FOR                  FOR

COMPANY MANAGEMENT, EXAMINE, DISCUSS AND VOTE THE

FINANCIAL STATEMENTS.

PROPOSAL #O2: DESTINATION OF THE NET PROFIT ACHIEVED         ISSUER            YES             FOR                  FOR

IN THE FISCAL YEAR CLOSED ON DECEMBER 31, 2009 AND

DISTRIBUTION OF DIVIDENDS

PROPOSAL #O3: RATIFY THE APPOINTMENT OF FEDERAL                 ISSUER            YES             FOR                  FOR

ADMINISTRATION REPRESENTATIVE IN COMPANY BOARD OF

DIRECTORS.

PROPOSAL #O4: ELECTION OF THE MEMBERS OF THE AUDIT            ISSUER            YES             FOR                  FOR

COMMITTEE FOR THE 2010/2011 PERIOD AND APPOINTMENT OF

 BOARD CHAIRMAN, VICE-CHAIRMAN AND EXPERT BOARD MEMBER

PROPOSAL #O5: SETTING THE GLOBAL ANNUAL AMOUNT OF THE        ISSUER            YES         AGAINST           AGAINST

 COMPENSATION TO BE DISTRIBUTED TO COMPANY MANAGERS

AND MEMBERS OF BOARD OF DIRECTORS COMMITTEES

PROPOSAL #O6: SETTING THE COMPENSATION TO BE                       ISSUER            YES             FOR                  FOR

DISTRIBUTED TO THE MEMBERS OF THE AUDIT COMMITTEE

PROPOSAL #E1: APPROVAL OF A COMPANY STOCK PURCHASE            ISSUER            YES             FOR                  FOR

OPTION GRANTING PROGRAM

PROPOSAL #E2: AMENDMENT OF THE FOLLOWING PROVISIONS          ISSUER            YES             FOR                  FOR

OF COMPANY BY-LAWS: ARTICLE 7, 18, 33, 34 40, 41, 63,

 64 AND 65.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMBRAER-EMPRESA BRASILEIRA DE  AERONAUTICA S A

  TICKER:                  N/A                 CUSIP:   P3700H201

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the creation of a program to              ISSUER            YES             FOR                  FOR

grant Company stock options

PROPOSAL #2: Amend the following provisions of the            ISSUER            YES             FOR                  FOR

Company Bylaws: Article 7, which deals with the share

 capital and shares, Article 18, Line IV, which deals

 with the authority of the general meeting, Article

33, Lines XVI, XVIII and XXI, which deal with the

authority of the Board of Directors, Article 34 and

its Paragraph 2, which deal with the Committees of

the Board of Directors, Article 40, Paragraph 2, Line

 2 VI and Paragraph 4, Line 1, which deal with the

representation of the Company, Article 41 and its

Paragraph 2, which deal with the Finance Committee,

and the exclusion of Articles 63, 64 and 65, which

deal with transitory provisions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMBRAER-EMPRESA BRASILEIRA DE  AERONAUTICA S A

  TICKER:                  N/A                 CUSIP:   P3700H201

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Directors accounts, to                ISSUER            YES             FOR                  FOR

examine and discuss the Company's consolidated

financial statements for the FYE 31 DEC 2009

PROPOSAL #2.: Approve the destination of the YE                 ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #3.: Ratify the appointment of the                        ISSUER            YES             FOR                  FOR

representative from the Federal Government on the

Board of Directors, in accordance with the terms of

paragraph 1 of Article 27 and Line ii of Article 29

of the Corporate Bylaws

PROPOSAL #4.: Election of the Members of the Finance         ISSUER            YES             FOR                  FOR

Committee for the 2010-2011 period and the

designation of the Chairperson, Vice Chairperson and

Specialist Members of the Finance Committee:

Principle Members: Adolpho Gon alves Nogueira, Ivan

Mendes do Carmo, Taiki Hirashima, Eduardo Coutinho

Guerra, Alberto Carlos Monteiro dos Anjos; Substitute

 Members: Maria de Jesus Tapia Rodriguez Migliorin,

Tarcisio Luiz Silva Fontenele, Clemir Carlos Magro,

Leandro Giacomazzo, Carlos Alexandre Miyahira

PROPOSAL #5.: Approve to fix the global annual amount        ISSUER            YES         AGAINST           AGAINST

 for the remuneration of the administrators of the

Company and of the members of the Committees of the

Board of Directors

PROPOSAL #6.: Approve to set the remuneration of the         ISSUER            YES             FOR                  FOR

members of the Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPRESA NACIONAL DE ELECTRICIDAD S.A.

  TICKER:                  EOC                 CUSIP:   29244T101

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1: APPROVAL OF THE ANNUAL REPORT,                       ISSUER            YES             FOR                  FOR

FINANCIAL STATEMENTS AND REPORT OF THE EXTERNAL

AUDITORS AND INSPECTORS OF ACCOUNTS FOR THE YEAR

ENDED DECEMBER 31, 2009.

PROPOSAL #O3: APPROVAL OF THE DISTRIBUTION OF PROFITS        ISSUER            YES             FOR                  FOR

 AND DIVIDENDS.

PROPOSAL #O5: APPROVAL OF THE INVESTMENT AND                       ISSUER            YES             FOR                  FOR

FINANCING POLICY PROPOSED BY THE BOARD OF DIRECTORS.

PROPOSAL #O6: ELECTION OF THE BOARD OF DIRECTORS.               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #O7: SETTING THE COMPENSATION OF THE BOARD          ISSUER            YES             FOR                  FOR

OF DIRECTORS.

PROPOSAL #O8: SETTING THE COMPENSATION OF THE                     ISSUER            YES             FOR                  FOR

DIRECTORS' COMMITTEE AND THE APPROVAL OF THEIR BUDGET

 FOR YEAR 2010.

PROPOSAL #O10: APPOINTMENT OF AN EXTERNAL AUDITOR FOR        ISSUER            YES             FOR                  FOR

 2010 PERIOD, SUBJECT TO CHAPTER XXVIII OF THE

CHILEAN SECURITIES MARKET LAW.

PROPOSAL #O11: ELECTION OF TWO ACCOUNTS INSPECTORS            ISSUER            YES             FOR                  FOR

AND THEIR ALTERNATES, AND THE FIXING OF THEIR

PROPOSAL #E1: MODIFICATION OF THE COMPANY'S BYLAWS BY        ISSUER            YES             FOR                  FOR

 ADAPTING THE FOLLOWING ARTICLES OF THE BYLAWS TO THE

 NEW PROVISIONS OF THE CHILEAN COMPANIES ACT AND THE

CHILEAN SECURITIES MARKET LAW; AND TO THE PROVISIONS

OF THE CHILEAN COMPANIES ACT REGULATIONS: ARTICLES 6,

 14, 16, 17, 21, 22, 23, 24, 25, 26, 27, 28, 29, 33,

36, 38, 43 AND 44.

PROPOSAL #E2: APPROVAL OF THE RESTATED TEXT OF THE            ISSUER            YES             FOR                  FOR

COMPANY'S BYLAWS.

PROPOSAL #E3: AUTHORIZATION FOR THE CONSTITUTION OF          ISSUER            YES         AGAINST           AGAINST

ONE OR MORE PLEDGES AND THE GRANTING OF ONE OR MORE

CONCESSIONS OF RIGHTS OVER THE CREDITS CORRESPONDING

TO CURRENT AND/OR FUTURE SUBORDINATED DEBTS OF GNL

QUINTERO S.A. WITH EMPRESA NACIONAL DE ELECTRICIDAD

S.A., IN FAVOR OF THE LENDERS OF GNL QUINTERO S.A.,

IN ORDER TO GUARANTEE COMPLIANCE WITH FULL, INTEGRAL

AND TIMELY PERFORMANCE OF EACH AND EVERY ONE OF THE

OBLIGATIONS CONTRACTED IN FAVOR OF SUCH LENDERS UNDER

 THE LOAN AGREEMENT DATED JULY 25, 2008.

PROPOSAL #E4: ADOPTION OF THE RESOLUTIONS NECESSARY          ISSUER            YES             FOR                  FOR

FOR THE LEGALIZATION OF THE BYLAW AMENDMENTS APPROVED

 IN NUMBER 1 ABOVE MENTIONED AND THE DUE COMPLIANCE

AND CARRYING OUT OF THE RESOLUTIONS AND AGREEMENTS

ADOPTED BY THE MEETING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPRESA NACIONAL DE ELECTRICIDAD SA ENDESA (CHILE)

  TICKER:                  N/A                 CUSIP:   P3710M109

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the specified Articles of the              ISSUER            YES             FOR                  FOR

Corporate Bylaws, for the purpose of adapting them to

 the provisions of the Corporations Law and of the

securities market law, which were amended by Law

number 20, 382, and to the provisions of the

corporations regulations Article 6, Line 1, relative

to the annotations of the shareholder registry, to

adapt it to Article 13 of the mentioned regulations,

Article 14, last Line, relative to the calling of

extraordinary meetings of the Board of Directors, to

adapt to Article 14 of the mentioned regulations,

Article 16, relative to the transactions with related

 parties that the Company enters into, to adapt it to

 Article 147 of the Corporations Law, Article 16(a)

to eliminate the reference to Article 44 of law

18,046, Article 17, second line, relative to the

moment at which the resolutions of the Board of

Directors can be carried out, to adapt it to Article

48 of the Corporations Law, Article 21, second line,

relative to the persons to whom the Board of

Directors can delegate part of its authority, to

adapt it to Article 40 of the Corporations Law, and

final line, relative to the public registry of

chairpersons, members of the Board of Directors,

managers or liquidators that the company must make,

to adapt it to Article 135 of the Corporations Law,

amendment of title IV of the Corporate Bylaws

'Executive Committee and Audit Committee,' Articles

22, 23, 24, 25, 26, 27, 28 and 29, for the purpose of

 merging both committees, reflecting the changes and

requirements of independence introduced by Law number

 20,382 regarding improvement of corporate governance

 to Article 50(a) of the Corporations Law and

additionally requiring that the members of the

committee comply with the requirements for

independence demanded by the Sarbanes-Oxley act of

the United States of America, as well as by the

securities in exchange commission and the New York

Stock Exchange, Article 33, first line, relative to

the obligation of communicating to the

superintendency of securities and insurance the

appointment, vacancy or replacement of the

chairperson, members of the Board of Directors,

managers, main executives, administrators and

liquidators, to adapt it to Article 68 of the

Securities Market Law, Article 36, letter d, relative

 to EGM matters, to adapt to Article 57 of the

Corporations Law, Article 38, second line, regarding

the meeting call notice that must be sent by mail to

each shareholder, and final line, relative to the

validity of the meetings when the formalities for

calling them are omitted, to adapt them to Article 59

 of the Corporations Law, Article 43, relative to the

 designation of outside auditors, to adapt it to

title XXVIII of the Securities Market Law, Article

44, line 5, relative to the publication of the

balance sheet, to adapt it to Article 76 of the

Corporations Law, and final line, relative to copies

of the Corporate Bylaws and list of shareholders that

 the Company should keep it at its head office, to

PROPOSAL #2.: Approve the rewritten text of the                 ISSUER            YES             FOR                  FOR

Corporate Bylaws

PROPOSAL #3.: Grant authority for the establishment          ISSUER            YES         AGAINST           AGAINST

of one or more pledges and the granting of one or

more assignments of rights regarding the credits

corresponding to current and/or future subordinated

debts of GNL Quintero S.A. to Empresa Nacional de

Electricidad S.A., in favor of the creditors of GNL

Quntero S.A., for the purpose of guaranteeing the

faithful, full and opportune fulfillment of each and

every one of the obligations contracted for in favor

of said creditors under the credit contract dated 25

JUL 2008, signed with a syndicate of foreign banks

and with the foreign shareholder of the Company

British Gas, for the purpose of financing the

construction project of the regasification terminal

of GNL Quintero S.A

PROPOSAL #4.: Approve the passage of the resolutions         ISSUER            YES             FOR                  FOR

necessary for in the legalization of the Bylaws

amendments approved in Number 1 above and the proper

fulfillment and execution of the resolutions and

agreements adopted in the general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPRESA NACIONAL DE ELECTRICIDAD SA ENDESA (CHILE)

  TICKER:                  N/A                 CUSIP:   P3710M109

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, balance                 ISSUER            YES             FOR                  FOR

sheet, financial statements, report from the Outside

auditors and accounts inspectors for the FY that

ended on 31 DEC 2009

PROPOSAL #2: Approve the information regarding the            ISSUER            YES             FOR                  FOR

policy resolved on by the Board of Directors for the

calculation of the distributable net profit for the

annual financial statements, and regarding the option

 decided on by that body for the treatment of the

adjustments of first application, in accordance with

circular number 1945 of the superintendency of

securities and insurance

PROPOSAL #3: Approve the distribution of profit and          ISSUER            YES             FOR                  FOR

payment of dividends

PROPOSAL #4: Approve the exposition regarding the              ISSUER            YES             FOR                  FOR

dividend policy of the Company and information

regarding the procedures to be used in the

distribution of the same

PROPOSAL #5: Approve the investment and financing              ISSUER            YES             FOR                  FOR

policy proposed by the Board of Directors

PROPOSAL #6: Election of the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #7: Approve to establish the remuneration of        ISSUER            YES             FOR                  FOR

 the Board of Directors

PROPOSAL #8: Approve the setting the remuneration of         ISSUER            YES             FOR                  FOR

the Executive Committee and determination of its

budget for the 2010 FY

PROPOSAL #9: Approve the annual management report              ISSUER            YES             FOR                  FOR

from the Executive Committee and report regarding

activities and management from the Audit Committee

PROPOSAL #10: Approve the designation of an outside          ISSUER            YES             FOR                  FOR

auditing firm, governed by title XXVIII of the

securities market Law for the 2010 FY

PROPOSAL #11: Election of full accounts inspectors            ISSUER            YES             FOR                  FOR

and their alternates and determination

PROPOSAL #12: Approve the information regarding the          ISSUER            YES             FOR                  FOR

resolutions passed by the Board of Directors to

approve related party transactions, in accordance

with Article 147 of the Corporations Law

PROPOSAL #13: Other matters                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPRESA NACIONAL DE TELECOMUNICACIONES SA ENTEL

  TICKER:                  N/A                 CUSIP:   P37115105

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, balance sheet        ISSUER            YES             FOR                  FOR

 and other financial statements as of 31 DEC 2009

PROPOSAL #2: Approve the definitive dividend period          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #3: Approve the explanatory statement of the        ISSUER            YES             FOR                  FOR

 Board of Directors regarding the policy of dividends

PROPOSAL #4: Approve the investment and financing              ISSUER            YES             FOR                  FOR

policy

PROPOSAL #5: Election of the Members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors, in compliance with the rules provided in

Article 50 BIS of the Law of Stock Companies

PROPOSAL #6: Approve to determine the remuneration of        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #7: Approve to fix the remuneration of the          ISSUER            YES             FOR                  FOR

Committee of Directors and its budget of expenses

PROPOSAL #8: Appointment of Controllers  External              ISSUER            YES             FOR                  FOR

Auditors and Accounts Supervisors

PROPOSAL #9: Appointment of the Rating Agencies                  ISSUER            YES             FOR                  FOR

PROPOSAL #10: Receive the report on related operations      ISSUER            YES             FOR                  FOR

PROPOSAL #11: Approve the newspaper on which the                ISSUER            YES             FOR                  FOR

notice for meetings shall be published

PROPOSAL #12: Other matters                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPRESAS CMPC SA

  TICKER:                  N/A                 CUSIP:   P3712V107

  MEETING DATE:      10/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the share capital          ISSUER            YES             FOR                  FOR

in an amount to be freely decided by the general

meeting, by up to USD 500,000,000, to be carried out

through the issuance of paid shares, to be issued and

 placed in the manner, at the times and the amount

freely decided by the general meeting in accordance

with the law, being able to delegate to the Board of

Directors the setting of the final price for the

placement of the mentioned paid shares, amending the

corporate bylaws for the mentioned purpose

PROPOSAL #2.: Approve to pass all resolutions                     ISSUER            YES             FOR                  FOR

necessary to materialize and carry out the capital

increase, Corporate Bylaws amendment and other

resolutions passed by the general meeting, giving the

 Board of Directors ample authority for such purposes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPRESAS CMPC SA

  TICKER:                  N/A                 CUSIP:   P3712V107

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve the statement regarding the                ISSUER            YES             FOR                  FOR

annual report, annual financial statements and the

report from the outside Auditors, for the FYE 31 DEC

2009

PROPOSAL #B: Approve the distribution of the profit          ISSUER            YES             FOR                  FOR

from the FY and the payment of final dividend Number

248

PROPOSAL #C: Approve to give an accounting of the              ISSUER            YES             FOR                  FOR

resolutions of the Board of Directors, in compliance

with Article 147 of law Number 18,046

PROPOSAL #D: Approve the designate of outside                     ISSUER            YES             FOR                  FOR

Auditors and the risk classifiers

PROPOSAL #E: Approve to establish the compensation of        ISSUER            YES             FOR                  FOR

 the Board of Directors, the compensation and budget

of the executive committee

PROPOSAL #F: Approve the dividend policy                              ISSUER            YES             FOR                  FOR

PROPOSAL #G: Approve to take cognizance of and pass          ISSUER            YES             FOR                  FOR

resolutions on the other matters that are within the

competence of the AGM, in accordance with the law and

 the Corporate By-Laws

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPRESAS COPEC SA

  TICKER:                  N/A                 CUSIP:   P7847L108

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements of the         ISSUER            YES             FOR                  FOR

Company as of  31 DEC 2009, the annual report of the

Board of Directors, and give notice of the progress

of corporate businesses

PROPOSAL #2: Approve to give notice of the operations        ISSUER            YES             FOR                  FOR

 performed by the Company referred to in Article 44

of the Law 18.046, previous to its modification By

Law 20.382

PROPOSAL #3: Approve to fix the remuneration of the          ISSUER            YES             FOR                  FOR

Board of Directors for the next fiscal period

PROPOSAL #4: Approve to fix the remuneration and                ISSUER            YES             FOR                  FOR

budget of expenses of the committee referred to in

Article 50 bis of the Law 18.046, to inform on its

activities and report of annual management

PROPOSAL #5: Appointment of external Auditors and              ISSUER            YES             FOR                  FOR

rating agencies

PROPOSAL #6: Any other matter                                                  ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENERSIS S.A.

  TICKER:                  ENI                 CUSIP:   29274F104

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1: APPROVAL OF ANNUAL REPORT, BALANCE                ISSUER            YES             FOR                  FOR

SHEET, FINANCIAL STATEMENTS AND REPORT OF THE

EXTERNAL AUDITORS AND ACCOUNT INSPECTORS FOR THE YEAR

 ENDED ON DECEMBER 31, 2009.

PROPOSAL #O3: PROFIT DISTRIBUTION FOR THE PERIOD AND         ISSUER            YES             FOR                  FOR

DIVIDEND PAYMENTS.

PROPOSAL #O4: BOARD OF DIRECTORS' ELECTION.                         ISSUER            YES             FOR                  FOR

PROPOSAL #O5: SETTING THE COMPENSATION OF THE BOARD          ISSUER            YES             FOR                  FOR

OF DIRECTORS.

PROPOSAL #O6: SETTING THE COMPENSATION OF THE                     ISSUER            YES             FOR                  FOR

DIRECTORS' COMMITTEE AND BUDGET DETERMINATION FOR

PROPOSAL #O8: APPOINTMENT OF AN EXTERNAL AUDITING              ISSUER            YES             FOR                  FOR

FIRM GOVERNED BY CHAPTER XXVIII OF SECURITIES MARKET

LAW 18,045.

PROPOSAL #O9: APPOINTMENT OF TWO ACCOUNT INSPECTORS,         ISSUER            YES             FOR                  FOR

INCLUDING TWO DEPUTIES, AND SETTING OF THEIR

COMPENSATION.

PROPOSAL #O10: APPOINTMENT OF RISK RATING AGENCIES.           ISSUER            YES             FOR                  FOR

PROPOSAL #O11: APPROVAL OF THE INVESTMENT AND                     ISSUER            YES             FOR                  FOR

FINANCING POLICY.

PROPOSAL #O15: OTHER MATTERS OF INTEREST AND                       ISSUER            YES         AGAINST           AGAINST

COMPETENCE OF THE ORDINARY SHAREHOLDERS' MEETING.

PROPOSAL #O16: OTHER NECESSARY RESOLUTIONS FOR THE            ISSUER            YES             FOR                  FOR

PROPER IMPLEMENTATION OF THE ABOVE MENTIONED

AGREEMENTS.

PROPOSAL #E1: AMENDMENT OF THE COMPANY'S BYLAWS,                ISSUER            YES             FOR                  FOR

ELIMINATING AND MODIFYING THE EFFECT OF THE FOLLOWING

 ARTICLES IN ORDER TO ADAPT THEM TO THE NEW

PROVISIONS OF THE CHILEAN COMPANIES ACT (CCA) AND THE

 SECURITIES MARKET LAW (SML), ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #E2: ADOPTION OF OTHER RESOLUTIONS NECESSARY        ISSUER            YES             FOR                  FOR

 FOR THE DUE PERFORMANCE OF THE RESOLUTIONS AND BYLAW

 AMENDMENTS INDICATED ABOVE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENERSIS SA

  TICKER:                  N/A                 CUSIP:   P37186106

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, balance                ISSUER            YES             FOR                  FOR

sheet, financial statements and reports from the

outside Auditors and accounts inspectors for the FY

that ended on 31 DEC 2009

PROPOSAL #2.: Approve the information regarding the          ISSUER            YES             FOR                  FOR

option chosen by the Board of Directors for the

treatment of the adjustments of first application,

that is referred to in circular number 1945

PROPOSAL #3.: Approve the distribution of profit from        ISSUER            YES             FOR                  FOR

 the FY and payment of dividends

PROPOSAL #4.: Election of the Board of Directors                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Approve the establishing the                          ISSUER            YES             FOR                  FOR

compensation for the members of the Board of Directors

PROPOSAL #6.: Approve the establishing the                          ISSUER            YES             FOR                  FOR

remuneration for the Executive Committee and

determination of its respective budget for 2010

PROPOSAL #7.: Receive the report regarding expenses          ISSUER            YES             FOR                  FOR

of the Board of Directors and Annual Management

report from the Executive Committee and report

regarding activities and expenses of the Audit

PROPOSAL #8.: Approve the designation of an outside          ISSUER            YES             FOR                  FOR

Auditing Company governed by title XXVIII of Law

PROPOSAL #9.: Approve the designation of two full              ISSUER            YES             FOR                  FOR

accounts inspectors and their alternates and

determination of their remuneration

PROPOSAL #10.: Approve the designation of private              ISSUER            YES             FOR                  FOR

risk classifiers

PROPOSAL #11.: Approve the investment and financing          ISSUER            YES             FOR                  FOR

policy

PROPOSAL #12.: Approve the exposition of the dividend        ISSUER            YES             FOR                  FOR

 policy and information regarding the procedures to

be used in the distribution of dividends

PROPOSAL #13.: Approve the information regarding the         ISSUER            YES             FOR                  FOR

resolutions of the Board of Directors related to acts

 or contracts governed by Article 146 of law number

18,046 [the former article 44 of law 18,046]

PROPOSAL #14.: Approve the information regarding                ISSUER            YES             FOR                  FOR

processing, printing and shipping costs of the

information that is referred to in circular number

1816 of the Superintendency of securities and

PROPOSAL #15.: Other matters of corporate interests          ISSUER             NO              N/A                  N/A

that are within the jurisdiction of the AGM of

shareholders

PROPOSAL #16.: Approve the passage of the other                 ISSUER            YES             FOR                  FOR

resolutions necessary for properly carrying out the

resolutions passed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENERSIS SA

  TICKER:                  N/A                 CUSIP:   P37186106

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the reform of the Bylaws of the         ISSUER            YES             FOR                  FOR

Company, eliminating and modifying for that purpose

the following Articles in order to adapt them to the

new provisions of the Corporations Law and the

Securities Market Law as follows: amendment of

Article 10, to adapt it to Article 14 of the

Corporations Law in regard to private agreements

among shareholders relative to the assignment of

shares, which must be deposited with the Company at

the disposal of the shareholders or, otherwise, third

 parties will not be bound by them; amendment of

Article 14a, relative to related party transactions,

to adapt the reference to the new Title XVI of the

Corporations Law; amendment of Article 17, to adapt

it to Article 40 of the Corporations Law, adding the

Main Executives to those to whom the Board of

Directors can delegate part of its authority;

amendment of Article 21, which establishes matters

concerning extraordinary meetings of shareholders,

adapting Number 4 to Article 67 Number 9 of the

Corporations Law; amendment of Article 22 for the

purpose of adapting it to Articles 59 and 60 of the

Corporations Law, adding to the call notices for

general meetings of shareholders the obligation of

stating the manner in which the shareholders can

receive complete copies of the documents that form

the basis for the various options submitted to a

PROPOSAL #2: Approve the passage of the other                     ISSUER            YES             FOR                  FOR

resolutions necessary so that the resolutions and

Bylaws reforms mentioned above can be properly

carried out

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENKA INSAAT VE SANAYI A S

  TICKER:                  N/A                 CUSIP:   M4055T108

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of the Chairmanship                             ISSUER             NO              N/A                  N/A

PROPOSAL #2: Authorize the Chairmanship to sign the          ISSUER             NO              N/A                  N/A

minutes of meeting

PROPOSAL #3: Approve the Board of Dierctors' activity        ISSUER             NO              N/A                  N/A

 report, Auditors' report and balance sheet and

income statement

PROPOSAL #4: Approve to discuss the report of the              ISSUER             NO              N/A                  N/A

Independent Audit Firm

PROPOSAL #5: Approve to inform the shareholders about        ISSUER             NO              N/A                  N/A

 donations given across the year

PROPOSAL #6: Ratify the balance sheet and income                ISSUER             NO              N/A                  N/A

statement of year 2009; grant discharge to the Board

Members and the Auditors

PROPOSAL #7: Election of the Board Members                           ISSUER             NO              N/A                  N/A

PROPOSAL #8: Election of the Auditors                                    ISSUER             NO              N/A                  N/A

PROPOSAL #9: Approve to determine the wages of Board         ISSUER             NO              N/A                  N/A

Members and the Auditors

PROPOSAL #10: Approve to take a decision for dividend        ISSUER             NO              N/A                  N/A

 distribution

PROPOSAL #11: Ratify the election of the Independent         ISSUER             NO              N/A                  N/A

Auditing Company

PROPOSAL #12: Approve to give information to the                ISSUER             NO              N/A                  N/A

general assembly about the mortgages, hypothecs,

guarantees given in favor of the third parties and

about the income or benefit gained, in accordance

with capital market Board's resolution dated

09/0972009 and No. 28/780

PROPOSAL #13: Authorize the Board Members to                       ISSUER             NO              N/A                  N/A

participate in activities indicated in the Articles

334 and 335 of Turkish Commercial Code

PROPOSAL #14: Wishes and requests                                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENKA INSAAT VE SANAYI A.S, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M4055T108

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Presidential Board                           ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Authority the Chairmanship to sign the         ISSUER             NO              N/A                  N/A

minutes of the meeting

PROPOSAL #3.: Amend the 6th Article of the Articles          ISSUER             NO              N/A                  N/A

of Association and Temporary Article 1 to the general

 assemblies approval which are approved by the

Ministry of Industry and trade and by the Capital

PROPOSAL #4.: Approve the corrected profit                          ISSUER             NO              N/A                  N/A

distribution table to the general assemblies approval

PROPOSAL #5.: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 to the shareholders about the sale of Gedore Altas

El Aletleri Dovme Celik Sanayi Ve Ticaret Ltd. Sti

PROPOSAL #6.: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 to the shareholders about the sale of Gretsch Unitas

 Yapi Elemanlari Sana Yi Ve Ticaret A.S.

PROPOSAL #7.: Wishes                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EPISTAR CORP

  TICKER:                  N/A                 CUSIP:   Y2298F106

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of capital injection by              ISSUER             NO              N/A                  N/A

issuing new shares and global depositary receipt

PROPOSAL #A.4: The status of new shares via private          ISSUER             NO              N/A                  N/A

placement

PROPOSAL #A.5: The revision to the rules of Board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #A.6: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.8 per share

PROPOSAL #B.3: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.8: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on the sixth Directors from participation

 in competitive business

PROPOSAL #b9.1: Election of Biing-Jye Lee as a                   ISSUER            YES             FOR                  FOR

Director [Shareholder no 10]

PROPOSAL #B9.2: Election of Everlight Electronics              ISSUER            YES             FOR                  FOR

Co,. Ltd. / Yin-Fu Yeh as a Director [Shareholder No

PROPOSAL #B9.3: Election of Everlight Electronics              ISSUER            YES             FOR                  FOR

Co,. Ltd. / Pang Yen Liu as a Director [Shareholder

PROPOSAL #B9.4: Election of Yi Te Optoelectronics              ISSUER            YES             FOR                  FOR

Co,. Ltd as a Director [Shareholder No 48160]

PROPOSAL #B9.5: Election of Fon Tain Belon Co, Ltd.          ISSUER            YES             FOR                  FOR

as a Director [Shareholder No 48189]

PROPOSAL #B9.6: Election of United Microelectronics          ISSUER            YES             FOR                  FOR

Corp. / Stan Hung as a Director [Shareholder No 35031]

PROPOSAL #B9.7: Election of United Microelectronics          ISSUER            YES             FOR                  FOR

Corp./ Shih Wei Sun as a Director [Shareholder No

35031]

PROPOSAL #B9.8: Election of Lite-On Technology Corp./        ISSUER            YES             FOR                  FOR

 Kwang Chung Tang as a Director [Shareholder No 5974]

PROPOSAL #B9.9: Election of Ming-Jiunn Jou as a                 ISSUER            YES             FOR                  FOR

Director [Shareholder No 15]

PROPOSAL #B9.10: Election of Evervaliant Corp. as a          ISSUER            YES             FOR                  FOR

Supervisor [Shareholder No 48166]

PROPOSAL #B9.11: Election of Chuan Investment Corp. /        ISSUER            YES             FOR                  FOR

 Li Yu Hwang as a Supervisor [Sahreholder No 120]

PROPOSAL #B9.12: Election of Hui-Jong Jiang as a                ISSUER            YES             FOR                  FOR

Supervisor [Shareholder No 352]

PROPOSAL #B.10: Approve the proposal to release the          ISSUER            YES             FOR                  FOR

prohibition on the seventh Directors from

participation in competitive business

PROPOSAL #B.11: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EREGLI DEMIR VE CELIK FABRIKALARI TURK ANONIM SIRK

  TICKER:                  N/A                 CUSIP:   M40710101

  MEETING DATE:      3/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the assembly and election of         ISSUER             NO              N/A                  N/A

the Chairmanship

PROPOSAL #2: Authorize the Chairmanship in order to          ISSUER             NO              N/A                  N/A

sign the minutes of the assembly

PROPOSAL #3: Approve the Board of Directors' activity        ISSUER             NO              N/A                  N/A

 report, Auditors' report and as well as of the

Independent External Auditing Company's report

PROPOSAL #4: Ratify the balance sheet and profit &            ISSUER             NO              N/A                  N/A

loss statement of year 2009

PROPOSAL #5: Amend Article 14 of the Articles of                ISSUER             NO              N/A                  N/A

Association provided that the necessary permissions

will be taken from Ministry of Industry and Trade and

 Capital Market Board

PROPOSAL #6: Ratify the mid-term elections for the            ISSUER             NO              N/A                  N/A

vacated Board memberships

PROPOSAL #7: Grant discharge to the Board Members and        ISSUER             NO              N/A                  N/A

 Auditors

PROPOSAL #8: Approve to determine the remuneration            ISSUER             NO              N/A                  N/A

for the members of the Board of Directors and the

PROPOSAL #9: Election of the members of the Board of         ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #10: Election of the Auditors                                  ISSUER             NO              N/A                  N/A

PROPOSAL #11: Ratify the Independent Auditing Company        ISSUER             NO              N/A                  N/A

 election

PROPOSAL #12: Authorize the members of the Board of          ISSUER             NO              N/A                  N/A

Directors to participate in activities indicated in

the Articles 334 and 335 of the Turkish Trade Code

PROPOSAL #13: Approve to give information about the          ISSUER             NO              N/A                  N/A

donations given across the year

PROPOSAL #14: Approve to give information about the          ISSUER             NO              N/A                  N/A

security, bails and mortgages in favour of the third

parties

PROPOSAL #15: Wishes and suggestions                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ETERNAL CHEMICAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y23471108

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and                       ISSUER             NO              N/A                  N/A

guarantee of the Company and the Subsidiaries

PROPOSAL #A.4: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of the procedures of                   ISSUER             NO              N/A                  N/A

trading derivatives

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 2.2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend 50

for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.7: Elect kao kuo lun as a Director                   ISSUER            YES         AGAINST           AGAINST

[Shareholder NO.6]

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

directors from participation in competitive business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVA AIRWAYS CORPORATION

  TICKER:                  N/A                 CUSIP:   Y2361Y107

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of corporate bonds via                ISSUER             NO              N/A                  N/A

private placement

PROPOSAL #A.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Receive the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for off                ISSUER            YES             FOR                  FOR

setting deficit of year 2009

PROPOSAL #B.3: Approve revise the procedures monetary        ISSUER            YES             FOR                  FOR

 loans and the procedures of endorsement and guarantee

PROPOSAL #B.4: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORP

  TICKER:                  N/A                 CUSIP:   Y2376C108

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the 2009 business operations           ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Amend the procedures of monetary                 ISSUER            YES             FOR                  FOR

loans, endorsement and guarantee

PROPOSAL #B.4: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVERGREEN MARINE CORP TAIWAN LTD

  TICKER:                  N/A                 CUSIP:   Y23632105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of convertible bonds                    ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.4: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.5: Extraordinary Motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVERLIGHT ELECTRONICS CO LTD

  TICKER:                  N/A                 CUSIP:   Y2368N104

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of local convertible bonds         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

 financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution.         ISSUER            YES             FOR                  FOR

 proposed cash dividend:  TWD 4.0per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of  Incorporation

PROPOSAL #B.4: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection  by issuing new shares and global

depositary receipt

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of  monetary loans,  endorsement and guarantee

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of  trading derivatives

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EXXARO RES LTD

  TICKER:                  N/A                 CUSIP:   S26949107

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the annual financial          ISSUER            YES             FOR                  FOR

statements of the group for the period ended 31 DEC

2009, including the Directors report and the report

of the Auditors thereon

PROPOSAL #2: Ratify the re-appointment of Deloitte            ISSUER            YES             FOR                  FOR

and Touche as Auditors of the Company and appoint BW

Smith as the designated audit partner for the ensuing

PROPOSAL #3: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors remuneration for the period ended 31 DEC

PROPOSAL #4.1: Re-elect Mr. CI Griffith to the Board,        ISSUER            YES             FOR                  FOR

 who retires in terms of Article 15.2 of the Articles

 of Association of the Company

PROPOSAL #4.2: Re-elect Ms. N. Langeni to the Board,         ISSUER            YES             FOR                  FOR

who retires in terms of Article 15.2 of the Articles

of Association of the Company

PROPOSAL #5.1: Re-elect JJ Geldenhuys as a Director,         ISSUER            YES             FOR                  FOR

who retires in terms of Articles 16.1 of the Articles

 of Association of the Company

PROPOSAL #5.2: Re-elect U Khumalo as a Director, who         ISSUER            YES         AGAINST           AGAINST

retires in terms of Articles 16.1 of the Articles of

Association of the Company

PROPOSAL #5.3: Re-elect RP Mohring as a Director, who        ISSUER            YES             FOR                  FOR

 retires in terms of Articles 16.1 of the Articles of

 Association of the Company

PROPOSAL #6.: Approve the remuneration for the period        ISSUER            YES             FOR                  FOR

 01 JAN 2010 to 31 DEC 2010 as follows: Chairman:

current ZAR 399,600 proposed ZAR 433,600, Director:

current ZAR 184,440 proposed ZAR 200,120, Audit

Committee Chairman: current ZAR 170,400 proposed ZAR

184,880, Audit Committee Member ZAR 90,000 proposed

ZAR 97,650, Board Committee Chairman: current ZAR

132,000 proposed ZAR 143,220, and Board Committee

Member current ZAR 63,000 proposed ZAR 68,340

PROPOSAL #7: Authorize the Directors, subject to the         ISSUER            YES             FOR                  FOR

provisions of Article 3.2 of the Articles of

Association of the Company, the provisions of the

Companies Act, 61 of 1973, as amended, and the

Listings Requirements of the JSE, to allot and issue

at their discretion until the next annual general

meeting of the Company authorized but unissued shares

 for such purposes as they may determine, after

setting aside so many shares as may be required,

subject to Article 3.2 of the Articles of Association

 of the Company, to be allotted and issued by the

company pursuant to the Company's approved employee

share incentive schemes

PROPOSAL #8: Authorize the Directors, subject to                ISSUER            YES             FOR                  FOR

Article 3.2 of the Articles of Association of the

Company, the provisions of the Companies Act, 61 of

1973, as amended, and the Listings Requirements of

the JSE, by way of a general authority, to allot and

issue ordinary shares for cash on the following

basis, after setting aside so many shares as may be

required, subject to Article 3.2 of the Articles of

Association of the Company, to be allotted and issued

 by the Company pursuant to the schemes, to any

public shareholder, as defined by the Listings

Requirements of the JSE, as and when suitable

opportunities arise, subject to the following

PROPOSAL #9: Amend, in accordance with the amendments        ISSUER            YES             FOR                  FOR

 to Schedule 14 of the JSE Listings Requirements, the

 Deferred Bonus Plan 2006, the Long-term Incentive

Plan 2006 and the Share Appreciation Right Scheme

2006, established and approved by shareholders of the

 Company in 2006 (the 2006 Incentive Plans) in order

to give effect to the amendments summarized in the

Appendices attached to the notice of AGM

PROPOSAL #10: Approve, subject to the adoption of              ISSUER            YES             FOR                  FOR

Resolution 9 and in terms of Sections 221 and 222 of

the Companies Act No. 61 of 1973 (as amended), the

allotment and issue of shares by the Board, as a

specific authority, pursuant to the provisions of the

 2006 Incentive Plans, of such allowable maximum

number of ordinary shares as provided thereunder and

subject to the terms and conditions of the 2006

PROPOSAL #S.1: Authorize the Company or any                        ISSUER            YES             FOR                  FOR

subsidiary of the Company, subject to the Companies

Act, 61 of 1973, as amended, (the Act), Article 36 of

 the Articles of Association of the Company or

Articles of Association of a subsidiary respectively

and the Listings Requirements of the JSE, from time

to time, to purchase shares issued by itself or

shares in its holding company, as and when deemed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FALABELLA SOCIEDAD ANOMINA COMERCIAL E INDUSTRIAL

  TICKER:                  N/A                 CUSIP:   P3880F108

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, balance                 ISSUER            YES             FOR                  FOR

sheet, income statement and opinion of the Outside

Auditors for the FYE on 31 DEC 2009

PROPOSAL #2: Approve the distribution of the profit          ISSUER            YES             FOR                  FOR

from the 2009 FY

PROPOSAL #3: Approve the dividend policy                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of the Board of Directors                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve the remuneration of the Board of        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #6: Approve the designation of Outside                 ISSUER            YES             FOR                  FOR

Auditors and risk classifiers for the 2010 FY

PROPOSAL #7: Approve the designation of the daily              ISSUER            YES             FOR                  FOR

newspaper in which the notices of the Company will be

 published

PROPOSAL #8: Approve the account of the transactions         ISSUER            YES             FOR                  FOR

referred to in title XVI of Law number 18,046

PROPOSAL #9: Receive the report from the Executive            ISSUER            YES             FOR                  FOR

Committee and determine the budget, expenses and

establishment of remuneration

PROPOSAL #10: Other matters                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAR EASTERN DEPARTMENT STORES LTD

  TICKER:                  N/A                 CUSIP:   Y24315106

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 financial statements                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.75 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 25

for 1,000 shares held

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement, guarantee and monetary loans

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAR EASTERN NEW CENTURY CORPORATION

  TICKER:                  N/A                 CUSIP:   Y24374103

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 financial statements                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of the corporate bonds                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 1.3 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 20

shares for 1,000 shares held

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans and the procedures of endorsement and

guarantee

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAR EASTERN TEXTILE CO LTD

  TICKER:                  N/A                 CUSIP:   Y24374103

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to rename the Company and the          ISSUER            YES             FOR                  FOR

revision to the Articles of Association

PROPOSAL #2.: Extemporary motions                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAR EASTONE TELECOMMUNICATIONS CO LTD

  TICKER:                  N/A                 CUSIP:   Y7540C108

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 financial statements                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The proposal of merger with KG                     ISSUER             NO              N/A                  N/A

Telecommunications Co., Ltd., unlisted

PROPOSAL #A.5: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 2.8 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FARGLORY LAND DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y2642L106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the business of 2009                      ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports in Company            ISSUER             NO              N/A                  N/A

and subsidiary

PROPOSAL #1.3: The Status of EURO convertible bonds          ISSUER             NO              N/A                  N/A

and global depository receipt

PROPOSAL #1.4: The status of Joint-Venture in                     ISSUER             NO              N/A                  N/A

People's Republic of China

PROPOSAL #2.1: Approve the 2009 business report and          ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the profit distribution;                 ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 6 per share

PROPOSAL #2.3: Amend the Articles of Incorporation of        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #2.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #2.5.1: Election  of Shin Yu Investment Ltd.        ISSUER            YES             FOR                  FOR

 / Chao Teng Hsiung (ID / shareholder NO: 1) as a

Director

PROPOSAL #2.5.2: Election  of Shin Yu Investment Ltd.        ISSUER            YES             FOR                  FOR

 / Hsu Chih Chiang (ID / shareholder NO: 1) as a

Director

PROPOSAL #2.5.3: Election  of Huang Chih Hung (ID /          ISSUER            YES             FOR                  FOR

shareholder NO: 12) as a Director

PROPOSAL #2.5.4: Election  of Zhang Zheng sheng (ID /        ISSUER            YES             FOR                  FOR

 shareholder NO: P100022009) as an Independent

PROPOSAL #2.5.5: Election  of Zhuang Meng Han (ID /          ISSUER            YES             FOR                  FOR

shareholder NO: G100641240) as an Independent Director

PROPOSAL #2.5.6: Election  of Chao Wen Chia (ID /              ISSUER            YES             FOR                  FOR

shareholder NO: 1084) as a Supervisor

PROPOSAL #2.5.7: Election  of Tsai Tyau Chang (ID /          ISSUER            YES             FOR                  FOR

shareholder NO: 764) as a Supervisor

PROPOSAL #2.5.8: Election  of Lin Chang Chun (ID /            ISSUER            YES             FOR                  FOR

shareholder NO: 46) as a Supervisor

PROPOSAL #2.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #2.7: Other proposals and extraordinary                ISSUER            YES         AGAINST           AGAINST

motions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FEDERAL GRID CO UNI ENERGY SYS JT STK CO

  TICKER:                  N/A                 CUSIP:   X2393G109

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Chairman of the Management            ISSUER            YES             FOR                  FOR

Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FEDERAL GRID CO UNI ENERGY SYS JT STK CO

  TICKER:                  N/A                 CUSIP:   X2393G109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report of the                   ISSUER            YES             FOR                  FOR

Company for 2009 FY

PROPOSAL #2: Approve the balance sheet for 2009 FY            ISSUER            YES             FOR                  FOR

including profit and loss account statement

PROPOSAL #3: Approve the profit and loss distribution        ISSUER            YES             FOR                  FOR

 including dividend payment for 2009 FY

PROPOSAL #4: Approve the dividend payment for 2009 FY        ISSUER            YES             FOR                  FOR

 [the Board of Directors recommended not paying out

the dividends for 2009]

PROPOSAL #5: Approve the remuneration to be paid to          ISSUER            YES             FOR                  FOR

the Members of the Board of Directors

PROPOSAL #6.1: Election of Auev Boris Il'ich as a              ISSUER            YES         AGAINST           AGAINST

Board of Director

PROPOSAL #6.2: Election of Budargin Oleg Mikhailovich        ISSUER            YES         AGAINST           AGAINST

 as a Board of Director

PROPOSAL #6.3: Election of Kutovoy Georgiy Petrovich         ISSUER            YES         AGAINST           AGAINST

as a Board of Director

PROPOSAL #6.4: Election of Makarov Alexey                            ISSUER            YES         AGAINST           AGAINST

Alexandrovich as a Board of Director

PROPOSAL #6.5: Election of Malishev Andrey Borisovich        ISSUER            YES         AGAINST           AGAINST

 as a Board of Director

PROPOSAL #6.6: Election of Ponomarev Dmitry                        ISSUER            YES         AGAINST           AGAINST

Valerievich as a Board of Director

PROPOSAL #6.7: Election of Seveznev Kirill                          ISSUER            YES             FOR                  FOR

Gennadievich as a Board of Director

PROPOSAL #6.8: Election of Solov'ev Yuriy Alekseevich        ISSUER            YES             FOR                  FOR

 as a Board of Director

PROPOSAL #6.9: Election of Fedorov Denis                              ISSUER            YES             FOR                  FOR

Vladimirovich as a Board of Director

PROPOSAL #6.10: Election of Ferlengi Ernesto as a              ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #6.11: Election of Hvalin Igor Vladimirovich        ISSUER            YES         AGAINST           AGAINST

 as a Board of Director

PROPOSAL #6.12: Election of Sharipov Rashid                        ISSUER            YES         AGAINST           AGAINST

Ravelevich as a Board of Director

PROPOSAL #6.13: Election of Shmatko Sergey Ivanovich         ISSUER            YES         AGAINST           AGAINST

as a Board of Director

PROPOSAL #7.1: Election of Gorevoy Dmitry                            ISSUER            YES             FOR                  FOR

Mikhailovich as a Audit Commission

PROPOSAL #7.2: Election of Drokova Anna Valerievna as        ISSUER            YES             FOR                  FOR

 a Audit Commission

PROPOSAL #7.3: Election of Kolyada Andrey Sergeevich         ISSUER            YES             FOR                  FOR

as a Audit Commission

PROPOSAL #7.4: Election of Raspopov Vladimir                       ISSUER            YES             FOR                  FOR

Vladimirovich as a Audit Commission

PROPOSAL #7.5: Election of Tikhonova Mariya                        ISSUER            YES             FOR                  FOR

Gennadievna as a Audit Commission

PROPOSAL #8: Approve the External Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #9: Approve the new edition of the Charter          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #10: Approve the new edition of the internal        ISSUER            YES         AGAINST           AGAINST

 documents

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FENG HSIN IRON & STEEL CO LTD

  TICKER:                  N/A                 CUSIP:   Y24814108

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business reports                              ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.0 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

Monetory Loans

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FERTILIZANTES FOSFATADOS SA-FOSFERTIL

  TICKER:                  N/A                 CUSIP:   P39589117

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: To take cognizance of the resignations          ISSUER             NO              N/A                  N/A

presented by full members of the Board of Directors

of the Company and their respective alternates

PROPOSAL #B: To determine the number of Members who          ISSUER             NO              N/A                  N/A

will make up the Board of Directors of the Company

for the current term in office

PROPOSAL #C: Election, because of the provision in            ISSUER            YES             FOR                  FOR

Paragraph 3 of Article 141 of law number 6404 1976,

of the full Members of the Board of Directors of the

Company and their respective alternates, except for

those elected by a separate vote of the employees, in

 accordance with Article 13, Paragraph 1, line a, of

the Corporate Bylaws of the Company, who will remain

in their respective positions

PROPOSAL #D: To change the aggregate annual                        ISSUER             NO              N/A                  N/A

remuneration of the Managers of the Company

PROPOSAL #E: To take cognizance of the resignations          ISSUER             NO              N/A                  N/A

presented by full members of the finance committee of

 the company and their respective alternates elected

by shareholders owning the majority of the voting

share capital

PROPOSAL #F: Election of full Members of the Finance         ISSUER            YES             FOR                  FOR

Committee of the Company and their respective

alternates to replace the members who have resigned

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIBRIA CELULOSE S A

  TICKER:                  FBR                 CUSIP:   31573A109

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #OA: TAKE THE ACCOUNTS OF MANAGEMENT,                   ISSUER            YES             FOR                  FOR

EXAMINE, DISCUSS AND VOTE ON THE FINANCIAL STATEMENTS

 FOR THE YEAR ENDED DECEMBER 31, 2009.

PROPOSAL #OB: RESOLVE ON MANAGEMENT'S PROPOSAL                   ISSUER            YES             FOR                  FOR

REGARDING THE USE OF NET PROFITS FOR THE YEAR ENDED

DECEMBER 31, 2009.

PROPOSAL #OC: RESOLVE ON THE PROPOSED CAPITAL BUDGET         ISSUER            YES             FOR                  FOR

FOR 2010.

PROPOSAL #OD: ELECT MEMBERS TO THE COMPANY'S FISCAL          ISSUER            YES             FOR                  FOR

COUNCIL.

PROPOSAL #OE: SET THE AGGREGATE ANNUAL REMUNERATION          ISSUER            YES         AGAINST           AGAINST

OF THE ADMINISTRATORS AND THE REMUNERATION OF THE

MEMBERS OF THE FISCAL COUNCIL.

PROPOSAL #EA1: INSERT A NEW PARAGRAPH IN ARTICLE 8 TO        ISSUER            YES             FOR                  FOR

 CLARIFY RULES APPLICABLE TO THE ELECTION OF

CANDIDATES TO BE MEMBERS OF BOARD INDICATED.

PROPOSAL #EA2: CHANGE THE DRAFTING OF ITEM XV IN                ISSUER            YES             FOR                  FOR

ARTICLE 17 AND INSERT TWO NEW ITEMS IN THIS ARTICLE,

AS WELL AS CHANGE ARTICLE 21, TO BETTER CLARIFY THE

DISTINCTION OF COMPETENCIES BETWEEN THE BOARD OF

DIRECTORS AND MANAGEMENT, BESIDES MAKING THEM

COMPATIBLE WITH THE COMPANY'S SIZE AND OPERATING

PROPOSAL #EA3: DELETE PARAGRAPH 5 OF ARTICLE 20 AND          ISSUER            YES             FOR                  FOR

CHANGE THE MAIN CLAUSE IN ARTICLE 22, TO LEND

COHERENCE TO THE BYLAWS IN LIGHT OF THE CHANGES

PROPOSED IN THE PRECEDING SUB-TEM.

PROPOSAL #EA4: INSERT A NEW PARAGRAPH IN ARTICLE 22,         ISSUER            YES             FOR                  FOR

TO PERMIT EXCEPTIONAL REPRESENTATION OF COMPANY BY A

SINGLE DIRECTOR OR PROCURATOR.

PROPOSAL #EA5: DELETE PARAGRAPH 6 AND THE LAST PART          ISSUER            YES             FOR                  FOR

OF SECTION 7 OF ARTICLE 27, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIBRIA CELULOSE S A

  TICKER:                  N/A                 CUSIP:   P9806R225

  MEETING DATE:      12/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger of Arapar S.A Arapar and SAO Teofilo

representacoes E Participacoes S.A. Sao Teofilo,

entered into by the Company, as the surviving entity,

 and Arapar and Sao Teofilo, as the Companies being

merged into the Company protocol, together with the

pertinent documents, in light of the opinion of the

Company's fiscal council

PROPOSAL #II.: Ratify the hiring of Terco Grant                 ISSUER            YES             FOR                  FOR

Thornton Auditores Independent's Sociedade Simples.,

N.A organization headquartered in the city of Sao

Paulo, as the specialized Company responsible for

appraising, based on shareholders' equity at book

value, the Companies to be merged into the Company

PROPOSAL #III.: Approve the appraisal reports                     ISSUER            YES             FOR                  FOR

prepared by Terco Grant Thornton

PROPOSAL #IV.: Approve the merger by the Company, of         ISSUER            YES             FOR                  FOR

Arapar and Sao Teofilo

PROPOSAL #V.: Authorize the Management to take all            ISSUER            YES             FOR                  FOR

measures necessary to effect the merger

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIBRIA CELULOSE S A

  TICKER:                  N/A                 CUSIP:   P9806R225

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve to increase the Company's                 ISSUER            YES             FOR                  FOR

capital stock, without issuing new shares, in the

amount of BRL 792,252,395.00, through capitalization

of the entire account for reserve for good will-

subscription of shares, in the same amount, with a

consequent change in the main Clause of Article 5 of

the ByLaws

PROPOSAL #II.: Elect the Sitting and Alternate                   ISSUER            YES         AGAINST           AGAINST

Members of the Company's Board of Directors,

including Independent Directors, in accordance with

the terms of the listing regulation of the

Novomercado Segment of the Bmefbovespa Bolsa De

PROPOSAL #III.: Elect the Sitting and Alternate                 ISSUER            YES         AGAINST           AGAINST

Members of the Company's fiscal council

PROPOSAL #IV.: Approve the protocol and justification        ISSUER            YES             FOR                  FOR

 of stock swap Merger of Aracruz Celulose S.A.

Aracruz, entered into by the Company, as the

surviving entity, and Aracruz, as the Company being

merged into the Company, together with the pertinent

documents, in light of the opinion of the Company's

PROPOSAL #V.: Ratify the hiring of                                        ISSUER            YES             FOR                  FOR

Pricewaterhousecoopers Auditores Independentes as the

 specialized Company responsible for appraising

Aracruz based on shareholders equity at book value

PROPOSAL #VI.: Approve the appraisal report prepared         ISSUER            YES             FOR                  FOR

by Pricewaterhousecoopers

PROPOSAL #VII.: Approve the stock swap Merger of                ISSUER            YES             FOR                  FOR

Aracruz by the Company

PROPOSAL #VIII.: Authorize the Management to take all        ISSUER            YES             FOR                  FOR

 measures necessary to effect the stock swap  merger

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIBRIA CELULOSE S A

  TICKER:                  N/A                 CUSIP:   P9806R225

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve the Board of Directors' annual          ISSUER            YES             FOR                  FOR

report, the financial statements and Independent

Auditor's report relating to FY ending 31 DEC 2009

PROPOSAL #B: Approve the allocation of the net profit        ISSUER            YES             FOR                  FOR

 from the FYE 31 DEC 2009, including in regard to the

 retention of profit in an amount corresponding to

the mandatory dividend provided for in Article 30,

iii, of the Corporate Bylaws

PROPOSAL #C: Approve the proposal for the capital              ISSUER            YES             FOR                  FOR

budget for the year 2010

PROPOSAL #D: Election of the Members of the Finance          ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #E: Approve to set the Board of Directors'          ISSUER            YES         AGAINST           AGAINST

and Finance Committees' remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIBRIA CELULOSE S A

  TICKER:                  N/A                 CUSIP:   P9806R225

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, insertion of a new paragraph            ISSUER            YES             FOR                  FOR

into Article 8 for the purpose of clarifying the

rules applicable to the election of candidates for

membership of the Board of Directors indicated in the

 manner stated in paragraph 4 of the same Article

PROPOSAL #2: Amend the wording of Line XV of Article         ISSUER            YES             FOR                  FOR

17 and the insertion of two new lines in the same

Article, as well as the amendment of Article 21, to

better clarify the distinction of areas of authority

between the Board of Directors and the executive

committee, in addition to making it compatible with

the size and operational needs of the Company

PROPOSAL #3: Approve the removal of paragraph 5 from         ISSUER            YES             FOR                  FOR

Article 20 and amend the main part of Article 22,

with the objective of making the Corporate Bylaws

coherent in light of the amendments proposed in the

sub item above

PROPOSAL #4: Approve the insertion of a new paragraph        ISSUER            YES             FOR                  FOR

 into Article 22, to allow the representation of the

Company exceptionally by a single officer or attorney

 in fact in limited situations, with the objective of

 facilitating the day to day Management of the Company

PROPOSAL #5: Approve, removal of paragraph 6 and of          ISSUER            YES             FOR                  FOR

the last part of paragraph 7 from Article 27, to make

 the authority and prerogatives of the finance

committee compatible with the existence of the audit

committee of the Company created by the Board of

Directors in accordance with the terms of Article 17,

 line XVII, of the Corporate Bylaws

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST FINL HLDG CO LTD

  TICKER:                  N/A                 CUSIP:   Y2518F100

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

consolidated financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

Proposed Cash Dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, Proposed Stock Dividend: 25

for 1,000 shares held

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRSTRAND LTD

  TICKER:                  N/A                 CUSIP:   S5202Z131

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited annual financial                ISSUER            YES             FOR                  FOR

statements

PROPOSAL #2.1.A: Re-elect Lauritz Lanser Dippenaar as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #2.1.B: Re-elect Vivian Wade Bartlett as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.1.C: Re-elect David Johan Alister Craig          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #2.1.D: Re-elect Ronald Keith Store as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.1.e: Re-elect Benedict James Van Der Ross        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #2.2.1: Elect Johan Petrus Burger as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2.2: Elect Deepak Premnarayen as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2.3: Elect Jan Hendrik Van Greuning as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2.4: Elect Matthys Hendrik Visser as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #o.1: Approve the Non-Executive Directors            ISSUER            YES             FOR                  FOR

fees for the year 30 JUN 2010

PROPOSAL #o.2: Re-appoint PricewaterhouseCoopers as          ISSUER            YES             FOR                  FOR

the Auditors of the Company until the next AGM and

appoint Mr. Fulvio Tonelli as the individual

registered auditor who undertake the audit for the

Company for the year to 30 JUN 2010

PROPOSAL #o.3: Approve the Auditors remuneration                ISSUER            YES             FOR                  FOR

PROPOSAL #o.4: Approve to place the unissued ordinary        ISSUER            YES             FOR                  FOR

 shares under the control of the Directors

PROPOSAL #o.5: Approve the general issue of ordinary         ISSUER            YES             FOR                  FOR

shares for cash

PROPOSAL #o.6: Approve the general issue of                        ISSUER            YES             FOR                  FOR

preference shares for cash

PROPOSAL #o.7: Adopt the Firstrand Limited                          ISSUER            YES         AGAINST           AGAINST

Conditional Share Plan 2009

PROPOSAL #s.1: Approve the general repurchase of the         ISSUER            YES             FOR                  FOR

Company shares

PROPOSAL #s.2: Amend the Memorandum of Association             ISSUER            YES             FOR                  FOR

PROPOSAL #s.3: Amend the Articles of Association, the        ISSUER            YES             FOR                  FOR

 Bank Act

PROPOSAL #s.4: Amend the Articles of Association, B          ISSUER            YES             FOR                  FOR

preference shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P4182H115

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation, discussion,            ISSUER            YES             FOR                  FOR

and if relevant, and approval of the proposal to

exchange 100% of the shares of the beer operations

owned by fomento economico mexicano, s.a.b. de c.v.

and or its subsidiaries for an ownership interest in

the Companies of HEINEKEN HOLDING N.V. AND HEINEKEN

PROPOSAL #2: Receive the report from the General                ISSUER            YES             FOR                  FOR

Director of FOMENTO ECONOMICO MEXICANO, S.A.B. DE

C.V., opinion of the Board of Directors regarding the

 content of the report from the General Director and

reports from the Board of Directors itself with

regard to the main accounting and information

policies and criteria followed in the preparation of

the financial information, as well as regarding the

operations and activities in which it has intervened,

 reports from the Chairpersons of the audit and

Corporate Practices Committees and the presentation

of the financial statements for the 2009 FY, in

accordance with the terms of Article 172 of the

general mercantile Companies Law and of the

applicable provisions from the Securities Market Law

PROPOSAL #3: Receive the report regarding fulfillment        ISSUER            YES             FOR                  FOR

 of the tax obligations

PROPOSAL #4: Approve the allocation of the results            ISSUER            YES             FOR                  FOR

account from the 2009 FY, in which are included the

declaration and payment of a cash dividend, in MXN,

in the amount of MXN 0.1296608 for each one of the

Series B shares and the amount of MXN 0.162076 for

each one of the Series D Shares, for a total of MXN

0.648304 for each FEMSA Unit B and MXN 0.777965 for

each FEMSA Unit BD

PROPOSAL #5: Approve to establish as the maximum                ISSUER            YES             FOR                  FOR

amount of funds that can be allocated to the purchase

 of the shares of the Company, the amount of MXN

3,000,000,000.00

PROPOSAL #6: Election of the members of the Board of         ISSUER            YES             FOR                  FOR

Directors and Secretaries,

PROPOSAL #7: Election of the members of the (i)                 ISSUER            YES             FOR                  FOR

Finance and planning, (ii) Audit and (iii)

PROPOSAL #8: Appointment of delegates to formalize            ISSUER            YES             FOR                  FOR

the resolutions of the meeting

PROPOSAL #9: Approve the reading and if relevant of          ISSUER            YES             FOR                  FOR

the meeting minutes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORMOSA CHEMICALS AND FIBRE CORP

  TICKER:                  N/A                 CUSIP:   Y25946107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of directors dismission               ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The issuance status of unsecured                 ISSUER             NO              N/A                  N/A

convertible bonds

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 4.5 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the proposal of the election          ISSUER            YES             FOR                  FOR

of the Directors

PROPOSAL #B.8: Elect Wang Kane as a Director [ID No:         ISSUER            YES             FOR                  FOR

A100684249]

PROPOSAL #B.9: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORMOSA INTERNATIONAL HOTELS CORP

  TICKER:                  N/A                 CUSIP:   Y2603W109

  MEETING DATE:      3/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve to revise the procedure of              ISSUER            YES             FOR                  FOR

acquiring or disposing asset

PROPOSAL #A.2: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORMOSA INTERNATIONAL HOTELS CORP

  TICKER:                  N/A                 CUSIP:   Y2603W109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 8.699 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from capital reserves, proposed bonus issue:100 for

1,000 Shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement, guarantee and monetary loans

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORMOSA PETROCHEMICAL CORP

  TICKER:                  N/A                 CUSIP:   Y2608S103

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the 2010 local unsecured        ISSUER             NO              N/A                  N/A

 corporate bonds

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.8 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of trading derivatives

PROPOSAL #B.5: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.6: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORMOSA PLASTICS CORP, TAIPEI

  TICKER:                  N/A                 CUSIP:   Y26095102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 4 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.5: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORMOSA SUMCO TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y26036106

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operation reports             ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The resignation of Directors                         ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit year 2009

PROPOSAL #2.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #2.4: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #2.5: Approve the discussion to the election        ISSUER            YES             FOR                  FOR

 of the Directors

PROPOSAL #3: Election of the Directors                                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Other issues and extraordinary motions           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORMOSA TAFFETA CO LTD

  TICKER:                  N/A                 CUSIP:   Y26154107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 0.8 per share

PROPOSAL #B.3: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

the Directors from participation in competitive

business

PROPOSAL #B.4: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FOSCHINI LTD

  TICKER:                  N/A                 CUSIP:   S29260122

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #o.1: Receive and adopt the annual financial        ISSUER            YES             FOR                  FOR

 statements of the Company and the Group for the YE

31 MAR 2009

PROPOSAL #o.2: Re-appoint KPMG Inc. as the Auditors          ISSUER            YES             FOR                  FOR

of the Company, until the following AGM and authorize

 the Directors to determine the remuneration for the

past year

PROPOSAL #o.3: Approve the remuneration to be paid to        ISSUER            YES             FOR                  FOR

 the Non-Executive Directors for the year ending 31

MAR 2010, details are as follows: Chairman: ZAR

800,000, Audit Committee Chairman: ZAR 125,000,

Director: ZAR 175,000, Member of the Audit Committee:

 ZAR 45,000, Member of the Remuneration Committee:

ZAR 37,500, Member of the Risk Committee: 37,500,

Member of the Transformation Committee: ZAR 37,500

PROPOSAL #o.4: Re-elect Prof F. Abrahams as a Non-            ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #o.5: Re-elect Mr. D. M. Nurek as a Non-               ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #o.6: Re-elect Mr. D. M. Polak as a Non-               ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #o.7: Re-elect Ms. K. N. Dhlomo as a Non-             ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #o.8: Re-elect Mr. P. S. Meiring as an                 ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #o.9: Re-elect Ms. N. V. Simamane as a Non-         ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #s.1: Approve, as a general approval                     ISSUER            YES             FOR                  FOR

contemplated in Sections 85(2) and 85(3) of the

Companies Act, 1973 [Act 61 of 1973] as amended

[''the Act''], the acquisition by the Company or any

of its subsidiaries from time to time of the issued

ordinary shares of the Company, upon such terms and

conditions and in such amounts as the Directors of

the Company may from time to time determine, but

subject to the Articles of Association of the

Company, the provisions of the Act and the Listings

Requirements of the JSE Limited [JSE] as presently

constituted and which may be amended from time to

time, and subject to the repurchase of securities

being effected through the order book operated by the

 JSE trading system and done without any prior

understanding or arrangement between the Company and

the counterparty [reported trades are prohibited];

repurchase may not be made at a price greater than

10% above the weighted average of the market value

for the securities for the 5 business days

immediately preceding the date on which the

transaction is effected; at any point in time, a

Company may only appoint 1 agent to effect any

repurchases on the Company's behalf ; issuers may

only undertake a repurchase of securities, if, after

such repurchase, it still complies with Paragraphs

3.37 to 3.41 concerning shareholder spread

requirements; an issuer or its subsidiary may not

repurchase securities during a prohibited period as

defined in Paragraph 3.67 and the acquisition of

ordinary shares in any 1 FY may not exceed, in

aggregate 20% of the Company's issued ordinary share

capital of that class, at the time that approval is

granted, and the acquisition of shares by a

subsidiary of the Company may not exceed 10% in

aggregate in any 1 FY of the number of issued shares

PROPOSAL #o.10: Authorize any Director of the Company        ISSUER            YES             FOR                  FOR

 to do all such things and sign all such documents as

 may be necessary for or incidental to the

implementation of Ordinary Resolutions 1 to 9 and

Special Resolution Number 1 proposed at the meeting

convened to consider this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FOSUN INTL LTD

  TICKER:                  N/A                 CUSIP:   Y2618Y108

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 of the Company and of Auditors for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.1: Re-elect Mr. Qin Xuetang as an                     ISSUER            YES         AGAINST           AGAINST

Executive Director of the Company

PROPOSAL #3.2: Re-elect Mr. Liu Benren as a Non-                ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #3.3: Re-elect Mr. Zhang Shengman as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #3.4: Re-elect Mr. Andrew Y. Yan as an                 ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #3.5: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the remuneration of the Directors

of the Company

PROPOSAL #4: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors and authorize the Board of Directors of the

Company to fix their remuneration

PROPOSAL #5: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to purchase the shares of the Company not exceeding

10% of the aggregate nominal amount of the issued

share capital of the Company as at the date of

passing of this resolution

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to issue, allot and deal with additional shares of

the Company not exceeding 20% of the aggregate

nominal amount of the issued share capital of the

Company as at the date of passing of this resolution

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors of the Company to issue,

allot and deal with additional shares in the capital

of the Company by the aggregate nominal amount of

shares repurchased by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FOXCONN TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y3002R105

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of joint-venture in                     ISSUER             NO              N/A                  N/A

People's Republic of China

PROPOSAL #A.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

cash dividend: TWD 0.8 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, stock dividend: 140 for 1,000

 shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Election of the Directors and the                ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from  participation in competitive  business

PROPOSAL #B.9: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRANSHION PROPERTIES (CHINA) LTD

  TICKER:                  N/A                 CUSIP:   Y2642B108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and the Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve to declare a final dividend for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #3: Re-elect Mr. Luo Dongjiang as a Non-               ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #4: Re-appointment of Ernst & Young as the          ISSUER            YES             FOR                  FOR

Auditors of the Company and to authorize the Board of

 Directors of the Company to fix their remuneration

PROPOSAL #5: Approve a general mandate to the                     ISSUER            YES             FOR                  FOR

Directors to repurchase shares, as specified

PROPOSAL #6: Approve a general mandate to the                     ISSUER            YES             FOR                  FOR

Directors to issue new shares, as specified

PROPOSAL #7: Approve the extension of the general              ISSUER            YES             FOR                  FOR

mandate to the Directors to issue new shares based on

 the number of shares repurchased, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRANSHION PROPERTIES (CHINA) LTD

  TICKER:                  N/A                 CUSIP:   Y2642B108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify and confirm the                 ISSUER            YES             FOR                  FOR

Acquisition Agreement, the Joint Venture Contract,

and the transactions contemplated under the

abovementioned documents [including the Transactions]

 [each capitalized term as defined and described in

the circular to the shareholders of the Company dated

 08 JUN 2010], and to authorize the Directors of the

Company to do all such deeds, acts, matters or things

 necessary or desirable for the purpose of or in

connection with the implementation of the foregoing

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUBON FINL HLDG CO LTD

  TICKER:                  N/A                 CUSIP:   Y26528102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 issuance status of unsecured         ISSUER             NO              N/A                  N/A

and subordinated corporate bonds

PROPOSAL #A.4: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The revision to the rules of board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #A.6: The promotion of relative laws and              ISSUER             NO              N/A                  N/A

regulations governing the same one person or the

connected proposes to hold more than ratio of voting

of shares of the same one financial holding Company

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 50

for 1,000 shares held

PROPOSAL #B.4: Approve the long-term capital injection      ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal and trading derivatives

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUSHAN INTERNATIONAL ENERGY GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y2677L104

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

to allot, issue or otherwise deal with additional

shares of the Company ['Shares'] or securities

convertible into Shares, options, warrants or similar

 rights to subscribe for any Shares, and to make or

grant offers, agreements, options and rights of

exchange or conversion which might require the

exercise of such powers, shall not in total exceed

20% of the aggregate nominal amount of the share

capital of the Company otherwise than pursuant to: i)

 a Rights Issue [as specified]; ii) the exercise of

the rights of subscription or conversion attaching to

 any warrants issued by the Company or any securities

 which are convertible into Shares; (iii) the

exercise of any option scheme or similar arrangement

for the time being adopted for the grant or issue to

eligible persons of Shares or rights to acquire

Shares; or (iv) any scrip dividend or similar

arrangement providing for the allotment of Shares in

lieu of the whole or part of a dividend on Shares

pursuant to the Articles of Association of the

Company from time to time; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by the

Articles of the Company or the Companies Ordinance

[Chapter 32 of the Law of Hong Kong] to be held]

PROPOSAL #2.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital of the Company from HKD 500,000,000 to

HKD 1,000,000,000 by the creation of additional

5,000,000,000 unissued Shares to rank pari passu in

all respects with the existing shares in the capital

of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUSHAN INTERNATIONAL ENERGY GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y2677L104

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify an Agreement dated          ISSUER            YES             FOR                  FOR

22 SEP 2009 [the First Agreement] entered into

between the Company, Sky Choice International Limited

 [Sky Choice] and Shougang Concord International

Enterprises Limited pursuant to which the Company has

 agreed to purchase from Sky Choice 154,166,874

shares of Mount Gibson Iron Limited at a

consideration of HKD 1,188,531,169, which will be

satisfied in full by the allotment and issue of

213,918,497 news shares [the First Consideration

Shares] by the Company to Sky Choice [or its

nominees] at an issue price of HKD 5.556 per First

Consideration Share, as specified; approve,

conditional upon the Listing Committee of The Stock

Exchange of Hong Kong Limited granting the listing

of, and the permission to deal in, the First

Consideration Shares, the allotment and issue of the

First Consideration Shares to Sky Choice [or its

nominees] at an issue price of HKD 5.556 per First

Consideration Share to satisfy the consideration for

the First Agreement; and authorize any 1 Director of

the Company, or any 2 Directors of the Company if the

 affixation of the common seal is necessary, for and

on behalf of the Company to execute all such other

documents, instruments and agreements and to do all

such acts or things deemed by him/them to be

incidental to, ancillary to or in connection with the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUSHAN INTERNATIONAL ENERGY GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y2677L104

  MEETING DATE:      11/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the revised supply          ISSUER            YES             FOR                  FOR

contract dated 06 OCT 2009 [the Second Revised Supply

 Contract] entered into between Shanxi Liulin Xingwu

Coalmine Company Limited [PRC Subsidiary A], Shanxi

Liulin Jinjiazhuang Coal Company Limited [PRC

Subsidiary B], Shanxi Liulin Zhaiyadi Coal Company

Limited [PRC Subsidiary C] [together known as PRC

Subsidiaries] and Mr. Xing Libin and his associates,

a copy of the Second Revised Supply Contract is

tabled at the meeting and marked A and initialled by

the chairman of the meeting for identification

purpose; [b] the cap amounts in respect of the Second

 Revised Supply Contract as specified in the circular

 of the Company dated 28 OCT 2009 [the Circular] for

each of the 2 FYE 31 DEC 2010; and c] authorize any 1

 Director of the Company, or any 2 Directors of the

Company if the affixation of the common seal is

necessary and if and where required, for and on

behalf of the Company to execute all such other

documents, instruments and agreements and to do all

such acts or things deemed by him/them to be

incidental to, ancillary to or in connection with the

 matters contemplated in the Second Revised Supply

Contract and to give effect to the Second Revised

PROPOSAL #2.: Approve and ratify the contract dated          ISSUER            YES             FOR                  FOR

06 OCT 2009 [the Intra-group Advances Master

Contract] entered into among the PRC Subsidiaries

pursuant to which the PRC Subsidiaries agreed that

each of the PRC Subsidiaries will make unsecured and

interest-free advances to one another [excluding the

provision of advances by [i] PRC Subsidiary A to PRC

Subsidiary C; and [ii] PRC Subsidiary B to PRC

Subsidiary C] for a term commencing on the effective

date of the Intra-group Advances Master Contract and

ending on 31 DEC 2010, a copy of the Intra-group

Advances Master Contract is tabled at the meeting and

 marked B and initialled by the chairman of the

meeting for identification purpose; [b] the cap

amounts in respect of the Intra-group Advances Master

 Contract as specified in the Circular for each of

the 2 FYE 31 DEC 2010; and [c] authorize any 1

Director of the Company, or any 2 Directors of the

Company if the affixation of the common seal is

necessary and if and where required, for and on

behalf of the Company to execute all such other

documents, instruments and agreements and to do all

such acts or things deemed by him/them to be

incidental to, ancillary to or in connection with the

 matters contemplated in the Intra-group Advances

Master Contract and to give effect to the Intra-group

PROPOSAL #3.: Approve the guarantee to be provided by        ISSUER            YES             FOR                  FOR

 the Company to China Merchant Bank Company Limited,

Shenzhen Branch [the Bank] in respect of a loan

facility of up to RMB 400,000,000 made available by

the Bank to the PRC Subsidiary A [the Guarantee to

PRC Subsidiary A] pursuant to a loan agreement to be

entered into between the Bank and the PRC Subsidiary

A; [b] the aggregate maximum liabilities of the

Company in respect of the Guarantee to PRC Subsidiary

 A [Maximum Guarantee Amount] equivalent to RMB

400,000,000 plus any interest accrued thereon, any

payment to be paid by PRC Subsidiary A upon default

of its repayment obligations, any costs and expenses

for enforcing the Guarantee to PRC Subsidiary A and

any loss and other relevant expenses incurred by the

Bank upon default of the payment obligations by PRC

Subsidiary A; and [c] authorize any 1 Director of the

 Company, or any 2 Directors of the Company if the

affixation of the common seal is necessary and if and

 where required, for and on behalf of the Company to

execute all such other documents, instruments and

agreements and to do all such acts or things deemed

by him/them to be incidental to, ancillary to or in

connection with the matters contemplated in the

Guarantee to PRC Subsidiary A and to give effect to

the Guarantee to PRC Subsidiary A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUSHAN INTERNATIONAL ENERGY GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y2677L104

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve a loan agreement dated 13 APR          ISSUER            YES             FOR                  FOR

2010 (the 'Loan Agreement') entered into between Jade

 Green Investments Limited (Jade Green) and Mr. Xing

Libin (Mr. Xing) pursuant to which Jade Green has

conditionally agreed to make available a loan of HKD

937,367,261 (RMB824,883,190) (the Loan) to Mr. Xing

for offsetting all outstanding liabilities owed by

Mr. Xing under a sale and purchase agreement dated 09

 MAY 2008 as at the date of the Loan Agreement in an

amount equal to the Loan amount, entered into, among

others, the Company, Jade Green and Mr. Xing and the

details of which are contained in a circular of the

Company dated 25 JUN 2008 and the transactions

contemplated there under and authorize any one

Director of the Company, or any two Directors of the

Company if the affixation of the common seal is

necessary, for and on behalf of the Company, to

execute all such other documents, instruments and

agreements and to do all such acts or things deemed

by him them to be incidental to, ancillary to or in

connection with the matters contemplated in the Loan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUSHAN INTERNATIONAL ENERGY GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y2677L104

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors and         ISSUER            YES             FOR                  FOR

the audited financial statements for the YE 31 DEC

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.A: Re-elect Mr. Wang Pingsheng as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.B: Re-elect Mr. Chen Zhouping as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.C: Re-elect Mr. Wong Lik Ping as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.D: Re-elect Mr. So Kwok Hoo as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.E: Re-elect Mr. Chen Zhaoqiang as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.F: Re-elect Mr. Liu Qingshan as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.G: Re-elect Mr. Zhang Wenhui as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.H: Re-elect Mr. Zhang Yaoping as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the Directors' remuneration for the year ending 31

DEC 2010 and all subsequent years

PROPOSAL #5: Appointment of the Auditors and                       ISSUER            YES             FOR                  FOR

authorize the Directors to fix their remuneration

PROPOSAL #6: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to issue and dispose of shares not

exceeding 20% of the existing issued share capital of

PROPOSAL #7: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 directors to repurchase shares not exceeding 10% of

the existing issued share capital of the Company

PROPOSAL #8: Approve to add, conditional upon the              ISSUER            YES             FOR                  FOR

passing of Resolution 7 above, the nominal amount of

repurchased shares to the general mandate given to

the Directors to allot shares

PROPOSAL #S.9: Adopt the new memorandum and Articles         ISSUER            YES             FOR                  FOR

of Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAFISA S A

  TICKER:                  N/A                 CUSIP:   P4408T158

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger, by the Company, of all the shares in

circulation issued by its subsidiary Construtora

Tenda S.A. share merger, signed by the Managements of

 the Companies on 09 NOV 2009, as well as the acts

and measures provided in that document

PROPOSAL #2.: Ratify the nomination and contracting          ISSUER            YES             FOR                  FOR

of Apsis Consultoria Empresarial LTDA to prepare the

valuation report on the shares issued by Construtora

Tenda S.A. that will be contributed to the capital of

 the Company, for the purposes of Articles 227 and 8

of Law Number 6404.76

PROPOSAL #3.: Approve the valuation report                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the share merger and the                   ISSUER            YES             FOR                  FOR

consequent increase in share capital of the Company,

through the issuance of common shares to be

subscribed for and paid in by the Managers of

Construtora Tenda S.A. in the name of its

shareholders, with the consequent amendment of

Article 5 of the Company's Corporate Bylaws so as to

reflect the mentioned increase

PROPOSAL #5.: Approve the assumption, by the Company,        ISSUER            YES         AGAINST           AGAINST

 of the options granted and not exercised within the

context of the Stock Option Plan of Construtora Tenda

 S.A.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAFISA S A

  TICKER:                  N/A                 CUSIP:   P4408T158

  MEETING DATE:      2/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to increase of the limit of the         ISSUER            YES             FOR                  FOR

authorized capital of Company to 300,000,000 common

shares, with the consequent amendment of the main

part of Article 6 of the Corporate By-Laws

PROPOSAL #2: Approve to split the common shares                 ISSUER            YES             FOR                  FOR

issued by the Company, in the proportion of 1/2 i.e.,

 two new shares in the place of each share existing

on the date of the resolution, with the consequent

amendment of the main part of Article 5 of the

Corporate By-Laws of the Company and without a change

 in the amount of the share capital

PROPOSAL #3: Approve, if the matter contained in Item        ISSUER            YES             FOR                  FOR

 II above is approved, a new amendment of the main

part of Article 6 of the Corporate By-Laws of the

Company for the purpose of adjusting the authorized

capital to the split of the common shares issued by

the Company, in the same proportion of 2/1, with, as

a consequence, the increase that is the subject of

Item I coming to be considered from 300,000,000

common shares to 600,000,000 common shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAFISA S A

  TICKER:                  N/A                 CUSIP:   P4408T158

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts of the                              ISSUER            YES             FOR                  FOR

Administrators, the financial statements regarding

the FYE 31 DEC 2009

PROPOSAL #2: Approve to decide on the allocation of          ISSUER            YES             FOR                  FOR

the net profits from the FY of 2008 and the

distribution of dividends in the amount of BRL

50,716,096.23

PROPOSAL #3: Election of the members of the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Approve to set the amount of the                     ISSUER            YES             FOR                  FOR

aggregate remuneration to be paid to the

Administrators of the Company in the 2010 FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAFISA S A

  TICKER:                  N/A                 CUSIP:   P4408T158

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Article 5 of the Corporate              ISSUER            YES             FOR                  FOR

Bylaws of the Company in such a way as to reflect the

 capita l increases approved by the Board of

Directors, within the limit of the authorized

capital, to the date t he general meeting is held

PROPOSAL #2.a: Amend the Article 3 , in such a way as        ISSUER            YES             FOR                  FOR

 to correct the reference to other Articles of the

Corporate Bylaws

PROPOSAL #2.b: Amend the Article 18, in such a way as        ISSUER            YES             FOR                  FOR

 to establish the method for replacing Members of the

 Board of Directors, in the event they are

temporarily impeded or absent or there is a vacancy

PROPOSAL #2.c: Amend the line W of Article 21, in              ISSUER            YES             FOR                  FOR

such a way as to correct the reference to another

Article of the Corporate Bylaws

PROPOSAL #2.d: Amend the inclusion of New Articles            ISSUER            YES             FOR                  FOR

29, 30, 31 and 32, in order to include in the

Corporate Bylaws the duties and powers of the Chief

Financial Officer, of the Construction Superintendent

 Officer, of the development Superintendent Officer

and of the Institutional Relations Officer, with the

consequent renumbering of the specified Articles

PROPOSAL #3: Approve to consolidate the Corporate              ISSUER            YES             FOR                  FOR

Bylaws of the Company

PROPOSAL #4: Approve in guarantee of the obligations         ISSUER            YES             FOR                  FOR

of the Company, within the framework of its seventh

issuance of simple debentures, not convertible into

shares, in a single and indivisible lot, in a single

series, with a floating guarantee and an additional

guarantee including collateral guarantees, for public

 distribution seventh issuance, approved at the EGM

held on 16 NOV 2009, to authorize the constitution of

 a deed of trust on the real property that is part of

 the real estate developments financed by the seventh

 issuance in favor of the debenture holder,

represented by the Trustee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAFISA S A

  TICKER:                  N/A                 CUSIP:   P4408T158

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger of shares relative to the merger, into the

Company, of all of the shares issued buy Shertis

Empreendimentos E Particiapacoes S.A., Shertis, with

corporate taxpayer ID number 11.039.942.0001.08,

share merger, the principal asset of which consists

of shares representative of 20% of the share capital

of Alphaville Urbanismo S.A., a USA, as well as the

other acts and measures contemplated in it

PROPOSAL #2.: Ratify the appointment and hiring of            ISSUER            YES             FOR                  FOR

the specialized Company Apsis Consultoria Empresarial

 Ltda., Apsis, responsible for the preparation of the

 valuation report, at book value, of the shares

issued by shertis that will be merged into the share

capital of the Company, valuation report

PROPOSAL #3.: Approve the valuation report presented         ISSUER            YES             FOR                  FOR

by Apsis, which was prepared on the basis of the

special Shertis balance sheet dated 31 DEC 2009 and

audited by Terco Grant Thornton Auditors Independents

PROPOSAL #4.: Approve the share merger and the                   ISSUER            YES         AGAINST           AGAINST

consequent increase of the share capital of the

Company, to be subscribed for and paid in by the

managers of Shertis, through the contribution to the

Company of the shares representative of the share

capital of the mentioned Company

PROPOSAL #5.: Approve the new wording of Article 5 of        ISSUER            YES         AGAINST           AGAINST

 the Corporate By-Laws relative to the share capital

for the purpose of reflecting the increase in the

share capital of the Company as a result of the share

 merger

PROPOSAL #6.: Approve the consolidation of the                   ISSUER            YES         AGAINST           AGAINST

Corporate By-Laws of the Company

PROPOSAL #7.: Authorize the managers of the Company          ISSUER            YES             FOR                  FOR

to do all the acts necessary to effectuate the

mentioned share merger and the other proposed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAIL (INDIA) LTD

  TICKER:                  N/A                 CUSIP:   Y2682X135

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009, profit & loss

account for the YE 31 MAR 2009, Directors' report,

the Auditors' report and the comments thereupon of

Comptroller & Auditor General of India

PROPOSAL #2.: Declare a final dividend of 30% [INR 3         ISSUER            YES             FOR                  FOR

per share] on the paid-up equity share capital of the

 Company for the YE 31 MAR 2009 as recommended by the

 Board and the interim dividend of 40% [ INR 4 per

share] already paid in the month of February 2009

PROPOSAL #3.: Re-appoint Shri. A. K. Purwaha as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri. S. Sundareshan as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company to decide and fix the remuneration of the

Statutory/Branch Auditors of the Company in terms of

the provisions of Section 224(8)(aa) of the Companies

 Act, 1956 for the FY 2009-2010, as may be deemed fit

 by the Board

PROPOSAL #6.: Appoint Prof. A. Q. Contractor as a              ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #7.: Appoint Shri Apurva Chandra as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #8.: Appoint Shri R. D. Goyal as a Director         ISSUER            YES             FOR                  FOR

of the Company, who is liable to retire by rotation,

on such terms and conditions, remuneration and tenure

 as may be determined by the President of India from

time to time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAMUDA BHD

  TICKER:                  N/A                 CUSIP:   Y2679X106

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the payment of the Directors'          ISSUER            YES             FOR                  FOR

fees of MYR 334,000 for the YE 31 JUL 2009

PROPOSAL #2.: Re-elect Y. Bhg Tan Sri Dato' Seri Dr          ISSUER            YES             FOR                  FOR

Haji Zainul Ariff bin Haji Hussain as a Director, who

 retires pursuant to Article 95 of the Company's

Articles of Association

PROPOSAL #3.: Re-elect Y. Bhg Dato' Haji Azmi bin Mat        ISSUER            YES             FOR                  FOR

 Nor, who retires pursuant to Article 95 of the

Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Saw Wah Theng as a                     ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 95 of the

Company's Articles of Association

PROPOSAL #5.: Re-appoint Y. Bhg Tan Sri Dato' Ir                ISSUER            YES             FOR                  FOR

Talha bin Haji Mohd Hashim as a Director of the

Company, who retires pursuant to Section 129 of the

Companies Act, 1965, to hold office until the

conclusion of the next AGM

PROPOSAL #6.: Re-appoint Y. Bhg Tan Sri Dato' Mohd            ISSUER            YES             FOR                  FOR

Ramli bin Kushairi as a Director of the Company, who

retires pursuant to Section 129 of the Companies Act,

 1965, to hold office until the conclusion of the

next AGM

PROPOSAL #7.: Re-appoint Y. Bhg Dato' Ir Kamarul                ISSUER            YES             FOR                  FOR

Zaman bin Mohd Ali as a Director of the Company, who

retires pursuant to Section 129 of the Companies Act,

 1965, to hold office until the conclusion of the

PROPOSAL #8.: Re-appoint Y.M. Raja Dato' Seri Abdul          ISSUER            YES             FOR                  FOR

Aziz bin Raja Salim as a Director of the Company, who

 retires pursuant to Section 129 of the Companies

Act, 1965, to hold office until the conclusion of the

 next AGM

PROPOSAL #9.: Re-appoint Messrs. Ernst & Young, the          ISSUER            YES             FOR                  FOR

retiring Auditors and authorize the Directors to fix

their remuneration

PROPOSAL #10.: Authorize the Company, subject to the         ISSUER            YES             FOR                  FOR

provisions of the Companies Act, 1965, the Articles

of Association of the Company, the requirements of

Bursa Malaysia Securities Berhad [Bursa Securities]

main Market Listing requirements and the approvals of

 all relevant Government and/or Regulatory

Authorities, to purchase such number of ordinary

shares of MYR 1.00 each of the Company [Proposed

Share Buy-back] as may be determined by the Directors

 of the Company from time to time through Bursa

Securities upon such terms and conditions as the

Directors may deem fit in the interest of the Company

 provided that the aggregate number of shares to be

purchased pursuant to this resolution does not exceed

 10% of the total issued and paid-up share capital

for the time being of the Company and an amount not

exceeding the retained profits and/or share premium

of the Company be allocated by the Company for the

Proposed Share Buy-back; and at the discretion of the

 Directors, upon such purchase by the Company of its

own shares, the purchased shares will be cancelled

and/or retained as treasury shares and subsequently

be cancelled, distributed as dividends or resold on

Bursa Securities; and authorize the Directors to do

all acts and things and to enter into and execute all

 commitments, transactions, deeds, agreements,

arrangements, undertakings, indemnities, transfers,

assignments and/or guarantees as the Directors may

deem fit and expedient in order to implement,

finalize and give full effect to the proposed Share

Buy-back with full powers to assent to any

conditions, modifications, revaluations, variations

and/or amendments as may be required or imposed by

any relevant authorities and/or any amendments,

variations and/or modifications in the interest of

the Company as may be approved by any relevant

authorities if such approvals are required;

[Authority expires earlier at the conclusion of the

next AGM of the Company or the expiration of the

period within which the next AGM after that date is

required by law to be held], but not so as to

prejudice the completion of the purchase of its own

shares by the Company before the aforesaid expiry

date and, in any event, in accordance with the

provisions of the Listing Requirements of Bursa

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAMUDA BHD

  TICKER:                  N/A                 CUSIP:   Y2679X106

  MEETING DATE:      4/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Bursa Malaysia Securities            ISSUER            YES             FOR                  FOR

Berhad  Bursa Securities  for the admission of the

warrants to the official list of the main market of

Bursa Securities, the listing and quotation of the

warrants and new shares to be issued pursuant to the

exercise of the warrants on the main market of Bursa

Securities and the approval of other relevant

authorities; authorize the Board of Directors of the

Company  Board  to provisionally allot by way of a

renounceable rights issue up to 267,696,915 warrants

at an issue price of MYR 0.10 per Warrant to the

shareholders of the Company whose names appear in the

 record of depositors at the close of business on an

entitlement date to be determined by the Board

Entitled Shareholders , CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAZPROM NEFT OJSC, ST.PETERSBURG

  TICKER:                  N/A                 CUSIP:   X7813K101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the balance sheet, profit and            ISSUER            YES             FOR                  FOR

loss statement

PROPOSAL #3: Approve the profit and loss distribution        ISSUER            YES             FOR                  FOR

 and dividend payment at RUB 3.57 per ordinary share

for the year 2009

PROPOSAL #4.1: Election of Alisov Vladimir                          ISSUER            YES             FOR                  FOR

Mikhailovich to the Board of Directors

PROPOSAL #4.2: Election of Garaev Marat Marselevich          ISSUER            YES             FOR                  FOR

to the Board of Directors

PROPOSAL #4.3: Election of Golubev Valery                            ISSUER            YES             FOR                  FOR

Alexandrovich to the Board of Directors

PROPOSAL #4.4: Election of Dubik Nikolay Nikolaevich         ISSUER            YES             FOR                  FOR

to the Board of Directors

PROPOSAL #4.5: Election of Dyukov Alexandr                          ISSUER            YES             FOR                  FOR

Valerievich to the Board of Directors

PROPOSAL #4.6: Election of Kalinkin Alexandr                       ISSUER            YES             FOR                  FOR

Vyacheslavovich to the Board of Directors

PROPOSAL #4.7: Election of Kruglov Andrey                            ISSUER            YES             FOR                  FOR

Vyacheslavovich to the Board of Directors

PROPOSAL #4.8: Election of Miller Alexey Borisovich          ISSUER            YES             FOR                  FOR

to the Board of Directors

PROPOSAL #4.9: Election of Miheev Alexandr                          ISSUER            YES             FOR                  FOR

Leonidovich to the Board of Directors

PROPOSAL #4.10: Election of Pavlova Olga Petrovna to         ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #4.11: Election of Podyuk Vasiliy                          ISSUER            YES             FOR                  FOR

Grigorievich to the Board of Directors

PROPOSAL #4.12: Election of Seleznev Kirill                        ISSUER            YES             FOR                  FOR

Gennadievich to the Board of Directors

PROPOSAL #5.1: Election of Arkhipov Dmitry                          ISSUER            YES             FOR                  FOR

Alexandrovich to the Audit Commission

PROPOSAL #5.2: Election of Kovalev Vitaliy                          ISSUER            YES             FOR                  FOR

Anatolievich to the Audit Commission

PROPOSAL #5.3: Election of Frolov Alexandr                          ISSUER            YES             FOR                  FOR

Alexandrovich to the Audit Commission

PROPOSAL #6: Approve the External Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the remuneration to the Board of        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #8: Approve the remuneration to the Audit            ISSUER            YES             FOR                  FOR

Commission

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAZPROM O A O

  TICKER:                  N/A                 CUSIP:   368287207

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #10.71: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Invest

 Yug, pursuant to which ZAO Gazprom Invest Yug

undertakes, within the period between July 1, 2010

and December 31, 2011, acting on OAO Gazprom's

instructions, to provide services related to

implementation of OAO Gazprom's investment projects

involving construction and commissioning of

facilities and OAO Gazprom undertakes to pay for such

 services the maximum amount of 9 billion Rubles

PROPOSAL #10.72: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazpromtrans,

pursuant to which OOO Gazpromtrans undertakes, within

 the period between July 1, 2010 and December 31,

2011, acting on OAO Gazprom's instructions, to

provide services related to implementation of OAO

Gazprom's investment projects involving construction

and commissioning of facilities and OAO Gazprom

undertakes to pay for such services the maximum

amount of 600 million Rubles

PROPOSAL #10.73: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gaztelecom,

pursuant to which ZAO Gaztelecom undertakes, within

the period between July 1, 2010 and December 31,

2011, acting on OAO Gazprom's instructions, to

provide services related to implementation of OAO

Gazprom's investment projects involving construction

and commissioning of facilities and OAO Gazprom

undertakes to pay for such services the maximum

amount of 80 million Rubles

PROPOSAL #10.74: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom

Tsentrremont, pursuant to which OOO Gazprom

Tsentrremont undertakes, within the period between

July 1, 2010 and December 31, 2011, acting on OAO

Gazprom's instructions, to provide services related

to implementation of OAO Gazprom's investment

projects involving construction and commissioning of

facilities, and OAO Gazprom undertakes to pay for

such services the maximum amount of 1.6 billion Rubles

PROPOSAL #10.75: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, in the event of loss

or destruction of, or damage to, including

deformation of the original geometrical dimensions of

 the structures or individual elements of, machinery

or equipment; linear portions, technological

equipment and fixtures of trunk gas pipelines,

petroleum pipelines or refined product pipelines;

property forming part of wells; natural gas held at

the facilities of the Unified Gas Supply System in

the course of transportation or storage in

underground gas storage reservoirs [insured

property], as well as in the event of losses incurred

 by OAO Gazprom as a result of an interruption in

production operations due to destruction or loss of

or damage to insured property [insured events], to

make payment of insurance compensation to OAO Gazprom

 or OAO Gazprom's subsidiary companies to which the

insured property has been leased [beneficiaries] up

to the aggregate insurance amount not exceeding 10

trillion Rubles in respect of all insured events, and

 OAO Gazprom undertakes to pay OAO SOGAZ an insurance

 premium in an aggregate maximum amount of 5 billion

Rubles, with each agreement having an effective term

PROPOSAL #10.76: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, in the event that

harm is caused to life, health or property of other

persons or the natural environment as a result of an

emergency or incident occurring, among other things,

as a result of a terrorist act at a hazardous

industrial facility operated by OAO Gazprom [insured

events], to make an insurance payment to physical

persons whose life, health or property has been

harmed, to legal entities whose property has been

harmed or to the state, acting through those

authorized agencies of executive power whose

competence includes environmental protection

management, in the event that harm is caused to the

natural environment [beneficiaries] up to an

aggregate insurance amount not exceeding 30 million

Rubles, and OAO Gazprom undertakes to pay an

insurance premium in an aggregate maximum amount of

PROPOSAL #10.77: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, in the event that

harm is caused to the life or health of OAO Gazprom's

 employees [insured persons] as a result of an

accident that occurs during the period of the

insurance coverage on a 24-hour-a-day basis or

diseases that are diagnosed during the effective

period of the agreements [insured events], to make an

 insurance payment to the insured person or the

person designated by him as his beneficiary or to the

 heir of the insured person [beneficiaries], up to

the aggregate insurance amount not exceeding 150

billion Rubles, and OAO Gazprom undertakes to pay OAO

 SOGAZ an insurance premium in an aggregate maximum

amount of 40 million Rubles, each agreement having an

 effective term of 1 year

PROPOSAL #10.78: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ,

pursuant to which OAO SOGAZ undertakes, in the event

that harm is caused to the life or health of

employees of OAO Gazprom's branch responsible for the

 administration of OAO Gazprom premises [insured

persons] as a result of an accident occurring during

the performance by an insured person of his official

duties, including the time of travel from the place

of residence of such person to the place of the

performance of his official duties, and back, within

2.5 hours before the beginning and after the end of

the working day [insured events], to make an

insurance payment to the insured person or the person

 designated by him as his beneficiary or to a heir of

 the insured person [beneficiaries], up to the

aggregate insurance amount not exceeding 279.66

million Rubles, and OAO Gazprom undertakes to pay OAO

 SOGAZ an insurance premium in an aggregate maximum

amount of 589,000 Rubles, each agreement having an

PROPOSAL #10.79: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, whenever employees of

 OAO Gazprom or members of their families or non-

working retired former employees of OAO Gazprom or

members of their families [insured persons who are

beneficiaries] apply to a health care institution for

 the provision of medical services [insured events],

to arrange and pay for the provision of medical

services to the insured persons up to the aggregate

insurance amount not exceeding 90 billion Rubles and

OAO Gazprom undertakes to pay OAO SOGAZ an insurance

premium in an aggregate maximum amount of 200 million

 Rubles, each agreement having an effective term of 1

PROPOSAL #10.80: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, whenever employees of

 OAO Gazprom's branch responsible for the

administration of OAO Gazprom premises, members of

their families or nonworking retired former employees

 of OAO Gazprom's branch responsible for the

administration of OAO Gazprom premises [insured

persons who are beneficiaries] apply to a health care

 institution for the provision of medical services

[insured events], to arrange and pay for the

provision of medical services to the insured persons

up to the aggregate insurance amount not exceeding

154.3 million Rubles and OAO Gazprom undertakes to

pay OAO SOGAZ an insurance premium in an aggregate

maximum amount of 151.2 million Rubles, each

agreement having an effective term of 1 year

PROPOSAL #10.81: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, whenever employees of

 OAO Gazprom's branch OAO Gazprom Avtopredpriyatie,

members of their families or non-working retired

former employees of OAO Gazprom's branch OAO Gazprom

Avtopredpriyatie or members of their families

[insured persons who are beneficiaries] apply to a

health care institution for the provision of medical

services [insured events], to arrange and pay for the

 provision of medical services to the insured persons

 up to the aggregate insurance amount not exceeding

62.8 million Rubles and OAO Gazprom undertakes to pay

 OAO SOGAZ an insurance premium in an aggregate

maximum amount of 59.03 million Rubles, each

agreement having an effective term of 1 year

PROPOSAL #10.82: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, whenever harm [damage

 or destruction] is caused to a transportation

vehicle owned by OAO Gazprom, or such vehicle is

stolen or hijacked, or an individual component, part,

 unit, device or supplementary equipment installed on

 such transportation vehicle is stolen [insured

events], to make an insurance payment to OAO Gazprom

[beneficiary] up to the aggregate insurance amount

not exceeding 1,183.6 million Rubles and OAO Gazprom

undertakes to pay OAO SOGAZ an insurance premium in

an aggregate maximum amount of 22.49 million Rubles,

each agreement having an effective term of 1 year

PROPOSAL #10.83: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreement between OAO Gazprom and OAO SOGAZ pursuant

to which OAO SOGAZ undertakes, in the event of:

assertion of claims against members of the Board of

Directors or the Management Committee of OAO Gazprom

who are not persons holding state positions in the

Russian Federation or positions in the state civil

service [insured persons] by physical persons or

legal entities for whose benefit the agreement will

be entered into and who could suffer harm, including

shareholders of OAO Gazprom, debtors and creditors of

 OAO Gazprom, employees of OAO Gazprom, as well as

the Russian Federation represented by its authorized

agencies and representatives [third parties

[beneficiaries]] for compensation of losses resulting

 from unintentional erroneous acts [omissions] of

insured persons in the conduct by them of their

management activities; the insured persons incurring

judicial or other costs in settling such claims;

assertion of claims against OAO Gazprom by third

persons [beneficiaries] for compensation of losses

resulting from unintentional erroneous acts

[omissions] of insured persons in the conduct by them

 of their management activities on the basis of

claims asserted with respect to OAO Gazprom's

securities, as well as claims originally asserted

against insured persons; OAO Gazprom incurring

judicial or other costs in settling such claims

[insured events], to make an insurance payment to

third parties [beneficiaries] whose interests were

prejudiced, as well as insured persons and/or OAO

Gazprom in the event of incurrence of judicial or

other costs involved in settling claims for

compensation of losses, up to the aggregate insurance

 amount not exceeding the Ruble equivalent of 100

million U.S. Dollars, and OAO Gazprom undertakes to

pay OAO SOGAZ an insurance premium in an aggregate

maximum amount equal to the Ruble equivalent of 2

million U.S. Dollars, such agreement having an

PROPOSAL #10.84: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Vostokgazprom,

 ZAO Gaztelecom, OAO Gazprom Promgaz, OAO

Gazpromregiongaz, OOO Gazprom Export, OOO

Gazpromtrans, ZAO Gazprom Invest Yug, OAO Gazprom

Space Systems, OOO Gazprom Komplektatsiya, ZAO

Gazprom Neft Orenburg, OAO Gazprom Neft , OAO

Druzhba, OAO Lazurnaya, OOO Mezhregiongaz, OAO

Salavatnefteorgsintez, OAO SOGAZ, DOAO

Tsentrenergogaz of OAO Gazprom, OAO Tsentrgaz,

Gazprombank [Open Joint Stock Company] and ZAO

Yamalgazinvest [the Contractors] pursuant to which

the Contractors undertake to provide, from August 30,

 2010 to December 31, 2010, in accordance with

instructions from OAO Gazprom, services of arranging

for and carrying out stocktaking of fixed assets of

OAO Gazprom that are to be leased to the Contractors,

 and OAO Gazprom undertakes to pay for such services

an aggregate maximum amount of 3 million Rubles

PROPOSAL #10.85: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes, within the period between July 1, 2010

and November 30, 2011, to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Development of

regulatory and methodological documentation ensuring

reliability and development of gas distribution

systems; Development of recommendations concerning

the selection of gas supply options in respect of

remote and newly commissioned gas consuming

facilities; Predictive estimate of efficient areas

and volumes of the use of natural gas and other types

 of fuel and energy resources in regions of Eastern

Siberia and the Far East through the year of 2030

under different economic development scenarios; Flow

diagram of development of Severokolpakovskoye gas

condensate field with identification of a pilot

production period; Development of OAO Gazprom's

technical policy covering the energy parameters of

the unified gas supply system through the year of

2020 and deliver the research results to OAO Gazprom,

 and OAO Gazprom undertakes to accept of the research

 results and pay for such work an aggregate maximum

PROPOSAL #10.86: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 November 30, 2011 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Preparation of

regulatory and methodological documents on ensuring

control of development of natural gas fields at OAO

Gazprom; Technical and economic considerations

concerning the utilization residual gas at Astrakhan

Gas Processing Facility; Development of permanent

geological and technological [geological and

filtration] models of Kshuk and Lower Kvakchik gas

condensate fields; Development of a methodology for

cost-effective management of low pressure trunk

transportation of gas in a gas transportation system

with compressor plants equipped with full-pressure

gas pumping units [based on the example of GTS OOO

Gazprom Transgaz Yugorsk]; Development of regulatory

and technical documentation for arrangement for and

conduct of repairs of OAO Gazprom's facilities,

delivering the research results to OAO Gazprom and

OAO Gazprom undertakes to accept the research results

 and pay for such work an aggregate maximum amount of

PROPOSAL #10.87: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 November 30, 2011 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Development of

regulatory documentation for the information support

of prospecting and development of gas condensate and

oil and gas condensate fields in the area of the

study of gas condensate parameters of wells and

deposits, planning and monitoring of the mining

process; Information and analytical support of the

management of gas distribution to consumers in

Russian Federation regions, including monitoring of

the load of gas pipeline branches and analysis of the

 compliance with the terms of permits for the use of

gas; Development of a set of regulatory documents

relating to standardization of the dispatch control

of gas supply systems; Development of regulatory and

methodological basis facilitating the preparation of

development and exploitation of methane-coal

deposits, delivering the research results to OAO

Gazprom and OAO Gazprom undertakes to accept the

research results and pay for such work an aggregate

maximum amount of 321.7 million Rubles

PROPOSAL #10.88: Approve, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, Agreements

between OAO Gazprom and OAO Gazprom Promgaz, pursuant

 to which OAO Gazprom Promgaz undertakes within the

period between July 1, 2010 and December 31, 2012 to

perform, acting on OAO Gazprom's instructions,

research work for OAO Gazprom covering the following

subject: A program of commissioning gas pipeline

branches through the year of 2030, delivering the

research results to OAO Gazprom and OAO Gazprom

undertakes to accept the research results and pay for

 such work an aggregate maximum amount of 100 million

 Rubles

PROPOSAL #10.89: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 December 31, 2011 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subject: Development of a

system of costing design and exploration operations

at OAO Gazprom's facilities on the basis of labor

costs, delivering the research results to OAO Gazprom

 and OAO Gazprom undertakes to accept the research

results and pay for such work an aggregate maximum

amount of 58 million Rubles

PROPOSAL #10.90: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 December 31, 2010 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subject: Development of

corporate unit rates for construction and assembly,

drilling, start-up and commissioning work by clusters

 of concentrated construction in prices current as of

 01 JAN 2010 [by types of directories of state and

industry cost estimation standards used in the design

 of production facilities], delivering the research

results to OAO Gazprom and OAO Gazprom undertakes to

accept the research results and pay for such work an

aggregate maximum amount of 35 million Rubles

PROPOSAL #10.91: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 December 31, 2011 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subject: Improvement of the

technology of natural gas conversion on a

bifunctional catalytic agent with the production of

synthetic liquid fuel and development of proposals

for the introduction of the developed technological

solutions for pilot production purposes, delivering

the research results to OAO Gazprom and OAO Gazprom

undertakes to accept the research results and pay for

 such work an aggregate maximum amount of 360 million

PROPOSAL #10.92: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 December 31, 2012 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subject: Development of plans

 of activities for supply of natural gas and

gasification of regions of Eastern Siberia and the

Far East, delivering the research results to OAO

Gazprom and OAO Gazprom undertakes to accept the

research results and pay for such work an aggregate

maximum amount of 14.5 million Rubles

PROPOSAL #10.93: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz pursuant to which OAO Gazprom Promgaz

undertakes to perform, within the period between July

 1, 2010 and December 31, 2011, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Development of a

Comprehensive Program for Early Diagnostics and

Prevention of Cardiovascular Diseases of OAO

Gazprom's Personnel; Development of an Occupational

Risk Management System and a Program for Prevention

of Injuries to Personnel at OAO Gazprom's

Enterprises; Development of a regulatory and

methodological framework for the vocational selection

 of personnel at OAO Gazprom's organizations for work

 on a rotational team basis; and Development of a

Comprehensive Program for Early Identification and

Prevention of Oncological Diseases of OAO Gazprom's

Personnel, delivering the research results to OAO

Gazprom and OAO Gazprom undertakes to accept the

research results and pay for such work an aggregate

PROPOSAL #10.94: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz pursuant to which OAO Gazprom Promgaz

undertakes to perform, within the period between July

 1, 2010 and December 31, 2012, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Development of a

system of medical, sanitary and psychological support

 for work at the Shtokman field with the use of

rotational team labor system and Development of

unified standards for evaluating [monitoring] and

forecasting the impact of natural, environmental and

production factors on the state of human health in

the area of construction of the Pre-Caspian gas

pipeline, development of the Caspian Sea shelf and

Central Asian oil and gas fields, delivering the

research results to OAO Gazprom and OAO Gazprom

undertakes to accept the research results and pay for

 such work an aggregate maximum amount of 116 million

PROPOSAL #10.95: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes, within the period between July 1, 2010

and December 31, 2010, acting on OAO Gazprom's

instructions, to provide services related to express

assessment of estimated cost of OAO Gazprom's

commissioned facilities, determination of the

operational cost and expenses included in Chapters 1

and 9 of the consolidated estimates of the

construction cost of OAO Gazprom's facilities in

accordance with statutory, methodological and

regulatory documentation effective as of January 1,

2010, with the purpose of establishing effective

control over the use of the mentioned limits,

analysis of the labor costs involved in the design of

 mining facilities, trunk gas pipelines and

compressor plants on the basis of actual data

provided by OAO Gazprom's design institutions,

support of the Comprehensive Plan of Activities for

Optimizing the Company's Costs Structure in terms of

cost estimation-related regulatory framework and

assessment of cost estimation-related regulatory

documents facilitating the introduction of new

construction technologies, and OAO Gazprom undertakes

 to pay for such services an aggregate maximum amount

PROPOSAL #10.96: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes, within the period between July 1, 2010

and July 1, 2012 to perform, acting on OAO Gazprom's

instructions, research work for OAO Gazprom covering

the following subject: Assessment of opportunities

for the sale of methane extracted at the primary

production sites of Kuznetsk Coal Basin, delivering

the research results to OAO Gazprom, and OAO Gazprom

undertakes to accept of the research results and pay

for such work an aggregate maximum amount of 35

million Rubles

PROPOSAL #10.97: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz and OAO Gazprom Space Systems [the

Contractors], pursuant to which the Contractors

undertake, within the period between July 1, 2010 and

 December 31, 2010, acting on OAO Gazprom's

instructions, to provide services related to

implementation of programs of scientific and

technical cooperation of OAO Gazprom with foreign

partner companies and OAO Gazprom undertakes to pay

for such services an aggregate maximum amount of 2

PROPOSAL #10.98: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gaztelecom,

pursuant to which ZAO Gaztelecom undertakes, within

the period between July 1, 2010 and December 31,

2011, to perform, acting on OAO Gazprom's

instructions, a set of work relating to technical

maintenance of OAO Gazprom's technological assets

constituting elements of communication lines and

equipment of the fiber optic communication system of

Yamal–Europe pipeline in the territories of the

Russian Federation and the Republic of Belarus,

delivering the results to OAO Gazprom, and OAO

Gazprom undertakes to accept of the results of the

operations and pay for such work an aggregate maximum

PROPOSAL #10.99: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of an

agreement between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz will

deliver to OAO Gazprom complete exclusive rights to

utility model Corporate system for collecting space

data required for the design and operation of long-

distance technical structures, prospecting of oil and

 gas fields and their development and operation owned

 by it, and OAO Gazprom undertakes to pay OAO Gazprom

 Promgaz a fee for the acquisition of exclusive

rights to the utility model in an aggregate maximum

amount of 20,000 Rubles

PROPOSAL #10100: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, ZAO Gazprom Invest Yug and OAO Tomskgazprom

[the Licensees], pursuant to which OAO Gazprom will

grant the Licensees ordinary [non-exclusive] license

to use computer software package Software for

computation of cost estimates based on the resource

method under the current level of well construction

prices by recording it in the memory of the

Licensees' computers, and the Licensees will pay OAO

Gazprom a license fee in an aggregate maximum amount

of 975,000 Rubles

PROPOSAL #10101: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazpromtrans,

ZAO Yamalgazinvest, OOO Mezhregiongaz, OAO

Gazpromregiongaz, OAO Salavatnefteorgsintez, OOO REP

and Gazpromipoteka Fund [the Licensees], pursuant to

which OAO Gazprom will grant the Licensees an

ordinary [non-exclusive] license to use OAO Gazprom's

 trade marks, registered in the State Register of

Trade Marks and Service Marks of the Russian

Federation, as follows: on goods, labels or packaging

 of goods which are produced, offered for sale, sold

or displayed at exhibitions or fairs or otherwise

introduced into civil transactions in the territory

of the Russian Federation, are stored or transported

for such purpose or brought into the territory of the

 Russian Federation; in connection with performance

of work or provision of services, including the

development of oil and gas fields or construction of

oil or gas pipelines; on covering, business and other

 documentation, including documentation related to

introduction of goods into civil transactions; in

offers for the sale of goods, performance of work or

provision of services, as well as in announcements,

advertisements, in connection with the conduct of

charitable or sponsored events, in printed

publications, on official letterheads, on signs,

including signs on administrative buildings,

industrial facilities, multi-functional refueling

complexes providing accompanying types of roadside

service, shops, car washing units, cafes, car

service/tire fitting businesses, recreational

services centers, on transportation vehicles, as well

 as on clothes and individual protection gear; on the

 Licensees' corporate seals; in the Internet; in the

Licensees' corporate names, and the Licensees will

pay OAO Gazprom license fees in the form of quarterly

 payments for the right of use of each of OAO

Gazprom's trade mark with respect to each transaction

 in the amount not exceeding 300 times the minimum

statutory wage established by the effective

legislation of the Russian Federation as of the date

of signing the delivery and acceptance acts, plus

value added tax at the rate required by the effective

 legislation of the Russian Federation, in an

aggregate maximum amount of 38.232 million Rubles

PROPOSAL #10102: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom Neft

[the Licensee], pursuant to which OAO Gazprom will

grant the Licensee an exclusive license to use the

following OAO Gazprom's trade marks, registered in

blue, azure and white color/color combination in the

State Register of Trade Marks and Service Marks of

the Russian Federation, as follows: on goods, labels

or packaging of goods which are produced, offered for

 sale, sold or displayed at exhibitions or fairs or

otherwise introduced into civil transactions in the

territory of the Russian Federation, are stored or

transported for such purpose or brought into the

territory of the Russian Federation; in connection

with performance of work or provision of services,

including the development of oil and gas fields or

construction of oil or gas pipelines; on covering,

business and other documentation, including

documentation related to introduction of goods into

civil transactions; in offers for the sale of goods,

performance of work or provision of services, as well

 as in announcements, advertisements, in connection

with the conduct of charitable or sponsored events,

in printed publications, on official letterheads, on

signs, including signs on administrative buildings,

industrial facilities, multi-functional refueling

complexes providing accompanying types of roadside

service, shops, car washing units, cafes, car

service/tire fitting businesses, recreational

services centers, on transportation vehicles, as well

 as on clothes and individual protection gear; on the

 Licensee's corporate seals; in the Internet; in the

Licensee's corporate name, and the Licensee will pay

OAO Gazprom a license fee in the form of one-time

[lump-sum] payment in an aggregate maximum amount of

7.304 million Rubles

PROPOSAL #11.1: Election of Akimov Andrei Igorevich          ISSUER            YES         AGAINST           AGAINST

to the Board of Directors of OAO Gazprom

PROPOSAL #11.2: Election of Ananenkov Aleksandr                 ISSUER            YES         AGAINST           AGAINST

Georgievich to the Board of Directors of OAO Gazprom

PROPOSAL #11.3: Election of Bergmann Burckhard to the        ISSUER            YES         AGAINST           AGAINST

 Board of Directors of OAO Gazprom

PROPOSAL #11.4: Election of Gazizullin Farit                       ISSUER            YES         AGAINST           AGAINST

Rafikovich to the Board of Directors of OAO Gazprom

PROPOSAL #11.5: Election of Gusakov Vladimir                       ISSUER            YES         AGAINST           AGAINST

Anatolievich to the Board of Directors of OAO Gazprom

PROPOSAL #11.6: Election of Zubkov Viktor Alekseevich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of OAO Gazprom

PROPOSAL #11.7: Election of Karpel Elena Evgenievna          ISSUER            YES         AGAINST           AGAINST

to the Board of Directors of OAO Gazprom

PROPOSAL #11.8: Election of Makarov Aleksei                        ISSUER            YES         AGAINST           AGAINST

Aleksandrovich to the Board of Directors of OAO

PROPOSAL #11.9: Election of Miller Aleksei Borisovich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of OAO Gazprom

PROPOSAL #11.10: Election of Musin Valery Abramovich         ISSUER            YES             FOR                  FOR

to the Board of Directors of OAO Gazprom

PROPOSAL #11.11: Election of Nabiullina Elvira                   ISSUER            YES         AGAINST           AGAINST

Sakhipzadovna to the Board of Directors of OAO Gazprom

PROPOSAL #11.12: Election of Nikolaev Viktor                       ISSUER            YES         AGAINST           AGAINST

Vasilievich to the Board of Directors of OAO Gazprom

PROPOSAL #11.13: Election of Rusakova Vlada                        ISSUER            YES         AGAINST           AGAINST

Vilorikovna to the Board of Directors of OAO Gazprom

PROPOSAL #11.14: Election of Sereda Mikhail                        ISSUER            YES         AGAINST           AGAINST

Leonidovich to the Board of Directors of OAO Gazprom

PROPOSAL #11.15: Election of Fortov Vladimir                       ISSUER            YES         AGAINST           AGAINST

Evgenievich to the Board of Directors of OAO Gazprom

PROPOSAL #11.16: Election of Shmatko Sergei Ivanovich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of OAO Gazprom

PROPOSAL #11.17: Election of Yusufov Igor Khanukovich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of OAO Gazprom

PROPOSAL #12.1: Election of Arkhipov Dmitry                        ISSUER            YES             FOR                  FOR

Aleksandrovich as a Member of the Audit Commission of

 OAO Gazprom

PROPOSAL #12.2: Election of Belobrov Andrei                        ISSUER            YES         AGAINST           AGAINST

Viktorovich as a Member of the Audit Commission of

OAO Gazprom

PROPOSAL #12.3: Election of Bikulov Vadim Kasymovich         ISSUER            YES             FOR                  FOR

as a Member of the Audit Commission of OAO Gazprom

PROPOSAL #12.4: Election of Kobzev Andrei Nikolaevich        ISSUER            YES             FOR                  FOR

 as a Member of the Audit Commission of OAO Gazprom

PROPOSAL #12.5: Election of Lobanova Nina                            ISSUER            YES             FOR                  FOR

Vladislavovna as a Member of the Audit Commission of

OAO Gazprom

PROPOSAL #12.6: Election of Logunov Dmitry                          ISSUER            YES         AGAINST           AGAINST

Sergeyevich as a Member of the Audit Commission of

PROPOSAL #12.7: Election of Nosov Yury Stanislavovich        ISSUER            YES         AGAINST           AGAINST

 as a Member of the Audit Commission of OAO Gazprom

PROPOSAL #12.8: Election of Pesotsky Konstantin                 ISSUER            YES         AGAINST           AGAINST

Valerievich as a Member of the Audit Commission of

OAO Gazprom

PROPOSAL #12.9: Election of Salekhov Marat                          ISSUER            YES                                 AGAINST

Khasanovich as a Member of the Audit Commission of

PROPOSAL #12.10: Election of Tikhonova Maria                       ISSUER            YES             FOR                  FOR

Gennadievna as a Member of the Audit Commission of

OAO Gazprom

PROPOSAL #12.11: Election of Yugov Aleksandr                       ISSUER            YES                                 AGAINST

Sergeyevich as a Member of the Audit Commission of

OAO Gazprom

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAZPROM O A O

  TICKER:                  N/A                 CUSIP:   368287207

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the annual report of OAO            ISSUER            YES             FOR                  FOR

Gazprom for 2009

PROPOSAL #2.: Approval of the annual accounting                 ISSUER            YES             FOR                  FOR

statements, including the profit and loss reports

(profit and loss accounts) of the Company based on

the results of 2009

PROPOSAL #3.: Approval of the distribution of profit         ISSUER            YES             FOR                  FOR

of the Company based on the results of 2009

PROPOSAL #4.: Approval of the amount of, time for and        ISSUER            YES             FOR                  FOR

 form of payment of annual dividends on the Company's

 shares that have been proposed by the Board of

Directors of the Company based on the results of 2009

PROPOSAL #5.: Approval of the Closed Joint Stock                ISSUER            YES             FOR                  FOR

Company PricewaterhouseCoopers Audit as the Company's

 External Auditor

PROPOSAL #6.: Amendments to the Clauses 19.1, 21.3,          ISSUER            YES             FOR                  FOR

31.1, 32.1 and 53.1 and Article 55 of the Charter of

OAO Gazprom

PROPOSAL #7.: Amendments to Article 23 and Clauses            ISSUER            YES             FOR                  FOR

24.2 and 25.1 of the Regulation on the General

Shareholders' Meeting of OAO Gazprom

PROPOSAL #8.: Payment of remuneration to Members of          ISSUER            YES         AGAINST           AGAINST

the Board of Directors in the amounts recommended by

the Board of Directors of the Company

PROPOSAL #9.: Payment of remuneration to Members of          ISSUER            YES             FOR                  FOR

the Audit Commission in the amounts recommended by

the Board of Directors of the Company

PROPOSAL #10.1: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] regarding receipt by OAO Gazprom

 of funds in a maximum sum of 500 million U.S.

dollars or its equivalent in Rubles or Euros, for a

term of up to and including 5 years, with interest

for using the loans to be paid at a rate not

exceeding 12% per annum in the case of loans in U.S.

Dollars/Euros and at a rate not exceeding the Bank of

 Russia's refinancing rate in effect on the date of

entry into the applicable loan agreement, plus 3% per

 annum, in the case of loans in Rubles

PROPOSAL #10.2: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Sberbank of Russia

 OAO regarding receipt by OAO Gazprom of funds in a

maximum sum of 1.5 billion U.S. Dollars or its

equivalent in Rubles or Euros, for a term of up to

and including 5 years, with interest for using the

loans to be paid at a rate not exceeding 12% per

annum in the case of loans in U.S. Dollars/Euros and

at a rate not exceeding the Bank of Russia's

refinancing rate in effect on the date of entry into

the applicable loan agreement, plus 3% per annum, in

the case of loans in Rubles

PROPOSAL #10.3: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO VTB Bank

regarding receipt by OAO Gazprom of funds in a

maximum sum of 1 billion U.S. Dollars or its

equivalent in Rubles or Euros, for a term of up to

and including 5 years, with interest for using the

loans to be paid at a rate not exceeding 12% per

annum in the case of loans in U.S. Dollars/Euros and

at a rate not exceeding the Bank of Russia's

refinancing rate in effect on the date of entry into

the applicable loan agreement, plus 3% per annum, in

the case of loans in Rubles

PROPOSAL #10.4: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and State Corporation

Bank for Development and Foreign Economic Affairs

[Vnesheconombank] regarding receipt by OAO Gazprom of

 cash in a maximum amount of 6 billion U.S. Dollars

or its equivalent in Rubles or Euros, for a term of

up to and including 5 years, with interest for using

the loans to be paid at a rate not exceeding 12% per

annum in the case of loans in U.S. dollars / euros

and at a rate not exceeding the Bank of Russia's

refinancing rate in effect on the date of entry into

the applicable loan agreement, plus 3% per annum, in

the case of loans in Rubles

PROPOSAL #10.5: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of

transactions between OAO Gazprom and Gazprombank

[Open Joint Stock Company] entered into under the

loan facility agreement between OAO Gazprom and the

Bank, involving receipt by OAO Gazprom of cash in the

 maximum amount of 25 billion Rubles, for a term not

exceeding 30 calendar days, with interest for using

the loans to be paid at a rate not exceeding the

reference offered rate for Ruble loans [deposits] in

the Moscow money market [MosPrime Rate] established

for loans with a maturity equal to the period of

using the applicable loan, quoted as of the date of

entry into the applicable transaction, plus 2%

PROPOSAL #10.6: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of

transactions between OAO Gazprom and Sberbank of

Russia OAO entered into under the loan facility

agreement between OAO Gazprom and the Bank, involving

 receipt by OAO Gazprom of cash in the maximum amount

 of 17 billion Rubles, for a term not exceeding 30

calendar days, with interest for using the loans to

be paid at a rate not exceeding the reference offered

 rate for Ruble loans [deposits] in the Moscow money

market [MosPrime Rate] established for loans with a

maturity equal to the period of using the applicable

loan, quoted as of the date of entry into the

applicable transaction, plus 4%

PROPOSAL #10.7: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of

transactions between OAO Gazprom and ZAO

Gazenergoprombank entered into under the loan

facility agreement between OAO Gazprom and the Bank,

involving receipt by OAO Gazprom of cash in the

maximum amount of 100 million U.S. Dollars, for a

term not exceeding 30 calendar days, with interest

for using the loans to be paid at a rate not

exceeding the London Interbank Offered Rate [LIBOR]

established for loans with a maturity equal to the

period of using the applicable loan, quoted as of the

 date of entry into the applicable transaction, plus

PROPOSAL #10.8: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of

transactions between OAO Gazprom and OAO Bank VTB,

entered into under the loan facility agreement

between OAO Gazprom and the bank, involving receipt

by OAO Gazprom of cash in the maximum amount of 5

billion Rubles, for a term not exceeding 30 calendar

days, with interest for using the loans to be paid at

 a rate not exceeding the reference offered rate for

Ruble loans [deposits] in the Moscow money market

[MosPrime Rate] established for loans with a maturity

 equal to the period of using the applicable loan,

quoted as of the date of entry into the applicable

transaction, plus 4%

PROPOSAL #10.9: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which Gazprombank

[Open Joint Stock Company] will accept and credit,

upon the terms and conditions announced by the Bank,

cash transferred to accounts opened in OAO Gazprom's

name and conduct operations through the accounts in

accordance with OAO Gazprom's instructions, as well

as agreements between OAO Gazprom and Gazprombank

[Open Joint Stock Company] regarding in the account

of a non-reducible balance in a maximum amount not

exceeding 20 billion Rubles or its equivalent in a

foreign currency per transaction, with interest to be

 paid by the bank at a rate not lower than 0.1% per

annum in the relevant currency

PROPOSAL #10.10: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Sberbank of Russia

 OAO, ZAO Gazenergoprombank and OAO Bank VTB pursuant

 to which the Banks will accept and credit, upon the

terms and conditions announced by the Banks, cash

transferred to accounts opened in OAO Gazprom's name

and conduct operations through the accounts in

accordance with OAO Gazprom's instructions

PROPOSAL #10.11: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company], Sberbank of Russia OAO, ZAO

Gazenergoprombank and OAO Bank VTB, pursuant to which

 the Banks will provide services to OAO Gazprom

making use of electronic payments system of the

respective Bank, including receipt from OAO Gazprom

of electronic payment documents for executing payment

 operations through the accounts, provision of

electronic statements of accounts and conduct of

other electronic document processing, and OAO Gazprom

 will pay for the services provided at the tariffs of

 the respective Bank effective at the time of the

provision of the services

PROPOSAL #10.12: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, the foreign

 currency purchase/sale transactions between OAO

Gazprom and Gazprombank [Open Joint Stock Company] to

 be entered into under the General Agreement on the

Conduct of Conversion Operations No. 3446 between OAO

 Gazprom and the Bank dated September 12, 2006, in

the maximum amount of 500 million U.S. Dollars or its

 equivalent in Rubles, Euros or other currency for

each transaction

PROPOSAL #10.13: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which OAO Gazprom

will issue suretyships to secure performance by OAO

Gazprom's subsidiary companies of their obligations

to Gazprombank [Open Joint Stock Company] with

respect to the Bank's guarantees issued to the

Russian Federation's tax authorities in connection

with the subsidiary companies challenging such tax

authorities' claims in court, in an aggregate maximum

 amount equivalent to 500 million U.S. Dollars and

for a period not exceeding 14 months

PROPOSAL #10.14: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Sberbank of Russia

 OAO pursuant to which OAO Gazprom will issue

suretyships to secure performance by OAO Gazprom's

subsidiary companies of their obligations to Sberbank

 of Russia OAO with respect to the Bank's guarantees

issued to the Russian Federation's tax authorities in

 connection with the subsidiary companies challenging

 such tax authorities' claims in court, in an

aggregate maximum amount equivalent to 500 million

U.S. Dollars and for a period not exceeding 14 months

PROPOSAL #10.15: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which OAO Gazprom

will issue suretyships to secure performance by OAO

Gazprom's subsidiary companies of their obligations

to Gazprombank [Open Joint Stock Company] with

respect to the Bank's guarantees issued to the

Russian Federation's tax authorities related to such

companies' obligations to pay excise taxes in

connection with exports of petroleum products that

are subject to excise taxes, and eventual penalties,

in the aggregate maximum amount of 1.8 billion Rubles

 and for a period not exceeding 14 months

PROPOSAL #10.16: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreement between OAO Gazprom and Bank Societe

Generale pursuant to which OAO Gazprom undertakes to

Bank Societe Generale to secure performance by OOO

Gazprom Export of its obligations under a direct

contract in connection with the gas transportation

agreement between Nord Stream AG and OOO Gazprom

Export, concluded between OOO Gazprom Export and Bank

 Societe Generale [hereinafter referred to as Direct

Contract in connection with the GTA] including the

obligations to pay a termination fee pursuant to the

terms and conditions of the Direct Contract in

connection with the GTA, in an aggregate maximum

amount of 12.094 billion Euros

PROPOSAL #10.17: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Beltransgaz

pursuant to which OAO Gazprom will grant OAO

Beltransgaz temporary possession and use of the

facilities of the Yamal-Europe trunk gas pipeline

system and the related service equipment that are

situated in the territory of the Republic of Belarus

for a period not exceeding 12 months and OAO

Beltransgaz will make payment for using such property

 in the maximum amount of 6.4 billion Rubles

PROPOSAL #10.18: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazpromtrans

pursuant to which OAO Gazprom will grant OOO

Gazpromtrans temporary possession and use of the

infrastructure facilities of the railway stations of

the Surgutskiy Condensate Stabilization Plant,

Sernaya railway station and Tvyordaya Sera railway

station, the facilities of the railway station

situated in the town of Slavyansk-na-Kubani, the

facilities of the railway line between Obskaya and

Bovanenkovo stations, as well as the software and

hardware solutions System for Managing OAO Gazprom's

Property and Other Assets at OOO Gazpromtrans Level

[ERP] and Electronic Archive Module at OOO

Gazpromtrans Level for a period not exceeding 12

months and OOO Gazpromtrans will make payment for

using such property in the maximum amount of 3.6

PROPOSAL #10.19: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Neft

Orenburg pursuant to which OAO Gazprom will grant ZAO

 Gazprom Neft Orenburg temporary possession and use

of the wells, downhole and above-ground well

equipment within the Eastern Segment of the

Orenburgskoye oil and gas-condensate field for a

period not exceeding 12 months and ZAO Gazprom Neft

Orenburg will make payment for using such property in

 the maximum amount of 1.49 billion Rubles

PROPOSAL #10.20: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Lazurnaya

pursuant to which OAO Gazprom will grant OAO

Lazurnaya temporary possession and use of the

property of the first and second units of the

Lazurnaya Peak Hotel complex situated in the city of

Sochi, for a period not exceeding 12 months and OAO

Lazurnaya will make payment for using such property

in the maximum amount of 83.4 million Rubles

PROPOSAL #10.21: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

Agreements between OAO Gazprom and DOAO

Tsentrenergogaz of OAO Gazprom pursuant to which OAO

Gazprom will grant DOAO Tsentrenergogaz of OAO

Gazprom temporary possession and use of the building

and equipment of the repair and machining shop at the

 home base of the oil and gas production department

for the Zapolyarnoye gas-oil-condensate field,

situated in the Yamalo-Nenetskiy Autonomous Area,

Tazovskiy District, township of Novozapolyarnyi, the

building and equipment of the repair and machining

shop at the Southern Regional Repair Base situated in

 the Stavropolskiy Province, town of Izobilnyi, as

well as the software and hardware solutions System

for Managing OAO Gazprom's Property and Other Assets

at DOAO Tsentrenergogaz of OAO Gazprom Level [ERP],

OAO Gazprom Long Term Investments Reporting and

Analysis System [LTIAA] at DOAO Tsentrenergogaz Level

 and Electronic Archive Module at DOAO

Tsentrenergogaz of OAO Gazprom Level for a period not

 exceeding 12 months and DOAO Tsentrenergogaz of OAO

Gazprom will make payment for using such property in

the maximum amount of 123.2 million Rubles

PROPOSAL #10.22: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Tsentrgaz

pursuant to which OAO Gazprom will grant OAO

Tsentrgaz temporary possession and use of the

facilities of a preventative clinic situated in the

Tula Region, Shchekinsky District, township of

Grumant, as well as the software and hardware

solutions System for Managing OAO Gazprom's Property

and Other Assets at OAO Tsentrgaz Level [ERP], OAO

Gazprom Long-Term Investments Reporting and Analysis

System [LTIAA] at OAO Tsentrgaz Level, System of

Reporting and Analysis of Information on Non-Core

Assets within OAO Gazprom System [RAINCA] at OAO

Tsentrgaz Level and Electronic Archive Module at OAO

Tsentrgaz Level for a period not exceeding 12 months

and OAO Tsentrgaz will make payment for using such

property in the maximum amount of 35.5 million Rubles

PROPOSAL #10.23: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, Agreements

between OAO Gazprom and OAO Gazprom Promgaz pursuant

to which OAO Gazprom will grant OAO Gazprom Promgaz

temporary possession and use of experimental

prototypes of gas-using equipment [self-contained

modular boiler installation, recuperative air heater,

 mini-boiler unit, radiant panel heating system, U-

shaped radiant tube, modularized complete full-

function small-sized gas and water treatment

installations for coal bed methane extraction wells,

well-head equipment, borehole enlargement device, and

 pressure core sampler] located in the Rostov Region,

 town of Kamensk-Shakhtinsky, and the Kemerovi

Region, city of Novokuznetsk, an aerospace data

processing software and equipment complex, as well as

 the software and hardware solutions System for

Managing OAO Gazprom's Property and Other Assets at

OAO Gazprom Promgaz Level [ERP] and Electronic

Archive Module at OAO Gazprom Promgaz Level for a

period not exceeding 12 months and OAO Gazprom

Promgaz will make payment for using such property in

the maximum amount of 21.6 million Rubles

PROPOSAL #10.24: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which OAO Gazprom

will grant Gazprombank [Open Joint Stock Company]

temporary possession and use of the non-residential

premises in a building that are situated at 31 Lenina

 Street, Yugorsk, Tyumen Region and are used to house

 a branch of Gazprombank [Open Joint Stock Company],

with a total floor space of 810.6 square meters, and

the plot of land occupied by the building and

required for the use of that building, with an area

of 3,371 square meters, for a period not exceeding 12

 months and Gazprombank [Open Joint Stock Company]

will make payment for using such property in the

maximum amount of 2.4 million Rubles

PROPOSAL #10.25: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO

Salavatnefteorgsintez pursuant to which OAO Gazprom

will grant OAO Salavatnefteorgsintez temporary

possession and use of the gas condensate pipeline

running from the Karachaganakskoye gas condensate

field to the Orenburg Gas Refinery for a period not

exceeding 12 months and OAO Salavatnefteorgsintez

will make payment for using such property in the

maximum amount of 283,000 Rubles

PROPOSAL #10.26: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Vostokgazprom

pursuant to which OAO Gazprom will grant OAO

Vostokgazprom temporary possession and use of M-468R

special-purpose communications installation, as well

as the software and hardware solutions System for

Managing OAO Gazprom's Property and Other Assets at

OAO Vostokgazprom Level [ERP], OAO Gazprom Long-Term

Investments Reporting and Analysis System [LTIAA] at

OAO Vostokgazprom Level, System of Reporting and

Analysis of Information on Non-Core Assets within OAO

 Gazprom System [RAINCA] at OAO Vostokgazprom Level

and Electronic Archive Module at OAO Vostokgazprom

Level for a period not exceeding 12 months and OAO

Vostokgazprom will make payment for using such

property in the maximum amount of 17.7 million Rubles

PROPOSAL #10.27: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom Export

 pursuant to which OAO Gazprom will grant OOO Gazprom

 Export temporary possession and use of an M-468R

special-purpose communications installation, as well

as the software and hardware solutions OAO Gazprom

Long-Term Investments Reporting and Analysis System

[LTIAA] at OOO Gazprom Export Level and System of

Reporting and Analysis of Information on Non-Core

Assets within OAO Gazprom System [RAINCA] at OOO

Gazprom Export Level for a period not exceeding 12

months and OOO Gazprom Export will make payment for

using such property in the maximum amount of 3.4

million Rubles

PROPOSAL #10.28: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, Agreements

between OAO Gazprom and OAO Gazprom Neft pursuant to

which OAO Gazprom will grant OAO Gazprom Neft

temporary possession and use of an M-468R special-

purpose communications installation, as well as the

software and hardware solutions System for Managing

OAO Gazprom's Property and Other Assets at OAO

Gazprom Neft Level [ERP], OAO Gazprom Long-Term

Investments Reporting and Analysis System [LTIAA] at

OAO Gazprom Neft Level, System of Reporting and

Analysis of Information on Non-Core Assets within OAO

 Gazprom System [RAINCA] at OAO Gazprom Neft Level

and Electronic Archive Module at OAO Gazprom Neft

Level for a period not exceeding 12 months and OAO

Gazprom Neft will make payment for using such

property in the maximum amount of 15.4 million Rubles

PROPOSAL #10.29: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom Space

Systems pursuant to which OAO Gazprom will grant OAO

Gazprom Space Systems temporary possession and use of

 software and hardware solutions System for Managing

OAO Gazprom's Property and Other Assets at OAO Gazkom

 Level [ERP], OAO Gazprom Long-Term Investments

Reporting and Analysis System [LTIAA] at OAO Gazprom

Space Systems Level and Electronic Archive Module at

OAO Gazprom Space Systems Level for a period not

exceeding 12 months and OAO Gazprom Space Systems

will make payment for using such property in the

maximum amount of 19.7 million Rubles

PROPOSAL #10.30: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Yamalgazinvest

 pursuant to which OAO Gazprom will grant ZAO

Yamalgazinvest temporary possession and use of the

software and hardware solutions System for Managing

OAO Gazprom's Property and Other Assets at ZAO

Yamalgazinvest Level [ERP] and Electronic Archive

Module at ZAO Yamalgazinvest Level for a period not

exceeding 12 months and ZAO Yamalgazinvest will make

payment for using such property in the maximum amount

 of 12.9 million Rubles

PROPOSAL #10.31: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Invest

 Yug, pursuant to which OAO Gazprom will grant ZAO

Gazprom Invest Yug temporary possession and use of

the ERP software and equipment complex System for

Managing OAO Gazprom's Property and Other Assets at

ZAO Gazprom Invest Yug Level [ERP] for a period not

exceeding 12 months and ZAO Gazprom Invest Yug will

make payment for using such property in the maximum

amount of 2.4 million Rubles

PROPOSAL #10.32: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz,

 pursuant to which OAO Gazprom will grant OOO

Mezhregiongaz temporary possession and use of the

software and hardware solutions System for Managing

OAO Gazprom's Property and Other Assets at OOO

Mezhregiongaz Level [ERP], OAO Gazprom Long-Term

Investments Reporting and Analysis System [LTIAA] at

OOO Mezhregiongaz Level and System of Reporting and

Analysis of Information on Non-Core Assets within OAO

 Gazprom System [RAINCA] at OOO Mezhregiongaz Level

for a period not exceeding 12 months and OOO

Mezhregiongaz will make payment for using such

property in the maximum amount of 14 million Rubles

PROPOSAL #10.33: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ,

pursuant to which OAO Gazprom will grant OAO SOGAZ

temporary possession and use of the software and

hardware solutions System for Managing OAO Gazprom's

Property and Other Assets at OAO SOGAZ Level (ERP)

and Electronic Archive Module at OAO Insurance

Company of Gas Industry (SOGAZ) Level for a period

not exceeding 12 months and OAO SOGAZ will make

payment for using such property in the maximum amount

 of 13.4 million Rubles

PROPOSAL #10.34: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom

Komplektatsiya pursuant to which OAO Gazprom will

grant OOO Gazprom Komplektatsiya temporary possession

 and use of the software and hardware solutions

System for Managing OAO Gazprom's Property and Other

Assets at OOO Gazprom Komplektatsiya Level [ERP], OAO

 Gazprom Long-Term Investments Reporting and Analysis

 System [LTIAA] at OOO Gazprom Komplektatsiya Level,

System of Reporting and Analysis of Information on

Non-Core Assets within OAO Gazprom System [RAINCA] at

 OOO Gazprom Komplektatsiya Level and Electronic

Archive Module at OOO Gazprom Komplektatsiya Level

for a period not exceeding 12 months and OAO Gazprom

Komplektatsiya will make payment for using such

property in the maximum amount of 15.2 million Rubles

PROPOSAL #10.35: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gaztelecom

pursuant to which OAO Gazprom will grant ZAO

Gaztelecom temporary possession and use of

communications facilities comprised of buildings,

communications lines, communications networks, cable

duct systems and equipment, which are located in the

city of Moscow, the city of Maloyaroslavets, the city

 of Rostov-on-Don, the city of Kaliningrad, the

Moscow Region and the Smolensk Region of the Russian

Federation and in the territory of the Republic of

Belarus, as well as the software and hardware

solutions System for Managing OAO Gazprom's Property

and Other Assets at ZAO Gaztelecom Level [ERP] and

Electronic Archive Module at ZAO Gaztelecom Level for

 a period not exceeding 12 months and ZAO Gaztelecom

will make payment for using such property in the

maximum amount of 233.4 million Rubles

PROPOSAL #10.36: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO

Gazpromregiongaz pursuant to which OAO Gazprom will

grant OAO Gazpromregiongaz temporary possession and

use of the property complex of the gas distribution

system, comprised of facilities designed to transport

 and supply directly to consumers [gas offtaking

pipelines, gas distribution pipelines, inter-township

 and street gas pipelines, high, medium and low

pressure gas pipelines, gas flow control stations and

 buildings], as well as the software and hardware

solutions System for Managing OAO Gazprom's Property

and Other Assets at OAO Gazpromregiongaz Level [ERP],

 OAO Gazprom Long-Term Investments Reporting and

Analysis System [LTIAA] at OAO Gazpromregiongaz

Level, and Electronic Archive Module at OAO

Gazpromregiongaz Level for a period not exceeding 12

months and OAO Gazpromregiongaz will make payment for

 using such property in the maximum amount of 726.6

PROPOSAL #10.37: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Druzhba

pursuant to which OAO Gazprom will grant OAO Druzhba

temporary possession and use of the facilities of

Druzhba vacation center [hotels, effluent treatment

facilities, transformer substations entrance

checkpoints, cottages, utility networks, metal

fences, parking areas, ponds, roads, pedestrian

crossings, sites, sewage pumping station, sports

center, roofed ground-level arcade, servicing

station, diesel-generator station, boiler house

extension, storage facility, Fisherman's Lodge,

garage, garage with administrative and amenity

building, a stela, as well as service machinery,

equipment, furniture and accessories] situated in the

 Moscow Region, Naro-Fominsk District, village of

Rogozinino, for a period not exceeding 12 months and

OAO Druzhba will make payment for using such property

 in the maximum amount of 265.5 million Rubles

PROPOSAL #10.38: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which the Bank,

acting as a Customs Broker, will issue guarantees to

the Russian Federation's customs authorities in

respect of OAO Gazprom's obligations to pay customs

payments and eventual interest and penalties, in the

maximum amount of 50 million Rubles, with a fee due

to the bank at a rate not exceeding 1% per annum of

the amount of the guarantee

PROPOSAL #10.39: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which the Bank,

acting as a Customs Broker, will issue guarantees to

the Russian Federation's customs authorities in

respect of OAO Gazprom's obligations to pay customs

payments and eventual interest and penalties, in a

maximum amount equivalent to 1 million Euros, with a

fee due to the bank at a rate not exceeding 1% per

annum of the amount of the guarantee

PROPOSAL #10.40: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz,

 pursuant to which OAO Gazprom undertakes, acting on

behalf of OOO Mezhregiongaz and at its instructions,

to declare for customs purposes the natural gas

transported by pipeline across the customs border of

the Russian Federation, and OOO Mezhregiongaz

undertakes to pay for such services in the amount not

 exceeding 3,000 Rubles per cargo customs

declaration, as well as the value added tax at the

rate required by the effective legislation of the

Russian Federation, for an aggregate maximum amount

PROPOSAL #10.41: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO NOVATEK,

pursuant to which OAO Gazprom undertakes, acting on

behalf of OAO NOVATEK and at its instructions, to

declare for customs purposes the natural gas

transported by pipeline across the customs border of

the Russian Federation, and OAO NOVATEK undertakes to

 pay for such services in the amount not exceeding

1.58 Rubles per 1 thousand cubic meters of natural

gas, as well as the value added tax at the rate

required by the effective legislation of the Russian

Federation, on the basis of the monthly volume of the

 transported natural gas, for an aggregate maximum

amount of 42.7 million Rubles

PROPOSAL #10.42: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz

pursuant to which OAO Gazprom will deliver and OOO

Mezhregiongaz will accept [take off] gas in the

amount not exceeding 300 billion cubic meters,

deliverable on a monthly basis, and will pay for the

gas an aggregate maximum amount of 992 billion Rubles

PROPOSAL #10.43: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz

pursuant to which OOO Mezhregiongaz undertakes,

acting on OAO Gazprom's instructions and for a total

fee not exceeding 252.23 million Rubles, in its own

name, but for OAO Gazprom's account, to accept gas

produced by OAO Gazprom and its affiliates and sell

it through OOO Mezhregiongaz's electronic trading

site in the amount not exceeding 11.25 billion cubic

meters for a maximum amount of 25.22 billion Rubles

PROPOSAL #10.44: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz

pursuant to which OOO Mezhregiongaz will deliver and

OAO Gazprom will accept [take off] gas bought by OOO

Mezhregiongaz from independent entities in the amount

 not exceeding 11.25 billion cubic meters and will

pay for the gas an aggregate maximum amount of 39.98

billion Rubles

PROPOSAL #10.45: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom Export

 pursuant to which OOO Gazprom Export undertakes,

acting on OAO Gazprom's instructions and for a total

fee not exceeding 70 million Rubles, in its own name,

 but for OAO Gazprom's account, to accept liquid

hydrocarbons owned by OAO Gazprom, including crude

oil, gas condensate and refined products [gasoline,

liquefied gases, etc.] and sell them in the market

outside the customs territory of the Russian

Federation, in the amount not exceeding 1.6 million

tons for a maximum amount of 15 billion Rubles

PROPOSAL #10.46: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Northgas,

pursuant to which ZAO Northgas will deliver and OAO

Gazprom will accept [take off] gas in the amount not

exceeding 70 million cubic meters, deliverable on a

monthly basis, and will pay for the gas an aggregate

maximum amount of 61 million Rubles

PROPOSAL #10.47: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO

Severneftegazprom, pursuant to which OAO

Severneftegazprom will deliver and OAO Gazprom will

accept [take off] gas in the amount not exceeding

16.45 billion cubic meters and will pay for the gas

an aggregate maximum amount of 33.25 billion Rubles

PROPOSAL #10.48: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Neft

Orenburg, pursuant to which ZAO Gazprom Neft Orenburg

 will deliver and OAO Gazprom will accept [take off]

unstable crude oil in the amount not exceeding 800

thousand tons and will pay for the crude oil an

aggregate maximum amount of 7 billion Rubles

PROPOSAL #10.49: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SIBUR Holding,

 pursuant to which OAO SIBUR Holding will deliver and

 OAO Gazprom will accept [take off] dry stripped gas

processed at OAO SIBUR Holding's gas refining

complexes in the amount not exceeding 2.3 billion

cubic meters and will pay for the gas an aggregate

maximum amount of 2.89 billion Rubles

PROPOSAL #10.50: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO NOVATEK

pursuant to which OAO Gazprom will deliver and OAO

NOVATEK will accept [take off] gas in the amount not

exceeding 16.5 billion cubic meters and will pay for

the gas an aggregate maximum amount of 27.67 billion

Rubles

PROPOSAL #10.51: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Tomskgazprom

pursuant to which OAO Gazprom will provide services

related to arranging for the transportation of gas in

 a total amount not exceeding 3 billion cubic meters

and OAO Tomskgazprom will pay for the services

related to arranging for the transportation of gas

via trunk gas pipelines an aggregate maximum amount

of 1.4 billion Rubles

PROPOSAL #10.52: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz

pursuant to which OAO Gazprom will provide services

related to arranging for the transportation of gas in

 a total amount not exceeding 50 billion cubic meters

 across the territory of the Russian Federation and

the Republic of Kazakhstan and OOO Mezhregiongaz will

 pay for the services related to arranging for the

transportation of gas via trunk gas pipelines an

aggregate maximum amount of 92 billion Rubles

PROPOSAL #10.53: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom Neft

pursuant to which OAO Gazprom will provide services

related to arranging for the transportation of gas in

 a total amount not exceeding 5 billion cubic meters

and OAO Gazprom Neft will pay for the services

related to arranging for the transportation of gas

via trunk gas pipelines an aggregate maximum amount

of 3.2 billion Rubles

PROPOSAL #10.54: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO NOVATEK

pursuant to which OAO Gazprom will provide services

related to arranging for the transportation of gas in

 a total amount not exceeding 47 billion cubic meters

 and OAO NOVATEK will pay for the services related to

 arranging for the transportation of gas via trunk

gas pipelines an aggregate maximum amount of 66.5

billion Rubles

PROPOSAL #10.55: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO NOVATEK

pursuant to which OAO Gazprom will provide services

related to arranging for the injection of gas owned

by OAO NOVATEK into underground gas storage

facilities and its storage in such facilities in the

amount not exceeding 3.45 billion cubic meters and

OAO NOVATEK will pay for the services related to

arranging for gas injection and storage an aggregate

maximum amount of 1.8 million Rubles, as well as

services related to arranging for the off-taking the

gas owned by OAO NOVATEK from underground gas storage

 facilities in the amount not exceeding 1.15 billion

cubic meters and OAO NOVATEK will pay for the

services related to arranging for the off-taking of

gas an aggregate maximum amount of 29.2 million Rubles

PROPOSAL #10.56: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and a/s Latvijas Gaze

pursuant to which OAO Gazprom will sell and a/s

Latvijas Gaze will purchase gas as follows: in the

amount not exceeding 800 million cubic meters for an

aggregate maximum amount of 200 million Euros in the

second half of 2010 and in the amount not exceeding

1.5 billion cubic meters for an aggregate maximum

amount of 450 million Euros in 2011; as well as

pursuant to which, a/s Latvijas Gaze will provide

services of injection of gas owned by OAO Gazprom

into Incukalna underground gas storage facility, of

its storage in the storage facility, its off-taking

and transportation across the territory of Latvian

Republic as follows: in the second half of 2010,

services related to the injection of gas into storage

 facilities in the amount not exceeding 600 million

cubic meters, services related to storage of gas and

its off-taking in the amount not exceeding 400

million cubic meters, services related to the

transportation of gas in the amount not exceeding 1

billion cubic meters, and OAO Gazprom will pay for

such services an aggregate maximum amount of 10

million Euros; in 2011, services related to the

injection of gas into storage facilities in the

amount not exceeding 900 million cubic meters,

services related to storage of gas and its off-taking

 in the amount not exceeding 900 million cubic

meters, services related to the transportation of gas

 in the amount not exceeding 1.8 billion cubic

meters, and OAO Gazprom will pay for such services an

PROPOSAL #10.57: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and AB Lietuvos Dujos

pursuant to which OAO Gazprom will sell and AB

Lietuvos Dujos will purchase gas as follows: in the

amount not exceeding 675 million cubic meters for an

aggregate maximum amount of 170 million Euros in the

second half of 2010 and in the amount not exceeding

1.6 billion cubic meters for an aggregate maximum

amount of 480 million Euros in 2011, and pursuant to

which AB Lietuvos Dujos will provide services related

 to the transportation of gas in transport mode

across the territory of the Republic of Lithuania as

follows: in the amount not exceeding 1 billion cubic

meters in the second half of 2010, OAO Gazprom will

pay an aggregate maximum amount of 4.2 million Euros

for the gas transportation services and in the amount

 not exceeding 2.5 billion cubic meters in 2011, OAO

Gazprom will pay an aggregate maximum amount of 14.7

million Euros for the gas transportation services

PROPOSAL #10.58: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and UAB Kauno

termofikacijos elektrine pursuant to which OAO

Gazprom will sell and UAB Kauno termofikacijos

elektrine will purchase gas as follows: in the amount

 not exceeding 180 million cubic meters for an

aggregate maximum amount of 45 million Euros in the

second half of 2010 and in the amount not exceeding

470 million cubic meters for an aggregate maximum

amount of 141 million Euros in 2011

PROPOSAL #10.59: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and MoldovaGaz S.A.

pursuant to which OAO Gazprom will deliver and

MoldovaGaz S.A. will accept [take off] gas in the

amount not exceeding 3.5 billion cubic meters for an

aggregate maximum amount of 900 million U.S. Dollars

in 2011, and pursuant to which MoldovaGaz S.A. will

provide in 2011 services related to the

transportation of gas in transport mode across the

territory of the Republic of Moldova in the amount

not exceeding 19.14 billion cubic meters, and OAO

Gazprom will pay for services related to the

transportation of gas via trunk gas pipelines an

aggregate maximum amount of 47.85 million U.S. Dollars

PROPOSAL #10.60: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and KazRosGaz LLP

pursuant to which in 2010 OAO Gazprom will deliver

and KazRosGaz LLP will accept [take off] gas in the

amount not exceeding 1.2 billion cubic meters for an

aggregate maximum amount of 170 million U.S. Dollars

and pursuant to which OAO Gazprom will provide in

2010 services related to arranging for the

transportation of gas owned by KazRosGaz LLP across

the territory of the Russian Federation in the amount

 not exceeding 10.5 billion cubic meters and

KazRosGaz LLP will pay for the services related to

arranging for the transportation of gas via trunk gas

 pipelines an aggregate maximum amount of 43.5

PROPOSAL #10.61: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Beltransgaz,

pursuant to which OAO Gazprom will sell, and OAO

Beltransgaz will purchase gas in 2011 in the amount

not exceeding 22.5 billion cubic meters for an

aggregate maximum amount of 5.625 billion U.S.

Dollars and pursuant to which OAO Beltransgaz in 2011

 will provide services related to the transportation

of gas in transport mode across the territory of the

Republic of Belarus via gas transportation system of

OAO Beltransgaz and via the Byelorussian segment of

Russian Yamal Europe gas pipeline in the amount not

exceeding 48.2 billion cubic meters and OAO Gazprom

will pay for the services related to the

transportation of gas via trunk gas pipelines an

aggregate maximum amount of 600 million U.S. Dollars

PROPOSAL #10.62: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and GAZPROM Germania

GmbH, pursuant to which OAO Gazprom will provide

services in 2011 related to arranging for the

transportation of natural gas owned by GAZPROM

Germania GmbH across the territory of the Republic of

 Kazakhstan, the Republic of Uzbekistan, the Russian

Federation and the Republic of Belarus in the amount

not exceeding 63.3 billion cubic meters, and GAZPROM

Germania GmbH will pay for the services related to

arranging for the transportation of gas via trunk gas

 pipelines an aggregate maximum amount of 1.8 billion

 U.S. Dollars

PROPOSAL #10.63: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and GAZPROM Germania

GmbH, pursuant to which OAO Gazprom undertakes,

acting on the instructions of GAZPROM Germania GmbH

for a fee in the total maximum amount of 96,000 U.S.

Dollars, in its own name, but for the account of

GAZPROM Germania GmbH, to arrange in 2011 for the

transportation of natural gas owned by GAZPROM

Germania GmbH across the territory of the Republic of

 Belarus for the amount not exceeding 37.293 million

PROPOSAL #10.64: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazpromtrans,

pursuant to which OOO Gazpromtrans undertakes, acting

 on the instructions of OAO Gazprom, for a fee in the

 total maximum amount of 350,000 Rubles, in its own

name, but for the account of OAO Gazprom, to ensure

in 2010 2011 arrangement of operations related to the

 development and assessment of cost estimate

documentation, start-up and commissioning work at OAO

 Gazprom's facilities commissioned under investment

projects implementation contracts, as well as other

work, including work of preparatory and support

nature, required for the performance of start-up and

commissioning work and the commissioning of OAO

Gazprom's facilities

PROPOSAL #10.65: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Invest

 Yug, pursuant to which ZAO Gazprom Invest Yug

undertakes, acting on the instructions of OAO

Gazprom, for a fee in an aggregate maximum amount of

200,000 Rubles, in its own name, but for the account

of OAO Gazprom, to ensure in 2010-2011 arrangement of

 operations related to the development and assessment

 of cost estimate documentation, start-up and

commissioning work at OAO Gazprom's facilities

commissioned under investment projects implementation

 contracts, as well as other operations, including

those of preparatory and support nature, required for

 the performance of start-up and commissioning work

and the commissioning of OAO Gazprom's facilities

PROPOSAL #10.66: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom

Tsentrremont, pursuant to which OOO Gazprom

Tsentrremont undertakes, acting on the instructions

of OAO Gazprom, for a fee in an aggregate maximum

amount of 112,500 Rubles, in its own name, but for

the account of OAO Gazprom, to ensure in 2010-2011

arrangement of operations related to the development

and assessment of cost estimate documentation, start-

up and commissioning work at OAO Gazprom's

facilities, commissioned under investment projects

implementation contracts, as well as other

operations, including those of preparatory and

support nature, required for the performance of

start-up and commissioning work and the commissioning

PROPOSAL #10.67: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO

Yamalgazinvest, pursuant to which ZAO Yamalgazinvest

undertakes, acting on the instructions of OAO

Gazprom, for a fee in an aggregate maximum amount of

525,000 Rubles, in its own name, but for the account

of OAO Gazprom, to ensure in 2010 2011 arrangement of

 operations related to the development and assessment

 of cost estimate documentation, start-up and

commissioning work at OAO Gazprom's facilities,

commissioned under investment projects implementation

 contracts, as well as other operations, including

those of preparatory and support nature, required for

 the performance of start-up and commissioning work

and the commissioning of OAO Gazprom's facilities

PROPOSAL #10.68: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom Space

Systems, pursuant to which OAO Gazprom Space Systems

undertakes, within the period between July 1, 2010

and December 31, 2011, acting on OAO Gazprom's

instructions, to provide services related to the

implementation of OAO Gazprom's investment projects

involving construction and commissioning of

facilities, and OAO Gazprom undertakes to pay for

such services the maximum amount of 2 million Rubles

PROPOSAL #10.69: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreement between OAO Gazprom and ZAO Yamalgazinvest,

 pursuant to which ZAO Yamalgazinvest undertakes,

within the period between July 1, 2010 and December

31, 2011, acting on OAO Gazprom's instructions, to

provide services related to implementation of OAO

Gazprom's investment projects involving construction

and commissioning of facilities, and OAO Gazprom

undertakes to pay for such services the maximum

amount of 9 billion Rubles

PROPOSAL #10.70: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Neft

Orenburg, pursuant to which ZAO Gazprom Neft Orenburg

 undertakes, within the period between July 1, 2010

and December 31, 2011, acting on OAO Gazprom's

instructions, to provide services related to

implementation of OAO Gazprom's investment projects

involving construction and commissioning of

facilities and OAO Gazprom undertakes to pay for such

 services the maximum amount of 85 million Rubles

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAZPROM O A O

  TICKER:                  N/A                 CUSIP:   X7204C106

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the annual report of OAO            ISSUER            YES             FOR                  FOR

Gazprom for 2009

PROPOSAL #2.: Approval of the annual accounting                 ISSUER            YES             FOR                  FOR

statements, including the profit and loss reports

(profit and loss accounts) of the Company based on

the results of 2009

PROPOSAL #3.: Approval of the distribution of profit         ISSUER            YES             FOR                  FOR

of the Company based on the results of 2009

PROPOSAL #4.: Approval of the amount of, time for and        ISSUER            YES             FOR                  FOR

 form of payment of annual dividends on the Company's

 shares that have been proposed by the Board of

Directors of the Company based on the results of 2009

PROPOSAL #5.: Approval of the Closed Joint Stock                ISSUER            YES             FOR                  FOR

Company PricewaterhouseCoopers Audit as the Company's

 External Auditor

PROPOSAL #6.: Amendments to the Clauses 19.1, 21.3,          ISSUER            YES             FOR                  FOR

31.1, 32.1 and 53.1 and Article 55 of the Charter of

OAO Gazprom

PROPOSAL #7.: Amendments to Article 23 and Clauses            ISSUER            YES             FOR                  FOR

24.2 and 25.1 of the Regulation on the General

Shareholders' Meeting of OAO Gazprom

PROPOSAL #8.: Payment of remuneration to Members of          ISSUER            YES         AGAINST           AGAINST

the Board of Directors in the amounts recommended by

the Board of Directors of the Company

PROPOSAL #9.: Payment of remuneration to Members of          ISSUER            YES             FOR                  FOR

the Audit Commission in the amounts recommended by

the Board of Directors of the Company

PROPOSAL #10.1: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] regarding receipt by OAO Gazprom

 of funds in a maximum sum of 500 million U.S.

dollars or its equivalent in Rubles or Euros, for a

term of up to and including 5 years, with interest

for using the loans to be paid at a rate not

exceeding 12% per annum in the case of loans in U.S.

Dollars/Euros and at a rate not exceeding the Bank of

 Russia's refinancing rate in effect on the date of

entry into the applicable loan agreement, plus 3% per

 annum, in the case of loans in Rubles

PROPOSAL #10.2: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Sberbank of Russia

 OAO regarding receipt by OAO Gazprom of funds in a

maximum sum of 1.5 billion U.S. Dollars or its

equivalent in Rubles or Euros, for a term of up to

and including 5 years, with interest for using the

loans to be paid at a rate not exceeding 12% per

annum in the case of loans in U.S. Dollars/Euros and

at a rate not exceeding the Bank of Russia's

refinancing rate in effect on the date of entry into

the applicable loan agreement, plus 3% per annum, in

the case of loans in Rubles

PROPOSAL #10.3: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO VTB Bank

regarding receipt by OAO Gazprom of funds in a

maximum sum of 1 billion U.S. Dollars or its

equivalent in Rubles or Euros, for a term of up to

and including 5 years, with interest for using the

loans to be paid at a rate not exceeding 12% per

annum in the case of loans in U.S. Dollars/Euros and

at a rate not exceeding the Bank of Russia's

refinancing rate in effect on the date of entry into

the applicable loan agreement, plus 3% per annum, in

the case of loans in Rubles

PROPOSAL #10.4: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and State Corporation

Bank for Development and Foreign Economic Affairs

[Vnesheconombank] regarding receipt by OAO Gazprom of

 cash in a maximum amount of 6 billion U.S. Dollars

or its equivalent in Rubles or Euros, for a term of

up to and including 5 years, with interest for using

the loans to be paid at a rate not exceeding 12% per

annum in the case of loans in U.S. dollars / euros

and at a rate not exceeding the Bank of Russia's

refinancing rate in effect on the date of entry into

the applicable loan agreement, plus 3% per annum, in

the case of loans in Rubles

PROPOSAL #10.5: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of

transactions between OAO Gazprom and Gazprombank

[Open Joint Stock Company] entered into under the

loan facility agreement between OAO Gazprom and the

Bank, involving receipt by OAO Gazprom of cash in the

 maximum amount of 25 billion Rubles, for a term not

exceeding 30 calendar days, with interest for using

the loans to be paid at a rate not exceeding the

reference offered rate for Ruble loans [deposits] in

the Moscow money market [MosPrime Rate] established

for loans with a maturity equal to the period of

using the applicable loan, quoted as of the date of

entry into the applicable transaction, plus 2%

PROPOSAL #10.6: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of

transactions between OAO Gazprom and Sberbank of

Russia OAO entered into under the loan facility

agreement between OAO Gazprom and the Bank, involving

 receipt by OAO Gazprom of cash in the maximum amount

 of 17 billion Rubles, for a term not exceeding 30

calendar days, with interest for using the loans to

be paid at a rate not exceeding the reference offered

 rate for Ruble loans [deposits] in the Moscow money

market [MosPrime Rate] established for loans with a

maturity equal to the period of using the applicable

loan, quoted as of the date of entry into the

applicable transaction, plus 4%

PROPOSAL #10.7: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of

transactions between OAO Gazprom and ZAO

Gazenergoprombank entered into under the loan

facility agreement between OAO Gazprom and the Bank,

involving receipt by OAO Gazprom of cash in the

maximum amount of 100 million U.S. Dollars, for a

term not exceeding 30 calendar days, with interest

for using the loans to be paid at a rate not

exceeding the London Interbank Offered Rate [LIBOR]

established for loans with a maturity equal to the

period of using the applicable loan, quoted as of the

 date of entry into the applicable transaction, plus

PROPOSAL #10.8: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of

transactions between OAO Gazprom and OAO Bank VTB,

entered into under the loan facility agreement

between OAO Gazprom and the bank, involving receipt

by OAO Gazprom of cash in the maximum amount of 5

billion Rubles, for a term not exceeding 30 calendar

days, with interest for using the loans to be paid at

 a rate not exceeding the reference offered rate for

Ruble loans [deposits] in the Moscow money market

[MosPrime Rate] established for loans with a maturity

 equal to the period of using the applicable loan,

quoted as of the date of entry into the applicable

transaction, plus 4%

PROPOSAL #10.9: Approval, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which Gazprombank

[Open Joint Stock Company] will accept and credit,

upon the terms and conditions announced by the Bank,

cash transferred to accounts opened in OAO Gazprom's

name and conduct operations through the accounts in

accordance with OAO Gazprom's instructions, as well

as agreements between OAO Gazprom and Gazprombank

[Open Joint Stock Company] regarding in the account

of a non-reducible balance in a maximum amount not

exceeding 20 billion Rubles or its equivalent in a

foreign currency per transaction, with interest to be

 paid by the bank at a rate not lower than 0.1% per

annum in the relevant currency

PROPOSAL #10.10: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Sberbank of Russia

 OAO, ZAO Gazenergoprombank and OAO Bank VTB pursuant

 to which the Banks will accept and credit, upon the

terms and conditions announced by the Banks, cash

transferred to accounts opened in OAO Gazprom's name

and conduct operations through the accounts in

accordance with OAO Gazprom's instructions

PROPOSAL #10.11: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company], Sberbank of Russia OAO, ZAO

Gazenergoprombank and OAO Bank VTB, pursuant to which

 the Banks will provide services to OAO Gazprom

making use of electronic payments system of the

respective Bank, including receipt from OAO Gazprom

of electronic payment documents for executing payment

 operations through the accounts, provision of

electronic statements of accounts and conduct of

other electronic document processing, and OAO Gazprom

 will pay for the services provided at the tariffs of

 the respective Bank effective at the time of the

provision of the services

PROPOSAL #10.12: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, the foreign

 currency purchase/sale transactions between OAO

Gazprom and Gazprombank [Open Joint Stock Company] to

 be entered into under the General Agreement on the

Conduct of Conversion Operations No. 3446 between OAO

 Gazprom and the Bank dated September 12, 2006, in

the maximum amount of 500 million U.S. Dollars or its

 equivalent in Rubles, Euros or other currency for

each transaction

PROPOSAL #10.13: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which OAO Gazprom

will issue suretyships to secure performance by OAO

Gazprom's subsidiary companies of their obligations

to Gazprombank [Open Joint Stock Company] with

respect to the Bank's guarantees issued to the

Russian Federation's tax authorities in connection

with the subsidiary companies challenging such tax

authorities' claims in court, in an aggregate maximum

 amount equivalent to 500 million U.S. Dollars and

for a period not exceeding 14 months

PROPOSAL #10.14: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Sberbank of Russia

 OAO pursuant to which OAO Gazprom will issue

suretyships to secure performance by OAO Gazprom's

subsidiary companies of their obligations to Sberbank

 of Russia OAO with respect to the Bank's guarantees

issued to the Russian Federation's tax authorities in

 connection with the subsidiary companies challenging

 such tax authorities' claims in court, in an

aggregate maximum amount equivalent to 500 million

U.S. Dollars and for a period not exceeding 14 months

PROPOSAL #10.15: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which OAO Gazprom

will issue suretyships to secure performance by OAO

Gazprom's subsidiary companies of their obligations

to Gazprombank [Open Joint Stock Company] with

respect to the Bank's guarantees issued to the

Russian Federation's tax authorities related to such

companies' obligations to pay excise taxes in

connection with exports of petroleum products that

are subject to excise taxes, and eventual penalties,

in the aggregate maximum amount of 1.8 billion Rubles

 and for a period not exceeding 14 months

PROPOSAL #10.16: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreement between OAO Gazprom and Bank Societe

Generale pursuant to which OAO Gazprom undertakes to

Bank Societe Generale to secure performance by OOO

Gazprom Export of its obligations under a direct

contract in connection with the gas transportation

agreement between Nord Stream AG and OOO Gazprom

Export, concluded between OOO Gazprom Export and Bank

 Societe Generale [hereinafter referred to as Direct

Contract in connection with the GTA] including the

obligations to pay a termination fee pursuant to the

terms and conditions of the Direct Contract in

connection with the GTA, in an aggregate maximum

amount of 12.094 billion Euros

PROPOSAL #10.17: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Beltransgaz

pursuant to which OAO Gazprom will grant OAO

Beltransgaz temporary possession and use of the

facilities of the Yamal-Europe trunk gas pipeline

system and the related service equipment that are

situated in the territory of the Republic of Belarus

for a period not exceeding 12 months and OAO

Beltransgaz will make payment for using such property

 in the maximum amount of 6.4 billion Rubles

PROPOSAL #10.18: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazpromtrans

pursuant to which OAO Gazprom will grant OOO

Gazpromtrans temporary possession and use of the

infrastructure facilities of the railway stations of

the Surgutskiy Condensate Stabilization Plant,

Sernaya railway station and Tvyordaya Sera railway

station, the facilities of the railway station

situated in the town of Slavyansk-na-Kubani, the

facilities of the railway line between Obskaya and

Bovanenkovo stations, as well as the software and

hardware solutions System for Managing OAO Gazprom's

Property and Other Assets at OOO Gazpromtrans Level

[ERP] and Electronic Archive Module at OOO

Gazpromtrans Level for a period not exceeding 12

months and OOO Gazpromtrans will make payment for

using such property in the maximum amount of 3.6

PROPOSAL #10.19: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Neft

Orenburg pursuant to which OAO Gazprom will grant ZAO

 Gazprom Neft Orenburg temporary possession and use

of the wells, downhole and above-ground well

equipment within the Eastern Segment of the

Orenburgskoye oil and gas-condensate field for a

period not exceeding 12 months and ZAO Gazprom Neft

Orenburg will make payment for using such property in

 the maximum amount of 1.49 billion Rubles

PROPOSAL #10.20: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Lazurnaya

pursuant to which OAO Gazprom will grant OAO

Lazurnaya temporary possession and use of the

property of the first and second units of the

Lazurnaya Peak Hotel complex situated in the city of

Sochi, for a period not exceeding 12 months and OAO

Lazurnaya will make payment for using such property

in the maximum amount of 83.4 million Rubles

PROPOSAL #10.21: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

Agreements between OAO Gazprom and DOAO

Tsentrenergogaz of OAO Gazprom pursuant to which OAO

Gazprom will grant DOAO Tsentrenergogaz of OAO

Gazprom temporary possession and use of the building

and equipment of the repair and machining shop at the

 home base of the oil and gas production department

for the Zapolyarnoye gas-oil-condensate field,

situated in the Yamalo-Nenetskiy Autonomous Area,

Tazovskiy District, township of Novozapolyarnyi, the

building and equipment of the repair and machining

shop at the Southern Regional Repair Base situated in

 the Stavropolskiy Province, town of Izobilnyi, as

well as the software and hardware solutions System

for Managing OAO Gazprom's Property and Other Assets

at DOAO Tsentrenergogaz of OAO Gazprom Level [ERP],

OAO Gazprom Long Term Investments Reporting and

Analysis System [LTIAA] at DOAO Tsentrenergogaz Level

 and Electronic Archive Module at DOAO

Tsentrenergogaz of OAO Gazprom Level for a period not

 exceeding 12 months and DOAO Tsentrenergogaz of OAO

Gazprom will make payment for using such property in

the maximum amount of 123.2 million Rubles

PROPOSAL #10.22: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Tsentrgaz

pursuant to which OAO Gazprom will grant OAO

Tsentrgaz temporary possession and use of the

facilities of a preventative clinic situated in the

Tula Region, Shchekinsky District, township of

Grumant, as well as the software and hardware

solutions System for Managing OAO Gazprom's Property

and Other Assets at OAO Tsentrgaz Level [ERP], OAO

Gazprom Long-Term Investments Reporting and Analysis

System [LTIAA] at OAO Tsentrgaz Level, System of

Reporting and Analysis of Information on Non-Core

Assets within OAO Gazprom System [RAINCA] at OAO

Tsentrgaz Level and Electronic Archive Module at OAO

Tsentrgaz Level for a period not exceeding 12 months

and OAO Tsentrgaz will make payment for using such

property in the maximum amount of 35.5 million Rubles

PROPOSAL #10.23: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, Agreements

between OAO Gazprom and OAO Gazprom Promgaz pursuant

to which OAO Gazprom will grant OAO Gazprom Promgaz

temporary possession and use of experimental

prototypes of gas-using equipment [self-contained

modular boiler installation, recuperative air heater,

 mini-boiler unit, radiant panel heating system, U-

shaped radiant tube, modularized complete full-

function small-sized gas and water treatment

installations for coal bed methane extraction wells,

well-head equipment, borehole enlargement device, and

 pressure core sampler] located in the Rostov Region,

 town of Kamensk-Shakhtinsky, and the Kemerovi

Region, city of Novokuznetsk, an aerospace data

processing software and equipment complex, as well as

 the software and hardware solutions System for

Managing OAO Gazprom's Property and Other Assets at

OAO Gazprom Promgaz Level [ERP] and Electronic

Archive Module at OAO Gazprom Promgaz Level for a

period not exceeding 12 months and OAO Gazprom

Promgaz will make payment for using such property in

the maximum amount of 21.6 million Rubles

PROPOSAL #10.24: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which OAO Gazprom

will grant Gazprombank [Open Joint Stock Company]

temporary possession and use of the non-residential

premises in a building that are situated at 31 Lenina

 Street, Yugorsk, Tyumen Region and are used to house

 a branch of Gazprombank [Open Joint Stock Company],

with a total floor space of 810.6 square meters, and

the plot of land occupied by the building and

required for the use of that building, with an area

of 3,371 square meters, for a period not exceeding 12

 months and Gazprombank [Open Joint Stock Company]

will make payment for using such property in the

maximum amount of 2.4 million Rubles

PROPOSAL #10.25: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO

Salavatnefteorgsintez pursuant to which OAO Gazprom

will grant OAO Salavatnefteorgsintez temporary

possession and use of the gas condensate pipeline

running from the Karachaganakskoye gas condensate

field to the Orenburg Gas Refinery for a period not

exceeding 12 months and OAO Salavatnefteorgsintez

will make payment for using such property in the

maximum amount of 283,000 Rubles

PROPOSAL #10.26: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Vostokgazprom

pursuant to which OAO Gazprom will grant OAO

Vostokgazprom temporary possession and use of M-468R

special-purpose communications installation, as well

as the software and hardware solutions System for

Managing OAO Gazprom's Property and Other Assets at

OAO Vostokgazprom Level [ERP], OAO Gazprom Long-Term

Investments Reporting and Analysis System [LTIAA] at

OAO Vostokgazprom Level, System of Reporting and

Analysis of Information on Non-Core Assets within OAO

 Gazprom System [RAINCA] at OAO Vostokgazprom Level

and Electronic Archive Module at OAO Vostokgazprom

Level for a period not exceeding 12 months and OAO

Vostokgazprom will make payment for using such

property in the maximum amount of 17.7 million Rubles

PROPOSAL #10.27: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom Export

 pursuant to which OAO Gazprom will grant OOO Gazprom

 Export temporary possession and use of an M-468R

special-purpose communications installation, as well

as the software and hardware solutions OAO Gazprom

Long-Term Investments Reporting and Analysis System

[LTIAA] at OOO Gazprom Export Level and System of

Reporting and Analysis of Information on Non-Core

Assets within OAO Gazprom System [RAINCA] at OOO

Gazprom Export Level for a period not exceeding 12

months and OOO Gazprom Export will make payment for

using such property in the maximum amount of 3.4

million Rubles

PROPOSAL #10.28: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, Agreements

between OAO Gazprom and OAO Gazprom Neft pursuant to

which OAO Gazprom will grant OAO Gazprom Neft

temporary possession and use of an M-468R special-

purpose communications installation, as well as the

software and hardware solutions System for Managing

OAO Gazprom's Property and Other Assets at OAO

Gazprom Neft Level [ERP], OAO Gazprom Long-Term

Investments Reporting and Analysis System [LTIAA] at

OAO Gazprom Neft Level, System of Reporting and

Analysis of Information on Non-Core Assets within OAO

 Gazprom System [RAINCA] at OAO Gazprom Neft Level

and Electronic Archive Module at OAO Gazprom Neft

Level for a period not exceeding 12 months and OAO

Gazprom Neft will make payment for using such

property in the maximum amount of 15.4 million Rubles

PROPOSAL #10.29: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom Space

Systems pursuant to which OAO Gazprom will grant OAO

Gazprom Space Systems temporary possession and use of

 software and hardware solutions System for Managing

OAO Gazprom's Property and Other Assets at OAO Gazkom

 Level [ERP], OAO Gazprom Long-Term Investments

Reporting and Analysis System [LTIAA] at OAO Gazprom

Space Systems Level and Electronic Archive Module at

OAO Gazprom Space Systems Level for a period not

exceeding 12 months and OAO Gazprom Space Systems

will make payment for using such property in the

maximum amount of 19.7 million Rubles

PROPOSAL #10.30: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Yamalgazinvest

 pursuant to which OAO Gazprom will grant ZAO

Yamalgazinvest temporary possession and use of the

software and hardware solutions System for Managing

OAO Gazprom's Property and Other Assets at ZAO

Yamalgazinvest Level [ERP] and Electronic Archive

Module at ZAO Yamalgazinvest Level for a period not

exceeding 12 months and ZAO Yamalgazinvest will make

payment for using such property in the maximum amount

 of 12.9 million Rubles

PROPOSAL #10.31: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Invest

 Yug, pursuant to which OAO Gazprom will grant ZAO

Gazprom Invest Yug temporary possession and use of

the ERP software and equipment complex System for

Managing OAO Gazprom's Property and Other Assets at

ZAO Gazprom Invest Yug Level [ERP] for a period not

exceeding 12 months and ZAO Gazprom Invest Yug will

make payment for using such property in the maximum

amount of 2.4 million Rubles

PROPOSAL #10.32: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz,

 pursuant to which OAO Gazprom will grant OOO

Mezhregiongaz temporary possession and use of the

software and hardware solutions System for Managing

OAO Gazprom's Property and Other Assets at OOO

Mezhregiongaz Level [ERP], OAO Gazprom Long-Term

Investments Reporting and Analysis System [LTIAA] at

OOO Mezhregiongaz Level and System of Reporting and

Analysis of Information on Non-Core Assets within OAO

 Gazprom System [RAINCA] at OOO Mezhregiongaz Level

for a period not exceeding 12 months and OOO

Mezhregiongaz will make payment for using such

property in the maximum amount of 14 million Rubles

PROPOSAL #10.33: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ,

pursuant to which OAO Gazprom will grant OAO SOGAZ

temporary possession and use of the software and

hardware solutions System for Managing OAO Gazprom's

Property and Other Assets at OAO SOGAZ Level (ERP)

and Electronic Archive Module at OAO Insurance

Company of Gas Industry (SOGAZ) Level for a period

not exceeding 12 months and OAO SOGAZ will make

payment for using such property in the maximum amount

 of 13.4 million Rubles

PROPOSAL #10.34: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom

Komplektatsiya pursuant to which OAO Gazprom will

grant OOO Gazprom Komplektatsiya temporary possession

 and use of the software and hardware solutions

System for Managing OAO Gazprom's Property and Other

Assets at OOO Gazprom Komplektatsiya Level [ERP], OAO

 Gazprom Long-Term Investments Reporting and Analysis

 System [LTIAA] at OOO Gazprom Komplektatsiya Level,

System of Reporting and Analysis of Information on

Non-Core Assets within OAO Gazprom System [RAINCA] at

 OOO Gazprom Komplektatsiya Level and Electronic

Archive Module at OOO Gazprom Komplektatsiya Level

for a period not exceeding 12 months and OAO Gazprom

Komplektatsiya will make payment for using such

property in the maximum amount of 15.2 million Rubles

PROPOSAL #10.35: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gaztelecom

pursuant to which OAO Gazprom will grant ZAO

Gaztelecom temporary possession and use of

communications facilities comprised of buildings,

communications lines, communications networks, cable

duct systems and equipment, which are located in the

city of Moscow, the city of Maloyaroslavets, the city

 of Rostov-on-Don, the city of Kaliningrad, the

Moscow Region and the Smolensk Region of the Russian

Federation and in the territory of the Republic of

Belarus, as well as the software and hardware

solutions System for Managing OAO Gazprom's Property

and Other Assets at ZAO Gaztelecom Level [ERP] and

Electronic Archive Module at ZAO Gaztelecom Level for

 a period not exceeding 12 months and ZAO Gaztelecom

will make payment for using such property in the

maximum amount of 233.4 million Rubles

PROPOSAL #10.36: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO

Gazpromregiongaz pursuant to which OAO Gazprom will

grant OAO Gazpromregiongaz temporary possession and

use of the property complex of the gas distribution

system, comprised of facilities designed to transport

 and supply directly to consumers [gas offtaking

pipelines, gas distribution pipelines, inter-township

 and street gas pipelines, high, medium and low

pressure gas pipelines, gas flow control stations and

 buildings], as well as the software and hardware

solutions System for Managing OAO Gazprom's Property

and Other Assets at OAO Gazpromregiongaz Level [ERP],

 OAO Gazprom Long-Term Investments Reporting and

Analysis System [LTIAA] at OAO Gazpromregiongaz

Level, and Electronic Archive Module at OAO

Gazpromregiongaz Level for a period not exceeding 12

months and OAO Gazpromregiongaz will make payment for

 using such property in the maximum amount of 726.6

PROPOSAL #10.37: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Druzhba

pursuant to which OAO Gazprom will grant OAO Druzhba

temporary possession and use of the facilities of

Druzhba vacation center [hotels, effluent treatment

facilities, transformer substations entrance

checkpoints, cottages, utility networks, metal

fences, parking areas, ponds, roads, pedestrian

crossings, sites, sewage pumping station, sports

center, roofed ground-level arcade, servicing

station, diesel-generator station, boiler house

extension, storage facility, Fisherman's Lodge,

garage, garage with administrative and amenity

building, a stela, as well as service machinery,

equipment, furniture and accessories] situated in the

 Moscow Region, Naro-Fominsk District, village of

Rogozinino, for a period not exceeding 12 months and

OAO Druzhba will make payment for using such property

 in the maximum amount of 265.5 million Rubles

PROPOSAL #10.38: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which the Bank,

acting as a Customs Broker, will issue guarantees to

the Russian Federation's customs authorities in

respect of OAO Gazprom's obligations to pay customs

payments and eventual interest and penalties, in the

maximum amount of 50 million Rubles, with a fee due

to the bank at a rate not exceeding 1% per annum of

the amount of the guarantee

PROPOSAL #10.39: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and Gazprombank [Open

Joint Stock Company] pursuant to which the Bank,

acting as a Customs Broker, will issue guarantees to

the Russian Federation's customs authorities in

respect of OAO Gazprom's obligations to pay customs

payments and eventual interest and penalties, in a

maximum amount equivalent to 1 million Euros, with a

fee due to the bank at a rate not exceeding 1% per

annum of the amount of the guarantee

PROPOSAL #10.40: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz,

 pursuant to which OAO Gazprom undertakes, acting on

behalf of OOO Mezhregiongaz and at its instructions,

to declare for customs purposes the natural gas

transported by pipeline across the customs border of

the Russian Federation, and OOO Mezhregiongaz

undertakes to pay for such services in the amount not

 exceeding 3,000 Rubles per cargo customs

declaration, as well as the value added tax at the

rate required by the effective legislation of the

Russian Federation, for an aggregate maximum amount

PROPOSAL #10.41: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO NOVATEK,

pursuant to which OAO Gazprom undertakes, acting on

behalf of OAO NOVATEK and at its instructions, to

declare for customs purposes the natural gas

transported by pipeline across the customs border of

the Russian Federation, and OAO NOVATEK undertakes to

 pay for such services in the amount not exceeding

1.58 Rubles per 1 thousand cubic meters of natural

gas, as well as the value added tax at the rate

required by the effective legislation of the Russian

Federation, on the basis of the monthly volume of the

 transported natural gas, for an aggregate maximum

amount of 42.7 million Rubles

PROPOSAL #10.42: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz

pursuant to which OAO Gazprom will deliver and OOO

Mezhregiongaz will accept [take off] gas in the

amount not exceeding 300 billion cubic meters,

deliverable on a monthly basis, and will pay for the

gas an aggregate maximum amount of 992 billion Rubles

PROPOSAL #10.43: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz

pursuant to which OOO Mezhregiongaz undertakes,

acting on OAO Gazprom's instructions and for a total

fee not exceeding 252.23 million Rubles, in its own

name, but for OAO Gazprom's account, to accept gas

produced by OAO Gazprom and its affiliates and sell

it through OOO Mezhregiongaz's electronic trading

site in the amount not exceeding 11.25 billion cubic

meters for a maximum amount of 25.22 billion Rubles

PROPOSAL #10.44: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz

pursuant to which OOO Mezhregiongaz will deliver and

OAO Gazprom will accept [take off] gas bought by OOO

Mezhregiongaz from independent entities in the amount

 not exceeding 11.25 billion cubic meters and will

pay for the gas an aggregate maximum amount of 39.98

billion Rubles

PROPOSAL #10.45: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom Export

 pursuant to which OOO Gazprom Export undertakes,

acting on OAO Gazprom's instructions and for a total

fee not exceeding 70 million Rubles, in its own name,

 but for OAO Gazprom's account, to accept liquid

hydrocarbons owned by OAO Gazprom, including crude

oil, gas condensate and refined products [gasoline,

liquefied gases, etc.] and sell them in the market

outside the customs territory of the Russian

Federation, in the amount not exceeding 1.6 million

tons for a maximum amount of 15 billion Rubles

PROPOSAL #10.46: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Northgas,

pursuant to which ZAO Northgas will deliver and OAO

Gazprom will accept [take off] gas in the amount not

exceeding 70 million cubic meters, deliverable on a

monthly basis, and will pay for the gas an aggregate

maximum amount of 61 million Rubles

PROPOSAL #10.47: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO

Severneftegazprom, pursuant to which OAO

Severneftegazprom will deliver and OAO Gazprom will

accept [take off] gas in the amount not exceeding

16.45 billion cubic meters and will pay for the gas

an aggregate maximum amount of 33.25 billion Rubles

PROPOSAL #10.48: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Neft

Orenburg, pursuant to which ZAO Gazprom Neft Orenburg

 will deliver and OAO Gazprom will accept [take off]

unstable crude oil in the amount not exceeding 800

thousand tons and will pay for the crude oil an

aggregate maximum amount of 7 billion Rubles

PROPOSAL #10.49: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SIBUR Holding,

 pursuant to which OAO SIBUR Holding will deliver and

 OAO Gazprom will accept [take off] dry stripped gas

processed at OAO SIBUR Holding's gas refining

complexes in the amount not exceeding 2.3 billion

cubic meters and will pay for the gas an aggregate

maximum amount of 2.89 billion Rubles

PROPOSAL #10.50: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO NOVATEK

pursuant to which OAO Gazprom will deliver and OAO

NOVATEK will accept [take off] gas in the amount not

exceeding 16.5 billion cubic meters and will pay for

the gas an aggregate maximum amount of 27.67 billion

Rubles

PROPOSAL #10.51: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Tomskgazprom

pursuant to which OAO Gazprom will provide services

related to arranging for the transportation of gas in

 a total amount not exceeding 3 billion cubic meters

and OAO Tomskgazprom will pay for the services

related to arranging for the transportation of gas

via trunk gas pipelines an aggregate maximum amount

of 1.4 billion Rubles

PROPOSAL #10.52: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Mezhregiongaz

pursuant to which OAO Gazprom will provide services

related to arranging for the transportation of gas in

 a total amount not exceeding 50 billion cubic meters

 across the territory of the Russian Federation and

the Republic of Kazakhstan and OOO Mezhregiongaz will

 pay for the services related to arranging for the

transportation of gas via trunk gas pipelines an

aggregate maximum amount of 92 billion Rubles

PROPOSAL #10.53: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom Neft

pursuant to which OAO Gazprom will provide services

related to arranging for the transportation of gas in

 a total amount not exceeding 5 billion cubic meters

and OAO Gazprom Neft will pay for the services

related to arranging for the transportation of gas

via trunk gas pipelines an aggregate maximum amount

of 3.2 billion Rubles

PROPOSAL #10.54: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO NOVATEK

pursuant to which OAO Gazprom will provide services

related to arranging for the transportation of gas in

 a total amount not exceeding 47 billion cubic meters

 and OAO NOVATEK will pay for the services related to

 arranging for the transportation of gas via trunk

gas pipelines an aggregate maximum amount of 66.5

billion Rubles

PROPOSAL #10.55: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO NOVATEK

pursuant to which OAO Gazprom will provide services

related to arranging for the injection of gas owned

by OAO NOVATEK into underground gas storage

facilities and its storage in such facilities in the

amount not exceeding 3.45 billion cubic meters and

OAO NOVATEK will pay for the services related to

arranging for gas injection and storage an aggregate

maximum amount of 1.8 million Rubles, as well as

services related to arranging for the off-taking the

gas owned by OAO NOVATEK from underground gas storage

 facilities in the amount not exceeding 1.15 billion

cubic meters and OAO NOVATEK will pay for the

services related to arranging for the off-taking of

gas an aggregate maximum amount of 29.2 million Rubles

PROPOSAL #10.56: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and a/s Latvijas Gaze

pursuant to which OAO Gazprom will sell and a/s

Latvijas Gaze will purchase gas as follows: in the

amount not exceeding 800 million cubic meters for an

aggregate maximum amount of 200 million Euros in the

second half of 2010 and in the amount not exceeding

1.5 billion cubic meters for an aggregate maximum

amount of 450 million Euros in 2011; as well as

pursuant to which, a/s Latvijas Gaze will provide

services of injection of gas owned by OAO Gazprom

into Incukalna underground gas storage facility, of

its storage in the storage facility, its off-taking

and transportation across the territory of Latvian

Republic as follows: in the second half of 2010,

services related to the injection of gas into storage

 facilities in the amount not exceeding 600 million

cubic meters, services related to storage of gas and

its off-taking in the amount not exceeding 400

million cubic meters, services related to the

transportation of gas in the amount not exceeding 1

billion cubic meters, and OAO Gazprom will pay for

such services an aggregate maximum amount of 10

million Euros; in 2011, services related to the

injection of gas into storage facilities in the

amount not exceeding 900 million cubic meters,

services related to storage of gas and its off-taking

 in the amount not exceeding 900 million cubic

meters, services related to the transportation of gas

 in the amount not exceeding 1.8 billion cubic

meters, and OAO Gazprom will pay for such services an

PROPOSAL #10.57: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and AB Lietuvos Dujos

pursuant to which OAO Gazprom will sell and AB

Lietuvos Dujos will purchase gas as follows: in the

amount not exceeding 675 million cubic meters for an

aggregate maximum amount of 170 million Euros in the

second half of 2010 and in the amount not exceeding

1.6 billion cubic meters for an aggregate maximum

amount of 480 million Euros in 2011, and pursuant to

which AB Lietuvos Dujos will provide services related

 to the transportation of gas in transport mode

across the territory of the Republic of Lithuania as

follows: in the amount not exceeding 1 billion cubic

meters in the second half of 2010, OAO Gazprom will

pay an aggregate maximum amount of 4.2 million Euros

for the gas transportation services and in the amount

 not exceeding 2.5 billion cubic meters in 2011, OAO

Gazprom will pay an aggregate maximum amount of 14.7

million Euros for the gas transportation services

PROPOSAL #10.58: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and UAB Kauno

termofikacijos elektrine pursuant to which OAO

Gazprom will sell and UAB Kauno termofikacijos

elektrine will purchase gas as follows: in the amount

 not exceeding 180 million cubic meters for an

aggregate maximum amount of 45 million Euros in the

second half of 2010 and in the amount not exceeding

470 million cubic meters for an aggregate maximum

amount of 141 million Euros in 2011

PROPOSAL #10.59: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and MoldovaGaz S.A.

pursuant to which OAO Gazprom will deliver and

MoldovaGaz S.A. will accept [take off] gas in the

amount not exceeding 3.5 billion cubic meters for an

aggregate maximum amount of 900 million U.S. Dollars

in 2011, and pursuant to which MoldovaGaz S.A. will

provide in 2011 services related to the

transportation of gas in transport mode across the

territory of the Republic of Moldova in the amount

not exceeding 19.14 billion cubic meters, and OAO

Gazprom will pay for services related to the

transportation of gas via trunk gas pipelines an

aggregate maximum amount of 47.85 million U.S. Dollars

PROPOSAL #10.60: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and KazRosGaz LLP

pursuant to which in 2010 OAO Gazprom will deliver

and KazRosGaz LLP will accept [take off] gas in the

amount not exceeding 1.2 billion cubic meters for an

aggregate maximum amount of 170 million U.S. Dollars

and pursuant to which OAO Gazprom will provide in

2010 services related to arranging for the

transportation of gas owned by KazRosGaz LLP across

the territory of the Russian Federation in the amount

 not exceeding 10.5 billion cubic meters and

KazRosGaz LLP will pay for the services related to

arranging for the transportation of gas via trunk gas

 pipelines an aggregate maximum amount of 43.5

PROPOSAL #10.61: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Beltransgaz,

pursuant to which OAO Gazprom will sell, and OAO

Beltransgaz will purchase gas in 2011 in the amount

not exceeding 22.5 billion cubic meters for an

aggregate maximum amount of 5.625 billion U.S.

Dollars and pursuant to which OAO Beltransgaz in 2011

 will provide services related to the transportation

of gas in transport mode across the territory of the

Republic of Belarus via gas transportation system of

OAO Beltransgaz and via the Byelorussian segment of

Russian Yamal–Europe gas pipeline in the amount

not exceeding 48.2 billion cubic meters and OAO

Gazprom will pay for the services related to the

transportation of gas via trunk gas pipelines an

aggregate maximum amount of 600 million U.S. Dollars

PROPOSAL #10.62: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and GAZPROM Germania

GmbH, pursuant to which OAO Gazprom will provide

services in 2011 related to arranging for the

transportation of natural gas owned by GAZPROM

Germania GmbH across the territory of the Republic of

 Kazakhstan, the Republic of Uzbekistan, the Russian

Federation and the Republic of Belarus in the amount

not exceeding 63.3 billion cubic meters, and GAZPROM

Germania GmbH will pay for the services related to

arranging for the transportation of gas via trunk gas

 pipelines an aggregate maximum amount of 1.8 billion

 U.S. Dollars

PROPOSAL #10.63: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and GAZPROM Germania

GmbH, pursuant to which OAO Gazprom undertakes,

acting on the instructions of GAZPROM Germania GmbH

for a fee in the total maximum amount of 96,000 U.S.

Dollars, in its own name, but for the account of

GAZPROM Germania GmbH, to arrange in 2011 for the

transportation of natural gas owned by GAZPROM

Germania GmbH across the territory of the Republic of

 Belarus for the amount not exceeding 37.293 million

PROPOSAL #10.64: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazpromtrans,

pursuant to which OOO Gazpromtrans undertakes, acting

 on the instructions of OAO Gazprom, for a fee in the

 total maximum amount of 350,000 Rubles, in its own

name, but for the account of OAO Gazprom, to ensure

in 2010–2011 arrangement of operations related

to the development and assessment of cost estimate

documentation, start-up and commissioning work at OAO

 Gazprom's facilities commissioned under investment

projects implementation contracts, as well as other

work, including work of preparatory and support

nature, required for the performance of start-up and

commissioning work and the commissioning of OAO

Gazprom's facilities

PROPOSAL #10.65: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Invest

 Yug, pursuant to which ZAO Gazprom Invest Yug

undertakes, acting on the instructions of OAO

Gazprom, for a fee in an aggregate maximum amount of

200,000 Rubles, in its own name, but for the account

of OAO Gazprom, to ensure in 2010-2011 arrangement of

 operations related to the development and assessment

 of cost estimate documentation, start-up and

commissioning work at OAO Gazprom's facilities

commissioned under investment projects implementation

 contracts, as well as other operations, including

those of preparatory and support nature, required for

 the performance of start-up and commissioning work

and the commissioning of OAO Gazprom's facilities

PROPOSAL #10.66: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom

Tsentrremont, pursuant to which OOO Gazprom

Tsentrremont undertakes, acting on the instructions

of OAO Gazprom, for a fee in an aggregate maximum

amount of 112,500 Rubles, in its own name, but for

the account of OAO Gazprom, to ensure in 2010-2011

arrangement of operations related to the development

and assessment of cost estimate documentation, start-

up and commissioning work at OAO Gazprom's

facilities, commissioned under investment projects

implementation contracts, as well as other

operations, including those of preparatory and

support nature, required for the performance of

start-up and commissioning work and the commissioning

PROPOSAL #10.67: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO

Yamalgazinvest, pursuant to which ZAO Yamalgazinvest

undertakes, acting on the instructions of OAO

Gazprom, for a fee in an aggregate maximum amount of

525,000 Rubles, in its own name, but for the account

of OAO Gazprom, to ensure in 2010–2011

arrangement of operations related to the development

and assessment of cost estimate documentation, start-

up and commissioning work at OAO Gazprom's

facilities, commissioned under investment projects

implementation contracts, as well as other

operations, including those of preparatory and

support nature, required for the performance of

start-up and commissioning work and the commissioning

PROPOSAL #10.68: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom Space

Systems, pursuant to which OAO Gazprom Space Systems

undertakes, within the period between July 1, 2010

and December 31, 2011, acting on OAO Gazprom's

instructions, to provide services related to the

implementation of OAO Gazprom's investment projects

involving construction and commissioning of

facilities, and OAO Gazprom undertakes to pay for

such services the maximum amount of 2 million Rubles

PROPOSAL #10.69: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreement between OAO Gazprom and ZAO Yamalgazinvest,

 pursuant to which ZAO Yamalgazinvest undertakes,

within the period between July 1, 2010 and December

31, 2011, acting on OAO Gazprom's instructions, to

provide services related to implementation of OAO

Gazprom's investment projects involving construction

and commissioning of facilities, and OAO Gazprom

undertakes to pay for such services the maximum

amount of 9 billion Rubles

PROPOSAL #10.70: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Neft

Orenburg, pursuant to which ZAO Gazprom Neft Orenburg

 undertakes, within the period between July 1, 2010

and December 31, 2011, acting on OAO Gazprom's

instructions, to provide services related to

implementation of OAO Gazprom's investment projects

involving construction and commissioning of

facilities and OAO Gazprom undertakes to pay for such

 services the maximum amount of 85 million Rubles

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAZPROM O A O

  TICKER:                  N/A                 CUSIP:   X7204C106

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #10.71: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gazprom Invest

 Yug, pursuant to which ZAO Gazprom Invest Yug

undertakes, within the period between July 1, 2010

and December 31, 2011, acting on OAO Gazprom's

instructions, to provide services related to

implementation of OAO Gazprom's investment projects

involving construction and commissioning of

facilities and OAO Gazprom undertakes to pay for such

 services the maximum amount of 9 billion Rubles

PROPOSAL #10.72: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazpromtrans,

pursuant to which OOO Gazpromtrans undertakes, within

 the period between July 1, 2010 and December 31,

2011, acting on OAO Gazprom's instructions, to

provide services related to implementation of OAO

Gazprom's investment projects involving construction

and commissioning of facilities and OAO Gazprom

undertakes to pay for such services the maximum

amount of 600 million Rubles

PROPOSAL #10.73: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gaztelecom,

pursuant to which ZAO Gaztelecom undertakes, within

the period between July 1, 2010 and December 31,

2011, acting on OAO Gazprom's instructions, to

provide services related to implementation of OAO

Gazprom's investment projects involving construction

and commissioning of facilities and OAO Gazprom

undertakes to pay for such services the maximum

amount of 80 million Rubles

PROPOSAL #10.74: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazprom

Tsentrremont, pursuant to which OOO Gazprom

Tsentrremont undertakes, within the period between

July 1, 2010 and December 31, 2011, acting on OAO

Gazprom's instructions, to provide services related

to implementation of OAO Gazprom's investment

projects involving construction and commissioning of

facilities, and OAO Gazprom undertakes to pay for

such services the maximum amount of 1.6 billion Rubles

PROPOSAL #10.75: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, in the event of loss

or destruction of, or damage to, including

deformation of the original geometrical dimensions of

 the structures or individual elements of, machinery

or equipment; linear portions, technological

equipment and fixtures of trunk gas pipelines,

petroleum pipelines or refined product pipelines;

property forming part of wells; natural gas held at

the facilities of the Unified Gas Supply System in

the course of transportation or storage in

underground gas storage reservoirs [insured

property], as well as in the event of losses incurred

 by OAO Gazprom as a result of an interruption in

production operations due to destruction or loss of

or damage to insured property [insured events], to

make payment of insurance compensation to OAO Gazprom

 or OAO Gazprom's subsidiary companies to which the

insured property has been leased [beneficiaries] up

to the aggregate insurance amount not exceeding 10

trillion Rubles in respect of all insured events, and

 OAO Gazprom undertakes to pay OAO SOGAZ an insurance

 premium in an aggregate maximum amount of 5 billion

Rubles, with each agreement having an effective term

PROPOSAL #10.76: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, in the event that

harm is caused to life, health or property of other

persons or the natural environment as a result of an

emergency or incident occurring, among other things,

as a result of a terrorist act at a hazardous

industrial facility operated by OAO Gazprom [insured

events], to make an insurance payment to physical

persons whose life, health or property has been

harmed, to legal entities whose property has been

harmed or to the state, acting through those

authorized agencies of executive power whose

competence includes environmental protection

management, in the event that harm is caused to the

natural environment [beneficiaries] up to an

aggregate insurance amount not exceeding 30 million

Rubles, and OAO Gazprom undertakes to pay an

insurance premium in an aggregate maximum amount of

PROPOSAL #10.77: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, in the event that

harm is caused to the life or health of OAO Gazprom's

 employees [insured persons] as a result of an

accident that occurs during the period of the

insurance coverage on a 24-hour-a-day basis or

diseases that are diagnosed during the effective

period of the agreements [insured events], to make an

 insurance payment to the insured person or the

person designated by him as his beneficiary or to the

 heir of the insured person [beneficiaries], up to

the aggregate insurance amount not exceeding 150

billion Rubles, and OAO Gazprom undertakes to pay OAO

 SOGAZ an insurance premium in an aggregate maximum

amount of 40 million Rubles, each agreement having an

 effective term of 1 year

PROPOSAL #10.78: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ,

pursuant to which OAO SOGAZ undertakes, in the event

that harm is caused to the life or health of

employees of OAO Gazprom's branch responsible for the

 administration of OAO Gazprom premises [insured

persons] as a result of an accident occurring during

the performance by an insured person of his official

duties, including the time of travel from the place

of residence of such person to the place of the

performance of his official duties, and back, within

2.5 hours before the beginning and after the end of

the working day [insured events], to make an

insurance payment to the insured person or the person

 designated by him as his beneficiary or to a heir of

 the insured person [beneficiaries], up to the

aggregate insurance amount not exceeding 279.66

million Rubles, and OAO Gazprom undertakes to pay OAO

 SOGAZ an insurance premium in an aggregate maximum

amount of 589,000 Rubles, each agreement having an

PROPOSAL #10.79: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, whenever employees of

 OAO Gazprom or members of their families or non-

working retired former employees of OAO Gazprom or

members of their families [insured persons who are

beneficiaries] apply to a health care institution for

 the provision of medical services [insured events],

to arrange and pay for the provision of medical

services to the insured persons up to the aggregate

insurance amount not exceeding 90 billion Rubles and

OAO Gazprom undertakes to pay OAO SOGAZ an insurance

premium in an aggregate maximum amount of 200 million

 Rubles, each agreement having an effective term of 1

PROPOSAL #10.80: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, whenever employees of

 OAO Gazprom's branch responsible for the

administration of OAO Gazprom premises, members of

their families or nonworking retired former employees

 of OAO Gazprom's branch responsible for the

administration of OAO Gazprom premises [insured

persons who are beneficiaries] apply to a health care

 institution for the provision of medical services

[insured events], to arrange and pay for the

provision of medical services to the insured persons

up to the aggregate insurance amount not exceeding

154.3 million Rubles and OAO Gazprom undertakes to

pay OAO SOGAZ an insurance premium in an aggregate

maximum amount of 151.2 million Rubles, each

agreement having an effective term of 1 year

PROPOSAL #10.81: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, whenever employees of

 OAO Gazprom's branch OAO Gazprom Avtopredpriyatie,

members of their families or non-working retired

former employees of OAO Gazprom's branch OAO Gazprom

Avtopredpriyatie or members of their families

[insured persons who are beneficiaries] apply to a

health care institution for the provision of medical

services [insured events], to arrange and pay for the

 provision of medical services to the insured persons

 up to the aggregate insurance amount not exceeding

62.8 million Rubles and OAO Gazprom undertakes to pay

 OAO SOGAZ an insurance premium in an aggregate

maximum amount of 59.03 million Rubles, each

agreement having an effective term of 1 year

PROPOSAL #10.82: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO SOGAZ pursuant

 to which OAO SOGAZ undertakes, whenever harm [damage

 or destruction] is caused to a transportation

vehicle owned by OAO Gazprom, or such vehicle is

stolen or hijacked, or an individual component, part,

 unit, device or supplementary equipment installed on

 such transportation vehicle is stolen [insured

events], to make an insurance payment to OAO Gazprom

[beneficiary] up to the aggregate insurance amount

not exceeding 1,183.6 million Rubles and OAO Gazprom

undertakes to pay OAO SOGAZ an insurance premium in

an aggregate maximum amount of 22.49 million Rubles,

each agreement having an effective term of 1 year

PROPOSAL #10.83: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreement between OAO Gazprom and OAO SOGAZ pursuant

to which OAO SOGAZ undertakes, in the event of:

assertion of claims against members of the Board of

Directors or the Management Committee of OAO Gazprom

who are not persons holding state positions in the

Russian Federation or positions in the state civil

service [insured persons] by physical persons or

legal entities for whose benefit the agreement will

be entered into and who could suffer harm, including

shareholders of OAO Gazprom, debtors and creditors of

 OAO Gazprom, employees of OAO Gazprom, as well as

the Russian Federation represented by its authorized

agencies and representatives [third parties

[beneficiaries]] for compensation of losses resulting

 from unintentional erroneous acts [omissions] of

insured persons in the conduct by them of their

management activities; the insured persons incurring

judicial or other costs in settling such claims;

assertion of claims against OAO Gazprom by third

persons [beneficiaries] for compensation of losses

resulting from unintentional erroneous acts

[omissions] of insured persons in the conduct by them

 of their management activities on the basis of

claims asserted with respect to OAO Gazprom's

securities, as well as claims originally asserted

against insured persons; OAO Gazprom incurring

judicial or other costs in settling such claims

[insured events], to make an insurance payment to

third parties [beneficiaries] whose interests were

prejudiced, as well as insured persons and/or OAO

Gazprom in the event of incurrence of judicial or

other costs involved in settling claims for

compensation of losses, up to the aggregate insurance

 amount not exceeding the Ruble equivalent of 100

million U.S. Dollars, and OAO Gazprom undertakes to

pay OAO SOGAZ an insurance premium in an aggregate

maximum amount equal to the Ruble equivalent of 2

million U.S. Dollars, such agreement having an

PROPOSAL #10.84: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Vostokgazprom,

 ZAO Gaztelecom, OAO Gazprom Promgaz, OAO

Gazpromregiongaz, OOO Gazprom Export, OOO

Gazpromtrans, ZAO Gazprom Invest Yug, OAO Gazprom

Space Systems, OOO Gazprom Komplektatsiya, ZAO

Gazprom Neft Orenburg, OAO Gazprom Neft , OAO

Druzhba, OAO Lazurnaya, OOO Mezhregiongaz, OAO

Salavatnefteorgsintez, OAO SOGAZ, DOAO

Tsentrenergogaz of OAO Gazprom, OAO Tsentrgaz,

Gazprombank [Open Joint Stock Company] and ZAO

Yamalgazinvest [the Contractors] pursuant to which

the Contractors undertake to provide, from August 30,

 2010 to December 31, 2010, in accordance with

instructions from OAO Gazprom, services of arranging

for and carrying out stocktaking of fixed assets of

OAO Gazprom that are to be leased to the Contractors,

 and OAO Gazprom undertakes to pay for such services

an aggregate maximum amount of 3 million Rubles

PROPOSAL #10.85: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes, within the period between July 1, 2010

and November 30, 2011, to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Development of

regulatory and methodological documentation ensuring

reliability and development of gas distribution

systems; Development of recommendations concerning

the selection of gas supply options in respect of

remote and newly commissioned gas consuming

facilities; Predictive estimate of efficient areas

and volumes of the use of natural gas and other types

 of fuel and energy resources in regions of Eastern

Siberia and the Far East through the year of 2030

under different economic development scenarios; Flow

diagram of development of Severokolpakovskoye gas

condensate field with identification of a pilot

production period; Development of OAO Gazprom's

technical policy covering the energy parameters of

the unified gas supply system through the year of

2020 and deliver the research results to OAO Gazprom,

 and OAO Gazprom undertakes to accept of the research

 results and pay for such work an aggregate maximum

PROPOSAL #10.86: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 November 30, 2011 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Preparation of

regulatory and methodological documents on ensuring

control of development of natural gas fields at OAO

Gazprom; Technical and economic considerations

concerning the utilization residual gas at Astrakhan

Gas Processing Facility; Development of permanent

geological and technological [geological and

filtration] models of Kshuk and Lower Kvakchik gas

condensate fields; Development of a methodology for

cost-effective management of low pressure trunk

transportation of gas in a gas transportation system

with compressor plants equipped with full-pressure

gas pumping units [based on the example of GTS OOO

Gazprom Transgaz Yugorsk]; Development of regulatory

and technical documentation for arrangement for and

conduct of repairs of OAO Gazprom's facilities,

delivering the research results to OAO Gazprom and

OAO Gazprom undertakes to accept the research results

 and pay for such work an aggregate maximum amount of

PROPOSAL #10.87: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 November 30, 2011 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Development of

regulatory documentation for the information support

of prospecting and development of gas condensate and

oil and gas condensate fields in the area of the

study of gas condensate parameters of wells and

deposits, planning and monitoring of the mining

process; Information and analytical support of the

management of gas distribution to consumers in

Russian Federation regions, including monitoring of

the load of gas pipeline branches and analysis of the

 compliance with the terms of permits for the use of

gas; Development of a set of regulatory documents

relating to standardization of the dispatch control

of gas supply systems; Development of regulatory and

methodological basis facilitating the preparation of

development and exploitation of methane-coal

deposits, delivering the research results to OAO

Gazprom and OAO Gazprom undertakes to accept the

research results and pay for such work an aggregate

maximum amount of 321.7 million Rubles

PROPOSAL #10.88: Approve, in accordance with Chapter         ISSUER            YES             FOR                  FOR

XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, Agreements

between OAO Gazprom and OAO Gazprom Promgaz, pursuant

 to which OAO Gazprom Promgaz undertakes within the

period between July 1, 2010 and December 31, 2012 to

perform, acting on OAO Gazprom's instructions,

research work for OAO Gazprom covering the following

subject: A program of commissioning gas pipeline

branches through the year of 2030, delivering the

research results to OAO Gazprom and OAO Gazprom

undertakes to accept the research results and pay for

 such work an aggregate maximum amount of 100 million

 Rubles

PROPOSAL #10.89: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 December 31, 2011 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subject: Development of a

system of costing design and exploration operations

at OAO Gazprom's facilities on the basis of labor

costs, delivering the research results to OAO Gazprom

 and OAO Gazprom undertakes to accept the research

results and pay for such work an aggregate maximum

amount of 58 million Rubles

PROPOSAL #10.90: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 December 31, 2010 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subject: Development of

corporate unit rates for construction and assembly,

drilling, start-up and commissioning work by clusters

 of concentrated construction in prices current as of

 01 JAN 2010 [by types of directories of state and

industry cost estimation standards used in the design

 of production facilities], delivering the research

results to OAO Gazprom and OAO Gazprom undertakes to

accept the research results and pay for such work an

aggregate maximum amount of 35 million Rubles

PROPOSAL #10.91: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 December 31, 2011 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subject: Improvement of the

technology of natural gas conversion on a

bifunctional catalytic agent with the production of

synthetic liquid fuel and development of proposals

for the introduction of the developed technological

solutions for pilot production purposes, delivering

the research results to OAO Gazprom and OAO Gazprom

undertakes to accept the research results and pay for

 such work an aggregate maximum amount of 360 million

PROPOSAL #10.92: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes within the period between July 1, 2010 and

 December 31, 2012 to perform, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subject: Development of plans

 of activities for supply of natural gas and

gasification of regions of Eastern Siberia and the

Far East, delivering the research results to OAO

Gazprom and OAO Gazprom undertakes to accept the

research results and pay for such work an aggregate

maximum amount of 14.5 million Rubles

PROPOSAL #10.93: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz pursuant to which OAO Gazprom Promgaz

undertakes to perform, within the period between July

 1, 2010 and December 31, 2011, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Development of a

Comprehensive Program for Early Diagnostics and

Prevention of Cardiovascular Diseases of OAO

Gazprom's Personnel; Development of an Occupational

Risk Management System and a Program for Prevention

of Injuries to Personnel at OAO Gazprom's

Enterprises; Development of a regulatory and

methodological framework for the vocational selection

 of personnel at OAO Gazprom's organizations for work

 on a rotational team basis; and Development of a

Comprehensive Program for Early Identification and

Prevention of Oncological Diseases of OAO Gazprom's

Personnel, delivering the research results to OAO

Gazprom and OAO Gazprom undertakes to accept the

research results and pay for such work an aggregate

PROPOSAL #10.94: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz pursuant to which OAO Gazprom Promgaz

undertakes to perform, within the period between July

 1, 2010 and December 31, 2012, acting on OAO

Gazprom's instructions, research work for OAO Gazprom

 covering the following subjects: Development of a

system of medical, sanitary and psychological support

 for work at the Shtokman field with the use of

rotational team labor system and Development of

unified standards for evaluating [monitoring] and

forecasting the impact of natural, environmental and

production factors on the state of human health in

the area of construction of the Pre-Caspian gas

pipeline, development of the Caspian Sea shelf and

Central Asian oil and gas fields, delivering the

research results to OAO Gazprom and OAO Gazprom

undertakes to accept the research results and pay for

 such work an aggregate maximum amount of 116 million

PROPOSAL #10.95: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes, within the period between July 1, 2010

and December 31, 2010, acting on OAO Gazprom's

instructions, to provide services related to express

assessment of estimated cost of OAO Gazprom's

commissioned facilities, determination of the

operational cost and expenses included in Chapters 1

and 9 of the consolidated estimates of the

construction cost of OAO Gazprom's facilities in

accordance with statutory, methodological and

regulatory documentation effective as of January 1,

2010, with the purpose of establishing effective

control over the use of the mentioned limits,

analysis of the labor costs involved in the design of

 mining facilities, trunk gas pipelines and

compressor plants on the basis of actual data

provided by OAO Gazprom's design institutions,

support of the Comprehensive Plan of Activities for

Optimizing the Company's Costs Structure in terms of

cost estimation-related regulatory framework and

assessment of cost estimation-related regulatory

documents facilitating the introduction of new

construction technologies, and OAO Gazprom undertakes

 to pay for such services an aggregate maximum amount

PROPOSAL #10.96: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz

undertakes, within the period between July 1, 2010

and July 1, 2012 to perform, acting on OAO Gazprom's

instructions, research work for OAO Gazprom covering

the following subject: Assessment of opportunities

for the sale of methane extracted at the primary

production sites of Kuznetsk Coal Basin, delivering

the research results to OAO Gazprom, and OAO Gazprom

undertakes to accept of the research results and pay

for such work an aggregate maximum amount of 35

million Rubles

PROPOSAL #10.97: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz and OAO Gazprom Space Systems [the

Contractors], pursuant to which the Contractors

undertake, within the period between July 1, 2010 and

 December 31, 2010, acting on OAO Gazprom's

instructions, to provide services related to

implementation of programs of scientific and

technical cooperation of OAO Gazprom with foreign

partner companies and OAO Gazprom undertakes to pay

for such services an aggregate maximum amount of 2

PROPOSAL #10.98: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and ZAO Gaztelecom,

pursuant to which ZAO Gaztelecom undertakes, within

the period between July 1, 2010 and December 31,

2011, to perform, acting on OAO Gazprom's

instructions, a set of work relating to technical

maintenance of OAO Gazprom's technological assets

constituting elements of communication lines and

equipment of the fiber optic communication system of

Yamal–Europe pipeline in the territories of the

Russian Federation and the Republic of Belarus,

delivering the results to OAO Gazprom, and OAO

Gazprom undertakes to accept of the results of the

operations and pay for such work an aggregate maximum

PROPOSAL #10.99: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of an

agreement between OAO Gazprom and OAO Gazprom

Promgaz, pursuant to which OAO Gazprom Promgaz will

deliver to OAO Gazprom complete exclusive rights to

utility model Corporate system for collecting space

data required for the design and operation of long-

distance technical structures, prospecting of oil and

 gas fields and their development and operation owned

 by it, and OAO Gazprom undertakes to pay OAO Gazprom

 Promgaz a fee for the acquisition of exclusive

rights to the utility model in an aggregate maximum

amount of 20,000 Rubles

PROPOSAL #10100: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom

Promgaz, ZAO Gazprom Invest Yug and OAO Tomskgazprom

[the Licensees], pursuant to which OAO Gazprom will

grant the Licensees ordinary [non-exclusive] license

to use computer software package Software for

computation of cost estimates based on the resource

method under the current level of well construction

prices by recording it in the memory of the

Licensees' computers, and the Licensees will pay OAO

Gazprom a license fee in an aggregate maximum amount

of 975,000 Rubles

PROPOSAL #10101: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OOO Gazpromtrans,

ZAO Yamalgazinvest, OOO Mezhregiongaz, OAO

Gazpromregiongaz, OAO Salavatnefteorgsintez, OOO REP

and Gazpromipoteka Fund [the Licensees], pursuant to

which OAO Gazprom will grant the Licensees an

ordinary [non-exclusive] license to use OAO Gazprom's

 trade marks, registered in the State Register of

Trade Marks and Service Marks of the Russian

Federation, as follows: on goods, labels or packaging

 of goods which are produced, offered for sale, sold

or displayed at exhibitions or fairs or otherwise

introduced into civil transactions in the territory

of the Russian Federation, are stored or transported

for such purpose or brought into the territory of the

 Russian Federation; in connection with performance

of work or provision of services, including the

development of oil and gas fields or construction of

oil or gas pipelines; on covering, business and other

 documentation, including documentation related to

introduction of goods into civil transactions; in

offers for the sale of goods, performance of work or

provision of services, as well as in announcements,

advertisements, in connection with the conduct of

charitable or sponsored events, in printed

publications, on official letterheads, on signs,

including signs on administrative buildings,

industrial facilities, multi-functional refueling

complexes providing accompanying types of roadside

service, shops, car washing units, cafes, car

service/tire fitting businesses, recreational

services centers, on transportation vehicles, as well

 as on clothes and individual protection gear; on the

 Licensees' corporate seals; in the Internet; in the

Licensees' corporate names, and the Licensees will

pay OAO Gazprom license fees in the form of quarterly

 payments for the right of use of each of OAO

Gazprom's trade mark with respect to each transaction

 in the amount not exceeding 300 times the minimum

statutory wage established by the effective

legislation of the Russian Federation as of the date

of signing the delivery and acceptance acts, plus

value added tax at the rate required by the effective

 legislation of the Russian Federation, in an

aggregate maximum amount of 38.232 million Rubles

PROPOSAL #10102: Approval, in accordance with Chapter        ISSUER            YES             FOR                  FOR

 XI of the Federal Law on Joint Stock Companies and

Chapter XI of the Charter of OAO Gazprom, of the

agreements between OAO Gazprom and OAO Gazprom Neft

[the Licensee], pursuant to which OAO Gazprom will

grant the Licensee an exclusive license to use the

following OAO Gazprom's trade marks, registered in

blue, azure and white color/color combination in the

State Register of Trade Marks and Service Marks of

the Russian Federation, as follows: on goods, labels

or packaging of goods which are produced, offered for

 sale, sold or displayed at exhibitions or fairs or

otherwise introduced into civil transactions in the

territory of the Russian Federation, are stored or

transported for such purpose or brought into the

territory of the Russian Federation; in connection

with performance of work or provision of services,

including the development of oil and gas fields or

construction of oil or gas pipelines; on covering,

business and other documentation, including

documentation related to introduction of goods into

civil transactions; in offers for the sale of goods,

performance of work or provision of services, as well

 as in announcements, advertisements, in connection

with the conduct of charitable or sponsored events,

in printed publications, on official letterheads, on

signs, including signs on administrative buildings,

industrial facilities, multi-functional refueling

complexes providing accompanying types of roadside

service, shops, car washing units, cafes, car

service/tire fitting businesses, recreational

services centers, on transportation vehicles, as well

 as on clothes and individual protection gear; on the

 Licensee's corporate seals; in the Internet; in the

Licensee's corporate name, and the Licensee will pay

OAO Gazprom a license fee in the form of one-time

[lump-sum] payment in an aggregate maximum amount of

7.304 million Rubles

PROPOSAL #11.1: Election of Akimov Andrei Igorevich          ISSUER            YES         AGAINST           AGAINST

to the Board of Directors of OAO Gazprom

PROPOSAL #11.2: Election of Ananenkov Aleksandr                 ISSUER            YES         AGAINST           AGAINST

Georgievich to the Board of Directors of OAO Gazprom

PROPOSAL #11.3: Election of Bergmann Burckhard to the        ISSUER            YES         AGAINST           AGAINST

 Board of Directors of OAO Gazprom

PROPOSAL #11.4: Election of Gazizullin Farit                       ISSUER            YES         AGAINST           AGAINST

Rafikovich to the Board of Directors of OAO Gazprom

PROPOSAL #11.5: Election of Gusakov Vladimir                       ISSUER            YES         AGAINST           AGAINST

Anatolievich to the Board of Directors of OAO Gazprom

PROPOSAL #11.6: Election of Zubkov Viktor Alekseevich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of OAO Gazprom

PROPOSAL #11.7: Election of Karpel Elena Evgenievna          ISSUER            YES         AGAINST           AGAINST

to the Board of Directors of OAO Gazprom

PROPOSAL #11.8: Election of Makarov Aleksei                        ISSUER            YES         AGAINST           AGAINST

Aleksandrovich to the Board of Directors of OAO

PROPOSAL #11.9: Election of Miller Aleksei Borisovich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of OAO Gazprom

PROPOSAL #11.10: Election of Musin Valery Abramovich         ISSUER            YES             FOR                  FOR

to the Board of Directors of OAO Gazprom

PROPOSAL #11.11: Election of Nabiullina Elvira                   ISSUER            YES         AGAINST           AGAINST

Sakhipzadovna to the Board of Directors of OAO Gazprom

PROPOSAL #11.12: Election of Nikolaev Viktor                       ISSUER            YES         AGAINST           AGAINST

Vasilievich to the Board of Directors of OAO Gazprom

PROPOSAL #11.13: Election of Rusakova Vlada                        ISSUER            YES         AGAINST           AGAINST

Vilorikovna to the Board of Directors of OAO Gazprom

PROPOSAL #11.14: Election of Sereda Mikhail                        ISSUER            YES         AGAINST           AGAINST

Leonidovich to the Board of Directors of OAO Gazprom

PROPOSAL #11.15: Election of Fortov Vladimir                       ISSUER            YES         AGAINST           AGAINST

Evgenievich to the Board of Directors of OAO Gazprom

PROPOSAL #11.16: Election of Shmatko Sergei Ivanovich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of OAO Gazprom

PROPOSAL #11.17: Election of Yusufov Igor Khanukovich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of OAO Gazprom

PROPOSAL #12.1: Election of Arkhipov Dmitry                        ISSUER            YES             FOR                  FOR

Aleksandrovich as a Member of the Audit Commission of

 OAO Gazprom

PROPOSAL #12.2: Election of Belobrov Andrei                        ISSUER            YES         AGAINST           AGAINST

Viktorovich as a Member of the Audit Commission of

OAO Gazprom

PROPOSAL #12.3: Election of Bikulov Vadim Kasymovich         ISSUER            YES             FOR                  FOR

as a Member of the Audit Commission of OAO Gazprom

PROPOSAL #12.4: Election of Kobzev Andrei Nikolaevich        ISSUER            YES             FOR                  FOR

 as a Member of the Audit Commission of OAO Gazprom

PROPOSAL #12.5: Election of Lobanova Nina                            ISSUER            YES             FOR                  FOR

Vladislavovna as a Member of the Audit Commission of

OAO Gazprom

PROPOSAL #12.6: Election of Logunov Dmitry                          ISSUER            YES         AGAINST           AGAINST

Sergeyevich as a Member of the Audit Commission of

PROPOSAL #12.7: Election of Nosov Yury Stanislavovich        ISSUER            YES         AGAINST           AGAINST

 as a Member of the Audit Commission of OAO Gazprom

PROPOSAL #12.8: Election of Pesotsky Konstantin                 ISSUER            YES         AGAINST           AGAINST

Valerievich as a Member of the Audit Commission of

OAO Gazprom

PROPOSAL #12.9: Election of Salekhov Marat                          ISSUER            YES                                 AGAINST

Khasanovich as a Member of the Audit Commission of

PROPOSAL #12.10: Election of Tikhonova Maria                       ISSUER            YES             FOR                  FOR

Gennadievna as a Member of the Audit Commission of

OAO Gazprom

PROPOSAL #12.11: Election of Yugov Aleksandr                       ISSUER            YES                                 AGAINST

Sergeyevich as a Member of the Audit Commission of

OAO Gazprom

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEELY AUTOMOBILE HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G3777B103

  MEETING DATE:      9/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the conditional                ISSUER            YES             FOR                  FOR

agreement dated 20 AUG 2009 [the R&D Agreement]

entered into between the Company and Zhejiang Geely

Holding Group Company Limited [Geely Holding,

together with its subsidiaries, the Geely Holding

Group], as specified, pursuant to which, the Company

and its subsidiaries [the Group] and the Geely

Holding Group engage each other to conduct research

and development services [the R&D Services] [as

specified]; the cap amounts in respect of the R&D

Services as set out in the circular of the Company

dated 08 SEP 2009 for each of the 3 FYE 31 DEC 2011;

and authorize any one Director of the Company, or any

 two Directors of the Company if the affixation of

the common seal is necessary, for and on behalf of

the Company to execute all such other documents,

instruments and agreements and to do all such acts or

 things deemed by him/her to be incidental to,

ancillary to or in connection with the matters and

transactions contemplated in the R&D Agreement

PROPOSAL #2.: Approve and ratify the conditional                ISSUER            YES             FOR                  FOR

agreement dated 20 AUG 2009 [the Services Agreement]

entered into between the Company and Zhejiang Geely

Holding Group Company Limited [Geely Holding,

together with its subsidiaries, the Geely Holding

Group], as specified, pursuant to which, the Group

and the Geely Holding Group engage each other for the

 sale and purchase of automobile parts and

components, process such parts and components if

applicable [the Automobile Parts & Components

Services]; the cap amounts in respect of the

Automobile Parts & Components Services under the

Services Agreement as set out in the circular of the

Company dated 08 SEP 2009 for each of the 3 FYE 31

DEC 2011; and authorize any one Director of the

Company, or any two Directors of the Company if the

affixation of the common seal is necessary, for and

on behalf of the Company to execute all such other

documents, instruments and agreements and to do all

such acts or things deemed by him/her to be

incidental to, ancillary to or in connection with the

 matters and transactions contemplated in the

PROPOSAL #3.: Approve and ratify the conditional                ISSUER            YES             FOR                  FOR

agreement dated 20 AUG 2009 [the CBU Agreement]

entered into between the Company and Zhejiang Geely

Holding Group Company Limited [Geely Holding,

together with its subsidiaries, the Geely Holding

Group], as specified, pursuant to which, the Group

and the Geely Holding Group engage each other for the

 sale and purchase of the CBUs [the CBUs Services];

the cap amounts in respect of the CBUs Services under

 the CBU Agreement as set out in the circular of the

Company dated 08 SEP 2009 for each of the 3 FYE 31

DEC 2011; and authorize any one Director of the

Company, or any two Directors of the Company if the

affixation of the common seal is necessary, for and

on behalf of the Company to execute all such other

documents, instruments and agreements and to do all

such acts or things deemed by him/her to be

incidental to, ancillary to or in connection with the

 matters and transactions contemplated in the CBU

PROPOSAL #4.: Approve and ratify the conditional                ISSUER            YES             FOR                  FOR

agreement dated 20 AUG 2009 [the Supplemental Parts &

 Components Agreement] entered into between the

Company and Zhejiang Geely Holding Group Company

Limited [Geely Holding, together with its

subsidiaries, the Geely Holding Group], as specified,

 pursuant to which, the Group and the Geely Holding

Group agrees to increase the annual cap for the

purchase of automobile parts and components for the

YE 31 DEC 2009 from RMB 3,673,960,000 [equivalent to

approximately HKD 4,175,088,000] to RMB 7,737,614,000

 [equivalent to approximately HKD 8,793,025,000]; and

 Authorize any one Director of the Company, or any

two Directors of the Company if the affixation of the

 common seal is necessary, for and on behalf of the

Company to execute all such other documents,

instruments and agreements and to do all such acts or

 things deemed by him/her to be incidental to,

ancillary to or in connection with the matters and

transactions contemplated in the Supplemental Parts &

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEELY AUTOMOBILE HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G3777B103

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify and approve the conditional                ISSUER            YES             FOR                  FOR

Equity Transfer Agreement dated 27 OCT 2009 [the

Chengdu Gaoyuan Agreement] entered into between

Zhejiang Geely, Shanghai Maple Guorun, Shanghai Maple

 and Geely Holding, as specified, pursuant to which,

Shanghai Maple and Geely Holding will transfer 90%

and 10% interests in the registered capital of

Chengdu Gaoyuan to Zhejiang Geely and Shanghai Maple

Guorun, respectively; authorize any one Director of

the Company, or any two Directors of the Company for

and on behalf of the Company, if the affixation of

the common seal is necessary, to execute all such

other documents, instruments and agreements and to do

 all such acts or things deemed by him/her to be

incidental to, ancillary to or in connection with the

 matters and transactions contemplated in the Chengdu

 Gaoyuan Agreement

PROPOSAL #2.: Ratify and approve the conditional                ISSUER            YES             FOR                  FOR

Equity Transfer Agreement dated 27 OCT 2009 [the

Jinan Geely Agreement] entered into between Zhejiang

Geely, Shanghai Maple Guorun, Geely Holding and

Zhejiang Haoqing, as specified, pursuant to which,

Geely Holding and Zhejiang Haoqing will transfer 90%

and 10% interests in the registered capital of Jinan

Geely to Zhejiang Geely and Shanghai Maple Guorun,

respectively; authorize any one Director of the

Company, or any two Directors of the Company for and

on behalf of the Company, if the affixation of the

common seal is necessary, to execute all such other

documents, instruments and agreements and to do all

such acts or things deemed by him/her to be

incidental to, ancillary to or in connection with the

 matters and transactions contemplated in the Jinan

PROPOSAL #3.: Ratify and approve the conditional                ISSUER            YES             FOR                  FOR

Equity Transfer Agreement dated 27 OCT 2009 [the

Lanzhou Geely Agreement] entered into between

Zhejiang Geely, Shanghai Maple Guorun, Zhejiang

Haoqing and Geely Merrie, as specified, pursuant to

which, Zhejiang Haoqing and Geely Merrie will

transfer 90% and 10% interests in the registered

capital of Lanzhou Geely to Zhejiang Geely and

Shanghai Maple Guorun, respectively; authorize any

one Director of the Company, or any two Directors of

the Company, if the affixation of the common seal is

necessary, for and on behalf of the Company to

execute all such other documents, instruments and

agreements and to do all such acts or things deemed

by him/her to be incidental to, ancillary to or in

connection with the matters and transactions

contemplated in the Lanzhou Geely Agreement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEELY AUTOMOBILE HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G3777B103

  MEETING DATE:      12/31/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the Conditional                 ISSUER            YES             FOR                  FOR

Master Agreement dated 27 NOV 2009  the Services

Agreement  entered into between the Company and

Zhejiang Geely Holding Group Company Limited  Geely

Holding, together with its subsidiaries, the Geely

Holding Group , as specified, pursuant to which,  i

the Company together with its subsidiaries  the Group

  agrees to sell CKDs and Sedan Tool Kits  as

specified  to the Geely Holding Group and  ii  the

Geely Holding Group agrees to sell CBUs, automobile

parts and components; and provide process

manufacturing services to the Group;  b  the cap

amounts in respect of the supply of CKDs and Sedan

Tool Kits to Geely Holding Group and the purchase of

CBUs, automobile parts and components and provision

of process manufacturing services from Geely Holding

Group as specified for each of the 3 FY ending 31 DEC

PROPOSAL #2: Approve and ratify the Conditional                 ISSUER            YES             FOR                  FOR

Agreement dated 27 NOV 2009  the Loan Guarantee

Agreement  entered into between the Company and

Zhejiang Geely Holding Group Company Limited  Geely

Holding, together with its subsidiaries, the Geely

Holding Group , as specified, pursuant to which, the

Company together with its subsidiaries  the Group

agrees to provide guarantees  including the pledge of

 certain lands, buildings and facilities of the

subsidiaries of the Group  on loans obtained or to be

 obtained by the Geely Holding Group on behalf of the

 Group  the Guarantees ;  b  the cap amounts in

respect of the Guarantees as specified in the

circular of the Company dated 14 DEC 2009 for each of

 the 3 FY ending 31 DEC 2012; CONTD

PROPOSAL #3: Approve and ratify the Conditional                 ISSUER            YES             FOR                  FOR

Agreement dated 27 NOV 2009  the Shanghai LTI Supply

and Purchase Agreement  entered into between Shanghai

 LTI Automobile Components Company Limited  Shanghai

LTI  and Shanghai Maple Automobile Company Limited

Shanghai Maple , as specified, pursuant to which,

Shanghai LTI agrees to supply to Shanghai Maple and

Shanghai Maple agrees to purchase from Shanghai LTI

i  automobile parts and components;  ii  SKD

Components; and  iii  CKDs  without the imported

engine, transmission and automobile parts  in

accordance with the product and service

specifications set out in the Shanghai LTI Supply and

 Purchase Agreement  the Supply and Purchase Services

 ;  b  the cap amounts in respect of the Supply and

Purchase Services as specified in the circular of the

 Company dated 14 DEC 2009 for each of the 3 FYE 31

DEC 2012; CONTD

PROPOSAL #4: Approve and ratify the Conditional                 ISSUER            YES             FOR                  FOR

Supplemental Agreement dated 27 NOV 2009 the

Supplemental Services Agreement  entered into between

 the Company and Zhejiang Geely Holding Group Company

 Limited  Geely Holding, together with its

subsidiaries, the Geely Holding Group , as specified,

 pursuant to which, the parties agree to increase the

 annual caps for the purchase of processed automobile

 parts and components by the Company together with

its subsidiaries  the Group  from the Geely Holding

Group  the Purchase Services ;  b  the cap amounts in

 respect of the Purchase Services as set out in the

circular of the Company dated 14 DEC 2009 for each of

 the 2 FY ending 31 DEC 2011; CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEELY AUTOMOBILE HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G3777B103

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors,              ISSUER            YES             FOR                  FOR

audited financial statements and Auditors report for

the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Mr. Yang Jian as the Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Mr. Yin Da Qing, Richard as the        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #5: Re-elect Mr. Liu Jin Liang as the                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-elect Dr. Zhao Fuquan as the Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the remuneration of the Directors

PROPOSAL #8: Re-appoint Grant Thornton as the                     ISSUER            YES             FOR                  FOR

Company's Auditors and authorize the Board of

Directors to fix their remuneration

PROPOSAL #9: Approve to refresh the scheme mandate            ISSUER            YES         AGAINST           AGAINST

limit under the share option scheme of the Company

PROPOSAL #10: Authorize the Directors to repurchase          ISSUER            YES             FOR                  FOR

the Company's shares

PROPOSAL #11: Authorize the Directors to issue, allot        ISSUER            YES             FOR                  FOR

 and otherwise deal with the Company's shares

PROPOSAL #12: Approve to extend the general mandate          ISSUER            YES             FOR                  FOR

to allot and issue new shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GENTING BHD

  TICKER:                  N/A                 CUSIP:   Y26926116

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 and the Directors' and

Auditors' reports thereon

PROPOSAL #2: Approve the declaration of a final                 ISSUER            YES             FOR                  FOR

dividend of 4.2 sen less 25% tax per ordinary share

of 10 sen each for the FYE 31 DEC 2009 to be paid on

27 JUL 2010 to Members registered in the record of

depositors on 30 JUN 2010

PROPOSAL #3: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of MYE 877,800 for the FYE 31 DEC 2009  2008: MYR

PROPOSAL #4: Re-elect Dato' Dr. R.Thillainathan as a         ISSUER            YES             FOR                  FOR

Director of the Company pursuant to Article 99 of the

 Articles of Association of the Company

PROPOSAL #5: Re-appoint Tan Sri Mohd Amin bin Osman          ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires, in

accordance with Section 129 of the Companies Act,

1965, to hold office until the conclusion of the next

PROPOSAL #6: Re-appoint Dato' Paduka Nik Hashim bin          ISSUER            YES             FOR                  FOR

Nik Yusoff as a Director of the Company, who retires

in accordance with Section 129 of the Companies Act,

1965, to hold office until the conclusion of the next

 AGM

PROPOSAL #7: Re-appoint Tun Mohammed Hanif bin Omar          ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires in

accordance with Section 129 of the Companies Act,

1965, to hold office until the conclusion of the next

PROPOSAL #8: Re-appoint Tan Sri Dr. Lin See Yan as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Section 129 of the Companies Act, 1965, to hold

office until the conclusion of the next AGM

PROPOSAL #9: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #10: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

passing of Resolution 11, and subject to compliance

with all applicable laws, the Company's Articles of

Association, and the regulations and guidelines

applied from time to time by Bursa Malaysia

Securities Berhad (Bursa Securities) and/or any other

 relevant regulatory authorities: to utilize up to

the aggregate of the total retained earnings and

share premium accounts of the Company based on its

latest audited financial statements available up to

the date of the transaction, to purchase, from time

to time during the validity of the approval and

authority under this resolution, such number of

ordinary shares of 10 sen each in the Company (as may

 be determined by the Directors of the Company) on

Bursa Securities upon such terms and conditions as

the Directors may deem fit and expedient in the

interests of the Company, provided that CONTD

PROPOSAL #CONT: CONTD the aggregate number of shares         ISSUER             NO              N/A                  N/A

to be purchased and/or held by the Company pursuant

to this resolution does not exceed 10% of the total

issued and paid-up ordinary share capital of the

Company at the time of purchase and that, in the

event that the Company ceases to hold all or any part

 of such shares as a result of (among others)

cancellations, re-sales and/or distributions of any

of these shares so purchased, the Company shall be

entitled to further purchase and/or hold such

additional number of shares as shall (in aggregate

with the shares then still held by the Company) not

exceed 10% of the total issued and paid-up ordinary

share capital of the Company at the time of purchase;

  Authority shall remain valid and in full force and

effect until the conclusion of the next AGM of the

Company; or (ii) the expiry of the period within

which the next AGM is required by law to be held,

PROPOSAL #CONT: CONTD unless earlier revoked or                 ISSUER             NO              N/A                  N/A

varied by ordinary resolution of the members of the

Company in general meeting, whichever occurs first ;

authorize the Directors of the Company in their

absolute discretion, to deal with any shares

purchased and any existing treasury shares (the said

Shares) in the following manner: (i) cancel the said

Shares; and/or (ii) retain the said Shares as

treasury shares; and/or (iii) distribute all or part

of the said Shares as dividends to shareholders,

and/or resell all or part of the said Shares on Bursa

 Securities in accordance with the relevant rules of

Bursa Securities and/or cancel all or part of the

said Shares, or in any other manner as may be

prescribed by all applicable laws and/or regulations

PROPOSAL #CONT: CONTD time to time by Bursa                        ISSUER             NO              N/A                  N/A

Securities and/or any other relevant authority for

the time being in force; and that the authority to

deal with the said Shares shall continue to be valid

until all the said Shares have been dealt with by the

 Directors of the Company; and to take all such

actions that may be necessary and/or desirable to

give effect to this resolution and in connection

therewith to enter into and execute on behalf of the

Company any instrument, agreement and/or arrangement

with any person, and in all cases with full power to

assent to any condition, modification, variation

and/or amendment (if any) as may be imposed by any

relevant regulatory authority or Bursa Securities

and/or to do all such acts and things as the

Directors may deem fit and expedient in the best

PROPOSAL #11: Authorize Kien Huat Realty Sdn Berhad (        ISSUER            YES             FOR                  FOR

 KHR ) and the persons acting in concert with KHR

(PAC), subject to the passing of Resolution 10 and

the approval of the Securities Commission (SC), to be

 exempted from the obligation to undertake a

mandatory take-over offer on the remaining voting

shares in the Company not already owned by them under

 Part II of the Malaysian Code on Take-overs and

Mergers 1998 (Code), which may arise upon the future

purchase by the Company of its own shares pursuant to

 Resolution 10, in conjunction with the application

submitted by KHR and the PAC to the SC under Practice

 Note 2.9.10 of the Code, CONTD

PROPOSAL #CONT: CONTD and authorize the Directors of         ISSUER             NO              N/A                  N/A

the Company to take all such actions that may be

necessary and/or desirable to give effect to this

resolution and in connection therewith to enter into

and execute on behalf of the Company any instrument,

agreement and/or arrangement with any person, and in

all cases with full power to assent to any condition,

 modification, variation and/or amendment (if any) as

 may be imposed by any relevant regulatory authority

and/or to do all such acts and things as the

Directors may deem fit and expedient in the best

interest of the Company

PROPOSAL #12: Authorize the Directors, subject always        ISSUER            YES             FOR                  FOR

 to the Companies Act, 1965, the Articles of

Association of the Company, the Main Market Listing

Requirements of Bursa Malaysia Securities Berhad

(MMLR) and the approval of any relevant governmental

and/or regulatory authorities, where such approval is

 required, and pursuant to Section 132D of the

Companies Act, 1965, to issue and allot shares in the

 Company; and/or issue, make or grant offers,

agreements, options or other instruments that might

or would require shares to be issued (collectively

Instruments) during and/or after the period the

approval granted by this resolution is in force, at

any time and from time to time and upon such terms

and conditions and for such purposes as the Directors

 may, in their absolute discretion deem fit, provided

 that: CONTD

PROPOSAL #CONT: CONTD (i) the number of shares to be         ISSUER             NO              N/A                  N/A

issued pursuant to the authority granted under this

resolution, when aggregated with all shares issued

and/or shares that are capable of being issued from

the Instruments issued pursuant to Section 132D of

the Companies Act, 1965 in the preceding 12 months

(calculated in accordance with the MMLR), does not

exceed 10% of the issued and paid-up share capital of

 the Company at the time of issuance of shares or

issuance, making or granting the Instruments, and

(ii) for the purpose of determining the number of

shares which are capable of being issued from the

Instruments, each Instrument is treated as giving

rise to the maximum number of shares into which it

can be converted or exercised; CONTD

PROPOSAL #CONT: CONTD  Authority under this                        ISSUER             NO              N/A                  N/A

resolution shall continue in force until the

conclusion of the next AGM of the Company or when it

is required by the law to be held, whichever is

earlier ; to take all such actions that may be

necessary and/or desirable to give effect to this

resolution and in connection therewith to enter into

and execute on behalf of the Company any instrument,

agreement and/or arrangement with any person, and in

all cases with full power to assent to any condition,

 modification, variation and/or amendment (if any) in

 connection therewith; and to obtain the approval for

 the listing of and quotation for the additional

shares so issued on Bursa Malaysia Securities Berhad

PROPOSAL #13: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

unlisted subsidiary to enter into the transaction

falling within the type of recurrent related party

transaction of a revenue or trading nature with the

related party as set out in Section 2.3 under Part C

of the Document to Shareholders dated 19 MAY 2010,

provided that such transaction is undertaken in the

ordinary course of business, at arm'S length and

based on commercial terms and on terms not more

favorable to the related party than those generally

available to/from the public and are not, in the

Company's opinion, detrimental to the minority

shareholders and that the breakdown of the aggregate

value of the recurrent related party transaction

conducted/to be conducted during the FY, including

the type of recurrent related party transaction made

and the names of the related parties, CONTD

PROPOSAL #CONT: CONTD will be disclosed in the annual        ISSUER             NO              N/A                  N/A

 report of the Company pursuant to the requirements

of the Main Market Listing Requirements of Bursa

Malaysia Securities Berhad;  Authority shall continue

 to be in force until: (i) the conclusion of the next

 AGM of the Company following this AGM at which such

Proposed Shareholders' Mandate is passed, at which

time it will lapse, unless by a resolution passed at

the meeting, the authority is renewed; (ii) the

expiration of the period within which the next AGM of

 the Company after that date is required to be held

pursuant to Section 143(1) of the Companies Act, 1965

 (but shall not extend to such extension as may be

allowed pursuant to Section 143(2) of the Companies

Act, 1965); or (iii) revoked or varied by resolution

passed by the shareholders in general meeting

whichever is the earlier

PROPOSAL #S.1: Approve and adopt the amendments to            ISSUER            YES             FOR                  FOR

the existing Articles of Association of the Company

as proposed and set forth under Part D of the

Document to Shareholders dated 19 MAY 2010, and

authorize the Directors of the Company to do all acts

 and things and take all such steps as they may

consider necessary and/or desirable to give full

effect to these amendments to the Articles of

Association of the Company

PROPOSAL #0: Transact any other business of which due        ISSUER             NO              N/A                  N/A

 notice shall have been given

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GENTING MALAYSIA BERHAD

  TICKER:                  N/A                 CUSIP:   Y7368M113

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements for the FYE 31 DEC, 2009 and the

Directors' and Auditors reports thereon

PROPOSAL #2: Approve the declaration of a final                 ISSUER            YES             FOR                  FOR

dividend of 4.3 sen less 25% tax per ordinary share

of 10 sen each for the FYE 31 DEC, 2009 to be paid on

 21 JUL 2010 to members registered in the record of

depository on 30 JUN 2010

PROPOSAL #3: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of MYR 778,405 for the FYE 31 DEC, 2009

PROPOSAL #4: Re-elect Tan Sri Lim Kok Thay as a                 ISSUER            YES             FOR                  FOR

Director of the Company pursuant to Article 99 of the

 Articles of Association of the Company

PROPOSAL #5: Re-elect Mr. Teo Eng Siong as a Director        ISSUER            YES             FOR                  FOR

 of the Company, pursuant to Article 104 of the

Articles of Association of the Company

PROPOSAL #6: Re-appoint Tun Mohammed Hanif Bin Omer,         ISSUER            YES             FOR                  FOR

as a Director of the Company to hold office until the

 conclusion of the next AGM, retiring in accordance

with Section 129 of the Companies Act, 1965

PROPOSAL #7: Re-appoint Tan Sri Alwi Jantan, as a              ISSUER            YES             FOR                  FOR

Director of the Company to hold office until the

conclusion of the next AGM, retiring in accordance

with Section 129 of the Companies Act, 1965

PROPOSAL #8: Re-appoint Tan Sri Dr. Lin See Yan, as a        ISSUER            YES             FOR                  FOR

 Director of the Company to hold office until the

conclusion of the next AGM, retiring in accordance

with Section 129 of the Companies Act, 1965

PROPOSAL #9: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #10: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

passing of ordinary Resolution 11, and subject to

compliance with all applicable laws, the Company's

Articles of Association, and the regulations and

guidelines applied from time to time by Bursa

Malaysia Securities Berhad and/or any other relevant

regulatory authorities: a  to utilize up to the

aggregate of the total retained earnings and share

premium accounts of the Company based on its latest

Audited financial statements available up 10 the date

 of the transaction, to purchase, from time to time

during the validity of the approval and authority

under this resolution, such number of ordinary shares

 of 10 sen each in the Company  as may be determined

by the Directors of1he Company  on Bursa Securities

upon such terms and conditions as the Directors may

deem fit and expedient CONTD

PROPOSAL #CONT: CONTD in the interests of the                     ISSUER             NO              N/A                  N/A

Company, provided that the aggregate number of shares

 to be purchased and/or held by the Company pursuant

to this resolution does not exceed 10% of the total

issued and paid-up ordinary share capital of the

Company at the lime of purchase and provided further

that in the event that the Company ceases to hold all

 or any part of such shares as a result of  among

others  cancellations, resales and/or distributions

of any of these shares so purchased, the Company

shall be entitled to further purchase and/or hold

such additional number of shares as shall  in

aggregate with the shares then still held by the

Company  not exceed 10% of the total issued and paid-

up ordinary share capital of the Company at the time

of purchase, based on the audited financial

statements of the Company for the FYE 31 CONTD

PROPOSAL #CONT: CONTD DEC 2009, the Company's                     ISSUER             NO              N/A                  N/A

retained earnings and share premium accounts were

approximately MYR 8,088.2 million and MYR 1,106.0

million respectively; Authority expires the earlier

of the conclusion of the next AGM of the Company or

the expiration of the period within which the next

AGM is required by law to be held ; authorize the

Directors of the Company in their absolute

discretion, to deal with any shares purchased and any

 existing treasury shares  the said shares  in the

following manner: i  cancel the said shares; and/ or

ii  retain the said shares as treasury shares; and/or

 iii  distribute all or part of the said shares as

dividends to shareholders, and/or resell all or part

of the said shares on Bursa securities in accordance

with the relevant rules of Bursa securities and/or

cancel all or part of the said shares, CONTD

PROPOSAL #CONT: CONTD or in any other manner as may          ISSUER             NO              N/A                  N/A

be prescribed by all applicable laws and/or

regulations and guidelines applied from time to time

by Bursa Securities and/or any other relevant

authority for the time being in force and that the

authority to deal with the said Shares shall continue

 to be valid until all the said Shares have been

dealt with by the Directors of the Company; and

authorize the Directors of the Company to take all

such actions that may be necessary and/or desirable

to give effect to this resolution and in connection

therewith to enter into and execute on behalf of the

Company any instrument, agreement and/or arrangement

with any person, and in all cases with full power to

assent to any condition, modification, variation

and/or amendment  if any  as may be imposed by any

relevant regulatory authority or Bursa Securities

PROPOSAL #CONT: CONTD and/or to do all such acts and         ISSUER             NO              N/A                  N/A

things as the Directors may deem fit and expedient in

 the best interest of the Company

PROPOSAL #11: Authorize Genting Berhad and the                   ISSUER            YES             FOR                  FOR

persons acting in concert with GENT  PAC , subject to

 the passing of Ordinary Resolution 10 and the

approval of the Securities Commission, to be exempted

 from the obligation to undertake a mandatory take-

over offer on the remaining voting shares in the

Company not already owned by them under Part II of

the Malaysian Code on Take-Overs and Mergers, 1998

Code , which may arise upon the future purchase by

the Company of its own shares pursuant to Ordinary

Resolution 10, in conjunction with the application

submitted by GENT and the PACs to the SC under

Practice Note 2.9.10 of the Code, and authorize the

Directors of the Company to take all such actions

that may be necessary and/or desirable to give effect

 to this resolution and in connection therewith to

enter into and execute on behalf of the Company any

PROPOSAL #CONT: CONTD agreement and/or arrangement            ISSUER             NO              N/A                  N/A

with any person, and in all cases with full power to

assent to any condition, modification, variation

and/or amendment  if any  as may be imposed by any

relevant regulatory authority and/or to do all such

acts and things as the Directors may deem fit and

expedient in the best interest of the Company

PROPOSAL #12: Authorize the Directors, subject always        ISSUER            YES             FOR                  FOR

 to the Companies Act, 1965, the Articles of

Association of the Company, the Main Market Listing

Requirements of Bursa Malaysia Securities Berhad

MMLR  and the approval of any relevant governmental

and/or regulatory authorities, where such approval is

 required, pursuant to Section 132D the Companies

Act, 1965 to: 1  issue and allot shares in the

Company: and/or 2  issue, make or grant offers,

agreements, options or other instruments that might

or would require shares to be issued collectively

Instruments  during and/or after the period the

approval granted by this resolution is in force, at

any time and from time to time and upon such terms

and conditions and for such purposes as the Directors

 may, in their absolute discretion deem fit, provided

 that: 1  the number of shares CONTD

PROPOSAL #CONT: CONTD to be issued pursuant to the            ISSUER             NO              N/A                  N/A

authority granted under this resolution, when

aggregated with all shares issued and/or shares that

are capable of being issued from the Instruments

issued pursuant to Section 132D of the Companies Act,

 1965 in the preceding 12 months  calculated in

accordance with the MMLR , does not exceed 10% of the

 issued and paid-up share capital of the Company at

the time of issuance of shares or issuance, making or

 granting the Instruments, and ii  for the purpose of

 determining the number of shares which are capable

of being issued from the Instruments, each Instrument

 is treated as giving rise to the maximum number of

shares into which it can be converted or exercised,

Authority expires the earlier of the conclusion of

the next AGM of the Company or when it is required by

 the law to be held CONTD

PROPOSAL #CONT: CONTD and a  authorize the Directors         ISSUER             NO              N/A                  N/A

of the Company to take all such actions that may be

necessary and/or desirable to give effect to this

resolution and in connection therewith to enter into

and execute on behalf of the Company any instrument,

agreement and/or arrangement with any person, and in

all cases with full power to assent to any condition,

 modification, variation and/or amendment  if any  in

 connection therewith; and b  to obtain the approval

for the listing of and quotation for the additional

shares so issued on Bursa Malaysia Securities Berhad

PROPOSAL #13: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

subsidiaries to enter into any of the transactions

falling within the types of recurrent related party

transactions of a revenue or trading nature with the

related parties as set out in Section 2.3 under Part

C of the Document to Shareholders dated 18 MAY 2010,

provided that such transactions are undertaken in the

 ordinary course of business, at arm's length and

based on commercial terms and on terms not more

favourable to the related party than those generally

available to/from the public and are not, in the

Company's opinion, detrimental to the minority

shareholders and that the breakdown of the aggregate

value of the recurrent related party transactions

conducted/to be conducted during the financial year,

including the types of recurrent related party

transactions made and the names CONTD

PROPOSAL #CONT: CONTD of the related parties, will be        ISSUER             NO              N/A                  N/A

 disclosed in the annual report of the Company

pursuant to the requirements of the Main Market

Listing Requirements of Bursa Malaysia Securities

Berhad;  Authority expires the earlier of the

conclusion of the next AGM of the Company following

this AGM at which such proposed shareholders' mandate

 is passed, at which it will lapse, unless by a

resolution passed at the meeting, the authority is

renewed; or the expiration of the period within which

 the next AGM of the Company after that date is

required to be held pursuant to Section 143(1) of the

 Companies Act, 1965 but shall not extend to such

extension as may be allowed pursuant to Section

143(2) of the Companies Act, 1965

PROPOSAL #14: Authorize the Company to make a                     ISSUER            YES         AGAINST           AGAINST

retirement gratuity payment of MYR 457,475 to Tan Sri

 Wan Sidek bin Hj Wan Abdul Rahman, the former

Independent Non-executive Director of the Company in

recognition and appreciation of his long service and

contribution to the Company and authorize the

Directors of the Company to take all such actions as

they may consider necessary and/or desirable to give

full effect to this resolution

PROPOSAL #S.1: Approve and adopt the amendments to            ISSUER            YES             FOR                  FOR

the existing Articles of Association of the Company

as proposed and set forth under Part D of the

Document to Shareholders dated 18 MAY 2010, and

authorize the Directors of the Company to do all acts

 and things and take all such steps as they may

consider necessary and/or desirable to give full

effect to these amendments to the Articles of

Association of the Company

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GENTING PLANTATIONS BHD

  TICKER:                  N/A                 CUSIP:   Y26930100

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited financial         ISSUER            YES             FOR                  FOR

statements for the FYE 31 DEC 2009 and the Directors'

 and Auditors' reports thereon

PROPOSAL #2: Approve the declaration of a final                 ISSUER            YES             FOR                  FOR

dividend of 5.25 sen less 25% tax per ordinary share

of 50 sen each for the FYE 31 DEC 2009 to be paid on

15 JUL 2010 to members registered in the record of

depositors on 30 JUN 2010

PROPOSAL #3: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of MYR 521,300 for the FYE 31 DEC 2009

PROPOSAL #4: Re-elect Tan Sri Lim Kok Thay as a                 ISSUER            YES             FOR                  FOR

Director of the Company pursuant to Article 99 of the

 Articles of the Association of the Company

PROPOSAL #5: Re-elect Mr. Quah Chek Tin as a Director        ISSUER            YES             FOR                  FOR

 of the Company pursuant to Article 99 of the

Articles of the Association of the Company

PROPOSAL #6: Re-appoint Tan Sri Mohd Amin bin Osman          ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires in

accordance with Section 129 of the Companies Act,

1965, to hold office until the conclusion of the next

PROPOSAL #7: Re-appoint Lt. Gen.  B  Dato' Haji Abdul        ISSUER            YES             FOR                  FOR

 Jamil bin Haji Ahmad as a Director of the Company,

who retires in accordance with Section 129 of the

Companies Act, 1965, to hold office until the

conclusion of the next AGM

PROPOSAL #8: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #9: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject always to the Companies Act, 1965, the

Articles of Association of the Company, the Main

Market Listing Requirements of Bursa Malaysia

Securities Berhad  MMLR  and the approval of any

relevant Governmental and/or regulatory authorities,

where such approval is required, pursuant to the

Section 132 D of the Companies Act, 1965 to:  1 issue

 and allot shares in the Company; and/or  2  issue,

make or grant offers, agreements, options or other

instruments that might or would require shares to be

issued  collectively, Instruments  during and/or

after the period the approval granted by this

resolution is in force, at any time and upon such

terms and conditions and for such purposes as the

Directors may, in their absolute discretion deem fit,

 provided that: CONTD..

PROPOSAL #CONT: ..CONTD  i  the number of shares to          ISSUER             NO              N/A                  N/A

be issued pursuant to the authority granted under

this resolution, when aggregated with all shares

issued and/or shares that are capable of being issued

 from the instruments issued pursuant to Section 132

D of the Companies Act, 1965 in the preceding 12

months calculated in accordance with the MMLR , does

not exceed 10% of the issued and paid-up share

capital of the Company at the time of issuance,

making or granting the instruments, and  ii  for the

purpose of determining the number of shares which are

 capable of being issued from the instruments, each

instrument is treated as giving rise to the maximum

number of shares into which it can be converted or

PROPOSAL #CONT: ..CONTD  Authority shall continue in         ISSUER             NO              N/A                  N/A

force until the conclusion of the next AGM of the

Company or when it is required by the law to be held,

 which ever is earlier ; authorize the Directors of

the Company to take all such action that may be

necessary and/or desirable to give effect to this

resolution and in connection therewith to enter into

and execute on behalf of the Company any instrument,

agreement and/or arrangement with any person, and in

all cases with full power to assent to any condition,

 modification, variation and/or amendment  if any ,

in connection therewith; and to obtain the approval

for the Listing of and quotation for the additional

shares so issued on Bursa Malaysia Securities Berhad

PROPOSAL #10: Authorize the Company, subject to                 ISSUER            YES             FOR                  FOR

compliance with all applicable laws, the Company's

Articles of Association, and the regulations and

guidelines applied from time to time by Bursa

Malaysia Securities Berhad  Bursa Securities and/or

any other relevant regulatory authorities: a) to

utilize up to the aggregate of the total retained

earnings and share premium account of the Company

based on its latest Audited financial statements

available up to the date of transaction, to purchase

from time to time during the validity of the approval

 and authority under this resolution, such number of

ordinary shares of 50 SEN each in the Company  as may

 be determined by the Directors of the Company  on

Bursa Securities upon such terms and conditions as

the Directors may deem fit and expedient in the

interests of the Company, provided that the aggregate

 number of shares to be purchased and/or held by the

Company pursuant to CONTD..

PROPOSAL #CONT: ..CONTD this resolution does not                ISSUER             NO              N/A                  N/A

exceed 10% of the total issued and paid-up ordinary

share capital of the Company at the time of purchase,

 and provided that in the event that the Company

ceases to hold all or any part of such shares as a

result of  among others  cancellations, sales and/or

distributions of any of these shares so purchased,

the Company shall be entitled to further purchase

and/or hold such additional numbers of shares as

shall  in aggregate with the shares then still held

by the Company  not exceed 10% of the total issued

and paid-up ordinary share capital of the Company at

the time of purchase; based on the Audited financial

statements of the Company for the FYE 31 DEC 2009,

the Company's retained earnings and share premium

account were approximately MYR 2,530.1 million and

MYR 42.1 million respectively; b) approval and

authority conferred by this resolution shall commence

 on the passing of this CONTD..

PROPOSAL #CONT: ..CONTD resolution, and shall remain         ISSUER             NO              N/A                  N/A

valid and in full force and effect until:  i  the

conclusion of the next AGM is required by law to be

held, unless earlier revoked or varied by ordinary

resolution of the members of the Company in general

meeting, whichever occurs first; c) autorize the

Directors of the Company in their absolute

discretion, to deal with any shares purchased and any

 existing treasury shares  the said shares  in the

following manner:  i  cancel the said shares; and/or

 ii  retain the said shares as treasury shares;

and/or  iii  distribute all or part of the said

shares as dividends to shareholders, and/or resell

all or part of the said shares on Bursa Securities in

 accordance with the relevant rules of Bursa

Securities and/or cancel all or part of the said

shares, or in any other manner as may be prescribed

by all applicable laws and/or regulations and

guidelines applied from time to time by Bursa

PROPOSAL #CONT: ..CONTD relevant authority for the            ISSUER             NO              N/A                  N/A

time being in force and that the authority to deal

with the said shares shall continue to be valid until

 all the said shares have been dealt with by the

Directors of the Company; and d) to take all such

actions that may be necessary and/or desirable to

give effect to this resolution and in connection

therewith to enter into and execute on behalf of the

Company any instrument, agreement and/or arrangement

with any person, and in all cases with full power to

assent to any condition, modification, variation

and/or amendment  if any  as may be imposed by any

relevant regulatory authority or Bursa Securities

and/or to do all such Acts and things as the

Directors may deem fit and expedient in the best

PROPOSAL #11: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

subsidiaries to enter into any of the transactions

falling within the types of recurrent related party

transactions of a revenue or trading nature with the

related parties as set out in Section 2.3 under Part

B of the document to shareholders dated 17 MAY 2010

provided that such transactions are undertaken in the

 ordinary course of business, at arm/s length and

based on commercial terms and on terms which are not

more favourable to the related party than those

generally available to/from the public and are not,

in the Company's opinion, detrimental to the minority

 shareholders and that the breakdown of the aggregate

 value of the recurrent related party transactions

conducted/to be conducted during the FY, including

the types of recurrent related party CONTD...

PROPOSAL #CONT: ..CONTD transactions made and the              ISSUER             NO              N/A                  N/A

names of the related parties, will be disclosed in

the annual report of the Company pursuant to the

requirements of the Main Market Listing Requirements

of Bursa Malaysia Securities Berhad; such approval

shall continue to be in force until:  i  the

conclusion of the next AGM  AGM  of the Company

following this AGM at which such proposed

shareholders mandate is passed, at which time it will

 lapse, unless by a resolution passed at the meeting,

 the authority is renewed;  ii  the expiration of the

 period within which the next AGM of the Company

after that date is required to be held pursuant to

Section 143 1  of the Companies Act, 1965  but shall

not extend to such extension as may be allowed

pursuant to Section 143 2  of the Companies Act, 1965

 ; or  iii  revoked or varied by resolution passed by

 the shareholders in general meeting, whichever is

PROPOSAL #S.1: Approve and adopt the amendments to            ISSUER            YES             FOR                  FOR

the existing Articles of Association of the Company

as proposed and set forth under part C of the

document to shareholders dated 17 MAY 2010; and

autorize the Directors of the Company to do all acts

and things and take all such steps as they may

consider necessary and/or desirable to give full

effect to these amendments to the Articles of

Association of the Company

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GERDAU S A

  TICKER:                  N/A                 CUSIP:   P2867P105

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to take knowledge of the                   ISSUER            YES             FOR                  FOR

Directors' accounts, to examine, discuss and vote the

 financial statements for the FY ending 31 DEC 2009

PROPOSAL #2.: Approve to deliberate on the                          ISSUER            YES             FOR                  FOR

distribution of the fiscal year's net profits and the

 distribution dividends

PROPOSAL #3.: Election of the Members of the Board of        ISSUER            YES         AGAINST           AGAINST

 Directors and approve to set the Directors

PROPOSAL #4.: Election of Members of the Finance                ISSUER            YES             FOR                  FOR

Committee and their Respective Substitutes, and

approve to set the remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GERDAU S A

  TICKER:                  N/A                 CUSIP:   P2867P105

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the stock option program, called         ISSUER            YES         AGAINST           AGAINST

the long term incentive program approved by the EGM

of 30 APR 2003

PROPOSAL #2.: Approve the granting of stock purchase         ISSUER            YES         AGAINST           AGAINST

options for 2010  in the light of the amendment to

the stock option plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GERDAU S A

  TICKER:                  N/A                 CUSIP:   P2867P113

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Directors' accounts and vote        ISSUER             NO              N/A                  N/A

 the financial statements for the FY ending 31 DEC

PROPOSAL #2: Approve the distribution of the FYs net         ISSUER             NO              N/A                  N/A

profits and distribution dividends

PROPOSAL #3: Election of the Members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors and set the Directors

PROPOSAL #4: Election of the Members of the finance          ISSUER            YES             FOR                  FOR

committee and their respective

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GETIN HLDG S A

  TICKER:                  N/A                 CUSIP:   X3203X100

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Appointment of the meeting's chairman             ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3: Approve the statement of the meeting's          ISSUER            YES         ABSTAIN           AGAINST

legal validity

PROPOSAL #4: Approve the agenda                                              ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #5: Receive the presentation by the                       ISSUER            YES         ABSTAIN           AGAINST

Supervisory Board, its report on examination of the

Company's financial statement for 2009 and report on

its activity in 2009

PROPOSAL #6: Adopt the resolution on approval of the         ISSUER            YES         ABSTAIN           AGAINST

Supervisory Board's report on its activity in 2009,

and the report on examination of the management's

report on Company's activity in 2009 and the

financial statement for 2009

PROPOSAL #7: Approve the Management's report on                 ISSUER            YES         ABSTAIN           AGAINST

Company's activity in 2009

PROPOSAL #8: Approve the financial statement for 2009        ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #9: Approve the Management's report on                 ISSUER            YES         ABSTAIN           AGAINST

activity of the Company's capital group on 2009

PROPOSAL #10: Approve the consolidated financial                ISSUER            YES         ABSTAIN           AGAINST

statement of the Company's capital group

PROPOSAL #11: Approve the duties' fulfilling by the          ISSUER            YES         ABSTAIN           AGAINST

management

PROPOSAL #12: Approve the duties' fulfilling by the          ISSUER            YES         ABSTAIN           AGAINST

Supervisory Board's members

PROPOSAL #13: Approve the Management motion on profit        ISSUER            YES         ABSTAIN           AGAINST

 for 2009 distribution

PROPOSAL #14: Adopt the resolution on profit for 2009        ISSUER            YES         ABSTAIN           AGAINST

 distribution

PROPOSAL #15: Adopt the resolution on changes to the         ISSUER            YES         ABSTAIN           AGAINST

Company's statute text

PROPOSAL #16: Adopt the resolution on amendments to          ISSUER            YES         ABSTAIN           AGAINST

the Supervisory Board's rules

PROPOSAL #17: Adopt the resolution on change of the          ISSUER            YES         ABSTAIN           AGAINST

rules on purchase of the Company's own shares

PROPOSAL #18: Adopt the resolution on pledge on the          ISSUER            YES         ABSTAIN           AGAINST

Company's own shares

PROPOSAL #19: Closure of the meeting                                     ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GETIN HOLDING S.A., WROCLAW

  TICKER:                  N/A                 CUSIP:   X3203X100

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Elect the Chairperson                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Approve the declaration of proper                 ISSUER             NO              N/A                  N/A

convening of the meeting and of its capability to

pass resolutions

PROPOSAL #4.: Approve the agenda                                            ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Amend the Company's Articles of                     ISSUER             NO              N/A                  N/A

Association

PROPOSAL #6.: Amend the Company's Supervisory Board          ISSUER             NO              N/A                  N/A

Bylaws

PROPOSAL #7.: Amend the Company's general meeting of         ISSUER             NO              N/A                  N/A

Shareholders Bylaws

PROPOSAL #8.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GIANT MANUFACTURE CO LTD

  TICKER:                  N/A                 CUSIP:   Y2708Z106

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 4.5 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.7: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLENMARK PHARMACEUTICALS LTD

  TICKER:                  N/A                 CUSIP:   Y2711C144

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors, in          ISSUER            YES         AGAINST           AGAINST

pursuance of the provisions of Section 81[1A] and

other applicable provisions, if any, of the Companies

 Act, 1956 as also provisions of any other applicable

 laws, rules and regulations [including any amendment

 thereto or re-enactment thereof for the time being

in force] and enabling provisions in the Memorandum

and Articles of Association of the Company and the

Listing Agreements entered into by the Company with

the Stock Exchanges where the shares of the Company

are listed and subject to such approvals, consents,

permissions and sanctions of the Government of India

[GOI], Reserve Bank of India [RBI], Securities and

Exchange Board of India [SEBI] and all other

appropriate and/or concerned authorities, and subject

 to such conditions and modifications, as may be

prescribed by any of them in granting such approvals,

 consents, permissions and sanctions which may be

agreed to by the Board of Directors of the Company

[Board] [which term shall be deemed to include any

Committee which the Board may have constituted or

hereafter constitute for the time being exercising

the powers conferred on the Board by this

resolution], to issue, offer and allot Equity

shares/warrants and for instruments convertible into

Equity shares optionally or otherwise including but

not limited to Global Depository Receipts [GDR's]

American Depository Receipts [ADR's]/Foreign Currency

 Convertible Bonds [FCCB's] or any combination

thereof [hereinafter referred to as Securities] for

an aggregate sum up to USD 250 million with a green

shoe option of 15% or equivalent in Indian and/or any

 other currency [ies] inclusive of such premium, as

may be permitted by the Ministry of Finance/such

other authorities directly to

Indian/Foreign/Resident/Non-resident Investors

[whether Institutions, Incorporate Bodies, Mutual

Funds/Trusts/Foreign Institutional Investors/Banks

and/or individuals, or otherwise and whether or not

such investors are members, promoters, Directors or

their relatives/associates, of the Company] through

Public Issue(s), Private Placement(s) or a

combination thereof or through Qualified

Institutional Placement [QIP] in terms of Chapter

XIII A of the SEBI [Disclosure and Investor

Protection] Guidelines, 2000 as amended from time to

time at such time or times, in such tranche or

tranches at such price or prices at a discount or

premium to market price or prices in such manner and

on such terms and condition and with reference to

such 'relevant date' as may be decided and deemed

appropriate by the Board at the time of such issue or

 allotment of considering the prevailing market

conditions and other relevant factors, wherever

necessary in consultation with the Lead Managers,

Underwriters, advisors or through the subsidiaries,

including by way of Initial Public Offer in the

United States of America or other countries, so as to

 enable the Company to get listed at any Stock

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLENMARK PHARMACEUTICALS LTD

  TICKER:                  N/A                 CUSIP:   Y2711C144

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009 and the profit and

loss account of the Company for the YE on that date

together with the reports of the Directors and the

Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Gracias Saldanha as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. N.B. Desai as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Messrs. Price Waterhouse as         ISSUER            YES             FOR                  FOR

the Auditors of the Company to hold office from the

conclusion of this AGM until the conclusion of the

next AGM and approve to fix their remuneration

PROPOSAL #6.: Appoint Mrs. B.E. Saldanha as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.: Appoint Mr. D.R. Mehta as a Director of        ISSUER            YES             FOR                  FOR

 the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLOBE TELECOM INC

  TICKER:                  N/A                 CUSIP:   Y27257149

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to determine the quorum                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the minutes of previous meeting        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Receive the annual report of the                   ISSUER            YES             FOR                  FOR

Officers

PROPOSAL #4.1: Ratify all acts and resolutions of the        ISSUER            YES             FOR                  FOR

 Board of Directors and Management adopted in the

ordinary course of business during the preceding year

PROPOSAL #4.2: Ratify the establishment of long term         ISSUER            YES         AGAINST           AGAINST

incentive plan

PROPOSAL #5.1: Election of Jaime Augusto Zobel De              ISSUER            YES             FOR                  FOR

Ayala as a Director

PROPOSAL #5.2: Election of Gerardo C. Ablaza, Jr. as         ISSUER            YES         AGAINST           AGAINST

a Director

PROPOSAL #5.3: Election of Mark Chong Chin Kok as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.4: Election of Romeo L. Bernardo as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.5: Election of Ernest Lawrence L. Cu as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #5.6: Election of Roberto F. De Ocampo as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.7: Election of Koh Kah Sek as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5.8: Election of Delfin L. Lazaro as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.9: Election of Xavier P. Loinaz as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.10: Election of Guillermo D. Luchangco as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #5.11: Election of Fernando Zobel De Ayala          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #6.: Election of the Auditors and approve to        ISSUER            YES             FOR                  FOR

 fix their remuneration

PROPOSAL #7.: Other business                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #8.: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLOBE TRADE CENTRE S A

  TICKER:                  N/A                 CUSIP:   X3204U113

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.: Election of the Chairman                                  ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.: Approve the statement of the meeting's         ISSUER            YES         ABSTAIN           AGAINST

legal validity and its ability to adopt  resolutions

PROPOSAL #4.: Approve the Company's financial report         ISSUER            YES         ABSTAIN           AGAINST

for FY 2009 and Management Board's report from

Company's activity for 2009

PROPOSAL #5.: Approve the consolidated financial                ISSUER            YES         ABSTAIN           AGAINST

report of capital Group for 2009

PROPOSAL #6.: Approve the distribution of profit or          ISSUER            YES         ABSTAIN           AGAINST

loss for 2009

PROPOSAL #7.: Approve the performance of duties of            ISSUER            YES         ABSTAIN           AGAINST

Management Board Members for 2009

PROPOSAL #8.: Approve the performance of duties of            ISSUER            YES         ABSTAIN           AGAINST

Supervisory Board Members for 2009

PROPOSAL #9.: Approve the changes in Supervisory                ISSUER            YES         ABSTAIN           AGAINST

Board's Membership

PROPOSAL #10.: Closing the meeting                                         ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLOVIS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y27294100

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 9th B/S, I/S and proposed            ISSUER            YES             FOR                  FOR

disposition of retained earning

PROPOSAL #2: Election of Hyungho Kim as the Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLOVIS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y27294100

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Director [and External                 ISSUER            YES             FOR                  FOR

Directors] Candidates: Yan Yebin Wang [Ma Sang Gon]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLOW ENERGY PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y27290124

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of previous AGM               ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Acknowledge the 2009 Operating Results         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve to accept the financial                     ISSUER            YES             FOR                  FOR

statements and statutory reports

PROPOSAL #4.: Approve the allocation of income and            ISSUER            YES             FOR                  FOR

payment of dividend of THB 1.823 per share

PROPOSAL #5.: Grant authority for the issuance of              ISSUER            YES             FOR                  FOR

debentures not exceeding THB 10 billion or its

equivalent in other currency

PROPOSAL #6.1: Election of Dirk Anchiel Marc                       ISSUER            YES         AGAINST           AGAINST

Beeuwsaert as a Director

PROPOSAL #6.2: Election of Guido Geeraerts as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.3: Election of Kovit Poshyananda as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.4: Election of Supapun Ruttanaporn as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.: Election of Anchalee Chavanich as an            ISSUER            YES             FOR                  FOR

Independent Director, amend names and number of

Directors who have signing authority, and file

amendment to ministry of commerce

PROPOSAL #8.: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Directors and the Audit Committee

PROPOSAL #9.: Approve the Deloitte Touche Thomatsu            ISSUER            YES             FOR                  FOR

Jaiyos Audit Co. Ltd. as the Auditors and authorize

the Board to fix their remuneration

PROPOSAL #10.: Other businesses (if any)                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GMR INFRASTRUCTURE LTD, BANGALORE

  TICKER:                  N/A                 CUSIP:   Y2730E113

  MEETING DATE:      8/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009 and the profit & loss

 account for the YE on that date and the reports of

the Board of Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Uday M. Chitale as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. Udaya Holla as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Srinivas Bommidala as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Kiran Kumar Grandhi as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. Price Waterhouse,                       ISSUER            YES             FOR                  FOR

Chartered Accountants and M/s. S.R. Batliboi &

Associates, Chartered Accountants as the Joint

Statutory Auditors of the Company to hold office from

 the conclusion of this AGM until the conclusion of

next AGM on such remuneration as may be determined by

 the Board of Directors of the Company

PROPOSAL #7.: Authorize the Board of Directors,                 ISSUER            YES             FOR                  FOR

pursuant to the provisions of Section 228 and other

applicable provisions, if any, of the Companies Act,

1956 [the Act] and Article 207 of the Articles of

Association of the Company, to appoint the Branch

Auditor[s] of any Branch Office[s] of the Company,

which may be opened / acquired hereafter, in India or

 abroad, in consultation with the Company's Auditors,

 any person[s] qualified to act as Branch Auditor[s]

within the provisions of Section 228 of the Act and

to fix their remuneration

PROPOSAL #8.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Sections 16, 94 of the Companies Act, 1956 and

Article 76 of the Articles of Association of the

Company and subject to such

approvals/permission/sanctions as may be necessary,

the subdivision of each and every one of the existing

 equity share of the Company of the nominal value of

INR 2 each fully paid up into 2 equity shares of INR

1 each fully paid up, and that in case of existing

equity shares which are not fully paid up, the

proportion between the amount paid and the amount

which is unpaid on each reduced equity share of INR 1

 each shall be same as it were in case the existing

equity share of INR 2 each from which the reduced

equity share of INR 1 each is derived; amend the

existing Clause V of the Memorandum of Association of

 the Company relating to the Share Capital as

specified; and authorize the Board of Directors

[Board] / duly constituted Committee of the Board,

for the purpose of giving effect to the resolutions

above, to take such steps and actions and give such

directions as it may in its absolute discretion deem

necessary and to issue new share certificates,

wherever required, in the aforesaid proportion, in

cancellation of existing shares, subject to the rules

 as laid down in the Companies [Issue of Share

Certificates] Rules, 1960, and the Articles of

Association of the Company and to settle any question

 that may arise in this regard and to finalize and

execute all documents, deeds and writings as may be

necessary, which includes but not limited to

preparing, executing and filing necessary

applications/ forms/ returns/ documents to Registrar

of Companies, Stock Exchanges [BSE & NSE], National

Securities Depository Limited [NSDL], Central

Depository Services [India] Limited [CDSL] and /or

such other statutory authorities as may be necessary

from time to time and to delegate all or any of the

powers to any authorized person[s] to give effect to

the above resolution and to comply with necessary

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOL AIRLINES, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P491AF117

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: To receive the Administrators accounts,         ISSUER             NO              N/A                  N/A

to examine, discuss and vote the financial statements

 accompanied by the Independent Auditors report

regarding the FYE on 31 DEC 2009

PROPOSAL #B: To deliberate of the distribution of the        ISSUER             NO              N/A                  N/A

 net profits from the FYE, to ratify the distribution

 of dividends

PROPOSAL #C: Election of the member of the Board of          ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #D: To set the Directors remuneration                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLD FIELDS LTD

  TICKER:                  N/A                 CUSIP:   S31755101

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive and adopt the consolidated              ISSUER            YES             FOR                  FOR

audited annual financial statements of the Company

and its subsidiaries, incorporating the Auditors' and

 the Directors' reports for the YE 30 JUN 2009

PROPOSAL #O.2: Re-elect Ms. C.A. Carolus as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of the

Articles of Association

PROPOSAL #O.3: Re-elect Mr. R. Danino as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires in terms of the Articles

of Association

PROPOSAL #O.4: Re-elect Mr. A.R. Hill as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires in terms of the Articles

of Association

PROPOSAL #O.5: Re-elect Mr. N.J. Holland as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of the

Articles of Association

PROPOSAL #O.6: Re-elect Mr. R.P. Menell as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in terms of the Articles

 of Association

PROPOSAL #O.7: Approve to place the entire authorized        ISSUER            YES         AGAINST           AGAINST

 but unissued ordinary share capital of the Company

from time to time, after setting aside so many shares

 as may be required to be allotted and issued by the

Company in terms of any share plan or scheme for the

benefit of employees and/or Directors [whether

Executive or Non-Executive] under the control of the

Directors of the Company until the next AGM; and

authorize such Directors, in terms of Section 221(2)

of the Companies Act 61 of 1973, as amended

[Companies Act], to allot and issue all or part

thereof in their discretion, subject to the

provisions of the Companies Act and the Listings

PROPOSAL #O.8: Approve to place the non-convertible          ISSUER            YES             FOR                  FOR

redeemable preference shares in the authorized but

unissued share capital of the Company under the

control of the Directors for allotment and issue at

the discretion of the Directors of the Company,

subject to all applicable legislation, the

requirements of any recognized stock exchange on

which the shares in the capital of the Company may

from time to time be listed and with such rights and

privileges attached thereto as the Directors may

PROPOSAL #O.9: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to the Articles of Association of

the Company, and subject to the passing of Resolution

 7, to allot and issue equity securities for cash,

subject to the Listings Requirements of JSE Limited

and subject to the Companies Act, 61 of 1973, as

amended on the following basis: (a) the allotment and

 issue of equity securities for cash shall be made

only to persons qualifying as public shareholders as

defined in the Listings Requirements of JSE and not

to related parties; (b) equity securities which are

the subject of issues for cash: i) in the aggregate

in any one FY may not exceed 10% of the Company's

relevant number of equity securities in issue of that

 class; ii) of a particular class, will be aggregated

 with any securities that are compulsorily

convertible into securities of that class, and, in

the case of the issue of compulsorily convertible

securities, aggregated with the securities of that

class into which they are compulsorily convertible;

iii) as regards the number of securities which may be

 issued [the 10% number], shall be based on the

number of securities of that class in issue added to

those that may be issued in future [arising from the

conversion of options/convertible securities], at the

 date of such application, less any securities of the

 class issued, or to be issued in future arising from

 options/convertible securities issued, during the

current FY, plus any securities of that class to be

issued pursuant to a rights issue which has been

announced, is irrevocable and is fully underwritten

or acquisition [which had final terms announced] may

be included as though they were securities in issue

at the date of application; (c) the maximum discount

at which equity securities may be issued is 10% of

the weighted average traded price on the JSE of such

equity securities measured over the 30 business days

prior to the date that the price of the issue is

determined or agreed by the directors of the Company;

 (d) after the Company has issued equity securities

for cash which represent, on a cumulative basis

within a financial year, 5% or more of the number of

equity securities of that class in issue prior to

that issue, the Company shall publish an announcement

 containing full details of the issue, including the

effect of the issue on the net asset value and

earnings per share of the Company; and (e) the equity

 securities which are the subject of the issue for

cash are of a class already in issue or where this is

 not the case, must be limited to such securities or

rights that are convertible into a class already in

issue; [Authority shall be in force until the

forthcoming AGM of the Company, provided that it

shall not extend beyond 15 months of the date of this

PROPOSAL #O.10: Amend the Gold Fields Limited 2005            ISSUER            YES             FOR                  FOR

Share Plan adopted by the Company at its AGM on 17

NOV 2005 [the Share Plan], in accordance with the

Deed of Amendment, as specified

PROPOSAL #O.11: Approve to award rights to the                   ISSUER            YES             FOR                  FOR

specified Non-Executive Directors in terms of The

Gold Fields Limited 2005 Non-executive Share Plan and

 to place so many unissued ordinary shares in the

capital of the Company as are necessary to allot and

issue the shares in respect of which rights have been

 awarded to Non-Executive Directors under this

resolution under the control of the Directors of the

Company; and authorize the Directors, in terms of

Section 221(2) of the Companies Act 61 of 1973, as

amended, to allot and issue all and any of such

shares, in accordance with the terms and conditions

of The Gold Fields Limited 2005 Non-executive Share

Plan, as same may be amended from time to time

PROPOSAL #O.12: Approve to pay the specified                       ISSUER            YES             FOR                  FOR

remunerations to the Directors of the Company with

effect from 01 JAN 2010

PROPOSAL #S.1: Authorize the Company or any                        ISSUER            YES             FOR                  FOR

subsidiary of the Company, pursuant to the Articles

of Association of the Company, from time to time, to

acquire ordinary shares in the share capital of the

Company in accordance with the Companies Act, 61 of

1973 and the JSE Listings Requirements, provided that

 the number of ordinary shares acquired in any one FY

 shall not exceed 20% of the ordinary shares in issue

 at the date on which this resolution is passed;

[Authority expires the earlier of the date of the

next AGM of the Company or the date 15 months after

the date on which this resolution is passed]; the

repurchase must be effected through the order book

operated by the JSE trading system and done without

any prior understanding or arrangement between the

Company and the counter party; the Company only

appoints one agent to effect any repurchase(s) on its

 behalf; the price paid per ordinary share may not be

 greater than 10% above the weighted average of the

market value of the ordinary shares for the five

business days immediately preceding the date on which

 a purchase is made; the number of shares purchased

by subsidiaries of the Company shall not exceed 10%

in the aggregate of the number of issued shares in

the Company at the relevant times; the repurchase of

shares by the Company or its subsidiaries may not be

effected during a prohibited period, as defined in

the JSE Listings Requirements; after a repurchase,

the Company will continue to comply with all the JSE

Listings Requirements concerning shareholder spread

requirements; and an announcement containing full

details of such acquisitions of shares will be

published as soon as the Company and/or its

subsidiaries have acquired shares constituting, on a

cumulative basis 3% of the number of shares in issue

at the date of the general meeting at which this

special resolution is considered and if passed, and

for each 3% in aggregate of the initial number

acquired thereafter

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLDEN EAGLE RETAIL GROUP LTD

  TICKER:                  N/A                 CUSIP:   G3958R109

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the entering into of the                   ISSUER            YES             FOR                  FOR

Framework Agreement [as specified] and the

transaction contemplated there under and authorize

the Directors [or a duly authorized Committee

thereof] to take all such steps to implement the same

 and to execute all documents or deeds as they may

consider necessary or appropriate in relation

thereto, including but not limited to make any

changes, modifications, amendments, waivers,

variations or extensions of such terms and conditions

 of the Framework Agreement as they may think fit

PROPOSAL #2.: Approve the entering into of the Lease         ISSUER            YES             FOR                  FOR

Agreement [as specified] and the transaction

contemplated there under and authorize the Directors

[or a duly authorized Committee thereof] to take all

such steps to implement the same and to execute all

documents or deeds as they may consider necessary or

appropriate in relation thereto, including but not

limited to make any changes, modifications,

amendments, waivers, variations or extensions of such

 terms and conditions of the Lease Agreement as they

may think fit

PROPOSAL #3.: Approve the proposed annual caps for            ISSUER            YES             FOR                  FOR

the rental in respect of the Lease Agreement for the

3 years ending 31 DEC 2011, the details of which are

set out in the Circular of the Company dated 02 DEC

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLDEN EAGLE RETAIL GROUP LTD

  TICKER:                  N/A                 CUSIP:   G3958R109

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

its subsidiaries and the reports of the Directors and

 Auditors FYE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 0.108            ISSUER            YES             FOR                  FOR

per share FYE 31 DEC 2009

PROPOSAL #3.1: Re-election of  Mr. Wang Hung, Roger          ISSUER            YES             FOR                  FOR

as a executive Director

PROPOSAL #3.2: Re-election of  Mr. Han Xiang Li as a         ISSUER            YES             FOR                  FOR

non-executive Director

PROPOSAL #3.3: Authorize the Remuneration Committee          ISSUER            YES             FOR                  FOR

of the Company to fix their remuneration

PROPOSAL #4: Re-appointment of Messrs. Deloitte                 ISSUER            YES             FOR                  FOR

Touche Tohmatsu as a Auditors and authorize the Board

 of Directors to fix their remuneration

PROPOSAL #5.a: Grant general mandate to the Director         ISSUER            YES             FOR                  FOR

to issue shares of the Company

PROPOSAL #5.b: Grant general mandate to the Director         ISSUER            YES             FOR                  FOR

to repurchase shares of the Company

PROPOSAL #5.c: Approve to increase the maximum                   ISSUER            YES             FOR                  FOR

nominal amount of share capital which the Directors

are authorized to allot, issue and deal with pursuant

 to the general mandate set out in resolution 5a by

the aggregate nominal amount of shares repurchased

pursuant to the general mandate set out in the

resolution 5b

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOME ELECTRICAL APPLIANCES HOLDING LTD

  TICKER:                  N/A                 CUSIP:   G3978C124

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and

Auditors for the YE 31 DEC 2009

PROPOSAL #2.a: Re-elect Mr. Ng Kin Wah as an                       ISSUER            YES         AGAINST           AGAINST

Executive Director of the Company

PROPOSAL #2.b: Re-elect Mr. Zhu Jia as a Non-                      ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.c: Re-elect Mr. Ian Andrew Reynolds as a         ISSUER            YES             FOR                  FOR

Non-Executive Director of the Company

PROPOSAL #2.d: Re-elect Ms. Wang Li Hong as a Non-             ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.e: Re-elect Mr. Sze Tsai Ping, Michael as        ISSUER            YES             FOR                  FOR

 an Independent Non-Executive Director of the Company

PROPOSAL #2.f: Re-elect Mr. Chan Yuk Sang as an                 ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #2.g: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the Directors' remuneration

PROPOSAL #3: Re-appoint Ernst & Young as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company and authorize the Board of Directors

of the Company to fix their remuneration

PROPOSAL #4: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

the to allot, issue and deal with the Company's shares

PROPOSAL #5: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to repurchase the Company's shares

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot, issue and deal with the Company's shares,

pursuant to resolution no. 4 by the number of shares

repurchased

PROPOSAL #0: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRASIM INDS LTD

  TICKER:                  N/A                 CUSIP:   Y28523135

  MEETING DATE:      8/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and the profit and loss

account for the YE 31 MAR 2009 and the reports of the

 Directors and the Auditors of the Company

PROPOSAL #2.: Declare a dividend on equity shares for        ISSUER            YES             FOR                  FOR

 the YE 31 MAR 2009

PROPOSAL #3.: Re-appoint Mr. R.C. Bhargava as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mrs. Rajashree Birla as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Cyril Shroff as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.A: Appoint Messrs. G.P. Kapadia & Co.,            ISSUER            YES             FOR                  FOR

Chartered Accountants, Mumbai and Messrs. Deloitte

Haskins & Sells, Chartered Accountants, Mumbai as the

 Joint Statutory Auditors of the Company under

Section 224 and other applicable provisions, if any,

of the Companies Act, 1956 to hold office as such

from the conclusion of this meeting until the

conclusion of the next AGM of the Company, at a

remuneration of INR 80,00,000 to be shared by them in

 such proportion as maybe decided by the Audit

Committee / Board of Directors of the Company, plus

service tax as applicable and reimbursement of actual

 out of pocket expenses, as may be incurred in the

performance of their duties;

PROPOSAL #6.B: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Section 228 and other applicable. provisions, if

any, of the Companies Act;1956, Messrs. Vidyarthi &

Sons, Chartered Accountants, Gwalior as the Branch

Auditors of the Company, to audit the Accounts in

respect of the Company's Vikram Woollens Division, to

 hold office from the conclusion of this Meeting

until the conclusion of the next AGM of the Company

at a remuneration of INR 75,000 plus service tax as

applicable and reimbursement of actual out of pocket

expenses, as may be incurred in the performance of

their duties

PROPOSAL #7.: Elect, pursuant to the provisions of            ISSUER            YES             FOR                  FOR

Section 257 and all other applicable provisions, if

any, of the Companies Act, 1956, Mr. A.K. Dasgupta as

 a Director of the Company, who is liable to retire

by rotation

PROPOSAL #8.: Elect, pursuant to the provisions of            ISSUER            YES             FOR                  FOR

Section 257 and all other applicable provisions, if

any, of the Companies Act, 1956, Mr. D.D. Rathi as a

Director of the Company, who is liable to retire by

rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRASIM INDS LTD

  TICKER:                  N/A                 CUSIP:   Y28523135

  MEETING DATE:      1/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 78, 100 and other applicable provisions, if

 any, of the Companies Act, 1956 and Article 65 of

the Articles of Association of the Company and

subject to obtaining approvals, consents, permissions

 and sanctions as may be required including that of

the creditors [if necessary], the sanction by the

High court of Madhya Pradesh, Indore and High Court

of Gujarat to the Scheme of Arrangement between the

Company and Samruddhi Cement Limited and their

respective shareholders and creditors, and further

subject to such conditions as many be prescribed

while granting such approvals, consents, permissions

and sanctions which the Board of Directors

[hereinafter referred to as the 'Board' which term

shall include any Committee which the Board of

Directors of the Company may have constituted or may

thereafter constitute and/or any Director or any

individual, delegated with the powers necessary for

the purpose] of the Company may agree and accept, the

 reduction in the Share Premium Account of the

Company by INR 823.88 crores and the preference share

 capital redemption reserve of the Company by INR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRASIM INDS LTD

  TICKER:                  N/A                 CUSIP:   Y28523135

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the amalgamation of Samruddhi         ISSUER            YES             FOR                  FOR

Cement Limited  Samruddhi, a wholly owned unlisted

subsidiary of the Company  with UltraTech Cement

UltraTech a listed subsidiary of the Company  with

effect from the appointed date, i.e. opening of

business in 01 JUL 2010 or such other date as may be

determined by the Boards of Directors of Samruddhi

and UltraTech under and in accordance with a scheme

of amalgamation  the Amalgamation Scheme  pursuant to

 provisions of Section 391 to 394 and other

applicable provisions of the Companies Act 1956  the

Act  and in terms of the Amalgamation Scheme as

placed before this meeting; authorize the Board of

Directors of the Company which includes any committee

 thereof or any Director or officer or person

authorized in that behalf , to convey and furnish the

 consent of the Company including the approval of the

 shareholders of the Company  to the amalgamation of

Samruddhi with UltraTech by way of the Amalgama

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREENTOWN CHINA HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G4100M105

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors of the Company and of the Auditors for

the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.a.1: Re-elect Luo Zhaoming as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.a.2: Re-elect KE Huanzhang as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.a.3: Re-elect Jiang Wei as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3.a.4: Re-elect SZE Tsai Ping, Michael as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.b: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

determine the Directors' remuneration

PROPOSAL #4: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditors and authorize the Board of Directors to

fix their remuneration

PROPOSAL #5: Authorize the Directors to purchase                ISSUER            YES             FOR                  FOR

shares not exceeding 10% of the aggregate nominal

amount of the issued share capital of the Company as

at the date of passing of this resolution

PROPOSAL #6: Authorize the Directors to issue, allot         ISSUER            YES             FOR                  FOR

and deal with shares not exceeding 20% of the

aggregate nominal amount of the issued share capital

of the Company as at the date of passing of this

resolution

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors by Resolution 6 to issue

shares by adding the nominal amount of shares

repurchased pursuant to the general mandate granted

by Resolution 5

PROPOSAL #8: Amend the Articles of Association of the        ISSUER            YES             FOR                  FOR

 Company as set out in Resolution No. 8 in the notice

 of the AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GROWTHPOINT PROPERTIES LTD

  TICKER:                  N/A                 CUSIP:   S3373CAA4

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-elect J C Hayward as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Re-elect H'S Herman as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Re-elect H'S P Mashaba as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Re-elect C G Steyn as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Re-elect F J Visser as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors remuneration

PROPOSAL #4.: Approve the remuneration of the                     ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #5.: Approve the amendments to the                        ISSUER            YES             FOR                  FOR

Growthpoint Staff Incentive Scheme Trust Deed

PROPOSAL #6.: Approve to place the unissued shares            ISSUER            YES             FOR                  FOR

under the control of the Directors

PROPOSAL #7.: Grant authority to issue shares to                ISSUER            YES             FOR                  FOR

linked unitholders

PROPOSAL #8.: Approve the general authority to issue         ISSUER            YES             FOR                  FOR

linked units for cash

PROPOSAL #9.S.1: Amend the Articles of Association             ISSUER            YES             FOR                  FOR

PROPOSAL #10S.2: Grant authority to repurchase linked        ISSUER            YES             FOR                  FOR

 units

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPA LOTOS S.A., GDANSK

  TICKER:                  N/A                 CUSIP:   X32440103

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint the meeting's Chairman                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the statement of the meeting's         ISSUER            YES             FOR                  FOR

legal validity

PROPOSAL #4.: Approve the agenda                                            ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Adopt the resolution on remuneration of        ISSUER            YES             FOR                  FOR

 the Chairman of the Company's Management Board

PROPOSAL #6.: Closure of the meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPA LOTOS S.A., GDANSK

  TICKER:                  N/A                 CUSIP:   X32440103

  MEETING DATE:      2/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint the meeting's Chairman                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the statement of the meeting's         ISSUER            YES             FOR                  FOR

legal validity

PROPOSAL #4.: Approve the agenda                                            ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the changes among the                        ISSUER            YES         AGAINST           AGAINST

Supervisory Board Members

PROPOSAL #6.: Closing of the meeting                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPA LOTOS S.A., GDANSK

  TICKER:                  N/A                 CUSIP:   X32440103

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve, statement of meeting's legal            ISSUER            YES             FOR                  FOR

validity and its ability to adopt resolutions

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve, evaluation of Company's                     ISSUER            YES             FOR                  FOR

financial report for 2009 and Management Board's

report on Company's activity for 2009

PROPOSAL #6: Approve, evaluation consolidated                     ISSUER            YES             FOR                  FOR

financial report from capital Group Lotos SA for 2009

 and report on capital group's activity for 2009

PROPOSAL #7: Approve, evaluation of Supervisory Board        ISSUER            YES             FOR                  FOR

 reports for 2009

PROPOSAL #8: Approve the Company's financial report          ISSUER            YES             FOR                  FOR

for 2009 and Management Board's report from Company's

 activity for 2009

PROPOSAL #9: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

report of capital group for 2009 and report on

capital group's activity for 2009

PROPOSAL #10: Adopt resolution on distribution of              ISSUER            YES             FOR                  FOR

profit for 2009

PROPOSAL #11: Approve the performance of duties by            ISSUER            YES             FOR                  FOR

Members of Company's Management Board for 2009

PROPOSAL #12: Approve the performance of duties by            ISSUER            YES             FOR                  FOR

Members of Company's Supervisory Board for 2009

PROPOSAL #13: Approve, award of the annual bonus for         ISSUER            YES             FOR                  FOR

2009 to the President of the Management Board

PROPOSAL #14: Amend the resolution of general meeting        ISSUER            YES             FOR                  FOR

 Dated 30 JUN 2008 concerning determination of the

number of Supervisory Board of the seventh term of

office

PROPOSAL #15: Approve, filing the vacant posts on              ISSUER            YES             FOR                  FOR

Supervisory Board of the seventh term of office

PROPOSAL #16: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO AEROPORTUARIO DEL PACIFICO SA

  TICKER:                  PAC                 CUSIP:   400506101

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1: SEE ENCLOSED AGENDA FOR RESOLUTIONS               ISSUER            YES             FOR               AGAINST

PROPOSAL #O2: SEE ENCLOSED AGENDA FOR RESOLUTIONS               ISSUER            YES             FOR               AGAINST

PROPOSAL #O3: SEE ENCLOSED AGENDA FOR RESOLUTIONS               ISSUER            YES             FOR               AGAINST

PROPOSAL #O4: SEE ENCLOSED AGENDA FOR RESOLUTIONS               ISSUER            YES             FOR               AGAINST

PROPOSAL #O5: SEE ENCLOSED AGENDA FOR RESOLUTIONS               ISSUER            YES             FOR               AGAINST

PROPOSAL #O6: SEE ENCLOSED AGENDA FOR RESOLUTIONS               ISSUER            YES             FOR               AGAINST

PROPOSAL #O9: SEE ENCLOSED AGENDA FOR RESOLUTIONS               ISSUER            YES             FOR               AGAINST

PROPOSAL #E1: SEE ENCLOSED AGENDA FOR RESOLUTIONS               ISSUER            YES             FOR               AGAINST

PROPOSAL #E2: SEE ENCLOSED AGENDA FOR RESOLUTIONS               ISSUER            YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO AEROPORTUARIO DEL PACIFICO SA

  TICKER:                  PAC                 CUSIP:   400506101

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1: RESOLUTIONS REGARDING THE DELIBERATION         ISSUER            YES             FOR               AGAINST

AND APPROVALS OF POINTS II AND IV OF THE GENERAL

ORDINARY SHAREHOLDERS' MEETING HELD APRIL 27, 2010,

AS FOLLOWS: POINT II: DISCUSSION AND THE APPROVAL OF

THE FINANCIAL STATEMENTS OF THE COMPANY AND ITS

SUBSIDIARIES FOR THE FISCAL YEAR FROM JANUARY 1, 2009

 TO DECEMBER 31, 2009, AND APPROVAL OF THE EXTERNAL

AUDITOR'S REPORT; POINT IV: APPROVAL OF THE

ALLOCATION OF NET INCOME OF PS. 1,139,472,258 TO PAY

A DIVIDEND OF PS. 1,000,000,000, OR PS.

1.7825311942959 PER EACH OF THE 561 MILLION

PROPOSAL #E1: RESOLUTIONS REGARDING THE DELIBERATION         ISSUER            YES             FOR               AGAINST

AND APPROVALS OF POINTS I AND II OF THE GENERAL

EXTRAORDINARY SHAREHOLDERS' MEETING HELD APRIL 27,

2010, AS FOLLOWS: POINT I: PROPOSAL FOR A CAPITAL

REDUCTION OF PS. 900 MILLION (NINE HUNDRED MILLION

PESOS), TO BE PAID IN CASH AND PROPORTIONATELY AMONG

THE TOTAL OUTSTANDING SHARES BY THE DATE PROVIDED IN

THE MEETING. POINT II: PROPOSAL TO MODIFY ARTICLE VI

OF THE COMPANY'S BY-LAWS, ALL AS MORE FULLY DESCRIBED

 IN THE PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO AEROPORTUARIO DEL PACIFICO SAB DE CV

  TICKER:                  N/A                 CUSIP:   P4959P100

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Approve the report prepared by the              ISSUER            YES             FOR                  FOR

General Director of the Company for the FYE 31 DEC

2009, in accordance with that which is stated in

Article 44, part XI, of the securities market law in

172 of the General Mercantile Companies Law,

accompanied by the opinion of the outside auditor,

regarding the Cmpany and its subsidiaries according

to the most recent balance sheet

PROPOSAL #1.b: Approve the opinion of the Board of            ISSUER            YES             FOR                  FOR

Directors regarding the content of the General

Director's report

PROPOSAL #1.c: Approve the report from the Board of          ISSUER            YES             FOR                  FOR

Directors that is referred to Article 172, line B, of

 the General Mercantile Companies Law and in which

are contained the main accounting and information

policies and criteria followed in the preparation of

the Company's financial information

PROPOSAL #1.d: Approve the transactions and                        ISSUER            YES             FOR                  FOR

activities in which the Board of Directors has

intervened, during the fiscal year that ended on 31

DEC 2009, in accordance with that which is provided

for the securities market law

PROPOSAL #1.e: Approve the annual report regarding            ISSUER            YES             FOR                  FOR

the activities carried out by the audit and corporate

 practices Committee in accordance with Article 43 of

 the securities market law and the report regarding

the subsidiaries of the Company

PROPOSAL #1.f: Approve the report regarding                        ISSUER            YES             FOR                  FOR

compliance of with the tax obligations of the Company

 for the FY that ran from JAN 1 to 31 DEC 2008

PROPOSAL #2: Approve the financial statements of the         ISSUER            YES             FOR                  FOR

Company and of its subsidiaries, in which are

contained in the balance sheet, income statement, the

 statement of the changes in book capital and the

cash flow statement, regarding the transactions

carried out during the fiscal year that ran from JAN

1 to 31 DEC 2009 and approve the report from the

outside Auditor that is contained in said financial

PROPOSAL #3: Approve the profits obtained by the                ISSUER            YES             FOR                  FOR

Company during the FY that ended on 31 DEC 2009,which

 is in the amount of MXN 1,199,444,483 be separated

into 5% amount for the total of MXN 59,972,224.00 and

 to increase the legal reserve sending the remaining

amount of MXN 1,139,472,259.00 to the unallocated

profit account

PROPOSAL #4: Approve the unallocated profit account          ISSUER            YES             FOR                  FOR

that comes to a total of MXN 1,7825311942959 for each

 one of the 561 million shares into which the share

capital of the Company is divided, with a remaining

amount of unallocated profit being MXN

139,472,259.00, the dividend will be paid as, a)MXN

750 million at the ratio of MXN 1.33689839572193 for

each one of the 561 million shares into which the

share capital of the Company divided by 28 MAY 2010

at the latest, b) MXN 250 million at the ratio of MXN

 0.445632798573975 for each one of the 561 million

shares into which the share capital of the Company is

 divided by 30 NOV 2010 at the latest

PROPOSAL #5: Approve the book capital in the amount          ISSUER            YES             FOR                  FOR

of MXN 25,780,554,304.00 for the purpose of the

reduction of the fixed share capital of the Company,

which amount derives from the balance of the audited

book capital to 31 DEC 2009, for MXN

26,780,554,304.00 minus the amount approved for the

payment of dividends of MXN 1 billion with a charge

against the unallocated profit account

PROPOSAL #6: Approve to cancellation the maximum                ISSUER            YES             FOR                  FOR

amount of funds to be allocated to the repurchase of

the Company's own shares or credit securities that

represent said shares, for a total amount of MXN

864,617,000.00 for the 12 month period after 28 APR

2009, in accordance with that which is provided for

in Article 56 of the securities market law

reintegarting it into the unallocated profit account

PROPOSAL #7: Receive the report from the nomination          ISSUER            YES             FOR                  FOR

and compensation committee regarding [the designation

 or ratification] of the 4 full members of the Board

of Directors and their respective alternates

appointed by the Series BB shareholders, this

information will be provided later

PROPOSAL #8: Receive the report from the nomination          ISSUER            YES             FOR                  FOR

and compensation committee regarding whether there

was a proposal from the series B shareholders or

group of shareholders who are the owners of 10% of

the share capital of the company, in accordance with

the terms of that which is provided for in Article 15

 of the corporate bylaws for the designation of a

member of the Board of Directors

PROPOSAL #9: Approve the nomination and compensation         ISSUER            YES             FOR                  FOR

Committee regarding the people who should be members

of the Board of Directors of the Company, to be

designated by the series B shareholders, the

following is proposed the ratification of the members

 of the Board of Directors Jose Manuel Rincon

Gallardo, Francisco  Javier Fernandez carbajal,

Ernesto vega velasco .and Francisco Glennie Y Graue

,the designation as new members of the Board of

directors of Leon Falic ,Jaime Cortes Gocha and

PROPOSAL #10: Approve the report in accordance with          ISSUER            YES             FOR                  FOR

that which is established in Article 29 of the

corporate bylaws of the Company, regarding the

transactions for equal to or greater than US$ 3

million or its equivalent in MXN or in the legal

currency of jurisdictions other than Mexico or also,

transactIONS FOR EQUAL TO OR GREATER THAN usd 3

million or its equivqlent in mxn or in the legal

currency of jurisdictions other than mexico or also

transactions carried out by relevant shareholders if

there are any

PROPOSAL #11: Adoption of the resolution that are              ISSUER            YES             FOR                  FOR

considered necessary or convenient for the purpose of

 carrying out the resolution passed in the preceding

items of this agenda

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO AEROPORTUARIO DEL PACIFICO SAB DE CV

  TICKER:                  N/A                 CUSIP:   P4959P100

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve for the purpose of listing Rule        ISSUER            YES             FOR                  FOR

 7.1 and for all other purposes, the Company issue of

 a total of 24,245,226 common shares of the Company

issued on 27 JUL 2009 to the persons and on the terms

 as specified in Explanatory Memorandum

PROPOSAL #2.: Approve for the purpose of Listing Rule        ISSUER            YES             FOR                  FOR

 7.1 and for all other purposes, the Company issue up

 to a total of 31,164,001 common shares of the

Company[ issuable upon conversion of the Subscription

 receipts] to be issued on or about 30 MAR 2010

pursuant to the Canadian Offering, and to the persons

 and on the terms as specified in the Explanatory

PROPOSAL #3.: Approve for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 7.1 and for all other purposes, the Company

issue of a total of 10,949,648 common shares of the

Company to be issued on or about 30 MAR 2010 to the

persons and on the terms specified in Explanatory

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO AEROPORTUARIO DEL PACIFICO SAB DE CV

  TICKER:                  N/A                 CUSIP:   P4959P100

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the deliberations and decisions         ISSUER            YES             FOR                  FOR

relative to Items II and IV of the AGM of

shareholders held on 27 APR 2010, relative to the

approval of the financial statements of the Company

and of its subsidiaries, the report from the outside

Auditor and the declaration of a dividend of MXN

1,000,000,000.00 at the rate of 1.7825311942959 for

each one of the shares into which the share capital

of the Company is divided

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO AEROPORTUARIO DEL PACIFICO SAB DE CV

  TICKER:                  N/A                 CUSIP:   P4959P100

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the deliberation and relative            ISSUER            YES             FOR                  FOR

agreement to the Points I and II of the EGM held 27

APR 2010 regarding the capital reduction of MXN 900

million and the modification of Article 6 of the

Company's By-laws

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO BIMBO SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P4949B104

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve or modify the report from the            ISSUER            YES             FOR                  FOR

Board of Directors that is referred to in the main

part of Article 172 of the General Mercantile

Companies Law, including the Company's audited

financial statements, consolidated with those of its

subsidiary Companies, for the FYE on 31 DEC 2009,

after a reading of the following reports from the

Chairperson of the Board of Directors, from the

General Director, from the outside Auditor and from

the Chairpersons of the Audit and Corporate Practices

 Committees of the Company

PROPOSAL #2: Approve the report that is referred to          ISSUER            YES             FOR                  FOR

in Article 86, part XX, of the Income Tax Law,

regarding compliance with the Company's tax

PROPOSAL #3: Approve the allocation of results for            ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009

PROPOSAL #4: Approve the payment of a cash dividend          ISSUER            YES             FOR                  FOR

in the amount of MXN 0.50, for each one of the shares

 that represent the share capital of the Company that

 are in circulation

PROPOSAL #5: Ratify the appointment of the Members of        ISSUER            YES         AGAINST           AGAINST

 the Board of Directors and the determination of

their compensation

PROPOSAL #6: Ratify the appointment of the                          ISSUER            YES         AGAINST           AGAINST

Chairpersons and members of the Audit and corporate

practices Committees of the Company, as well as the

determination of their compensation

PROPOSAL #7: Receive the report regarding the                     ISSUER            YES             FOR                  FOR

purchase of the Company's own shares, as well as the

determination of the maximum amount of funds that the

 Company can allocate to the purchase of its own

shares, in accordance with the terms of Article 56,

Part IV, of the securities Market Law

PROPOSAL #8: Approve the designation of special                 ISSUER            YES             FOR                  FOR

delegates

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO CARSO SAB DE CV

  TICKER:                  N/A                 CUSIP:   P46118108

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Presentation, for the appropriate                   ISSUER             NO              N/A                  N/A

purposes, of the report from the general Director

regarding the progress of the operations of the

Company for the FYE on 31 DEC 2009, which includes

the financial statements to that date and the opinion

 of the Outside Auditor, of the opinion and of the

reports from the Board of Directors that are referred

 to in lines c, d and e of part iv of Article 28 of

the Securities Market Law, of the report from the

Corporate practices and Audit Committee, and of the

report regarding the fulfillment of tax obligations,

resolutions in this regard

PROPOSAL #2: Presentation and, if relevant, approval         ISSUER             NO              N/A                  N/A

of a proposal in relation to the allocation of

profit, which includes the payment to the

shareholders of a cash dividend of MXN 0.66 per

share, coming from the balance of the net fiscal

profit account, divided into equal installments of

MXN 0.33 for each share, resolutions in this regard

PROPOSAL #3: Proposal to increase by an additional            ISSUER             NO              N/A                  N/A

MXN 1,500,000,000 the maximum amount of funds of the

Company for the purchase of the shares of the

Company, and adoption of the resolutions relative to

this proposal, to the corresponding acquisitions and

to the authority to carry them out, as well as any

others that are related with the acquisition of

shares of the Company

PROPOSAL #4: If relevant, ratification of the term in        ISSUER             NO              N/A                  N/A

 office of the Board of Directors and of the general

Director for the 2009 FY, resolutions in this regard

PROPOSAL #5: Designation or ratification, as the case        ISSUER             NO              N/A                  N/A

 may be, of the Members and Officers of the Board of

Directors, as well as of the Members and of the

Chairperson of the Corporate practices and Audit

Committee, passage of the resolutions relative to the

 classification of the independence of the Members of

 the Board of Directors and to compensation, and of

the others that derive from all of the above

PROPOSAL #6: Decisions regarding the formalization            ISSUER             NO              N/A                  N/A

and fulfillment of the resolutions that the meeting

passes, and the designation of special delegates

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO ELEKTRA SA DE CV, CIUDAD DE MEXICO

  TICKER:                  N/A                 CUSIP:   P3642B213

  MEETING DATE:      8/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation, discussion and if                     ISSUER             NO              N/A                  N/A

relevant, approval of the proposal and terms to

restructure the Auxiliary Committees of the Board of

Directors of the Company, and as a consequence, the

membership and functioning of the Audit and Corporate

 Practices Committees

PROPOSAL #2.: Presentation, discussion and if                     ISSUER             NO              N/A                  N/A

relevant, approval of the proposal and terms to merge

 Grupo Mercantil Finemsa, S.A. De C.V., and Servicios

 De Gestion Corporativa Barsam, S.A. De C.V., the 2

preceding ones as the companies being merged with

Grupo Elektra, S.A. De C.V. as the Company carry out

the merger, and determination to carry out the merger

PROPOSAL #3.: Presentation, discussion, and if                   ISSUER             NO              N/A                  N/A

relevant, approval of the proposal and terms to

partially amend the Corporate Bylaws of the Company

PROPOSAL #4.: Revocation and granting of powers of            ISSUER             NO              N/A                  N/A

attorney of the Company

PROPOSAL #5.: Appointment of special delegates of the        ISSUER             NO              N/A                  N/A

 meeting, to appear before a notary public to file of

 the minutes and carry out their registration in the

Public Registry of Commerce, as well as to carry out

all the measures that may be required to fulfill the

resolutions passed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO ELEKTRA SA DE CV, CIUDAD DE MEXICO

  TICKER:                  N/A                 CUSIP:   P3642B213

  MEETING DATE:      3/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Presentation, reading, discussion, and          ISSUER             NO              N/A                  N/A

if relevant, approval of the reports from the Board

of Directors that are referred to in article 28 of

the securities market law

PROPOSAL #2: Presentation, reading, discussion, and          ISSUER             NO              N/A                  N/A

if relevant, approval of the Company's financial

statements for the FYE on 31 DEC 2009, after reading

the report from the commissioner, as well as, if

relevant, discussion and resolutions regarding the

allocation of results and distribution of profit

PROPOSAL #3: Presentation, reading, discussion, and          ISSUER             NO              N/A                  N/A

if relevant, approval of the report from the audit

committee of the Board of Directors of the Company,

for the FYE 31 DEC 2009

PROPOSAL #4: Presentation, reading, discussion, and          ISSUER             NO              N/A                  N/A

if relevant, approval of the report from the

corporate practices committee of the Board of

Directors of the Company, for the FYE on 31 DEC 2009

PROPOSAL #5: Presentation, reading and approval of            ISSUER             NO              N/A                  N/A

the report from the Board Of Directors regarding the

policies for the acquisition and placement of shares,

 repurchase fund of the Company

PROPOSAL #6: Discussion, and if relevant, appointment        ISSUER             NO              N/A                  N/A

 and/or of the Members of the Board of Directors  and

 of the commissioner of the Company, as well as of

their compensation, and appointment and or

ratification of the Secretary and of the Vice

Secretary of the Company

PROPOSAL #7: Appointment of special delegates of the         ISSUER             NO              N/A                  N/A

meeting, to appear before the notary

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO FINANCIERO BANORTE S A B DE C V

  TICKER:                  N/A                 CUSIP:   P49501201

  MEETING DATE:      2/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to pay a cash dividend                        ISSUER            YES             FOR                  FOR

equivalent to MXN 0.17 per share

PROPOSAL #2: Approve the designation of delegate(s)          ISSUER            YES             FOR                  FOR

to formalize and execute the resolutions taken by the

 assembly

PROPOSAL #3: Approve the minutes of the assembly                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO FINANCIERO BANORTE S A B DE C V

  TICKER:                  N/A                 CUSIP:   P49501201

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report that are referred to         ISSUER            YES             FOR                  FOR

in part IV of Article 28 of the securities Market

Law, for the FYE on 31 DEC 2009

PROPOSAL #2: Approve the allocation of profit                      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve to pay cash dividend in the                ISSUER            YES             FOR                  FOR

amount of MXN 0.17 per share

PROPOSAL #4: Approve the designation of the Members          ISSUER            YES         AGAINST           AGAINST

of the Board of Directors of the Company and

classification of their independence

PROPOSAL #5: Approve to determine the compensation            ISSUER            YES             FOR                  FOR

for the Members of the Board of Directors

PROPOSAL #6: Approve designation of the Members of            ISSUER            YES         AGAINST           AGAINST

the audit and corporate practices committee

PROPOSAL #7: Receive the report from the Board of              ISSUER            YES             FOR                  FOR

Directors regarding the transactions carried out with

 shares of the Company during 2009, as well as the

maximum amount of funds that can be allocated to the

purchase of shares of the Company for the 2010 FY

PROPOSAL #8: Approve the designation of a delegate or        ISSUER            YES             FOR                  FOR

 delegates to formalize and carry out if relevant,

the resolutions passed by the meeting

PROPOSAL #9: Approve the drafting, reading and the            ISSUER            YES             FOR                  FOR

meeting minutes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE

  TICKER:                  N/A                 CUSIP:   P49501201

  MEETING DATE:      10/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #i.: Approve to pay a cash dividend in the          ISSUER            YES             FOR                  FOR

amount of MXN 0.18 per share

PROPOSAL #ii.: Receive the report from the outside            ISSUER            YES             FOR                  FOR

Auditor regarding the fiscal situation of the Company

PROPOSAL #iii.: Approve the designation of a delegate        ISSUER            YES             FOR                  FOR

 or delegates to formalize and carry out if relevant,

 the resolutions passed by the meeting

PROPOSAL #iv.: Approve the meeting minutes                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO FINANCIERO INBURSA SAB DE CV

  TICKER:                  N/A                 CUSIP:   P4950U165

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the tax                ISSUER            YES             FOR                  FOR

opinion of the outside Auditor for the 2008 FY in

compliance with the obligation contained in Article

86, Part XX, of the Income Tax Law resoluitons in

this regard

PROPOSAL #2.1: Approve the report from the general            ISSUER            YES             FOR                  FOR

Director prepared in accordance with Article 172 o f

the general mercantile Companies Law and Article 44,

Part XI, of the Securities Market Law, accompanied by

 the opinion of the outside Auditor, regarding the

operations and results of the Company for the FYE on

31 DEC 2 009, as well as the opinion of the Board of

Directors regarding the content of said report

PROPOSAL #2.2: Approve the report from the Board of          ISSUER            YES             FOR                  FOR

Directors that is referred to in Article 172, line b,

 of the general mercantile Companies Law in which are

 contained the main accounting and information

policies and criteria specified in the preparation of

 the financial information of the Company

PROPOSAL #2.3: Approve the report on the activities          ISSUER            YES             FOR                  FOR

and transactions in which the Board of Directors

intervened in accordance with Article 28, Part Iv,

line e, of the Securities Market Law

PROPOSAL #2.4: Approve the individual and the                     ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company to

31 DEC 2009

PROPOSAL #2.5: Approve the annual reports regarding          ISSUER            YES             FOR                  FOR

the activities carried out by the audit and Corporate

 Practices Committees in accordance with Article 43

of the Securities Market Law resoluitons in this

PROPOSAL #3: Approve the allocation of results                   ISSUER            YES             FOR                  FOR

resoluitons in this regard

PROPOSAL #4: Approve the payment of a dividend                   ISSUER            YES             FOR                  FOR

resoluitons in this regard

PROPOSAL #5: Appointment and ratify the Members of            ISSUER            YES         AGAINST           AGAINST

the Board of Directors, Secretary and

PROPOSAL #6: Approve the determination of the                     ISSUER            YES             FOR                  FOR

compensation for the Members of the Board of

Directors, Secretary and the Vice Secretary of the

Company resoluitons in this regard

PROPOSAL #7: Approve the appointment and ratify the          ISSUER            YES         AGAINST           AGAINST

Members of the corporate practices and the Audit

Committees of the Company resoluitons in this regard

PROPOSAL #8: Approve the determination of                            ISSUER            YES             FOR                  FOR

compensation for the Members of the corporate

practices and the Audit Committees of the Company

resoluitons in this regard

PROPOSAL #9: Approve the annual report in regard to          ISSUER            YES             FOR                  FOR

the acquisition of shares of t he company in

accordance with the terms of article 54 of the

Securities Market Law and the determination or

ratification of the maximum amount o f funds that can

 be allocated to the acquisition of shares of the

Company for the 2010 FY resoluitons in this regard

PROPOSAL #10: Approve the designation of delegates to        ISSUER            YES             FOR                  FOR

 carry out and formalize the resolutions passed at a

meeting resoluitons in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO FINANCIERO INBURSA SAB DE CV

  TICKER:                  N/A                 CUSIP:   P4950U165

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Article 2 of the Corporate              ISSUER            YES         AGAINST           AGAINST

bylaws

PROPOSAL #2: Amend the unified responsibility                     ISSUER            YES         AGAINST           AGAINST

agreement

PROPOSAL #3: Approve to carry out a certification of         ISSUER            YES         AGAINST           AGAINST

the Corporate bylaws of the Company

PROPOSAL #4: Approve the designation of delegates to         ISSUER            YES             FOR                  FOR

carry out and formalized resolutions passed at the

meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO MEXICO SAB DE CV

  TICKER:                  N/A                 CUSIP:   P49538112

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve, if relevant, the plan for the         ISSUER            YES             FOR                  FOR

reorganization of the subsidiary of the Company

called Asarco LLC., resolutions in this regard

PROPOSAL #II.: Approve the designation of delegates          ISSUER            YES             FOR                  FOR

who will carry out and formalize the resolutions

passed by this general meeting, resolutions in this

regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO MEXICO SAB DE CV

  TICKER:                  N/A                 CUSIP:   P49538112

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report from the Executive            ISSUER            YES             FOR                  FOR

Chairperson of the Company regarding the FY that ran

from 1 JAN to 31 DEC 2009; approve the consolidated

financial statements of the Company and its

subsidiaries to 31 DEC 2009; reports that are

referred to in Article 28, Part IV, Lines A, C, D and

 E, of the Securities Market Law, regarding the FY

that ran from 1 JAN to 31 DEC 2009

PROPOSAL #2: Receive the report regarding the                     ISSUER            YES             FOR                  FOR

fulfillment of tax obligations that is referred to in

 Part XX of Article 86 of the Income Tax Law during

the 2009 FY

PROPOSAL #3: Approve the allocation of profit from            ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009

PROPOSAL #4: Receive the report that is referred to          ISSUER            YES             FOR                  FOR

in Part III of Article 60 of the provisions of a

general nature applicable to the issuers of

securities and other securities market participants,

including a report regarding the allocation of the

funds destined for the acquisition of shares of the

Company during the FYE on 31 DEC 2009; approve to

determine the maximum amount of funds to be allocated

 to the acquisition of the shares of the Company

during the 2010 FY

PROPOSAL #5: Ratify the acts done by the Board of              ISSUER            YES         AGAINST           AGAINST

Directors, the Executive Chairperson and its

committees, during the FY that ran from 1 JAN to 31

DEC 2009; appointment or reelection, of the Members

of the Board of Directors of the Company and

classification of their independence in accordance

with Article 26 of the securities market law;

appointment or reelection, of the Members of the

committees of the Board itself and of their

Chairpersons

PROPOSAL #6: Approve the remuneration for the Members        ISSUER            YES             FOR                  FOR

 of the Board of Directors and for the Members of the

 committees of the Board itself

PROPOSAL #7: Approve, designation of the delegates            ISSUER            YES             FOR                  FOR

who will carry out and formalize the resolutions

passed by this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO MODELO SAB DE CV

  TICKER:                  N/A                 CUSIP:   P4833F104

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Report from the Board of Directors                 ISSUER             NO              N/A                  N/A

regarding the FYE on 31 DEC 2009, in accordance with

the terms of that which is provided for in part iv of

 Article 28 of the securities market law and other,

applicable legal provisions

PROPOSAL #II: Proposals in relation to the allocation        ISSUER             NO              N/A                  N/A

 of results, including the payment of a cash dividend

PROPOSAL #III: Report regarding the situation of the         ISSUER             NO              N/A                  N/A

funds for the purchase of the Company's own shares

and proposal and, if relevant, approval of the

maximum amount of funds that can be allocated for the

 acquisition of the Company's own shares for the 2010

PROPOSAL #IV: Remuneration for the members of the              ISSUER             NO              N/A                  N/A

Board of Directors, both full and alternate and for

the secretary and vice secretary of the Company

PROPOSAL #V: Appointment or ratification, if                       ISSUER             NO              N/A                  N/A

relevant, of the people who will make up the

PROPOSAL #VI: Appointment or ratification, if                     ISSUER             NO              N/A                  N/A

relevant, of the members of the executive

PROPOSAL #VII: Appointment or ratification, if                   ISSUER             NO              N/A                  N/A

relevant, of the Chairpersons of the audit

PROPOSAL #VIII: Designation of delegates who will              ISSUER             NO              N/A                  N/A

carry out the resolutions passed by this meeting and,

 if relevant, formalize them as appropriate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO TELEVISA SA

  TICKER:                  N/A                 CUSIP:   P4987V137

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the proposal regarding the                ISSUER            YES             FOR                  FOR

declaration and payment of dividends to the

shareholders; resolutions in this regard

PROPOSAL #II.: Approve the designation of delegates          ISSUER            YES             FOR                  FOR

who will carry out and formalize the resolutions

passed by this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO TELEVISA SA

  TICKER:                  N/A                 CUSIP:   P4987V137

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the reports that are referred to        ISSUER             NO              N/A                  N/A

 in Article 28, Part iv, of the Securities Market

Law, including the presentation of the financial

statements of the Company for the FYE 31 DEC 2009,

and resolutions regarding the term in office of the

Board of Directors, Committees and General Director

of the Company

PROPOSAL #2: Receive the report regarding the                     ISSUER             NO              N/A                  N/A

fulfillment of the tax obligations of the Company, in

 compliance with the applicable legal provisions

PROPOSAL #3: Approve the allocation of results from          ISSUER             NO              N/A                  N/A

the FYE 31 DEC 2009

PROPOSAL #4.1: Approve the amount that can be                     ISSUER             NO              N/A                  N/A

allocate d to the purchase of the shares of the

Company in accordance with that which is provided for

 in Article 56, Part iv, of the Securities Market Law

PROPOSAL #4.2: Receive the report regarding the                 ISSUER             NO              N/A                  N/A

policies and resolutions adopted by the Board of

Directors of the Company, in relation to the purchase

 and sale of such shares

PROPOSAL #5: Appointment and or ratification, if                ISSUER             NO              N/A                  N/A

relevant, of the people who will make up

PROPOSAL #6: Appointment and or ratification, if                ISSUER             NO              N/A                  N/A

relevant, of the people who will make up

PROPOSAL #7: Appointment and or ratification, if                ISSUER             NO              N/A                  N/A

relevant, of the Chairperson of the Audit

PROPOSAL #8: Approve remuneration for the Members of         ISSUER             NO              N/A                  N/A

the Board of Directors, of the Executive Committee

and of the Audit and Corporate Practices Committee,

as well as for the Secretary

PROPOSAL #9: Approve the designation of Delegates who        ISSUER             NO              N/A                  N/A

 will carry out and formalize the resolutions passed

by this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GS ENGINEERING & CONSTRUCTION CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y2901E108

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the partial amendment to                   ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.: Election of Jonggeun Pyun and Kyungseo         ISSUER            YES             FOR                  FOR

Park as the External Directors

PROPOSAL #4.: Election of Deokhoon Lee and Kyungseo          ISSUER            YES             FOR                  FOR

Park as the Audit Committee Members

PROPOSAL #5.: Approve the limit of remuneration for          ISSUER            YES         AGAINST           AGAINST

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GS HOLDINGS CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y2901P103

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 6th balance sheet, income          ISSUER            YES             FOR                  FOR

statement and the proposed disposition of retained

earning

PROPOSAL #2.: Approve the partial Amendment to                   ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.: Election of Changsoo Heo, Kyungseok              ISSUER            YES             FOR                  FOR

Seo, Dongsoo Heo and (External) Gunchoon

PROPOSAL #4.: Election of Gunchoon Lee and Jinhwan            ISSUER            YES             FOR                  FOR

Kim  External Directors  as the Audit

PROPOSAL #5.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUANGDONG INVESTMENT LTD

  TICKER:                  N/A                 CUSIP:   Y2929L100

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, the acquisition                                 ISSUER            YES             FOR                  FOR

[''Acquisition''] by the Company of: a] the entire

issued share capital of Golden River Chain Limited

[''Target Co''] from Chun Wai Consultants Limited

[''Chun Wai''], and b] one or more shareholder's

loan[s] representing the aggregate of: i] HKD

515,711,000.00, being the amount due from Target Co

to Chun Wai as at the date of the agreement [the

''S&P Agreement''] dated 20 OCT 2009 between Chun

Wai, the Company and GDH Limited in relation to the

Acquisition; and ii] an amount equal to the aggregate

 of any and all Further Payment[s] [as specified] in

the aggregate amount of not more than RMB

125,000,000.00 in accordance with the terms and

conditions of the S&P Agreement; and the making of

the Further Additional Capital Contribution [as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUANGDONG INVESTMENT LTD

  TICKER:                  N/A                 CUSIP:   Y2929L100

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors and the Auditors for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.i: Re-elect Ms. Xu Wenfang as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.ii: Re-elect Mr. Li Wai Keung as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iii: Re-elect Dr. Chan Cho Chak, John as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.iv: Re-elect Dr. Li Kwok Po, David as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.v: Authorize the Board to fix the                     ISSUER            YES             FOR                  FOR

remuneration of the Directors

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board to fix their remuneration

PROPOSAL #5: Authorize the Directors to issue shares         ISSUER            YES             FOR                  FOR

in the Company

PROPOSAL #6: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares in the Company

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to issue shares by adding

the number of shares repurchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUANGZHOU R F PPTYS CO LTD

  TICKER:                  N/A                 CUSIP:   Y2933F115

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of Board of Directors        ISSUER            YES             FOR                  FOR

 [the Board] for the YE 31 DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the report of Auditors for the YE 31 DEC 2009

PROPOSAL #4: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009 of RMB 0.36 per share

PROPOSAL #5: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company, and authorize the Board to

fix the remuneration of the Auditors

PROPOSAL #6: Authorize the Board to decide on matters        ISSUER            YES             FOR                  FOR

 relating to the payment of interim dividend for the

six months ended 30 JUN 2010

PROPOSAL #7.A: Re-appointment of Ms. Zhang Lin as a          ISSUER            YES             FOR                  FOR

Company's Non-Executive Director, and authorize the

Board to fix the remuneration of the Director

PROPOSAL #8.A: Re-appoint Ms. Liang Yingmei as                   ISSUER            YES             FOR                  FOR

theCompany's Supervisor, and authorize the Board to

fix the remuneration of the Supervisor

PROPOSAL #8.B: Re-appoint Mr. Zheng Ercheng as the            ISSUER            YES             FOR                  FOR

Company's Supervisor, and authorize the Board to fix

the remuneration of the supervisor

PROPOSAL #S.9.A: Approve the Company to extend                   ISSUER            YES         AGAINST           AGAINST

guarantee up to an amount of RMB25 billion in

aggregate on behalf of the Company's subsidiaries

subject to the relevant provisions of the Articles of

 Association of the Company and under: total external

 guarantees [including guarantees to subsidiaries] of

 the Company and its subsidiaries exceed 50% of the

latest audited net assets value;

PROPOSAL #S.9.B: Approve the Company to extend                   ISSUER            YES         AGAINST           AGAINST

guarantee up to an amount of RMB25 billion in

aggregate on behalf of the Company's subsidiaries

subject to the relevant provisions of the Articles of

 Association of the Company and under: total external

 guarantees [including guarantees to subsidiaries]

exceed 30% of the latest audited total assets value;

PROPOSAL #S.9.C: Approve the Company to extend                   ISSUER            YES         AGAINST           AGAINST

guarantee up to an amount of RMB25 billion in

aggregate on behalf of the Company's subsidiaries

subject to the relevant provisions of the Articles of

 Association of the Company and under: the gearing

ratio of the subsidiary for which guarantee is to be

provided is over 70%; or

PROPOSAL #S.9.D: Approve the Company to extend                   ISSUER            YES         AGAINST           AGAINST

guarantee up to an amount of RMB25 billion in

aggregate on behalf of the Company's subsidiaries

subject to the relevant provisions of the Articles of

 Association of the Company and under: the guarantee

to be provided to a subsidiary exceed 10% of the

Company's latest audited net assets value

PROPOSAL #S.10: Approve the guarantees extended in            ISSUER            YES         AGAINST           AGAINST

2009 pursuant to the ordinary resolution no. 9 of

2008 AGM

PROPOSAL #S.11: Approve the joint development with            ISSUER            YES             FOR                  FOR

third party companies in the Asian Games City Project

 and authorized the Board to sign the related

PROPOSAL #S.12: Approve the extension of the approval        ISSUER            YES             FOR                  FOR

 by the shareholders in the Company's extraordinary

general meeting held on 18 JUN 2007 relating to the

proposed A shares issue for 12 months from date of

passing of this special resolution

PROPOSAL #S.13: Authorize the Board to amend the use         ISSUER            YES             FOR                  FOR

of proceeds from the Proposed A Share Issue

PROPOSAL #S.14: Authorize the Board to issue, allot          ISSUER            YES         AGAINST           AGAINST

and deal in additional shares in the capital of the

Company and to execute all such relevant documents

and to make the necessary amendments to the Articles

of Association as the Board thinks fit

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUANGZHOU R F PPTYS CO LTD

  TICKER:                  N/A                 CUSIP:   Y2933F115

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the effective period for the          ISSUER            YES             FOR                  FOR

approval for the proposed A Share Issue be extended

until the expiration of a period of 12 months from

the date of passing of this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GVT HOLDING SA, CURITIBA

  TICKER:                  N/A                 CUSIP:   P5145T104

  MEETING DATE:      11/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to decide concerning the non-           ISSUER            YES             FOR                  FOR

application of Articles 43 and 44 of the Company's

Corporate bylaws, that deal with the protection of

the dispersion of the shareholder base, for

acquisitions of the Company's shares offer that have

the following characteristics: i) financial

liquidation will occur by 28 FEB 2010; ii) the price

to be paid will be a minimum of BRL 48.00 per share;

iii) the payment will be in cash; iv) the offeror A

must have financial capacity to acquire 100% of the

share capital of the Company for a minimum price of

BRL 48.00 per share, B must be an operator or

provider of fixed mobile or broad band telephone

services in Brazil or abroad directly or through

subsidiaries controlled or related Companies

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GVT HOLDING SA, CURITIBA

  TICKER:                  N/A                 CUSIP:   P5145T104

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the new composition of the                ISSUER            YES             FOR                  FOR

Board of Directors of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GVT HOLDING SA, CURITIBA

  TICKER:                  N/A                 CUSIP:   P5145T104

  MEETING DATE:      2/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the selection of an Appraiser          ISSUER            YES             FOR                  FOR

to prepare a valuation report for the shares of the

Company, for the joint purpose of a mandatory public

tender offer, resulting from the acquisition of

control, increase of share ownership interest,

delisting from the Novo Mercado of the BM and F

Bovespa and cancellation of the registration of the

Company as a publicly traded Company, by Vivend I

S.A. whose public tender offer is still subject to

approval by the securities commission CVM, in

accordance with the notices of material F act

released on 13 Nov 2009, and 08 Jan 2010, and in

accordance with the terms of Paragraph 1 of Article

51 of the Corporate Bylaws of the Company; the

Appraiser must be selected from among a list of three

 specialized Companies as decided by the Board of

Directors at a meeting on 03 Feb 2010; I) BNP

Paribas, Sao Paulo, Brazil, recommended by the Board

of Directors of the Company, considering the current

valuation report prepared for the registration, on 13

 Nov 2009, of the announcement of the beginning of

the public tender offer resulting from the

acquisition of the control of the Company by Vivendi

SA; II) Banco Itau BBA S.A, and III) HSBC Bank Brasil

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GVT HOLDING SA, CURITIBA

  TICKER:                  N/A                 CUSIP:   P5145T104

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the selection of an Appraiser          ISSUER            YES             FOR                  FOR

to prepare a valuation report for the shares of the

Company, for the joint purpose of a mandatory public

tender offer, resulting from the acquisition of

control, increase of share ownership interest,

delisting from the Novo Mercado of the BM and F

Bovespa and cancellation of the registration of the

Company as a publicly traded Company, by Vivend I

S.A. whose public tender offer is still subject to

approval by the securities commission CVM, in

accordance with the notices of material F act

released on 13 Nov 2009, and 08 Jan 2010, and in

accordance with the terms of Paragraph 1 of Article

51 of the Corporate Bylaws of the Company; the

Appraiser must be selected from among a list of three

 specialized Companies as decided by the Board of

Directors at a meeting on 03 Feb 2010; I) BNP

Paribas, Sao Paulo, Brazil, recommended by the Board

of Directors of the Company, considering the current

valuation report prepared for the registration, on 13

 Nov 2009, of the announcement of the beginning of

the public tender offer resulting from the

acquisition of the control of the Company by Vivendi

SA; II) Banco Itau BBA S.A, and III) HSBC Bank Brasil

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GVT HOLDING SA, CURITIBA

  TICKER:                  N/A                 CUSIP:   P5145T104

  MEETING DATE:      3/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the cancellation of the                       ISSUER            YES             FOR                  FOR

registration of the Company as a Publicly Traded

Company and the delisting of its shares from the Novo

 Mercado Listing Segment, CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GVT HOLDING SA, CURITIBA

  TICKER:                  N/A                 CUSIP:   P5145T104

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the administrators accounts,              ISSUER            YES             FOR                  FOR

discuss and vote on the financial statements

accompanied by the Independent Auditors report

regarding the FYE 31 DEC 2009

PROPOSAL #2: Election of the members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HACI OMER SABANCI HLDG S A

  TICKER:                  N/A                 CUSIP:   M8223R100

  MEETING DATE:      8/26/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Chairmanship                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Authorize the Chairmanship to sign the         ISSUER             NO              N/A                  N/A

minutes of the assembly

PROPOSAL #3.: Authorize the Members of the Board of          ISSUER             NO              N/A                  N/A

Directors to take over the shares of Akbank Turk A.S

and Avivasa Emeklilik Ve Hayat A.S. which are on the

portfolio of affiliates of AK Sigorta Anonim Sirketi

as well as of shares Akbank Turk A.S. which are on

the portfolio of affiliates of Exsa Export Sanayi

Mamaulleri Satis Ve Arastirma Anonim Sirketi as

capital in kind by means of partial split and to hold

 meetings with the said Companies Board of Directors,

 to prepare and to sign agreements in order to ensure

 the mentioned transfer

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HACI OMER SABANCI HLDG S A

  TICKER:                  N/A                 CUSIP:   M8223R100

  MEETING DATE:      1/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and forming the Presidency of            ISSUER             NO              N/A                  N/A

the Board

PROPOSAL #2: Authorize the Board Members to sign the         ISSUER             NO              N/A                  N/A

minutes of the meeting

PROPOSAL #3: Approve to discuss the balance report            ISSUER             NO              N/A                  N/A

dated 30 JUN 2009

PROPOSAL #4: Approve to inform the shareholders about        ISSUER             NO              N/A                  N/A

 the report of the Expert Group

PROPOSAL #5: Approve the Repartition Agreement                   ISSUER             NO              N/A                  N/A

between Aksigorta A.S. and Akbank T A.S. and Avivasa

Emeklilik Ve Hayat A.S.

PROPOSAL #6: Approve the Repartition Agreement                   ISSUER             NO              N/A                  N/A

between Akbank T.A.S. and Eksa Export San. Mamulleri

Satis Ve Arastirma A.S.

PROPOSAL #7: Approve to determine the transfer of              ISSUER             NO              N/A                  N/A

shares of Akbank T.A.S. and Avivasa Emeklilik Ve

Hayat A.S. of Aksigorta A.S

PROPOSAL #8: Approve to determine the transfer of              ISSUER             NO              N/A                  N/A

shares of Akbank T.A.S. of Eksa export Sanayi

Mamulleri Satis Ve Arastirma A.S.

PROPOSAL #9: Approve to determine the dividend                   ISSUER             NO              N/A                  N/A

payment rights of shareholders other than Haci Omer

Sabanci Holding A.S.

PROPOSAL #10: Amend Item 10 of Articles of Association      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HACI OMER SABANCI HLDG S A

  TICKER:                  N/A                 CUSIP:   M8223R100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Chairmanship        ISSUER             NO              N/A                  N/A

PROPOSAL #2: Grant authority to the chairmanship to          ISSUER             NO              N/A                  N/A

sign the minutes of the assembly

PROPOSAL #3: Reading and discussion of the Board of          ISSUER             NO              N/A                  N/A

Directors' activity report and Auditors' report with

respect to the operations and accounts of year 2009

PROPOSAL #4: Giving information to the shareholders          ISSUER             NO              N/A                  N/A

about the donations given across the year 2009

PROPOSAL #5: Ratify the balance sheet and profit and         ISSUER             NO              N/A                  N/A

loss statement of year 2009; consideration and taking

 decision on the proposal concerning the distribution

 of profit

PROPOSAL #6: Grant discharge of the Board Members and        ISSUER             NO              N/A                  N/A

 Auditors separately with respect to the Company's

activities in year 2009

PROPOSAL #7: Election of the Members of the Board of         ISSUER             NO              N/A                  N/A

Directors and determination of their term in office

and of their remuneration

PROPOSAL #8: Ratify the independent external auditing        ISSUER             NO              N/A                  N/A

 Company elected by Board of Directors

PROPOSAL #9: Authorize the Members of the Board of            ISSUER             NO              N/A                  N/A

Directors to participate in activities indicated in

the Articles 334 and 335 of the Turkish Trade Code

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HACI OMER SABANCI HOLDING AS, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M8223R167

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the opening of the general                 ISSUER             NO              N/A                  N/A

assembly and forming meeting council

PROPOSAL #2: Approve empowering the meeting council          ISSUER             NO              N/A                  N/A

to sign the general assembly meeting minutes

PROPOSAL #3: Approve announcement and discussion of          ISSUER             NO              N/A                  N/A

the reports of Board of Directors and Auditors

regarding 2009 financial results

PROPOSAL #4: Approve the announcement of donations            ISSUER             NO              N/A                  N/A

made in 2009

PROPOSAL #5: Ratify the 2009 balance sheet and income        ISSUER             NO              N/A                  N/A

 statement and proposal and approval of the profit

distribution

PROPOSAL #6: Approve the release of the members of            ISSUER             NO              N/A                  N/A

the Board of Directors and Auditors regarding 2009

activities

PROPOSAL #7: Approve the assignment and wage                       ISSUER             NO              N/A                  N/A

determination of the new Board of Directors in place

of the ones who served their terms

PROPOSAL #8: Approve the independent audit firm                 ISSUER             NO              N/A                  N/A

determined by the Board of Directors

PROPOSAL #9: Authorize the members of the Board of            ISSUER             NO              N/A                  N/A

Directors and Chairman to handle the issues in

connection with the scope of Articles 334 and 335 of

the Turkish Commercial Code

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANA FINANCIAL GROUP INC, SEOUL

  TICKER:                  N/A                 CUSIP:   Y29975102

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet and income              ISSUER            YES             FOR                  FOR

statement

PROPOSAL #2: Approve the proposed disposition of                ISSUER            YES             FOR                  FOR

retained earnings

PROPOSAL #3: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Election of Jeong Haewang, Jeong                 ISSUER            YES             FOR                  FOR

Kwangsun and Choi Kyungkyu as the External

PROPOSAL #4.2: Election of the Members of Audit                 ISSUER            YES             FOR                  FOR

Committee who are External Directors

PROPOSAL #5: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANJIN HEAVY INDUSTRIES & CONSTRUCTION CO LTD

  TICKER:                  N/A                 CUSIP:   Y3052L107

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment  to                   ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of one Inside Director and                ISSUER            YES         AGAINST           AGAINST

Messrs. Ukeun Im, Jeongtaek Sin, Yeongsup

PROPOSAL #4: Election of Messrs. Ukeun Kim and                   ISSUER            YES             FOR                  FOR

Youngsup Kim as Members of the Audit

PROPOSAL #5: Approve the limit of remuneration  for          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANJIN SHIPPING CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3053E102

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement: balance        ISSUER            YES             FOR                  FOR

 sheet, income statement, the proposed disposition of

 accumulated deficit

PROPOSAL #2: Election of Member of Audit Committee            ISSUER            YES             FOR                  FOR

Candidate: Yoon Heonduk

PROPOSAL #3: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANJIN SHIPPING CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3053K108

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the spin off including changes         ISSUER            YES             FOR                  FOR

of Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANJIN SHIPPING HOLDINGS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3053K108

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement: balance        ISSUER            YES             FOR                  FOR

 sheet, income statement, the proposed disposition of

 retained earning

PROPOSAL #2: Election of Choi Eunyoung, Cho Yongmin          ISSUER            YES             FOR                  FOR

as a External Candidate: Kim Chankil,

PROPOSAL #3: Election of Kim Chankil, Oh Yongkuk, Seo        ISSUER            YES             FOR                  FOR

 Dongwoo as a Member of Audit

PROPOSAL #4: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANKOOK TIRE CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y30587102

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Yang Rae Cho, Seung Hwa Seo         ISSUER            YES             FOR                  FOR

and Hyun Sik Cho as the Director

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANNSTAR DISPLAY CORP

  TICKER:                  N/A                 CUSIP:   Y3062S100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 financial statements for                ISSUER             NO              N/A                  N/A

listing asset impairments

PROPOSAL #A.2: The status of investment in People's          ISSUER             NO              N/A                  N/A

Republic of China

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the distribution of 2009                 ISSUER            YES             FOR                  FOR

profits or offsetting deficit

PROPOSAL #B.3: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares via private placement

PROPOSAL #B.4: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANWHA CHEMICAL CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3065K104

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 36th balance sheet, income         ISSUER            YES             FOR                  FOR

statement and the proposed disposition of retained

earning

PROPOSAL #2.: Amend the Articles of incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Election of Gijoon Hong as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES         AGAINST           AGAINST

the Directors and of the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANWHA CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3065M100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2: Approval the partial amendment to the            ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of an Non-Executive Director             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of an Audit Committee Member             ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES         AGAINST           AGAINST

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HARBIN POWER EQUIPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y30683109

  MEETING DATE:      12/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. Gong Jing-kun as an                     ISSUER            YES             FOR                  FOR

Executive Director of the sixth session Director

meeting of the Company

PROPOSAL #2.: Appoint Mr. Zou Lei as an Executive              ISSUER            YES             FOR                  FOR

Director of the sixth session Director meeting of the

 Company

PROPOSAL #3.: Appoint Mr. Duan Hong-yi as an                       ISSUER            YES             FOR                  FOR

Executive Director of the sixth session Director

meeting of the Company

PROPOSAL #4.: Appoint Mr. Shang Zhong-fu as an                   ISSUER            YES             FOR                  FOR

Executive Director of the sixth session Director

meeting of the Company

PROPOSAL #5.: Appoint Mr. Wu Wei-zhang as an                       ISSUER            YES             FOR                  FOR

Executive Director of the sixth session Director

meeting of the Company

PROPOSAL #6.: Appoint Mr. Sun Chang-ji as an                       ISSUER            YES             FOR                  FOR

Independent Director of the sixth session Director

meeting of the Company

PROPOSAL #7.: Appoint Mr. Jia Cheng-bing as an                   ISSUER            YES             FOR                  FOR

Independent Director of the sixth session Director

meeting of the Company

PROPOSAL #8.: Appoint Ms. Li He-jun as an Independent        ISSUER            YES             FOR                  FOR

 Director of the sixth session Director meeting of

the Company

PROPOSAL #9.: Appoint Mr. Yu Bo as an Independent              ISSUER            YES             FOR                  FOR

Director of the sixth session Director meeting of the

 Company

PROPOSAL #10.: Appoint Mr. Liu Deng-qing as an                   ISSUER            YES             FOR                  FOR

Independent Director of the sixth session Director

meeting of the Company

PROPOSAL #11.: Appoint Mr. Wang Zhi-sen as a                       ISSUER            YES             FOR                  FOR

Supervisor representing shareholders of the sixth

session Supervisor meeting of the Company

PROPOSAL #12.: Appoint Mr. Chen Guang as Supervisor          ISSUER            YES             FOR                  FOR

representing shareholders of the sixth session

Supervisor meeting of the Company

PROPOSAL #13.: Appoint Mr. Xu Er-ming as an                        ISSUER            YES             FOR                  FOR

Independent Supervisor of the sixth session

Supervisor meeting of the Company

PROPOSAL #14.: Approve the remuneration of the                   ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #15.: Approve the remuneration of the                   ISSUER            YES             FOR                  FOR

Supervisors

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to appoint any person to fill in a casual

 vacancy in the Board of Directors or as an

Additional Director, the term of office to expire at

the conclusion of the next following AGM of the

PROPOSAL #S.2: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company to determine the appointment of Auditors

and to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HARBIN PWR EQUIP LTD

  TICKER:                  N/A                 CUSIP:   Y30683109

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors of          ISSUER            YES             FOR                  FOR

the Company for the YE 31 DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the audited accounts and the              ISSUER            YES             FOR                  FOR

Auditor's report of the Company for the period from

01 JAN 2009 to 31 DEC 2009

PROPOSAL #4: Declare the 2009 dividend of RMB 0.068          ISSUER            YES             FOR                  FOR

per share

PROPOSAL #5: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to appoint any person to fill in a casual

vacancy in the Board of Directors or as an additional

 Director, his term of office expire at the next

general meeting of the Company

PROPOSAL #6: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to determine the appointment of the Auditors

and authorize the Board of Directors of the Company

to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HARBIN PWR EQUIP LTD

  TICKER:                  N/A                 CUSIP:   Y30683109

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the transactions contemplated            ISSUER            YES         ABSTAIN           AGAINST

under the financial services framework agreement

entered into between the Company and [Harbin Electric

 Corporation] on 9 APR 2010 [the Financial Services

Framework Agreement, as specified] and the annual

caps for each of the 3 year ending 31 DEC 2010, 2011

and 2012 in respect of the receipt of depository

services by the Company and its subsidiaries from [HE

 Finance Company Limited] in accordance with the

terms of the Financial Services Framework Agreement;

and authorize the Directors of the Company  to take

all actions and execute all documents which they deem

 necessary, desirable or appropriate in order to

implement or give effect to the Financial Services

Framework Agreement and transactions contemplated

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HARMONY GOLD MINING CO LTD, JOHANNESBURG

  TICKER:                  N/A                 CUSIP:   S34320101

  MEETING DATE:      11/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements          ISSUER            YES             FOR                  FOR

for the FY 2009

PROPOSAL #2.: Re-appoint PricewaterhouseCoopers Inc          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #3.: Elect Mr. H. O. Meyer as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Ms. F. F. T. De Buck as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Re-elect Dr. D. S. Lushaba as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. M. J. Motloba as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Approve the placement of 10% of the              ISSUER            YES             FOR                  FOR

authorized but unissued shares under the control of

the Directors

PROPOSAL #8.: Authorize the Directors to allot and            ISSUER            YES             FOR                  FOR

issue equity securities for cash up to 5%

PROPOSAL #9.: Approve the increase the Non-Executive         ISSUER            YES             FOR                  FOR

Directors' fees

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HCL TECHNOLOGIES LTD

  TICKER:                  N/A                 CUSIP:   Y3121G147

  MEETING DATE:      12/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the Profit and Loss          ISSUER            YES             FOR                  FOR

Account for the YE 30 JUN 2009 and the Balance Sheet

as on that date together with the Reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Shiv Nadar as a                       ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Ms. Robin Abrams as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. P.C. Sen as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #5.: Declare the dividend                                         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Appoint M/s. S.R. Batliboi & Co.,                 ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the Company

 in place of the retiring Auditors, M/s. Price

Waterhouse, Chartered Accountants, until the

conclusion of the next AGM of the Company and

authorize the Board of Directors of the Company to

fix their remuneration and reimburse their traveling

and out of pocket expenses

PROPOSAL #S.7: Approve, pursuant to Sections 198,              ISSUER            YES         AGAINST           AGAINST

269, 309, and all other applicable provisions of the

Companies Act, 1956, [Act] read with Schedule XIII to

 the said Act, the re-appointment of Mr. Shiv Nadar,

as Managing Director of the Company for a period of 5

 years with effect from 13 SEP 2009 with the

designation of Chairman & Chief Strategy Officer or

such other designation as the Board/Compensation

Committee may decide from time to time on the terms

and conditions as specified; authorize the Board of

Directors, to take such steps as the Board may

consider necessary or expedient to give effect to

this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HDFC BANK LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y3119P117

  MEETING DATE:      7/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit and loss account

for the YE on that date and reports of the Directors

and Auditors thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Arvind Pande as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Ashim Samanta as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint M/s. Haribhakti & Co.,                 ISSUER            YES             FOR                  FOR

Chartered Accountants, subject to the approval of the

 Reserve Bank of India, as the Auditors of the Bank

to hold office from conclusion of this meeting until

the conclusion of the next AGM, on a remuneration to

be fixed by the Audit and Compliance Committee of the

 Board in the best interest of the Bank, for the

purpose of Audit of the Bank's accounts at its Head

Office and all its Branch and other offices

PROPOSAL #S.6: Authorize the Board, pursuant to the          ISSUER            YES             FOR                  FOR

applicable provisions of the Companies Act, 1956

Section 35-B and other applicable provisions, if any,

 of the Banking Regulation Act 1949 and subject to

the approvals as may be necessary from the Reserve

Bank of India and other concerned authorities or

bodies and subject to the conditions as may be

prescribed by any of them while granting such

approvals, the approval of the Members of the Bank be

 accorded for revision in the remuneration and

perquisites of Mr. Aditya Puri, Managing Director

with effect from 01 APR 2009 as specified; all other

existing terms and conditions of

appointment/remuneration of Mr. Aditya Puri shall

remain unchanged; in case of absence or inadequacy of

 profit in any FY, the aforesaid remuneration and

perquisites shall be paid to Mr. Puri as minimum

remuneration; to do all such acts, deeds, matters and

 thing and to execute agreements, documents or

instructions as may be required to give effect to

PROPOSAL #S.7: Authorize the Board, pursuant to the          ISSUER            YES             FOR                  FOR

applicable provisions of the Companies Act, 1956

Section 35-B and other applicable provisions, if any,

 of the Banking Regulation Act 1949 and subject to

the approvals as may be necessary from the Reserve

Bank of India [RBI] and other concerned authorities

or bodies and subject to the conditions as may be

prescribed by any of them while granting such

approvals, the approval of the Members of the Bank be

 accorded for revision in the remuneration and

perquisites of Mr. Jagdish Capoor as part-time

Chairman of that Bank for a period of 2 years with

effect from 06 JUL 2009 and revision in the existing

remuneration and perquisites with effect from such

date of re-appointment as specified; all other

existing terms and conditions of

appointment/remuneration of Mr. Jagdish Capoor shall

remain unchanged; in case of absence or inadequacy of

 profit in any FY, the aforesaid remuneration and

perquisites shall be paid to Mr. Jagdish Capoor as

minimum remuneration; to do all such acts, deeds,

matters and thing and to execute agreements,

documents or instructions as may be required to give

PROPOSAL #S.8: Authorize the Members of the Bank, for        ISSUER            YES         AGAINST           AGAINST

 extending the exercise period in respect of options

granted under the Employees Stock Option Schemes VIII

 to XIII [the Scheme] of the bank from 2 years from

the date of vesting to 4 years from the date of

vesting and that in case of options granted under

Employees Stock Option Scheme VII the exercise period

 be extended to 4 years from the date of vesting in

respect of the 2nd and 3rd tranches that were vested

on18 JUL 2007 and 18 Jul 2008 respectively; and

authorize the Board and/or the Compensation Committee

 to amend the exercise period for all the Employees

Stock Option Scheme of the Bank from time to time to

such periods as they may in their absolute discretion

 deem fit, such that the exercise period shall not be

 more than 5 years from the dates of respective

vesting as has been already approved by the members;

for the modification of the terms relating, to

exercise of options granted by the erst while

Centurion bank of Punjab Limited [eCBOP] under its

various employees Stock Option Scheme as under as

specified; and authorize the Board of Directors

and/or the Compensation Committee of the Bank, to do

all such acts, deeds, matters and thing as may be

required for implementing and giving effect to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HDFC BANK LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y3119P117

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited balance sheet as at 31        ISSUER            YES             FOR                  FOR

 MAR 2010 and profit and loss account for the YE on

that date and reports of the Directors and Auditors

thereon

PROPOSAL #2: Declare a dividend                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-appoint Mr. C. M. Vasudev as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4: Re-appoint Dr. Pandit Palande as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5: Appointment of M/s. BSR & Company,                 ISSUER            YES             FOR                  FOR

Chartered Accountants  ICAI Reg. No. 101248W , in

respect of whom the bank has received a Special

Notice pursuant to Section 225 of the Companies Act,

1956 subject to the approval of the Reserve Bank of

India, as Auditors of the Bank to hold office from

conclusion of this meeting till the conclusion of the

 next AGM, on a remuneration to be fixed by the Audit

 and Compliance Committee of the Board of Directors

in the best interest of the Bank, for the purpose of

audit of the bank's accounts at its Head Office,

Branches and other offices

PROPOSAL #6: Approve,pursuant to the applicable                 ISSUER            YES             FOR                  FOR

provisions of the Companies Act, 1956, and any other

applicable laws, or any amendment or modifications of

 or any re-enactment thereof, and subject to the

approvals, as may be necessary from the Reserve Bank

of India and other concerned authorities or bodies

and subject to the conditions as may be prescribed by

 any of them while granting such approvals, re-

appoint Mr. Aditya Puri as a Managing Director of the

 Bank for a period of 3 years commencing from 1 APR

2010 to 31 MAR 2013 upon such terms and conditions

including remuneration as set out in the draft

agreement placed before this meeting, which agreement

 is specifically approved and sanctioned with

authority to the Board of Directors

PROPOSAL #CONT: hereinafter referred to as the Board         ISSUER             NO              N/A                  N/A

which term shall be deemed to include the

Compensation Committee of the Board of Directors  to

alter and vary the terms and conditions of the said

re-appointment and/or agreement  including authority,

 from time to time, to determine the amount of salary

 as also the type and amount of perquisites and other

 benefits payable to Mr. Aditya Puri , in such manner

 as may be agreed to between the Board and Mr. Aditya

 Puri; provided however that the remuneration payable

 to Mr. Aditya Puri shall not exceed the limits

specified in the said agreement;

PROPOSAL #CONT: authorize the Board to do all such            ISSUER             NO              N/A                  N/A

acts, deeds, matters and things and to execute any

agreements, documents, instruments and writings as

may be required, with power to settle all questions,

difficulties or doubts that may arise in regard to

the said re-appointment as it may in its sole

discretion deem fit and to delegate all or any of its

 powers conferred herein to any Directors and/or

Officers of the Bank to give effect to this resolution

PROPOSAL #7: Authorize the Board,pursuant to the                ISSUER            YES             FOR                  FOR

applicable provisions of the Companies Act, 1956, and

 any other applicable laws, or any amendment or

modifications of or any re-enactment thereof, and

subject to the approvals, as may be necessary from

the Reserve Bank of India and other concerned

authorities or bodies and subject to the conditions

as may be prescribed by any of them while granting

such approvals, re-appoint Mr. Harish Engineer as a

Executive Director of the Bank for the period

commencing from 12 OCT 2010 to 30 SEP 2013 upon such

terms and conditions including remuneration as set

out in the draft agreement placed before this meeting

 which agreement is specifically approved and

sanctioned with authority to the Board of Directors

PROPOSAL #CONT: hereinafter referred to as the Board         ISSUER             NO              N/A                  N/A

which term shall be deemed to include the

Compensation Committee of the Board of Directors  to

alter and vary the terms and conditions of the said

re-appointment and/or agreement  including authority,

 from time to time, to determine the amount of salary

 as also the type and amount of perquisites and other

 benefits payable to Mr. Harish Engineer , in such

manner as may be agreed to between the Board and Mr.

Harish Engineer; provided however that the

remuneration payable to Mr. Harish Engineer shall not

 exceed the limits specified in the said agreement;

PROPOSAL #CONT: to do all such acts, deeds, matters          ISSUER             NO              N/A                  N/A

and things and to execute any agreements, documents,

instruments and writings as may be required, with

power to settle all questions, difficulties or doubts

 that may arise in regard to the said re-appointment

as it may in its sole discretion deem fit and to

delegate all or any of its powers conferred herein to

 any Directors and/or Officers of the Bank, to give

effect to this resolution

PROPOSAL #8: Authorize the Board,pursuant to the                ISSUER            YES             FOR                  FOR

applicable provisions of the Companies Act, 1956, and

 any other applicable laws, or any amendment or

modifications of or any re-enactment thereof, and

subject to the approvals, as may be necessary from

the Reserve Bank of India and other concerned

authorities or bodies and subject to the conditions

as may be prescribed by any of them while granting

such approvals, re-appoint Mr. Paresh Sukthankar as a

 Executive Director of the Bank for a period of 3

years with effect from 12 OCT 2010 to 11 OCT 2013

upon such terms and conditions including remuneration

 as set out in the draft agreement placed before this

 meeting which agreement is specifically approved and

 sanctioned with authority to the Board of Directors

PROPOSAL #CONT: hereinafter referred to as the Board         ISSUER             NO              N/A                  N/A

which term shall be deemed to include the

Compensation Committee of the Board of Directors  to

alter and vary the terms and conditions of the said

re-appointment and/or agreement  including authority,

 from time to time, to determine the amount of salary

 as also the type and amount of perquisites and other

 benefits payable to Mr. Paresh Sukthankar  as may be

 agreed to between the Board and Mr. Paresh

Sukthankar; provided however that the remuneration

payable to Mr. Paresh Sukthankar shall not exceed the

 limits specified in the said agreement;

PROPOSAL #CONT: to do all such acts, deeds, matters          ISSUER             NO              N/A                  N/A

and things and to execute any agreements, documents,

instruments and writings as may be required, with

power to settle all questions, difficulties or doubts

 that may arise in regard to the said re-appointment

as it may in its sole discretion deem fit and to

delegate all or any of its powers conferred herein to

 any Directors and/or Officers of the Bank, to give

effect to this resolution

PROPOSAL #S.9: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 81 and other applicable pro visions, if any,

 of the Companies Act, 1956  including any amendment

thereto or modifications or re-enactments thereof

and in accordance with the provisions of the

Memorandum and Articles of Association of the Bank

and the regulations/guidelines, if any, prescribed by

 the Securities and Exchange Board of India  SEBI ,

Reserve Bank of India  RBI  and all other concerned

and relevant authorities from time to time, to the

extent applicable and subject to such approvals,,

consents, permissions and sanctions of the Government

 of India, SEBI, RBI and all other appropriate

authorities, institutions or bodies and subject to

such conditions and modifications as may be

prescribed by any of them while granting such

PROPOSAL #CONT: and sanctions, the Board of Directors        ISSUER             NO              N/A                  N/A

 of the Bank  hereinafter referred to as the Board,

which term shall be deemed to include the

Compensation Committee, for the time being authorized

 by the Board of Directors to exercise the powers

conferred on the Board of Directors by this

resolution and/or such other persons who may be

authorized in this regard  be and is hereby

authorized to issue, offer and allot 2,00,00,000

equity stock options, convertible into equity shares

of the aggregate nominal face value not exceeding INR

 20,00,00,000 to the present and future employees

which expression shall include Managing and/or

Directors in the whole-time employment of the Bank

under an employee Stock Option Plan hereinafter

referred to as ESOS as specified and on such other

PROPOSAL #CONT: as may be decided by the                              ISSUER             NO              N/A                  N/A

Board/Compensation Committee in its absolute

discretion; authorize, the Board/Compensation

Committee or such person who may be authorized in

this regard by the Board/ Compensation Committee, to

implement the plan, with or without modifications and

 variations, in one or more tranches in such manner

as the Board / Compensation Committee or any other

person authorized by the Board/ Compensation

Committee may determine; approve the determination of

 the consideration payable by an employee in respect

of the aforementioned Equity Stock Options,

convertible into equity shares, by the

Board/Compensation Committee or such person who may

be authorized in this regard by the

Board/Compensation Committee, may be divided into 2

parts: the first part of the consideration shall

PROPOSAL #CONT: which shall be equivalent to the face        ISSUER             NO              N/A                  N/A

 value of the equity shares and the second part shall

 comprise of a variable amount, to be determined by

the Board/Compensation Committee or such person who

may be authorized in this regard by the

Board/Compensation Committee in its absolute

discretion; authorize the Board/Compensation

Committee or any other person authorized in this

regard by the Board/Compensation Committee to do all

such acts, deeds, matters and things including but

not limited to framing rules relating to taxation

matters arising out of grant/exercise of Stock

Options and execute all such deeds, documents,

instruments and writing as it may in its /his/her

absolute discretion deem necessary or desirable and

pay fees and commission and incur expenses in

relation thereof; authorize the Board/Compensation

PROPOSAL #CONT: Committee or any other person                     ISSUER             NO              N/A                  N/A

authorized in this regard by the Board/Compensation

Committee to settle all questions, difficulties or

doubts that may arise in relation to the

implementation of the plan and to the shares

including to amend or modify any of the terms thereof

  issued herein without being required to seek any

further consent or approval of the Members or

otherwise to the end and intent that the Members

shall be deemed to have given their approval thereto

expressly by authority of this resolution; approve no

 single employee shall be granted options under the

scheme entitling such employee to equity shares in

the Bank

PROPOSAL #CONT: which would represent more than 1% of        ISSUER             NO              N/A                  N/A

 the paid-up share capital of the bank as on the date

 of grant of options or 10% of the total number of

options granted under the scheme, and that the

minimum number of options that can be granted under

the forthcoming schemes as well as the existing

schemes are zero; the equity shares to be issued as

stated aforesaid shall rank pari-passu with all the

existing equity shares of the bank for all purposes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HENGAN INTL GROUP CO LTD

  TICKER:                  N/A                 CUSIP:   G4402L151

  MEETING DATE:      5/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the audited                     ISSUER            YES             FOR                  FOR

consolidated accounts and the reports of the

Directors and Auditors for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.1: Re-elect Mr. Sze Man Bok as a director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Re-elect Mr. Hung Ching Shan as a                ISSUER            YES             FOR                  FOR

director

PROPOSAL #3.3: Re-elect Mr. Loo Hong Shing Vincent as        ISSUER            YES             FOR                  FOR

 a director

PROPOSAL #3.4: Re-elect Mr. Wang Ming Fu as a director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix their remuneration

PROPOSAL #5: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Board of Directors to allot and issue shares

PROPOSAL #6: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Board of Directors to exercise all powers of the

Company to purchase its own securities

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Board of Directors pursuant to

Resolution 5 above by an amount representing the

aggregate nominal amount of shares in the capital of

the Company purchased by the Company pursuant to the

general mandate granted pursuant to Resolution 6 above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HERO HONDA MOTORS LTD

  TICKER:                  N/A                 CUSIP:   Y3179Z146

  MEETING DATE:      9/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet of the Company as at 31 MAR 2009, and

the profit and loss account for the YE on that date

together with the reports of the Directors and the

Auditors thereon

PROPOSAL #2.: Declare a dividend of INR 20 per equity        ISSUER            YES             FOR                  FOR

 share on 19,96,87,500 equity shares of INR 2 each

for the FY 2008-2009

PROPOSAL #3.: Re-appoint Gen. [Retd.] V.P. Malik as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Brijmohan Lall Munjal as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Sunil Kant Munjal as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. Takashi Nagai as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Appoint M/s. A.F. Ferguson & Co.,                 ISSUER            YES             FOR                  FOR

Chartered Accountants, New Delhi, the retiring

Auditors, as the Auditors to hold office from the

conclusion of this meeting until the conclusion of

the next AGM and approve to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HIDILI IND INTL DEV LTD

  TICKER:                  N/A                 CUSIP:   G44403106

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements and the reports of the Directors of the

Company and the Auditors of the Company for the YE 31

 DEC 2008

PROPOSAL #2.: Re-elect Mr. Xian Yang as an Executive         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.: Re-elect Mr. Chan Chi Hing as an                   ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #4.: Authorize the Board of Directors to fix        ISSUER            YES             FOR                  FOR

 the remuneration of the Directors of the Company

PROPOSAL #5.: Re-appoint Deloitte Touche Tohmatsu as         ISSUER            YES             FOR                  FOR

the Auditors of the Company and authorize the Board

to fix their remuneration

PROPOSAL #6.: Authorize the Directors, pursuant to            ISSUER            YES         AGAINST           AGAINST

the Rules Governing the Listing of Securities on The

Stock Exchange of Hong Kong Limited [Stock Exchange],

 to allot, issue or otherwise deal with additional

shares in the capital of the Company and to make or

grant offers, agreements and options during and after

 the relevant period, not exceeding the 20% of the

aggregate nominal amount of the issued share capital

of the Company, otherwise than pursuant to i) a

rights issue; or ii) any share option scheme or

similar arrangement; or iii) any scrip dividend or

similar arrangement; iv) any issue of shares in the

Company upon the exercise of rights of subscription

or conversion under the terms of any existing

warrants of the Company or any existing securities of

 the Company which carry rights to subscribe for or

are convertible into shares of the Company; and

[Authority expires the earlier of the conclusion of

the next AGM or the expiration of the period within

which the next AGM of the Company is required by the

Articles of association of the Company or any

applicable law of the Cayman Islands to be held]

PROPOSAL #7.: Authorize the Director of the Company,         ISSUER            YES             FOR                  FOR

during the relevant period [as specified], to

repurchase its shares on The Stock Exchange of Hong

Kong Limited [Stock Exchange] or any other stock

exchange on which the shares of the Company may be

listed and recognized by the Securities and Futures

Commission of Hong Kong [Securities and Futures

Commission] and the Stock Exchange for such purpose,

and otherwise in accordance with the rules and

regulations of the Securities and Futures Commission,

 the Stock Exchange or of any other stock exchange as

 amended from time to time and all applicable laws in

 this regard, not exceeding 10% of the aggregate

nominal amount of the issued share capital of the

Company at the date of the passing of this resolution

 and the authority pursuant [as specified in this

resolution] shall be limited accordingly; ad

[Authority expires the earlier of the conclusion of

the next AGM or the expiration of the period within

which the next AGM of the Company is required by the

Articles of association of the Company or any

applicable law of the Cayman Islands to be held]

PROPOSAL #8.: Approve, conditional upon the passing          ISSUER            YES         AGAINST           AGAINST

of Ordinary Resolutions 6 and 7, to extend the

general mandate granted to the Directors to allot,

issue and deal with any additional shares and to make

 or grant offers, agreements and options which might

require the exercise of such powers pursuant to

Ordinary Resolution 6, by addition thereto of an

amount representing the aggregate nominal amount of

the share capital repurchased by the Company pursuant

 to Ordinary Resolution 7, provided that such amount

does not exceed 10% of the aggregate nominal amount

of the issued share capital of the Company at the

date of passing this resolution

PROPOSAL #S.9: Amend the Articles 2(1), 2(2), 3, 10,         ISSUER            YES             FOR                  FOR

51, 59(1), 59(2), 66, 67, 68, 69, 70, 73, 75(1), 80,

81, 82, 84(2) of the Articles of Association of the

Company as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HINDALCO INDS LTD

  TICKER:                  N/A                 CUSIP:   Y3196V185

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit and loss account

for the YE on that date, the report of the Directors

and the Auditors thereon

PROPOSAL #2.: Approve to confirm the payment of the          ISSUER            YES             FOR                  FOR

interim dividend @6% made during the year on

20,32,734 preference shares of INR 2 each fully paid

up for the FY 2008-09

PROPOSAL #3.: Declare and sanction the payment of              ISSUER            YES             FOR                  FOR

dividend on equity shares of the Company for the FY

2008-2009

PROPOSAL #4.: Re-appoint Mrs. Rajashree Birla as a            ISSUER            YES             FOR                  FOR

Director, who retires from office by rotation

PROPOSAL #5.: Re-appoint Mr. K.N. Bhandari as a                 ISSUER            YES             FOR                  FOR

Director, who retires from office by rotation

PROPOSAL #6.: Re-appoint Mr. N.J. Jhaveri as a                   ISSUER            YES             FOR                  FOR

Director, who retires from office by rotation

PROPOSAL #7.: Re-appoint, pursuant to the provisions         ISSUER            YES             FOR                  FOR

of Section 224 and other applicable provisions, if

any, of the Companies Act 1956, Messrs Singhi &

Company, Chartered Accountants, Kolkata, as the

Auditors of the Company to hold office from the

conclusion of this meeting till the conclusion of the

 next AGM of the Company and authorize the Board of

Directors of the Company to fix their remuneration

for the said period and reimbursement of actual out

of pocket expenses, as may be incurred in the

performance of their duties

PROPOSAL #S.8: Approve, in terms of Article 162 of            ISSUER            YES             FOR                  FOR

the Articles of Association of the Company and

pursuant to the provisions of Sections 198, 269, 309,

 311 and all other applicable provisions, if any of

the Companies Act 1956, read with Schedule XIIl and

all other applicable guidelines for managerial

remuneration issued by the Central Government from

time to time, the re-appointment of Mr. D.

Bhattacharya as the Managing Director of the Company

with effect from 01 OCT 2008 for a period of 5 years

on the terms as to remuneration and otherwise as set

out hereunder and with liberty to the Board [which

term shall be deemed to include the committee, if

any, constituted by the Board from time to time] to

alter the said terms and conditions in such manner as

 may be agreed to between the Board and Mr. D.

Bhattacharya in the best interests of the Company but

 subject to the restrictions, if any, contained in

the Companies Act 1956 and Schedule XIII to the said

act or otherwise as may be permissible at Law; period

 of appoint: 5 years with effect from 01 OCT 2008 on

the terms and conditions as specified

PROPOSAL #S.9: Authorize the Board of Directors on            ISSUER            YES         AGAINST           AGAINST

behalf of the Company, pursuant to the provisions of

Section 81(1A) and other applicable provisions, if

any, of the Companies Act, 1956 (the Act) [including

any amendment thereto or re-enactment thereof], and

in accordance with the provisions of the memorandum

and Articles of Association of the Company and the

Listing Agreement entered into with the stock

exchanges where the Equity Shares of the Company are

listed [the Stock Exchanges] , Chapter XIII-A of the

securities and Exchange Board of India [disclosure

and Investor Protection] guidelines, 2000 [SEBI DIP

Guidelines], Foreign Exchange Management Act, 2000

(FEMA), Foreign Exchange Management [transfer or

issue of security by a person resident outside India]

 regulations, 2000 and Issue of foreign currency

convertible bonds and ordinary shares [through

Depositary Receipt Mechanism] scheme, 1993 and the

regulations/guidelines, if any, prescribed by the

securities and Exchange Board of India, Reserve Bank

of India, the stock exchanges, the Government of

India or any other relevant authority from time to

time, to the extent applicable, and subject to such

approvals, consents, permissions and sanctions as

might be required and subject to such conditions as

may be prescribed while granting such approvals,

consents, permissions and sanctions [hereinafter

referred to as the Board which term shall be deemed

to include any Committee(s) constituted/to be

constituted by the Board to exercise its power

including the powers conferred by this resolution];

to create, issue, offer and allot, [including the

provisions for reservation on firm and/or competitive

 basis, of such part of issue and for such categories

 of persons as may be permitted], in the course of 1

or more public or private offerings in domestic

and/or 1 or more international market(s) with or

without a green shoe option; equity shares [including

 qualified institutions placement under SEBI DIP

Guidelines] and/or equity shares through depository

receipts and/or convertible bonds and/or other

securities convertible into equity shares at the

option of the Company and/or the holder(s) of such

securities, and/or securities linked to equity shares

 and/or securities including non-convertible

debentures with warrants or other securities with or

without warrants, which may either be detachable or

linked, and which warrant has a right exercisable by

the warrant holder to subscribe for the equity shares

 and/or warrants with an option exercisable by the

warrant-holder to subscribe for equity shares and/or

any instruments or securities representing either

equity shares and/or convertible securities linked to

 equity shares [including the issue and allotment of

equity shares pursuant to a Green Shoe- Option, if

any], [all of which are hereinafter collectively

referred to as 'Securities'] to eligible investors

under applicable Laws, regulations and guidelines

[whether residents and/or non-residents and/or

PROPOSAL #S.10: Approve, pursuant to the provision of        ISSUER            YES             FOR                  FOR

 Sections 16, 94 and all other applicable provisions,

 if any, of the Companies Act, 1956 [including any

statutory modification or re-enactment thereof for

the time being in force], to increase the authorized

share capital of the Company from INR 200,00,00,000

divided into 195,00,00,000 equity shares of INR 1

each and 2,50,00,000 redeemable Cumulative preference

 shares of INR 2 each to INR 215,00,00,000 divided

into 210,00,00,000 equity shares of INR 1 each and

2,50,00,000 redeemable cumulative preference shares

of INR 2 each by creation an issue of 15,00,00,000

equity shares of INR 1 each and consequently the

respective Capital clauses in the memorandum and

Article of Association of the Company do stand

altered accordingly and as also provided in the

succeeding resolutions below

PROPOSAL #S.11: Amend the Clause V of the Memorandum         ISSUER            YES             FOR                  FOR

of Association of the Company as specified

PROPOSAL #S.12: Amend, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Section 31 and all other applicable provisions, if

any of the Companies Act, 1956 [including any

statutory modification or re-enactment thereof for

the time being in force), the existing Article

4(i)(a) of Articles of Association of the Company as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HINDALCO INDS LTD

  TICKER:                  N/A                 CUSIP:   Y3196V185

  MEETING DATE:      11/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, that in                        ISSUER            YES         AGAINST           AGAINST

supersession of earlier resolution passed in this

regard in tile AGM held on 18 SEP 2009 and pursuant

to the provisions of Section 81(1A) and other

applicable provisions, if any, of the Companies Act,

1956 [the 'Act'] [including any amendment thereto or

re-enactment thereof), and in accordance with the

provisions of the Memorandum and Articles of

Association of the Company and the listing Agreement

entered into with the stock exchanges where the

Equity Shares of the Company are listed (the 'Stock

Exchanges'), Chapter VIII of Securities and Exchange

Board of India (Issue of Capital and Disclosure

Requirements) Regulation 2009 (LCDR Regulations),

Foreign Exchange Management Act 1999 {FEMA], Foreign

Exchange Management (Transfer or issue of security by

 a person resident outside India) Regulations, 2000

and issue of Foreign Currency Convertible Bonds and

Ordinary Shares (through Depositary Receipt

Mechanism) Scheme, 1993 and the

regulations/guidelines, if any, prescribed by the

Securities and Exchange Board of India. Reserve Bank

of India, the Stock Exchanges, the Government of

India or any other relevant authority from time to

time, to the extent applicable, and subject to such

approvals, consents, permissions and sanctions as

might be required and subject to such conditions as

may be prescribed while granting such approvals,

consents, permissions and sanctions, which the Board

of Directors of the Company (hereinafter referred to

as the 'Board' which term shall be deemed to include

any Committee(s) constituted/to be constituted by the

 Board to exercise its powers including the powers

conferred by this resolution) to accept, to create,

issue, offer and allot, (including the provisions for

 reservation on firm and/or competitive basis, of

such part of issue and for such categories or persons

 as may be permitted), in the course of one or more

public or private offerings in domestic and/or one or

 more international market(s) with or without a green

 shoe option, Equity Shares (including Qualified

Institutions Placement ['QIP'] under ICDR

Regulations) and/or Equity Shares through depository

receipts and/or convertible bonds and/or other

securities convertible into Equity Shares at the

option of the Company and/or the holder(s) of such

securities, and/or securities linked to Equity Shares

 and/or securities including non-convertible

debentures with warrants or other securities with or

without warrants, which may either be detachable or

linked, and which warrant has a right exercisable by

the warrant holder to subscribe for the Equity Shares

 and/or warrants with an option exercisable by the

warrant-holder to subscribe for Equity Snares and/or

any instruments or securities representing either

Equity Shares and/or convertible securities linked to

 Equity Shares (including the issue and allotment of

Equity Shares pursuant to a Green Shoe Option, if

any), (all of which are hereinafter collectively

referred to as 'Securities') to eligible investors

PROPOSAL #S.2: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, that pursuant to the provisions of the

Foreign Exchange Management Act, 1999 (FEMA), the

Foreign Exchange Management (Transfer or Issue of

Security by a Person Resident Outside India)

Regulations, 2000 and all other applicable rules,

regulations, guidelines and laws (including any

statutory modifications or re-enactment thereof for

the time being in force) and subject to all

applicable approvals, permissions and sanctions and

subject to such conditions as may be prescribed by

any of the concerned authorities while granting such

approvals, permissions and sanctions, which may be

agreed to by the Board of Directors of the Company

(hereinafter referred to as 'the Board' which term

shall include a duly authorized Committee of

Directors for the time being exercising the powers

conferred by the Board of Directors), to permit

foreign institutional investors ('FIIs') registered

with the Securities and Exchange Board of India

('SEBI') to acquire and hold on their own account and

 on behalf of each of their SEBI approved sub-

accounts, shares of the Company upto an aggregate

limit of 40% of the paid-up equity share capital for

the time being; provided, however, that the equity

shareholding of each fit on its own account and on

behalf of each of SEBI approved sub-account in the

Company shall not exceed 10% of the total paid-up

equity share capital or such limits as are or may be

prescribed, from time to time under applicable laws,

rules and regulations; to do all such acts, deeds,

matters and things and execute all documents or

writings as may be necessary, proper or expedient for

 the purpose of giving effect to this resolution and

for matters connected therewith or incidental thereto

 including delegating all of any of the powers

conferred herein to any Committee of Directors of any

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HINDUSTAN UNILEVER LTD

  TICKER:                  N/A                 CUSIP:   Y3218E138

  MEETING DATE:      7/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, and adopt the audited profit          ISSUER            YES             FOR                  FOR

and loss account for the 15th month period ended 31

MAR, 2009, the balance sheet as at that date and the

reports of the Directors and Auditors thereon

PROPOSAL #2.: Approve to confirm the payment of                 ISSUER            YES             FOR                  FOR

interim dividend and to declare a final dividend on

equity shares for the 15 month period ended 31 MAR

PROPOSAL #3.: Re-elect Messrs. H. Manwani; D.S.                 ISSUER            YES             FOR                  FOR

Parekh; Prof. C.K. Prahalad; A. Narayan; S.

Ramadorai; and Dr. R.A. Mashelkar as the Directors in

 place of the Directors who retires by rotation

PROPOSAL #4.: Appoint M/S. Lovelock & Lewes,                       ISSUER            YES             FOR                  FOR

Chartered Accountants, Mumbai as Statutory Auditors

of the Company, to hold office from the conclusion of

 this AGM until the conclusion of next AGM and

approve to fix their remuneration for the YE 31 MAR

PROPOSAL #5.: Appoint Mr. Dhaval Buch as a Director          ISSUER            YES             FOR                  FOR

of the Company, pursuant to the provision of section

257 and all other applicable provisions, if any, of

the Companies Act, 1956, pursuant to the provisions

of Section 260 of the Companies Act 1956, liable to

retire by rotation in terms of the provisions of the

Articles of Association of the Company

PROPOSAL #6.: Appoint Mr. Gopal Vittal as a Director         ISSUER            YES             FOR                  FOR

of the Company, pursuant to the provisions of section

 257 and all other applicable provisions, if any, of

the Companies Act 1956, liable to retire by rotation

in terms of the provisions of the Articles of

Association of the Company

PROPOSAL #7.: Appoint Mr. Sridhar Ramamurthy as a              ISSUER            YES             FOR                  FOR

Director of the Company, pursuant to the provisions

of Section 257 and all other applicable provisions,

if any, of the Companies Act, 1956, liable to retire

by rotation in terms of the provisions of the

Articles of Association of the Company

PROPOSAL #8.: Appoint Mr. Dhaval Buch as the                       ISSUER            YES             FOR                  FOR

Wholetime Director of the Company, pursuant to the

provision of Section 198, 269, 309 and other

applicable provisions, if any, of the Companies Act,

1956 read with schedule XIII to the act, as amended,

the approval of members of the Company be accorded ,

liable to retire by rotation in terms of the

provisions of the Articles of Association of the

Company; further that the remuneration of Mr. Dhaval

Buch in his capacity as a wholetime Director be fixed

 by the Board or a duly constituted committee thereof

 and thereafter be revised from time to time, within

the limits as approved by the members by way of a

special resolution adopted at their meeting held on

PROPOSAL #9.: Appoint Mr. Gopal Vittal as the                     ISSUER            YES             FOR                  FOR

Wholetime Director of the Company, pursuant to the

provision of Section 198, 269, 309 and other

applicable provisions, if any, of the Companies Act,

1956 read with schedule XIII to the act, as amended,

the approval of members of the Company be accorded,

liable to retire by rotation in terms of the

provisions of the Articles of Association of the

Company; further that the remuneration of Mr. Gopal

Vittal in his capacity as a wholetime Director be

fixed by the Board or a duly constituted committee

thereof and thereafter be revised from time to time,

within the limits as approved by the members by way

of a special resolution adopted at their meeting held

 on 04 APR 2008

PROPOSAL #10.: Appoint Mr. Sridhar Ramamurthy as the         ISSUER            YES             FOR                  FOR

Wholetime Director of the Company, pursuant to the

provision of Section 198, 269, 309 and other

applicable provisions, if any, of the Companies Act,

1956 read with schedule XIII to the act, as amended,

the approval of members of the company be accorded ,

liable to retire by rotation in terms of the

provisions of the Articles of Association of the

Company; further that the remuneration of Mr. Sridhar

 Ramamurthy in his capacity as a wholetime Director

be fixed by the Board or a duly constituted committee

 thereof and thereafter be revised from time to time,

 within the limits as approved by the members by way

of a special resolution adopted at their meeting held

 on 04 APR 2008

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITE BREWERY CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y1593X101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2nd balance sheet, income            ISSUER            YES             FOR                  FOR

statement and proposed disposition of retained

earning for the FYE DEC 2009

PROPOSAL #2: Amend the Articles of Incorporation as          ISSUER            YES             FOR                  FOR

specified

PROPOSAL #3: Election of Mundeok Park, Janggyu Lee           ISSUER            YES         AGAINST           AGAINST

External  Jihong Yoo, Junmyung Jeong

PROPOSAL #4: Approve the remuneration and bonus limit        ISSUER            YES             FOR                  FOR

 of the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITE HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y3234H107

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the partial amendment to                   ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITE HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y3234H107

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of the Directors                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the limit of remuneration and            ISSUER            YES             FOR                  FOR

bonuses for the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HON HAI PRECISION IND LTD

  TICKER:                  N/A                 CUSIP:   Y36861105

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The indirect investment in people's            ISSUER             NO              N/A                  N/A

republic of China

PROPOSAL #A.4: The status of local unsecured                       ISSUER             NO              N/A                  N/A

corporate bonds

PROPOSAL #A.5: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

the financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 120

for 1,000 shares held

PROPOSAL #B.4: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing global depositary receipt

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.8: Election of Directors and the                       ISSUER            YES             FOR                  FOR

Supervisors

PROPOSAL #B.9: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.10: Other issues and extraordinary motions      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONAM PETROCHEMICAL CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3280U101

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger and acquisition                ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONAM PETROCHEMICAL CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3280U101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement, profit         ISSUER            YES             FOR                  FOR

and loss statement and the proposed disposition of

retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Jung Bum-Sik as an Internal         ISSUER            YES         AGAINST           AGAINST

Director and Kim Wha-Yong, Whang

PROPOSAL #4: Election of Kim Wha-Yong, Whang Myung-           ISSUER            YES             FOR                  FOR

Chun as the External Directors who will

PROPOSAL #5: Approve the remuneration of Directors             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONG LEONG BANK BHD

  TICKER:                  N/A                 CUSIP:   Y36503103

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Declare a final dividend of 15 sen per         ISSUER            YES             FOR                  FOR

share less income tax of 25% for the FYE 30 JUN 2009

as recommended by the Board of Directors of the Bank

PROPOSAL #2.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

of MYR 560,000 for the YE 30 JUN 2009 to be divided

amongst the Directors in such manner as the Directors

 may determine

PROPOSAL #3.: Re-elect Mr. Chew Peng Cheng as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.: Re-elect Ms Yvonne Chia as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect YBhg Dato' Mohamed Nazim bin          ISSUER            YES             FOR                  FOR

Abdul Razak as a Director

PROPOSAL #6.: Re-appoint Messrs                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Bank

and authorize the Directors to fix their remuneration

PROPOSAL #7.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965, to issue

shares in the Bank, at any time and from time to

time, and upon such terms and conditions and for such

 purposes as the Directors may, in their absolute

discretion, deem fit, provided that the aggregate

number of shares issued pursuant to this resolution

in any 1 FY does not exceed 10% of the issued capital

 of the Bank for the time being and to obtain

approval for the listing of and quotation for the

additional shares so issued on Bursa Malaysia

Securities Berhad; and [Authority expires until the

conclusion of the next AGM of the Bank]

PROPOSAL #8.: Authorize the Bank and/or its                        ISSUER            YES             FOR                  FOR

subsidiaries to enter into any of the transactions

falling within the types of recurrent related party

transactions of a revenue or trading nature as

disclosed in Section 2.3(A) and (B) of the Bank's as

specified with HLCM and persons connected with HLCM,

as specified, provided that such transactions are

undertaken in the ordinary course of business, on

arm's length basis and on commercial terms which are

not more favorable to the related party than those

generally available to and/or from the public and are

 not, in the Bank's opinion, detrimental to the

minority shareholders; authorize the Directors of the

 Bank to complete and to do all such acts and things

[including executing all such documents as may be

required] as they may consider expedient or necessary

 to give effect to the transactions contemplated

and/or authorized by this ordinary resolution; and

[Authority expires the earlier of the conclusion of

the next AGM of the Bank at which time it will lapse,

 unless by a resolution passed at the meeting, the

authority is renewed or the expiration of the period

within which the next AGM of the Bank after that date

 is required to be held pursuant to Section 143(1) of

 the Companies Act, 1965 [but shall not extend to

such extension as may be allowed pursuant to Section

143(2) of the Companies Act, 1965]

PROPOSAL #9.: Authorize the Bank and/or its                        ISSUER            YES             FOR                  FOR

subsidiaries to enter into any of the transactions

falling within the types of recurrent related party

transactions of a revenue or trading nature as

disclosed in Section 2.3(C) of the Bank's as

specified with HLIH and persons connected with HLIH,

as specified, provided that such transactions are

undertaken in the ordinary course of business, on

arm's length basis and on commercial terms which are

not more favorable to the related party than those

generally available to and/or from the public and are

 not, in the Bank's opinion, detrimental to the

minority shareholders; authorize the Directors of the

 Bank to complete and to do all such acts and things

[including executing all such documents as may be

required] as they may consider expedient or necessary

 to give effect to the transactions contemplated

and/or authorized by this ordinary resolution;

[Authority expires the earlier of the conclusion of

the next AGM of the Bank at which time it will lapse,

 unless by a resolution passed at the meeting, the

authority is renewed or the expiration of the period

within which the next AGM of the Bank after that date

 is required to be held pursuant to Section 143(1) of

 the Companies Act, 1965 [but shall not extend to

such extension as may be allowed pursuant to Section

143(2) of the Companies Act, 1965]

PROPOSAL #10.: Authorize the Directors of the Bank,          ISSUER            YES             FOR                  FOR

subject to the Companies Act, 1965 [the Act], rules,

regulations and orders made pursuant to the Act,

provisions of the Bank's Memorandum and Articles of

Association and the Main Market Listing Requirements

of Bursa Malaysia Securities Berhad [Bursa

Securities] [Main Market Listing Requirements] and

any other relevant authority, to make purchases of

ordinary shares of MYR 1.00 each in the Bank's issued

 and paid-up share capital on Bursa Securities

subject further to the maximum number of shares which

 may be purchased and/or held by the Bank shall be

equivalent to 10% of the issued and paid-up share

capital of the Bank [Shares] for the time being; the

maximum fund to be allocated by the Bank for the

purpose of purchasing the Shares shall not exceed the

 retained profits and/or the share premium account of

 the Bank; as of 30 JUN 2009, the audited retained

profits and share premium of the Bank were MYR

2,136.1 million and MYR 539.7 million respectively;

[Authority expires the earlier of the conclusion of

the next AGM of the Bank or the expiration of the

period within which the next AGM after that date is

required by law to be held]; Authorize the Directors

of the Bank to take all such steps as are necessary

or expedient to implement or to effect the

purchase(s) of the Shares; to deal with any Shares so

 purchased and any existing treasury shares [the Said

 Shares] in the following manner: i) cancel the Said

Shares; ii) retain the Said Shares as treasury

shares; iii) retain part of the Said Shares as

treasury shares and cancel the remainder; iv)

distribute all or part of the Said Shares as

dividends to shareholders, and/or resell on Bursa

Securities and/ or cancel all or part of them, or in

any other manner as may be prescribed by the Act,

rules, regulations and orders made pursuant to the

Act and the Main Market Listing Requirements and any

other relevant authority for the time being in force

the authority to deal with the Said Shares shall

continue to be valid until all the Said Shares have

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONG LEONG FINANCIAL GROUP BHD

  TICKER:                  N/A                 CUSIP:   Y36592106

  MEETING DATE:      8/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize HLAH, subject to the relevant        ISSUER            YES             FOR                  FOR

 approvals being obtained, to acquire 55,000,000

ordinary shares of MYR 1.00 each representing 55%

equity interest in HLTMT from HLB, for a cash

consideration based on 55% of the net assets of HLTMT

 as at the last day of the calendar month on which

all the conditions precedent under the Sale and

Purchase Agreement dated 08 APR 2009 as supplemented

by letters dated 08 JUN 2009, 06 JUL 2009 and 28 JUL

2009 [SPA] have been fulfilled and/or waived or such

other date as may be agreed by the parties thereto;

and to do all such acts and things and enter into all

 such transactions, arrangements, agreements and/or

documents as may be necessary or expedient in order

to give effect to and complete the proposed

acquisition with full power to assent to any

condition, modification, variation and/or amendments

as HLAH may deem fit, necessary and/or expedient in

the interests of the Company or as may be imposed by

any relevant authorities or consequent upon the

implementation of the said conditions, modifications,

 variations and/or amendments including without

limitation, the right to waive any conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONG LEONG FINANCIAL GROUP BHD

  TICKER:                  N/A                 CUSIP:   Y36592106

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the payment of the Directors'          ISSUER            YES             FOR                  FOR

fees of MYR 320,000 for the YE 30 JUN 2009, to be

divided amongst the Directors in such manner as the

Directors may determine

PROPOSAL #2.: Re-elect YBhgTan Sri Quek Leng Chan as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.: Re-elect Dr. Poh Soon Slm as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint YBhg Dato' Haji Kamarulzaman        ISSUER            YES             FOR                  FOR

 bin Mohammed as a Director of the Company who

retires in compliance with Section 129 of the

Companies Act, 1965 to hold office until the

conclusion of the next AGM

PROPOSAL #5.: Re-appoint YBhg General (Rtd) Tan Sri          ISSUER            YES             FOR                  FOR

(Dr) Mohamed Hashim bin Mohd Ali as a Director of the

 Company who retires in compliance with Section 129

of the Companies Act, 1965 to hold office until the

conclusion of the next AGM

PROPOSAL #6.: Re-appoint YBhg Tan Sri Dato' Seri                ISSUER            YES             FOR                  FOR

Khalid Ahmad bin Sulaiman as a Director of the

Company who retires in compliance with Section 129 of

 the Companies Act, 1965 to hold office until the

conclusion of the next AGM

PROPOSAL #7.: Re-appoint Messrs                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Directors to fix their remuneration

PROPOSAL #8.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965, to issue

shares in the Company, at any time and from time to

time and upon such terms and conditions and for such

purposes as the Directors may, in their absolute

discretion, deem fit, provided that the aggregate

number of shares issued pursuant to this resolution

in any 1 FY does not exceed 10% of the issued capital

 of the Company for the time being and to obtain

approval for the listing of and quotation for the

additional shares so issued on Bursa Malaysia

Securities Berhad; [Authority expires at the

conclusion of the next AGM of the Company]

PROPOSAL #9.: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

subsidiaries [excluding Hong Leong Bank Berhad and

HLG Capital Berhad and their respective subsidiaries]

 to enter into any of the transactions falling within

 the types of recurrent related party transactions of

 a revenue or trading nature as disclosed in Section

2.3(A) and (C) of the Company's circular to

shareholders dated 06 OCT 2009 [the Circular] with

HLCM and persons connected with HLCM as specified in

appendix II of the Circular provided that such

transactions are undertaken in the ordinary course of

 business, on arm's length basis and on commercial

terms which are not more favorable to the related

party than those generally available to and/or from

the public and are not, in the Company's opinion,

detrimental to the minority shareholders; and

authorize the Directors of the Company to complete

and to do all such acts and things [including

executing all such documents as may be required] as

they may consider expedient or necessary to give

effect to the transactions contemplated and/or

authorized by this ordinary resolution; [Authority

expires at the conclusion of the next AGM of the

Company at which time it will lapse, unless by a

resolution passed at the meeting, the authority is

renewed or the expiration of the period within which

the next AGM of the Company after that date is

required to be held pursuant to Section 143(1) of the

 Companies Act, 1965 [but shall not extend to such

extension as may be allowed pursuant to Section

143(2) of the Companies Act, 1965]

PROPOSAL #10.: Authorize the Company and/or its                 ISSUER            YES             FOR                  FOR

subsidiaries [excluding Hong Leong Bank Berhad and

HLG Capital Berhad and their respective subsidiaries]

 to enter into any of the transactions falling within

 the types of recurrent related party transactions of

 a revenue or trading nature as disclosed in Section

2.3(B) of the Company's Circular to shareholders

dated 06 OCT 2009 with Tower REIT, provided that such

 transactions are undertaken in the ordinary course

of business, on arm's length basis and on commercial

terms which are not more favorable to the related

party than those generally available to/from the

public and are not, in the Company's opinion,

detrimental to the minority shareholders; and

authorize the Directors of the Company to complete

and to do all such acts and things [including

executing all such documents as may be required] as

they may consider expedient or necessary to give

effect to the transactions contemplated and/or

authorized by this ordinary resolution; [Authority

expires earlier at the conclusion of the next AGM of

the Company at which time it will lapse, unless by a

resolution passed at the meeting; the authority is

renewed or the expiration of the period within which

the next AGM of the Company after that date is

required to be held pursuant to Section 143(1) of the

 Companies Act, 1965 [but shall not extend to such

extension as may be allowed pursuant to Section

143(2) of the Companies Act, 1965]

PROPOSAL #11.: Authorize the Company and/or its                 ISSUER            YES             FOR                  FOR

subsidiaries [excluding Hong Leong Bank Berhad and

HLG Capital Berhad and their respective subsidiaries]

 to enter into any of the transactions falling within

 the types of recurrent related party transactions of

 a revenue or trading nature as disclosed in Section

2.3(D) of the Company's Circular to shareholders

dated 06 OCT 2009 [the Circular] with HLIH and

persons connected with HLIH, as specified in Section

2.2 of the Circular provided that such transactions

are undertaken in the ordinary course of business, on

 arm's length basis and on commercial terms which are

 not more favourable to the related party than those

generally available to/from the public and are not,

in the Company's opinion, detrimental to the minority

 shareholders; and authorize the Directors of the

Company to complete and to do all such acts and

things [including executing all such documents as may

 be required] as they may consider expedient or

necessary to give effect to the transactions

contemplated and/or authorized by this ordinary

resolution; [Authority expires at the conclusion of

the next AGM of the Company at which time it will

lapse, unless by a resolution passed at the meeting,

the authority is renewed or the expiration of the

period within which the next AGM of the Company after

 that date is required to be held pursuant to Section

 143(1) of the Companies Act, 1965 [but shall not

extend to such extension as may be allowed pursuant

to Section 143(2) of the Companies Act, 1965]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOPSON DEV HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G4600H101

  MEETING DATE:      12/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Panyu Agreement         ISSUER            YES             FOR                  FOR

[as specified to the shareholders of the Company

dated 23 NOV 2009 [the circular]], as specified and

the execution, delivery and performance by the

Company of the Panyu Agreement; the Acquisition, the

Cheerocean Share Disposal [as specified] and all

transactions contemplated under or incidental to the

Panyu Agreement and all actions taken or to be taken

by the Company and/or its subsidiaries pursuant to

the Panyu Agreement; c) up to 204,925,468

consideration shares [as specified] be allotted and

issued to Mr. Chu Mang Yee [Mr. Chu] and/or his

nominee(s) in accordance with the terms of the Panyu

Agreement for payment of the Balance [as specified]

and the Hong Kong branch share registrar of the

Company be instructed to issue share certificate(s)

under seal for the consideration shares to Mr. Chu

and/or his nominee(s) [or as Mr. Chu may direct] on

such date [including a day on which the register of

the Members of the Company is closed for transfer of

shares of the Company] as the Company may instruct

and authorize any 1 Director acting singly to take

any and all actions and execute any documents as he/

she may see fit in connection with the aforesaid; and

 authorize any 1 Director of the Company for and on

behalf of the Company to do all such acts and things,

 to sign, execute and deliver all such other

documents, deeds, instruments and agreements and to

take such steps as he/she may consider necessary,

desirable or expedient to give effect to or in

connection with the Panyu Agreement, the acquisition,

 the Cheerocean share disposal and the issue of the

consideration shares or any of the transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOPSON DEVELOPMENT HOLDINGS LTD, HAMILTON

  TICKER:                  N/A                 CUSIP:   G4600H101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the Company and its

subsidiaries and the reports of the Directors and the

 Auditors for the YE 31 DEC 2009

PROPOSAL #2.A: Re-elect Mr. Xiang Bin as an Executive        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #2.B: Re-elect Mr. Xue Hu as an Executive            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.C: Re-elect Ms. Zhao Ming Feng as an                ISSUER            YES         AGAINST           AGAINST

Executive Director

PROPOSAL #2.D: Re-elect Mr. Liao Ruo Qing as an                 ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #2.E: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Executive Directors and

the Non-Executive Directors

PROPOSAL #3: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 as the Auditors and authorize the Board of Directors

 to fix their remuneration

PROPOSAL #4.A: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Driectors to allot shares

PROPOSAL #4.B: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Directors to repurchase the Company's own shares

PROPOSAL #4.C: Approve to add nominal amount of the          ISSUER            YES             FOR                  FOR

shares repurchased under resolution 4.B to the

mandate granted to the Directors under resolution 4.A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOUSING DEVELOPMENT FINANCE CORP LTD

  TICKER:                  N/A                 CUSIP:   Y37246157

  MEETING DATE:      7/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit            ISSUER            YES             FOR                  FOR

and loss account for the FYE 31 MAR 2009, the balance

 sheet as at that date and the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Shirish B. Patel as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. B.S. Mehta as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Dr. S.A. Dave as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #6.: Re-appoint Messrs. Deloitte Haskins &          ISSUER            YES             FOR                  FOR

Sells, Chartered Accountants as the Auditors of the

Corporation, to hold office as such from the

conclusion of this meeting until the conclusion of

the next AGM, on a remuneration of INR 60,00,000 plus

 applicable service tax and reimbursement of out-of-

pocket expenses incurred by them for the purpose of

audit of the Corporation's accounts at the Head

Office, all its branch offices in India and its

branch office at London and Singapore; authorize the

Board of Directors of the Corporation, pursuant to

the provisions of Section 228(1)and other applicable

provisions, if any, of the Companies Act, 1956, to

appoint Messrs. Deloitte Haskins & Sells, Chartered

Accountants as Branch Auditors or any other person

who may be qualified to act as such in consultation

with the Auditors of the Corporation and approve to

fix their remuneration for the purpose of audit of

any Branch Office that may be opened abroad by the

Corporation during the period until the conclusion of

 the next AGM

PROPOSAL #7.: Re-appoint, pursuant to the provisions         ISSUER            YES             FOR                  FOR

of Section 228(1) and other applicable provisions, if

 any, of the Companies Act, 1956, Messrs. Pannell

Kerr Forster, Chartered Accountants, as the Branch

Auditors of the Corporation, for the purpose of audit

 of the accounts of the Corporation's Branch Office

at Dubai, to hold office as such from the conclusion

of this meeting until the conclusion of the next AGM,

 on such terms and conditions and on such

remuneration as may be fixed by the Board of

Directors of the Corporation, depending upon the

PROPOSAL #8.: Re-appoint, pursuant to the provisions         ISSUER            YES             FOR                  FOR

of Sections 198, 269 read with Schedule XII, 309,

310, 311 and other applicable provisions, if any, of

the Companies Act, 1956, approval of the Members of

the Corporation, Mr. Deepak S. Parekh as the Managing

 Director of the Corporation with effect from 01 MAR

2009 upto the close business hours on 31 DEC 2009,

upon the terms and conditions including remuneration

as specified which agreement is hereby specifically

approved and sanctioned and authorize the Board of

Directors of the Corporation [Board which shall be

deemed to include the Compensation Committee of the

Board of Directors] to alter and vary the terms and

conditions of the said appointment and/or agreement

[including authority, from time to time, to determine

 the amount or salary and commission is also the type

 and amount of perquisites and other benefits payable

 to Mr. Deepak S. Parekh], in such manner as may be

agreed to between the Board and Mr. Deepak S. Parekh

provided however that the remuneration payable to Mr.

 Deepak S. Parekh shall not exceed the limits

specified in the said agreement and the limits

prescribed under Schedule XII to the Companies Act,

1956, including any amendment, modification,

variation or re-enactment thereof; in the event of

any loss, absence or inadequacy of profits in any FY

during the term of office of Mr. Deepak S. Parekh,

the remuneration payable to him by way of salary

allowances, commission and perquisites shall not,

without the approval of the Central Government [if

required] exceed the limits prescribed under Schedule

 XIII and other applicable provisions of the

Companies Act, 1956, or any amendment, modification,

variation or re-enactment thereof; authorize the

Board to do all such acts, deeds, matters and things

and execute all such agreements, documents,

instruments and writings as may be required, with

power to settle all questions, difficulties or doubts

 that may arise in regard to the send re-appointments

 as it may in its sole and absolute discretion deem

fit and to delegate all or any of its powers herein

conferred to any Director(s) and/or Officer(s) of the

 Corporation, to give of this resolution

PROPOSAL #S.9: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 309(4) and other applicable provisions

 if any of the Companies Act 1956 the non-whole time

Directors of the Corporation in additions to sitting

fees being paid to them for attending the meetings of

 the Board of Directors of the Corporation [referred

to as the Board] and its committees be paid every for

 a period of 5 year with effect form 01 APR 2010

commission of an amount as may be determine by the

Board from time to time subject to an overall ceiling

 of 1% of the net profits of the Corporation [to be

computed in the manner referred to in Section 198(1)

of the Companies Act 1956] to be dividend amongst

them in such manner as the Board may form time to

time determine

PROPOSAL #S.10: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Corporation [hereinafter referred to as the

'Board' which term shall be deemed to include any

Committee(s) constituted/to be constituted by the

Board to exercise its powers including powers

conferred by this resolution, to the extent permitted

 by Law], pursuant to the provisions of Section

81(1A) and other applicable provisions, if any, of

the Companies Act, 1956, the Securities and Exchange

Board of India [disclosure and investor protection]

guidelines, 2000 [hereinafter referred to as DIP

Guidelines], including any amendment, modification,

variation or re-enactment thereof and subject to the

approval of the Members of the Corporation and in

accordance with the provisions of the Memorandum and

Articles of Association of the Corporation, the

listing agreements entered into with the stock

exchanges on which the equity shares of the

Corporation are listed, the Foreign Exchange

Management, Act, 2000, the Foreign Exchange

Management [transfer or issue of securities by a

person resident outside India] regulations, 2000, the

 Foreign Exchange Management [Borrowing or Rending in

 Rupees] regulations, 2000, including any amendment,

modification, variation or re-enactment thereof and

such other applicable rules, regulations, guidelines,

 notifications, circulars and clarifications

issued/to be issued thereon by the government of

India [GOI], the Reserve Bank of India [RBI], the

Securities and Exchange Board of India [SEBI], the

National Housing Bank [NHB] and/or any other

regulatory/statutory authorities, from time to time,

to the extent applicable and subject to the consent

and approvals of any regulatory/statutory

authorities, to offer issue and allot warrants, with

a right exercisable by the warrant holder to exchange

 the said warrant holder to exchange the said

warrants with equity shares of the Corporation at a

later date [hereinafter referred to as 'Warrants'

simultaneously with the issue of Secured, Redeemable

Non-Convertible Debentures [NCDs], to Qualified

Institutional Placement [QIP] basis, pursuant to and

in accordance with the provisions of Chapter XIII-A

of the DIP Guidelines, for cash, at such price or

prices, in such manner and where required, in

consultation with the merchant banker(s) and/or other

 advisor(s) or otherwise and on such terms and

conditions as the Board may, in its sole and absolute

 discretion, decide at the time of issue of the NCDs

and warrants, at such times and in 1 or more

tranches, so however that the Warrants would result

in a maximum issue of upto 1,093,53,706 equity shares

 of INR 10 each of the Corporations, after they are

exchanged with the equity shares of the Corporation

and that the result in a maximum dilution of upto

3.5% of the expanded issued and paid-up equity share

capital of the Corporation, taking into consideration

 the un-exercised stock options and the foreign

currency convertible bonds pending for conversion, as

 on date and the total amount raised through the

issue of the NCDs does not exceed INR 4,000 crores;

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HTC CORPORATION

  TICKER:                  N/A                 CUSIP:   Y3732M103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 26 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, staff bonus and proposed

stock dividend: 50 for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B81.1: Election of Cher Wang/Shareholder            ISSUER            YES             FOR                  FOR

No.: 2 as a Director

PROPOSAL #B81.2: Election of Wen-Chi Chen/Shareholder        ISSUER            YES             FOR                  FOR

 No.: 5 as a Director

PROPOSAL #B81.3: Election of Ht Cho/Shareholder No.:         ISSUER            YES             FOR                  FOR

22 as a Director

PROPOSAL #B81.4: Election of Ho-Chen Tan/ID No.:                ISSUER            YES             FOR                  FOR

D101161444 as a Director

PROPOSAL #B82.1: Election of Josef Felder/ID No.:              ISSUER            YES             FOR                  FOR

19610425FE as an Independent Director

PROPOSAL #B82.2: Election of Chen-Kuo Lin/ID No.:              ISSUER            YES             FOR                  FOR

F102690133 as an Independent Director

PROPOSAL #B83.1: Election of Way-Chin Investment Co.         ISSUER            YES             FOR                  FOR

Ltd/Shareholder No.: 15 as a Supervisor

PROPOSAL #B83.2: Election of Po-Cheng Ko/Shareholder         ISSUER            YES             FOR                  FOR

No.: 14257 as a Supervisor

PROPOSAL #B83.3: Election of Caleb Ou-Yang/ID No.:            ISSUER            YES             FOR                  FOR

D101424339 as a Supervisor

PROPOSAL #B.9: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

the Directors from participation in competitive

business

PROPOSAL #B.10: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUA NAN FINANCIAL HOLDING CO LTD

  TICKER:                  N/A                 CUSIP:   Y3813L107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The Supervisors' review of 2009                   ISSUER             NO              N/A                  N/A

audited financial statements

PROPOSAL #B.1: Approve the Company's 2009 business            ISSUER            YES             FOR                  FOR

reports and financial statements

PROPOSAL #B.2: Approve the Company's 2009 profit                ISSUER            YES             FOR                  FOR

distribution, proposed cash dividend: TWD 0.2 per

PROPOSAL #B.3: Amend the revision of the Articles of         ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings proposed stock dividend: 55

for 1,000 shares held

PROPOSAL #B.5: Approve the revision to the rules of          ISSUER            YES             FOR                  FOR

shareholder meeting

PROPOSAL #B.6.1: Election of Ming-Cheng Lin [ID:7899,        ISSUER            YES             FOR                  FOR

 Shareholders Account No. 125,432,172] as a Director

PROPOSAL #B.6.2: Election of An-Lan Chen Hsu                       ISSUER            YES             FOR                  FOR

[ID:283585, Shareholders Account No. 224,828] as a

Director

PROPOSAL #B.6.3: Election of Tsu-Yen Lin [ID:7899,            ISSUER            YES             FOR                  FOR

Shareholders Account No. 125,432,172] as a Director

PROPOSAL #B.6.4: Election of Chih-Yang Lin [ID:7899,         ISSUER            YES             FOR                  FOR

Shareholders Account No. 125,432,172] as a Director

PROPOSAL #B.6.5: Election of James Hui-Jan Yen                   ISSUER            YES             FOR                  FOR

[ID:325315, Shareholders Account No. 45,000] as a

Director

PROPOSAL #B.6.6: Election of Rung-Fu Hsieh [ID:7920,         ISSUER            YES             FOR                  FOR

Shareholders Account No. 7,593,426] as a Director

PROPOSAL #B.6.7: Election of Michael Hsu [ID:283585,         ISSUER            YES             FOR                  FOR

Shareholders Account No. 224,828] as a Director

PROPOSAL #B.6.8: Election of Hsueh Hsu Chang                       ISSUER            YES             FOR                  FOR

[ID:7904, Shareholders Account No. 11,588,057] as a

PROPOSAL #B.6.9: Election of Chia-Ying Shen [ID:7963,        ISSUER            YES             FOR                  FOR

 Shareholders Account No. 32,472,804] as a Supervisor

PROPOSAL #B.7: Extraordinary Motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUABAO INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G4639H106

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and of

the Auditors for the YE 31 MAR 2009

PROPOSAL #2.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

MAR 2009

PROPOSAL #3.I.A: Re-elect Ms. M.A. Yun Yan as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.I.B: Re-elect Mr. Wang Guang Yu as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.I.C: Re-elect Mr. Xia Li Qun as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.II: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company [the Board] to fix the Directors'

remuneration

PROPOSAL #4.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Board to fix their remuneration

PROPOSAL #5.A: Authorize the Directors, without                 ISSUER            YES         AGAINST           AGAINST

prejudice to Resolution 5.C, to allot, issue and deal

 with shares of HKD 0.10 each in the capital of the

Company [the ''Shares''], and to issue, allot or

grant securities convertible into shares or options,

warrants or similar rights to subscribe for any

shares in the Company or such convertible securities

and to make or grant offers, agreements and options

during and after the relevant period, not exceeding

the aggregate of 20% of the aggregate nominal amount

of the share capital of the Company at the date of

passing this resolution, otherwise than pursuant to

i) a rights issue [as specified]; or ii) any scrip

dividend or similar arrangements implemented in

accordance with Bye-Laws of the Company; or iii) an

issue of Shares under the share option scheme of the

Company or any similar arrangements for the time

being adopted by the Company for the grant or issue

to employees or the Directors of the Company and/or

any of its subsidiaries of Shares or right to acquire

 Shares; [Authority expires at the conclusion of the

next AGM or the expiration of the period within which

 the next AGM is required to be held by the Bye-Laws

of the Company or any applicable laws of Bermuda to

be held]

PROPOSAL #5.B: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

the shares on the Stock Exchange of Hong Kong Limited

 or on any other stock exchange on which the Shares

may be listed and which is recognized by the

Securities and Futures Commission and The Stock

Exchange of Hong Kong Limited [the Recognized Stock

Exchange] subject to and in accordance with all

applicable laws, and in accordance with the

provisions of, and in the manner specified in, the

Rules Governing the Listing of Securities on the

Stock Exchange of Hong Kong Limited or the rules of

any other Recognized Stock Exchange, provided that

the aggregate nominal amount of the Shares to be

repurchased shall not exceed 10% of the aggregate

nominal amount of the share capital of the Company in

 issue at the date of passing of this Resolution;

[Authority expires at the conclusion of the next AGM

or the expiration of the period within which the next

 AGM is required to be held by the Bye-Laws of the

Company or any applicable laws of Bermuda to be held]

PROPOSAL #5.C: Approve, subject to the passing of              ISSUER            YES         AGAINST           AGAINST

Resolutions 5.A and 5.B, to increase and extend the

aggregate nominal amount of share capital that may be

 allotted or agreed conditionally or unconditionally

to be allotted [whether pursuant to an option or

otherwise] by the Directors pursuant to and in

accordance with the approval given in Resolution 5.A,

 by the addition of the aggregate nominal amount of

the Shares which may be repurchased by the Company

pursuant to and in accordance with the approval given

 in Resolution 5.B provided that such amount shall

not exceed the aggregate nominal amount of the Shares

 repurchased pursuant to the said Resolution 5.B and

the said approval shall be limited accordingly

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUANENG POWER INTERNATIONAL INC

  TICKER:                  N/A                 CUSIP:   Y3744A105

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Framework Agreement on the         ISSUER            YES             FOR                  FOR

continuing connected transactions [for 2010] between

Huaneng Power International Inc. and China Huaneng

Group, the continuing connected transactions as

contemplated thereby and the transaction caps thereof

PROPOSAL #2.: Approve the Capital Contribution                   ISSUER            YES             FOR                  FOR

Agreement among Huaneng Power International Inc.,

China Huaneng Group and HIPDC, and the transaction as

 contemplated thereby

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUANENG PWR INTL INC

  TICKER:                  N/A                 CUSIP:   Y3744A105

  MEETING DATE:      3/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the Class of shares and

nominal value per share

PROPOSAL #S.1.2: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the method of issuance

PROPOSAL #S.1.3: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the target subscribers

PROPOSAL #S.1.4: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the method of subscription

PROPOSAL #S.1.5: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the number of shares to

be issued

PROPOSAL #S.1.6: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the price determinate date

PROPOSAL #S.1.7: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the subscription price

PROPOSAL #S.1.8: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the adjustment to the

number of shares to be issued and the subscription

price

PROPOSAL #S.1.9: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the lock-up period(s)

PROPOSAL #S1.10: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the listing of shares

PROPOSAL #S1.11: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the use of proceeds

PROPOSAL #S1.12: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the arrangement regarding

 the accumulated undistributed earnings

PROPOSAL #S1.13: Approve, in relation to the New A            ISSUER            YES             FOR                  FOR

Share Issue and the New H Share Issue by the Company,

 the relationship between the New A Share Issue and

the New H Share Issue

PROPOSAL #S1.14: Approve, in relation to the New H            ISSUER            YES             FOR                  FOR

Share Issue by the Company, the validity period of

these resolutions

PROPOSAL #S.2: Approve the resolution regarding the          ISSUER            YES             FOR                  FOR

signing of the Subscription Agreements with

designated investors

PROPOSAL #3.: Approve the resolution that the Company        ISSUER            YES             FOR                  FOR

 meets with the conditions for New A Share Issue

PROPOSAL #4.: Approve the resolution regarding the            ISSUER            YES             FOR                  FOR

Company's feasibility report on the use of proceeds

from the New A Share Issue

PROPOSAL #5.: Approve the resolution regarding the            ISSUER            YES             FOR                  FOR

Company's report on the use of proceeds from previous

 fund raising

PROPOSAL #s.6: Approve the resolution regarding                 ISSUER            YES             FOR                  FOR

amendments to the Articles of Association

consequential to the New Issue

PROPOSAL #S.7: Approve the resolution regarding the          ISSUER            YES             FOR                  FOR

general authorization from the general meeting to the

 Board of Directors to process all related matters

incidental to the New A Share Issue and the New H

Share Issue

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUANENG PWR INTL INC

  TICKER:                  N/A                 CUSIP:   Y3744A105

  MEETING DATE:      3/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve the Class of shares and                ISSUER            YES             FOR                  FOR

nominal value per share, in relation to the New A

Share Issue and the New H Share Issue by the Company

PROPOSAL #S.1.2: Approve the Method of issuance, in          ISSUER            YES             FOR                  FOR

relation to the New A Share Issue and the New H Share

 Issue by the Company

PROPOSAL #S.1.3: Approve the Target subscribers, in          ISSUER            YES             FOR                  FOR

relation to the New A Share Issue and the New H Share

 Issue by the Company

PROPOSAL #S.1.4: Approve the Method of subscription,         ISSUER            YES             FOR                  FOR

in relation to the New A Share Issue and the New H

Share Issue by the Company

PROPOSAL #S.1.5: Approve the Number of shares to be          ISSUER            YES             FOR                  FOR

issued, in relation to the New A Share Issue and the

New H Share Issue by the Company

PROPOSAL #S.1.6: Approve the Price determinate date,         ISSUER            YES             FOR                  FOR

in relation to the New A Share Issue and the New H

Share Issue by the Company

PROPOSAL #S.1.7: Approve the Subscription price, in          ISSUER            YES             FOR                  FOR

relation to the New A Share Issue and the New H Share

 Issue by the Company

PROPOSAL #S.1.8: Approve the Adjustment to the number        ISSUER            YES             FOR                  FOR

 of shares to be issued and the subscription price,

in relation to the New A Share Issue and the New H

Share Issue by the Company

PROPOSAL #S.1.9: Approve the Lock-up period'S , in            ISSUER            YES             FOR                  FOR

relation to the New A Share Issue and the New H Share

 Issue by the Company

PROPOSAL #S1.10: Approve the Listing of shares, in            ISSUER            YES             FOR                  FOR

relation to the New A Share Issue and the New H Share

 Issue by the Company

PROPOSAL #S1.11: Approve the Use of proceeds, in                ISSUER            YES             FOR                  FOR

relation to the New A Share Issue and the New H Share

 Issue by the Company

PROPOSAL #S1.12: Approve the Arrangement regarding            ISSUER            YES             FOR                  FOR

the accumulated undistributed earnings, in relation

to the New A Share Issue and the New H Share Issue by

 the Company

PROPOSAL #S1.13: Approve the relationship between the        ISSUER            YES             FOR                  FOR

 New A Share Issue and the New H Share Issue, in

relation to the New A Share Issue and the New H Share

 Issue by the Company

PROPOSAL #S1.14: Approve the Validity period of these        ISSUER            YES             FOR                  FOR

 resolutions, in relation to the New A Share Issue

and the New H Share Issue by the Company

PROPOSAL #S.2: Approve the signing of the                            ISSUER            YES             FOR                  FOR

Subscription Agreements with designated investors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUANENG PWR INTL INC

  TICKER:                  N/A                 CUSIP:   Y3744A105

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the working report from the                ISSUER            YES             FOR                  FOR

Board of Directors of the Company for year 2009

PROPOSAL #2: Approve the working report from the                ISSUER            YES             FOR                  FOR

Supervisory Committee of the Company for year 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company for year 2009

PROPOSAL #4: Approve the profit distribution plan of         ISSUER            YES             FOR                  FOR

the Company for year 2009

PROPOSAL #5: Approve the proposal regarding the                 ISSUER            YES             FOR                  FOR

appointment of the Company's Auditors for year 2010

PROPOSAL #S.6: Approve the proposal regarding the              ISSUER            YES             FOR                  FOR

issue of short-term debentures by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYNIX SEMICONDUCTOR INC

  TICKER:                  N/A                 CUSIP:   Y3817W109

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Financial Statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of J.K.Kim, O.C. Oh, M.C.Kim           ISSUER            YES             FOR                  FOR

(EXTERNAL) J.S.Park, K.J.Baek, I.P.Jeon, B.H.Han,

J.B.Choi, B.T.Jung, J.Y.Song, H.J.Ki  as the Directors

PROPOSAL #4: Election of (External) Gapjong Baek,              ISSUER            YES             FOR                  FOR

Jaeyong Song, Changho Kim as the Outside Directors

who is an Audit Committee Members

PROPOSAL #5: Approve the remuneration of a Director           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYOSUNG CORPORATION, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3818Y120

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect the Director                                            ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Elect the Audit Committee Member                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve the remuneration for the                   ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYPERMARCAS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P5230A101

  MEETING DATE:      12/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the Pom Pom and Inal                            ISSUER            YES             FOR                  FOR

acquisitions by the Company a. the ratification of

the acquisition by the Company, of all of the quotas

representative of the corporate capital of Pom Pom

Produtos Higienicos Ltda., a Company with its

headquarters in the city of Sao Paulo, state of Sao

Paulo, at Avenida Sapopemba, 6200, room 1, Vila

Prudente, Zip 03374 001, with Corporate Taxpayer Id

CNPJMF number 43.842.079000100, pompom, in accordance

 with the quota purchase and sale agreement and other

 covenants, entered into on 27 NOV 2009, and as

resolved on at the meeting of the Board of Directors

of the Company held on 14 DEC 2009, at 10 a.m. pompom

 acquisition; a.1 bearing in mind that the pompom

acquisition does not fall within any of the

situations provided for in Articles 136 and 256 of

PROPOSAL #II: Ratify the signing of the Jontex Quota         ISSUER            YES             FOR                  FOR

Purchase and Sale Agreement: a.) ratification of the

signing of the Quota Purchase and Sale Agreement

entered into on 07 OCT 2009, between the Company and

Latam Properties Holdings and Latam International

Investment Company, with relation to the acquisition

by the Company of all of the quotas of a Company to

be incorporated by the sellers, involving all the

assets, including intellectual property rights,

necessary for conducting the business relative to the

 male condoms sold under the Jontex Brand

PROPOSAL #III: Approve Pom Pom and Inal Mergers into         ISSUER            YES             FOR                  FOR

the Company a. consideration of the proposal for the

merger of pom pom into the Company the pompom merger

and approval of the respective protocol and

justification of merger, prepared in accordance with

the terms of Articles 224 and 225 of law number

640476, and of the documents and measures

contemplated in it; a.1 ratification of the

appointment and hiring of CCA Continuity Auditores

Independentes SS, a simple Company, with its

headquarters in the city of Sao Paulo, state of Sao

Paulo, at Avenida Brigadeiro Luis Antonio, 2729,

first floor, Jardim Paulista, duly registered with

the Sao Paulo regional accounting council CRCSP under

 number 2sp025430o2, with Corporate Taxpayer Id CNPJ

number 10.686.276000129, as the Company responsible

for the preparation of the valuation report, CONTD..

PROPOSAL #IV: Approve the merger of Hypernova and              ISSUER            YES             FOR                  FOR

Laboratorio Neo Quimica by the Company a.

consideration of the proposal for the merger of

Hypernova Medicamentos Participacoes S.A. Hypernova

into the Company the Hypernova merger and approval of

 the respective protocol and justification of merger,

 prepared in accordance with the terms of Articles

224 and 225 of law number 640476 and of CVM

Instruction Number 31999, and of the documents and

measures contemplated it; a.1 ratification of the

appointment and hiring of Acal Consultoria E

Auditoria SS, a simple Company, with its headquarters

 in the city of Rio De Janeiro, state of Rio De

Janeiro, at Avenida Rio Branco, 181, 18th floor, with

 Corporate Taxpayer ID CNPJMF number 28.005.734.0001

82 Acal, as the Company responsible for the

preparation of the valuation report, CONTD..

PROPOSAL #V: Approve to increase the share capital,          ISSUER            YES             FOR                  FOR

amendment of the Corporate purpose, amendments of

matters regarding the authority of the management of

the Company and of representation of the Company,

opening branches and consolidating the Corporate

Bylaws of the Company; a. the amendment of Article 5

of the Corporate Bylaws of the Company, in relation

to the share capital, as a result of the Hypernova

Merger, b. the amendment of Article 3 of the

Corporate Bylaws of the Company, in relation to the

Corporate Purpose; c. the amendment of Articles 17,

23, 27, 28, 30, 33, 34 and 36 of the Corporate Bylaws

 of the Company, in relation to matters concerning

the authority of the Company and the manner of

representation of the Company; CONTD..

PROPOSAL #VI: Elect the Members of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company; a. the election

PROPOSAL #VII: Approve the share split of the common         ISSUER            YES             FOR                  FOR

shares representative of the share capital of the

Company, in the proportion of 1 common share for 2

common shares, which is to say, each 1 common share

issued by the Company, owned on the date the general

meeting of shareholders is held, will come to be

represented by 2 common shares

PROPOSAL #VIII: Authorize the Managers of the Company        ISSUER            YES             FOR                  FOR

 to do all the acts necessary to effectuate the

mentioned mergers and the other proposed resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYPERMARCAS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P5230A101

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Ratify the amendments made to the                 ISSUER            YES             FOR                  FOR

addresses of the Branches 001, 023, 028 and 029 of

the Company, as approved by the Executive Committee

in a meeting held on 04 FEB 2010, at 10.00 a.m., with

 the consequent amendment of Article 2 of the

Corporate Bye-laws of the Company

PROPOSAL #B.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company by BRL 1,500,000,000.00,

 taking it from the current BRL 3,000,000,000.00 to

BRL 4,500,000,000.00, with the consequent amendment

of the first paragraph of Article 5 of the Corporate

Bye-laws of the Company

PROPOSAL #c.: Approve the consolidation of the                   ISSUER            YES             FOR                  FOR

Corporate Bye-laws of the Company

PROPOSAL #D.: Ratify the information concerning the          ISSUER            YES             FOR                  FOR

base date for the valuation of the assets of

Laboratorio Neo Quimica Comercio E Industria S.A.,

for the purposes of the merger into the Company, as

specified in Item 6.V B.2 of the minutes of the EGM

of the Company, held on 30 DEC 2009, 30.12 EGM, so

that it is stated that the base date is 31 OCT 2009,

and not 31 DEC 2009, as it was incorrectly stated in

the minutes of the 30.12 EGM

PROPOSAL #E.: Ratify all the other resolutions passed        ISSUER            YES             FOR                  FOR

 in the 30.12 EGM

PROPOSAL #F.: Authorize the Management of the Company        ISSUER            YES             FOR                  FOR

 to perform all the acts necessary for to make the

resolutions proposed and approved by the shareholders

 of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYPERMARCAS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P5230A101

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the annual report from the                ISSUER            YES             FOR                  FOR

administration, concerning the FY that ended on 31

DEC 2009, and the examination, discussion and

resolution concerning the Company's financial

statements, relating to the FY that ended on 31 DEC

2009, to wit balance sheet, results statement,

statement of change in net worth statement, cash flow

 statements, added value statements and explanatory

notes, audited by PriceWaterhouseCoopers Auditores

PROPOSAL #II.: Approve the allocation of the profits         ISSUER            YES             FOR                  FOR

from the FYE 31 DEC 2009

PROPOSAL #III.: Re-elect the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI DEPARTMENT STORE CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y38306109

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Election of Jiseon Jeong (External)              ISSUER            YES             FOR                  FOR

Hakrae Lee, Youngsoo Kim as a Directors

PROPOSAL #4.: Election of Youngsoo Kim as a Audit              ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #5.: Approve the remuneration for Director           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI DEVELOPMENT CO - ENGINEERING & CONSTRUCTIO

  TICKER:                  N/A                 CUSIP:   Y38397108

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 33rd Balance Sheet, Income          ISSUER            YES             FOR                  FOR

Statement and statement of appropriation of retained

earnings for FYE DEC 2009

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Directors candidates: Dongju        ISSUER            YES             FOR                  FOR

 Choi, Semin Kim  external  Myungju

PROPOSAL #4: Election of the Member of Audit                       ISSUER            YES             FOR                  FOR

Committee candidates: Jeonghun Lee

PROPOSAL #5: Approve the Director remuneration limit         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI ENGINEERING AND CONSTRUCTION CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y38382100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 60th income   statement,              ISSUER            YES             FOR                  FOR

balance sheet,   proposed disposition of   retained

earning

PROPOSAL #2: Election Kim Jang-Soo, Park Young-Ho,            ISSUER            YES             FOR                  FOR

Kwon Hyuk-Gwan and Lee Jong-Chan as a

PROPOSAL #3: Election of Kim Jang-Soo, Park Young-Ho,        ISSUER            YES             FOR                  FOR

 Kwon Hyuk-Gwan, Lee Jong-Chanc as

PROPOSAL #4: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI HEAVY INDUSTRIES CO LTD, ULSAN

  TICKER:                  N/A                 CUSIP:   Y3838M106

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of the Directors: Byungwook Oh,        ISSUER            YES             FOR                  FOR

 Jae Sung Lee (External Director: Junghoon Song)

PROPOSAL #4: Election of the Member of Audit                       ISSUER            YES             FOR                  FOR

Committee: Junghoon Song

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI MIPO DOCKYARD CO LTD, ULSAN

  TICKER:                  N/A                 CUSIP:   Y3844T103

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Election of Wongil Choi (External) and         ISSUER            YES             FOR                  FOR

Byeongjoo Lee as the Directors

PROPOSAL #4.: Election of Byeongjoo Lee as the Audit         ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #5.: Approve the remuneration for the                   ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI MOBIS, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3849A109

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 33rd balance sheet, I/S and        ISSUER            YES             FOR                  FOR

 proposed disposition of retained earning

PROPOSAL #2.: Election of Monggu-Jeong and Taehwan            ISSUER            YES         AGAINST           AGAINST

Jeong as the External Directors and

PROPOSAL #3.: Election of the Member of Audit                     ISSUER            YES             FOR                  FOR

Committee: Yoondae Eo

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI MOTOR CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y38472224

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approval of the 42nd balance sheet,                ISSUER             NO              N/A                  N/A

income statement and proposed disposition of retained

 earning

PROPOSAL #2: Election of Directors Candidates: Euisun        ISSUER             NO              N/A                  N/A

 Jung, Seungsuk Yang  external

PROPOSAL #3: Election of the Member of Audit                       ISSUER             NO              N/A                  N/A

Committee Canditate: Seongil Nam

PROPOSAL #4: Approval of remuneration limit of                   ISSUER             NO              N/A                  N/A

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI MTR CO

  TICKER:                  N/A                 CUSIP:   Y38472109

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 42nd B/S, I/S and proposed          ISSUER            YES             FOR                  FOR

disposition of retained earning

PROPOSAL #2: Election of Messrs. Euisun Jung,                     ISSUER            YES             FOR                  FOR

Seungsuk Yang (External) Seongil Nam,

PROPOSAL #3: Election of Seongil Nam as the Member of        ISSUER            YES             FOR                  FOR

 the Audit Committee

PROPOSAL #4: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3850E107

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement expected        ISSUER            YES             FOR                  FOR

 cash div: KRW 400 per 1 share shareholder's

proposal: KRW 800 per 1 share

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Elect KYUNG SOO CHOI as an Inside                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Elect CHUL SONG LEE  as an Outside              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.3: Elect JIN WAN CHO  as an Outside                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.4: Elect SEUNG SOO HA  as an Outside                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.5: Elect SANG CHUL NAM  as an Outside              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.6: Elect GWANG CHUL PARK as an Outside            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.7: Elect BYUNG BAE KIM  an Outside                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #4.1: Elect HA, Seungsoo as the Audit                   ISSUER            YES             FOR                  FOR

committee member

PROPOSAL #4.2: Elect Nam, Sangcheol as the Audit                ISSUER            YES             FOR                  FOR

committee Director

PROPOSAL #4.3: Elect Lee, Chelsong as the Audit                 ISSUER            YES         AGAINST           AGAINST

committee member

PROPOSAL #4.4: Elect JO, Jinwan as the Audit                       ISSUER            YES         AGAINST           AGAINST

committee member

PROPOSAL #5: Approve the remuneration for Director             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI STL CO

  TICKER:                  N/A                 CUSIP:   Y38383108

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect the Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Elect the Audit Committee Member                    ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the limit of remuneration for          ISSUER            YES         AGAINST           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ICICI BK LTD

  TICKER:                  N/A                 CUSIP:   Y38575109

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Section 44A of the Banking Regulation Act, 1949 and

Reserve Bank of India's guidelines for

merger/amalgamation of private sector banks dated 11

MAY 2005 (hereinafter referred to as the RBI

Guidelines), and in accordance with any applicable

provisions of the Companies Act, 1956, the Memorandum

 and Articles of Association of ICICI Bank Limited

(hereinafter referred to as the Bank), any other

applicable provisions of any other law for the time

being in force, and any directions, guidelines or

regulations, if any, of Reserve Bank of India

(hereinafter referred to as RBI) and of all other

relevant authorities from time to time, to the extent

 applicable and subject to such approvals, consents,

permissions and sanctions of all appropriate

authorities, institutions or bodies, if required and

to the extent applicable, and subject to such terms

and conditions and modifications as may be prescribed

 by any of them while granting such approvals,

consents, permissions and sanctions, which the Board

of Directors of the Bank (hereinafter referred to as

the Board, which expression shall be deemed to

include any Committee(s) constituted/to be

constituted or any other person authorised/to be

authorised by the Board/Committee to exercise its

powers including the powers conferred by this

Resolution) is hereby authorised to accept, the

consent and approval of the Members of the Bank be

and is hereby accorded to the amalgamation of The

Bank of Rajasthan Limited (hereinafter referred to as

 the Transferor Bank) with the Bank with effect from

the date on which the Scheme of Amalgamation

(hereinafter referred to as the Scheme) is sanctioned

 by RBI or such other date as may be specified by RBI

 by an order in writing passed in this behalf under

the provisions of Section 44A of the Banking

Regulation Act, 1949; resolved further that pursuant

to the provisions of Section 44A of the Banking

Regulation Act, 1949 and the RBI Guidelines, and in

accordance with the matters stated in the aforesaid

Resolution: I.) the draft of the Scheme circulated to

 the Members with the Notice for this Meeting, be and

 is hereby approved; II.) any Member of the Bank, who

 has voted against the Scheme at the Meeting of the

Bank, or has given notice in writing at or prior to

the Meeting of the Bank, or to the presiding officer

of the Meeting of the Bank, that he dissents from the

 Scheme, shall be entitled, in the event of the

Scheme being sanctioned by RBI, to claim from the

Bank, in respect of the equity shares held by him in

the Bank, their value as determined by RBI while

sanctioning the Scheme and such Member shall, in

consideration thereof, compulsorily tender the equity

 shares held by him in the Bank, to the Bank for

cancellation thereof and to that extent the equity

share capital of the Bank shall stand reduced or be

deemed to have been reduced, by such number of equity

 shares held and tendered by such Member, on the date

 immediately preceding the Effective Date (as defined

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ICICI BK LTD

  TICKER:                  N/A                 CUSIP:   Y38575109

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited profit and        ISSUER            YES             FOR                  FOR

 loss account for the FYE 31 MAR 2010 and balance

sheet as at that date together with the reports of

the Directors and the Auditors

PROPOSAL #2: Declare a dividend on preference shares         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Declare a dividend on equity shares                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-appoint Mr. K. V. Kamath as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5: Re-appoint Mr. Sridar Iyengar as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6: Appointment of S. R. Batliboi and                   ISSUER            YES             FOR                  FOR

Company, Chartered Accountants Registration No.

301003E , pursuant to the provisions of Sections 224,

 225 and other applicable provisions, if any, of the

Companies Act, 1956 and the Banking Regulation Act,

as the Statutory Auditors of the Company, in place of

 the retiring Auditors B'S R & Company, Chartered

accountants to hold office from the conclusion of

this meeting until the conclusion of the next AGM of

the Company, on a remuneration  including terms of

payment  to be fixed by the Board of Directors of the

 Company, based on the recommendation of the audit

committee, plus service tax and such other taxes, as

may be applicable, and reimbursement of all out-of-

pocket expenses in connection with the audit of the

accounts of the Company for the year ending 31 MAR

PROPOSAL #7: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company, pursuant to the provisions of Section 228

and other applicable provisions, if any, of the

Companies Act, 1956 and the Banking Regulation Act,

1949, to appoint Branch Auditors, as and when

required in consultation with the Statutory Auditors,

 to audit the accounts in respect of the Company's

branches/offices in India and abroad and to fix their

 terms and conditions of appointment and

remuneration, based on the recommendation of the

Audit Committee, plus service tax and such other

taxes, as may be applicable and reimbursement of all

out-of-pocket expenses in connection with the audit

of the accounts of the branches/offices in India and

abroad for the year ending 31 MAR 2011

PROPOSAL #8: Appointment of Mr. Homi Khusrokhan as a         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #9: Appointment of Mr. V. Sridar as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #10: Appointment of Mr. Tushaar Shah as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #11: Approve that Mr. Narendra Murkumbi, a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation at this AGM and who

 has expressed his desire not to be re-appointed as a

 Director, be retired and not be re-appointed

PROPOSAL #12: Approve, subject to the applicable                ISSUER            YES             FOR                  FOR

provisions of the Companies Act, 1956, the Banking

Regulation Act, 1949 and the provisions of the

Articles of Association of the Company and subject to

 the approval of Reserve Bank of India, the revision

in the house rent allowance payable to Ms. Chanda D.

Kochhar, Managing Director and Chief Executive

Officer effective 01 APR 2010, and that all other

components of remuneration and other terms and

conditions relating to remuneration of  Ms. Chanda

D. Kochhar as approved by the members earlier shall

PROPOSAL #13: Approve, subject to the applicable                ISSUER            YES             FOR                  FOR

provisions of the Companies Act, 1956, the Banking

Regulation Act, 1949 and the provisions of the

Articles of Association of the Company and subject to

 the approval of Reserve Bank of India, the revision

in the house rent allowance payable to Mr. Sandeep

Bakshi, Deputy Managing Director effective 01 APR

2010, and that all other components of remuneration

and other terms and conditions relating to

remuneration of  Mr. Sandeep Bakshi as approved by

the members earlier shall remain unchanged

PROPOSAL #14: Approve, subject to the applicable                ISSUER            YES             FOR                  FOR

provisions of the Companies Act, 1956, the Banking

Regulation Act, 1949 and the provisions of the

Articles of Association of the Company and subject to

 the approval of Reserve Bank of India, the revision

in the house rent allowance payable to Mr. N. S.

Kannan, Executive Director and Chief Financial

Officer effective 01 APR 2010, and that all other

components of remuneration and other terms and

conditions relating to remuneration of  Mr. N. S.

Kannan as approved by the members earlier shall

PROPOSAL #15: Approve, subject to the applicable                ISSUER            YES             FOR                  FOR

provisions of the Companies Act, 1956, the Banking

Regulation Act, 1949 and the provisions of the

Articles of Association of the Company and subject to

 the approval of Reserve Bank of India, the revision

in the house rent allowance payable to Mr. K.

Ramkumar, Executive Director effective 01 APR 2010,

and that all other components of remuneration and

other terms and conditions relating to remuneration

of  Mr. K. Ramkumar as approved by the members

earlier shall remain unchanged

PROPOSAL #16: Approve, subject to the applicable                ISSUER            YES             FOR                  FOR

provisions of the Companies Act, 1956, the Banking

Regulation Act, 1949 and the provisions of the

Articles of Association of the Company and subject to

 the approval of Reserve Bank of India, the revision

in the house rent allowance payable to Mr. Sonjoy

Chatterjee, Executive Director effective 01 APR 2010,

 and that all other components of remuneration and

other terms and conditions relating to remuneration

of  Mr. Sonjoy Chatterjee as approved by the members

earlier shall remain unchanged

PROPOSAL #17: Appointment of Mr. Rajiv Sabharwal as a        ISSUER            YES             FOR                  FOR

 Director of the Company, effective from the date of

receipt of approval from the Reserve Bank of India

PROPOSAL #18: Appointment, subject to the applicable         ISSUER            YES             FOR                  FOR

provisions of the Companies Act, 1956, the Banking

Regulations Act, 1949, and the provisions of the

Articles of Association of the Company, of Mr. Rajiv

Sabharwal as a Whole-time Director of the Company

designated as Executive Director , for a period of 5

years, effective from the date of receipt of approval

 from the Reserve Bank of India; approve the payment

of the specified remuneration effective from the date

 of receipt of approval from the Reserve Bank of

India; authorize the Board or any Committee thereof

to decide the remuneration  salary, perquisites and

bonus  payable to Mr. Rajiv Sabharwal and his

designation during his tenure as a Whole-Time

Director of the Company, within the specified terms,

subject to the approval of the Reserve Bank of India

wherever applicable, from time to time; that, in the

event of absence CONTD

PROPOSAL #0: CONTD or inadequacy of net profit in any        ISSUER             NO              N/A                  N/A

 FY, the remuneration payable to Mr. Rajiv Sabharwal

shall be governed by Section II of Part II of

Schedule XIII of the Companies Act, 1956, or any

modification(s) thereto; and that Mr. Rajiv Sabharwal

 shall not be subject to the retirement by rotation

during his tenure as Whole-Time Director; however, in

 order to comply with the provisions of the Articles

of Association of the Company and the Companies Act,

1956, he shall be liable to retire by rotation, if at

 any time, the number of non-rotational Directors

exceed one-third of the total number of Director; if

he is re-appointed as a Director, immediately on

retirement by rotation, he shall continue to hold his

 office of Whole-Time Director and the retirement by

rotation and re-appointment shall not be deemed to

constitute a break in his appointment as a Whole-Time

 Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IDEA CELLULAR LTD

  TICKER:                  N/A                 CUSIP:   Y3857E100

  MEETING DATE:      9/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve with or without                                   ISSUER            YES             FOR                  FOR

modification[s], the arrangement embodied in the

Scheme of Amalgamation of Spice Communications

Limited with Idea Cellular Limited [the Scheme]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IDEA CELLULAR LTD

  TICKER:                  N/A                 CUSIP:   Y3857E100

  MEETING DATE:      12/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet of the Company as at 31 MAR 2009 and the profit

 and loss account for the YE on that date together

with the reports of the Directors' and the Auditors'

PROPOSAL #2.: Re-appoint Mr. Kumar Mangalam Birla as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. Mohan Gyani as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Gian Prakash Gupta as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint M/s. Deloitte Haskins & Sells,         ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Statutory Auditors of

the Company to hold office from the conclusion of

this AGM until the conclusion of the next AGM and

approve to fix their remuneration

PROPOSAL #6.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL, Appoint Dr. Rakesh Jain as a

Director of the Company, who is liable to retire by

rotation

PROPOSAL #7.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL, Appoint Mr. R.C. Bhargava as a

Director of the Company, who is liable to retire by

rotation

PROPOSAL #8.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL, Appoint Mr. P. Murari as a

Director of the Company, who is liable to retire by

rotation

PROPOSAL #9.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL, Appoint Dr. Shridhir Sariputta

Hansa Wijayasuriya as a Director of the Company, who

is liable to retire by rotation

PROPOSAL #10.: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company, pursuant to the provisions of Section

293(1)(d) and other applicable provisions, if any, of

 the Companies Act, 1956, (including any statutory

modification or re-enactment thereof for the time

being in force), (hereinafter referred to as the

'Board' which term shall include a committee which

the Board may constitute for this purpose) to borrow

such sum or sums of money in any manner from time to

time, as may be required for the purpose of business

of the Company with or without security and upon such

 terms and conditions as they may think fit, which

together with the moneys already borrowed by the

Company (apart from temporary loans obtained from the

 Company's Bankers in the ordinary course of

business) at any time shall not exceed a sum of INR

25,000 crore over and above the aggregate of the

paid-up capital of the Company and its free reserves,

 that is to say, reserves not set apart for any

specific purpose; to take all such steps as may be

necessary, proper, desirable or expedient to give

effect to this Resolution

PROPOSAL #S.11: Approve, in terms of Article 169 of          ISSUER            YES             FOR                  FOR

Article of Association of the Company and pursuant to

 the provisions of Sections 198, 269, 309, 310 read

with Schedule XIII and other applicable provisions,

if any, of the Companies Act, 1956 (including any

remuneration issued by the Central Government from

time to time and subject to such other consent(s)

approval(s) and permission(s), as may be necessary

and subject to such conditions as may be imposed by

any authority while granting such consent(s),

approval(s) and permission(s), to increase the

remuneration payable to Mr. Sanjeev Aga, Managing

Director, for the remaining period of his term as set

 out in the explanatory statement relating to this

resolution, with liberty to the Board (which term

shall be deemed to include the Committee, if any,

constituted by the Board from time to time) to alter

and vary the remuneration and other terms of

appointment as may be agreed to between the Board and

 Mr. Sanjeev Aga in the best interests of the Company

 but subject to the restrictions, if any, contained

in the Companies Act, 1956 and Schedule XIII to the

said Act or otherwise as may be permissible at law;

authorize the Board to revise the remuneration and

perquisites from time to time; where in any financial

 year comprised by the period of appointment, the

Company has no profits or its profits are inadequate,

 the remuneration and benefits shall be paid or given

 to the Managing Director in accordance with the

applicable provisions of Schedule XIII of the

Companies Act, 1956 and subject to the approval of

the Central Government, wherever required

PROPOSAL #12.: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, in accordance with the provisions of

Section 293(1)(e) and other applicable provisions, if

 any, of the Companies Act, 1956, (including any

statutory modification or re-enactment thereof, for

the time being in force), to make contributions,

subscriptions and/or donations on behalf of the

Company to any institute, body corporate, trust,

society, association or person for any charitable,

philanthropic and/or other social objects/purposes,

in one or more tranche, notwithstanding that such

contributions, subscriptions and/or donations do not

directly relate to the business of the Company or the

 welfare of its employees, up to an amount not

exceeding INR 10,00,00,000 per FY; further

notwithstanding that the said amount in any FY may

exceed INR 50,000 or 5% of the Company's average net

profits as determined in accordance with the

provisions of Sections 349 and 350 of the Companies

Act, 1956, whichever is greater, during the

PROPOSAL #S.13: Authorize the Board of Directors of          ISSUER            YES         AGAINST           AGAINST

the Company, in accordance with the applicable

provisions of the Companies Act, 1956, (including any

 statutory modification or re-enactment thereof for

the time being in force), the Articles of Association

 of the Company and in accordance with the Securities

 and Exchange Board of India (Employees Stock Option

Scheme and Employees Stock Purchase Scheme)

Guidelines, 1999 (hereinafter referred to as SEBI

Guidelines), the provisions of the Listing Agreement

entered into with the Stock Exchange(s) where the

shares of the Company are listed and provisions of

any other applicable laws or regulations and subject

to such other approval(s), permission(s) and

sanction(s) as may be necessary and subject to such

conditions and modifications as may be prescribed or

imposed by any authority while granting such

approval(s), permission(s) and sanction(s),

(hereinafter referred to as the Board which term

shall include the 'ESOS Compensation Committee'

constituted by the Board to exercise its powers

including the powers conferred by this resolution),

for re-pricing 1,99,31,000 Employee Stock Options

(ESOPs) and 61,31,250 ESOPs, [to be reduced to the

extent of ESOPs that have lapsed] under the Employee

Stock Option Scheme titled ESOS - 2006, granted to

the eligible employees by the Company on 31 DEC 2007

and 24 JUL 2008 respectively; such re-pricing be done

 at a price, as may be decided by the Board / ESOS

Compensation Committee, which shall be the average

closing price of the equity shares of the Company,

for the immediately preceding seven day period on the

 stock exchange where there is highest trading

volume, from the date on which the ESOS Compensation

Committee re-prices the above ESOPs, less discount of

 up to INR 19.87 per ESOP, without any change or

modification in the vesting period, exercise period

and / or any other terms and conditions by which such

 ESOPs are governed; and authorize the Board on

behalf of the Company, for the purpose of giving

effect to the intent of this resolution, to take all

actions and to do all such acts, deeds, matters and

things as it may in its absolute discretion deem

necessary, expedient or proper and to settle all

questions, difficulties or doubts at any stage

without requiring the Board to obtain any further

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IGB CORP BERHAD

  TICKER:                  N/A                 CUSIP:   Y38651108

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Audited financial statements        ISSUER            YES             FOR                  FOR

 for the YE 31 DEC 2009 and the reports of the

Directors and the Auditors thereon

PROPOSAL #2: Re-elect Tan Lei Cheng as a Director who        ISSUER            YES             FOR                  FOR

 retires pursuant to Article 85 of the Company's

Articles of Association

PROPOSAL #3: Re-elect Tan Boon Lee as a Director who         ISSUER            YES             FOR                  FOR

retires pursuant to Article 85 of the Company's

Articles of Association

PROPOSAL #4: Re-elect Tony Tan @ Choon Keat as a                ISSUER            YES             FOR                  FOR

Directors who retires pursuant to Article 85 of the

Company's Articles of Association

PROPOSAL #5: Re-elect Tan Kai Seng as a Directors who        ISSUER            YES             FOR                  FOR

 retires pursuant to Article 85 of the Company's

Articles of Association

PROPOSAL #6: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Directors to fix their remuneration

PROPOSAL #7: Approve Directors fees of MYR 340,000            ISSUER            YES             FOR                  FOR

per annum

PROPOSAL #8: Re-appoint Tan Sri Abu Talib bin Othman         ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires pursuant to

 Section 129(6) of the Companies Act 1965  'Act' , to

 hold the office until the next AGM

PROPOSAL #9: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 132D of the Act, to issue shares in the

Company at any time until the conclusion of the Next

AGM and upon such terms and conditions and for such

purposes as the Directors may, in their absolute

discretion deem fit, provided that the aggregate

number of shares issued pursuant to this resolution

does not exceed 10% of the issued share capital of

the Company for the time being

PROPOSAL #10: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

Act, the Company's Memorandum and the Articles of

Association and Bursa Malaysia Securities Berhad

Bursa Securities  and to purchase at any time such

amount of ordinary shares of MYR 0.50 each in the

Company as may be determined by the Directors of the

Company from time to time through Bursa Securities

upon such terms and conditions as the Directors in

their absolute discretion deem fit and expedient in

the interest of the Company provided that: the

aggregate number of shares which may be purchased the

 Company at any point of time pursuant to the share

Bye-back mandate shall not exceed 10% of the total

issued and paid-up share capital of the Company; the

amount of Funds to be allocated by the Company

pursuant to the Shares Buy-Back Mandate shall not

exceed the retained earnings and the share CONTD

PROPOSAL #CONT: CONTD premium of the Company as at 31        ISSUER             NO              N/A                  N/A

 DEC 2009; and the Shares so purchased by the Company

 pursuant to the Share Buy-Back Mandate to be

retained as treasury shares which may be distributed

as dividends and/or resold on Bursa Securities and/or

 cancelled;  Authority expires the earlier of the

conclusion of the AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required to be held pursuant to

Section 143(1) of the Act   but shall not extend to

such extension as may be allowed pursuant to Section

143(2) of the Act ; and authorize the Directors of

the Company to complete and to do all such acts and

things as they may consider expedient or necessary to

 give effect to the Share Buy-Back Mandate

PROPOSAL #11: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

subsidiaries  the Group  to enter into all

arrangement and/or transactions involving the

interests of Directors, major shareholders or persons

 connected with the Directors and/or major

shareholders of the Group  Related parties  as

specified in Section 2.2.1 of the statement/circular

date 30 APR 2010, provided that such arrangements

and/or transactions are: i) recurrent transactions of

 a revenue or trading nature; ii) necessary for the

day-to-day operations; iii) carried out in the

ordinary course of business on normal commercial

terms which are not more favorable to Related Parties

 than those generally available to public; and iv)

are not to the detriment of minority shareholders

PROPOSAL #CONT: CONTD and  Authority expires the                ISSUER             NO              N/A                  N/A

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required to be held

pursuant to Section 143(1) of the Act,  but shall not

 extend to such extension as may be allowed pursuant

to Section 143(2) of the Act ; authorize the

Directors of the Company to complete and do all such

acts and things as they may consider expedient or

necessary to give effect to the RRPT Mandate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IJM CORPORATION BHD

  TICKER:                  N/A                 CUSIP:   Y3882M101

  MEETING DATE:      8/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Tan Sri Dato' Ir. (Dr) Wan Abdul         ISSUER            YES             FOR                  FOR

Rahman bin Wan Yaacob as a Director

PROPOSAL #2.: Elect Tan Sri Abdul Halim bin Ali as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.: Elect Mr. Datuk Lee Teck Yuen as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.: Appoint PricewaterhouseCoopers as the          ISSUER            YES             FOR                  FOR

Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #5.: Approve to divide the Directors' fees          ISSUER            YES             FOR                  FOR

of MYR 498,250 for the YE 31 MAR 2009 amongst the

Directors in such manner as they may determine

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IJM CORPORATION BHD

  TICKER:                  N/A                 CUSIP:   Y3882M101

  MEETING DATE:      8/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to purchase the ordinary shares on the market of the

Bursa Malaysia Securities Berhad at any time upon

such terms and conditions as the Directors in their

absolute discretion deem fit provided that: i] the

aggregate number of shares purchased [which are to be

 treated as treasury shares] does not exceed 10% of

the issued capital of the Company; and ii] the funds

allocated for the purchase of shares shall not exceed

 its retained profits and share premium account; and

to deal with the treasury shares in their absolute

discretion [which may be distributed as dividends,

resold and/or cancelled]; [Authority expires the

earlier of the conclusion of the next AGM or the

expiration of the period within which the next AGM is

 required by law to be held]

PROPOSAL #2.: Authorize the Directors to enter into          ISSUER            YES             FOR                  FOR

and to give effect to specified recurrent

transactions of a revenue or trading nature with

specified classes of related parties as specified as

specified in Section 2(ii)(a) and Section 2(ii)(c) of

 the Circular to shareholders dated 31 JUL 2009,

which are necessary for the day to day operations of

the Company and its subsidiaries, in the ordinary

course of business on terms not more favourable to

the related parties than those generally available to

 the public; [Authority expires the earlier of the

conclusion of the next AGM or the expiration of the

period within which the next AGM is required by law

PROPOSAL #3.: Authorize the Directors to enter into          ISSUER            YES             FOR                  FOR

and to give effect to specified recurrent

transactions of a revenue or trading nature with

specified classes of related parties as specified in

Section 2(ii)(b) and Section 2(ii)(d) of the Circular

 to shareholders dated 31 JUL 2009, which are

necessary for the day to day operations of the

Company and its subsidiaries, in the ordinary course

of business on terms not more favourable to the

related parties than those generally available to the

 public; [Authority expires the earlier of the

conclusion of the next AGM or the expiration of the

period within which the next AGM is required by law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IJM CORPORATION BHD

  TICKER:                  N/A                 CUSIP:   Y3882M101

  MEETING DATE:      8/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors to capitalize          ISSUER            YES             FOR                  FOR

up to MYR 385,519,830 from the share premium account

of the Company and the same be applied for the

allotment and issuance of up to 385,519,830 new

ordinary shares of RM1 each [Shares], credited as

fully paid-up [Bonus Shares], to the shareholders

[whose names appear in the Record of Depositors as at

 the close of business on an entitlement date to be

determined by the Directors] on the basis of (2)

Bonus Shares for every (5) existing Shares held

[Proposed Bonus Issue] and the Bonus Shares shall,

upon allotment and issuance, rank pari passu in all

respects with the then existing Shares, save and

except that they shall not be entitled to any

dividends, rights, allotments and/or other

distributions, the entitlement date of which is prior

 to the date of allotment and issuance of the Bonus

Shares and to do all acts and things to give full

effect to the Proposed Bonus Issue, including to deal

PROPOSAL #2.: Authorize the Directors to                              ISSUER            YES             FOR                  FOR

provisionally allot by way of a renounceable rights

issue of up to 134,931,940 new warrants [Warrants] at

 an issue price to be determined by the Directors on

the basis of (1) Warrant for every (10) existing

ordinary shares of MYR 1 each [Shares] and on such

other terms and conditions as the Directors may

determine [Proposed Rights Issue of Warrants]; to

allot and issue additional Warrants and/or to adjust

the exercise price arising from the adjustment(s) in

accordance with the provisions in the deed poll

constituting the Warrants to be executed by the

Company; to allot and issue such appropriate number

of new Shares, credited as fully paid-up, to the

holders of the Warrants arising from the exercise of

the Warrants to subscribe for new Shares and any new

Shares to be issued upon the exercise of the Warrants

 shall, upon allotment and issuance, rank pari passu

in all respects with the then existing Shares, save

and except that they shall not be entitled to any

dividends, rights, allotments and/or other

distributions, the entitlement date of which is prior

 to the date of allotment and issuance of the new

Shares arising from the exercise of the Warrants; and

 to do all acts and things to give full effect to the

 Proposed Rights Issue of Warrants, including to deal

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMPALA PLATINUM HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   S37840113

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive and approve the financial                ISSUER            YES             FOR                  FOR

statements for the YE 30 JUN 2009

PROPOSAL #O.2.1: Re-elect Ms. D. Earp as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #O.2.2: Re-elect Dr. K. Mokhele as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #O.2.3: Re-elect Ms. N.D.B. Orleyn as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.3: Approve to determine the remuneration         ISSUER            YES             FOR                  FOR

of the Directors for the forthcoming year

PROPOSAL #O.4: Adopt the Amended Trust Deed                        ISSUER            YES             FOR                  FOR

constituting the Morokotso Trust, as specified, in

substitution for the existing Trust Deed approved by

shareholders on 04 JUL 2006

PROPOSAL #S.1: Authorize the Directors, in terms of          ISSUER            YES             FOR                  FOR

the Company's Articles of Association, by way of a

general authority to repurchase issued shares in the

Company or to permit a subsidiary of the Company to

purchase shares in the Company, as and when deemed

appropriate, subject to the following requirements:

that any such repurchase be effected through the

order book operated by the JSE Limited [JSE] trading

system and done without any priority understanding or

 agreement between the Company and the counterparty;

that authorization thereto is given by the Company's

Articles of Association; that a paid announcement

giving such details as may be required in terms of

JSE [Listings Requirements] be published when the

Company or its subsidiaries have repurchased in

aggregate 3% of the initial number of shares in

issue, as at the time that the general authority was

granted and for each 3% in aggregate of the initial

number of shares which are acquired thereafter; that

a general repurchase may not in the aggregate in any

1 FY exceed 10% of the number of shares in the

Company issued share capital at the time this

authority is given, provided that a subsidiary of the

 Company may not hold at any one time more than 10%

of the number of issued shares of the Company; no

purchase will be effected during a prohibited period

[as specified by the JSE Listings Requirements]

unless a repurchase programme is in place, where

dates and quantities of shares to be traded during

the prohibited period are fixed and full details of

the programme have been disclosed in an announcement

over SENS prior to the commencement of the prohibited

 period; at any one point in time, the Company may

only appoint one agent to effect repurchases on the

Company's behalf, the Company may only undertake a

repurchase of securities if, after such repurchase of

 securities if, after such repurchase, the spread

requirements of the Company comply with JSE Listings

Requirements; in determining the price at which

shares may be repurchased in terms of this authority,

 the maximum premium permitted is 10% above the

weighted average traded price of the shares as

determined over the 5 days prior to the date of

repurchase the maximum price; and such repurchase

shall be subject to the Companies Act 1973 [Act 61 of

 1973] as amended[the Companies Act] and the

applicable provisions of the JSE Listings

Requirements, the Board of Directors of Implats [the

Board] as at the date of this notice, has stated in

intention to examine methods of returning capital to

the shareholders in terms of the general authority

granted at the last AGM; the Board believes it to be

in the best interest of implants that shareholders

pass a special resolution granting the Company and/or

 its subsidiaries a further general authority to

acquire Implats shares, Such general authority will

provide Implats and its subsidiaries with the

flexibility, subject to the requirements of the

Companies Act and the Listing Requirements, to

purchase shares should it be in the interest of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMPERIAL HOLDINGS LTD (IPL)

  TICKER:                  N/A                 CUSIP:   S38127122

  MEETING DATE:      11/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the confirmation of the                     ISSUER            YES             FOR                  FOR

Directors' remuneration

PROPOSAL #3.: Appoint Deloitte and Touche as the                ISSUER            YES             FOR                  FOR

Auditors of the Company and Mr. M. Comber as

Designated partner be confirmed until the date of the

 next AGM

PROPOSAL #4.1: Re-appoint J. R. Mc Alpine as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.2: Re-appoint A. Tugendhaft as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Re-appoint P. Langeni as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the increase in the Non                     ISSUER            YES             FOR                  FOR

Executive Directors' fees

PROPOSAL #S.6: Grant a general authority to                        ISSUER            YES             FOR                  FOR

repurchase the Company's shares

PROPOSAL #7.: Grant authority to issue ordinary shares      ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Grant authority to issue non redeemable        ISSUER            YES             FOR                  FOR

 shares

PROPOSAL #9.: Amend the share Incentive schemes                  ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIABULLS REAL ESTATE LTD

  TICKER:                  N/A                 CUSIP:   Y3912A101

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES         ABSTAIN           AGAINST

balance sheet as at 31 MAR 2009, profit and loss

account for the YE on that date, the reports of the

Board of Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Prem Prakash Mirdha as a        ISSUER            YES         ABSTAIN           AGAINST

 Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. Narendra Gehlaut as a            ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Vipul Bansal as a                   ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #5.: Appoint M/s. Ajay Sardana Associates            ISSUER            YES         ABSTAIN           AGAINST

Chartered Accountants, as the Auditors of the

Company, to hold office until the conclusion of the

next AGM of the Company on such remuneration as may

be fixed by the Board of Directors

PROPOSAL #6.: Authorize the Company, pursuant to the         ISSUER            YES         ABSTAIN           AGAINST

provisions of Section 61 of the Companies Act, 1956

and other applicable provisions of the laws, rules

and regulations for the time being in force, to

utilize the proceeds arising out of the issue of

equity shares allotted pursuant to the placement

document dated 19 MAY 2009 [the Placement Document]

filed by the Company with the National Stock Exchange

 of India Limited and the Bombay Stock Exchange

Limited on 20 MAY 2009 for the specified purposes;

authorize the Board, for the purpose of giving effect

 to the above resolution, to do all such acts, deeds,

 matters and things as it may in its absolute

discretion deem fit and to settle all questions,

difficulties or doubts that may arise in regard to

utilization of the issue proceeds as it may in its

absolute discretion deem fit without being required

to seek any further consent or approval of the

Members or otherwise to the end and intent that the

members shall be deemed to have given their approval

thereto expressly by the authority of this

resolution; to delegate all or any of the powers

herein conferred to any committee of Directors or to

the Chief Executive Officer or any executive Director

 or Directors or any other officer or officers of the

PROPOSAL #7.: Re-appoint, pursuant to the provisions         ISSUER            YES         ABSTAIN           AGAINST

of Sections 198, 269, 309, 310 and other applicable

provisions, if any, of the Companies Act, 1956 [Act]

and Schedule XIII to the Act [including any statutory

 modification[s] or reenactment of the Act, for the

time being in force], Mr. Narendra Gehlaut as its

Joint Managing Director for a further period of 5

years, with effect from 09 JAN 2010, up to a

remuneration of INR 5 crores per annum along with the

 benefits as per the Company rules & policies, so

however that the actual remuneration, payable to Mr.

Gehlaut during his tenure, shall be as recommended by

 the Remuneration Committee and approved by the

Board, within the said overall limit; authorize the

Board of Directors of the Company to take such steps

and do all other acts, deeds and things as may be

necessary or desirable to give effect to this

PROPOSAL #8.: Re-appoint, pursuant to the provisions         ISSUER            YES         ABSTAIN           AGAINST

of Sections 198, 269, 309, 310 and other applicable

provisions, if any, of the Companies Act, 1956 [Act]

and Schedule XIII to the Act [including any statutory

 modification[s] or re-enactment of the Act, for the

time being in force], Mr. Vipul Bansal as its Joint

Managing Director for a further period of 5 years,

with effect from 09 JAN 2010, up to a remuneration of

 INR 5 crores per annum along with the benefits as

per the Company rules & policies, so however that the

 actual remuneration, payable to Mr. Bansal during

his tenure, shall be as recommended by the

Remuneration Committee and approved by the Board,

within the said overall limit; authorize the Board of

 Directors of the Company to take such steps and do

all other acts, deeds and things as may be necessary

or desirable to give effect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIABULLS REAL ESTATE LTD

  TICKER:                  N/A                 CUSIP:   Y3912A101

  MEETING DATE:      10/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956 [including any other statutory

modification(s) or re-enactment thereof, for the time

 being in force] and subject to such other

approval(s) of regulatory authorities, wherever

necessary to: a) give loans up to an aggregate value

of INR 20,000 crore each to Indiabulls Power Limited

('IPL') or Indiabulls Realtech Limited ('IRL') or

Indiabulls CSEB Bhaiyathan Power Limited ('ICBPL') or

 Indiabulls Powergen Limited ('IPGL') or to any other

 subsidiary(ies) of IPL, and/or; b) give guarantee or

 provide security up to an aggregate value of INR

20,000 crore each in connection with a loan made by

any other person to, or to any other person by IPL or

 IRL or ICBPL or IPGL or by any other subsidiary(ies)

 of IPL, and/or; C) provide security by way of pledge

 of up to 100% of the shares held by the Company in

the paid-up equity share capital of IPL, in

connection with loan(s) made by any Financial

Institutions/Banks or other entities to IPL or IRL or

 ICBPL or IPGL or to any other subsidiary(ies) of

IPL, and/or; d) invest Company's funds up to an

aggregate value of INR 20,000 crore each into IPL or

IRL or ICBPL or IPGL or to any other subsidiary(ies)

of IPL, by way of acquisition, subscription and/or in

 any other manner to any securities comprising of

equity shares, convertible or non-convertible

preference shares, optionally or compulsorily

convertible debentures or any other securities, in

one or more tranches from time to time,

notwithstanding that the aggregate of loans and

investments so far made in or to be made in and the

guarantees or securities so far given or to be given

to all bodies corporate may exceed the limits

prescribed under the Section and other applicable

provisions, if any, of the Companies Act, 1956;

authorize the Directors of the Company to negotiate

the terms and conditions of the proposed

investment/guarantee/security/loans as may be deemed

fit and in the best interest of the Company, and to

sign and to execute all such deeds, applications,

documents loan agreements and writings that may be

required to be signed on behalf of the Company in

connection with such investment

/guarantee/security/loans and generally to do all

such acts, deeds and things that may be necessary,

proper, expedient or incidental for the purpose of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIABULLS REAL ESTATE LTD

  TICKER:                  N/A                 CUSIP:   Y3912A101

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment , for the time being

in force  and subject to the approval/consent of such

 appropriate authorities including that of the

Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

India bulls Property Builders Limited, a subsidiary

of the Company, by way of subscription to any

securities comprising of equity shares, convertible

or non convertible preference shares, optionally

convertible debentures and/or through purchase of

existing securities and/or in any other manner, for

aggregate sums upto INR 500 crores, notwithstanding

that the aggregate of loans and investments so far

made in or to be made in and the guarantees or

securities so far given or to be given to all bodies

PROPOSAL #S.2: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

India bulls Developers and Infrastructure Limited, a

subsidiary of the Company, by way of subscription to

any securities comprising of equity shares,

convertible or non convertible preference shares,

optionally convertible debentures and/or through

purchase of existing securities and/or in any other

manner, for aggregate sums upto INR 500 crores,

notwithstanding that the aggregate of loans and

investments so far made in or to be made in and the

guarantees or securities so far given or to be..CONTD.

PROPOSAL #S.3: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

India bulls Malls Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for..CONTD..

PROPOSAL #S.4: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Serida Constructions Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and the guarantees or securities so far

 given or to be given to all..CONTD..

PROPOSAL #S.5: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Lenus Developers Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate.

 sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and the guarantees or securities so far

 given or to be...CONTD..

PROPOSAL #S.6: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Serida Properties Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and the guarantees or securities so far

 given or to be given to all bodies corporate m

PROPOSAL #S.7: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to the provisions of Section 372A

and other applicable provisions, if any, of the

Companies Act, 1956 including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Ashkit Real Estate Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and the guarantees or securities so far

 given or to be given to..CONTD..

PROPOSAL #S.8: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Ashkit Properties Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that

PROPOSAL #S.9: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 pursuant to the provisions of Section 372A and

other. applicable provisions, if any, of the

Companies Act, 1956 including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Mabon Constructions Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR100 crores, notwithstanding that the

PROPOSAL #S.10: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Mabon Properties Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and the..CONTD..

PROPOSAL #S.11: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the,

time being in force  and subject to the

approval/consent of such appropriate authorities

including that of the Central Government and Reserve

Bank of India, where necessary, to further invest

Company's funds into Mabon Infrastructure Limited, a

subsidiary of the Company, by way of subscription to

any securities comprising of equity shares,

convertible or non convertible preference shares,

optionally convertible debentures and/or through

purchase of existing securities and/or in any other

manner, for aggregate sums upto INR 100 crores,

notwithstanding that the aggregate of loans and

investments so far made in or to..CONTD..

PROPOSAL #S.12: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Mabon Real Estate Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and the guarantees or

securities..CONTD...

PROPOSAL #S.13: Authorize the Board of Director of            ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Ashkit Developers Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

PROPOSAL #S.14: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956 including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Mabon Developers Limited, a subsidiary of the

Company, by' way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and..CONTD..

PROPOSAL #15: Approve and appoint in accordance with         ISSUER            YES             FOR                  FOR

the provisions of Section 224 6  and all other

applicable provisions, if any, of the Companies Act,

1956, Ms. Sharma Goel and Company Chartered

Accountants, which is a leading audit and taxation

firm of India and is on the panel of Comptroller and

Auditor General of India, Reserve Bank of India and

Government of India, and is / has been the statutory

Auditors of State Bank of Mysore, State Bank of

Patiala, State Bank of Indore, Bharat Sanchar Niganl

Limited  BSNL , MMTC Ltd and State Trading

Corporation of India Ltd., as Statutory Auditors of

the Company to fill the vacancy caused due to the

resignation of Ms. Ajay Sardana associates, Chartered

 Accountants, as Statutory Auditors of the Company,

Authority expires at the conclusion of the next AGM

of the Company ; on such remuneration as the Board of

 Directors may determine

PROPOSAL #S.16: Amend the Articles 2(f) (g), (h),              ISSUER            YES             FOR                  FOR

(i), (j),

(r),(t),(u),(v),(w),(y),(z),(aa),(dd),(ee),(ff),(kk),

(oo),(tt),(uu); Article 30; Article 33 to 37, Article

 100, Article 114, and Article 131; consequent to the

 termination of the Share Subscription Agreement

dated 18 JUN 2006  SSA , upon the conversion /

redemption of convertible and non-convertible

preference shares issued by the Company in terms of

the SSA, to Oberon Limited, the Articles of

Association of the Company, in teams of Section 31 of

 the Companies Act, 1956 as specified for the purpose

 of giving effect to the above any one of the

Directors of the Company or Company Secretary be and

are hereby severally authorized on behalf of the

Company to do all such acts, deeds, matters and

things as deemed necessary in its absolute discretion

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDOFOOD SUKSES MAKMUR TBK

  TICKER:                  N/A                 CUSIP:   Y7128X128

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors on the activities and financial results of

the Company for the YE 31 DEC 2009

PROPOSAL #2: Approval the Company's balance sheet and        ISSUER            YES             FOR                  FOR

 income statement for the YE 31 DEC 2009

PROPOSAL #3: Approve to determine the use of net                ISSUER            YES             FOR                  FOR

profit of the Company for the YE 31 DEC 2009

PROPOSAL #4: Approve to determine the remuneration of        ISSUER            YES             FOR                  FOR

 all members of the Board of Commissioners and

Members of the Directors of the Company

PROPOSAL #5: Appointment of the Public Accountant of         ISSUER            YES             FOR                  FOR

the Company and authorize the Board of Directors to

determine the fees and other terms of engagement of

the Public Accountant

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED

  TICKER:                  N/A                 CUSIP:   ADPV10686

  MEETING DATE:      9/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the capital injection of an            ISSUER            YES             FOR                  FOR

amount equivalent to RMB 3 billion in ICBC Financial

Leasing Co., Ltd by the Bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED

  TICKER:                  N/A                 CUSIP:   ADPV10686

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve that a voluntary tender offer         ISSUER            YES             FOR                  FOR

[Voluntary Tender Offer] to be made by Industrial and

 Commercial Bank of China Limited [the Bank] for all

the outstanding ordinary shares [and, if applicable,

preference shares] of ACL BANK Public Company Limited

 [including 306,264,561 ordinary shares of ACL BANK

Public Company Limited which Bangkok Bank Public

Company Limited has agreed to sell to the Bank] at an

 offer price of 11.5 Baht per share and authorize the

 Board of Directors of the Bank to do all such acts

and things which are desirable or necessary in order

to implement the Voluntary Tender Offer, provided

that the authorization granted to the Board in this

Paragraph [i] can be further delegated by the Board

to Senior Management of the Bank; and to decide

whether to pursue delisting of the shares of ACL BANK

 Public Company Limited from the Stock Exchange of

Thailand and for such purpose, following completion

of the Voluntary Tender Offer, a subsequent voluntary

 tender offer for delisting to be made by the Bank

for all the outstanding shares of ACL BANK Public

Company Limited at an offer price to be determined by

 the Board or Senior Management of the Bank and

authorize the Board to do all such acts and things

which are desirable or necessary in order to

implement such voluntary tender offer for delisting,

provided that the authorization granted to the Board

in this Paragraph [ii] can be further delegated by

the Board to Senior Management of the Bank

PROPOSAL #2.: Appoint Sir Malcolm Christopher                     ISSUER            YES             FOR                  FOR

McCarthy as an Independent Non-Executive Director of

PROPOSAL #3.: Appoint Mr. Kenneth Patrick Chung as an        ISSUER            YES             FOR                  FOR

 Independent Non-Executive Director of the Bank

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED

  TICKER:                  N/A                 CUSIP:   ADPV10686

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appointment of Ms. Wang Lili as an                ISSUER            YES             FOR                  FOR

Executive Director of the bank

PROPOSAL #2.: Approve the fixed assets investment              ISSUER            YES             FOR                  FOR

budget of the bank for 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED

  TICKER:                  N/A                 CUSIP:   ADPV10686

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2009 work report of the              ISSUER            YES             FOR                  FOR

Board of Directors of the Bank

PROPOSAL #2.: Approve the 2009 work report of the              ISSUER            YES             FOR                  FOR

Board of Supervisors of the Bank

PROPOSAL #3.: Approve the Bank' 2009 audited accounts        ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the Bank' 2009 Profit                        ISSUER            YES             FOR                  FOR

Distribution Plan

PROPOSAL #5.: Re-appoint Ernst & Young and Ernst &            ISSUER            YES             FOR                  FOR

Young Hua Ming as the Auditors of the Bank for 2010

for the term from the passing of this resolution

until the conclusion of the next AGM and to fix the

aggregate audit fees for 2010 at RMB 159.60 million

PROPOSAL #6.: Approve the Capital Management Plan of         ISSUER            YES             FOR                  FOR

the Industrial and Commercial Bank of China Limited

for Years 2010 to 2012 as set out in Appendix 1 to

the circular of the Bank dated 02 APR 2010

PROPOSAL #S.7: Approve the proposal in respect of              ISSUER            YES             FOR                  FOR

general mandate to issue H Shares and A Share

convertible corporate bonds as set out in the

circular of the Bank dated 02 APR 2010

PROPOSAL #S8.1: Approve the types of securities to be        ISSUER            YES             FOR                  FOR

 used, in respect of the proposed public issuance and

 listing of the A Share convertible corporate bonds

as set out in Appendix 2 to the circular of the Bank

dated 02 APR 2010 and the implementation of these

resolutions subject to approvals of relevant

applications having been granted by the relevant

governmental authorities in the People's Republic of

China

PROPOSAL #S8.2: Approve the issue size, in respect of        ISSUER            YES             FOR                  FOR

 the proposed public issuance and listing of the A

Share convertible corporate bonds as set out in

Appendix 2 to the circular of the Bank dated 02 APR

2010 and the implementation of these resolutions

subject to approvals of relevant applications having

been granted by the relevant governmental authorities

 in the People's Republic of China

PROPOSAL #S8.3: Approve the nominal value and issue          ISSUER            YES             FOR                  FOR

price in respect of the proposed public issuance and

listing of the A Share convertible corporate bonds as

 set out in Appendix 2 to the circular of the Bank

dated 02 APR 2010 and the implementation of these

resolutions subject to approvals of relevant

applications having been granted by the relevant

governmental authorities in the People's Republic of

China

PROPOSAL #S8.4: Approve the term, in respect of the          ISSUER            YES             FOR                  FOR

proposed public issuance and listing of the A Share

convertible corporate bonds as set out in Appendix 2

to the circular of the Bank dated 02 APR 2010 and the

 implementation of these resolutions subject to

approvals of relevant applications having been

granted by the relevant governmental authorities in

the People's Republic of China

PROPOSAL #S8.5: Approve the interest rate, in respect        ISSUER            YES             FOR                  FOR

 of the proposed public issuance and listing of the A

 Share convertible corporate bonds as set out in

Appendix 2 to the circular of the Bank dated 02 APR

2010 and the implementation of these resolutions

subject to approvals of relevant applications having

been granted by the relevant governmental authorities

 in the People's Republic of China

PROPOSAL #S8.6: Approve the timing and method of                ISSUER            YES             FOR                  FOR

interest payment in respect of the proposed public

issuance and listing of the A Share convertible

corporate bonds as set out in Appendix 2 to the

circular of the Bank dated 02 APR 2010 and the

implementation of these resolutions subject to

approvals of relevant applications having been

granted by the relevant governmental authorities in

the People's Republic of China

PROPOSAL #S8.7: Approve the conversion period, in              ISSUER            YES             FOR                  FOR

respect of the proposed public issuance and listing

of the A Share convertible corporate bonds as set out

 in Appendix 2 to the circular of the Bank dated 02

APR 2010 and the implementation of these resolutions

subject to approvals of relevant applications having

been granted by the relevant governmental authorities

 in the People's Republic of China

PROPOSAL #S8.8: Approve the method for determining            ISSUER            YES             FOR                  FOR

the number of shares for conversion, in respect of

the proposed public issuance and listing of the A

Share convertible corporate bonds as set out in

Appendix 2 to the circular of the Bank dated 02 APR

2010 and the implementation of these resolutions

subject to approvals of relevant applications having

been granted by the relevant governmental authorities

 in the People's Republic of China

PROPOSAL #S8.9: Approve the determination and                     ISSUER            YES             FOR                  FOR

adjustment of CB conversion price, in respect of the

proposed public issuance and listing of the A Share

convertible corporate bonds as set out in Appendix 2

to the circular of the Bank dated 02 APR 2010 and the

 implementation of these resolutions subject to

approvals of relevant applications having been

granted by the relevant governmental authorities in

the People's Republic of China

PROPOSAL #S8.10: Approve the downward adjustment to          ISSUER            YES             FOR                  FOR

CB conversion price, in respect of the proposed

public issuance and listing of the A Share

convertible corporate bonds as set out in Appendix 2

to the circular of the Bank dated 02 APR 2010 and the

 implementation of these resolutions subject to

approvals of relevant applications having been

granted by the relevant governmental authorities in

the People's Republic of China

PROPOSAL #S8.11: Approve the terms of redemption, in         ISSUER            YES             FOR                  FOR

respect of the proposed public issuance and listing

of the A Share convertible corporate bonds as set out

 in Appendix 2 to the circular of the Bank dated 02

APR 2010 and the implementation of these resolutions

subject to approvals of relevant applications having

been granted by the relevant governmental authorities

 in the People's Republic of China

PROPOSAL #S8.12: Approve the terms of sale back, in          ISSUER            YES             FOR                  FOR

respect of the proposed public issuance and listing

of the A Share convertible corporate bonds as set out

 in Appendix 2 to the circular of the Bank dated 02

APR 2010 and the implementation of these resolutions

subject to approvals of relevant applications having

been granted by the relevant governmental authorities

 in the People's Republic of China

PROPOSAL #S8.13: Approve the dividend rights of the          ISSUER            YES             FOR                  FOR

year of conversion, in respect of the proposed public

 issuance and listing of the A Share convertible

corporate bonds as set out in Appendix 2 to the

circular of the Bank dated 02 APR 2010 and the

implementation of these resolutions subject to

approvals of relevant applications having been

granted by the relevant governmental authorities in

the People's Republic of China

PROPOSAL #S8.14: Approve the method of issue and                ISSUER            YES             FOR                  FOR

target investors, in respect of the proposed public

issuance and listing of the A Share convertible

corporate bonds as set out in Appendix 2 to the

circular of the Bank dated 02 APR 2010 and the

implementation of these resolutions subject to

approvals of relevant applications having been

granted by the relevant governmental authorities in

the People's Republic of China

PROPOSAL #S8.15: Approve the subscription arrangement        ISSUER            YES             FOR                  FOR

 for the existing holders of A Shares, in respect of

the proposed public issuance and listing of the A

Share convertible corporate bonds as set out in

Appendix 2 to the circular of the Bank dated 02 APR

2010 and the implementation of these resolutions

subject to approvals of relevant applications having

been granted by the relevant governmental authorities

 in the People's Republic of China

PROPOSAL #S8.16: Approve CB holders and CB holders'          ISSUER            YES             FOR                  FOR

meetings in respect of the proposed public issuance

and listing of the A Share convertible corporate

bonds as set out in Appendix 2 to the circular of the

 Bank dated 02 APR 2010 and the implementation of

these resolutions subject to approvals of relevant

applications having been granted by the relevant

governmental authorities in the People's Republic of

China

PROPOSAL #S8.17: Approve the use of proceeds from the        ISSUER            YES             FOR                  FOR

 issuance of the convertible bonds, in respect of the

 proposed public issuance and listing of the A Share

convertible corporate bonds as set out in Appendix 2

to the circular of the Bank dated 02 APR 2010 and the

 implementation of these resolutions subject to

approvals of relevant applications having been

granted by the relevant governmental authorities in

the People's Republic of China

PROPOSAL #S8.18: Approve the special provisions in            ISSUER            YES             FOR                  FOR

relation to supplementary capital, in respect of the

proposed public issuance and listing of the A Share

convertible corporate bonds as set out in Appendix 2

to the circular of the Bank dated 02 APR 2010 and the

 implementation of these resolutions subject to

approvals of relevant applications having been

granted by the relevant governmental authorities in

the People's Republic of China

PROPOSAL #S8.19: Approve the security, in respect of         ISSUER            YES             FOR                  FOR

the proposed public issuance and listing of the A

Share convertible corporate bonds as set out in

Appendix 2 to the circular of the Bank dated 02 APR

2010 and the implementation of these resolutions

subject to approvals of relevant applications having

been granted by the relevant governmental authorities

 in the People's Republic of China

PROPOSAL #S8.20: Approve the validity period of the          ISSUER            YES             FOR                  FOR

resolution in respect of the issuance of the

convertible bonds, in respect of the proposed public

issuance and listing of the A Share convertible

corporate bonds as set out in Appendix 2 to the

circular of the Bank dated 02 APR 2010 and the

implementation of these resolutions subject to

approvals of relevant applications having been

granted by the relevant governmental authorities in

the People's Republic of China

PROPOSAL #S8.21: Approve the matters relating to                ISSUER            YES             FOR                  FOR

authorization in connection with the issuance of the

convertible bonds, in respect of the proposed public

issuance and listing of the A Share convertible

corporate bonds as set out in Appendix 2 to the

circular of the Bank dated 02 APR 2010 and the

implementation of these resolutions subject to

approvals of relevant applications having been

granted by the relevant governmental authorities in

the People's Republic of China

PROPOSAL #9.: Approve the Feasibility Analysis report        ISSUER            YES             FOR                  FOR

 on Use of Proceeds from the Public Issuance of A

Share Convertible Corporate Bonds as set out in

Appendix 3 to the Circular of the Bank dated 02 APR

PROPOSAL #10.: Approve the report on Utilisation of          ISSUER            YES             FOR                  FOR

Proceeds from Previous Issuances as set out in

Appendix 4 to the circular of the Bank dated 02 APR

2010

PROPOSAL #s.11: Approve the revised Plan on                        ISSUER            YES             FOR                  FOR

authorization of the Shareholders' General Meeting to

 the Board of Directors as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIAL BANK OF KOREA, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3994L108

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 49th income statement,                 ISSUER            YES             FOR                  FOR

balance sheet and the proposed disposition of

retained earning

PROPOSAL #2: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #3: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIAS PENOLES SAB DE CV

  TICKER:                  N/A                 CUSIP:   P55409141

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the reports that are referred to        ISSUER            YES             FOR                  FOR

 in Article 28, Part IV, of the securities market

law, including the financial statements from the FYE

on 31 DEC 2009, as well as the report regarding the

fulfillment of the tax obligations of the Company

PROPOSAL #2: Approve the allocation of results                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the amount that can be allocated        ISSUER            YES             FOR                  FOR

 to the purchase of the shares of the Company in

accordance with the terms of that which is provided

for in Article 56, Part IV, of the securities market

law

PROPOSAL #4: Ratify the remuneration of the Members          ISSUER            YES         AGAINST           AGAINST

of the Board of Directors of the Company

PROPOSAL #5: Ratify the Chairperson of the audit and         ISSUER            YES         AGAINST           AGAINST

Corporate Practices Committee

PROPOSAL #6: Approve the designation of special                 ISSUER            YES             FOR                  FOR

delegates of the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INFOSYS TECHNOLOGIES LTD

  TICKER:                  N/A                 CUSIP:   Y4082C133

  MEETING DATE:      6/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the balance sheet as          ISSUER            YES             FOR                  FOR

at 31 MAR 2010, the profit and loss account for the

YE on that date and the report of the Directors and

Auditors thereon

PROPOSAL #2: Declare a final dividend for the FYE 31         ISSUER            YES             FOR                  FOR

MAR 2010

PROPOSAL #3: Re-appointment of N. R. Narayana Murthy         ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation

PROPOSAL #4: Re-appointment of Prof. Marti G.                     ISSUER            YES             FOR                  FOR

Subrahmanyam as a Director, who retires by rotation

PROPOSAL #5: Re-appointment of S. Gopalakrishnan as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #6: Re-appointment of S. D. Shibulal as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7: Re-appointment of T. V. Mohandas Pai as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #8: Re-appointment of M/s. BSR & Co.                     ISSUER            YES             FOR                  FOR

Chartered Accountants as the Auditors of the Company

to hold office from the conclusion of this AGM to the

 conclusion of the next AGM on such remuneration as

may be determined by the Board of Directors in

consultation with the Auditors, which remuneration

may be paid on a progressive billing basis to be

agreed between the Auditors and the Board of Directors

PROPOSAL #9: Re-appointment, pursuant to the                       ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309, 310 and 311

Schedule XIII, and other applicable provisions, if

any, of the Companies Act, 1956  including any

statutory modifications or re-enactment thereof, for

the time being in force  and subject to such

sanctions and approvals as may be necessary, of T. V.

 Mohandas Pai as a whole-time employment of the

Company for a further period of 5 years with effect

from 27 MAY 2010 as per the terms and conditions as

specified; authorize the Board of Directors of the

Company to vary, alter or modify the different

components of the stated remuneration as may be

agreed to by the Board of Directors and T. V.

Mohandas Pai and that notwithstanding the statements

made above where in the FY 31 MAR 2011, the Company

PROPOSAL #0: CONTD incurs a loss of its profits and          ISSUER             NO              N/A                  N/A

are inadequate, the Company shall pay to T. V.

Mohandas Pai the remuneration by way of salary,

performance bonus and other allowances not exceeding

the limits specified under Para 2 Section II, Part II

 of the Schedule XIII to the Companies Act, 1956, or

such other limits as may be prescribed by the

Government from time to time as minimum remuneration

PROPOSAL #10: Re-appointment, pursuant to the                     ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309, 310 and 311

Schedule XIII, and other applicable provisions, if

any, of the Companies Act, 1956  including any

statutory modifications or re-enactment thereof, for

the time being in force  and subject to such

sanctions and approvals as may be necessary, of

Srinath Batni as a whole-time employment of the

Company for a further period of 5 years with effect

from 27 MAY 2010 as per the terms and conditions as

specified; authorize the Board of Directors of the

Company to vary, alter or modify the different

components of the stated remuneration as may be

agreed to by the Board of Directors and Srinath Batni

 and that notwithstanding the statements made above

where in the FY 31 MAR 2011, the Company CONTD

PROPOSAL #0: CONTD incurs a loss of its profits and          ISSUER             NO              N/A                  N/A

are inadequate, the Company shall pay to Srinath

Batni the remuneration by way of salary, performance

bonus and other allowances not exceeding the limits

specified under Para 2 Section II, Part II of the

Schedule XIII to the Companies Act, 1956, or such

other limits as may be prescribed by the Government

from time to time as minimum remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INFRASTRUCTURE DEVELOPMENT FINANCE CO LTD

  TICKER:                  N/A                 CUSIP:   Y40805114

  MEETING DATE:      7/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Audited Balance          ISSUER            YES             FOR                  FOR

Sheet as at 31 MAR 2009, the Profit & Loss Account

and the Cash Flow Statement for the YE 31 MAR 2009

and the reports of the Director's and the Auditors

PROPOSAL #2.: Approve to declare a dividend on equity        ISSUER            YES             FOR                  FOR

 shares for the FYE 31 MAR 2009

PROPOSAL #3.: Re-appoint Mr. Deepak S. Parekh as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. S.S. Kohli as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. S. H. Khan as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. Donald Peck as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #S.7: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Sections, 224, 224A and other applicable

provisions; the Companies Act, 1956, M/s. Deloitte

Haskins & Sells, Chartered Accountants, as the

Auditors of the Company to hold office from the

conclusion of this AGM to the conclusion of next AGM

of the Company, on a remuneration to be fixed by the

Board by the Board of Directors of the Company, based

 on the recommendation of the Audit Committee, in

addition to reimbursement of all put-of-pocket

expenses in connection with the Auditor of accounts

of the Company for the YE 31 MAR 2010

PROPOSAL #8.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Sections 198, 269 and 309 read with Schedule XIII and

 other applicable provisions, if any, other Companies

 Act, 1956 and all guidelines for managerial

remuneration issued by the Central Government from

time to time, and such other consents and approvals

as may be required, consent of the Company accorded

for the re-appointment of Dr. Rajiv B. Lall [Dr.

Lall] as Managing Director & CEO of the Company, for

a period of 3 years with effect from 10 JAN 2010, on

payment of as specified; authorize the Beard to

decide the remuneration (salary, perquisites and

bonus payable to Dr. Lall, within the terms mentioned

 above; where in any FY the Company has no profits or

 inadequate profits, the remuneration as decided by

the Board from time to time, shall be paid to Dr.

Lall as minimum remuneration with the approval of the

 Central Government, if required, Dr. Lall shall not

be subject to retirement by rotation during his

tenure as Managing Director & CEO; authorize the

Board to do all such acts, deeds matters and things

as it may in its absolute discretion deem necessary,

proper or desirable and to settle any question,

difficulty or doubt that may arise in the said regard

PROPOSAL #9.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS        ISSUER            YES             FOR               AGAINST

 PROPOSAL: appoint Mr. Vikram Limaye as a Director of

 the Company, in respect of whom the Company has

received notices in writing, from some of its member

proposing him as a candidate for the office of

Director under the provisions of Section 257 of the

Companies Act, 1956

PROPOSAL #10.: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 269 and 309 read with Schedule XIII

and other applicable provisions, if any, of the

Companies Act, 1956 and all guidelines for managerial

 remuneration issued by the Central government from

time to time and such other consents and approvals as

 may be required, consent of the Company accorded for

 the appointment of Mr. Vikram Limaye (Mr. Limaye) as

 a whole time Director of the Company for a period of

 5 years with effect from 15 SEP 2008 on payment of

the following remuneration as specified; authorize

the Board to decide the remuneration [as specified]

payable to Mr. Limaye within the terms mentioned

above; where in any FY, the company has no profits or

 inadequate profits, the remuneration as decided by

the Board from time to time, shall be paid to Mr.

Limaya, as minimum remuneration with the approval of

the Central Government, if required; Mr. Limaye shall

 not be subject to retirement by rotation during his

tenure as Whole-time Director ; for the purpose of

giving effect to the foregoing resolution, authorize

the Board to do all such acts, deeds matters and

things as it may in its absolute discretion deem

necessary, proper or desirable and to settle any

question, difficulty or doubt that may arise in the

PROPOSAL #S.11: Approve, pursuant to the provisions          ISSUER            YES         AGAINST           AGAINST

of Section 81, 81(A) and other applicable provisions,

 of the Companies Act, 1956 [including any amendment

thereto or reenactment thereof] and in accordance

with the provisions of the memorandum and Articles of

 Association of the Company and the

regulations/guidelines, prescribed by Securities and

Exchange Board of India [SEBI] or any other relevant

authority, from time to time, to the extent

applicable and subject to such approvals, consents,

permissions and sanctions, as may be required,

consent of the Company be and is hereby accorded to

the Board of Directors of the Company [hereinafter

referred to as the Board], which term shall be deemed

 to include any Committee including 'Compensation

Committee' or any 'Sub Committee' thereof constituted

 by the Board to exercise its powers [including the

powers conferred by this resolution] to grant options

 at any time from time to time in one or more

tranches under Employee Stock Option Scheme 2007 or

any other employee stock-options scheme as may be

introduced by the Company in excess of 1% of the

issued capital of the Company on the terms and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INFRASTRUCTURE DEVELOPMENT FINANCE CO LTD

  TICKER:                  N/A                 CUSIP:   Y40805114

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited balance            ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2010, the Profit & Loss Account

and the cash flow statement for the year ended 31 MAR

 2010 and the reports of the Directors and the

Auditors thereon

PROPOSAL #2: Declare a dividend on equity shares                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-appoint Mr. Gautam Kaji as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4: Re-appoint Mr. Dimitris Tsitsiragos as a        ISSUER            YES         AGAINST           AGAINST

 Director, who retires by rotation

PROPOSAL #5: Re-appoint Mr. Abdul Rahim Abu Bakar as         ISSUER            YES         AGAINST           AGAINST

a Director, who retires by rotation

PROPOSAL #S.6: Appoint, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 224, 224A and other applicable provisions,

if any, of the Companies Act, 1956, M/s. Deloitte

Haskins & Sells, Chartered Accountants having

Registration No. 117366W issued by the Institute of

Chartered Accountants of India, as the Auditors of

the Company to hold office from the conclusion of

this AGM up to the conclusion of the next AGM of the

Company, on a remuneration to be fixed by the Board

of Directors of the Company, based on the

recommendation of the Audit Committee, in addition to

 reimbursement of all out-of-pocket expenses in

connection with the Audit of the accounts of the

PROPOSAL #7: Appoint Mr. G. C. Chaturvedi as a                   ISSUER            YES             FOR                  FOR

Director of the Company and who shall be subject to

retire by rotation, in respect of whom the Company

has received Notices in writing, from some of its

Members proposing him as a candidate for the office

of Director under the provisions of Section 257 of

the Companies Act, 1956, and who is eligible for

appointment to the office of the Director

PROPOSAL #8: Appoint Mr. Donald Peck as a Director of        ISSUER            YES             FOR                  FOR

 the Company and who shall be subject to retire by

rotation, in respect of whom the Company has received

 Notices in writing, from some of its Members

proposing him as a candidate for the office of

Director under the provisions of Section 257 of the

Companies Act, 1956, and who is eligible for

appointment to the office of the Director

PROPOSAL #9: Authorize the Company, under the                     ISSUER            YES         AGAINST           AGAINST

provisions of Section 293(1)(d) and all other

applicable provisions of the Companies Act, 1956, to

the Board of Directors of the Company (hereinafter

called the Board which term shall be deemed to

include any Committee which the Board may have

constituted or hereinafter constitute to exercise its

 powers including the power conferred by this

Resolution) to borrow from time to time, such sum or

sums of money, secured or unsecured, as they may deem

 requisite for the purpose of the business of the

Company, notwithstanding that monies to be borrowed

together with the monies already borrowed by the

Company (apart from temporary loans obtained from the

 Company's Bankers in the ordinary course of

business) would exceed the aggregate of the Paid-up

Capital of the Company and its free Reserves, that is

 to say, Reserves not set apart for any specific

purpose, provided that the total amount up to which

monies may be borrowed by the Board of Directors

shall not exceed the sum of INR 80,000,00,00,000

outstanding at any point of time

PROPOSAL #S.10: Approve, pursuant to Section 81(1A)          ISSUER            YES         AGAINST           AGAINST

and all other applicable provisions of the Companies

Act, 1956, including any statutory modification or re

 enactment thereof, for the time being in force (the

Act), and in accordance with the Securities and

Exchange Board of India (Issue of Capital and

Disclosure Requirements) Regulations, 2009, as

amended from time to time (SEBI Regulations), the

Foreign Exchange Management Act, 2000, the Foreign

Exchange Management (Transfer or Issue of Securities

by a Person Resident Outside India) Regulations,

2000, the Foreign Exchange Management (Borrowing or

Lending in Rupees) Regulations, 2000, including any

amendment, modification, variation or re-enactment

thereof, and the provisions of any

rules/regulations/guidelines issued/framed by the

Central Government, Reserve Bank of India, Foreign

Investment Promotion Board, Securities and Exchange

Board of India and any other appropriate authorities

(hereinafter collectively referred to as the

Appropriate Authorities), enabling provisions of the

Memorandum and Articles of Association of the Company

 and the Listing Agreement entered into by the

Company with the Stock Exchange(s) where the shares

of the Company are listed and subject to the Company

obtaining all approvals from the Appropriate

Authorities; and subject to such conditions and

modifications, as may be prescribed by any one of

them while granting any such approval, consent,

permission, and / or sanction (hereinafter referred

to as the requisite approvals), which may be agreed

to by the Board of Directors of the Company

(hereinafter called the Board which term shall be

deemed to include any Committee which the Board may

have constituted or hereinafter constitute to

exercise its powers including the power conferred by

this Resolution), the consent of the Company be and

is hereby accorded to the Board to offer, issue, and

allot, in one or more tranches equity shares

including equity shares through depository receipts

and/or preference shares whether cumulative or non-

cumulative/redeemable/ convertible at the option of

the Company and/or at the option of the holders of

the preference shares and/or securities linked to

equity shares/preference shares and/or fully

convertible debentures/partly convertible

debentures/optionally convertible debentures/Foreign

Currency Convertible Bonds/ American Depository

Receipts /Global Depository Receipts or any other

securities which are convertible into or exchangeable

 with equity shares/preference shares, at a later

date, including warrants, with a right exercisable by

 the warrant holder to exchange the said warrants

with equity shares at a later date (hereinafter

referred to as Securities) in the course of one or

more domestic or international offering(s), including

 through a Qualified Institutional Placement (QIP) in

 terms of Chapter VIII of the SEBI Regulations, to

such person or persons whether or not such persons

are members of the Company or whether such persons

PROPOSAL #CONTD: CONTD. Management Act, 2000, the              ISSUER             NO              N/A                  N/A

Foreign Exchange Management (Transfer or Issue of

Securities by a Person Resident Outside India)

Regulations, 2000, the Foreign Exchange Management

(Borrowing or Lending in Rupees) Regulations, 2000,

including any amendment, modification, variation or

re-enactment thereof and such other applicable rules,

 regulations, guidelines, notifications, circulars

and clarifications issued/to be issued thereon by the

 Government of India, Reserve Bank of India,

Securities and Exchange Board of India and/or any

other regulatory/statutory authorities, from time to

time, to the extent applicable, the listing

agreements entered into with the Stock Exchange(s)

where the shares of the Company are listed and in

accordance with the provisions of the Memorandum and

Articles of Association of the Company, the Board

may, at its absolute discretion, in terms of the

preceding resolution, issue, offer and allot in one

or more tranches equity shares or fully convertible

debentures/partly convertible debentures/ optionally

convertible debentures, redeemable non-convertible

debentures (secured or otherwise), with or without

attached warrants, with a right exercisable by the

warrant holder to exchange with equity shares of the

Company at a later date (the Warrants), also any

other securities in accordance with applicable law,

whether convertible into or exchangeable with equity

shares at a later date or not, subject to the limit

on the total amount specified in the preceding

resolution (excluding the aggregate amount pursuant

to issuance of NCDs, if any), as provided under the

SEBI Regulations and such issue and allotment to be

made on such terms and conditions as may be decided

by the Board at the time of issue or allotment of the

 specified securities; in case of any equity-linked

issue/offering, the Board be and is hereby authorised

 to issue and allot such number of equity shares as

may be required to be issued and allotted upon

conversion, redemption or cancellation of any such

Securities referred to above or as may be in

accordance with the terms of issue/offering in

respect of such Securities and such equity shares to

be issued and allotted upon conversion/exchange of

the convertible Securities/Warrants referred above,

shall rank pari passu inter se and with the then

existing equity shares of the Company in all

respects, except provided otherwise under the terms

of issue/offering and in the offer document and/or

prospectus and/or offer letter and/or offering

circular and/or listing particulars; in the event of

issue of Securities as aforesaid by way of Qualified

Institutional Placements shall be, inter alia, - a)

the relevant date for the purpose of pricing of the

equity shares to be issued upon exchange of the

Warrants, if issued pursuant to Chapter VIII of the

SEBI Regulations and/or other applicable Regulations,

 in terms of the preceding resolution, shall be the

date of the meeting in which the Board decides to

open the proposed issue of the Specified Securities,

PROPOSAL #CONTD: CONTD. to time by the SEBI                        ISSUER             NO              N/A                  N/A

Regulations; such of these Securities to be issued as

 are not subscribed, may be disposed of by the Board

in such manner and/or on such terms, including

offering or placing them with QIBs in accordance with

 the provisions of Chapter VIII of the SEBI

Regulations, as the Board may deem fit and proper, in

 its sole and absolute discretion; any issue of NCDs

in terms of the preceding resolution would be subject

 to the limit of INR 80,000 crore for borrowings by

the Company, as approved by the members of the

Company at the Annual General Meeting held on 28 JUN

2010; consent of the Company be and is hereby granted

 in terms of Section 293(1)(a) and all other

applicable provisions, if any, of the Act and subject

 to requisite approvals, as may be necessary, all or

any of the abovementioned securities to be issued, by

 the creation of mortgage and/or charge on all or any

 of the Company's immovable, movable and/or

intangible assets, both present and future in such

form and manner and on such terms as may be deemed

fit and appropriate by the Board; for the purpose of

giving effect to the above resolutions, the Board,

where required in consultation with the merchant

banker(s) and/or other advisor(s), be and is hereby

authorized to determine the form, manner, terms and

timing of the issue(s)/offering(s), including the

selection of QIBs to whom the Securities are to be

offered, issued and allotted, the number of equity

shares to be allotted upon conversion/exchange of any

 such convertible Securities/ Warrants, issue price,

face value, the price and premium on

conversion/exchange of any such convertible

Securities/ Warrants, rate of interest, period of

exchange or variation of the price or period of such

exchange, listing of the securities separately on the

 concerned stock exchanges (in or outside India),

execution of various transaction documents, and to

settle all questions, difficulties or doubts that may

 arise in regard to the issue, offer or allotment of

Securities and utilization of issue proceeds and

matters related thereto, as it may in its sole and

absolute discretion deem fit without being required

to seek further permissions, consents or approvals of

 members or otherwise to the end and intent that

members shall be deemed to have given their approval

thereto expressly by the authority of this

PROPOSAL #CONTD: CONTD. the Board be and is hereby            ISSUER             NO              N/A                  N/A

authorised to finalise and approve the preliminary as

 well as the final placement document, if required,

for the proposed issue of the Securities and to

authorise any director(s) and / or officer(s) of the

Company to sign the above documents for and on behalf

 of the Company together with the authority to amend,

 vary or modify the same as such authorised person(s)

 may consider necessary, desirable or expedient and

for the purpose aforesaid, to give such declarations,

 affidavits, certificates, consents and/or

authorities as may, in the opinion of such authorised

 person(s), be required from time to time, and to

arrange for the submission of the preliminary and

final placement document, and any amendments and

supplements thereto, with any applicable government

and/or regulatory/statutory authorities, institutions

 or bodies, as may be required; for the purpose of

giving effect to the above, the Board be and is

hereby authorised to do all such acts, deeds, matters

 and things as it may, in its sole and absolute

discretion deem necessary or desirable, for such

purpose, including but not limited to entering into

arrangements for appointment of agents such as

Merchant banker(s), custodian(s) and/or such other

advisor(s), to issue any offer Document(s), including

 but not limited to placement document, and to sign

all agreements, deeds, documents and writings and to

pay any fees, commissions, remuneration, expenses

relating thereto and with power to settle all

questions, disputes, difficulties or doubts that may

arise in regard to such issue(s) or allotment(s),

including providing any and all clarifications that

may be required by the Appropriate Authorities and/or

 making any modifications to this Special Resolution

for meeting the requirements of the Appropriate

Authorities; the Board be and is hereby authorised to

 delegate to the extent permitted by law, all or any

of the powers herein conferred to any Committee of

Directors or the Managing Director or any Wholetime

Director or any other Officer or Officers of the

Company to give effect to the aforesaid resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ING BANK SLASKI S.A.

  TICKER:                  N/A                 CUSIP:   X0645S103

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the statement of meeting's legal        ISSUER            YES             FOR                  FOR

 validity and its ability to adopt resolutions

PROPOSAL #4: Receive the presentation of Bank's                 ISSUER            YES             FOR                  FOR

authorities financial and annual report for 2009

PROPOSAL #5.A: Approve the annual financial report            ISSUER            YES             FOR                  FOR

for 01 JAN till 31 DEC 2009

PROPOSAL #5.B: Approve the management board's report         ISSUER            YES             FOR                  FOR

from bank's activity in 2009, including declaration

on compliance of rules of corporate governance

PROPOSAL #5.C: Approve the annual consolidated                   ISSUER            YES             FOR                  FOR

financial report of capital group for 01 JAN till 31

DEC 2009

PROPOSAL #5.D: Approve the management board's report         ISSUER            YES             FOR                  FOR

on capital group's activity in 2009

PROPOSAL #5.E: Approve the fulfillment of duties of          ISSUER            YES             FOR                  FOR

Members of Management Board for 2009

PROPOSAL #5.F: Approve the fulfillment of duties of          ISSUER            YES             FOR                  FOR

Members of Supervisory Board for 2009

PROPOSAL #5.G: Approve the distribution of net profit        ISSUER            YES             FOR                  FOR

 for 2009

PROPOSAL #5.H: Approve the procedures on dividend              ISSUER            YES             FOR                  FOR

payment

PROPOSAL #5.I: Approve to make a part of the company         ISSUER            YES             FOR                  FOR

as a contribution in kind to dependent Company

Centrum Banku Slaskiego SP ZOO

PROPOSAL #5.J: Approve the changes on statute                      ISSUER            YES             FOR                  FOR

PROPOSAL #5.K: Approve the changes in regulation of          ISSUER            YES             FOR                  FOR

general meetings

PROPOSAL #6: Approve the changes in Supervisory                 ISSUER            YES             FOR                  FOR

Board's membership

PROPOSAL #7: Closing of the meeting                                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INNER MONGOLIA YITAI COAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y40848106

  MEETING DATE:      8/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect the Independent Directors                ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint the 2009 Audit firm                             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the Loan guarantee for A Company      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the Loan guarantee for another         ISSUER            YES             FOR                  FOR

Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INNER MONGOLIA YITAI COAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y40848106

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Approve the 2009 annual report and its          ISSUER            YES             FOR                  FOR

abstract

PROPOSAL #4: Approve the profit distribution plan 1          ISSUER            YES             FOR                  FOR

cash dividend/10shares  tax included : CNY 10. 0000;

2  bonus issue from profit  share/10 shares : 10.00;

3  bonus issue from capital reserve   share/10 shares

 : none

PROPOSAL #5: Approve to confirm the discrepancy                 ISSUER            YES             FOR                  FOR

between actual 2009 continuing connected transactions

 and estimated amount and estimated 2010 continuing

connected transactions

PROPOSAL #6: Approve the loan guarantee for                        ISSUER            YES             FOR                  FOR

controlled subsidiary

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INNER MONGOLIA YITAI COAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y40848106

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the issuance of H shares and the        ISSUER            YES             FOR                  FOR

 listing

PROPOSAL #2: Authorize the Board and the authorized          ISSUER            YES             FOR                  FOR

person to handle matters in relation to issuance and

listing of H shares

PROPOSAL #3: Approve the use Plan of funds to be                ISSUER            YES             FOR                  FOR

raised from issuance of H shares

PROPOSAL #4: Approve the conditional assets transfer         ISSUER            YES             FOR                  FOR

agreement and other connected transaction agreements

to be signed with related/connected parties

PROPOSAL #5: Approve the agreement on avoidance of            ISSUER            YES             FOR                  FOR

horizontal competition to be signed with two Company's

PROPOSAL #6: Approve the valid period for resolution         ISSUER            YES             FOR                  FOR

regarding issuance and listing of H shares

PROPOSAL #7: Amend the Company's Articles of                       ISSUER            YES             FOR                  FOR

Association

PROPOSAL #8: Approve the Distribution Plan of                     ISSUER            YES             FOR                  FOR

retained earning before issuance of H shares

PROPOSAL #9: Approve the Executive Director service          ISSUER            YES         AGAINST           AGAINST

contract, Non-Executive Director service contract,

Independent Non-Executive Director service contract

and supervisor service contract to be signed with

Directors and supervisors

PROPOSAL #10: Approve the loan guarantee for a                   ISSUER            YES             FOR                  FOR

controlled subsidiary and change in loan guarantee

matters concerning the said controlled subsidiary

PROPOSAL #11: Approve the change in loan guarantee            ISSUER            YES             FOR                  FOR

matters in relation to a controlled subsidiary

PROPOSAL #12: Approve the change in loan guarantee            ISSUER            YES             FOR                  FOR

matters relating to another controlled subsidiary

PROPOSAL #13: Appointment of audit firm                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INNOLUX DISPLAY CORP

  TICKER:                  N/A                 CUSIP:   Y4083P109

  MEETING DATE:      1/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger with Top Displays            ISSUER            YES             FOR                  FOR

Corp / TW0003195004 and Chi Mei / TW0003009007

PROPOSAL #2.: Approve the proposal of new shares                ISSUER            YES             FOR                  FOR

issuance of merger

PROPOSAL #3.: Approve the revision to the Articles of        ISSUER            YES             FOR                  FOR

 Incorporation

PROPOSAL #4.: Extraordinary motions                                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INOTERA MEMORIES INC

  TICKER:                  N/A                 CUSIP:   Y4084K109

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To change the representative of                   ISSUER             NO              N/A                  N/A

Director

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the rules of          ISSUER            YES             FOR                  FOR

shareholder meeting

PROPOSAL #B.6: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on directors from participation in

competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTER RAO UES JSC, SOCHI

  TICKER:                  N/A                 CUSIP:   X7948V113

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report                                  ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Approve the balance sheet, profit and            ISSUER            YES         ABSTAIN           AGAINST

loss statement

PROPOSAL #3: Approve the profit and loss distribution        ISSUER            YES         ABSTAIN           AGAINST

 and non payment of dividends for the year 2009

PROPOSAL #4: Election of the Board of Directors                  ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #5: Election of an Audit Commission                       ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #6: Approve an external Auditor                              ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #7: Approve the pre mature termination of            ISSUER            YES         ABSTAIN           AGAINST

powers of the head of the Executive Board and

election of the head of the Executive Board

PROPOSAL #8: Approve the new edition of the Charter          ISSUER            YES         ABSTAIN           AGAINST

of the Company

PROPOSAL #9: Approve the new edition of the provision        ISSUER            YES         ABSTAIN           AGAINST

 on the general shareholders meeting

PROPOSAL #10: Approve the increase of the Charter              ISSUER            YES         ABSTAIN           AGAINST

capital of the Company by additional share issue

PROPOSAL #11: Approve the transactions with an                   ISSUER            YES         ABSTAIN           AGAINST

interest

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERCONEXION ELECTRICA S.A. E.S.P -  ISA

  TICKER:                  N/A                 CUSIP:   ADPV12677

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of the Chairperson of the                 ISSUER            YES             FOR                  FOR

meeting

PROPOSAL #2: Approve the report from the secretary            ISSUER            YES             FOR                  FOR

regarding approval of minutes 98 of 30 MAR 2009

PROPOSAL #3: Election of a commission to approve the         ISSUER            YES             FOR                  FOR

meeting minutes and returning

PROPOSAL #4: Approve the words from the minister of          ISSUER            YES             FOR                  FOR

Mines and Energy, Dr. Hernan Martinez Torres

PROPOSAL #5: Approve the greetings from the                        ISSUER            YES             FOR                  FOR

Chairperson of the Board of Directors and the report

from the Board regarding its operation

PROPOSAL #6: Approve the 2009 management report,                ISSUER            YES             FOR                  FOR

Board of Directors and General Manager

PROPOSAL #7: Receive the report from the Board of              ISSUER            YES             FOR                  FOR

Directors and from the general manager regarding

compliance with and development of the Good

Governance Code

PROPOSAL #8: Approve the consideration of ISA'S and          ISSUER            YES             FOR                  FOR

the consolidated financial statements to 31 DEC 2009

PROPOSAL #9: Approve the opinion of the Auditor                  ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the ISA'S and the consolidated         ISSUER            YES             FOR                  FOR

financial statements to 31 DEC 2009

PROPOSAL #11: Election of the Auditor and approve to         ISSUER            YES             FOR                  FOR

set the compensation

PROPOSAL #12: Approve the distribution of profit from        ISSUER            YES             FOR                  FOR

 the 2009 FY to constitute the legal reserves,

declare dividends and constitute an occasional

reserve to strengthen equity

PROPOSAL #13: Election of the Board of Directors                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #14: Various                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVENTEC CORPORATION

  TICKER:                  N/A                 CUSIP:   Y4176F109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the report on the 2009 audited        ISSUER             NO              N/A                  N/A

 reports

PROPOSAL #A.3: Receive the report on the status of            ISSUER             NO              N/A                  N/A

endorsement and guarantee

PROPOSAL #A.4: Receive the report on the status of            ISSUER             NO              N/A                  N/A

assets impairment

PROPOSAL #A.5: Receive the report on the                              ISSUER             NO              N/A                  N/A

establishment for the rules of the Board meetings

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 1 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings as follows: proposed stock

dividend: 50 for 1,000 shares held

PROPOSAL #B.4: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

PROPOSAL #B.6: Amend the procedures of endorsement            ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVERSIONES ARGOS SA

  TICKER:                  N/A                 CUSIP:   ADPV12837

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the verification of the quorum           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the designation of a committee          ISSUER            YES             FOR                  FOR

to approve the minutes

PROPOSAL #4: Receive the joint report from the Board         ISSUER            YES             FOR                  FOR

of Directors and the President

PROPOSAL #5: Approve the presentation of the                       ISSUER            YES             FOR                  FOR

financial statement to 31 DEC 2009

PROPOSAL #6: Receive the report from the Auditor                ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the joint report from the Board         ISSUER            YES             FOR                  FOR

of Directors and President and of the financial

statement to 31 DEC 2009

PROPOSAL #8: Approve the presentation and the plan            ISSUER            YES             FOR                  FOR

for the distribution of profit

PROPOSAL #9: Approve the presentation and a Bylaws            ISSUER            YES             FOR                  FOR

amendment

PROPOSAL #10: Approve to set the compensation of the         ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #11: Proposals and various                                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVESTEC LTD

  TICKER:                  N/A                 CUSIP:   S39081138

  MEETING DATE:      8/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Re-elect Samuel Ellis Abrahams as a            ISSUER            YES         AGAINST           AGAINST

Director for Investec Ltd and Investec Plc

PROPOSAL #O.2: Re-elect Hugh Sidney Herman as a                 ISSUER            YES             FOR                  FOR

Director for Investec Ltd and Investec Plc

PROPOSAL #O.3: Re-elect Ian Robert Kantor as a                   ISSUER            YES         AGAINST           AGAINST

Director for Investec Ltd and Investec Plc

PROPOSAL #O.4: Re-elect Stephen Koseff as a Director         ISSUER            YES             FOR                  FOR

for Investec Ltd and Investec Plc

PROPOSAL #O.5: Re-elect Sir David Prosser as a                   ISSUER            YES             FOR                  FOR

Director for Investec Ltd and Investec Plc

PROPOSAL #O.6: Re-elect Peter Richard Suter Thomas as        ISSUER            YES         AGAINST           AGAINST

 a Director for Investec Ltd and Investec Plc

PROPOSAL #O.7: Authorize any Director of Company                ISSUER            YES             FOR                  FOR

Secretaries of Investec plc and Investec Ltd, to do

all things and sign all documents which may be

necessary to carry into effect the resolutions

contained in this notice for the extent the same have

 been passed and, where applicable, registered

PROPOSAL #O.8: Receive and adopt the audited                       ISSUER            YES             FOR                  FOR

financial statements of investec Ltd for the YE 31

MAR 2009, together with the reports of the Directors

of Investec Ltd and the Auditors of Investec Ltd

PROPOSAL #O.9: Ratify and approve the remuneration of        ISSUER            YES             FOR                  FOR

 the Directors of Investec Ltd for the FYE 31 MAR 2009

PROPOSAL #O.10: Approve to sanction the interim                 ISSUER            YES             FOR                  FOR

dividend paid by Investec Ltd on the ordinary shares

in Investec Ltd for the 6 month period ended 20080930

PROPOSAL #O.11: Approve to sanction the interim                 ISSUER            YES             FOR                  FOR

dividend paid by Investec Ltd on the dividend access

[South African Resident] redeemable preference share

[SA DAS share] for the 6 month period ended 20090930

PROPOSAL #O.12: Declare, subject to the passing of            ISSUER            YES             FOR                  FOR

the Resolution no. 32, a final dividend on the

ordinary shares and the dividend access [South

African Resident] redeemable preference share [SA DAS

 share] in Investec Ltd for the YE 31 MAR 2009 of an

amount equal to that recommended by the Directors of

Investec Ltd

PROPOSAL #O.13: Re-appoint Ernst and Young Inc. as            ISSUER            YES             FOR                  FOR

the Joint Auditors of Investec Ltd and authorize the

Directors of Investec Limited to determine their

remuneration

PROPOSAL #O.14: Re-appoint KPMG Inc. as the Joint              ISSUER            YES             FOR                  FOR

Auditors and authorize the Directors to determine

their remuneration

PROPOSAL #O.15: Approve to place 5 % of the unissued         ISSUER            YES             FOR                  FOR

ordinary shares under the control of the Directors

PROPOSAL #O.16: Approve to place 5 % of the unissued         ISSUER            YES             FOR                  FOR

Class A variable rate compulsorily convertible Non-

Cumulative Preference Shares, and the special

convertible redeemable preference shares under the

control of the Directors

PROPOSAL #O.17: Approve to place remaining unissued          ISSUER            YES             FOR                  FOR

Shares, being variable rate cumulative redeemable

preference shares, Non-redeemable, Non- Cumulative,

Non-Participating Preference Shares and the Special

Convertible Redeemable Preference Shares under the

control of Directors

PROPOSAL #O.18: Authorize the Directors to allot and         ISSUER            YES             FOR                  FOR

issue ordinary shares for cash, in respect of 5 % of

the unissued ordinary shares

PROPOSAL #O.19: Authorize the Directors to allot and         ISSUER            YES             FOR                  FOR

issue Class A variable rate compulsorily convertible

Non-Cumulative Preference Shares for cash in respect

of 5% of the unissued Class A variable rate

compulsorily convertible non-cumulative preference

shares

PROPOSAL #S.20: Authorize the Directors to acquire            ISSUER            YES             FOR                  FOR

ordinary shares and perpetual preference shares,

acquisitions of shares in aggregate in any one FY may

 not exceed 20% of Investec Ltds issued ordinary

share capital or Investec Ltds issued perpetual

preference share capital

PROPOSAL #S.21: Approve to increase the number of              ISSUER            YES             FOR                  FOR

ordinary shares in the authorized share capital of

Investec Ltd

PROPOSAL #S.22: Approve to increase the authorized            ISSUER            YES             FOR                  FOR

Special Convertible Redeemable Preference Share

PROPOSAL #S.23: Amend the Memorandum of Association          ISSUER            YES             FOR                  FOR

to reflect increase in authorized share capital

PROPOSAL #S.24: Amend the Articles of Association,            ISSUER            YES             FOR                  FOR

annual and general Meetings

PROPOSAL #S.25: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

contents of notice of General Meetings

PROPOSAL #S.26: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

votes attaching to shares

PROPOSAL #S.27: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

timing for the deposit of form of proxy

PROPOSAL #S.28: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

rights of proxy

PROPOSAL #O.29: Receive and adopt the financial                 ISSUER            YES             FOR                  FOR

statements of Investec Plc for the YE 31 MAR 2009,

together with the reports of the Directors of

Investec plc and for the Auditors of Investec plc

PROPOSAL #O.30: Approve the remuneration report of            ISSUER            YES             FOR                  FOR

Investec plc FYE 31 MAR 2009

PROPOSAL #O.31: Approve to sanction the interim                 ISSUER            YES             FOR                  FOR

dividend paid by Investec plc on the ordinary shares

in Investec plc for the 6 month period ended 30 SEP

2008

PROPOSAL #O.32: Declare a final dividend on the                 ISSUER            YES             FOR                  FOR

ordinary shares in Investec plc FYE 30 MAR 2009 of an

 amount equal to that recommended by the Directors of

 Investec plc

PROPOSAL #O.33: Re-appoint Ernst and Young LLP as the        ISSUER            YES             FOR                  FOR

 Auditors of Investec plc and authorize the Directors

 of Investec plc to fix their remuneration

PROPOSAL #O.34: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares and others

PROPOSAL #O.35: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

ordinary shares for cash

PROPOSAL #O.36: Authorize the Directors to purchase          ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #O.37: Authorize, in accordance with Section        ISSUER            YES             FOR                  FOR

 366 of the Companies Act 2006, Investec plc and any

Company which, at any time during the period for

which this resolution has effect, is a subsidiary of

Investec plc, to make donations to political

organizations

PROPOSAL #O.38: Approve to increase authorized                   ISSUER            YES             FOR                  FOR

capital of Investec plc to ZAR 700,000,000 by the

creation of 140,000,000 new ordinary shares of 0.0002

PROPOSAL #O.39: Approve to increase the authorized            ISSUER            YES             FOR                  FOR

share capital of Investec plc to ZAR 450,000,000 by

the creation of 150,000,000 new special converting

shares of 0.0002 pounds

PROPOSAL #O.40: Approve the Articles of Association          ISSUER            YES             FOR                  FOR

of Investec plc which were produced to the meeting

and initialed by the Chairman for the purposes of

identification as new articles A be and hereby

adopted as the new Articles of Association of

Investec plc [New Articles]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IOI CORPORATION BHD, PUTRAJAYA

  TICKER:                  N/A                 CUSIP:   Y41763106

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements for the FYE 30 JUN 2009 and the reports

of the Directors and the Auditors thereon

PROPOSAL #2.A: Re-elect Dato Lee Yeow Chor as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 101 of the Company's Articles of Association

PROPOSAL #2.B: Re-elect Mr. Lee Cheng Leang as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 101 of the Company's Articles of Association

PROPOSAL #3.A: Re-appoint Tan Sri Dato Lee Shin Cheng        ISSUER            YES         AGAINST           AGAINST

 as a Director of the Company, who retires pursuant

to Section 129 of the Companies Act, 1965, to hold

office until the next AGM

PROPOSAL #3.B: Re-appoint Mr. Chan Fong Ann as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Section 129 of the Companies Act, 1965, to hold

office until the next AGM

PROPOSAL #4.: Approve the increase in the payment of         ISSUER            YES             FOR                  FOR

Directors' fees to MYR 480,000 to be divided among

the Directors in such manner as the Directors may

PROPOSAL #5.: Re-appoint BDO Binder, the retiring              ISSUER            YES             FOR                  FOR

Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #6.1: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965, to allot and

 issue shares in the Company from time to time and

upon such terms and conditions and for such purposes

as they may deem fit subject always to the approval

of the relevant authorities being obtained for such

issue and provided that the aggregate number of

shares to be issued pursuant to this resolution does

not exceed 10% of the issued share capital for the

time being of the Company; and to obtain the approval

 from Bursa Malaysia Securities Berhad [Bursa

Securities] for the listing of and quotation for the

additional shares so issued; [Authority expires until

 the conclusion of the next AGM of the Company]

PROPOSAL #6.2: Authorize the Company, subject to                ISSUER            YES             FOR                  FOR

compliance with applicable laws, regulations and the

approval of all relevant authorities, to utilize up

to the aggregate of the Company's latest audited

retained earnings and share premium account to

purchase up to 10% of the issued and paid-up ordinary

 share capital of the Company [Proposed Purchase] as

may be determined by the Directors of the Company

from time to time through Bursa Securities upon such

terms and conditions as the Directors may deem fit

and expedient in the interest of the Company; at the

discretion of the Directors of the Company, the

shares of the Company to be purchased are to be

cancelled and/or retained as the treasury shares and

distributed as dividends or resold on Bursa

Securities and/or cancelled; and authorize the

Directors of the Company, to do all acts and things

to give effect to the proposed purchase with full

powers to assent to any condition, modification,

revaluation, variation and/or amendment [if any] as

may be imposed by the relevant authorities and/or do

all such acts and things as the Directors may deem

fit and expedient in the best interest of the

Company; [Authority expires the earlier at the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM

after that date is required by Law to be held];

whichever is the earlier but not so as to prejudice

the completion of purchase(s) by the Company before

the aforesaid expiry date and, in any event, in

accordance with the provisions of the main market

listing requirements of Bursa securities or any other

PROPOSAL #6.3: Approve to renew the shareholders'              ISSUER            YES             FOR                  FOR

mandate for the Company and its subsidiaries to enter

 into recurrent related party transactions of a

revenue or trading nature which are necessary for

day-to-day operations involving the interests of the

Directors, major shareholders or persons connected to

 the Directors and/or major shareholders of the

Company and its subsidiaries [Related Parties], as

specified subject to the following: a) the

transactions are carried out in the ordinary course

of business on normal commercial terms which are not

more favorable to the related parties than those

generally available to the public and are not to the

detriment of the minority shareholders of the

Company; and b) disclosure is made in the annual

report of the aggregate value of transactions

conducted pursuant to the Shareholders' Mandate

during the FY; [Authority expires the earlier at the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company after that date it is required to be

held pursuant to Section 143(1) of the Companies Act,

 1965 [the Act] [but shall not extend to such

extension as may be allowed pursuant to Section

143(2) of the Act]]; and authorize the Directors of

the Company to complete and do all such acts and

things as they may consider expedient or necessary to

 give effect to the proposed renewal of shareholders'

PROPOSAL #7..: Transact any other business                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IOI CORPORATION BHD, PUTRAJAYA

  TICKER:                  N/A                 CUSIP:   Y41763106

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company, subject to the approvals of the relevant

authorities or parties being obtained [where

required], including but not limited to the approval-

in-principle of Bursa Malaysia Securities Berhad for

the listing of and quotation for up to 420,747,059

Rights Shares to be issued pursuant to the Proposed

Rights Issue, to allot by way of a renounceable

rights issue up to a maximum of 420,747,059 Rights

Shares at an issue price of MYR 2.90 per Rights Share

 to the shareholders of the Company whose names

appear in the Record of Depositors at the entitlement

 date and time to be determined by the Board, on the

basis of 1 Rights Share for every 15 existing Shares

held in IOI on such date and on such other terms and

conditions as the Board may determine; authorize the

Board to deal with any fractional entitlements that

may arise from the Proposed Rights Issue in such

manner as the Board shall in its absolute discretion

deem expedient or in the best interests of the

Company; the Rights Shares to be issued shall, upon

issue and allotment, rank pari passu in all respects

with the then existing issued and paid-up Shares,

except that the holders of the Rights Shares shall

not be entitled to any dividends, rights, allotments

and/or distributions which may be declared, made or

paid to shareholders of the Company, the entitlement

date of which is prior to the allotment date of the

Rights Shares; any Rights Shares which are not

validly taken up or which are not allotted for any

reason whatsoever shall first be made available for

excess shares application; the proceeds of the

Proposed Rights Issue be utilized for the purposes as

 set out in the Circular to Shareholders of the

Company dated 5 October 2009, with full powers to

vary the manner and/or purpose of utilization of such

 proceeds in such manner as the Board may deem fit,

necessary and/or expedient, subject (where required)

to the approval of the relevant authorities; and to

do all such acts and things and enter into all such

transactions, arrangements, agreements and/or

documents as may be necessary or expedient in order

to implement, give effect to and complete the

Proposed Rights Issue with full power to assent to

any condition, modification, variation and/or

amendment as the Board may deem fit, necessary and/or

 expedient in the interests of the Company or as may

be imposed by any relevant authority or consequent

upon the implementation of the said conditions,

PROPOSAL #2.: Authorize PHSB and PAC, subject to the         ISSUER            YES             FOR                  FOR

passing of Ordinary Resolution 1 above and the

approval of the Securities Commission, Malaysia being

 obtained, to be exempted from any obligation to

extend a mandatory offer that may arise at any time

under Parts II and/or VII of the Code to holders of

voting shares and convertible securities of IOI to

acquire all the remaining voting shares and

convertible securities in IOI not already owned by

PHSB and PAC arising from or in connection with the

Proposed Rights Issue; authorize the Board of

Directors to do or procure to be done all such acts,

deeds and things and to execute, sign and deliver on

behalf of the Company, all such documents as it may

be deemed necessary, expedient and/or appropriate to

implement and give full effect to the Proposed

Exemption with full power to assent to any condition,

 modification, variation and/or amendment as the

Board may deem fit, necessary and/or expedient in the

 interest of the Company or as may be imposed by any

relevant authority or consequent upon the

implementation of the said conditions, modifications,

PROPOSAL #3.: Authorize the Company and its Board of         ISSUER            YES         AGAINST           AGAINST

Directors of the Company, at any time and from time

to time, to allot and issue to LYS, an Executive

Director of the Company, up to a maximum of 4,000,000

 new IOI Shares based on the maximum allowable

allotment pursuant to the Company's ESOS and in

accordance with the Bye-Laws of the ESOS; the number

of IOI Shares allocated, in aggregate, to Executive

Directors and Members of the senior management of IOI

 Group, shall not exceed 50% of the total number of

shares to be issued under the ESOS; and the number of

 IOI Shares to be allotted and issued to LYS, who

either singly or collectively through persons

connected with him, holds 20% or more of the issued

and paid-up share capital of the Company, shall not

exceed 10% of the total IOI Shares that are available

 to be issued under the ESOS, subject always to the

terms and conditions of the Bye-Laws and/or any

adjustments which may be made in accordance with the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IRPC PUBLIC COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y4177E119

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Acknowledge the notice of the Chairman           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the minutes of the AGM of                   ISSUER            YES             FOR                  FOR

shareholders for the year 2009 held on 08 APR 2009

PROPOSAL #3: Acknowledge the report on the Company's         ISSUER            YES             FOR                  FOR

performance of the year 2009 and approve the audited

financial statement for the YE 31 DEC 2009

PROPOSAL #4: Approve the allocation of the net profit        ISSUER            YES             FOR                  FOR

 of the year 2009 and approve dividend payment for

the year 2009, the dividend payment will be at the

rate of THB 0.18

PROPOSAL #5.1: Re-appoint Mr. Prasert Bunsumpun as a         ISSUER            YES             FOR                  FOR

Director in replacement of the person who is due to

retire by rotation

PROPOSAL #5.2: Re-appoint Mr. Pailin Chuchottaworn as        ISSUER            YES             FOR                  FOR

 a Director in replacement of the person who is due

to retire by rotation

PROPOSAL #5.3: Re-appoint Mrs. Jantima                                 ISSUER            YES             FOR                  FOR

Sirisaengtaksin as a Director in replacement of the

person who is due to retire by rotation

PROPOSAL #5.4: Re-appoint Mr. Sommai Khowkachaporn as        ISSUER            YES             FOR                  FOR

 a Director in replacement of the person who is due

to retire by rotation

PROPOSAL #5.5: Appointment of Mr. Chulayuth                        ISSUER            YES             FOR                  FOR

Hirunyavasit to replace Mr. Pala Sookawesh, as

PROPOSAL #6: Approve the bonus of Directors for the          ISSUER            YES             FOR                  FOR

year 2009 and remuneration of Directors for the year

2010

PROPOSAL #7: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

Abas Limited as the Auditors of the

PROPOSAL #8: Approve the issuance of the domestic              ISSUER            YES             FOR                  FOR

debenture and/or foreign debenture

PROPOSAL #9: Approve the cancellation of the current         ISSUER            YES             FOR                  FOR

Company's objectives and replace with the new version

 and amend the Article 3 of Memorandum of Association

 as specified

PROPOSAL #10: Other matters (if any)                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISRAEL CHEMICALS LTD

  TICKER:                  N/A                 CUSIP:   M5920A109

  MEETING DATE:      7/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve an agreement between the                   ISSUER            YES             FOR                  FOR

Company and the controlling shareholder, Israel

Corporation Ltd., for the supply by Israel Corp to

the Company and subsidiaries of management services

including day to day consultancy, professional,

finance, strategic, management consultancy,

regulatory and media consultancy and representation;

the agreement will replace the existing agreement

which has been in force from 1996 until the present

day by which Israel Corp supplied the services to the

 Company in consideration for USD 2.5 million a year,

 which amount was not updated from 1996 until now

despite the considerable increase over the years in

the business and geographic operation of the Company;

 in addition, directors of Israel Corp. are officers

of the Company and in respect of their services the

Company pays management fees to Israel Corp [USD

200,000 in respect of 3 directors of Israel Corp. in

2008]; the agreement will be for a 3 year period in

consideration for USD 3.5 million a year and the

Company will stop paying management fees in respect

of the services of directors of Israel Corp

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISRAEL CHEMICALS LTD

  TICKER:                  N/A                 CUSIP:   M5920A109

  MEETING DATE:      8/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of the                     ISSUER            YES             FOR                  FOR

financial statements and the Directors' report for

PROPOSAL #2.: Re-appoint Messrs. N. Gilad, Y. Rosen,         ISSUER            YES         AGAINST           AGAINST

N. Yatziv, A. Paz, C. Erez, V. Medina, M. Vidman, A.

Sadeh and A. Shochat as the Officiating Directors

until the next AGM and approve their remuneration as

well as liability exemption, insurance and indemnity

will remain without change by a previous general

meeting

PROPOSAL #3.: Approve the annual remuneration and              ISSUER            YES             FOR                  FOR

meeting attendance fees to some Directors in respect

of Officiating as Directors in certain subsidiaries

PROPOSAL #4.: Re-appoint Prof. Y. Orgold as an                   ISSUER            YES             FOR                  FOR

External Director for a statutory 3 year period

without change in remuneration, liability exemption,

insurance and indemnity

PROPOSAL #5.: Appoint Dr. M. Haran as an External              ISSUER            YES             FOR                  FOR

Director for a statutory 3 year period

PROPOSAL #6.: Approve to issue Dr. Haran of liability        ISSUER            YES             FOR                  FOR

 exemption and indemnity undertaking in the form

previously approved by general meeting and

participation in existing D and O insurance

PROPOSAL #7.: Approve the annual remuneration and              ISSUER            YES             FOR                  FOR

meeting attendance fees to the External Directors:

Prof. Orgold and Dr. Haran in respect of Officiating

as Directors in subsidiaries

PROPOSAL #8.: Appoint the Accountant Auditors and              ISSUER            YES             FOR                  FOR

authorize the Board to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISRAEL CHEMICALS LTD

  TICKER:                  N/A                 CUSIP:   M5920A109

  MEETING DATE:      2/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the issue to the Chairman, Mr.          ISSUER            YES             FOR                  FOR

Nir Gilad, of 800,000 options with an exercise price

of NIS 53.1 vesting by 3 installments; the issue is

in the frame of an issue 11 million options to 200

individuals including officers and senior executives;

 the economic value calculated by the Black & Schules

 method is NIS 14.8 million

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISRAEL DISCOUNT BANK LTD., TEL AVIV-JAFFA

  TICKER:                  N/A                 CUSIP:   465074201

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the issue of undertakings for          ISSUER            YES             FOR                  FOR

liability exemption to the extent permitted by law,

to D and O appointed after JUN 2007, or to be

appointed in the future, with the exception of owners

 of control in respect of whom a specific resolution

will be required

PROPOSAL #2.: Approve the issue of indemnity                       ISSUER            YES             FOR                  FOR

undertakings to D and O appointed after JUN 2007, or

to be appointed in the future, with the exception of

owners of control in respect of whom a specific

resolution will be required

PROPOSAL #3.: Appoint Ms. T. Guberman as an External         ISSUER            YES             FOR                  FOR

Director for a statutory 3 year period

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISRAEL DISCOUNT BANK LTD., TEL AVIV-JAFFA

  TICKER:                  N/A                 CUSIP:   465074201

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the registered                ISSUER            YES         ABSTAIN           AGAINST

share capital by 111 million Ordinary A Shares of NIS

 0.10 each in such manner that after the increase the

 Company's registered share capital will comprise of

1,961,000,000 Ordinary A Shares of NIS 1.10 par value

 and 40,000 6% Cumulative Preference Shares of NIS

0.00504 each

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISRAEL DISCOUNT BANK LTD., TEL AVIV-JAFFA

  TICKER:                  N/A                 CUSIP:   465074201

  MEETING DATE:      12/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint Dr. Y. Bachar as a Director of         ISSUER            YES         ABSTAIN           AGAINST

the Company commencing 01 JAN 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITAU UNIBANCO HLDG SA MEDIUM TERM NTS BOOK ENTRY R

  TICKER:                  N/A                 CUSIP:   P5968U113

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive the administrators accounts,         ISSUER             NO              N/A                  N/A

to examine, discuss and vote on the administrations

report, the financial statement'S and the accounting

statements accompanied by the Independent Auditor's

report regarding the FYE 31 DEC 2009

PROPOSAL #2: To decide on the allocation of the net          ISSUER             NO              N/A                  N/A

profits from the FY

PROPOSAL #3: Election of Srs. Pedro Moreira Salles,          ISSUER            YES             FOR                  FOR

Alfredo Egydio Arruda Villela Filho, Roberto Egydio

Setubal, Alcides Lopes Tapias, Alfredo Egydio

Setubal, Candido Botelho Bracher, Fernando Roberto

Moreira Salles, Francisco Eduardo de Almeida Pinto,

Gustavo Jorge Laboissiere Loyola, Henri Penchas,

Israel Vainboim, Pedro Luiz Bodin de Moraes and

Ricardo Villela Marino as the Directors

PROPOSAL #4: To set the total annual remuneration for        ISSUER             NO              N/A                  N/A

 the Members of the Board of Directors and the

Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITAUSA INVESTIMENTOS ITAU SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P58711105

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To examine the Board of Directors annual        ISSUER             NO              N/A                  N/A

 report, the financial statements, External Auditors

and of the finance Committee and documents opinion

report relating to FYE 31 DEC 2009

PROPOSAL #2: To deliberate on the proposal of budget         ISSUER             NO              N/A                  N/A

of capital

PROPOSAL #3: Election of the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors and the Members of the

PROPOSAL #4: To set the Directors, Board of Directors        ISSUER             NO              N/A                  N/A

 and finance Committee's global remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITC LTD

  TICKER:                  N/A                 CUSIP:   Y4211T171

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the accounts of the          ISSUER            YES             FOR                  FOR

Company for the FYE 31 MAR 2009, the balance sheet as

 at that date and the reports of the Directors and

the Auditors thereon

PROPOSAL #2.: Declare a dividend for the FYE 31 MAR          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #3.: Elect the Directors in place of those          ISSUER            YES             FOR                  FOR

who retire by rotation

PROPOSAL #S.4: Appoint Messrs. Deloitte Haskins &              ISSUER            YES             FOR                  FOR

Sells, Chartered Accountants as the Auditors of the

Company to hold such office until the conclusion of

the next AGM to conduct the audit at a remuneration

of INR 135,00,000 payable in 1 or more installments

plus service tax as applicable and reimbursement of

out-of-pocket expenses incurred

PROPOSAL #5.: Appoint Mr. Anthony Ruys as a Director         ISSUER            YES             FOR                  FOR

of the Company, who is liable to retire by rotation,

for a period of 5 years from the date of this

meeting, or till such earlier date to confirm with

the policy on retirement as may be determined by the

Board of Directors of the Company and/or by any

applicable statutes, rules, regulations or guidelines

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAIPRAKASH ASSOCIATES LTD

  TICKER:                  N/A                 CUSIP:   Y42539117

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, the profit & loss account

for the YE on that date and the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Approve to confirm interim dividends            ISSUER            YES             FOR                  FOR

and declare final dividend for the FY 2008-09

PROPOSAL #3.: Re-appoint Shri Sunny Gaur as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri S.C. Gupta as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri Gopi K. Arora as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Shri Sarat Kumar Jain as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Re-appoint Shri Ranvijay Singh as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #8.: Appoint Messrs. M.P. Singh &                          ISSUER            YES             FOR                  FOR

Associates, Chartered Accountants, as the Statutory

Auditors of the Company, to hold office from the

conclusion of this AGM until the conclusion of the

next AGM and authorize the Board of Directors to fix

their remuneration

PROPOSAL #S.9: Approve the Employee Stock Purchase            ISSUER            YES         AGAINST           AGAINST

Scheme of the Company, to be known as 'Jaypee

Employee Stock Purchase Scheme, 2009' [hereinafter

referred to as the 'Scheme'] for offering and

allotting upto 1,25,00,000 Equity Shares of INR 2

each of the Company at a price of INR 60 per share,

comprising of INR 2 towards share capital and balance

 INR 58 towards Securities premium, to the Trust to

be created for administering the Scheme and for the

benefit of the employees [including Directors] of the

 Company, excluding employees who are promoters or

belong to the promoter group and Directors, who

individually either by themselves or through their

relatives or through any body corporate, directly or

indirectly hold more than 10% of the equity shares of

 the Company, on the terms and conditions contained

in the Scheme, as specified in the Explanatory

Statement annexed hereto, subject to such

amendment[s]/modification[s]/revision[s] as may be

considered necessary and approved by the Board of

Directors, in terms of the Securities and Exchange

Board of India [Employee Stock Option Scheme and

Employee Stock Purchase Scheme] Guidelines, 1999; in

terms of the Securities and Exchange Board of India

[Employee Stock Option Scheme and Employee Stock

Purchase Scheme] Guidelines, 1999, the equity shares

under the 'Jaypee Employee Stock Purchase Scheme,

2009' be also offered through the said Trust to the

employees [including Directors] of the subsidiaries

of the Company excluding the employees of the

subsidiaries who form part of the promoter group of

the respective subsidiaries and Directors of

subsidiaries who individually either by themselves or

 through their relatives or through any body

corporate, directly or indirectly hold more than 10%

of the equity shares of the respective subsidiaries,

on the terms and conditions contained in the Scheme

and the authorities and the powers given by the

underlying resolutions shall apply mutatis mutandis

to the equity shares being offered to the employees

of the Company's subsidiaries as set out herein;

authorize the Board, in accordance with the

provisions of Section 81(1A) and other applicable

provisions of the Companies Act, 1956 [including any

statutory modification or re-enactment thereof, for

the time being in force], and the enabling provisions

 of the Memorandum and Articles of Association of the

 Company, and the prevailing statutory guidelines in

that behalf and subject to requisite consents,

permissions and approvals and/or sanctions as may be

required [hereinafter singly or collectively referred

 to as 'the requisite approvals'] and subject to such

 conditions as may be prescribed or imposed by any

one/all authorities while granting the requisite

approvals and which may be agreed to by the Board of

Directors of the Company [hereinafter referred to as

'the Board' which term shall be deemed to include any

 Committee of Directors, for the time being, duly

authorized by the Board to exercise the powers

conferred on the Board by this resolution], to issue

PROPOSAL #S.10: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company, pursuant to Section 372A and other

applicable provisions, if any, of the Companies Act,

1956 and subject to the approvals of Financial

Institutions/Banks and such other approvals as may be

 required, to make investment of Surplus Funds of the

 Company from time to time in any Mutual Fund

Scheme[s], debt instrument[s] or debt based

securities of any government, semi-government or

listed Company[ies] upto an amount not exceeding INR

500 Crores at any one time, in one or more tranches,

notwithstanding the fact that the aggregate of the

investments so far made, securities so far provided,

loans/ guarantees so far given by the Company along

with the proposed investments/loans, shall exceed 60%

 of the paid-up capital and free reserves of the

Company or 100% of its free reserves, whichever is

more and to do all such acts, deeds and things as may

 be expedient and necessary to give effect to this

resolution

PROPOSAL #S.11: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company, pursuant to Section 372A and other

applicable provisions, if any, of the Companies Act,

1956 and subject to the approval of financial

institutions and such other approvals as may be

required, to make additional investment of upto INR

200 Crores in aggregate in two subsidiaries of the

Company viz. Bhilai Jaypee Cement Limited & Bokaro

Jaypee Cement Limited by way of acquiring upto 20

Crores fully paid equity shares of INR 10 each at par

 of the said subsidiaries and/or giving loans or

giving guarantees or providing security [including

giving Sponsor Support/Shortfall Undertakings] in

connection with a loan given by any other person to

the said subsidiaries, notwithstanding the fact that

the aggregate of the investments so far made,

securities so far provided, loans/guarantees so far

given by the Company along with the proposed

investment[s], may exceed 60% of the paid-up capital

and free reserves of the Company or 100% of its free

reserves, whichever is more and to do all such acts,

deeds and things as may be expedient and necessary to

 give effect to this resolution

PROPOSAL #12.: Authorize Board of Directors of the            ISSUER            YES             FOR                  FOR

Company, in terms of Section 293(1)(a) and other

applicable provisions, if any, of the Companies Act,

1956, to mortgage and/or charge, subject to the

existing charges, immovable and movable properties of

 the Company, wheresoever situate, present and

future, in such manner as may be decided in

consultation with the term lending

Institutions/Banks/Debenture Trustees to or in favour

 of [i] Punjab National Bank [PNB] as term loan

provider and [ii] IDBI Trusteeship Services Limited

[as Trustees for NCDs] to secure: a] Rupee Term Loan

of INR 500 Crores from PNB; b] 5000- 11.75% Non-

convertible Debentures [NCDs] of the Company of INR

10 lacs each, aggregating INR 500 Crores privately

placed with ICICI Bank Limited, IDBI Trusteeship

Services Ltd. acting as Trustees for NCDs; and c]

9000- 11.75% Non-convertible debentures [NCDs] of the

 Company of INR 10 lacs each, aggregating INR 900

Crores privately placed with various parties through

Sole Book Runner & Lead Arranger Standard Chartered

Bank, IDBI Trusteeship Services Ltd. acting as

Trustees for NCDs; together with interest thereon at

the respective agreed rates, compound interest,

additional interest, liquidated damages, premia on

prepayment, costs, charges, expenses, Trustees'

remuneration and other monies payable by the Company

to PNB and ICICI Bank Limited under respective loan

agreements/debenture subscription agreement entered

into by the Company in respect of the aforesaid

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAIPRAKASH ASSOCIATES LTD

  TICKER:                  N/A                 CUSIP:   Y42539117

  MEETING DATE:      10/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956 and subject to such approvals as

may be necessary from the Financial Institutions

and/or Banks, to create security by way of pledge of

equity shares of Jaiprakash Hydro-Power Limited

[JHPL], a subsidiary of the Company, held by the

Company in favor of lenders of JHPL and to give

undertaking to lenders of JHPL for non disposal of

equity shares of JHPL held by the Company as per

details as specified to this notice, seeking approval

 of the Members notwithstanding the fact that the

aggregate of the investments so far made, securities

so far provided, loans/guarantees so far given by the

 Company along with the proposed extension of

security may exceed 60% of the paid up capital and

free reserves of the Company or 100% of its free

reserves whichever is more; and to do all such acts,

deeds or things as may be expedient or necessary to

give effect to this Resolution

PROPOSAL #S.2: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956 and subject to such approvals as

may be necessary from the Financial Institutions

and/or Banks, to create security by way of pledge of

equity shares of Jaiprakash Power Ventures Limited

[JPVL], a subsidiary of the Company, held by the

Company in favor of lenders of JPVL and to give

undertaking to lenders of JPVL for non disposal of

equity shares of JPVL held by the Company as

specified to this notice, seeking approval of the

Members notwithstanding the fact that the aggregate

of the investments so far made, securities so far

provided, loans/guarantees so far given by the

Company along with the proposed extension of security

 may exceed 60% of the paid up capital and free

reserves of the Company or 100% of its free reserves

whichever is more; and to do all such acts, deeds or

things as may be expedient or necessary to give

effect to this resolution

PROPOSAL #S.3: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956 and subject to such approvals as

may be necessary from the Financial Institutions

and/or Banks, to create security by way of pledge of

equity shares of Jaiprakash Power Ventures Limited

[JPVL], a subsidiary of the Company, held by the

Company in favor of lenders of JPVL as specified to

this notice, seeking approval of the Members

notwithstanding the fact that the aggregate of the

investments so far made, securities so far provided,

loans/guarantees so far given by the Company along

with the proposed extension of security may exceed

60% of the paid up capital and free reserves of the

Company or 100% of its free reserves whichever is

more; and to do all such acts, deeds or things as may

 be expedient or necessary to give effect to this

resolution

PROPOSAL #S.4: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to Section 372A and other

applicable provisions, if any, of the Companies Act,

1956 and subject to the approvals of Financial

Institutions and such other approvals as may be

required, to make an investment of: i] up to INR 500

crores in 1 or more tranches in the equity shares of

Sangam Power Generation Company Limited and ii] up to

 INR 600 crores in 1 or more tranches in the equity

shares of Prayagraj Power Generation Company Limited

as specified to this notice, seeking approval of the

Members notwithstanding the fact that the aggregate

of the investments so far made, securities so far

provided, loans/guarantees so far given by the

Company along with the proposed investment 60% of the

 paid up capital and free reserves of the Company or

100% of its free reserves of the Company or 100% of

its free reserves, whichever is more; and to do all

such acts, deeds or things as may be expedient or

necessary to give effect to this resolution

PROPOSAL #S.5: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to Section 372A and other

applicable provisions, if any, of the Companies Act,

1956 and subject to the approvals of Financial

Institutions/Banks and such other approvals as may be

 required, to make an investment of up to INR 400

crores only in 1 or more tranches in the Equity Share

 Capital of proposed special purpose Vehicle Company

to be incorporated for development of Inner Ring Road

 at Agra on DBFOT basis, notwithstanding the fact

that the aggregate of the investments so far made,

securities so far provided, loans/guarantees so far

given by the Company along with the proposed

investment may exceed 60% of the paid up capital and

free reserves of the Company or 100% of its free

reserves, whichever is more; and to do all such acts,

 deeds or things as may be expedient or necessary to

give effect to this resolution

PROPOSAL #S.6: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to Section 372A and other

applicable provisions, if any, of the Companies Act,

1956 and subject to the approvals of Financial

Institutions/Banks and such other approvals as may be

 required, to make an investment of up to INR 50

crores in 1 or more tranches in the Equity Share

Capital of proposed Joint Venture Company to be

jointly incorporated by the Company and Madhya

Pradesh State Mining Corporation Limited to undertake

 mining and sale of coal from the Mandla South Coal

Block, in district Chhindwara, Madhya Pradesh,

notwithstanding the fact that the aggregate of the

investments so far made, securities so far provided,

loans/guarantees so far given by the Company along

with the proposed investment 60% of the paid up

capital and free reserves of the Company or 100% of

its free reserves of the Company, whichever is more;

and to do all such acts, deeds and things as may be

expedient and necessary to give effect to this

PROPOSAL #S.7: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956 and subject to the approvals of

Financial Institutions/Banks and such other approvals

 as may be required, to make an investment of up INR

300 crores only in 1 or more tranches, in the equity

share capital of proposed Joint Venture Company to be

 jointly incorporated by the Company and Assam

Mineral Development Corporation Limited [AMDC] for

exploration/exploitation of the mineral deposits viz.

 Limestone & coal and setting up of cement plant in

joint venture with AMDC, notwithstanding the fact

that the aggregate of the investments so far made,

securities so far provided loans/guarantees so far

given by the Company along with the proposed

investment may exceed 60% of the paid up capital and

free reserves of the Company or 100% of its free

reserves, whichever is more; and to do all such acts,

 deeds and things as may be expedient and necessary

to give effect to this Resolution

PROPOSAL #8.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company, in terms of Section 293(1)(a) and other

applicable provisions, if any, of the Companies Act,

1956, [including any Committee of the Board

constituted/to be constituted to exercise its power]

to mortgage and/or charge, subject to the existing

charges, entire fixed assets of the Company,

wheresoever situate, present and future as first pari

 passu charge along with other term lenders, in such

manner as they may be decided to secure term loan of

INR 750 crores and corporate loan of INR 250 crores

granted by State Bank of India; together with

interest thereon at the respective agreed rates,

compound interest, additional interest, liquidated

damages, premia on prepayment, costs, charges,

expenses and other monies payable by the Company to

the said Bank under the Loan Agreement entered/to be

entered into by the Company in respect of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAIPRAKASH ASSOCIATES LTD

  TICKER:                  N/A                 CUSIP:   Y42539117

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the        ISSUER            YES         ABSTAIN           AGAINST

 Company, pursuant to the applicable provisions of

the Companies Act, 1956, Article 194 of the Articles

of Association of the Company and in accordance with

the Securities & Exchange Board of India [Issue of

Capital and Disclosure Requirements] Regulations,

2009 [the Regulations] and subject to such other

necessary approvals, permissions and sanctions, as

may be required and subject to such terms and

conditions as may be specified while according such

approvals, which terms and conditions may at the

discretion of the Board be agreed to, to capitalize a

 sum not exceeding INR 141,45,60,634 out of the

Company's capital redemption reserve

account/securities premium account/general reserve

account or such other accounts as are permissible to

be utilized for the purpose, as per the audited

accounts of the Company for the FYE 31 MAR 2009 and

that the said amount be transferred to the share

capital account and be applied for issue and

allotment of equity shares not exceeding 70,72,80,317

 equity shares of INR 2 each as bonus shares credited

 as fully paid up, to the eligible Members of the

Company holding equity shares of INR 2 each whose

names appear on the Company's Register of Member on

such date [Record Date] as the Board may determine,

in the proportion of 1 new fully paid equity share of

 INR for every 2 equity shares of INR 2 each held in

the Company as on the record date and that the new

bonus shares so issued and allotted shall be treated

for all purposes as an increase of the nominal amount

 of the equity capital of the Company held by each

such Member and not as income; resolved further that

pursuant to the Securities & Exchange Board of India

[issue of Capital and Disclosure Requirements]

Regulations, 2009, such number of bonus equity shares

 as in the same proportion [that is 1 new fully paid

up equity share of INR 2 for every 2 equity shares of

 INR 2 each held in the Company as on record date] be

 reserved in favor of the holders of the outstanding

Foreign Currency Convertible Bonds [FCCBs] issued by

the Company, for issue and allotment at the time of

conversion in respect of such of those FCCBs which

may be lodged for conversion till the record date and

 authorize the Board to capitalize the required

amount out of the Company's capital redemption

reserve account/securities premium account/general

reserve account or such other accounts as are

permissible to be utilized for the purpose, as per

the audited accounts of the Company for the FYE 31

MAR 2009 and that the said amount be transferred to

the share capital account and be applied for issue

and allotment of the said equity shares as bonus

shares credited as fully paid up resolved further

that in respect of the outstanding FCCBs lodged for

conversion after the record date, to make appropriate

 adjustment in the conversion price of shares to be

issued on conversion of such FCCBs in terms of the

provisions of the concerned offering circular, so as

PROPOSAL #2.: Authorize the Board of Directors of the        ISSUER            YES         ABSTAIN           AGAINST

 Company, in terms of Section 293[1][a] and other

applicable provisions, it any, of the Companies Act,

1956, [including any Committee of the Board

constituted/to be constituted to exercise its power]

to mortgage and/or charge, subject to the existing

charges, the properties, of the Company, whosesoever

situate, present or future, as first pari passu

charge along with other lenders, in such manner as

may be decided by the Board of Directors in

consultation with the LIC/Debenture Trustee to or in

favor of IDBI Trusteeship Services Limited [as

Trustees for NCDs] to secure 4,000 Redeemable Non-

Convertible Debentures [NCDs] of the Company of INR

10 lacs each, aggregating INR 400 Crores, privately

placed with Life Insurance Corporation of India

[LIC], together with interest thereon at the

respective agreed rates, compound interest,

additional interest, liquidated damages, premium on

prepayment, costs, charges, expenses and other monies

 payable by the Company to the said lenders/Trustees

under the Debenture Trust Deed/Agreement entered/to

be entered into by the Company in respect of the

PROPOSAL #3.: Authorize the Board of Directors of the        ISSUER            YES         ABSTAIN           AGAINST

 Company, in terms of Section 293[1][a] and other

applicable provisions, if any, of the Companies Act,

1956, [which term shall be deemed to include any

Committee of the Board constituted/to be constituted

to exercise its powers] to mortgage and/or charge,

subject to the existing charges, all the immovable

and movable assets [including all revenues, receipts,

 receivables and intangible properties] of the

Company's Projects as specified, whosesoever situate,

 present and future, in such manner as may be decided

 in consultation with the Lender, to secure the term

loan of INR 1200 Crores granted by ICICI Bank

Limited, together with interest thereon at the

respective agreed rates, compound interest,

additional interest, liquidated damages, premium on

prepayment, costs, charges, expenses and other monies

 payable by the Company to the said Bank under the

Loan Agreement entered/to be entered into by the

Company in respect of the aforesaid loan

PROPOSAL #4.: Authorize the Board of Directors of the        ISSUER            YES         ABSTAIN           AGAINST

 Company, in terms of Section 293[1][a] and other

applicable provisions, if any, of the Companies Act,

1956, [which term shall be deemed to include any

Committee of the Board constituted/to be constituted

to exercise its powers] to mortgage and/or charge,

subject to the existing charges, all the immovable

and movable assets of the Company's Jaypee Himachal

Cement Plant, whosesoever situate, present and

future, in such manner as may be decided in

consultation with the Lender, to secure the term loan

 of INR 100 Crores granted by L & T Finance Limited,

together with interest thereon at the respective

agreed rates, compound interest, additional interest,

 liquidated damages, premium on prepayment, costs,

charges, expenses and other monies payable by the

Company to the said lender under the Loan Agreement

entered/to be entered into by the Company in respect

of the aforesaid loan

PROPOSAL #5.: Re-appoint, pursuant to Sections 198,          ISSUER            YES         ABSTAIN           AGAINST

269, 309, 310 and 311 read with Schedule XIII and

other applicable provisions, if any of the Companies

Act, 1956, Shri Sunny Gaur as a Managing Director

[Cement] of the Company for a further period of 5

years with effect from 31 DEC 2009 on the

remuneration and the terms and conditions as

specified; approve, pursuant to Section 198 and all

other applicable provisions of the Companies Act,

1956, to pay the remuneration as specified as minimum

 remuneration to Shri Sunny Gaur notwithstanding that

 in any FY of the Company during his tenure as

Managing Director [Cement], the Company has made no

profits or profits are inadequate; authorize the

Board of Directors of the Company to alter or vary

the terms of appointment of the appointee including

retailing to remuneration, as it may at its

discretion deem fit, from to time provided that the

remuneration is within the limit laid down in the

then subsisting respective provisions of the

PROPOSAL #S.6: Authorize the Board, pursuant to                 ISSUER            YES         ABSTAIN           AGAINST

Section 372A and other applicable provisions, if any,

 of the Companies Act, 1956 and subject to the

approval of the Financial Institutions and such other

 approvals as may be required, to make an additional

investment of upto INR 250 Crores, in one or more

tranches, by way of acquiring the equity share

capital of/providing loans to/providing security or

guarantees for the loans granted/to be granted by

Financial Institutions and Banks to JPSK Sports

Private Limited, a subsidiary of the Company as

specified; notwithstanding the fact that the

aggregate of the investments so far made, securities

so far provided, loans/guarantees so far given by the

 Company alongwith the proposed investment may exceed

 60% of the Paid-up Capital and free reserves of the

Company or 100% of its free reserves, whichever is

more; authorize the Board of Directors of the Company

 to do all such acts, deeds, and things as may be

expedient and necessary to give effect to this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAIPRAKASH ASSOCIATES LTD

  TICKER:                  N/A                 CUSIP:   Y42539117

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to Section 372A and other

applicable provisions, if any, of the Companies Act,

1956 and subject to the approval of the financial

institutions and such other approvals as may be

required, to create/extend security by way of pledge

of equity shares of Jaypee Infotech Limited [JIL], a

subsidiary of the Company, held by the Company in

favor of lenders of JIL and to give undertakings to

lenders of JIL, as per details as specified; not

withstanding the fact that the aggregate of the

investments so far made, securities so for provided,

loans/guarantees so far given by the Company along

with the proposed extension of security may exceed

60% of the paid-up capital and free reserves of the

Company or 100% of its free reserves, whichever is

more; and the Board of Directors of the Company to do

 all such acts, deeds and things as may be expedient

and necessary to give affect to this resolution

PROPOSAL #S.2: Authorize the Board of Directors,                ISSUER            YES             FOR                  FOR

pursuant to Section 149[2A] and other applicable

provisions, if any of the Companies Act, 1956 for

commencing all or any of the business as specified in

 Clause nos. 10, 17 and 35 of the other objects

Clause of the Memorandum of Association of the Company

PROPOSAL #S.3: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956 and subject to the approvals as

may be required to make an initial investment of up

to INR 200 crores only in 1 or more tranches, in the

equity share capital of a Company proposed to be

incorporated with the name Jaypee Industries and

Fertilizers Limited or such other name as may be made

 available by Registrar of Companies, for the purpose

 of engaging in the business of manufacturing and

marketing of fertilizers, notwithstanding the fact

that the aggregate of the investments so far made,

securities so far provided, loans/guarantees so far

given by the Company along with the proposed

investment may exceed 60% of the paid up capital and

free reserves of the Company or 100% of its free

reserves, whichever is more; and the Board of

Directors of the Company to do all such acts, deeds,

matters and things, settle any question, difficulty

or doubt that may arise in this regard and give such

Directors, as it may in its absolute discretion, deem

 expedient desirable and necessary including

delegating all or any of the powers herein conferred

to any Committee of Directors or Executive Chairman

or whole time Director or any Director[s] or any

other officer[s] of the Company to, give effect to

this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JBS S A

  TICKER:                  N/A                 CUSIP:   P59695109

  MEETING DATE:      12/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Authorize the issuance of swappable or         ISSUER            YES             FOR                  FOR

convertible debentures issuance by the Company, at an

 amount equivalent to up to USD 2,000,000,000, the

debentures will have clauses that make them swappable

 for shares of JBS USA Holding, Inc, or convertible

into shares of the Company, in both cases mandatory,

in accordance with that which will be determined in

the issuance indenture, in accordance with the terms

of Article 52, ET Sequence, of Law 6404-76 Corporate

Law and other, pertinent legal provisions, as well as

 the specified correlated items: i  authorize the

Board of Directors of the Company to amend, if

necessary, the matters that are dealt with in the

second part of Paragraph 1 of Article 59 of the

Corporate Law, ii  authorize the Executive Committee

of the Company to take all of the measures necessary

to effectuate the issuance

PROPOSAL #B.: Approve the acquisition, by any of the         ISSUER            YES             FOR                  FOR

subsidiaries of the Company, whether direct or

indirect, of the American Company Pilgrims Pride

Corporation

PROPOSAL #C.: Approve the amendment of the Corporate         ISSUER            YES             FOR                  FOR

Bylaws of the Company, for the: i amendment of the

corporate purpose in such a way as to include the

activities conducted by Bertin S.A., ii  increase of

the authorized capital limit, to up to more than

5,000,000,000 common, nominative, book-entry shares

with no par value, as a result of the issuance, iii

inclusion, in the chapter final and transitory

provisions, of Article 46, in which there will be

stated the rules applicable to the Constitution of

the Special Independent Committee that is dealt with

in CVM Guidance Opinion Number 35-2008, the

functioning of which, of a provisional nature, seeks

to comply with the ends contemplated in the mentioned

 guidance opinion, bearing in mind the proposed

operation of integration of the operations of Bertin

S.A. Bertin and of the Company, in accordance with

the terms of the material facts disclosed on 16 SEP

2009, 22 OCT 2009, and 07 DEC 2009

PROPOSAL #D.: Approve the waiver, for any persons who        ISSUER            YES             FOR                  FOR

 acquire debentures within the framework of the

issuance, as the owner of the debentures or of shares

 resulting from them, of the obligation to make a

public tender offer for the acquisition of all of the

 shares issued by the Company, as is made an option

by Article 53 of Paragraph 8, of the Corporate Bylaws

 of the Company

PROPOSAL #E.: Approve to cancel the Treasury Shares           ISSUER            YES             FOR                  FOR

PROPOSAL #F.: Ratify the hiring, by the Company's              ISSUER            YES             FOR                  FOR

Management, of Apsis Consultoria Empresarial Ltd,

with its headquarters in the city of Rio De Janeiro,

state of Rio De Janeiro, at Rua Sao Jose, No. 90,

Group 1802, with corporate taxpayer ID CNPJ-MF Number

 27.281.922-0001-70 apsis responsible for the

valuation: i  at the Company's economic value, as a

result of the transaction for the merger of shares

issued by Bertin into the Company, ii  at the market

value of the equity of Bertin and that of the

Company, in light of the merger of the shares of

Bertin into the Company, iii  at the book equity

value of the shares issued by Bertin, for the

purposes of Article 226 of the Corporate Law and

approve the respective valuation reports prepared by

PROPOSAL #G.: Approve to analyze and discuss the                ISSUER            YES             FOR                  FOR

protocol and justification of merger of shares of the

 issuance of Bertin into the Company, entered into

between the Company, as the Company carrying out the

merger, and Bertin, as the Company being merged

protocol and justification, accompanied by the

pertinent documents, taking cognizance of the opinion

 of the Company's Finance Committee

PROPOSAL #H.: Approve the merger of the shares issued        ISSUER            YES             FOR                  FOR

 by Bertin into the equity of the Company, under the

terms stated in the protocol and justification, with

the consequent increase of the Company's share

capital and the conversion of Bertin into a wholly-

owned subsidiary of the Company

PROPOSAL #I.: Approve to consolidate the Corporate            ISSUER            YES             FOR                  FOR

Bylaws of the Company, not only as a result of the

increase of the share capital as a result of the

merger of the shares of Bertin into the Company and

the cancellation of treasury shares, but also as a

result of the matters contained in item C of the

PROPOSAL #J.: Authorize the Managers to do all the            ISSUER            YES             FOR                  FOR

acts necessary to make the resolutions contained in

the agenda effective

PROPOSAL #K.: Elect a new Member to the Company's              ISSUER            YES         AGAINST           AGAINST

Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JBS S A

  TICKER:                  N/A                 CUSIP:   P59695109

  MEETING DATE:      12/31/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Ratify the appointment and hiring by            ISSUER            YES             FOR                  FOR

the Management of the Company, of Apsis Consultoria

Empresarial Ltda, with its headquarters in the City

of Rio De Janeiro, State of Rio De Janeiro, at Rua

Sao Jose, no. 90, Group 1802, with corporate taxpayer

 ID [CNPJ/MF] number 27.281.922-0001-70 Apsis, the

specialized Company responsible for the valuation, at

 book equity value, of the equity (i) of Bertin S.A,

with corporate Taxpayer ID [CNPJ] number 09.112.489-

0001-68 [Bertin], and (ii) of Jbs Couros Ltda, with

corporate taxpayer Id [CNPJ] number 11.046489-0001-14

 [JBS Couros], a subsidiary of the Company, as well

as approve the respective valuation reports of those

companies, prepared by Apsis, on the basis of Bertins

 and JBSS balance sheets prepared on 30 SEP 2009

PROPOSAL #B.: Approve the respective protocols and            ISSUER            YES             FOR                  FOR

justifications of the mergers of Bertin and of JBS

Couros into the Company [Protocols], accompanied by

the pertinent documents, taking cognizance of the

opinion of the Company's finance committee

PROPOSAL #C.: Approve, subject to the prior approval         ISSUER            YES             FOR                  FOR

of the merger of all of the shares issued by Bertin

into the Company, which is the subject to be decided

on by the EGM called for 29 DEC 2009, i) the merger

of Bertin into the Company, and ii) the merger of Jbs

 Couros into the Company, in accordance with the

conditions stated in the protocols, with the

consequent extinction of Bertin and of Jbs Couros,

for all purposes of law

PROPOSAL #D.: Elect new Members to the Board of                 ISSUER            YES         AGAINST           AGAINST

Directors of the Company, as well as to reformulate

the size and composition of the Board of Directors of

 the Company, with it being the case that all the

members of the Board of Directors who remain in their

 positions and also those who come to be elected will

 serve out a unified term in office that will be in

effect until the AGM that will be held in 2011

PROPOSAL #E.: Authorize the Managers of the Company          ISSUER            YES             FOR                  FOR

to do all the acts necessary to effectuate the

resolutions contained in the agenda

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JBS S A

  TICKER:                  N/A                 CUSIP:   P59695109

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Amend the Article 3 of the Corporate            ISSUER            YES             FOR                  FOR

bylaws of the Company, in such a way as to add to its

 Corporate purpose

PROPOSAL #II.: Amend the Articles 16, 20 and 27 of            ISSUER            YES             FOR                  FOR

the Corporate bylaws of the Company, in such a way as

 to regulate in greater detail the mechanism for the

replacement of its Managers

PROPOSAL #III.: Approve to consolidate the Corporate         ISSUER            YES             FOR                  FOR

bylaws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JBS S A

  TICKER:                  N/A                 CUSIP:   P59695109

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the administrators accounts, the        ISSUER            YES             FOR                  FOR

 financial statements regarding the FYE 31 DEC 2009

PROPOSAL #2: Approve to decide regarding the                       ISSUER            YES             FOR                  FOR

allocation of the net profit from the FYE 31 DEC 2009

 and regarding the distribution of dividends in the

amount of BRL 61,476,484.75

PROPOSAL #3: Election of the members of the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Election of the members of the Finance          ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #5: Approve to set the total annual payment         ISSUER            YES         AGAINST           AGAINST

for the members of the Directors and the members of

the Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JIANGSU EXPRESSWAY CO LTD

  TICKER:                  N/A                 CUSIP:   Y4443L103

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend the scope of the business as              ISSUER            YES             FOR                  FOR

stated in Article 2.2 of the Articles of Association

of the Company

PROPOSAL #2.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES             FOR               AGAINST

PROPOSAL: appoint Mr. Gao Bo as an Independent Non-

Executive Director of the Company; and approve the

signing of an appointment letter of the Independent

Non-Executive Director with Mr. Gao, with a term

commencing from the date of the 2009 Second EGM and

expiring on the date of the 2011 AGM and an annual

remuneration amounting to RMB 50,000 [after tax]

PROPOSAL #3.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES             FOR               AGAINST

PROPOSAL: appoint Mr. Xu Chang Xin as a Independent

Non-Executive Director of the Company; and approve

the signing of an appointment letter of the

Independent Non-executive Director with Mr. Xu, with

a term commencing from the date of the 2009 Second

EGM and expiring on the date of the 2011 AGM and an

annual remuneration amounting to RMB 50,000 [after

PROPOSAL #4.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES             FOR               AGAINST

PROPOSAL: appoint Ms. Cheng Chang Yung Tsung, Alice

as a Non-executive Director of the Company was

proposed and the signing of an appointment letter of

Non-executive Director with Ms. Chang, with a term

commencing from the date of the 2009 second EGM and

expiring on the date of the 2011 AGM and an annual

remuneration amounting to HKD 300,000 [after tax]

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES             FOR               AGAINST

PROPOSAL: appoint Mr. Fang Hung, Kenneth as a Non-

executive Director of the Company was proposed and

the signing of an appointment letter of Non-executive

 Director with Mr. Fang, with a term commencing from

the date of the 2009 second EGM and expiring on the

date of the 2011 AGM and an annual remuneration

amounting to HKD 300,000 [after tax]

PROPOSAL #6.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES             FOR               AGAINST

PROPOSAL: approve the appointment of Mr. Sun Hong

Ning as Supervisor of the Company was proposed and

the signing of an appointment letter of Supervisor

with Mr. Sun, with a term commencing from the date of

 the 2009 second EGM and expiring on the date of the

2011 AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JIANGSU EXPRESSWAY COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   Y4443L103

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for the YE 31 DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the annual budget report for              ISSUER            YES             FOR                  FOR

year 2009

PROPOSAL #4: Approve the audited accounts and the              ISSUER            YES             FOR                  FOR

auditor report for the YE 31 DEC 2009

PROPOSAL #5: Approve the profit distribution scheme          ISSUER            YES             FOR                  FOR

of the Company in respect of the final dividend for

the YE 31 DEC 2009: the Company proposed to declare a

 cash dividend of RMB 0.31 for every share  tax

PROPOSAL #6: Appointment of Deloitte Touche Tohmatsu         ISSUER            YES             FOR                  FOR

Certified Public Accountants Limited

PROPOSAL #7: Approve the issue of not more than                 ISSUER            YES             FOR                  FOR

RMB1.5 billion short-term commercial papers pursuant

to the Administration Rules for Short-term Commercial

 Papers promulgated by the People's Bank of China

within one year from the date of approval of this

resolution and authorize of Mr. Shen Chang Quan and

Mr. Qian Yong Xiang, both being Directors of the

Company, to deal with the matters related to the issue

PROPOSAL #8.A: Approve the salary adjustment of Mr.          ISSUER            YES             FOR                  FOR

Fan Cong Lai, an Independent Non-Executive Director

of the Company, from RMB50,000 per annum to RMB60,000

 per annum (after tax)

PROPOSAL #8.B: Approve the salary adjustment of Mr.          ISSUER            YES             FOR                  FOR

Chen Dong Hua, an Independent Non-Executive Director

of the Company, from RMB50,000 per annum to RMB60,000

 per annum (after tax)

PROPOSAL #8.C: Approve the salary adjustment of Mr.          ISSUER            YES             FOR                  FOR

Xu Chang Xin, an Independent Non-Executive Director

of the Company, from RMB50,000 per annum to RMB60,000

 per annum (after tax)

PROPOSAL #8.D: Approve the salary adjustment of Mr.          ISSUER            YES             FOR                  FOR

Gao Bo, an Independent Non-Executive Director of the

Company, from RMB50,000 per annum to RMB60,000 per

annum (after tax)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JIANGXI COPPER CO LTD

  TICKER:                  N/A                 CUSIP:   Y4446C100

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for the year of 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the year of 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the auditors' report for the year of 2009

PROPOSAL #4: Approve the proposal for distribution of        ISSUER            YES             FOR                  FOR

 profit of the Company for the year of 2009

PROPOSAL #5: Appoint Ernst & Young Hua Ming and Ernst        ISSUER            YES             FOR                  FOR

 & Young as the Company's domestic and International

Auditors for the year of 2010 and to authorise the

Board of Directors of the Company to determine their

remunerations and any one Executive Director of the

Company to enter into the service agreement and any

other related documents with Ernst & Young Hua Ming

and Ernst & Young

PROPOSAL #S.6: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to issue new H shares of not more than 20% of the

total H shares in issue as at the date of the AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JINDAL STEEL & POWER LTD

  TICKER:                  N/A                 CUSIP:   Y4447P100

  MEETING DATE:      9/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Sections 13, 16, 94(1)(a) and (e), 97 and other

applicable provisions of the Companies Act, 1956 and

Articles 4 and 9 of the Articles of Association of

the Company, to reclassify the authorized share

capital of the Company by the cancellation of

1,00,00,000 preference Shares of INR 100 each and

simultaneous creation of fresh 100,00,00,000 Equity

Shares of INR 1 each; and to increase the authorized

share capital of the Company to INR 200,00,00,000 by

the creation of additional 80,00,00,000 Equity Shares

 of INR 1 each; and to substitute Clause V of the

Memorandum of Association of the Company with the

specified new Clause; authorize the Board of

Directors, for the purpose of giving effect to this

Resolution, to do all such acts, deeds and things and

 give such directions as it may consider necessary

PROPOSAL #S.2: Amend, pursuant to Section 31 and                ISSUER            YES             FOR                  FOR

other applicable provisions of the Companies Act,

1956, Article 3 of the Articles of Association of the

 Company as specified

PROPOSAL #3.: Authorize the Board of Directors,                 ISSUER            YES             FOR                  FOR

pursuant to the applicable provisions of the

Companies Act, 1956, Article 175 of the Articles of

Association of the Company, Securities and Exchange

Board of India [Disclosure & Investor Protection]

Guidelines, 2000 and such other approvals,

permissions and sanctions as may be necessary and

subject to such terms and modifications as may be

specified while according such approvals, to

capitalize a sum not exceeding INR 77,56,51,530 out

of 'Securities Premium Account' as per the audited

accounts for the FYE 31 MAR 2009 and to transfer the

said amount to Share Capital Account which shall be

utilized for allotment of 77,56,51,530 new Equity

Shares of INR 1 each as fully paid Bonus Shares to

the persons who shall be the holders of the existing

Equity Shares of INR 1 each of the Company as per

Book Closure to be fixed by the Board later, in the

proportion of 5 new Equity Shares for every 1

existing Equity Share held by such persons; approve,

pursuant to Securities and Exchange Board of India

[Employee Stock Option Scheme and Employee Stock

Purchase Scheme] Guidelines 1999 and consequent to

issue of Bonus shares, to make fair and reasonable

adjustment in price and number of shares to be issued

 against stock options, whether granted or to be

granted under Employee Stock Option Scheme-2005 of

the Company and authorize the Compensation Committee

to make fair and reasonable adjustment for this

purpose; approve to issue and allot the Bonus shares

subject to the specified terms and conditions;

authorize the Board, for the purpose of giving effect

 to this Resolution, to do all such acts, deeds and

things and give such directions as may be necessary

or desirable and to settle all questions or

difficulties whatsoever that may arise with regard to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JINDAL STEEL & POWER LTD

  TICKER:                  N/A                 CUSIP:   Y4447P100

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009 and profit and loss account for the

FYE on that date and the reports of the Directors and

 Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri Ratan Jindal as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri Anand Goel as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri Sushil Kumar Maroo as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. S.S. Kothari Mehta & Co.,         ISSUER            YES             FOR                  FOR

Chartered Accountants as the Auditors of the Company

to hold office from the conclusion of this meeting to

 the conclusion of the next meeting and approve to

fix their remuneration

PROPOSAL #7.: Appoint, in accordance with the                     ISSUER            YES             FOR                  FOR

provisions of Section 257 and all other applicable

provisions of the Companies Act, 1956, Shri Haigreve

Khaitan as a Director of the Company, who is liable

to retire by rotation

PROPOSAL #8.: Appoint, in accordance with the                     ISSUER            YES             FOR                  FOR

provisions of Section 257 and all other applicable

provisions of the Companies Act, 1956, Shri Rahul

Mehra as a Director of the Company, who is liable to

retire by rotation

PROPOSAL #9.: Appoint, in accordance with the                     ISSUER            YES             FOR                  FOR

provisions of Section 257 and all other applicable

provisions of the Companies Act, 1956, Shri Hardip

Singh Wirk as a Director of the Company, who is

liable to retire by rotation

PROPOSAL #S.10: Approve, pursuant to Section                       ISSUER            YES             FOR                  FOR

293[1][e] of the Companies Act, 1956, to contribute,

from time to time, an amount not exceeding INR 200

crores to M/s. Om Prakash Jindal Gramin Jan kalyan

Sansthan[Sansthan] and/or O.P Jindal Global

University [University] by way of donation for

setting up O.P Jindal Global University in the state

of haryana at sonepat which shall be over and above

the annual limits of contribution approved by the

Board in its meeting held on 27 MAY 2008 i.e. 5% of

the average net profits of the Company for

immediately preceding 3 FY's; and authorize the Shri

Naveen Jindal, Executive Vice Chairman & Managing

Director of the Company to decide and approve the

amount[s] of donation/contribution that may be given

to the Sansthan and/or university from time to time,

within the above mentioned limit

PROPOSAL #S.11: Appoint, pursuant to the provisions          ISSUER            YES             FOR                  FOR

of Section 314 and other applicable provisions of the

 Companies Act, 1956 read with Director's

Relatives[Office or place of profit] rules, 2003 and

subject to approval of Central Government, Shri Paras

 Goel as the Assistant General Manager-Sales &

Marketing of the Company with effect from 01 OCT 2009

 on terms and conditions including remuneration as

specified; authorize Shri Naveen Jindal, Executive

Vice Chairman & Managing Director and Shri Vikrant

Gujral, Vice Chairman & Chief Executive Officer of

the Company severally to determine from time to time,

 actual amount of remuneration as per above, change

terms of his appointment, change his designation and

increase his remuneration within the above mentioned

limits; approve in accordance with standing practice

of the Company, the salary of Shri Paras Goel may be

revised from 01 APR every year and first such

revision may take effect from 01 APR 2010; authorize

Shri Ashok Alladi, Wholetime Director and Shri T.K

Sadhu, Company Secretary severally to apply to and

seek approval of Central Government to the

appointment of Shri Paras Goel and take such other

steps to ado all such things as may be deemed

necessary for giving effect to this resolution; and

the Sub-Committee of Directors to alter, change or

modify any of the above mentioned terms of

remuneration as may be directed or advised by the

central government while considering approval under

Section 314 of the Companies Act, 1956 without

PROPOSAL #S.12: Authorize the Board of Directors, in         ISSUER            YES         AGAINST           AGAINST

accordance with the provisions of Section 81[1A] and

all other applicable provisions of the Companies Act,

 1956, Foreign Exchange Management Act, 1999

(including any regulation, statutory modification[s]

or reenactment[s] thereof for the time being in force

 including but not limited to Foreign Exchange

Management [Transfer or Issue of Securities by a

person resident outside India] Regulation, 2000, the

issue of foreign currency convertible bonds and

ordinary shares [through Depository Receipt

Mechanism] Scheme, 1993 and also the provisions of

any other applicable Law[s], rules, regulations and

in accordance with relevant provisions of Memorandum

and Articles of Association of the Company and

subject to the approval, consent, permission and/or

sanction of the Ministry of Finance [MOF], Government

 of India [GOI], Reserve Bank of India [RBI],

Securities and Exchange Board of India [SEBI], Stock

Exchanges and/or any other appropriate authorities,

institutions or bodies, as may be necessary and

subject to such conditions and modifications as may

be prescribed in granting such approvals, consents

and permissions, which may be agreed to by the Board

of Directors of the Company [hereinafter referred to

as the Board which terms shall include a Committee of

 Directors], to offer, issue and allot, in one or

more tranches, any securities including Global

Depository Receipts [GDR] and/or American Depository

Receipts [ADR] and/or Foreign Currency Convertible

Bonds [FCCB] and/or Convertible Bonds/Debentures

and/or Euro Convertible Bonds whether

cumulative/redeemable/partly/fully convertible and/or

 securities partly or fully convertible into equity

shares and/or securities linked to equity shares

and/or any instruments or securities with or without

detachable warrants or such other types of securities

 representing either equity shares and / or

convertible securities [hereinafter collectively

referred to as Securities] in India or in one or more

 foreign market[s] to be subscribed in foreign

currency[ies]/Indian Rupees by Foreign/Domestic

Investors, including Non-Residents, Foreign

Institutional Investors, Non-Resident Indians,

Foreign Nationals, Corporate Bodies, Banks,

Institutions, Mutual Funds or such other eligible

entities or persons as may be decided by the Board in

 accordance with applicable laws, whether or not such

 persons/entities/investors are Members of the

Company, through Prospectus, offering letter,

circular Memorandum or through any other mode, from

time to time, as may be deemed appropriate by the

Board on such terms and conditions as the Board may,

in its sole and absolute discretion, deem fit up to

US Dollars 750 million equivalent to approximately

INR 3750 crores [with a right to the Board to retain

additional allotment, such amount of subscription not

 exceeding 25% of the amount of initial offer of each

 tranche as the Board may deem fit] on such terms and

 conditions including pricing [subject to the minimum

 pricing norms prescribed by SEBI, RBI and/or any

PROPOSAL #13.: Approve, pursuant to Sections 198,              ISSUER            YES             FOR                  FOR

309, 310 and all other applicable provisions and

Schedule XIII to the Companies Act, 1956, to increase

 the commission payable to Shri Naveen Jindal,

Executive Vice Chairman & Managing Director to 2% of

net profits [on stand alone basis] of the Company

from FY 2008-09 till the completion of his present

tenure; all other terms of remuneration including

salary, perquisites, allowances, etc; approved by the

 shareholders in the AGM held on 26 SEP 2008 shall

PROPOSAL #14.: Approve, pursuant to Sections 198,              ISSUER            YES             FOR                  FOR

309, 310 and all other applicable provisions and

Schedule XIII to the Companies Act, 1956, to increase

 annual remuneration of Shri Anand Goel, Deputy

Managing Director of the Company from INR 1,00,00,000

 to INR 1,20,00,000 from 01 OCT 2008 by increasing

special allowance from INR 2,22,550 to INR 3,89,216

per month; all other terms of remunerations including

 salary, perquisite, allowances etc; approved by the

shareholders in the AGM held on 26 SEP 2008 shall

remain unchanged

PROPOSAL #15.: Approve, pursuant to Section 198, 309,        ISSUER            YES             FOR                  FOR

 310 and all other applicable provisions and Schedule

 XIII to the Companies Act, 1956, to revise

remuneration of Shri Vikrant Gujral, Vice Chairman &

Chief Executive Officer of the Company in the

following manner with effect from 01 APR 2009 as

specified

PROPOSAL #16.: Approve, pursuant to Section 198, 309,        ISSUER            YES             FOR                  FOR

 310 and all other applicable provisions, and

Schedule XIII to the Companies Act, 1956, to revise

remuneration of Shri Anand Goel, Jt. Managing

Director of the Company in the following manner with

effect from 01 APR 2009 as specified

PROPOSAL #17.: Approve, pursuant to Section, 198,              ISSUER            YES             FOR                  FOR

309, 310 and all other applicable provisions and

Schedule XIII to the Companies Act, 1956, to revise

remuneration of Shri Ashok Alladi, Wholetime Director

 finance of the Company in the following manner with

effect from 01 APR 2009 as specified

PROPOSAL #18.: Approve, pursuant to Section, 198,              ISSUER            YES             FOR                  FOR

309, 310 and all other applicable provisions and

Schedule XIII to the Companies Act, 1956, to revise

remuneration of Shri Arun Kumar Mukherji, Wholetime

Director of the Company in the following manner with

effect from 01 APR 2009 as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JOINT STK CO COMSTAR- UTD  TELESYSTEMS

  TICKER:                  N/A                 CUSIP:   47972P208

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to perform the functions of the        ISSUER            YES             FOR                  FOR

 Chairman of the general meeting of JSC COMSTAR-UTS

shareholders, by the Chairman of the Board of

Directors of the Company; and to perform the

functions of the Secretary of the general meeting of

JSC COMSTAR-UTS shareholders, by the Corporate

Secretary of the Company

PROPOSAL #2.: Approve to terminate before the time            ISSUER            YES             FOR                  FOR

the powers of JSC COMSTAR-UTS Board Members

PROPOSAL #3.1: Elect Backmayer Ulf as a Member of the        ISSUER            YES         AGAINST           AGAINST

 Board of Directors of JSC COMSTAR United TeleSystems

PROPOSAL #3.2: Elect Winkler Thomas as a Member of            ISSUER            YES         AGAINST           AGAINST

the Board of Directors of JSC COMSTAR United

PROPOSAL #3.3: Elect Gerchuk Mikhail Yuryevich as a          ISSUER            YES         AGAINST           AGAINST

Member of the Board of Directors of JSC COMSTAR

United TeleSystems

PROPOSAL #3.4: Elect Markov Konstantin Viktorovich as        ISSUER            YES         AGAINST           AGAINST

 a Member of the Board of Directors of JSC COMSTAR

United TeleSystems

PROPOSAL #3.5: Elect Pridantsev Sergey Vladimirovich         ISSUER            YES         AGAINST           AGAINST

as a Member of the Board of Directors of JSC COMSTAR

United TeleSystems

PROPOSAL #3.6: Elect Redling Yngve as a Member of the        ISSUER            YES             FOR                  FOR

 Board of Directors of JSC COMSTAR United TeleSystems

PROPOSAL #3.7: Elect Holtrop Thomas as a Member of            ISSUER            YES             FOR                  FOR

the Board of Directors of JSC COMSTAR United

PROPOSAL #3.8: Elect Hecker Michael as a Member of            ISSUER            YES         AGAINST           AGAINST

the Board of Directors of JSC COMSTAR United

PROPOSAL #3.9: Elect Shamolin Mikhail Valeryevich as         ISSUER            YES         AGAINST           AGAINST

a Member of the Board of Directors of JSC COMSTAR

United TeleSystems

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JOINT STK CO COMSTAR- UTD  TELESYSTEMS

  TICKER:                  N/A                 CUSIP:   47972P208

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve that, the functions of the                ISSUER            YES             FOR                  FOR

Chairman of the general meeting of the Company's

shareholders shall be performed by the Chairman of

the Company's Board of Directors and functions of the

 Secretary of the general meeting of shareholders

shall be performed by the corporate secretary of the

PROPOSAL #2.: Approve to terminate before the time            ISSUER            YES             FOR                  FOR

the powers of the Members of the Company's Auditing

Commission

PROPOSAL #3.1: Elect Vladimir Sergeevich Barinov as a        ISSUER            YES             FOR                  FOR

 Member of the JSC COMSTAR, United TeleSystems

Auditing Commission

PROPOSAL #3.2: Elect Anton Alekseevich Shvydchenko as        ISSUER            YES             FOR                  FOR

 a Member of the JSC COMSTAR, United TeleSystems

Auditing Commission

PROPOSAL #3.3: Elect Ekaterina Sergeevna Lobova as a         ISSUER            YES             FOR                  FOR

Member of the JSC COMSTAR, United TeleSystems

Auditing Commission

PROPOSAL #4.: Approve to make changes and additions          ISSUER            YES             FOR                  FOR

to the Company's Charter

PROPOSAL #5.: Approve to determine the quantitative          ISSUER            YES             FOR                  FOR

composition of the Company's Auditing Commission at 5

 Members

PROPOSAL #6.: Approve to establish the numerical                ISSUER            YES             FOR                  FOR

strength of the Company's Board of Directors to be 11

 persons

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JOINT STK CO COMSTAR- UTD  TELESYSTEMS

  TICKER:                  N/A                 CUSIP:   47972P208

  MEETING DATE:      3/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to perform the functions of the        ISSUER            YES             FOR                  FOR

 Chairman of the general meeting of JSC COMSTAR-UTS

shareholders, by the Chairman of the Board of

Directors of the Company; and to perform the

functions of the Secretary of the general meeting of

JSC COMSTAR-UTS shareholders, by the Corporate

Secretary of the Company

PROPOSAL #2.: Approve to terminate before the time            ISSUER            YES         AGAINST           AGAINST

the powers of JSC COMSTAR-UTS Board Members

PROPOSAL #3.1: Elect Backmayer Ulf as a Member of the        ISSUER            YES         AGAINST           AGAINST

 Board of Directors of JSC COMSTAR - United

PROPOSAL #3.2: Elect Ibragimov Ruslan Sultanovich as         ISSUER            YES         AGAINST           AGAINST

a Member of the Board of Directors of JSC COMSTAR -

United TeleSystems

PROPOSAL #3.3: Elect Gerchuk Mikhail Yuryevich as a          ISSUER            YES         AGAINST           AGAINST

Member of the Board of Directors of JSC COMSTAR -

United TeleSystems

PROPOSAL #3.4: Elect Markov Konstantin Viktorovich as        ISSUER            YES         AGAINST           AGAINST

 a Member of the Board of Directors of JSC COMSTAR -

United TeleSystems

PROPOSAL #3.5: Elect Olkhovskiy Evgeny Ivanovich as a        ISSUER            YES         AGAINST           AGAINST

 Member of the Board of Directors of JSC COMSTAR -

United TeleSystems

PROPOSAL #3.6: Elect Pridantsev Sergey Vladimirovich         ISSUER            YES         AGAINST           AGAINST

as a Member of the Board of Directors of JSC COMSTAR

- United TeleSystems

PROPOSAL #3.7: Elect Redling Sten Erik Yngve as a              ISSUER            YES             FOR                  FOR

Member of the Board of Directors of JSC COMSTAR -

United TeleSystems

PROPOSAL #3.8: Elect Stankevich Victor Valerianovich         ISSUER            YES         AGAINST           AGAINST

as a Member of the Board of Directors of JSC COMSTAR

- United TeleSystems

PROPOSAL #3.9: Elect Hecker Michael as a Member of            ISSUER            YES         AGAINST           AGAINST

the Board of Directors of JSC COMSTAR - United

PROPOSAL #3.10: Elect Holtrop Thomas as a Member of          ISSUER            YES             FOR                  FOR

the Board of Directors of JSC COMSTAR -United

TeleSystems

PROPOSAL #3.11: Elect Shamolin Mikhail Valeryevich as        ISSUER            YES         AGAINST           AGAINST

 a Member of the Board of Directors of JSC COMSTAR -

United TeleSystems

PROPOSAL #4.: Approve to terminate before the time            ISSUER            YES             FOR                  FOR

the powers of the Members of the Company's Auditing

Commission

PROPOSAL #5.1: Elect Barinov Vladimir Sergeevich as a        ISSUER            YES             FOR                  FOR

 Member of the JSC COMSTAR -United TeleSystems

Auditing Commission

PROPOSAL #5.2: Elect Kulikov Grigory Vladimirovich as        ISSUER            YES             FOR                  FOR

 a Member of the JSC COMSTAR -United TeleSystems

Auditing Commission

PROPOSAL #5.3: Elect Lobova Ekaterina Sergeevna as a         ISSUER            YES             FOR                  FOR

Member of the JSC COMSTAR- United TeleSystems

Auditing Commission

PROPOSAL #5.4: Elect Reikh Pavel Aleksandrovich as a         ISSUER            YES             FOR                  FOR

Member of the JSC COMSTAR- United TeleSystems

Auditing Commission

PROPOSAL #5.5: Elect Shvydchenko Anton Alekseevich as        ISSUER            YES             FOR                  FOR

 a Member of the JSC COMSTAR- United TeleSystems

Auditing Commission

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JOINT STK CO COMSTAR- UTD  TELESYSTEMS

  TICKER:                  N/A                 CUSIP:   47972P208

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Chairman of the Board of              ISSUER            YES             FOR                  FOR

Directors of OJSC Comstar-UTS is to chair this

extraordinary meeting of Shareholders; and the

Corporate Secretary of OJSC Comstar-UTS is to carry

out the duties of Secretary of this extraordinary

meeting of Shareholders

PROPOSAL #2: Approve the restated Charter of OJSC              ISSUER            YES             FOR                  FOR

Comstar-UTS in accordance with Annexure No. 2

PROPOSAL #3: Approve the restated By-Law on the                 ISSUER            YES             FOR                  FOR

General meeting of Shareholders of OJSC Comstar-UTS

in accordance with Annexure No. 3

PROPOSAL #4: Approve the restated By-Law on the Board        ISSUER            YES         AGAINST           AGAINST

 of Directors of OJSC Comstar-UTS in accordance with

Annexure No. 4

PROPOSAL #5: Approve the restated By-Law on the                 ISSUER            YES             FOR                  FOR

Management Board of OJSC Comstar-UTS in accordance

with Annexure No5

PROPOSAL #6: Approve the restated By-Law on the                 ISSUER            YES             FOR                  FOR

President of OJSC Comstar-UTS in accordance with

Annexure No. 6

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JOINT STK CO COMSTAR- UTD  TELESYSTEMS

  TICKER:                  N/A                 CUSIP:   47972P208

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed agenda and                     ISSUER            YES         ABSTAIN           AGAINST

procedure for the AGM

PROPOSAL #2.: Approve the Group's annual report and          ISSUER            YES         ABSTAIN           AGAINST

Russian Accounting Standards (RAS) annual financial

statements for 2009

PROPOSAL #3.: Approve the distribution of profits,            ISSUER            YES         ABSTAIN           AGAINST

including dividend payment for 2009

PROPOSAL #4.: Approve the remuneration of the members        ISSUER            YES         ABSTAIN           AGAINST

 of the Board of Directors

PROPOSAL #5.: Election of Members of the Board of              ISSUER            YES         ABSTAIN           AGAINST

Directors

PROPOSAL #6.: Election of Members of the Audit                   ISSUER            YES         ABSTAIN           AGAINST

Commission

PROPOSAL #7.: Approve the Comstar's Auditor for 2010         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #8.: Adopt a new edition of the Group's                ISSUER            YES         ABSTAIN           AGAINST

regulation on remuneration and compensation paid to

members of the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JOLLIBEE FOODS CORPORATION

  TICKER:                  N/A                 CUSIP:   Y4466S100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Call to order                                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve to certify the corporate                     ISSUER            YES             FOR                  FOR

secretary on notice and quorum

PROPOSAL #3: Approve the minutes of the last annual          ISSUER            YES             FOR                  FOR

stockholders' meeting

PROPOSAL #4: Approve the President's report                         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Ratify the actions by the Board of                 ISSUER            YES             FOR                  FOR

Directors and the Officers of the Corporation

PROPOSAL #6.1: Election of Tony Tan Caktiong as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.2: Election of William Tan Untiong as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.3: Election of Ernesto Tanmantiong as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.4: Election of Ang Cho Sit as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.5: Election of Antonio Chua Poe Eng as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.6: Election of Felipe B. Alfonso as an            ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #6.7: Election of Monico Jacob as an                     ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7: Appointment of the External Auditors               ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Other matters                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JSC MMC NORILSK NICKEL

  TICKER:                  NILSY             CUSIP:   46626D108

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE MMC NORILSK NICKEL'S 2009            ISSUER            YES             FOR                  FOR

ANNUAL REPORT.

PROPOSAL #02: TO APPROVE MMC NORILSK NICKEL'S 2009            ISSUER            YES             FOR                  FOR

ANNUAL ACCOUNTING STATEMENTS INCLUDING PROFIT AND

LOSS STATEMENT.

PROPOSAL #03: TO APPROVE DISTRIBUTION OF MMC NORILSK         ISSUER            YES             FOR                  FOR

NICKEL'S PROFITS AND LOSSES FOR 2009 AS PER THE

RECOMMENDATION OF THE BOARD OF DIRECTORS.

PROPOSAL #04: TO PAY-OUT DIVIDENDS ON MMC NORILSK              ISSUER            YES             FOR                  FOR

NICKEL'S ORDINARY SHARES FOR THE YEAR 2009 IN THE

AMOUNT 210 RUB PER ORDINARY SHARE.

PROPOSAL #5A: ELECTION OF DIRECTOR: DMITRY O.                     ISSUER            YES         AGAINST           AGAINST

AFANASIEV

PROPOSAL #5B: ELECTION OF DIRECTOR: BORIS BAKAL                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5C: ELECTION OF DIRECTOR: ALEXEY V.                     ISSUER            YES         AGAINST           AGAINST

BASHKIROV

PROPOSAL #5D: ELECTION OF DIRECTOR: ANDREY E. BOUGROV        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5E: ELECTION OF DIRECTOR: OLGA V. VOITOVICH        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5F: ELECTION OF DIRECTOR: ALEXANDER S.                ISSUER            YES         AGAINST           AGAINST

VOLOSHIN

PROPOSAL #5G: ELECTION OF DIRECTOR: ARTEM O. VOLYNETS        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5H: ELECTION OF DIRECTOR: VADIM V. GERASKIN        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5I: ELECTION OF DIRECTOR: MAXIM A. GOLDMAN         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5J: ELECTION OF DIRECTOR: OLEG V. DERIPASKA        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5K: ELECTION OF DIRECTOR: MARIANNA A.                 ISSUER            YES         AGAINST           AGAINST

ZAKHAROVA

PROPOSAL #5L: ELECTION OF DIRECTOR: OLGA N. ZINOVIEVA        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5M: ELECTION OF DIRECTOR: NATALIA V.                   ISSUER            YES         AGAINST           AGAINST

KINDIKOVA

PROPOSAL #5N: ELECTION OF DIRECTOR: ANDREY A. KLISHAS        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5O: ELECTION OF DIRECTOR: DMITRY R. KOSTOEV        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5P: ELECTION OF DIRECTOR: BRADFORD ALAN              ISSUER            YES             FOR               AGAINST

MILLS

PROPOSAL #5Q: ELECTION OF DIRECTOR: OLEG M.                        ISSUER            YES         AGAINST           AGAINST

PIVOVARCHUK

PROPOSAL #5R: ELECTION OF DIRECTOR: DMITRY V. RAZUMOV        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5S: ELECTION OF DIRECTOR: PETR I. SINSHINOV        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5T: ELECTION OF DIRECTOR: TATIANA V. SOINA         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5U: ELECTION OF DIRECTOR: MAXIM M. SOKOV             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5V: ELECTION OF DIRECTOR: VLADISLAV A.                ISSUER            YES         AGAINST           AGAINST

SOLOVIEV

PROPOSAL #5W: ELECTION OF DIRECTOR: VLADIMIR I.                 ISSUER            YES         AGAINST           AGAINST

STRZHALKOVSKY

PROPOSAL #5X: ELECTION OF DIRECTOR: VASILY N. TITOV           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5Y: ELECTION OF DIRECTOR: JOHN GERARD HOLDEN      ISSUER            YES             FOR               AGAINST

PROPOSAL #6A: ELECTION OF MEMBER OF THE REVISION                ISSUER            YES             FOR               AGAINST

COMMISSION: PETR V. VOZNENKO MANAGER OF CJSC RUSAL

GLOBAL MANAGEMENT BV.

PROPOSAL #6B: ELECTION OF MEMBER OF THE REVISION                ISSUER            YES             FOR               AGAINST

COMMISSION: ALEXEY A. KARGACHOV DIRECTOR OF THE

INTERNAL CONTROL DEPARTMENT, OJSC MMC NORILSK NICKEL.

PROPOSAL #6C: ELECTION OF MEMBER OF THE REVISION                ISSUER            YES             FOR               AGAINST

COMMISSION: ELENA A. MUKHINA HEAD OF FINANCIAL

REPORTING AND TAX PLANNING DIVISION, CJSC INTERROS

HOLDING COMPANY.

PROPOSAL #6D: ELECTION OF MEMBER OF THE REVISION                ISSUER            YES             FOR               AGAINST

COMMISSION: DMITRY V. PERSHINKOV CHIEF OF THE TAX

PLANNING DIVISION OF THE ACCOUNTING, TAXATION AND

FINANCIAL REPORTING DEPARTMENT, OJSC MMC NORILSK

NICKEL.

PROPOSAL #6E: ELECTION OF MEMBER OF THE REVISION                ISSUER            YES         AGAINST           AGAINST

COMMISSION: TATIANA V. POTARINA HEAD OF SECTOR,

RUSSIAN SUBSIDIARIES AND ASSOCIATES, DIVISION OF

SUBSIDIARIES AND ASSOCIATES MANAGEMENT OF CORPORATE

DEPARTMENT, OJSC MMC NORILSK NICKEL.

PROPOSAL #6F: ELECTION OF MEMBER OF THE REVISION                ISSUER            YES             FOR               AGAINST

COMMISSION: TAMARA A. SIROTKINA DEPUTY CHIEF OF THE

CLAIM ADMINISTRATION DIVISION - CHIEF OF THE

ADMINISTRATIVE AND LEGAL DISPUTES SECTOR OF THE LEGAL

 DEPARTMENT, OJSC MMC NORILSK NICKEL.

PROPOSAL #6G: ELECTION OF MEMBER OF THE REVISION                ISSUER            YES         AGAINST           AGAINST

COMMISSION: SERGEY G. KHODACEVICH ADVISOR TO CEO,

OJSC MMC NORILSK NICKEL.

PROPOSAL #07: TO APPROVE ROSEXPERTIZA LLC AS AUDITOR         ISSUER            YES             FOR                  FOR

OF MMC NORILSK NICKEL'S 2009 RUSSIAN ACCOUNTING

STATEMENTS.

PROPOSAL #8A: 1. TO ESTABLISH THAT THE PRINCIPAL                ISSUER            YES         AGAINST           AGAINST

AMOUNT OF REMUNERATION TO BE PAID TO AN INDEPENDENT

DIRECTOR SHALL BE USD 62,500 PER QUARTER. 2. IF AN

INDEPENDENT DIRECTOR PRESIDES OVER A BOARD COMMITTEE,

 TO ESTABLISH THAT THE ADDITIONAL REMUNERATION IN THE

 AMOUNT OF USD 31,250 PER QUARTER. 3. TO ESTABLISH

THAT THE PRINCIPAL AMOUNT OF REMUNERATION TO BE PAID

TO A CHAIRMAN OF THE BOARD OF DIRECTORS. 4. TO

ESTABLISH THAT THE AMOUNT OF THE ANNUAL BONUS TO BE

PAID TO A CHAIRMAN OF THE BOARD. 5. REMUNERATION SUMS

 MENTIONED IN CLAUSES 1, 2, 3 AND 4 OF THIS

PROPOSAL #8B: 1. TO APPROVE INCENTIVE PROGRAM -                 ISSUER            YES             FOR                  FOR

OPTION PLAN FOR INDEPENDENT DIRECTORS OF MMC NORILSK

NICKEL. 2. TO ESTABLISH THAT THE PROGRAM WILL BE

VALID FROM JUNE 29, 2010 TO JUNE 30, 2011.

PROPOSAL #09: THE VALUE OF PROPERTY BEING THE SUBJECT        ISSUER            YES             FOR                  FOR

 OF INTERRELATED TRANSACTIONS TO INDEMNIFY MEMBERS OF

 THE BOARD OF DIRECTORS AND MEMBERS OF THE MANAGEMENT

 BOARD OF OJSC MMC NORILSK NICKEL AGAINST DAMAGES THE

 AFOREMENTIONED PERSONS MAY INCUR IN THEIR RESPECTIVE

 POSITIONS MENTIONED ABOVE SHALL NOT EXCEED USD

115,000,000 (ONE HUNDRED FIFTEEN MILLION US DOLLARS)

FOR EACH TRANSACTION.

PROPOSAL #10: TO APPROVE INTERRELATED TRANSACTIONS,          ISSUER            YES             FOR                  FOR

TO WHICH ALL MEMBERS OF THE BOARD OF DIRECTORS AND

MEMBERS OF THE MANAGEMENT BOARD OF OJSC MMC NORILSK

NICKEL ARE INTERESTED PARTIES, AND WHICH INVOLVE THE

OBLIGATIONS OF OJSC MMC NORILSK NICKEL TO INDEMNIFY

MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS OF THE

MANAGEMENT BOARD OF OJSC MMC NORILSK NICKEL AGAINST

DAMAGES THE AFOREMENTIONED PERSONS MAY INCUR IN THEIR

 RESPECTIVE POSITIONS MENTIONED ABOVE, SHALL NOT

EXCEED USD 115,000,000 (ONE HUNDRED FIFTEEN MILLION

US DOLLARS) FOR EACH SUCH PERSON.

PROPOSAL #11: TO ESTABLISH THAT THE VALUE OF SERVICES        ISSUER            YES             FOR                  FOR

 INVOLVING LIABILITY INSURANCE FOR MEMBERS OF THE

BOARD OF DIRECTORS AND MEMBERS OF THE MANAGEMENT

BOARD OF OJSC MMC NORILSK NICKEL WITH LIABILITY

LIMITED TO USD 150,000,000 (ONE HUNDRED FIFTY MILLION

 US DOLLARS) AND ADDITIONAL INSURANCE COVERAGE LIMIT

OF USD 50,000,000 (FIFTY MILLION US DOLLARS) SHALL

NOT EXCEED USD 1,200,000 (ONE MILLION TWO HUNDRED

THOUSAND US DOLLARS).

PROPOSAL #12: TO APPROVE THE TRANSACTION, TO WHICH            ISSUER            YES             FOR                  FOR

ALL MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS OF

THE MANAGEMENT BOARD OF OJSC MMC NORILSK NICKEL ARE

INTERESTED PARTIES, INVOLVING LIABILITY INSURANCE FOR

 MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS OF THE

 MANAGEMENT BOARD WHO WILL BE BENEFICIARY PARTIES TO

THE TRANSACTION BY A RUSSIAN INSURANCE COMPANY, FOR

THE ONE-YEAR TERM WITH LIABILITY LIMITED TO USD

150,000,000 AND ADDITIONAL INSURANCE COVERAGE  LIMIT

OF USD 50,000,000 AND WITH PREMIUM TO INSURER NOT

EXCEEDING USD 1,200,000

PROPOSAL #13: TO APPROVE INTERRELATED TRANSACTIONS            ISSUER            YES             FOR                  FOR

BETWEEN OJSC MMC NORILSK NICKEL AND CJSC NORMETIMPEX,

 CONSIDERED TO BE INTERESTED PARTIES TRANSACTIONS,

UNDER WHICH OJSC MMC NORILSK NICKEL DELEGATES CJSC

NORMETIMPEX EXECUTION OF LEGAL AND OTHER ACTIONS,

ENVISAGED AT SALES IN DOMESTIC AND INTERNATIONAL

MARKET TILL DECEMBER 2013 INCLUSIVE, BELONGINGS OF

OJSC MMC NORILSK NICKEL: NICKEL AND NICKEL PRODUCTS

IN THE AMOUNT UP TO 240 000 TONNES, COPPER AND COPPER

 PRODUCTS IN THE AMOUNT UP TO 450 000 TONNES, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JSC RUSHYDRO

  TICKER:                  N/A                 CUSIP:   X34577100

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report of the Company        ISSUER            YES             FOR                  FOR

 and the balance sheet for 2009 FY including profit

and loss account statement, including dividend

payment for 2009 FY  the Board of Directors

recommended not paying out the dividends for 2009

PROPOSAL #2: Approve the new provision of the Charter        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #3: Approve the revised regulation on                   ISSUER            YES             FOR                  FOR

general meetings of the shareholders of the Company

PROPOSAL #4: Approve the revised regulation on the            ISSUER            YES             FOR                  FOR

amount of remuneration to the members of the Board of

 Directors

PROPOSAL #5: Approve the Auditor of the Company                  ISSUER            YES             FOR                  FOR

PROPOSAL #6: Election of members to the revising                ISSUER            YES             FOR                  FOR

Board of the Company

PROPOSAL #7: Election of members to the Board of                ISSUER            YES         AGAINST           AGAINST

Directors of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JSFC SISTEMA

  TICKER:                  N/A                 CUSIP:   48122U204

  MEETING DATE:      2/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the related party transactions         ISSUER            YES             FOR                  FOR

in part of fulfillment by Sistema JSFC of its

obligations in accordance to the Investment Agreement

 and in accordance with terms of Accession Agreement

to the Investment Agreement and Amendment to the

Investment Agreement dated 19 DEC 2009 [further-

Amendment] on the specified terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JSFC SISTEMA JSC, MOSCOW

  TICKER:                  N/A                 CUSIP:   48122U204

  MEETING DATE:      6/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the meeting procedures                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the annual report, annual                   ISSUER            YES             FOR                  FOR

accounts, including the profit and loss report of the

 Company for 2009

PROPOSAL #3: Approve the amount, the procedure, the          ISSUER            YES             FOR                  FOR

form and the timeline for the payment of dividends on

 Company shares

PROPOSAL #4: Approve to determine the number of                 ISSUER            YES             FOR                  FOR

Members of the Board of Directors

PROPOSAL #5: Election  of Members of the Audit                   ISSUER            YES             FOR                  FOR

Commission

PROPOSAL #6: Election of the Members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #7: Approve the Company Auditors                             ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the revised Company Charter                ISSUER            YES             FOR                  FOR

PROPOSAL #9: Approve the revised By-Law on the                   ISSUER            YES         AGAINST           AGAINST

general meeting of the shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JSW STEEL LTD

  TICKER:                  N/A                 CUSIP:   Y44680109

  MEETING DATE:      7/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, the profit and loss account

for the YE on that date together with the reports of

the Board of Directors and the Auditors thereon

PROPOSAL #2.: Declare dividend on 10% cumulative                ISSUER            YES             FOR                  FOR

redeemable preference shares

PROPOSAL #3.: Declare dividend on 11% cumulative                ISSUER            YES             FOR                  FOR

redeemable preference shares

PROPOSAL #4.: Declare dividend on equity share                    ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-appoint Mr. Sajjan Jindal as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Dr. S.K. Gupta as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Re-appoint Dr. Vinod Nowal as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #8.: Appoint Messrs Deloitte Haskins &                 ISSUER            YES             FOR                  FOR

Sells, Chartered Accountants as the Statutory

Auditors of the Company to hold office from the

conclusion of this AGM until the conclusion of the

next AGM of the Company and approve to fix their

PROPOSAL #9.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: appoint Mr. Kannan

Vijayaraghavan as a Director of the Company, whose

period of office shall be liable to determination by

retirement of the Directors by rotation

PROPOSAL #10.: Appoint Mr. Jayant Acharya as a                   ISSUER            YES             FOR                  FOR

Director of the Company, whose period of office shall

 be liable to determination by retirement of the

Directors by rotation

PROPOSAL #11.: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 259, 309 and 310 read with Schedule

XIII and other applicable provisions of the Companies

 Act 1956, the appointment of Mr. Jayant Acharya as a

 Whole-time Director of the Company, designated as a

Director [Sales & Marketing] for a period of 5 years,

 with effect from 07 MAY 2009, upon such terms and

conditions as are set out in the Draft Agreement to

be executed with Mr. Jayant Acharya [as specified],

with specific authority to the Board of Directors to

alter or vary the terms and conditions of the said

appointment and/or agreement including the

remuneration which shall be exceed an overall ceiling

 of INR 18,00,000 per month as may be agreed to

between the Board of Directors and Mr. Jayant Acharya

PROPOSAL #12.: Approve, in partial modification of            ISSUER            YES             FOR                  FOR

the resolution passed at the 13th AGM of the Company

held on 13 JUN 2007 and subject to the provisions of

Section 198, 269, 309 and 310 read with Schedule XIII

 and other applicable provisions, if any, of the

Companies Act 1956, the revision in the terms of

remuneration of Mr. Sajjan Jindal with effect of 01

JAN 2009 for the remuneration of his tenure as the

Vice Chairman and Managing Director of the Company,

i.e. up to 07 JUL 2012 as specified

PROPOSAL #13.: Approve, in partial modification of            ISSUER            YES             FOR                  FOR

the resolution passed at the 13th AGM of the Company

held on 13 JUN 2007 and subject to the provisions of

Section 198, 269, 309 and 310 read with Schedule XIII

 and other applicable provisions, if any, of the

Companies Act 1956, the re-designation of Dr. Vinod

Nowal as Director and Chief Executive Officer

[Vijayanagar Works] with effect from 01 APR 2009 and

the increase in the ceiling of remuneration payable

to him with effect from 01 APR 2008 for the reminder

of his tenure up to 29 APR 2012 from INR 9,00,000 per

 month to INR 18,00,000 per month, as specified and

Dr. Vinod Nowal [as specified], with specific

authority to the Board of Directors to alter or vary

the terms and conditions of the said appointment

and/or agreement including the remuneration which

shall be exceed an overall ceiling of INR 18,00,000

per month, as may be agreed to between the Board of

Directors and Dr. Vinod Nowal

PROPOSAL #14.: Approve, in partial modification of            ISSUER            YES             FOR                  FOR

the resolution passed at the 12th AGM of the Company

held on 25 JUL 2006 and subject to the provisions of

Section 198, 269, 309 and 310 read with Schedule XIII

 and other applicable provisions, if any, of the

Companies Act 1956, the increase in the ceiling of

remuneration payable to Mr. Seshagiri Rao M.V.S with

effect from 01 APR 2008 for the reminder of his

tenure as a Whole-time Director of the Company

designated as Director [Finance] i.e. up to 05 APR

2009 from INR 9,00,000 per month to INR 18,00,000 per

 month, with specific authority to the Board of

Directors of the Company to fix alter or vary the

remuneration within the said ceiling of INR 18,00,000

 per month as may be agreed to between the Board of

Directors and Mr. Seshagiri Rao M.V.S

PROPOSAL #15.: Approve, subject to the provisions of         ISSUER            YES             FOR                  FOR

Section 198, 269, 309 and 310 read with Schedule XIII

 and other applicable provisions, if any, of the

Companies Act 1956, the re-appointment of Mr.

Seshagiri Rao M.V.S as a Whole-time Director of the

Company and his redesignation as Managing Director &

Group CFO for a period of 5 years with effect from 06

 APR 2009, upon such terms and conditions as

specified, with specific authority to the Board of

Directors to alter or vary the terms and conditions

of the said appointment and/or agreement including

the remuneration which shall not exceed an overall

ceiling of INR 28,00,000 per month as may be agreed

to between the Board of Directors and Mr. Seshagiri

PROPOSAL #S.16: Authorize the Board, pursuant to the         ISSUER            YES         AGAINST           AGAINST

provisions of Section 81(1A) and other applicable

provisions, if any of the Companies Act 1956, the

provisions of applicable XIII-A of the SEBI

[Disclosure and Investor Protection] Guidelines 2000

as amended [hereinafter referred to as the SEBI

Guidelines] the provisions of the Foreign Exchange

Management [transfer or issued of Security by a

Person Resident outside India] Regulation,2000 as

also of any other applicable laws, rules, regulations

 and Guidelines [including any amendments thereto or

re-enactment thereto or re-enactment thereof] and the

 enabling provisions in the Memorandum and Articles

of Association of the Company with the Stock

Exchanges where the equity shares of the Company are

listed, and subject to all such approvals, consents,

permissions and/or sanctions from all appropriate

authorities, including the Securities and Exchange

Board of India [SEBI], Government of India, Reserve

Bank of India, Financial Institutions, Banks, Agents,

 & Trustees and Stock Exchanges [herein after singly

or collectively, referred to as the appropriate

authorities] and subject to such conditions and

modifications as may be prescribed or imposed by any

of them while granting any such consents,

permissions, approvals requisite approval] which may

be agreed to by the Board of Directors of the

Company, [hereinafter singly or collectively referred

 to as the requisite approvals] which may be agreed

to by the Board of Directors of the Company

[hereinafter singly or collectively referred to as

the Board which term shall be deemed to include any

Committee(s), which the Board which term shall be or

hereinafter constitution in this behalf to exercise

the power conferred on the Board by this resolution],

 to create offer, issue, and allot in 1 or more

tranches, equity shares or fully Convertible

Debentures [FCDs]/Partly Convertible Debentures

[PCDs]/optionally Convertible Debentures [OCDs]/Non-

convertible Debentures [NCDs] with warrants or any

other Securities [other than warrants] or a

combination thereof, which are convertible into or

exchangeable with equity shares of the Company at a

later date [hereinafter collectively referred to as

the specified securities] to Qualified Institutional

Buyers [QIB] [as defined in the SEBI Guidelines] by

way of Qualified Institutional Placement, as provided

 under Chapter XIII-A of the SEBI Guidelines for an

aggregate amount not exceeding USD 1 billion or its

Indian rupee equivalent, inclusive of such premium as

 may be decided by the Board, at a price which shall

not be less than the price determined in accordance

with the pricing formula stipulated under Chapter

XIII-A of the SEBI Guidelines; the relevant date for

the purpose of arriving at the aforesaid minimum

issue price of the specified securities shall be the

date of the meeting in which the Board or any

Committee thereof constituted/to be constituted],

decides to open the issue of specified securities,

subsequent to the receipt of shareholders approval in

PROPOSAL #S.17: Authorize the Board: in supersession         ISSUER            YES         AGAINST           AGAINST

of the resolution passed at the 13th AGM of the

Company held on 13 JUN 2007 and in accordance with

the provisions of Section 81(1A) and other applicable

 provisions, if any, of the Companies Act, 1956,

Foreign Exchange Management Act, 1999 Foreign

Exchange Management [transfer or issue of security by

 a person resident outside India] Regulations 2000,

the Issue of Foreign Currency Convertible Bonds and

ordinary Shares [through Depository Receipt

Mechanism] Scheme, 1993, as also of any other

applicable laws, rule, regulations and guidelines

[including any amendment thereto or re-enactment

thereof] and the enabling provisions in the

Memorandum of Articles of Association of the Company

and the Listing Agreements entered into by the

Company with the Stock Exchanges where the shares of

the Company are listed and in accordance with the

regulations and guidelines issued by and subject to

all such approvals, consents, permissions and

sanctions of the government of India, Reserve Bank of

 India, Securities and Exchange Board of India [SEBI]

 and all other appropriate and/or concerned

authorities and subject to such conditions and

modifications, as may be prescribed by any of them

while granting such approvals, consents, permissions,

 and sanctions which may be agreed to by the Board of

 Directors of the Company [hereinafter referred to as

 'the Board' which term shall be deemed to include

any Committee(s), which the Board may have

constituted or hereafter constitute in this behalf to

 exercise the powers conferred on the Board by this

resolution], to accept, if it thinks fit in the

interest of the Company, to create, offer, issue and

allot such manner of Foreign Currency Convertible

Bonds [FCCBs]/ Global Depository Receipts [GDRs]

American Depository Receipts [ADRs] Warrants and/or

other instruments convertible into equity shares

optionally or otherwise [hereinafter referred to as

'Securities'] or any combination of such securities,

whether rupee denominated or denominated in foreign

currency, for an aggregate sum of up to USD 1 billion

 or its equivalent on any other currency[ies],

inclusive of such premiums as may be determined by

the Board in the course of an international offering,

 in 1 or more foreign markets(s), to all eligible

investors including foreign/ resident/ Non-resident

investors [whether intuitions/incorporated

Bodies/mutual funds/trusts/ Foreign Institutional

Investors/ Banks and/or otherwise, of a public issue

through circulation of an offering circular or

prospectus times, in such tranche or tranches, at

such price or prices in such manner and on such terms

 and condition as my be deemed appropriate by the

Board at the time of such issue or allotment

considering the prevailing market conditions and

other relevant factors, wherever necessary in

consultation with the Lead Managers, Underwriters and

 Advisors; the Securities to be create offered,

issued and allotted shall be subject to the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JSW STEEL LTD

  TICKER:                  N/A                 CUSIP:   Y44680109

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board in its absolute            ISSUER            YES             FOR                  FOR

discretion, pursuant to the provisions of Section

81(1A) and other applicable provisions, if any, of

the Companies Act, 1956, the provisions of Chapter

VII of the SEBI  Issue of Capital & Disclosure

requirements  regulations, 2009, as also of any other

 applicable laws, rules, regulations, and guideless

including any amendment thereto or reenactment

thereof  and the enabling provisions in the

Memorandum and Articles of Association of the Company

 and the Listing Agreements entered into by the

Company with the stock exchanges where the equity

shares of the Company are listed, and subject to all

such approvals, consents, permissions and/or

sanctions as may be required from appropriate

authorities, including the Securities and Exchange

Board of India  SEBI , Government of India, Reserve

Bank of India, financial institutions, banks, and

stock exchanges hereinafter singly or collectively

PROPOSAL #CONT: .CONTD Appropriate Authorities  and          ISSUER             NO              N/A                  N/A

subject to such conditions and modifications as may

be prescribed or imposed by any of them while

granting any such consents, permissions, approvals

and/or sanctions  hereinafter singly or collectively

referred to as the requisite approvals  which may be

agreed to by the Board of Directors of the Company

hereinafter referred to as the Board which term shall

 be deemed to include any Committee(s), which the

Board may have constituted or hereafter constitute in

 this behalf to exercise the powers conferred on the

Board by this resolution , to create, offer, issue

and allot in one or more tranches up to 1,75,00,000

warrants, convertible into equity shares of the

Company of par value of INR 10 each Equity Shares ,

to Sapphire Technologies Limited  the Warrant holder

, a promoter group Company, on a preferential basis,

without offering the same to any other CONTD.

PROPOSAL #CONT: .CONTD person, at a price not less            ISSUER             NO              N/A                  N/A

than the minimum price determined as per the

provisions of Chapter VII of the SEBI regulations; i)

 the relevant date for the purpose of determination

of the price of the Equity Shares issued and allotted

 upon conversion/ exercise of right attached to the

Warrants, in accordance with the provisions of

Chapter VII of the SEBI Regulations shall be the date

 thirty days prior to the date of this EGM i.e. 03

MAY 2010; ii) the Warrants be created, offered and

allotted and the Equity Shares arising upon

conversion of the Warrants shall be subject to the

provisions of the Memorandum and Articles of

Association of the Company; iii) to issue and allot

such number of Equity Shares as may required to be

allotted upon conversion / exercise of right attached

 to the Warrants issued in terms of this resolution,

all such Shares ranking pari passu inter-se and with

PROPOSAL #CONT: .CONTD then existing equity shares of        ISSUER             NO              N/A                  N/A

 the Company in all respects, including dividend; for

 the purpose of giving effect to this resolution,

authorize the Board to do all such acts, deeds,

matters and things as it may, in its absolute

discretion, deem necessary, expedient or proper and

to settle any questions, difficulties or doubts that

may arise in this regard at any stage including at

the time of listing of the Equity Shares with the

stock exchanges, without requiring the Board to

secure any further consent or approval of the members

 of the Company to the end and intent that they shall

 be deemed to have given their approval thereto

expressly by the authority of this resolution; to

delegate all or any of the powers herein conferred by

 this resolution to any Committee of Directors or any

 Director or Directors or any Officers of the Company

 to give effect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JSW STEEL LTD

  TICKER:                  N/A                 CUSIP:   Y44680109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2010, the profit and loss

account for the YE on that date, together with the

reports of the Board of Directors and the Auditors

thereon

PROPOSAL #2.: Approve to confirm the payment of                 ISSUER            YES             FOR                  FOR

dividend on 11% cumulative redeemable preference

PROPOSAL #3.: Declare a dividend on 10% cumulative            ISSUER            YES             FOR                  FOR

redeemable preference shares

PROPOSAL #4.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-appoint Mrs. Savitri Devi JIndal as         ISSUER            YES         AGAINST           AGAINST

a Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. Anthony Paul Pedder as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #7.: Re-appoint Mr. Uday M. Chitale as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #8.: Appointment of M/s. Deloittee Haskins &        ISSUER            YES             FOR                  FOR

 Sells, Chartered Accountants as the Statutory

Auditors of the Company, to hold office from the

conclusion of this AGM until the conclusion of the

next AGM of the Company and approve to fix their

PROPOSAL #9.: Appointment of Dr. Vijay Kelkar as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #10.: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company [the Board], in supersession of the

resolution passed at the EGM of the Company held on

27 DEC 2007 and pursuant to the provisions of Section

 293[1][d] and other applicable provisions, if any,

of the Companies Act, 1956 and Articles of

Association of the Company, for borrowing from time

to time, any sum or sums of money, on such security

and on such terms and conditions as the Board may

deem fit, notwithstanding that the money to be

borrowed together with the money already borrowed by

the Company [apart from temporary loans obtained or

to be obtained from the Company's bankers in the

ordinary course of business] including rupee

equivalent of foreign currency loans [such rupee

equivalent being calculated at the exchange rate

prevailing as on the date of the relevant foreign

currency agreement] may exceed, at any time, the

aggregate of the paid-up capital of the Company and

its free reserves, that is to say, reserves not set

apart for any specific purpose, provided however, the

 total amount so borrowed in excess of the aggregate

of the paid-up capital of the Company and its free

reserves shall not at any time exceed INR

PROPOSAL #S.11: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with the provisions of Section 198, 309[4] and all

other applicable provisions, if any, of the Companies

 Act, 1956 [including any statutory modification[s]

or re-enactment thereof] and the Articles of

Association of the Company and subject to applicable

statutory approval[s] including that of the Central

Government, if necessary, the Company the payment to

Non-Executive Directors of the Company [Directors who

 are neither in the Whole-time employment of the

Company or the JSW Group nor a Managing Director] for

 a period of 5 years from the FY commencing from 01

APR 2010, in addition to the sitting fees and

reimbursement of expenses for attending the meetings

of the Board and/or Committee thereof, commission,

not exceeding in the aggregate, 1% of the net profits

 of the Company as computed in the manner specified

under Section 198[1] of the Companies Act, 1956 or

any statutory modification[s] or re-enactment thereof

 and as may be decide by the Board of Directors

[which term shall be deemed to include any duly

authorized Committee thereof for the time being

exercising the powers conferred on the Board by this

resolution], for each FY within the ceiling specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  K T & G CORP

  TICKER:                  N/A                 CUSIP:   Y49904108

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Elect the Representative Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Elect the Outside Director                                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Elect the Audit Committee Member                      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

PROPOSAL #7: Amend the Articles on retirement                     ISSUER            YES             FOR                  FOR

allowance for the Executive Director

PROPOSAL #8: Amend the Articles on retirement                     ISSUER            YES             FOR                  FOR

allowance for the Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KANGWON LAND INC, CHONGSON

  TICKER:                  N/A                 CUSIP:   Y4581L105

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet, income                 ISSUER            YES             FOR                  FOR

statement and statement of appropriation of retained

earnings for FYE DEC 2009

PROPOSAL #2.1: Election of Messrs. Sung-Sil Kim,                ISSUER            YES         AGAINST           AGAINST

Kwang-Soo Cho, Wall-Ja Jung and Ho-Kyoo Kim as the

PROPOSAL #2.2: Election of Jong-Chul Park as an                 ISSUER            YES             FOR                  FOR

External Director, to be member of the Audit Committee

PROPOSAL #2.3: Election of Jae-Boum Song as an                   ISSUER            YES                                 AGAINST

External Director, to be member of the Audit Committee

PROPOSAL #3.: Approve the remuneration limit for the         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.: Approve the reward for fulltime                     ISSUER            YES         AGAINST           AGAINST

Director, Jin-Mo Kim

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KASIKORNBANK PUBLIC COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   Y4591R118

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the minutes of AGM of shareholders        ISSUER            YES             FOR                  FOR

 No.97 held on 03 APR 2009

PROPOSAL #2: Acknowledge the Board of Directors                 ISSUER            YES             FOR                  FOR

report on year 2009 operations

PROPOSAL #3: Approve the balance sheet and the                   ISSUER            YES             FOR                  FOR

statement of income for the YE 31 DEC 2009

PROPOSAL #4: Approve the appropriation of profit from        ISSUER            YES             FOR                  FOR

 2009's operating results and dividend payment

PROPOSAL #5.1: Election of Mr. Sukri Kaocharern as a         ISSUER            YES             FOR                  FOR

Director who retires by rotation

PROPOSAL #5.2: Election of Mr. Sarisdiguna Kitiyakara        ISSUER            YES             FOR                  FOR

 of as a who retires by rotation

PROPOSAL #5.3: Election of Mr. Banthoon Lamsam as a          ISSUER            YES             FOR                  FOR

Director who retires by rotation

PROPOSAL #5.4: Election of Dr. Prasarn Trairatvorakul        ISSUER            YES             FOR                  FOR

 as a Director who retires by rotation

PROPOSAL #5.5: Election of Dr. Schwin Dhammanungune          ISSUER            YES             FOR                  FOR

as a Director who retires by rotation

PROPOSAL #6: Approve the remuneration of the                       ISSUER            YES             FOR                  FOR

Director's

PROPOSAL #7: Appointment and fix the remuneration of         ISSUER            YES             FOR                  FOR

the Auditor

PROPOSAL #8: Other issues  if any                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KB FINANCIAL GROUP INC

  TICKER:                  KB                   CUSIP:   48241A105

  MEETING DATE:      1/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPOINTMENT OF EXECUTIVE DIRECTOR AS            ISSUER            YES             FOR                  FOR

WRITTEN IN FORM 6-K ON DECEMBER 21, 2009.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KB FINANCIAL GROUP INC

  TICKER:                  KB                   CUSIP:   48241A105

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF NON-CONSOLIDATED FINANCIAL         ISSUER            YES             FOR                  FOR

STATEMENTS (STATEMENTS OF FINANCIAL POSITION,

STATEMENTS OF INCOME AND STATEMENTS OF APPROPRIATION

OF RETAINED EARNINGS) FOR FISCAL YEAR 2009.

PROPOSAL #02: AMENDMENT OF THE ARTICLES OF                          ISSUER            YES             FOR                  FOR

INCORPORATION.

PROPOSAL #03: APPOINTMENT OF NON-EXECUTIVE DIRECTORS.        ISSUER            YES             FOR                  FOR

PROPOSAL #04: APPOINTMENT OF CANDIDATES FOR THE                 ISSUER            YES             FOR                  FOR

MEMBERS OF THE AUDIT COMMITTEE, WHO ARE NON-EXECUTIVE

 DIRECTORS.

PROPOSAL #05: APPROVAL OF THE AGGREGATE REMUNERATION         ISSUER            YES             FOR                  FOR

LIMIT FOR DIRECTORS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KB FINANCIAL GROUP INC

  TICKER:                  N/A                 CUSIP:   Y46007103

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect a Director                                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Elect the Audit Committee member who is        ISSUER            YES             FOR                  FOR

 an Outside Director

PROPOSAL #5.: Approve the remuneration for the                   ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KCC CORP

  TICKER:                  N/A                 CUSIP:   Y45945105

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet, income                   ISSUER            YES             FOR                  FOR

statement and statement of appropriation of retained

earnings for FYE DEC 2009

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Elect Messrs. Mongjin Jung, Mongik Jung         ISSUER            YES         AGAINST           AGAINST

(external) Jaejun Kim, Ohseung Gwon,

PROPOSAL #4: Appointment of one Audit Committee Member      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KGHM POLSKA MIEDZ S.A., LUBLIN

  TICKER:                  N/A                 CUSIP:   X45213109

  MEETING DATE:      12/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the EGM                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect the Chairman                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the statement of meeting's                ISSUER            YES             FOR                  FOR

legal validity and its ability to adopt resolutions

PROPOSAL #4.: Approve the agenda                                            ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Adopt the resolution on changes in                ISSUER            YES         AGAINST           AGAINST

Company's Statute

PROPOSAL #6.: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KGHM POLSKA MIEDZ S.A., LUBLIN

  TICKER:                  N/A                 CUSIP:   X45213109

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the OGM                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Election of the Chairman of the OGM               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the confirmation of the                     ISSUER            YES             FOR                  FOR

legality of convening the OGM and its capacity to

adopt resolutions

PROPOSAL #4.: Approve the acceptance of the agenda             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve to review the report on the              ISSUER            YES             FOR                  FOR

Company's activities in FY 2009 and the financial

statements of the Company for FY 2009

PROPOSAL #6.: Approve to review the proposal of the          ISSUER            YES             FOR                  FOR

Management Board concerning the appropriation of

Company profit for FY 2009

PROPOSAL #7.: Approve to review of the Supervisory            ISSUER            YES             FOR                  FOR

Board report on the results of its evaluation of the

report on the Company's activities in FY 2009, the

financial statements of the Company for FY 2009 and

the appropriation of Company profit for FY 2009

PROPOSAL #8.a: Approve the brief assessment of the            ISSUER            YES             FOR                  FOR

Company's standing, including an evaluation of the

internal control system and the Company's significant

 risk Management system

PROPOSAL #8.b: Receive the report on the activities          ISSUER            YES             FOR                  FOR

of the Supervisory Board together with the evaluation

 of its work

PROPOSAL #9.a: Approve the report on the Company's            ISSUER            YES             FOR                  FOR

activities in FY 2009

PROPOSAL #9.b: Approve the financial statements of            ISSUER            YES             FOR                  FOR

the Company for FY 2009

PROPOSAL #9.c: Approve the appropriation of Company          ISSUER            YES             FOR                  FOR

profit for FY 2009

PROPOSAL #10.a1: Approve the performance of duties in        ISSUER            YES             FOR                  FOR

 FY 2009 of Ryszard Janeczek, Member of the

Management Board, who fulfilled the function of Vice

President of the Management Board of the Company

during the period from 24 AUG 2009 to 31 DEC 2009

PROPOSAL #10.a2: Approve the performance of duties in        ISSUER            YES             FOR                  FOR

 FY 2009 of Miroslaw Krutin, Member of the Management

 Board, who fulfilled the function of President of

the Management Board of the Company during the period

 from 01 JAN 2009 to 16 JUN 2009

PROPOSAL #10.a3: Approve the performance of duties in        ISSUER            YES             FOR                  FOR

 FY 2009 of Maciej Tybura, Member of the Management

Board, who during the period: from 01 JAN 2009 to 24

AUG 2009 fulfilled the function of Vice President of

the Management Board of the Company, from 24 AUG 2009

 to 31 DEC 2009 fulfilled the function of I Vice

President of the Management Board of the Company

PROPOSAL #10.a4: Approve the performance of duties in        ISSUER            YES             FOR                  FOR

 FY 2009 of Herbert Wirth, Member of the Management

Board, who during the period: from 01 JAN 2009 to 16

JUN 2009 fulfilled the function of I Vice President

of the Management Board of the Company, from 16 JUN

2009 to 20 JUL 2009 was acting President of the

Management Board of the Company, from 20 JUL 2009 to

31 DEC 2009 fulfilled the function of President of

the Management Board of the Company

PROPOSAL #10.b1: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Jozef Czyczerski a member of the Supervisory Board

of KGHM Polska Miedz S.A. in FY 2009 during the

period in which he fulfilled this function from 01

JAN 2009 to 31 DEC 2009

PROPOSAL #10.b2: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Marcin Dyl a member of the Supervisory Board of KGHM

 Polska Miedz S.A. in FY 2009 during the period in

which he fulfilled this function from 01 JAN 2009 to

31 DEC 2009

PROPOSAL #10.b3: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Leszek Hajdacki a member of the Supervisory Board of

 KGHM Polska Miedz S.A. in FY 2009 during the period

in which he fulfilled this function from 01 JAN 2009

to 31 DEC 2009

PROPOSAL #10.b4: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Arkadiusz Kawecki a member of the Supervisory Board

of KGHM Polska Miedz S.A. in FY 2009 during the

period in which he fulfilled this function from 01

JAN 2009 to 31 DEC 2009

PROPOSAL #10.b5: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Jacek Kucinski a member of the Supervisory Board of

KGHM Polska Miedz S.A. in FY 2009 during the period

in which he fulfilled this function from 01 JAN 2009

to 31 DEC 2009

PROPOSAL #10.b6: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Ryszard Kurek a member of the Supervisory Board of

KGHM Polska Miedz S.A. in FY 2009 during the period

in which he fulfilled this function from 01 JAN 2009

to 31 DEC 2009

PROPOSAL #10.b7: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Marek Panfil a member of the Supervisory Board of

KGHM Polska Miedz S.A. in FY 2009 during the period

in which he fulfilled this function from 01 JAN 2009

to 31 DEC 2009

PROPOSAL #10.b8: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Marek Trawinski a member of the Supervisory Board of

 KGHM Polska Miedz S.A. in FY 2009 during the period

in which he fulfilled this function from 01 JAN 2009

to 31 DEC 2009

PROPOSAL #10.b9: Approve the performance of duties of        ISSUER            YES             FOR                  FOR

 Marzenna Weresa a member of the Supervisory Board of

 KGHM Polska Miedz S.A. in FY 2009 during the period

in which she fulfilled this function from 01 JAN 2009

 to 31 DEC 2009

PROPOSAL #11.: Approve the review of the report on            ISSUER            YES             FOR                  FOR

the activities of the KGHM Polska Miedz S.A. Group in

 FY 2009 and the consolidated financial statements of

 the KGHM Polska Miedz S.A. Group for FY 2009

PROPOSAL #12.: Approve the review of the Supervisory         ISSUER            YES             FOR                  FOR

Board report on the results of its evaluation of the

report on the activities of the KGHM Polska Miedz

S.A. Group in FY 2009 and of the consolidated

financial statements of the KGHM Polska Miedz S.A.

Group for FY 2009

PROPOSAL #13.a: Approve the report on the activities         ISSUER            YES             FOR                  FOR

of the KGHM Polska Miedz S.A. Group in FY 2009

PROPOSAL #13.b: Approve the consolidated financial            ISSUER            YES             FOR                  FOR

statements of the KGHM Polska Miedz S.A. Group for FY

 2009

PROPOSAL #14.: Approve the new Bylaws of the general         ISSUER            YES             FOR                  FOR

meeting of KGHM Polska Miedz S.A. with its registered

 head office in Lubin

PROPOSAL #15.: Adopt a resolution on changes in the          ISSUER            YES         AGAINST           AGAINST

composition of the Supervisory Board of KGHM Polska

Miedz Spolka Akcyjna with its registered head office

in Lubin

PROPOSAL #16.: Closing of the general meeting                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KGI SECURITIES CO LTD

  TICKER:                  N/A                 CUSIP:   Y47572139

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposal of the merger with        ISSUER            YES             FOR                  FOR

 Taishin Securities Co., Ltd. [TW0006010002

PROPOSAL #2.: Authorize the Board of Directors                   ISSUER            YES             FOR                  FOR

proceed not exceed 300 million shares quota to

proposal of capitalization through issuance of common

 shares via private placement or issuance of common

shares to participle the issuance of GDR [optional 1

or both of the above]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KGI SECURITIES CO LTD

  TICKER:                  N/A                 CUSIP:   Y47572139

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and                 ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The declaration of 2009 Internal                 ISSUER             NO              N/A                  N/A

control

PROPOSAL #A.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of the merger issue with            ISSUER             NO              N/A                  N/A

Taishin securities Company Ltd.

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

cash dividend TWD 0.45 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

trading derivatives

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

realty acquisition from the affiliated Companies and

people

PROPOSAL #B.8: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

the merger, split off, tender offer and shares

PROPOSAL #B.9: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares via private placement

PROPOSAL #B.10: Other issues and extraordinary motions      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIA MOTORS CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y47601102

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3: Election of Directors Candidates:                   ISSUER            YES         AGAINST           AGAINST

Jaelock Lee, Euisun Jeong  [External]

PROPOSAL #4: Election of Auditor Committee Member:            ISSUER            YES         AGAINST           AGAINST

Dongseong Jo [External]

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIMBERLY-CLARK DE MEXICO SAB DE CV

  TICKER:                  N/A                 CUSIP:   P60694117

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Presentation and, if relevant, approval        ISSUER             NO              N/A                  N/A

 of the report from the general Director prepared in

accordance with Article 172 of the General Mercantile

 Companies Law, accompanied by the opinion of the

Outside Auditor, regarding the operations and results

 of the Company for the fiscal year that ended on 31

DEC 2009, as well as the opinion of the board of

directors regarding the content of said report,

presentation and, if relevant, approval of the report

 from the board of Directors that is referred to in

Article 172, Line B, of the General Mercantile

Companies Law in which the main accounting and

information policies and criteria followed in the

preparation of the financial information of the

Company are contained, presentation and, if relevant,

 approval of the financial statements of the Company

to 31 DEC 2009, both individual and consolidated, and

 the allocation of results from the fiscal year,

presentation and, if relevant, approval of the report

 regarding the fulfillment of the t ax obligations

that are the responsibility of the Company,

presentation and, if relevant, approval of the annual

 report regarding the activities carried out by the

Audit and Corporate Practices Committee; resolutions

in this regard

PROPOSAL #II.: Presentation and, if relevant,                     ISSUER             NO              N/A                  N/A

approval of a proposal from the Board of Directors to

 pay a cash dividend, coming from the balance of the

net fiscal profit account in the amount of MXN in

3.20 per share, to each one of the common,

nominative, shares without par value in circulation

from the series A and B, as well as to each one of

the special series T Shares that is assigned, said

dividend will be paid in four installments of MXN

0.80 per share, on 8 APR, 8 JUL, 7 OCT and 2 DEC,

PROPOSAL #III.: Appointment and/or ratification, of          ISSUER             NO              N/A                  N/A

the members of the Board of Directors, both full and

alternate, as well as of the chairperson of the Audit

 and Corporate Practices Committee, determination

regarding the independence of the Members of the

Board of Directors of the Company, in accordance with

 that which is established in Article 26 of the

Securities Market Law; resolutions in this regard

PROPOSAL #IV.: Remuneration to the Members of the              ISSUER             NO              N/A                  N/A

Board of Directors and of the Separate Committees,

both full and alternate, as well as for the secretary

 of the company; resolutions in this regard

PROPOSAL #V.: Presentation and, if relevant, approval        ISSUER             NO              N/A                  N/A

 of the report from the Board of Directors regarding

the policies of the Company in regard to the

acquisition of its own shares and, if relevant,

placement of the same, proposal to cancel up to

16,109,100 common, nominative shares with no par

value, from Class I, representative of the fixed part

 of the share capital, coming from the share

repurchase program that are in the Company's

treasury, of which 8,158,100 are Series A and

7,951,000 are Series B, proposal, and if relevant,

approval of the maximum amount of funds that can be

allocated to the purchase of our own shares for the

2010 fiscal year, proposal and, if relevant, approval

 of the amendment of Article 5 of the Corporate

Bylaws of the Company, to reflect the corresponding

decrease in the fixed part of the share capital;

PROPOSAL #VI.: Designation of delegates who will                ISSUER             NO              N/A                  N/A

formalize and carry out the resolutions passed by the

 Annual and EGM of shareholders.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINGBOARD CHEMICAL HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G52562140

  MEETING DATE:      7/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the allotment and issuance of          ISSUER            YES             FOR                  FOR

an aggregate of up to 940,750 new shares of nominal

value of HKD 0.10 each in the issued share capital of

 Kingboard Chemical Holdings Limited to [i] Messrs.

Cheung Kwok Wing, Mok Cham Hung, Chadwick, Chan Wing

Kwan and Chang Wing Yiu, all being the Directors of

Kingboard Chemical Holdings Limited and the Directors

 of Elec & Eltek International Company Limited, [ii]

Mr. Cheung Kwok Wa, being the brother to Mr. Cheung

Kwok Wing and a Director of Kingboard Laminates

Holdings Limited, and [iii] Messrs. Li Muk Kam, Chan

Sai Kit, Philip, Clement Sun, Heng Nguan Leng,

Claudia, Li Chiu Cheuk, Wong Yu Hong, Philip and Lai

Chong Tuck, Larry, all being directors of Elec &

Eltek International Company Limited [Connected Share

Transaction]; and authorize any 1 or more of the

Directors of the Company to do, approve and transact

all such acts and things as he/she/they may in

his/her/their discretion consider necessary,

desirable or expedient to carry out or give effect to

 or otherwise in connection with the connected share

transaction

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINGBOARD CHEMICAL HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G52562140

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Directors' report and the Independent

Auditor's report thereon for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Re-elect Mr. Cheung Kwong Kwan as an          ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #3.B: Re-elect Mr. Chang Wing Yiu as an                ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #3.C: Re-elect  Mr. Ho Yin Sang as an                   ISSUER            YES         AGAINST           AGAINST

Executive Director of the Company

PROPOSAL #3.D: Re-elect  Mr. Mok Cham Hung, Chadwick         ISSUER            YES             FOR                  FOR

as an Executive Director of the Company

PROPOSAL #3.E: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the Directors remuneration

PROPOSAL #4: Re-appoint the Auditor and authorize the        ISSUER            YES             FOR                  FOR

 Board of Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

  Directors , subject to this resolution to allot,

issue and deal with additional shares of the Company

Shares  or securities convertible into Shares, or

options, warrants or similar rights to subscribe for

any Shares, and to make or grant offers, agreements

and options which might require the exercise of such

power be and is hereby generally and unconditionally

during and after the end of the relevant period, not

exceeding 20% of the aggregate nominal amount of the

issued share capital of the Company otherwise than

pursuant to: i) a Rights Issue; ii) the exercise of

rights of subscription or conversion under the terms

of any warrants issued by the Company or any

securities which are convertible into Shares; iii)

the exercise of any option scheme or similar

arrangement; or iv) any .CONTD..

PROPOSAL #5.B: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

  Directors  during the relevant period to repurchase

 shares of the Company  Shares  or securities

convertible into Shares on The Stock Exchange of Hong

 Kong Limited  Stock Exchange  or on any other stock

exchange on which the securities of the Company may

be listed and recognized for this purpose by the

Securities and Futures Commission of Hong Kong and

the Stock Exchange under the Hong Kong Code on share

repurchases and, subject to and in accordance with

all applicable laws and regulations, the aggregate

nominal amount of the securities which may be

repurchased by the Company pursuant to this

Resolution during the relevant period shall not

exceed 10% of the aggregate nominal amount of the

share capital of the Company in issue at the date of

PROPOSAL #5.C: Approve, conditional upon the passing         ISSUER            YES         AGAINST           AGAINST

of Resolutions 5A and 5B as specified, the general

mandate granted to the Directors of the Company to

allot, issue or otherwise deal with shares of the

Company pursuant to Resolution 5A above be extended

by the addition to the aggregate nominal amount of

the shares of the Company of an amount representing

the aggregate nominal amount of the share capital of

the Company repurchased by the Company under the

authority granted pursuant to Resolution 5B above,

provided that such amount shall not exceed 10% of the

 aggregate nominal amount of the share capital of the

 Company in issue at the date of the passing of this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINGBOARD CHEMICAL HOLDINGS LTD, GEORGE TOWN

  TICKER:                  N/A                 CUSIP:   G52562140

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the continuing connected                     ISSUER            YES             FOR                  FOR

transaction contemplated by the Drill Bits Agreement

and the Proposed Annual Caps  such terms shall have

the meaning as defined in the circular to the

shareholders of the Company dated 27 MAY 2010 and

authorize any Director of the Company to do, approve

and transact all such acts and things as they may in

their discretion consider necessary or desirable in

connection therewith

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINSUS INTERCONNECT TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y4804T109

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.3 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Election of  Wu, Hui-Huang  [ID NO:            ISSUER            YES             FOR                  FOR

P100014516]  as a Director

PROPOSAL #B.8: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KLABIN SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P60933101

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the administrators accounts to          ISSUER             NO              N/A                  N/A

examine, discuss and vote on the administrations

report, the financial statements and the accounting

statements accompanied by the Independent Auditors

report and the Finance Committee, regarding the FY

ending on 31 DEC 2009, well as the opinion of the

Board of Directors

PROPOSAL #2: To decide regarding the allocation of            ISSUER             NO              N/A                  N/A

the net profit and the distribution of the dividends

PROPOSAL #3: Election of Armando Klabin, Celso Lafer,        ISSUER            YES         ABSTAIN           AGAINST

 Daniel Miguel Klabin, Israel Klabin, Lilia Klabin

Lveine, Miguel Lafer, Paulo Sergio Coutinho Galvao

Filho, Pedro Franco Piva, Roberto Luiz Leme Klabin,

Vera Lafer as the Members of the Board of Directors

PROPOSAL #4: To set the Directors remuneration                    ISSUER             NO              N/A                  N/A

PROPOSAL #5: Elect the members the Finance Committee         ISSUER            YES         ABSTAIN           AGAINST

including the representative of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOC HLDG

  TICKER:                  N/A                 CUSIP:   M63751107

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and forming the presidency of            ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2: Receive the reports of Board Members,            ISSUER             NO              N/A                  N/A

Auditors and the independent audit firm; approve the

financial statements

PROPOSAL #3: Approve the amendments of Board Members         ISSUER             NO              N/A                  N/A

PROPOSAL #4: Approve that release of Board Members            ISSUER             NO              N/A                  N/A

and Auditors

PROPOSAL #5: Approve to take a decision for                        ISSUER             NO              N/A                  N/A

amendments on items 4, 7, 8, 32 and temporary item

PROPOSAL #6: Approve to inform the shareholders about        ISSUER             NO              N/A                  N/A

 dividend distribution policy

PROPOSAL #7: Approve the dividend distribution and            ISSUER             NO              N/A                  N/A

its pay date

PROPOSAL #8: Approve to inform the shareholders about        ISSUER             NO              N/A                  N/A

 information policy

PROPOSAL #9: Approve to inform the shareholders about        ISSUER             NO              N/A                  N/A

 given collaterals, mortgages, pawns and pledges

PROPOSAL #10: Approve the independent audit firm                ISSUER             NO              N/A                  N/A

PROPOSAL #11: Approve to determine the numbers and            ISSUER             NO              N/A                  N/A

terms of office of Board Members and their election

PROPOSAL #12: Approve to determine the numbers of              ISSUER             NO              N/A                  N/A

Auditors and their election

PROPOSAL #13: Approve to determine the wages of Board        ISSUER             NO              N/A                  N/A

 Members and Auditors

PROPOSAL #14: Approve to inform the shareholders                ISSUER             NO              N/A                  N/A

about donations

PROPOSAL #15: Approve to permit the Board Members as         ISSUER             NO              N/A                  N/A

per items 334 and 335 of Turkish Commercial Code

PROPOSAL #16: Authorize the Board Members to sign the        ISSUER             NO              N/A                  N/A

 Minutes of meeting

PROPOSAL #17: Wishes                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOMERCNI BANKA A S

  TICKER:                  N/A                 CUSIP:   X45471111

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the rules of order and of voting        ISSUER            YES             FOR                  FOR

 of the general meeting, election of general meeting

Chairman, minutes clerk, minutes verifiers and

scrutineers

PROPOSAL #3: Approve the Board of Directors report on        ISSUER            YES             FOR                  FOR

 the banks business activities and on the state of

its assets and liabilities for part the year 2009

semicolon discussion over the explanatory report on

matters under s. 118(5)(a)(k) of Act no. 256/2004 SB

the Act to regulate business undertaking in the

capital market as amended

PROPOSAL #4: Approve the regular financial statements        ISSUER            YES             FOR                  FOR

 with the proposal for the distribution of profit for

 the year 2009 and about the consolidated financial

statements for the year 2009

PROPOSAL #5: Approve the Supervisory Boards position         ISSUER            YES             FOR                  FOR

on the regular financial statements for the year 2009

 on the proposal for the distribution of profit for

the year 2009 and on the consolidated financial

statements for the year 2009 semicolon Supervisory

Boards report on the results of its Supervisory

activity semicolon and Supervisory Board position on

the Board of Directors report on relations among

related entities in accordance wit h s. 66a (9) of

Act no. 513/1991 SB the commercial code as amended

hereinafter called the commercial code

PROPOSAL #6: Receive the Audit Committees report on          ISSUER            YES             FOR                  FOR

the results of its activity

PROPOSAL #7: Approve the regular financial statements        ISSUER            YES             FOR                  FOR

 for the year 2009

PROPOSAL #8: Approve the decision on the distribution        ISSUER            YES             FOR                  FOR

 of profit for the year 2009

PROPOSAL #9: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements for the year 2009

PROPOSAL #10: Approve the decision on the                            ISSUER            YES             FOR                  FOR

compensation of the Members of the banks Board of

PROPOSAL #11: Approve the decision on the acquisition        ISSUER            YES             FOR                  FOR

 of the banks treasury stock

PROPOSAL #12: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

PROPOSAL #13: Appointment of a statutory Auditor to          ISSUER            YES             FOR                  FOR

make the statutory audit

PROPOSAL #14: Closing                                                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA ELECTRIC POWER CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y48406105

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Permanent [Standing] Director:            ISSUER            YES             FOR                  FOR

re-appoint Kim, Moon-Duck as a Standing Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA ELECTRIC POWER CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y48406105

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #3: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA ELECTRIC POWER CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y48406105

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of Director, candidate: Woo            ISSUER            YES             FOR                  FOR

Gyeom Kim

PROPOSAL #2.: Election of an Audit Committee Member          ISSUER            YES             FOR                  FOR

as Outside Director, candidate: Sunjin Kim

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA EXCHANGE BANK, SEOUL

  TICKER:                  N/A                 CUSIP:   Y48585106

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve of 43rd balance sheet, income          ISSUER            YES             FOR                  FOR

statement and proposed disposition of retained earning

PROPOSAL #2.: Election of the Directors candidates:          ISSUER            YES             FOR                  FOR

Richard F. Wacker [External] Jingeun Park, Jungsu Kim

PROPOSAL #3.: Election of the Member of the Audit              ISSUER            YES             FOR                  FOR

Committee, who is the External Director; candidates:

Jungsu Kim, Hoewon Yoo

PROPOSAL #4.: Approve the previously granted Stock            ISSUER            YES             FOR                  FOR

Option

PROPOSAL #5.: Approve the endowment of the Stock                ISSUER            YES             FOR                  FOR

purchase Option for Staff

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA GAS CORP

  TICKER:                  N/A                 CUSIP:   Y48861101

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 27th balance sheet, income         ISSUER            YES             FOR                  FOR

statement, and proposed disposition of retained

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.1.1: Election of Director Sunjang Yang             ISSUER            YES             FOR                  FOR

PROPOSAL #3.1.2: Election of Director candidates:              ISSUER            YES                                 AGAINST

Sangkyung Oh

PROPOSAL #3.1.3: Election of Director candidates:              ISSUER            YES                                 AGAINST

Yungsung Park

PROPOSAL #3.2.1: Election of External Director:                 ISSUER            YES             FOR                  FOR

Seyoung An

PROPOSAL #3.2.2: Election of External Director:                 ISSUER            YES                                 AGAINST

Junghwan Kim

PROPOSAL #3.2.3: Election of External Director:                 ISSUER            YES                                 AGAINST

Jonggap Kim

PROPOSAL #3.2.4: Election of External Director:                 ISSUER            YES             FOR                  FOR

Byungmu Min

PROPOSAL #3.2.5: Election of External Director: Wonmo        ISSUER            YES             FOR                  FOR

 Sung

PROPOSAL #3.2.6: Election of External Director:                 ISSUER            YES                                 AGAINST

Younghak Yun

PROPOSAL #3.2.7: Election of External Director:                 ISSUER            YES                                 AGAINST

Sukyung Lee

PROPOSAL #3.2.8: Election of External Director:                 ISSUER            YES                                 AGAINST

Jisang Jang

PROPOSAL #3.2.9: Election of External Director: Jewon        ISSUER            YES                                 AGAINST

 Jeon

PROPOSAL #3.210: Election of External Director:                 ISSUER            YES             FOR                  FOR

Kiryung Choi

PROPOSAL #4.: Election of Younggil Seo as the Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the remuneration limit of the          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA INVESTMENT HOLDINGS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y4862P106

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 8th financial statement                ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the disposition of retained                ISSUER            YES             FOR                  FOR

earning

PROPOSAL #3: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of Nam Gu Kim, Joo Won Kim               ISSUER            YES             FOR                  FOR

External  Seung Hee Park, Kang Heum Yeon as the

Directors

PROPOSAL #5: Election of Seung Hee Park as the Member        ISSUER            YES             FOR                  FOR

 of the Audit Committee

PROPOSAL #6: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA ZINC CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y4960Y108

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Elect the Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Elect the Audit Committee Member                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREAN AIR LINES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y4936S102

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3: Election of Directors                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of Audit Committee Members as          ISSUER            YES             FOR                  FOR

outside Directors

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOTAK MAHINDRA BK LTD

  TICKER:                  N/A                 CUSIP:   Y4964H143

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the profit and loss          ISSUER            YES             FOR                  FOR

account for the YE 31 MAR 2009, the balance sheet as

at that date and the reports of the Directors and the

 Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Dr. Shankar Acharya as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Approve the vacancy caused by the                 ISSUER            YES             FOR                  FOR

retirement of Mr. Pradeep Kotak, who retires by

rotation and does not seek re-appointment, be not

filled

PROPOSAL #5.: Re-appoint, pursuant to Section 224 and        ISSUER            YES             FOR                  FOR

 other applicable provisions, if any, of the

Companies Act, 1956, and subject to the approval of

the Reserve Bank of India, Messrs. S. R. Batliboi &

Co., Chartered Accountants, as the Auditors of the

Bank to hold office from the conclusion of this

Meeting until the conclusion of the next AGM of the

Bank and approve to fix their remuneration by the

Audit Committee of the Board of Directors of the Bank

PROPOSAL #6.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES             FOR               AGAINST

PROPOSAL: appoint Mr. Shishir Bajaj as a Director of

the Bank

PROPOSAL #S.7: Approve that pursuant to Section 309          ISSUER            YES             FOR                  FOR

(4) and other applicable provisions of the Companies

Act, 1956, Section 35-B and other applicable

provisions, if any, of the Banking Regulation Act,

1949 and subject to the approvals, as may be

necessary from the Government of India, the Reserve

Bank of India and other concerned authorities or

bodies and subject to conditions as may be prescribed

 by any of them while granting such approvals, the

approval of the Members of the Bank be accorded for

the regarding-appointment of Dr. Shankar Acharya as

part-time Chairman of the Bank for a period of 3

years with effect from 20 JUL 2009 on the terms of

remuneration to be fixed by the Board of Directors of

 the Bank, on an annual basis such that the

remuneration does not exceed INR 12 lakh per annum at

 any given time and in case of absence or inadequacy

of profit in any FY, the aforesaid remuneration be

paid to Dr. Shankar Acharya as minimum remuneration;

authorize the Board to do all such acts, deeds and

things and to execute any agreements, documents or

instructions as may be required to give effect to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KRUNG THAI BANK PUBLIC COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   Y49885208

  MEETING DATE:      4/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the minutes of the 16th annual              ISSUER            YES             FOR                  FOR

ordinary general meeting on 17 APR 2009

PROPOSAL #2: Acknowledge the Board of Directors'                ISSUER            YES             FOR                  FOR

annual report

PROPOSAL #3: Approve the balance sheet and the profit        ISSUER            YES             FOR                  FOR

 and loss statements for 2009 ended 31 DEC 2009

PROPOSAL #4: Approve the appropriation of the 2009            ISSUER            YES             FOR                  FOR

net profit and dividend payment

PROPOSAL #5.1: Approve the Directors' remunerations          ISSUER            YES             FOR                  FOR

for the year 2010

PROPOSAL #5.2: Approve the Directors' gratuity for            ISSUER            YES             FOR                  FOR

the year 2009

PROPOSAL #6.1: Election of Dr. Sathit Limpongpan as a        ISSUER            YES             FOR                  FOR

 Director to replace those who retires

PROPOSAL #6.2: Election of Mr.Santi Vilassakdanont as        ISSUER            YES             FOR                  FOR

 a Director to replace those who

PROPOSAL #6.3: Election of Mr. Chulasingh                            ISSUER            YES             FOR                  FOR

Vasantasingh as a Director to replace those who

PROPOSAL #6.4: Election of Mr. Naruenart Ratanakanok         ISSUER            YES             FOR                  FOR

as a Director to replace those who

PROPOSAL #7: Election of the Bank's Auditor and                 ISSUER            YES             FOR                  FOR

approve to fix the audit fee

PROPOSAL #8: Other business  if any                                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KT CORP MEDIUM TERM NTS BOOK  ENTRY REG S

  TICKER:                  N/A                 CUSIP:   Y49915104

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the  28th financial statement             ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the revision to the Articles of         ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #3.1: Appointment of Sang-Hoon Lee as an              ISSUER            YES             FOR                  FOR

Internal Director

PROPOSAL #3.2: Appointment of Hyun-Myoung Pyo as an          ISSUER            YES             FOR                  FOR

Internal Director

PROPOSAL #3.3: Appointment of Chan-Jin Lee as an                ISSUER            YES             FOR                  FOR

External Director

PROPOSAL #3.4: Appointment of Jong-Hwan Song as an            ISSUER            YES             FOR                  FOR

External Director

PROPOSAL #3.5: Appointment of Hae-Bang Jung as an              ISSUER            YES             FOR                  FOR

External Director

PROPOSAL #4.1: Appointment of Jung-Suk Ko as the                ISSUER            YES             FOR                  FOR

Member of the Audit Committee

PROPOSAL #4.2: Appointment of Hae-Bang Jung as the            ISSUER            YES             FOR                  FOR

Member of the Audit Committee

PROPOSAL #5: Approve the Director remuneration limit         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the revisions to the Executive          ISSUER            YES             FOR                  FOR

Officer Retirement Policy

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KT CORPORATION

  TICKER:                  KT                   CUSIP:   48268K101

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF BALANCE SHEET, INCOME                 ISSUER            YES             FOR                  FOR

STATEMENT AND STATEMENT OF APPROPRIATION OF RETAINED

EARNINGS FOR THE 28TH FISCAL YEAR.

PROPOSAL #02: AMENDMENT OF ARTICLES OF INCORPORATION.        ISSUER            YES             FOR                  FOR

PROPOSAL #3A: ELECTION OF THE DIRECTOR: SANG HOON LEE        ISSUER            YES             FOR                  FOR

PROPOSAL #3B: ELECTION OF THE DIRECTOR: HYUN MYUNG PYO      ISSUER            YES             FOR                  FOR

PROPOSAL #3C: ELECTION OF THE DIRECTOR: CHAN JIN LEE         ISSUER            YES             FOR                  FOR

PROPOSAL #3D: ELECTION OF THE DIRECTOR: JONG HWAN SONG      ISSUER            YES             FOR                  FOR

PROPOSAL #3E: ELECTION OF THE DIRECTOR: HAE BANG CHUNG      ISSUER            YES             FOR                  FOR

PROPOSAL #4A: ELECTION OF MEMBER OF AUDIT COMMITTEE:         ISSUER            YES             FOR                  FOR

JEONG SUK KOH

PROPOSAL #4B: ELECTION OF MEMBER OF AUDIT COMMITTEE:         ISSUER            YES             FOR                  FOR

HAE BANG CHUNG

PROPOSAL #05: APPROVAL OF LIMIT ON REMUNERATION OF            ISSUER            YES             FOR                  FOR

DIRECTORS.

PROPOSAL #06: AMENDMENT OF EXECUTIVES' SEVERANCE PAY         ISSUER            YES             FOR                  FOR

REGULATIONS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUALA LUMPUR KEPONG BERHAD

  TICKER:                  N/A                 CUSIP:   Y47153104

  MEETING DATE:      2/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements for the        ISSUER            YES             FOR                  FOR

 YE 30 SEP 2009 and the Directors' and Auditors'

reports thereon

PROPOSAL #2: Approve the payment of a final single            ISSUER            YES             FOR                  FOR

tier dividend of 30 sen per share

PROPOSAL #3: Re-elect Dato' Lee Hau Hian, who retires        ISSUER            YES             FOR                  FOR

 by rotation in accordance with Article 91 A  of the

Company's Articles of Association

PROPOSAL #4: Re-elect Mr. Kwok Kian Hai, who retires         ISSUER            YES             FOR                  FOR

in accordance with Article 91 E  of the Company's

Articles of Association

PROPOSAL #5: Re-appoint Tan Sri Dato' Thong Yaw Hong         ISSUER            YES             FOR                  FOR

as a Director of the Company, pursuant to Section 129

 6  of the Companies Act 1965, to hold office until

the next AGM of the Company

PROPOSAL #6: Re-appoint R.M. Alias as a Director of          ISSUER            YES             FOR                  FOR

the Company, pursuant to Section 129 6  of the

Companies Act 1965, to hold office until the next AGM

 of the Company

PROPOSAL #7: Re-appoint Datuk Abdul Rahman bin Mohd.         ISSUER            YES             FOR                  FOR

Ramli as a Director of the Company, pursuant to

Section 129 6  of the Companies Act 1965, to hold

office until the next AGM of the Company

PROPOSAL #8: Approve to fix the Directors' fees for          ISSUER            YES             FOR                  FOR

the YE 30 SEP 2009 amounting to MYR 925,753

PROPOSAL #9: Appoint the Auditors and authorize the          ISSUER            YES             FOR                  FOR

Directors to fix their remuneration

PROPOSAL #10: Authorize the Directors for the Company        ISSUER            YES             FOR                  FOR

 to buy back such amount of ordinary shares of MYR

1.00 each in the Company  authority to buy back

shares , as may be determined by the Directors from

time to time through Bursa Malaysia Securities Berhad

  Bursa Malaysia  upon such terms and conditions as

the Directors may deem fit and expedient in the best

interests of the Company provided that the aggregate

number of shares purchased pursuant to this

resolution does not exceed 10% of the total issued

and paid-up share capital of the Company  equivalent

to 106,400,000 shares in the Company based on its

issued and paid-up share capital  excluding treasury

shares  of 1,064,965,692 shares of MYR 1.00 each as

at 30 NOV 2009  and that an amount not exceeding the

total retained profits CONTD.

PROPOSAL #11: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

subsidiary Companies to enter into recurrent

transactions of a revenue or trading nature with

related parties which are necessary for the Company's

 and/or its subsidiaries day-today operations and

carried out in ordinary course of business on normal

commercial terms not more favorable to the related

parties than those generally available to the public

and are not to the detriment of the minority

shareholders as specified; and authorize the

Directors to do all such acts and things including

executing all such documents as may be required  as

they may consider expedient or necessary to give full

 effect to the mandate, with full powers to assent to

 any conditions, CONTD.

PROPOSAL #12: Approve an ex-gratia payment of Ringgit        ISSUER            YES         AGAINST           AGAINST

 Malaysia MYR 350,000 by the Company to YM Tengku

Robert Hamzah in recognition and appreciation of his

long service and contribution to the Company;

authorize the Directors to do all such acts and

things to give full effect to the proposed ex-gratia

payment with full powers to assent to any

modifications, variations and/or amendments  if any

as the Directors may deem fit or necessary in

connection with the proposed ex-gratia payment

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUMBA IRON ORE LTD

  TICKER:                  N/A                 CUSIP:   S4341C103

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual financial statements      ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Re-appoint Deloitte and Touche as the         ISSUER            YES             FOR                  FOR

Independent Auditors

PROPOSAL #O.3.1: Re-elect P.B. Matlare as a Director,        ISSUER            YES         AGAINST           AGAINST

 who retires in terms of Article 16.1 & 16.2 of the

Articles of Association

PROPOSAL #O.3.2: Re-elect G.S. Gouws as a Director,          ISSUER            YES             FOR                  FOR

who retires in terms of Article 16.1 & 16.2 of the

Articles of Association

PROPOSAL #O.3.3: Re-elect D.M. Weston as a Director,         ISSUER            YES             FOR                  FOR

who retires in terms of Article 16.1 & 16.2 of the

Articles of Association

PROPOSAL #O.4.1: Appointment of Z.B.M. Bassa                      ISSUER            YES             FOR                  FOR

Chairman  as the Member of the Audit Committee

PROPOSAL #O.4.2: Appointment of A.J. Morgan as a                ISSUER            YES             FOR                  FOR

member of the Audit Committee

PROPOSAL #O.4.3: Appointment of D.D. Mokgatle as a            ISSUER            YES             FOR                  FOR

member of the Audit Committee

PROPOSAL #O.5: Approve the Non-Executive Directors            ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #O.6: Approve the specific authority to                ISSUER            YES             FOR                  FOR

amend the Companies Executive Share Incentive Schemes

PROPOSAL #O.7: Approve the specific authority to                ISSUER            YES         AGAINST           AGAINST

control authorized but unissued shares

PROPOSAL #O.8: Approve the general authority to                 ISSUER            YES             FOR                  FOR

control 5% of unissued shares

PROPOSAL #O.9: Approve the general authority to issue        ISSUER            YES             FOR                  FOR

 shares for cash

PROPOSAL #S.1: Approve the specific authority to                ISSUER            YES         AGAINST           AGAINST

repurchase shares

PROPOSAL #S.2: Approve the general authority to                 ISSUER            YES             FOR                  FOR

repurchase shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUNLUN ENERGY CO LTD

  TICKER:                  N/A                 CUSIP:   G5320C108

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited financial statement            ISSUER            YES             FOR                  FOR

and the reports of the Directors and Auditors for the

 YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 0.07 per        ISSUER            YES             FOR                  FOR

 share

PROPOSAL #3.A.i: Re-elect Mr. Zhang Bowen as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.Aii: Re-elect Dr. Liu Xiao Feng as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.B: Authorize the Directors to fix the              ISSUER            YES             FOR                  FOR

remuneration of the Directors

PROPOSAL #4: Appointment of PricewaterhouseCoopers as        ISSUER            YES             FOR                  FOR

 the Auditors for the ensuing year and authorise the

Directors to fix their remuneration

PROPOSAL #5: Approve the share issue mandate                       ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the share repurchase mandate               ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve extension of the share issue              ISSUER            YES             FOR                  FOR

mandate under ordinary resolution 5 by the number of

shares repurchased under ordinary resolution 6

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUNLUN ENERGY CO LTD

  TICKER:                  N/A                 CUSIP:   G5320C108

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the transactions contemplated          ISSUER            YES             FOR                  FOR

under the Jiangsu LNG Acquisition Agreement, as

specified

PROPOSAL #2.: Approve the Revised Caps for each of            ISSUER            YES             FOR                  FOR

the two FYE 31 DEC 2011, as specified

PROPOSAL #3.: Approve the transactions contemplated          ISSUER            YES             FOR                  FOR

under the Third Supplemental Agreement and the

Proposed Caps for each of the two FYE 31 DEC 2011, as

 specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAFARGE MALAYAN CEMENT BHD

  TICKER:                  N/A                 CUSIP:   Y5348J101

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the reports of the Directors and        ISSUER             NO              N/A                  N/A

 the Auditors and the statement of accounts for the

YE 31 DEC 2009

PROPOSAL #1: Re-elect Yeoh Khoon Cheng as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires under Article 85 of the

Articles of Association of the Company

PROPOSAL #2: Re-elect Bradley Mulroney as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires, under Article 91 of the

Articles of Association of the Company

PROPOSAL #3: Re-appoint Chan Hua Eng as the Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with

Section 129 of the Companies Act, 1965 and to hold

office until the conclusion of the next AGM

PROPOSAL #4: Re-appoint Saw Ewe Seng as the Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with

Section 129 of the Companies Act, 1965 and to hold

office until the conclusion of the next AGM

PROPOSAL #5: Re-appoint Deloitte and Touche as the            ISSUER            YES             FOR                  FOR

Auditors for the ensuing year at a remuneration to be

 determined by the Directors

PROPOSAL #6: Approve the increase of Directors'                 ISSUER            YES             FOR                  FOR

remuneration, with effect from FY 2010, as specified

PROPOSAL #7: Approve the proposed renewal and new              ISSUER            YES             FOR                  FOR

shareholders' mandate for recurrent related party

transactions

PROPOSAL #8: Approve the proposed renewal of                       ISSUER            YES             FOR                  FOR

authority for purchase by the Company of its own

shares  Share Buyback

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAN AIRLINES SA, CHILE

  TICKER:                  N/A                 CUSIP:   P62871101

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to set the allocation price of         ISSUER            YES             FOR                  FOR

the shares agreed upon on EGM held on 05 APR 2007, to

 compensation planes from Article 24 of Law 18.046

about Corporations or authorize the Directory to do so

PROPOSAL #2.: Adopt to all of the other agreements            ISSUER            YES             FOR                  FOR

necessary to implement and carry out the

aforementioned determination and authorize the

Directory of the Company to determine, modify, set

and agree freely and with ample faculties the terms

of the compensation plans aforementioned

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAN AIRLINES SA, CHILE

  TICKER:                  N/A                 CUSIP:   P62871101

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve the annual report, balance sheet        ISSUER            YES             FOR                  FOR

 and financial statements of the Company, for the FY

that ended on 31 DEC 2009

PROPOSAL #B: Approve the payment of a definitive                ISSUER            YES             FOR                  FOR

dividend with a charge against profit from the 2009

FY, imputing to said sum the provisional dividends of

 USD 0.10219 and USD 0.20662 per share, paid in the

months of AUG 2009 and JAN 2010, respectively

PROPOSAL #C: Election of the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #D: Approve to set the remuneration of the          ISSUER            YES             FOR                  FOR

Board of Directors of the Company for the FY that

ends on 31 DEC 2010

PROPOSAL #E: Approve to set the remuneration of the          ISSUER            YES             FOR                  FOR

Executive Committee of the Company, and determination

 of its budget, for the FY that ends on 31 DEC 2010

PROPOSAL #F: Approve the designation of an Outside            ISSUER            YES             FOR                  FOR

Auditing firm of the Company, designation of risk

classifiers of the Company, and accounts regarding

the matters that are referred to in title xvi of law

number 18,046, the Corporations Law

PROPOSAL #G: Approve the information regarding the            ISSUER            YES             FOR                  FOR

cost of processing, printing and shipping information

 that is referred to in circular number 1816 of the

superintendence of securities and insurance

PROPOSAL #H: Approve the designation of the newspaper        ISSUER            YES             FOR                  FOR

 in which the Company's publications will be made

PROPOSAL #I: Other matters                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAND AND HOUSE PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y5172C198

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to certify the minutes of the            ISSUER            YES             FOR                  FOR

AGM of shareholders No. 1/2552

PROPOSAL #2: Acknowledge the report on the Company's         ISSUER            YES             FOR                  FOR

operating results in respect for the YE 31 DEC 2009

PROPOSAL #3: Approve the balance sheet and the profit        ISSUER            YES             FOR                  FOR

 and loss statements for the YE 31 DEC 2009

PROPOSAL #4: Approve the appropriation of the                     ISSUER            YES             FOR                  FOR

profits, distribution of dividends and legal reserve

for the year 2009

PROPOSAL #5: Approve the appointment of Directors              ISSUER            YES             FOR                  FOR

replacing those retired by rotation

PROPOSAL #6: Approve the remuneration to the                       ISSUER            YES             FOR                  FOR

Directors for year 2010

PROPOSAL #7: Approve the appointment of Auditors and         ISSUER            YES             FOR                  FOR

fix their remuneration

PROPOSAL #8: Other business (if any)                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LARGAN PRECISION CO LTD

  TICKER:                  N/A                 CUSIP:   Y52144105

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the business of 2009                      ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: Statutory Supervisors report of 2009           ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve to accept 2009 business report        ISSUER            YES             FOR                  FOR

 and financial statements

PROPOSAL #2.2: Approve the proposal for distribution         ISSUER            YES             FOR                  FOR

of 2009 profits cash dividend: TWD 10.0 per share

PROPOSAL #3.1: Amend the Articles of Incorporation of        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #3.2: Re-election of the Directors and                 ISSUER            YES         AGAINST           AGAINST

Supervisors of the Company

PROPOSAL #3.3: Approve to release the non competition        ISSUER            YES             FOR                  FOR

 restriction on Directors

PROPOSAL #4: Other proposals and extraordinary motions      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LARSEN & TOUBRO LTD

  TICKER:                  N/A                 CUSIP:   Y5217N159

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept the financial                     ISSUER            YES             FOR                  FOR

statements and statutory reports

PROPOSAL #2.: Approve the dividend of INR 10.50 per          ISSUER            YES             FOR                  FOR

share

PROPOSAL #3.: Re-appoint S.N. Talwar as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint K.V. Rangaswami as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Appoint T.M.T as a Director                             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint M.V. Kotwal as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint V.K. Magapu as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-appoint R.N. Mukhija as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Appoint J.S. Bindra as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve to issue equity or equity              ISSUER            YES         AGAINST           AGAINST

linked securities without preemptive rights up to an

aggregate amount of INR 24 billion to Qualified

Institutional Buyers

PROPOSAL #S.11: Approve Sharp Tannan as the Auditors         ISSUER            YES             FOR                  FOR

and authorize the Board to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEE & MAN PAPER MANUFACTURING LTD, GEORGE TOWN

  TICKER:                  N/A                 CUSIP:   G5427W130

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the New Electricity Services              ISSUER            YES             FOR                  FOR

Agreement and the annual caps and the transactions

contemplated thereunder for providing services to

generate electricity, as specified

PROPOSAL #2: Approve the New Steam Services Agreement        ISSUER            YES             FOR                  FOR

 and the annual caps and the transactions

contemplated thereunder for providing services to

generate steam, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LENOVO GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y5257Y107

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                     ISSUER            YES             FOR                  FOR

accounts for the YE 31 MAR 2009 together with the

reports of the Directors and the Auditors thereon

PROPOSAL #2.A: Re-elect Dr. Wu Yibing as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.B: Re-elect Ms. Ma Xuezheng as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.C: Re-elect Mr. William O. Grabe as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.D: Re-elect Mr. John W. Barter III as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.E: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' fees

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers as            ISSUER            YES             FOR                  FOR

the Auditors and authorize the Board of Directors of

the Company to fix the Auditors' remuneration

PROPOSAL #4.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Section 57B of the Companies Ordinance,

to allot, issue and deal with additional ordinary

shares in the share capital of the Company and to

make or grant offers, agreements and options

[including warrants, bonds, notes, debentures and

other securities which carry rights to subscribe for

or are convertible into ordinary shares] during and

after the relevant period, not exceeding 20% of the

aggregate nominal amount of the issued ordinary share

 capital of the Company otherwise than pursuant to:

i) a rights issue [as specified] ii) an issue of

shares upon the exercise of options granted under any

 share option scheme or similar arrangement for the

time being adopted for the grant or issue of shares

or rights to acquire shares in the Company; or iii)

an issue of shares as scrip dividends pursuant to the

 Articles of Association of the Company from time to

time; or iv) any issue of shares in the Company upon

the exercise of subscription or conversion rights

under the terms of any existing warrants of the

Company or any existing securities of the Company

which carry rights to subscribe for or are

convertible into shares of the Company; and

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period within which the next AGM of the Company is

required to be held by the Companies Ordinance or the

 Articles of Association of the Company to be held]

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to repurchase shares of the Company, during the

relevant period, on the Stock Exchange of Hong Kong

Limited [the Stock Exchange] or any other stock

exchange on which the shares of the Company may be

listed and recognized by the Securities and Futures

Commission and the Stock Exchange for such purposes,

subject to and in accordance with all applicable Laws

 and the requirements of the rules governing the

Listing of Securities on the Stock Exchange or of any

 other stock exchange as amended from time to time,

not exceeding 10% of the aggregate nominal amount of

the issued voting ordinary share capital of the

Company; and [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required to be held by the Companies

Ordinance or the Articles of Association of the

PROPOSAL #6.: Approve, conditional upon the passing          ISSUER            YES         AGAINST           AGAINST

of Resolutions 4 and 5, the general mandate granted

to the Directors of the Company to allot, issue and

deal with the shares pursuant to Resolution 4, by

addition to the aggregate nominal value of the share

capital which may be allotted and issued or agreed

conditionally or unconditionally to be allotted and

issued by the Directors of the Company pursuant to

such general mandate of an amount representing the

aggregate nominal value of the issued voting ordinary

 shares capital of the Company repurchased by the

Company pursuant to the mandate to repurchase shares

of the Company as pursuant to Resolution 5, provided

that such amount does not exceed 10% of the aggregate

 nominal amount of the issued share capital of the

Company at the date of passing this Resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LENOVO GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y5257Y107

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the sale and                     ISSUER            YES             FOR                  FOR

purchase agreement dated 27 NOV 2009 [the Sale and

Purchase Agreement] in respect of the acquisition of

100% interest in the registered capital of Lenovo

Mobile Communication Technology Ltd. entered into

between, Lenovo Manufacturing Limited, Lenovo

[Beijing] Limited, Jade Ahead Limited [Jade Ahead],

Gainnew Limited [Gainnew], Shenzhen AoYinShi

Investment LP, Super Pioneer International Limited

and the Company [details have been defined in the

circular of the Company dated 18 DEC 2009], as

specified, and the transactions contemplated

thereunder; authorize any 1 Director or any 2

Directors [if affixation of the common seal is

necessary] or any delegate(s) authorized by such

Director(s) to sign and/or execute all such other

documents, instruments or agreements and to do or

take all such actions or things as such Director(s)

consider(s) necessary or desirable to implement

and/or give effect to the terms of the Sale and

Purchase Agreement and the transactions contemplated

thereunder; the issue and allotment of 28,137,055

ordinary shares of the Company of par value HKD 0.025

 each [Shares] and 52,756,978 Shares as consideration

 shares to each of Gainnew and Jade Ahead

respectively; and the issue and allotment of a

maximum 21,102,791 Shares and 15,827,093 Shares as

adjustments with reference to the Net Cash Balance

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG CHEM LTD NEW

  TICKER:                  N/A                 CUSIP:   Y52758102

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement:                     ISSUER            YES             FOR                  FOR

expected dividend: KRW 3,500 per 1 Ordinary Share,

KRW 3,550 per 1 Preference Share

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Directors: Executive                     ISSUER            YES         AGAINST           AGAINST

Director(1), Outside Directors(4)

PROPOSAL #4: Election of Audit Committee Members:              ISSUER            YES             FOR                  FOR

Outside Directors(3)

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y52755108

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement expected        ISSUER            YES             FOR                  FOR

 dividend per 1 share: KRW 1,000 for ordinary share,

KRW 1,050 for preference share

PROPOSAL #2: Approve the partial amendment of                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Bon Moo Koo as an Inside              ISSUER            YES             FOR                  FOR

Director and Jun Ho Han, Dae Hwan Kim and Kyung Hee

Yoon as the Outside Directors

PROPOSAL #4: Election of the Audit Committee Members         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG DACOM CORPORATION, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5252V108

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger and acquisition with        ISSUER            YES         AGAINST           AGAINST

 repurchase offer

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG DISPLAY CO LTD

  TICKER:                  N/A                 CUSIP:   Y5255T100

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement:                     ISSUER            YES             FOR                  FOR

expected division ratio: KRW 500 per share, the 25th

B/S, I/S and the proposed disposition of retained

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Elect Messrs. Youngsoo Kwon, Dohyun Jung        ISSUER            YES             FOR                  FOR

 (Externals) Taesik Ahn as the

PROPOSAL #4: Elect Taesik Ahn as the Member of the            ISSUER            YES             FOR                  FOR

Audit Committee

PROPOSAL #5: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG ELECTRONICS INC, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5275H177

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Messrs. Yong Nam as a Inside        ISSUER            YES             FOR                  FOR

 Director and In Ki Joo and Jong Nam

PROPOSAL #4: Election of In Ki Joo and Kyu Min Lee as        ISSUER            YES             FOR                  FOR

 an Audit Committee Member

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG HOUSEHOLD & HEALTH CARE LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5275R100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement expected        ISSUER            YES             FOR                  FOR

 dividend ordinary share KRW 2,500 per 1 share

preferred share KRW 2,550 per 1 share

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3: Election of one Executive Director, one         ISSUER            YES             FOR                  FOR

Non-Executive Director, two outside

PROPOSAL #4: Election of one outside Audit Committee         ISSUER            YES             FOR                  FOR

Member

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG TELECOM LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5276R125

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger and acquisition                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Elect the Directors and Audit Committee        ISSUER            YES         ABSTAIN           AGAINST

 Members: Director Candidates: Sang Chul Lee, Ki Seob

 Seong, June Hoh Cho [External] Sung Bin Chun, Hyun

Jae Shin [Auditors] Seong Bin Chun

PROPOSAL #3.: Approve the partial amendment to                   ISSUER            YES         ABSTAIN           AGAINST

Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG TELECOM LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5276R125

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the remuneration for Director           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG TELECOM LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5276R125

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LI NING CO LTD

  TICKER:                  N/A                 CUSIP:   G5496K124

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and the

Auditor of the Company for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009 to the shareholders of the Company

PROPOSAL #3.a.1: Re-elect Mr. Li Ning as an Executive        ISSUER            YES             FOR                  FOR

 Director of the Company

PROPOSAL #3.a.2: Re-elect Mr. Koo Fook Sun, Louis as         ISSUER            YES             FOR                  FOR

an Independent Non-Executive Director of the Company

PROPOSAL #3.a.3: Re-elect Mr. Chan Chung Bun, Bunny          ISSUER            YES             FOR                  FOR

as an Independent Non-Executive Director of the

PROPOSAL #3.b: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the Directors' remuneration

PROPOSAL #4: Re-appoint PricewaterhouseCoopers,                 ISSUER            YES             FOR                  FOR

Certified Public Accountants, as the Auditor of the

Company and authorize the Board of the Directors of

the Company to fix their remuneration

PROPOSAL #5: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to issue shares up to 20%

PROPOSAL #6: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to repurchase shares up to 10%

PROPOSAL #7: Authorize the Directors to issue and              ISSUER            YES             FOR                  FOR

allot the shares repurchased by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIBERTY HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   S44440121

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited financial statements          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009, including the reports of

Directors and Auditors

PROPOSAL #2: Approve the remuneration of the Chairman        ISSUER            YES             FOR                  FOR

 of the Board of ZAR 1,795,000 for the YE 31 DEC 2010

PROPOSAL #3: Approve the remuneration of the Non-               ISSUER            YES             FOR                  FOR

Executive Directors of ZAR 173,000 per Non-Executive

Director for the YE 31 DEC 2010

PROPOSAL #4: Approve the remuneration of the                       ISSUER            YES             FOR                  FOR

International Non-Executive Directors of GBP 53,250

per International Non-Executive Director for the YE

31 DEC 2010

PROPOSAL #5: Approve the remuneration of the Chairman        ISSUER            YES             FOR                  FOR

 of the Audit and Actuarial Committee of ZAR 266,500

for the YE 31 DEC 2010

PROPOSAL #6: Approve the remuneration of the Members         ISSUER            YES             FOR                  FOR

of the Audit and Actuarial Committee of ZAR 128,000

per Member for the YE 31 DEC 2010

PROPOSAL #7: Approve the remuneration of the Chairman        ISSUER            YES             FOR                  FOR

 of the Risk Committee of ZAR 266,500 for the YE 31

DEC 2010

PROPOSAL #8: Approve the remuneration of the Members         ISSUER            YES             FOR                  FOR

of the Risk Committee of ZAR 128,000 per Member for

the YE 31 DEC 2010

PROPOSAL #9: Approve the remuneration of the Chairman        ISSUER            YES             FOR                  FOR

 of the Remuneration Committee of ZAR 160,000 for the

 YE 31 DEC 2010

PROPOSAL #10: Approve the remuneration of the Members        ISSUER            YES             FOR                  FOR

 of the Remuneration Committee of ZAR 74,600 per

Member for the YE 31 DEC 2010

PROPOSAL #11: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Chairman of the Transformation Committee of ZAR

121,500 for the YE 31 DEC 2010

PROPOSAL #12: Approve the remuneration of the Members        ISSUER            YES             FOR                  FOR

 of the Transformation Committee of ZAR 61,000 per

Member for the YE 31 DEC 2010

PROPOSAL #13: Approve the remuneration of the Members        ISSUER            YES             FOR                  FOR

 of the Directors' Affairs Committee of ZAR 32,000

per Member for the YE 31 DEC 2010

PROPOSAL #14: Re-election of Mr. AWB Band as a                   ISSUER            YES             FOR                  FOR

Director, who retire in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #15: Re-election of Professor L. Patel as a         ISSUER            YES             FOR                  FOR

Director, who retire in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #16: Re-election of Mr. TDA Ross as a                   ISSUER            YES             FOR                  FOR

Director, who retire in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #17: Re-election of Dr SP Sibisi as a                   ISSUER            YES             FOR                  FOR

Director, who retire in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #18: Re-election of Mr. J H Sutcliffe as a          ISSUER            YES             FOR                  FOR

Director, who retire in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #19: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 all the unissued ordinary shares be placed under the

 control of the Directors of the Company, subject to

the provisions of the Companies Act, 16 of 1973 and

the JSE Listings Requirements, to allot and issue

such shares in their discretion on such terms and

conditions as and when they deem it fit to do so,

subject to i) the aggregate number of ordinary shares

 to be allotted and issued in terms of this

resolution and resolution number 22 is limited to

2.5% of the number of ordinary shares in issue at 31

DEC 2009, in addition to any ordinary shares reserved

 for the purpose of carrying out the terms of the

Company's Share Incentive Schemes, particulars of

which are set out in the annual report for 2009, ii)

any issue of ordinary shares for cash as defined in

the JSE Listings Requirements is in accordance with

the restrictions contained in ordinary resolution

PROPOSAL #20: Authorize the Directors of the company         ISSUER            YES         AGAINST           AGAINST

to issue any ordinary shares of the Company to the

extent required for the implementation of any share

incentive scheme which is described in the Company's

annual report for 2009 with any such scheme

PROPOSAL #21: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to place all the unissued cumulative preference

shares and the unissued convertible redeemable

cumulative preference shares of the Company under the

 Directors of the Company, and subject to the

provisions of the Companies Act, 61 of 1973 and the

Listings Requirements of the JSE Limited, to allot

and issue such shares in their discretion on such

terms and conditions as and when they deem it fit to

PROPOSAL #22: Authorize the Directors, subject to the        ISSUER            YES             FOR                  FOR

 JSE Listing Requirements, to issue ordinary shares

of 8.3333333 cents each as an issue for cash in the

JSE Listing Requirements as and when suitable

situations arise, subject to the following

limitations: that the equity securities, which are

the subject of the issue for cash, be of a class

already in issue, or where this is not the case, must

 be limited to such securities or rights that are

convertible into a class already in issue; that the

equity securities be issued to persons qualifying as

public shareholders as defined in the Listings

Requirements, and not to related parties; that issues

 in the aggregate in any 1 FY including the number to

 be issued in the future as a result of the exercise

of options or conversion of convertible securities

issued in that same FY will not exceed 2.5% of the

PROPOSAL #CONTD: CONTD. number of shares of any class        ISSUER             NO              N/A                  N/A

 of the Company's issued share capital, including

instruments which are compulsorily convertible into

shares of that class; that, in determining the price

at which an issue of shares will be made in terms of

this authority, the maximum discount permitted will

be 10% of the weighted average traded price of the

shares in question, as determined over the 30

business days prior to the date that the price of the

 issue is agreed between the issuer and the party

subscribing for the securities; the number of

securities which may be issued shall be based on the

number of securities of that class in issue added to

those that may be issued in future in terms of the

Company's share incentive schemes and the conversion

of any issued convertible securities, at the date of

PROPOSAL #CONTD: CONTD. application: less any                     ISSUER             NO              N/A                  N/A

securities of the class issued, or to be issued in

future terms of the Company's share incentive schemes

 and the conversion of any issued convertible

securities, during the current FY; plus any

securities of that class to be issued pursuant to: a

rights issue which has been announced, is irrevocable

 and is fully underwritten; or an acquisition which

has had final terms announced  may be included as

though they were securities in issue at the date of

application; that after the Company has issued equity

 securities in terms of an approved general issue for

 cash representing, on a cumulative basis with in a

FY, 5% of the number of equity CONTD.

PROPOSAL #CONTD: CONTD. securities in issue prior to         ISSUER             NO              N/A                  N/A

that issue, the Company shall publish an announcement

 containing full details of the issue; including: the

 number of securities issued; the average discount to

 the weighted average traded price of the equity

securities over the 30 business days prior to the

date that the price of the issue was determined; the

effect of the issue on net asset value per share, net

 tangible asset value per share, earnings per share

and headline earnings per share;  Authority expires

earlier of the Company's next AGM or for 15 months

from the date of this resolution

PROPOSAL #23: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to distribute to shareholders of the Company any

share capital and reserves of the Company in terms of

 Section 90 of the Companies Act, 61 of 1973, as

amended ( Act), Articles 12 and 30 of the Company's

Articles of Association and in terms of the JSE

Listings Requirements, it being recorded that the JSE

 Listings Requirements currently require, inter alia,

 that the Company may make such a general

distribution only if: declared prior to the earlier

of the date of the next AGM of the Company and the

date which is 15 months after the date of passing of

this ordinary resolution; the general payment is made

 pro rata to all shareholders; and any general CONTD.

PROPOSAL #CONTD: CONTD. distribution by the Company          ISSUER             NO              N/A                  N/A

shall not exceed 20% of the Company's issued share

capital and reserves but excluding minority interests

 and revaluations of assets and intangible assets

that not supported by a valuation by an independent

professional expert acceptable to the JSE prepared

within the last six months, in any 1 FY, measured as

at the beginning of such financial year; the

directors of the Company confirm that the Company

will not distribute capital and reserves in terms of

this authority unless in their opinion, after such

distribution the Company, and the Company and its

subsidiaries (the group) will be able to pay its

debts as they become due in the ordinary course of

business for a period of 12 months after the date of

the notice of the annual general meeting; the assets

of the Company and the CONTD.

PROPOSAL #CONTD: CONTD. group, valued in accordance          ISSUER             NO              N/A                  N/A

with the accounting policies used in the latest

audited annual group financial statements, will

exceed the liabilities of the Company and the group

for a period of 12 months after the date of the

notice of the AGM; the share capital and reserves of

the Company and the group will be adequate for

ordinary business purposes for a period of 12 months

after the date of the notice of the annual general

meeting; and the working capital of the Company and

the group will be adequate for ordinary business

purposes for a period of 12 months after the date of

the notice of the annual general meeting and the

purpose of this general authority is to authorize the

 Company's Directors to return excess cash resources

to shareholders on a pro rata basis if they deem

PROPOSAL #24: Approve the provisions of Schedule 14          ISSUER            YES         AGAINST           AGAINST

of the JSE Listings Requirements, which prescribe the

 requirements for share incentive schemes of

Companies listed on the JSE, were amended during

2008, Liberty Holdings Limited is required to make

appropriate amendments to the Liberty Equity Growth

Scheme by no later than 01 JAN 2011, Resolution 24

set out below is required in order for the Liberty

Equity Growth Scheme to comply with the provisions of

 Schedule 14, the marked-up Liberty Equity Growth

Scheme document incorporating the amendments

contained within this resolution 24 is available for

inspection at the Company's registered office, being

1 Ameshoff Street, Braamfontein, 2001; in accordance

with Schedule 14 of the JSE Listings Requirements

that the provisions of the Liberty Equity Growth

Scheme are amended as specified: a) by the deletion

of Clause 1.19, which contains the definition; b) by

PROPOSAL #CONTD: CONTD. of the specified number and          ISSUER             NO              N/A                  N/A

words in Clause 3.1; c) by the deletion of the

following words in Clause 3.2; d) by the deletion of

the specified Clause 3.2.1; e) by the deletion of the

 specified words in clause 4.1; f) by the insertion

of the specified new clause 4.1A; g) by the insertion

 of the specified words in Clause 7.3; h) by the

insertion of the specified words at the end of Clause

 7.8; i) by the insertion of the specified words in

Clause 7.8.3; j) by the insertion of the specified

clause reference in the first sentence of Clause 8.3;

 k) by the deletion of the specified words in Clause

8.3; l) by the further insertion of the specified

words in Clause 8.3; m) by the insertion of the

specified words in Clause 8.4; CONTD.

PROPOSAL #CONTD: CONTD. n) by the deletion of the              ISSUER             NO              N/A                  N/A

specified word in Clause 8.4.3; o) by the deletion of

 the specified Clause 8.4.4; p) by the insertion of

the specified new Clause 8.4A; The amended clauses

will read as specified: 3.1, 3.2, 4.1, 7.3, 7.8, 8.3,

 8.4; in terms of the JSE Listings Requirements,

ordinary resolution 24 is required to be passed by a

majority of 75% of the votes cast in favour of such

resolution by all shareholders present or represented

 by proxy at the meeting

PROPOSAL #S.1: Authorize the Directors to facilitate         ISSUER            YES             FOR                  FOR

the acquisition by the Company, and/or a subsidiary

of the Company, from time to time of the issued

shares of the Company upon such terms and conditions

and in such amounts as the Directors of the Company

from time to time decide, but subject to the

provisions of the Companies Act, 61 of 1973, as amend

 and the JSE Listings Requirements provided that the

aggregate number of shares repurchased in terms of

this resolution shall not exceed 10% of the Company's

 issued share capital as at 31 DEC 2009, the general

approval given in this resolution shall endure until

the following annual general meeting of the Company (

 this approval shall lapse unless it is renewed at

the aforementioned annual general meeting, provided

that it shall not extend beyond 15 months from the

PROPOSAL #CONTD: CONTD. date of registration of this         ISSUER             NO              N/A                  N/A

special resolution number 1); it is recorded that the

 JSE Listings Requirements currently require, inter

alia, that the Company may make a general repurchase

of securities only if: (i) the repurchase of

securities is being effected through the order book

operated by the JSE trading system and done without

any prior understanding or arrangement between the

Company and the counter party (reported trades are

prohibited); (ii) the Company is authorized thereto

by its Articles of Association; (iii) the Company is

authorized by shareholders in terms of a special

resolution of the Company, in general meeting, which

authority shall only be valid until the next annual

general meeting, provided it shall not extend beyond

15 months from the date of the resolution; (iv) the

repurchase should not CONTD.

PROPOSAL #CONTD: CONTD. in aggregate in any one FY            ISSUER             NO              N/A                  N/A

exceed 20% of the Company's issued share capital, as

at the begin of that financial year; (v) at any point

 in time the Company may only appoint one agent to

effect any repurchase(s) on the Company's behalf;

(vi) the Company may only undertake a repurchase of

securities if after such repurchase the Company still

 compiles with shareholder spread requirements in

terms of the JSE Listings Requirements; (vii) the

Company or its subsidiary may not repurchase

securities during a prohibited period, unless they

have in place a repurchase programme where the dates

and quantities of securities to be traded during the

relevant period are fixed (not subject to any

variation) and full details of the programme have

been disclosed in an announcement over SENS prior to

the commencement of the CONTD.

PROPOSAL #CONTD: CONTD. prohibited period; (viii)              ISSUER             NO              N/A                  N/A

repurchases are not made at a price more than 10%

above the weighted average of the market value for

the securities for the 5 business days immediately

preceding the repurchase; and (ix) a paid press

announcement containing full details of such

acquisition is published as soon as the Company has

acquired shares constituting, on a cumulative basis,

3% of the number of shares in issue prior to the

acquisition; at the present time the Directors have

no specific intention with regard to the utilisation

of this authority, which will only be used if the

circumstances are appropriate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LITE-ON TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y5313K109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the establishment for the            ISSUER             NO              N/A                  N/A

rules of the Board meeting

PROPOSAL #A.4: To report the revision to the employee        ISSUER             NO              N/A                  N/A

 stock options plan

PROPOSAL #A.5: To report the proposal of merger with         ISSUER             NO              N/A                  N/A

the subsidiaries

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.25 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and staff bonus, proposed

stock dividend: 5 for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans and the procedures of endorsement and

guarantee

PROPOSAL #B61.1: Election of Raymond Soong                          ISSUER            YES             FOR                  FOR

[ID/Shareholder No: 1] as a Director

PROPOSAL #B61.2: Election of Lite-On Capital                       ISSUER            YES             FOR                  FOR

Inc/David Lin [ID/Shareholder No: 28383] as a Director

PROPOSAL #B61.3: Election of Dorcas Investment Co.,          ISSUER            YES             FOR                  FOR

Ltd../Joseph Lin [ID/Shareholder No: 617] as a

PROPOSAL #B61.4: Election of Lite-On Capital                       ISSUER            YES             FOR                  FOR

Inc/Warren Chen [ID/Shareholder No: 28383] as a

Director

PROPOSAL #B61.5: Election of Ta-Sung Investment Co.,         ISSUER            YES             FOR                  FOR

Ltd./Keh-Shew Lu [ID/Shareholder No: 59285] as a

Director

PROPOSAL #B61.6: Election of Ta-Sung Investment Co.,         ISSUER            YES             FOR                  FOR

Ltd./Rick Wu [ID/Shareholder No: 59285] as a Director

PROPOSAL #B61.7: Election of Yuan Pao Development &          ISSUER            YES             FOR                  FOR

Investment Co. Ltd./Ch Chen [ID/Shareholder No:

103603] as a Director

PROPOSAL #B61.8: Election of Yuan Pao Development &          ISSUER            YES             FOR                  FOR

Investment Co. Ltd./David Lee [ID/Shareholder No:

103603] as a Director

PROPOSAL #B62.1: Election of Kuo-Feng Wu                              ISSUER            YES             FOR                  FOR

[ID/Shareholder No: 435271] as an Independent Director

PROPOSAL #B62.2: Election of Harvey Chang                            ISSUER            YES             FOR                  FOR

[ID/Shareholder No: 441272] as an Independent Director

PROPOSAL #B62.3: Election of Edward Yang                              ISSUER            YES             FOR                  FOR

[ID/Shareholder No: 435270] as an Independent Director

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on the Directors from participation in

competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LLX LOGISTICA S A

  TICKER:                  N/A                 CUSIP:   P6398Y105

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to receive the administrators            ISSUER            YES             FOR                  FOR

accounts, to examine, discuss and vote on the

financial statements accompanied by the Independent

Auditors report regarding the FYE 31 DEC 2009

PROPOSAL #2: Approve to decide on the allocation of          ISSUER            YES             FOR                  FOR

the net profits from the FY

PROPOSAL #3: Re-election of the Members of the Board         ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #4: Approve to set the total annual                       ISSUER            YES         AGAINST           AGAINST

remuneration for the Members of the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LLX LOGISTICA S A

  TICKER:                  N/A                 CUSIP:   P6398Y105

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Article 5 of the corporate By-        ISSUER            YES         AGAINST           AGAINST

Laws of the Company in such a way as to reflect the

increase of the share capital, within the Authorized

limit established by Article 6 of the corporate By-

Laws, approved by the Board of Directors of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOCALIZA RENT A CAR SA

  TICKER:                  N/A                 CUSIP:   P6330Z111

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the proposal from the                       ISSUER            YES             FOR                  FOR

management for the following amendments in the

Corporate bylaws of the Company and their

consolidation, to amend the order of Chapter IV to

VI, with Chapter VI, general meeting, becoming

Chapter IV, and the consequent renumbering of

PROPOSAL #1.2: Approve the proposal from the                       ISSUER            YES             FOR                  FOR

management for the following amendment in the

Corporate bylaws of the Company and their

consolidation, to amend the wording of line R of

Article 10 to give the Board of Directors the

authority to  determine the vote of the Company or

give voting instruction in all the  Shareholders

meetings of its subsidiaries

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOCALIZA RENT A CAR SA

  TICKER:                  N/A                 CUSIP:   P6330Z111

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the administrators accounts, to         ISSUER            YES             FOR                  FOR

examine, discuss and vote on the administrations

report, the financial statements and the accounting

statements accompanied by the Independent Auditors

report regarding the FYE on 31 DEC 2009

PROPOSAL #2: Approve to decide regarding the                       ISSUER            YES             FOR                  FOR

allocation of the net profit from the FYE on 31 DEC

2009, the distribution of dividends to the

shareholders, the interest on shareholder equity and

the Bylaws reserve

PROPOSAL #3: Ratify the decision of the Board of                ISSUER            YES             FOR                  FOR

Directors in a meeting on 06 OCT 2009, approving the

appointment of the member of the Board of Directors

Maria Leticia De Freitas Costa, to replace Paulo

Roberto Nunes Guedes, who resigned on 30 SEP 2009,

from his position as a member of the Board of

Directors, in accordance with the terms of Article 9,

 paragraph 3, of the corporate Bylaws of the Company

and Article 150 of law 6404 76

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOCALIZA RENT A CAR SA, BELO HORIZONTE

  TICKER:                  N/A                 CUSIP:   P6330Z111

  MEETING DATE:      12/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Approve the merger of its wholly-owned         ISSUER            YES             FOR                  FOR

subsidiary Localiza Franchising Internacional S.A

PROPOSAL #B.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

for the merger of its wholly-owned subsidiary

Localiza Franchising Internacional S.A

PROPOSAL #C.: Ratify the choice made by the                        ISSUER            YES             FOR                  FOR

Management of the Company of the Specialized Company

for the preparation of the book valuation report of

the net worth of its wholly-owned subsidiary Localiza

 Franchising Internacional S.A necessary for the

merger intended by the parent Company Localiza Rent A

PROPOSAL #D.: Approve the valuation report for its            ISSUER            YES             FOR                  FOR

wholly-owned subsidiary Localiza Franchising

Internacional S.A, presented by the specialized

Company to the Management of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOJAS AMERICANAS SA

  TICKER:                  N/A                 CUSIP:   P6329M105

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Receive the administrators accounts, and        ISSUER             NO              N/A                  N/A

 vote on the administrations report, financial

statements and Independent Auditors opinion regarding

 the FYE 31 DEC, 2009

PROPOSAL #II: Approve the capital budget for the year        ISSUER             NO              N/A                  N/A

 2009

PROPOSAL #III: Approve the allocation of net profits         ISSUER             NO              N/A                  N/A

for the FYE 31 DEC, 2009, as well as to ratify the

distribution of dividends and the interest over

capital approved by the Board of Directors in their

meeting held on 11 MAR 2010

PROPOSAL #IV: Approve to set the total and annual              ISSUER             NO              N/A                  N/A

remuneration of the administrators, for the 2010 FY

PROPOSAL #V: Elect the members of the Board of                   ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOJAS RENNER SA, PORTO ALEGRE

  TICKER:                  N/A                 CUSIP:   P6332C102

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                     ISSUER            YES             FOR                  FOR

relating to the FYE on 31 DEC 2009

PROPOSAL #2: Approve the distribution of the profits         ISSUER            YES             FOR                  FOR

from the FY and to distribute dividends

PROPOSAL #3: Election of Claudio Thomaz Lobo Sonder,         ISSUER            YES             FOR                  FOR

Egon Handel, Jose Gallo, Francisco Roberto Andre

Gros, Miguel Gellert Krigsner, Pedro Pezzi Eberle,

Deborah Patricia Wright as the Members of the Board

of Directors and approve to set their remuneration

PROPOSAL #4: Election of Members of the Finance                 ISSUER            YES             FOR                  FOR

Committee: Principal: Francisco Sergio Quintana Da

Rosa, Helena Turola De Araujo Penna, Isabel Da Silva

Ramos Kemmelmeier;  Substitute: Ricardo Gus Maltz,

Joao Luiz Borsoi, Roberto Frota Decourt and approve

to set their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOTTE CONFECTIONERY CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y53468107

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 43rd b/s, i/s, and proposed         ISSUER            YES         AGAINST           AGAINST

disposition of retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Ho Lee as External Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOTTE SHOPPING CO LTD

  TICKER:                  N/A                 CUSIP:   Y5346T119

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the physical division                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOTTE SHOPPING CO LTD

  TICKER:                  N/A                 CUSIP:   Y5346T119

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet, income                   ISSUER            YES         AGAINST           AGAINST

statement and statement of appropriation of retained

earnings for FYE DEC 2009

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3.1: Election of Seungheui Jowa, Seho Kim,         ISSUER            YES         AGAINST           AGAINST

Kyungbeom Park, Sehun Kim, Hongro Lee

PROPOSAL #3.2: Election of Dongbin Sin, Inwon Lee,            ISSUER            YES             FOR                  FOR

Cheolwoo Lee, Youngja Sin as the Inside

PROPOSAL #3.3: Election of Kyungbeom Park, Sehun Kim         ISSUER            YES             FOR                  FOR

Hongro Lee as the Audit Committee

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LS CORPORATION

  TICKER:                  N/A                 CUSIP:   Y5274S109

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the partial amendment to                   ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LS INDUSTRIAL SYSTEMS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5275U103

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 36th balance sheet, income          ISSUER            YES             FOR                  FOR

statement, and proposed disposition of retained

PROPOSAL #2: Approve the spin-off                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #4: Election of Jayeop Gu, Wonil Kim                    ISSUER            YES             FOR                  FOR

External  Wonje Jo as the Directors

PROPOSAL #5: Election of the Outside Directors as the        ISSUER            YES             FOR                  FOR

 Auditor Committee Members

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUKOIL OIL COMPANY JSC, MOSCOW

  TICKER:                  N/A                 CUSIP:   677862104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report of OAO                   ISSUER            YES             FOR                  FOR

'LUKOIL' for 2009 and the annual financial

statements, including the income statements [profit

and loss accounts] of the Company, and the

distribution of profits

PROPOSAL #2.1: Election ALEKPEROV, Vagit Yusufovich          ISSUER            YES         AGAINST           AGAINST

to the Board of Directors

PROPOSAL #2.2: Election BELIKOV, Igor Vyacheslavovich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors

PROPOSAL #2.3: Election BLAZHEEV, Victor                              ISSUER            YES             FOR                  FOR

Vladimirovich to the Board of Directors

PROPOSAL #2.4: Election WALLETTE (Jr.), Donald Evert         ISSUER            YES         AGAINST           AGAINST

to the Board of Directors

PROPOSAL #2.5: Election GRAYFER, Valery Isaakovich to        ISSUER            YES         AGAINST           AGAINST

 the Board of Directors

PROPOSAL #2.6: Election GREF, Herman Oskarovich to            ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #2.7: Election ESAULKOVA, Tatiana                          ISSUER            YES         AGAINST           AGAINST

Stanislavovna to the Board of Directors

PROPOSAL #2.8: Election IVANOV, Igor Sergeevich to            ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #2.9: Election MAGANOV, Ravil Ulfatovich to         ISSUER            YES         AGAINST           AGAINST

the Board of Directors

PROPOSAL #2.10: Election MIKHAILOV, Sergei                          ISSUER            YES         AGAINST           AGAINST

Anatolievich to the Board of Directors

PROPOSAL #2.11: Election of MOBIUS, Mark to the Board        ISSUER            YES         AGAINST           AGAINST

 of Directors

PROPOSAL #2.12: Election of SHOKHIN, Alexander                   ISSUER            YES             FOR                  FOR

Nikolaevich to the Board of Directors

PROPOSAL #3.1: Election IVANOVA, Lyubov Gavrilovna as        ISSUER            YES             FOR                  FOR

 a Member to the Audit Commission

PROPOSAL #3.2: Election KONDRATIEV, Pavel                            ISSUER            YES             FOR                  FOR

Gennadievich as a Member to the Audit Commission

PROPOSAL #3.3: Election NIKITENKO, Vladimir                        ISSUER            YES             FOR                  FOR

Nikolaevich as a Member to the Audit Commission

PROPOSAL #4.1: Approve to pay remuneration and                   ISSUER            YES             FOR                  FOR

reimburse expenses to members of the Board of

Directors of OAO LUKOIL as specified

PROPOSAL #4.2: Approve to deem it appropriate to                ISSUER            YES             FOR                  FOR

establish additional remuneration for newly elected

Members of the Board of Directors for their

participation in conferences and other events on

written instructions of the Chairman of the Board of

Directors, in an amount of 104,000 roubles, and to

retain the amounts of remuneration for Members of the

 Board of Directors of OAO LUKOIL established by

decision of the AGM of OAO LUKOIL of 26 JUN 2008

(Minutes No. 1)

PROPOSAL #5.1: Approve to pay remuneration to each of        ISSUER            YES             FOR                  FOR

 the Members of the Audit Commission of OAO LUKOIL in

 the amount established by decision of the AGM of OAO

 LUKOIL of 26 JUN 2008 (Minutes No. 1) - 2,600,000

roubles

PROPOSAL #5.2: Approve to deem it appropriate to                ISSUER            YES             FOR                  FOR

retain the amounts of remuneration for Members of the

 Audit Commission of OAO LUKOIL established by

decision of the AGM of OAO LUKOIL of 26 JUN 2008

PROPOSAL #6.: Approve the Independent Auditor of OAO         ISSUER            YES             FOR                  FOR

LUKOIL- Closed Joint Stock Company KPMG

PROPOSAL #7.: Approve the amendments to the                        ISSUER            YES             FOR                  FOR

Regulations on the Procedure for Preparing and

Holding the General Shareholders Meeting of OAO

Lukoil, as specified

PROPOSAL #8.1: Approve the contract(s) of guarantee          ISSUER            YES             FOR                  FOR

between OAO LUKOIL (Guarantor) and Sberbank of Russia

 OAO (Bank) on the specified terms and conditions

PROPOSAL #8.2: Approve the Policy (contract) on                 ISSUER            YES             FOR                  FOR

insuring the liability of Directors, Officers and

Corporations between OAO LUKOIL (Policyholder) and

OAO Kapital Strakhovanie (Insurer) on the specified

terms and conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUKOIL OIL COMPANY JSC, MOSCOW

  TICKER:                  N/A                 CUSIP:   X5060T106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, balance                 ISSUER            YES             FOR                  FOR

sheet, profit and loss statement, profit and loss

distribution and dividend payment at RUB 52 per

ordinary share for the year 2009

PROPOSAL #2.1: Election of Alekperov, Vagit                        ISSUER            YES         AGAINST           AGAINST

Yusufovich as a Board of Director

PROPOSAL #2.2: Election of Belikov, Igor                              ISSUER            YES         AGAINST           AGAINST

Vyacheslavovich as a Board of Director

PROPOSAL #2.3: Election of Blazheev, Victor                        ISSUER            YES             FOR                  FOR

Vladimirovich as a Board of Director

PROPOSAL #2.4: Election of Wallette (Jr.), Donald              ISSUER            YES         AGAINST           AGAINST

Evert as a Board of Director

PROPOSAL #2.5: Election of Grayfer, Valery Isaakovich        ISSUER            YES         AGAINST           AGAINST

 as a Board of Director

PROPOSAL #2.6: Election of Gref, Herman Oskarovich as        ISSUER            YES             FOR                  FOR

 a Board of Director

PROPOSAL #2.7: Election of Esaulkova, Tatiana                     ISSUER            YES         AGAINST           AGAINST

Stanislavovna as a Board of Director

PROPOSAL #2.8: Election of Ivanov, Igor Sergeevich as        ISSUER            YES             FOR                  FOR

 a Board of Director

PROPOSAL #2.9: Election of Maganov, Ravil Ulfatovich         ISSUER            YES         AGAINST           AGAINST

as a Board of Director

PROPOSAL #2.10: Election of Mikhailov, Sergei                     ISSUER            YES         AGAINST           AGAINST

Anatolievich as a Board of Director

PROPOSAL #2.11: Election of Mobius, Mark as a Board          ISSUER            YES         AGAINST           AGAINST

of Director

PROPOSAL #2.12: Election of Shokhin, Alexander                   ISSUER            YES             FOR                  FOR

Nikolaevich as a Board of Director

PROPOSAL #3.1: Election of Ivanova, Lyubov Gavrilovna        ISSUER            YES             FOR                  FOR

 as a Audit Commission

PROPOSAL #3.2: Election of Kondratiev, Pavel                       ISSUER            YES             FOR                  FOR

Gennadievich as a Audit Commission

PROPOSAL #3.3: Election of Nikitenko, Vladimir                   ISSUER            YES             FOR                  FOR

Nikolaevich as a Audit Commission

PROPOSAL #4.1: Approve to pay remuneration and                   ISSUER            YES             FOR                  FOR

reimburse expenses to members of the Board of

Directors of OAO 'LUKOIL' according to the appendix

hereto

PROPOSAL #4.2: Approve to establish additional                   ISSUER            YES             FOR                  FOR

remuneration for newly elected members of the Board

of Directors for their participation in conferences

and other events on written instructions of the

Chairman of the Board of Directors, in an amount of

104,000 Roubles, and to retain the amounts of

remuneration for members of the Board of Directors of

 OAO 'LUKOIL' established by decision of the annual

general shareholders meeting of OAO 'LUKOIL' of 26

June 2008 (Minutes No. 1)

PROPOSAL #5.1: Approve to pay remuneration to each of        ISSUER            YES             FOR                  FOR

 the members of the Audit Commission of OAO 'LUKOIL'

in the amount established by decision of the annual

general shareholders meeting of OAO 'LUKOIL' of 26

June 2008 (Minutes No. 1) - 2,600,000 Roubles

PROPOSAL #5.2: Approve to retain the amounts of                 ISSUER            YES             FOR                  FOR

remuneration for members of the Audit Commission of

OAO 'LUKOIL' established by decision of the annual

general shareholders meeting of OAO 'LUKOIL' of 26

June 2008 (Minutes No. 1)

PROPOSAL #6: Approve the independent Auditor of OAO          ISSUER            YES             FOR                  FOR

'LUKOIL' Closed Joint Stock Company KPMG

PROPOSAL #7: Amend the regulations on the procedure          ISSUER            YES             FOR                  FOR

for preparing and holding the general shareholders

meeting of OAO 'Lukoil', pursuant to the appendix

hereto

PROPOSAL #8.1: Approve the Contract(s) of guarantee          ISSUER            YES             FOR                  FOR

between OAO 'LUKOIL' (Guarantor) and Sberbank of

Russia OAO (Bank)

PROPOSAL #8.2: Approve the policy (contract) on                 ISSUER            YES             FOR                  FOR

insuring the liability of Directors, officers and

corporations between OAO 'LUKOIL' (Policyholder) and

OAO Kapital Strakhovanie (Insurer)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAANSHAN IRON & STEEL CO LTD

  TICKER:                  N/A                 CUSIP:   Y5361G109

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the work report of the Board of         ISSUER            YES             FOR                  FOR

Directors for the year 2009

PROPOSAL #2: Approve the work report of the                        ISSUER            YES             FOR                  FOR

Supervisory Committee for the year 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 for the year 2009

PROPOSAL #4: Approve the profit distribution plan for        ISSUER            YES             FOR                  FOR

 the year 2009

PROPOSAL #5: Approve the appointment of Ernst & Young        ISSUER            YES             FOR                  FOR

 Hua Ming and Ernst & Young as the Company's domestic

 and International Auditors for the year 2010

respectively, and authorize the Board of Directors to

 determine the remuneration of the Auditors based on

that in 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAANSHAN IRON & STL LTD

  TICKER:                  N/A                 CUSIP:   Y5361G109

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Sale and Purchase of Ore            ISSUER            YES             FOR                  FOR

Agreement for 2010 to 2012 entered into between the

Company and Magang [Group] Holding Company Limited on

 15 OCT 2009, the transactions contemplated under the

 agreement and the annual caps [as specified in the

circular of the Company dated 28 OCT 2009]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACRONIX INTERNATIONAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y5369A104

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Receive the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Approve to issuance of new shares via         ISSUER            YES             FOR                  FOR

public or private placement

PROPOSAL #B.6.1: Election of Miin Chyou Wu as a                 ISSUER            YES             FOR                  FOR

Director of the Company [Shareholder No.21]

PROPOSAL #B.6.2: Election of Chih-Yuan Lu as a                   ISSUER            YES             FOR                  FOR

Director of the Company [Shareholder No. 45641]

PROPOSAL #B.6.3: Election of Shui Ying Investment              ISSUER            YES             FOR                  FOR

[Shareholder No. 777505] representative: Takata Akira

 as a Director of the Company

PROPOSAL #B.6.4: Election Hung Chih Investment                   ISSUER            YES             FOR                  FOR

Corporation/Shareholder No. 2591 representative: H.

C. CHEN as a Director of the Company

PROPOSAL #B.6.5: Election of representative [Champion        ISSUER            YES             FOR                  FOR

 Investment Corporation] as a Director of the Company

 [Shareholder No. 3362]

PROPOSAL #B.6.6: Election of Cheng-Yi Fang as a                 ISSUER            YES             FOR                  FOR

Director of the Company [Shareholder No. 239]

PROPOSAL #B.6.7: Election of Chung-Laung Liu as a              ISSUER            YES             FOR                  FOR

Director of the Company [Shareholder No. 941249]

PROPOSAL #B.6.8: Election of [Achi Capital Limited]          ISSUER            YES             FOR                  FOR

as a Director of the Company [Shareholder No. 1065570]

PROPOSAL #B.6.9: Election of Dang-Hsing Yiu as a                ISSUER            YES             FOR                  FOR

Director of the Company [Shareholder No. 810]

PROPOSAL #B6.10: Election of Ful-Long Ni as a                     ISSUER            YES             FOR                  FOR

Director of the Company [Shareholder No. 837]

PROPOSAL #B6.11: Election of Wen-Sen Pan as a                     ISSUER            YES             FOR                  FOR

Director of the Company [Shareholder No. 41988]

PROPOSAL #B6.12: Election of representative [Hui Ying        ISSUER            YES             FOR                  FOR

 Investment Ltd.] as a Director of the Company

[Shareholder No. 280338]

PROPOSAL #B6.13: Election of Chiang Kao as an                     ISSUER            YES             FOR                  FOR

Independent Director of the Company, Id No.:

PROPOSAL #B6.14: Election of Yan-Kuin Su as an                   ISSUER            YES             FOR                  FOR

Independent Director of the Company, Id No.:

PROPOSAL #B6.15: Election of Ping-Tien Wu as an                 ISSUER            YES             FOR                  FOR

Independent Director of the Company, Id No.:

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAGYAR TELEKOM PLC

  TICKER:                  N/A                 CUSIP:   X5187V109

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: General information to shareholders            ISSUER             NO              N/A                  N/A

regarding the resolutions adopted by the 25 APR 2008

AGM

PROPOSAL #1.2: Approve the Magyar Telekom Group's              ISSUER            YES             FOR                  FOR

Y2007 consolidated annual financial statements

prepared according to the International Financial

Reporting Standards (IFRS) and presentation of the

relevant report of the Supervisory Board and the

Auditor

PROPOSAL #1.3.A: Approve the Company's Y2007 stand            ISSUER            YES             FOR                  FOR

alone financial statements prepared according to the

Hungarian Accounting Standards [HAR], presentation of

 the relevant report of the Supervisory Board and the

 Auditor

PROPOSAL #1.3.B: Approve the Y2007 Company Governance        ISSUER            YES             FOR                  FOR

 and the Management report

PROPOSAL #1.3.C: Approve to relief from liability of         ISSUER            YES             FOR                  FOR

the Members of the Board of Directors for 2007

PROPOSAL #1.4: Approve the use of the profit after            ISSUER            YES             FOR                  FOR

tax earned in 2007, presentation of the relevant

report of the Supervisory Board and the Auditor,

repeated decision on the use of the profit after tax

earned in 2007

PROPOSAL #1.5.A: Amend Section 1.4 [sites and Branch         ISSUER            YES             FOR                  FOR

offices of the Company] of Articles of Association of

 Magyar Telekom Plc

PROPOSAL #1.5.B: Amend Section 1.6 [The Scope of                ISSUER            YES             FOR                  FOR

Activities of the Company] of Articles of Association

 of Magyar Telekom Plc

PROPOSAL #1.5.C: Amend Section 1.8 [Legal Succession]        ISSUER            YES             FOR                  FOR

 of Articles of Association of Magyar Telekom Plc

PROPOSAL #1.5.D: Amend Section 4.5 [Payment of                   ISSUER            YES             FOR                  FOR

Dividends] of Articles of Association of Magyar

Telekom Plc

PROPOSAL #1.5.E: Amend Section 5.1 [Mandatory                     ISSUER            YES             FOR                  FOR

Dissemination of Information; 6.2 Matters within the

Exclusive Scope of Authority of the General Meeting,

Section (i); 7.4.1 The Board of Directors, Section

(b); 8.3 Duties] of Articles Association of Magyar

Telekom Plc

PROPOSAL #1.5.F: Amend Section 7.6 [Minutes] of                 ISSUER            YES             FOR                  FOR

Articles of Association of Magyar Telekom Plc

PROPOSAL #1.5.G: Amend Section 8.4.5 [Rules of                   ISSUER            YES             FOR                  FOR

Procedure] of Articles of Association of Magyar

Telekom Plc

PROPOSAL #1.5.H: Amend Section 8.7 [Audit Committee]         ISSUER            YES             FOR                  FOR

of Articles of Association of Magyar Telekom Plc

PROPOSAL #1.5.I: Amend Section 15.2 [Notices] of                ISSUER            YES             FOR                  FOR

Articles of Association of Magyar Telekom Plc

PROPOSAL #1.6: Amend the Rules of Procedure of the            ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #1.7.A: Approve that Mr. Gregor Stucheli              ISSUER            YES             FOR                  FOR

acted as the Member of the Board of Directors between

 25 APR 2008 and 02 APR 2009

PROPOSAL #1.7.B: Approve that Mr. Lothar Alexander            ISSUER            YES             FOR                  FOR

Harings acted as the Member of the Board of Directors

 between 25 APR 2008 and 02 APR 2009

PROPOSAL #1.8: Approve that Zsoltne Varga acted as            ISSUER            YES             FOR                  FOR

the Member of the Supervisory Board from 25 APR 2008

until this date

PROPOSAL #1.9: Approves that PricewaterhouseCoopers          ISSUER            YES             FOR                  FOR

Kft. [1077 Budapest, Wesselenyi u. 16; Auditor's

Registration No: 001464), personally Marta Hegedosne

Szocs as registered Auditor [Chamber Membership

Number: 006838; address: 2071 Paty, Varhegyi u. 6;

mother's maiden name: Julianna Hliva] acted until 02

APR 2009 for year 2008 as the Auditor of the Company;

 the General Meeting confirms and approves that if

Marta Hegedosne Szocs was incapacitated Margit

Gyurikne Sos (Chamber Membership Number: 003662,

mother's maiden name: Margit Varro, address: 1041

Budapest, Bercsenyi u. 11.) acted as the responsible

Auditor of the Company

PROPOSAL #2.: Report of the Board of Directors on the        ISSUER             NO              N/A                  N/A

 management of Magyar Telekom Plc., on the business

operation, on the business policy and on the

financial situation of the Company and Magyar Telekom

 Group in 2009

PROPOSAL #3.: Approve the 2009 consolidated annual            ISSUER            YES             FOR                  FOR

financial statements of the Company prescribed by the

 Accounting Act according to the requirements of the

International Financial Reporting Standards (IFRS);

presentation of the relevant report of the

Supervisory Board, the Audit Committee and the Auditor

PROPOSAL #4.: Approve the Y2009 Annual Report of the         ISSUER            YES             FOR                  FOR

Company prepared according to the Hungarian

Accounting Regulations (HAR), including Balance Sheet

 Total Assets of HUF 968,412 million and After-tax

Net Income of HUF 74,227 million

PROPOSAL #5.: Approve a dividend of HUF 74 per                   ISSUER            YES             FOR                  FOR

ordinary share (with a face value of HUF 100) shall

be paid to the shareholders from the profit of 2009;

the HUF 77,051,686,148 to be disbursed as dividends

shall be paid from the after-tax profits of HUF

74,227,074,181 based on HAR figures and the remaining

 amount of HUF 2,824,611,967 shall be paid from

retained earnings; 07 May 2010 shall be the first day

 of dividend disbursement; the record date shall be

30 APR 2010

PROPOSAL #6.: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

purchase a total of up to 104,274,254 ordinary shares

 (with a face value of HUF 100 each) of Magyar

Telekom Plc; the purpose of the authorization is to

be able to supplement Magyar Telekom's current

shareholder remuneration policy to be more in line

with international practice; at the same time the

Board of Directors believes dividend should remain

the main method for shareholder remuneration; the

authorization will be valid for 18 months starting

from the date of approval of this General Meeting

resolution; the shares to be purchased on the basis

of this authorization may not at any time account for

 more than 10% of the share capital of Magyar Telekom

 Plc; the shares can be purchased through the Stock

Exchange; the equivalent value per share paid by

Magyar Telekom Plc. may not be more than 5% above the

 market price of the share determined by the opening

auction on the trading day at the Budapest Stock

Exchange; the minimum value to be paid for one share

is HUF 1; the authorization may be exercised in full

or in part, and the purchase can be carried out in

partial tranches spread over various purchase dates

within the authorization period until the maximum

purchase volume has been reached

PROPOSAL #7.: Approves the Corporate Governance and          ISSUER            YES             FOR                  FOR

the Management Report Y2009 of the Company

PROPOSAL #8.: Approve to grant the relief from                   ISSUER            YES             FOR                  FOR

liability for the Members of the Board of the Company

 with respect to the 2009 business year in accordance

 with Section 30 (5) of the Companies Act; by

granting this relief, the general meeting confirms

that the Members of the Board have performed their

work in 2009 by giving priority to the interests of

the Company; the relief from liability granted by

this resolution shall be cancelled in the event of a

subsequent binding court ruling declaring the

information based on which the relief of liability

was granted was false or insufficient

PROPOSAL #9.1: Amend Section 1.4. [Sites and Branch          ISSUER            YES             FOR                  FOR

Offices of the Company] of Articles of Association of

 Magyar Telekom Plc

PROPOSAL #9.2: Amend Section 1.6.2. [Other                          ISSUER            YES             FOR                  FOR

activities] of Articles of Association of Magyar

PROPOSAL #9.3: Amend Section 1.8.4 [Legal Succession]        ISSUER            YES             FOR                  FOR

 of Articles of Association of Magyar Telekom Plc

PROPOSAL #9.4: Amend Section 1.8.5 [Legal Succession]        ISSUER            YES             FOR                  FOR

 of Articles of Association of Magyar Telekom Plc

PROPOSAL #9.5: Amend Section 2.4. [Transfer of Shares        ISSUER            YES             FOR                  FOR

 (b), (c)] of Articles of Association of Magyar

Telekom Plc

PROPOSAL #9.6: Amend Section 5.1. [Mandatory                       ISSUER            YES             FOR                  FOR

Dissemination of Information] of Articles of

Association of Magyar Telekom Plc

PROPOSAL #9.7: Amend Section 6.2. [Matters within the        ISSUER            YES             FOR                  FOR

 Exclusive scope of Authority of the General Meeting

(l)] of Articles of Association of Magyar Telekom Plc

PROPOSAL #9.8: Amend section 6.3. [Passing                          ISSUER            YES             FOR                  FOR

Resolutions] of Articles of Association of Magyar

Telekom Plc

PROPOSAL #9.9: Amend Section 6.6. [Occurrence and              ISSUER            YES             FOR                  FOR

Agenda of a General Meeting] of Articles of

Association of Magyar Telekom Plc

PROPOSAL #9.10: Amend Section 6.8. [Notice of General        ISSUER            YES             FOR                  FOR

 Meetings] of Articles of Association of Magyar

Telekom Plc

PROPOSAL #9.11: Amend Section 6.9. [Supplements of            ISSUER            YES             FOR                  FOR

the agenda of a General Meeting] of Articles of

Association of Magyar Telekom Plc

PROPOSAL #9.12: Amend Section 6.11. [Quorum] of                 ISSUER            YES             FOR                  FOR

Articles of Association of Magyar Telekom Plc

PROPOSAL #9.13: Amend Section 6.12. [Opening the                ISSUER            YES             FOR                  FOR

General Meeting] of Articles of Association of Magyar

 Telekom Plc

PROPOSAL #9.14: Amend Section 6.14. [Election of the         ISSUER            YES             FOR                  FOR

Officials of the General Meeting] of Articles of

Association of Magyar Telekom Plc

PROPOSAL #9.15: Amend Section 6.18. [Passing                       ISSUER            YES             FOR                  FOR

Resolutions] of Articles of Association of Magyar

Telekom Plc

PROPOSAL #9.16: Amend Section 6.19. [Minutes of the          ISSUER            YES             FOR                  FOR

General Meeting (6.19.1.)] of Articles of Association

 of Magyar Telekom Plc

PROPOSAL #9.17: Amend Section 7.2. [Members of the            ISSUER            YES             FOR                  FOR

Board of Directors] of Articles of Association of

Magyar Telekom Plc

PROPOSAL #9.18: Amend Section 7.4.1. [The Board of            ISSUER            YES             FOR                  FOR

Directors (l)] of Articles of Association of Magyar

Telekom Plc

PROPOSAL #9.19: Amend Section 8.2. [Members of the            ISSUER            YES             FOR                  FOR

Supervisory Board (8.2.1.)] of Articles of

Association of Magyar Telekom Plc

PROPOSAL #9.20: Amend Section 15.5. [Miscellaneous]          ISSUER            YES             FOR                  FOR

of Articles of Association of Magyar Telekom Plc

PROPOSAL #10.: Approve the amended and restated Rules        ISSUER            YES             FOR                  FOR

 of Procedure of the Supervisory Board with the

modifications as specified in the submission

PROPOSAL #11.A: Election of Dr. Ferri Abolhassan to          ISSUER            YES             FOR                  FOR

the Members of the Board of Directors of Magyar

Telekom Plc, until 31 MAY 2013, provided that if the

general meeting is held prior to 31 MAY of the year

in which such mandate expires, then their assignment

lasts until the date of the general meeting

PROPOSAL #11.B: Election of Dr. Istvan Foldesi to the        ISSUER            YES             FOR                  FOR

 Members of the Board of Directors of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #11.C: Election of Mr. Dietmar Frings to the        ISSUER            YES             FOR                  FOR

 Members of the Board of Directors of Magyar Telekom

Plc; until 31 MAY 2013, provided that if the general

meeting in the third year is held prior to 31 MAY of

the year in which such mandate expires, then their

assignment lasts until the date of the general meeting

PROPOSAL #11.D: Election of Dr. Mihaly Galik to the          ISSUER            YES             FOR                  FOR

Members of the Board of Directors of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #11.E: Election of Mr. Guido Kerkhoff to the        ISSUER            YES             FOR                  FOR

 Members of the Board of Directors of Magyar Telekom

Plc, until 31MAY, 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #11.F: Election of Mr. Thilo Kusch to the            ISSUER            YES             FOR                  FOR

Members of the Board of Directors of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #11.G: Election of Mr. Christopher                        ISSUER            YES             FOR                  FOR

Mattheisen to the Members of the Board of Directors

of Magyar Telekom Plc, until 31 MAY, 2013, provided

that if the General Meeting is held prior to 31 MAY

of the year in which such mandate expires, then their

 assignment lasts until the date of the general

PROPOSAL #11.H: Election of Dr. Klaus Nitschke to the        ISSUER            YES             FOR                  FOR

 Members of the Board of Directors of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #11.I: Election of Mr. Frank Odzuck to the          ISSUER            YES             FOR                  FOR

Members of the Board of Directors of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #11.J: Election of Dr. Ralph Rentschler to          ISSUER            YES             FOR                  FOR

the Members of the Board of Directors of Magyar

Telekom Plc, until 31 MAY 2013, provided that if the

general meeting is held prior to 31 MAY of the year

in which such mandate expires, then their assignment

lasts until the date of the general meeting

PROPOSAL #11.K: Election of Dr. Steffen Roehn to the         ISSUER            YES             FOR                  FOR

Members of the Board of Directors of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting in the third year is held prior to 31 MAY of

the year in which such mandate expires, then their

assignment lasts until the date of the general meeting

PROPOSAL #11.L: Approve to determine the remuneration        ISSUER            YES             FOR                  FOR

 of the Members of the Board Directors as follows:

Chairman of the Board Directors: HUF 546,000 per

month; Members of the Board Directors: HUF 364,000

per month

PROPOSAL #12.A: Election of Dr. Janos Bito to the              ISSUER            YES             FOR                  FOR

Members of the Supervisory Board of Magyar Telekom

Plc, until 31 MAY, 2013, provided that if the general

 meeting is held prior to 31 MAY of the year in which

 such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #12.B: Election of Mr. Attila Bujdoso to the        ISSUER            YES             FOR                  FOR

 Members of the Supervisory Board of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #12.C: Election Dr. Janos Illessy to the              ISSUER            YES             FOR                  FOR

Members of the Supervisory Board of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting in the third year is held prior to 31 MAY of

the year in which such mandate expires, then their

assignment lasts until the date of the general meeting

PROPOSAL #12.D: Election of Dr. Sandor Kerekes to the        ISSUER            YES             FOR                  FOR

 Members of the Supervisory Board of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #12.E: Election of Mr. Konrad Kreuzer to the        ISSUER            YES             FOR                  FOR

 members of the Supervisory Board of Magyar Telekom

Plc. until May 31, 2013, provided that if the General

 Meeting is held prior to May 31 of the year in which

 such mandate expires, then their assignment lasts

until the date of the General Meeting

PROPOSAL #12.F: Election of Mr. Tamas Lichnovszky to         ISSUER            YES             FOR                  FOR

the Members of the Supervisory Board of Magyar

Telekom Plc, until 31 MAY 2013, provided that if the

general meeting is held prior to 31 MAY of the year

in which such mandate expires, then their assignment

lasts until the date of the general meeting

PROPOSAL #12.G: Election of Mr. Martin Meffert to the        ISSUER            YES             FOR                  FOR

 Members of the Supervisory Board of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #12.H: Election of Dr. Laszlo Pap to the              ISSUER            YES             FOR                  FOR

Members of the Supervisory Board of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the General Meeting

PROPOSAL #12.I: Election of Dr. Karoly Salamon to the        ISSUER            YES             FOR                  FOR

 Members of the Supervisory Board of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #12.J: Election of Mrs. Zsoltne Varga to the        ISSUER            YES             FOR                  FOR

 Members of the Supervisory Board of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the General Meeting

PROPOSAL #12.K: Election of Mr. Gyorgy Varju to the          ISSUER            YES             FOR                  FOR

Members of the Supervisory Board of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #12.L: Approve to determine the remuneration        ISSUER            YES             FOR                  FOR

 of the Members of the Supervisory Board as follows:

Chairman of the Supervisory Board: HUF 448,000 per

month; Members of the Supervisory Board: HUF 294,000

per month

PROPOSAL #13.A: Election of Dr. Janos Bito to the              ISSUER            YES             FOR                  FOR

Members of the Audit Committee of Magyar Telekom Plc,

 until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #13.B: Election Dr. Janos Illessy to the              ISSUER            YES             FOR                  FOR

Members of the Audit Committee of Magyar Telekom Plc,

 until 31 MAY 2013, provided that if the general

meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the General Meeting

PROPOSAL #13.C: Election of Dr. Sandor Kerekes to the        ISSUER            YES             FOR                  FOR

 Members of the Audit Committee of Magyar Telekom

Plc, until May 31, 2013, provided that if the General

 Meeting is held prior to May 31 of the year in which

 such mandate expires, then their assignment lasts

until the date of the General Meeting

PROPOSAL #13.D: Election of Dr. Laszlo Pap to the              ISSUER            YES             FOR                  FOR

Members of the Audit Committee of Magyar Telekom Plc,

 until 31 MAY 2013, provided that if the General

Meeting is held prior to May 31 of the year in which

such mandate expires, then their assignment lasts

until the date of the General Meeting

PROPOSAL #13.E: Election of Dr. Karoly Salamon to the        ISSUER            YES             FOR                  FOR

 Members of the Audit Committee of Magyar Telekom

Plc, until 31 MAY 2013, provided that if the general

Meeting is held prior to 31 MAY of the year in which

such mandate expires, then their assignment lasts

until the date of the general meeting

PROPOSAL #13.F: Approve to determine the remuneration        ISSUER            YES             FOR                  FOR

 of the Members of the Audit Committee as follows:

Chairman of the Audit Committee: HUF 440,000 per

month; Members of the Audit Committee: HUF 220,000

per month

PROPOSAL #14.: Election of Magyar Telekom Plc. (the          ISSUER            YES             FOR                  FOR

Company) PricewaterhouseCoopers Ltd as the Auditor of

 (1077 Budapest, Wesselenyi u. 16; Company

Registration Number: 01-09-063022; Registration

Number: 001464) and approve to determine of its

remuneration; designation of the Auditor who will be

personally responsible for the audit of the Company

and designation of the Deputy Auditor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAHINDRA & MAHINDRA LTD

  TICKER:                  N/A                 CUSIP:   Y54164135

  MEETING DATE:      7/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at YE 31 MAR 2009 and profit and loss

account for the YE on that date and the report of the

 Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on Ordinary [Equity]        ISSUER            YES             FOR                  FOR

 Shares

PROPOSAL #3.: Re-elect Mr. Deepak S. Parekh as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-elect Mr. Bharat Doshi as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-elect Mr. Narayanan Vaghul as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint, pursuant to Section 224 of         ISSUER            YES             FOR                  FOR

the Companies Act, 1956, Messrs. Deloitte Haskins &

Sells, Chartered Accountants, the retiring Auditors

of the Company, as the Auditors of the Company to

hold office from the conclusion of this AGM, until

the conclusion of the next AGM of the Company at a

remuneration to be determined by the Board in

addition to out of pocket expenses as may be incurred

 by them during the course of the Audit

PROPOSAL #7.: Approve that, in accordance with the            ISSUER            YES             FOR                  FOR

provisions of Section 257 and all other applicable

provisions, if any, of the Companies Act 1956, Mr.

Arun Kanti Dasgupta who was appointed as a Director

in the casual vacancy caused by the resignation of

Mr. Thomas Mathew T. and who ceases to hold office as

 per the provisions of Section 262 of the Companies

Act, 1956 at the ensuing AGM and in respect of whom

the Company has received a notice in writing

proposing his candidature for the office of Director,

 be appointed as a Director of the Company, liable to

 retire by rotation

PROPOSAL #S.8: Authorize the Company, in supersession        ISSUER            YES             FOR                  FOR

 of the Resolution passed by the shareholders at the

57th AGM of the Company held on 28 JUL 2003 and the

Registrar of Companies having been given in advance a

 copy of this proposed special resolution, to keep

its Registers and Index of Members and Debenture/Bond

 holders and copies of annual returns prepared under

Section 159 of the Companies Act,1956 together with

copies of certificates and documents required to be

annexed thereto under Section 161 of the Companies

Act, 1956 or one or more of them at the office

premises of the Company's Registrar & Share Transfer

Agents viz. Sharepro Services [India] Private Limited

 [R&T Agents] at 13AB, Samhita Warehousing Complex,

2nd floor, Sakinaka Telephone Exchange Lane, Off

Andheri Kurla Road, Sakinaka, Andheri [East], Mumbai-

 400 072 and/or its office premises at 912, Raheja

Centre, Free Press Journal Road, Nariman Point,

Mumbai-400 021, and/or at such other place[s] within

the city of Mumbai where the R&T agents may shift its

 office from time to time and/or at the Registered

Office of the Company at Gateway Building, Apollo

Bunder, Mumbai- 400 001 and/or at the Company's

Corporate office at Mahindra Towers, Dr. G.M. Bhosale

 Marg, P.K. Kurne Chowk, Worli, Mumbai-400 018

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAHINDRA & MAHINDRA LTD

  TICKER:                  N/A                 CUSIP:   Y54164135

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Section 94 and other applicable provisions, if any,

of the Companies Act, 1956, and the provisions of the

 Memorandum and Articles of Association of the

Company and subject to the approval(s), consents,

permissions and sanctions as may be necessary from

the concerned statutory authorities, each ordinary

[Equity] share of the Company having a face value of

INR 10 each fully paid-up to sub-divided into 2

ordinary [Equity] shares of the face value of INR 5

each fully paid-up; sub-division of Equity shares,

the existing Share Certificates in relation to the

existing Equity shares of the face value of INR 10

each held in physical form shall be deemed to have

been automatically cancelled and be of no effect on

and from the Record Date and the Company may, without

 requiring the surrender of the existing Share

Certificates, directly issue and dispatch the new

Share Certificates of the Company, in lieu of such

existing Share Certificates subject to the provisions

 of the Companies [issue of Share Certificate] rules,

 1960 and in the case of shares held in the

dematerialized form, the number of sub-divided Equity

 shares be credited to the respective the Equity

shares of the Company before sub-division; and

authorize the Board of Directors of the Company

[which expression shall also include a Committee

thereof] to take such steps as may be necessary for

obtaining approvals, statutory, contractual or

otherwise, and to settle all matters arising out of

and incidental thereto, and to execute all deeds,

applications, documents and writings that may be

required, on behalf of the Company and generally to

do all acts, deeds, matters and things that may be

necessary, proper, expedient or incidental for the

PROPOSAL #2.: Approve, pursuant to Section 16 and all        ISSUER            YES             FOR                  FOR

 other applicable provisions, if any, of the

Companies Act, 1956, to alter Clause 5 of the

Memorandum of Association of the Company by

substituting in its place and stead as specified

PROPOSAL #S.3: Approve, pursuant to Section 31 and            ISSUER            YES             FOR                  FOR

all other applicable provisions, if any, of the

Companies Act, 1956, to substitute Article 3 of the

Articles of Association of the Company as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAKHTESHIM-AGAN INDS LTD

  TICKER:                  N/A                 CUSIP:   M67888103

  MEETING DATE:      7/5/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and            ISSUER            YES             FOR                  FOR

the Directors report for the year 2008

PROPOSAL #2.: Appoint the Accountant-Auditors and              ISSUER            YES             FOR                  FOR

authorize the Board to fix their fees

PROPOSAL #3.1: Re-appoint Mr. Abraham Bigger as an            ISSUER            YES             FOR                  FOR

Officiating Director

PROPOSAL #3.2: Re-appoint Mr. Nochi Dankner as an              ISSUER            YES             FOR                  FOR

Officiating Director

PROPOSAL #3.3: Re-appoint Mr. Zvi Livnat as an                   ISSUER            YES             FOR                  FOR

Officiating Director

PROPOSAL #3.4: Re-appoint Mr. Itzhak Manor as an                ISSUER            YES             FOR                  FOR

Officiating Director

PROPOSAL #3.5: Re-appoint Mr. Ra'anan Cohen as an              ISSUER            YES         AGAINST           AGAINST

Officiating Director

PROPOSAL #3.6: Re-appoint Mr. Chaim Gavrieli as an            ISSUER            YES             FOR                  FOR

Officiating Director

PROPOSAL #3.7: Re-appoint Mr. Ami Arel as an                       ISSUER            YES             FOR                  FOR

Officiating Director

PROPOSAL #3.8: Re-appoint Mr. Avi Fisher as an                   ISSUER            YES             FOR                  FOR

Officiating Director

PROPOSAL #3.9: Re-appoint Professor. Dov Pekleman as         ISSUER            YES             FOR                  FOR

an Officiating Director

PROPOSAL #3.10: Re-appoint Professor. Harmona Shorek         ISSUER            YES             FOR                  FOR

as an Officiating Director

PROPOSAL #4.: Re-appoint Dr. Gideon Shityat as an              ISSUER            YES             FOR                  FOR

External Director, for an additional statutory 3 year

 period

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAKHTESHIM-AGAN INDS LTD

  TICKER:                  N/A                 CUSIP:   M67888103

  MEETING DATE:      9/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the extension of the exercise          ISSUER            YES             FOR                  FOR

period options of the Chairman of the Board, Mr. A.

Bigger, to 3 until 4 years, in place of the original

2 years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAKHTESHIM-AGAN INDS LTD

  TICKER:                  N/A                 CUSIP:   M67888103

  MEETING DATE:      1/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint Professor I. Hat as an                 ISSUER            YES             FOR                  FOR

External Director for an additional statutory 3 year

period

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAKHTESHIM-AGAN INDS LTD

  TICKER:                  N/A                 CUSIP:   M67888103

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve that in any issuance of                       ISSUER            YES         AGAINST           AGAINST

securities by means of rights, due to which the Law

of a foreign country should apply to the Company, the

 Company may not offer the rights to the owners of

Company securities due to which the Law of the

foreign state applies to the offer  'Foreign Holders'

 and 'Exclusion of Foreign Holders', as the case may

be , according to the Securities Regulations  means

of offering the public securities , 5767-2007

hereinafter 'The Means of Offering Regulations'

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYAN BANKING BHD MAYBANK

  TICKER:                  N/A                 CUSIP:   Y54671105

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the FYE 30 JUN 2009 together with the

reports of the Directors and of the Auditors thereon

PROPOSAL #2.: Approve the payment of a final dividend        ISSUER            YES             FOR                  FOR

 of 8 sen per share less 25% income tax, for the FYE

30 JUN 2009

PROPOSAL #3.: Re-elect Spencer Lee Tien Chye as a              ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 100

of the Company's Articles of Association

PROPOSAL #4.: Re-elect Tan Sri Datuk Dr Hadenan A.            ISSUER            YES             FOR                  FOR

Jalil as a Director, who retires in accordance with

Article 100 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Dato Seri Ismail Shahudin as a        ISSUER            YES             FOR                  FOR

 Director, who retires in accordance with Article 100

 of the Company's Articles of Association

PROPOSAL #6.: Re-elect Dato Dr. Tan Tat Wai as a                ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 100

of the Company's Articles of Association

PROPOSAL #7.: Re-elect Zainal Abidin Jamal as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 100

of the Company's Articles of Association

PROPOSAL #8.: Re-elect Alister Maitland as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 100

of the Company's Articles of Association

PROPOSAL #9.: Re-elect Cheah Teik Seng as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with Article 100 of the

Company's Articles of Association

PROPOSAL #10.: Re-elect Dato Johan Ariffin as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 100

of the Company's Articles of Association

PROPOSAL #11.: Re-elect Sreesanthan Eliathamby as a          ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 100

of the Company's Articles of Association

PROPOSAL #12.: Approve the payment of Directors' fees        ISSUER            YES             FOR                  FOR

 of MYR 993,958.87 for the FYE 30 JUN 2009

PROPOSAL #13.: Re-appoint Messrs Ernst & Young as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company for the FYE 30 JUN 2010 and

authorize the Directors to fix their remuneration

PROPOSAL #14.: Authorize the Directors, subject                 ISSUER            YES             FOR                  FOR

always to the Companies Act, 1965, the Company's

Articles of Association and approval of the relevant

government/regulatory authorities, pursuant to

Section 132D of the Companies Act, 1965, to issue

shares in the Company at any time until the

conclusion of the next AGM and upon such terms and

conditions and for such purposes as the Directors

may, in their absolute discretion deem fit, provided

that the aggregate number of shares to be issued does

 not exceed 10% of the issued share capital of the

Company for the time being

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYAN BANKING BHD MAYBANK

  TICKER:                  N/A                 CUSIP:   Y54671105

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Company, subject to the            ISSUER            YES             FOR                  FOR

relevant regulatory approvals being obtained,

including but not limited to the approval of the Bank

 Negara Malaysia in relation to the Proposed Dividend

 Reinvestment Plan, to: a) implement the Proposed

Dividend Reinvestment Plan; b) allot and issue such

number of new ordinary shares of MYR 1.00 each in

Maybank (Maybank Shares) for the Proposed Dividend

Reinvestment Plan until the conclusion of the next

AGM, upon such terms and conditions and to or with

such persons as the Directors may, in their absolute

discretion, deem fit and in the interest of the

Company; the said new Maybank Shares shall, upon

allotment and issue, rank pari passu in all respects

with the existing Maybank Shares CONTD.

PROPOSAL #CONTD: CONTD. in issue, save and except              ISSUER             NO              N/A                  N/A

that they shall not be entitled to any dividends,

rights, allotments and/or other distributions, the

entitlement date of which precedes the date of

allotment of the new Maybank Shares to be issued

pursuant to the Proposed Dividend Reinvestment Plan;

for the purpose thereof, entitlement date means the

date as at the close of business on which

shareholders of the Company must be registered in

order to participate in any dividends, rights,

allotments or other distributions; authorize the

Directors and the Secretary of the Company to do all

such acts and enter into all such transactions,

arrangements and documents as may be necessary or

expedient in order to give full effect to the

PROPOSAL #CONTD: CONTD. with full power to assent to         ISSUER             NO              N/A                  N/A

any conditions, modifications, variations and/or

amendments (if any) as may be imposed or agreed to by

 any relevant authorities or consequent upon the

implementation of the said conditions, modifications,

 variations and/or amendments or at the discretion of

 the Directors in the best interest of the Company;

and no information memorandum/ modified prospectus

(as the case may be) pertaining to the Proposed

Dividend Reinvestment Plan shall be issued or sent to

 the shareholders of the Company having registered

address outside Malaysia or who have not provided an

address in Malaysia at which such documents may be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYSIAN AIRLINES SYSTEM BHD

  TICKER:                  N/A                 CUSIP:   Y56461109

  MEETING DATE:      1/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize MAS, subject to the approvals         ISSUER            YES             FOR                  FOR

of the relevant regulatory authorities and/or

relevant parties being obtained for the Proposed

Acquisitions, to acquire the 6 undelivered Airbus

A380 and bundling of 4 Boeing Aircraft by way of

entering into the following: (i) novation agreement

with Airbus S.A.S. (Airbus) and Penerbangan Malaysia

Berhad (PMB), and letter agreement with PMB for the

acquisition of 6 undelivered Airbus A380 (Proposed

A380 Acquisition); and (ii) supplemental lease

agreements with PMB for the revision of the existing

operating lease rentals for 2 B777 and 2 B747

(collectively referred as the Boeing Aircraft)

payable to PMB and conditional sale and purchase

agreements with PMB for the sale of the Boeing

Aircraft to MAS (collectively referred to as

PROPOSAL #2: Authorize the Board, subject to the                ISSUER            YES             FOR                  FOR

approvals of the relevant regulatory authorities

and/or relevant parties being obtained for the

Proposed Rights Issue, to allot (whether

provisionally or otherwise) and issue by way of a

renounceable rights issue of up to 1,905,962,767 new

MAS Shares pursuant to the Proposed Rights Issue

(Rights Shares) at an issue price of MYR 1.60 for

each Rights Share to the ordinary shareholders of the

 Company, whose names appear in the Record of

Depositors of the Company as at 5.00 p.m. on an

entitlement date to be determined and announced later

 by the Board, or their renouncees on the basis of 1

Rights Share for every 1 existing MAS Share held; and

 the Rights Shares shall, upon allotment and issue,

rank equally in all respects with the existing...CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYSIAN AIRLINES SYSTEM BHD

  TICKER:                  N/A                 CUSIP:   Y56461109

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 and the reports of Directors

 and Auditors thereon

PROPOSAL #2: Re-elect Dato Mohamed Azman bin Yahya as        ISSUER            YES             FOR                  FOR

 a Director, who retires pursuant to Article 139 of

the Company's Articles of Association

PROPOSAL #3: Re-elect Tengku Dato Azmil Zahruddin bin        ISSUER            YES             FOR                  FOR

 Raja Abdul Aziz as a Director, who retires pursuant

to Article 139 of the Company's Articles of

PROPOSAL #4: Re-elect Datuk Seri Panglima Mohd Annuar        ISSUER            YES             FOR                  FOR

 bin Zaini as a Director, who retires pursuant to

Article 139 of the Company's Articles of Association

PROPOSAL #5: Re-appoint, pursuant to section 129(6)          ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Dato N. Sadasivan a/l

N.N. Pillay as a Director of the Company, until the

PROPOSAL #6: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

for the FYE 31 DEC 2009

PROPOSAL #7: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors of the Company for the FYE 31 DEC 2010 and

authorize the Directors to fix their remuneration

PROPOSAL #8: Authorize the Board of Directors,                   ISSUER            YES             FOR                  FOR

subject to the Companies Act, 1965 (the Act), the

Articles of Association of the Company, approval from

 the Bursa Malaysia Securities Berhad and other

government or regulatory bodies, where such approval

is necessary, pursuant to Section 132D of the Act, to

 issue shares in the capital of the Company at any

time upon such terms and conditions and for such

purposes as the Directors may in their discretion

deem fit, provided always that the aggregate number

of shares to be issued shall not exceed 10% of the

issued share capital of the Company and authority

expires until the conclusion of the next AGM of the

PROPOSAL #S.9: Approve that the proposed amendments          ISSUER            YES             FOR                  FOR

to the Articles of Association of the Company as

specified and authorize the Directors of the Company

to assent to any modifications, variations and/or

amendments as may be considered necessary to give

full effect to the Proposed Amendments to the

Articles of Association of the Company

PROPOSAL #10: Transact any other ordinary business             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYSIAN AIRLINES SYSTEM BHD

  TICKER:                  N/A                 CUSIP:   Y56461109

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, at any time and         ISSUER            YES         AGAINST           AGAINST

from time to time, to offer and grant to Tengku Dato'

 Azmil Zahruddin bin Raja Abdul Aziz, the Managing

Director/ Chief Executive Officer of MAS, additional

Options to subscribe for up to 11,889,000 new shares

under the existing MAS ESOS, subject to such terms

and conditions of, and/or any adjustments which may

be made in accordance with the provisions of the By

Laws governing the MAS ESOS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MANILA ELECTRIC CO MER, PASIG CITY

  TICKER:                  N/A                 CUSIP:   Y5764J148

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Call to order                                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Certification of notice and quorum                  ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approve the minutes of the annual                   ISSUER            YES             FOR                  FOR

meeting of stockholders held on 27 MAY 2009

PROPOSAL #4: Receive the report of the Chairman and          ISSUER            YES             FOR                  FOR

the Chief Executive Officer

PROPOSAL #5: Receive the report of the President                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the 2009 audited financial                 ISSUER            YES             FOR                  FOR

statements

PROPOSAL #7: Approve the allocation of common shares         ISSUER            YES             FOR                  FOR

for Employees Stock Purchase Plan

PROPOSAL #8: Ratify the acts of the Board and                     ISSUER            YES             FOR                  FOR

Management

PROPOSAL #9: Appointment of External Auditors                      ISSUER            YES             FOR                  FOR

PROPOSAL #10.1: Election of Mr. Ramon S. Ang as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #10.2: Election of Mr. Elpi O. Cuna, Jr. as         ISSUER            YES             FOR                  FOR

a Director for the ensuing year

PROPOSAL #10.3: Election of Mr. Jose P. De Jesus as a        ISSUER            YES         AGAINST           AGAINST

 Director for the ensuing year

PROPOSAL #10.4: Election of Ray C. Espinosa as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #10.5: Election of Ms. Elenita D. Go as a            ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #10.6: Election of Mr. Manuel M. Lopez as a         ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #10.7: Election of Estelito P. Mendoza as a         ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #10.8: Election of Mr. Napoleon L. Nazareno         ISSUER            YES             FOR                  FOR

as a Director for the ensuing year

PROPOSAL #10.9: Election of Artemio V. Panganiban as         ISSUER            YES             FOR                  FOR

an Independent Director for the ensuing year

PROPOSAL #10.10: Election of Mr. Manuel V. Pangilinan        ISSUER            YES             FOR                  FOR

 as a Director for the ensuing year

PROPOSAL #10.11: Election of Mr. Pedro E. Roxas as an        ISSUER            YES             FOR                  FOR

 Independent Director for the ensuing year

PROPOSAL #11: Other business                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #12: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARFRIG ALIMENTOS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P64389102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Acknowledge the Directors' accounts and         ISSUER            YES             FOR                  FOR

the Company's consolidated financial statements for

the FYE 31 DEC 2009

PROPOSAL #B: Approve the destination of the YE                   ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #C: Election of the Members of the Finance          ISSUER            YES         AGAINST           AGAINST

Committee

PROPOSAL #D: Approve to set the global remuneration          ISSUER            YES             FOR                  FOR

of the Directors and the Finance Committee for the FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARFRIG ALIMENTOS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P64389102

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve the proposal for the issuance of        ISSUER            YES             FOR                  FOR

 debentures mandatorily convertible into common

shares, in one series, of the species without

guarantee, for private distribution, totaling, on the

 date of issuance, the amount of BRL 2,500,000,000,

which will constitute the first issuance of

debentures of the Company, from here onwards the

first issuance of debentures

PROPOSAL #B: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to decide regarding lines VI through VIII of

Article 59 of Law number 6404 of 1976, as amended, as

 well as to decide regarding the opportuneness of the

 first issuance of debentures, in addition to the

power to cancel the debentures that may be acquired

by the Company itself

PROPOSAL #C: Authorize the Executive Committee of the        ISSUER            YES             FOR                  FOR

 Company to do any and all acts necessary for the

implementation of the first issuance of debentures,

including being able to hire a paying agent and

transfer agent for the debentures and the trustee for

 the first issuance of debentures, as well as to sign

 the issuance indenture and any later addenda within

the limits established by the general meeting of

shareholders and by the Board of Directors, in

accordance with the terms of items A and B above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARFRIG ALIMENTOS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P6459Z108

  MEETING DATE:      10/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Ratify the current share capital of the        ISSUER            YES             FOR                  FOR

 Company as approved in the meeting of the Board of

Directors held on 21 SEP 2009 and consequently amend

the text of the main part of Article 5 of the

Company's Corporate Bylaws, as a result of the

updates to the amount of the share capital

PROPOSAL #II.: Approve to increase the limit of                 ISSUER            YES             FOR                  FOR

authorized share capital of the Company and amend the

 text of the main part of Article 6 of the Company's

Corporate Bylaws

PROPOSAL #III.: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out the primary public offering of the common

shares of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARFRIG ALIMENTOS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P6459Z108

  MEETING DATE:      11/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Elect the new Member of the Board of            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAROC TELECOM, MAROC

  TICKER:                  N/A                 CUSIP:   F6077E108

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the validation of the Company's         ISSUER             NO              N/A                  N/A

financials as of 31 DEC 2009

PROPOSAL #2: Approve the consolidated accounts as of         ISSUER             NO              N/A                  N/A

31 DEC 2009

PROPOSAL #3: Approve the validation of regulated                ISSUER             NO              N/A                  N/A

conventions with regards to Article 95 of the Law

2005 Governing Joint Stock Companies

PROPOSAL #4: Approve the validation of profits                   ISSUER             NO              N/A                  N/A

allocation payment of a dividend of MAD 10.31 per

share the dividend will be paid starting 31 MAY 2010

PROPOSAL #5: Ratify the renewal of M. Philippe Capron        ISSUER             NO              N/A                  N/A

 as a Supervisory Board members mandate for a period

of 6 years

PROPOSAL #6: Ratify M. Moulay Taieb Cherkaouis                   ISSUER             NO              N/A                  N/A

cooptation as a member of the Supervisory Board in

replacement of M. Chakib Benmoussa

PROPOSAL #7: Ratify M. Gerard Bremonds cooptation as         ISSUER             NO              N/A                  N/A

a member of the Supervisory Board in replacement of

M. Frank Esser

PROPOSAL #8: Ratify the renewal of Cabinet KPMGS                ISSUER             NO              N/A                  N/A

mandate as the statutory Auditor for a period of 3

years

PROPOSAL #9: Grant full powers to the holder of a              ISSUER             NO              N/A                  N/A

copy or a certified true copy of the general meetings

 minute in order to perform the necessary formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARUTI SUZUKI INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y7565Y100

  MEETING DATE:      9/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit and loss account

for the FYE on that date together with the reports of

 the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. R. C. Bhargava as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Ms. Pallavi Shroff as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Shuji Oishi as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint, pursuant to Section 224 and        ISSUER            YES             FOR                  FOR

 other applicable provisions of the Companies Act,

1956, M/s. Price Waterhouse, Chartered Accountants,

the retiring Auditors, as the Auditors of the Company

 to hold Office from the conclusion of the 28th AGM

up to the conclusion of the 29th AGM of the Company

at a remuneration to be fixed by the Board and

reimbursement of out of pocket expenses incurred in

connection with the audit

PROPOSAL #7.: Approve, pursuant to Articles 91(6) of         ISSUER            YES             FOR                  FOR

the Articles of Association of the Company read with

section 198, 310, Schedule XIII and other applicable

provisions of the Companies Act 1956 [including any

statutory modification(s) or re-enactment thereof for

 the time being in force] that with effect form 01

NOV 2008 a contribution of 12% of basic & special

salary [or an amount as may be amended by the Central

 Government and become applicable from time to time]

be made to the provident and pension fund of Mr.

Shinzo Nakanishi, Managing Director and Chief

Executive Officer, Mr. Tsuneo Ohashi, Director and

Managing Executive Officer [Production], Mr. Keiichi

Asai, Director and Managing Executive Officer

[Engineering] and Mr. Shuji Oishi, Director and

Managing Executive Officer [Marketing & Sales]

PROPOSAL #8.: Re-appoint, pursuant to Article 91 of          ISSUER            YES             FOR                  FOR

the Articles of Association of the Company read with

Sections 198, 269, 309 Schedule XIII and all other

applicable provisions of the Companies Act, 1956, Mr.

 Shuji Oishi as a Whole time Director designated as

Director and Managing Executive Officer[Marketing &

Sales] of the Company with effect from 13 APR 2009

for a further period of 3 years at the specified

remuneration; and that, notwithstanding anything to

the contrary herein contained, where in any FY during

 the currency of his tenure in the event of loss or

inadequacy of profits, the Company will subject to

applicable laws, pay remuneration by way of basic and

 special salary, performance linked bonus not

exceeding 4 months basic salary, perquisites and

allowances as specified

PROPOSAL #S.9: Amend, pursuant to Section 31 and all         ISSUER            YES             FOR                  FOR

other applicable provisions of the Companies Act

1956, Article 7, first sentence of Article 91(3) and

the Article 91(4) of the Articles of Association of

the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MASSMART HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   S4799N114

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Adopt the annual financial statements         ISSUER            YES             FOR                  FOR

of the Company and the Group for the YE 28 JUN 2009,

as specified

PROPOSAL #O.2: Re-elect Mr. MD Brand to the Board of         ISSUER            YES             FOR                  FOR

Directors of the Company, who retires by rotation

PROPOSAL #O.3: Re-elect Mr. ZL Combi to the Board of         ISSUER            YES             FOR                  FOR

Directors of the Company, who retires by rotation

PROPOSAL #O.4: Re-elect Mr. GRC Hayward to the Board         ISSUER            YES             FOR                  FOR

of Directors of the Company, who retires by rotation

PROPOSAL #O.5: Re-elect Mr. JC Hodkinson to the Board        ISSUER            YES             FOR                  FOR

 of Directors of the Company, who retires by rotation

PROPOSAL #O.6: Re-elect Mr. P Maw to the Board of              ISSUER            YES             FOR                  FOR

Directors of the Company, who retires by rotation

PROPOSAL #O.7: Approve the Non-Executive Directors'          ISSUER            YES             FOR                  FOR

annual remuneration, for the 2010 FY as specified;

Chairman of the Board: ZAR 675,000, Deputy Chairman:

ZAR 490,000, Directors: ZAR 200,000, Committee

Chairmen: ZAR 200,000, Committee Members: ZAR 94,000

with the Members of the Audit Committee receiving an

additional ZAR 25,000 each due to the increased

meetings and responsibilities brought about by the

Corporate Laws Amendment Act

PROPOSAL #O.8: Re-elect Messrs. Deloitte & Touche              ISSUER            YES             FOR                  FOR

[with Mr. Andre Dennis as the Audit Partner] as the

Company's Auditors for the ensuing FY, as approved by

 the Massmart Audit Committee and recommended to

shareholders

PROPOSAL #O.9: Approve to place all the ordinary                ISSUER            YES             FOR                  FOR

shares in the authorized but unissued share capital

of the Company under the control of the Directors in

terms of Section 221(2) of the Companies Act, 1973

[Act 61 of 1973], as amended [the Act], who shall be

authorized to allot and issue such shares to such

person or persons on such terms and conditions as

they may deem fit but not exceeding 5% of the number

of shares already in issue; such allotment will be in

 accordance with the Act and JSE Limited [JSE]

Listing Requirements

PROPOSAL #O.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the JSE Listings Requirements, to issue the ordinary

shares in the authorized but unissued share capital

of the Company for cash to such person or persons on

such terms and conditions as they may deem fit,

subject to the following: the shares shall be of a

class already in issue; the shares shall be issued to

 public shareholders [as defined in the JSE Listings

Requirements] and not to related parties [as defined

in the JSE Listings Requirements]; the issues in the

aggregate in any 1 FY shall not exceed 5% of the

number of shares already in issue; the maximum

discount at which the shares may be issued shall be

10% of the weighted average traded price of the

shares over the 30 business days prior to the date

that the price agreed between the Company and the

party subscribing for the securities; [Authority

expires the earlier of the Company's next AGM or 15

months]; once the securities have been issued, the

Company shall publish an announcement in accordance

with Paragraph 11.22 of the JSE Listings Requirements

PROPOSAL #O.11: Authorize the Company, subject to the        ISSUER            YES             FOR                  FOR

 passing and registration of Resolutions S.2 and S.3

and the passing of Resolution O.12, by way of a

specific authority in terms of Section 221 of the

Companies Act No.61 of 1973, as amended and the JSE

Listings Requirements to allot and issue 2,000,000 B

convertible, redeemable, participating preference

shares with a par value of ZAR 0.01 each in the

authorized but unissued share capital of the Company

at an issue price of ZAR 0.01 per B convertible,

redeemable, participating preference share to the

trustees for the time being of the Massmart Black

Scarce Skills Trust [formerly the Massmart Black

Management Trust] [Master's Reference No. IT 7745/06]

 pursuant to the terms and conditions of the

subscription agreement which will lie open for

inspection for 14 days prior to the date of the AGM

at which this resolution will be proposed

PROPOSAL #O.12: Approve, subject to the passing and          ISSUER            YES             FOR                  FOR

registration of Resolutions S.2 and S.3 and the

passing of O.11, to increase the number of B

convertible, redeemable, participating preference

shares with a par value of ZAR 0.01 that may be

allocated by the trustees of the Massmart Black

Scarce Skills Trust [formerly the Massmart Black

Management Trust] [Master's Reference No. IT 7745/06]

 ['the Trust'] from 2,000,000 to 4,000,000 and

otherwise on the terms and conditions of the deed of

PROPOSAL #S.1: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

subsidiaries, in terms of Sections 85(2) and 85(3) of

 the Companies Act 61 of 1973, as amended [the Act]

and the JSE Listings Requirements, from time to time

to acquire the ordinary and/or preference shares in

the issued share capital of the Company from such

shareholder/s, at such price, in such manner and

subject to such terms and conditions as the Directors

 may deem fit, but subject to the Articles of

Association of the Company, the Act and the JSE

Listings Requirements, and provided that:

acquisitions may not be made at a price greater than

10% above the weighted average of the market value

for the shares determined over the 5 business days

prior to the date that the price for the acquisition

is effected; acquisitions in the aggregate in any 1

FY shall not exceed 15% of that class of the

Company's issued share capital; the repurchase of

securities will be effected through the order book

operated by the JSE trading system and will be done

without any prior understanding or arrangement

between the Company and the counter party; the

Company will only appoint 1 agent, at any point in

time, to effect the repurchases on the Company's

behalf; the Company will only undertake a repurchase

of securities if, after such repurchases, the Company

 complies with the shareholder spread requirements of

 the JSE; neither the Company nor its subsidiaries

may repurchase securities during a prohibited period

unless a repurchase program is in place where the

dates and quantities of securities to be traded

during the relevant period are fixed and where full

details of the programme have been disclosed in an

announcement over SENS prior to the commencement of

the prohibited period; an announcement complying with

 11.27 of the JSE Listings Requirements will be

published by the Company when the Company and/or its

subsidiaries have cumulatively repurchased 3% of the

Company's issued ordinary and/or preference share

capital and for each 3% in aggregate thereafter;

[Authority expires the earlier of the Company's next

PROPOSAL #S.2: Authorize the Company, subject to the         ISSUER            YES             FOR                  FOR

passing and registration of Resolution S.3 and the

passing of  Resolutions O.11 and O.12, to increase

the share capital from ZAR 5,400,000 comprising:

500,000,000 ordinary shares with a par value of ZAR

0.01 each; 20,000,000 non-redeemable, cumulative,

non-participating preference shares with a par value

of ZAR 0.01 each; 18,000,000 'A' convertible,

redeemable, non-cumulative, participating preference

shares with a par value of ZAR 0.01 each; and

2,000,000 'A' convertible, redeemable, participating

preference shares with a par value of ZAR 0.01 each

[the 'B Preference Shares'] [the 'Current Share

Capital'] to ZAR 5,420,000 comprising the current

share capital and an additional 2,000,000 B

preference shares by creating the said 2,000,000 B

preference shares having the rights, privileges,

restrictions and conditions as specified in Article

43 of the Articles of Association of the Company

PROPOSAL #S.3: Amend subject to the passing and                 ISSUER            YES             FOR                  FOR

registration of Resolution S.2 and the passing of

Resolutions O.11 and O.12, the Articles 42 and 43 of

the Articles of Association of the Company a specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAXIS BHD

  TICKER:                  N/A                 CUSIP:   Y58460109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To consider the Audited Financial                   ISSUER             NO              N/A                  N/A

Statements of the Company and of the Group for the

FYE 31 DEC 2009 and the Reports of the Directors and

Auditors thereon

PROPOSAL #1: Declare a final single-tier tax exempt          ISSUER            YES             FOR                  FOR

dividend of 3 SEN per ordinary share for the FYE 31

DEC 2009

PROPOSAL #2: Re-elect Raja Tan Sri Dato' Seri Arshad         ISSUER            YES             FOR                  FOR

bin Raja Tun Uda as a Director who retires pursuant

to Article 114(1) of the Company's Articles of

PROPOSAL #3: Re-elect Robert William Boyle as a                 ISSUER            YES             FOR                  FOR

Director who retires pursuant to Article 114(1) of

the Company's Articles of Association

PROPOSAL #4: Re-elect Dato' Mokhzani bin Mahathiras a        ISSUER            YES             FOR                  FOR

 Director who retires pursuant to Article 114(1) of

the Company's Articles of Association

PROPOSAL #5: Re-elect Asgari bin Mohd Fuad Stephens          ISSUER            YES             FOR                  FOR

as a Director who retires pursuant to Article 114(1)

of the Company's Articles of Association

PROPOSAL #6: Re-elect Eng. Saud Majed A. AlDaweesh as        ISSUER            YES             FOR                  FOR

 a Director who retires pursuant to Article 114(1) of

 the Company's Articles of Association

PROPOSAL #7: Re-elect Dr. Fahad Hussain S.Mushayt as         ISSUER            YES             FOR                  FOR

a Director who retires pursuant to Article 114(1) of

the Company's Articles of Association

PROPOSAL #8: Re-elect Ghassan Hasbani as a Director          ISSUER            YES             FOR                  FOR

who retires pursuant to Article 114(1) of the

Company's Articles of Association

PROPOSAL #9: Re-elect Augustus Ralph Marshall as a            ISSUER            YES             FOR                  FOR

Director who retires pursuant to Article 114(1) of

the Company's Articles of Association

PROPOSAL #10: Re-elect Chan Chee Beng as a Director          ISSUER            YES             FOR                  FOR

who retires pursuant to Article 114(1) of the

Company's Articles of Association

PROPOSAL #11: Re-elect Sandip Das as a Director who          ISSUER            YES             FOR                  FOR

retires pursuant to Article 114(1) of the Company's

Articles of Association

PROPOSAL #12: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as Auditors of the Company to

hold office from the conclusion of this meeting until

 the conclusion of the next AGM and authorize the

Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAXIS BHD

  TICKER:                  N/A                 CUSIP:   Y58460109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, all the recurrent          ISSUER            YES             FOR                  FOR

related party transactions of a revenue or trading

nature, entered into by the Company and/or its

subsidiaries [the Group] from 19 NOV 2009, the date

on which the entire issued and paid-up share capital

of Maxis was listed and quoted on the Main Market of

Bursa Malaysia Securities Berhad, until the date of

the Company's First AGM or EGM, with the related

parties [Related Parties] stated in Part A of

Appendix 1 of the Circular to Shareholders dated 24

MAY 2010, which were necessary for day-to-day

operations of the Company and/or its subsidiaries and

 are carried out in the ordinary course of business

on normal commercial terms and on terms which are not

 more favorable to the parties with which such

recurrent transactions are or to be entered into than

 those generally available to the public and which

are not detrimental to the non-interested

shareholders of the Company; all actions taken and

the execution of all necessary documents by the

Directors of the Company as they had considered

expedient or deemed fit in the best interests of the

PROPOSAL #2.: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

Subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad to enter into recurrent related party

transactions of a revenue or trading nature with

ASTRO ALL ASIA NETWORKS plc and/or its affiliates

including but not limited to Airtime Management and

Programming Sdn Bhd, Digital Five Sdn Bhd, MEASAT

Broadcast Network Systems Sdn Bhd, ASTRO

Entertainment Sdn Bhd, Kristal-Astro Sdn Bhd and

Maestro Talent and Management Sdn Bhd as specified in

 Part B of Appendix I of the Company's Circular to

Shareholders dated 24 MAY 2010, provided that such

transactions are necessary for day-to-day operations

of the Company and/or its subsidiaries and are

carried out in the ordinary course of business on

normal commercial terms and on terms which are not

more favorable to the parties with which such

recurrent transactions are to be entered into than

those generally available to the public and which are

 not detrimental to the non-interested shareholders

of the Company; [Authority shall continue in force

until the conclusion of the next AGM of the Company

or the expiration of the period within which the next

 annual general meeting is required to be held

pursuant to Section 143(1) of the Companies Act, 1965

 (but shall not extend to such extension as may be

allowed pursuant to Section 143(2) of the Companies

Act, 1965)]; authorize the Directors of the Company

to complete and do all such acts and things

(including executing all such documents as may be

required) as they may consider expedient or necessary

PROPOSAL #3.: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

Subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad for to enter into recurrent related party

transactions of a revenue or trading nature with

Tanjong Public Limited Company and/or its affiliates,

 including but not limited to Tanjong City Centre

Property Management Sdn Bhd, TGV Cinemas Sdn Bhd and

Pan Malaysian Pools Sdn Bhd as specified in Part B of

 Appendix I of the Company's Circular to Shareholders

 dated 24 MAY 2010, provided that such transactions

are necessary for day-to-day operations of the

Company and/or its subsidiaries and are carried out

in the ordinary course of business on normal

commercial terms and on terms which are not more

favorable to the parties with which such recurrent

transactions are to be entered into than those

generally available to the public and which are not

detrimental to the non-interested shareholders of the

 Company; [Authority shall continue in force until

the conclusion of the next AGM of the Company or  the

 expiration of the period within which the next

annual general meeting is required to be held

pursuant to Section 143(1) of the Companies Act, 1965

 (but shall not extend to such extension as may be

allowed pursuant to Section 143(2) of the Companies

Act, 1965)]; authorize the Directors of the Company

to complete and do all such acts and things

(including executing all such documents as may be

required) as they may consider expedient or necessary

PROPOSAL #4.: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

Subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad for to enter into recurrent related party

transactions of a revenue or trading nature with

MEASAT Global Berhad and/or its affiliates, including

 but not limited to MEASAT Satellite Systems Sdn Bhd

as specified in Part B of Appendix I of the Company's

 Circular to Shareholders dated 24 MAY 2010, provided

 that such transactions are necessary for day-to-day

operations of the Company and/or its subsidiaries and

 are carried out in the ordinary course of business

on normal commercial terms and on terms which are not

 more favorable to the parties with which such

recurrent transactions are to be entered into than

those generally available to the public and which are

 not detrimental to the non-interested shareholders

of the Company; [Authority shall continue in force

until the conclusion of the next AGM of the Company

or the expiration of the period within which the next

 AGM is required to be held pursuant to Section

143(1) of the Companies Act, 1965 (but shall not

extend to such extension as may be allowed pursuant

to Section 143(2) of the Companies Act, 1965)];

authorize the Directors of the Company to complete

and do all such acts and things (including executing

all such documents as may be required) as they may

consider expedient or necessary to give effect to

PROPOSAL #5.: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

Subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad to enter into recurrent related party

transactions of a revenue or trading nature with

Usaha Tegas Sdn Bhd and/or its affiliates, including

but not limited to UT Hospitality Services Sdn Bhd,

UT Projects Sdn Bhd, UT Energy Services Sdn Bhd, UTSB

 Management Sdn Bhd, SRG Asia Pacific Sdn Bhd, Bumi

Armada Berhad, Mobitel (Private) Limited and Sri

Lanka Telecom PLC as specified in Part B of Appendix

I of the Company's Circular to Shareholders dated 24

MAY 2010, provided that such transactions are

necessary for day-to-day operations of the Company

and/or its subsidiaries and are carried out in the

ordinary course of business on normal commercial

terms and on terms which are not more favorable to

the parties with which such recurrent transactions

are to be entered into than those generally available

 to the public and which are not detrimental to the

non-interested shareholders of the Company;

[Authority shall continue in force until the

conclusion of the next AGM of the Company or the

expiration of the period within which the next annual

 general meeting is required to be held pursuant to

Section 143(1) of the Companies Act, 1965 (but shall

not extend to such extension as may be allowed

pursuant to Section 143(2) of the Companies Act,

1965)]; authorize the Directors of the Company to

complete and do all such acts and things (including

executing all such documents as may be required) as

they may consider expedient or necessary to give

PROPOSAL #6.: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

Subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad to enter into recurrent related party

transactions of a revenue or trading nature with UMTS

 (Malaysia) Sdn Bhd as specified in Part B of

Appendix I of the Company's Circular to Shareholders

dated 24 MAY 2010, provided that such transactions

are necessary for day-to-day operations of the

Company and/or its subsidiaries and are carried out

in the ordinary course of business on normal

commercial terms and on terms which are not more

favorable to the party with which such recurrent

transactions are to be entered into than those

generally available to the public and which are not

detrimental to the non-interested shareholders of the

 Company, [Authority shall continue to be in force

until the conclusion of the next AGM of the Company

or  the expiration of the period within which the

next annual general meeting is required to be held

pursuant to Section 143(1) of the Companies Act, 1965

 (but shall not extend to such extension as may be

allowed pursuant to Section 143(2) of the Companies

Act, 1965)]; authorize the Directors of the Company

to complete and do all such acts and things

(including executing all such documents as may be

required) as they may consider expedient or necessary

PROPOSAL #7.: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

Subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad to enter into recurrent related party

transactions of a revenue or trading nature with

Maxis Communications Berhad and/or its affiliates,

including but not limited to Dishnet Wireless Limited

 and/or Aircel Group and Bridge Mobile Pte Ltd as

specified in Part B of Appendix I of the Company's

Circular to Shareholders dated 24 MAY 2010, provided

that such transactions are necessary for day-to-day

operations of the Company and/or its subsidiaries and

 are carried out in the ordinary course of business

on normal commercial terms and on terms which are not

 more favorable to the parties with which such

recurrent transactions are to be entered into than

those generally available to the public and which are

 not detrimental to the non-interested shareholders

of the Company; [Authority shall continue in force

until the conclusion of the next AGM of the Company

or the expiration of the period within which the next

 AGM is required to be held pursuant to Section

143(1) of the Companies Act, 1965 (but shall not

extend to such extension as may be allowed pursuant

to Section 143(2) of the Companies Act, 1965)];

authorize the Directors of the Company to complete

and do all such acts and things (including executing

all such documents as may be required) as they may

consider expedient or necessary to give effect to

PROPOSAL #8.: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

Subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad for to enter into recurrent related party

transactions of a revenue or trading nature with

Saudi Telecom Company and/or its affiliates,

including but not limited to Cell C (Pty) Ltd, Kuwait

 Telecom Company and AVEA Yletisim Hizmetleri A.S. as

 specified in Part B of Appendix I of the Company's

Circular to Shareholders dated 24 MAY 2010, provided

that such transactions are necessary for day-to-day

operations of the Company and/or its subsidiaries and

 are carried out in the ordinary course of business

on normal commercial terms and on terms which are not

 more favorable to the parties with which such

recurrent transactions are to be entered into than

those generally available to the public and which are

 not detrimental to the non-interested shareholders

of the Company; [Authority shall continue to be in

force until the conclusion of the next AGM of the

Company; or the expiration of the period within which

 the next AGM is required to be held pursuant to

Section 143(1) of the Companies Act, 1965 (but shall

not extend to such extension as may be allowed

pursuant to Section 143(2) of the Companies Act,

1965)]; authorize the Directors of the Company to

complete and do all such acts and things (including

executing all such documents as may be required) as

they may consider expedient or necessary to give

effect to this resolution

PROPOSAL #9.: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

Subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad for to enter into recurrent related party

transactions of a revenue or trading nature with PT

Natrindo Telepon Seluler as specified in Part B of

Appendix I of the Company's Circular to Shareholders

dated 24 MAY 2010, provided that such transactions

are necessary for day-to-day operations of the

Company and/or its subsidiaries and are carried out

in the ordinary course of business on normal

commercial terms and on terms which are not more

favorable to the party with which such recurrent

transactions are to be entered into than those

generally available to the public and which are not

detrimental to the non-interested shareholders of the

 Company; [Authority shall continue in force until

the conclusion of the next AGM of the Company; or the

 expiration of the period within which the next AGM

is required to be held pursuant to Section 143(1) of

the Companies Act, 1965 (but shall not extend to such

 extension as may be allowed pursuant to Section

143(2) of the Companies Act, 1965)]; authorize the

Directors of the Company to complete and do all such

acts and things (including executing all such

documents as may be required) as they may consider

expedient or necessary to give effect to this

PROPOSAL #10.: Authorize the Company and/or its                 ISSUER            YES             FOR                  FOR

Subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad to enter into recurrent related party

transactions of a revenue or trading nature with

Communications and Satellite Services Sdn Bhd and

Malaysian Jet Services Sdn Bhd as specified in Part B

 of Appendix I of the Company's Circular to

Shareholders dated 24 MAY 2010, provided that such

transactions are necessary for day-to-day operations

of the Company and/or its subsidiaries and are

carried out in the ordinary course of business on

normal commercial terms and on terms which are not

more favorable to the parties with which such

recurrent transactions are to be entered into than

those generally available to the public and which are

 not detrimental to the non-interested shareholders

of the Company; [Authority shall continue to be in

force until the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM is required to be held pursuant to

Section 143(1) of the Companies Act, 1965 (but shall

not extend to such extension as may be allowed

pursuant to Section 143(2) of the Companies Act,

1965)]; authorize the Directors of the Company to

complete and do all such acts and things (including

executing all such documents as may be required) as

they may consider expedient or necessary to give

PROPOSAL #11.: Authorize the Company and/or its                 ISSUER            YES             FOR                  FOR

Subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad for to enter into recurrent related party

transactions of a revenue or trading nature with

Malaysian Landed Property Sdn Bhd as specified in

Part B of Appendix I of the Company's Circular to

Shareholders dated 24 MAY 2010, provided that such

transactions are necessary for day-to-day operations

of the Company and/or its subsidiaries and are

carried out in the ordinary course of business on

normal commercial terms and on terms which are not

more favorable to the party with which such recurrent

 transactions are to be entered into than those

generally available to the public and which are not

detrimental to the non-interested shareholders of the

 Company; [Authority shall continue in force until

the conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM is

 required to be held pursuant to Section 143(1) of

the Companies Act, 1965 (but shall not extend to such

 extension as may be allowed pursuant to Section

143(2) of the Companies Act, 1965)]; authorize the

Directors of the Company to complete and do all such

acts and things (including executing all such

documents as may be required) as they may consider

expedient or necessary to give effect to this

PROPOSAL #12.: Authorize the Company and/or its                 ISSUER            YES             FOR                  FOR

Subsidiaries, pursuant to Paragraph 10.09 of the

Listing Requirements of Bursa Malaysia Securities

Berhad for to enter into recurrent related party

transactions of a revenue or trading nature with

Kompakar CRC Sdn Bhd, Flobright Advertising Sdn Bhd

and Agensi Pekerjaan Talent2 International Sdn Bhd as

 specified in Part B of Appendix I of the Company's

Circular to Shareholders dated 24 MAY 2010, provided

that such transactions are necessary for day-to-day

operations of the Company and/or its subsidiaries and

 are carried out in the ordinary course of business

on normal commercial terms and on terms which are not

 more favorable to the parties with which such

recurrent transactions are to be entered into than

those generally available to the public and which are

 not detrimental to the non-interested shareholders

of the Company; [Authority shall continue to be in

force until the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM is required to be held pursuant to

Section 143(1) of the Companies Act, 1965 (but shall

not extend to such extension as may be allowed

pursuant to Section 143(2) of the Companies Act,

1965)]; authorize the Directors of the Company to

complete and do all such acts and things (including

executing all such documents as may be required) as

they may consider expedient or necessary to give

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MECHEL OAO

  TICKER:                  MTL                 CUSIP:   583840103

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE 2009 ANNUAL REPORT OF MECHEL        ISSUER            YES             FOR               AGAINST

 OAO.

PROPOSAL #02: TO APPROVE 2009 ANNUAL ACCOUNTING                 ISSUER            YES             FOR               AGAINST

REPORT INCLUDING PROFIT AND LOSS ACCOUNT OF MECHEL

PROPOSAL #03: TO APPROVE DISTRIBUTION OF PROFIT                 ISSUER            YES             FOR               AGAINST

INCLUDING COMPANY'S DIVIDEND PAYMENT ACCORDING TO

BUSINESS YEAR RESULTS.

ELECTION OF DIRECTOR: JOHNSON, ARTHUR DAVID                         ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: GUSEV, V. VASSILIEVICH                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EVTUSHENKO, A.E.                                  ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: ZYUZIN, I.V.                                         ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: KOZHUKHOVSKIY, I.S.                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: KOLPAKOV, S.V.                                     ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: POLIN, V. ANATOLYEVICH                       ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: PROSKURNYA, V.V.                                  ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: GALE, ROGER IAN                                    ISSUER            YES        WITHHOLD           AGAINST

PROPOSAL #5A: ELECT MEMBER OF THE AUDITING COMMITTEE:        ISSUER            YES             FOR               AGAINST

 ZAGREBIN, ALEKSEY VYACHESLAVOVICH

PROPOSAL #5B: ELECT MEMBER OF THE AUDITING COMMITTEE:        ISSUER            YES             FOR               AGAINST

 MIKHAYLOVA, NATALYA GRIGORYEVNA

PROPOSAL #5C: ELECT MEMBER OF THE AUDITING COMMITTEE:        ISSUER            YES             FOR               AGAINST

 RADISHEVSKAYA, LYUDMILA EDUARDOVNA

PROPOSAL #06: TO APPROVE ZAO ENERGYCONSULTING/AUDIT          ISSUER            YES             FOR               AGAINST

TO BE THE AUDITOR OF MECHEL OPEN JOINT STOCK COMPANY.

PROPOSAL #07: TO APPROVE A NEW VERSION OF ARTICLES OF        ISSUER            YES         AGAINST           AGAINST

 ASSOCIATION OF MECHEL OAO.

PROPOSAL #08: TO APPROVE A NEW VERSION OF STATEMENT          ISSUER            YES         AGAINST           AGAINST

ON GENERAL MEETING OF SHAREHOLDERS OF MECHEL OPEN

JOINT STOCK COMPANY.

PROPOSAL #09: TO APPROVE A NEW VERSION OF STATEMENT          ISSUER            YES             FOR               AGAINST

ON BOARD OF DIRECTORS OF MECHEL OAO.

PROPOSAL #10: TO APPROVE A NEW VERSION OF STATEMENT          ISSUER            YES             FOR               AGAINST

ON REMUNERATION AND COMPENSATION FOR EXPENSES OF

MEMBERS OF BOARD OF DIRECTORS.

PROPOSAL #11: TO APPROVE CONCLUSION OF THE GUARANTEE         ISSUER            YES             FOR               AGAINST

AGREEMENT(S) AS THE TRANSACTION(S) OF INTEREST BY

MECHEL OAO (HEREAFTER COMPANY) ON THE TERMS AND

CONDITIONS (SEE FULL TEXT OF RESOLUTIONS ATTACHED).

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MECHEL OJSC, MOSCOW

  TICKER:                  N/A                 CUSIP:   583840103

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve 2009 annual report of Mechel OAO        ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve 2009 annual accounting report            ISSUER            YES             FOR                  FOR

including profit and loss account of Mechel OAO

PROPOSAL #3: Approve the distribution of profit                 ISSUER            YES             FOR                  FOR

including Company's dividend payment according to

business year results: 1) to pay out dividends on

ordinary registered book-entry shares based on the

Company's results for 2009 in the amount 1 Rouble 09

kopecks per share, the payment to be effected in bank

 transfer in cash not later than 31 DEC 2010, 2) to

pay out dividends on preferred registered book-entry

shares based on the Company's results for 2009 in the

 amount of 3 Roubles 29 kopecks per share, the

payment to be effected in bank transfer in cash not

later than 31 DEC 2010 CONTD

PROPOSAL #CONT: CONTD 3) to distribute profit based          ISSUER             NO              N/A                  N/A

on the results of 2009 FY in the amount of 7,

958,946,050 Roubles 89 kopecks as proposed: dividend

payment in respect of placed ordinary shares of the

Company amounted to 453,735,112 Roubles 05 kopecks

dividend payment in respect of placed preferred

shares of the Company amounted to 456,510,250 roubles

 35 kopecks, Reserve Fund forming amounted to

69,378,457 roubles, profit balance of 6 979,322,231

rouble 49 kopecks to be left undistributed

PROPOSAL #0: PLEASE NOTE THAT CUMULATIVE VOTING                 ISSUER             NO              N/A                  N/A

APPLIES TO THIS RESOLUTION REGARDING THE ELECTION OF

DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED

FOR THIS MEETING. PLEASE NOTE THAT ONLY A VOTE FOR

THE DIRECTOR WILL BE CUMULATED. PLEASE CONTACT YOUR

CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY

PROPOSAL #4.1: Election of Johnson, Arthur David to          ISSUER            YES         AGAINST           AGAINST

the Board of Directors of the Mechel Open Joint Stock

 Company

PROPOSAL #4.2: Election of Gusev, Vladimir                          ISSUER            YES             FOR                  FOR

Vassilievich to the Board of Directors of the Mechel

Open Joint Stock Company

PROPOSAL #4.3: Election of Evtushenko, Alexander                ISSUER            YES         AGAINST           AGAINST

Evdokimovich to the Board of Directors of the Mechel

Open Joint Stock Company

PROPOSAL #4.4: Election of Zyuzin, Igor Vladimirovich        ISSUER            YES         AGAINST           AGAINST

 to the Board of Directors of the Mechel Open Joint

Stock Company

PROPOSAL #4.5: Election of Kozhukhovskiy, Igor                   ISSUER            YES             FOR                  FOR

Stepanovich to the Board of Directors of the Mechel

Open Joint Stock Company

PROPOSAL #4.6: Election of Kolpakov, Serafim                       ISSUER            YES         AGAINST           AGAINST

Vassilyevich to the Board of Directors of the Mechel

Open Joint Stock Company

PROPOSAL #4.7: Election of Polin, Vladimir                          ISSUER            YES         AGAINST           AGAINST

Anatolyevich to the Board of Directors of the Mechel

Open Joint Stock Company

PROPOSAL #4.8: Election of Proskurnya, Valentin                 ISSUER            YES         AGAINST           AGAINST

Vassilyevich to the Board of Directors of the Mechel

Open Joint Stock Company

PROPOSAL #4.9: Election of Gale, Roger Ian to the              ISSUER            YES         AGAINST           AGAINST

Board of Directors of the Mechel Open Joint Stock

Company

PROPOSAL #5.1: Election of Zagrebin, Aleksey                       ISSUER            YES             FOR                  FOR

Vyacheslavovich as a Member of the Auditing Committee

 of Mechel OA0

PROPOSAL #5.2: Election of Mikhaylova, Natalya                   ISSUER            YES             FOR                  FOR

Grigoryevna as a Member of the Auditing Committee of

Mechel OA0

PROPOSAL #5.3: Election of Radishevskaya, Lyudmila            ISSUER            YES             FOR                  FOR

Eduardovna as a Member of the Auditing Committee of

Mechel OA0

PROPOSAL #6: Approve ZAO ENERGYCONSULTING/Audit to be        ISSUER            YES             FOR                  FOR

 the Auditor of Mechel Open Joint Stock Company

PROPOSAL #7: Approve a new version of Articles of              ISSUER            YES         AGAINST           AGAINST

Association of Mechel OAO

PROPOSAL #8: Approve a new version of statement on            ISSUER            YES         AGAINST           AGAINST

general meeting of shareholders of Mechel Open Joint

Stock Company

PROPOSAL #9: Approve a new version of statement on            ISSUER            YES             FOR                  FOR

Board of Directors of Mechel OAO

PROPOSAL #10: Approve a new version of statement on          ISSUER            YES             FOR                  FOR

remuneration and compensation for expenses of Members

 of Board of Directors

PROPOSAL #11: Approve the conclusion of the guarantee        ISSUER            YES             FOR                  FOR

 agreement(s) as the transaction(s) of interest by

Mechel OAO (hereafter Company) on the terms and

conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEDIATEK INCORPORATION

  TICKER:                  N/A                 CUSIP:   Y5945U103

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Call meeting to order                                         ISSUER             NO              N/A                  N/A

PROPOSAL #2: Chairman's opening remarks                                ISSUER             NO              N/A                  N/A

PROPOSAL #3.1: 2009 business report                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3.2: The Supervisor's report                                  ISSUER             NO              N/A                  N/A

PROPOSAL #4.1: Ratify 2009 business report and                   ISSUER            YES             FOR                  FOR

financial reports

PROPOSAL #4.2: Ratify the proposal of 2009 profit              ISSUER            YES             FOR                  FOR

distribution

PROPOSAL #5.1: Approve the capitalization of 2009              ISSUER            YES             FOR                  FOR

shareholder's dividends and employee profit

PROPOSAL #5.2: Amend the Company's Article of                     ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #5.3: Amend the Company's rules and                       ISSUER            YES             FOR                  FOR

procedures of shareholders meeting

PROPOSAL #6: Other business and special motion                    ISSUER             NO              N/A                  N/A

PROPOSAL #7: Meeting adjourned                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEGA FINANCIAL HOLDING COMPANY

  TICKER:                  N/A                 CUSIP:   Y59456106

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METALLURGICAL CORPORATION OF CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y5949Y119

  MEETING DATE:      3/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the entering into of         ISSUER            YES             FOR                  FOR

the sale and purchase of commercial property

agreement between Beijing Guangyuanli Properties

Development Co., Ltd.  Guangyuanli  and China

Metallurgical Group Corporation  Parent  dated 30 DEC

 2009 relating to the disposal of the MCC Tower by

Guangyuanli to Parent, as specified, and the terms

PROPOSAL #2: Approve the relevant adjustments to the         ISSUER            YES             FOR                  FOR

specific breakdown of categories of equipment

purchase for engineering and construction business

and research & development, the investment projects

as financed by the proceeds from the A share offering

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METALLURGICAL CORPORATION OF CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y5949Y119

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #s.1: Authorize the Company to purchase                ISSUER            YES             FOR                  FOR

Shares on The Stock Exchange of Hong Kong Limited

[the Hong Kong Stock Exchange] or the Shanghai Stock

Exchange or any other stock exchange on which the

Shares may be listed and which is recognized for this

 purpose by the Hong Kong Securities and Futures

Commission and the Stock Exchange, subject to

paragraph (B) below, the exercise by the Board of

Directors during the Relevant Period of all the

powers of the Company in accordance with all

applicable laws, including the Listing Rules of the

Shanghai Stock Exchange, the Hong Kong Code on Share

Repurchases and the Rules Governing the Listing of

Securities on The Stock Exchange of Hong Kong Limited

 [as amended from time to time], be and is hereby

generally and unconditionally approved; the aggregate

 nominal amount of Shares which may be purchased or

agreed conditionally or unconditionally to be

purchased pursuant to the approval in paragraph (A)

above shall not exceed 10% of the aggregate nominal

amount of the share capital of the Company in issue

as at the date of passing of this resolution, and the

 said approval shall be limited accordingly; on the

condition that the Shareholders have approved

paragraphs (A) and (B) above by a special resolution

at the AGM, the aggregate nominal amount of: (a) A

Shares which may be purchased or agreed conditionally

 or unconditionally to be purchased pursuant to the

approval in paragraph (A) above shall not exceed 10%

of the aggregate nominal amount of A Shares in issue

as at the date of passing of this resolution at the

AGM and at the relevant class meeting of the

Shareholders, whichever is later, and the said

approval shall be limited accordingly; and (b) H

Shares which may be purchased or agreed conditionally

 or unconditionally to be purchased pursuant to the

approval in paragraph (A) above shall not exceed 10%

of the aggregate nominal amount of H Shares in issue

as at the date of passing of this resolution at the

AGM and at the relevant class meeting of the

Shareholders, and the said approval shall be limited

accordingly; [Authority expires at the conclusion of

the next AGM of the Company and the expiration of the

 period within which the next annual general meeting

of the Company is required by the Articles of

Association of the Company or Bylaw to be held]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METALLURGICAL CORPORATION OF CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y5949Y119

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                ISSUER            YES             FOR                  FOR

Directors of the Company for the YE 31 DEC 2009 as

specified

PROPOSAL #2.: Approve the report of the Supervisory          ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009 as

specified

PROPOSAL #3.: Approve the report of the International        ISSUER            YES             FOR                  FOR

 Auditors and audited financial statements of the

Company for the YE 31 DEC 2009 as specified

PROPOSAL #4.: Approve the Profit Distribution Plan of        ISSUER            YES             FOR                  FOR

 the Company for the YE 31 DEC 2009

PROPOSAL #5.: Appointment of Mr. Jing Tianliang as a         ISSUER            YES             FOR                  FOR

Non-Executive Director of the Company

PROPOSAL #6.: Approve the provision of external                 ISSUER            YES         AGAINST           AGAINST

guarantees by the Company and its Subsidiaries as

specified

PROPOSAL #7.: Approve the guarantees provided by the         ISSUER            YES         AGAINST           AGAINST

subsidiaries of the Company during the period from 21

 SEP 2009 to 31 DEC 2009

PROPOSAL #8.: Amend the Rules for Providing External         ISSUER            YES         AGAINST           AGAINST

Guarantees of the Company

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers as            ISSUER            YES             FOR                  FOR

the International Auditor and the appointment of

PricewaterhouseCoopers Zhong Tian CPAs Limited

Company as the Domestic Auditor of the Company to

hold office until the conclusion of the next AGM and

authorize the Board to determine their remuneration

PROPOSAL #10.: Approve the emoluments of the                       ISSUER            YES             FOR                  FOR

Directors and the Supervisors of the Company for the

year 2009 as specified

PROPOSAL #11.: Approve the Company to supply all                ISSUER            YES             FOR                  FOR

Corporate Communications [as defined in The Rules

Governing the Listing of Securities On the Stock

Exchange of Hong Kong Limited] by making them

available on the Company's website

PROPOSAL #S.12.: Authorize the Board, for the purpose        ISSUER            YES             FOR                  FOR

 of increasing the flexibility and efficiency in

operation, to issue, allot and deal with additional A

 Shares not exceeding 20% of the A Shares in issue

and additional H Shares not exceeding 20% of the H

Shares in issue and to make corresponding amendments

to the Articles of Association of the Company as it

thinks fit so as to reflect the new capital structure

 upon the allotment or issuance of shares: (A) (a)

subject to Paragraph C below and in accordance with

the relevant requirements of the Rules Governing the

Listing of Securities on The Stock Exchange of Hong

Kong Limited, the Articles of Association of the

Company and the applicable laws and regulations of

the PRC, the exercise by the Board of Directors

during the Relevant Period of all the powers of the

Company to authorize, allot or issue, either

separately or concurrently once every twelve months,

additional A Shares and H shares and to make or grant

 offers, agreements, options and rights of exchange

or conversion which might require the exercise of

such powers be hereby generally and unconditionally

approved; (B) the approval in Paragraph A above shall

 authorize the Board of Directors during the Relevant

 Period to make or grant offers, agreements, options

and rights of exchange or conversion which might

require the exercise of such powers after the end of

the Relevant Period; (c) each of the aggregate

nominal amounts of A Shares and H Shares authorized,

allotted or issued or agreed conditionally or

unconditionally to be authorized, allotted or issued

whether pursuant to an option or otherwise by the

Board of Directors, either separately or concurrently

 once every twelve months, pursuant to the approval

granted in Paragraph A shall not exceed 20% of each

of the aggregate nominal amounts of A Shares and H

Shares in issue at the date of passing this

resolution, otherwise than pursuant to (i) a Rights

Issue or (ii) any scrip dividend or similar

arrangement providing for allotment of shares in lieu

 of the whole or part of a dividend on shares of the

Company in accordance with the Articles of

Association of the Company; and [Authority expires

the earlier of the conclusion of the next AGM of the

Company or the expiration of the period of 12 months

from the date of passing of the special resolution

granting the general mandate]; authorize the Board of

 Directors to make corresponding amendments to the

Articles of Association of the Company as it thinks

fit so as to reflect the new capital structure upon

the allotment or issue of shares as provided in sub-

Paragraph (A) (a) of this resolution

PROPOSAL #S.13: Authorize the Board of Directors,              ISSUER            YES             FOR                  FOR

subject to this resolution below, to purchase Shares

on The Stock Exchange of Hong Kong Limited or the

Shanghai Stock Exchange or any other stock exchange

on which the Shares may be listed and which is

recognized for this purpose by the Hong Kong

Securities and Futures Commission and the Stock

Exchange, in accordance with all applicable laws,

including the Listing Rules of the Shanghai Stock

Exchange, the Hong Kong Code on Share Repurchases and

 the Rules Governing the Listing of Securities on The

 Stock Exchange of Hong Kong Limited during the

relevant period as amended from time to time, not

exceeding 10% of the aggregate nominal amount of the

share capital of the Company in issue as at the date

of passing of this resolution, and the said approval

shall be limited accordingly; on the condition that

the Shareholders have approved this resolution above

at the AGM, the aggregate nominal amount of: (a) A

Shares which may be purchased or agreed conditionally

 or unconditionally to be purchased pursuant to the

approval in this Resolution above shall not exceed

10% of the aggregate nominal amount of A Shares in

issue as at the date of passing of this resolution at

 the AGM and at the relevant class meeting of the

shareholders whichever is later and the said approval

 shall be limited accordingly; b)H Shares which may

be purchased or agreed conditionally or

unconditionally to be purchased pursuant to the

approval in this resolution above shall not exceed

10% of the aggregate nominal amount of H Shares in

issue as at the date of passing of this resolution at

 the AGM and the relevant class meeting of the

Shareholders, and the said approval shall be limited

accordingly; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by the Articles of

Association of the Company or by law to be held]

PROPOSAL #S.14: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company to reflect the changes in the Company's

principal business place in Beijing, the PRC and the

increase in the registered and paid-up share capital

of the Company as a result of its A Share offering

and global offering

PROPOSAL #S.15: Approve the change to the registered         ISSUER            YES             FOR                  FOR

and paid-up share capital of the Company as a result

of its A Share offering and global offering

PROPOSAL #S.16: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: authorize the Company to issue

medium term notes, according to the market conditions

 and the needs of the Company, in the PRC in the

aggregate principal amount of not more than RMB 14.9

billion [in multiple tranches] for a term of not more

 than 10 years in the following terms: (i) Place of

issue: within the PRC (in multiple tranches); (ii)

Total principal amount: up to RMB 14.9 billion; (iii)

 Maturity: not more than 10 years; (iv) Interest

rate: to be determined according to market conditions

 and the relevant requirements of the relevant

regulatory authorities at the time of issue; and (v)

Use of proceeds: the entire amount will be used to

replace the bank loans of the Company

PROPOSAL #S.17: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: authorize the Company to issue

short-term financing bills, according to the market

conditions and the needs of the Company, in the PRC

in the aggregate principal amount of not more than

RMB 14.4 billion (in multiple tranches) for a term of

 one year in the following terms: (i) Place of issue:

 within the PRC (in multiple tranches); (ii) Total

principal amount: up to RMB 14.4 billion; (iii)

Maturity: 1 year; (iv) Interest rate: to be

determined according to market conditions and the

relevant at the time of issue requirements of the

relevant regulatory authorities at the time of issue;

 and (v) Use of proceeds: the entire amount will be

used to replace the bank loans of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METALURGICA GERDAU SA, PORTO ALEGRE

  TICKER:                  N/A                 CUSIP:   P4834C118

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to take knowledge of the                     ISSUER             NO              N/A                  N/A

Director's accounts, to examine,and the Company's

consolidated financial statements for the YE 31 DEC

2009

PROPOSAL #2: Approve to decide on the allocation of          ISSUER             NO              N/A                  N/A

the net profits from the FY and the distributions of

results

PROPOSAL #3: Elect the Members of the Board of                   ISSUER            YES         AGAINST           AGAINST

Directors and set their remuneration

PROPOSAL #4: Elect the Members of the Finance                     ISSUER            YES             FOR                  FOR

Committee and respective Substitutes and set

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METROPOLITAN BANK & TRUST CO MBTC

  TICKER:                  N/A                 CUSIP:   Y6028G136

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Call to order                                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the certification of notice and         ISSUER            YES             FOR                  FOR

quorum

PROPOSAL #3: Approve the minutes of the annual                   ISSUER            YES             FOR                  FOR

meeting of stockholders held on 29 APR 2009

PROPOSAL #4: Approve the report to the stockholders           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Ratify the Corporate Acts                                  ISSUER            YES             FOR                  FOR

PROPOSAL #6.1: Election of George S.K. Ty as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.2: Election of Antonio S. Abacan, Jr. as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #6.3: Election of Francisco C. Sebastian as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #6.4: Election of Arthur Ty as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6.5: Election of Fabian S. Dee as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6.6: Election of Amelia B. Cabal as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.7: Election of Edmund A. Go as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #6.8: Election of Vy Tonne So as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.9: Election of David Go as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #6.10: Election of Renato C. Valencia as an         ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #6.11: Election of Valentin A. Araneta as an        ISSUER            YES             FOR                  FOR

 Independent Director

PROPOSAL #6.12: Election of Remedios L. Macalincag as        ISSUER            YES             FOR                  FOR

 an Independent Director

PROPOSAL #7: Other matters                                                       ISSUER             NO              N/A                  N/A

PROPOSAL #8: Adjournment                                                          ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEXICHEM SAB DE CV

  TICKER:                  N/A                 CUSIP:   P57908132

  MEETING DATE:      8/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve to carry out an increase in the        ISSUER            YES             FOR                  FOR

 variable part of the share capital of the Company,

in accordance with the terms and conditions that the

meeting itself approves

PROPOSAL #II.: Approve the designation of delegates          ISSUER            YES             FOR                  FOR

who will carry out and formalize the resolutions

passed by the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEXICHEM SAB DE CV

  TICKER:                  N/A                 CUSIP:   P57908132

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve, if relevant, the payment of a         ISSUER            YES             FOR                  FOR

cash dividend in favor of the shareholders of the

Company, up to the amount of MXN 0.22 per share;

resolutions in this regard, modifications to the

previous resolution of the general meeting of

shareholders of the maximum amount to be allocated,

for the purchase of the Company's own shares

PROPOSAL #II.: Approve the designation of delegates          ISSUER            YES             FOR                  FOR

who will carry out and formalize the resolutions

passed by the general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEXICHEM SAB DE CV

  TICKER:                  N/A                 CUSIP:   P57908132

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report from the General                ISSUER            YES             FOR                  FOR

Director and on the basis of this that from the Board

 of Directors, for the purposes of Article 28, Part

iv, line B, of the Securities Market Law and of

Article 172 of the general mercantile Companies Law,

regarding the operations and results of the FYE 31

DEC 2009 and the audited individual and consolidated

financial statements of the company together with its

 subsidiaries to said date, as well as the report

that is referred to in part xx of Article 86 of the

income tax law

PROPOSAL #2: Receive the annual report from the audit        ISSUER            YES             FOR                  FOR

 Committee and from the corporate practices Committee

 of the Company

PROPOSAL #3: Approve the proposal and resolution                ISSUER            YES             FOR                  FOR

regarding the allocation of results for the FYE 31

DEC 2009

PROPOSAL #4: Ratify the members of the Board of                 ISSUER            YES         AGAINST           AGAINST

Directors both full and alternate secretary and vice-

secretary as well as of the members and secretary of

the audit and corporate practices committees of the

Company

PROPOSAL #5: Approve to determine the compensation            ISSUER            YES             FOR                  FOR

for the members of the Board of Directors, as well as

 for the people who make up the audit and corporate

practices committees of the Company

PROPOSAL #6: Approve to determine of the maximum                ISSUER            YES             FOR                  FOR

amount of funds that can be allocated during the 2010

 fiscal year to the purchase of the shares of the

Company

PROPOSAL #7: Receive the annual report from Board of         ISSUER            YES             FOR                  FOR

Directors regarding the adoption or modification of

the policies in regard to the acquisition of shares

of the company and regarding the resolutions of said

corporate body in relation to the purchase and or

placement of shares of the Company

PROPOSAL #8: Approve the designation of delegates who        ISSUER            YES             FOR                  FOR

 will carry out and formalize the resolutions passed

by the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MICRO-STAR INTERNATIONAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y6037K110

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the local unsecured                ISSUER             NO              N/A                  N/A

convertible bonds

PROPOSAL #A.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.7: Other discussion                                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINING AND METALLURGICAL COMPANY NORILSK NICKEL JS

  TICKER:                  N/A                 CUSIP:   X40407102

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve MMC Norilsk Nickel's 2009                 ISSUER            YES         ABSTAIN           AGAINST

Annual Report

PROPOSAL #2.: Approve MMC Norilsk Nickel's 2009                 ISSUER            YES         ABSTAIN           AGAINST

Annual Accounting Statements including Profit and

Loss Statement

PROPOSAL #3.: Approve distribution of MMC Norilsk              ISSUER            YES         ABSTAIN           AGAINST

Nickel's profits and losses for 2009 as per the

recommendation of the Board of Directors

PROPOSAL #4.: Approve the payout dividends on MMC              ISSUER            YES         ABSTAIN           AGAINST

Norilsk Nickel's ordinary shares for the year 2009 in

 the amount 210 RUB per ordinary share

PROPOSAL #5.1: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Election of Dmitry O. Afanasiev

 as a Member of the Board of Directors

PROPOSAL #5.2: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Election of Boris Bakal as a

Member of the Board of Directors

PROPOSAL #5.3: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Election of Alexey V. Bashkirov

 as a Member of the Board of Directors

PROPOSAL #5.4: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Election of Andrey E. Bougrov

as a Member of the Board of Directors

PROPOSAL #5.5: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Election of Olga V. Voitovich

as a Member of the Board of Directors

PROPOSAL #5.6: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Election of Alexander S.

Voloshin as a Member of the Board of Directors

PROPOSAL #5.7: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Election of Artem O. Volynets

as a Member of the Board of Directors

PROPOSAL #5.8: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Election of Vadim V. Geraskin

as a Member of the Board of Directors

PROPOSAL #5.9: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Election of Maxim A. Goldman as

 a Member of the Board of Directors

PROPOSAL #5.10: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Oleg V. Deripaska

as a Member of the Board of Directors

PROPOSAL #5.11: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Marianna A.

Zakharova as a Member of the Board of Directors

PROPOSAL #5.12: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Olga N. Zinovieva

as a Member of the Board of Directors

PROPOSAL #5.13: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Natalia V.

Kindikova as a Member of the Board of Directors

PROPOSAL #5.14: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Andrey A. Klishas

as a Member of the Board of Directors

PROPOSAL #5.15: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Dmitry R. Kostoev

as a Member of the Board of Directors

PROPOSAL #5.16: Election of Bradford Alan Mills as a         ISSUER            YES         ABSTAIN           AGAINST

Member of the Board of Directors

PROPOSAL #5.17: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Oleg M.

Pivovarchuk as a Member of the Board of Directors

PROPOSAL #5.18: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Dmitry V. Razumov

as a Member of the Board of Directors

PROPOSAL #5.19: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Petr I. Sinshinov

as a Member of the Board of Directors

PROPOSAL #5.20: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Tatiana V. Soina

as a Member of the Board of Directors

PROPOSAL #5.21: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Maxim M. Sokov as

a Member of the Board of Directors

PROPOSAL #5.22: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Vladislav A.

Soloviev as a Member of the Board of Directors

PROPOSAL #5.23: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Vladimir I.

Strzhalkovsky as a Member of the Board of Directors

PROPOSAL #5.24: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         ABSTAIN           AGAINST

 SHAREHOLDER PROPOSAL: Election of Vasily N. Titov as

 a Member of the Board of Directors

PROPOSAL #5.25: Election of John Gerad Holden as a            ISSUER            YES         ABSTAIN           AGAINST

Member of the Board of Directors

PROPOSAL #6.1: Election of Petr V. Voznenko as a                ISSUER            YES         ABSTAIN           AGAINST

Member of the Revision Commission

PROPOSAL #6.2: Election of Alexey A. Kargachov as a          ISSUER            YES         ABSTAIN           AGAINST

Member of the Revision Commission

PROPOSAL #6.3: Election of Elena A. Mukhina as a                ISSUER            YES         ABSTAIN           AGAINST

Member of the Revision Commission

PROPOSAL #6.4: Election of Dmitry V. Pershinkov as a         ISSUER            YES         ABSTAIN           AGAINST

Member of the Revision Commission

PROPOSAL #6.5: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Election of Tatiana V. Potarina

 as a Member of the Revision Commission

PROPOSAL #6.6: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES                                 AGAINST

SHAREHOLDER PROPOSAL: Election of Tamara A. Sirotkin

as a Member of the Revision Commission

PROPOSAL #6.7: Election of Sergey G. Khodacevich as a        ISSUER            YES                                 AGAINST

 Member of the Revision Commission

PROPOSAL #7.: Approve the Rosexpertiza LLC as the              ISSUER            YES         ABSTAIN           AGAINST

Auditor of MMC Norilsk Nickel's 2009 Russian

accounting statements

PROPOSAL #8.1: Approve to establish that the                       ISSUER            YES         ABSTAIN           AGAINST

principle amount of remuneration to be paid to an

Independent Director shall be USD 62,500 per quarter

[to be paid in Russian Rubles at the exchange rate

fixed by the Bank of Russia on the day of payment]

and that expenses in the amount of up to RUB 2

million year shall be reimbursed upon presentation of

 document proof, the above mentioned sum is gross of

taxes and charges applicable; if an Independent

Director presides over a Board Committee to establish

 that the additional remuneration in the amount of

USD 31,250 per quarter, shall be paid to such

Independent Director for each presided Committees [to

 be paid in Russian Rubles at the exchange rate fixed

 by the bank of Russian on the Day of payment] the

above mentioned sum is gross of taxes and charges

applicable; to establish that the principle amount of

 remuneration to be paid to Chairman of the Board of

Directors, in case he is an Independent Director,

shall be USD 2,500,000 per year [to be paid in

Russian Rubbles at the exchange rate fixed by the

Bank of Russia on the day of payment], the above

mentioned sum is gross of taxes and charges

applicable, to establish that the amount of annual

bonus to be paid to a Chairman of the Board of

Directors, in case he is an Independent Director,

shall be USD 3,000,000 per year [to be paid in

Russian Rubles at the exchange rate fixed by the Bank

 of Russia on the day of payment], the above

mentioned sum is gross of taxes and charges

applicable; remuneration sums mentioned in Clauses 1,

 2, 3 and 4 of this resolution shall be paid for the

period from 29 JUN 2010 and to date, on which the

term of the respective Independent Director will end

and/ or until he/she ceases to carry out his/he

PROPOSAL #8.2: Approve the Incentive Program - Option        ISSUER            YES         ABSTAIN           AGAINST

 Plan for Independent Directors of MMC Norilsk

Nickel; to establish that the program will be valid

from 29 JUN 2010 to 30 JUN 2011

PROPOSAL #9.: Approve that the value of property                ISSUER            YES         ABSTAIN           AGAINST

being the subject of interrelated transactions to

indemnify Members of the Board of Directors and

Members of the Management Board of OJSC MMC Norilsk

Nickel against damages the aforementioned persons may

 incur in their respective positions specified above

shall not exceed USD 115,000,000 for each transaction

PROPOSAL #10.: Approve the interrelated transactions,        ISSUER            YES         ABSTAIN           AGAINST

 to which all the Members of the Board of Directors

and Members of the Management Board of OJSC MMC

Norilsk Nickel are interested parties, and which

involve the obligations of OJSC MMC Norilsk Nickel to

 indemnify Members of the Board of Directors and

Members of the Management Board of OJSC MMC Norilsk

Nickel against damages the aforementioned persons may

 incur in their respective positions specified above,

 shall not exceed USD 115,000,000 for each such person

PROPOSAL #11.: Approve to establish that the value of        ISSUER            YES         ABSTAIN           AGAINST

 services involving liability insurance for members

of the Board of Directors and Members of the

Management Board of OJSC MMC Norilsk Nickel with

liability limited to USD 150,000,000 and additional

insurance coverage limit of USD 50,000,000 shall not

exceed USD 1,200,000

PROPOSAL #12.: Approve the transaction, to which all         ISSUER            YES         ABSTAIN           AGAINST

Members of the Board of Directors and the Members of

the Management Board of OJSC MMC Norilsk Nickel are

interested parties, involving liability insurance for

 Members of the Board of Directors and Members of the

 Management Board of OJSC MMC Norilsk Nickel who will

 be beneficiary parties to the transaction by a

Russian Insurance Company, for the 1 year term with

liability limited to USD 150,000,000 and additional

insurance coverage limit of USD 50,000,000 and with

premium to insurer not exceeding USD 1,200,000

PROPOSAL #13.: Approve the interrelated transactions         ISSUER            YES         ABSTAIN           AGAINST

between OJSC MMC Norilsk Nickel and CJSC Normetimpex

considered to be interested parties transaction under

 which OJSC MMC Norilsk Nickel delegates CJSC

Normetimpex execution of legal and other actions,

envisaged at sales in domestic and international

market till DEC 2013 inclusive, belongings of OSJC

MMC Norilsk Nickel, nickel and nickel products in the

 amount up to 240,000 tonnes, copper products in the

amount up to 450,000 tonnes, cobalt and cobalt

products in the amount up to 5,000 tonnes, platinum

and platinum products in the amount up to 100 kg,

palladium products in the amount up to 5 kg gold in

the amount up to 4,500 kg silver in the amount up to

75,000 kg selenium in the amount up to 100 tonnes,

tellurium in the amount up to 1 tonnes, sulfur in the

 amount up to 200,000 tonnes at preliminary agreed

terms and conditions with OJSC MMC Morilsk Nickel,

information on subject, price and other important

terms and conditions of the transactions to be

approved are stated in orders [Annex1-2], in main

pricing conditions for export and domestic sales of

the Company's goods [Annex9] to engagement agreement

N2HH/581-2009 dated 28 AUG 2009 [Annex4]

Commissioning agreement N2HH/1001-2009 dated 21 DEC

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIRAEASSET SECURITIES CO LTD

  TICKER:                  N/A                 CUSIP:   Y6074E100

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Outside Director                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect the Audit Committee Member                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIRAEASSET SECURITIES CO LTD

  TICKER:                  N/A                 CUSIP:   Y6074E100

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of Inside Directors,                       ISSUER            YES             FOR                  FOR

candidates: Gwang Seob Lee, Shin Kim

PROPOSAL #3.2: Election of Outside Director,                       ISSUER            YES             FOR                  FOR

candidates: Seok Gyo An, Jin Young Shin Jeong Tak

Kim, Hee Jin Noe

PROPOSAL #4.1: Election of Audit Committee member who        ISSUER            YES         AGAINST           AGAINST

 is an Inside Director, candidate: Gwang Seob Lee

PROPOSAL #4.2: Election of Audit Committee member who        ISSUER            YES             FOR                  FOR

 is an Outside Director, candidates: Seok Gyo An, Hee

 Jin Noe

PROPOSAL #5: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MISC BHD, KUALA LUMPUR

  TICKER:                  N/A                 CUSIP:   Y6080H113

  MEETING DATE:      8/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements for the FYE 31 MAR 2009, the reports of

the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend of 20 sen per         ISSUER            YES             FOR                  FOR

share [tax exempt] in respect of the FYE 31 MAR 2009

PROPOSAL #3.: Re-elect Mr. Amir Hamzah Bin Azizan,            ISSUER            YES         AGAINST           AGAINST

who retires in accordance with Article 95 of the

Company's Articles of Association

PROPOSAL #4.: Re-elect Tan Sri Dr. Wan Abdul Aziz Bin        ISSUER            YES             FOR                  FOR

 Wan Abdullah as a Director, who retires by rotation

in accordance with Article 97 of the Company's

Articles of Association

PROPOSAL #5.: Re-elect Mr. Dato' Kalsom Binti Abd.            ISSUER            YES             FOR                  FOR

Rahman as a Director, who retires by rotation in

accordance with Article 97 of the Company's Articles

of Association

PROPOSAL #6.: Re-elect Mr. Datuk Nasarudin bin Md              ISSUER            YES             FOR                  FOR

Idris as a Director, who retires by rotation in

accordance with Article 97 of the Company's Articles

of Association

PROPOSAL #7.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

for the FYE 31 MAR 2009

PROPOSAL #8.: Re-appoint Messrs. Ernst N Young as the        ISSUER            YES             FOR                  FOR

 Auditors of the company and authorize the Directors

to fix their remuneration

PROPOSAL #9.: Transact any other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MISC BHD, KUALA LUMPUR

  TICKER:                  N/A                 CUSIP:   Y6080H113

  MEETING DATE:      1/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company  Board , subject to the relevant authorities

and/or parties being obtained  where required , to

provisionally allot by way of a renounceable rights

issue of 743,965,517 Rights Shares to the

shareholders of the Company, whose names appear in

the Record of Depositors of the Company as at the

close of business on an entitlement date to be

determined and announced by the Board, or their

renouncee'S , on the basis of 1 Rights Share for

every 5 existing Shares held, at an issue price of

MYR 7.00 for each Rights Share; the Rights Shares

shall, upon allotment and issue, rank equally in all

respects with the then existing MISC Shares, except

that they shall not be entitled to any dividends,

rights, allotment and/or other distributions, CONTD

PROPOSAL #2: Authorize the Board to increase the                ISSUER            YES             FOR                  FOR

authorized share capital of the Company from MYR

5,000,000,001 comprising 5,000,000,000 ordinary

shares of MYR 1.00 each and 1 preference share of MYR

 1.00 each to MYR 10,000,000,001 comprising

10,000,000,000 ordinary shares of MYR 1.00 each and 1

 preference share of MYR 1.00 each by the creation of

 an additional 5,000,000,000 ordinary shares of MYR

1.00 each and amend Clause 5 of the Memorandum of

Association accordingly

PROPOSAL #3: Authorize the Company, subject to the            ISSUER            YES             FOR                  FOR

approvals of the Bursa Securities and any other

relevant authorities being obtained  where required

and the passing of Special Resolution 1 below, to

merge its shares listed under Stock Code Number 3816F

 and Stock Name MISC-01  Foreign Tranche Shares  with

 that of its shares listed under Stock Code Number

3816 and Stock Name MISC Local Tranche Shares  as

quoted and listed on the Main Market of Bursa

Securities without any compensation to the local or

foreign tranche shareholders, as the case may be, for

 the share price differential between the Local

Tranche Shares and Foreign Tranche Shares, if any;

authorize the Board to give effect to the above with

PROPOSAL #S.1: Approve, subject to the passing of the        ISSUER            YES             FOR                  FOR

 Ordinary Resolution 3 above, the amendments to the

Articles of Association of the Company as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITAC INTERNATIONAL CORP

  TICKER:                  N/A                 CUSIP:   Y60847103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.15 per share

PROPOSAL #B.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Amend the revision to the procedures          ISSUER            YES             FOR                  FOR

of endorsement guarantee and monetary loans

PROPOSAL #B51.1: Election of Miau, Matthew Feng                 ISSUER            YES             FOR                  FOR

Chiang [ID/Shareholder No: 6] as a Director

PROPOSAL #B51.2: Election of Ho, Jhi- Wu,                            ISSUER            YES             FOR                  FOR

[ID/Shareholder No: 117] as a Director

PROPOSAL #B51.3: Election of Mitac Inc./Kuo, Yuan,            ISSUER            YES             FOR                  FOR

[ID/Shareholder No: 57] as a Director

PROPOSAL #B51.4: Election of Upc Technology                        ISSUER            YES             FOR                  FOR

Corporation/Way, Yung-Do, [ID/Shareholder No: 226] as

 a Director

PROPOSAL #B51.5: Election of Upc Technology                        ISSUER            YES             FOR                  FOR

Corporation/Wu, Sheng-Chuan, [ID/Shareholder No: 226]

 as a Director

PROPOSAL #B52.1: Election of Chiao, Yu-Cheng,                     ISSUER            YES             FOR                  FOR

[ID/Shareholder No: A120667986] as a Supervisor

PROPOSAL #B52.2: Election of Lien Hwa Industrial                ISSUER            YES             FOR                  FOR

Corporation/Ching, Hu-Shih, [ID/Shareholder No: 1] as

 a Supervisor

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIZRAHI TEFAHOT BANK LTD

  TICKER:                  N/A                 CUSIP:   M9540S110

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the purchase of D and O                       ISSUER            YES             FOR                  FOR

Insurance Cover in the amount of USD 90 million for

the year commencing 01 APR 2010 for a premium of USD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIZRAHI TEFAHOT BANK LTD

  TICKER:                  N/A                 CUSIP:   M9540S110

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the discussion of the financial         ISSUER             NO              N/A                  N/A

statements and Directors' report for the year 2009

PROPOSAL #2.1: Re-appoint Y. Perry as the officiating        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #2.2: Re-appoint M. Wertheim as the                       ISSUER            YES             FOR                  FOR

officiating Directors

PROPOSAL #2.3: Re-appoint Z. Efrat as the officiating        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #2.4: Re-appoint R. Gazit as the officiating        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #2.5: Re-appoint L. Ofer as the officiating         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2.6: Re-appoint A. Shohat as the                          ISSUER            YES             FOR                  FOR

officiating Directors

PROPOSAL #2.7: Re-appoint M. Mayer as the officiating        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #2.8: Re-appoint D.Mishor as the officiating        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #2.9: Re-appoint Y. Shahak as the                          ISSUER            YES             FOR                  FOR

officiating Directors

PROPOSAL #3: Re-appoint accountant Auditors                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the bonus in the sum of NIS                ISSUER            YES             FOR                  FOR

800,000 for the Chairman in respect of 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MMC CORPORATION BHD

  TICKER:                  N/A                 CUSIP:   Y60574103

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the YE 31 DEC 2009 and the Directors report and

the Auditors report thereon

PROPOSAL #2: Approve the final single tier dividend          ISSUER            YES             FOR                  FOR

of 3 sen per share for the YE 31 DEC 2009 and

declared payable on 27 MAY 2010 to the Members of the

 Company registered at the close of business on 13

PROPOSAL #3: Re-elect Encik Abdul Hamid Sh Mohamedas         ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires pursuant to

 Article 85 of the Company's Articles of Association

PROPOSAL #4.a: Re-elect Encik Ahmad Jauhari Yahya as         ISSUER            YES             FOR                  FOR

a Director of the Company, who retire in accordance

with Article 78 of the Company's Articles of

PROPOSAL #4.b: Re-elect Datuk Mohd Sidik Shaik Osman         ISSUER            YES         AGAINST           AGAINST

as a Director of the Company, who retire in

accordance with Article 78 of the Company's Articles

of Association

PROPOSAL #5: Re-appoint Dato Wira Syed Abdul Jabbar          ISSUER            YES             FOR                  FOR

Syed Hassan as a Director of the Company, pursuant to

 Section 129 (6) of the Act, to hold office until the

 conclusion of the next AGM

PROPOSAL #6: Re-appoint Dato Abdullah Mohd Yusof as a        ISSUER            YES             FOR                  FOR

 Director of the Company, pursuant to Section 129(6)

of the Act, to hold office until the conclusion of

the next AGM

PROPOSAL #7: Approve the Directors' fees of MYR                 ISSUER            YES             FOR                  FOR

627,796 for the FYE 31 DEC 2009

PROPOSAL #8: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company until the conclusion of the

next AGM and approve their remuneration to be fixed

by the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOBILE TELESYSTEMS OJSC

  TICKER:                  MBT                 CUSIP:   607409109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: THE PROCEDURE FOR CONDUCTING THE ANNUAL         ISSUER            YES             FOR                  FOR

GENERAL SHAREHOLDERS MEETING

PROPOSAL #2: APPROVAL OF MTS OJSC ANNUAL REPORT, MTS         ISSUER            YES             FOR                  FOR

ANNUAL FINANCIAL STATEMENTS, INCLUDING MTS OJSC

PROFIT AND LOSS REPORT, DISTRIBUTION OF MTS OJSC

PROFIT AND LOSSES BASED ON FY 2009 RESULTS (INCLUDING

 PAYMENT OF DIVIDENDS)

PROPOSAL #3.1: ELECTION OF DIRECTOR: ANTON                          ISSUER            YES         AGAINST           AGAINST

VLADIMIROVICH ABUGOV

PROPOSAL #3.2: ELECTION OF DIRECTOR: ALEXEY                        ISSUER            YES         AGAINST           AGAINST

NIKOLAEVICH BUYANOV

PROPOSAL #3.3: ELECTION OF DIRECTOR: CHARLES WILLIAM         ISSUER            YES             FOR                  FOR

DUNSTONE

PROPOSAL #3.4: ELECTION OF DIRECTOR: SERGEY                        ISSUER            YES         AGAINST           AGAINST

ALEXEEVICH DROZDOV

PROPOSAL #3.5: ELECTION OF DIRECTOR: YEVTOUSHENKOVA          ISSUER            YES         AGAINST           AGAINST

TATIANA VLADIMIROVNA

PROPOSAL #3.6: ELECTION OF DIRECTOR: RON SOMMER                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.7: ELECTION OF DIRECTOR: STANLEY PHILLIP         ISSUER            YES             FOR                  FOR

MILLER

PROPOSAL #3.8: ELECTION OF DIRECTOR: PAUL JAMES                 ISSUER            YES             FOR                  FOR

OSTLING

PROPOSAL #3.9: ELECTION OF DIRECTOR: MIKHAIL                       ISSUER            YES         AGAINST           AGAINST

VALERIEVICH SHAMOLIN

PROPOSAL #4.1: ELECTION OF MEMBERS OF THE MTS OJSC            ISSUER            YES             FOR                  FOR

AUDITING COMMISSION: VASILY VASILYEVICH PLATOSHIN

PROPOSAL #4.2: ELECTION OF MEMBERS OF THE MTS OJSC            ISSUER            YES             FOR                  FOR

AUDITING COMMISSION: ARTEM YEVGENIEVICH POPOV

PROPOSAL #4.3: ELECTION OF MEMBERS OF THE MTS OJSC            ISSUER            YES             FOR                  FOR

AUDITING COMMISSION: DMITRY YEVGENIEVICH FROLOV

PROPOSAL #5: APPROVAL OF MTS OJSC AUDITOR                             ISSUER            YES             FOR                  FOR

PROPOSAL #6: APPROVAL OF MTS OJSC CHARTER AS AMENDED         ISSUER            YES             FOR                  FOR

AND RESTATED

PROPOSAL #7: APPROVAL OF REGULATIONS OF MTS OJSC                ISSUER            YES             FOR                  FOR

GENERAL SHAREHOLDERS MEETING AS AMENDED AND RESTATED

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOL MAGYAR OLAJ- ES GAZIPARI RT

  TICKER:                  N/A                 CUSIP:   X5462R112

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to close the 2009 business                ISSUER             NO              N/A                  N/A

year: report of the Board of Directors on the 2009

business operation; presentation of the financial

statements drawn up in compliance with the Accounting

 Act [the parent company's financial statements in

compliance with the Accounting Act and the generally

accepted accounting principles in Hungary and the

consolidated financial statements in compliance with

International Financial Reporting Standards as

adopted by the European Union [''IFRS'']]; proposal

on the use of after tax profit; Auditor's report on

the 2009 financial statements presented by the Board

of Directors; report of the Supervisory Board on the

2009 financial statements and proposal for the

distribution of after tax profit; approve the

decision on the parent Company's 2009 financial

statements prepared in accordance with the Accounting

 Act and the consolidated financial statements

prepared in compliance with IFRS, use of after tax

profits and amount of dividends; decision on the

corporate governance declaration

PROPOSAL #2.: Approve the decision on the waiver to          ISSUER             NO              N/A                  N/A

be granted to the Executive Officers according to

Section 30 (5) of the Companies Act

PROPOSAL #3.: Election of the Statutory Auditor for          ISSUER             NO              N/A                  N/A

the 2010 FY and approve to determine its remuneration

 as well as the material elements of its engagement

PROPOSAL #4.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

acquire treasury shares

PROPOSAL #5.: Approve the dismissal and election of          ISSUER             NO              N/A                  N/A

the Members of the Board of Directors

PROPOSAL #6.: Approve the dismissal and election of          ISSUER             NO              N/A                  N/A

the Supervisory Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOTECH INDS INC

  TICKER:                  N/A                 CUSIP:   Y61397108

  MEETING DATE:      1/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to revise the Articles of                 ISSUER            YES         ABSTAIN           AGAINST

Incorporation

PROPOSAL #2.: Approve the capital injection by                   ISSUER            YES         ABSTAIN           AGAINST

issuing new shares via private placement

PROPOSAL #3.: Other issues and extraordinary motions         ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOTECH INDUSTRIES CO LTD

  TICKER:                  N/A                 CUSIP:   Y61397108

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of Join-Venture in People's        ISSUER             NO              N/A                  N/A

 Republic of China

PROPOSAL #A.4: The revision to the rules of the Board        ISSUER             NO              N/A                  N/A

 meeting

PROPOSAL #A.5: The status of new shares via private          ISSUER             NO              N/A                  N/A

placement

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES         ABSTAIN           AGAINST

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES         ABSTAIN           AGAINST

proposed cash dividend: TWD 0.9 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES         ABSTAIN           AGAINST

of Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES         ABSTAIN           AGAINST

from retained earnings; proposed stock dividend: 10

for 1,000 shares held

PROPOSAL #B.5: Approve the revision to the rules of          ISSUER            YES         ABSTAIN           AGAINST

election of the Directors and Supervisors

PROPOSAL #B.6.A: Election of Tsuo, Simon Y.H                       ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: 5] as a Director

PROPOSAL #B.6.B: Election of TSMC Representative:              ISSUER            YES         ABSTAIN           AGAINST

Tsai, Rick L. [ID/shareholder No: 73921] as a Director

PROPOSAL #B.6.C: Election of TSMC Representative:              ISSUER            YES         ABSTAIN           AGAINST

Chao, Ying-Chen [ID/shareholder No: 73921] as a

Director

PROPOSAL #B.6.D: Election of Li, Ching-Ming                        ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: 25697] as a Director

PROPOSAL #B.6.E: Election of Tseng, Yung-Hui                       ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: 2] as a Director

PROPOSAL #B.6.F: Election of Wu, Cheng-Ching                       ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: 106] as an Independent Director

PROPOSAL #B.6.G: Election of Lee, San-Boh                            ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: 52] as a Independent Director

PROPOSAL #B.6.H: Election of Wang, Ching-I                          ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: N100305897] as a Supervisor

PROPOSAL #B.6.I: Election of Huang, Shao-hua                       ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: A101313365] as a Supervisor

PROPOSAL #B.6.J: Election of Lee, Chih-Kaou                        ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: 6] as a Supervisor

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES         ABSTAIN           AGAINST

Directors and the representative from participation

in competitive business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MRV ENGENHARIA PARTICIPACOES SA

  TICKER:                  N/A                 CUSIP:   P6986W107

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the nomination of Mr. Joao                ISSUER            YES             FOR                  FOR

Batista De Abreu to join the Board of Directors of

the Company, as an Independent Member, to replace Mr.

 Roberto Miranda De Lima, who resigned from the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MRV ENGENHARIA PARTICIPACOES SA

  TICKER:                  N/A                 CUSIP:   P6986W107

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.: Approve the stock split of all common          ISSUER            YES             FOR                  FOR

shares issued by the Company which, should it be

approved, will result in the creation and attribution

 of 2 new common shares to each shareholder of the

nominative common share issued by the Company,

currently outstanding

PROPOSAL #b.: Amend Article 5 of the By-laws in order        ISSUER            YES             FOR                  FOR

 to reflect the alterations arisen from the stock

PROPOSAL #c.: Amend the Company's Stock Option Plan          ISSUER            YES         AGAINST           AGAINST

in order to reflect the changes arisen from the stock

 split

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MRV ENGENHARIA PARTICIPACOES SA, BELO HORIZONTE

  TICKER:                  N/A                 CUSIP:   P6986W107

  MEETING DATE:      3/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Election of Mr. Eduardo Lu Iz de                   ISSUER            YES             FOR                  FOR

Mascarenhas Picchioni as a Member of the

PROPOSAL #B.1: Amend Article 24 and Sections of the          ISSUER            YES             FOR                  FOR

Company'S Bylaws to amend the nomenclature used for

the positions currently called Vice-President & Chief

 Officer to Chief Officer of the Company

PROPOSAL #B.2: Amend Article 24 and Sections of the          ISSUER            YES             FOR                  FOR

Company'S Bylaws to establish four new Executive

Boards, represented by their Chief Officer, being two

 Regional Executive Boards, one Executive Board for

Institutional Relations, and one Executive Board of

Real Estate Development of Campinas and the State of

Espirito Santo

PROPOSAL #B.3: Amend Article 24 and Sections of the          ISSUER            YES             FOR                  FOR

Company'S Bylaws to redefine, by virtue of such

deliberations, the respective powers of the Chief

Officers of the Company

PROPOSAL #C.: Approve to consolidate the Corporate            ISSUER            YES             FOR                  FOR

By-Laws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MRV ENGENHARIA PARTICIPACOES SA, BELO HORIZONTE

  TICKER:                  N/A                 CUSIP:   P6986W107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet and the                   ISSUER            YES             FOR                  FOR

financial statements relating to the FY that ended on

 31 DEC 2009

PROPOSAL #2: Approve the allocation of the net profit        ISSUER            YES             FOR                  FOR

 from the FY, for the establishment of a legal

reserve, as dividends, and for the retained profit

reserve based on a capital budget for the purpose of

meeting the need for funds for future investments,

mainly for working capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MRV ENGENHARIA PARTICIPACOES SA, BELO HORIZONTE

  TICKER:                  N/A                 CUSIP:   P6986W107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the creation of the Legal                   ISSUER            YES         AGAINST           AGAINST

Officer executive committee position and of the

Investor Relations Officer executive committee

PROPOSAL #2: Approve, as a result of the resolution          ISSUER            YES         AGAINST           AGAINST

above, the new wording of Article 24 of the Corporate

 Bylaws of the Company and their consolidation

PROPOSAL #3: Approve to set the global remuneration          ISSUER            YES         AGAINST           AGAINST

of the Company Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA

  TICKER:                  N/A                 CUSIP:   P69913104

  MEETING DATE:      12/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger of its controlled Companies Solucao

Imobiliaria Participacoes E Empreendimentos Ltda.,

Industrias Luna S.A., JPL Empreendimentos Ltda.,

merged Companies, which was entered into by the

Managements of the Companies on 10 DEC 2009 and which

 states the conditions of the merger of the Merged

Companies into the Company

PROPOSAL #II.: Ratify the hiring of the specialized          ISSUER            YES             FOR                  FOR

Company Apsis Consultoria Empresarial Ltda., with its

 headquarters at Rua Sao Jose No. 90, Grupo 1802, in

the city of Rio De Janeiro, State of Rio De Janeiro,

with Corporate taxpayer ID CNPJ Number

27.281.922.0001.70, as being responsible for the

evaluation of the book net worth of the merged

Companies and for the preparation of the respective

equity valuation reports

PROPOSAL #III.: Approve the valuation reports                     ISSUER            YES             FOR                  FOR

prepared by Apsis Consultoria Empresarial Ltda.

PROPOSAL #IV.: Approve the merger of the Merged                 ISSUER            YES             FOR                  FOR

Companies into the Company

PROPOSAL #V.: Authorize the Managers of the Company          ISSUER            YES             FOR                  FOR

to do all the acts necessary for the implementation

of the merger referred to in Item I

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA

  TICKER:                  N/A                 CUSIP:   P69913104

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to decide regarding the                       ISSUER            YES         AGAINST           AGAINST

amendment of the corporate Bylaws of the Company to

establish the term in office of the Members of the

Board of Directors at two years, in such a way as to

coincide with the term in office of the Executive

Committee and to decide regarding the consequent

amendment of the sole resolution of Article 10 of the

 Corporate Bylaws of the Company

PROPOSAL #2: Amend the Articles 5 and 8 of the                   ISSUER            YES             FOR                  FOR

corporate bylaws of the Company to reflect the change

 of the share capital of the Company, because of the

capital increases resolved on by the Board of

Directors, within the limits of t he authorized

capital of the Company, and consequent consolidation

of the corporate bylaws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA

  TICKER:                  N/A                 CUSIP:   P69913104

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                     ISSUER            YES             FOR                  FOR

relating to the FYE on 31 DEC 2009

PROPOSAL #2: Approve the destination of the YE                   ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #3: Election of Members of the Board of                ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #4: Approve to set the global annual                     ISSUER            YES             FOR                  FOR

remuneration of the Company Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MURRAY & ROBERTS HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   S52800133

  MEETING DATE:      10/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.O.1: Receive and approve the annual                 ISSUER            YES             FOR                  FOR

financial statements for the YE 30 JUN 2009

PROPOSAL #2O2.1: Elect Advocate Knott-Craig as a                ISSUER            YES             FOR                  FOR

Director, who retires at this AGM in accordance with

the Company's Articles of Association

PROPOSAL #2O2.2: Elect M. Sello as a Non-Executive            ISSUER            YES             FOR                  FOR

Director, who retires at this AGM in accordance with

the Company's Articles of Association

PROPOSAL #2O2.3: Elect M.P. Chaba as a Director, who         ISSUER            YES             FOR                  FOR

retires at this AGM in accordance with the Company's

Articles of Association

PROPOSAL #2O2.4: Elect T.G. Fowler as an Executive            ISSUER            YES             FOR                  FOR

Director, who retires at this AGM in accordance with

the Company's Articles of Association

PROPOSAL #2O2.5: Re-elect R.C. Anderson as a                       ISSUER            YES             FOR                  FOR

Director, who in terms of the Articles of Association

 retires by rotation

PROPOSAL #2O2.6: Re-elect A.A. Routledge, who in                ISSUER            YES             FOR                  FOR

terms of the Articles of Association retires by

PROPOSAL #2O2.7: Re-elect S.P. Sibisi as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director, who in terms of the Articles of

Association retires by rotation

PROPOSAL #3.O.3: Appoint a firm of External Auditors         ISSUER            YES             FOR                  FOR

for the Company and acknowledge the remuneration of

the External Auditors as determined by the Audit

Committee of the Board

PROPOSAL #4.O.4: Approve the proposed fees payable            ISSUER            YES             FOR                  FOR

quarterly in arrears to the Non-Executive Directors

with effect from the quarter commencing 01 OCT 2009

PROPOSAL #5.O.5: Amend the Trust Deed of the Murray          ISSUER            YES             FOR                  FOR

and Roberts Trust and the Murray and Roberts Holdings

 Limited Employee Share Incentive Scheme

PROPOSAL #6.O.6: Approve, subject to the adoption of         ISSUER            YES             FOR                  FOR

Ordinary Resolution 5 and in terms of Sections 221

and 222 of the Companies Act 61 of 1973 (as amended),

 the allotment and issue of shares by the Board (as a

 fresh issue of shares or the use of treasury

shares), as a specific authority, pursuant to the

provisions of the Trust Deed of The Murray and

Roberts Trust (incorporating the Murray and Roberts

Holdings Limited Employee Incentive Scheme), to the

Trustee for the time being of the Murray and Roberts

Holdings Limited Employee Share Incentive Scheme of

such allowable maximum number of ordinary shares as

provided thereunder and subject to the terms and

conditions of the Trust Deed of The Murray and

PROPOSAL #7.S.1: Authorize the Directors of the                 ISSUER            YES             FOR                  FOR

Company to approve the purchase by the Company, or by

 any of its subsidiaries, of the Company''S ordinary

shares subject to the provisions of the Companies Act

 61 of 1973 (as amended) (Companies Act) and the

listing requirements of the JSE Limited and any

general purchase by the Company and or any of its

subsidiaries of the Company's ordinary shares in

issue shall not in aggregate in any 1 FY exceed 10%

of the Company's issued ordinary share capital at the

 time that the authority is granted; [Authority

expires at the Company's next AGM and shall not

extend beyond 15 months from the date of this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAN YA PCB CORP

  TICKER:                  N/A                 CUSIP:   Y6205K108

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 5.4 per share

PROPOSAL #B.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAN YA PLASTICS CORP

  TICKER:                  N/A                 CUSIP:   Y62061109

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 status of the local unsecured        ISSUER             NO              N/A                  N/A

 convertible bonds

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

the financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.9 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Approve the proposal of the election          ISSUER            YES             FOR                  FOR

of the Directors and the Supervisors

PROPOSAL #B.7: Election of the Directors and the                ISSUER            YES             FOR                  FOR

Supervisors

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NANYA TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y62066108

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of issuance new shares via         ISSUER             NO              N/A                  N/A

private placement

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the capital injection by                 ISSUER            YES         AGAINST           AGAINST

issuing new shares or global depositary receipt

PROPOSAL #B.5: Approve the proposal of the election          ISSUER            YES         AGAINST           AGAINST

of the Directors and Supervisors

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.7: Election of the Directors and the                ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NASPERS LTD

  TICKER:                  N/A                 CUSIP:   S53435103

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements of            ISSUER            YES             FOR                  FOR

the Company and the group of the 12 months ended 31

MAR 2009 and the reports of the Directors and the

PROPOSAL #O.2: Approve the confirmation of dividends         ISSUER            YES             FOR                  FOR

in relation to the N ordinary and A ordinary shares

of the Company

PROPOSAL #O.3: Approve the remuneration of the Non-           ISSUER            YES             FOR                  FOR

Executive Directors for the YE 31 MAR 2009

PROPOSAL #O.4: Re-appoint the Firm                                        ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers Inc. as the Independent

Registered Auditors of the Company [noting that Mr.

A. Wentzel is the Individual Registered Auditor of

that Firm who will undertake the audit] for the

period until the next AGM of the Company

PROPOSAL #O.5.1: Approve the appointment of Mr. L.P.         ISSUER            YES             FOR                  FOR

Retief as a Director

PROPOSAL #O.5.2: Approve the appointment of Mr.                 ISSUER            YES             FOR                  FOR

S.J.Z. Pacak as a Director

PROPOSAL #O.6.1: Re-elect Adv F-A du Plessis as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #O.6.2: Re-elect Prof R.C.C. Jafta as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #O.6.3: Re-elect Mr. T.M.F. Phaswana as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #O.7: Approve to place the authorized but            ISSUER            YES         AGAINST           AGAINST

unissued share capital of the Company under the

control of the Directors and to grant, until the next

 AGM of the Company, an unconditional general

authority to the Directors, to allot and issue in

their discretion [but subject to the provisions of

Section 221 of the Companies Act, No 61 of 1973, as

amended [the Act] and the requirements of the JSE

Limited [the JSE] and any other exchange on which the

 shares of the Company may be quoted or listed form

time to time] the unissued shares of the Company on

such terms and conditions and to such persons whether

 they be shareholders or not, as the Directors in

their discretion deem fit

PROPOSAL #O.8: Authorize the Directors, subject to a         ISSUER            YES             FOR                  FOR

minimum of 75% of the votes of shareholders of the

Company present in persons or by proxy AGM and

entitled to vote, Voting infavor thereof, to issue

unissued shares of a class of shares already in issue

 in the capital of the Company for cash as and when

the opportunity arises, subject to the requirements

of the JSE, including the following: that a paid

press announcement giving full details, including the

 impact on the net asset value and earning per share,

 will be published at the time of any issue

representing, on a cumulative basis within 1 year, 5%

 or more of the number of shares o that class in

issue prior to the issue; the aggregate issue of nay

particular class of shares in any FY will nor exceed

5% of the issued number of that class of shares

[including securities that are compulsory convertible

 ion to shares of that class] that in determining the

 price at which an issue of shares will be made in

terms of this authority, the discount at which the

shares may be issued may not exceed 10% of the

weighted average traded price of the shares in

questions, as determined over the 30 business days

prior to the date that the price if the issue is

determined and that the shares will only be issued to

 public shareholders as specified in the Listing

Requirements of the JSE and not to related parties;

[Authority expires the earlier of the conclusion of

PROPOSAL #S.1: Authorize the Company or any of its            ISSUER            YES             FOR                  FOR

subsidiaries, by way of general authority, to acquire

 N ordinary shares issued by the Company, in terms of

 and Sections 85(2), 85(3) and 89 of the Companies

Act 61 of 1973, as amended and in terms of the rules

and requirements of the JSE being that: any such

acquisition of N ordinary shares shall be effected

thorough the order book operated by the JSE trading

system and done without any prior understanding or

arrangement; an announcement is published as soon as

the Company or any of its subsidiaries have acquired

N ordinary shares constituting, on a cumulative

basis, 3% of the number of N ordinary shares in issue

 prior to the acquisition pursuant to which the

aforesaid 3% threshold is reached, and for each 3% in

 aggregate acquires thereafter, containing full

details of such acquisition; acquisition of N

ordinary shares in aggregate in any 1 FY may not

exceed 20% of the Company's N ordinary issued share

capital as at the date of passing of this special

resolution; in determining the price at which N

Ordinary shares issued by the Company are acquired by

 it or any its subsidiaries in terms of this general

authority, the maximum premium at which such N

ordinary shares may be acquired will not exceed 10%

of the weighted average of the market value at which

N ordinary shares are traded on the JSE as determined

 over the 5 business days immediately preceding the

date of the repurchase of such N ordinary shares by

the Company or nay of its subsidiaries; the Company

has been given authority by its Articles of

Association; at any point , the Company may only

appoint 1 agent to effect any repurchase on the

Company's behalf; the Company sponsor must confirm

the adequacy of the Company's working capital for

purposes of undertaking the repurchase of N ordinary

shares in writing to the JSE Ltd before entering the

market for the repurchase; the Company remaining in

compliance with the minimum shareholder spread

requirements of the JSE Listings Requirements; and

the Company and/or its subsidiaries not repurchasing

any N ordinary shares during a prohibited period as

defined by the JSE Ltd Listings Requirements, unless

a repurchase programme is in place where dates and

quantities of shares to be traded during the

prohibited period are fixed and full details of the

programme have been disclosed in an announcement over

 the Securities Exchange News Service [SENS] prior to

 the commencement of the prohibited period; before

the general repurchase is effected the Directors

having considered the effects of the repurchase of

the maximum number of N ordinary shares in terms of

the foregoing general authority, will ensure that for

 a period of 12 months after the date of the notice

of AGM; the Company and the group will be able in the

 ordinary course of business to pay their debts; the

assets of the Company and the group fairly valued in

accordance with International Financial Reporting

Standards, will exceed the liabilities of the Company

 and the group; and the Company and the group's

PROPOSAL #S.2: Authorize the Company or any of its            ISSUER            YES         AGAINST           AGAINST

subsidiaries by way of a general authority to acquire

 A ordinary shares issued by the Company, in terms of

 and subject to Sections 85(2), 85(3) and 89 of the

Companies Act 61 of 1973 as amended

PROPOSAL #O.9: Authorize each of the Directors of the        ISSUER            YES         AGAINST           AGAINST

 Company to do all things, perform all acts and sign

all documents necessary to effect the implementation

of the ordinary and special resolutions adopted at

this AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATURA COSMETICOS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P7088C106

  MEETING DATE:      8/5/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Ratify the amendment to the wording of         ISSUER            YES             FOR                  FOR

Article 5 and the main part of Article 6 of the

Corporate Bylaws of the Company relative,

respectively, to the amount of the share capital and

the quantity of the subscribed for and paid in shares

 of the Company and to the limit of the authorized

capital, resulting from the exercise of purchase or

subscription options for common shares issued by the

Company made from 01 JAN 2009, to 30 JUN 2009, by the

 Managers and Employees of the Company, as well as by

 the Managers and employees of the direct and

indirect subsidiary Companies of the Company, who are

 participants in the addenda to the Company's common

stock purchase or subscription option plans relative

to the 2003, 2004, 2005 and 2006 calendar years

PROPOSAL #II.: Amend the wording of Article 24 of the        ISSUER            YES             FOR                  FOR

 Corporate Bylaws, in such a way as to define the

authority and responsibility of the Company's Officers

PROPOSAL #III.: Adapt the wording of Paragraph 1 of          ISSUER            YES             FOR                  FOR

Article 27 of the Corporate Bylaws to that which is

provided for in Article 176 of Law Number 6404.76,

due to the changes introduced by Law Number 11638.07

PROPOSAL #IV.: Amend the wording of the main part of         ISSUER            YES             FOR                  FOR

Article 33 of the Corporate Bylaws of the Company and

 of its Paragraphs 2, 6, 8 and 9, as well as the

inclusion of a new Paragraph 4 in said Article, with

the consequent renumbering of the subsequent

PROPOSAL #V.: Approve to consolidate the Corporate            ISSUER            YES             FOR                  FOR

Bylaws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATURA COSMETICOS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P7088C106

  MEETING DATE:      4/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss and vote              ISSUER            YES             FOR                  FOR

upon the Board of Directors annual report, the

financial statements and Independent Auditors report

relating to FY ending 31 DEC 2009

PROPOSAL #2: Approve the proposal for the capital              ISSUER            YES             FOR                  FOR

budget for the year 2010, the allocation of the net

profit from the FY ending on 31 DEC 2009, and ratify

the early distributions of dividends and interim

interest on net equity

PROPOSAL #3: Elect the Members of the Companys Board         ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #4: Approve to set the aggregate                            ISSUER            YES             FOR                  FOR

remuneration of the Administrators of the Company to

be paid to the time of the holding of the AGM at

which the shareholders of the Company vote concerning

 the financial statements for the FY that will end on

 31 DEC 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATURA COSMETICOS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P7088C106

  MEETING DATE:      4/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Ratify the amendment of the wording of         ISSUER            YES             FOR                  FOR

Article 5 and the main part of Article 6 of the

corporate bylaws of the Company relating,

respectively, to the amount of share capital and the

quantity of subscribed and paid in shares of the

Company and to the authorized capital limit, arising

from the exercise o f stock options for shares issued

 by the Company done from 01 JUL 2009, to 24 FEB

2010, by the administrators and employees of the

Company, as well as the administrators and employees

of the direct and indirect subsidiaries, by the

Company, participants in the Stock Option Plan for

common shares of the Company

PROPOSAL #B.: Approve to include in the first                     ISSUER            YES             FOR                  FOR

paragraph of Article 15 of the corporate bylaws of

the Company to include, in the case of a tie vote in

any matter before a meeting of the Boa rd of

Directors, a casting vote to the co-Chairperson

member of the Board of Directors who is chairing the

meeting to settle the decision, with the consequent

renumbering of t he sole paragraph of Article 15 to

PROPOSAL #C.: Approve to amend the wording of line            ISSUER            YES             FOR                  FOR

XXIV of Article 20 of t he corporate bylaws of the

Company to strengthen the authority of the Board of

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NCSOFT CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y6258Y104

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                     ISSUER            YES             FOR                  FOR

expected dividend: KRW 500 per 1 shs

PROPOSAL #2.: Approve the partial amendment to                   ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Elect Messrs. Hee Sang Lee, Jae Ho Lee        ISSUER            YES             FOR                  FOR

 as the inside Directors

PROPOSAL #3.2: Elect Messrs. Byung Mu Park, Myung Oh,        ISSUER            YES             FOR                  FOR

 Yoon Suk Seo as the Outside Directors

PROPOSAL #3.3: Elect Messrs. Byung Mu Park, Myung Oh,        ISSUER            YES             FOR                  FOR

 Yoon suk seo as the Auditor Committee

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEDBANK GROUP LTD

  TICKER:                  N/A                 CUSIP:   S5518R104

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual financial statements         ISSUER            YES             FOR                  FOR

of the Company for the FYE 31 DEC 2009

PROPOSAL #2: Approve the note the interim dividend            ISSUER            YES             FOR                  FOR

declare by the Board of Directors on 04 AUG 2009 of

1,93210 shares for every 100 Nedbank Group shares

held to those members who elected [or were deemed to

have elected] the capitalization award and 2.10 cents

 per ordinary share to those members who did not

elect to receive capitalization shares, and the final

 dividend of a number of Nedbank Group shares, to be

determined in terms of the capitalization award

ratio, for every 100 Nedbank Group shares held to

those members who elected [or were deemed to have

elected] the capitalization award and 2.30 cents per

ordinary share to those members who did not elect to

receive capitalization shares, as declared by the

Board of Directors on 24 FEB 2010

PROPOSAL #3.1: Re-elect Mr. CJW Ball as a Director,          ISSUER            YES             FOR                  FOR

who retires by rotation in terms of the Company's

Articles of Association

PROPOSAL #3.2: Re-elect Ms TCP Chikane as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation in terms of the Company's

Articles of Association

PROPOSAL #4.1: Election of Mr. GW Dempster as a Board        ISSUER            YES             FOR                  FOR

 of Director during the year, who retire in terms of

the Company's Articles of Association

PROPOSAL #4.2: Election of Mr. DI Hope as a Board of         ISSUER            YES             FOR                  FOR

Director during the year, who retire in terms of the

Company's Articles of Association

PROPOSAL #4.3: Election of Ms. We Lucas-Bull as a              ISSUER            YES             FOR                  FOR

Board of Director during the year, who retire in

terms of the Company's Articles of Association

PROPOSAL #4.4: Election of Mr. PJ Moleketi as a Board        ISSUER            YES             FOR                  FOR

 of Director during the year, who retire in terms of

the Company's Articles of Association

PROPOSAL #4.5: Election of Ms. RK Morathi as a Board         ISSUER            YES             FOR                  FOR

of Director during the year, who retire in terms of

the Company's Articles of Association

PROPOSAL #4.6: Election of Mr. JVF Roberts as a Board        ISSUER            YES             FOR                  FOR

 of Director during the year, who retire in terms of

the Company's Articles of Association

PROPOSAL #4.7: Election of Mr. MI Wyman as a Board of        ISSUER            YES             FOR                  FOR

 Director during the year, who retire in terms of the

 Company's Articles of Association

PROPOSAL #5: Re-appoint Deloittee & Touche [with the         ISSUER            YES             FOR                  FOR

designated Auditor currently being MR D Shipp] and

KPMG Incorporation [with the designated Auditor

currently being MS TA Middlemiss], as joint Auditors,

 to hold office from the conclusion of the 43rd AGM

until the conclusion of the next AGM of Nedbank Group

PROPOSAL #6: Authorize the Nedbank Group Audit                   ISSUER            YES             FOR                  FOR

Committee to determine the remuneration of the

Company's Auditors and the Auditors terms of

PROPOSAL #7.O.1: Authorize the Director to place, but        ISSUER            YES             FOR                  FOR

 unissued, ordinary shares in the capital of the

Nedbank Group under the control of the Directors to

allot and issue these shares on such terms and

conditions and at such times as they deem fit,

subject to the provisions of the Companies Act, 61 of

 1973, as amended the banks Act, 94 of 1990, as

amended, and the JSE limited listing requirements;

the issuing of shares granted under this authority

will be limited to Nedbank Group's existing

contractual obligations to issue shares, including

for the purposes of Nedbank Group's BEE transaction

approved in 2005 and the NedNambia BEE transaction

approved in 2006, any scrip dividend and/or

capitalization share award, and shares required to be

 issued for the purpose of carrying out the terms of

PROPOSAL #8.O.2: Amend the existing rules of the                ISSUER            YES             FOR                  FOR

Nedbank Group [2005] share option, matched share and

restricted share scheme be rescinded and replaced

with the revised rules of the Nedbank Group [2005]

share option, matched share and restricted share

scheme, a copy of which rules has been signed by the

Chairman for the purposes of identification and is

tabled at the meeting

PROPOSAL #9.O.3: Amend the existing rules of the                ISSUER            YES             FOR                  FOR

NedNamibia Holdings long term incentive scheme be

rescinded and replaced with the revised rules of the

NedNamibia Holdings long term incentive scheme, a

copy of which rules has been signed by the Chairman

for purposes of identification and is tabled at the

PROPOSAL #10.O4: Appoint the members of the Nedbank          ISSUER            YES             FOR                  FOR

Group Audit Committee in accordance with the

recommendation of King III; the membership as

proposed by the Board of Directors is Mr. CJW Ball

[Chairman], Ms. TCP Chikane, Mr. PJ Moleketi, Ms.

Mnxasana and Mr. MI Wyman, all of whom are

independent non-executive Directors

PROPOSAL #11.O5: Approve a non-binding advisory vote,        ISSUER            YES             FOR                  FOR

 the Company's remuneration policy and its

implementation, as set out in the remuneration report

 contained in the annual financial statements

PROPOSAL #12.O6: Approve the remuneration paid to              ISSUER            YES             FOR                  FOR

executive Directors in accordance with the Company's

remuneration policy, as set out in the remuneration

report contained in the annual financial statements

PROPOSAL #13.O7: Approve the Non-Executive Directors'        ISSUER            YES             FOR                  FOR

 fees as specified

PROPOSAL #14.S1: Authorize the Company, in terms of a        ISSUER            YES             FOR                  FOR

 general authority contemplated in Sections 85(2),

85(3) and 89 of the Companies Act, 61 of 1973, as

amended (the Act), to acquire the Company's issued

shares from time to time on such terms and conditions

 and in such amounts as the Directors of the Company

may from time to time decide, but always subject to

the approval, to the extent required, of the

Registrar of Banks, the provisions of the Act, the

Banks Act, 94 of 1990, as amended, and the JSE

Limited (the JSE) Listings Requirements, subject to

the following limitations, this general authority

shall be valid only until the Company's next AGM,

provided that it shall not extend beyond 15 months

from the date of the passing of this special

resolution and the acquisitions of ordinary shares in

 the aggregate in any 1 FY shall not exceed 10 % of

the Company's issued ordinary share capital of that

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NET SERVICOS DE COMUNICACAO  S A

  TICKER:                  N/A                 CUSIP:   P7161A100

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To take knowledge of the Directors                 ISSUER             NO              N/A                  N/A

accounts and the Company's consolidated financial

statements for the FYE 31 DEC 2009

PROPOSAL #2: To Destination of the YE results of 2009        ISSUER             NO              N/A                  N/A

 and the distribution of dividends

PROPOSAL #3: Election of the Members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors and set their remuneration

PROPOSAL #4: Election of the Members of the finance          ISSUER            YES             FOR                  FOR

committee and set their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NETCARE LTD

  TICKER:                  N/A                 CUSIP:   S5510Z104

  MEETING DATE:      9/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles of Association                ISSUER            YES             FOR                  FOR

PROPOSAL #S.2: Grant specific authority to repurchase        ISSUER            YES             FOR                  FOR

 shares

PROPOSAL #O.1: Approve the placement of 10% of                   ISSUER            YES             FOR                  FOR

authorized but unissued shares under the Directors'

control

PROPOSAL #O.2: Grant authority to make and implement         ISSUER            YES             FOR                  FOR

the Odd Lot Offer

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NETCARE LTD

  TICKER:                  N/A                 CUSIP:   S5510Z104

  MEETING DATE:      1/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the Executive Directors                       ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #3: Approve the Non-Executive Directors fees        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve the consulting services for the         ISSUER            YES         AGAINST           AGAINST

Non-Executive Directors

PROPOSAL #5.1: Re-appoint V.E. Firman as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.2: Re-appoint A.P.H. Jammine as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5.3: Re-appoint V.L.J. Litlhakanyane as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.4: Re-appoint K.D. Moroka as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.5: Re-appoint A.A. Ngcaba as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Grant authority to place shares under            ISSUER            YES             FOR                  FOR

the control of the Directors

PROPOSAL #7: Grant authority to issue shares for cash        ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the reduction in capital                      ISSUER            YES             FOR                  FOR

PROPOSAL #9: Amend the Share Incentive Scheme                      ISSUER            YES             FOR                  FOR

PROPOSAL #S.1: Grant authority to repurchase shares           ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the signature of documents                ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NHN CORP, SONGNAM

  TICKER:                  N/A                 CUSIP:   Y6347M103

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 11th financial statement and        ISSUER            YES         AGAINST           AGAINST

 the proposed disposition of retained earning

PROPOSAL #2: Election of Hyunsoon Do as a External            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3: Election of Hyunsoon Do as a Member of          ISSUER            YES             FOR                  FOR

Audit Committee

PROPOSAL #4: Approve the remuneration limit for the          ISSUER            YES         AGAINST           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NICE SYSTEMS LTD, RAANANA

  TICKER:                  N/A                 CUSIP:   M7494X101

  MEETING DATE:      7/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Elect Ron Gutler as a Member to the            ISSUER            YES             FOR                  FOR

Board of Directors of the Company until the next AGM

of the Company, effective immediately

PROPOSAL #1.B: Elect Joseph Atsmon as a Member to the        ISSUER            YES             FOR                  FOR

 Board of Directors of the Company until the next AGM

 of the Company, effective immediately

PROPOSAL #1.C: Elect Rimon Ben-Shaoul as a Member to         ISSUER            YES             FOR                  FOR

the Board of Directors of the Company until the next

AGM of the Company, effective immediately

PROPOSAL #1.D: Elect Yoseph Dauber as a Member to the        ISSUER            YES             FOR                  FOR

 Board of Directors of the Company until the next AGM

 of the Company, effective immediately

PROPOSAL #1.E: Elect John Hughes as a Member to the          ISSUER            YES             FOR                  FOR

Board of Directors of the Company until the next AGM

of the Company, effective immediately

PROPOSAL #1.F: Elect David Kostman as a Member to the        ISSUER            YES             FOR                  FOR

 Board of Directors of the Company until the next AGM

 of the Company, effective immediately

PROPOSAL #2.: Re-appoint Kost Forer Gabbay &                       ISSUER            YES             FOR                  FOR

Kasierer, CPA, a Member of Ernst & Young Global, as

the Company's Independent Auditors until the next AGM

 of the Company and authorize the Board of Directors

of the Company to fix their compensation in

accordance with the amount and nature of their

services, or to delegate such power to the Audit

Committee of the Company

PROPOSAL #3.: Approve the Company's audited annual            ISSUER             NO              N/A                  N/A

financial statements for the YE 31 DEC 2008

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NICE SYSTEMS LTD, RAANANA

  TICKER:                  N/A                 CUSIP:   M7494X101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appointment of R. Gutler as a                       ISSUER            YES             FOR                  FOR

officiating Director

PROPOSAL #1.2: Appointment of J. Atsmon as a                       ISSUER            YES             FOR                  FOR

officiating Director

PROPOSAL #1.3: Appointment of R. Ben-Shaul as a                 ISSUER            YES             FOR                  FOR

officiating Director

PROPOSAL #1.4: Appointment of J. Hughes as a                       ISSUER            YES             FOR                  FOR

officiating Director

PROPOSAL #1.5: Appointment of D. Kostman as a                     ISSUER            YES             FOR                  FOR

officiating Director

PROPOSAL #1.6: Appointment of J. Dauber as a                       ISSUER            YES             FOR                  FOR

officiating Director

PROPOSAL #2.1: Appointment of D. Falk as an External         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2: Appointment of Y. Dvir as an External         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.: Approve the annual issue during 4 years        ISSUER            YES         AGAINST           AGAINST

 of options with an exercise price equal to the

closing price on the day of issue, as Chairman -

22,500, Vice Chairman - 15,000, each Director - 7,500

PROPOSAL #4.: Approve to increase the special annual         ISSUER            YES             FOR                  FOR

payment to the Chairman to NIS 480,000

PROPOSAL #5.a: Approve the manner for submission of          ISSUER            YES             FOR                  FOR

Shareholders' request for inclusion of matters on the

 agenda of general meetings

PROPOSAL #5.b: Approve the authority to appoint more         ISSUER            YES             FOR                  FOR

than 2 External Directors

PROPOSAL #6.: Approve the text of D and O indemnity          ISSUER            YES             FOR                  FOR

undertaking [limited to 25% of shareholders' equity]

PROPOSAL #7.: Re-appointment of Accountant Auditors          ISSUER            YES             FOR                  FOR

and authorize the Board to determine their fees

PROPOSAL #8.: Approve the discussion of the financial        ISSUER            YES             FOR                  FOR

 statements and Directors' report for the year 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORTHAM PLATINUM (PTY) LTD

  TICKER:                  N/A                 CUSIP:   S56540156

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial statements        ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect M.E. Beckett as a Director, who          ISSUER            YES         AGAINST           AGAINST

retires in accordance with the provisions of Article

57 of the Company's Articles of Association

PROPOSAL #3.: Elect B.R. van Rooyen as a Director,            ISSUER            YES             FOR                  FOR

who retires in accordance with the provisions of

Article 57 of the Company's Articles of Association

PROPOSAL #4.: Elect P.L. Zim as a Director, who                 ISSUER            YES             FOR                  FOR

retires in accordance with the provisions of Article

57 of the Company's Articles of Association

PROPOSAL #5.: Elect C.K. Chabedi as a Director, who          ISSUER            YES             FOR                  FOR

retires at the forthcoming AGM in accordance with the

 provisions of Article 50 of the Company's Articles

of Association

PROPOSAL #6.: Elect A.R. Martin as a Director, who            ISSUER            YES             FOR                  FOR

retires at the forthcoming AGM in accordance with the

 provisions of Article 50 of the Company's Articles

of Association

PROPOSAL #7.: Elect MSMM Xayiya as a Director, who            ISSUER            YES             FOR                  FOR

retires at the forthcoming AGM in accordance with the

 provisions of Article 50 of the Company's Articles

of Association

PROPOSAL #8.: Approve to increase the Directors fees         ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Amend the Northam Share Scheme                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #S.1: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #S.2: Amend the Memorandum of Association             ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve the placement of unissued                ISSUER            YES         AGAINST           AGAINST

shares under the control of the Directors

PROPOSAL #11.: Approve the payments to shareholders           ISSUER            YES             FOR                  FOR

PROPOSAL #S.3: Approve the acquisition of the                     ISSUER            YES             FOR                  FOR

Companies own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOVATEK JT STK CO

  TICKER:                  N/A                 CUSIP:   669888109

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve several interrelated interested        ISSUER            YES         AGAINST           AGAINST

 party transactions [Loan agreements (Credit Facility

 Agreements/Credit Line Agreements)] subject to the

following terms and conditions: Borrower: Open Joint

Stock Company NOVATEK; Lender: Gazprombank [Open

Joint Stock Company]; Type of transactions: Loan

Agreements [Credit Facility Agreements/Credit Line

Agreements with limited debt/borrowing] whereby the

total number of transactions does not exceed 5; Total

 amount of borrowed funds: not more than RUB

30,000,000,000 or its equivalent in foreign currency

at the Russian Federation (RF) Central Bank rate as

at the date of signing the Loan Agreements; Maximum

loan amount under each Loan Agreement: not more than

RUB 15,000,000,000 or its equivalent in foreign

currency at the RF Central Bank rate as at the date

of signing the Loan Agreements; Interest on the loans

 granted under the Loan Agreements: not more than 12%

 per annum [on USD or Euro loans] and not more than

19% per annum [on RR loans]; Interest payment

procedure: Interest for a complete month of using the

 loan facility shall be paid by the Borrower monthly

on the last business day of the month, interest for

the first non-complete month of using the loan

facility [from the disbursement date to the last

calendar day of the month] shall be paid on the last

business day of that month, interest for the last

non-complete month of using the loan facility shall

be paid simultaneously with the loan repayment; Term

of each Loan Agreement: not more than 5 years from

the date of signing with an early repayment option;

Other material terms and conditions, in case the loan

 is provided in form of a credit line with limited

debt/borrowing: a fee for the undrawn part of the

credit line - not more than 0.5% per annum, the fee

on the undrawn part of the credit line is charged on

the outstanding limit of the credit line, the

outstanding limit of the credit line is determined as

 the difference between the debt limit under the

credit line and the amount of actual debt under the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOVATEK JT STK CO

  TICKER:                  N/A                 CUSIP:   669888109

  MEETING DATE:      10/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the interim dividend payment at        ISSUER            YES             FOR                  FOR

 RUB 1.00 for 1 half of FY 2009

PROPOSAL #2.: Approve the new edition of the Charter         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #3.: Approve the introduction of amendments         ISSUER            YES             FOR                  FOR

and addenda into the Provision on the Order of the

General Shareholders' Meeting

PROPOSAL #4.: Approve the introduction of amendments         ISSUER            YES         AGAINST           AGAINST

and addenda into the Provision on the Order of the

Board of Directors

PROPOSAL #5.: Approve the introduction of amendments         ISSUER            YES         AGAINST           AGAINST

and addenda into the Provision on the Order of the

Managing Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOVATEK JT STK CO

  TICKER:                  N/A                 CUSIP:   669888109

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the several interrelated                   ISSUER            YES             FOR                  FOR

interested party transactions

PROPOSAL #2.: Approve the several interrelated                   ISSUER            YES             FOR                  FOR

interested party transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOVATEK JT STK CO

  TICKER:                  N/A                 CUSIP:   669888109

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the Joint Stock Company [JSC]         ISSUER            YES             FOR                  FOR

Novatek's 2009 annual report, annual financial

statements, including the Company's Russian Statutory

 Accounting [RSA] profit and loss statement

PROPOSAL #1.2: Approve to pay a dividend for second          ISSUER            YES             FOR                  FOR

half of 2009 at RUB 1.75 per share, to determine the

size, schedule, form and procedure of paying

dividends [net of dividends in the amount of 1 ruble

per one ordinary share paid for first half 2009]

PROPOSAL #2: Amend the Clause 13, 13.1, 13.2 of the          ISSUER            YES             FOR                  FOR

regulation of JSC Novatek's Board of Directors

PROPOSAL #3: Approve the regulation on remuneration          ISSUER            YES             FOR                  FOR

and compensations payable to the Members of JSC

Novatek's Board of Directors

PROPOSAL #4.1: Election of Andrey Akimov as a Member         ISSUER            YES             FOR                  FOR

of the Revision Commission of JSC NOVATEK

PROPOSAL #4.2: Election of Burkhard Bergmann as a              ISSUER            YES             FOR                  FOR

Member of the Revision Commission of JSC NOVATEK

PROPOSAL #4.3: Election of Ruben Vardanian as a                 ISSUER            YES             FOR                  FOR

Member of the Revision Commission of JSC NOVATEK

PROPOSAL #4.4: Election of Mark Gyetvay as a Member          ISSUER            YES             FOR                  FOR

of the Revision Commission of JSC NOVATEK

PROPOSAL #4.5: Election of Vladimir Dmitriev as a              ISSUER            YES             FOR                  FOR

Member of the Revision Commission of JSC NOVATEK

PROPOSAL #4.6: Election of Leonid Mikhelson as a                ISSUER            YES             FOR                  FOR

Member of the Revision Commission of JSC NOVATEK

PROPOSAL #4.7: Election of Alexander Natalenko as a          ISSUER            YES             FOR                  FOR

Member of the Revision Commission of JSC NOVATEK

PROPOSAL #4.8: Election of Kirill Seleznev as a                 ISSUER            YES             FOR                  FOR

Member of the Revision Commission of JSC NOVATEK

PROPOSAL #4.9: Election of Gennady Timchenko as a              ISSUER            YES             FOR                  FOR

Member of the Revision Commission of JSC NOVATEK

PROPOSAL #5.1: Election of Maria Konovalova as a                ISSUER            YES             FOR                  FOR

Member of the Revision Commission of JSC Novatek

PROPOSAL #5.2: Election of Igor Ryaskov as a Member          ISSUER            YES             FOR                  FOR

of the Revision Commission of JSC Novatek

PROPOSAL #5.3: Election of Sergey Fomichev as a                 ISSUER            YES             FOR                  FOR

Member of the Revision Commission of JSC Novatek

PROPOSAL #5.4: Election of Nikolai Shulikin as a                ISSUER            YES             FOR                  FOR

Member of the Revision Commission of JSC Novatek

PROPOSAL #6: Appoint ZAO PricewaterhouseCoopers Audit        ISSUER            YES             FOR                  FOR

 as the Auditor of JSC Novatek for 2010

PROPOSAL #7.1: Approve to pay the members of JSC                ISSUER            YES             FOR                  FOR

Novatek's Board of Directors elected by the AGM of

shareholders of 27 MAY 2009 an additional

remuneration in the amount of 4,000,000 rubles each

PROPOSAL #7.2: Approve to pay the remuneration to the        ISSUER            YES             FOR                  FOR

 newly elected Members of JSC Novatek's Board of

Directors and compensate their expenses in the form

and in the amount set forth by the regulation on

remuneration and compensations payable to the Members

 of JSC Novatek's Board of Directors

PROPOSAL #8: Approve the remuneration to the Members         ISSUER            YES             FOR                  FOR

of JSC Novatek's Revision Commission during the

period of exercising their duties in the amount of

1,000,000 rubles each

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOVATEK MICROELECTRONICS CORP

  TICKER:                  N/A                 CUSIP:   Y64153102

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 5 per share

PROPOSAL #B.3: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOVOLIPETSK STEEL OJSC NLMK, LIPETSK

  TICKER:                  N/A                 CUSIP:   67011E204

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the Company's 2009 annual                ISSUER            YES             FOR                  FOR

report, annual financial statements, and distribution

 of profit for 2009 FY

PROPOSAL #1.2: Approve the final dividend for the              ISSUER            YES             FOR                  FOR

year 2009 of 0.22 rubles per ordinary share

PROPOSAL #2.1: Election of Oleg Vladimirovich BAGRIN         ISSUER            YES         AGAINST           AGAINST

as a Member of the Board of Directors of OJSC NLMK

PROPOSAL #2.2: Election of Bruno BOLFO as a Member of        ISSUER            YES         AGAINST           AGAINST

 the Board of Directors of OJSC NLMK

PROPOSAL #2.3: Election of Nikolay Alexeevich GAGARIN        ISSUER            YES         AGAINST           AGAINST

 as a Member of the Board of Directors of OJSC NLMK

PROPOSAL #2.4: Election of Karl DOERING as a Member          ISSUER            YES             FOR                  FOR

of the Board of Directors of OJSC NLMK

PROPOSAL #2.5: Election of Vladimir Sergeevich LISIN         ISSUER            YES         AGAINST           AGAINST

as a Member of the Board of Directors of OJSC NLMK

PROPOSAL #2.6: Election of Randolph REYNOLDS as a              ISSUER            YES         AGAINST           AGAINST

Member of the Board of Directors of OJSC NLMK

PROPOSAL #2.7: Election of Karen Robertovich SARKISOV        ISSUER            YES         AGAINST           AGAINST

 as a Member of the Board of Directors of OJSC NLMK

PROPOSAL #2.8: Election of Vladimir Nikolayevich                ISSUER            YES         AGAINST           AGAINST

SKOROKHODOV as a Member of the Board of Directors of

OJSC NLMK

PROPOSAL #2.9: Election of Igor Petrovich FYODOROV as        ISSUER            YES         AGAINST           AGAINST

 a Member of the Board of Directors of OJSC NLMK

PROPOSAL #3.: Election of Alexey Alexeevich LAPSHIN          ISSUER            YES             FOR                  FOR

as the President of the Company (Chairman of the

Management Board)

PROPOSAL #4.1: Election of Liudmila Vladimirovna                ISSUER            YES             FOR                  FOR

KLADIENKO as a Member to the Company's Internal Audit

 Commission

PROPOSAL #4.2: Election of Valery Serafimovich                   ISSUER            YES             FOR                  FOR

KULIKOV as a Member to the Company's Internal Audit

PROPOSAL #4.3: Election of Sergey Ivanovich                        ISSUER            YES             FOR                  FOR

NESMEYANOV as a Member to the Company's Internal

PROPOSAL #4.4: Election of Larisa Mikhailovna                     ISSUER            YES             FOR                  FOR

OVSIANNIKOVA as a Member to the Company's Internal

Audit Commission

PROPOSAL #4.5: Election of Galina Ivanovna SHIPILOVA         ISSUER            YES             FOR                  FOR

as a Member to the Company's Internal Audit Commission

PROPOSAL #5.1: Approve ZAO 'PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

Audit' as the Auditor of OJSC 'NLMK'

PROPOSAL #5.2: Appoint ZAO 'PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

Audit' to audit NLMK financial statements according

to the US GAAP

PROPOSAL #6.1: Approve the revised version of the              ISSUER            YES             FOR                  FOR

Charter of OJSC 'NLMK'

PROPOSAL #6.2: Approve the revised version of the              ISSUER            YES             FOR                  FOR

Regulations on the procedures for holding general

meeting of shareholders (GMS)

PROPOSAL #7.1: Approve the coking coal supply                     ISSUER            YES             FOR                  FOR

agreement between OJSC 'NLMK' (the Buyer) and

'Duferco SA'/Switzerland/(the Supplier)

PROPOSAL #7.2: Approve the iron ore supply agreement         ISSUER            YES             FOR                  FOR

between OJSC 'NLMK' (the Buyer) and its subsidiary

OJSC 'Stoilensky GOK' (the Supplier)

PROPOSAL #8.: Approve the payment of remuneration to         ISSUER            YES             FOR                  FOR

the Members of the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NTPC LTD

  TICKER:                  N/A                 CUSIP:   Y6206E101

  MEETING DATE:      9/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009, and the profit and

loss account for the FYE on that date together with

report of the Board of Directors and the Auditors

thereon

PROPOSAL #2.: Approve the payment of interim dividend        ISSUER            YES             FOR                  FOR

 and declare final dividend for the year 2008-09

PROPOSAL #3.: Re-appoint Shri. Chandan Roy as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri. R.K. Jain as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri. A.K. Singhal as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Shri. M.N. Buch as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Approve to fix their remuneration of            ISSUER            YES             FOR                  FOR

the Auditors

PROPOSAL #S.8: Amend, pursuant to the provisions of          ISSUER            YES             FOR                  FOR

Section 31 and other applicable provisions of the

Companies Act, 1956 or any amendment, modification or

 supersession thereof, the existing Article 61 and

Article 62 of the Articles of Association of the

Company as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  O A O TATNEFT

  TICKER:                  N/A                 CUSIP:   670831205

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report of the Company        ISSUER            YES             FOR                  FOR

 for the year 2009

PROPOSAL #2: Approve the annual financial statements,        ISSUER            YES             FOR                  FOR

 including profit and loss statements [profit and

loss account] of the Company for the 2009

PROPOSAL #3: Approve the distribution of net income          ISSUER            YES             FOR                  FOR

based on the financial statements of the Company for

2009 prepared under Russian Accounting Regulations;

the net income of the Company for 2009 under the said

 financial statements was 50.9 BLN Russian Rubles;

30% [approximately 15.3 BLN Russian Rubles] is

proposed to be paid as dividends to the shareholders,

 the remaining portion to be retained by the Company

to finance its capital expenditure and other expenses

PROPOSAL #4: Approve to pay dividends for the year            ISSUER            YES             FOR                  FOR

2009 in the amount of a) 656% of the nominal value

per OAO Tatneft preferred share; b) 656% of the

nominal value per OAO Tatneft ordinary share; to

determine that dividends shall be paid from 01 JUL

though 31 DEC 2010; dividend shall be paid in cash

PROPOSAL #5.1: Election of Shafagat Fahrazovich                 ISSUER            YES         AGAINST           AGAINST

TAKHAUTDINOV to the Board of Directors

PROPOSAL #5.2: Election of Radik Raufovich                          ISSUER            YES         AGAINST           AGAINST

GAIZATULLIN to the Board of Directors

PROPOSAL #5.3: Election of Sushovan GHOSH to the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.4: Election of Nail Gabdulbarievich                 ISSUER            YES         AGAINST           AGAINST

IBRAGIMOV to the Board of Directors

PROPOSAL #5.5: Election of Rais Salikhovich KHISAMOV         ISSUER            YES         AGAINST           AGAINST

to the Board of Directors

PROPOSAL #5.6: Election of Vladimir Pavlovich                     ISSUER            YES         AGAINST           AGAINST

LAVUSHCHENKO to the Board of Directors

PROPOSAL #5.7: Election of Nail Ulfatovich MAGANOV to        ISSUER            YES         AGAINST           AGAINST

 the Board of Directors

PROPOSAL #5.8: Election of Renat Halliulovich                     ISSUER            YES         AGAINST           AGAINST

MUSLIMOV to the Board of Directors

PROPOSAL #5.9: Election of Renat Kasimovich SABIROV          ISSUER            YES         AGAINST           AGAINST

to the Board of Directors

PROPOSAL #5.10: Election of Valery Yurievich SOROKIN         ISSUER            YES         AGAINST           AGAINST

to the Board of Directors

PROPOSAL #5.11: Election of Mirgazian Zakievich                 ISSUER            YES         AGAINST           AGAINST

TAZIEV to the Board of Directors

PROPOSAL #5.12: Election of Azat Kiyamovich KHAMAEV          ISSUER            YES         AGAINST           AGAINST

to the Board of Directors

PROPOSAL #5.13: Election of Maria Leonidovna                       ISSUER            YES             FOR                  FOR

VOSKRESENSKAYA to the Board of Directors

PROPOSAL #5.14: Election of David William WAYGOOD to         ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #6.1: Election of Tamara Mikhailovna VILKOVA        ISSUER            YES             FOR                  FOR

 as a member to the Audit Commission

PROPOSAL #6.2: Election of Nazilya Faizrakhmanovna            ISSUER            YES             FOR                  FOR

GALIEVA as a member to the Audit Commission

PROPOSAL #6.3: Election of Ferdinand Rinatovich                 ISSUER            YES             FOR                  FOR

GALIULLIN as a member to the Audit Commission

PROPOSAL #6.4: Election of Venera Gibadullovna                   ISSUER            YES             FOR                  FOR

KUZMINA as a member to the Audit Commission

PROPOSAL #6.5: Election of Nikolai Kuzmich LAPIN as a        ISSUER            YES             FOR                  FOR

 member to the Audit Commission

PROPOSAL #6.6: Election of Liliya Rafaelovna                       ISSUER            YES             FOR                  FOR

RAKHIMZYANOVA as a member to the Audit Commission

PROPOSAL #6.7: Election of Alfiya Azgarovna SINEGAEVA        ISSUER            YES             FOR                  FOR

 as a member to the Audit Commission

PROPOSAL #6.8: Election of Ravil Anasovich                          ISSUER            YES             FOR                  FOR

SHARIFULLIN as a member to the Audit Commission

PROPOSAL #7.: Approve ZAO Energy Consulting Audit as         ISSUER            YES             FOR                  FOR

the External Auditor of OAO Tatneft to conduct

statutory audit of the annual financial statements

for 2010 prepared under Russian Accounting Standards

for the term of 1 year

PROPOSAL #8.: Approve to introduce amendments and              ISSUER            YES             FOR                  FOR

modifications to the Charter of OAO Tatneft and to

the regulation on the general shareholders' meeting

of OAO Tatneft

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  O A O TATNEFT

  TICKER:                  N/A                 CUSIP:   X89366102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report                                ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the balance sheet, profit and          ISSUER            YES             FOR                  FOR

loss statement

PROPOSAL #3.: Approve the profit and loss distribution      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the dividend payment at RUB              ISSUER            YES             FOR                  FOR

6.56 per ordinary share and RUB 6.56 per preferred

share for the year 2009

PROPOSAL #5.: Election of the Board of Directors                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Election of Audit Commission                           ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Approve and External Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the new edition of the charter         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #9.: Approve the new edition of the                       ISSUER            YES             FOR                  FOR

provision on the general shareholders meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OAO GAZPROM

  TICKER:                  OGZPY             CUSIP:   368287207

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVE THE ANNUAL REPORT OF OAO                   ISSUER            YES             FOR                  FOR

GAZPROM FOR 2009.

PROPOSAL #02: APPROVE THE ANNUAL ACCOUNTING                        ISSUER            YES             FOR                  FOR

STATEMENTS, INCLUDING THE PROFIT AND LOSS REPORT OF

THE COMPANY BASED ON THE RESULTS OF 2009.

PROPOSAL #03: APPROVE THE DISTRIBUTION OF PROFIT OF          ISSUER            YES             FOR                  FOR

THE COMPANY BASED ON THE RESULTS OF 2009.

PROPOSAL #04: APPROVE THE AMOUNT OF, TIME FOR AND              ISSUER            YES             FOR                  FOR

FORM OF PAYMENT OF ANNUAL DIVIDENDS ON THE COMPANY'S

SHARES THAT HAVE BEEN PROPOSED BY THE BOARD OF

DIRECTORS OF THE COMPANY.

PROPOSAL #05: APPROVE CLOSED JOINT STOCK COMPANY                ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS AUDIT AS THE COMPANY'S

EXTERNAL AUDITOR.

PROPOSAL #06: APPROVE AMENDMENTS TO THE CHARTER OF            ISSUER            YES             FOR                  FOR

OAO GAZPROM

PROPOSAL #07: APPROVE AMENDMENTS TO THE REGULATION ON        ISSUER            YES             FOR                  FOR

 THE GENERAL SHAREHOLDERS' MEETING OF OAO GAZPROM.

PROPOSAL #08: PAY REMUNERATION TO MEMBERS OF THE                ISSUER            YES         AGAINST           AGAINST

BOARD OF DIRECTORS IN THE AMOUNTS RECOMMENDED BY THE

BOARD OF DIRECTORS OF THE COMPANY.

PROPOSAL #09: PAY REMUNERATION TO MEMBERS OF THE                ISSUER            YES             FOR                  FOR

AUDIT COMMISSION IN THE AMOUNTS RECOMMENDED BY THE

BOARD OF DIRECTORS OF THE COMPANY.

PROPOSAL #G1: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCKCOMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) REGARDING RECEIPT BY OAO GAZPROM OF CASH IN

 THE MAXIMUM AMOUNT OF 500 MILLION U.S. DOLLARS OR

ITS EQUIVALENT IN RUBLES OR EUROS, FOR A TERM OF UP

TO AND INCLUDING 5 YEARS, WITH INTEREST FOR USING THE

 LOANS TO BE PAID AT A RATE NOT EXCEEDING 12% PER

ANNUM IN THE CASE OF LOANS IN U.S. DOLLARS / EUROS,

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #G2: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA OAO

REGARDING RECEIPT BY OAO GAZPROM OF CASH IN THE

MAXIMUM AMOUNT OF 1.5 BILLION U.S. DOLLARS OR ITS

EQUIVALENT IN RUBLES OR EUROS, FOR A TERM OF UP TO

AND INCLUDING 5 YEARS, WITH INTEREST FOR USING THE

LOANS TO BE PAID AT A RATE NOT EXCEEDING 12% PER

ANNUM IN THE CASE OF LOANS IN U.S. DOLLARS / EUROS,

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #G3: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO BANK VTB REGARDING

RECEIPT BY OAO GAZPROM OF CASH IN THE MAXIMUM AMOUNT

OF 1 BILLION U.S. DOLLARS OR ITS EQUIVALENT IN RUBLES

 OR EUROS, FOR A TERM OF UP TO AND INCLUDING 5 YEARS,

 WITH INTEREST FOR USING THE LOANS TO BE PAID AT A

RATE NOT EXCEEDING 12% PER ANNUM IN THE CASE OF LOANS

 IN U.S. DOLLARS / EUROS, ALL AS MORE FULLY DESCRIBED

 IN THE PROXY STATEMENT.

PROPOSAL #11A: ELECTION OF DIRECTOR: AKIMOV ANDREI            ISSUER            YES         AGAINST           AGAINST

IGOREVICH

PROPOSAL #11B: ELECTION OF DIRECTOR: ANANENKOV                   ISSUER            YES         AGAINST           AGAINST

ALEKSANDR GEORGIEVICH

PROPOSAL #11C: ELECTION OF DIRECTOR: BERGMANN                     ISSUER            YES         AGAINST           AGAINST

BURCKHARD

PROPOSAL #11D: ELECTION OF DIRECTOR: GAZIZULLIN FARIT        ISSUER            YES         AGAINST           AGAINST

 RAFIKOVICH

PROPOSAL #11E: ELECTION OF DIRECTOR: GUSAKOV VLADIMIR        ISSUER            YES         AGAINST           AGAINST

 ANATOLIEVICH

PROPOSAL #11F: ELECTION OF DIRECTOR: ZUBKOV VIKTOR            ISSUER            YES         AGAINST           AGAINST

ALEKSEEVICH

PROPOSAL #11G: ELECTION OF DIRECTOR: KARPEL ELENA              ISSUER            YES         AGAINST           AGAINST

EVGENIEVNA

PROPOSAL #11H: ELECTION OF DIRECTOR: MAKAROV ALEKSEI         ISSUER            YES         AGAINST           AGAINST

ALEKSANDROVICH

PROPOSAL #11I: ELECTION OF DIRECTOR: MILLER ALEKSEI          ISSUER            YES         AGAINST           AGAINST

BORISOVICH

PROPOSAL #11J: ELECTION OF DIRECTOR: MUSIN VALERY              ISSUER            YES             FOR               AGAINST

ABRAMOVICH

PROPOSAL #11K: ELECTION OF DIRECTOR: NABIULLINA                 ISSUER            YES         AGAINST           AGAINST

ELVIRA SAKHIPZADOVNA

PROPOSAL #11L: ELECTION OF DIRECTOR: NIKOLAEV VIKTOR         ISSUER            YES         AGAINST           AGAINST

VASILIEVICH

PROPOSAL #11M: ELECTION OF DIRECTOR: RUSAKOVA VLADA          ISSUER            YES         AGAINST           AGAINST

VILORIKOVNA

PROPOSAL #11N: ELECTION OF DIRECTOR: SEREDA MIKHAIL          ISSUER            YES         AGAINST           AGAINST

LEONIDOVICH

PROPOSAL #11O: ELECTION OF DIRECTOR: FORTOV VLADIMIR         ISSUER            YES         AGAINST           AGAINST

EVGENIEVICH

PROPOSAL #11P: ELECTION OF DIRECTOR: SHMATKO SERGEI          ISSUER            YES         AGAINST           AGAINST

IVANOVICH

PROPOSAL #11Q: ELECTION OF DIRECTOR: YUSUFOV IGOR              ISSUER            YES         AGAINST           AGAINST

KHANUKOVICH

PROPOSAL #J1: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES             FOR               AGAINST

COMMISSION OF OAO GAZPROM: ARKHIPOV DMITRY

PROPOSAL #J2: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES         AGAINST           AGAINST

COMMISSION OF OAO GAZPROM: BELOBROV ANDREI VIKTOROVICH

PROPOSAL #J3: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES             FOR               AGAINST

COMMISSION OF OAO GAZPROM: BIKULOV VADIM KASYMOVICH

PROPOSAL #J4: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES             FOR               AGAINST

COMMISSION OF OAO GAZPROM: KOBZEV ANDREI NIKOLAEVICH

PROPOSAL #J5: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES             FOR               AGAINST

COMMISSION OF OAO GAZPROM: LOBANOVA NINA VLADISLAVOVNA

PROPOSAL #J6: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES         AGAINST           AGAINST

COMMISSION OF OAO GAZPROM: LOGUNOV DMITRY SERGEYEVICH

PROPOSAL #J7: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES         AGAINST           AGAINST

COMMISSION OF OAO GAZPROM: NOSOV YURY STANISLAVOVICH

PROPOSAL #J8: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES         AGAINST           AGAINST

COMMISSION OF OAO GAZPROM: PESOTSKY KONSTANTIN

PROPOSAL #J9: ELECT THE PERSON TO THE AUDIT                        ISSUER            YES         AGAINST           AGAINST

COMMISSION OF OAO GAZPROM: SALEKHOV MARAT KHASANOVICH

PROPOSAL #J10: ELECT THE PERSON TO THE AUDIT                       ISSUER            YES             FOR               AGAINST

COMMISSION OF OAO GAZPROM: TIKHONOVA MARIA GENNADIEVNA

PROPOSAL #J11: ELECT THE PERSON TO THE AUDIT                       ISSUER            YES         AGAINST           AGAINST

COMMISSION OF OAO GAZPROM: YUGOV ALEKSANDR SERGEYEVICH

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OAO GAZPROM

  TICKER:                  OGZPY             CUSIP:   368287207

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #04: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND STATE CORPORATION BANK FOR

DEVELOPMENT AND FOREIGN ECONOMIC AFFAIRS

(VNESHECONOMBANK) REGARDING RECEIPT BY OAO GAZPROM OF

 CASH IN THE MAXIMUM AMOUNT OF 6 BILLION U.S. DOLLARS

 OR ITS EQUIVALENT IN RUBLES OR EUROS, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #05: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM:

TRANSACTIONS BETWEEN OAO GAZPROM AND GAZPROMBANK

(OPEN JOINT STOCK COMPANY) ENTERED INTO UNDER THE

LOAN FACILITY AGREEMENT BETWEEN OAO GAZPROM AND THE

BANK, INVOLVING RECEIPT BY OAO GAZPROM OF CASH IN THE

 MAXIMUM AMOUNT OF 25 BILLION RUBLES, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #06: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM:

TRANSACTIONS BETWEEN OAO GAZPROM AND SBERBANK OF

RUSSIA OAO ENTERED INTO UNDER THE LOAN FACILITY

AGREEMENT BETWEEN OAO GAZPROM AND THE BANK, INVOLVING

 RECEIPT BY OAO GAZPROM OF CASH IN THE MAXIMUM AMOUNT

 OF 17 BILLION RUBLES, ALL AS MORE FULLY DESCRIBED IN

PROPOSAL #07: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM:

TRANSACTIONS BETWEEN OAO GAZPROM AND ZAO

GAZENERGOPROMBANK ENTERED INTO UNDER THE LOAN

FACILITY AGREEMENT BETWEEN OAO GAZPROM AND THE BANK,

INVOLVING RECEIPT BY OAO GAZPROM OF CASH IN THE

MAXIMUM AMOUNT OF 100 MILLION U.S. DOLLARS, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #08: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM:

TRANSACTIONS BETWEEN OAO GAZPROM AND OAO BANK VTB,

ENTERED INTO UNDER THE LOAN FACILITY AGREEMENT

BETWEEN OAO GAZPROM AND THE BANK, INVOLVING RECEIPT

BY OAO GAZPROM OF CASH IN THE MAXIMUM AMOUNT OF 5

BILLION RUBLES, ALL AS MORE FULLY DESCRIBED IN THE

PROPOSAL #09: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) PURSUANT TO WHICH GAZPROMBANK (OPEN JOINT

STOCK COMPANY) WILL ACCEPT AND CREDIT, UPON THE TERMS

 AND CONDITIONS ANNOUNCED BY THE BANK, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #10: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA OAO, ZAO

GAZENERGOPROMBANK AND OAO BANK VTB PURSUANT TO WHICH

THE BANKS WILL ACCEPT AND CREDIT, UPON THE TERMS AND

CONDITIONS ANNOUNCED BY THE BANKS, CASH TRANSFERRED

TO ACCOUNTS OPENED IN OAO GAZPROM'S NAME AND CONDUCT

OPERATIONS THROUGH THE ACCOUNTS IN ACCORDANCE WITH

OAO GAZPROM'S INSTRUCTIONS.

PROPOSAL #11: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY), SBERBANK OF RUSSIA OAO, ZAO

GAZENERGOPROMBANK AND OAO BANK VTB, PURSUANT TO WHICH

 THE BANKS WILL PROVIDE SERVICES TO OAO GAZPROM

MAKING USE OF ELECTRONIC PAYMENTS SYSTEM OF THE

RESPECTIVE BANK, INCLUDING RECEIPT FROM OAO GAZPROM

OF ELECTRONIC PAYMENT DOCUMENTS FOR EXECUTING PAYMENT

 OPERATIONS THROUGH THE ACCOUNTS.

PROPOSAL #12: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: FOREIGN

CURRENCY PURCHASE/SALE TRANSACTIONS BETWEEN OAO

GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK COMPANY) TO

 BE ENTERED INTO UNDER THE GENERAL AGREEMENT ON THE

CONDUCT OF CONVERSION OPERATIONS NO. 3446 BETWEEN OAO

 GAZPROM AND THE BANK DATED SEPTEMBER 12, 2006, IN

THE MAXIMUM AMOUNT OF 500 MILLION U.S. DOLLARS OR ITS

 EQUIVALENT IN RUBLES, EUROS OR OTHER CURRENCY FOR

EACH TRANSACTION.

PROPOSAL #13: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) PURSUANT TO WHICH OAO GAZPROM WILL ISSUE

SURETYSHIPS TO SECURE PERFORMANCE BY OAO GAZPROM'S

SUBSIDIARY COMPANIES OF THEIR OBLIGATIONS TO

GAZPROMBANK (OPEN JOINT STOCK COMPANY) WITH RESPECT

TO THE BANK'S GUARANTEES ISSUED TO THE RUSSIAN

FEDERATION'S TAX AUTHORITIES, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #14: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA OAO

PURSUANT TO WHICH OAO GAZPROM WILL ISSUE SURETYSHIPS

TO SECURE PERFORMANCE BY OAO GAZPROM'S SUBSIDIARY

COMPANIES OF THEIR OBLIGATIONS TO SBERBANK OF RUSSIA

OAO WITH RESPECT TO THE BANK'S GUARANTEES ISSUED TO

THE RUSSIAN FEDERATION'S TAX AUTHORITIES IN

CONNECTION WITH THE SUBSIDIARY COMPANIES CHALLENGING

SUCH TAX AUTHORITIES' CLAIMS IN COURT.

PROPOSAL #15: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) PURSUANT TO WHICH OAO GAZPROM WILL ISSUE

SURETYSHIPS TO SECURE PERFORMANCE BY OAO GAZPROM'S

SUBSIDIARY COMPANIES OF THEIR OBLIGATIONS TO

GAZPROMBANK (OPEN JOINT STOCK COMPANY) WITH RESPECT

TO THE BANK'S GUARANTEES ISSUED TO THE RUSSIAN

FEDERATION'S TAX AUTHORITIES, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #16: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENT

BETWEEN OAO GAZPROM AND BANK SOCIETE GENERALE

PURSUANT TO WHICH OAO GAZPROM UNDERTAKES TO BANK

SOCIETE GENERALE TO SECURE PERFORMANCE BY OOO GAZPROM

 EXPORT OF ITS OBLIGATIONS UNDER A DIRECT CONTRACT IN

 CONNECTION WITH THE GAS TRANSPORTATION AGREEMENT

BETWEEN NORD STREAM AG AND OOO GAZPROM EXPORT, ALL AS

 MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #17: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO BELTRANSGAZ PURSUANT TO

WHICH OAO GAZPROM WILL GRANT OAO BELTRANSGAZ

TEMPORARY POSSESSION AND USE OF THE FACILITIES OF THE

 YAMAL-EUROPE TRUNK GAS PIPELINE SYSTEM AND THE

RELATED SERVICE EQUIPMENT THAT ARE SITUATED IN THE

TERRITORY OF THE REPUBLIC OF BELARUS FOR A PERIOD NOT

 EXCEEDING 12 MONTHS, ALL AS MORE FULLY DESCRIBED IN

THE PROXY STATEMENT.

PROPOSAL #18: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS PURSUANT TO

WHICH OAO GAZPROM WILL GRANT OOO GAZPROMTRANS

TEMPORARY POSSESSION AND USE OF THE INFRASTRUCTURE

FACILITIES OF THE RAILWAY STATIONS OF THE SURGUTSKIY

CONDENSATE STABILIZATION PLANT, SERNAYA RAILWAY

STATION AND TVYORDAYA SERA RAILWAY STATION, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #19: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZPROM NEFT ORENBURG

PURSUANT TO WHICH OAO GAZPROM WILL GRANT ZAO GAZPROM

NEFT ORENBURG TEMPORARY POSSESSION AND USE OF THE

WELLS, DOWNHOLE AND ABOVE-GROUND WELL EQUIPMENT

WITHIN THE EASTERN SEGMENT OF THE ORENBURGSKOYE OIL

AND GAS-CONDENSATE FIELD FOR A PERIOD NOT EXCEEDING

12 MONTHS, ALL AS MORE FULLY DESCRIBED IN THE PROXY

PROPOSAL #20: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO LAZURNAYA PURSUANT TO

WHICH OAO GAZPROM WILL GRANT OAO LAZURNAYA TEMPORARY

POSSESSION AND USE OF THE PROPERTY OF THE FIRST AND

SECOND UNITS OF THE LAZURNAYA PEAK HOTEL COMPLEX

SITUATED IN THE CITY OF SOCHI, FOR A PERIOD NOT

EXCEEDING 12 MONTHS AND OAO LAZURNAYA WILL MAKE

PAYMENT FOR USING SUCH PROPERTY IN THE MAXIMUM AMOUNT

 OF 83.4 MILLION RUBLES.

PROPOSAL #21: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND DOAO TSENTRENERGOGAZ OF OAO

GAZPROM PURSUANT TO WHICH OAO GAZPROM WILL GRANT DOAO

 TSENTRENERGOGAZ OF OAO GAZPROM TEMPORARY POSSESSION

AND USE OF THE BUILDING AND EQUIPMENT OF THE REPAIR

AND MACHINING SHOP AT THE HOME BASE OF THE OIL AND

GAS PRODUCTION DEPARTMENT FOR THE ZAPOLYARNOYE GAS-

OIL-CONDENSATE FIELD, ALL AS MORE FULLY DESCRIBED IN

THE PROXY STATEMENT.

PROPOSAL #22: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO TSENTRGAZ PURSUANT TO

WHICH OAO GAZPROM WILL GRANT OAO TSENTRGAZ TEMPORARY

POSSESSION AND USE OF THE FACILITIES OF A

PREVENTATIVE CLINIC SITUATED IN THE TULA REGION,

SHCHEKINSKY DISTRICT, TOWNSHIP OF GRUMANT, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #23: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ PURSUANT

TO WHICH OAO GAZPROM WILL GRANT OAO GAZPROM PROMGAZ

TEMPORARY POSSESSION AND USE OF EXPERIMENTAL

PROTOTYPES OF GAS-USING EQUIPMENT (SELF-CONTAINED

MODULAR BOILER INSTALLATION, RECUPERATIVE AIR HEATER,

 MINI-BOILER UNIT, RADIANT PANEL HEATING SYSTEM, U-

SHAPED RADIANT TUBE, ALL AS MORE FULLY DESCRIBED IN

THE PROXY STATEMENT.

PROPOSAL #24: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) PURSUANT TO WHICH OAO GAZPROM WILL GRANT

GAZPROMBANK (OPEN JOINT STOCK COMPANY) TEMPORARY

POSSESSION AND USE OF THE NON-RESIDENTIAL PREMISES IN

 A BUILDING THAT ARE SITUATED AT 31 LENINA STREET,

YUGORSK, TYUMEN REGION AND ARE USED TO HOUSE A BRANCH

 OF GAZPROMBANK (OPEN JOINT STOCK COMPANY), ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #25: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SALAVATNEFTEORGSINTEZ

PURSUANT TO WHICH OAO GAZPROM WILL GRANT OAO

SALAVATNEFTEORGSINTEZ TEMPORARY POSSESSION AND USE OF

 THE GAS CONDENSATE PIPELINE RUNNING FROM THE

KARACHAGANAKSKOYE GAS CONDENSATE FIELD TO THE

ORENBURG GAS REFINERY FOR A PERIOD NOT EXCEEDING 12

MONTHS, ALL AS MORE FULLY DESCRIBED IN THE PROXY

PROPOSAL #26: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO VOSTOKGAZPROM PURSUANT TO

 WHICH OAO GAZPROM WILL GRANT OAO VOSTOKGAZPROM

TEMPORARY POSSESSION AND USE OF M-468R SPECIAL-

PURPOSE COMMUNICATIONS INSTALLATION, AS WELL AS THE

SOFTWARE AND HARDWARE SOLUTIONS SYSTEM FOR MANAGING

OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT OAO

VOSTOKGAZPROM LEVEL (ERP), OAO GAZPROM LONG-TERM

INVESTMENTS REPORTING AND ANALYSIS SYSTEM (LTIAA).

PROPOSAL #27: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROM EXPORT PURSUANT

TO WHICH OAO GAZPROM WILL GRANT OOO GAZPROM EXPORT

TEMPORARY POSSESSION AND USE OF AN M-468R SPECIAL-

PURPOSE COMMUNICATIONS INSTALLATION, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #28: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM NEFT PURSUANT TO

WHICH OAO GAZPROM WILL GRANT OAO GAZPROM NEFT

TEMPORARY POSSESSION AND USE OF AN M-468R SPECIAL-

PURPOSE COMMUNICATIONS INSTALLATION, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #29: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM SPACE SYSTEMS

PURSUANT TO WHICH OAO GAZPROM WILL GRANT OAO GAZPROM

SPACE SYSTEMS TEMPORARY POSSESSION AND USE OF

SOFTWARE AND HARDWARE SOLUTIONS SYSTEM FOR MANAGING

OAO GAZPROM'S PROPERTY, ALL AS MORE FULLY DESCRIBED

IN THE PROXY STATEMENT.

PROPOSAL #30: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO YAMALGAZINVEST PURSUANT

TO WHICH OAO GAZPROM WILL GRANT ZAO YAMALGAZINVEST

TEMPORARY POSSESSION AND USE OF THE SOFTWARE AND

HARDWARE SOLUTIONS SYSTEM FOR MANAGING OAO GAZPROM'S

PROPERTY AND OTHER ASSETS AT ZAO YAMALGAZINVEST LEVEL

 (ERP) AND ELECTRONIC ARCHIVE MODULE AT ZAO

YAMALGAZINVEST LEVEL, ALL AS MORE FULLY DESCRIBED IN

THE PROXY STATEMENT.

PROPOSAL #31: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZPROM INVEST YUG,

PURSUANT TO WHICH OAO GAZPROM WILL GRANT ZAO GAZPROM

INVEST YUG TEMPORARY POSSESSION AND USE OF THE ERP

SOFTWARE AND EQUIPMENT COMPLEX SYSTEM FOR MANAGING

OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT ZAO

GAZPROM INVEST YUG LEVEL (ERP) FOR A PERIOD NOT

EXCEEDING 12 MONTHS, ALL AS MORE FULLY DESCRIBED IN

THE PROXY STATEMENT.

PROPOSAL #32: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ, PURSUANT

TO WHICH OAO GAZPROM WILL GRANT OOO MEZHREGIONGAZ

TEMPORARY POSSESSION AND USE OF THE SOFTWARE AND

HARDWARE SOLUTIONS SYSTEM FOR MANAGING OAO GAZPROM'S

PROPERTY AND OTHER ASSETS AT OOO MEZHREGIONGAZ LEVEL

(ERP), ALL AS MORE FULLY DESCRIBED IN THE PROXY

STATEMENT.

PROPOSAL #33: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ, PURSUANT TO WHICH

OAO GAZPROM WILL GRANT OAO SOGAZ TEMPORARY POSSESSION

 AND USE OF THE SOFTWARE AND HARDWARE SOLUTIONS

SYSTEM FOR MANAGING OAO GAZPROM'S PROPERTY AND OTHER

ASSETS AT OAO SOGAZ LEVEL (ERP) AND ELECTRONIC

ARCHIVE MODULE AT OAO INSURANCE COMPANY OF GAS

INDUSTRY (SOGAZ) LEVEL, ALL AS MORE FULLY DESCRIBED

IN THE PROXY STATEMENT.

PROPOSAL #34: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROM KOMPLEKTATSIYA

PURSUANT TO WHICH OAO GAZPROM WILL GRANT OOO GAZPROM

KOMPLEKTATSIYA TEMPORARY POSSESSION AND USE OF THE

SOFTWARE AND HARDWARE SOLUTIONS SYSTEM FOR MANAGING

OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT OOO

GAZPROM KOMPLEKTATSIYA LEVEL (ERP), OAO GAZPROM LONG-

TERM INVESTMENTS REPORTING AND ANALYSIS SYSTEM

PROPOSAL #35: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZTELECOM PURSUANT TO

WHICH OAO GAZPROM WILL GRANT ZAO GAZTELECOM TEMPORARY

 POSSESSION AND USE OF COMMUNICATIONS FACILITIES

COMPRISED OF BUILDINGS, COMMUNICATIONS LINES,

COMMUNICATIONS NETWORKS, CABLE DUCT SYSTEMS AND

EQUIPMENT, WHICH ARE LOCATED IN THE CITY OF MOSCOW,

THE CITY OF MALOYAROSLAVETS, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #36: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROMREGIONGAZ PURSUANT

 TO WHICH OAO GAZPROM WILL GRANT OAO GAZPROMREGIONGAZ

 TEMPORARY POSSESSION AND USE OF THE PROPERTY COMPLEX

 OF THE GAS DISTRIBUTION SYSTEM, COMPRISED OF

FACILITIES DESIGNED TO TRANSPORT AND SUPPLY DIRECTLY

TO CONSUMERS (GAS OFFTAKING PIPELINES, GAS

DISTRIBUTION PIPELINES, ALL AS MORE FULLY DESCRIBED

IN THE PROXY STATEMENT.

PROPOSAL #37: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO DRUZHBA PURSUANT TO WHICH

 OAO GAZPROM WILL GRANT OAO DRUZHBA TEMPORARY

POSSESSION AND USE OF THE FACILITIES OF DRUZHBA

VACATION CENTER (HOTELS, EFFLUENT TREATMENT

FACILITIES, TRANSFORMER SUBSTATIONS, ENTRANCE

CHECKPOINTS, COTTAGES, UTILITY NETWORKS, METAL

FENCES, PARKING AREAS, PONDS, ROADS, PEDESTRIAN

CROSSINGS, SITES, SEWAGE PUMPING STATION, ALL AS MORE

 FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #38: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) PURSUANT TO WHICH THE BANK, ACTING AS A

CUSTOMS BROKER, WILL ISSUE GUARANTEES TO THE RUSSIAN

FEDERATION'S CUSTOMS AUTHORITIES IN RESPECT OF OAO

GAZPROM'S OBLIGATIONS TO PAY CUSTOMS PAYMENTS AND

EVENTUAL INTEREST AND PENALTIES, IN THE MAXIMUM

AMOUNT OF 50 MILLION RUBLES, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #39: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK

 COMPANY) PURSUANT TO WHICH THE BANK, ACTING AS A

CUSTOMS BROKER, WILL ISSUE GUARANTEES TO THE RUSSIAN

FEDERATION'S CUSTOMS AUTHORITIES IN RESPECT OF OAO

GAZPROM'S OBLIGATIONS TO PAY CUSTOMS PAYMENTS AND

EVENTUAL INTEREST AND PENALTIES, IN A MAXIMUM AMOUNT

EQUIVALENT TO 1 MILLION EUROS, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #40: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ, PURSUANT

TO WHICH OAO GAZPROM UNDERTAKES, ACTING ON BEHALF OF

OOO MEZHREGIONGAZ AND AT ITS INSTRUCTIONS, TO DECLARE

 FOR CUSTOMS PURPOSES THE NATURAL GAS TRANSPORTED BY

PIPELINE ACROSS THE CUSTOMS BORDER OF THE RUSSIAN

FEDERATION, AND OOO MEZHREGIONGAZ UNDERTAKES TO PAY

FOR SUCH SERVICES IN THE AMOUNT NOT EXCEEDING 3,000

RUBLES PER CARGO CUSTOMS DECLARATION.

PROPOSAL #41: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO NOVATEK, PURSUANT TO

WHICH OAO GAZPROM UNDERTAKES, ACTING ON BEHALF OF OAO

 NOVATEK AND AT ITS INSTRUCTIONS, TO DECLARE FOR

CUSTOMS PURPOSES THE NATURAL GAS TRANSPORTED BY

PIPELINE ACROSS THE CUSTOMS BORDER OF THE RUSSIAN

FEDERATION, AND OAO NOVATEK UNDERTAKES TO PAY FOR

SUCH SERVICES IN THE AMOUNT NOT EXCEEDING 1.58 RUBLES

 PER 1 THOUSAND CUBIC METERS OF NATURAL GAS.

PROPOSAL #42: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO

 WHICH OAO GAZPROM WILL DELIVER AND OOO MEZHREGIONGAZ

 WILL ACCEPT (TAKE OFF) GAS IN THE AMOUNT NOT

EXCEEDING 300 BILLION CUBIC METERS, DELIVERABLE ON A

MONTHLY BASIS, AND WILL PAY FOR THE GAS AN AGGREGATE

MAXIMUM AMOUNT OF 992 BILLION RUBLES.

PROPOSAL #43: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO

 WHICH OOO MEZHREGIONGAZ UNDERTAKES, ACTING ON OAO

GAZPROM'S INSTRUCTIONS AND FOR A TOTAL FEE NOT

EXCEEDING 252.23 MILLION RUBLES, IN ITS OWN NAME, ALL

 AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #44: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO

 WHICH OOO MEZHREGIONGAZ WILL DELIVER AND OAO GAZPROM

 WILL ACCEPT (TAKE OFF) GAS BOUGHT BY OOO

MEZHREGIONGAZ FROM INDEPENDENT ENTITIES IN THE AMOUNT

 NOT EXCEEDING 11.25 BILLION CUBIC METERS AND WILL

PAY FOR THE GAS AN AGGREGATE MAXIMUM AMOUNT OF 39.98

PROPOSAL #45: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROM EXPORT PURSUANT

TO WHICH OOO GAZPROM EXPORT UNDERTAKES, ACTING ON OAO

 GAZPROM'S INSTRUCTIONS AND FOR A TOTAL FEE NOT

EXCEEDING 70 MILLION RUBLES, IN ITS OWN NAME, BUT FOR

 OAO GAZPROM'S ACCOUNT, TO ACCEPT LIQUID HYDROCARBONS

 OWNED BY OAO GAZPROM, INCLUDING CRUDE OIL, GAS

CONDENSATE AND REFINED PRODUCTS, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #46: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO NORTHGAS, PURSUANT TO

WHICH ZAO NORTHGAS WILL DELIVER AND OAO GAZPROM WILL

ACCEPT (TAKE OFF) GAS IN THE AMOUNT NOT EXCEEDING 70

MILLION CUBIC METERS, DELIVERABLE ON A MONTHLY BASIS,

 AND WILL PAY FOR THE GAS AN AGGREGATE MAXIMUM AMOUNT

 OF 61 MILLION RUBLES.

PROPOSAL #47: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SEVERNEFTEGAZPROM,

PURSUANT TO WHICH OAO SEVERNEFTEGAZPROM WILL DELIVER

AND OAO GAZPROM WILL ACCEPT (TAKE OFF) GAS IN THE

AMOUNT NOT EXCEEDING 16.45 BILLION CUBIC METERS AND

WILL PAY FOR THE GAS AN AGGREGATE MAXIMUM AMOUNT OF

33.25 BILLION RUBLES.

PROPOSAL #48: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZPROM NEFT ORENBURG,

PURSUANT TO WHICH ZAO GAZPROM NEFT ORENBURG WILL

DELIVER AND OAO GAZPROM WILL ACCEPT (TAKE OFF)

UNSTABLE CRUDE OIL IN THE AMOUNT NOT EXCEEDING 800

THOUSAND TONS AND WILL PAY FOR THE CRUDE OIL AN

AGGREGATE MAXIMUM AMOUNT OF 7 BILLION RUBLES.

PROPOSAL #49: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SIBUR HOLDING, PURSUANT

TO WHICH OAO SIBUR HOLDING WILL DELIVER AND OAO

GAZPROM WILL ACCEPT (TAKE OFF) DRY STRIPPED GAS

PROCESSED AT OAO SIBUR HOLDING'S GAS REFINING

COMPLEXES IN THE AMOUNT NOT EXCEEDING 2.3 BILLION

CUBIC METERS AND WILL PAY FOR THE GAS AN AGGREGATE

MAXIMUM AMOUNT OF 2.89 BILLION RUBLES.

PROPOSAL #50: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO NOVATEK PURSUANT TO WHICH

 OAO GAZPROM WILL DELIVER AND OAO NOVATEK WILL ACCEPT

 (TAKE OFF) GAS IN THE AMOUNT NOT EXCEEDING 16.5

BILLION CUBIC METERS AND WILL PAY FOR THE GAS AN

AGGREGATE MAXIMUM AMOUNT OF 27.67 BILLION RUBLES.

PROPOSAL #51: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO TOMSKGAZPROM PURSUANT TO

WHICH OAO GAZPROM WILL PROVIDE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL

AMOUNT NOT EXCEEDING 3 BILLION CUBIC METERS AND OAO

TOMSKGAZPROM WILL PAY FOR THE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS VIA TRUNK GAS

 PIPELINES AN AGGREGATE MAXIMUM AMOUNT OF 1.4 BILLION

 RUBLES.

PROPOSAL #52: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO

 WHICH OAO GAZPROM WILL PROVIDE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL

AMOUNT NOT EXCEEDING 50 BILLION CUBIC METERS ACROSS

THE TERRITORY OF THE RUSSIAN FEDERATION AND THE

REPUBLIC OF KAZAKHSTAN AND OOO MEZHREGIONGAZ, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #53: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM NEFT PURSUANT TO

WHICH OAO GAZPROM WILL PROVIDE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL

AMOUNT NOT EXCEEDING 5 BILLION CUBIC METERS AND OAO

GAZPROM NEFT WILL PAY FOR THE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS VIA TRUNK GAS

 PIPELINES AN AGGREGATE MAXIMUM AMOUNT OF 3.2 BILLION

 RUBLES.

PROPOSAL #54: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO NOVATEK PURSUANT TO WHICH

 OAO GAZPROM WILL PROVIDE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL

AMOUNT NOT EXCEEDING 47 BILLION CUBIC METERS AND OAO

NOVATEK WILL PAY FOR THE SERVICES RELATED TO

ARRANGING FOR THE TRANSPORTATION OF GAS VIA TRUNK GAS

 PIPELINES AN AGGREGATE MAXIMUM AMOUNT OF 66.5

PROPOSAL #55: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO NOVATEK PURSUANT TO WHICH

 OAO GAZPROM WILL PROVIDE SERVICES RELATED TO

ARRANGING FOR THE INJECTION OF GAS OWNED BY OAO

NOVATEK INTO UNDERGROUND GAS STORAGE FACILITIES AND

ITS STORAGE IN SUCH FACILITIES IN THE AMOUNT NOT

EXCEEDING 3.45 BILLION CUBIC METERS AND OAO NOVATEK

WILL PAY FOR THE SERVICES RELATED TO ARRANGING FOR

GAS INJECTION AND STORAGE AN AGGREGATE MAXIMUM AMOUNT

 OF 1.8 MILLION RUBLES.

PROPOSAL #56: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND A/S LATVIJAS GAZE PURSUANT TO

 WHICH OAO GAZPROM WILL SELL AND A/S LATVIJAS GAZE

WILL PURCHASE GAS AS FOLLOWS: IN THE AMOUNT NOT

EXCEEDING 800 MILLION CUBIC METERS FOR AN AGGREGATE

MAXIMUM AMOUNT OF 200 MILLION EUROS IN THE SECOND

HALF OF 2010 AND IN THE AMOUNT NOT EXCEEDING 1.5

BILLION CUBIC METERS FOR AN AGGREGATE MAXIMUM AMOUNT

OF 450 MILLION EUROS IN 2011.

PROPOSAL #57: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND AB LIETUVOS DUJOS PURSUANT TO

 WHICH OAO GAZPROM WILL SELL AND AB LIETUVOS DUJOS

WILL PURCHASE GAS AS FOLLOWS: IN THE AMOUNT NOT

EXCEEDING 675 MILLION CUBIC METERS FOR AN AGGREGATE

MAXIMUM AMOUNT OF 170 MILLION EUROS IN THE SECOND

HALF OF 2010 AND IN THE AMOUNT NOT EXCEEDING 1.6

BILLION CUBIC METERS FOR AN AGGREGATE MAXIMUM AMOUNT

OF 480 MILLION EUROS IN 2011.

PROPOSAL #58: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND UAB KAUNO TERMOFIKACIJOS

ELEKTRINE PURSUANT TO WHICH OAO GAZPROM WILL SELL AND

 UAB KAUNO TERMOFIKACIJOS ELEKTRINE WILL PURCHASE GAS

 AS FOLLOWS: IN THE AMOUNT NOT EXCEEDING 180 MILLION

CUBIC METERS FOR AN AGGREGATE MAXIMUM AMOUNT OF 45

MILLION EUROS IN SECOND HALF OF 2010 & IN AMOUNT NOT

EXCEEDING 470 MILLION CUBIC METERS FOR AN AGGREGATE

MAXIMUM AMOUNT OF 141 MILLION EUROS IN 2011.

PROPOSAL #59: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND MOLDOVAGAZ S.A. PURSUANT TO

WHICH OAO GAZPROM WILL DELIVER AND MOLDOVAGAZ S.A.

WILL ACCEPT (TAKE OFF) GAS IN THE AMOUNT NOT

EXCEEDING 3.5 BILLION CUBIC METERS FOR AN AGGREGATE

MAXIMUM AMOUNT OF 900 MILLION U.S. DOLLARS IN 2011,

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #60: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND KAZROSGAZ LLP PURSUANT TO

WHICH IN 2010 OAO GAZPROM WILL DELIVER AND KAZROSGAZ

LLP WILL ACCEPT (TAKE OFF) GAS IN THE AMOUNT NOT

EXCEEDING 1.2 BILLION CUBIC METERS FOR AN AGGREGATE

MAXIMUM AMOUNT OF 170 MILLION U.S. DOLLARS, ALL AS

MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #61: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO BELTRANSGAZ, PURSUANT TO

WHICH OAO GAZPROM WILL SELL, AND OAO BELTRANSGAZ WILL

 PURCHASE GAS IN 2011 IN THE AMOUNT NOT EXCEEDING

22.5 BILLION CUBIC METERS FOR AN AGGREGATE MAXIMUM

AMOUNT OF 5.625 BILLION U.S. DOLLARS, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #62: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROM GERMANIA GMBH,

PURSUANT TO WHICH OAO GAZPROM WILL PROVIDE SERVICES

IN 2011 RELATED TO ARRANGING FOR THE TRANSPORTATION

OF NATURAL GAS OWNED BY GAZPROM GERMANIA GMBH ACROSS

THE TERRITORY OF THE REPUBLIC OF KAZAKHSTAN, THE

REPUBLIC OF UZBEKISTAN, THE RUSSIAN FEDERATION AND

THE REPUBLIC OF BELARUS, ALL AS MORE FULLY DESCRIBED

IN THE PROXY STATEMENT.

PROPOSAL #63: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND GAZPROM GERMANIA GMBH,

PURSUANT TO WHICH OAO GAZPROM UNDERTAKES, ACTING ON

THE INSTRUCTIONS OF GAZPROM GERMANIA GMBH FOR A FEE

IN THE TOTAL MAXIMUM AMOUNT OF 96,000 U.S. DOLLARS,

IN ITS OWN NAME, BUT FOR THE ACCOUNT OF GAZPROM

GERMANIA GMBH, TO ARRANGE IN 2011 FOR THE

TRANSPORTATION OF NATURAL GAS OWNED BY GAZPROM

GERMANIA GMBH, ALL AS MORE FULLY DESCRIBED IN THE

PROPOSAL #64: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS, PURSUANT TO

 WHICH OOO GAZPROMTRANS UNDERTAKES, ACTING ON THE

INSTRUCTIONS OF OAO GAZPROM, FOR A FEE IN THE TOTAL

MAXIMUM AMOUNT OF 350,000 RUBLES, IN ITS OWN NAME,

BUT FOR THE ACCOUNT OF OAO GAZPROM, TO ENSURE IN

2010-2011 ARRANGEMENT OF OPERATIONS RELATED TO THE

DEVELOPMENT AND ASSESSMENT OF COST ESTIMATE

PROPOSAL #65: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZPROM INVEST YUG,

PURSUANT TO WHICH ZAO GAZPROM INVEST YUG UNDERTAKES,

ACTING ON THE INSTRUCTIONS OF OAO GAZPROM, FOR A FEE

IN AN AGGREGATE MAXIMUM AMOUNT OF 200,000 RUBLES, IN

ITS OWN NAME, BUT FOR THE ACCOUNT OF OAO GAZPROM, TO

ENSURE IN 2010-2011 ARRANGEMENT OF OPERATIONS RELATED

 TO THE DEVELOPMENT AND ASSESSMENT OF COST ESTIMATE

DOCUMENTATION.

PROPOSAL #66: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROM TSENTRREMONT,

PURSUANT TO WHICH OOO GAZPROM TSENTRREMONT

UNDERTAKES, ACTING ON THE INSTRUCTIONS OF OAO

GAZPROM, FOR A FEE IN AN AGGREGATE MAXIMUM AMOUNT OF

112,500 RUBLES, IN ITS OWN NAME, BUT FOR THE ACCOUNT

OF OAO GAZPROM, TO ENSURE IN 2010-2011 ARRANGEMENT OF

 OPERATIONS RELATED TO THE DEVELOPMENT AND ASSESSMENT

 OF COST ESTIMATE DOCUMENTATION.

PROPOSAL #67: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO YAMALGAZINVEST, PURSUANT

TO WHICH ZAO YAMALGAZINVEST UNDERTAKES, ACTING ON THE

 INSTRUCTIONS OF OAO GAZPROM, FOR A FEE IN AN

AGGREGATE MAXIMUM AMOUNT OF 525,000 RUBLES, IN ITS

OWN NAME, BUT FOR THE ACCOUNT OF OAO GAZPROM, TO

ENSURE IN 2010-2011 ARRANGEMENT OF OPERATIONS RELATED

 TO THE DEVELOPMENT AND ASSESSMENT OF COST ESTIMATE

PROPOSAL #68: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM SPACE SYSTEMS,

PURSUANT TO WHICH OAO GAZPROM SPACE SYSTEMS

UNDERTAKES, WITHIN THE PERIOD BETWEEN JULY 1, 2010

AND DECEMBER 31, 2011, ACTING ON OAO GAZPROM'S

INSTRUCTIONS, TO PROVIDE SERVICES RELATED TO THE

IMPLEMENTATION OF OAO GAZPROM'S INVESTMENT PROJECTS

INVOLVING CONSTRUCTION AND COMMISSIONING OF

FACILITIES, ALL AS MORE FULLY DESCRIBED IN THE PROXY

STATEMENT.

PROPOSAL #69: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO YAMALGAZINVEST, PURSUANT

TO WHICH ZAO YAMALGAZINVEST UNDERTAKES, WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2011,

ACTING ON OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE

SERVICES RELATED TO IMPLEMENTATION OF OAO GAZPROM'S

INVESTMENT PROJECTS INVOLVING CONSTRUCTION AND

COMMISSIONING OF FACILITIES, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #70: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZPROM NEFT ORENBURG,

PURSUANT TO WHICH ZAO GAZPROM NEFT ORENBURG

UNDERTAKES, WITHIN THE PERIOD BETWEEN JULY 1, 2010

AND DECEMBER 31, 2011, ACTING ON OAO GAZPROM'S

INSTRUCTIONS, TO PROVIDE SERVICES RELATED TO

IMPLEMENTATION OF OAO GAZPROM'S INVESTMENT PROJECTS,

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #71: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZPROM INVEST YUG,

PURSUANT TO WHICH ZAO GAZPROM INVEST YUG UNDERTAKES,

WITHIN THE PERIOD BETWEEN JULY 1, 2010 AND DECEMBER

31, 2011, ACTING ON OAO GAZPROM'S INSTRUCTIONS, TO

PROVIDE SERVICES RELATED TO IMPLEMENTATION OF OAO

GAZPROM'S INVESTMENT PROJECTS, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #72: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS, PURSUANT TO

 WHICH OOO GAZPROMTRANS UNDERTAKES, WITHIN THE PERIOD

 BETWEEN JULY 1, 2010 AND DECEMBER 31, 2011, ACTING

ON OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE SERVICES

RELATED TO IMPLEMENTATION OF OAO GAZPROM'S INVESTMENT

 PROJECTS, ALL AS MORE FULLY DESCRIBED IN THE PROXY

STATEMENT.

PROPOSAL #73: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZTELECOM, PURSUANT TO

WHICH ZAO GAZTELECOM UNDERTAKES, WITHIN THE PERIOD

BETWEEN JULY 1, 2010 AND DECEMBER 31, 2011, ACTING ON

 OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE SERVICES

RELATED TO IMPLEMENTATION OF OAO GAZPROM'S INVESTMENT

 PROJECTS, ALL AS MORE FULLY DESCRIBED IN THE PROXY

STATEMENT.

PROPOSAL #74: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROM TSENTRREMONT,

PURSUANT TO WHICH OOO GAZPROM TSENTRREMONT

UNDERTAKES, WITHIN THE PERIOD BETWEEN JULY 1, 2010

AND DECEMBER 31, 2011, ACTING ON OAO GAZPROM'S

INSTRUCTIONS, TO PROVIDE SERVICES RELATED TO

IMPLEMENTATION OF OAO GAZPROM'S INVESTMENT PROJECTS,

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #75: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, IN THE EVENT OF LOSS OR

DESTRUCTION OF, OR DAMAGE TO, INCLUDING DEFORMATION

OF THE ORIGINAL GEOMETRICAL DIMENSIONS OF THE

STRUCTURES OR INDIVIDUAL ELEMENTS OF, MACHINERY OR

EQUIPMENT; LINEAR PORTIONS, TECHNOLOGICAL EQUIPMENT

AND FIXTURES OF TRUNK GAS PIPELINES, ALL AS MORE

FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #76: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, IN THE EVENT THAT HARM IS

CAUSED TO LIFE, HEALTH OR PROPERTY OF OTHER PERSONS

OR THE NATURAL ENVIRONMENT AS A RESULT OF AN

EMERGENCY OR INCIDENT OCCURRING, AMONG OTHER THINGS,

AS A RESULT OF A TERRORIST ACT AT A HAZARDOUS

INDUSTRIAL FACILITY OPERATED BY OAO GAZPROM (INSURED

EVENTS), ALL AS MORE FULLY DESCRIBED IN THE PROXY

PROPOSAL #77: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, IN THE EVENT THAT HARM IS

CAUSED TO THE LIFE OR HEALTH OF OAO GAZPROM'S

EMPLOYEES (INSURED PERSONS) AS A RESULT OF AN

ACCIDENT THAT OCCURS DURING THE PERIOD OF THE

INSURANCE COVERAGE ON A 24-HOUR-A-DAY BASIS OR

DISEASES THAT ARE DIAGNOSED DURING THE EFFECTIVE

PERIOD OF THE AGREEMENTS, ALL AS MORE FULLY DESCRIBED

PROPOSAL #78: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ, PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, IN THE EVENT THAT HARM IS

CAUSED TO THE LIFE OR HEALTH OF EMPLOYEES OF OAO

GAZPROM'S BRANCH RESPONSIBLE FOR THE ADMINISTRATION

OF OAO GAZPROM PREMISES (INSURED PERSONS) AS A RESULT

 OF AN ACCIDENT OCCURRING DURING THE PERFORMANCE BY

AN INSURED PERSON OF HIS OFFICIAL DUTIES, ALL AS MORE

 FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #79: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, WHENEVER EMPLOYEES OF OAO

GAZPROM OR MEMBERS OF THEIR FAMILIES OR NON-WORKING

RETIRED FORMER EMPLOYEES OF OAO GAZPROM OR MEMBERS OF

 THEIR FAMILIES (INSURED PERSONS WHO ARE

BENEFICIARIES) APPLY TO A HEALTH CARE INSTITUTION FOR

 THE PROVISION OF MEDICAL SERVICES (INSURED EVENTS),

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #80: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, WHENEVER EMPLOYEES OF OAO

GAZPROM'S BRANCH RESPONSIBLE FOR THE ADMINISTRATION

OF OAO GAZPROM PREMISES, MEMBERS OF THEIR FAMILIES OR

 NON-WORKING RETIRED FORMER EMPLOYEES OF OAO

GAZPROM'S BRANCH RESPONSIBLE FOR THE ADMINISTRATION

OF OAO GAZPROM PREMISES APPLY TO A HEALTH CARE

INSTITUTION FOR THE PROVISION OF MEDICAL SERVICES.

PROPOSAL #81: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, WHENEVER EMPLOYEES OF OAO

GAZPROM'S BRANCH OAO GAZPROM AVTOPREDPRIYATIE,

MEMBERS OF THEIR FAMILIES OR NON-WORKING RETIRED

FORMER EMPLOYEES OF OAO GAZPROM'S BRANCH OAO GAZPROM

AVTOPREDPRIYATIE OR MEMBERS OF THEIR FAMILIES

(INSURED PERSONS WHO ARE BENEFICIARIES) APPLY TO A

HEALTH CARE INSTITUTION FOR THE PROVISION OF MEDICAL

PROPOSAL #82: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH

OAO SOGAZ UNDERTAKES, WHENEVER HARM (DAMAGE OR

DESTRUCTION) IS CAUSED TO A TRANSPORTATION VEHICLE

OWNED BY OAO GAZPROM, OR SUCH VEHICLE IS STOLEN OR

HIJACKED, OR AN INDIVIDUAL COMPONENT, PART, UNIT,

DEVICE OR SUPPLEMENTARY EQUIPMENT INSTALLED ON SUCH

TRANSPORTATION VEHICLE IS STOLEN (INSURED EVENTS),

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #83: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENT

BETWEEN OAO GAZPROM AND OAO SOGAZ, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #84: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO VOSTOKGAZPROM, ZAO

GAZTELECOM, OAO GAZPROM PROMGAZ, OAO

GAZPROMREGIONGAZ, OOO GAZPROM EXPORT, OOO

GAZPROMTRANS, ZAO GAZPROM INVEST YUG, OAO GAZPROM

SPACE SYSTEMS, OOO GAZPROM KOMPLEKTATSIYA, ZAO

GAZPROM NEFT ORENBURG, OAO GAZPROM NEFT , OAO

DRUZHBA, OAO LAZURNAYA, OOO MEZHREGIONGAZ, OAO

SALAVATNEFTEORGSINTEZ, OAO SOGAZ, ALL AS MORE FULLY

PROPOSAL #85: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES, WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND NOVEMBER 30, 2011, TO

 PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECTS: DEVELOPMENT OF REGULATORY AND

METHODOLOGICAL DOCUMENTATION ENSURING RELIABILITY AND

 DEVELOPMENT OF GAS DISTRIBUTION SYSTEMS.

PROPOSAL #86: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND NOVEMBER 30, 2011 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECTS: PREPARATION OF REGULATORY AND

METHODOLOGICAL DOCUMENTS ON ENSURING CONTROL OF

DEVELOPMENT OF NATURAL GAS FIELDS AT OAO GAZPROM.

PROPOSAL #87: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND NOVEMBER 30, 2012 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #88: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2012 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECT: A PROGRAM OF COMMISSIONING GAS PIPELINE

BRANCHES THROUGH THE YEAR OF 2030, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #89: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2011 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECT: DEVELOPMENT OF A SYSTEM OF COSTING DESIGN

AND EXPLORATION OPERATIONS AT OAO GAZPROM'S

FACILITIES ON THE BASIS OF LABOR COSTS

PROPOSAL #90: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2010 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECT: DEVELOPMENT OF CORPORATE UNIT RATES FOR

CONSTRUCTION AND ASSEMBLY, DRILLING, START-UP AND

COMMISSIONING WORK.

PROPOSAL #91: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2011 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #92: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2012 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECT: DEVELOPMENT OF PLANS OF ACTIVITIES FOR

SUPPLY OF NATURAL GAS AND GASIFICATION OF REGIONS OF

EASTERN SIBERIA AND THE FAR EAST.

PROPOSAL #93: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ PURSUANT

TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES TO PERFORM,

WITHIN THE PERIOD BETWEEN JULY 1, 2010 AND DECEMBER

31, 2011, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECTS: DEVELOPMENT OF A COMPREHENSIVE PROGRAM FOR

EARLY DIAGNOSTICS AND PREVENTION OF CARDIOVASCULAR

DISEASES OF OAO GAZPROM'S PERSONNEL.

PROPOSAL #94: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ PURSUANT

TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES TO PERFORM,

WITHIN THE PERIOD BETWEEN JULY 1, 2010 AND DECEMBER

31, 2012, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #95: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES, WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND DECEMBER 31, 2010,

ACTING ON OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE

SERVICES RELATED TO EXPRESS ASSESSMENT OF ESTIMATED

COST OF OAO GAZPROM'S COMMISSIONED FACILITIES,

DETERMINATION OF THE OPERATIONAL COST AND EXPENSES,

ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #96: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, PURSUANT

 TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES, WITHIN THE

PERIOD BETWEEN JULY 1, 2010 AND JULY 1, 2012 TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS,

RESEARCH WORK FOR OAO GAZPROM COVERING THE FOLLOWING

SUBJECT: ASSESSMENT OF OPPORTUNITIES FOR THE SALE OF

METHANE EXTRACTED AT THE PRIMARY PRODUCTION SITES OF

KUZNETSK COAL BASIN.

PROPOSAL #97: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ AND OAO

GAZPROM SPACE SYSTEMS (THE CONTRACTORS), PURSUANT TO

WHICH THE CONTRACTORS UNDERTAKE, WITHIN THE PERIOD

BETWEEN JULY 1, 2010 AND DECEMBER 31, 2010, ACTING ON

 OAO GAZPROM'S INSTRUCTIONS, TO PROVIDE SERVICES

RELATED TO IMPLEMENTATION OF PROGRAMS OF SCIENTIFIC

AND TECHNICAL COOPERATION OF OAO GAZPROM WITH FOREIGN

 PARTNER COMPANIES.

PROPOSAL #98: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND ZAO GAZTELECOM, PURSUANT TO

WHICH ZAO GAZTELECOM UNDERTAKES, WITHIN THE PERIOD

BETWEEN JULY 1, 2010 AND DECEMBER 31, 2011, TO

PERFORM, ACTING ON OAO GAZPROM'S INSTRUCTIONS, A SET

OF WORK RELATING TO TECHNICAL MAINTENANCE OF OAO

GAZPROM'S TECHNOLOGICAL ASSETS CONSTITUTING ELEMENTS

OF COMMUNICATION LINES AND EQUIPMENT OF THE FIBER

OPTIC COMMUNICATION SYSTEM.

PROPOSAL #99: APPROVE, IN ACCORDANCE WITH CHAPTER XI         ISSUER            YES             FOR                  FOR

OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AN

AGREEMENT BETWEEN OAO GAZPROM AND OAO GAZPROM

PROMGAZ, PURSUANT TO WHICH OAO GAZPROM PROMGAZ WILL

DELIVER TO OAO GAZPROM COMPLETE EXCLUSIVE RIGHTS TO

UTILITY MODEL CORPORATE SYSTEM FOR COLLECTING SPACE

DATA REQUIRED FOR THE DESIGN AND OPERATION OF LONG-

DISTANCE TECHNICAL STRUCTURES, PROSPECTING OF OIL AND

 GAS FIELDS AND THEIR DEVELOPMENT AND OPERATION OWNED

PROPOSAL #100: APPROVE, IN ACCORDANCE WITH CHAPTER XI        ISSUER            YES             FOR                  FOR

 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ, ZAO

GAZPROM INVEST YUG AND OAO TOMSKGAZPROM (THE

LICENSEES), PURSUANT TO WHICH OAO GAZPROM WILL GRANT

THE LICENSEES ORDINARY (NON-EXCLUSIVE) LICENSE TO USE

 COMPUTER SOFTWARE PACKAGE SOFTWARE FOR COMPUTATION

OF COST ESTIMATES BASED ON THE RESOURCE METHOD UNDER

THE CURRENT LEVEL OF WELL CONSTRUCTION PRICES, ALL AS

 MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #101: APPROVE, IN ACCORDANCE WITH CHAPTER XI        ISSUER            YES             FOR                  FOR

 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS, ZAO

YAMALGAZINVEST, OOO MEZHREGIONGAZ, OAO

GAZPROMREGIONGAZ, OAO SALAVATNEFTEORGSINTEZ, OOO REP

AND GAZPROMIPOTEKA FUND (THE LICENSEES), PURSUANT TO

WHICH OAO GAZPROM WILL GRANT THE LICENSEES AN

ORDINARY (NON-EXCLUSIVE) LICENSE TO USE OAO GAZPROM'S

 TRADE MARKS, ALL AS MORE FULLY DESCRIBED IN THE

PROXY STATEMENT.

PROPOSAL #102: APPROVE, IN ACCORDANCE WITH CHAPTER XI        ISSUER            YES             FOR                  FOR

 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND

CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS

BETWEEN OAO GAZPROM AND OAO GAZPROM NEFT (THE

LICENSEE), PURSUANT TO WHICH OAO GAZPROM WILL GRANT

THE LICENSEE AN EXCLUSIVE LICENSE TO USE OAO

GAZPROM'S TRADE MARKS, ALL AS MORE FULLY DESCRIBED IN

 THE PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OCI COMPANY LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y6435J103

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Soo Young Lee as an Inside          ISSUER            YES         AGAINST           AGAINST

Director and Shin Il Chun and Jong Shin Kim as an

Outside Directors

PROPOSAL #4: Election of Member of the Auditor                   ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #5: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OGX PETROLEO E GAS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P7356Y103

  MEETING DATE:      9/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Elect Mr. Raphael Hermeto De Almeida            ISSUER            YES             FOR                  FOR

Magalhaes as the Member of the Board of Director

PROPOSAL #II.: Approve to grant the stock options for        ISSUER            YES             FOR                  FOR

 Company-issued shares in favor of Mr. Raphael

Hermeto De Almeida Magalhaes, under the terms and

conditions of the stock option granted to the other

members of the Board of Directors

PROPOSAL #III.: Amend the Article 5 and consolidation        ISSUER            YES             FOR                  FOR

 of the Company's Corporate bylaws, bearing in mind

(a) the increase in capital approved at the meeting

of the Board of Directors held on 16 JUN 2008, (b)

the exercise of the right to subscribe shares arising

 from the Stock Option Plan for Company issued

shares, approved in the EGM held on 30 APR 2008

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OGX PETROLEO E GAS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P7356Y103

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the split of shares issued by          ISSUER            YES             FOR                  FOR

the Company, by which each existing share will come

to represent 100 shares

PROPOSAL #II.: Amend Article 5 and consolidation of          ISSUER            YES             FOR                  FOR

the Corporate Bylaws of the Company, in such a way as

 to reflect the number of shares into which its share

 capital is divided after the share split

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OGX PETROLEO E GAS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P7356Y103

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Article 5 of the Corporate              ISSUER            YES         AGAINST           AGAINST

Bylaws of the Company and its later consolidation

bearing in mind recent issuances of shares by the

Management as a result of the exercise of stock

subscription options granted by the Company to its

workers within the framework of the stock purchase or

 subscription option program approved by a general

meeting on 30 APR 2008

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OGX PETROLEO E GAS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P7356Y103

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the financial statements and the        ISSUER            YES             FOR                  FOR

 Independent Auditor's report relating to the FYE 31

DEC 2009

PROPOSAL #II: Approve the destination of the YE                 ISSUER            YES             FOR                  FOR

results of 2009

PROPOSAL #III: Election of the Members of the Board          ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #IV: Approve to set the global remuneration         ISSUER            YES         AGAINST           AGAINST

of the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OIL & NATURAL GAS CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Y64606117

  MEETING DATE:      9/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit & loss account for

 the YE on 31 MAR 2009 together with the reports of

the Board of Directors and the Auditors' thereon and

comments of the Comptroller & Auditor General of

India in terms of Section 619 of the Companies Act,

PROPOSAL #2.: Approve to confirm the payment of                 ISSUER            YES             FOR                  FOR

interim dividend and declare a final dividend on

equity shares, for the year 2008-2009

PROPOSAL #3.: Re-appoint Dr. A.K. Balyan as a                     ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri U.N. Bose as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint Shri S.S. Rajsekar as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

PROPOSAL #6.: Appoint Shri S. Balachandran as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #7.: Appoint Shri Santosh Nautiyal as a                ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #8.: Appoint Smt. L.M. Vas, Addl. Secy, DEA,        ISSUER            YES             FOR                  FOR

 MoF as a Director of the Company, who is liable to

retire by rotation

PROPOSAL #9.: Appoint Shri Sudhir Vasudeva as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #10.: Appoint Ms. Anita Das as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who is liable to retire by rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OIL CO LUKOIL

  TICKER:                  LUKOY             CUSIP:   677862104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE ANNUAL REPORT OF OAO              ISSUER            YES             FOR                  FOR

LUKOIL FOR 2009 AND THE ANNUAL FINANCIAL STATEMENTS,

INCLUDING THE INCOME STATEMENTS (PROFIT AND LOSS

ACCOUNTS) OF THE COMPANY, AND THE DISTRIBUTION OF

PROFITS, ALL AS MORE FULLY DESCRIBED IN THE PROXY

STATEMENT.

PROPOSAL #3A: TO ELECT THE AUDIT COMMISSION CANDIDATE        ISSUER            YES             FOR                  FOR

 APPROVED BY THE BOARD OF DIRECTORS OF OAO LUKOIL ON

4 FEBRUARY 2010 (MINUTES NO. 3): IVANOVA, LYUBOV

GAVRILOVNA.

PROPOSAL #3B: TO ELECT THE AUDIT COMMISSION CANDIDATE        ISSUER            YES             FOR                  FOR

 APPROVED BY THE BOARD OF DIRECTORS OF OAO LUKOIL ON

4 FEBRUARY 2010 (MINUTES NO. 3): KONDRATIEV, PAVEL

GENNADIEVICH.

PROPOSAL #3C: TO ELECT THE AUDIT COMMISSION CANDIDATE        ISSUER            YES             FOR                  FOR

 APPROVED BY THE BOARD OF DIRECTORS OF OAO LUKOIL ON

4 FEBRUARY 2010 (MINUTES NO. 3): NIKITENKO, VLADIMIR

NIKOLAEVICH.

PROPOSAL #4A: TO PAY REMUNERATION AND REIMBURSE                 ISSUER            YES             FOR                  FOR

EXPENSES TO MEMBERS OF THE BOARD OF DIRECTORS OF OAO

LUKOIL ACCORDING TO THE APPENDIX HERETO.

PROPOSAL #4B: TO DEEM IT APPROPRIATE TO ESTABLISH              ISSUER            YES             FOR                  FOR

ADDITIONAL REMUNERATION FOR NEWLY ELECTED MEMBERS OF

THE BOARD OF DIRECTORS FOR THEIR PARTICIPATION IN

CONFERENCES AND OTHER EVENTS ON WRITTEN INSTRUCTIONS

OF THE CHAIRMAN OF THE BOARD OF DIRECTORS, IN AN

AMOUNT OF 104,000 ROUBLES, AND TO RETAIN THE AMOUNTS

OF REMUNERATION FOR MEMBERS OF THE BOARD OF DIRECTORS

 OF OAO LUKOIL ESTABLISHED BY DECISION OF THE ANNUAL

GENERAL SHAREHOLDERS MEETING OF OAO LUKOIL OF 26 JUNE

 2008 (MINUTES NO. 1).

PROPOSAL #5A: TO PAY REMUNERATION TO EACH OF THE                ISSUER            YES             FOR                  FOR

MEMBERS OF THE AUDIT COMMISSION OF OAO LUKOIL IN THE

AMOUNT ESTABLISHED BY DECISION OF THE ANNUAL GENERAL

SHAREHOLDERS MEETING OF OAO LUKOIL OF 26 JUNE 2008

(MINUTES NO. 1) - 2,600,000 ROUBLES.

PROPOSAL #5B: TO DEEM IT APPROPRIATE TO RETAIN THE            ISSUER            YES             FOR                  FOR

AMOUNTS OF REMUNERATION FOR MEMBERS OF THE AUDIT

COMMISSION OF OAO LUKOIL ESTABLISHED BY DECISION OF

THE ANNUAL GENERAL SHAREHOLDERS MEETING OF OAO LUKOIL

 OF 26 JUNE 2008 (MINUTES NO. 1).

PROPOSAL #06: TO APPROVE THE INDEPENDENT AUDITOR OF          ISSUER            YES             FOR                  FOR

OAO LUKOIL - CLOSED JOINT STOCK COMPANY KPMG.

PROPOSAL #07: TO APPROVE AMENDMENTS TO THE                          ISSUER            YES             FOR                  FOR

REGULATIONS ON THE PROCEDURE FOR PREPARING AND

HOLDING THE GENERAL SHAREHOLDERS MEETING OF OAO

LUKOIL, PURSUANT TO THE APPENDIX HERETO.

PROPOSAL #8A: TO APPROVE THE INTERESTED-PARTY                     ISSUER            YES             FOR                  FOR

TRANSACTIONS, ON THE TERMS AND CONDITIONS INDICATED

IN THE APPENDIX HERETO: CONTRACT(S) OF GUARANTEE

BETWEEN OAO LUKOIL (GUARANTOR) AND SBERBANK OF RUSSIA

 OAO (BANK).

PROPOSAL #8B: TO APPROVE THE INTERESTED-PARTY                     ISSUER            YES             FOR                  FOR

TRANSACTIONS, ON THE TERMS AND CONDITIONS INDICATED

IN THE APPENDIX HERETO: POLICY (CONTRACT) ON INSURING

 THE LIABILITY OF DIRECTORS, OFFICERS AND

CORPORATIONS BETWEEN OAO LUKOIL (POLICYHOLDER) AND

OAO KAPITAL STRAKHOVANIE (INSURER).

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OIL CO LUKOIL

  TICKER:                  LUKOY             CUSIP:   677862104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #2A: ELECTION OF DIRECTOR: ALEKPEROV, VAGIT         ISSUER            YES         AGAINST           AGAINST

YUSUFOVICH

PROPOSAL #2B: ELECTION OF DIRECTOR: BELIKOV, IGOR              ISSUER            YES         AGAINST           AGAINST

VYACHESLAVOVICH

PROPOSAL #2C: ELECTION OF DIRECTOR: BLAZHEEV, VICTOR         ISSUER            YES             FOR               AGAINST

VLADIMIROVICH

PROPOSAL #2D: ELECTION OF DIRECTOR: WALLETTE (JR.),          ISSUER            YES         AGAINST           AGAINST

DONALD EVERT

PROPOSAL #2E: ELECTION OF DIRECTOR: GRAYFER, VALERY          ISSUER            YES         AGAINST           AGAINST

ISAAKOVICH

PROPOSAL #2F: ELECTION OF DIRECTOR: GREF, HERMAN                ISSUER            YES             FOR               AGAINST

OSKAROVICH

PROPOSAL #2G: ELECTION OF DIRECTOR: ESAULKOVA,                   ISSUER            YES         AGAINST           AGAINST

TATIANA STANISLAVOVNA

PROPOSAL #2H: ELECTION OF DIRECTOR: IVANOV, IGOR                ISSUER            YES             FOR               AGAINST

SERGEEVICH

PROPOSAL #2I: ELECTION OF DIRECTOR: MAGANOV, RAVIL            ISSUER            YES         AGAINST           AGAINST

ULFATOVICH

PROPOSAL #2J: ELECTION OF DIRECTOR: MIKHAILOV, SERGEI        ISSUER            YES         AGAINST           AGAINST

 ANATOLIEVICH

PROPOSAL #2K: ELECTION OF DIRECTOR: MOBIUS, MARK                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2L: ELECTION OF DIRECTOR: SHOKHIN,                       ISSUER            YES             FOR               AGAINST

ALEXANDER NIKOLAEVICH

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OJSC MMC NORILSK NICKEL

  TICKER:                  N/A                 CUSIP:   46626D108

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve MMC Norilsk Nickel's 2009 annual        ISSUER            YES             FOR                  FOR

 report

PROPOSAL #2: Approve MMC Norilsk Nickel's 2009 annual        ISSUER            YES             FOR                  FOR

 accounting statements including profit and loss

statement

PROPOSAL #3: Approve the distribution of MMC Norilsk         ISSUER            YES             FOR                  FOR

Nickel's profits and losses for 2009 as per the

recommendation of the Board of Directors

PROPOSAL #4: Approve to pay-out dividends on MMC                ISSUER            YES             FOR                  FOR

Norilsk Nickel's shares for the year 2009 in the

amount RUB 210 per ordinary share

PROPOSAL #0000: PLEASE NOTE THAT CUMULATIVE VOTING            ISSUER             NO              N/A                  N/A

APPLIES TO THIS RESOLUTION REGARDING THE ELECTION OF

DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED

FOR THIS MEETING. PLEASE NOTE THAT ONLY A VOTE FOR

THE DIRECTOR WILL BE CUMULATED. PLEASE CONTACT YOUR

CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY

PROPOSAL #5.1: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Election of Dmitry O. Afanasiev

 as a Member of the Board of Directors

PROPOSAL #5.2: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Election of Boris Bakal as a

Member of the Board of Directors

PROPOSAL #5.3: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Election of Alexey V. Bashkirov

 as a Member of the Board of Directors

PROPOSAL #5.4: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Election of Andrey E. Bougrov

as a Member of the Board of Directors

PROPOSAL #5.5: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Election of Olga V. Voitovich

as a Member of the Board of Directors

PROPOSAL #5.6: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Election of Alexander S.

Voloshin as a Member of the Board of Directors

PROPOSAL #5.7: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Election of Artem O. Volynets

as a Member of the Board of Directors

PROPOSAL #5.8: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Election of Vadim V. Geraskin

as a Member of the Board of Directors

PROPOSAL #5.9: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Election of Maxim A. Goldman as

 a Member of the Board of Directors

PROPOSAL #5.10: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Oleg V. Deripaska

as a Member of the Board of Directors

PROPOSAL #5.11: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Marianna A.

Zakharova as a Member of the Board of Directors

PROPOSAL #5.12: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Olga N. Zinovieva

as a Member of the Board of Directors

PROPOSAL #5.13: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Natalia V.

Kindikova as a Member of the Board of Directors

PROPOSAL #5.14: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Andrey A. Klishas

as a Member of the Board of Directors

PROPOSAL #5.15: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Dmitry R. Kostoev

as a Member of the Board of Directors

PROPOSAL #5.16: Election of Bradford Alan Mills as a         ISSUER            YES             FOR                  FOR

Member of the Board of Directors

PROPOSAL #5.17: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Oleg M.

Pivovarchuk as a Member of the Board of Directors

PROPOSAL #5.18: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Dmitry V. Razumov

as a Member of the Board of Directors

PROPOSAL #5.19: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Petr I. Sinshinov

as a Member of the Board of Directors

PROPOSAL #5.20: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Tatiana V. Soina

as a Member of the Board of Directors

PROPOSAL #5.21: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Maxim M. Sokov as

a Member of the Board of Directors

PROPOSAL #5.22: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Vladislav A.

Soloviev as a Member of the Board of Directors

PROPOSAL #5.23: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Vladimir I.

Strzhalkovsky as a Member of the Board of Directors

PROPOSAL #5.24: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: Election of Vasily N. Titov as

 a Member of the Board of Directors

PROPOSAL #5.25: Election of John Gerad Holden as a            ISSUER            YES             FOR                  FOR

Member of the Board of Directors

PROPOSAL #6.1: Election of Petr V. Voznenko as a                ISSUER            YES             FOR                  FOR

Member of the Revision Commission

PROPOSAL #6.2: Election of Alexey A. Kargachov as a          ISSUER            YES             FOR                  FOR

Member of the Revision Commission

PROPOSAL #6.3: Election of Elena A. Mukhina as a                ISSUER            YES             FOR                  FOR

Member of the Revision Commission

PROPOSAL #6.4: Election of Dmitry V. Pershinkov as a         ISSUER            YES             FOR                  FOR

Member of the Revision Commission

PROPOSAL #6.5: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES                                 AGAINST

SHAREHOLDER PROPOSAL: Election of Tatiana V. Potarina

 as a Member of the Revision Commission

PROPOSAL #6.6: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: Election of Tamara A. Sirotkina

 as a Member of the Revision Commission

PROPOSAL #6.7: Election of Sergey G. Khodacevich as a        ISSUER            YES                                 AGAINST

 Member of the Revision Commission

PROPOSAL #7: Approve the Rosexpertiza LLC as the                ISSUER            YES             FOR                  FOR

Auditor of MMC Norilsk Nickel's 2009 Russian

accounting statements

PROPOSAL #8.1: Approve the principle amount of                   ISSUER            YES         AGAINST           AGAINST

remuneration to be paid to an Independent Director

shall be USD 62,500 per quarter [to be paid in

Russian Rubles at the exchange rate fixed by the Bank

 of Russia on the day of payment] and that expenses

in the amount of up to RUB 2 million year shall be

reimbursed upon presentation of document proof, the

above mentioned sum is gross of taxes and charges

applicable, if an Independent Director presides over

a Board Committee to establish that the additional

remuneration in the amount of USD 31,250 per quarter,

 shall be paid to such Independent Director for each

presided Committees [to be paid in Russian Rubles at

the exchange rate fixed by the bank of Russian on the

 Day of payment] the above mentioned sum is gross of

taxes and charges applicable, to establish that the

principle amount of remuneration to be paid to

Chairman of the Board of Directors, in case he is an

Independent Director, shall be USD 2,500,000 per year

 [to be paid in Russian Rubbles at the exchange rate

fixed by the Bank of Russia on the day of payment],

the above mentioned sum is gross of taxes and charges

 applicable, to establish that the amount of annual

bonus to be paid to a Chairman of the Board of

Directors, in case he is an Independent Director,

shall be USD 3,000,000 per year [to be paid in

Russian Rubles at the exchange rate fixed by the bank

 of Russia on the day of payment], the above

mentioned sum is gross of taxes and charges

applicable, remuneration sums mentioned in clauses 1,

 2, 3 and 4 of this resolution shall be paid for the

period from 29 JUN 2010 and to date, on which the

term of the respective Independent Director will end

and/ or until he/she ceases to carry out his/her

professional duties as Chairman of the Committee

PROPOSAL #8.2: Approve the Incentive Program - Option        ISSUER            YES             FOR                  FOR

 Plan for Independent Directors of MMC Norilsk

Nickel, to establish that the program will be valid

from 29 JUN 2010 to 30 JUN 2011

PROPOSAL #9: Approve the value of property being the         ISSUER            YES             FOR                  FOR

subject of interrelated transactions to indemnify

Members of the Board of Directors and Members of the

Management Board of OJSC MMC Norilsk Nickel against

damages the aforementioned persons may incur in their

 respective positions specified above shall not

exceed USD 115,000,000 for each transaction

PROPOSAL #10: Approve the interrelated transactions,         ISSUER            YES             FOR                  FOR

to which all the Members of the Board of Directors

and Members of the Management Board of OJSC MMC

Norilsk Nickel are interested parties, and which

involve the obligations of OJSC MMC Norilsk Nickel to

 indemnify Members of the Board of Directors and

Members of the Management Board of OJSC MMC Norilsk

Nickel against damages the aforementioned persons may

 incur in their respective positions specified above,

 shall not exceed USD 115,000,000 for each such person

PROPOSAL #11: Approve that the value of services                ISSUER            YES             FOR                  FOR

involving liability insurance for members of the

Board of Directors and Members of the Management

Board of OJSC MMC Norilsk Nickel with liability

limited to USD 150,000,000 and additional insurance

coverage limit of USD 50,000,000 shall not exceed USD

PROPOSAL #12: Approve the transaction, to which all          ISSUER            YES             FOR                  FOR

Members of the Board of Directors and the Members of

the Management Board of OJSC MMC Norilsk Nickel are

interested parties, involving liability insurance for

 Members of the Board of Directors and Members of the

 Management Board of OJSC MMC Norilsk Nickel who will

 be beneficiary parties to the transaction by a

Russian Insurance Company, for the 1 year term with

liability limited to USD 150,000,000 and additional

insurance coverage limit of USD 50,000,000 and with

premium to insurer not exceeding USD 1,200,000

PROPOSAL #13: Approve the interrelated transactions          ISSUER            YES             FOR                  FOR

between OJSC MMC Norilsk Nickel and CJSC Normetimpex

considered to be interested parties transaction under

 which OJSC MMC Norilsk Nickel delegates CJSC

Normetimpex execution of legal and other actions,

envisaged at sales in domestic and international

market till DEC 2013 inclusive, belongings of OSJC

MMC Norilsk Nickel, nickel and nickel products in the

 amount up to 240,000 tonnes, copper products in the

amount up to 450,000 tonnes, cobalt and cobalt

products in the amount up to 5,000 tonnes, platinum

and platinum products in the amount up to 100 kg,

palladium products in the amount up to 5 kg gold in

the amount up to 4,500 kg silver in the amount up to

75,000 kg selenium in the amount up to 100 tonnes,

tellurium in the amount up to 1 tonnes, sulfur in the

 amount up to 200,000 tonnes at preliminary agreed

terms and conditions with OJSC MMC Morilsk Nickel,

information on subject, price and other important

terms and conditions of the transactions to be

approved are stated in orders [Annex1-2], in main

pricing conditions for export and domestic sales of

the Company's goods [Annex9] to engagement agreement

N2HH/581-2009 dated 28 AUG 2009 [Annex4]

Commissioning agreement N2HH/1001-2009 dated 21 DEC

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OJSC OC ROSNEFT

  TICKER:                  N/A                 CUSIP:   67812M207

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company annual report                    ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the Company annual accounting            ISSUER            YES             FOR                  FOR

statements, including profit and loss statements

(Profit and Loss Accounts)

PROPOSAL #3: Approve the distribution of the Company         ISSUER            YES             FOR                  FOR

profits based on the results of the year 2009

PROPOSAL #4: Approve the amounts, timing, and form of        ISSUER            YES             FOR                  FOR

 payment of dividends in accordance with the results

of the year 2009

PROPOSAL #5: Approve the remuneration and                            ISSUER            YES             FOR                  FOR

reimbursement of expenses for members of the Board of

 Directors of the Company

PROPOSAL #0: PLEASE NOTE THAT CUMULATIVE VOTING                 ISSUER             NO              N/A                  N/A

APPLIES TO THIS RESOLUTION REGARDING THE ELECTION OF

DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED

FOR THIS MEETING. PLEASE NOTE THAT ONLY A VOTE FOR

THE DIRECTOR WILL BE CUMULATED. PLEASE CONTACT YOUR

CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY

PROPOSAL #6.1: Election of Bogdanov Vladimir                       ISSUER            YES         AGAINST           AGAINST

Leonidovich as a Member of the Board of Directors of

the Company

PROPOSAL #6.2: Election of Bogdanchikov Sergey                   ISSUER            YES         AGAINST           AGAINST

Mikhailovich as a Member of the Board of Directors of

 the Company

PROPOSAL #6.3: Election of Kostin Andrey Leonidovich         ISSUER            YES             FOR                  FOR

as a Member of the Board of Directors of the Company

PROPOSAL #6.4: Election of Kudryashov Sergey                       ISSUER            YES         AGAINST           AGAINST

Ivanovich as a Member of the Board of Directors of

PROPOSAL #6.5: Election of Nekipelov Alexander                   ISSUER            YES             FOR                  FOR

Dmitrievich as a Member of the Board of Directors of

the Company

PROPOSAL #6.6: Election of Petrov Youriy                              ISSUER            YES         AGAINST           AGAINST

Alexandrovich as a Member of the Board of Directors

PROPOSAL #6.7: Election of Reous Andrey Georgievich          ISSUER            YES         AGAINST           AGAINST

as a Member of the Board of Directors of the Company

PROPOSAL #6.8: Election of Rudloff Hans-Joerg as a            ISSUER            YES             FOR                  FOR

Member of the Board of Directors of the Company

PROPOSAL #6.9: Election of Sechin Igor Ivanovich as a        ISSUER            YES         AGAINST           AGAINST

 Member of the Board of Directors of the Company

PROPOSAL #6.10: Election of Tokarev Nikolay Petrovich        ISSUER            YES         AGAINST           AGAINST

 as a Member of the Board of Directors of the Company

PROPOSAL #7.1: Election of Kobzev Andrey Nikolaevich         ISSUER            YES             FOR                  FOR

as a Member of the Internal Audit Commission of the

Company

PROPOSAL #7.2: Election of Pakhomov Sergey                          ISSUER            YES             FOR                  FOR

Alexandrovich as a Member of the Internal Audit

Commission of the Company

PROPOSAL #7.3: Election of Pesotskiy Konstantin                 ISSUER            YES             FOR                  FOR

Valerievich as a Member of the Internal Audit

Commission of the Company

PROPOSAL #7.4: Election of Fisenko Tatiana                          ISSUER            YES             FOR                  FOR

Vladimirovna as a Member of the Internal Audit

Commission of the Company

PROPOSAL #7.5: Election of Yugov Alexander Sergeevich        ISSUER            YES             FOR                  FOR

 as a Member of the Internal Audit Commission of the

Company

PROPOSAL #8: Election of the External Auditor of the         ISSUER            YES             FOR                  FOR

Company

PROPOSAL #9.1: Approve the related party                              ISSUER            YES             FOR                  FOR

transactions: providing by OOO 'RN-Yuganskneftegas'

of the services to the Company on production at oil

and gas fields, the licenses for development thereof

held by the Company, production of oil in the amount

of 63,435.0 thousand tons and production of

associated gas in the amount of 3,916.0 million cubic

 meters for the overall maximum amount of

115,000,000.0 thousand Roubles and on transfer of

produced resources of hydrocarbons to the Company for

PROPOSAL #9.2: Approve the related party                              ISSUER            YES             FOR                  FOR

transactions: providing by OJSC 'AK 'Transneft' of

the services to the Company on transportation of

crude oil by long-distance pipelines in the quantity

of 114,000.0 thousand tons for a fee not exceeding

the overall maximum amount of 167,000,000.0 thousand

Roubles in the year 2011

PROPOSAL #9.3: Approve the related party                              ISSUER            YES             FOR                  FOR

transactions: execution by the Company of the General

 Agreement with OJSC 'Russian Regional Development

Bank' on the general terms and conditions of deposit

transactions and transactions within this General

Agreement on deposit by the Company of its cash funds

 in Roubles, and/or in USA dollars, and/or in EURO at

 accounts with OJSC 'Russian Regional Development

Bank' for the maximum amount of 493,000,000.0

thousand Roubles at the specified terms and conditions

PROPOSAL #9.4: Approve the related party                              ISSUER            YES             FOR                  FOR

transactions: execution by the Company of the general

 agreement with OJSC Bank VTB on general terms and

conditions of deposit transactions and transactions

within this general agreement on deposit by the

Company of its cash funds in Roubles, and/or in USA

dollars, and/or in EURO at accounts with OJSC Bank

VTB for the maximum amount of 493,000,000.0 thousand

Roubles at the specified terms and conditions

PROPOSAL #9.5: Approve the related party                              ISSUER            YES             FOR                  FOR

transactions: execution by the Company of the general

 agreement with OJSC 'Russian Regional Development

Bank' on general terms and conditions of foreign

currency exchange transactions and transactions

within this General Agreement on purchase and sales

of foreign currency (forex transactions) with the

following currency pairs: USA dollar/rouble,

EURO/rouble, EURO/USA dollar for the overall maximum

amount of 238,000,000.0 thousand Roubles at the

PROPOSAL #9.6: Approve the related party                              ISSUER            YES             FOR                  FOR

transactions: execution by the Company of the general

 agreement with OJSC Bank VTB on general terms and

conditions of foreign currency exchange transactions

with the use of 'Reuter Dealing' 'BS-Client' systems

and transactions within this General Agreement on

sales and purchase of foreign currency (forex

transactions) with the following currency pairs: USA

Dollar/Rouble, Euro/Rouble, EURO/USA dollar for the

overall maximum amount of 578,000,000.0 thousand

Roubles at the specified exchange rates

PROPOSAL #9.7: Approve the related party                              ISSUER            YES             FOR                  FOR

transactions: the execution by the Company of the

agreement with OJSC 'Russian Regional Development

Bank' on procedure for execution of credit

transactions with the use of 'Reuter Dealing' system

and also performing of transactions within this

Agreement on receiving by the Company of loans from

OJSC 'Russian Regional Development Bank' in Roubles,

and/or in USA dollars, and/or in EURO for the overall

 maximum amount of 216,000,000.0 thousand Roubles

PROPOSAL #9.8: Approve the related party                              ISSUER            YES             FOR                  FOR

transactions: the execution by the Company of the

agreement with OJSC Bank VTB on procedure for

execution of credit transactions with the use of

'Reuter Dealing' system and also performing of

transactions within this Agreement on receiving by

the Company of loans from OJSC Bank VTB in Roubles,

and/or in USA dollars, and/or in EURO for the overall

 maximum amount of 216,000,000.0 thousand Roubles at

the specified terms and conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OJSC OC ROSNEFT

  TICKER:                  N/A                 CUSIP:   X7394C106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report                                  ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Approve the balance sheet, profit and            ISSUER            YES         ABSTAIN           AGAINST

loss statement for the year 2009

PROPOSAL #3: Approve the profit distribution for the         ISSUER            YES         ABSTAIN           AGAINST

year 2009

PROPOSAL #4: Approve the dividends distribution for          ISSUER            YES         ABSTAIN           AGAINST

the year 2009 at RUB 2,30 per ordinary share

PROPOSAL #5: Approve the remuneration and                            ISSUER            YES         ABSTAIN           AGAINST

compensation to be paid to the Members of the Board

PROPOSAL #6: Election of the Board of Directors                  ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #7: Election of the Audit Commission                      ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #8: Approve the Auditor                                            ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #9: Approve the series of transactions with         ISSUER            YES         ABSTAIN           AGAINST

an interest

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OJSC POLYUS GOLD

  TICKER:                  N/A                 CUSIP:   678129107

  MEETING DATE:      9/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve: to declare interim dividend            ISSUER            YES             FOR                  FOR

upon the results of 1st half of 2009 in the amount of

 RUR 6.55 per ordinary share in OJSC Polyus Gold and

that dividends shall be paid with 60 days of the date

 of the resolution; and to set the dividend payment

methods: bank and postal money transfers

PROPOSAL #2.: Approve a related party transaction              ISSUER            YES             FOR                  FOR

between OJSC Polyus Gold and CJSC Polyus -

acquisition by OJSC Polyus Gold of 16 [Sixteen]

additional ordinary registered shares in CJSC Polyus,

 placed by private subscription with the nominal

value of RUB 400 each at the price of RUB 200,000,000

 per share for the total amount of RUB 3,200,000,000

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OJSC POLYUS GOLD

  TICKER:                  OPYGY             CUSIP:   678129107

  MEETING DATE:      9/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO DECLARE INTERIM DIVIDEND UPON THE            ISSUER            YES             FOR                  FOR

RESULTS OF 1ST HALF OF 2009 IN THE AMOUNT OF RUR 6.55

 PER ORDINARY SHARE IN OJSC POLYUS GOLD, AND TO

RESOLVE THAT DIVIDENDS SHALL BE PAID WITH 60 DAYS OF

THE DATE OF THE RESOLUTION; TO SET THE DIVIDEND

PAYMENT METHODS: BANK AND POSTAL MONEY TRANSFERS.

PROPOSAL #02: TO APPROVE A RELATED PARTY TRANSACTION         ISSUER            YES             FOR                  FOR

BETWEEN OJSC POLYUS GOLD AND CJSC POLYUS -

ACQUISITION BY OJSC POLYUS GOLD OF 16 (SIXTEEN)

ADDITIONAL ORDINARY REGISTERED SHARES IN CJSC POLYUS,

 PLACED BY PRIVATE SUBSCRIPTION WITH THE NOMINAL

VALUE OF 400 (FOUR HUNDRED RUBLES) EACH AT THE PRICE

OF 200 000 000 (TWO HUNDRED MILLION) RUBLES PER SHARE

 FOR THE TOTAL AMOUNT OF 3 200 000 000 (THREE BILLION

 AND TWO HUNDRED MILLION) RUBLES.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OJSC POLYUS GOLD

  TICKER:                  N/A                 CUSIP:   678129107

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report of OJSC          ISSUER            YES             FOR                  FOR

Polyus Gold, the 2009 RAS financial statements of

OJSC Polyus Gold, including profit and loss statement

PROPOSAL #2: Approve to distribute the 2009 RAS net          ISSUER            YES             FOR                  FOR

profit OJSC Polyus Gold as: RUR 1,769,025,492.16 to

be distributed as dividends; RUR 341,287,018.98 to

keep at the Company's disposal; to declare dividends

upon the 2009 financial results of OJSC Polyus Gold

at the rate of RUR 15.83 per ordinary share of OJSC

Polyus Gold, considering the effected interim

dividend payment upon the results of 6 months of 2009

 in the amount of RUR 6.55 per ordinary share, to

effect the final payment in the amount of RUR 9.28

per ordinary share of OJSC Polyus Gold, to resolve

that dividends shall be paid within 60 days upon the

date of the resolution, to set the dividend payment

methods: bank and postal money transfers

PROPOSAL #0: PLEASE NOTE THAT CUMULATIVE VOTING                 ISSUER             NO              N/A                  N/A

APPLIES TO RESOLUTION 3 REGARDING THE ELECTION OF

DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED

FOR THIS MEETING. PLEASE NOTE THAT ONLY A VOTE FOR

THE DIRECTOR WILL BE CUMULATED. PLEASE CONTACT YOUR

CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY

PROPOSAL #3.1: Election of Anton B. Averin as the              ISSUER            YES         AGAINST           AGAINST

Board of Director

PROPOSAL #3.2: Election of Pavel S. Grachev as the            ISSUER            YES         AGAINST           AGAINST

Board of Director

PROPOSAL #3.3: Election of Evgeny I. Ivanov as the            ISSUER            YES         AGAINST           AGAINST

Board of Director

PROPOSAL #3.4: Election of Anna A. Kolonchina as the         ISSUER            YES         AGAINST           AGAINST

Board of Director

PROPOSAL #3.5: Election of Oleg Yu. Lipatov as the            ISSUER            YES         AGAINST           AGAINST

Board of Director

PROPOSAL #3.6: Election of Lord Patrick Gillford as          ISSUER            YES             FOR                  FOR

the Board of Director

PROPOSAL #3.7: Election of Alexander I. Mosionzhik as        ISSUER            YES         AGAINST           AGAINST

 the Board of Director

PROPOSAL #3.8: Election of Mikhail D. Prokhorov as            ISSUER            YES         AGAINST           AGAINST

the Board of Director

PROPOSAL #3.9: Election of Zumrud H. Rustamova as the        ISSUER            YES         AGAINST           AGAINST

 Board of Director

PROPOSAL #3.10: Election of Ekaterina M. Salnikova as        ISSUER            YES         AGAINST           AGAINST

 the Board of Director

PROPOSAL #3.11: Election of Valery V. Senko as the            ISSUER            YES         AGAINST           AGAINST

Board of Director

PROPOSAL #3.12: Election of Mikhail A. Sosnovsky as          ISSUER            YES         AGAINST           AGAINST

the Board of Director

PROPOSAL #3.13: Election of Maxim V. Finsky as the            ISSUER            YES         AGAINST           AGAINST

Board of Director

PROPOSAL #4.1: Election of Andrey A. Zaitsev, Head of        ISSUER            YES             FOR                  FOR

 Planning and Budgeting Department, as the member of

the Audit Commission of OJSC Polyus Gold

PROPOSAL #4.2: Election of Olga Yu. Rompel, adviser          ISSUER            YES             FOR                  FOR

to the General Director, as the member of the Audit

Commission of OJSC Polyus Gold

PROPOSAL #4.3: Election of Alexander G. Spektor, Head        ISSUER            YES             FOR                  FOR

 of Current investment projects control Department,

as the member of the Audit Commission of OJSC Polyus

PROPOSAL #4.4: Election of Oleg E. Cherney, head of          ISSUER            YES             FOR                  FOR

documentary operations unit of finance department, as

 the member of the Audit Commission of OJSC Polyus

PROPOSAL #4.5: Election of Alexey S. Shaimardanov,            ISSUER            YES             FOR                  FOR

Director for international reporting, as the member

of the Audit Commission of OJSC Polyus Gold

PROPOSAL #5: Approve the LLC Rosexpertiza as the                ISSUER            YES             FOR                  FOR

Company's RAS Auditor for 2010

PROPOSAL #6: Approve to determine the value                        ISSUER            YES             FOR                  FOR

(insurance premium) of liability insurance for OJSC

Polyus Gold with a total limit of liability not less

than USD 20,000,000 in the amount not exceeding USD

PROPOSAL #7: Approve the Directors' and Officers'              ISSUER            YES             FOR                  FOR

liability insurance policy for OJSC Polyus Gold,

being a related party transaction with all members of

 the Board of Directors as beneficiary parties, with

a Russian insurance company for the period from 01

JUL 2010 till 30 JUN 2011, with a total limit of

liability not less than USD 20,000,000 and insurance

premium not exceeding USD 150,000

PROPOSAL #8: Approve to determine that members of              ISSUER            YES             FOR                  FOR

OJSC Polyus Gold Board of Directors who will be

recognized as independent by the Company's Board of

Directors in accordance with the requirements of

paragraph 6.2.8. of the Company's Charter and

international corporate governance standards, from

the date of their election to OJSC Polyus Gold Board

of Directors till the date of termination of their

powers shall be entitled to remuneration in the

amount of 937,500 Russian rubles per quarter each,

and that the document supported expenses incurred by

them due to the discharge of their duties as OJSC

Polyus Gold Board of Directors members shall be

reimbursed in the net amount of up to 2,000,000

Russian rubles per year to each of such Directors; to

 resolve that should an Independent Director be

elected Chairman of the audit Committee CONTD

PROPOSAL #CONTD: ..CONTD or staff and remuneration            ISSUER             NO              N/A                  N/A

Committee of the Board of Directors of OJSC Polyus

Gold he is entitled to the additional remuneration of

 RUR 468,750 per quarter during his term of office as

 the Committee Chairman

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OJSC POLYUS GOLD

  TICKER:                  OPYGY             CUSIP:   678129107

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE 2009 ANNUAL REPORT OF            ISSUER            YES             FOR                  FOR

OJSC POLYUS GOLD, THE 2009 RAS FINANCIAL STATEMENTS

OF OJSC POLYUS GOLD, INCLUDING PROFIT AND LOSS

PROPOSAL #02: DISTRIBUTION OF PROFITS AND LOSSES OF          ISSUER            YES             FOR                  FOR

OJSC POLYUS GOLD FOR 2009: 1) TO DISTRIBUTE THE 2009

RAS NET PROFIT: RUR 1,769,025,492.16 - TO BE

DISTRIBUTED AS DIVIDENDS; RUR 341,287,018.98 - TO

KEEP AT THE COMPANY'S DISPOSAL. 2) TO DECLARE

DIVIDENDS UPON THE 2009 FINANCIAL RESULTS AT THE RATE

 OF RUR 15.83 PER ORDINARY SHARE OF OJSC POLYUS GOLD.

 3) TO RESOLVE THAT DIVIDENDS SHALL BE PAID WITHIN 60

 DAYS UPON THE DATE OF THE RESOLUTION. 4) TO SET THE

DIVIDEND PAYMENT METHODS: BANK AND POSTAL MONEY

TRANSFERS.

PROPOSAL #3A: ELECTION OF DIRECTOR: ANTON B. AVERIN           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3B: ELECTION OF DIRECTOR: PAVEL S. GRACHEV         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3C: ELECTION OF DIRECTOR: EVGENY I. IVANOV         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3D: ELECTION OF DIRECTOR: ANNA A. KOLONCHINA      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3E: ELECTION OF DIRECTOR: OLEG YU. LIPATOV         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3F: ELECTION OF DIRECTOR: LORD PATRICK                ISSUER            YES             FOR               AGAINST

GILLFORD

PROPOSAL #3G: ELECTION OF DIRECTOR: ALEXANDER I.                ISSUER            YES         AGAINST           AGAINST

MOSIONZHIK

PROPOSAL #3H: ELECTION OF DIRECTOR: MIKHAIL D.                   ISSUER            YES         AGAINST           AGAINST

PROKHOROV

PROPOSAL #3I: ELECTION OF DIRECTOR: ZUMRUD H.                     ISSUER            YES         AGAINST           AGAINST

RUSTAMOVA

PROPOSAL #3J: ELECTION OF DIRECTOR: EKATERINA M.                ISSUER            YES         AGAINST           AGAINST

SALNIKOVA

PROPOSAL #3K: ELECTION OF DIRECTOR: VALERY V. SENKO           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3L: ELECTION OF DIRECTOR: MIKHAIL A.                   ISSUER            YES         AGAINST           AGAINST

SOSNOVSKY

PROPOSAL #3M: ELECTION OF DIRECTOR: MAXIM V. FINSKY           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4A: TO ELECT AS MEMBER OF THE AUDIT                     ISSUER            YES             FOR                  FOR

COMMISSION OF OJSC POLYUS GOLD: ANDREY A. ZAITSEV -

HEAD OF PLANNING AND BUDGETING DEPARTMENT, CJSC

PROPOSAL #4B: TO ELECT AS MEMBER OF THE AUDIT                     ISSUER            YES             FOR                  FOR

COMMISSION OF OJSC POLYUS GOLD: OLGA YU. ROMPEL -

ADVISER TO THE GENERAL DIRECTOR, CJSC POLYUS.

PROPOSAL #4C: TO ELECT AS MEMBER OF THE AUDIT                     ISSUER            YES             FOR                  FOR

COMMISSION OF OJSC POLYUS GOLD: ALEXANDER G. SPEKTOR

- HEAD OF CURRENT INVESTMENT PROJECTS CONTROL

DEPARTMENT, CJSC POLYUS.

PROPOSAL #4D: TO ELECT AS MEMBER OF THE AUDIT                     ISSUER            YES             FOR                  FOR

COMMISSION OF OJSC POLYUS GOLD: OLEG E. CHERNEY -

HEAD OF DOCUMENTARY OPERATIONS UNIT OF FINANCE

DEPARTMENT, CJSC POLYUS.

PROPOSAL #4E: TO ELECT AS MEMBER OF THE AUDIT                     ISSUER            YES             FOR                  FOR

COMMISSION OF OJSC POLYUS GOLD: ALEXEY S.

SHAIMARDANOV - DIRECTOR FOR INTERNATIONAL REPORTING,

CJSC POLYUS.

PROPOSAL #05: TO APPROVE LLC ROSEXPERTIZA AS THE                ISSUER            YES             FOR                  FOR

COMPANY'S RAS AUDITOR FOR 2010.

PROPOSAL #06: TO DETERMINE THE VALUE (INSURANCE                 ISSUER            YES             FOR                  FOR

PREMIUM) OF LIABILITY INSURANCE FOR OJSC POLYUS GOLD

WITH A TOTAL LIMIT OF LIABILITY NOT LESS THAN US$

20,000,000 IN THE AMOUNT NOT EXCEEDING US$ 150,000.

PROPOSAL #07: TO APPROVE THE DIRECTORS' AND OFFICERS'        ISSUER            YES             FOR                  FOR

 LIABILITY INSURANCE POLICY FOR OJSC POLYUS GOLD,

BEING A RELATED PARTY TRANSACTION WITH ALL MEMBERS OF

 THE BOARD OF DIRECTORS AS BENEFICIARY PARTIES, WITH

A RUSSIAN INSURANCE COMPANY FOR THE PERIOD FROM 01

JULY 2010 TILL 30 JUNE 2011, WITH A TOTAL LIMIT OF

LIABILITY NOT LESS THAN US$ 20,000,000 AND INSURANCE

PREMIUM NOT EXCEEDING US$ 150,000.

PROPOSAL #08: REMUNERATION AND REIMBURSEMENT OF                 ISSUER            YES             FOR                  FOR

EXPENSES OF THE MEMBERS OF THE BOARD OF DIRECTORS OF

OJSC POLYUS GOLD: 1) TO DETERMINE THAT MEMBERS OF

OJSC POLYUS GOLD BOARD OF DIRECTORS WHO WILL BE

RECOGNIZED AS INDEPENDENT BY THE COMPANY'S BOARD OF

DIRECTORS IN ACCORDANCE WITH THE REQUIREMENTS OF

PARAGRAPH 6.2.8. OF THE COMPANY'S CHARTER AND

INTERNATIONAL CORPORATE GOVERNANCE STANDARDS. 2) TO

RESOLVE THAT SHOULD AN INDEPENDENT DIRECTOR BE

ELECTED CHAIRMAN OF THE AUDIT COMMITTEE OR STAFF AND

REMUNERATION COMMITTEE OF THE BOARD OF DIRECTORS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OJSC POLYUS GOLD

  TICKER:                  N/A                 CUSIP:   X59432108

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, accounting          ISSUER            YES             FOR                  FOR

balance, profit and losses statements for 2009

PROPOSAL #2.: Approve the profit and losses                        ISSUER            YES             FOR                  FOR

distribution for 2009, including dividend payment

announcement

PROPOSAL #3.1: Election of Anton Averin as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Election of Pavel Grachev as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Election of Evgeny Ivanov as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.4: Election of Anna Kolonchina as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.5: Election of Oleg Lipatov as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.6: Election of Patrick Gillford as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.7: Election of Alexander Mosionzhik as a         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.8: Election of Mikhail Prokhorov as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.9: Election of Zumrud Rustamova as a                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.10: Election of Ekaterina Salnikova as a         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.11: Election of Valery Senko as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.12: Election of Michail Sasnovskiy as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.13: Election of Maxim Finsky as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.1: Election of Andrey Zaytsev as a                   ISSUER            YES             FOR                  FOR

Statutory Auditor

PROPOSAL #4.2: Election of Olga Rompel as a Statutory        ISSUER            YES             FOR                  FOR

 Auditor

PROPOSAL #4.3: Election of Alexander Spektor as a              ISSUER            YES             FOR                  FOR

Statutory Auditor

PROPOSAL #4.4: Election of Oleg Cherney as a                       ISSUER            YES             FOR                  FOR

Statutory Auditor

PROPOSAL #4.5: Election of Alexey Shaimardanov as a          ISSUER            YES             FOR                  FOR

Statutory Auditor

PROPOSAL #5.: Approve the Auditor of OJSC Polyus Gold        ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve to determine the value of                 ISSUER            YES             FOR                  FOR

Directors and Officers liability insurance for

Members of the Board of Directors of OJSC Polyus Gold

PROPOSAL #7.: Approve the related party transaction          ISSUER            YES             FOR                  FOR

of the Board of Directors of OJSC Polyus Gold

PROPOSAL #8.: Approve the remuneration and                          ISSUER            YES             FOR                  FOR

reimbursement of expenses of the Members of the Board

 of Directors of OJSC Polyus Gold

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OJSC SURGUTNEFTEGAS

  TICKER:                  SGTZY             CUSIP:   868861204

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE OJSC SURGUTNEFTEGAS ANNUAL          ISSUER            YES             FOR               AGAINST

REPORT FOR 2009.

PROPOSAL #02: TO APPROVE ANNUAL ACCOUNTING STATEMENTS        ISSUER            YES             FOR               AGAINST

 OF OJSC SURGUTNEFTEGAS, INCLUDING PROFIT AND LOSS

STATEMENT FOR 2009.

PROPOSAL #03: TO APPROVE THE DISTRIBUTION OF PROFIT          ISSUER            YES             FOR               AGAINST

(LOSS) OF OJSC SURGUTNEFTEGAS FOR 2009. TO DECLARE

DIVIDEND PAYMENT FOR 2009: FOR A PREFERRED SHARE OF

OJSC SURGUTNEFTEGAS - 1.0488 RUBLES, FOR AN ORDINARY

SHARE OF OJSC SURGUTNEFTEGAS - 0.45 RUBLES; DIVIDEND

PAYMENT SHALL BE CARRIED OUT IN ACCORDANCE WITH THE

PROCEDURE RECOMMENDED BY THE BOARD OF DIRECTORS. THE

DATE WHEN DIVIDEND PAYMENT IS COMMENCED IS JULY 01,

2010. THE DATE WHEN DIVIDEND PAYMENT IS TERMINATED IS

 AUGUST 24, 2010.

PROPOSAL #4A: ELECTION OF DIRECTOR: ANANIEV SERGEI            ISSUER            YES             FOR               AGAINST

ALEKSEEVICH

PROPOSAL #4B: ELECTION OF DIRECTOR: BOGDANOV VLADIMIR        ISSUER            YES             FOR               AGAINST

 LEONIDOVICH

PROPOSAL #4C: ELECTION OF DIRECTOR: BULANOV ALEXANDER        ISSUER            YES             FOR               AGAINST

 NIKOLAEVICH

PROPOSAL #4D: ELECTION OF DIRECTOR: GORBUNOV IGOR              ISSUER            YES             FOR               AGAINST

NIKOLAEVICH

PROPOSAL #4E: ELECTION OF DIRECTOR: DRUCHININ                     ISSUER            YES             FOR               AGAINST

VLADISLAV EGOROVICH

PROPOSAL #4F: ELECTION OF DIRECTOR: EGOROV OLEG                 ISSUER            YES             FOR               AGAINST

YURIEVICH

PROPOSAL #4G: ELECTION OF DIRECTOR: EROKHIN VLADIMIR         ISSUER            YES             FOR               AGAINST

PETROVICH

PROPOSAL #4H: ELECTION OF DIRECTOR: MATVEEV NIKOLAI          ISSUER            YES             FOR               AGAINST

IVANOVICH

PROPOSAL #4I: ELECTION OF DIRECTOR: MEDVEDEV NIKOLAI         ISSUER            YES             FOR               AGAINST

YAKOVLEVICH

PROPOSAL #4J: ELECTION OF DIRECTOR: REZYAPOV                       ISSUER            YES             FOR               AGAINST

ALEXANDER FILIPPOVICH

PROPOSAL #5A: ELECTION OF MEMBER OF OJSC                              ISSUER            YES             FOR               AGAINST

SURGUTNEFTEGAS AUDITING COMMITTEE: KOMAROVA VALENTINA

 PANTELEEVNA.

PROPOSAL #5B: ELECTION OF MEMBER OF OJSC                              ISSUER            YES             FOR               AGAINST

SURGUTNEFTEGAS AUDITING COMMITTEE: OLEYNIK TAMARA

FEDOROVNA.

PROPOSAL #5C: ELECTION OF MEMBER OF OJSC                              ISSUER            YES             FOR               AGAINST

SURGUTNEFTEGAS AUDITING COMMITTEE: POZDNYAKOVA VERA

ALEKSANDROVNA.

PROPOSAL #06: TO APPROVE LIMITED LIABILITY COMPANY            ISSUER            YES             FOR               AGAINST

ROSEKSPERTIZA AS THE AUDITOR OF OJSC SURGUTNEFTEGAS

FOR 2010.

PROPOSAL #07: APPROVE TRANSACTIONS WHICH MAY BE                 ISSUER            YES         AGAINST           AGAINST

CONDUCTED IN THE FUTURE BETWEEN OJSC SURGUTNEFTEGAS

AND ITS AFFILIATED PARTIES IN THE COURSE OF ITS

ORDINARY BUSINESS ACTIVITY, PROVIDED THAT ABOVE-

MENTIONED TRANSACTIONS COMPLY WITH FOLLOWING

REQUIREMENTS: TRANSACTION IS AIMED AT PERFORMING THE

TYPES OF ACTIVITIES STIPULATED BY ARTICLES OF

ASSOCIATION, AND THE AMOUNT OF TRANSACTION IS WITHIN

THE AMOUNT OF TRANSACTION THE INDIVIDUAL EXECUTIVE

BODY OF OJSC SURGUTNEFTEGAS IS ENTITLED TO PERFORM IN

 COMPLIANCE WITH FEDERAL LAW ON JOINT STOCK COMPANIES.

PROPOSAL #08: TO AMEND ITEM 1.2 AS FOLLOWS: LOCATION         ISSUER            YES             FOR               AGAINST

OF THE COMPANY: RUSSIAN FEDERATION, TYUMENSKAYA

OBLAST, KHANTY-MANSIYSKY AUTONOMOUS OKRUG - YUGRA,

THE CITY OF SURGUT, UL. GRIGORIYA KUKUYEVITSKOGO, 1,

BLD. 1.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ONA MAROC SA

  TICKER:                  N/A                 CUSIP:   V68601216

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of                 ISSUER             NO              N/A                  N/A

Directors and the report of the Auditors on accounts

of the FY ending on 31 DEC 2009; approve the said

accounts

PROPOSAL #2: Approve the quietus to the Directors and        ISSUER             NO              N/A                  N/A

 to the Auditors

PROPOSAL #3: Receive the special report of the                   ISSUER             NO              N/A                  N/A

Auditors on conventions provided for in Article 56,

Act 17-95; approve the operations finalized or

executed during the FY

PROPOSAL #4: Approve the appropriation of results               ISSUER             NO              N/A                  N/A

PROPOSAL #5: Approve to renew the mandate of Directors      ISSUER             NO              N/A                  N/A

PROPOSAL #6: Approve the Management practice                       ISSUER             NO              N/A                  N/A

PROPOSAL #7: Approve the powers to be conferred                  ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORASCOM CONSTR INDS S A E

  TICKER:                  N/A                 CUSIP:   68554N106

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the amendment of the decision          ISSUER             NO              N/A                  N/A

of the EGM held on 27 DEC 2006 as specified; and

approve the Board of Directors' mandate to fulfil all

 conditions necessary to implement the aforementioned

 scheme and submit all documentation required by the

capital markets authority, and the Board of

Directors' appointment of a Committee from among its

members to oversee the implementation of the

aforementioned scheme; and approve to expand the

Incentive Scheme to include subsidiaries and

affiliates as amended in this resolution above

PROPOSAL #2.: Approve to renew the decision of the            ISSUER             NO              N/A                  N/A

EGM held on 27 DEC 2006 to increase the Company's

current issued capital to finance the aforementioned

Incentive Scheme

PROPOSAL #3.: Amend the Articles 6 and 7 of the                 ISSUER             NO              N/A                  N/A

Company's Memorandum of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORASCOM CONSTR INDS S A E

  TICKER:                  N/A                 CUSIP:   68554N106

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the decisions taken by the                ISSUER             NO              N/A                  N/A

Board of Directors during the period of 01 JAN 2009

to 30 NOV 2009

PROPOSAL #2.: Approve the appointment of Mr. Nassef          ISSUER             NO              N/A                  N/A

Sawiris as a Chairman of the Board of Directors

replacing Mr. Onsi Sawiris, Mr. Nassef Sawiris shall

continue to serve as Chief Executive Officer

PROPOSAL #3.: Amend the signatories authorization for        ISSUER             NO              N/A                  N/A

 bank transactions

PROPOSAL #4.: Approve all Letters of Guarantee and            ISSUER             NO              N/A                  N/A

other similar commitments issued by OCI for various

construction projects as part of its routine business

 activities

PROPOSAL #5.: Approve the terms and conditions of              ISSUER             NO              N/A                  N/A

corporate and bank guarantees related to OCI and

Aqualia's joint venture Orasqualia for Development of

 the New Cairo Waste Water Treatment Plant S.A.E.

(Orasqualia)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORASCOM CONSTR INDS S A E

  TICKER:                  N/A                 CUSIP:   68554N106

  MEETING DATE:      5/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors' report         ISSUER             NO              N/A                  N/A

on the activities and on the standalone

unconsolidated financial statements of the Parent

Company [Orascom Construction Industries S.A.E] for

PROPOSAL #2.: Approve the Auditor's report on the              ISSUER             NO              N/A                  N/A

standalone unconsolidated financial statements of the

 Parent Company for the FYE 31 DEC 2009

PROPOSAL #3.: Approve the standalone financial                   ISSUER             NO              N/A                  N/A

statements of the Parent Company for the FYE 31 DEC

2009

PROPOSAL #4.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

distribute up to the entire amount of retained

earnings as at 31 DEC 2009 through in-term and YE

distributions at its discretion

PROPOSAL #5.: Approve the release of the Members of          ISSUER             NO              N/A                  N/A

the Board of Directors from associated responsibility

 during the FYE 31 DEC 2009

PROPOSAL #6.: Approve the re-election of the Chairman        ISSUER             NO              N/A                  N/A

 and Members of the Board of Directors for a further

term of office of three years

PROPOSAL #7.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

enter into Compensation Agreements with the Company's

 shareholders, Board Members or subsidiaries

PROPOSAL #8.: Approve the remuneration for the Board         ISSUER             NO              N/A                  N/A

of Directors of the Company during the fiscal year

ending 31 DEC 2010

PROPOSAL #9.: Approve the re-appointment of the                 ISSUER             NO              N/A                  N/A

Company's Auditor and to determine fees for the

fiscal year ending 31 DEC 2010

PROPOSAL #10.: Approve charitable donations made by          ISSUER             NO              N/A                  N/A

the Company during the FYE 31 DEC 2009 and authorize

the Board of Directors to make charitable donations

during the fiscal year ending 31 DEC 2010 in excess

of EGP 1,000 and a ceiling for such donations of EGP

12 million

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORASCOM CONSTR INDS S A E

  TICKER:                  N/A                 CUSIP:   68554N106

  MEETING DATE:      5/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the issuance of a bond in                   ISSUER             NO              N/A                  N/A

Egyptian Pounds valued at up to EGP 1.65 billion and

authorize the Board of Directors to make all

necessary decisions required for issuance

PROPOSAL #2: Approve the appointment of the                        ISSUER             NO              N/A                  N/A

individuals as signatories to sign contracts on

behalf of the Company: i) individuals signatures or

their proxies without a cap: Mr. Nassef Sawiris in

his capacity as a Chairman and Chief Executive

Officer, Eng. Onsi Sawiris in his capacity as a Board

 Member, ii) any two of the following Executives can

sign together on behalf of the Company without a cap:

 Eng. Osama Bishai in his capacity as Board Member,

Mr. Salman Butt in his capacity as Board Member, Ms.

Dalia Khorshid in her capacity as Group Corporate

Treasurer, Mr. Hussein Marei in his capacity as Legal

 Counsel, Mr. Sherif Tantawy in his capacity as

Construction Group Chief Financial Officer

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORASCOM TELECOM S A E

  TICKER:                  N/A                 CUSIP:   68554W106

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify and approve the Board of                     ISSUER            YES             FOR                  FOR

Directors report on the Company's activity during the

 FYE 31 DEC 2009

PROPOSAL #2.: Approve the financial statements of the        ISSUER            YES             FOR                  FOR

 FYE 31 DEC 2008 and ratification of the general

balance sheet and the profits and loss accounts of

the FYE 31 DEC 2009

PROPOSAL #3.: Ratify the Auditor's report of the FYE         ISSUER            YES             FOR                  FOR

31 DEC 2008

PROPOSAL #4.: Approve the distribution of profits of         ISSUER            YES             FOR                  FOR

the FYE 31 DEC 2009

PROPOSAL #5.: Grant discharge to the Chairman and the        ISSUER            YES             FOR                  FOR

 Board Members regarding the FYE 31 DEC 2009

PROPOSAL #6.: Approve and specification of the BM's          ISSUER            YES             FOR                  FOR

compensation and allowances regarding the FYE 31 DEC

2010

PROPOSAL #7.: Appointment of the Company's Auditor            ISSUER            YES             FOR                  FOR

during the YE 31 DEC 2010 and approve to determine

his annual professional fees

PROPOSAL #8.: Approve the delegation of the Board of         ISSUER            YES             FOR                  FOR

Directors to conclude related parties agreements with

 subsidiaries and affiliates

PROPOSAL #9.: Approve the delegation of the Board of         ISSUER            YES             FOR                  FOR

Directors to conclude loans and mortgages and to

issue securities for lenders regarding the Company

and its subsidiaries and affiliates

PROPOSAL #10.: Approve and recognition of the                     ISSUER            YES         AGAINST           AGAINST

donations made during the FY 2008 and authorize the

Board of Directors to make donations during the FY

PROPOSAL #11.: Approve the amendments introduced to          ISSUER            YES             FOR                  FOR

the Board of Director's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORASCOM TELECOM S A E

  TICKER:                  N/A                 CUSIP:   68554W205

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the reduction of the Company's         ISSUER             NO              N/A                  N/A

capital [by writing off the shares purchased by the

Company], and amend the Articles 6 and 7 of the

Company's Statutes which will be entitled by such

reduction, pursuant to Article 150 of the Executive

Regulations of Law 159/1981

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORASCOM TELECOM S A E

  TICKER:                  N/A                 CUSIP:   68554W205

  MEETING DATE:      12/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve discussing the increase of the         ISSUER             NO              N/A                  N/A

companys capital by way of rights issue by respecting

 pre-emption rights afforded to existing

shareholders, and the amendment of articles 6 and 7

of the companys statutes which will be entailed by

such increase, pursuant to article 150 of the

executive regulations of law 159/1981. The size of

the rights issue shall be maximum EGP 5 billion and

subscription shall be at par 1 EGP.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORASCOM TELECOM S A E

  TICKER:                  N/A                 CUSIP:   68554W205

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify and approve the Board of                     ISSUER            YES             FOR                  FOR

Directors report on the Company's activity during the

 FYE 31 DEC 2009

PROPOSAL #2.: Approve the financial statements of the        ISSUER            YES             FOR                  FOR

 FYE 31 DEC 2008 and ratification of the general

balance sheet and the profits and loss accounts of

the FYE 31 DEC 2009

PROPOSAL #3.: Ratify the Auditor's report of the FYE         ISSUER            YES             FOR                  FOR

31 DEC 2008

PROPOSAL #4.: Approve the distribution of profits of         ISSUER            YES             FOR                  FOR

the FYE 31 DEC 2009

PROPOSAL #5.: Grant discharge to the Chairman and the        ISSUER            YES             FOR                  FOR

 Board Members regarding the FYE 31 DEC 2009

PROPOSAL #6.: Approve and specification of the BM's          ISSUER            YES             FOR                  FOR

compensation and allowances regarding the FYE 31 DEC

2010

PROPOSAL #7.: Appointment of the Company's Auditor            ISSUER            YES             FOR                  FOR

during the YE 31 DEC 2010 and approve to determine

his annual professional fees

PROPOSAL #8.: Approve the delegation of the Board of         ISSUER            YES             FOR                  FOR

Directors to conclude related parties agreements with

 subsidiaries and affiliates

PROPOSAL #9.: Approve the delegation of the Board of         ISSUER            YES             FOR                  FOR

Directors to conclude loans and mortgages and to

issue securities for lenders regarding the Company

and its subsidiaries and affiliates

PROPOSAL #10.: Approve and recognition of the                     ISSUER            YES         AGAINST           AGAINST

donations made during the FY 2008 and authorize the

Board of Directors to make donations during the FY

PROPOSAL #11.: Approve the amendments introduced to          ISSUER            YES             FOR                  FOR

the Board of Director's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORMAT INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   M7571Y105

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to update the terms of                       ISSUER            YES             FOR                  FOR

employment by Ormat Technologies, a US subsidiary

traded on NASDAQ, of Y. Brunitski, a Member of the

controlling family, in the office of president and

COO of Ormat Technologies, in such manner that his

annual bonus will be 0.75% of the net profit in

excess of USD 2 million

PROPOSAL #2.: Approve the amendment of a 2005                     ISSUER            YES             FOR                  FOR

agreement with a Company that is 40% owned by Y.

Brunitski, another Member of the controlling family,

for the grant of services of support and maintenance

of ERP Software, by updating the consideration to NIS

 220 an hour up to NIS 120,000 a year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORMAT INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   M7571Y105

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and            ISSUER            YES             FOR                  FOR

the Directors' report for the year 2008

PROPOSAL #2.: Re-appoint the Accountant Auditors                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OTP BANK PLC, BUDAPEST

  TICKER:                  N/A                 CUSIP:   X60746181

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Amend the Company's Bylaws by passing         ISSUER             NO              N/A                  N/A

separate resolutions in respect of the two combined

recommendations contained in the proposal of the

Board of Directors

PROPOSAL #1.B: Amend the Sections 8.3., 8.4., 8.5.,          ISSUER             NO              N/A                  N/A

8.8., 8.11., 8.14., 8.22., 8.24., 8.26., 12/A.2.,

12/A.3. and 12/A.4. of the Company's Bylaws in

keeping with the proposal and on the basis of the

annex to the minutes of the General Meeting

PROPOSAL #1.C: Amend Sections 6.4. and 8.17. of the          ISSUER             NO              N/A                  N/A

Bylaws in accordance with the proposal, on the basis

of the annex to the minutes of the General Meeting

PROPOSAL #2.: Approve the AGM approves the                          ISSUER             NO              N/A                  N/A

distribution of the after-tax profit of HUF 102,329

million as follows: the amount of general

provisioning should be HUF 10,233 million, no

dividends will be paid from the after-tax profit,

thus the balance sheet profit for the financial year

amounts to HUF 92,096 million, [The text above is a

selected part of the proposal for resolution of the

PROPOSAL #3.: Approve the AGM accepts OTP Bank Plc.'s        ISSUER             NO              N/A                  N/A

 2009 Report on Corporate Governance

PROPOSAL #4.: The evaluation of the activities of the        ISSUER             NO              N/A                  N/A

 Management in the business year, decision on

granting discharge of liability

PROPOSAL #5.: The report of the Board of Directors on        ISSUER             NO              N/A                  N/A

 the banks business policy for 2010

PROPOSAL #6.: Approve that the AGM accepts the                   ISSUER             NO              N/A                  N/A

proposal for modification of the rules of procedure

of the Supervisory Board pursuant to the proposal, in

 keeping with the annex of the General Meeting's

PROPOSAL #7.: Approve, based on Section 3 Para 66 Act        ISSUER             NO              N/A                  N/A

 CXII of 1966 [Act on Credit Institutions and

Financial Enterprises] - concerning the audit of OTP

Bank Plc's unconsolidated and consolidated 2010

financial statements - the AGM is electing Deloitte

Auditing and Consulting Ltd. as the Bank's auditor

from 01 MAY 2010 until 30 APR 2011, the AGM approves

the nomination of Zsuzsanna Nagyvaradine Szepfalvi

[No. 005313 chartered auditor] as the person

responsible for auditing, in case any circumstance

should arise which ultimately precludes the

activities of Zsuzsanna Nagyvaradine Szepfalvi as

appointed auditor in this capacity, proposes the

appointment of Zoltan Nagy [No. 005027 chartered

auditor] to be the individual in charge of auditing,

the AGM establishes the total amount of HUF

56,000,000 + VAT as the Auditor's remuneration for

the audit of the 2008 annual accounts, prepared in

accordance with Hungarian Accounting Standards as

applicable to credit institutions, and for the audit

of the consolidated annual accounts prepared pursuant

 Act on Accounting, out of total remuneration HUF

44,500,000 + VAT shall be paid in consideration of

the audit of the unconsolidated annual accounts, and

HUF 11,500,000 + VAT shall be the fee payable for the

 audit of the consolidated annual accounts, the audit

 shall be carried out in accordance with the

PROPOSAL #8.: Approve the AGM accepts the following          ISSUER             NO              N/A                  N/A

monthly remunerations as from 01 MAY 2010: for the

Chairman of the Board of Directors HUF 750,000 for

the Deputy Chairman of the Board of Directors HUF

725,000 for the members of the Board of Directors HUF

 645,000 for the Chairman and Deputy Chairman of the

Supervisory Board HUF 725,000 for the members of the

Supervisory Board HUF 580,000 for the members of the

Audit Committee no remuneration

PROPOSAL #9.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

acquire treasury shares [shares issued by OTP Bank

Plc] in order to provide the necessary shares for the

 incentive option and bonus share system programs

operating at OTP Bank Plc, to ensure the possibility

of rapid intervention to restrain share-price

fluctuations, to develop and maintain services

provided to the Company's customers and to execute

transactions aimed at optimizing the Company's equity

 situation, the Board of Directors is entitled to

acquire 100 HUF face value ordinary shares with the

proviso that the volume of treasury shares under this

 authorization shall not exceed 56,000,000 shares at

any time. If the acquisition of shares is for

consideration then the purchase price of the shares

at each transaction shall not be lower than the face

value of the shares and not be higher than 150%, of

the highest price registered on the Budapest Stock

Exchange on the day before the transaction with the

proviso that if such transaction is executed on the

Budapest Stock Exchange the purchase price shall not

be higher than 120% of the closing price registered

on the Budapest Stock Exchange on the day before the

transaction, the Board of Directors is entitled to

the acquisition of treasury shares until 31 OCT 2011,

 authorize the Board of Directors by Resolution No.

11/2009 of the AGM is hereby repealed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  P T INDOCEMENT TUNGGAL PRAKARASA TBK

  TICKER:                  N/A                 CUSIP:   Y7127B135

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's annual report and         ISSUER            YES             FOR                  FOR

ratify the Company's consolidated financial

statements for FY 2009

PROPOSAL #2: Approve the appropriation of the                     ISSUER            YES             FOR                  FOR

Company's net profit for FY 2009

PROPOSAL #3: Appointment of the Public Accountant              ISSUER            YES             FOR                  FOR

Firm to audit the Company's book for FY 2010

PROPOSAL #4: Appointment of the member of the Board          ISSUER            YES         AGAINST           AGAINST

of Directors of the Company

PROPOSAL #5: Approve to determine the salary and                ISSUER            YES             FOR                  FOR

other allowances for the member of the Board of

Directors and honorarium for the member of the Board

of Commissioners of the Company

PROPOSAL #6: Amend the Article of Association of the         ISSUER            YES             FOR                  FOR

Company in compliance with Regulation No.IX.E.2,

attachment of the decree of the Bapepam-LK Chairman

no.KEP-413/BL/dated 25 NOV 2009 according material

transaction and changes on main business activity

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARKSON HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y6706L100

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and                 ISSUER            YES             FOR                  FOR

audited financial statements for the FYE 30 JUN 2009

PROPOSAL #2.: Approve the payment of a first and                ISSUER            YES             FOR                  FOR

final cash dividend of 5.0 sen per ordinary share tax

 exempt and the distribution of share dividend on the

 basis of 1 treasury share for every 100 ordinary

shares MYR 1.00 each held in the Company, fractions

of treasury shares to be disregarded

PROPOSAL #3.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

amounting of MYR 199,000

PROPOSAL #4.: Re-elect Mr. Y. Bhg. Dato' Hassan bin          ISSUER            YES             FOR                  FOR

Abdul Mutalip as a Director, who retires by rotation

in accordance with the Article 98 of the Company's

Articles of Association

PROPOSAL #5.: Re-elect Mr. Yeow Teck Chai as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Article 98 of the Company's Articles of

PROPOSAL #6.: Re-elect Mr. Y. Bhg. Dato' Mohamad Daud        ISSUER            YES             FOR                  FOR

 bin Haji Dol Moin, in accordance with Article 99 of

the Company's Articles of Association

PROPOSAL #7.: Re-appoint the Auditors to hold office         ISSUER            YES             FOR                  FOR

until the conclusion of the next AGM and authorize

the Directors to fix their remuneration

PROPOSAL #8.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965 and subject

to the approval of all relevant authorities being

obtained, to issue shares in the Company at any time

and upon such terms and conditions and for such

purposes as the Directors may, in their absolute

discretion deem fit, provided that the aggregate

number of shares issued pursuant to this resolution

does not exceed 10% of the issued and paid-up capital

 of the Company for the time being; [Authority

expires at the conclusion of the next AGM of the

PROPOSAL #9.: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

subsidiaries to enter into recurrent related party

transactions of a revenue or trading nature which are

 necessary for its day-to-day operations as specified

 provided that such transactions are undertaken in

the ordinary course of business and are on normal

commercial terms which are consistent with the

Group's usual business practices and policies, and on

 terms not more favorable to the related parties than

 those generally available to the public and are not

to the detriment of the minority shareholders; and

[Authority expires at the conclusion of the next AGM

of the Company or the expiration of the period within

 which the next AGM after that date is required to be

 held pursuant to Section 143(1) of the Companies

Act, 1965 (but shall not extend to such extension as

may be allowed pursuant to Section 143(2) of the

Companies Act, 1965)]; Authorize the Directors of the

 Company to complete and do all such acts and things

to give effect to the transactions contemplated

and/or authorized by this ordinary resolution

PROPOSAL #10.: Authorize the Company, subject to the         ISSUER            YES             FOR                  FOR

Companies Act, 1965, the provisions of the Articles

of Association of the Company, the Listing

Requirements of Bursa Malaysia Securities Berhad

[Bursa Securities], and the approvals of all relevant

 governmental and/or regulatory authorities, to buy-

back such number of ordinary shares of MYR 1.00 each

in the Company as may be determined by the Directors

of the Company from time to time through Bursa

Securities upon such terms and conditions as the

Directors may deem fit and expedient in the interest

of the Company provided that: i) the aggregate number

 of shares bought-back does not exceed 10% of the

total issued and paid-up capital of the Company at

any point of time; and ii) the maximum amount of

funds to be allocated for the share buy-back shall

not exceed the aggregate of the retained profits

and/or share premium of the Company [hereinafter

referred to as the 'Proposed Share Buy-Back']; and

[Authority expires at the conclusion of the next AGM

of the Company, unless by ordinary resolution passed

at that meeting, the authority is renewed, either

unconditionally or subject to conditions or the

expiration of the period within which the next AGM

after the date it is required by law to be held] and;

 authorize the Directors of the Company to decide in

their absolute discretion to retain the ordinary

shares of MYR 1.00 each in the Company so purchased

by the Company as treasury shares and/or cancel them

and to distribute the treasury shares as share

dividends and/or resell the treasury shares; and to

take all such steps as are necessary or expedient

and/or enter into any and all agreements,

arrangements and guarantee with any party or parties

to implement, finalize and give full effect to the

Proposed Share Buy-Back with full powers to assent to

 any conditions, modifications, revaluations,

variations and/or amendments [if any] as may be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARKSON RETAIL GROUP LTD

  TICKER:                  N/A                 CUSIP:   G69370115

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve the declaration of a final                 ISSUER            YES             FOR                  FOR

dividend of RMB 0.10 per share

PROPOSAL #3.i.a: Re-election of Chew Fook Seng as a          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.i.b: Re-election of Yau Ming Kim, Robert         ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #3.ii: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors and authorize the Board of Directors to fix

their remuneration

PROPOSAL #5.A: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Directors to repurchase shares up to a maximum of

 10% of the existing issued share capital of the

PROPOSAL #5.B: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Directors to allot issue or deal with new shares

up to a maximum of 20% of the existing issued share

capital of the Company

PROPOSAL #5.C: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

granted to the Directors to issue new shares by the

number of shares repurchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARTNER COMMUNICATIONS CO LTD

  TICKER:                  N/A                 CUSIP:   M78465107

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint Kesselman & Kesselman,                 ISSUER            YES         ABSTAIN           AGAINST

Independent Certified Public Accountants in Israel

and a Member of PricewaterhouseCoopers International

Limited Group, as the Company's Auditor for the

period ending at the close of the next AGM

PROPOSAL #2.: Approve the Auditor's remuneration for         ISSUER            YES         ABSTAIN           AGAINST

the YE 31 DEC 2008, as determined by the Audit

Committee and by the Board of Directors and the

report of the Board of Directors with respect to the

remuneration paid to the Auditor and its affiliates

for the YE 31 DEC 2008

PROPOSAL #3.: Approve the audited financial                        ISSUER            YES         ABSTAIN           AGAINST

statements of the Company for the YE 31 DEC 2008 and

the report of the Board of Directors for such period

PROPOSAL #4.: Re-elect Messrs. Fok Kin-ning Canning;         ISSUER            YES         ABSTAIN           AGAINST

Chan Ting Yu; Galil Uzia; Gissin Erez; Lui Dennis Pok

 Man; Shachar Pesach; Sixt Frank John and Mrs. Chow

Woo Mo Fong Susan as the Directors of the Company,

until the close of the next AGM, unless their office

becomes vacant earlier in accordance with the

provisions of the Israeli Companies Law and the

Company's Articles of Association; and approve the

compensation of Mr. Galil and Mr. Gissin, plus

reimbursement of expenses; no change is made to the

respective existing terms of the indemnifications and

 Insurance Policies of the Directors so re-elected,

which terms will continue in full force and effect;

and these resolutions are in the best interest of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARTNER COMMUNICATIONS CO LTD

  TICKER:                  N/A                 CUSIP:   M78465107

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. Bany Beu-Zeev [Woolfson] as        ISSUER            YES             FOR                  FOR

 a new External Director [Dahatz] and approve his

remuneration, indemnification and insurance

PROPOSAL #2.: Approve a ''Run-Off'' Insurance Policy         ISSUER            YES             FOR                  FOR

for the Directors and other office holders of the

Company

PROPOSAL #3.: Approve the registration rights                     ISSUER            YES             FOR                  FOR

agreement [to be entered into at a later date] by and

 between the Company and Scailex Corporation Ltd

PROPOSAL #4.: Grant of Indemnification Letters to              ISSUER            YES             FOR                  FOR

Directors of the Company

PROPOSAL #5.: Approve a new ''D&O'' insurance policy         ISSUER             NO              N/A                  N/A

based on condition [to be entered into at a later

PROPOSAL #6.: Approve the amendments of certain                 ISSUER             NO              N/A                  N/A

provisions in the Company's Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARTNER COMMUNICATIONS CO LTD

  TICKER:                  N/A                 CUSIP:   M78465107

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Re-appoint Kesselman & Kesselman,                   ISSUER            YES         ABSTAIN           AGAINST

independent certified public accountants in Israel

and a Member of PricewaterhouseCoopers International

Limited Group, as the Company's Auditor for the YE at

 the close of the next AGM

PROPOSAL #2: Approve to discuss the Auditor's                     ISSUER            YES         ABSTAIN           AGAINST

remuneration for the YE 31 DEC 2009, as determined by

 the Audit Committee and by the Board of Directors,

and the report of the Board of Directors with respect

 to the remuneration paid to the Auditor and its

affiliates for the YE 31 DEC 2009

PROPOSAL #3: Approve to discuss the Company's audited        ISSUER            YES         ABSTAIN           AGAINST

 financial statements for the YE 31 DEC 2009 and the

report of the Board of Directors for such period

PROPOSAL #4: Re-elect Ilan Ben Dov, Yaron Bloch, Erez        ISSUER            YES         ABSTAIN           AGAINST

 Gissin, Yacov Gelbard, Dr. Shlomo Nass and Yahel

Shachar, to approve the compensation terms of several

 Directors and to approve the insurance and

indemnification of the Directors up for re-election

at the AGM and of Ms. Osnat Ronen

PROPOSAL #5: Approve to grant of indemnification                ISSUER            YES         ABSTAIN           AGAINST

letters to the Directors up for re-election  other

than Mr. Erez Gissin, the existing indemnification

thereof continues in full force and effect  and to

Ms. Osnat Ronen

PROPOSAL #6: Approve of a perennial agreement for the        ISSUER            YES         ABSTAIN           AGAINST

 purchase of handsets, accessories, spare parts and

repair services from Scailex Corporation Ltd, the

controlling party of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PBG S.A.

  TICKER:                  N/A                 CUSIP:   X634AG103

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the stating if the meeting has          ISSUER            YES             FOR                  FOR

been convened in conformity of regulations and

assuming its capability to pass valid resolutions

PROPOSAL #4: Approve the presentation of the agenda           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of the Voting Commission                    ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the presentation by the                       ISSUER            YES             FOR                  FOR

Management Board's report on the Company's financial

statement for 2009, the Management Board's report on

the Company's activity in 2009, the capital groups

consolidated financial statement for 2009, report on

the capital Group's activity in 2009 and the motion

for allocation of profits for 2009

PROPOSAL #7: Approve the presentation by the                       ISSUER            YES             FOR                  FOR

Supervisory Board's report on estimation of the

Company's situation and the Supervisory Board's

report on estimation of the Company's financial

statement for 2009, the Management Board's report on

the Company's activity in 2009, the capital Group's

consolidated financial statement for 2009, report on

the capital Group's activity in 2009 and the motion

for allocation of profits for 2009

PROPOSAL #8: Approve the review of the above                       ISSUER            YES             FOR                  FOR

mentioned reports

PROPOSAL #9: Adopt and approve the Management Board's        ISSUER            YES             FOR                  FOR

 report on the Company's activity and report on the

Company's financial statement for 2009

PROPOSAL #10: Adopt and approve the report on the              ISSUER            YES             FOR                  FOR

capital Group's activity and the capital Group's

consolidated financial statement for 2009

PROPOSAL #11: Adopt the allocation of net profit                ISSUER            YES             FOR                  FOR

earned by the Company in 2009

PROPOSAL #12: Adopt the establishment the date of              ISSUER            YES             FOR                  FOR

dividend payment and the dividend payments pay date

PROPOSAL #13: Grant discharge of the Management Board        ISSUER            YES             FOR                  FOR

 for 2009

PROPOSAL #14: Grant discharge of the Supervisory                ISSUER            YES             FOR                  FOR

Board for 2009

PROPOSAL #15: Adopt the changes to the Supervisory            ISSUER            YES             FOR                  FOR

Boards composition for a new term of office

PROPOSAL #16: Adopt and election of the Supervisory          ISSUER            YES             FOR                  FOR

Boards Members following the expiry of the mandates

of the prevailing members

PROPOSAL #17: Adopt the resolution on changes to the         ISSUER            YES             FOR                  FOR

Company's Statue

PROPOSAL #18: Grant discharging of the Supervisory            ISSUER            YES             FOR                  FOR

Board to establish the consolidated Company's Statue

PROPOSAL #19: Adopt the resolution on changes to the         ISSUER            YES             FOR                  FOR

Supervisory Board's regulations

PROPOSAL #20: Adopt the resolution on changes to the         ISSUER            YES             FOR                  FOR

general meeting's regulations

PROPOSAL #21: Closing of the meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the Directors accounts, to                 ISSUER            YES             FOR                  FOR

examine, discuss and the Company's consolidated

financial statements for the FY ending 31 DEC 2009

PROPOSAL #II: Approve the distribution of net profits        ISSUER            YES             FOR                  FOR

 from the 2009 FY and the distribution of dividends

PROPOSAL #III: Election of Members of the Board of            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #IV: Approve to set the total annual                     ISSUER            YES             FOR                  FOR

remuneration for the Members of the Board of

Directors elected, and for the Executive Committee

PROPOSAL #V: Election of Principal and Substitute              ISSUER            YES             FOR                  FOR

Members of the Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the amendments to the Corporate         ISSUER            YES             FOR                  FOR

Bye-laws of the Company and their consolidation to

amend (a) the main part of Article 5 of the Corporate

 Bye-laws which deals with the description of the

share capital, to consolidate the latest changes to

the capital to the date of the EGM, the current

subscribed for share capital on the date of the

publication of this call notice is BRL

2,436,532,378.30 divided into 391,606,196 common

nominative book entry shares with no par value (b)

paragraph 2 of Articles of the Corporate Bye-laws, to

 improve the wording that provides that the

authorized capital limited provided for in the

Corporate Bye-laws can be achieved through one or

more successive issuances totaling the quantity of

shares provided for there (c) items K and R or

Article 13 of the Corporate Bye-laws to make explicit

 that decisions regarding issuances of real estate

credit certificates are now within the authority of

the executive committee and no longer that of the

Board of Directors (d) Article 15 of the Corporate

Bye-laws to a) increase the maximum number of members

 of the Executive Committee to seven members b)

reformulate the composition of the positions of the

Executive Committee, which will come to be composed

of one President Officer, one financial Vice

President Officer, one Investor Relations Officer,

one Investment and Management Planning Officer, one

Operational Administrative Officer, one Financial

Planning Officer and one Legal Officer c) describe

the new duties of the positions as specified d)

exclude the provisions for the existence of officers

without a specific designation e) the main part of

Article 17 of the Corporate Bye-laws to include a

provision that the Company can be represented also by

 one attorney in fact, individually with the specific

 powers, or by two attorneys in fact jointly, with

specific powers as specified in powers of attorney

granted by two officers, jointly or separately f) the

 sole paragraph of Article 18 of the Corporate Bye-

laws, to extend the maximum period of validity of the

PROPOSAL #II: Approve the fourth issuance of simple          ISSUER            YES             FOR                  FOR

debentures, nominative and book entry, not

convertible into shares of the type with a collateral

 guarantee totaling BRL 600,000,000.00, in a single

and indivisible lot, maturing in 5 years from the

issuance, with registration with the securities

commission waived under the terms of Article 5, Line

II, of Securities Commission instruction number 400

of 23 DEC 2003 as amended for the purpose of

financing the construction of residential

developments carried out by the Company 4th issuance

PROPOSAL #III: Authorize the Board Directors of the          ISSUER            YES             FOR                  FOR

Company to amend in regard to the fourth issuance of

debentures, the matters that are dealt with in the

second part of Paragraph 1 of Article 59 of Law 6406

of 15 DEC 1976 as amended law 6404 76

PROPOSAL #IV: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company to take all the measures to make the fourth

issuance of debentures effective including but not

limited to doing the acts necessary for the signature

 of the documents in reference to the respective

issuance negotiation of the remuneration and of the

terms of the issuance indenture and related contracts

 for the hiring of financial institutions authorized

to operate on the securities market as brokers, of

the fiduciary agent paying institution collateral

agent construction project inspector transfer

institution, legal consultants and other institutions

 that may be necessary to carry out the fourth

issuance of debentures establishing their respective

fees, as well as the publication and the registration

 of the corporate documents with the competent bodies

PROPOSAL #V: Ratify all the acts that have been done         ISSUER            YES             FOR                  FOR

by the Executive Committee before the date of the AGM

 and EGM related to the matters contained in the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the protocol and justification          ISSUER            YES             FOR                  FOR

of share Merger entered into between the Management

of Agre Empreendimentos Imobiliarios S.A. and the

Management of Pdg Realty S.A. Empreendimentos E

Participacoes, from here onward the protocol and

justification, in such a way as to carry out the

Merger of the shares issued by Agre Empreendimentos

Imobiliarios S.A., from here onward Agre, into the

Company

PROPOSAL #II: Ratify the hiring of Acal Consultoria E        ISSUER            YES             FOR                  FOR

 Auditoria S.S.A Company with its Headquarters in the

 city and state of rio de janeiro, at av. Rio Branco,

 181, eighteenth floor, Centro, cep 20040.007, with

corporate taxpayer id number 28.005.734.001.82, from

here onward Acal, to proceed with the preparation of

the asset valuation report of Agre and of the Company

 according to the criteria of the market value of

their shares, from here onward the valuation report,

to determine the substitution ratio of the share

PROPOSAL #III: Approve the valuation report by Acal           ISSUER            YES             FOR                  FOR

PROPOSAL #IV: Approve the capital increase of the              ISSUER            YES             FOR                  FOR

Company and making the share Merger effective

PROPOSAL #V: Approve the amendment of the Corporate          ISSUER            YES             FOR                  FOR

Bylaws of the Company, from here onward Corporate

Bylaws, and their consolidation, to amend the main

part of Article 5 of the Corporate Bylaws, which

deals with the description of the share capital, as a

 result of the capital increase mentioned above, with

 the issuance of up to 148,500,001 new shares and an

increase of the share capital of up to BRL

2,298,963,260.10

PROPOSAL #VI: Approve to confirm and ratify all the          ISSUER            YES             FOR                  FOR

acts that have been done by the Executive Committee

before the date of the EGM of Shareholders related to

 the matters contained in the agenda

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the protocol and justification          ISSUER            YES             FOR                  FOR

of share Merger entered into between the Management

of Agre Empreendimentos Imobiliarios S.A. and the

Management of Pdg Realty S.A. Empreendimentos E

Participacoes, from here onward the protocol and

justification, in such a way as to carry out the

Merger of the shares issued by Agre Empreendimentos

Imobiliarios S.A., from here onward Agre, into the

Company

PROPOSAL #II: Ratify the hiring of Acal Consultoria E        ISSUER            YES             FOR                  FOR

 Auditoria S.S.A Company with its Headquarters in the

 city and state of rio de janeiro, at av. Rio Branco,

 181, eighteenth floor, Centro, cep 20040.007, with

corporate taxpayer id number 28.005.734.001.82, from

here onward Acal, to proceed with the preparation of

the asset valuation report of Agre and of the Company

 according to the criteria of the market value of

their shares, from here onward the valuation report,

to determine the substitution ratio of the share

PROPOSAL #III: Approve the valuation report by Acal           ISSUER            YES             FOR                  FOR

PROPOSAL #IV: Approve the capital increase of the              ISSUER            YES             FOR                  FOR

Company and making the share Merger effective

PROPOSAL #V: Approve the amendment of the Corporate          ISSUER            YES             FOR                  FOR

Bylaws of the Company, from here onward Corporate

Bylaws, and their consolidation, to amend the main

part of Article 5 of the Corporate Bylaws, which

deals with the description of the share capital, as a

 result of the capital increase mentioned above, with

 the issuance of up to 148,500,001 new shares and an

increase of the share capital of up to BRL

2,298,963,260.10

PROPOSAL #VI: Approve to confirm and ratify all the          ISSUER            YES             FOR                  FOR

acts that have been done by the Executive Committee

before the date of the EGM of Shareholders related to

 the matters contained in the agenda

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PERLIS PLANTATIONS BERHAD

  TICKER:                  N/A                 CUSIP:   Y70879104

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the YE 31 DEC 2009 and the reports of the

Directors and Auditors thereon

PROPOSAL #2: Approve the payment of a final single-           ISSUER            YES             FOR                  FOR

tier dividend of 18 Sen per share in respect of the

FYE 31 DEC 2009 as recommended by the Directors

PROPOSAL #3: Approve the payment of Directors fees of        ISSUER            YES             FOR                  FOR

 MYR 259,933 for the FYE 31 DEC 2009

PROPOSAL #4: Election of  Dato' Capt. Ahmad Sufian @         ISSUER            YES             FOR                  FOR

Qurnain bin Abdul Rashid as a Director, who retires

pursuant to Article 88 of the Articles of Association

 of the Company

PROPOSAL #5: Re-elect Mr. Tan Gee Sooi as a Director,        ISSUER            YES             FOR                  FOR

 who retires pursuant to Article 107 of the Articles

of Association of the Company

PROPOSAL #6: Re-appoint Datuk Oh Siew Nam as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company pursuant to Section 129(6) of

 the Companies Act 1965 to hold office until the

conclusion of the next AGM of the Company

PROPOSAL #7: Re-appoint Dato Sri Liang Kim Bang as a         ISSUER            YES             FOR                  FOR

Director of the Company pursuant to Section 129(6) of

 the Companies Act 1965, to hold office until the

conclusion of the next AGM of the Company

PROPOSAL #8: Re-appoint YM Raja Dato' Seri Abdul Aziz        ISSUER            YES             FOR                  FOR

 bin Raja Salim as a Director of the Company pursuant

 to Section 129(6) of the Companies Act 1965, to hold

 office until the conclusion of the next AGM of the

Company

PROPOSAL #9: Re-appointment of Messrs. Mazars as the         ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #10: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to the Companies Act 1965 and the Articles

of Association of the Company, to allot and issue

shares in the Company at any time until the

conclusion of the next AGM and upon such terms and

conditions and for such purposes as the Directors

may, in their absolute discretion, deem fit provided

that the aggregate number of shares to be issued does

 not exceed 10% of the issued and paid-up share

capital of the Company for the time being and that

the Directors be and are also empowered to obtain

approval for the listing of and quotation for the

additional shares so issued on Bursa Malaysia

PROPOSAL #11: Approve specified together with details        ISSUER            YES             FOR                  FOR

 of the Proposed Shareholders' Mandate are set out in

 the Circular to Shareholders dated 27 APR 2010

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I

  TICKER:                  N/A                 CUSIP:   Y71474137

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to appoint the Board of                     ISSUER            YES         AGAINST           AGAINST

Directors and the Commissioners

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I

  TICKER:                  N/A                 CUSIP:   Y71474137

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Ratify the 2009 financial report and              ISSUER            YES             FOR                  FOR

acquit et decharge for the Directors and the

Commissioners

PROPOSAL #3: Approve the 2009 profit allocation                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve to determine the remuneration            ISSUER            YES             FOR                  FOR

for 2010 for the Directors and Commissioners

PROPOSAL #5: Appointment of the Public Accountant for        ISSUER            YES             FOR                  FOR

 2010

PROPOSAL #6: Amend the Articles of Association                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Approve the utilization of treasury                ISSUER            YES         AGAINST           AGAINST

stock resulted from Share Buy Backs I, II and III

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROBRAS ENERGIA S A

  TICKER:                  N/A                 CUSIP:   P7873P114

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and                        ISSUER             NO              N/A                  N/A

informative summary,  inventory, balance sheet,

income statement, evolution of the equity, cash flow

statement, complimentary notes and attachments to the

 balance sheet and the version in the English

language of the mentioned documents, the opinion of

the Auditor, report from the oversight committee and

additional information required  by Article 68 of the

 stock exchange regulations, for the FYE 31 DEC 2009

PROPOSAL #2.: Approve the term in office of the                 ISSUER             NO              N/A                  N/A

Management and oversight bodies for the FYE 31 DEC

PROPOSAL #3.: Approve the allocation of profit                    ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Approve the acceptance of the                        ISSUER             NO              N/A                  N/A

resignation of full Members of the Board of

Directors, election of full Members of the Board of

Directors, election of the alternate Members of the

Board of Directors and establishing their order for

joining the Board

PROPOSAL #5.: Elect the full and alternate Members of        ISSUER             NO              N/A                  N/A

 the oversight Committee

PROPOSAL #6.: Approve the remuneration of the Members        ISSUER             NO              N/A                  N/A

 of the Board of Directors and Members of the

oversight Committee

PROPOSAL #7.: Approve the compensation of the                     ISSUER             NO              N/A                  N/A

Certified Public Accountant who audited the balance

sheet to 31 DEC 2009 and designation of the Certified

 Public Accountant to perform the outside auditing

functions for the new FY

PROPOSAL #8.: Approve the budget for the Audit                   ISSUER             NO              N/A                  N/A

Committee

PROPOSAL #9.: Ratify all of that which was done based        ISSUER             NO              N/A                  N/A

 on the Merger by Absorption between Petrobras

Energia S.A. and Petrobras Energia Participaciones S.A

PROPOSAL #10.: Approve the term in office of the                ISSUER             NO              N/A                  N/A

Management body of the  Company that exercised the

Management of Petrobras Energia Participaciones S.A.

from 27 MAR 2009 until its dissolution

PROPOSAL #11.: Approve the term in office of the                ISSUER             NO              N/A                  N/A

oversight body of Petrobras Energia Participaciones

S.A for the FY that began on 01 JAN 2009 until its

dissolution

PROPOSAL #12.: Approve the remuneration for the                 ISSUER             NO              N/A                  N/A

Members of the oversight Committee of Petrobras

Energia Participaciones S.A

PROPOSAL #13.: Approve the designation of 2                        ISSUER             NO              N/A                  N/A

shareholders to sign the minutes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROBRAS ENERGIA SA, BUENOS AIRES

  TICKER:                  N/A                 CUSIP:   P7873P114

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Approve the amendment of the Corporate        ISSUER             NO              N/A                  N/A

 Bylaws of the Company to to amend the quantitative

limit of preferred shares to 2,400,000,000 shares

issued by the Company, maintaining the current amount

 of BRL 60,000,000,000.00 in accordance with the

terms of Article 40, line I, of the Corporate bylaws

of the Company, observing the transitory provision

indicated in item C below

PROPOSAL #1.B: Approve the amendment of the Corporate        ISSUER             NO              N/A                  N/A

 Bylaws of the Company to amend the Corporate Bylaws

of the Company to insert a Clause to set an

authorized capital limit for common shares issued by

the Company, in the amount of BRL 90,000,000,000.00,

through the issuance of common shares within the

limit of  3,200,000,000 shares, in accordance with

the terms of Article 40 of the       Corporate bylaws

 of the Company, observing the transitory provision

indicated in item C below, as well as to make the

necessary adjustments in the cross    references

throughout the Corporate Bylaws of the Company, as a

function of   the provision in the new Section

PROPOSAL #1.C: Approve the amendment of the Corporate        ISSUER             NO              N/A                  N/A

 Bylaws of the Company to amend the Corporate Bylaws

of the Company to insert a transitory provision to

clarify that the authorized capital limits inserted

in accordance with the terms of items A and B above

will be valid only for the issuance of common and

preferred shares specific ally within the context of

an offer for public share subscription that contains

a priority allocation structure in accordance with

the terms of Article 21 of national securities

commission instruction number 400 of 29 DEC 2003, and

 that gives a preemptive right to the share holders,

PROPOSAL #CONT: CONTD. accordance with the terms of          ISSUER             NO              N/A                  N/A

Article 171, read together wit h Article 172, of law

number 6404 of 15 DEC 1976, as amended, from here

onward the Brazilian Corporate law, without prejudice

 to the provision in Item D in regard to the

exclusion of the preemptive right or reduction of the

 period for its exercise, with it being observed t

hat such an offer must be made with in a period of

one year counted from the date of the resolution

passed by the EGM called

PROPOSAL #1.D: Approve the amendment of the Corporate        ISSUER             NO              N/A                  N/A

 Bylaws of the Company to amend the language of

paragraphs 1 and 2 of Article 4 of the Corporate

bylaws of the Company, because of the change in the

authorized capital limit of the Company, as provided

for above, allowing the Board of Directors of the

Company to approve the capital increase through the

issuance of common shares and or of preferred shares,

 without granting a preemptive right to the

shareholders, or with a reduction of the period that

is dealt with in Article 171, paragraph 4, of the

Corporate law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROCHINA CO LTD

  TICKER:                  N/A                 CUSIP:   Y6883Q104

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for the year 2009

PROPOSAL #2: Receive the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the year 2009

PROPOSAL #3: Approve the Audited Financial Statements        ISSUER            YES             FOR                  FOR

 of the Company for the year 2009

PROPOSAL #4: Approve the declaration and payment of          ISSUER            YES             FOR                  FOR

the final dividends for the YE 31 DEC 2009 in the

amount and in the manner recommended by the Board of

Directors

PROPOSAL #5: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

determine the distribution of interim dividends for

the year 2010

PROPOSAL #6: Approve the continuation of appointment         ISSUER            YES             FOR                  FOR

of PricewaterhouseCoopers, Certified Public

Accountants, as the International Auditors of the

Company and  PricewaterhouseCoopers Zhong Tian CPAs

Company Limited, Certified Public  Accountants, as

the Domestic Auditors of the Company, for the year

2010 and  authorize the Board of Directors to fix

their remuneration

PROPOSAL #7: Approve the transaction as contemplated         ISSUER            YES         AGAINST           AGAINST

in the Subscription Agreement entered into between

the Company, China Petroleum Finance Co., Ltd and

China National Petroleum Corporation dated 25 MAR 2010

PROPOSAL #S.8: Authorize the Board of Directors,                ISSUER            YES             FOR                  FOR

granted an unconditional general   mandate to

separately or concurrently issue, allot and deal with

 additional  domestic shares and overseas listed

foreign shares of the Company in  accordance with the

 status quo of the market, including to decide on the

 class   and number of shares to be issued; the

pricing mechanism and/or the issue   price (or the

range of issue price); the opening and closing date

and time of   such issue; the class and number of

shares to be issued and allotted to current

shareholders of the Company; and/or to make any

proposals, enter into any   agreements or grant any

share options or conversion rights which may invo ve

  the exercise of the power mentioned above; the

number of the domestic shares and overseas listed

foreign shares issued and allotted or agreed

conditionally or unconditionally to be issued and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROLEO BRASILEIRO S.A. - PETROBRAS

  TICKER:                  PBRA               CUSIP:   71654V101

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O4: ELECTION OF MEMBERS OF THE BOARD OF              ISSUER            YES         AGAINST           AGAINST

DIRECTORS

PROPOSAL #O6: ELECTION OF MEMBERS OF THE AUDIT BOARD         ISSUER            YES         AGAINST           AGAINST

AND THEIR RESPECTIVE SUBSTITUTES

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROLEO BRASILEIRO S.A. - PETROBRAS

  TICKER:                  PBR                 CUSIP:   71654V408

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1: MANAGEMENT REPORT, FINANCIAL STATEMENTS        ISSUER            YES             FOR                  FOR

 AND AUDIT COMMITTEE'S OPINION FOR THE FISCAL YEAR

PROPOSAL #O2: CAPITAL EXPENDITURE BUDGET FOR THE                ISSUER            YES             FOR                  FOR

FISCAL YEAR 2010

PROPOSAL #O3: DISTRIBUTION OF RESULTS FOR THE FISCAL         ISSUER            YES             FOR                  FOR

YEAR 2009

PROPOSAL #O4: ELECTION OF MEMBERS OF THE BOARD OF              ISSUER            YES         AGAINST           AGAINST

DIRECTORS

PROPOSAL #O5: ELECTION OF CHAIRMAN OF THE BOARD OF            ISSUER            YES         AGAINST           AGAINST

DIRECTORS

PROPOSAL #O6: ELECTION OF MEMBERS OF THE AUDIT BOARD         ISSUER            YES         AGAINST           AGAINST

AND THEIR RESPECTIVE SUBSTITUTES

PROPOSAL #O7: ESTABLISHMENT OF THE COMPENSATION OF            ISSUER            YES         AGAINST           AGAINST

MANAGEMENT AND EFFECTIVE MEMBERS OF THE AUDIT

COMMITTEE, AS WELL AS THEIR PARTICIPATION IN THE

PROFITS PURSUANT TO ARTICLES 41 AND 56 OF THE BYLAWS.

PROPOSAL #E1: INCREASE IN THE CAPITAL STOCK THROUGH          ISSUER            YES             FOR                  FOR

THE INCORPORATION OF PART OF THE REVENUE RESERVES AND

 PROFIT RESERVES.

PROPOSAL #E2: THE WAIVER OF THE PREFERENCE RIGHT AT          ISSUER            YES             FOR                  FOR

THE QUATTOR PARTICIPACOES S.A. EQUITY ISSUANCE, AS A

RESULT OF THE ACQUISITION OF THE STAKES HELD BY UNIAO

 DE INDUSTRIAS PETROQUIMICAS S.A.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROLEO BRASILEIRO S.A. - PETROBRAS

  TICKER:                  PBR                 CUSIP:   71654V408

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE MODIFICATION OF THE                ISSUER            YES             FOR                  FOR

BYLAWS OF THE COMPANY, ALL AS MORE FULLY DESCRIBED IN

 THE COMPANY'S WEBSITE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROLEO BRASILEIRO SA PETROBRAS

  TICKER:                  N/A                 CUSIP:   P78331132

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss and vote              ISSUER            YES             FOR                  FOR

upon the Board of Directors annual report, the

financial statements and the Independent Auditors

report relating to FYE 31 DEC 2009

PROPOSAL #2: Approve the capital budget relating to          ISSUER            YES             FOR                  FOR

the FYE 31 DEC 2009

PROPOSAL #3: Approve the destination of the YE                   ISSUER            YES             FOR                  FOR

results of 2009

PROPOSAL #4: Election of Members of the Board of                ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #5: Election of President of the Board of            ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #6: Election of the members of the Finance          ISSUER            YES         AGAINST           AGAINST

Committee, and their respective

PROPOSAL #7: Approve to set the total annual payment         ISSUER            YES         AGAINST           AGAINST

for the members of the Board of Directors and the

payment for the members of the Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROLEO BRASILEIRO SA PETROBRAS

  TICKER:                  N/A                 CUSIP:   P78331132

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the increase of the share                   ISSUER            YES             FOR                  FOR

Capital by the inclusion of part of the Capital

reserves and profit reserves, in the amount of BRL

6.142 billion, increasing the share Capital from BRL

78.967 billion to BRL 85.109 billion, without

changing the number of common and preferred shares,

in accordance with Article 40, line III, of the

corporate bylaws of the company, and the consequent

amendment of the wording of Article 4 of the

PROPOSAL #2: Approve the waiver of the preemptive              ISSUER            YES             FOR                  FOR

rights in the subscription of shares in quattor

participacoes s.a., on the occasion of the

acquisition, by braskem S.A, of the ownership

interest held by Uniao De Industrias Petroquimicas S.A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROLEO BRASILEIRO SA PETROBRAS

  TICKER:                  N/A                 CUSIP:   P78331132

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Approve to reform the corporate bylaws        ISSUER            YES             FOR                  FOR

 of the Company: to amend the quantitative limit of

preferred shares to 2,400,000,000 shares issued by

the Company, maintaining the current amount of BRL

60,000,000,000.00 in accordance with the terms of

Article 40, line i, of the corporate bylaws of the

Company, observing the transitory provision indicated

 in item c below

PROPOSAL #1.B: Approve to reform the corporate bylaws        ISSUER            YES             FOR                  FOR

 of the Company: to insert a Clause to set an

authorized capital limit for common shares issued by

the Company, in the amount of BRL 90,000,000,000.00,

through the issuance of common shares within the

limit of 3,200,000,000 shares, in accordance with the

 terms of Article 40 of the corporate bylaws of the

Company, observing the transitory provision indicated

 in item c below, as well as to make the necessary

adjustments in the cross references throughout the

corporate bylaws of the Company, as a function of the

 provision in the new section

PROPOSAL #1.C: Approve to reform the corporate bylaws        ISSUER            YES             FOR                  FOR

 of the Company: to insert a transitory provision to

clarify that the authorized capital limits inserted

in accordance with the terms of items a and b above

will be valid only for the issuance of common and

preferred shares specifically within the context of

an offer for public share subscription that contains

a priority allocation structure in accordance with

the terms of Article 21 of national securities

commission instruction number 400 of 29 DEC 2003, and

 that gives a preemptive right to the shareholders,

PROPOSAL #CONTD: CONTD. in accordance with the terms         ISSUER             NO              N/A                  N/A

of Article 171, read together with Article 172, of

law number 6404 of 15 DEC 1976, as amended, from here

 onward the Brazilian Corporate Law, without

prejudice to the provision in item d in regard to the

 exclusion of the preemptive right or reduction of

the period for its exercise, with it being observed

that such an offer must be made within a period of

one year counted from the date of the resolution

passed by the EGM called here

PROPOSAL #1.D: Approve to reform the corporate bylaws        ISSUER            YES             FOR                  FOR

 of the Company: to amend the language of Paragraph 2

 of Article 4 of the corporate bylaws of the Company,

 because of the change in the authorized capital

limit of the Company, as provided for above, allowing

 the Board of Directors of the Company to approve the

 capital increase through the issuance of common

shares and or of preferred shares, without granting a

 preemptive right to the shareholders, or, if this

right is granted, it will be with a reduction of the

period that is dealt with in Article 171, Paragraph

4, of the Brazilian Corporate Law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROLEO BRASILEIRO SA PETROBRAS, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P78331140

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To examine, discuss and vote upon the          ISSUER             NO              N/A                  N/A

Board of Directors annual report, the financial

statements and the Independent Auditors report

relating to FYE 31 DEC 2009

PROPOSAL #2.: Approval of the capital budget relating        ISSUER             NO              N/A                  N/A

 to the FY that ended on 31 DEC 2009

PROPOSAL #3.: Destination of the YE results of 2009           ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Election of the Members of the Board of        ISSUER            YES         AGAINST           AGAINST

 Directors

PROPOSAL #5.: To elect the President of the Board of         ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #6.: Election of the Members of the Finance         ISSUER            YES         AGAINST           AGAINST

Committee, and their respective

PROPOSAL #7.: To set the total annual payment for the        ISSUER             NO              N/A                  N/A

 Members of the Board of Directors and the payment

for the Members of the Finance Committee

PROPOSAL #S.8: Authorize Capitalization of Reserves           ISSUER             NO              N/A                  N/A

PROPOSAL #S.9: Eliminate Preemptive Rights                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROLEO BRASILEIRO SA PETROBRAS, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P78331140

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Company's Bye-Laws to increase        ISSUER             NO              N/A                  N/A

 the number of authorized preferred shares

PROPOSAL #2: Amend the Company's Bye-Laws to increase        ISSUER             NO              N/A                  N/A

 the number of authorized common shares

PROPOSAL #3: Amend the Company's Bye-Laws to include         ISSUER             NO              N/A                  N/A

transitory provision to issue shares with or without

preemptive rights

PROPOSAL #4: Amend the Articles 4 of the Company's            ISSUER             NO              N/A                  N/A

Bye-Laws to reflect the changes in its capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETRONAS DAGANGAN BHD PDB

  TICKER:                  N/A                 CUSIP:   Y6885A107

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the YE 31 MAR 2009 together with the

reports of the Directors and the Auditors thereon

PROPOSAL #2.: Approve the payment of final dividend          ISSUER            YES             FOR                  FOR

of 33 sen per ordinary share less income tax at 25%

in respect of the YE 31 MAR 2009

PROPOSAL #3.: Re-elect Datuk Anuar Bin Ahmad as a              ISSUER            YES             FOR                  FOR

Director, pursuant to Article 93 of the Company's

Articles of Association

PROPOSAL #4.: Re-elect Dato' Kamaruddin Bin Mohd                ISSUER            YES             FOR                  FOR

Jamal as a Director, pursuant to Article 93 of the

Company's Articles of Association

PROPOSAL #5.: Re-elect Md Arif Bin Mahmood as a                 ISSUER            YES             FOR                  FOR

Director, pursuant to the Article 96 of the Company's

 Articles of Association

PROPOSAL #6.: Approve the payment of the Directors'          ISSUER            YES             FOR                  FOR

fees in respect of the YE 31 MAR 2009

PROPOSAL #7.: Re-appoint Messrs. KPMG Desa Megat &            ISSUER            YES             FOR                  FOR

Co. as the Auditors of the Company and authorize the

Directors to fix their remuneration

PROPOSAL #8.: Re-appoint Dato' Chew Kong Seng as a            ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Section 129 of the Companies Act, 1965, to hold

office until the conclusion of the next AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETRONAS GAS BHD

  TICKER:                  N/A                 CUSIP:   Y6885J116

  MEETING DATE:      7/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the FYE 31 MAR 2009 together with the

reports of the Directors and Auditors thereon

PROPOSAL #2.: Approve the payment of final dividend          ISSUER            YES             FOR                  FOR

of 20% per ordinary share tax exempt, 5.1% per

ordinary share less 25% tax and 9.9% per ordinary

share tax exempt under the single tier tax system in

respect of the FYE 31 MAR 2009

PROPOSAL #3.: Re-elect Mr. Datuk Wan Zulkiflee bin            ISSUER            YES             FOR                  FOR

Wan Ariffin as a Director, pursuant to Article 93 of

the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Mohammed Azhar bin Osman          ISSUER            YES             FOR                  FOR

Khairuddin as a Director, pursuant to Article 93 of

the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Samsudin bin Miskon as a          ISSUER            YES         AGAINST           AGAINST

Director, pursuant to Article 93 of the Company's

Articles of Association

PROPOSAL #6.: Approve the Directors' fees in respect         ISSUER            YES             FOR                  FOR

of the FYE 31 MAR 2009

PROPOSAL #7.: Re-appoint Messrs. KPMG Desa Megat &            ISSUER            YES             FOR                  FOR

Co. as the Auditors of the Company and authorize the

Directors to fix their remuneration

PROPOSAL #8.: Re-appoint Mr. Dato' Chew Kong Seng as         ISSUER            YES             FOR                  FOR

a Director of the Company, who retires in accordance

with Section 129 of the Companies Act, 1965 in

Malaysia to hold office until the conclusion of next

AGM of the Company

PROPOSAL #9.: Re-appoint Mr. Datuk Mohd Zain bin Haji        ISSUER            YES             FOR                  FOR

 Abdul Majid as a Director of the Company, who

retires in accordance with Section 129 of the

Companies Act, 1965 in Malaysia to hold office until

the conclusion of next AGM of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PGE POLSKA GRUPA ENERGETYCZNA S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X6447Z104

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Elect the Chairman                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve to confirm the meeting has been         ISSUER            YES             FOR                  FOR

duly convened and has the capability to adopt

resolutions

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve to change the Company Statutes           ISSUER            YES             FOR                  FOR

PROPOSAL #6: Amend the regulations of the general              ISSUER            YES             FOR                  FOR

meeting of the Company

PROPOSAL #7: Adopt the resolution on changes in the          ISSUER            YES             FOR                  FOR

composition of the Company's Supervisory Board,

including the appointment of Members of the

Supervisory Board meeting the conditions specified in

 Clause 21 of the Company Statutes

PROPOSAL #8: Adopt the resolution concerning the                ISSUER            YES             FOR                  FOR

Company's coverage of the cost of convening and

holding the general meeting

PROPOSAL #9: All other business                                              ISSUER             NO              N/A                  N/A

PROPOSAL #10: Closing of the general meeting                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PGE POLSKA GRUPA ENERGETYCZNA S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X6447Z104

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the General Meeting                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of a Chairperson of the General        ISSUER            YES             FOR                  FOR

 Meeting

PROPOSAL #3: Approve the ascertainment of the                     ISSUER            YES             FOR                  FOR

correctness of convening the General Meeting and its

capability of adopting binding resolutions

PROPOSAL #4: Adopt a decision not to elect the                   ISSUER            YES             FOR                  FOR

Returning Committee

PROPOSAL #5: Adopt the agenda of the General Meeting         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Adopt a resolution concerning the                   ISSUER            YES             FOR                  FOR

consideration and approval of the financial

statements of PGE Polska Grupa Energetyczna S.A. for

PROPOSAL #7: Adopt a resolution concerning the                   ISSUER            YES             FOR                  FOR

consideration and approval of the Management Board's

report on the activities of PGE Polska Grupa

Energetyczna S.A. for the year 2009

PROPOSAL #8: Adopt a resolution concerning the                   ISSUER            YES             FOR                  FOR

consideration and approval of the consolidated

financial statements consistent with IFRS of the PGE

Polska Grupa Energetyczna Capital Group for the year

2009

PROPOSAL #9: Adopt a resolution concerning the                   ISSUER            YES             FOR                  FOR

consideration and approval of the consolidated

Management Board's report on the activities of the

PGE Polska Grupa Energetyczna Capital Group for the

year 2009

PROPOSAL #10: Adopt a resolution concerning the                 ISSUER            YES             FOR                  FOR

distribution of the Company's net profit for the

financial year 2009 as well as the determination of

the dividend date and the dividend payment date

PROPOSAL #11: Adopt a resolution concerning the                 ISSUER            YES             FOR                  FOR

granting of discharge to the members of the

Management Board and Supervisory Board

PROPOSAL #12: Adopt a resolution concerning the                 ISSUER            YES             FOR                  FOR

granting of an annual award to President of the

Management Board for the year 2009

PROPOSAL #13: Adopt a resolution concerning changes          ISSUER            YES             FOR                  FOR

in the Company's Statutes

PROPOSAL #14: Closing of the General Meeting                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PHARMSTANDARD JSC, UFA

  TICKER:                  N/A                 CUSIP:   717140206

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the financial statements for the          ISSUER            YES             FOR                  FOR

year 2009 and 2009 annual report; allocation of

profit and losses of the company based on year 2009

financial results

PROPOSAL #2: Approve the dividends for the year 2009         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of the Board of Directors                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Election of Audit Committee                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appointment of Independent Audit Company        ISSUER            YES             FOR                  FOR

 for the year 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PHILIPPINE LONG DISTANCE TEL CO

  TICKER:                  N/A                 CUSIP:   718252109

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the audited financial                        ISSUER             NO              N/A                  N/A

statements for the FYE 31 DEC 2009 contained in the

Company's 2009 annual report

PROPOSAL #2.1: Election of Rev. Fr. Bienvenido F.              ISSUER             NO              N/A                  N/A

Nebres, S. J. as an Independent Director for the

ensuing year

PROPOSAL #2.2: Election of Mr. Oscar S. Reyes as an          ISSUER             NO              N/A                  N/A

Independent Director for the ensuing year

PROPOSAL #2.3: Election of Mr. Pedro E. Roxas as an          ISSUER             NO              N/A                  N/A

Independent Director for the ensuing year

PROPOSAL #2.4: Election of Mr. Alfred V. Ty as an              ISSUER             NO              N/A                  N/A

Independent Director for the ensuing year

PROPOSAL #2.5: Election of Mr. Donald G. Dee as a              ISSUER             NO              N/A                  N/A

Director for the ensuing year

PROPOSAL #2.6: Election of Ms. Helen Y. Dee as a                ISSUER             NO              N/A                  N/A

Director for the ensuing year

PROPOSAL #2.7: Election of Atty. Ray C. Espinosa as a        ISSUER             NO              N/A                  N/A

 Director for the ensuing year

PROPOSAL #2.8: Election of Mr. Tatsu Kono as a                   ISSUER             NO              N/A                  N/A

Director for the ensuing year

PROPOSAL #2.9: Election of Mr. Takashi Ooi as a                 ISSUER             NO              N/A                  N/A

Director for the ensuing year

PROPOSAL #2.10: Election of Mr. Napoleon L. Nazareno         ISSUER             NO              N/A                  N/A

as a Director for the ensuing year

PROPOSAL #2.11: Election of Mr. Manuel V. Pangilinan         ISSUER             NO              N/A                  N/A

as a Director for the ensuing year

PROPOSAL #2.12: Election of Mr. Albert F. Del Rosario        ISSUER             NO              N/A                  N/A

 as a Director for the ensuing year

PROPOSAL #2.13: Election of Mr. Tony Tan Caktiong as         ISSUER             NO              N/A                  N/A

a Director for the ensuing year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PHISON ELECTRONICS CORP

  TICKER:                  N/A                 CUSIP:   Y7136T101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the revision to         ISSUER             NO              N/A                  N/A

the rules of the Board meetings

PROPOSAL #A.4: Receive the report on the status of            ISSUER             NO              N/A                  N/A

new shares issuance via private placement

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings

PROPOSAL #B.4: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PICC PROPERTY AND CASUALTY COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y6975Z103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for 2009

PROPOSAL #2: Approve the Report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Report of the Auditors of the Company for

the YE 31 DEC 2009

PROPOSAL #4: Approve the Profit Distribution Plan of         ISSUER            YES             FOR                  FOR

the Company for the YE 31 DEC 2009

PROPOSAL #5: Approve Directors' fees for 2010                      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the Supervisors' fees for 2010           ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-appoint Ernst & Young as the                       ISSUER            YES             FOR                  FOR

International Auditors of the Company and Ernst &

Young Hua Ming as the domestic auditors of the

Company to hold office until the conclusion of the

next AGM, and authorize the Board of Directors to fix

 their remuneration

PROPOSAL #S.8: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Board of Directors to separately or concurrently

issue, allot or deal with additional domestic shares

and H shares in the Company not exceeding 20% of each

 of the aggregate nominal      amount of the domestic

 shares and H shares of the Company in issue within

12  months from the date on which shareholders'

approval is obtained, and authorize the Board of

Directors to increase the registered capital of the

  Company and make corresponding amendments to the

Articles of Association of  the Company as it thinks

fit so as to reflect the new capital structure upon

the issue or allotment of shares

PROPOSAL #S.9: Approve the proposed amendments to the        ISSUER            YES             FOR                  FOR

 Articles of Association, and authorize the Chairman

of the Board of Directors or his authorized person to

 make amendments to the Articles of Association as he

 deems necessary, appropriate  and expedient in

accordance with the applicable laws, regulations and

the requirements of China Insurance Regulatory

Commission and other relevant authorities

PROPOSAL #S.10: Approve the proposed amendments to            ISSUER            YES             FOR                  FOR

the Procedural Rules for Shareholders' General

Meeting, and authorize the Chairman of the Board of

Directors or his  authorized person to make

corresponding revisions to these proposed

amendments as he deems necessary and appropriate in

accordance with the requirements imposed by the

relevant regulatory authorities and by the stock

exchange of the place where the Company is listed

from time to time during    the approval process

PROPOSAL #S.11: Approve the proposed amendments to            ISSUER            YES             FOR                  FOR

the Procedural Rules for the Board of Directors, and

authorize the Chairman of the Board of Directors or

his authorized person to make corresponding revision

to these proposed amendments as he deems necessary

and appropriate in accordance with the requirements

imposed by the relevant regulatory authorities and by

 the stock exchange of the place where the Company is

 listed from time to time during the approval

PROPOSAL #S.12: Approve the proposed amendments to            ISSUER            YES             FOR                  FOR

the Working Rules for the Supervisory Committee, and

authorize the Chairman of the Supervisory Committee

or his authorized person to make corresponding

revision to these proposed amendments as he deems

necessary and appropriate in accordance with the

requirements imposed by the relevant regulatory

authorities and by the stock exchange of the place

where the Company is listed from time to time during

PROPOSAL #13: To review the Duty Report of the                   ISSUER             NO              N/A                  N/A

Independent Directors for the Year 2009

PROPOSAL #S.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue of a 10-year subordinated term debts with an

aggregate principal amount of not exceeding RMB 8,000

 million by the Company, and to determine the terms

and conditions and other relevant matters of such

issue, and do all such acts and things or execute all

 such documents as it may in its opinion consider

necessary, appropriate or expedient for the purpose

of effecting or otherwise in connection with such

issue or any matter incidental thereto

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PICK'N PAY STORES LTD

  TICKER:                  N/A                 CUSIP:   S60947108

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.O.1: Approve and adopt the annual                     ISSUER            YES             FOR                  FOR

financial statements of the Company and its

subsidiaries, for the YE 28 FEB 2010

PROPOSAL #2.O.2: Re-appoint KPMG Inc. as Independent         ISSUER            YES             FOR                  FOR

Auditors of the Company and to appoint Mr. P. Farrand

 as the designated Auditor to hold office for the

ensuing year

PROPOSAL #3.O.1: Election of Mrs. SD Ackerman-Berman         ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #3.O.2: Election of Mr. JG Ackerman as                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.O.3: Election of Mr. NP Badminton as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.O.4: Election of Mr. J van Rooyen as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.O.5: Election of Mr. RSJ van Rensburg as         ISSUER            YES             FOR                  FOR

a Director of the Company

PROPOSAL #4.O.4: Appoint Messrs. J van Rooyen                     ISSUER            YES             FOR                  FOR

(Chairman), BJ van der Ross and RSJ van Rensburg as

the Company's Audit, Risk and Compliance Committee

Members for the ensuing year

PROPOSAL #5.O.5: Approve and ratify the housing loans        ISSUER            YES         AGAINST           AGAINST

 granted to the Company's Directors as at 28 FEB

2010, as specified in the financial statements

accompanying this notice of AGM

PROPOSAL #6.O.6: Approve the remuneration report                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.O.7: Approve that the Directors' fees for        ISSUER            YES             FOR                  FOR

 the YE 28 FEB 2011 be as specified

PROPOSAL #8.S.1: Authorize the Company, as a general         ISSUER            YES             FOR                  FOR

approval contemplated in Sections 85 and 89 of the

Companies Act No. 61 of 1973 (as amended) (the

Companies Act), the acquisition by the Company or any

 of its subsidiaries from time to time of the issued

shares of the Company or its holding company, upon

such terms and conditions and in such amounts as the

Directors of the Company may from time to time

determine, but subject to the Articles of Association

 of the CONTD.

PROPOSAL #CONTD: CONTD. Company, the provisions of            ISSUER             NO              N/A                  N/A

the Companies Act and the JSE Limited (JSE) Listings

Requirements (JSE Listings Requirements) as presently

 constituted and which may be amended from time to

time, and provided that acquisitions by the Company

and its subsidiaries of shares in the capital of the

Company or its holding company may not, in the

aggregate, exceed in any one financial year 5% of the

 Company's issued share capital of the class of

repurchased shares from the date of the grant of this

 general approval

PROPOSAL #9.O.8: Approve that 24 million (5% of                 ISSUER            YES             FOR                  FOR

issued share capital) of the unissued authorized

ordinary shares in the Company (which for the

purposes of the JSE Listings Requirements and these

resolutions shall include treasury shares) be and are

 hereby placed under the control of the Directors

until the next AGM, subject to the provisions of the

Companies Act and the JSE Listings Requirements and

the condition that no issue of these shares will be

made if it could have the effect of changing control

of the Company No issue of these shares is

contemplated at the present time and no issue will be

 made that could effectively change the control of

the Company without the prior approval of

PROPOSAL #10O.9: Approve that so many unissued                   ISSUER            YES         AGAINST           AGAINST

ordinary shares of ZAR 0.0125 each in the capital of

the Company as are necessary, from time to time, to

implement the terms and provisions of the Pick n Pay

1997 Share Option Scheme, as amended (the Share

Scheme), be and they are hereby placed under the

control of the Directors of the Company, who are

specifically authorized in terms of Section 221(2)

and for purposes of Section 222 of the Companies Act,

 subject to the limits contained in the rules of the

Share Scheme, to allot and issue from time to time

all or any of such shares in accordance with the

terms and conditions of the Share Scheme

PROPOSAL #11O10: Authorize the Directors of the                 ISSUER            YES             FOR                  FOR

Company, subject to not less than 75% (seventy-five

percent) of the votes cast by those shareholders of

the Company present in person or represented by proxy

 to vote at this AGM voting in favour of this

ordinary resolution, to issue (which shall for the

purposes of the JSE Listings Requirements include the

 sale of treasury shares) for cash (as contemplated

in the JSE Listings Requirements) all or any of the

authorized but unissued CONTD.

PROPOSAL #CONTD: CONTD. shares in the capital of the         ISSUER             NO              N/A                  N/A

Company, including options, as and when they in their

 discretion deem fit, subject to the Companies Act,

the Articles of Association of the Company and the

JSE Listings Requirements as presently constituted

and which may be amended from time to time and,

provided that such issues for cash may not, in the

aggregate, in any 1 FY, exceed 5% of the number of

shares of the relevant class of shares issued prior

PROPOSAL #12O11: Authorize each and every Director of        ISSUER            YES         AGAINST           AGAINST

 the Company to do all such things and sign all such

documents as may be necessary for or incidental to

the implementation of the resolutions passed at this

meeting

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PING AN INS GROUP CO CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y69790106

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, subject to the satisfaction or waiver [where

 appropriate] of the conditions as specified in the

Share Purchase Agreement and the Listing Committee of

 The Stock Exchange of Hong Kong Limited granting

approval for the listing of, and permission to deal

in, the Consideration Shares, to: a] allot and issue

the Consideration Shares as specified, in accordance

with the terms and conditions of the Share Purchase

Agreement; and b] do all acts and things in

connection with the allotment and issue of the

Consideration Shares; and to make amendments to the

Articles of Association of the Company as they think

fit as a result of the allotment and issuance of the

Consideration Shares as specified in this resolution,

 which include: a] amendments to Article 21

[regarding details of the approval and the number of

issued shares] and Article 24 [regarding the

registered capital of the Company] of the Articles of

 Association of the Company; and amendments to

corresponding articles in the Articles of Association

 of the Company to reflect the actual situation after

 the completion of the issuance of Consideration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PING AN INS GROUP CO CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y69790106

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company: subject to the satisfaction or waiver [where

 appropriate] of the conditions set out in the Share

Purchase Agreement [as defined in the circular of the

 Company dated 23 JUN 2009 [the Circular] and the

Listing Committee of The Stock Exchange of Hong Kong

Limited granting the approval for the listing of, and

 permission to deal in, the Consideration Shares, to:

 [a] allot and issue the Consideration Shares [as

defined in the Circular] in accordance with the terms

 and conditions of the Share Purchase Agreement; and

[b] do all acts and things in connection with the

allotment and issue of the Consideration Shares; and

to make amendments to the Articles of Association of

the Company as they think fit as a result of the

allotment and issuance of the Consideration Shares as

 provided in this resolution, which include: [a]

amendments to Article 21 [regarding details of the

approval and the number of issued shares] and Article

 24 [regarding the registered capital of the Company]

 of the Articles of Association of the Company; and

[b] amendments to corresponding Articles in the

Articles of Association of the Company to reflect the

 actual situation after the completion of the

issuance of Consideration Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PING AN INS GROUP CO CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y69790106

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Bank deposits arrangements         ISSUER            YES             FOR                  FOR

between the Company and its subsidiaries and The

Hongkong and Shanghai Banking Corporation Limited as

referred to in the announcement [the Announcement] of

 the Company published on 27 OCT 2009 on the website

of The Stock Exchange of Hong Kong Limited

[http://www.hkexnews.hk] and the Company's website

[http://www.pingan.com] and dispatched to the

Shareholders of the Company together with this notice

 and the proposed annual cap for the said Bank

deposits arrangements in the amount of USD 1,500

million on any given day for each of the 3 years

ending 31 DEC 2012; and authorize the Board of

Directors of the Company to do all such acts and

things and execute such documents and take all steps

which in its opinion may be necessary, desirable or

expedient in relation to the said bank deposits

PROPOSAL #2.: Approve the Bank deposits arrangements         ISSUER            YES             FOR                  FOR

between the Company and its subsidiaries and

Industrial and Commercial Bank of China Limited and

Industrial and Commercial Bank of China [Asia]

Limited as referred to in the Announcement and the

proposed annual cap for the said bank deposits

arrangements in the amount of RMB 43,200 million on

any given day for each of the 3 years ending 31 DEC

2012; and authorize the Board of Directors of the

Company to do all such acts and things and execute

such documents and take all steps which in its

opinion may be necessary, desirable or expedient in

relation to the said bank deposits arrangements

PROPOSAL #3.: Approve the Bank deposits arrangements         ISSUER            YES             FOR                  FOR

between the Company and its subsidiaries and Bank of

Communications Co., Ltd. as referred to in the

announcement published on 27 OCT 2009 on the website

of the Shanghai Stock Exchange [http://www.sse.cm.cn]

 and the Company's website [http://www.pingan.com]

and the proposed annual cap for the said bank

deposits arrangements in the amount of RMB 39,000

million on any given day for each of the 2 years

ending 31 DEC 2012; and authorize the Board of

Directors of the Company to do all such acts and

things and execute such documents and take all steps

which in its opinion may be necessary, desirable or

expedient in relation to the said bank deposits

PROPOSAL #4.: Approve the Company's policy on the              ISSUER            YES             FOR                  FOR

appointment of Auditors as referred to in the

announcement published on 27 OCT 2009 on the website

of the Shanghai Stock Exchange

[http://www.sse.com.cn] and the Company's website

PROPOSAL #5.: Approve the appointment of Mr. Guo                ISSUER            YES             FOR                  FOR

Limin as a Non-Executive Director of the Company as

referred to in the Announcement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD

  TICKER:                  N/A                 CUSIP:   Y69790106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                ISSUER            YES             FOR                  FOR

Directors of the Company for the YE 31 DEC 2009

PROPOSAL #2.: Approve the report of the Supervisory          ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3.: Approve the annual report of the                   ISSUER            YES             FOR                  FOR

Company and its summary for the YE 31 DEC 2009

PROPOSAL #4.: Approve the report of the Auditors and         ISSUER            YES             FOR                  FOR

audited financial statements of the Company for the

YE 31 DEC 2009

PROPOSAL #5.: Approve the profit distribution plan            ISSUER            YES             FOR                  FOR

and the recommendation for the final dividend for the

 YE 31 DEC 2009

PROPOSAL #6.: Re-appointment of Ernst & Young Hua              ISSUER            YES             FOR                  FOR

Ming as the PRC Auditors and Ernst & Young as the

international Auditors of the Company to hold office

until the conclusion of the next AGM and to authorize

 the Board of Directors to fix their remuneration

PROPOSAL #7.: Appointment of Mr. David Fried as a              ISSUER            YES             FOR                  FOR

Non-executive Director of the Company

PROPOSAL #S.8: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company, and to authorize the Board of Directors

to make further amendments to the Articles of

Association of the Company that it considers

necessary, appropriate or expedient in accordance

with the applicable laws and regulations, and the

requirements of China Insurance Regulatory Commission

 and other relevant regulatory authorities

PROPOSAL #S.9: Approve to give a general mandate to          ISSUER            YES             FOR                  FOR

the Board of Directors to issue, allot and deal with

additional H shares not exceeding 20% of the H shares

 of the Company in issue and authorize the Board of

Directors to make corresponding amendments to the

Articles of Association as it thinks fit so as to

reflect the new capital structure upon the allotment

or issuance of shares

PROPOSAL #10.: Approve the holders of the 299,088,758        ISSUER            YES             FOR                  FOR

 H shares of the Company which were newly issued on

06 MAY 2010 are entitled to receive the final

dividend for the YE 31 DEC 2009, if any, as the other

 shareholders of the Company are entitled to

PROPOSAL #S.11: Approve the proposed further                       ISSUER            YES             FOR                  FOR

amendments to the Articles of Association of the

Company as set out in Appendix I to the supplemental

circular to be dispatched to shareholders of the

Company on 11 MAY 2010; and authorize the Chairman of

 the Board of Directors or a person authorized by him

 to make appropriate amendments to the Articles of

Association whenever necessary in the process of

submitting the same for approval, as required from

time to time by the relevant regulatory authorities,

administration of industry and commerce as well as

the stock exchanges

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PIXART IMAGING INC

  TICKER:                  N/A                 CUSIP:   Y6986P102

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the issuance of new                ISSUER             NO              N/A                  N/A

shares via private placement

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 5 per share

PROPOSAL #B.3: Approve the proposal of tax-free for          ISSUER            YES             FOR                  FOR

the issuance of new shares via private placement

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Election of Ruo-Lan Liu  M220605139           ISSUER            YES         AGAINST           AGAINST

as a Supervisor

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PKO BANK POLSKI S.A.

  TICKER:                  N/A                 CUSIP:   X6919X108

  MEETING DATE:      8/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Elect the Chairman                                            ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Acknowledge the proper convening of the        ISSUER             NO              N/A                  N/A

 meeting and its ability to adopt resolutions

PROPOSAL #4.: Approve to accept the agenda                           ISSUER             NO              N/A                  N/A

PROPOSAL #5.A: Adopt the resolution on changes to the        ISSUER             NO              N/A                  N/A

 composition of the Bank's Supervisory Board

PROPOSAL #5.B: Amend the Resolution no.39-2009 by the        ISSUER             NO              N/A                  N/A

 EGM on 30 JUN 2009 on increasing the share capital

the proposed subscription date is 06 OCT 2009

PROPOSAL #6.: Receive the report by the Management            ISSUER             NO              N/A                  N/A

Board on progress in increasing the share capital

PROPOSAL #7.: Closure of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PKO BK POLSKI SA

  TICKER:                  N/A                 CUSIP:   X6919X108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the OGM                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Election of Chairperson of the OGM                ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Declare that the OGM has been duly                ISSUER            YES             FOR                  FOR

convened and is capable of adopting the valid

resolutions

PROPOSAL #4.: Adopt the agenda of the OGM                             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve to examine the report of the            ISSUER            YES             FOR                  FOR

Bank's Management Board on the activities of the PKO

Bank Polski SA in 2009, including information on the

activities of the Management Board of the Bank as the

 company body; also examine the financial statement

of Powszechna Kasa Oszczednosci Bank Polski Spolka

Akcyjna for 2009 and the motion of the Management

Board of the Bank on the distribution of the profit

earned by PKO Bank Polski SA for 2009

PROPOSAL #6.: Approve to examine the report of the            ISSUER            YES             FOR                  FOR

Management Board of the Bank on the activities of the

 PKO Bank Polski SA Group in 2009 and the

consolidated financial statement of the Powszechna

kasa Oszczednosci Bank Polski Spolka Akcyjna Group

PROPOSAL #7.: Approve to examine the report of the            ISSUER            YES             FOR                  FOR

Supervisory Board of Powszechna Kasa Oszczednosci

Bank Polski Spolka Akcyjna containing the results of

evaluation of: the financial statement of Powszechna

Kasa Oszczednosci Bank Polski Spolka Akcyjna for

2009, the report of the Management Board of the Bank

on the activities of PKO Bank Polski SA in 2009, the

motion of the Management Board of the Bank on the

distribution of the profit earned by PKO Bank Polski

SA in 2009 and the report on the activities of the

Supervisory Board of the Bank as the company body in

2009

PROPOSAL #8.a: Approve the report of the Management          ISSUER            YES             FOR                  FOR

Board of the Bank on the activities of PKO Bank

Polski SA in 2009

PROPOSAL #8.b: Approve the financial statement of              ISSUER            YES             FOR                  FOR

Powszechna Kasa Oszczednosci Bank Polski Spolka

Akcyjna for 2009

PROPOSAL #8.c: Approve the report of the Management          ISSUER            YES             FOR                  FOR

Board of the Bank on the activities of the PKO Bank

Polski SA Group in 2009

PROPOSAL #8.d: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statement of Powszechna Kasa Oszczednosci Bank Polski

 Spolka Akcyjna Group for 2009

PROPOSAL #8.e: Approve the report of the Supervisory         ISSUER            YES             FOR                  FOR

Board of the Bank on the activities of the

Supervisory Board of the Bank as the company body in

PROPOSAL #8.f: Approve the distribution of the profit        ISSUER            YES             FOR                  FOR

 earned by PKO Bank Polski SA in 2009

PROPOSAL #8.g: Approve the payment of dividend for            ISSUER            YES             FOR                  FOR

the year 2009

PROPOSAL #8.h.1: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Zbigniew Jagiello

[performing the duties of the President of the

Management Board of the Bank from 01 OCT 2009] from

PROPOSAL #8.h.2: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Bartosz Drabikowski

[Vice-President of the Management Board of the Bank]

from his duties in 2009

PROPOSAL #8.h.3: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Krzysztof Dresler [Vice-

President of the Management Board of the Bank] from

his duties in 2009

PROPOSAL #8.h.4: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Jaroslaw Myjak [Vice-

President of the Management Board of the Bank] from

his duties in 2009

PROPOSAL #8.h.5: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Wojciech Papierak [Vice-

President of the Management Board of the Bank, from

07 JUL 2009 to 01 OCT 2009 Acting President of the

Management Board of the Bank]] from his duties in 2009

PROPOSAL #8.h.6: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Mariusz Zarzycki [Vice-

President of the Management Board of the Bank] from

his duties in 2009

PROPOSAL #8.h.7: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Jerzy Pruski [President

of the Management Board of the Bank to 07 JUL 2009]

from his duties in 2009

PROPOSAL #8.h.8: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Tomasz Mironczuk [Vice-

President of the Management Board of the Bank to 07

JUL 2009]  from his duties in 2009

PROPOSAL #8.i.1: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Cezary Banasinski

[Member of the Supervisory Board of the Bank] from

PROPOSAL #8.i.2: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Tomasz Zganiacz [Deputy

Chairperson of the Supervisory Board of the Bank]

from his duties in 2009

PROPOSAL #8.i.3: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Jan Bossak [Member of

the Supervisory Board of the Bank] from his duties in

PROPOSAL #8.i.4: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Miroslaw Czekaj [Member

of the Supervisory Board of the Bank] from his duties

PROPOSAL #8.i.5: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Ireneusz Fafara [Member

of the Supervisory Board of the Bank] from his duties

PROPOSAL #8.i.6: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Blazej Lepczynski

[Member of the Supervisory Board of the Bank] from

PROPOSAL #8.i.7: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Alojzy Zbigniew Nowak

[Member of the Supervisory Board of the Bank] from

his duties in 2009

PROPOSAL #8.i.8: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Ms. Marzena Piszczek

[Chairperson of the Supervisory Board of the Bank]

from her duties in 2009

PROPOSAL #8.i.9: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Eligiusz Jerzy Krzesniak

 [Deputy Chairperson of the Supervisory Board of the

Bank] from his duties in 2009

PROPOSAL #8.i10: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Jacek Gdanski [Member of

 the Supervisory Board of the Bank] from his duties

PROPOSAL #8.i11: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Epaminondas Jerzy

Osiatynski [Member of the Supervisory Board of the

Bank] from his duties in 2009

PROPOSAL #8.i12: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Ms. Urszula Palaszek [Member

 of the Supervisory Board of the Bank] from her

PROPOSAL #8.i13: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Roman Sobiecki [Member

of the Supervisory Board of the Bank] from his duties

PROPOSAL #8.i14: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Jerzy Stachowicz [Member

 of the Supervisory Board of the Bank] from his

PROPOSAL #8.i15: Grant a vote of acceptance to                   ISSUER            YES             FOR                  FOR

confirm the discharge of Mr. Ryszard Wierzba [Member

of the Supervisory Board of the Bank] from his duties

PROPOSAL #9.: Amend the Articles of Association of            ISSUER            YES             FOR                  FOR

Powszechna kasa Oszczednosci Bank Polski Spolka

PROPOSAL #10.: Amend the Rules and Regulations of the        ISSUER            YES             FOR                  FOR

 Supervisory Board of Powszechna Kasa Oszczednosci

Bank Polski Spolka Akcyjna

PROPOSAL #11.: Approve the principles of remuneration        ISSUER            YES             FOR                  FOR

 of the Members of the Supervisory Board of the Bank

PROPOSAL #12.1: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: approve a dismissal from the

Supervisory Board of Powszechna Kasa Oszczednosci

Bank Polski Spo¦ka Akcyjna

PROPOSAL #12.2: PLEASE NOTE THAT THIS IS A                          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: appointment to the Supervisory

Board of Powszechna Kasa Oszczednosci Bank Polski

PROPOSAL #13.: Presentation of the information of the        ISSUER            YES             FOR                  FOR

 Supervisory Board of the Bank on the outcome of the

completed selection procedure for the positions of

the President and Vice-President of the Management

Board of the Bank

PROPOSAL #14.: Presentation of the report of the                ISSUER            YES             FOR                  FOR

Supervisory Board of the Bank on the process of

selling training and recreation centres

PROPOSAL #15.: Closure of the Meeting                                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PLUS EXPRESSWAYS BHD

  TICKER:                  N/A                 CUSIP:   Y70263101

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Declare a final single tier dividend of         ISSUER            YES             FOR                  FOR

10.00 SEN per ordinary share for the FYE 31 DEC 2009

PROPOSAL #2: Re-election of Hassan Jaafar as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 76

of the Company's Articles of Association

PROPOSAL #3: Re-election of Dato Mohamed Azman Yahya         ISSUER            YES             FOR                  FOR

as a Director, who retires in accordance with Article

 76 of the Company's Articles of Association

PROPOSAL #4: Re-election of Dato  Mohd Izzaddin Idris        ISSUER            YES             FOR                  FOR

 as a Director, who retires in accordance with

Article 83 of the Company's Articles of Association

PROPOSAL #5: Re-appoint, pursuant to Section 129 of          ISSUER            YES             FOR                  FOR

the Companies Act, 1965, Tan Sri Dato Mohd Sheriff

Mohd Kassim, as a Director of the Company in

accordance with Section 129(6) of the Companies Act,

1965, until the next AGM, who retires in accordance

with Section 129(2) of the Companies Act, 1965

PROPOSAL #6: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-appointment of Messrs Ernst & Young          ISSUER            YES             FOR                  FOR

as the Auditors and authorize the Directors to fix

their remuneration

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 132D of the Companies Act, 1965,

to allot and issue shares in the Company at any time

and upon such terms and conditions and for such

purposes as the Directors may, in their absolute

discretion deem fit, provided that the aggregate

number of shares issued pursuant to this resolution

does not exceed 10% of the issued capital of the

Company as at the date of this AGM and to obtain the

approval for the listing of and quotation for the

additional shares so issued on Bursa Malaysia

Securities Berhad and that such authority shall

continue in force until the conclusion of the next

AGM of the Company

PROPOSAL #9: Approve, pursuant to paragraph 10.09 of         ISSUER            YES             FOR                  FOR

the listing requirements of Bursa Malaysia Securities

 Berhad, the renewal of the Shareholders' Mandate for

 the Company and/or its subsidiaries  PLUS

Expressways Group  to enter into recurrent related

party transactions of a revenue or trading nature,

which are necessary for the day-to-day operations of

the PLUS Expressways Group to be entered into by the

PLUS Expressways Group provided such transactions are

 in the ordinary course of business and are on terms

not more favorable to the related party than those

generally available to the public, as specified;

Authority expires the earlier of the conclusion of

the next AGM of the CONTD.

PROPOSAL #10: Approve that pursuant to paragraph                ISSUER            YES             FOR                  FOR

10.09 of the Listing Requirements of Bursa Malaysia

Securities Berhad, the Shareholders' Mandate for the

Company and/or its subsidiaries  PLUS Expressways

Group  to enter into additional recurrent related

party transactions of a revenue or trading nature,

which are necessary for the day-to-day operations of

the PLUS Expressways Group to be entered into by the

PLUS Expressways Group provided such transactions are

 in the ordinary course of business and are on terms

not more favorable to the related party than those

generally available to the public, as specified;

Authority expires the earlier of the conclusion of

the next AGM of the Company following this CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLARIS SECURITIES CO LTD

  TICKER:                  N/A                 CUSIP:   Y7057U103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.1: 2009 Business Report                                       ISSUER             NO              N/A                  N/A

PROPOSAL #I.2: Supervisors' audit review of 2009                ISSUER             NO              N/A                  N/A

financial statements and consolidated financial

statements reports

PROPOSAL #II.1: Acceptance of 2009 business report,          ISSUER            YES             FOR                  FOR

financial statements and consolidated financial

statements

PROPOSAL #II.2: Acceptance of proposed allocation for        ISSUER            YES             FOR                  FOR

 2009 earnings: 1) cash dividends to common

Shareholders: NTD 1,069,259,768; NTD 0.50 per share;

2) employee cash bonuses: NTD 125,795,266; 3) Board

Member compensation: NTD 62,897,633

PROPOSAL #III.1: Amend the Company Articles of                   ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #III.2: Amend the Company                                        ISSUER            YES             FOR                  FOR

Endorsements/Guarantees Procedures and Guidelines

PROPOSAL #III.3: Company intends to plan the case of         ISSUER            YES             FOR                  FOR

long-term capital raising

PROPOSAL #IV.: Extraordinary proposals                                  ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLISH OIL AND GAS COMPANY, WARSAW

  TICKER:                  N/A                 CUSIP:   X6582S105

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Appoint the meeting's Chairman                       ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Approve the statement of the meeting's         ISSUER             NO              N/A                  N/A

legal validity

PROPOSAL #4.: Approve to make up the attendance list         ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Adopt the non-cash dividend for 2008             ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLISH OIL AND GAS COMPANY, WARSAW

  TICKER:                  N/A                 CUSIP:   X6582S105

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.: Elect the Chairperson for the meeting           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve to confirm that the meeting has        ISSUER            YES         ABSTAIN           AGAINST

 been duly convened and has the capacity to adopt

resolutions

PROPOSAL #4.: Approve to prepare the attendance list         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #5.: Adopt a resolution to grant approval            ISSUER            YES             FOR                  FOR

for the establishment by PGNIG of a New Company PGNIG

 Energia SA with registered office in Warsaw and

share capital of PLN 5,000,000.00 and for the

acquisition by PGNIG of the newly created ordinary

shares in PGNIG Energia SA of Warsaw

PROPOSAL #6.: Adopt a resolution concerning the use          ISSUER            YES             FOR                  FOR

of capital reserves designated as Central

Restructuring Fund for one off payments termination

benefits to 26 Former Employees of Zun Naftomet SP

PROPOSAL #7.: Closing of the meeting                                     ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLISH OIL AND GAS COMPANY, WARSAW

  TICKER:                  N/A                 CUSIP:   X6582S105

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appointment of the Meeting's Chairman             ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the statement of the meeting's          ISSUER            YES             FOR                  FOR

legal validity

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the preparation of the                        ISSUER            YES             FOR                  FOR

attendance list

PROPOSAL #6: Approve the financial statement for 2009        ISSUER            YES             FOR                  FOR

 and the Management's report on Company's activities

in 2009

PROPOSAL #7: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statement of the PGNIG Group for 2009 and the

Management's report on Company's capital group

activity in 2009

PROPOSAL #8: Approve the duties' fulfilling by the            ISSUER            YES             FOR                  FOR

Management Board

PROPOSAL #9: Approve the duties' fulfilling by the            ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #10: Approve the profit distribution for              ISSUER            YES             FOR                  FOR

2009, setting the dividend record date and the

dividend payment date

PROPOSAL #11: Approve to determine the assets to be          ISSUER            YES             FOR                  FOR

provided as noncash dividend and definition of the

method of their valuation

PROPOSAL #12: Adopt the resolution on the use of                ISSUER            YES             FOR                  FOR

capital reserves designated as central restructuring

fund for one-off payment  redundancy payments  to 23

former employees of PGNIG KRAKOW SP Z O.O

PROPOSAL #13: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #14: Closing of the meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLISH TELECOM S.A., WARSAW

  TICKER:                  N/A                 CUSIP:   X6669J101

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of general meeting                                ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman of general                ISSUER            YES             FOR                  FOR

meeting

PROPOSAL #3: Approve the statement that the meeting          ISSUER            YES             FOR                  FOR

is valid and capable to adopt resolutions

PROPOSAL #4: Adopt the agenda for the meeting                      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of the Scrutiny Commission                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve to review of a the Management            ISSUER            YES             FOR                  FOR

Board report on the Company's operations and the

Company financial Statements for the FY 2009, b) the

Management Board'S motion concerning distribution of

the Company'S profit for the FY 2009, c) the

Supervisory Board report on assessment of the

Management Board report on the Company's operations,

the financial statements for the financial year 2009

and the Management Board motion on distribution of

the Company's profit, d) the Management Board Report

on the operations of the Telekomunikacja Polska Group

 and the consolidated financial statements for the FY

 2009, e) the Supervisory Board report on assessment

of the Management Board report on the operations of

the Telekomunikacja Polska Group and the consolidated

 financial statements for the FY 2009, f) concise

assessment of the Company's standing in 2009 made by

the Supervisory Board and report on the Supervisory

Board's activities in 2009

PROPOSAL #7: Approve of the Management Board report          ISSUER            YES             FOR                  FOR

on the Company'S activity in the FY 2009, b) approval

 of the Company's financial statements for the FY

2009, c) distribution of the Company's profit for the

 FY 2009, d) approval of the Management Board report

on the operations of Telekomunikacja Polska Group in

the FY 2009, e) approval of the consolidated

financial statements for the FY 2009, and f) granting

 approval of performance of their duties as members

of the Company bodies in the FY 2009

PROPOSAL #8: Adopt the resolution on amendment of the        ISSUER            YES             FOR                  FOR

 Company's Articles of Association

PROPOSAL #9: Adopt the resolution on the unified text        ISSUER            YES             FOR                  FOR

 of the Articles of Association

PROPOSAL #10: Adopt the resolution on amendment of            ISSUER            YES             FOR                  FOR

the Regulations of the General Meeting of

Telekomunikacja Polska S.A

PROPOSAL #11: Approve the Changes in the Supervisory         ISSUER            YES             FOR                  FOR

Board's composition

PROPOSAL #12: Closing of the Meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLSKI KONCERN NAFTOWY ORLEN  S A

  TICKER:                  N/A                 CUSIP:   X6922W204

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Open meeting                                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Elect the meeting Chairman                              ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Acknowledge the proper convening of              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #4.: Approve the agenda of the meeting                  ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Elect the Members of Vote Counting                ISSUER             NO              N/A                  N/A

Commission

PROPOSAL #6.: Receive the Management Board Report on         ISSUER             NO              N/A                  N/A

Company's Operations in fiscal 2008, financial

statements and proposal on treatment of net loss

PROPOSAL #7.: Receive the Management Board report on         ISSUER             NO              N/A                  N/A

Group's Operations in fiscal 2008 and consolidated

financial statements

PROPOSAL #8.: Receive the Supervisory Board report on        ISSUER             NO              N/A                  N/A

 its review of Management Board report on Company's

Operations in fiscal 2008, financial statements, and

Management Board Proposal on treatment of net loss

PROPOSAL #9.: Receive the Supervisory Board report on        ISSUER             NO              N/A                  N/A

 its review of the Management Board report on Group's

 Operations in fiscal 2008 and consolidated financial

 statements

PROPOSAL #10.: Receive the Supervisory Board report          ISSUER             NO              N/A                  N/A

on its activities in fiscal 2008 and Company standing

PROPOSAL #11.: Approve the Management Board report on        ISSUER             NO              N/A                  N/A

 Company's Operations in fiscal 2008 and financial

statements

PROPOSAL #12.: Approve the Management Board report on        ISSUER             NO              N/A                  N/A

 Group's Operations in fiscal 2008 and consolidated

financial statements

PROPOSAL #13.: Approve the treatment of net loss                ISSUER             NO              N/A                  N/A

PROPOSAL #14.1: Grant discharge to Piotr Kownacki              ISSUER             NO              N/A                  N/A

[Chief Executive Officer]

PROPOSAL #14.2: Grant discharge to Wojciech Heydel            ISSUER             NO              N/A                  N/A

[Chief Executive Officer]

PROPOSAL #14.3: Grant discharge to Dariusz Krawiec            ISSUER             NO              N/A                  N/A

[Deputy Chief Executive Officer, Chief Executive

Officer]

PROPOSAL #14.4: Grant discharge to Cezary Filipowicz         ISSUER             NO              N/A                  N/A

[Management Board]

PROPOSAL #14.5: Grant discharge to Waldemar Maj                 ISSUER             NO              N/A                  N/A

[Management Board]

PROPOSAL #14.6: Grant discharge to Slawomir                        ISSUER             NO              N/A                  N/A

Jedrzejczyk [Management Board]

PROPOSAL #14.7: Grant discharge to Krzysztof                       ISSUER             NO              N/A                  N/A

Szwedowski [Management Board]

PROPOSAL #14.8: Grant discharge to Dariusz Formela            ISSUER             NO              N/A                  N/A

[Management Board]

PROPOSAL #14.9: Grant discharge to Krystian Pater              ISSUER             NO              N/A                  N/A

[Management Board]

PROPOSAL #14.10: Grant discharge to Wojciech Kotlarek        ISSUER             NO              N/A                  N/A

 [Management Board]

PROPOSAL #14.11: Grant discharge to Marek Serafin              ISSUER             NO              N/A                  N/A

[Management Board]

PROPOSAL #15.1: Grant discharge to Malgorzata                     ISSUER             NO              N/A                  N/A

Slepowronska [Supervisory Board Chair]

PROPOSAL #15.2: Grant discharge to Maciej Mataczynski        ISSUER             NO              N/A                  N/A

 [Supervisory Board Chairman]

PROPOSAL #15.3: Grant discharge to Raimondo Eggink            ISSUER             NO              N/A                  N/A

[Supervisory Board]

PROPOSAL #15.4: Grant discharge to Marek Karabula              ISSUER             NO              N/A                  N/A

[Supervisory Board]

PROPOSAL #15.5: Grant discharge to Krzysztof                       ISSUER             NO              N/A                  N/A

Rajczewski [Supervisory Board]

PROPOSAL #15.6: Grant discharge to Ryszard Stefanski         ISSUER             NO              N/A                  N/A

[Supervisory Board]

PROPOSAL #15.7: Grant discharge to Angelina Sarota            ISSUER             NO              N/A                  N/A

[Supervisory Board]

PROPOSAL #15.8: Grant discharge to Robert Czapla                ISSUER             NO              N/A                  N/A

[Supervisory Board]

PROPOSAL #15.9: Grant discharge to Marek Drac - Taton        ISSUER             NO              N/A                  N/A

 [Supervisory Board]

PROPOSAL #15.10: Grant discharge to Zbigniew                       ISSUER             NO              N/A                  N/A

Macioszko [Supervisory Board]

PROPOSAL #15.11: Grant discharge to Agata Mikolajczyk        ISSUER             NO              N/A                  N/A

 [Supervisory Board]

PROPOSAL #15.12: Grant discharge to Janusz Zielinski         ISSUER             NO              N/A                  N/A

[Supervisory Board]

PROPOSAL #15.13: Grant discharge to Grzegorz Borowiec        ISSUER             NO              N/A                  N/A

 [Supervisory Board]

PROPOSAL #15.14: Grant discharge to Krzysztof Kolach         ISSUER             NO              N/A                  N/A

[Supervisory Board]

PROPOSAL #15.15: Grant discharge to Piotr                            ISSUER             NO              N/A                  N/A

Wielowieyski [Supervisory Board]

PROPOSAL #15.16: Grant discharge to Grzegorz                       ISSUER             NO              N/A                  N/A

Michniewicz [Supervisory Board]

PROPOSAL #15.17: Grant discharge to Jaroslaw                       ISSUER             NO              N/A                  N/A

Roclawski [Supervisory Board]

PROPOSAL #16.: Approve the sale, lease, or charge of         ISSUER             NO              N/A                  N/A

other right to third party of organized part of

enterprise

PROPOSAL #17.1: Amend the statute regarding technical        ISSUER             NO              N/A                  N/A

 changes

PROPOSAL #17.2: Amend the statute regarding corporate        ISSUER             NO              N/A                  N/A

 purpose

PROPOSAL #17.3: Amend the statute regarding share              ISSUER             NO              N/A                  N/A

cancellation; other amendments

PROPOSAL #17.4: Amend the statute regarding convening        ISSUER             NO              N/A                  N/A

 of general meetings

PROPOSAL #17.5: Amend the statute regarding general          ISSUER             NO              N/A                  N/A

meeting authority

PROPOSAL #17.6: Amend the statute regarding editorial        ISSUER             NO              N/A                  N/A

 change

PROPOSAL #17.7: Amend the statute regarding                        ISSUER             NO              N/A                  N/A

definition of shareholder

PROPOSAL #17.8: Amend the statute regarding                        ISSUER             NO              N/A                  N/A

definition of Parent Company and subsidiary

PROPOSAL #17.9: Amend the statute regarding                        ISSUER             NO              N/A                  N/A

cumulating and reduction of votes

PROPOSAL #17.10: Amend the statute regarding                       ISSUER             NO              N/A                  N/A

cumulating and reduction of votes

PROPOSAL #17.11: Amend the statute regarding                       ISSUER             NO              N/A                  N/A

cumulating and reduction of votes

PROPOSAL #17.12: Amend the statute regarding voting          ISSUER             NO              N/A                  N/A

rights cap

PROPOSAL #17.13: Amend the statute regarding Civil            ISSUER             NO              N/A                  N/A

Code

PROPOSAL #17.14: Amend the statute regarding election        ISSUER             NO              N/A                  N/A

 and recall of Supervisory Board Members

PROPOSAL #17.15: Amend the statute regarding term of         ISSUER             NO              N/A                  N/A

office of the Supervisory and the Management Boards

PROPOSAL #17.16: Amend the statute regarding Board            ISSUER             NO              N/A                  N/A

Independence

PROPOSAL #17.17: Amend the statute regarding the                ISSUER             NO              N/A                  N/A

Supervisory Board Authority

PROPOSAL #17.18: Amend the statute regarding the                ISSUER             NO              N/A                  N/A

requirement to obtain Supervisory Board approval

PROPOSAL #17.19: Amend the statute regarding the                ISSUER             NO              N/A                  N/A

Management Board

PROPOSAL #17.20: Authorize the Supervisory Board to          ISSUER             NO              N/A                  N/A

approve consolidated text of statute

PROPOSAL #18.1: Amend the regulations on general                ISSUER             NO              N/A                  N/A

meetings

PROPOSAL #18.2: Amend the regulations on general                ISSUER             NO              N/A                  N/A

meetings; authorize the Supervisory Board to approve

consolidated text of regulations

PROPOSAL #19.1: Approve to fix number of Supervisory         ISSUER             NO              N/A                  N/A

Board Members

PROPOSAL #19.2: Approve to recall the Supervisory              ISSUER             NO              N/A                  N/A

Board Member(s)

PROPOSAL #19.3: Elect the Supervisory Board Member(s)        ISSUER             NO              N/A                  N/A

PROPOSAL #20.: Close Meeting                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLSKI KONCERN NAFTOWY ORLEN  S A

  TICKER:                  N/A                 CUSIP:   X6922W204

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Shareholders Meeting                ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman of the                       ISSUER            YES             FOR                  FOR

Shareholders Meeting

PROPOSAL #3: Approve the confirmation of the proper          ISSUER            YES             FOR                  FOR

convention of the Shareholders Meeting and its

ability to adopt resolutions

PROPOSAL #4: Adopt the agenda                                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of the tellers Committee                    ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the examination of the report of        ISSUER            YES             FOR                  FOR

 the Management Board on the Company's activities and

 the Company's financial statement, the motion of the

 Management Board regarding the distribution of the

profit for the FY 2009 and also examination of the

report of the Supervisory Board opinion regarding the

 report of the Management Board on the Company's

activities and the Company's financial statement in

terms of their compliance with books, records and

facts and regarding the motion of the Management

Board regarding the distribution of the profit for

the FY 2009

PROPOSAL #7: Approve the examination of the report of        ISSUER            YES             FOR                  FOR

 the Management Board on the Orlen Capital Groups

activities, the Orlen Capital Groups consolidated

financial statement for the FY 2009 and also

examination of the opinion of the Supervisory Board

regarding the report of the Management Board on the

Orlen Capital Groups activities and the Orlen Capital

 Groups consolidated financial statement for the FY

PROPOSAL #8: Approve the examination of the report of        ISSUER            YES             FOR                  FOR

 the Supervisory Board for year 2009 complying with

the requirements of the best practices of Companies

listed on the Warsaw Stock Exchange

PROPOSAL #9: Approve the report of the Management              ISSUER            YES             FOR                  FOR

Board on the Company's activities and the Company's

financial statement for the FY 2009

PROPOSAL #10: Approve the report of the Management            ISSUER            YES             FOR                  FOR

Board on the Orlen Capital Groups activities and the

Orlen Capital Groups consolidated financial statement

 for the FY 2009

PROPOSAL #11: Approve the distribution of the profit         ISSUER            YES             FOR                  FOR

for the FY 2009

PROPOSAL #12: Adopt the resolutions regarding the              ISSUER            YES             FOR                  FOR

acknowledgement of fulfillment of duties by the

Members of the Company's Management Board in 2009

PROPOSAL #13: Adopt the resolutions regarding the              ISSUER            YES             FOR                  FOR

acknowledgement of fulfillment of duties by the

Members of the Company's Supervisory Board in 2009

PROPOSAL #14: Approve the examination of the                       ISSUER            YES             FOR                  FOR

information and adoption of resolutions regarding

changes to the Company's Articles of Association and

establishing the unified text of the amended Articles

 of Association

PROPOSAL #15: Approve the examination of the                       ISSUER            YES             FOR                  FOR

information and adoption of resolution regarding

disposal, lease or charge of other right to third

party of the organized part of the enterprise

PROPOSAL #16: Approve the establishment the number of        ISSUER            YES             FOR                  FOR

 members  of Supervisory Board

PROPOSAL #17: Appointment of Supervisory Board on             ISSUER            YES             FOR                  FOR

new term of office

PROPOSAL #18: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLY (HONG KONG) INVESTMENTS LTD

  TICKER:                  N/A                 CUSIP:   Y70620102

  MEETING DATE:      4/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and Auditor for the

 YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Re-elect Mr. Xue Ming as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #3.B: Re-elect Mr. Ye Li Wen as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.C: Re-elect Mr. Chan Tak Chi, William as         ISSUER            YES         AGAINST           AGAINST

a Director

PROPOSAL #3.D: Re-elect Mr. Choy Shu Kwan as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.E: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4: Appointment of the Auditor and authorize        ISSUER            YES             FOR                  FOR

 the Board of Directors to fix their

PROPOSAL #5.A: Authorize the Directors of the                     ISSUER            YES         AGAINST           AGAINST

Company,  a  subject to Paragraph  c  below, during

the Relevant Period  as specified  of all the powers

of the Company to allot, issue and deal with

additional shares in the capital of the Company and

to make or grant offers, agreements and options which

 might require the exercise of such powers;  b  the

approval in Paragraph  a  above, to make or grant

offers, agreements and options which might require

the exercise of such powers after the end of the

Relevant Period;  c  the aggregate nominal amount of

the share capital allotted or agreed conditionally or

 unconditionally to be allotted  whether pursuant to

an option or otherwise  by the Directors of the

Company pursuant to the approval in Paragraph  a

above, otherwise than pursuant to a rights issue  as

specified  CONTD

PROPOSAL #5.B: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company,  a  subject to Paragraph  b  below, during

the Relevant Period  as specified  of all the powers

of the Company to purchase its own shares of HKD 0.50

 each  the Shares , subject to and in accordance with

 all applicable laws and the requirements of the

Rules Governing the Listing of Securities on The

Stock Exchange of Hong Kong Limited;  b  the

aggregate nominal amount of the Shares to be

purchased by the Company pursuant to the approval in

Paragraph  a  above during the Relevant Period shall

not exceed 10% of the aggregate nominal amount of the

 share capital of the Company in issue at the date of

 passing this resolution and the said approval shall

be limited accordingly; and  Authority expires the

earlier of the conclusion of the next AGM or the

expiration of the period within which the next AGM of

 the Company is required by the Articles of

Association of the  Company or by any applicable laws

PROPOSAL #5.C: Approve, conditional upon the                       ISSUER            YES         AGAINST           AGAINST

Resolutions 5 A  and 5 B  respectively set out in the

 notice convening this meeting being passed, the

general mandate granted to the Directors of the

Company to allot, issue and deal with additional

shares pursuant to the Resolution 5 A  to extend by

the addition thereto of an amount representing the

aggregate nominal amount of the share capital of the

Company purchased by the Company under the authority

granted pursuant to the Resolution 5 B , provided

that such amount shall not exceed 10% of the

aggregate nominal amount of the share capital of the

Company in issue at the date of passing this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLY (HONG KONG) INVESTMENTS LTD

  TICKER:                  N/A                 CUSIP:   Y70620102

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition [as specified]         ISSUER            YES             FOR                  FOR

the sale and purchase agreement and the transactions

contemplated thereunder; the allotment and issue of

the consideration shares [as specified] to the vendor

 or its nominee pursuant to the terms of the sale and

 purchase agreement be approved and authorize the

Director to allot and issue the consideration shares

in accordance with the terms of the sale and purchase

 agreement; to do all such acts and things [including

 but not limited to the execution of any documents,

instruments and agreements] as they consider

necessary or expedient for the purpose of giving

effect to the acquisition, the sale and purchase

agreement and the transaction contemplated

thereunder; and the allotment and issue of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLYMETAL JT STK CO

  TICKER:                  N/A                 CUSIP:   X6655M100

  MEETING DATE:      9/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the new edition of the charter         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #2.: Approve the new edition of the                       ISSUER            YES             FOR                  FOR

provision on the Managing Board

PROPOSAL #3.: Approve the series of interested                   ISSUER            YES             FOR                  FOR

parties transactions

PROPOSAL #4.: Approve the series of interested                   ISSUER            YES             FOR                  FOR

parties transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLYMETAL JT STK CO

  TICKER:                  N/A                 CUSIP:   X6655M100

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the transaction with the                   ISSUER            YES             FOR                  FOR

interested party that can be made in the process of

the company's usual economical activity

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLYMETAL JT STK CO

  TICKER:                  N/A                 CUSIP:   X6655M100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, balance                ISSUER            YES         ABSTAIN           AGAINST

sheet, profit and loss statement

PROPOSAL #2.: Approve the profit and loss                            ISSUER            YES         ABSTAIN           AGAINST

distribution and non payment of dividends for the

PROPOSAL #3.1: Election of Areshev.'S as a Director           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.2: Election of Best Jonathan as a Director      ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.3: Election of Grunberg M as a Director           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.4: Election of Duvieusart Jean-Pascal              ISSUER            YES         ABSTAIN           AGAINST

Pierre Alexandre as a Director

PROPOSAL #3.5: Election of Nesis V as a Director                ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.6: Election of Russell Skirrow as a                 ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #3.7: Election of Hachaturyants A as a                 ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #3.8: Election of Leonard Anthony Jomeniuk          ISSUER            YES         ABSTAIN           AGAINST

as a Director

PROPOSAL #3.9: Election of Martin Schaffer as a                 ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #3.10: Election of Yuzhanov I as a Director         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.11: Election of Yanakov K as a Director           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #4.1: Election of  Zarya A to the Audit                ISSUER            YES         ABSTAIN           AGAINST

Commission

PROPOSAL #4.2: Election of Pavlov D to the Audit                ISSUER            YES         ABSTAIN           AGAINST

Commission

PROPOSAL #4.3: Election of Kazarinov A to the Audit          ISSUER            YES         ABSTAIN           AGAINST

Commission

PROPOSAL #5.: Approve the External Auditor                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #6.: Approve the new edition of the                       ISSUER            YES         ABSTAIN           AGAINST

provision on the Board of Directors

PROPOSAL #7.: Approve the interested party                          ISSUER            YES         ABSTAIN           AGAINST

transactions which can be concluded in the future in

the process of business activity [transactions with

limited [liability] Company resources Albazino]

PROPOSAL #8.: Approve the interested party                          ISSUER            YES         ABSTAIN           AGAINST

transactions which can be concluded in the future in

the process of business activity [lending and

guaranteeing]

PROPOSAL #9.: Approve the interested party                          ISSUER            YES         ABSTAIN           AGAINST

transactions which can be concluded in the future in

the process of business activity [transactions with

JSC Nomos Bank]

PROPOSAL #10.: Approve the interested party                        ISSUER            YES         ABSTAIN           AGAINST

transactions [Directors and Officers liability

insurance for Members of the Board of Directors of

the Company)

PROPOSAL #11.: Approve the interested party                        ISSUER            YES         ABSTAIN           AGAINST

transactions which can be concluded in the future in

the process of business activity [Directors and

Officers liability insurance for Members of the Board

 of Directors of the Company]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PORTO SEGURO SA

  TICKER:                  N/A                 CUSIP:   P7905C107

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Ratify the nomination and contracting          ISSUER            YES             FOR                  FOR

of the specialized Companies to evaluate the net

assets of ISAR Holding LTDA., using book criteria, as

 well as to evaluate the Company and ISAR Holding

LTDA., at market prices, and consideration of the

respective valuation reports and documents

PROPOSAL #II.: Approve the protocol and justification        ISSUER            YES             FOR                  FOR

 for the merger of ISAR Holding LTDA., by the Company

PROPOSAL #III.: Approve the merger of ISAR Holding            ISSUER            YES             FOR                  FOR

LTDA., in to the Company and the consequent

extinction of ISAR Holding LTDA.

PROPOSAL #IV.: Approve to increase the share capital         ISSUER            YES             FOR                  FOR

of the Company as a result of the merger, from BRL

920,000,000.00 to BRL 1,870,000,000.00, the increase

of BRL 950,000,000.00 being performed through the

issuance of 98,292,519 common, nominative book entry

shares of no par value

PROPOSAL #V.: Amend the Corporate Bylaws of the                 ISSUER            YES             FOR                  FOR

Company to reflect: i) the increase in share capital

due to the merger, and ii) the inclusion in Chapter

IV Management Bodies of new provisions to set the age

 limits for people taking positions on the Company's

Management and to provide for the functioning of the

Audit Committee as the body supporting the Board of

Directors

PROPOSAL #VI.: Approve the consolidation of the                 ISSUER            YES             FOR                  FOR

Corporate Bylaws of the Company

PROPOSAL #VII.: Approve, for the purposes of carrying        ISSUER            YES             FOR                  FOR

 out the association entered into with Itau Unibanco

Holding S.A., the replacement of 2 Members of the

Board of Directors of the Company, without affecting

the other positions already held by Independent

Members or those elected by the minority shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PORTO SEGURO SA

  TICKER:                  N/A                 CUSIP:   P7905C107

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve to examine and vote the                       ISSUER            YES             FOR                  FOR

financial statements and the administrations report

for the FYE 31 DEC 2009

PROPOSAL #B: Approve the destination of the YE                   ISSUER            YES             FOR                  FOR

results of 2009

PROPOSAL #C: Ratify the Board of Directors decisions         ISSUER            YES             FOR                  FOR

made in meetings held on 16 OCT 2009 and 21 DEC 2009,

 relating to the interests on own equity book

credited to shareholders on 30 OCT 2009 and 30 DEC

2009, respectively

PROPOSAL #D: Approve to set the date for the payment         ISSUER            YES             FOR                  FOR

of interest on own equity to shareholders

PROPOSAL #E: Election of the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors and approve the nomination

PROPOSAL #F: Approve to establish the aggregate                 ISSUER            YES             FOR                  FOR

annual remuneration of the Members of the Board of

Directors and of the Executive Committee, also

including the Members of the Audit Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POSCO

  TICKER:                  PKX                 CUSIP:   693483109

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF BALANCE SHEET (STATEMENTS          ISSUER            YES             FOR               AGAINST

OF FINANCIAL POSITION), STATEMENTS OF INCOME, AND

STATEMENTS OF APPROPRIATION OF RETAINED EARNINGS FOR

THE 42ND FISCAL YEAR

PROPOSAL #02: PARTIAL AMENDMENTS TO ARTICLES OF                 ISSUER            YES             FOR               AGAINST

INCORPORATION

PROPOSAL #3A: ELECTION OF DIRECTOR: PARK, HAN-YONG             ISSUER            YES             FOR               AGAINST

PROPOSAL #3B: ELECTION OF DIRECTOR: OH, CHANG-KWAN             ISSUER            YES             FOR               AGAINST

PROPOSAL #3C: ELECTION OF DIRECTOR: KIM, JIN-IL                  ISSUER            YES             FOR               AGAINST

PROPOSAL #04: APPROVAL OF LIMITS OF THE TOTAL                     ISSUER            YES             FOR               AGAINST

REMUNERATION FOR DIRECTORS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POSCO

  TICKER:                  N/A                 CUSIP:   Y70750115

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the partial amendment to                   ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.: Elect the Directors Internal Executive         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POU CHEN CORP

  TICKER:                  N/A                 CUSIP:   Y70786101

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and                 ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of acquisition or disposal         ISSUER             NO              N/A                  N/A

of assets

PROPOSAL #A.5: The indirect investment in people's            ISSUER             NO              N/A                  N/A

republic of China

PROPOSAL #A.6: The revision to the rules of the Board        ISSUER             NO              N/A                  N/A

 meeting

PROPOSAL #A.7: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.5 per  share; proposed

stock dividend: 20 shares for 1,000 shares held

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.7.1: Election of C.C. Tsai [shareholder          ISSUER            YES             FOR                  FOR

no 2] as a Director

PROPOSAL #B.7.2: Election of N.F. Tsai (David)                   ISSUER            YES             FOR                  FOR

[shareholder no 7] as a Director

PROPOSAL #B.7.3: Election of Lai Chia Investments              ISSUER            YES             FOR                  FOR

Co., Ltd./Tai Yu Kuo [shareholder no 55639] as a

PROPOSAL #B.7.4: Election of PC Brothers                              ISSUER            YES             FOR                  FOR

Corporation./Lu Min Chan [shareholder no 11] as a

Director

PROPOSAL #B.7.5: Election of Chang Ming Investments          ISSUER            YES             FOR                  FOR

Co., Ltd./Sung Yen Kung [shareholder no 65992] as a

Director

PROPOSAL #B.7.6: Election of Sheachang Enterprise              ISSUER            YES             FOR                  FOR

Corp. / Yuan Lang Lin [shareholder no 31497] as a

Supervisor

PROPOSAL #B.7.7: Election of Evergreen Investments            ISSUER            YES             FOR                  FOR

Co., Ltd. / unn-Chiou Chiang [shareholder no 65988]

as a Supervisor

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors and representatives from  participation in

competitive business

PROPOSAL #B.9: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POWER GRID CORP OF INDIA LTD, GURGAON

  TICKER:                  N/A                 CUSIP:   Y7028N105

  MEETING DATE:      8/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.I: Approve, pursuant to Section 17 of          ISSUER            YES             FOR                  FOR

the Companies Act, 1956, to alter the Objects Clause

III B of the Memorandum of Association of the Company

 by the specified amendment of sub-clause 8

PROPOSAL #S.1II: Amend, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 31 of the Companies Act, 1956 and other

provisions, if any, as may be applicable, the

Articles 29A, 29, sub-clause(a) of Article 34, sub-

clause(b) of Article 34, sub-clause(iii) and (v) of

Article 35, sub-clause(g) of Article 45 of the

Articles of Association as specified and by inserting

 the new sub-clause(p) in Article 45, as specified

PROPOSAL #2.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Section 293(1)(a) and other applicable provisions, if

 any, of the Companies Act, 1956, to transfer the

ownership, physical possession control of 400 KV

single circuit tie line [1 no.] between Neyveli TS-II

 Expansion and Neyveli TS-II Switchyards from

Powergrid to Neyveli Lignite Corporation Ltd [NLC],

along with spares and related documents; authorize

the Chairman and Managing Director [CMD] to approve

any subsequent variations that may be warranted

during execution of the same; to agree the date of

transfer of 400 KV single circuit tie line [1 no]

between Neyveli TS-II Expansion and Neyveli TS-II

Switchyards from Powergrid to NLC with effect from 01

 SEP 2008 subject to compliance of payment terms;

authorize the CMD or Director [Finance] or their

authorized representative(s) to complete legal and

other formalities and to sign Memorandum of Agreement

 [MoA], all necessary documents , deeds, declarations

 etc, as may be necessary in connection with transfer

 of 1 no. 400 KV single circuit tie line between

Neyveli TS-II expansion and Neyveli TS-II Switchyards

 from Powergrid to NLC; authorize the Company

Secretary to do all such acts, deeds and things that

may be necessary, proper, expedient or incidental for

 the purpose of giving effect to the aforesaid

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POWER GRID CORP OF INDIA LTD, GURGAON

  TICKER:                  N/A                 CUSIP:   Y7028N105

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit and loss account

for the FYE on that date together with report of the

Board of Directors and the Auditors thereon

PROPOSAL #2.: Approve the payment of interim dividend        ISSUER            YES             FOR                  FOR

 and declare a final dividend for the FY 2008-2009

PROPOSAL #3.: Re-appoint Dr. A.S. Narag as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri Anil K. Agarwal as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri F.A. Vandervala as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Shri S.C. Tripathi as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Approve to fix the remuneration of the         ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POWERCHIP SEMICONDUCTOR CORP

  TICKER:                  N/A                 CUSIP:   Y70810109

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of deficit which exceeds            ISSUER             NO              N/A                  N/A

half of paid-in capital

PROPOSAL #A.4: The status of capital injection by              ISSUER             NO              N/A                  N/A

issuing new shares or global depositary receipt

PROPOSAL #A.5: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.6: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #A.7: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 Business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

reduction to offset deficit

PROPOSAL #B.5: Approve the issuance of new shares to         ISSUER            YES             FOR                  FOR

participate the global depositary receipt (GDR)

issuance or the local rights issue

PROPOSAL #B.6: Approve the issuance of securities via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.8: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POWERTECH TECHNOLOGY INC

  TICKER:                  N/A                 CUSIP:   Y7083Y103

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES         ABSTAIN           AGAINST

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES         ABSTAIN           AGAINST

proposed cash dividend: TWD 3.5per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES         ABSTAIN           AGAINST

Incorporation

PROPOSAL #B.4: Approve to release the prohibition on         ISSUER            YES         ABSTAIN           AGAINST

Directors from participation in competitive business

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POWSZECHNY ZAKLAD UBEZPIECZEN SA

  TICKER:                  N/A                 CUSIP:   X6919T107

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the OGM                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Election of the Chairman of the OGM               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve to confirm the legality of                ISSUER            YES             FOR                  FOR

convening the OGM and its capacity to adopt

PROPOSAL #4.: Approve to accept the agenda                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the financial statement of the         ISSUER            YES             FOR                  FOR

Company for 2009

PROPOSAL #6.: Approve the Management Board's report          ISSUER            YES             FOR                  FOR

on the activity of the Company for 2009

PROPOSAL #7.: Approve the Supervisory Board's report         ISSUER            YES             FOR                  FOR

on evaluation of the financial statement of the

Company for 2009, the Management Board's report on

the activity of the Company for 2009 and the

Management Board's motion on allocation of profits

PROPOSAL #8.: Approve the Supervisory Board's report         ISSUER            YES             FOR                  FOR

on its activity in 2009, including assessment of the

Supervisory Board's activity and brief evaluation of

the Company's standing, together with assessment of

an internal control system and risk management system

PROPOSAL #9.: Approve the financial statement of the         ISSUER            YES             FOR                  FOR

Company for 2009

PROPOSAL #10.: Approve the Management Board's report         ISSUER            YES             FOR                  FOR

on the activity of the Company for 2009

PROPOSAL #11.: Approve the vote of acceptance to the         ISSUER            YES             FOR                  FOR

Management Board for 2009

PROPOSAL #12.: Approve the vote of acceptance to the         ISSUER            YES             FOR                  FOR

Supervisory Board for 2009

PROPOSAL #13.: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statement of the capital group for 2009 which stands

in conformity with the International Financial

Accountancy Standards

PROPOSAL #14.: Approve the Management Board's report         ISSUER            YES             FOR                  FOR

on the activity of the capital group for 2009

PROPOSAL #15.: Adopt a resolution on allocation of            ISSUER            YES             FOR                  FOR

profits for 2009 and on cash dividend payment

PROPOSAL #16.: Adopt a resolution on changes in the          ISSUER            YES             FOR                  FOR

Company's statute

PROPOSAL #17.: Adopt a resolution on determination of        ISSUER            YES             FOR                  FOR

 the number of the Supervisory Board Members

PROPOSAL #18.: Adopt a resolution on changes in the          ISSUER            YES             FOR                  FOR

composition of the Supervisory Board

PROPOSAL #19.: Adopt a resolution on changes in                 ISSUER            YES             FOR                  FOR

remuneration policy of the Supervisory Board

PROPOSAL #20.: Adopt a resolution on cancellation of         ISSUER            YES             FOR                  FOR

the resolution no. 4/2008 adopted by the GMS from 15

OCT 2008 concerning remuneration policy of the

Management Board and of the resolution no. 6/2010

adopted by the GMS from 16 MAR 2010 concerning

changes in the resolution no. 4/2008 adopted by the

GMS from 15 OCT 2008 concerning remuneration policy

of the Management Board

PROPOSAL #21.: Closing of the OGM                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRESIDENT CHAIN STORE CORP

  TICKER:                  N/A                 CUSIP:   Y7082T105

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the status of            ISSUER             NO              N/A                  N/A

joint-venture in the People's Republic of China

PROPOSAL #A.4: Receive the report on the status of            ISSUER             NO              N/A                  N/A

assets impairment

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 3.6 per share

PROPOSAL #B.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Amend the procedures of asset                       ISSUER            YES             FOR                  FOR

acquisition or disposal

PROPOSAL #B.5: Other issues and Extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRETORIA PORTLAND CEMENT CO LTD

  TICKER:                  N/A                 CUSIP:   S63820120

  MEETING DATE:      1/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial         ISSUER            YES             FOR                  FOR

statements for the YE 30 SEP 2009, including the

Directors' report and the report of the Auditors

PROPOSAL #2.1: Appoint SG Helepi as a Director of the        ISSUER            YES             FOR                  FOR

 Company effective from 01 DEC 2009

PROPOSAL #2.2: Appoint P Stuiver as a Director of the        ISSUER            YES             FOR                  FOR

 Company effective from 01 JUN 2009

PROPOSAL #2.3: Appoint MP Malungani as a Director of         ISSUER            YES             FOR                  FOR

the Company effective from 27 FEB 2009

PROPOSAL #2.4: Appoint J.S Vilakazi as a Director of         ISSUER            YES             FOR                  FOR

the Company effective from 27 FEB 2009

PROPOSAL #3.1: Re-appoint Mr. S. Abdul Kader as a              ISSUER            YES             FOR                  FOR

Director of the Company, who is required to retire by

 rotation, as a Director of the Company

PROPOSAL #3.2: Re-appoint Ms. ZJ Kganyago, as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who is required to retire as

 a Director of the Company

PROPOSAL #3.3: Re-appoint NB Langa-Royds, as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who is required to retire as

 a Director of the Company

PROPOSAL #3.4: Re-appoint Mr. J. Shibambo, as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who is required to retire as

 a Director of the Company

PROPOSAL #4.: Approve, with effect from 01 OCT 2009          ISSUER            YES             FOR                  FOR

and in terms of Article 61 of the Company's Articles

of Association, the fees payable to the Non-Executive

 Directors be set as follows: the Chairman, an all-

inclusive fee of  ZAR 605 000 per annum,a Board

Member, ZAR 162 000 per annum; the Audit Committee

Chairman ZAR 151 000 per annum, an Audit Committee

Member, ZAR 78 000 per annum; the Remuneration

Committee Chairman, ZAR 19 000 per annum, a

Remuneration Committee Member, ZAR 59 000 per annum,

the Risk And Compliance Committee Chairman ZAR 97 000

 per annum; a Risk And Compliance Committee Member,

ZAR 49 000 per annum; other Committee Chairman, ZAR

97 000 per annum; and other Committee Member, ZAR 49

000 per annum

PROPOSAL #S.5: Approve that that the company or any          ISSUER            YES             FOR                  FOR

subsidiary of the Company may, subject to the

Companies Act, the company's Articles of Association

and the listings requirements of the JSE from time to

 time [listings requirements] and any other stock

exchange upon which the securities in the capital of

the Company may be quoted or listed from time to

time, repurchase securities issued by the Company;

[Authority expires until the next AGM of the company

or for 15 months from the date of the resolution,

whichever is the shorter], and may be varied by a

special resolution by any general meeting of the

Company at any time prior to the next AGM; pursuant

to the above, the following additional information,

required in terms of the listings requirements, is

submitted: it is recorded that the Company or any

subsidiary of the Company may only make a general

repurchase of the company's securities if: the

repurchase of securities is effected through the

order book operated by the JSE trading system and is

done without any prior understanding or arrangement

between the Company or the relevant subsidiary and

the counterparty and authorize the Company thereto by

 its Articles of Association, in terms of a special

resolution of the Company in general meeting,

[authority expires the next AGM or for 15 months from

 the date of the resolution, whichever period is the

shorter]; repurchases are made at a price not greater

 than 10% above the weighted average of the market

value for the securities for the 5 business days

immediately preceding the date on which the

repurchase is effected; at any point in time, the

Company or the relevant subsidiary may only appoint

one agent to effect any repurchases on the company's

behalf; the Company or the relevant subsidiary only

undertake repurchases if, after such repurchase, the

Company still complies with shareholder-spread

requirements in terms of the listings requirements;

the Company or the relevant subsidiary does not

repurchase securities during a prohibited period

defined in terms of the listings requirements, unless

 it has a repurchase programme where the dates and

quantities of securities to be traded during the

relevant period are fixed [not subject to any

variation] and full details of the programme have

been disclosed in an announcement on SENS prior to

the commencement of the prohibited period, a paid

press announcement containing full details of such

repurchases is published as soon as the Company or

subsidiary has repurchased securities constituting,

on a cumulative basis, 3 /o of the number of

securities in issue prior to the repurchases and for

each 3% , on a cumulative basis, thereafter, and the

general repurchase is limited to a maximum of 20% of

the Company's issued share capital of that class in

PROPOSAL #6.: Re-appoint Messrs Deloitte & Touche as         ISSUER            YES             FOR                  FOR

the External Auditors of the company as recommended

by the Audit Committee, to hold office from the

conclusion of the 114th AGM until the conclusion of

the next AGM of the Company; Mr. M John Jarvis [IRBA

No 342297] from the mentioned firm of Auditors will

undertake the audit

PROPOSAL #7.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the External Auditors, Messrs

Deloitte & Touche, for the past year's audit

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRIME VIEW INTERNATIONAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y70814101

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To report the issuance status of 2nd            ISSUER             NO              N/A                  N/A

local convertible bond

PROPOSAL #2.1: Approve to revise the capital usage of        ISSUER            YES             FOR                  FOR

 the capital injection and 2nd convertible bond

PROPOSAL #2.2: Approve the merger agreements with Ink        ISSUER            YES             FOR                  FOR

 Corporation via cash and stock exchange

PROPOSAL #2.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation and the rules of issuing convertible

bonds

PROPOSAL #3.: Other issues and extraordinary motions         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRIME VIEW INTL CO LTD

  TICKER:                  N/A                 CUSIP:   Y70814101

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and  the         ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of monetary loans,                      ISSUER             NO              N/A                  N/A

endorsement and guarantee of  the Company and the

subsidiaries

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

 financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting  deficit of year 2009

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of  incorporation

PROPOSAL #B.4: Approve the proposal to release the           ISSUER            YES             FOR                  FOR

prohibition on directors and  the representative from

  participation in competitive  business

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.6: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT ADARO ENERGY TBK

  TICKER:                  N/A                 CUSIP:   Y7087B109

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the annual report and ratify          ISSUER            YES             FOR                  FOR

the consolidated financial report of the Company for

the year 2009

PROPOSAL #A.2: Approve the profit allocation for 2009        ISSUER            YES             FOR                  FOR

PROPOSAL #A.3: Appointment of the Public Accountant           ISSUER            YES             FOR                  FOR

PROPOSAL #A.4: Approve to determine the honorarium or        ISSUER            YES             FOR                  FOR

 salary and other allowances for the Commissioners

and Directors

PROPOSAL #A.5: Receive the other report related to            ISSUER            YES         AGAINST           AGAINST

Company's activities

PROPOSAL #E.1: Approve to change the composition of          ISSUER            YES         AGAINST           AGAINST

the Board of Commissioners

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT ANEKA TAMBANG TBK

  TICKER:                  N/A                 CUSIP:   Y7116R158

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's annual report                ISSUER            YES             FOR                  FOR

regarding the Company's condition and activities

including report of Commissioners supervision in book

 year 2009 and ratify the Company's financial report

in book year 2009 and to release and discharge

(Volledig Qcquit Et De Charge) to the Directors and

Commissioners from their Managerial and supervision

in book year 2009

PROPOSAL #2: Ratify the report of partnership and              ISSUER            YES             FOR                  FOR

environment development program for book year 2009

and to release and grant discharge the Directors and

Commissioners from their managerial and supervision

in partnership and environment development program

for book year 2009

PROPOSAL #3: Approve to determine the Company's                 ISSUER            YES             FOR                  FOR

profit utilization for book year 2009

PROPOSAL #4: Approve to determine Tantiem for the              ISSUER            YES             FOR                  FOR

Directors and Commissioners for book year 2009 and

salary honorarium, facility and benefit for book year

 2010

PROPOSAL #5: Appointment of the Public Accountant for        ISSUER            YES             FOR                  FOR

 book year 2010

PROPOSAL #6: Approve to restructure the Company's              ISSUER            YES         AGAINST           AGAINST

Board of Commissioners

PROPOSAL #7: Amend the Company's Article of                        ISSUER            YES             FOR                  FOR

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT ASTRA AGRO LESTARI TBK, JAKARTA

  TICKER:                  N/A                 CUSIP:   Y7116Q119

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's annual report, the        ISSUER            YES             FOR                  FOR

 ratification on Company's income statement report

for book year 2009

PROPOSAL #2: Approve the Company's profit utility               ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appointment of the Public Accountant to         ISSUER            YES             FOR                  FOR

audit the Company's books for book year 2010 and

determination honorarium and other requirement of its

 appointment

PROPOSAL #4: Approve the restructuring of the                     ISSUER            YES             FOR                  FOR

Company's Board of Directors, the salary

determination and other benefits for the Board of

Directors, and determination of honorarium and other

benefits for Board of Commissioner

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT ASTRA INTERNATIONAL TBK

  TICKER:                  N/A                 CUSIP:   Y7117N149

  MEETING DATE:      3/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the change of the Board of                 ISSUER            YES         AGAINST           AGAINST

Directors Composition

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT ASTRA INTERNATIONAL TBK

  TICKER:                  N/A                 CUSIP:   Y7117N149

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report and                          ISSUER            YES             FOR                  FOR

ratification to Company's financial report for year

2009

PROPOSAL #2: Approve the profit allocation for year          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #3: Approve the changing in the composition         ISSUER            YES         AGAINST           AGAINST

of Company's Board and determine their salary,

honorarium and allowances

PROPOSAL #4: Appointment of Public Accountant for              ISSUER            YES             FOR                  FOR

year 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BANK DANAMON INDONESIA TBK

  TICKER:                  N/A                 CUSIP:   Y71188190

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's annual report for         ISSUER            YES             FOR                  FOR

year 2009

PROPOSAL #2: Approve the profit allocation for year          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #3: Approve the implementation of new                   ISSUER            YES             FOR                  FOR

accounting standard and the implication

PROPOSAL #4: Appointment to Public Accountant for              ISSUER            YES             FOR                  FOR

year 2010

PROPOSAL #5: Approve to change the composition of              ISSUER            YES         AGAINST           AGAINST

Company's Board and Syariah Supervisory Board

PROPOSAL #6: Approve to determine the salary or                 ISSUER            YES             FOR                  FOR

honorarium for Company's Board

PROPOSAL #7: Approve the funding utilization report          ISSUER            YES             FOR                  FOR

of rights issue until 31 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BANK MANDIRI (PERSERO) TBK

  TICKER:                  N/A                 CUSIP:   Y7123S108

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, report on the        ISSUER            YES         ABSTAIN           AGAINST

 use of funds from public offering of Rupiah

Subordinated Debt of Bank Mandiri I for the year of

2009; ratification of financial, Board of

Commissioners report and the annual partnership and

Community development program report for the year of

2009

PROPOSAL #2: Approve the utilization of the Company's        ISSUER            YES         ABSTAIN           AGAINST

 net profit for book year 2009

PROPOSAL #3: Authorize the Board of Directors to                ISSUER            YES         ABSTAIN           AGAINST

appoint of Independent Public Accountant to Audit

Company's books for book year 2010

PROPOSAL #4: Approve the remuneration of the Board of        ISSUER            YES         ABSTAIN           AGAINST

 Directors, honorarium of the Board of Commissioners

and Tantieme for the Members of the Board of

Directors and the Board of Commissioners of the

PROPOSAL #5: Approve the Board of Commissioners to            ISSUER            YES         ABSTAIN           AGAINST

increase the issue/paid up capital

PROPOSAL #6: Approve the enhancement and increase of         ISSUER            YES         ABSTAIN           AGAINST

the pension benefits for the Members of Dana Pensiun

Bank Mandiri Satu until Dana Pensiun Bank Mandiri

PROPOSAL #7: Approve to increase its shares ownership        ISSUER            YES         ABSTAIN           AGAINST

 in Pt Axa Mandiri financial services

PROPOSAL #8: Approve change of the Board of Directors        ISSUER            YES         ABSTAIN           AGAINST

 and Commissioners

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BANK NEGARA INDONESIA (PERSERO) TBK, JAKARTA

  TICKER:                  N/A                 CUSIP:   Y74568166

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report 2009 and                 ISSUER            YES             FOR                  FOR

ratification of balance sheet and profit or loss

statement

PROPOSAL #2: Approve the 2009 profit allocation                  ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appointment of public accountant for 2010      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve to determine the salary and                ISSUER            YES             FOR                  FOR

tanti for Directors, and honorarium and tantiem for

the Commissioners

PROPOSAL #5: Approve to change of Company's board               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Amend the Article of Association                      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BANK RAKYAT INDONESIA (PERSERO) TBK

  TICKER:                  N/A                 CUSIP:   Y0697U104

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, ratification         ISSUER            YES             FOR                  FOR

to financial report and Commissioner's Supervision

report for year 2009 and also funding utilization

report of public offering

PROPOSAL #2: Ratification to corporate social and              ISSUER            YES             FOR                  FOR

responsibility report for year 2009 program for book

year 2009

PROPOSAL #3: Approve the profit allocation for year          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #4: Approve to determine the amount of                 ISSUER            YES             FOR                  FOR

Salary, honorarium and tantiem for Company's Board

PROPOSAL #5: Appointment to Public Accountant for              ISSUER            YES             FOR                  FOR

year 2010 ok year 2010 and appointment of public

accountant to Audit the program of partnership and

environment development

PROPOSAL #6: Grant authority to Commissioner to                 ISSUER            YES         AGAINST           AGAINST

increase the capital related to MSOP Management Stock

 Option Program  which were decided on previous

shareholders meeting

PROPOSAL #7: Approve to change the composition of              ISSUER            YES         AGAINST           AGAINST

Company's Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BK CENT ASIA TBK

  TICKER:                  N/A                 CUSIP:   Y7123P138

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve of the Company's annual report          ISSUER            YES             FOR                  FOR

including the Company's financial statements and the

Board of Commissioners supervision report, and grant

discharge [acquit et decharge] to all members of the

Board of Director and the Board of Commissioners of

the Company for their Management and Supervision

during the FYE 31 DEC 2009

PROPOSAL #2: Approve the appropriation of the                     ISSUER            YES             FOR                  FOR

Company's profit for the FYE 31 DEC 2009

PROPOSAL #3: Approve to determine the remuneration or        ISSUER            YES             FOR                  FOR

 honorarium and other benefits for Members of the

Board of Directors and the Board of Commissioners of

the Company

PROPOSAL #4: Appointment of the registered public              ISSUER            YES             FOR                  FOR

accountant to audit the Company's books for the FYE

31 DEC 2010

PROPOSAL #5: Authorize the Board of Directors to pay         ISSUER            YES             FOR                  FOR

interim dividends for the FY 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BUMI RESOURCES TBK

  TICKER:                  N/A                 CUSIP:   Y7122M110

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to pledge all or part of the              ISSUER            YES         AGAINST           AGAINST

Company's asset in order to obtain loan from third

party

PROPOSAL #2: Re-appoint the Company's Board of                   ISSUER            YES         AGAINST           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BUMI RESOURCES TBK

  TICKER:                  N/A                 CUSIP:   Y7122M110

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Ratify the 2009 financial statement                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the profit allocation                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint public accountant                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT INDO TAMBANGRAYA MEGAH TBK

  TICKER:                  N/A                 CUSIP:   Y71244100

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report for year 2009         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Ratify the Company's financial report            ISSUER            YES             FOR                  FOR

for year 2009

PROPOSAL #3: Approve the profit allocation for year          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #4: Appointment of Public Accountant for              ISSUER            YES             FOR                  FOR

year 2010 and approve to determine their

PROPOSAL #5: Approve to determine the remuneration            ISSUER            YES             FOR                  FOR

package for Company's Board

PROPOSAL #6: Appointment to Company's Board                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Approve the report to funding                          ISSUER            YES             FOR                  FOR

utilization of IPO for year 2007

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT INDOSAT TBK

  TICKER:                  N/A                 CUSIP:   Y7130D110

  MEETING DATE:      1/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the restructuring of the                     ISSUER            YES         AGAINST           AGAINST

Company's Board of Commissioners and/or Directors

PROPOSAL #2: Amend the Company's Articles of                       ISSUER            YES             FOR                  FOR

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT INDOSAT TBK

  TICKER:                  N/A                 CUSIP:   Y7130D110

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report and to ratify         ISSUER            YES             FOR                  FOR

the financial statement of the company for the FYE 31

 DEC 2009 and thereby releases and grant discharge

the Board of Commissioners from their Supervisory

responsibilities and the Board of Directors from

their managerial responsibilities for FYE 31 DEC 2009

 to the extent that their actions are reflected in

the financial statements of the Company for the FYE

31 DEC 2009 on the basis that such actions do not

conflict with or violate prevailing laws and

PROPOSAL #2: Approve the allocations of net profit            ISSUER            YES             FOR                  FOR

for reserve funds, dividends and other purposes and

to determine the amount, time and manner of payment

of dividends for the FYE 31 DEC 2009

PROPOSAL #3: Approve to determine the remuneration            ISSUER            YES             FOR                  FOR

for Board of Commissioners for book year 2010

PROPOSAL #4: Appointment of independent public                   ISSUER            YES             FOR                  FOR

accountant for book YE 31 DEC 2010

PROPOSAL #5: Approve the Board of Director's                       ISSUER            YES         AGAINST           AGAINST

structure for period 2010-2015

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT INTERNATIONAL NICKEL INDONESIA INCO

  TICKER:                  N/A                 CUSIP:   Y39128148

  MEETING DATE:      3/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the Members of the            ISSUER            YES         AGAINST           AGAINST

Board of Directors of the Company

PROPOSAL #2.: Approve to change the Members of the            ISSUER            YES         AGAINST           AGAINST

Company's Board of Commissioners

PROPOSAL #3.: Approve the re-affirmation of the                 ISSUER            YES             FOR                  FOR

interim dividend declared for November 2009

PROPOSAL #4.: Approve to consider a dividend to be            ISSUER            YES             FOR                  FOR

paid out of the 2008 retained earning

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT INTERNATIONAL NICKEL INDONESIA INCO

  TICKER:                  N/A                 CUSIP:   Y39128148

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Board of Directors report            ISSUER            YES             FOR                  FOR

for the book year 2009

PROPOSAL #2: Receive the Board of Commissioners                 ISSUER            YES             FOR                  FOR

report for the book year 2009

PROPOSAL #3: Ratify the financial report for the book        ISSUER            YES             FOR                  FOR

 year 2009

PROPOSAL #4: Approve the determine on utilization of         ISSUER            YES             FOR                  FOR

Company's net profit for the book year 2009 and

consider the cash dividend distribution for the book

year 2009

PROPOSAL #5: Appointment of the Board of Commissioners      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Appointment of the Board of Directors             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Appointment of remuneration of the Board        ISSUER            YES             FOR                  FOR

 of Commissioners

PROPOSAL #8: Authorize the Board of Commissioners to         ISSUER            YES             FOR                  FOR

determine salary and remuneration for the Board of

Directors

PROPOSAL #9: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

appoint the Independent Public Accountant to Audit

Company's books for book year 2010

PROPOSAL #10: Others related to the agenda                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT INTERNATIONAL NICKEL INDONESIA TBK

  TICKER:                  N/A                 CUSIP:   Y39128148

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to adjust the Articles of                 ISSUER            YES             FOR                  FOR

Association to comply with the regulation of the

Indonesian Capital Market and financial institutions

Supervisory Board No.IX.J.1

PROPOSAL #2.: Appoint the Member of the Board of                ISSUER            YES         AGAINST           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT LIPPO KARAWACI TBK

  TICKER:                  N/A                 CUSIP:   Y7129W186

  MEETING DATE:      5/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve and ratify the Board of                   ISSUER            YES             FOR                  FOR

Directors report for the book year 2009

PROPOSAL #A.2: Approve the determination on                        ISSUER            YES             FOR                  FOR

utilization of Company's net profit for book year 2009

PROPOSAL #A.3: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

appoint the Independent Public Accountant to audit

Company's books for the book year 2010

PROPOSAL #A.4: Approve the determination on members          ISSUER            YES         AGAINST           AGAINST

of the Board of management structure and determine

salary and allowances for the Board of Directors and

honorarium as well as allowance for the Board of

Commissioners

PROPOSAL #E.1: Approve on Company plan to get fund by        ISSUER            YES             FOR                  FOR

 issuing debt notes or others by Company and/or

Company subsidiary with total of shares owned by

Company, in total of USD 350,000,000 which is

material transaction as per the Indonesia capital

market and financial institutions Supervisory Board

regulation and L K no. IX.E.2 regarding material

transaction and change in main business activity

PROPOSAL #E.2: Approve on Company plan and/or Company        ISSUER            YES         AGAINST           AGAINST

 subsidiary to pledge Company assets and/or give

Corporate guarantee related to issue debt notes by

Company and/or Company subsidiary

PROPOSAL #E.3: Approve to adjust on Company plan to          ISSUER            YES             FOR                  FOR

issue new shares without pre emptive rights as per

EGM resolution held on 28 NOV 2007

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT PERUSAHAAN GAS NEGARA (PERSERO) TBK

  TICKER:                  N/A                 CUSIP:   Y7136Y118

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Ratify the 2009 financial statement and         ISSUER            YES             FOR                  FOR

Acquit Et De Charge to the Company's Board

PROPOSAL #3: Approve the profit allocation for year          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #4: Appointment of Public Accountant                      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve to determine remuneration for            ISSUER            YES             FOR                  FOR

the Company's Board

PROPOSAL #6: Approve to change the Company's Board             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT SEMEN GRESIK PERSERO TBK

  TICKER:                  N/A                 CUSIP:   Y7142G168

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the restructuring of the                   ISSUER            YES         AGAINST           AGAINST

Company's Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT SEMEN GRESIK PERSERO TBK

  TICKER:                  N/A                 CUSIP:   Y7142G168

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the changes on Company's Article        ISSUER            YES             FOR                  FOR

 of Association

PROPOSAL #2: Approve the changes on Company's Board           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT SEMEN GRESIK PERSERO TBK

  TICKER:                  N/A                 CUSIP:   Y7142G168

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report and                 ISSUER            YES             FOR                  FOR

ratify the financial statement and Acquit Et de

Charge Company's Board

PROPOSAL #2: Approve the 2009 annual environmental            ISSUER            YES             FOR                  FOR

development partnership program

PROPOSAL #3: Approve the 2009 profit allocation                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve to determine salary and                       ISSUER            YES             FOR                  FOR

honorarium Company's Board

PROPOSAL #5: Appoint Public Accountant                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT TAMBANG BATUBARA BUKIT ASAM (PERSERO) TBK

  TICKER:                  N/A                 CUSIP:   Y8520P101

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and ratify the        ISSUER            YES             FOR                  FOR

 financial statement for year end 2009 and acquit et

de charge the Board of Director and the Commissioner

PROPOSAL #2: Approve the partnership and Environment         ISSUER            YES             FOR                  FOR

Building Program report and acquit et de charge the

Board of Director and the Commissioner on the

Supervisory actions

PROPOSAL #3: Approve to determine 2009 profit                     ISSUER            YES             FOR                  FOR

allocation

PROPOSAL #4: Approve to determine the Board of                   ISSUER            YES             FOR                  FOR

Director and Commissioner salary and allowances

PROPOSAL #5: Appointment of public account to audit          ISSUER            YES             FOR                  FOR

2010 partnership and environment

PROPOSAL #6: Approve to change Company's Article of          ISSUER            YES             FOR                  FOR

Association regarding affiliation transaction and

conflict interest

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT UNILEVER INDONESIA TBK

  TICKER:                  N/A                 CUSIP:   Y9064H141

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratification of financial report and            ISSUER            YES             FOR                  FOR

approval of the annual report including the Board of

Commissioners report for book year 2009, and Acquit

Et De Charge to the Board of Commissioner and the

Board of Directors as reflected in annual report

PROPOSAL #2.: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

appoint of Independent Public Accountant to audit

Company's books for book year 2010 and determine

their honorarium

PROPOSAL #3.: Approve to change the Board of                       ISSUER            YES         AGAINST           AGAINST

Directors and the Board of Commissioners, as well as

determination on remuneration for the Board of

Directors and the Board of Commissioners for book

year 2010

PROPOSAL #4.: Approve the adjustment proposal of                ISSUER            YES         AGAINST           AGAINST

pension fund from pensioner since year 2007 and 2008,

 on change and additional of pension fund regulation

of the Company as per the statement of the pension

fund founder of PT Unilever Indonesia dated 30 MAR

2010 [DPUI Founder Statement], authorization with

substitution rights to the board of directors to act

on behalf of DPUI Founder and do any necessary action

 related to the DPUI Founder statement and others

related to the agenda of the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT UTD TRACTORS TBK

  TICKER:                  N/A                 CUSIP:   Y7146Y140

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report and financial         ISSUER            YES             FOR                  FOR

statement of Company for book year 2009

PROPOSAL #2: Appointment of the profit allocation of         ISSUER            YES             FOR                  FOR

Company

PROPOSAL #3: Approve to change the Member of Board of        ISSUER            YES         AGAINST           AGAINST

 Directors and Commissioners and appointment of

Member of Board of Commissioners for year 2010 until

PROPOSAL #4: Appointment of public accountant and              ISSUER            YES             FOR                  FOR

authorize the Directors of the Company to appoint the

 honorarium of public accountant

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PTT AROMATICS AND REFINING PUBLIC COMPANY LTD, BAN

  TICKER:                  N/A                 CUSIP:   Y71360112

  MEETING DATE:      4/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Acknowledge the minutes of PTTAR 2009          ISSUER            YES             FOR                  FOR

AGM of shareholders on 07 APR 2009

PROPOSAL #2.: Acknowledge the report of the Board of         ISSUER            YES             FOR                  FOR

Directors relating to the Company's business

operations for the year 2009

PROPOSAL #3.: Approve the Company's balance sheets            ISSUER            YES             FOR                  FOR

and profit and loss statements of the year 2009

PROPOSAL #4.: Approve the distribution of profit for         ISSUER            YES             FOR                  FOR

legal reserved and dividend payment for the operating

 results of the year 2009

PROPOSAL #5.1A: Re-election of Dr. Norkun Sitthiphong        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #5.1B: Re-election of Dr. Chokchal Aksaranan        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #5.1C: Re-election of Mr. Prasert Bunsumpun         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #5.1D: Re-election of Dr. Prajya Phinyawat          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #5.1E: Re-election of Mr. Nathi Premnasmi as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #5.2: Approve the remuneration of Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Appointment of Mr. Winid Silamongkol,          ISSUER            YES             FOR                  FOR

C.P.A. [Thailand] Reg.No.3378 and/or Mr. Vairoj

Chindamaneepithak C.P.A. [Thailand] Reg.No.3565

and/or Mr. Charoen Phosamritlert C.P.A. [Thailand]

Reg.no.4068 of the KPMG Phoomchai Audit Ltd. as the

Auditors for the year 2010 and fix the annual fee of

2,677,000 Baht, by the end of the year 2010

PROPOSAL #7.: Approve the issuance of debentures                ISSUER            YES             FOR                  FOR

equivalent to and not over 500 million USD, operating

 period within 5 years 2010-2014

PROPOSAL #8.: Other issues if any                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PTT CHEMICAL PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y7135Z116

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the AGM of shareholders for              ISSUER            YES             FOR                  FOR

2009 held on 08 APR 2009

PROPOSAL #2.: Acknowledge the Company's operation for        ISSUER            YES             FOR                  FOR

 the year 2009 and the recommendation for the

Company's Business Plan

PROPOSAL #3.: Approve the Company's financial                     ISSUER            YES             FOR                  FOR

statements including balance sheet and income

statement for the YE 31 DEC 2009

PROPOSAL #4.: Approve the appropriation of profit for        ISSUER            YES             FOR                  FOR

 the year 2009 operating results and dividend payout

PROPOSAL #5.: Approve the Directors' remunerations             ISSUER            YES             FOR                  FOR

PROPOSAL #6.1: Election of Mr. Somchai Kuvijitsuwan          ISSUER            YES             FOR                  FOR

as a new Director to replace those who are due to

retire by rotation

PROPOSAL #6.2: Election of Mr. Tevin Vongvanich new          ISSUER            YES             FOR                  FOR

Director to replace those who are due to retire by

rotation

PROPOSAL #6.3: Election of Mr. Cholanat Yanaranop new        ISSUER            YES             FOR                  FOR

 Director to replace those who are due to retire by

rotation

PROPOSAL #6.4: Election of Mr. Nontigorn                              ISSUER            YES             FOR                  FOR

Karnchanachitra new Director to replace those who are

 due to retire by rotation

PROPOSAL #6.5: Election of Mr. Sombat Sarntijaree new        ISSUER            YES             FOR                  FOR

 Director to replace those who are due to retire by

rotation

PROPOSAL #7.: Appointment of the Auditor and fix the         ISSUER            YES             FOR                  FOR

annual fee for 2010

PROPOSAL #8.: Any other issues if any                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG

  TICKER:                  N/A                 CUSIP:   Y7145P165

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Acknowledge the 2009 performance result         ISSUER            YES             FOR                  FOR

and 2010 work plan of the Company

PROPOSAL #2: Approve the 2009 financial statements             ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the dividend payment for 2009            ISSUER            YES             FOR                  FOR

performance

PROPOSAL #4: Appoint the Auditor and approve to                 ISSUER            YES             FOR                  FOR

consider the Auditor's fees for the year

PROPOSAL #5.: Elect the new Directors in replacement         ISSUER            YES             FOR                  FOR

of those who are due to retire by

PROPOSAL #6: Acknowledge the Directors' and the Sub-         ISSUER            YES             FOR                  FOR

Committees' remuneration

PROPOSAL #7: Other matters (if any)                                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PTT PUBLIC COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   Y6883U113

  MEETING DATE:      4/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to certify the 2009 AGM minutes         ISSUER            YES             FOR                  FOR

on 10 APR 2009

PROPOSAL #2: Approve the 2009 performance statement          ISSUER            YES             FOR                  FOR

and the 2009 financial statement, end up on 31 Dec

PROPOSAL #3: Approve the 2009 Net Profit Allocation          ISSUER            YES             FOR                  FOR

Plan and Dividend Policy

PROPOSAL #4: Appointment of an Auditor and consider          ISSUER            YES             FOR                  FOR

the 2010 Auditor fees

PROPOSAL #5: Approve the 2010 Board of Directors'              ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #6.1: Election of Director in replacement:          ISSUER            YES             FOR                  FOR

Mrs. Benja Louichareon

PROPOSAL #6.2: Election of Director in replacement:          ISSUER            YES             FOR                  FOR

Mr. Pichai Chunhavajira

PROPOSAL #6.3: Election of Director in replacement:          ISSUER            YES             FOR                  FOR

Mr. Krairit Nilkuha

PROPOSAL #6.4: Election of Director in replacement:          ISSUER            YES             FOR                  FOR

Mr. Nontigorn Kanchanachitra

PROPOSAL #6.5: Election of Director in replacement:          ISSUER            YES             FOR                  FOR

Mr. Piyawat Niyomrerks

PROPOSAL #7: Approve the 5 years External Fund                   ISSUER            YES         AGAINST           AGAINST

Raising Plan  during 2010-2014  for Financial

Investment Plan and/or working capital and/or debt

Re-financing Plan of approximately THB 80,000,000,000

PROPOSAL #8: Other matters  if any                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PUBLIC BANK BHD

  TICKER:                  N/A                 CUSIP:   Y71497104

  MEETING DATE:      3/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the FYE 31 DEC 2009 and the reports of

 the Directors and the Auditors thereon

PROPOSAL #2.: Re-elect Dato Yeoh Chin Kee as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 111 of the Company's Articles of Association

PROPOSAL #3.: Re-elect Y.A.M. Tengku Abdul Rahman              ISSUER            YES             FOR                  FOR

Ibni Sultan Haji Ahmad Shah Al-Mustain Billah as a

Director, who retires by rotation pursuant to Article

 111 of the Company's Articles of Association

PROPOSAL #4.: Re-appoint Tan Sri Dato Sri Dr. Teh              ISSUER            YES             FOR                  FOR

Hong Piow as a Director of the Company, who retires

pursuant to Section 129 of the Companies Act 1965,

until the next AGM

PROPOSAL #5.: Re-appoint Tan Sri Dato Thong Yaw Hong         ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires pursuant to

 Section 129 of the Companies Act 1965, until the

next AGM

PROPOSAL #6.: Re-appoint Dato Dr. Haji Mohamed Ishak         ISSUER            YES             FOR                  FOR

bin Haji Mohamed Ariff as a Director of the Company,

who retires pursuant to Section 129 of the Companies

Act 1965, until the next AGM

PROPOSAL #7.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

of MYR 1,305,000 for the FYE 31 DEC 2009

PROPOSAL #8.: Re-appoint Messrs. KPMG as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company for the FYE 31 DEC 2010 and authorize

 the Directors to fix the Auditors' remuneration

PROPOSAL #9.: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

Companies Act, 1965, the Memorandum and Articles of

Association of the Company and the requirements of

Bank Negara Malaysia, Bursa Malaysia Securities

Berhad  Bursa Malaysia  and any other relevant

authorities, to purchase such number of ordinary

shares of MYR 1.00 each in PBB as may be determined

by the Directors from time to time through Bursa

Malaysia upon such terms and conditions as the

Directors may deem fit in the interest of the Company

 provided that the aggregate number of shares

purchased pursuant to this resolution does not exceed

 10% of the total issued and paid-up share capital of

 the Company; an amount not exceeding PBB's total

audited retained profits and share premium account at

 the time of purchase by PBB for the Proposed Share

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PUBLIC BANK BHD

  TICKER:                  N/A                 CUSIP:   Y71497112

  MEETING DATE:      3/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 and the reports of the

Directors and Auditors thereon

PROPOSAL #2: Re-elect Dato' Yeoh Chin Kee as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation pursuant to Article

 111 of the Company's Articles of Association

PROPOSAL #3: Re-elect Y.A.M. Tengku Abdul Rahman Ibni        ISSUER            YES             FOR                  FOR

 Sultan Haji Ahmad Shah Al-Mustain Billah as a

Director, who retires by rotation pursuant to Article

 111 of the Company's Articles of Association

PROPOSAL #4: Re-appoint Tan Sri Dato' Sri Dr. Teh              ISSUER            YES             FOR                  FOR

Hong Piow as a Director of the Company, who retires

pursuant to Section 129 of the Companies Act, 1965,

to hold office until the next AGM

PROPOSAL #5: Re-appoint Tan Sri Dato' Thong Yaw Hong         ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires pursuant to

 Section 129 of the Companies Act, 1965, to hold

office until the next AGM

PROPOSAL #6: Re-appoint Dato' Dr. Haji Mohamed Ishak         ISSUER            YES             FOR                  FOR

bin Haji Mohamed Ariff as a Director of the Company,

who retires pursuant to Section 129 of the Companies

Act, 1965, to hold office until the next AGM

PROPOSAL #7: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of MYR 1,305,000 for the FYE 31 DEC 2009

PROPOSAL #8: Re-appoint Messrs KPMG as the Auditors          ISSUER            YES             FOR                  FOR

of the Company for the FYE 31 DEC 2010 and authorize

the Directors to fix the Auditors' remuneration

PROPOSAL #9: Authorize the Company, subject to the            ISSUER            YES             FOR                  FOR

Companies Act, 1965, the Memorandum and Articles of

Association of the Company and the requirements of

Bank Negara Malaysia, Bursa Malaysia Securities

Berhad  Bursa Malaysia  and any other relevant

authorities, to purchase such number of ordinary

shares of MYR 1.00 each in PBB as may be determined

by the Directors from time to time through Bursa

Malaysia upon such terms and conditions as the

Directors may deem fit in the interest of the Company

 provided that the aggregate number of shares

purchased pursuant to this resolution does not exceed

 ten per centum of the total issued and paid-up share

 capital of the Company; an amount not exceeding

PBB's total audited retained profits and share

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QISDA CORP

  TICKER:                  N/A                 CUSIP:   Y07988101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

the financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, the revision to the procedures of

 endorsement and guarantee and the revision to the

procedures of trading derivatives

PROPOSAL #B.5: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QUANTA COMPUTER INC

  TICKER:                  N/A                 CUSIP:   Y7174J106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The status of overseas convertible              ISSUER             NO              N/A                  N/A

bonds

PROPOSAL #A.2: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports,              ISSUER            YES             FOR                  FOR

financial statements and the audited reports

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.7 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B61.1: Election of Barry Lam  Shareholder          ISSUER            YES             FOR                  FOR

No: 1  as a Director

PROPOSAL #B61.2: Election of C.C. Leung  Shareholder         ISSUER            YES             FOR                  FOR

No: 5  as a Director

PROPOSAL #B61.3: Election of C.T. Huang  Shareholder         ISSUER            YES             FOR                  FOR

No: 528  as a Director

PROPOSAL #B62.1: Election of Wei-Ta Pan  Shareholder         ISSUER            YES             FOR                  FOR

No: 99044  as an Independent Director

PROPOSAL #B62.2: Election of Chi-Chih Lu  Shareholder        ISSUER            YES             FOR                  FOR

 No: K121007858  as an Independent Director

PROPOSAL #B63.1: Election of S.C. Liang  Shareholder         ISSUER            YES             FOR                  FOR

No: 6  as a Supervisor

PROPOSAL #B63.2: Election of Eddie Lee  ID No:                   ISSUER            YES             FOR                  FOR

R121459044  as a Supervisor

PROPOSAL #B63.3: Election of Chang Ching-Yi  ID No:          ISSUER            YES             FOR                  FOR

A122450363   as a Supervisor

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RANBAXY LABORATORIES LTD

  TICKER:                  N/A                 CUSIP:   Y7187Y165

  MEETING DATE:      9/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint, pursuant to Sections 198, 269,        ISSUER            YES             FOR                  FOR

 309 and all other applicable provisions if any, of

the Companies Act, 1956 [Act] read with Schedule XIII

 to the said Act, for the period from 19 DEC 2008 to

24 MAY 2009, Mr. Malvinder Mohan Singh as Chairman,

Chief Executive Officer & Managing Director of the

Company as per the terms and conditions contained in

the Employment Agreement executed with him and of

remuneration paid to him for the said period as

specified; approve, to seek approval of the Central

Government for waiver of excess remuneration paid to

Mr. Malvinder Mohan Singh for the period from 19 DEC

2008 to 31 DEC 2008; and authorize the Board of

Directors to take such steps as it may consider

necessary or expedient to give effect to this

Resolution

PROPOSAL #2.: Appoint, pursuant to Sections 198, 269,        ISSUER            YES             FOR                  FOR

 309 and all other applicable provisions if any, of

the Companies Act, 1956 [Act] read with Schedule XIII

 to the said Act Mr. Atul Sobti as Chief Executive

Officer & Managing Director of the, Company for a

period of three years effective 24 MAY 2009 and for

payment of remuneration on the terms and conditions

as specified; and approve to pay the specified

remuneration excluding commission and allow as

minimum remuneration to Mr. Atul Sobti during the

currency of tenure of his office as the Chief

Executive Officer & Managing Director,

notwithstanding the absence or inadequacy of profits

in any accounting year; and authorize the Board of

Directors to take such steps as the Board may

consider necessary or expedient to give effect to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RANBAXY LABORATORIES LTD

  TICKER:                  N/A                 CUSIP:   Y7187Y165

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the profit and loss account FYE         ISSUER            YES             FOR                  FOR

31 DEC 2009 and the balance sheet as at that date and

 the reports of the Directors and the Auditors thereon

PROPOSAL #2: Re-appoint M/s. BSR & Co., the retiring         ISSUER            YES             FOR                  FOR

Auditors, to hold office from the conclusion of this

Meeting until the conclusion of the next AGM and

approve to fix their remuneration

PROPOSAL #3: PLEASE NOTE THAT THIS IS A SHAREHOLDER          ISSUER            YES             FOR               AGAINST

PROPOSAL: appointment of Dr. Tsutomu Une as a

Director of the Company

PROPOSAL #4: PLEASE NOTE THAT THIS IS A SHAREHOLDER          ISSUER            YES             FOR               AGAINST

PROPOSAL: appointment of Dr. Atul Sobti as a Director

 of the Company, not liable to retire by rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REALTEK SEMICONDUCTOR CORP

  TICKER:                  N/A                 CUSIP:   Y7220N101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and the          ISSUER             NO              N/A                  N/A

2010 business plans

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of asset acquisition or              ISSUER             NO              N/A                  N/A

disposal

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.85 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 10

for 1,000 shares held

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

trading derivatives

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.7: Approve to revise the rules of                     ISSUER            YES             FOR                  FOR

shareholder meeting

PROPOSAL #B.8: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.9: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REDECARD S A

  TICKER:                  N/A                 CUSIP:   P79941103

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Articles 16, 18 and 19 and              ISSUER            YES             FOR                  FOR

adjustments to the wording in Articles 9, 29, 30, 32,

 34 and 36 of the Corporate By-laws

PROPOSAL #2: Amend the Redecard Stock Option Plan               ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REDECARD S A

  TICKER:                  N/A                 CUSIP:   P79941103

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to examine, discuss and vote            ISSUER            YES             FOR                  FOR

upon the Board of Directors annual report, the

financial statements and Independent Auditors and

Finance Committee report relating to FY ending 31 DEC

 2009

PROPOSAL #2.: Approve the allocation of the net                 ISSUER            YES             FOR                  FOR

profit from the FY and the balance of the retained

profit reserve account

PROPOSAL #3.: Election of the Members of the Board of        ISSUER            YES             FOR                  FOR

 Directors and approve to re-elect the Chairperson of

 the Board of Directors, in accordance with the terms

 of Article 13, 8 of the Corporate Bylaws, note under

 the terms of the applicable legislation

PROPOSAL #4.: Approve to set the global remuneration         ISSUER            YES             FOR                  FOR

of the Board of Directors, the Independent Auditors

and the Directors

PROPOSAL #5.: Approve to substitute the newspaper in         ISSUER            YES             FOR                  FOR

which the notices ordered by Law Number 6404 76 must

be published

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REDECARD SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P79941103

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to decide regarding the                       ISSUER            YES             FOR                  FOR

recomposition of the Board of Directors of the

Company, for the period of 2 year term in office

currently underway, which will last until those who

are elected in 2012 take office

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REDEFINE INCOME FUND LIMITED

  TICKER:                  N/A                 CUSIP:   S6814U106

  MEETING DATE:      2/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.S.1: Approve, subject to the provisions          ISSUER            YES             FOR                  FOR

of the Act and the listings requirements of the JSE,

to change the name of the Company from Redefine

Income Fund Limited to Redefine Properties Limited

with effect from 01 MAR 2010 or such other date

approved by the JSE

PROPOSAL #2.S.2: Authorize the Directors, in terms of        ISSUER            YES             FOR                  FOR

 the Company's Articles of Association, to enable the

 company or any subsidiary of the company to acquire

linked units of the Company subject to the Listings

Requirements of the JSE Limited (JSE) and the

Companies Act, 61 of 1973, as amended, on the

specified bases: the repurchase of linked units must

be implemented through the order book operated by the

 JSE trading system without any prior understanding

or arrangement between the company and the

counterparty; authorize the Company (or any

subsidiary), to do so in terms of its Articles of

Association; the number of linked units which may be

repurchased pursuant to this authority in any FY

(which commenced 01 SEP 2009) may not in the

aggregate exceed 20% (or 10% where repurchases are

effected by a subsidiary) of the Company's share

capital as at the date of this notice of AGM; CONTD.

PROPOSAL #3.O.1: Approve to place, all authorized but        ISSUER            YES         AGAINST           AGAINST

 un issued linked units of the Company under the

control of the Directors of the Company until the

next AGM, with the authority to allot and issue

linked units at such time or times, to such person or

 persons, Company or Companies and upon such terms

and conditions as they may determine, subject to

Sections 221 and 222 of the Companies Act, 1973, as

amended, and the Listings Requirements of the JSE

PROPOSAL #4.O.2: Authorize the Directors of the                 ISSUER            YES             FOR                  FOR

Company, pursuant to the Articles of Association of

the Company, to allot and issue linked units for cash

 subject to the Listings Requirements of the JSE

Limited (JSE) and the Companies Act 61 of 1973, on

the specified bases: a) the allotment and issue of

linked units for cash shall be made only to persons

qualifying as public unit holders as defined in the

Listings Requirements of the JSE and not to related

parties; the number of linked units issued for cash

shall not in the aggregate in the FY of the Company

(which commenced 01 SEP 2009) exceed 2.5% of the

Company's issued linked units; the number of linked

units which may be issued for cash shall be based on

the number of linked units in issue at the date of

the application, less any linked units issued by the

Company during the current FY provided that any

linked units to be issued for cash pursuant to a

rights issue CONTD.

PROPOSAL #5.O.3: Re-elect D. Gihwala as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6.O.4: Re-elect D. Perton as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #7.O.5: Re-elect J.A. Finn as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #8.O.6: Re-elect M.N. Flax as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #9.O.7: Re-elect G.J. Heron as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #10.O8: Re-elect K.M. Khumalo as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #11.O9: Re-elect G.G.L. Leissner as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #12O10: Re-elect H.K. Mehta as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #13O11: Re-elect B. Nackan as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #14O12: Re-elect D.H. Rice as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #15O13: Re-appoint PKF (Jhb) Inc. as the              ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #16O14: Approve the remuneration and fees            ISSUER            YES             FOR                  FOR

paid to Non-Executive Directors for the YE 31 AUG

2009, as specified in the financial statements and

the annual report of which this notice forms part

PROPOSAL #17O15: Approve the remuneration of the                ISSUER            YES             FOR                  FOR

Directors for the FY ending 31 AUG 2010 as specified:

 proposed Non-Executive Directors' fees for the year

ending 31 AUG 2010: Board Chairman: ZAR 180,000 per

annum; Non-Executive Directors: ZAR 150,000 per

annum; Audit Committee Chairman: ZAR 60,000 per

annum; Audit Committee Member: ZAR 50,000 per annum;

Investment Committee Member: ZAR 20,000 per annum;

Remuneration and Nomination Committee Member: ZAR

PROPOSAL #18O16: Authorize a Director of the Company         ISSUER            YES         AGAINST           AGAINST

or the Company Secretary, to sign all such

documentation and do all such things as may be

necessary for or incidental to the implementation of

Ordinary Resolution Numbers 1,2,3,4,5,6,7,8,

9,10,11,12,13,14 and 15 and Special Resolution

Numbers 1 and 2, which are passed by the unit holders

 in accordance with and subject to the terms thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REDEFINE INCOME FUND LIMITED

  TICKER:                  N/A                 CUSIP:   S6814U106

  MEETING DATE:      2/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1S1: Authorize the Directors, pursuant            ISSUER            YES             FOR                  FOR

inter alia to the provisions of Article 7.3 of the

Redefine Debenture Trust Deed, to enable the Company

or any subsidiary of the Company to acquire linked

units of the Company subject to the Listings

Requirements of the JSE Limited [JSE] and the

Companies Act, 61 of 1973, as amended, on the

following bases: the repurchase of linked units must

be implemented through the order book operated by the

 JSE trading system without any prior understanding

or arrangement between the Company and the

counterparty; the Company [or any subsidiary] must be

 authorized to do so in terms of its Articles of

Association; the number of linked units which may be

repurchased pursuant to this authority in any FY

[which commenced on 01 SEP 2009] may not in the

aggregate exceed 20% [or 10% where repurchases are

effected by a subsidiary] of the Company's share

capital as at the date of this notice of AGM;

repurchases of linked units may not be made at a

price more than 10% above the weighted average of the

 market value on the JSE of the linked units in

question for the 5 business days immediately

preceding the repurchase; repurchases may not take

place during a prohibited period [as defined in

Paragraph 3.67 of the Listings Requirements of the

JSE] unless a repurchase programme is in place and

the dates and quantities of linked units to be

repurchased during the prohibited period have been

determined and full details thereof announced on SENS

 prior to commencement of the prohibited period;

after the Company has repurchased linked units which

constitute, on a cumulative basis, 3% of the number

of linked units in issue [at the time that authority

from linked unitholders for the repurchase is

granted], the Company shall publish an announcement

to such effect; the Company's sponsor shall, prior to

 the Company entering the market to commence with a

repurchase of linked units, confirm in writing to the

 JSE, the adequacy of the Company's working capital

for the purposes of undertaking the repurchase of

linked units; repurchases may only take place if,

after such repurchase, the unitholder spread of the

Company still complies with the JSE Listings

Requirements; and the Company [or any subsidiary]

shall appoint only one agent to effect repurchases on

 its behalf; [Authority expires the earlier of the

PROPOSAL #1.2S2: Authorize the Directors, pursuant to        ISSUER            YES             FOR                  FOR

 the Articles of Association of the Company and the

Redefine Debenture Trust Deed, to allot and issue

linked units for cash subject to the Listings

Requirements of the JSE Limited [JSE] and the

Companies Act, 61 of 1973, on the following bases:

the allotment and issue of linked units for cash

shall be made only to persons qualifying as public

unitholders as defined in the Listings Requirements

of the JSE and not to related parties; the number of

linked units issued for cash shall not in the

aggregate in the FY of the Company [which commenced

on 01 SEP 2009] exceed 2.5% of the Company's issued

linked units, the number of linked units which may be

 issued for cash shall be based on the number of

linked units in issue at the date of the application,

 less any linked units issued by the Company during

the current FY, provided that any linked units to be

issued for cash pursuant to a rights issue [announced

 and irrevocable and underwritten] or acquisition

[concluded up to the date of application] may be

included as though they were linked units in issue at

 the date of application; the maximum discount at

which linked units may be issued for cash is 10% of

the weighted average price on the JSE of those linked

 units over 30 days prior to the date that the price

of the issue is agreed between the Company and the

party subscribing for the linked units; after the

Company has issued linked units for cash which

represent, on a cumulative basis within a FY, 5% or

more of the number of linked units in issue prior to

that issue, the Company shall publish an announcement

 containing full details of the issue, including the

effect of the issue on the net asset value and net

tangible asset value per linked unit, earnings and

headline earnings per linked unit and if applicable

diluted earnings and headline earnings per linked

unit of the Company; and the linked units which are

the subject of the issue for cash must be of a class

already in issue, or where this is not the case, must

 be limited to such linked units or rights as are

convertible into a class already in issue; [Authority

 expires the earlier of the conclusion of the next

PROPOSAL #1.3O1: Approve to place all authorized but         ISSUER            YES         AGAINST           AGAINST

unissued linked units of the Company under the

control of the Directors of the Company until the

next AGM, and authorize the Directors to allot and

issue linked units at such time or times, to such

person or persons, company or companies and upon such

 terms and conditions as they may determine, subject

to Sections 221 and 222 of the Companies Act, 1973,

as amended, the Listings Requirements of the JSE

Limited and the provisions of the Redefine Debenture

PROPOSAL #1.3O2: Authorize a Director of the Company         ISSUER            YES             FOR                  FOR

or the Company Secretary to sign all such

documentation and do all such things as may be

necessary for or incidental to the implementation of

Debenture Special Resolution Numbers 1 and 2, and

Debenture Ordinary Resolution Number 1 which are

passed by the debenture holders in accordance with

and subject to the terms thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RELIANCE CAPITAL LTD

  TICKER:                  N/A                 CUSIP:   Y72561114

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited balance sheet as at          ISSUER            YES             FOR                  FOR

31 MAR 2009, profit and loss account for the YE on

that date and the reports of the Board of Directors

and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri. C.P. Jain as a as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Appoint M/s. Chaturvedi and Shah,                 ISSUER            YES             FOR                  FOR

Chartered Accountants, and M/s. B'S R and Company,

Chartered Accountants, as the Statutory Auditors of

the Company, to hold office from the conclusion of

this AGM until the conclusion of the next AGM of the

Company on such remuneration as may be fixed by the

Board of Directors

PROPOSAL #5.: Appoint, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Section 255 and other applicable provisions, if any

of the Companies Act 1956 and such other approvals as

 may be necessary, Shri. Anil Dhirubhai Ambani as a

Director not liable to retire by rotation

PROPOSAL #6.: Appoint Shri. P.N. Ghatalia as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #S.7: Authorize the Board, pursuant to                 ISSUER            YES         AGAINST           AGAINST

Section 81 (1A) and all other applicable provisions

of the Companies Act, 1956 [including any statutory

modification, or re-enactment thereof, for the time

being in force] and enabling provisions of the

Memorandum and Articles of Association of the

Company, the Listing Agreements entered into with the

 Stock Exchanges and subject to the provisions of the

 Chapter XIII-A of the SEBI [Disclosure and Investor

Protection] Guidelines 2000 ['SEBI DIP Guidelines]

the provisions of the Foreign Exchange Management

Act, 1999 and the Foreign Exchange Management

[Transfer or issue of security by a person resident

outside India] regulations 2000, applicable rules,

regulations, guidelines or laws and/or any approval,

consent, permission or sanction of the Central

Government Reserve Bank of India and any other

appropriate authorities, institutions or bodies

[hereinafter collectively referred to as the

'appropriate authorities] and subject to such

conditions as may be prescribed by any of them while

granting any such approval, consent, permission,

and/or sanction [hereinafter referred to as the

'requisite approvals'], which may be agreed to by the

 Board of Directors of the Company [hereinafter

called the 'Board' which term shall be deemed to

include any committee which the Board may have

constituted or hereinafter constitute to exercise its

 power including the power conferred by this

resolution] to issue, offer and allot equity

shares/fully convertible debentures/partly

convertible debentures/non convertible debentures

with warrants/ any other securities [other than

warrants] which are convertible into or exchangeable

with equity shares on such date as may be determined

by the Board but not later than 60 months from the

date of allotment [collectively referred to as QIP

Securities], to the qualified Institutional Buyers

[QIBs] as per the SEBI DIP guidelines, on the basis

of placement document(s), at such time or times in

one or more tranche or tranches, at par or at such

price or prices and on such terms and conditions and

in such manner as the Board may in its absolute

discretion determine, in consultation with the Lead

Managers, Advisors or other intermediaries, provided

however that the issue of securities as above shall

not result in increase of the issued and subscribed

equity share capital of the Company by more than 25%

of the then issued and subscribed equity shares of

the Company; the relevant date for the determination

of applicable price for the issue of the QIP

Securities shall be the date on which the Board of

the Company decide to open the proposed issue or the

date on which the holder of securities which are

convertible into or exchangeable with equity shares

at a later date becomes entitle to apply for the said

 shares, as the case may be [relevant date]; to issue

 and allot such number of equity shares as may be

required to be issued and allotted upon conversion of

 any securities referred to above or as may be

necessary in accordance with the terms of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RELIANCE COMMUNICATIONS LTD, NAVI MUMBAI

  TICKER:                  N/A                 CUSIP:   Y72317103

  MEETING DATE:      7/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, that pursuant to         ISSUER            YES         AGAINST           AGAINST

Section 81 (1A) and all other applicable provisions

of the Companies Act, 1956 [including any statutory

modification or re-enactment thereof for the time

being in force], and enabling provisions of the

Memorandum and Articles of Association of the

Company, 'the listing agreements entered into with

the Stock Exchanges and subject to the provisions of

Chapter XIII-A of the SEBI [Disclosure and Investor

Protection] Guidelines, 2000 [SEBI DIP Guidelines]

the provisions of the Foreign Exchange management

Act, 1999 and the Foreign Exchange Management

[transfer or issue of security by a person resident

outside India] Regulation 2000, applicable rules,

regulations, guidelines or laws and/or any approval,

consents, permissions and sanctions of the Central

Government Reserve Bank of India and any other

appropriate authorities, institutions or bodies

[hereinafter collectively referred to as the

appropriate authorities], and subject to such

conditions as may be prescribed by any 1 of them

while granting any such approvals, consent,

permission, and/or sanction [hereinafter referred to

as the requisite approvals], which may be agreed to

by the Board of Directors of the Company [hereinafter

 called the 'Board' which term shall be deemed to

include any Committee which the Board may have

constituted or hereinafter constitute to exercise its

 power including the power conferred by this

resolution], to issue offer and allot equity

share/fully convertible debentures/partly convertible

 debentures/non convertible debentures with

warrants/any other securities other then warrants],

which are convertible into or exchangeable with

equity shares on such date as may be determined by

the Board but not later than 60 months from the date

of allotment [collectively referred to as QIP

Securities] to the Qualified Institutional Buyers

[QIBs] as per the SEBI DIP Guidelines, on the basis

of placement document(s), at such time or times in 1

or more tranche or tranches, at par at such price or

prices, and on such terms and conditions and in such

manner as the Board may, in its absolute discretion

determine, in consultation with the Lead Manager,

Advisor or other intermediaries, provided however

that the issue of securities as above shall not

result in increase of the issued and subscribed

equity share capital of the Company by more than 25%

of the then issued and subscribed equity shares of

the Company; the relevant date for the determination

of applicable price for the issue of the QIP

Securities shall be the date on which the Board of

the Company decide to open the proposed issue or the

Date on which the holder of the securities which are

convertible into or exchangeable with equity shares

at a later date become entitled to apply for the said

 shares, as the case may be [relevant date]; and

authorize the Board to issue and allot such number of

 equity shares as may be required to be issued and

allotted upon conversion of any securities referred

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RELIANCE COMMUNICATIONS LTD, NAVI MUMBAI

  TICKER:                  N/A                 CUSIP:   Y72317103

  MEETING DATE:      9/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, profit and loss account for

the FYE on that date and the reports of the Board of

Directors and Auditors thereon

PROPOSAL #2.: Approve to pay the interim dividend as         ISSUER            YES             FOR                  FOR

final dividend on equity shares declared by the Board

 of Directors

PROPOSAL #3.: Re-appoint Shri S.P. Talwar as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Appoint Messrs Chaturvedi & Shah,                 ISSUER            YES             FOR                  FOR

Chartered Accountants and Messrs B.S.R & Co.,

Chartered Accountants as the Auditors of the Company,

 to hold office from the conclusion of this AGM until

 the conclusion of the next AGM of the Company, on

such remuneration as may be fixed by the Board of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RELIANCE INDS LTD II

  TICKER:                  N/A                 CUSIP:   Y72596102

  MEETING DATE:      11/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, the profit and loss account

for the YE on that date and the reports of the Board

of Directors and the Auditors thereon

PROPOSAL #2.A: Re-appoint Shri. Hardev Singh Kohli as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation

PROPOSAL #2.B: Re-appoint Shri. Yogendra P. Trivedi          ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation

PROPOSAL #2.C: Re-appoint Professor Dipak C. Jain as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #2.D: Re-appoint Shri. Mansingh L. Bhakta as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation

PROPOSAL #3.: Appoint, M/s. Chaturvedi & Shah,                   ISSUER            YES             FOR                  FOR

Chartered Accountants, M/s. Deloitte Haskins and

Sells, Chartered Accountants, and M/s. Rajendra &

Co., Chartered Accountants, as the Auditors of the

Company, until the conclusion of the next AGM of the

Company on such remuneration as shall be fixed by the

 Board of Directors

PROPOSAL #4.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company [hereinafter referred to as the Board which

term shall be deemed to include any Committee which

the Board may constitute to exercise its powers,

including powers conferred by this resolution],

pursuant to applicable provisions of the Companies

Act, 1956, Article 197 of the Articles of Association

 of the Company and in accordance with the Securities

 & Exchange Board of India [Issue of Capital and

Disclosure Requirements] Regulations, 2009 [the

Regulations] and subject to such other necessary

approvals, permissions and sanctions, as may be

required and subject to such terms and modifications

as may be specified while according such approvals,

to capitalize a sum not exceeding INR 1669,73,75,840

out of the Company's Capital Redemption Reserve

Account/Securities Premium Account/General Reserve

Account or such other accounts as are permissible to

be utilized for the purpose, as per the audited

accounts of the Company for the financial year ended

31 MAR 2009 and that the said amount be transferred

to the Share Capital Account and be applied for issue

 and allotment of equity shares not exceeding

166,97,37,584 equity shares of INR 10 each as bonus

shares credited as fully paid up, to the eligible

members of the Company holding equity shares of INR

10 each whose names appear on the Company's Register

of Members on such date [Record Date] as the Board

may determine, in the proportion of one new fully

paid equity share of INR 10 for every one equity

share of INR 10 held as on the Record Date and that

the new bonus shares so issued and allotted shall be

treated for all purposes as an increase of the

nominal amount of the equity capital of the Company

held by each such member and not as income; authorize

 the Board, pursuant to the Securities and Exchange

Board of India [Employee Stock Options Scheme and

Employee Stock Purchase Scheme] Guidelines, 1999 and

consequent to the issue of bonus shares, to make fair

 and reasonable adjustment in the price and number of

 shares to be issued against stock options, whether

granted or to be granted, under the Employee Stock

Option Scheme of the Company; the new equity shares

of INR 10 each to be issued and allotted as bonus

shares shall be subject to the provisions of the

Memorandum of Association and Articles of Association

 of the Company and shall rank pari passu in all

respects with and carry the same rights as the

existing fully paid up equity shares of the Company;

the share certificates for bonus shares be delivered

to the shareholders who hold the existing equity

shares in physical form and the respective

beneficiary accounts be credited with the bonus

shares, for such shareholders who hold the existing

equity shares or opt to receive the bonus shares, in

dematerialized form, within the prescribed period; to

 take necessary steps for listing of the bonus shares

 so allotted on the Stock Exchanges where the

securities of the Company are listed as per the

provisions of the Listing Agreements with the Stock

PROPOSAL #5.: Re-appoint, in accordance with the                ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309 and 317 read

with Schedule XIII and all other applicable

provisions, if any, of the Companies Act, 1956 or any

 statutory modification(s) or re-enactment thereof,

Shri. Hital R. Meswani as a Wholetime Director

designated as Executive Director of the Company, for

a period of 5 years with effect from 04 AUG 2010, on

the terms and conditions including remuneration as

specified, with liberty to the Board of Directors

[hereinafter referred to as 'the Board' which term

shall be deemed to include any Committee of the Board

 constituted to exercise its powers, including the

powers conferred by this Resolution] to alter and

vary the terms and conditions of appointment and/or

remuneration, subject to the same not exceeding the

limits specified under Schedule XIII to the Companies

 Act, 1956 or any statutory modification(s) or re-

enactment thereof; and authorize the Board to do all

acts and take all such steps as may be necessary,

proper or expedient to give effect to this resolution

PROPOSAL #6.: Appoint Shri. P. M. S. Prasad, as a              ISSUER            YES             FOR                  FOR

Director of the Company liable to retire by rotation;

 in accordance with the provisions of Sections 198,

269 and 309 read with Schedule XIII and all other

applicable provisions, if any, of the Companies Act,

1956 or any statutory modification(s) or re-enactment

 thereof, and also as a Wholetime Director designated

 as Executive Director of the Company, for a period

of 5 years with effect from 21 AUG 2009 on the terms

and conditions including remuneration as specified,

with liberty to the Board of Directors [hereinafter

referred to as 'the Board' which term shall be deemed

 to include any Committee of the Board constituted to

 exercise its powers, including the powers conferred

by this Resolution] to alter and vary the terms and

conditions of appointment and/or remuneration,

subject to the same not exceeding the limits

specified under Schedule XIII to the Companies Act,

1956 or any statutory modification(s) or re-enactment

 thereof; and authorize the Board to do all acts and

take all such steps as may be necessary, proper or

expedient to give effect to this resolution

PROPOSAL #7.: Appoint Shri. R. Ravimohan as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company liable to retire by rotation;

 in accordance with the provisions of Sections 198,

269 and 309 read with Schedule XIII and all other

applicable provisions, if any, of the Companies Act,

1956 or any statutory modification(s) or re-enactment

 thereof, and also as a Wholetime Director designated

 as Executive Director of the Company, for a period

of 5 years with effect from01 SEP 2009 on the terms

and conditions including remuneration as specified,

with liberty to the Board of Directors [hereinafter

referred to as 'the Board' which term shall be deemed

 to include any Committee of the Board constituted to

 exercise its powers, including the powers conferred

by this Resolution] to alter and vary the terms and

conditions of appointment and/or remuneration,

subject to the same not exceeding the limits

specified under Schedule XIII to the Companies Act,

1956 or any statutory modification(s) or reenactment

thereof; and authorize the Board to do all acts and

take all such steps as may be necessary, proper or

expedient to give effect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RELIANCE INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y72596102

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited balance sheet as at 31        ISSUER            YES             FOR                  FOR

 MAR 2010, the profit and loss account for the YE on

that date and the reports of the Board of Directors

and Auditors thereon

PROPOSAL #2: Declare a dividend on equity shares                ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Re-appoint Shri Hital R. Meswani as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.B: Re-appoint Shri Mahesh P. Modi as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.C: Re-appoint Dr. Dharam Vir Kapur as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.D: Re-appoint Dr. Raghunath A. Mashalkar         ISSUER            YES         AGAINST           AGAINST

as a Director, who retires by rotation

PROPOSAL #4: Appointment of M/s. Chaturvedi and Shah,        ISSUER            YES             FOR                  FOR

 Chartered Accountants, (Registration No. 101720W)

M/s. Deloitte Haskins and Sells, Chartered

Accountants (Registration No. 117366W) and M/s.

Rajendra and Co., Chartered Accountants (Registration

 No. 108355W), as the Auditors of the Company, to

hold office from the conclusion of this AGM until the

 conclusion of the next AGM of the Company on such

remuneration as shall be fixed by the Board of

PROPOSAL #5: Appointment, in accordance with the                ISSUER            YES             FOR                  FOR

provisions of Section 257 and all other applicable

provisions, the Companies Act, 1956 or any statutory

modification(s) or re-enactment thereof, of Shri

Pawan Kumar Kapil as a Director of the Company, who

is liable to retire by rotation; in accordance with

the provisions of Sections 198, 269 and 309 read with

 Schedule XIII and all other applicable provisions,

the Companies Act 1956 or any statutory modifications

 or re-enactment thereof, approval of the Company

accorded to the appointment of Shri Pawan Kumar Kapil

 as a Whole time Director designated as Executive

Director of the Company, for a period of 3 years with

 effect from 16 MAY 2010 on the terms and conditions

including remuneration as set out in the explanatory

statement annexed to the notice convening this

meeting, with liberty to the Board of Directors

(hereinafter referred to as the Board which term

shall be deemed to include any committee of the Board

 constituted to exercise its powers including the

powers conferred by this resolution) to alter and

vary the terms and conditions of appointment and/or

remuneration, subject to the same not exceeding the

limits specified under Schedule XIII to the Companies

 Act, 1956 or any statutory modifications or re-

enactment thereof; and authorize the Board to do all

acts and take all such steps as may be necessary,

proper or expedient to give effect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RELIANCE INFRASTRUCTURE LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y09789127

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited balance sheet as at          ISSUER            YES             FOR                  FOR

31 MAR 2009, the profit and loss account for the YE

on that date and reports of the Board of Directors

and the Auditors' thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri Satish Seth as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri S.C. Gupta as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri V.R. Galkar as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint Price waterhouse, Chartered              ISSUER            YES             FOR                  FOR

Accountants and Chaturvedi & Shah, Chartered

Accountants as the Joint Statutory Auditors of the

Company, to hold office from the conclusion of this

AGM until the conclusion of the next AGM of the

Company on such remuneration as may be fixed by the

Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RELIANCE NAT RES LTD

  TICKER:                  N/A                 CUSIP:   Y7269W103

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited balance sheet as at          ISSUER            YES             FOR                  FOR

31 MAR 2009, the profit and loss account for the YE

on that date and the reports of the Board of

Directors and Auditors' thereon

PROPOSAL #2.: Re-appoint Dr. Bakul Dholakia as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.: Appoint Pathak H.D. and Associates,              ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

Company, to hold office from the conclusion of the

AGM until the conclusion of the next AGM of the

Company, on such remuneration as may be fixed by the

PROPOSAL #4.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Sections 16, 94 and all other applicable provisions,

if any, of the Companies Act, 1956 [including any

statutory modification or re-enactment thereof for

the time being in force], to increase the authorized

share capital of the Company of INR 1500,00,00,000

divided into 200,00,00,000 equity shares of INR 5

each and 100,00,00,000 unclassified shares of INR 5

each, to INR 2000,00,00,000 divided into

300,00,00,000 equity shares of INR 5 each and

100,00,00,000 unclassified shares of INR 5 each with

the power to the Board to decide on the extent of

variation in such rights and to classify and re-

classify from time to time such shares into any class

 of shares; amend the Memorandum of Association of

the Company, by substituting the existing Clause V as

 specified; and authorize the Board of Directors of

the Company, for the purpose of giving effect to this

 resolution, to take all such steps and actions and

give such directions as it may in its absolute

discretion deem necessary and to settle any question

PROPOSAL #S.5: Amend, pursuant to the provisions of          ISSUER            YES             FOR                  FOR

Section 31 and all other applicable provisions, if

any, of the Companies Act, 1956 [including any

statutory modification or re-enactment thereof for

the time being in force], the existing Articles of

Association of the Company, by substituting the

existing Article 3 as specified; and authorize the

Board of Directors of the Company, for the purpose of

 giving effect to this resolution, to take all such

steps and actions and give such directions as may be

in its absolute discretion deem necessary and to

settle any question that may arise in this regard

PROPOSAL #S.6: Authorize the Board, pursuant to                 ISSUER            YES         AGAINST           AGAINST

Section 81[1A] and all other applicable provisions of

 the Companies Act 1956 [including any statutory

modification or re-enactment thereof, for the time

being in force and enabling provisions of the

Memorandum and Articles of Association of the

Company, the listing agreements entered into with the

 Stock Exchanges and subject to the provisions of

Chapter XIII-A of the SEBI [Disclosure and Investor

Protection] Guidelines, 2000 [SEBI DIP Guidelines]

the provisions of the Foreign Exchange Management Act

 1999 and the Foreign Exchange Management [Transfer

or Issue of Security by a Person Resident Outside

India] Regulations 2000, other applicable rules,

regulations, guidelines or laws and/or any approval,

consent, permission or sanction of the Central

Government, Reserve Bank of India and any other

appropriate authorities institutions or bodies

[hereinafter collectively referred to as the

appropriate authorities], and subject to such

conditions as may be prescribed by any one of them

while granting any such approval, consent,

permission, and/or sanction [hereinafter referred to

as the requisite approvals], which may be agreed to

by the Board of Directors of the Company [hereinafter

 called the Board which term shall be deemed to

include any Committee which the Board may have

constituted or hereinafter constitute to exercise its

 powers including the power conferred by this

resolution], to issue, offer and allot equity

shares/fully convertible debentures/partly

convertible debentures/non convertible debentures

with warrants/any other securities [other than

warrants], which are convertible into or exchangeable

 with equity shares on such date as may be determined

 by the Board but not later than 60 months from the

date of allotment [collectively referred to as QIP

Securities], to the Qualified Institutional Buyers

[QIBs] as per the SEBI DIP Guidelines, on the basis

of placement documents, at such time or times in one

or more tranche or tranches, at par or at such price

or prices, and on such terms and conditions and in

such manner as the Board may, in its absolute

discretion determine, in consultation with the Lead

Managers, Advisors or other intermediaries, provided

however that the issue of securities as above shall

not result in increase of the issued and subscribed

equity share capital of the Company by more than 25%

of the then issued and outstanding equity sharers of

the Company; approve, the relevant date for the

determination of applicable price for the issue of

the QIB Securities shall be the date on which the

Board of the Company decide to open the proposed

issue, or the date on which the holder of the

securities which are convertible into or exchangeable

 with equity shares at a later date becomes entitled

to apply for the said shares, as the case may be

[Relevant Date]; authorize the Board to issue and

allot such number of equity shares as may be required

 to be issued and allotted upon conversion of any

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REMGRO LTD

  TICKER:                  N/A                 CUSIP:   S6873K106

  MEETING DATE:      8/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the audited annual financial          ISSUER            YES             FOR                  FOR

statements of the Company and the Group for the YE 31

 MAR 2009

PROPOSAL #O.2: Reappoint PricewaterhouseCoopers Inc.         ISSUER            YES             FOR                  FOR

as the Company's Auditor, as nominated by the

Company's Audit and Risk Committee, is approved and

to note that the Individual Registered Auditor who

will undertake the audit during the FYE 31 MAR 2010

is Mr N H Doman

PROPOSAL #O.3: Approve the Directors' fees for                   ISSUER            YES             FOR                  FOR

services rendered as the Directors for the FYE 31 MAR

 2010 be determined on the following basis: Existing

fee for the YE 31 March 2009: Board Member ZAR

160,000; Chairman of the Audit and Risk Committee ZAR

 108,000; Member of the Audit and Risk Committee ZAR

54,000; Member of the Remuneration and Nomination

Committee ZAR 27,000; proposed fee for the YE 31 MAR

2010: Board Member ZAR 172 000; Chairman of the Audit

 and Risk Committee ZAR 116,000; Member of the Audit

and Risk Committee ZAR 58,000; Member of the

Remuneration and Nomination Committee ZAR 29,000

PROPOSAL #O.4: Re-elect Mr. J.P. Rupert as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in terms of Article

31.1.1 of the Company's Articles of Association

PROPOSAL #O.5: Re-elect Mr. P.E. Beyers as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in terms of Article

31.1.1 of the Company's Articles of Association

PROPOSAL #O.6: Re-elect Mr. W.E. Buhrmann as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of

Article 31.1.1 of the Company's Articles of

PROPOSAL #O.7: Re-elect Mr. P.K. Harris as a Director        ISSUER            YES         AGAINST           AGAINST

 of the Company, who retires in terms of Article

31.1.1 of the Company's Articles of Association

PROPOSAL #O.8: Re-elect Mr. M.M. Morobe as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in terms of Article

31.1.1 of the Company's Articles of Association

PROPOSAL #O.9: Re-elect Mr. H. Wessels as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in terms of Article

31.4.1.1 of the Company's Articles of Association

PROPOSAL #O.10: Approve the amendments to the Remgro         ISSUER            YES             FOR                  FOR

Equity Settled Share Appreciation Rights Scheme 2008

(SAR Scheme) document adopted on 07 OCT 2008 in terms

 of the provisions of the recently amended Schedule

14 of the Listings Requirements of the JSE Limited

(the Listings Requirements) (Schedule 14): inserting

the following new Clause 4.3 after the existing

Clause 4.2: 4.3 grants shall be made to Employees

based on a multiple of their remuneration, as

determined by the Board, taking into account the

nature and level of their position, and their years

of service with the Participating Companies; deleting

 the wording of Clause 5.1 and substituting it with

the following wording: 5.1 General Limit The

Committee shall not make any Grants if at the time of

 or as a result of the making of such Grants the

aggregate number of Shares in respect of which any

unexercised SARs may be exercised (irrespective of

whether the Participant has become entitled to

exercise the SAR or not), together with the total

number of other Shares that have been set aside for

delivery to Employees under any other managerial

share scheme operated by the Participating Companies,

 shall exceed 21,000,000 Shares in aggregate (the

Maximum Threshold), subject to the provisions set out

 in Clause 10.1; deleting the wording of Clause 5.2

and substituting it with the following wording: 5.2

individual Limit The Committee shall not make any

Grant to a single Participant if at the time of or as

 a result of the making of such Grant, the aggregate

number of Shares in respect of which any unexercised

SARs Granted to that Participant may be exercised

(irrespective of whether the Participant has become

entitled to exercise the SAR or not), together with

any other Shares that have been set aside under any

other managerial share scheme operated by the

Participating Companies to that Participant, shall

exceed 2,197,399 Shares (the Individual Threshold),

PROPOSAL #S.11: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company, by way of a renewable general authority,

 to approve the purchase of its own ordinary shares

by the Company, or to approve the purchase of

ordinary shares in the Company by any subsidiary of

the Company, provided that: the ordinary shares be

purchased through the order book of the JSE trading

system and done without any prior understanding or

arrangement between the Company and/or the relevant

subsidiary and the counterparty, provided that if the

 Company purchases its own ordinary shares from any

wholly owned subsidiary of the Company for the

purposes of cancelling such treasury shares pursuant

to this general authority, the above provisions will

not be applicable to such purchase transaction; an

announcement complying with Paragraph 11.27 of the

Listings Requirements be published by the Company i)

when the Company and/or its subsidiaries have

cumulatively repurchased 3% of the ordinary shares in

 issue as at the time when the general authority was

given (the initial number); and ii) for each 3% in

the aggregate of the initial number of the ordinary

shares acquired thereafter by the Company and/or its

subsidiaries; the repurchase by the Company of its

own ordinary shares shall not in the aggregate in any

 one FY exceed 20% of the Company's issued ordinary

share capital, provided that the acquisition of

ordinary shares as treasury shares by a subsidiary of

 the Company shall not exceed 10% in the aggregate of

 the number of issued ordinary shares of the Company;

 repurchases must not be made at a price more than

10% above the weighted average of the market value of

 the ordinary shares for the 5 business days

immediately preceding the date on which the

transaction is effected; at any point in time the

Company may only appoint one agent to effect any

repurchase on the Company's behalf or on behalf of

any subsidiary of the Company; the Company will after

 a repurchase of ordinary shares still comply with

the provisions of the Listings Requirements regarding

 shareholder spread; subject to the exceptions

contained in the Listings Requirements, the Company

and the Group will not repurchase ordinary shares

during a prohibited period (as specified in the

Listings Requirements) unless they have in place a

repurchase programme where the dates and quantities

of shares to be traded during the relevant period are

 fixed (not subject to any variation) and full

details of the programme have been disclosed in an

announcement over SENS prior to the commencement of

the prohibited period; and such repurchases will be

subject to the provisions of the Companies Act (No.

61 of 1973), as amended (Companies Act), the

Company's Articles of Association and the Listings

Requirements; [Authority shall be valid until the

Company's next AGM or for 15 months from the date of

PROPOSAL #S.12: Authorize the Board of Directors,              ISSUER            YES             FOR                  FOR

subject to the passing of Resolution S.11, by way of

a general renewable authority, to enter into

derivative transactions which will or may lead to the

 Company being required to purchase its own shares,

subject to the provisions of the Companies Act and

the limitations contained in Paragraph 5.84(a) of the

 Listings Requirements

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REMGRO LTD

  TICKER:                  N/A                 CUSIP:   S6873K106

  MEETING DATE:      8/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Authorize the Company, subject to this        ISSUER            YES             FOR                  FOR

 resolution being passed in accordance with Section

10.4 of the JSE Listings Requirements and subject to

and conditional upon the passing of Resolutions O.2

and O.3, save to the extent that such resolutions are

 conditional upon the adoption of this resolution

[provided that the Board shall be entitled to waive

the condition in whole or in part], to acquire the

entire share capital of VenFin by offering 1 Remgro

ordinary share to VenFin shareholders that are

registered in the share register of VenFin on the

record date for every 6.25 VenFin shares held by them

 and that such offer be implemented either by way of

the scheme or, failing which, the back-up offer and

by way of the B share offer

PROPOSAL #O.2: Approve, in accordance with Section            ISSUER            YES             FOR                  FOR

221 of the Companies Act and subject to and

conditional upon the passing of Resolutions O.1 and

O.3, save to the extent that such resolutions are

conditional on the adoption of this resolution

[provided that the Board shall be entitled to waive

the condition in whole or in part], to place

41,700,000 authorized but unissued Remgro ordinary

shares under the control of the Board for purposes of

 allotting and issuing such Remgro ordinary shares to

PROPOSAL #O.3: Approve, in accordance with Schedule          ISSUER            YES             FOR                  FOR

14 of the JSE Listings Requirements and subject to

and conditional upon the passing of Resolutions O.1

and O.2, save to the extent that such resolutions are

 conditional on the adoption of this resolution

[provided that the Board shall be entitled to waive

the condition in whole or in part], to amend the

Remgro SAR Scheme by changing the basis on which SAR

grants are made to Remgro employees such that VenFin

SAR Scheme participants will be offered SARs in the

Remgro SAR Scheme as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RENHE COMMERCIAL HOLDINGS COMPANY LTD

  TICKER:                  N/A                 CUSIP:   G75004104

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the Company and its

subsidiaries for the YE 31 DEC 2009 together with the

 reports of the Directors of the Company and the

Independent Auditors

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.a: Re-elect Mr. Dai Yongge as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.b: Re-elect Mr. Lin Zijing as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.c: Re-elect Ms. Jiang Mei as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.d: Re-elect Ms. Zhang Xingmei as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.e: Re-elect Mr. Ho Gilbert Chi Hang as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.f: Re-elect Mr. Wang Shengli as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the remuneration of the Directors

PROPOSAL #5: Re-appoint Messrs. KPMG as the Auditors         ISSUER            YES             FOR                  FOR

of the Company and authorize the Board of Directors

to fix their remuneration

PROPOSAL #6: Authorize the Directors to allot and              ISSUER            YES         AGAINST           AGAINST

issue shares of the Company as specified in the

Ordinary Resolution 6 in the notice of AGM

PROPOSAL #7: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares of the Company as specified in the Ordinary

Resolution 7 in the notice of AGM

PROPOSAL #8: Approve to extend the power granted to          ISSUER            YES         AGAINST           AGAINST

the Directors under Resolution 6 to allot and issue

shares as specified in the ordinary resolution 8 in

the notice of AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REUNERT LTD

  TICKER:                  N/A                 CUSIP:   S69566156

  MEETING DATE:      2/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the annual financial statements             ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Elect Mr. B.P. Connellan as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Elect Mr. K.J. Makwetla as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Elect Ms. K. Mzondeki as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Elect Mr. G.J. Oosthuizen as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Elect Mr. R. van Rooyen as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Deloitte & Touche as an                     ISSUER            YES             FOR                  FOR

Independent Auditor of the Company and appoint Ms.

Manuela Krog as an Individual Designated Auditor to

hold office for the ensuing year

PROPOSAL #5.O.1: Approve the reservation of shares            ISSUER            YES         AGAINST           AGAINST

for the 1985 Reunert Share Option Scheme

PROPOSAL #6.O.2: Approve the reservation of share for        ISSUER            YES         AGAINST           AGAINST

 the Reunert 2006 Option Scheme

PROPOSAL #7.O.3: Approve the Executive Remuneration          ISSUER            YES         AGAINST           AGAINST

Policy

PROPOSAL #8.O.4: Amend the Rules of the Reunert 2006         ISSUER            YES         AGAINST           AGAINST

Option Scheme

PROPOSAL #9.S.1: Grant a general authority to                     ISSUER            YES             FOR                  FOR

repurchase shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RHB CAPITAL BHD

  TICKER:                  N/A                 CUSIP:   Y7283N105

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited financial         ISSUER            YES             FOR                  FOR

statements of the Company for the FYE 31 DEC 2009 and

 the Directors' and the Auditors reports thereon

PROPOSAL #2: Declare a final dividend of 17.45% less         ISSUER            YES             FOR                  FOR

25% income tax in respect of the FYE 31 DEC 2009 as

recommended by the Directors

PROPOSAL #3: Re-elect YBhg Datuk Haji Faisal Siraj as        ISSUER            YES             FOR                  FOR

 the Director, retiring under Article 80 of the

Company's Articles of Association

PROPOSAL #4: Re-elect YBHG Dato' Mohamed Khadar                 ISSUER            YES             FOR                  FOR

Merican as the Director, retiring under Article 80 of

 the Company's Articles of Association

PROPOSAL #5: Re-elect Mr. Mohamed Ali Ahmed Hamad Al         ISSUER            YES             FOR                  FOR

Dhaheri as the Director, retiring under Article 84 of

 the Company's Articles of Association

PROPOSAL #6: Re-elect Mr. Arul Kanda Kandasamy as the        ISSUER            YES             FOR                  FOR

 Director, retiring under Article 84 of the Company's

 Articles of Association

PROPOSAL #7: Re-elect YBHG Dato' Tajuddin Atan as a          ISSUER            YES             FOR                  FOR

Director, retiring under Article 84 of the Company's

Articles of Association

PROPOSAL #8: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

totaling MYR 382,027.40 for the FYE 31 DEC 2009

PROPOSAL #9: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the

Company, to hold office until the conclusion of the

next AGM of the Company, at a remuneration to be

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RHB CAPITAL BHD

  TICKER:                  N/A                 CUSIP:   Y7283N105

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors, subject to the        ISSUER            YES             FOR                  FOR

 passing of Ordinary Resolution 2, to provisionally

allot new ordinary shares of MYR 1.00 each in RHB

capital [RHB Capital Share(s) or Share(s)] in the

Record of Depositors of RHB Capital on an entitlement

 date to the determine by the Board of Directors of

the Company [Board] on a basis of entitlement and at

an issue price to be determined at the Board's

discretion and announced later and that the Rights

Shares shall, upon allotment and issue, be of the

same class and rank pari passu in all respects with

the then existing RHB Capital Shares, save and except

 that they shall not be entitled to any dividends,

rights, allotments and/or any other distributions,

the entitlement date of which precedes the date of

allotment of the rights shares, for the purposes

hereof, entitlement date means the date as at the

close of business on which shareholders of the

Company must be registered in the Record of

Depositors in order to participate in any dividends,

rights, allotments or other distributions; to deal

with any fractional entitlements of the rights

shares, if any, in such manner as the Board in its

absolute discretion deems fit and in the best

interest of the Company; to allot any unsubscribed

rights shares applied for by the entitled

shareholders of RHB Capital and/or their renounce(s)

on a fair and equitable basis and in such manner as

the Board in its absolute discretion deems fit or

expedient and in the best interest of the Company; to

 utilize the proceeds from the proposed rights issue

for such purposes and in such manner as set our in

Section 5 of the Circular to shareholders of the

Company dated 04 MAY 2010 and authorize the Board to

revise the utilization of proceeds as it may deem fit

 or expedient, if necessary; and to do or procure to

be done all acts, deeds and things and to execute,

sign or deliver on behalf of the Company all such

documents as it may deem necessary, expedient and/or

appropriate to give full effect to and complete the

proposed rights issue with full power to make and/or

assent to any condition, modification, variation

and/or amendment thereto as the Board may deem fit in

PROPOSAL #2.: Approve the authorized share capital of        ISSUER            YES             FOR                  FOR

 the Company from MYR 2,500,000,000 comprising

2,500,000,000 RHB Capital Shares to MYR 5,000,000,000

 comprising 5,000,000,000 RHB Capital Shares by the

creation of an additional 2,500,000,000 new RHB

Capital Shares; authorize the Board to do all such

acts and things and to take such steps that are

necessary to give full effect to the proposed

increase in Authorized Share Capital; and amend, in

consequence thereof, the Memorandum of Association of

 the Company and all other relevant documents

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RICHTEK TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y7286Y108

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the revision to         ISSUER             NO              N/A                  N/A

the rules of Board meetings

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 8 per share

PROPOSAL #B.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Amend the procedures of endorsement            ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #B.6: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings as follows: proposed stock

dividend: 50 for 1,000 shares held

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RICHTER GEDEON PLC

  TICKER:                  N/A                 CUSIP:   X3124R133

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors on the 2009 business activities of the

Company and presentation of the draft annual report

prepared in accordance with the Accounting Act

PROPOSAL #2: Receive the report of the Auditor                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Receive the report of the Supervisory            ISSUER            YES             FOR                  FOR

Board including the report of the Audit Committee

PROPOSAL #4: Approve the determination and allocation        ISSUER            YES             FOR                  FOR

 of the 2009 after-tax profit of the Company,

declaration of dividends for the 2009 business year

on the common shares

PROPOSAL #5: Approve the 2009 draft annual report of         ISSUER            YES             FOR                  FOR

the Company prepared in accordance with the

Accounting Act, including the 2009 balance sheet

PROPOSAL #6: Receive the draft report on the 2009              ISSUER            YES             FOR                  FOR

business activities of the Richter Group and

presentation of the Consolidated Report prepared in

accordance with the IFRS

PROPOSAL #7: Report of the Auditor on the draft                 ISSUER            YES             FOR                  FOR

Consolidated Report

PROPOSAL #8: Report of the Supervisory Board                       ISSUER            YES             FOR                  FOR

including the report of the Audit Committee on the

draft Consolidated Report

PROPOSAL #9: Approve the draft 2009 consolidated                ISSUER            YES             FOR                  FOR

report

PROPOSAL #10: Receive the Corporate Governance report        ISSUER            YES             FOR                  FOR

PROPOSAL #11: Authorize the Board of Directors for            ISSUER            YES             FOR                  FOR

the purchase of own shares of the Company

PROPOSAL #12: Amend the Company's statutes                           ISSUER            YES             FOR                  FOR

PROPOSAL #13: Approve the consolidated text of the            ISSUER            YES             FOR                  FOR

Company's statutes

PROPOSAL #14: Election of Members of the Board of              ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #15: Approve the remuneration of the Members        ISSUER            YES             FOR                  FOR

 of the Board of Directors

PROPOSAL #16: Approve the remuneration of the Members        ISSUER            YES             FOR                  FOR

 of the Supervisory Board

PROPOSAL #17: Election of the Company's statutory              ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #18: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Company's statutory Auditor

PROPOSAL #19: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RMB HLDGS LTD

  TICKER:                  N/A                 CUSIP:   S6992P127

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial statements        ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-elect Gerrit Thomas Ferreira as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2: Re-elect Lauritz Lanser Dippenaar as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.3: Re-elect Jan Willem Dreyer as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.: Elect Matthys Hndrik Visser as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.: Approve the Directors remuneration for         ISSUER            YES             FOR                  FOR

the year to JUN 2009

PROPOSAL #5.: Approve the Directors fees for the year        ISSUER            YES             FOR                  FOR

 to JUN 2010

PROPOSAL #6.: Approve to place 15% of the unissued            ISSUER            YES             FOR                  FOR

ordinary shares under the control of the Directors

PROPOSAL #7.: Grant general authority to issue shares        ISSUER            YES             FOR                  FOR

 for cash

PROPOSAL #8.: Approve the re-appointment of the                 ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #S.1: Grant general authority to repurchase         ISSUER            YES             FOR                  FOR

Company shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROSSI RESIDENCIAL S A

  TICKER:                  N/A                 CUSIP:   P8172J106

  MEETING DATE:      12/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Approve to update Article 5 of the                ISSUER            YES             FOR                  FOR

Corporate ByLaws, to reflect the current subscribed-

for share capital and consolidation of the text of

the Corporate ByLaws

PROPOSAL #B.: Approve a Stock Option Plan for                     ISSUER            YES         AGAINST           AGAINST

restricted shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROSSI RESIDENCIAL S A

  TICKER:                  N/A                 CUSIP:   P8172J106

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to increase the share capital,          ISSUER            YES             FOR                  FOR

without the issuance of shares, through the

capitalization of capital reserves in the amount of

BRL 548,115,162.76, consisting of I BRL 27.45

inflation adjustment of capital, and II BRL

548,115,135.31 premium on the issuance of shares

PROPOSAL #2: Approve to revise Article 6 and update          ISSUER            YES             FOR                  FOR

the quantity of shares within the authorized

PROPOSAL #3: Approve to exclude paragraph 3 from                ISSUER            YES             FOR                  FOR

Article 19 due to the provision of Article 150 of Law

 Number 640476

PROPOSAL #4: Approve to insert Line xx in Article 21         ISSUER            YES             FOR                  FOR

to broaden the authority of the Board of Directors,

making it possible for it to institute consultative

Bodies Committees for the performance of its functions

PROPOSAL #5: Amend Articles 22 and 23 to establish a         ISSUER            YES             FOR                  FOR

specific designation for the Members of the Executive

 Committee

PROPOSAL #6: Amend the main part of Article 29 to              ISSUER            YES             FOR                  FOR

provide for the possibility of, at least, three and,

at most, five members of the Finance Committee, in

the manner provided for in Article 161 1 of Law

Number 640476

PROPOSAL #7: Adopt the name provided in Article 13            ISSUER            YES             FOR                  FOR

VIII, to BM E Fbovespa S.A. Bolsa De Valores,

Mercadorias E Futuros

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROSSI RESIDENCIAL S A

  TICKER:                  N/A                 CUSIP:   P8172J106

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to take knowledge of the                     ISSUER            YES             FOR                  FOR

Directors accounts, to examine, discuss and approve

the Company's consolidated financial statements for

the FYE DEC 31 2009

PROPOSAL #2: Approve to decide concerning the                     ISSUER            YES             FOR                  FOR

allocation of the net profits from the fiscal year

and distribution of dividends in the total amount of

BRL 51,800,000.00 equivalent to BRL 0.195603 per

common share

PROPOSAL #3: Authorize the payment of profit sharing         ISSUER            YES             FOR                  FOR

to the administrators of the Company for the 2009 FY

PROPOSAL #4: Election of members of the Board of                ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5: Approve to set the Directors remuneration      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROSSI RESIDENCIAL S A

  TICKER:                  N/A                 CUSIP:   P8172J106

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to decide regarding the                     ISSUER            YES         AGAINST           AGAINST

approval of the third public issuance of simple

debentures, not convertible into shares, in a single

series, of the type with a collateral guarantee from

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RUENTEX INDUSTRIES LIMITED

  TICKER:                  N/A                 CUSIP:   Y7367H107

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and                 ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.3 per share

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Election of two Supervisors                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  S P SETIA BHD

  TICKER:                  N/A                 CUSIP:   Y8132G101

  MEETING DATE:      3/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company for the FYE 31 OCT 2009 together with

 the reports of the Directors and the Auditors thereon

PROPOSAL #2: Declare a final dividend of 9 sen per            ISSUER            YES             FOR                  FOR

share less 25% tax for the FYE 31 OCT 2009

PROPOSAL #3: Re-elect Tan Sri Abdul Rashid Bin Abdul         ISSUER            YES             FOR                  FOR

Manaf as a Director, who retires in accordance with

Article 93 of the Company's Articles of Association

PROPOSAL #4: Re-elect Dato' Voon Tin Yow as a                     ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 93

of the Company's Articles of Association

PROPOSAL #5: Re-elect Dato' Leong Kok Wah as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 93

of the Company's Articles of Association

PROPOSAL #6: Re-elect Mr. Teow Leong Seng as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 98

of the Company's Articles of Association

PROPOSAL #7: Re-elect Tan Sri Dato' Dr. Wan Mohd                ISSUER            YES             FOR                  FOR

Zahid Bin Mohd Noordin as a Director, who retires in

accordance with Article 98 of the Company's Articles

of Association

PROPOSAL #8: Re-elect Dato' Noor Farida Binti Mohd            ISSUER            YES             FOR                  FOR

Ariffin as a Director, who retires in accordance with

 Article 98 of the Company's Articles of Association

PROPOSAL #9: Re-appoint Mazars, Chartered Accountants        ISSUER            YES             FOR                  FOR

 as the Auditors, for the ensuing year and authorize

the Directors to fix their remuneration

PROPOSAL #10: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

subsidiaries  S. P. Setia Group , subject always to

the Listing Requirements of Bursa Malaysia Securities

 Berhad, to enter into and give effect to specified

recurrent related party transactions of a revenue or

trading nature of the S. P. Setia Group with

specified classes of Related Parties  as defined in

the Listing Requirements of Bursa Malaysia Securities

 Berhad and as specified in Section 2.3.1 of the

circular to shareholders dated 09 FEB 2010  which are

 necessary for the day to day operations in the

ordinary course of business and are carried out at

arms' length basis on normal commercial terms of

the'S P Setia Group on terms not more favourable to

the Related Parties than those generally available to

 the public and are not detrimental to minority

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  S1 CORPORATION, SEOUL

  TICKER:                  N/A                 CUSIP:   Y75435100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Kwan Soo Kim (Inside                     ISSUER            YES             FOR                  FOR

Director), Morisita Hideo (Non-Executive Director),

and Kwan Hee Yoo and Jaw Ryong Jang as the Outside

Directors

PROPOSAL #4: Election of Yongyeon Jo as an Executive         ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG C&T CORP

  TICKER:                  N/A                 CUSIP:   Y7470R109

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 59th income statement,                 ISSUER            YES             FOR                  FOR

balance sheet and the disposition of retained earning

PROPOSAL #2: Election of Jung Yun-Joo as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG CARD CO LTD

  TICKER:                  N/A                 CUSIP:   Y7T70U105

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 27th balance sheet, income          ISSUER            YES             FOR                  FOR

statement and the disposition of retained earning

PROPOSAL #2: Election of Usub No as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Usub No as an Audit                       ISSUER            YES         AGAINST           AGAINST

Committee Member

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG ELECTRO-MECHANICS CO LTD, SUWON

  TICKER:                  N/A                 CUSIP:   Y7470U102

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Directors - Inside Director         ISSUER            YES             FOR                  FOR

: Byung Cheon Ko and Outside

PROPOSAL #4: Election of Byung Ho Kang as an Audit            ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG ELECTRONICS CO., LTD.

  TICKER:                  SSNHY             CUSIP:   796050888

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF BALANCE SHEET, INCOME                 ISSUER            YES             FOR                  FOR

STATEMENT, AND STATEMENT OF APPROPRIATION OF RETAINED

 EARNINGS (DRAFT) FOR THE 41ST FISCAL YEAR (FROM

JANUARY 1, 2009 TO DECEMBER 31, 2009), - CASH

DIVIDENDS (EXCLUDING INTERIM DIVIDENDS)   DIVIDEND

PER SHARE: KRW 7,500 (COMMON)   DIVIDEND PER SHARE:

KRW 7,550 (PREFERED)

PROPOSAL #2A: APPOINTMENT OF INDEPENDENT DIRECTOR              ISSUER            YES             FOR                  FOR

(MR. IN-HO LEE).

PROPOSAL #2B: APPOINTMENT OF MEMBER OF AUDIT COMMITTE        ISSUER            YES             FOR                  FOR

 (MR. IN-HO LEE).

PROPOSAL #03: APPROVAL OF THE COMPENSATION CEILING            ISSUER            YES             FOR                  FOR

FOR THE DIRECTORS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG ELECTRS LTD

  TICKER:                  N/A                 CUSIP:   796050888

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet, income                   ISSUER            YES             FOR                  FOR

statement, and statement of appropriation of retained

 earnings  Draft  for the 41st FY  from 01 JAN 2009

to 31 DEC 2009  - cash dividends  excluding interim

dividends  dividend per share: KRW 7,500  Common  KRW

 7,550  Preferred

PROPOSAL #2.1: Appointment of Mr. In-Ho Lee as an              ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #2.2: Appointment of Mr. In-Ho Lee as a                ISSUER            YES             FOR                  FOR

Member of the Audit Committee

PROPOSAL #3: Approve the compensation ceiling for the        ISSUER            YES             FOR                  FOR

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG ELECTRS LTD

  TICKER:                  N/A                 CUSIP:   Y74718100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Election of Lee, Inho as an outside            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2: Election of Lee, Inho as an Audit                ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #3: Approve the remuneration for Director             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG ENGINEERING CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y7472L100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of 2 Inside Directors and 2              ISSUER            YES             FOR                  FOR

Outside Directors

PROPOSAL #4: Election of 3 Audit Committee Members             ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG FIRE & MARINE INSURANCE CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y7473H108

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 60th income statement,                 ISSUER            YES             FOR                  FOR

balance sheet, proposed disposition of retained

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Election of Jong Sung lee as an                   ISSUER            YES             FOR                  FOR

Internal Director

PROPOSAL #3.2: Election of Jae Sik Lee as an Internal        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #4: Election of the Member of audit                       ISSUER            YES         AGAINST           AGAINST

committee (one person) Internal Director Jae-Sik Lee

PROPOSAL #5: Approve of remuneration limit for                   ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG HEAVY INDUSTRIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y7474M106

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 36th financial statements             ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Seoyoon Kim and (External)          ISSUER            YES             FOR                  FOR

Donghyo Gwak as the Director

PROPOSAL #4: Election of Chansoon Nam as an Audit              ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #5: Approve the remuneration for the                     ISSUER            YES         AGAINST           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG SDI CO LTD, SUWON

  TICKER:                  N/A                 CUSIP:   Y74866107

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Election of Chihoon Choi as a Director         ISSUER            YES             FOR                  FOR

(Inside Director)

PROPOSAL #4.: Approve the remuneration for the                   ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y7486Y106

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of Outside Director                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Election of Inside Director                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of Auditor Committee member as         ISSUER            YES         AGAINST           AGAINST

Outside Directors

PROPOSAL #5: Approve the limit of remuneration                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG TECHWIN CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y7470L102

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement,                     ISSUER            YES             FOR                  FOR

expected cash dividend: KRW 700 per 1 ordinary share

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3: Election of the Directors                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of an Audit Committee Member             ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES         AGAINST           AGAINST

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANLAM LTD

  TICKER:                  N/A                 CUSIP:   S7302C137

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive an consider the annual                     ISSUER            YES             FOR                  FOR

financial statements of the group and the Company's

for the YE 31 DEC 2009

PROPOSAL #O.2: Re-appoint Ernst & Young Inc, as                 ISSUER            YES             FOR                  FOR

nominated by the Company's Audit Committee, as

Independent Auditors of the Company to hold office

until the conclusion of the next AGM of the Company,

it is to be noted that Mr. MP Rapson is the

individual and designated Auditor who will undertake

the Company's audit for the financial YE 31 DEC 2010

PROPOSAL #O.3.1: Reelection of YG Muthien as Director        ISSUER            YES             FOR                  FOR

 by the Board in casual vacancies or as Additional

Directors in terms of Article 13.2 of the Company's

Articles of Association [the Articles]

PROPOSAL #O.3.2: Reelection of TI Mvusi  as Director         ISSUER            YES             FOR                  FOR

by the Board in casual vacancies or as Additional

Directors in terms of Article 13.2 of the Company's

Articles of Association [the Articles]

PROPOSAL #O.3.3: Reelection of DK Smith  as Director         ISSUER            YES             FOR                  FOR

by the Board in casual vacancies or as Additional

Directors in terms of Article 13.2 of the Company's

Articles of Association [the Articles]

PROPOSAL #O.4.1: Reelection of MM Bakane-Tuoane as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

terms of Article 14 of the Articles

PROPOSAL #O.4.2: Re-election of FA du Plessis as a            ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

terms of Article 14 of the Articles

PROPOSAL #O.4.3: Re-election of JP Moller as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

terms of Article 14 of the Articles

PROPOSAL #O.4.4: Re-election of PT Motsepe as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

terms of Article 14 of the Articles

PROPOSAL #O.4.5: Re-election of RV Simelane as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

terms of Article 14 of the Articles

PROPOSAL #O.5: Approve to cast an advisory vote on            ISSUER            YES             FOR                  FOR

the Company's 2010 remuneration policy

PROPOSAL #O.6: Approve the total amount of Director's        ISSUER            YES             FOR                  FOR

 remuneration, Non-Executive Directors and, Executive

 Directors for the FYE 31 DEC 2009

PROPOSAL #O.7: Approve a 7% increase in all Board and        ISSUER            YES             FOR                  FOR

 Committee fees including the all-inclusive the

remuneration package of the Chairman for the period

01 JUL 2010 upto 30 JUN 2011, the Audit Committee

fees to increase by 14% for the same period

PROPOSAL #S.1: Authorize the Company, in terms of              ISSUER            YES             FOR                  FOR

Article 37 of the Articles of the Company as a

general approval contemplated sections 85 and 89 of

the Companies Act, No.61 of 1973 [Companies Act],

whether by way of single transaction or series of

transactions: a) the purchase of any of its

securities by the Company or any subsidiary of the

Company; b) the purchase by and/or transfer to the

Company or any subsidiary of the Company of any of

its securities purchased pursuant to [a] above, upon

such terms and conditions and in such amounts as the

Directors of the Company or its subsidiaries may from

 time to time decide, but subject to the provisions

of the Companies Act and JSE Limited [the JSE]

Listings Requirements and any other stock exchange

upon which the securities of the Company may be

quoted or listed from time to time, and subject to

such other conditions as may be imposed by any other

relevant authority, provided that, the general

authority shall only be valid up to and including the

 date of the Company's next AGM, on condition that it

 does not extend beyond 15 months from the date of

this special resolution; the ordinary shares be

purchased through the order book of the JSE trading

system and done without any prior understanding or

arrangement between the Company and/or the relevant

subsidiary and the counterparty; the general

authority to purchase be limited in any one FY to a

maximum of 20% of the relevant Company's issued share

 capital of that class at the time the authority is

granted; purchases must not be made at a price more

than 10% above the weighted average of the market

value of the securities for the five business days

immediately preceding the date of the repurchases; at

 any point in time, the Company may only appoint one

agent to effect any repurchase on the Company's

behalf or on behalf of any of its subsidiaries; the

Company will only undertake a repurchase of

securities if, after such repurchase, the Company

still compiles with the shareholder spread

requirements of the JSE; the Company or its

subsidiaries may not repurchase securities during a

prohibited period unless a repurchase programme is in

 place where the dates and quantities of securities

to be traded during the relevant period are fixed and

 where full details of the programme have been

disclosed in an announcement on SENS prior to the

commencement of the prohibited period; and an

announcement complying with paragraph 11.27 of the

JSE Listings Requirements be published by the Company

 i) when the Company and/or its subsidiaries have

cumulatively repurchased 3 % of the ordinary shares

in issue as at the time the general authority was

given [the initial number]; and ii) for each 3 % in

aggregate of the initial number of ordinary shares

PROPOSAL #O.8: Authorize the Director of the Company         ISSUER            YES             FOR                  FOR

and, where applicable, the Company Secretary, to do

all such things, sign all such documentation and take

 all such actions as may be necessary to implement

the aforesaid Ordinary and Special Resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAPPI LTD

  TICKER:                  N/A                 CUSIP:   S73544108

  MEETING DATE:      3/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1.1: Re-elect Mr. Peter Nlkateko Mageza          ISSUER            YES             FOR                  FOR

as a Director of Sappi Limited, with effect from 01

JAN 2010, in terms of the Articles of Association of

Sappi Limited, who retires from office at the

conclusion of the AGM at which this resolution is

PROPOSAL #O.1.2: Re-elect Dr. Rudolf Thummer as a              ISSUER            YES             FOR                  FOR

Director of Sappi Limited, with effect from 01 FEB

2010, in terms of the Articles of Association of

Sappi Limited, who retires from office at the

conclusion of the AGM at which this resolution is

PROPOSAL #O.2.1: Re-elect Dr. Deenadayalen Konar as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation in terms of

Sappi's Articles of Association

PROPOSAL #O.2.2: Re-elect Mr. John David Mckenzie as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation in terms of

Sappi's Articles of Association

PROPOSAL #O.2.3: Re-elect Sir Anthony Nigel Russell          ISSUER            YES             FOR                  FOR

Rudd as a Director, who retires by rotation in terms

of Sappi's Articles of Association

PROPOSAL #O.2.4: Re-elect Mr. Mark Richard Thompson          ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation in terms of

Sappi's Articles of Association

PROPOSAL #O.3: Re-appoint Deloitte & Touche as the            ISSUER            YES             FOR                  FOR

Auditors of Sappi Limited for the YE September 2010

PROPOSAL #O.4: Approve, subject the provisions of the        ISSUER            YES             FOR                  FOR

 Companies Act 61 of 1973, as amended and the

Listings Requirements of the JSE Limited, to place a

total of 25,000,000 ordinary shares in Sappi Limited

[comprising ordinary shares in the authorized but

issued share capital of Sappi and/or treasury shares

owned by one or more subsidiaries of Sappi from time

to time], under the control of the Directors of

Sappi, who are authorized by way of a general

authority to allot and issue or otherwise dispose of

all or any of such shares to such person's on such

terms and conditions and at such times as the

Directors of Sappi may from time to time in their

discretion deem fit; It is recorded that the Listings

 Requirements [Listings Requirements] of the JSE

Limited [JSE] currently require, inter alia, that a

company may only undertake a general issue for cash

or be generally authorized to use treasury shares if;

 authorized to do so by a general authority, which

shall only be valid until the next annual general

meeting of the company or for 15 months from the date

 of passing of such resolution, whichever period is

the shorter; such shares are issued or sold, as the

case may be, to public shareholders [as defined in

the Listings Requirements] and not to related

parties; such shares do not in any one financial year

 in the aggregate exceed 15% of the company's issued

shares, as determined in accordance with paragraph

5.52[c] of the Listings Requirements, it is recorded

that the shares contemplated in ordinary resolution

number 4 constitute approximately 4.65% of the issued

 share capital of, Sappi; the maximum discount at

which such shares may be issued or sold as the case

may be is 10% of the weighted average trading price

of such shares on the JSE over the 30 business days

prior to the date of determination of the issue or

PROPOSAL #O.5: Approve, with effect from 01 OCT 2009         ISSUER            YES             FOR                  FOR

and until otherwise determined by Sappi Limited

[Sappi] in general meeting, to increase the

remuneration of the Non-Executive Directors for their

 services: Sappi Board fees: Chairperson   from ZAR

1,650,000 pa to ZAR 1,765,500 pa; Senior Independent

Non-Executive Director  If south Africa Resident

from ZAR 356,000 pa to ZAR 380,900 pa   if European

resident to GBP 54,600 pa   if USA resident to USD

82,700 pa   Other Director   if South African   from

ZAR 237,500 pa to ZAR 254,100 pa   if European

resident   from GBP 35,700 pa to GBP 36,400 pa   if

USA resident   from USD 54,000 pa to USD 55,100 pa

PROPOSAL #O.6: Authorize any Director of Sappi                   ISSUER            YES             FOR                  FOR

Limited sign all such documents and do all such

things as may be necessary for or incidental to the

implementation of the resolutions passed at the AGM

held on 01 MAR 2010 or any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAPPI LTD

  TICKER:                  N/A                 CUSIP:   S73544108

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.S.1: Approve the creation of a ordinary          ISSUER            YES             FOR                  FOR

shares

PROPOSAL #2.S.2: Amend the Articles of Association             ISSUER            YES             FOR                  FOR

PROPOSAL #3.S.3: Grant authority for specific                     ISSUER            YES             FOR                  FOR

repurchase

PROPOSAL #4.S.4: Grant authority for the financial            ISSUER            YES             FOR                  FOR

assistance

PROPOSAL #5.O.1: Approve the specific issue of shares        ISSUER            YES             FOR                  FOR

 for cash

PROPOSAL #6.O.2: Grant authority to give effect to            ISSUER            YES             FOR                  FOR

the above resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SASOL LTD

  TICKER:                  N/A                 CUSIP:   803866102

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual financial statements        ISSUER            YES             FOR                  FOR

 for the YE 30 JUN 2009

PROPOSAL #2.1: Re-elect B.P. Connellan as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Re-elect H.G. Dijkgraaf as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Re-elect V.N. Fakude as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Re-elect I.N. Mkhize as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Re-elect T.A. Wixley as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect C. Beggs as a Director in              ISSUER            YES             FOR                  FOR

terms of Article 75 H

PROPOSAL #3.2: Re-elect M.J.N. Njeke as a Director in        ISSUER            YES             FOR                  FOR

 terms of Article 75 H

PROPOSAL #4.: Re-appoint KPMG Inc as the Auditors               ISSUER            YES             FOR                  FOR

PROPOSAL #5.S.1: Authorize the Directors to approve a        ISSUER            YES             FOR                  FOR

 general repurchase of the Company's ordinary shares

PROPOSAL #6.O.1: Approve to revise the annual                     ISSUER            YES             FOR                  FOR

emoluments payable by the Company or its subsidiaries

 to Non Executive Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SBERBANK SAVINGS BANK OF RUSSIAN FEDERATION OJSC,

  TICKER:                  N/A                 CUSIP:   X76318108

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report as of FY 2009         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the annual financial statement          ISSUER            YES             FOR                  FOR

of the Company based on the results of the reporting

2009 FY

PROPOSAL #3: Approve the distribution of profit and          ISSUER            YES             FOR                  FOR

losses, dividend payments as of 2009 FY at RUB 0.08

per ordinary share and RUB 0.45 per preferred share

PROPOSAL #4: Approve the Auditor                                            ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Election of Ignat'ev Sergey                          ISSUER            YES         AGAINST           AGAINST

Mikhailovich as a Board of Director

PROPOSAL #5.2: Election of Ulukaev Alexey                            ISSUER            YES         AGAINST           AGAINST

Valentinovich as a Board of Director

PROPOSAL #5.3: Election of Luntovsky Georgy Ivanovich        ISSUER            YES         AGAINST           AGAINST

 as a Board of Director

PROPOSAL #5.4: Election of Tkachenko Valery                        ISSUER            YES         AGAINST           AGAINST

Victorovich as a Board of Director

PROPOSAL #5.5: Election of Ivanova Nadezhda Ur'evna          ISSUER            YES         AGAINST           AGAINST

as a Board of Director

PROPOSAL #5.6: Election of Shvetsov Sergey                          ISSUER            YES         AGAINST           AGAINST

Anatol'evich as a Board of Director

PROPOSAL #5.7: Election of Shor Konstantin Borisovich        ISSUER            YES         AGAINST           AGAINST

 as a Board of Director

PROPOSAL #5.8: Election of Dvorkovich Arcadiy                     ISSUER            YES         AGAINST           AGAINST

Vladimirovich as a Board of Director

PROPOSAL #5.9: Election of Kudrin Alexey Leonidovich         ISSUER            YES         AGAINST           AGAINST

as a Board of Director

PROPOSAL #5.10: Election of Nabiullina Elvira                     ISSUER            YES         AGAINST           AGAINST

Sahipzadovna as a Board of Director

PROPOSAL #5.11: Election of Belousov Andrey Removich         ISSUER            YES         AGAINST           AGAINST

as a Board of Director

PROPOSAL #5.12: Election of Savatugin Alexey L'vovich        ISSUER            YES         AGAINST           AGAINST

 as a Board of Director

PROPOSAL #5.13: Election of Guriev Sergey Maratovich         ISSUER            YES             FOR                  FOR

as a Board of Director

PROPOSAL #5.14: Election of Gupta Radzhat Kumar as a         ISSUER            YES         AGAINST           AGAINST

Board of Director

PROPOSAL #5.15: Election of Kelimbetov Kairat                     ISSUER            YES         AGAINST           AGAINST

Nematovich as a Board of Director

PROPOSAL #5.16: Election of Mau Vladimir                              ISSUER            YES             FOR                  FOR

Alexandrovich as a Board of Director

PROPOSAL #5.17: Election of Gref German Oskarovich as        ISSUER            YES         AGAINST           AGAINST

 a Board of Director

PROPOSAL #5.18: Election of Zlatkis Bella Il'inichna         ISSUER            YES         AGAINST           AGAINST

as a Board of Director

PROPOSAL #6.1: Election of Volkov Vladimir                          ISSUER            YES             FOR                  FOR

Mikhailovich as a Member to the Auditing Committee

PROPOSAL #6.2: Election of Zinina Ludmila Anatol'evna        ISSUER            YES             FOR                  FOR

 as a Member to the Auditing Committee

PROPOSAL #6.3: Election of Polyakova Olga Vasil'evna         ISSUER            YES             FOR                  FOR

as a Member to the Auditing Committee

PROPOSAL #6.4: Election of Tkachenko Valentina                   ISSUER            YES             FOR                  FOR

Ivanovna as a Member to the Auditing Committee

PROPOSAL #6.5: Election of Polonskya Nataliya                     ISSUER            YES             FOR                  FOR

Ivanovna as a Member to the Auditing Committee

PROPOSAL #6.6: Election of Dolzhnikov Maxim                        ISSUER            YES             FOR                  FOR

Leonidovich as a Member to the Auditing Committee

PROPOSAL #6.7: Election of Isahanova Uliya Ur'evna as        ISSUER            YES             FOR                  FOR

 a Member to the Auditing Committee

PROPOSAL #7: Approve the remuneration and                            ISSUER            YES         AGAINST           AGAINST

compensation to be paid to the Members of the

PROPOSAL #8: Approve the new edition of the Charter          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #9: Approve the new edition of the provision        ISSUER            YES             FOR                  FOR

 on the Executive Board of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SBERBANK SAVINGS BANK OF RUSSIAN FEDERATION OJSC,

  TICKER:                  N/A                 CUSIP:   X76318116

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report as of FY 2009        ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approve the annual accounting report as        ISSUER             NO              N/A                  N/A

 of FY 2009

PROPOSAL #3.: Approve the distribution of profit and         ISSUER             NO              N/A                  N/A

losses, dividend payments as of 2009 FY at RUB 0.08

per ordinary share and RUB 0.45 per preferred share

PROPOSAL #4.: Approve the Auditor                                           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of the Supervisory Board                  ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Election of the Audit Commission                    ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Approve the remuneration and                          ISSUER             NO              N/A                  N/A

compensation to be paid to the Members of the

Supervisory Board

PROPOSAL #7.: Approve the remuneration and                          ISSUER             NO              N/A                  N/A

compensation to be paid to the Members of the

Supervisory Board

PROPOSAL #8.: Approve the introduction of new edition        ISSUER             NO              N/A                  N/A

 of the charter of the Company

PROPOSAL #9.: Approve the new edition of the                       ISSUER             NO              N/A                  N/A

provision on the Executive Board of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEMICONDUCTOR MFG INTL CORP

  TICKER:                  N/A                 CUSIP:   G8020E101

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and Auditors of the

 Company for the YE 31 DEC 2009

PROPOSAL #2.A: Re-elect Mr. Tsuyoshi Kawanishi as a          ISSUER            YES             FOR                  FOR

Class III Director of the Company

PROPOSAL #2.B: Re-elect Mr. Zhou Jie as a Class III          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.C: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #3.A: Re-elect Dr. David N. K. Wang as a              ISSUER            YES             FOR                  FOR

Class I Director of the Company

PROPOSAL #3.B: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Director's remuneration

PROPOSAL #4: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

allot, issue, grant, distribute and otherwise deal

with additional shares in the Company, not exceeding

20% of the issued share capital of the Company at the

 date of this resolution (as adjusted)

PROPOSAL #5: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

repurchase shares of the Company, not exceeding 10%

of the issued share capital of the Company at the

date of this resolution

PROPOSAL #6: Authorize the Board of Directors,                   ISSUER            YES             FOR                  FOR

conditional on the passing of Resolutions 4 and 5, to

 allot, issue, grant, distribute and otherwise deal

with the additional authorized but unissued shares in

 the Company repurchased by the Company

PROPOSAL #7: Approve the special mandate for                       ISSUER            YES             FOR                  FOR

increasing the limit on the grant of equity awards

under the 2004 Equity Incentive Plan of the Company

PROPOSAL #8: Approve the proposed amendments to the          ISSUER            YES             FOR                  FOR

2004 Equity Incentive Plan of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SESA GOA LTD

  TICKER:                  N/A                 CUSIP:   Y7673N111

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to the          ISSUER            YES             FOR                  FOR

provisions of Section 81(1A) and other applicable

provisions, if any, of the Companies Act, 1956

[including any amendment thereto or re-enactment

thereof] and in accordance with the provisions of the

 Articles of Association of the Company, the Listing

Agreements entered into between the Company and stock

 exchanges, the guidelines and clarifications issued

by the RBI, SEBI and any other statutory/regulatory

authorities, and subject to all such other approvals,

 permissions, consents and sanctions, as may be

necessary and subject to such conditions and

modifications as may be agreed to by the Board of

Directors of the Company [hereinafter referred to as

the Board, which term shall also include any

committee constituted/to be constituted by the Board

for exercising the powers conferred on the Board by

this resolution], to create, offer, issue and allot

up to 3,32,74,000 equity shares of INR 1 each to

Promoters and its associates [as specified], on

preferential allotment basis, on such terms and

conditions and in such manner as the Board may think

fit, without offering the same to any other person,

whether or not they are Members of the Company;

approve that: i)the equity shares created, issued,

offered and allotted shall be subject to the

provisions of the Memorandum and Articles of

Association of the Company; ii) the relevant date for

 calculating the issue price of the shares shall be

09 JUN 2009, being the date 30 days prior to the date

 of passing of this resolution; iii) all such shares

issued and allotted by the Board pursuant to the

authority hereby given shall rank pari-passu inter-se

 and with then existing equity shares of the Company

in all respects save and except that they shall rank

for dividend from the relevant FY in which they are

allotted; authorize the Board, for the purpose of

giving effect to above, to take all actions and do

all such deeds, matters and things as it may, in its

absolute discretion, deem necessary, desirable or

expedient to effect the offer, issue or allotment of

aforesaid equity shares to Promoters and its

associates and listing thereof with the stock

exchange(s) as appropriate and to resolve and settle

all questions and difficulties that may arise in the

proposed issue and allotment of any of the said

equity shares and to do all acts, deeds and things in

 connection therewith and incidental thereto as the

Board in its absolute discretion deem fit, and

further to do all such acts, deeds, matters and

things and to finalize and execute all documents,

papers, agreements, deeds and writings as may be

necessary, desirable or expedient as it may deem fit

and to delegate all or any of the powers herein

conferred to any Committee Directors, or whole-time

Directors or any one or more whole-time Directors or

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SESA GOA LTD

  TICKER:                  N/A                 CUSIP:   Y7673N111

  MEETING DATE:      8/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and the profit & loss account

 for the YE on that date and the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. P. G. Kakodkar as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. A. Pradhan as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint the Auditors to hold office              ISSUER            YES             FOR                  FOR

from the conclusion of this meeting until the

conclusion of the next AGM and approve to fix their

PROPOSAL #6.: Re-appoint Mr. Prasun Kumar Mukherjee          ISSUER            YES             FOR                  FOR

as the Managing Director of the Company, pursuant to

the provisions of Sections 198, 269, 309, 310 and

other applicable provisions, if any, of the Companies

 Act, 1956, for a period of 3 years with effect from

01 APR 2009 and approve the payment of a remuneration

 with base salary of INR 4,65,000 per month in the

scale of INR 4,00,000 to INR 8,00,000 as specified,

with a liberty to the Board of Directors to alter and

 vary such terms and conditions including

remuneration so as not to exceed the limits specified

 in Part I, i.e. in case of profit, and Part II, i.e.

 in case of inadequacy of profit, of Schedule XIII to

 the Companies Act, 1956 or any amendments thereto as

 may be agreed to by the Board of Directors and Mr.

P.K Mukherjee during the aforesaid period

PROPOSAL #7.: Re-appoint Mr. Arun Kumar Rai as a                ISSUER            YES             FOR                  FOR

Whole time Director of the Company, pursuant to the

provisions of Sections 198, 269, 309, 310 and other

applicable provisions, if any, of the Companies Act,

1956, with effect from 01 FEB 2009 up to 31 JUL 2011

and approve the payment of a remuneration with base

salary of INR 2,00,000 per month in the scale of INR

1,50,000 to INR 5,00,000 as specified, with a liberty

 to the Board of Directors to alter and vary such

terms and conditions including remuneration so as not

 to exceed the limits specified in Part I, i.e. in

case of profit and Part II, i.e. in case of

inadequacy of profit of Schedule XIII to the

Companies Act, 1956 or any amendments thereto as may

be agreed to by the Board of Directors and Mr. Arun

K. Rai during the aforesaid period

PROPOSAL #8.: Re-appoint Mr. Hari Prasad Unni                     ISSUER            YES             FOR                  FOR

Krishnan Nair as a Whole time Director of the

Company, pursuant to the provisions of Sections 198,

269, 309 310 and other applicable provisions, if any

of the Companies Act, 1958, with effect from 01 FEB

2009 up to 30 SEP 2009 and approve the payment of a

remuneration with base salary of INR 1,80,000 per

month in the scale of INR 1,50,000 to INR 5,00,000 as

 specified, with a liberty to the Board of Directors

to after and vary such terms and conditions including

 remuneration so as not to exceed the limits

specified in Part I, i.e. in case of profit and Part

II, i.e:, in case of inadequacy of profit of Schedule

 XIII to the Companies Act, 1956 or any amendments

thereto as may be agreed to by the Board of Directors

 and Mr. Hari Prasad Unni Krishnan Nair during the

PROPOSAL #9.: Appoint Mr. M. D. Phal as a Whole time         ISSUER            YES             FOR                  FOR

Director of the Company, pursuant to the provisions

of Sections 198, 269, 309 and other applicable

provisions, if any, of the Companies Act, 1956, with

effect from 21 DEC 2008 up to 30 APR 2009 and approve

 the payment of a remuneration with base salary of

INR 1,55,000 per month in the scale of INR 1,50,000

to INR 5,00,000 as specified, with a liberty to the

Board of Directors to alter and vary such terms and

conditions including remuneration so as not to exceed

 the limits specified in Part I, i.e. in case of

profit and Part II, i.e., in case of inadequacy of

profit of Schedule XIII to the Companies Act, 1956 or

 any amendments thereto as may be agreed to by the

Board of Directors and Mr. M. D. Phal during the

PROPOSAL #S.10: Authorize the Board of Directors,              ISSUER            YES             FOR                  FOR

pursuant to Sections 309(4) and 310 of the Companies

Act, 1956, to decide a payment of commission to the

Non Whole time Directors of the Company resident in

India, not being Managing/Whole time Directors [in

such manner as the Board of Directors may from time

to time determine] up to INR 50 lakhs per annum

computed in the manner laid down in Section 198 (1)

of the Companies Act, 1956

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SESA GOA LTD

  TICKER:                  N/A                 CUSIP:   Y7673N111

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Section 81[1A] and other applicable

provisions, if any, of the Companies Act, 1956, as

amended or restated[(the Companies Act], the listing

agreements with each of the stock exchanges where the

 Companys equity shares are listed and the provisions

 of the Foreign Exchange Management Act, 1999, as

amended or restated, the Foreign Exchange Management

[Transfer or Issue of Security by a Person Resident

Outside India] Regulations, 2000, as amended or

restated, the Foreign Exchange Management [Borrowing

or Lending in Rupees] Regulations, 2000, as amended

or restated, the Issue of Foreign Currency

Convertible Bonds and Ordinary Shares [Through

Depository Receipt Mechanism] Scheme, 1993, as

amended or restated, the Securities and Exchange

Board of India [Issue of Capital and Disclosure

Requirements] Regulations, 2009, as amended or

restated [the ICDR Regulations], as applicable and

such other statutes, notifications, circulars, rules

and regulations as may be applicable and relevant,

each as amended or restated, and the Memorandum and

Articles of Association of the Company, as amended,

and subject to such approvals, consents, permissions

and sanctions, if any, of the Government of India,

the Reserve Bank of India [the RBI], the Foreign

Investment Promotion Board [the FIPB], the Securities

 and Exchange Board of India [the SEBI], the relevant

 Registrar of Companies, the relevant stock exchanges

 and any other regulatory authority as may be

required under applicable law or regulation, and

subject to such conditions as may be prescribed by

any of them in granting such approvals, consents,

permissions and sanctions which may be agreed to by

the Board of Directors of the Company [the Board,

which term shall be deemed to include any committee

constituted or to be constituted by the Board, or any

 person(s) authorized by the Board or its committee

for such purposes], and to create, offer, issue and

allot in the course of either 1 or more international

 offering(s), in 1 or more foreign markets and/or in

the course of 1 or more domestic offering(s) in

India, including by way of a qualified institutions

placement under the ICDR Regulations [QIP], such

number of equity shares and/or any securities linked

to, convertible into or exchangeable for equity

shares including without limitation through Global

Depository Receipts [GDRs] and/or American Depository

 Receipts [ADRs] and/or convertible preference shares

 and/or convertible debentures [compulsorily and/or

optionally, fully and/or partly] and/or non-

convertible debentures [or other securities] with

warrants and/or warrants with a right exercisable by

the warrant holder to exchange or convert such

warrants with equity shares of the Company at a later

 date simultaneously with the issue of non-

convertible debentures and/or Foreign Currency

Convertible Bonds [FCCBs] and/or Foreign Currency

Exchangeable Bonds [FCEBs] and/or any other permitted

 fully and/or partly paid

PROPOSAL #2.: Authorize the Company, in partial                 ISSUER            YES         AGAINST           AGAINST

modification of the resolution passed earlier, in

terms of Section 293 (1)(d) and other applicable

provisions, if any, of the Companies Act, 1956, as

amended or restated, to the Board of Directors of the

 Company to borrow from time to time any sum or sums

of monies together with monies already borrowed by

the Company [apart from temporary loans obtained or

to be obtained from the Company's bankers in the

ordinary course of business] that may exceed the

aggregate of the paid-up capital of the Company and

its free reserves, that is to say, reserves not set

apart for any specific purpose, provided that the

total amount so borrowed by the Board shall not at

any time exceed the limit of INR 6,000 crores; and to

 severally delegate all or any of its powers herein

conferred to any Committee of Directors or any

Executive Director or Directors or any other officer

of the Company, in order to give effect to the above

resolutions; and approve and ratify all actions taken

 by the Board in connection with any matter referred

to or contemplated in any of the foregoing

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVERSTAL JT STK CO

  TICKER:                  N/A                 CUSIP:   818150302

  MEETING DATE:      10/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to terminate the authorities of        ISSUER            YES             FOR                  FOR

 the Board Members of JSC Severstal before the end of

 the term of their office

PROPOSAL #2.1: Elect Mordashov Alexey Alexandrovich          ISSUER            YES         AGAINST           AGAINST

as a Member of the Board of Directors of OAO Severstal

PROPOSAL #2.2: Elect Noskov Mikhail Vyacheslavovich          ISSUER            YES         AGAINST           AGAINST

as a Member of the Board of Directors of OAO Severstal

PROPOSAL #2.3: Elect Kuznetsov Sergei Alexandrovich          ISSUER            YES         AGAINST           AGAINST

as a Member of the Board of Directors of OAO Severstal

PROPOSAL #2.4: Elect Kruchinin Anatoly Nikolaevich as        ISSUER            YES         AGAINST           AGAINST

 a Member of the Board of Directors of OAO Severstal

PROPOSAL #2.5: Elect Kulichenko Alexey Gennadievich          ISSUER            YES         AGAINST           AGAINST

as a Member of the Board of Directors of OAO Severstal

PROPOSAL #2.6: Elect Christopher Richard Nigel Clark         ISSUER            YES             FOR                  FOR

as a Member of the Board of Directors of OAO Severstal

PROPOSAL #2.7: Elect Rolf Wilhelm Heinrich Stomberg          ISSUER            YES             FOR                  FOR

as a Member of the Board of Directors of OAO Severstal

PROPOSAL #2.8: Elect Martin David Angle as a Member          ISSUER            YES             FOR                  FOR

of the Board of Directors of OAO Severstal

PROPOSAL #2.9: Elect Ronald Michael Freeman as a                ISSUER            YES             FOR                  FOR

Member of the Board of Directors of OAO Severstal

PROPOSAL #2.10: Elect Peter Kraljic as a Member of            ISSUER            YES             FOR                  FOR

the Board of Directors of OAO Severstal

PROPOSAL #3.: Approve to reduce the remunerations to         ISSUER            YES             FOR                  FOR

the Board Members of JSC Severstal by setting new

amounts of remunerations for the Board Members of JSC

 Severstal to the Non-Executive and Independent

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVERSTAL JT STK CO

  TICKER:                  N/A                 CUSIP:   818150302

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: PLEASE NOTE THAT CUMULATIVE VOTING                 ISSUER             NO              N/A                  N/A

APPLIES TO THIS RESOLUTION REGARDING THE ELECTION OF

DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED

FOR THIS MEETING. PLEASE NOTE THAT ONLY A VOTE FOR

THE DIRECTOR WILL BE CUMULATED. PLEASE CONTACT YOUR

CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY

PROPOSAL #1.1: Election of Mordashov Alexey                        ISSUER            YES         AGAINST           AGAINST

Alexandrovich as the Board of Directors of OAO

Severstal

PROPOSAL #1.2: Election of Noskov Mikhail                            ISSUER            YES         AGAINST           AGAINST

Vyacheslavovich as the Board of Directors of OAO

Severstal

PROPOSAL #1.3: Election of Kruchinin Anatoly                       ISSUER            YES         AGAINST           AGAINST

Nikolaevich as the Board of Directors of OAO Severstal

PROPOSAL #1.4: Election of Kuznetsov Sergey                        ISSUER            YES         AGAINST           AGAINST

Alexandrovich as the Board of Directors of OAO

Severstal

PROPOSAL #1.5: Election of Kulichenko Alexey                       ISSUER            YES         AGAINST           AGAINST

Gennadievich as the Board of Directors of OAO

PROPOSAL #1.6: Election of Christopher Richard Nigel         ISSUER            YES             FOR                  FOR

Clark as the Board of Directors of OAO Severstal

PROPOSAL #1.7: Election of Ronald Michael Freeman as         ISSUER            YES             FOR                  FOR

the Board of Directors of OAO Severstal

PROPOSAL #1.8: Election of Peter Kraljic as the Board        ISSUER            YES             FOR                  FOR

 of Directors of OAO Severstal

PROPOSAL #1.9: Election of Martin David Angle as the         ISSUER            YES             FOR                  FOR

Board of Directors of OAO Severstal

PROPOSAL #1.10: Election of Rolf Wilhelm Heinrich              ISSUER            YES             FOR                  FOR

Stomberg as the Board of Directors of OAO Severstal

PROPOSAL #2: Elect (appoint) Mordashov Alexey                     ISSUER            YES             FOR                  FOR

Alexandrovich the General Director of OAO Severstal

for a 3 year period

PROPOSAL #3: Approve the Company's Annual Report,              ISSUER            YES             FOR                  FOR

Annual Accounting Statements including Profit and

Loss Account for 2009

PROPOSAL #4: Approve to disallow the distribution of         ISSUER            YES             FOR                  FOR

profits for 2009 results

PROPOSAL #5.1: Election of Antonov Roman Ivanovich            ISSUER            YES             FOR                  FOR

the Internal Audit Commission of OAO Severstal

PROPOSAL #5.2: Election of Voronchikhin Artem                     ISSUER            YES             FOR                  FOR

Alexandrovich the Internal Audit Commission of OAO

Severstal

PROPOSAL #5.3: Election of Utyugova Irina Leonidovna         ISSUER            YES             FOR                  FOR

the Internal Audit Commission of OAO Severstal

PROPOSAL #6: Approve the ZAO KPMG as the Auditor of          ISSUER            YES             FOR                  FOR

OAO Severstal

PROPOSAL #7: Approve the Board members of OAO                     ISSUER            YES         AGAINST           AGAINST

Severstal recognized independent Directors pursuant

to the Corporate Governance Code of OAO Severstal

starting from 01 JUL 2010 the remunerations shall be

established for the execution of functions of the

Board members of OAO Severstal

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVERSTAL JT STK CO

  TICKER:                  N/A                 CUSIP:   X7803S106

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Board of Directors                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2: Election of sole Executive Body                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the annual report, balance                 ISSUER            YES             FOR                  FOR

sheet, profit and loss statement

PROPOSAL #4: Approve the profit and loss distribution        ISSUER            YES             FOR                  FOR

 and non payment of dividends for the year 2009

PROPOSAL #5: Election of Audit Commission                             ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the External Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the remuneration and                            ISSUER            YES         AGAINST           AGAINST

compensation to be paid to the members of the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD

  TICKER:                  N/A                 CUSIP:   Y76810103

  MEETING DATE:      8/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. Lo Wai Hung as an                        ISSUER            YES             FOR                  FOR

independent Non-Executive Director of the Board of

Directors of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD

  TICKER:                  N/A                 CUSIP:   Y76810103

  MEETING DATE:      10/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company [the Board], to propose an interim dividend

of RMB 0.072 per share to be distributed to all the

shareholders whose names appear on the register of

members of the Company on 09 OCT 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD

  TICKER:                  N/A                 CUSIP:   Y76810103

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the of the Group including

the Company and its subsidiaries  for the YE 31 DEC

PROPOSAL #2: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company  the Board  for the year 31

DEC 2009

PROPOSAL #3: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #4: Approve the Profit Distribution Plan for        ISSUER            YES             FOR                  FOR

 the YE 31 DEC 2009 and the Final Distribution Plan

Company for the YE 31 DEC 2009 and authorize the

Board for the distribution of the final dividends to

the shareholders of the Company for the YE 31 DEC 2009

PROPOSAL #5: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditor of the Company for the YE 31 DEC 2010 and

 authorize the Board to determine his remuneration

PROPOSAL #6.i: Re-elect Mr. Chen Xue Li as a Non-               ISSUER            YES             FOR                  FOR

Executive Director of the Company for another term of

 3 years

PROPOSAL #6.ii: Re-elect Ms. Zhou Shu Hua as a Non-           ISSUER            YES             FOR                  FOR

Executive Director of the Company for another term of

 3 years

PROPOSAL #6.iii: Re-elect Mr. Zhang Hua Wei as a Non-        ISSUER            YES             FOR                  FOR

Executive Director of the Company for another term of

 3 years

PROPOSAL #6.iv: Re-elect Mr. Wang Yi as a Non-                    ISSUER            YES         AGAINST           AGAINST

Executive Director of the Company for another term of

 3 years

PROPOSAL #6.v: Re-elect Mr. Miao Yan Guo as a Non-             ISSUER            YES             FOR                  FOR

Executive Director of the Company for another term of

 3 years

PROPOSAL #6.vi: Re-elect Mr. Wang Zhi Fan as a Non-           ISSUER            YES             FOR                  FOR

Executive Director of the Company for another term of

 3 years

PROPOSAL #6.vii: Re-elect Mr. Wu Chuan Ming as a Non-        ISSUER            YES             FOR                  FOR

Executive Director of the Company for another term of

 3 years

PROPOSAL #6viii: Re-elect Mr. Shi Huan as a Non-                ISSUER            YES             FOR                  FOR

Executive Director of the Company for another term of

 3 years

PROPOSAL #6.ix: Re-elect Mr. Luan Jian Ping as an              ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company for

 another term of 3 years

PROPOSAL #6.x: Re-elect Mr. Li Jia Miao as an                     ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company for

 another term of 3 years

PROPOSAL #7.i: Re-elect Ms. Bi Dong Mei as a                       ISSUER            YES             FOR                  FOR

Supervisor of the Company for another term of 3 years

PROPOSAL #7.ii: Re-elect Mr. Miao Hai Sheng as a                ISSUER            YES             FOR                  FOR

Supervisor of the Company for another term of 3 years

PROPOSAL #8: Authorize the Board to approve the                 ISSUER            YES             FOR                  FOR

remuneration of the Directors and supervisors of the

Company for the YE 31 DEC 2010

PROPOSAL #S.9: Authorize the Directors of the                     ISSUER            YES         AGAINST           AGAINST

Company,  a  subject to Paragraphs  c ,  d and  e

below to allot, issue and deal with non-listed Shares

 and/or H shares severally or jointly  b  the

approval in Paragraph  a  above shall authorize the

Board the Relevant Period to make or grant offers,

agreement and options which would or might require

the exercise of such powers during and after the end

of the Relevant Period;  c  the aggregate nominal

amount of non-listed Shares allotted and issued or

agreed to be allotted and issued  whether pursuant to

 an option or otherwise  by the Board of Directors

pursuant to Paragraphs  a  and  b  above, otherwise

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI ELEC GROUP CO LTD

  TICKER:                  N/A                 CUSIP:   Y76824104

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the contribution of RMB 712              ISSUER            YES             FOR                  FOR

million into Shanghai Electric Power Generation

Equipment Co, Ltd, by Siemens Ltd, China pursuant to

the Capital Increase Agreement dated 03 SEP 2009

PROPOSAL #2.: Approve the procurement of the                       ISSUER            YES             FOR                  FOR

liability insurance for the Directors, Supervisors

and Senior Management of the Company and authorize

the Board to determine any adjustments to the limits

of liability and premiums; and authorize the

Management of the Company to handle issues relating

to the liability insurance on a yearly basis

including but not limited to selection of the

Insurance Company and execution of Insurance Contracts

PROPOSAL #3.: Approve the contribution of JPY 2.7              ISSUER            YES             FOR                  FOR

billion into Akiyama International Corporation by

Shanghai Electric [Group] Corporation pursuant to the

 Capital Injection Agreement dated 23 OCT 2009

PROPOSAL #4.: Approve the Waiver                                            ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the relevant continuing                     ISSUER            YES             FOR                  FOR

connected transactions between the Group and KSB

Aktiengesellschaft and the proposed annual caps

PROPOSAL #6.: Approve the relevant continuing                     ISSUER            YES             FOR                  FOR

connected transactions between the Group and Bosch

Solar Energy AG and the proposed annual caps thereof

PROPOSAL #7.: Approve the relevant continuing                     ISSUER            YES             FOR                  FOR

connected transactions between the Group and Xantrex

Technology Inc. and the proposed annual caps thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI ELECTRIC GROUP CO LTD

  TICKER:                  N/A                 CUSIP:   Y76824104

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report of the Company        ISSUER            YES             FOR                  FOR

 for the YE 31 DEC 2009

PROPOSAL #2: Approve the report of the Board for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee for the YE 31 DEC 2009

PROPOSAL #4: Approve the report of the Auditors, the         ISSUER            YES             FOR                  FOR

audited financial statements and the financial

results of the Company for the YE 31 DEC 2009

PROPOSAL #5: Approve the profit distribution plan of         ISSUER            YES             FOR                  FOR

the Company for the YE 31 DEC 2009

PROPOSAL #6: Re-appointment of Ernst & Young Hua Ming        ISSUER            YES             FOR                  FOR

 as the Company's PRC Auditor and Ernst & Young as

the Company's international Auditor for the FYE 31

DEC 2010, and authorize the Board to determine the

Auditors' remunerations

PROPOSAL #7: Approve the emoluments of the Directors         ISSUER            YES             FOR                  FOR

and Supervisors for the YE 31 DEC 2010 and ratify the

 emoluments paid to the Directors and Supervisors for

 the YE 31 DEC 2009

PROPOSAL #8: Approve to renew the liability insurance        ISSUER            YES             FOR                  FOR

 for the Directors, Supervisors and Senior Management

 of the Company, authorize the Board to determine any

 adjustments to the limits of liability and premiums

and authorize the management of the Company to handle

 issues relating to the liability insurance on a

yearly basis including but not limited to selection

of the insurance company and execution of insurance

PROPOSAL #9: Approve the continuing connected                     ISSUER            YES             FOR                  FOR

transactions contemplated under the framework

purchase agreement between Shanghai Mitsubishi

Elevator Co. Ltd. and MESMEE dated 03 FEB 2010 in

relation to the purchase of certain products from

MESMEE by the Group and the proposed annual caps

PROPOSAL #10.1: Approve the proposed provision of the        ISSUER            YES         AGAINST           AGAINST

 guarantee of maximum limit of RMB11.53 million by

the Company for the loan of Shanghai Heavy Machinery

Plant Company Ltd. in the year 2010

PROPOSAL #10.2: Approve the proposed provision of the        ISSUER            YES         AGAINST           AGAINST

 guarantee of maximum limit of RMB80 million by the

Company for the loan of Shanghai Electric Import &

Export Co., Ltd in the year 2010

PROPOSAL #10.3: Approve the proposed provision of the        ISSUER            YES         AGAINST           AGAINST

 guarantee of maximum limit of RMB10 million by the

Company for the loan of Shanghai Relay Company Ltd

PROPOSAL #10.4: Approve the proposed provision of the        ISSUER            YES         AGAINST           AGAINST

 guarantee of maximum limit of RMB130 million by

Shanghai Mechanical & Electrical Co., Ltd. for the

loan of Shanghai Welding Equipment Company Ltd

PROPOSAL #10.5: Approve the proposed provision of the        ISSUER            YES         AGAINST           AGAINST

 guarantee of maximum limit of RMB300 million by

Shanghai Heavy Machinery Plant Company Limited for

the loan of Shanghai Electric Nuclear Power Equipment

 Company

PROPOSAL #10.6: Approve the proposed provision of the        ISSUER            YES         AGAINST           AGAINST

 guarantee of maximum limit of RMB155 million by

Shanghai Heavy Machinery Plant Company Limited for

the loan of Shanghai No. 1 Machine Tool Works Company

PROPOSAL #10.7: Approve the proposed provision of the        ISSUER            YES         AGAINST           AGAINST

 guarantee of maximum limit of RMB3 million by

Shanghai Heavy Machinery Plant Company Limited for

the loan of Shanghai Environmental Protection

Equipment Engineering Company Ltd

PROPOSAL #10.8: Approve the proposed provision of the        ISSUER            YES         AGAINST           AGAINST

 guarantee of maximum limit of RMB16.6 million by

Shanghai Electric Environmental Protection Investment

 Co., Ltd. for the loan of Shanghai Electric Nantong

Water Treatment Company Ltd

PROPOSAL #10.9: Approve the proposed provision of the        ISSUER            YES         AGAINST           AGAINST

 guarantee of maximum limit of RMB295 million by

Shanghai Boiler Works Ltd. for the loan of Shanghai

Electric Wind Power Equipment Company Ltd

PROPOSAL #10.10: Approve the proposed provision of            ISSUER            YES         AGAINST           AGAINST

the an integrated credit guarantee of maximum limit

of USD 25 million  approximately RMB170.68 million

by Shanghai Boiler Works Company Ltd for Shanghai

Electric Group Shanghai Electric Machinery Co. Ltd

PROPOSAL #10.11: Approve the proposed provision of            ISSUER            YES         AGAINST           AGAINST

the letter of guarantee with total amount of

RMB2561.5 million issued by Shanghai Electric Group

Finance Company Ltd. to financial institutions in

respect of loans to be granted to the Company and the

 subsidiaries of the Company

PROPOSAL #10.12: Approve the proposed provision of            ISSUER            YES         AGAINST           AGAINST

the letter of guarantee with total amount of RMB4.1

million issued by Shanghai Electric Group Finance

Company Ltd. to financial institutions in respect of

loans to be granted to the subsidiaries of Shanghai

Electric (Group) Corporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI INDL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y7683K107

  MEETING DATE:      8/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the sale and                     ISSUER            YES             FOR                  FOR

purchase agreement dated 27 JUL 2009 entered into

between the Company and Shanghai Industrial Financial

 [Holdings] Company Limited [the Sale and Purchase

Agreement, a copy of which has been produced to the

meeting and marked A and signed by the Chairman of

the meeting for the purpose of identification] in

relation to the disposal by the Company of the entire

 issued share capital in and shareholders' loan to

S.I. Technology Production Holdings Limited and the

transactions contemplated thereunder and in

connection therewith and any other ancillary

documents; and authorize the Directors of the Company

 for and on behalf of the Company to sign, seal,

execute, perfect, perform and deliver all such

agreements, instruments, documents and deeds, and do

all such acts, matters and things and take all such

steps as they may in their absolute discretion

consider necessary, desirable or expedient to

implement and/or give effect to the Sale and Purchase

 Agreement and the transactions contemplated

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI INDL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y7683K107

  MEETING DATE:      9/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the sale and                     ISSUER            YES             FOR                  FOR

purchase agreement dated 12 AUG 2009 [the

'Agreement', as specified] entered into between Glory

 Shine Holdings Limited [the 'Vendor'] as vendor and

S.I. Urban Development Holdings Limited [the

'Purchaser'] as purchaser for the sale and purchase

of the Sale Shares and Sale Loans [as specified] and

all transactions contemplated under or referred to in

 the Agreement and any other agreements or documents

in connection therewith; authorize any 1 Director of

the Company, or any 2 Directors of the Company if the

 affixation of the common seal is necessary to

execute all such other documents and agreements and

do all such acts and things as he or they may in his

or their absolute discretion consider to be

necessary, desirable, appropriate or expedient to

implement and/or give effect to the Agreement and the

 transactions contemplated thereunder and all matters

 incidental to, ancillary to or in connection with

the Agreement and/or any further agreement or

document as mentioned in this resolution and/or the

transactions contemplated thereunder and all other

matters incidental thereto, including agreeing and

making any modifications, amendments, waivers,

variations or extensions of the Agreement and/or any

further agreement or document as mentioned in this

resolution and/or the transactions contemplated

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI INDL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y7683K107

  MEETING DATE:      11/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve: and/or ratify the share issue         ISSUER            YES             FOR                  FOR

and asset acquisition agreement dated 15 OCT 2009

entered into among the Company, SIIC Shanghai

Holdings Co, Ltd, and Shanghai Pharmaceutical Co,

Ltd, in relation to the Equity Interests Transfer [as

 defined and described in the circular of the Company

 dated 30 OCT 2009 (the Circular)] upon the terms and

 subject to the conditions therein contained, [the

Share Issue and Asset Acquisition Agreement] and all

transactions contemplated thereunder and in

connection therewith and any other ancillary

documents; the agreement dated 15 OCT 2009 entered

into among Shanghai Pharmaceutical Co, Ltd, Shanghai

Industrial Pharmaceutical Investment Co, Ltd, and

Shanghai Zhongxi Pharmaceutical Co, Ltd, in relation

to the Absorption Merger [as defined and described in

 the Circular] upon the terms and subject to the

conditions therein contained, [the Share Swap Merger

Agreement] and all transactions contemplated

thereunder and in connection therewith and any other

ancillary documents; and the letter of undertaking

issued by the Company to Shanghai Pharmaceutical Co,

Ltd, and Shanghai Industrial Pharmaceutical

Investment Co, Ltd, dated 15 OCT 2009 in relation to

the exercise of the cash option by Shanghai

Industrial YKB Ltd in respect of its entire

shareholding in Shanghai Industrial Pharmaceutical

Investment Co, Ltd, under the Absorption Merger, [the

 Undertaking] and all transactions contemplated

thereunder and in connection therewith and any other

ancillary documents; and authorize the Directors of

the Company, for and on behalf of the Company, to

sign, seal, execute, perfect, perform and deliver all

 such instruments, documents and deeds, and do all

such acts, matters and things and take all such steps

 as they may in their discretion consider necessary,

desirable or expedient to implement and/or to give

effect to the Share Issue and Asset Acquisition

Agreement, the Share Swap Merger Agreement and the

Undertaking as they may in their discretion consider

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI INDL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y7683K107

  MEETING DATE:      1/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the sale and                     ISSUER            YES             FOR                  FOR

purchase agreement dated 08 December 2009 [the 'Feng

Tao Agreement'], a copy of which is produced to the

meeting marked 'A' and initialed by the Chairman of

the meeting for the purpose of identification]

entered into between Glory Shine Holdings Limited as

vendor and S.I. Urban Development Holdings Limited as

 purchaser for the sale and purchase of the Feng Tao

Sale Share and the Feng Tao Sale Loan [as specified]

and all transactions contemplated under or referred

to in the Feng Tao Agreement and any other agreements

 or documents in connection therewith; and authorize

any 1 Director of the Company, or any 1 Director of

the Company and countersigned by the secretary of the

 Company if the affixation of the common seal is

necessary, to execute all such other documents and

agreements and do all such acts and things as he or

they may in his or their absolute discretion consider

 to be necessary, desirable, appropriate or expedient

 to implement and/or give effect to the Feng Tao

Agreement and the transactions contemplated

thereunder and all matters incidental to, ancillary

to or in connection with the Feng Tao Agreement

and/or any further agreement or document as mentioned

 in paragraph (a) of this resolution and/or the

transactions contemplated thereunder and all other

matters incidental thereto, including agreeing and

making any modifications, amendments, waivers,

variations or extensions of the Feng Tao Agreement

and/or any further agreement or document as mentioned

 in paragraph (a) of this resolution and/or the

transactions contemplated thereunder

PROPOSAL #2.: Approve and ratify the sale and                     ISSUER            YES             FOR                  FOR

purchase agreement dated 08 DEC 2009 [the 'Feng Shun

Agreement', a copy of which is produced to the

meeting marked 'C' and initialed by the Chairman of

the meeting for the purpose of identification]

entered into between Glory Shine Holdings Limited as

vendor and S.I. Urban Development Holdings Limited as

 purchaser for the sale and purchase of the Feng Shun

 Sale Share and the Feng Shun Sale Loan [as

specified] and all transactions contemplated under or

 referred to in the Feng Shun Agreement and any other

 agreements or documents in connection therewith; and

 b) authorize any one Director of the Company, or any

 1 Director of the Company and countersigned by the

secretary of the Company if the affixation of the

common seal is necessary, be and is/are hereby

authorized for and on behalf of the Company to

execute all such other documents and agreements and

do all such acts and things as he or they may in his

or their absolute discretion consider to be

necessary, desirable, appropriate or expedient to

implement and/or give effect to the Feng Shun

Agreement and the transactions contemplated

thereunder and all matters incidental to, ancillary

to or in connection with the Feng Shun Agreement

and/or any further agreement or document as mentioned

 in paragraph (a) of this resolution and/or the

transactions contemplated thereunder and all other

matters incidental thereto, including agreeing and

making any modifications, amendments, waivers,

variations or extensions of the Feng Shun Agreement

and/or any further agreement or document as mentioned

 in paragraph (a) of this resolution and/or the

PROPOSAL #3.: Approve and ratify the sale and                     ISSUER            YES             FOR                  FOR

purchase agreement dated 08 DEC 2009 [the 'Shen-Yu

Agreement', a copy of which is produced to the

meeting marked 'D' and initialed by the Chairman of

the meeting for the purpose of identification]

entered into between S.I. Infrastructure Holdings

Limited as purchaser, SIIC CM Development Limited as

Vendor and Shanghai Industrial Investment [Holdings]

Company Limited as guarantor for the sale and

purchase of the Shen-Yu Sale Share and the 3 Shen-Yu

Sale Loan [as specified] and all transactions

contemplated under or referred to in the Shen-Yu

Agreement and any other agreements or documents in

connection therewith; and b) authorize the Director

of the Company, or any 1 Director of the Company and

countersigned by the secretary of the Company if the

affixation of the common seal is necessary, to

execute all such other documents and agreements and

do all such acts and things as he or they may in his

or their absolute discretion consider to be

necessary, desirable, appropriate or expedient to

implement and/or give effect to the Shen-Yu Agreement

 and the transactions contemplated thereunder and all

 matters incidental to, ancillary to or in connection

 with the Shen-Yu Agreement and/or any further

agreement or document as mentioned in paragraph (a)

of this resolution and/or the transactions

contemplated thereunder and all other matters

incidental thereto, including agreeing and making any

 modifications, amendments, waivers, variations or

extensions of the Shen-Yu Agreement and/or any

further agreement or document as mentioned in

paragraph (a) of this resolution and/or the

PROPOSAL #4.: Elect Mr. Qian Yi as an Executive                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI INDUSTRIAL HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y7683K107

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited consolidated financial        ISSUER            YES             FOR                  FOR

 statements of the Company for the YE 31 Dec 2009

together with the reports of the Directors and the

Auditor thereon

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Re-election of Mr. Qian Shi Zheng as a        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #3.B: Re-election of Dr. Lo Ka Shui as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.C: Re-election of Prof. Woo Chia-Wei as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.D: Authorize the Board to fix the                     ISSUER            YES             FOR                  FOR

Directors' remuneration

PROPOSAL #4: Re-appointment of Messrs. Deloitte                 ISSUER            YES             FOR                  FOR

Touche Tohmatsu as the Auditor and authorize the

Board of Directors to fix Auditor's remuneration

PROPOSAL #5: Authorize the Directors to give a                   ISSUER            YES             FOR                  FOR

general mandate to repurchase shares not exceeding

10% of the issued share capital

PROPOSAL #6: Authorize the Directors to give a                   ISSUER            YES             FOR                  FOR

general mandate to allot, issue and deal with

additional shares not exceeding 20% of the issued

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to issue shares by the

number of shares repurchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI LUJIAZUI FIN & TRADE ZONE DEV LTD

  TICKER:                  N/A                 CUSIP:   Y7686Q119

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Receive the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Receive the 2009 financial resolution            ISSUER            YES             FOR                  FOR

report

PROPOSAL #4: Approve the 2009 Profit Distribution              ISSUER            YES             FOR                  FOR

Plan are as follows: 1) cash dividend/10 shares (tax

included): CNY 1.4500 2) bonus issue from profit

(share/10 shares): none 3) bonus issue from capital

reserve (share/10 shares): none

PROPOSAL #5: Approve the 2010 financial budget report        ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the 2010 land reserve budget               ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the 2010 remuneration for the            ISSUER            YES             FOR                  FOR

Management

PROPOSAL #8: Approve the 2010 total amount control of        ISSUER            YES             FOR                  FOR

 financing

PROPOSAL #9: Approve the Management system on                     ISSUER            YES         AGAINST           AGAINST

employee's bonus and benefits fund

PROPOSAL #10: Appointment of the 2010 Audit firm                ISSUER            YES             FOR                  FOR

PROPOSAL #11: Election of Mao Deming as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #12: Election of Liu Jun as a Supervisor               ISSUER            YES             FOR                  FOR

PROPOSAL #13: Amend the Company's Articles of                     ISSUER            YES             FOR                  FOR

Association and authorization to the Board for the

investment decision-making

PROPOSAL #14: Approve the Company's eligibility for          ISSUER            YES             FOR                  FOR

Corporate bond issue

PROPOSAL #15: Approve the Company's Corporate bond            ISSUER            YES             FOR                  FOR

issue

PROPOSAL #16: Approve the acquisition of real estate         ISSUER            YES             FOR                  FOR

equity assets from a Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI ZHENHUA HEAVY INDUSTRY CO.,LTD

  TICKER:                  N/A                 CUSIP:   Y7699F100

  MEETING DATE:      12/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Kang Xuezeng as a Director             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI ZHENHUA HEAVY INDUSTRY CO.,LTD

  TICKER:                  N/A                 CUSIP:   Y7699F100

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Receive the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Receive the 2009 work report of the                ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #4: Receive the 2009 work report of the                ISSUER            YES             FOR                  FOR

President

PROPOSAL #5: Receive the 2009 annual report and its          ISSUER            YES             FOR                  FOR

abstract

PROPOSAL #6: Receive the 2009 financial report                    ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the 2009 profit distribution              ISSUER            YES             FOR                  FOR

plan, the detailed profir distribution plan is as

follows: 1  cash dividend/10 shares  tax included :

CNY 0.0000; 2 bonus issue from profit  share/10

shares : none; 3  bonus issue from capital reserve

share/10 shares : none

PROPOSAL #8: Approve to change the Company's English         ISSUER            YES             FOR                  FOR

name

PROPOSAL #9: Approve to increase of the Company's              ISSUER            YES             FOR                  FOR

business scope

PROPOSAL #10: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

PROPOSAL #11: Approve the issuance of medium-term              ISSUER            YES             FOR                  FOR

notes

PROPOSAL #12: Re-appoint 2010 domestic audit firm               ISSUER            YES             FOR                  FOR

PROPOSAL #13: Approve to increase 2010 bank                        ISSUER            YES         AGAINST           AGAINST

integrated credit line

PROPOSAL #14: Approve the framework agreement on                ISSUER            YES             FOR                  FOR

continuing connected transactions to be signed with a

 Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIMAO PROPERTY HOLDINGS LIMITED

  TICKER:                  N/A                 CUSIP:   G81043104

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements together with the

reports of the Directors and the Auditor of the

Company for the YE 31 DEC 2009

PROPOSAL #2: Declare the final dividend for the YE 31        ISSUER            YES             FOR                  FOR

 DEC 2009

PROPOSAL #3.I: Re-elect Mr. Liu Sai Fei as an                     ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #3.II: Re-elect Mr. Hui Wing Mau as an                 ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #3.III: Re-elect Mr. Ip Wai Shing, Andy as          ISSUER            YES             FOR                  FOR

an Executive Director of the Company

PROPOSAL #3.IV: Re-elect Mr. Lu Hong Bing as an                 ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #3.V: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of Directors

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditor of the Company and authorize the Board of

Directors of the Company to fix their remuneration

PROPOSAL #5: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to issue shares in the Company

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to repurchase shares in the Company

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors of the Company to issue

shares by adding the number of shares repurchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIN KONG FINL HLDG CO LTD

  TICKER:                  N/A                 CUSIP:   Y7753X104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The promotion of relative laws and              ISSUER             NO              N/A                  N/A

regulations governing the shareholders who intends to

 possess more than the designated rate of total

voting shares of the same company

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting  deficit of year 2009

PROPOSAL #B.3: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINHAN FINANCIAL GROUP

  TICKER:                  SHG                 CUSIP:   824596100

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF FINANCIAL STATEMENTS                   ISSUER            YES             FOR                  FOR

(BALANCE SHEETS, INCOME STATEMENTS AND STATEMENTS OF

APPROPRIATION OF RETAINED EARNINGS) FOR THE FISCAL

YEAR 2009 (JANUARY 1, 2009~ DECEMBER 31, 2009)

PROPOSAL #02: APPROVAL OF REVISION TO ARTICLES OF              ISSUER            YES             FOR                  FOR

INCORPORATION

PROPOSAL #03: APPROVAL OF DIRECTOR REMUNERATION LIMIT        ISSUER            YES             FOR                  FOR

PROPOSAL #4A: APPOINTMENT OF DIRECTOR: EUNG CHAN RA           ISSUER            YES             FOR                  FOR

PROPOSAL #4B: APPOINTMENT OF DIRECTOR: SHEE YUL RYOO         ISSUER            YES             FOR                  FOR

PROPOSAL #4C: APPOINTMENT OF DIRECTOR: BYUNG-IL KIM           ISSUER            YES             FOR                  FOR

PROPOSAL #4D: APPOINTMENT OF DIRECTOR: YO KOO KIM               ISSUER            YES             FOR                  FOR

PROPOSAL #4E: APPOINTMENT OF DIRECTOR: HUI MOOK KIM           ISSUER            YES             FOR                  FOR

PROPOSAL #4F: APPOINTMENT OF DIRECTOR: KE SUP YUN               ISSUER            YES             FOR                  FOR

PROPOSAL #4G: APPOINTMENT OF DIRECTOR: SUNG BIN CHUN         ISSUER            YES             FOR                  FOR

PROPOSAL #4H: APPOINTMENT OF DIRECTOR: HAENG NAM CHUNG      ISSUER            YES             FOR                  FOR

PROPOSAL #4I: APPOINTMENT OF DIRECTOR: YOJI HIRAKAWA         ISSUER            YES             FOR                  FOR

PROPOSAL #4J: APPOINTMENT OF DIRECTOR: PHILIPPE                 ISSUER            YES             FOR                  FOR

AGUIGNIER

PROPOSAL #5A: APPOINTMENT OF AUDIT COMMITTEE MEMBER:         ISSUER            YES             FOR                  FOR

YO KOO KIM

PROPOSAL #5B: APPOINTMENT OF AUDIT COMMITTEE MEMBER:         ISSUER            YES             FOR                  FOR

KE SUP YUN

PROPOSAL #5C: APPOINTMENT OF AUDIT COMMITTEE MEMBER:         ISSUER            YES             FOR                  FOR

SUNG BIN CHUN

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINHAN FINANCIAL GROUP CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y7749X101

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4.1: Election of Eung Chan Ra as an inside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.2: Election of Si Yeol Ryu as a Non-                ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #4.3: Election of Byung Il Kim as an outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #4.4: Election of Yo Gu Kim as an outside            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.5: Election of Whi Mook Kim as an outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #4.6: Election of Gae Sub Yoon as an outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #4.7: Election of Sung Bin Jeon as an                   ISSUER            YES             FOR                  FOR

outside Director

PROPOSAL #4.8: Election of Hang Nam Jung as an                   ISSUER            YES             FOR                  FOR

outside Director

PROPOSAL #4.9: Election of Hirakawayoji as an outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #4.10: Election of Philippe Aguignier as an         ISSUER            YES             FOR                  FOR

outside Director

PROPOSAL #5.1: Election of Yo Gu Kim as an Audit                ISSUER            YES             FOR                  FOR

Committee Member who is also an outside

PROPOSAL #5.2: Election of Gae Sub Yoon as an Audit          ISSUER            YES             FOR                  FOR

Committee Member who is also an outside

PROPOSAL #5.3: Election of Sung Bin Jeon as an Audit         ISSUER            YES             FOR                  FOR

Committee Member who is also an outside

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINSEGAE CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y77538109

  MEETING DATE:      3/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoitment of Messrs. Yong Jin, Chung,          ISSUER            YES             FOR                  FOR

Kun Hyun, park, Byung Ryul, Choi and Young Ho, Moon

as the Directors

PROPOSAL #4: Appointment of Young Ho, Moon as an                ISSUER            YES             FOR                  FOR

Outside Director to be a Member of the Audit Committee

PROPOSAL #5: Approve the remuneration for a Director         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHOPRITE HOLDINGS LTD (SHP)

  TICKER:                  N/A                 CUSIP:   S76263102

  MEETING DATE:      10/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive the financial statements and          ISSUER            YES             FOR                  FOR

statutory reports for the YE 30 JUN 2009

PROPOSAL #O.2: Approve the Non-Executive Director              ISSUER            YES             FOR                  FOR

fees for the YE 30 JUN 2009

PROPOSAL #O.3: Re-appoint PricewaterhouseCoopers as          ISSUER            YES             FOR                  FOR

the Auditors and authorize the Audit and Risk

Committee to determine their remuneration

PROPOSAL #O.4: Approve the final dividend of 130                ISSUER            YES             FOR                  FOR

cents per ordinary share

PROPOSAL #O.5: Re-elect J.F. Malherbe as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #O.6: Re-elect E.L. Nel as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #O.7: Re-elect A.E. Karp as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.8: Re-elect J.G. Rademeyer as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #O.9: Approve to place authorized but                   ISSUER            YES             FOR                  FOR

unissued shares under control of the Directors

PROPOSAL #O.10: Authorize the Board to issue shares          ISSUER            YES             FOR                  FOR

for cash up to a maximum of 5% of issued share capital

PROPOSAL #S.1: Grant authority for the repurchase of         ISSUER            YES             FOR                  FOR

up to 5% of issued share capital

PROPOSAL #S.2: Approve the Directed Share Repurchase         ISSUER            YES             FOR                  FOR

Program from Shoprite Checkers [Pty] Ltd and Shoprite

 Holdings Ltd Share Incentive Trust

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHUI ON LAND LTD

  TICKER:                  N/A                 CUSIP:   G81151113

  MEETING DATE:      8/26/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Supplemental              ISSUER            YES             FOR                  FOR

Agreement [as specified in the circular to

shareholders of the Company dated 07 AUG 2009 and a

copy of which has been produced to this meeting

marked A and initialled by the chairman of this

meeting for the purpose of identification] and the

continuing connected transactions contemplated

thereunder; and the revised and the new Annual Caps

[as specified in the above mentioned circular] for

the 3 FYE 31 DEC 2011; and authorize the Directors of

 the Company [Director[s]] to do all such further

acts and things and execute such further documents

and take all steps which in his/their opinion may be

necessary, desirable or expedient to implement and/or

 give effect to the Supplemental Agreement and all

other transactions contemplated thereunder with any

changes as such Director[s] may consider necessary,

desirable or expedient

PROPOSAL #2.: Authorize the Directors, subject to              ISSUER            YES         AGAINST           AGAINST

Paragraph [c] of this Resolution, during the Relevant

 Period [as specified] and after the end of the

Relevant Period of all the powers of the Company to

allot, issue and deal with additional shares of the

Company [the Shares] or securities convertible into

Shares, or options, warrants or similar rights to

subscribe for any Shares, and to make or grant

offers, agreements and options which might require

the exercise of such powers; the aggregate nominal

amount of share capital of the Company allotted or

agreed conditionally or unconditionally to be

allotted [whether pursuant to an option otherwise]

and issued by the Directors pursuant to the approval

given in Paragraph [a] of this Resolution, otherwise

than pursuant to: i] a Rights Issue [as specified];

or ii] the exercise of the rights of subscription or

conversion attaching to any warrants issued by the

Company or any securities which are convertible into

Shares; or iii] the exercise of any options granted

under any share option scheme adopted by the Company

or similar arrangement for the time being adopted for

 the grant or issue to the officers and/or employees

of the Company and/or any of its subsidiaries of

option to subscribe for, or rights to acquire Shares;

 or iv] any scrip dividend or similar arrangement

providing for the allotment of Shares in lieu of the

whole or part of a dividend on Shares in accordance

with the Articles of Association of the Company from

time to time, shall not exceed 20% of the aggregate

nominal amount of the share capital of the Company in

 issue at the date of passing this Resolution and the

 said approval shall be limited accordingly; and

subject to the passing of each of the paragraphs

above, any prior approvals of the kind referred to in

 paragraphs of this resolution which had been granted

 to the Directors and which are still in effect be

and are hereby revoked;[Authority expires the earlier

 of the conclusion of the next AGM of the Company or

the expiration of the period within which the next

AGM of the Company is required by the Articles of

Association of the Company or any applicable laws of

the Cayman Islands or other relevant jurisdiction to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHUI ON LD LTD

  TICKER:                  N/A                 CUSIP:   G81151113

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the financial                 ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and

auditor for the YE 31 DEC 2009

PROPOSAL #2: Declare the final dividend  with scrip          ISSUER            YES             FOR                  FOR

option  for the YE 31 DEC 2009

PROPOSAL #3.a: Re-election of Mr. Daniel Y. K. Wan as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.b: Re-election of The Honourable Leung            ISSUER            YES             FOR                  FOR

Chun Ying as a Director

PROPOSAL #3.c: Re-election of Dr. William K. L. Fung         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.d: Re-election of Professor Gary C.                 ISSUER            YES             FOR                  FOR

Biddle as a Director

PROPOSAL #3.e: Re-election of Mr. David J. Shaw as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.f: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4: Re-appoint the Auditor and authorize the        ISSUER            YES             FOR                  FOR

 Board of Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors to issue and          ISSUER            YES             FOR                  FOR

allot additional shares of the Company not exceeding

20% of the aggregate nominal amount of the issued

share capital of the Company at the date of passing

this resolution

PROPOSAL #5.B: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares of the Company not exceeding 10% of the

aggregate nominal amount of the issued share capital

of the Company at the date of passing this resolution

PROPOSAL #5.C: Authorize the Directors to issue                 ISSUER            YES             FOR                  FOR

shares under Resolution No. 5(A) by the number of

shares repurchased under Resolution No. 5(B)

PROPOSAL #S.6: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIAM CEMENT PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y7866P147

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the minutes of AGM of                          ISSUER            YES             FOR                  FOR

shareholders for the year 2009  16th  held on

Wednesday, 25 MAR 2009

PROPOSAL #2: Acknowledge the Company's annual report         ISSUER            YES             FOR                  FOR

for the year 2009

PROPOSAL #3: Adopt the balance sheet and profit and          ISSUER            YES             FOR                  FOR

loss statements for the YE 31 DEC 2009

PROPOSAL #4: Approve the allocation of profit for the        ISSUER            YES             FOR                  FOR

 year 2009

PROPOSAL #5.1: Elect Mr. Chirayu Isarangkun                        ISSUER            YES             FOR                  FOR

Naayuthaya as a Director to replace the person

PROPOSAL #5.2: Elect Air Chief Marshal Kamthon                   ISSUER            YES             FOR                  FOR

Sindhvananda as a Director to replace the

PROPOSAL #5.3: Elect Mr. Tarrin Nimmanahaeminda as a         ISSUER            YES             FOR                  FOR

Director to replace the person who is

PROPOSAL #5.4: Elect Mr. Pramon Sutivong as a                     ISSUER            YES             FOR                  FOR

Director to replace the person who is due to

PROPOSAL #6.1: Appoint the Auditors for the Siam                ISSUER            YES             FOR                  FOR

Cement Public Company Limited for the year

PROPOSAL #6.2: Approve the Auditor fee for the                   ISSUER            YES             FOR                  FOR

Company's financial statements for the year 2010 of

BAHT 248,000, the Auditor fee for the year 2009 was

baht 240,000

PROPOSAL #7.1: Acknowledge the remuneration of the            ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #7.2: Acknowledge the remuneration of the            ISSUER            YES             FOR                  FOR

Sub-Committees

PROPOSAL #8: Other businesses  if any                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIEMENS LTD

  TICKER:                  N/A                 CUSIP:   Y7934G137

  MEETING DATE:      1/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive, approve and adopt the audited          ISSUER            YES             FOR                  FOR

profit and loss account for the YE 30 SEP 2009, the

balance sheet as at that date together with the

reports of the Directors and the Auditors thereon

PROPOSAL #2: Declare a dividend on equity shares                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-appoint Mr. Joe Kaeser as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #4: Re-appoint Mr. Vijay V. Paranjape as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5: Re-appoint Mr. Narendra J. Jhaveri as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6: Appoint, Messrs S. R. Batliboi &                     ISSUER            YES             FOR                  FOR

Associates, Chartered Accountants as the

PROPOSAL #S.7: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 309 and other applicable provisions if

 any, of the Companies Act, 1956 and the Article 113

of the Articles of Association of the Company such

sum by way of commission not exceeding in the

aggregate 1% per annum or such other percentage as

may be specified by the Companies Act, 1956 from time

 to time in this regard of the net profits of the

Company computed in the manner referred to in Section

 309(5) of the Companies Act, 1956 be paid for each

of the 5 financial years of the Company commencing

from 01 OCT 2009 to those Directors of the Company

other than the Managing Director, Executive Director

and the whole-time Directors as may be determined by

the Board of Directors of the Company from time-to-

PROPOSAL #8: Authorize the Company, pursuant to the          ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309, 310 read with

Schedule XIII and other applicable provisions, if

any, of the Companies Act, 1956 and subject to the

approval of the Central Government, if required, to

the revision in remuneration payable to Dr. Armin

Bruck, Managing Director with effect from 01 JAN 2010

 as specified

PROPOSAL #9: Authorize the Company, pursuant to the          ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309, 310 read with

Schedule XIII and other applicable provisions, if

any, of the Companies Act, 1956 and subject to the

approval of the Central Government, if required, to

the revision in remuneration payable to Mr. Sunil

Mathur, Executive Director with effect from 01 JAN

2010 as specified

PROPOSAL #10: Authorize the Company, pursuant to the         ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309, 310 read with

Schedule XIII and other applicable provisions, if

any, of the Companies Act, 1956 and subject to the

approval of the Central Government, if required, to

the revision in remuneration payable to Mr. Vijay V.

Paranjape, Whole-time Director with effect from 01

JAN 2010 as specified

PROPOSAL #11: Authorize the Company, pursuant to the         ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309, 310 read with

Schedule XIII and other applicable provisions, if

any, of the Companies Act, 1956 for the 1-time

special payment of INR 5,000,000 to Mr. Vilas B.

Parulekar, who ceased to be the whole time Director

and as a Director of the Company with effect from 01

PROPOSAL #S.12: Authorize the Board, in accordance            ISSUER            YES             FOR                  FOR

with the provisions contained in the Memorandum and

Articles of Association of the Company and the

applicable provisions of the Companies Act, 1956

(hereinafter referred to as the Act) and subject to

compliance, if required, of the provisions contained

in the Securities and Exchange Board of India

(Employee Stock Option Scheme and Employee Stock

Purchase Scheme) Guidelines, 1999, (if

applicable)(hereinafter referred to as the SEBI ESOP

Guidelines) (including any statutory modification(s)

or re-enactment of the Act or SEBI ESOP Guidelines,

for the time being in force), and all other

regulations I guidelines prescribed by any other

relevant authority, from time to time to the extent

applicable, and subject to such other approvals,

permissions or sanctions as may be necessary, and

subject to such conditions and modifications as may

be prescribed or imposed while granting such

approvals, permissions CONTD.

PROPOSAL #S.13: Authorize the Board, in accordance            ISSUER            YES             FOR                  FOR

with the provisions contained in the Memorandum and

Articles of Association and the applicable provisions

 of the Companies Act, 1956 (hereinafter referred to

as the Act) and subject to compliance, if required,

of the provisions contained in the Securities and

Exchange Board of India (Employee Stock Option Scheme

 and Employee Stock Purchase Scheme) Guidelines,

1999, (if applicable) (hereinafter referred to as the

 SEBI ESOP Guidelines) (including any statutory

modifications or re-enactments of the Act or the SEBI

 ESOP Guidelines, for the time being in force) and

all other regulations/guidelines prescribed by any

other relevant authority, from time to time, to the

extent applicable, and subject to such other

approvals, permissions and sanctions as may be

necessary, and subject to such conditions and

modifications as may be prescribed or imposed while

granting such approvals, permissions CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIEMENS LTD

  TICKER:                  N/A                 CUSIP:   Y7934G137

  MEETING DATE:      1/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without                                 ISSUER            YES             FOR                  FOR

modification(s), the proposed arrangement embodied in

 the scheme of amalgamation of Siemens Healthcare

Diagnostics Limited with Siemens Limited and their

respective shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SILICONWARE PRECISION INDS LTD

  TICKER:                  N/A                 CUSIP:   Y7934R109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The proposal of merger with the                   ISSUER             NO              N/A                  N/A

subsidiaries

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.58 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SILICONWARE PRECISION INDUSTRIES CO LTD.

  TICKER:                  SPIL               CUSIP:   827084864

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #2A: ADOPTION BY THE MEETING OF FY 2009                ISSUER            YES             FOR                  FOR

BUSINESS REPORT AND FINANCIAL STATEMENTS

PROPOSAL #2B: ADOPTION BY THE MEETING OF FY 2009                ISSUER            YES             FOR                  FOR

PROFIT DISTRIBUTION PLAN

PROPOSAL #3A: TO AMEND THE COMPANY'S ARTICLES OF                ISSUER            YES             FOR                  FOR

INCORPORATION

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIME DARBY BHD

  TICKER:                  N/A                 CUSIP:   Y7962G108

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the YE 30 JUN 2009 together with the

reports of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final single tier dividend of        ISSUER            YES             FOR                  FOR

 15.3 sen per share for the YE 30 JUN 2009

PROPOSAL #3.: Approve the annual remuneration for the        ISSUER            YES             FOR                  FOR

 Non-Executive Directors at an amount not exceeding

MYR 4,500,000 in aggregate

PROPOSAL #4.: Re-appoint, pursuant to Section 129(6)         ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Tun Musa Hitam as a

Director of the Company, to hold office until the

conclusion of the next AGM

PROPOSAL #5.: Re-appoint, pursuant to Section 129(6)         ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Tun Ahmad Sarji Abdul

Hamid as a Director of the Company to hold office

until the conclusion of the next AGM

PROPOSAL #6.: Re-appoint, pursuant to Section 129(6)         ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Dr. Arifin Mohamad

Siregar as a Director of the Company to hold office

until the conclusion of the next AGM

PROPOSAL #7.: Re-appoint, pursuant to Section 129(6)         ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Dato' Sri Mohamed

Sulaiman as a Director of the Company to hold office

until the conclusion of the next AGM

PROPOSAL #8.: Re-appoint, pursuant to Section 129(6)         ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Dato' Dr. Abdul Halim

Ismail as a Director of the Company to hold office

until the conclusion of the next AGM

PROPOSAL #9.: Elect Tan Sri Samsudin Osman as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 104

of the Company's Articles of Association

PROPOSAL #10.: Re-elect Raja Tan Sri Dato' Seri                 ISSUER            YES             FOR                  FOR

Arshad Raja Tun Uda as a Director, who retire by

rotation in accordance with Article 99 of the

Company's Articles of Association

PROPOSAL #11.: Re-elect Dato' Henry Sackville Barlow         ISSUER            YES             FOR                  FOR

as a Director, who retire by rotation in accordance

with Article 99 of the Company's Articles of

Association

PROPOSAL #12.: Re-elect Dato' Seri Ahmad Zubair @              ISSUER            YES             FOR                  FOR

Ahmad Zubir Haji Murshid as a Director, who retire by

 rotation in accordance with Article 99 of the

Company's Articles of Association

PROPOSAL #13.: Re-appoint PricewaterhouseCoopers as          ISSUER            YES             FOR                  FOR

the Auditors of the Company for the ensuing FY, and

authorize the Directors to fix their remuneration

PROPOSAL #14.: Authorize the Directors, subject                 ISSUER            YES             FOR                  FOR

always to the Companies Act, 1965 (Act), the Articles

 of Association of the Company, other applicable

laws, guidelines, rules and regulations, and the

approvals of the relevant governmental/ regulatory

authorities, pursuant to Section 132D of the Act, to

allot and issue shares in the Company at any time

until the conclusion of the next AGM and upon such

terms and conditions and for such purposes as the

Directors may, in their absolute discretion deem fit,

 provided that the aggregate number of shares to be

issued does not exceed ten percent (10%) of the

issued share capital of the Company for the time being

PROPOSAL #15.: Authorize the Directors, subject                 ISSUER            YES             FOR                  FOR

always to the Companies Act, 1965 [Act], the Articles

 of Association of the Company, other applicable

laws, guidelines, rules and regulations, and the

approvals of the relevant governmental/ regulatory

authorities, to purchase such amount of ordinary

shares of MYR 0.50 each in the Company [Proposed

Share Buy-Back] as may be determined by the Directors

 of the Company from time to time through Bursa

Malaysia Securities Berhad upon such terms and

conditions as the Directors may deem fit and

expedient in the interests of the Company provided

that: the aggregate number of ordinary shares which

may be purchased and/or held by the Company as

treasury shares shall not exceed 10% of the issued

and paid-up ordinary share capital of the Company at

the time of purchase and the maximum funds to be

allocated by the Company for the purpose of

purchasing its own shares shall not exceed the total

retained profits and share premium of the Company at

the time of purchase; upon completion of the purchase

 by the Company of its own shares, to deal with the

shares so purchased in their absolute discretion in

the specified manner: to retain the ordinary shares

in the Company so purchased by the Company as

treasury shares; and/or, to cancel them; and/or, to

resell them; and/or, to distribute them as share

dividends; and/or in any other manner as prescribed

by the Act, rules, regulations and orders made

pursuant to the Act and the Main Market Listing

Requirements of Bursa Malaysia Securities Berhad and

any other relevant authority for the time being in

force; such authority conferred by this resolution

shall commence upon the passing of this resolution

and shall continue to be in force until and authorize

 the Directors of the Company or any of them to take

all such steps as are necessary or expedient to

implement, finalize and give full effect to the

Proposed Share Buy-Back with full powers to assent to

 any conditions, modifications, variations and/or

amendments as may be imposed by the relevant

authorities; [Authority expires the earlier of the

PROPOSAL #16.: Authorize the Company and/or its                 ISSUER            YES             FOR                  FOR

Subsidiary Companies, subject always to the Companies

 Act, 1965 (Act), the Articles of Association of the

Company, other applicable laws, guidelines, rules and

 regulations, and the approvals of the relevant

governmental/ regulatory authorities, to enter into

all arrangements and/or transactions involving the

interests of the Related Parties as specified in

Section 2.2 as specified, provided that such

arrangements and/or transactions are: recurrent

transactions of a revenue or trading nature;

necessary for the day-to-day operations; carried out

in the ordinary course of business on normal

commercial terms which are not more favorable to the

Related Parties than those generally available to the

 public; and not detrimental to the minority

shareholders of the Company [the Mandate] and the

Mandate, shall continue in force until: [Authority

expires the earlier of the conclusion of the next AGM

 of the Company at which time the Mandate will lapse,

 unless by an ordinary resolution passed at that

meeting, the Mandate is renewed or the expiry of the

period within which the next AGM is required to be

held pursuant to Section 143(1) of the Companies Act,

 1965 [but shall not extend to such extensions as may

 be allowed pursuant to Section 143(1) of the Act,

[but shall not extend to such extensions as may be

allowed pursuant to Section 143(2) of the Act]]; and

authorize the Directors of the Company to complete

and do all such acts and things [including executing

all such documents as may be required] as they may

consider expedient or necessary to give effect to the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIMPLO TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y7987E104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the revision to         ISSUER             NO              N/A                  N/A

the rules of the Board meetings

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: cash dividend: TWD 5 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings as follows: proposed stock

dividend: 100 for 1,000 shares held

PROPOSAL #B.4: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Amend the procedures of asset                       ISSUER            YES             FOR                  FOR

acquisition or disposal

PROPOSAL #B.6: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

PROPOSAL #B.7: Amend the procedures of endorsement            ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOFERT HOLDINGS LTD, HAMILTON

  TICKER:                  N/A                 CUSIP:   G8403G103

  MEETING DATE:      3/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Ratify and approve the MOUs  as                       ISSUER            YES             FOR                  FOR

specified  and the execution thereof and

implementation of all transactions there under; the

proposed maximum aggregate annual values of the

transactions under the MOUs as specified; and

authorize the Directors of the Company to sign,

execute, perfect and deliver all such documents and

do all such deeds, acts, matters and things as they

may in their absolute discretion consider necessary

or desirable for the purpose of or in connection with

 the implementation of the MOUs and all transactions

and other matters contemplated there under or

ancillary thereto, to waive compliance from and/or

agree to any amendment or supplement to any of the

provisions of the MOUs which in their opinion is not

of a material nature and to effect or implement any

other matters referred to in this resolution

PROPOSAL #2: Ratify and approve the Sales Contract           ISSUER            YES             FOR                  FOR

as specified  and the execution thereof and

implementation of all transactions there under; and

authorize the Directors of the Company to sign,

execute, perfect and deliver all such documents and

do all such deeds, acts, matters and things as they

may in their absolute discretion consider necessary

or desirable for the purpose of or in connection with

 the implementation of the Sales Contract and all

transactions and other matters contemplated there

under or ancillary thereto, to waive compliance from

and/or agree to any amendment or supplement to any of

 the provisions of the Sales Contract which in their

opinion is not of a material nature and to effect or

implement any other matters referred to in this

resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOFERT HOLDINGS LTD, HAMILTON

  TICKER:                  N/A                 CUSIP:   G8403G103

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt  the audited                        ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

the reports of the Directors and the Auditors of the

Company for the YE 31 DEC 2009

PROPOSAL #2.a: Re-elect Mr. Liu De Shu as a Non-                ISSUER            YES             FOR                  FOR

executive Director of the Company

PROPOSAL #2.b: Re-elect Mr. Du Ke Ping as an                       ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.c: Re-elect Mr. Ko Ming Tung, Edward as          ISSUER            YES             FOR                  FOR

an Independent Non-executive Director of the Company

PROPOSAL #2.d: Re-elect Mr. Tang Tin Sek as an                   ISSUER            YES             FOR                  FOR

Independent Non-executive Director of the Company

PROPOSAL #3: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to fix the remuneration for all Directors

PROPOSAL #4: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditors of the Company and to authorize the

Board of Directors of the Company to fix their

PROPOSAL #5: Authorize the Directors a general                   ISSUER            YES             FOR                  FOR

mandate to allot, issue and deal with ordinary shares

 of the Company

PROPOSAL #6: Authorize the Directors a general                   ISSUER            YES             FOR                  FOR

mandate to repurchase ordinary shares of the Company

PROPOSAL #7: Authorize the directors to allot, issue         ISSUER            YES             FOR                  FOR

and deal with ordinary shares of the Company by the

number of ordinary shares repurchased

PROPOSAL #S.8: Approve the proposed amendments to the        ISSUER            YES         AGAINST           AGAINST

 bye-laws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINO-OCEAN LAND HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y8002N103

  MEETING DATE:      1/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the Sale and Purchase        ISSUER            YES             FOR                  FOR

 Agreement  the Agreement  dated 09 DEC 2009 entered

into between Sound Plan Group Limited  as Vendor  and

 the Company  as Purchaser  in relation to the sale

and purchase of the entire issued share capital of

the Sky Charter Development Limited at a

consideration of RMB 50,000,000, as specified; the

transactions contemplated under the Agreement; and

authorize any one Director of the Company to do such

acts and things, to sign and execute such other

documents and to take such steps as he in his

discretion consider necessary, appropriate, desirable

 or expedient to carry out or give effect to or

otherwise in connection with or in relation to the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINO-OCEAN LAND HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y8002N103

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the audited                     ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors and the Auditors for the FYE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.a: Election of Ms. Liu Hui as a Non-                ISSUER            YES             FOR                  FOR

Executive Director and authorize the Board

PROPOSAL #3.b: Election of Mr. Wang Xiaodong as a              ISSUER            YES             FOR                  FOR

Non-Executive Director and authorize the

PROPOSAL #3.c: Election of Mr. Wang Xiaoguang as a            ISSUER            YES             FOR                  FOR

Executive Director and authorize the

PROPOSAL #3.d: Election of Mr. Chen Runfu as a                   ISSUER            YES             FOR                  FOR

Executive Director and authorize the Board of

PROPOSAL #3.e: Election of Mr. Han Xiaojing as an              ISSUER            YES             FOR                  FOR

Independent Non-Executive Director and

PROPOSAL #3.f: To re-elect Mr. Zhao Kang as an                   ISSUER            YES             FOR                  FOR

Independent Non-Executive Director and authorise the

board of directors of the Company to fix his

remuneration.

PROPOSAL #4: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 as the Auditor of the Company and authorize the

Board of Directors of the Company to fix their

PROPOSAL #S.5: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company and authorize the Board of Directors of

the Company to deal with on behalf of the Company the

 relevant filing and amendments (where necessary)

procedures and other related issues arising from the

amendments to the Articles of Association

PROPOSAL #6.a: Authorize the Directors to allot,                ISSUER            YES             FOR                  FOR

issue and deal with additional shares in the capital

of the Company and make or grant offers, agreements

and options and rights of exchange or conversion

which might require the exercise of such powers,

subject to and in accordance with all applicable laws

 and requirements of the Rules Governing the Listing

Securities on The Stock Exchange of Hong Kong Limited

 during and after the relevant period, not exceeding

20% of the aggregate nominal amount of the issued

share capital of the Company, otherwise than pursuant

 to i) a rights issue; or ii) the exercise of options

 under any share option scheme or similar arrangement

 adopted by the Company for the grant or issue to the

 employees and directors of the Company and/or any of

 its subsidiaries and/or other eligible participants

specified hereunder of options to subscribe for or

rights to acquire shares of the Company; Contd...

PROPOSAL #6.b: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to purchase or otherwise acquire shares in the

capital of the Company during the relevant period, on

 The Stock Exchange of Hong Kong Limited or any other

 stock exchange on which the shares of the Company

have been or may be listed and recognized by the

Securities and Futures Commission under the Hong Kong

 Code on share repurchases for such purposes, subject

 to and in accordance with all applicable laws and

regulations, at such price as the Directors may at

their discretion determine in accordance with all

applicable laws and regulations, not exceeding 10% of

 the aggregate nominal amount of the issued share

capital of the Company; Authority expires the earlier

 of the conclusion of the AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is to be held by law

PROPOSAL #6.c: Approve, conditional upon the passing         ISSUER            YES             FOR                  FOR

of the resolutions set out in paragraphs 6(A) and

6(B) of the notice convening this meeting, the

general mandate granted to the directors of the

Company to exercise the powers of the Company to

allot, issue and otherwise deal with shares of the

Company pursuant to the resolution set out in

paragraph 6(A) of the notice convening this meeting

be and is hereby extended by the addition thereto an

amount of shares representing the aggregate nominal

amount of shares of the Company purchased or

otherwise acquired by the Company pursuant to the

authority granted to the directors of the Company

under the resolution set out in paragraph 6(B) above,

 provided that such amount shall not exceed 10% of

the aggregate nominal amount of the issued share

capital of the Company as at the date of passing this

PROPOSAL #6.d: Approve the increase in the authorized        ISSUER            YES             FOR                  FOR

 share capital of the Company from HKD 8,000,000,000

divided into 10,000,000,000 ordinary shares of HKD

0.80 each to HKD 20,000,000,000, comprising

20,000,000,000 ordinary shares of HKD 0.80 each and

5,000,000,000 preference shares of HKD 0.80 each

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOPAC FINANCIAL HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y8009U100

  MEETING DATE:      12/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The execution status of preferred                ISSUER             NO              N/A                  N/A

stocks

PROPOSAL #B.1: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

proceed the fund-raising plan at the appropriate

time, considering the Company's long-term capital

needs and market condition, in accordance with the

Company's strategic development

PROPOSAL #B.2: Approve to revise the Articles of                ISSUER            YES         AGAINST           AGAINST

incorporation

PROPOSAL #B.3: Elect Ms. Sophia Cheng [Personal ID:          ISSUER            YES             FOR                  FOR

P220336935] as an Independent Director

PROPOSAL #B.4: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOPAC FINANCIAL HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y8009U100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The revision to the employee stock              ISSUER             NO              N/A                  N/A

options plan

PROPOSAL #A.5: The same person or the same affiliate         ISSUER             NO              N/A                  N/A

who intends to prossess more than the designated rate

 of total voting shares of the same FHC report

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.1156 per share

PROPOSAL #B.3: Approve the proposal of long-term                ISSUER            YES             FOR                  FOR

capital injection

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOPEC SHANGHAI PETROCHEMICAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y80373106

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of the Company

PROPOSAL #2: Receive the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee of the Company

PROPOSAL #3: Approve the 2009 audited financial                 ISSUER            YES             FOR                  FOR

statements of the Company

PROPOSAL #4: Approve the 2009 Profit Distribution              ISSUER            YES             FOR                  FOR

Plan of the Company

PROPOSAL #5: Receive the 2010 financial budget report        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #6: Re-appointment of KPMG Huazhen as the            ISSUER            YES             FOR                  FOR

Company's Domestic Auditor for the year 2010 and KPMG

 as the Company's International Auditor for the year

2010, and to authorize the Board to fix their

remuneration

PROPOSAL #7: Appointment of Mr. Wu Haijun as a                   ISSUER            YES         AGAINST           AGAINST

Director to fill up the vacancy in the sixth session

of the Board

PROPOSAL #S.8: Approve the amendments to the Articles        ISSUER            YES             FOR                  FOR

 of Association of the Company  the 'Articles of

Association'  and its appendices proposed by the

Board of the Company and authorize the Board of the

Company to transact all relevant matters regarding

any application, reporting and approval, registration

 and filing requirements in relation to such

amendments to the Articles of Association and its

appendices on behalf of the Company, including making

 appropriate text revisions in accordance with any

revision request of any relevant PRC approval

authorities and the listing rules of any stock

exchanges on which the Company's securities are listed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOPHARM GROUP CO LTD

  TICKER:                  N/A                 CUSIP:   Y8008N107

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                ISSUER            YES             FOR                  FOR

Directors of the Company for the YE 31 DEC 2009

PROPOSAL #2.: Approve the report of the Supervisory          ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3.: Approve the audited financial                        ISSUER            YES             FOR                  FOR

statements and the Auditors' report of the Company as

 at and for the YE 31 DEC 2009

PROPOSAL #4.: Approve the proposed profit                            ISSUER            YES             FOR                  FOR

distribution plan and the payment of final dividend

of the Company for the YE 31 DEC 2009

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers Zhong        ISSUER            YES             FOR                  FOR

 Tian Certified Public Accountant Co., Ltd. as the

PRC Auditors of the Company to hold office until the

conclusion of the next AGM, and authorize the Board

to fix its remuneration

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers                 ISSUER            YES             FOR                  FOR

Certified Public Accountants, Hong Kong as the

International Auditors of the Company to hold office

until the conclusion of the next AGM, and authorize

the Board to fix its remuneration

PROPOSAL #7.: Approve and ratify the remuneration of         ISSUER            YES             FOR                  FOR

the Directors for the YE 31 DEC 2009 and authorize

the Board to determine the remuneration of the

Directors for the 2 years ending 31 DEC 2010 and 31

PROPOSAL #8.: Appoint Mr. Chen Qiyu as a non-                      ISSUER            YES         AGAINST           AGAINST

executive Director for a term of 3 years starting

from the date of the AGM and to authorize the Board

to enter into a service contract with him

PROPOSAL #9.: Appoint Mr. Qian Shunjiang as the                 ISSUER            YES             FOR                  FOR

Supervisor of the Company for a term of 3 years

starting from the date of the AGM and to authorize

the Board to enter into a service contract with him

PROPOSAL #10.: Approve the transactions under the              ISSUER            YES             FOR                  FOR

Master Pharmaceutical Products, Healthcare Products

and Medical Supplies Procurement Agreement with the

controlling shareholder and their proposed annual

caps for each of the 2 years ending 31 DEC 2010 and

31 DEC 2011, as specified

PROPOSAL #11.: Approve the acquisition of equity                ISSUER            YES             FOR                  FOR

interest in Xinjiang Company under the Xinjiang

Company Agreement, as specified

PROPOSAL #12.: Approve the acquisition of equity                ISSUER            YES             FOR                  FOR

interest in Hubei Yibao under the Hubei Yibao

Agreement, as specified

PROPOSAL #13.: Approve the acquisition of Transferred        ISSUER            YES             FOR                  FOR

 Business of Industry Company under the Industry

Company Agreement, as specified

PROPOSAL #14.: Approve the acquisition of Transferred        ISSUER            YES             FOR                  FOR

 Business of Trading Company under the Trading

Company Agreement, as specified

PROPOSAL #15.: Authorize the Board: a) acquisition            ISSUER            YES             FOR                  FOR

and disposal of the assets of the Company with an

aggregate total value of not more than 30% of the

latest audited total assets of the Company over a

period of 12 months; b) guarantees in favor of third

parties with an aggregate total value of not more

than 30% of the latest audited total assets of the

Company over a period of 12 months; if the above

delegations are not consistent with, collide or

conflict with the requirements under the Listing

Rules or other requirements of the Stock Exchange,

the requirements under the Listing Rules or other

requirements of the Stock Exchange should be followed

PROPOSAL #S.16: Amend the Articles of Association,            ISSUER            YES             FOR                  FOR

details of which are set out in the Circular and

authorize any Director or Joint Company Secretary of

the Company to do all such acts as he deems fit to

effect the amendments and to make relevant

registrations and filings in accordance with the

relevant requirements of the applicable laws and

regulations in the PRC and Hong Kong and the Listing

Rules, the Articles of Association are written in

Chinese and there is no official English translation

in respect thereof. Accordingly, the English

translation is for reference only. In case of any

discrepancy between the Chinese and English versions,

 the Chinese version shall prevail

PROPOSAL #S.17: Authorize the Board to separately or         ISSUER            YES             FOR                  FOR

concurrently allot, issue and/or deal with Domestic

Shares and/or H Shares, and to make or grant offers,

agreements and options in respect thereof: i) such

mandate shall not extend beyond the Relevant Period

save that the Board may during the Relevant Period

make or grant offers, agreements or options which

might require the exercise of such powers after the

end of the Relevant Period; ii) the aggregate nominal

 amount of Domestic Shares and/or H Shares to be

allotted, issued and/or dealt with or agreed

conditionally or unconditionally to be issued,

allotted and/or dealt with [whether pursuant to an

option or otherwise] by the Board shall not exceed

20% of the aggregate nominal amount of each of the

existing issued Domestic Shares and/or H Shares as at

 the date on which this resolution is passed; and

iii) the Board will only exercise its power under

such mandate in accordance with the Company Law of

the PRC and the Listing Rules [as amended from time

to time] and the requirements of the relevant PRC

regulatory authorities; [Authority expires at the

earlier of the conclusion of the next AGM of the

Company following the passing of this resolution; the

 expiration of the 12-month period following the

passing of this resolution; or the date on which the

authority granted to the Board set out in this

resolution is revoked or varied by a special

resolution of the Shareholders in a general meeting];

 and contingent on the Board resolving to issue

shares pursuant to this resolution, to approve,

execute and do or procure to be executed and done,

all such documents, deeds and things as it may

consider relevant in connection with the issue of

such new shares including, but not limited to,

determining the time and place of issue, making all

necessary applications to the relevant authorities

and entering into an underwriting agreement [or any

other agreement], to determine the use of proceeds

and to make all necessary filings and registrations

with the relevant PRC, Hong Kong and other

authorities, and to make such amendments to the

Articles of Association as it thinks fit so as to

reflect the increase in the registered capital of the

 Company and to reflect the new share capital

structure of the Company under the intended allotment

PROPOSAL #S.18: Authorize the Board to exercise all          ISSUER            YES             FOR                  FOR

the powers of the Company to repurchase the H Shares

in issue of the Company on the Stock Exchange during

the Relevant Period [as specified the Resolution 17

above], subject to and in accordance with all

applicable laws, rules and regulations and/or

requirements of the PRC, the Stock Exchange or any

other governmental or regulatory bodies; the

aggregate nominal value of H Shares authorized to be

repurchased subject to the approve during the

Relevant Period shall not exceed 10% of the aggregate

 nominal value of the existing issued H Shares as at

the date on which this resolution is passed; the

approve shall be conditional upon: the passing of a

special resolution with the same terms as this

resolution [except for this sub-paragraph] at each of

 the H Shareholders' Class Meeting and the Domestic

Shareholders' Class Meeting to be convened separately

 for such purpose; the approvals of SAFE and/or any

other regulatory authorities [if applicable] as

required by laws, rules and regulations of the PRC

being obtained by the Company; and the Company not

being required by any of its creditors to repay or to

 provide guarantee in respect of any amount due to

any of them [or if the Company is so required by any

of its creditors, the Company having, in its absolute

 discretion, repaid or provided guarantee in respect

of such amount] pursuant to the notification

procedure under Article 28 of the Articles of

Association; subject to the approval of all relevant

PRC regulatory authorities for the repurchase of such

 H Shares being granted, to: make such amendments to

the Articles of Association as it thinks fit so as to

 reduce the registered share capital of the Company

and to reflect the new capital structure of the

Company upon the repurchase of H Shares of the

Company as contemplated in paragraph above; and file

the amended Articles of Association of the Company

with the relevant governmental authorities of the PRC

PROPOSAL #19: Approve proposals [if any] put forward         ISSUER            YES         AGAINST           AGAINST

at such meeting pursuant to the Articles of

Association and the Listing Rules by any shareholders

 of the Company individually or collectively holding

3% or more of the Company's shares carrying the right

 to vote at such meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOPHARM GROUP CO LTD

  TICKER:                  N/A                 CUSIP:   Y8008N107

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, subject to                   ISSUER            YES             FOR                  FOR

paragraphs below, to exercise all the powers of the

Company to repurchase the H Shares in issue of the

Company on the Stock Exchange during the Relevant

Period  as defined in Paragraph 17(b) of the notice

of the AGM , subject to and in accordance with all

applicable laws, rules and regulations and/ or

requirements of the PRC, the Stock Exchange or any

other governmental or regulatory bodies; (b) the

aggregate nominal value of H Shares authorized to be

repurchased subject to the approval in paragraph (a)

above during the Relevant Period shall not exceed 10%

 of the aggregate nominal value of the existing

issued H Shares as at the date on which this

resolution is passed; (c) the approval in Paragraph

(a) above shall be conditional upon: (i) the passing

of a special resolution CONTD.

PROPOSAL #CONT: CONTD. with the same terms as this            ISSUER             NO              N/A                  N/A

resolution (except for this sub-paragraph (c)(i)) at

each of the AGM and the Domestic Shareholders' Class

Meeting to be convened separately for such purpose;

(ii) the approvals of SAFE and/or any other

regulatory authorities (if applicable) as required by

 laws, rules and regulations of the PRC being

obtained by the Company; and iii) the Company not

being required by any of its creditors to repay or to

 provide guarantee in respect of any amount due to

any of them (or if the Company is so required by any

of its creditors, the Company having, in its absolute

 discretion, repaid or provided guarantee in respect

of such amount) pursuant to the notification

procedure under Article 28 of the Articles of

Association; d) subject to the approval of all

PROPOSAL #CONT: CONTD. repurchase of such H Shares            ISSUER             NO              N/A                  N/A

being granted, to: (i) make such amendments to the

Articles of Association as it thinks fit so as to

reduce the registered share capital of the Company

and to reflect the new capital structure of the

Company upon the repurchase of H Shares of the

Company as contemplated in paragraph (a) above; and

(ii) file the amended Articles of Association of the

Company with the relevant governmental authorities of

 the PRC and Hong Kong

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOTRUK HONG KONG LTD

  TICKER:                  N/A                 CUSIP:   Y8014Z102

  MEETING DATE:      8/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend, subject to the closing of the          ISSUER            YES             FOR                  FOR

Transaction Documents [as specified], the Articles of

 Association of the Company be amended in the

specified manner: [a] by adding the specified

paragraph immediately after Article 97(9) as Article

97(10): [b] by amending the item number of '(10)',

'(11)' and '(12)' for existing Articles 97(10),

97(11) and 97(12) to '(11)', '(12)' and '(13)'

respectively: [c] by inserting item number '(1)'

immediately before the existing paragraph in Article

99: [d] by adding the specified paragraph as Article

99(2) immediately after the existing paragraph in

Article 99: [e] by replacing the words 'may be fixed

by the Board and unless so fixed at any other number,

 2 Directors shall be a quorum' with 'shall be half

of the Directors for the time being [or if their

number is not an even number, the number nearest to

but not less than half of the number of

Directors]' in Article 100: and [f] by adding the

specified paragraphs as Article 87A immediately after

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOTRUK HONG KONG LTD

  TICKER:                  N/A                 CUSIP:   Y8014Z102

  MEETING DATE:      8/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Approve and ratify the execution of            ISSUER            YES             FOR                  FOR

the Renewed Parts Supply Agreement [as specified in

the circular [the First Circular] of the Company

dated 27 JUL 2009 of the Company relating thereto]

PROPOSAL #1.B: Approve the transactions contemplated         ISSUER            YES             FOR                  FOR

under the Renewed Parts Supply Agreement and the

proposed annual capital thereof for the year ending

31 DEC 2010 as specified

PROPOSAL #1.C: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver [whether under

 seal] all such documents for and on behalf of the

Company as the consider necessary or desirable in

connection with the Renewed Parts Supply Agreement,

the transactions thereunder and the proposed annual

capital

PROPOSAL #2.A: Approve and ratify the execution of            ISSUER            YES             FOR                  FOR

the Renewed Parts Purchase Agreement [as specified in

 the First Circular]

PROPOSAL #2.B: Approve the transactions contemplated         ISSUER            YES             FOR                  FOR

under the Renewed Parts Purchase Agreement and the

proposed annual capital thereof for the year ending

31 DEC 2010 as specified

PROPOSAL #2.C: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver [whether under

 seal] all such documents for and on behalf of the

Company as the Director considers necessary or

desirable in connection with the Renewed Parts

Purchase Agreement, the transactions thereunder and

the proposed annual capital

PROPOSAL #3.A: Approve and ratify the execution of            ISSUER            YES             FOR                  FOR

the Renewed Products Sales Agreement [as specified in

 the First Circular]

PROPOSAL #3.B: Approve the transactions contemplated         ISSUER            YES             FOR                  FOR

under the Renewed Products Sales Agreement and the

proposed annual capital thereof for the year ending

31 DEC 2010 as specified

PROPOSAL #3.C: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver [whether under

 seal] all such documents for and on behalf of the

Company as the Director considers necessary or

desirable in connection with the Renewed Products

Sales Agreement, the transactions thereunder and the

proposed annual capital

PROPOSAL #4.A: Approve and ratify the execution of            ISSUER            YES             FOR                  FOR

the Renewed Products Purchase Agreement [as specified

 in the First Circular]

PROPOSAL #4.B: Approve the transactions contemplated         ISSUER            YES             FOR                  FOR

under the Renewed Products Purchase Agreement and the

 proposed annual capital thereof for the year ending

31 DEC 2010 as specified

PROPOSAL #4.C: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver [whether under

 seal] all such documents for and on behalf of the

Company as the Director considers necessary or

desirable in connection with the Renewed Products

Purchase Agreement, the transactions thereunder and

the proposed annual capital

PROPOSAL #5.A: Approve and ratify the execution of            ISSUER            YES             FOR                  FOR

the Renewed Construction Service Agreement [as

specified in the First Circular]

PROPOSAL #5.B: Approve the transactions contemplated         ISSUER            YES             FOR                  FOR

under the Renewed Construction Service Agreement and

the proposed annual capital thereof for the year

ending 31 DEC 2010 as specified

PROPOSAL #5.C: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver [whether under

 seal] all such documents for and on behalf of the

Company as the Director considers necessary or

desirable in connection with the Renewed Construction

 Service Agreement, the transactions thereunder and

the proposed annual capital

PROPOSAL #6.: Approve, subject to the passing of the         ISSUER            YES             FOR                  FOR

Ordinary Resolutions 7 and 8 below, the transactions

contemplated under the Transaction Documents [as

specified in the circular [the Second Circular] of

the Company dated 27 JUL 2009 relating thereto]

PROPOSAL #7.A: Approve and ratify, subject to the              ISSUER            YES             FOR                  FOR

passing of the Ordinary Resolution 6 above and the

Ordinary Resolution 8 below, the execution of the

Subscription Agreement [as specified in the Second

Circular]

PROPOSAL #7.B: Approve, subject to the passing of the        ISSUER            YES             FOR                  FOR

 Ordinary Resolution 6 above and the Ordinary

Resolution 8 below, the creation and issue of the

Convertible Note [as specified in the Second Circular]

PROPOSAL #7.C: Approve, subject to the passing of the        ISSUER            YES             FOR                  FOR

 Ordinary Resolution 6 above and the Ordinary

Resolution 8 below, the allotment and issue of the

Conversion Shares [as specified in the Second

Circular] and reservation of number of shares for

such allotment and issue

PROPOSAL #7.D: Authorize any Director of the Company,        ISSUER            YES             FOR                  FOR

 to issue the Convertible Note and Conversion Shares

on and subject to the terms and conditions of the

Subscription Agreement and to do all acts and execute

 and deliver [whether under seal] all such documents

for and on behalf of the Company as the Director

considers necessary or desirable in connection with

the Subscription Agreement and transactions thereunder

PROPOSAL #8.A: Approve and ratify, subject to the              ISSUER            YES             FOR                  FOR

passing of the Ordinary Resolutions numbered 6 and 7

above, the execution of the Technology License

Agreement [as specified in the Second Circular]

PROPOSAL #8.B: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver [whether under

 seal] all such documents for and on behalf of the

Company as the Director considers necessary or

desirable in connection with the Technology License

Agreement and transactions thereunder

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOTRUK HONG KONG LTD

  TICKER:                  N/A                 CUSIP:   Y8014Z102

  MEETING DATE:      1/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Approve and ratify the execution of            ISSUER            YES             FOR                  FOR

the Equity Transfer Agreement as defined in the

circular of the Company to the shareholder of the

Company dated 15 DEC 2009 and approve the transaction

PROPOSAL #1.B: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver whether under

seal all such documents for and on behalf of the

Company as he considers necessary or desirable in

connection with the Equity Transfer Agreement and the

 transaction thereunder

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOTRUK HONG KONG LTD

  TICKER:                  N/A                 CUSIP:   Y8014Z102

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the Company and its

subsidiaries and the reports of the Directors and the

 Auditor of the Company for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 0.06 per        ISSUER            YES             FOR                  FOR

 share for the YE 31 DEC 2009

PROPOSAL #3.A: Re-elect Mr. Pan Qing as the Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #3.B: Re-elect Dr. Georg Pachta-Reyhofen as         ISSUER            YES             FOR                  FOR

the Director of the Company

PROPOSAL #3.C: Re-elect Mr. Jorg Schwitalla as the            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.D: Re-elect Mr. Lars Wrebo as the                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.E: Re-elect Mr. Lin Zhijun as the                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.F: Re-elect Mr. Hu Zhenghuan as the                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.G: Re-elect Mr. Li Xianyun as the                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.H: Authorize the Board of Director to fix        ISSUER            YES             FOR                  FOR

 remunerations of the Directors of the Company

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditor and authorize the Board of Directors to fix

its remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK BROADBAND CO., LTD.

  TICKER:                  N/A                 CUSIP:   Y8065G102

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the FY 2009 financial statement        ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of Insik Park as an Executive        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.2: Election of Inchan Lee as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #4.: Approve the remuneration limit of                 ISSUER            YES             FOR                  FOR

Directors for the FY 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK ENERGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y8063L103

  MEETING DATE:      9/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the spin off                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK ENERGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y8063L103

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement and the        ISSUER            YES             FOR                  FOR

 statement of appropriation of unappropriated

retained earnings

PROPOSAL #2.: Approve the partial amendment to                   ISSUER            YES             FOR                  FOR

Articles of incorporation

PROPOSAL #3.: Election of Youngju Kim, Jaehwan Lee,          ISSUER            YES             FOR                  FOR

Hyuk Choi,Ingu Han  V as a  External

PROPOSAL #4.: Election of Jaehwan Lee, Myunghae Choi         ISSUER            YES             FOR                  FOR

Ingu Han as the Audit Committee

PROPOSAL #5.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK HOLDINGS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y8070C112

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Election of the Inside Director                  ISSUER            YES             FOR                  FOR

nominee: Youngho Park

PROPOSAL #3.2: Election of the Outside Director                 ISSUER            YES             FOR                  FOR

nominee: Sehoon Park

PROPOSAL #3.3: Election of the Outside Director                 ISSUER            YES             FOR                  FOR

nominee: Sangduk Nam

PROPOSAL #4.1: Election of the Audit Committee Member        ISSUER            YES             FOR                  FOR

 as Outside Director  nominee: Sehoon

PROPOSAL #4.2: Election of the Audit Committee Member        ISSUER            YES             FOR                  FOR

 as Outside Director  nominee: Sangduk

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK NETWORKS CO LTD, SUWON

  TICKER:                  N/A                 CUSIP:   Y8296C102

  MEETING DATE:      7/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the transfer of business                    ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK NETWORKS CO LTD, SUWON

  TICKER:                  N/A                 CUSIP:   Y8296C102

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Inside Director                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK TELECOM CO., LTD.

  TICKER:                  SKM                 CUSIP:   78440P108

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF FINANCIAL STATEMENTS FOR            ISSUER            YES             FOR                  FOR

THE 26TH FISCAL YEAR (FROM JANUARY 1, 2009 TO

DECEMBER 31, 2009), AS SET FORTH IN ITEM 1 OF THE

COMPANY'S AGENDA ENCLOSED HEREWITH.

PROPOSAL #02: AMENDMENT TO THE ARTICLES OF                          ISSUER            YES             FOR                  FOR

INCORPORATION AS SET FORTH IN ITEM 2 OF THE COMPANY'S

 AGENDA ENCLOSED HEREWITH.

PROPOSAL #03: APPROVAL OF CEILING AMOUNT OF THE                 ISSUER            YES             FOR                  FOR

REMUNERATION FOR DIRECTORS * PROPOSED CEILING AMOUNT

OF THE REMUNERATION FOR DIRECTORS IS KRW 12 BILLION.

PROPOSAL #4A: ELECTION OF MR. CHO, KI HAENG AS                   ISSUER            YES             FOR                  FOR

DIRECTOR.

PROPOSAL #4B: ELECTION OF MR. SHIM, DAL SUP AS                   ISSUER            YES             FOR                  FOR

INDEPENDENT NON-EXECUTIVE DIRECTOR.

PROPOSAL #4C: ELECTION OF MEMBERS OF THE AUDIT                   ISSUER            YES             FOR                  FOR

COMMITTEE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK TELECOM LTD

  TICKER:                  N/A                 CUSIP:   Y4935N104

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 26th financial statement             ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the remuneration for the                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.: Elect Kihaeng Jo as a Inside Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Elect Dalseob Sim as a Outside Director        ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Elect Dalseob Sim and Jaeyoung Jeong as        ISSUER            YES             FOR                  FOR

 a Audit Committee member

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SM INVTS CORP

  TICKER:                  N/A                 CUSIP:   Y80676102

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Henry Sy, Sr. as a                     ISSUER            YES             FOR                  FOR

Director for 2010 to 2011

PROPOSAL #1.2: Election of Teresita T. Sy as a                   ISSUER            YES             FOR                  FOR

Director for 2010 to 2011

PROPOSAL #1.3: Election of Henry Sy, Jr. as a                     ISSUER            YES             FOR                  FOR

Director for 2010 to 2011

PROPOSAL #1.4: Election of Harley T. Sy as a Director        ISSUER            YES             FOR                  FOR

 for 2010 to 2011

PROPOSAL #1.5: Election of Jose T. Sio as a Director         ISSUER            YES             FOR                  FOR

for 2010 to 2011

PROPOSAL #1.6: Election of Gregory L. Domingo as a            ISSUER            YES             FOR                  FOR

Director for 2010 to 2011

PROPOSAL #1.7: Election of Vicente S. Perez, Jr. as a        ISSUER            YES             FOR                  FOR

 Independent Director for 2010 to 2011

PROPOSAL #1.8: Election of Ah Doo Lim as a                          ISSUER            YES             FOR                  FOR

Independent Director for 2010 to 2011

PROPOSAL #2.: Approve the minutes of the previous              ISSUER            YES             FOR                  FOR

annual stockholders' meeting

PROPOSAL #3.: Approve the annual report                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Ratify the acts of the Board of                     ISSUER            YES             FOR                  FOR

Directors and the management from the date of the

last annual stockholders' meeting up to the date of

this meeting

PROPOSAL #5.: Election of Sycip Gorres Velayo and              ISSUER            YES             FOR                  FOR

Company as the Independent Auditors

PROPOSAL #6.: Any other business                                            ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SM PRIME HOLDINGS INC, MANILA

  TICKER:                  N/A                 CUSIP:   Y8076N112

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to order                                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the certification of notice and         ISSUER            YES             FOR                  FOR

quorum

PROPOSAL #3: Approval of minutes of annual meeting of        ISSUER            YES             FOR                  FOR

 stockholders held on 28 APR 2009

PROPOSAL #4: Approve the annual report                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Ratify the acts of the Board of                      ISSUER            YES             FOR                  FOR

Directors and the Management from the date of the

last annual stockholder's meeting up to the date of

this meeting

PROPOSAL #6.1: Election of Henry Sy, Sr. as a                     ISSUER            YES             FOR                  FOR

Director for 2010 to 2011

PROPOSAL #6.2: Election of Jose L. Cuisia, Jr. as a          ISSUER            YES             FOR                  FOR

Independent Director for 2010 to 2011

PROPOSAL #6.3: Election of Gregorio U. Kilayko as a          ISSUER            YES             FOR                  FOR

Independent Director for 2010 to 2011

PROPOSAL #6.4: Election of Henry T. Sy, Jr. as a                ISSUER            YES             FOR                  FOR

Director for 2010 to 2011

PROPOSAL #6.5: Election of Hans T. Sy as a Director          ISSUER            YES             FOR                  FOR

for 2010 to 2011

PROPOSAL #6.6: Election of Herbert T. Sy as a                     ISSUER            YES             FOR                  FOR

Director for 2010 to 2011

PROPOSAL #6.7: Election of Senen T. Mendiola as a              ISSUER            YES             FOR                  FOR

Director for 2010 to 2011

PROPOSAL #7: Appointment of External Auditors                      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Other matters                                                       ISSUER             NO              N/A                  N/A

PROPOSAL #9: adjournment                                                          ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.

  TICKER:                  SQM                 CUSIP:   833635105

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E1: MODIFY TRADE NAME, ADDRESS, CORPORATE          ISSUER            YES             FOR               AGAINST

PURPOSE, REFLECT EQUITY SUBSCRIBED AND PAID SHARES

THAT MAKE UP SAID EQUITY, MAKE CORRECTIONS TO

PUNCTUATION, TRANSCRIPTION OR WORDING IN ALL OF THE

ARTICLES OF THE BY-LAWS, ADAPT BY-LAWS TO NORMS OF

LAWS N 18,046 AND N 20,382, EXCLUDE REPEALED NORMS OF

 DECREE LAW N 3,500, OMIT REFERENCES TO THE STATE,

STATEOWNED COMPANIES.

PROPOSAL #E2: MODIFY ALL OF THE ARTICLES OF THE BY-           ISSUER            YES             FOR               AGAINST

LAWS TO REFLECT THE AGREEMENTS ADOPTED WITH THE

PURPOSES PREVIOUSLY INDICATED.

PROPOSAL #E3: ADOPT ALL OTHER AGREEMENTS NECESSARY TO        ISSUER            YES             FOR               AGAINST

 EXECUTE THE RESOLUTIONS THAT THE SHAREHOLDERS'

MEETING ADOPT IN RELATION TO THE ABOVE.

PROPOSAL #O1: BALANCE SHEET, AUDITED FINANCIAL                   ISSUER            YES             FOR               AGAINST

STATEMENTS, ANNUAL REPORT, REPORT OF ACCOUNTING

INSPECTORS AND REPORT OF EXTERNAL AUDITORS.

PROPOSAL #O2: APPOINTMENT OF THE EXTERNAL AUDITOR              ISSUER            YES             FOR               AGAINST

COMPANY - EXTERNAL AUDITORS - AND ACCOUNTING

INSPECTORS OF COMPANY FOR 2010 BUSINESS YEAR.

PROPOSAL #O3: OPERATIONS REFERRED TO IN ARTICLE 44 -         ISSUER            YES             FOR               AGAINST

IN FORCE DURING 2009 - OF LAW N 18,046 (LAW OF

CORPORATIONS OF CHILE).

PROPOSAL #O4: INVESTMENT AND FINANCING POLICIES.                ISSUER            YES             FOR               AGAINST

PROPOSAL #O5: NET INCOME FOR THE YEAR 2009, FINAL              ISSUER            YES             FOR               AGAINST

DIVIDEND DISTRIBUTION AND POLICY ON FUTURE DIVIDENDS.

PROPOSAL #O6: EXPENSES OF THE BOARD OF DIRECTORS                ISSUER            YES             FOR               AGAINST

DURING THE 2009 BUSINESS YEAR.

PROPOSAL #O7: COMPENSATION FOR THE MEMBERS OF THE              ISSUER            YES             FOR               AGAINST

BOARD.

PROPOSAL #O8: ISSUES RELATED TO THE AUDIT AND                     ISSUER            YES         AGAINST           AGAINST

DIRECTORS' COMMITTEES.

PROPOSAL #O9: OTHER MATTERS THAT MAY CORRESPOND IN            ISSUER            YES         AGAINST           AGAINST

ACCORDANCE WITH THE LAW.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOCIEDAD QUIMICA Y MINERA DE CHILE SA SOQUIMICH

  TICKER:                  N/A                 CUSIP:   P8716X108

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the balance sheet, financial              ISSUER            YES             FOR                  FOR

statements, annual report, report from the accounts

inspectors and opinion of the outside auditors of SQM

 for the FYE on 31 DEC 2009

PROPOSAL #2: Approve the designation of an outside            ISSUER            YES             FOR                  FOR

auditing firm, outside Auditors, and of accounts

inspectors for the 2010 FY

PROPOSAL #3: Amend the Article 44, in effect during          ISSUER            YES             FOR                  FOR

2009, of law number 18,046

PROPOSAL #4: Approve the investment and financing              ISSUER            YES             FOR                  FOR

policies

PROPOSAL #5: Approve the profit from the 2009 FY,              ISSUER            YES             FOR                  FOR

distribution of a definitive dividend and future

dividend policy

PROPOSAL #6: Approve the expenses of the Board of              ISSUER            YES             FOR                  FOR

Directors during 2009

PROPOSAL #7: Approve the remuneration of members of          ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #8: Approve the executive and audit                       ISSUER            YES         AGAINST           AGAINST

committees

PROPOSAL #9: other matters that are appropriate in            ISSUER            YES         AGAINST           AGAINST

accordance with the pertinent provisions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOCIEDAD QUIMICA Y MINERA DE CHILE SA SOQUIMICH

  TICKER:                  N/A                 CUSIP:   P8716X108

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to modify trade name, domicile          ISSUER            YES             FOR                  FOR

and purpose of the Company, reflect the capital stock

 and paid in shares  in which it is divided, make

corrections of just scoring, transcription or

drafting in all articles of by laws, match by laws

with rules, laws NR 18.046 and NR 20.382, exclude

rules eliminated of decree law NR 3.500, omit

references to public treasury, agencies of the state,

 decentralized, autonomous, municipal institutions,

or others, and issue a new updated text, containing

modifications agreed upon since  year 1982 and

integrated text of the by laws

PROPOSAL #2: Approve to modify all Articles of the            ISSUER            YES             FOR                  FOR

Corporate By-Laws so as to reflect the agreements to

be adopted due to the aforementioned

PROPOSAL #3: Adopt all the other agreements necessary        ISSUER            YES             FOR                  FOR

 to execute the resolutions to be decided by the

stockholders meeting in relation to  the above stated

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOHO CHINA LTD

  TICKER:                  N/A                 CUSIP:   G82600100

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

the reports of the Directors and Auditors for the YE

31 DEC 2009

PROPOSAL #2: Declare the final dividend for the YE 31        ISSUER            YES             FOR                  FOR

 DEC 2009

PROPOSAL #3: Re-elect Mr. Pan Shiyi as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #4: Re-elect Ms. Yan Yan as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5: Re-elect Dr. Ramin Khadem as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the remuneration of the Directors

PROPOSAL #7: Re-appoint KPMG as the Auditors and                ISSUER            YES             FOR                  FOR

authorize the Board of Directors to fix their

remuneration

PROPOSAL #8.A: Authorize the Directors to allot,                ISSUER            YES             FOR                  FOR

issue and deal with additional shares not exceeding

20% of the issued share capital of the Company

PROPOSAL #8.B: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares not exceeding 10% of the issued share capital

of the Company

PROPOSAL #8.C: Approve to extend the authority given         ISSUER            YES             FOR                  FOR

to the Directors pursuant to Ordinary Resolution 8(A)

 to issue shares by adding to the issued share

capital of the Company the number of shares

repurchased under Ordinary Resolution 8(B)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  S-OIL CORP

  TICKER:                  N/A                 CUSIP:   Y80710109

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 35th Balance Sheet, Income         ISSUER            YES             FOR                  FOR

Statement and the proposed disposition of retained

earnings cash dividend per 1 ordinary shares: 750

cash dividend per 1 preference shares: 775

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Election of Directors candidate : K. G.        ISSUER            YES         AGAINST           AGAINST

 AL-Buainain [Part time], A. A. AL-Subaey, B. A.

Abul-Hamayel, Kyounghwan Jang, Yangho Jo, [External]

S. A. Al-Ashgar, A. M. AL-Seflan, A. O. Ajaji, Munsoo

 Jeong, Kyuhwa Lee, Sangin Park

PROPOSAL #4.1: Election of Kyounghwan Jang as an                ISSUER            YES         AGAINST           AGAINST

Audit Committee member

PROPOSAL #4.2: Election of S. A. Al-Ashgar, A.M. Al-         ISSUER            YES         AGAINST           AGAINST

Seflan, Munsoo Jung as the External Audit Committee

members

PROPOSAL #5.: Approve the remuneration limit of                 ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOUTHERN COPPER CORP DEL

  TICKER:                  N/A                 CUSIP:   84265V105

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of German Larrea Mota-Velasco        ISSUER            YES         AGAINST           AGAINST

 as a Director

PROPOSAL #1.2: Election of Oscar Gonzalez Rocha as a         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.3: Election of Emilio Carrillo Gamboa as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #1.4: Election of Alfredo Casar Perez as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Alberto De La Parra Zavala        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #1.6: Election of Xavier Garcia De Quevedo          ISSUER            YES         AGAINST           AGAINST

Topete as a Director

PROPOSAL #1.7: Election of Genaro Larrea Mota-Velasco        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #1.8: Election of Daniel Muniz Quintanilla          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #1.9: Election of Armando Ortega Gomez as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of Luis Miguel Palomino                ISSUER            YES             FOR                  FOR

Bonilla as a Director

PROPOSAL #1.11: Election of Gilberto Perezalonso                ISSUER            YES         AGAINST           AGAINST

Cifuentes as a Director

PROPOSAL #1.12: Election of Juan Rebolledo Gout as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.13: Election of Carlos Ruiz Sacristan as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #1.14: Election of Luis Tellez Kuenzler as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.: Ratify the Audit Committee's selection         ISSUER            YES             FOR                  FOR

of Galaz, Yamazaki, Ruiz Urquiza, S.C., Member Firm

of Deloitte Touche Tohmatsu as the Independent

Accountants for 2010

PROPOSAL #3.: Other business                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOUTHERN COPPER CORPORATION

  TICKER:                  SCCO               CUSIP:   84265V105

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: GERMAN LARREA MOTA-V.                         ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: OSCAR GONZALEZ ROCHA                           ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: EMILIO CARRILLO GAMBOA                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALFREDO CASAR PEREZ                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: A. DE LA PARRA ZAVALA                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: X. GARCIA DE QUEVEDO T.                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GENARO LARREA MOTA V.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: D. MUNIZ QUINTANILLA                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ARMANDO ORTEGA GOMEZ                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: L.M. PALOMINO BONILLA                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: G.PEREZALONSO CIFUENTES                      ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: JUAN REBOLLEDO GOUT                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CARLOS RUIZ SACRISTAN                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LUIS TELLEZ KUENZLER                           ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFY THE AUDIT COMMITTEE'S SELECTION         ISSUER            YES             FOR                  FOR

OF GALAZ, YAMAZAKI, RUIZ URQUIZA, S.C., MEMBER FIRM

OF DELOITTE TOUCHE TOHMATSU AS INDEPENDENT

ACCOUNTANTS FOR 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STANDARD BK GROUP LTD

  TICKER:                  N/A                 CUSIP:   S80605140

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Annual Financial Statements         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009, including the reports of the

Directors and Auditors

PROPOSAL #2.1: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Chairman of

Standard Bank Group as ZAR 3,750,000 per annum

PROPOSAL #2.2: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Director of

Standard Bank Group ZAR 161,000 per annum

PROPOSAL #2.3: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: International

Director of Standard Bank Group GBP 34,650 per annum

PROPOSAL #2.4: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Group Credit

Committee Member ZAR 16,500 per meeting

PROPOSAL #2.5: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Directors

Affairs Committee Chairman ZAR 114,500 per annum

Member ZAR 57,000 per annum

PROPOSAL #2.6: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Group Risk and

the Capital Management Committee Chairman ZAR 455,000

 per annum Member ZAR 182,000 per annum

PROPOSAL #2.7: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Group

Remuneration Committee Chairman ZAR 228,000 per annum

 Member ZAR 98,000 per annum

PROPOSAL #2.8: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Group

Transformation Committee Chairman ZAR 145,000 per

annum Member ZAR 72,000 per annum

PROPOSAL #2.9: Approve the proposed fees payable to          ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Group Audit

Committee Chairman ZAR 455,000 per annum Member ZAR

182,000 per annum

PROPOSAL #2.10: Approve the proposed fees payable to         ISSUER            YES             FOR                  FOR

the Non-Executive Directors for 2010: Ad hoc meeting

attendance ZAR 15,250 per meeting

PROPOSAL #3: Approve the payment by The Standard Bank        ISSUER            YES         AGAINST           AGAINST

 of South Africa Limited of an ex gratia award of ZAR

 7,500,000 to Derek Edward Cooper; Group

transformation Committee - Chairman - ZAR 145,000 per

 annum, Member - ZAR 72,000 per annum

PROPOSAL #4.1: Re-elect Richard Dunne as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Re-elect Thulani Gcabashe as a                     ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #4.3: Re-elect Saki MaCozoma as a Director,         ISSUER            YES             FOR                  FOR

who retires in accordance with the provisions of the

Company's Articles of Association

PROPOSAL #4.4: Re-elect Rick MeNell as a Director,            ISSUER            YES             FOR                  FOR

who retires in accordance with the provisions of the

Company's Articles of Association

PROPOSAL #4.5: Re-elect Myles Ruck as a Director, who        ISSUER            YES             FOR                  FOR

 retires in accordance with the provisions of the

Company's Articles of Association

PROPOSAL #4.6: Re-elect Fred Phaswana as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4.7: Re-elect Lord Smith of Kelvin KT as a         ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #5.1: Approve the ordinary shares required          ISSUER            YES         AGAINST           AGAINST

for the purpose of carrying out the terms of the

Standard Bank Equity Growth Scheme (the Equity Growth

 Scheme), other than those which have specifically

been appropriated for the Equity Growth Scheme in

terms of ordinary resolutions duly passed at previous

 AGM of the Company, be and are hereby specifically

placed under the control of the Directors, who be and

 are hereby authorized to allot and issue those

shares in terms of the Equity Growth Scheme

PROPOSAL #5.2: Approve the ordinary shares required          ISSUER            YES         AGAINST           AGAINST

for the purpose of carrying out the terms of the

Standard Bank Group Share Incentive Scheme (the

Scheme), other than those which have specifically

been appropriated for the Scheme in terms of

resolutions duly passed at previous AGM of the

Company, be and are hereby specifically placed under

the control of the Directors, who be and are hereby

authorized to allot and issue those shares in terms

PROPOSAL #5.3: Approve the unissued ordinary shares          ISSUER            YES             FOR                  FOR

in the authorized share capital of the Company (other

 than those specifically identified in ordinary

resolutions number 5.1 and 5.2) be and are hereby

placed under control of the Directors of the Company

who are authorized to allot and issue the ordinary

shares at their discretion until the next AGM of the

Company, subject to the provisions of the Companies

Act, 61 of 1973, as amended, the Banks Act, 94 of

1990, as amended and the Listings Requirements of the

 JSE Limited and subject to the a number of ordinary

shares able to be allotted and issued in terms of

this resolution being limited five percent (5%) of

the number of ordinary shares in issue at 31 DEC 2009

PROPOSAL #5.4: Approve the unissued non-redeemable            ISSUER            YES             FOR                  FOR

non-cumulative, non participating preference shares

(non-redeemable preference shares) in p authorized

share capital of the company be and are hereby placed

 under the control of the Directors of the Company

who are authorized to allot and issue the non-

redeemable preference shares at their discretion

until the next AGM of the Company, subject to the

provisions of the Companies Act. 61 of 1973, as

amended and the Listing Requirements of the JSE

PROPOSAL #5.5: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, to make payments to shareholders interims of

 Section 5.85(b) of the Listings Requirements of the

ISE Limited (the Listings Requirements), subject to

the provisions of the Companies Act, 61 of 1973, as

amended (the Companies Act), the Banks Act, 94 of

1990, as amended and the Listings Requirements,

including, amongst others, the following

requirements: (a) payments to shareholders in terms

of this resolution shall be made in terms of section

90 of the Companies Act and be made pro rata to all

shareholders; (b) in any one FY payments to

shareholders in terms of this resolution shall not

exceed a maximum of 20% of the Company's issued share

 capital, including reserves but excluding minority

interests, and revaluations of assets and intangible

assets that are not supported CONTD.

PROPOSAL #CONT: CONTD. by a valuation by an                        ISSUER             NO              N/A                  N/A

independent professional expert acceptable to the JSE

 Limited prepared within the last six months,

measured as at the beginning of such FY and

Authority to make payments to shareholders shall be

valid until the next AGM of the Company or for 15

months from the date of this resolution whichever

PROPOSAL #5.6: Approve, in terms of Schedule 14 of            ISSUER            YES             FOR                  FOR

JSE Listings Requirements and in accordance with

Section 222 of the Companies Act, Act 61 of 1973,

amended, where applicable that the provisions of the

Standard Bank Equity Growth Scheme are amended as

PROPOSAL #5.7: Approve, in terms of Schedule 14 of            ISSUER            YES             FOR                  FOR

the JSE Listings Requirements and in accordance with

Section 222 of the Companies Act, 61 of 1973, as

amended, where applicable that the provisions of the

Standard Bank Group Share Incentive Scheme are

amended as specified

PROPOSAL #S.6.1: Approve to increase the share                   ISSUER            YES             FOR                  FOR

capital of the Company, from ZAR 193,000,000 divided

into 1,750,000,000 ordinary shares of 10 cents each,

8,000,000 6,5% first cumulative preference shares of

ZAR 1 each and 1,000,000 non-redeemable, non-

cumulative preference shares of 1 cent each to ZAR

218,000,000 divided into 2,000,000,000 ordinary

shares of 10 cents each, 8,000,000 6,5% first

cumulative preference shares of ZAR 1 each and

1,000,000 non-redeemable, non-cumulative, non-

participating preference shares of 1 cent each and

that the Memorandum of Association of the Company be

amended accordingly

PROPOSAL #S.6.2: Approve, with effect from the date          ISSUER            YES             FOR                  FOR

of this AGM, as a general approval in terms of

Section 85(2) of the Companies Act, 61 of 1973, as

amended (the Companies Act), the acquisition by the

Company and, in terms of Section 89 of the Companies

Act, the acquisition by any subsidiary of the Company

 from time to time, of such number of ordinary shares

 issued by the Company and at such price and on such

other terms and conditions as the Directors may from

time to time determine, subject to the requirements

of the Companies Act, Banks Act, 94 of 1990, as

amended and the Listings Requirements of the JSE

Limited (the Listings Requirements), CONTD.

PROPOSAL #CONT: CONTD. which include, amongst others;        ISSUER             NO              N/A                  N/A

 any such acquisition will be implemented through the

 order book operated by the trading system of the JSE

 Limited and done without any prior understanding or

arrangement between the Company and the counterparty

 reported trades being prohibited ; the acquisition

must be authorized by the Company's Articles of

Association; the authority is limited to the purchase

 of the maximum of the 10% of the Company's issued

ordinary share capital in the any one FY, CONTD.

PROPOSAL #CONT: CONTD. acquisition must not be the            ISSUER             NO              N/A                  N/A

weighted average of the market value for the ordinary

 shares of the Company for the 5 business days

immediately preceding the date of acquisition; at any

 point in time, the Company may only appoint one

agent to effect any repurchase(s) on the Company's

behalf; the company or its subsidiary may not

repurchase securities during a prohibited period,

unless they have in place a repurchase programme

where the dates and quantities of securities to be

traded during the relevant period are fixed not

subject to any variation  and full details of the

programme have been disclosed in an announcement over

 the SENS prior to the commencement of the prohibited

PROPOSAL #CONT: CONTD. that an announcement                        ISSUER             NO              N/A                  N/A

containing full details of such acquisitions of

shares will be published as soon as the Company

and/or its subsidiary(ies) has/have acquired shares

constitution, on a cumulative basis, 3% of the number

 of shares in issue at the date of the general

meetings at which this special resolution is

considered and, if approved, passed, and for each 3%

in aggregate of the initial number acquired

PROPOSAL #CONT: CONTD. and in the case of an                       ISSUER             NO              N/A                  N/A

acquisition by a subsidiary of the Company, the

authority shall be valid only if: the subsidiary is

authorized by its Articles of Association; the

shareholders of the subsidiary have passed a special

resolution authorizing the acquisition and the number

 of shares to be acquired, is not more that 10% in

the aggregate of the number of issued shares of the

Company;  Authority shall be valid only until the

next AGM of the Company or is months from the date on

 which this resolution is passed, whichever is the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STATE BK INDIA

  TICKER:                  N/A                 CUSIP:   Y8161Z129

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Central Board's report, the         ISSUER            YES             FOR                  FOR

balance sheet and profit and loss account of the Bank

 made up to the 31 MAR 2010 and the Auditors' report

on the balance sheet and accounts

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STEEL AUTHORITY OF INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y8166R114

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

Profit & loss account for the YE 31 MAR 2009, the

balance sheet as at that date and the Directors' and

the Auditors' reports thereon

PROPOSAL #2.: Re-appoint Shri R. Ramaraju as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Prof. Javaid Akhtar as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri P.K. Sengupta as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Dr. Vinayshil Gautam as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Approve to fix the remuneration of the         ISSUER            YES             FOR                  FOR

Auditors of the Company appointed by the Comptroller

& Auditor General of India for the year 2009-2010

PROPOSAL #7.: Declare dividend for the FY 2008-2009           ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-appoint Shri S.N. Singh as a                     ISSUER            YES             FOR                  FOR

Director of the Company, liable to retire by rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STEINHOFF INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   S81589103

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt and approve the annual financial         ISSUER            YES             FOR                  FOR

statements of the Company for the YE 30 JUN 2009

together with the report of the Directors and the

Auditors thereon

PROPOSAL #2.: Re-appoint Messrs Deloitte & Touche of         ISSUER            YES             FOR                  FOR

Pretoria [the firm] as the Auditors of the Company as

 contemplated under Sections 270 and 274 of the

Companies Act, 61 of 1973, as amended [the Act], with

 Udo Bohmer, a registered Auditor and Member of the

firm as the individual who will undertake the audit

PROPOSAL #3.: Approve the remuneration to be paid by         ISSUER            YES             FOR                  FOR

the Company to its Directors for the FYE 30 JUN 2010,

 as specified

PROPOSAL #4.1.1: Re-elect D.C. Brink as a Director,          ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with the

Articles of Association

PROPOSAL #4.1.2: Re-elect F.A. Sonn as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with the

Articles of Association

PROPOSAL #4.1.3: Re-elect B.E. Steinhoff as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Articles of Association

PROPOSAL #4.2: Ratify the appointment of S.F.                     ISSUER            YES             FOR                  FOR

Booysen, whom the Board consider to be independent,

as a Non-Executive Director with effect from 08 SEP

PROPOSAL #4.3.1: Ratify the appointment of H.J.K.              ISSUER            YES             FOR                  FOR

Ferreira as an Executive Director with effect from 01

 MAY 2009

PROPOSAL #4.3.2: Ratify the appointment of S.J.                 ISSUER            YES             FOR                  FOR

Grobler to the Board as an Executive Director with

effect from 01 MAY 2009

PROPOSAL #5.O.1: Authorize the Directors of the                 ISSUER            YES             FOR                  FOR

Company, in terms of Section 221(2) of the Act, but

subject to the listings requirements of the JSE

Limited [the listing requirements] and the Act,

140,000,000 ordinary shares of 0.5 cents [one half of

 a cent] each and 15,000,000 non-cumulative, non-

redeemable, non-participating preference shares of

0.1 cent each in the authorized but unissued share

capital of the Company, until the next AGM, to allot

and issue such shares to such person(s) and on such

terms and conditions as the Directors may in their

sole discretion determine, including but not limited

to any allotments to shareholders as capitalization

PROPOSAL #6.O.2: Authorize the Directors, subject to         ISSUER            YES         AGAINST           AGAINST

and in accordance with the listings requirements

30,000,000 unissued ordinary shares of 0.5 cents [one

 half of cent] each in the Company as authorized, for

 the continued implementation of the Steinhoff

International Incentive Schemes, and the obligations

of the Company under the Unitrans Limited Share

Incentive Scheme

PROPOSAL #7.S.1: Authorize the Company to acquire the        ISSUER            YES             FOR                  FOR

 shares issued by it, on such terms and conditions as

 may be determined by the Directors and the

acquisition by any subsidiary of the Company of

shares issued by the Company, on such terms and

conditions as may be determined by the Directors of

any such subsidiary, as a general approval in terms

of Section 85(1) and 89 of the Act, subject to the

relevant provisions of the Act and to the listings

requirements in force at the time of acquisition and

provided that: such acquisition is permitted in terms

 of the Act and the Company's Articles of

Association, to a maximum of 20% of the issued share

capital of that class in one FY provided that the

acquisition of shares by a subsidiary of the Company

may not, in any one FY, exceed 10% in the aggregate

of the number of issued shares of the Company;

repurchases shall not be made at a price more than

10% above the weighted average of the market value of

 the securities traded for the 5 business days

immediately preceding the date on which the

transaction is effected; the repurchase of securities

 being implemented through the order book operated by

 the JSE trading system (open market) and without any

 prior understanding or arrangement with any

counterparty; the Company will, at any point in time,

 appoint only one agent to effect any repurchase(s)

on the Company's behalf; after such repurchase(s), at

 least 500 public shareholders, as defined in the

listings requirements, continue to hold at least 20%

of the Company's issued shares; such repurchase(s)

shall not occur during a prohibited period as defined

 in the listings requirements unless implemented in

accordance with a repurchase programme which

commenced prior to the prohibited period; when 3% of

the initial number, i.e., the number of shares in

issue at the time that the general authority from

shareholders is granted, is cumulatively repurchased

and for each 3% in aggregate of the initial number

acquired thereafter, an announcement shall be made in

 accordance with the listings requirements; a

certificate by the Company's sponsor, in terms of

paragraph 2.12 of the listings requirements

confirming the statement by the Directors regarding

working capital referred to hereunder in this notice

convening the meeting shall be issued before the

commencement of any repurchase; [Authority expires at

PROPOSAL #8.O.3: Authorize the Directors, by way of a        ISSUER            YES             FOR                  FOR

 general authority, to distribute to shareholders of

the Company any share capital and reserves of the

Company in terms of Section 90 of the Act, in terms

of the listing requirements and Article 56A of the

Company's Articles of Association; with or without

the right of election to receive shares as a

capitalization award, such general authority will

provide the Board with the flexibility to distribute

any surplus capital of the Company to its

shareholders, provided that: any general payment by

the Company shall not exceed 20% of the Company's

issued share capital and reserves, excluding minority

 interests and any revaluation of assets and

intangible assets that are not supported by an

independent professional acceptable to the JSE

Limited, to afford shareholders the right to elect to

 receive capitalization awards instead of any cash

distribution contemplated in respect of this

resolution and any general payment is made pro rata

to all shareholders; [Authority expires at the

earlier of the conclusion of the next AGM of the

Company or 15 months from the passing of this

PROPOSAL #9.O.4: Authorize the Directors of the                 ISSUER            YES             FOR                  FOR

Company, in terms of Article 26.2 of the Articles of

Association of the Company to create and issue

convertible debentures, debenture stock, bonds or

other convertible instruments in respect of

140,000,000 ordinary shares of 0.5 cents [one half of

 a cent] each in the capital of the Company, subject

to a conversion premium of not less than 20% above

the volume-weighted traded price of the shares in the

 Company for the 3 trading days prior to pricing and

to such conversion and other terms and conditions as

they may determine in their sole and absolute

discretion, but subject at all times to the listings

requirements; the Company will, after effecting such

issue which represent, on a cumulative basis with in

a FY, 5% or more of the number of shares in issue

prior to that issue, publish an announcement

containing full details of the issue, or any other

announcements that may be required in such regard in

terms of the listings requirements as applicable from

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STERLITE INDS INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y8169X209

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the Balance Sheet as at 31 MAR              ISSUER            YES             FOR                  FOR

2010 and the profit and loss account of the Company

for the YE on that date and the report of the

Director's and Auditor's thereon

PROPOSAL #2: Declare a dividend on equity shares of          ISSUER            YES             FOR                  FOR

the Company for the FY 2009-2010

PROPOSAL #3.: Appointment of Mr. Anil Agarwal as a            ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #4: Appointment of Mr.Gaufam Doshi as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5: Appointment of Auditors, to hold office         ISSUER            YES             FOR                  FOR

from the conclusion of this AGM upto the conclusion

of the next AGM of the Company and approve to fix

their remuneration

PROPOSAL #6: Approve, pursuant to the provisions of          ISSUER            YES             FOR                  FOR

Articles 4 and 48 of the Articles of Association and

Sections 13, 16, 94 and 97 and other applicable

provisions if any, of the Companies Act, 1956

(including any amendments or re-enactment thereof),

to increase the authorized share capital of the

Company from INR 185 crores to INR 500 crores

PROPOSAL #7: Approve, pursuant to the provisions of          ISSUER            YES             FOR                  FOR

Article 4 and 48, of the Articles of Association of

the Company and Sections 13, 1 6, 94 and 97,and all

other applicable provisions, if any, of the Companies

 Act, 1956,  including any amendments thereof  and

subject to such approvals, consents, permissions and

sanctions, if any as may be required from any

authority and subject to such conditions as may be

agreed to by the Board of Directors of the Company

hereinafter referred to as the Board, which term

shall also include any committee thereof , consent of

 the Members be accorded for sub-dividing the equity

shares of the Company, including the paid-up shares,

such that each existing equity share of the Company

of the face value of INR 2 each be sub-divided into

two equity shares of the face value INR 1 each and

consequently, the authorized share capital of the

Company of INR 500 crores would comprise of 500

crores equity shares of INR 1 each; purs

PROPOSAL #CONT: of the Company, the issued,                        ISSUER             NO              N/A                  N/A

subscribed and paid up equity shares of face value

INR 2 each, shall stand sub-divided into equity

shares of face value of INR 1 each fully paid-up; and

 the sub-division of shares shall he effective and

simultaneous with the allotment of Bonus Shares by

the Board or as per the advice of the Stock

Exchanges; authorize the Board to do, perform and

execute all such acts. deeds, matters and things as

it may consider necessary, expedient, usual or proper

 to give effect to this resolution including but not

limited to fixing of the record date as per the

requirement of the Listing Agreement, execution of

all necessary documents with the Stock Exchanges and

PROPOSAL #CONT: CONT Depositories, Reserve Bank of            ISSUER             NO              N/A                  N/A

India and/or any other relevant statutory authority,

if any, cancellation or rectification of the existing

 physical share certificates in lieu of the old

certificates and to settle any question or difficulty

 that may arise with regard to the subdivision of the

 equity shares as aforesaid or for any matters

herewith or incidental hereto

PROPOSAL #8: Approve, pursuant to the provisions of          ISSUER            YES             FOR                  FOR

Sections 13, 16, 94 and 97 and all other applicable

provisions, if any, of the Companies Act, 1956,

including amendments thereto or re-enactment thereof,

 the Memorandum of Association of the Company as

specified: the existing Clause V of the Memorandum of

 Association of the Company be deleted by

substitution in its place and instead the specified

Clause as new Clause V  as specified ; the alteration

 to the Memorandum of Association shall be effective

and simultaneous with the allotment of Bonus Shares

by the Board of Directors or a Committee thereof;

authorize the Board of Directors of the Company or

any Committee thereof to do perform and execute all

such acts matters, deeds and things as it may

consider necessary, CONT

PROPOSAL #CONT: CONT expedient usual or proper to              ISSUER             NO              N/A                  N/A

give effect to this resolution including but not

limited to filing of necessary forms with the

Registrar of Companies and to comply with all other

requirements in this regard and for any matters

connected herewith or incidental hereto

PROPOSAL #9: Authorize the Board, pursuant to the              ISSUER            YES             FOR                  FOR

provisions of Article 116 of the Articles of

Association of the Company and upon the

recommendations of the Board of Directors made at

their meeting held on 26 APR 2010  hereinafter

referred to at the Board which term shall be deemed

to include any Committee of the Board of Directors

formed for the time being to exercise the powers

conferred on the Board of Directors in this behalf

and pursuant to the applicable provisions of the

Companies Act, 1956, and in accordance with the

Securities & Exchange Board of India  Issue of

Capitol and Disclosure Requirements  Regulations,

2009  the Regulations  and subject to such necessary

approvals, permissions and sanctions, as may be

required and subject to such terms and conditions as

may be specified while according such approvals, a

sum of INR 168,08,00,844 CONT

PROPOSAL #CONT: CONT out of the sum standing to the          ISSUER             NO              N/A                  N/A

credit of share premium 'account, forming part of

General Reserves of the Company, capitalized and

utilized for allotment of 1 Bonus equity share of INR

 1 credited as fully paid up for every, 1 eligible

existing fully paid  subdivided  equity share of INR

1 held by the Members and authorize the Board, to

appropriate the said sum for distribution to and

amongst the Members of the Company whose names appear

 in the Register of Members or as the beneficial

owners of the equity shares of the Company, in the

records of the Depositories at the close of business

on such date  hereinafter referred to as the Record

Date to be hereafter fixed by the Board and on the

basis and that the Bonus Shares so distributed shall,

 for all purposes, be treated as an increase in the

nominal amount CONT

PROPOSAL #CONT: CONT in the Capital of the Company,          ISSUER             NO              N/A                  N/A

held by each such member and not as income; approve

the new equity shares shall be allotted subject to

the Memorandum and Articles of Association of the

Company and shall in all respects rank pari passu

with the existing subdivided fully paid-up equity

shares of the Company, with a right, to participate

in dividend in full that may be declared after the

date of allotment of these equity shares as the Board

 may be determine; pursuant to Securities & Exchange

Board of India Issue of Capital and Disclosure

Requirements  Regulations, 2009, such number of bonus

 equity shares as in the same proportion  i.e. one

new fully paid by equity share of INR l for every one

 existing fully paid  sub-divided  equity shares of

INR l each held in the Company as on Record Date  be

reserved in favour of the holders of the CONT

PROPOSAL #CONT: CONT outstanding 4% Convertible                 ISSUER             NO              N/A                  N/A

Senior Notes  the Convertible Notes  issued by the

Company for issue and allotment at the time of

conversion in respect of such of those Convertible

Notes which may be lodged for conversion on or before

 the Record Date; authorize the Board in respect of

the outstanding Convertible Notes lodged for

conversion after the Record Date to make appropriate

adjustment in the conversion rate of shares to be

issued on conversion of such 'Convertible Notes' in

terms of the provisions of the concerned Offering

Circular so as to give the benefit of the Bonus

Issue, as aforesaid, to the holders of such

outstanding 'Convertible Notes' as well and to do all

 such things, deeds in this regard; to capitalize the

 required amount out of the Company's General Reserve

 Account/Securities Premium Account or such other

PROPOSAL #CONT: CONT as are permissible to he                     ISSUER             NO              N/A                  N/A

utilized for the purpose, as per the audited accounts

 of the Company for the financial YE 31 MAR 2009 and

that the said amount be transferred to the Share

Capital Account and be applied to issue and allotment

 of the said equity shares as Bonus Shares credited

as fully paid up; no letter of allotment shall, be

issued in respect of the said bonus shares but in the

 case of members who opt to receive the bonus shores

in dematerialized form, the bonus shares aforesaid

shall be credited to the beneficiary accounts of the

shareholders with their respective Depository

Participants within the stipulated time as may be

allowed by the appropriate authorities and in the

case of shareholders who opt to receive the bonus

shares in physical form, the share certificates CONT

PROPOSAL #CONT: CONT in respect thereof shall be                ISSUER             NO              N/A                  N/A

delivered within such time as may be allowed by the

appropriate authorities; to take necessary steps for

listing of the bonus shares so allotted on the stock

exchanges where the securities of the Company are

listed as per the provisions of the Listing

Agreements with the stock exchanges concerned, the

regulations and other applicable laws; authorize the

Board to do perform and execute all such acts, deeds,

 matters and things and to give from time to time

such directions as may be necessary, expedient, usual

 or proper and to settle any question or doubt that

may arise in relation there to or as the Board in its

 absolute discretion may think fit and its decision

shall be final and binding on all members and other

interest persons and to do all acts connected here

with or incidental hereto

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STERLITE INDUSTRIES (INDIA) LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y8169X209

  MEETING DATE:      7/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company [the Board which term shall include any

Committee which the Board of Directors may have

constituted or may hereafter constitute for the time

being for exercising the powers conferred on the

Board of Directors by this Resolution], pursuant to

the provisions of Section 81[1A] and all other

applicable provisions, if any, of the Companies Act,

1956 and any other laws, rules and regulations

[including any amendments thereto or re-enactments

thereof for the time being in force] as may be

applicable and subject to the provisions of the

Memorandum and Articles of Association of the Company

 and subject to such approvals, consents, permissions

 and sanctions of such statutory and/or regulatory

authorities, including of the Stock Exchanges in

terms of the Listing Agreements entered into by the

Company with the Stock Exchanges where the shares of

the Company are listed, as may be applicable, and

subject to such conditions and modifications as may

be prescribed by any of them in granting such

approvals, consents, permissions and sanctions which

may be agreed and pursuant to the provisions of the

SEBI Guidelines for Qualified Institutions Placement

[QIP] under Chapter XIII-A of the SEBI [Disclosure

and Investor Protection] Guidelines, 2000 for the

time being in force, whether or not such QIBs are

members of the Company, the consent of the members be

 and is hereby accorded to the Board to create,

offer, issue and allot in one or more

placements/tranches to Qualified Institutional Buyers

 [QIB] as defined in sub clause [XXIVA] of Clause 1.2

 of SEBI [Disclosure and Investor Protection]

Guidelines, 2000 for the time being in force, equity

shares and/or fully convertible debentures and/or

partly convertible debentures and/or non-convertible

debentures with warrants, and/or any securities

[other than warrants], which are convertible into or

exchangeable with equity shares at a later date [the

Securities] at such time or times as the Board may

hereafter decide and at a price to be determined by

the Board in accordance with Clause 13A.3 of SEBI

Guidelines for Qualified Institutions Placement

specified under Chapter XIII-A of SEBI [Disclosure

and Investor Protection] Guidelines, 2000 for the

time being in force, provided that the issue of

Securities as aforesaid shall not result in increase

of the issued, subscribed and paid-up capital of the

Company by more than 25% [twenty five per cent] of

the then post issue, issued, subscribed and paid-up

equity share capital of the Company; approve in

accordance with Clause 13A.2.2 of Chapter XIII-A of

SEBI [Disclosure and Investor Protection] Guidelines,

 2000, for the time being in force, a minimum of 10%

of the securities issued pursuant to said guidelines

shall be allotted to mutual funds and if no mutual

fund is agreeable to take up the minimum portion or

any part thereof, then such minimum portion or part

thereof may be allotted to other Qualified

Institutional Buyers; approve the relevant date for

PROPOSAL #S.2: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Section 81[1A] and all other applicable

 provisions, if any, of the Companies Act, 1956 and

any other laws, rules and regulations [including any

amendments thereto or re-enactments thereof for the

time being in force] as may be applicable and subject

 to the provisions of the Memorandum and Articles of

Association of the Company and subject to such

approvals, consents, permissions and sanctions of

such statutory and/or regulatory authorities,

including of the Reserve Bank of India and/or Stock

Exchanges in terms of the listing Agreements entered

into by the Company with the Stock Exchanges where

the shares of the Company are listed, as may be

applicable, and subject to such conditions and

modifications, as may be prescribed by any of them in

 granting such approvals, consents, permissions and

sanctions which may be agreed to by the Board of

Directors of the Company [the Board which term shall

include any Committee which the Board of Directors

may have constituted or may hereafter constitute for

the time being for exercising the powers conferred on

 the Board of Directors by this Resolution], to

create, offer, issue and allot in any security

including Global Depositary Receipts [GDRs], American

 Depositary Receipts [ADRs] convertible into equity

shares, preference shares whether cumulative /

redeemable / convertible at the option of the Company

 and / or the option of the holders of the security

and / or securities linked to equity shares /

preference shares and/or any other instrument or

securities representing convertible securities such

as Foreign Currency Convertible Bonds [FCCBs]

debentures or warrants convertible or like

instruments of a type issued in international

jurisdictions in offerings of this nature, whether

convertible into or exchangeable with depositary-

receipts for underlying equity shares/equity shares

/preference shares, [the Securities] to be subscribed

 by foreign/domestic investors/ institutions and/or

corporate bodies/entities including mutual funds,

banks, insurance companies and / or individuals or

otherwise, whether or not such

persons/entities/investors are members of the Company

 whether in one or more currency, such issue and

allotment to be made at such time or times in one or

more tranche or tranches, at par or at such price or

prices, and on such terms and conditions and in such

manner as the Board may, in its absolute discretion

think fit, in consultation with the lead managers,

underwriters, advisors or other intermediaries

provided that the issue of Securities as aforesaid

shall not result in increase of the issued,

Subscribed and Paid-up Capital of the Company by more

 than 25% of the then post-issue, Issued, subscribed

and paid-up equity share capital of the Company;

approve without prejudice to the generality of the

above, the issue of Securities may have all or any

terms or combination of terms including conditions in

 relation to payment of interest, additional

interest, premium on redemption, prepayment and any

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STERLITE INDUSTRIES (INDIA) LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y8169X209

  MEETING DATE:      9/19/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009 and the profit and loss account of the

 Company for the YE on that date and the report of

the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on the equity shares        ISSUER            YES             FOR                  FOR

 for the FY 2008-2009

PROPOSAL #3.: Re-appoint Mr. Berjis Desai as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Sandeep Junnarkar as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint the Auditors to hold office              ISSUER            YES             FOR                  FOR

from the conclusion of this AGM up to the conclusion

of the next AGM of the Company and approve to fix

their remuneration

PROPOSAL #6.: Appoint Mr. D. D. Jalan as a Director          ISSUER            YES             FOR                  FOR

of the Company, who is not liable to retire by

PROPOSAL #7.: Approve, subject to the provisions of          ISSUER            YES             FOR                  FOR

Section 198, 269, 309,310 and other applicable

provisions if any of the Companies Act, 1956 and

Schedule XIII thereof [inducing any statutory

modifications and re-enactment thereof, for the time

being in force], the appointment of Mr. D. D. Jalan

as a Whole Time Director of the Company from 24 DEC

2008 to 23 DEC 2010 on the terms and conditions

including remuneration as specified, with authority

to the Board of Directors to vary or increase the

remuneration and perquisites payable or to be

provided to Mr. D. D. Jalan including any monetary

value thereof to the extent the Board of Directors

may consider appropriate and to alter and vary the

terms and conditions of the agreement entered into by

 the Company with Mr. D. D. Jalan, as may be agreed

between the Board of Directors and Mr. D. D. Jalan;

resolved further that in the event of absence or

inadequacy of profits in any FY, the Company shall

remunerate Mr. D. D. Jalan, minimum remuneration

which will be by way of salary, perquisites or any

other allowance as specified in the Agreement and in

accordance with the applicable provisions of the

Companies Act 1956; authorize the Board of Directors

of the Company to do all such acts, deeds and matters

 and things as in its absolute discretion it may

consider necessary expedient or desirable to give

effect to this resolution and also to revise the

remuneration of the Whole time Director within the

PROPOSAL #S.8: Approve, subject to the provisions of         ISSUER            YES             FOR                  FOR

Sections 198 and 309 and all other applicable

provisions if any, of the Companies Act, 1956,

[including any amendment thereto for the time being

in force], the payment of commission to the Non-

Executive Directors of the Company [other than the

Managing Director and Whole Time Director, if any] as

 may be decided by the Board, from time to time but

not exceeding 1% per annum of the net profits of the

Company calculated in accordance with the provisions

of the Act, such commission be divisible amongst the

Directors in such proportion and in such manner as

may be decided by the Board of Directors of the

Company for the period of 5 years commencing from 01

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STX OFFSHORE & SHIPBUILDING CO LTD

  TICKER:                  N/A                 CUSIP:   Y8177L106

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 43th income statement,                 ISSUER            YES             FOR                  FOR

Balance sheet and the disposition of retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Yoonwoo Lee, Eakhyun Nam,            ISSUER            YES             FOR                  FOR

Joonbong Lee as the External Directors

PROPOSAL #4: Election of Yoonwoo Lee, Joonbong Lee as        ISSUER            YES             FOR                  FOR

 the Members of Audit Committee

PROPOSAL #5: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STX PAN OCEAN CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y81718101

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements of the Company for the YE 31 DEC 2009 and

 the Directors' report and the Auditors report

thereon, and declare a final dividend of USD 0.088

per ordinary share less income tax of 22.0% for the

PROPOSAL #2.: Appointment of Mr. Seon Ryung Bae as a         ISSUER            YES             FOR                  FOR

Director of the Company and the

PROPOSAL #3.: Re-appointment of Mr. Yun Jae Baek as a        ISSUER            YES             FOR                  FOR

 Member of the Audit Committee of the Company

pursuant to Korea Commercial Law 542-12 2

PROPOSAL #4.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

of up to KRW 20,000,000,000 for the YE 31 DEC 2010

PROPOSAL #5.: Approve the renewal of general mandate         ISSUER            YES             FOR                  FOR

for the interested person transactions

PROPOSAL #6.: Approve the renewal of general mandate         ISSUER            YES             FOR                  FOR

for the issue of new shares and/or convertible

securities

PROPOSAL #S.7: Amend the Articles 9, 11, 12, 14, 16,         ISSUER            YES             FOR                  FOR

17, 18, 22, 24, 30, 31, 37, 38, 44, 45, 46 and 48 of

the Articles of Association as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUN PHARMACEUTICAL INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y8523Y141

  MEETING DATE:      9/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009, the profit & loss account for the YE

on that date and the reports of the Board of

Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares;            ISSUER            YES             FOR                  FOR

the actual equity dividend to be declared by the

shareholders at the 17th AGM will be for only equity

shares other than the equity shares in respect of

which the equity shareholder(s) has/have

waived/forgone his/their right to receive the

dividend for the FYE 31 MAR 2009 in accordance with

the specified Rules framed by the Board

PROPOSAL #3.: Re-appoint Shri. Dilip S. Shanghvi as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri. Keki M. Mistry as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Messrs. Deloitte Haskins &          ISSUER            YES             FOR                  FOR

Sells, Chartered Accountants, Mumbai as the Auditors

of the Company and authorize the Board of Directors

to fix their remuneration

PROPOSAL #S.6: Authorize, pursuant to Section 314 and        ISSUER            YES             FOR                  FOR

 other applicable provisions, if any, of the

Companies Act, 1956 including statutory modification

or re-enactment thereof for the time being in force

and as may be enacted from time to time and subject

to such approvals, permissions and sanctions, if

required and as may be necessary, Ms. Khyati S.

Valia, who is a relative of a Director to hold an

office or place of profit under the Company as a

management Trainee or with such designation as the

Board of Directors of the Company may, from time to

time, decide upon a monthly basic salary and other

allowances, benefits, amenities and facilities with

effect from 01 FEB 2009 upto the monthly remuneration

 of INR 50,000 or such other permissible total

monthly remuneration that may be prescribed in this

behalf from time to time under Section 314 of the

Companies Act, 1956; and pursuant to Section 314 and

other applicable provisions, if any, of the Companies

 Act, 1956 including statutory modification or re-

enactment thereof for the time being in force and as

may be enacted from time to time, the Directors'

Relatives [Office or Place of Profit] Rules, 2003 and

 as recommended/approved by the Selection Committee

at its Meeting held on 30 MAY 2009 and subject to

such approvals including the approval of the Central

Government, as may be required, for his appointment

and revision of his remuneration for a period of five

 years from 01 APR 2010, upto a maximum remuneration

[excluding reimbursement of expenses, if any] of INR

20,00,000 per annum as specified which shall be

deemed to form part hereof with liberty and authorize

 the Board of Directors to alter and vary the terms

and conditions of the said appointment and

remuneration from time to time; and authorize the

Board of Directors of the Company to promote him to

higher cadres and/or to sanction him increments

and/or accelerated increments within the said cadre

or higher cadre as and when the Board of Directors

deem fit, subject, however, to the rules and

regulations of the Company, in force, from time to

time, including with the approval of the Central

Government, as may be required, pursuant to the

provisions of Section 314(1B) and other applicable -

provisions of the Companies Act, 1956; and to take,

perform and execute such further steps, acts, deeds

and matters, as may be necessary, proper or expedient

 to give effect to this resolution; and to agree to

such modification and/or variation as may be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SURGUTNEFTEGAZ OJSC, SURGUT

  TICKER:                  N/A                 CUSIP:   868861204

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report of OJSC                   ISSUER            YES             FOR                  FOR

Surgutneftegas for 2009

PROPOSAL #2: Approve annual accounting statements of         ISSUER            YES             FOR                  FOR

OJSC Surgutneftegas, including profit and loss

statement for 2009

PROPOSAL #3: Approve the distribution of profit  loss        ISSUER            YES             FOR                  FOR

  of OJSC Surgutneftegas for 2009; declare dividend

payment for 2009: for a preferred share OJSC

Surgutneftegas -1.0488 rubles, for an ordinary share

of OJSC Surgutneftegas -0.45 rubles; dividend payment

 shall be carried out in accordance with the

procedure recommended by the Board of Directors; the

date when dividend payment is commenced is 01 JUL

2010; the date when dividend payment is terminated is

PROPOSAL #0: PLEASE NOTE THAT CUMULATIVE VOTING                 ISSUER             NO              N/A                  N/A

APPLIES TO THIS RESOLUTION REGARDING THE ELECTION OF

DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED

FOR THIS MEETING. PLEASE NOTE THAT ONLY A VOTE FOR

THE DIRECTOR WILL BE CUMULATED. PLEASE CONTACT YOUR

CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY

PROPOSAL #4.1: Election of Ananiev Sergei Alekseevich        ISSUER            YES             FOR                  FOR

 as a member of OJSC 'Surgutneftegas' Board of

PROPOSAL #4.2: Election of Bogdanov Vladimir                       ISSUER            YES             FOR                  FOR

Leonidovich as a member of OJSC 'Surgutneftegas'

Board of Directors

PROPOSAL #4.3: Election of Bulanov Alexander                       ISSUER            YES             FOR                  FOR

Nikolaevich as a member of OJSC 'Surgutneftegas'

Board of Directors

PROPOSAL #4.4: Election of Gorbunov Igor Nikolaevich         ISSUER            YES             FOR                  FOR

as a member of OJSC 'Surgutneftegas' Board of

PROPOSAL #4.5: Election of Druchinin Vladislav                   ISSUER            YES             FOR                  FOR

Egorovich as a member of OJSC 'Surgutneftegas' Board

of Directors

PROPOSAL #4.6: Election of Egorov Oleg Yurievich as a        ISSUER            YES             FOR                  FOR

 member of OJSC 'Surgutneftegas' Board of Directors

PROPOSAL #4.7: Election of Erokhin Vladimir Petrovich        ISSUER            YES             FOR                  FOR

 as a member of OJSC 'Surgutneftegas' Board of

PROPOSAL #4.8: Election of Matveev Nikolai Ivanovich         ISSUER            YES             FOR                  FOR

as a member of OJSC 'Surgutneftegas' Board of

PROPOSAL #4.9: Election of Medvedev Nikolai                        ISSUER            YES             FOR                  FOR

Yakovlevich as a member of OJSC 'Surgutneftegas'

Board of Directors

PROPOSAL #4.10: Election of Rezyapov Alexander                   ISSUER            YES             FOR                  FOR

Filippovich as a member of OJSC 'Surgutneftegas'

Board of Directors

PROPOSAL #5.1: Election of Komarova Valentina                     ISSUER            YES             FOR                  FOR

Panteleevna as a member of OJSC 'Surgutneftegas'

Auditing Committee

PROPOSAL #5.2: Election of Oleynik Tamara Fedorovna          ISSUER            YES             FOR                  FOR

as a member of OJSC 'Surgutneftegas' Auditing

PROPOSAL #5.3: Election of Pozdnyakova Vera                        ISSUER            YES             FOR                  FOR

Aleksandrovna as a member of OJSC 'Surgutneftegas'

Auditing Committee

PROPOSAL #6: Approve the Limited Liability Company            ISSUER            YES             FOR                  FOR

Rosekspertiza as the Auditor of OJSC Surgutneftegas

for 2010

PROPOSAL #7: Approve the transactions which may be            ISSUER            YES         AGAINST           AGAINST

conducted in the future between OJSC Surgutneftegas

and its affiliated parties in the course of its

ordinary business activity, provided that the above

mentioned transactions comply with the following

requirements; the transaction is aimed at performing

the types of activities stipulated by the Company's

Articles of Association, and the amount of

transaction is within the amount of the transaction

the individual executive body of OJSC Surgutneftegas

is entitled to perform in compliance with the Federal

 Law on joint stock companies; this resolution

remains valid till the OJSC Surgutneftegas Annual

General Shareholders' Meeting for 2010

PROPOSAL #8: Amend the Item 1.2 as specified                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SURGUTNEFTEGAZ OJSC, SURGUT

  TICKER:                  N/A                 CUSIP:   X8799U113

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of annual report                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approval of balance sheet, profit and          ISSUER             NO              N/A                  N/A

loss statement

PROPOSAL #3.: Approval of profit and loss                            ISSUER             NO              N/A                  N/A

distribution and dividend payment at RUB 0.45 per

ordinary share and RUB 1.0488 per preferred share for

PROPOSAL #4.: Election of Board of Directors                       ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of Audit Commission                           ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Approval of External Auditor                           ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Approval of interested party                          ISSUER             NO              N/A                  N/A

transactions which can be concluded in the future in

the process of business activity

PROPOSAL #8.: Introduction of amendments and addenda         ISSUER             NO              N/A                  N/A

into the Charter of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUZANO PAPEL E CELULOSE SA

  TICKER:                  N/A                 CUSIP:   P06768165

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To examine, discuss and vote upon the            ISSUER             NO              N/A                  N/A

board of directors annual report, the financial

statements and independent auditors report relating

to FYE 31 DEC 2009

PROPOSAL #2: To decide on the allocation of the net          ISSUER             NO              N/A                  N/A

profits from the FY

PROPOSAL #3: Elect the Members of the Board of                   ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Elect the Members of the Finance                     ISSUER            YES             FOR                  FOR

Committee, and approve their respective

PROPOSAL #5: To set the global remuneration of the            ISSUER             NO              N/A                  N/A

Company Directors for the 2010

PROPOSAL #6: To decide on the newspapers in which              ISSUER             NO              N/A                  N/A

company notices will be published

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUZLON ENERGY LTD

  TICKER:                  N/A                 CUSIP:   Y8315Y119

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the Issue of Foreign

Currency Convertible Bonds and Ordinary Shares

[through Depository Receipt Mechanism] Scheme, 1993,

as amended, and the press note F.No. 9/3/2009-ECB

issued by the Ministry of Finance, Government of

India dated 15th FEB 2010, and such other rules and

regulations, circulars, clarifications, press notes

as may be issued by the Reserve Bank of India or the

Ministry of Finance, Government of India or any other

 regulator from time to time, to revise the

conversion price and/or the fixed exchange rate of

the following outstanding series of foreign currency

convertible bonds ['FCCBs'] issued by the Company,

including by amending the terms and conditions of the

 FCCBs if required: the USD 300,000,000 zero coupon

convertible bonds due JUN 2012; and the USD

200,000,000 zero coupon convertible bonds due OCT

2012; and authorize the Board or the Securities Issue

 Committee of the Board of Directors or any other

duly constituted committee of the Board of Directors

to do all such acts, deeds, matters and things as it

may in its absolute discretion deem necessary, proper

 or desirable and further to do all such acts, deeds,

 matters and things and to finalize and execute all

documents and writings as may be necessary, proper,

desirable or expedient as it may deem fit and to give

 such directions and/or instructions as it may from

time to time decide and that all or any of the powers

 conferred on the Board vide this resolution may

exercised by the Board or Securities Issue Committee

or such committee thereof as the Board may constitute

 in this behalf from time to time; and subject to

applicable laws, regulations, guidelines, circulars,

notifications, press notes, for the purpose of giving

 effect to the aforesaid resolution, to do all such

acts, deeds, matters and things and authorize signing

 and execution of deeds, documents, letters and such

other papers, as may be necessary, desirable and

expedient as it may in its absolute discretion deem

fit or necessary or desirable with power on behalf of

 the Company to settle any questions, difficulties or

 doubts that may arise in this regard without

requiring the Board to secure any further consent or

approval of the members of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SYNNEX TECHNOLOGY INTL CORP

  TICKER:                  N/A                 CUSIP:   Y8344J109

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.42 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 100

for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  T. SISE VE CAM FABRIKALARI A.S.

  TICKER:                  N/A                 CUSIP:   M9013U105

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to form the Presidency of Board         ISSUER             NO              N/A                  N/A

and authorize the Board Members to sign the minutes

of the meeting

PROPOSAL #2: Receive the reports of Board Members,            ISSUER             NO              N/A                  N/A

the Auditors and the Independent Audit Firm

PROPOSAL #3: Approve the income statement                             ISSUER             NO              N/A                  N/A

PROPOSAL #4: Approve the determination on dividend            ISSUER             NO              N/A                  N/A

distribution

PROPOSAL #5: Approve to release the Board Members and        ISSUER             NO              N/A                  N/A

 the Auditors

PROPOSAL #6: Election of the Board Members                           ISSUER             NO              N/A                  N/A

PROPOSAL #7: Election of the Auditors                                    ISSUER             NO              N/A                  N/A

PROPOSAL #8: Approve to permit the Board Members as          ISSUER             NO              N/A                  N/A

per items 334 and 335 of tcc

PROPOSAL #9: Approve the determination on wages of            ISSUER             NO              N/A                  N/A

Board Members

PROPOSAL #10: Approve the determination on wages of          ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #11: Approve to inform about donations                  ISSUER             NO              N/A                  N/A

PROPOSAL #12: Approve the determination on amendment         ISSUER             NO              N/A                  N/A

of related items of Articles of Association

PROPOSAL #13: Approve the informing about pledges,            ISSUER             NO              N/A                  N/A

pawns, collaterals and mortgages given to third

PROPOSAL #14: Approve the determination on                          ISSUER             NO              N/A                  N/A

Independent Audit Firm

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAEWOONG CO LTD

  TICKER:                  N/A                 CUSIP:   Y8365T101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Approve the partial Amendment to the            ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4.: Approval the limit of remuneration for         ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIHAN ELECTRIC WIRE CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y8373R105

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect Yoon Seok Seol as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect Jung Wan Lee as an External                 ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAISHIN FINANCIAL HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y84086100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

consolidated financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution:         ISSUER            YES             FOR                  FOR

stock dividend: 110 FOR 1,000 shares held

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings

PROPOSAL #B51.1: Election of Thomas T.L. Wu as a                ISSUER            YES             FOR                  FOR

Director, Bo-Ri Co., LTD. Shareholder NO.:016576

PROPOSAL #B51.2: Election of  Weijian Shan as a                 ISSUER            YES             FOR                  FOR

Director, Tpg Newbridge Taishin Holdings I, Ltd.

Shareholder No:323342

PROPOSAL #B51.3: Election of  Jui-Sung Kuo as a                 ISSUER            YES             FOR                  FOR

Director, Tong Shan Investment Co. Ltd Shareholder

No.:014122

PROPOSAL #B51.4: Election of  Cheng-Ching Wu as a              ISSUER            YES             FOR                  FOR

Director, Tai-Ho Investment Co. Ltd. Shareholder

No.:070384

PROPOSAL #B51.5: Election of Steve S.F. Shieh as a            ISSUER            YES             FOR                  FOR

Director, Hsiang-Chao Investment Co. Ltd. Shareholder

 No:345123

PROPOSAL #B51.6: Election of  Keh-Hsiao Lin as a                ISSUER            YES             FOR                  FOR

Director, Pan City Co., Ltd. Shareholder No:000004

PROPOSAL #B52.1: Election of  Chih Kang Wang as an            ISSUER            YES             FOR                  FOR

Independent Director shareholder No: F103335168

PROPOSAL #B52.2: Election of  Lin Neng Pai as an                ISSUER            YES             FOR                  FOR

Independent Director shareholder No: R100981774

PROPOSAL #B53.1: Election of  Chu-Chan Wang as a                ISSUER            YES             FOR                  FOR

Supervisor, Master Advisor Management Consulting Co.,

 Ltd. Shareholder No:014144

PROPOSAL #B53.2: Election of  Long-Su Lin as a                   ISSUER            YES             FOR                  FOR

Supervisor, Taishin International Investment and

Development Co. Ltd. Shareholder No:276571

PROPOSAL #B.6: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN BUSINESS BANK

  TICKER:                  N/A                 CUSIP:   Y8414R106

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings   proposed stock dividend :40

shares for 1,000 shares held

PROPOSAL #B.6: Approve to revise the rules of                     ISSUER            YES             FOR                  FOR

shareholder meeting

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN CEMENT CORP

  TICKER:                  N/A                 CUSIP:   Y8415D106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business reports and                       ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board Meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve The 2009 Profit Distribution;         ISSUER            YES             FOR                  FOR

Proposed Cash Dividend: TWD 1.8 Per Share New

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve to adjust the investment quota        ISSUER            YES             FOR                  FOR

 in People's Republic of China

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN COOPERATIVE BANK

  TICKER:                  N/A                 CUSIP:   Y83749104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Receive the 2009 business reports and         ISSUER            YES             FOR                  FOR

 financial statements

PROPOSAL #B.2: Approve the 2009 Profit Distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend:  TWD 0.2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from  retained earnings and capital reserves 1,000

shares held; proposed bonus issue: 40 for 1,000

shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the proposal of splitting the         ISSUER            YES             FOR                  FOR

securities department into a newly Company (unlisted)

PROPOSAL #B61.1: Election of Gee, Keh-Chang,                       ISSUER            YES             FOR                  FOR

ID:A100536542 as an Independent Director

PROPOSAL #B61.2: Election of Huang, Ming-Sheng,                 ISSUER            YES             FOR                  FOR

ID:L121229078 as an Independent Director

PROPOSAL #B61.3: Election of Lee, Mao, ID:P101582997         ISSUER            YES             FOR                  FOR

as an Independent Director

PROPOSAL #B61.4: Election of Yang, Chaw,                              ISSUER            YES             FOR                  FOR

ID:K101050675 as an Independent Director

PROPOSAL #B62.1: Election of Liu, Teng-Cheng,                     ISSUER            YES             FOR                  FOR

ID:N102493765 as a Director

PROPOSAL #B62.2: Election of Tsai, Chiu-Jung,                     ISSUER            YES             FOR                  FOR

ID:U100406537 as a Director

PROPOSAL #B62.3: Election of Wu, Shui-Yuan,                        ISSUER            YES             FOR                  FOR

ID:B120069347 as a Director

PROPOSAL #B62.4: Election of Chen, Kuo-Tay,                        ISSUER            YES             FOR                  FOR

ID:R102516104 as a Director

PROPOSAL #B62.5: Election of Tsai, Yen-Shu,                        ISSUER            YES             FOR                  FOR

ID:N102491583 as a Director

PROPOSAL #B62.6: Election of Chang, Pei-Chih,                     ISSUER            YES             FOR                  FOR

ID:A100616107 as a Director

PROPOSAL #B62.7: Election of Chan, Ting-jeng,                     ISSUER            YES             FOR                  FOR

ID:P120356275 as a Director

PROPOSAL #B62.8: Election of Fann, Dai-Ming,                       ISSUER            YES             FOR                  FOR

ID:J220166046 as a Director

PROPOSAL #B63.1: Election of Huang, Shou-Tzuoo,                 ISSUER            YES             FOR                  FOR

ID:X100075506 as a Supervisor

PROPOSAL #B63.2: Election of Chen, Len-E,                            ISSUER            YES             FOR                  FOR

ID:C100153072 as a Supervisor

PROPOSAL #B63.3: Election of Chen, E-Dawn,                          ISSUER            YES             FOR                  FOR

ID:U200237847 as a Supervior

PROPOSAL #B.7: Approve the proposal to release the           ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

Competitive  Business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN FERTILIZER CO LTD

  TICKER:                  N/A                 CUSIP:   Y84171100

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #a.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #b.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #b.2: Approve the profit distribution, cash         ISSUER            YES             FOR                  FOR

dividend: TWD 1.4 per share

PROPOSAL #b.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #b.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of  monetary loans,  endorsement and guarantee

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN GLASS IND CORP

  TICKER:                  N/A                 CUSIP:   Y8420M109

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business reports                              ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports reviewed by          ISSUER             NO              N/A                  N/A

Supervisors

PROPOSAL #1.3: The status of the investment                         ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Ratify the 2009 audited reports                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Ratify the 2009 earnings distribution         ISSUER            YES             FOR                  FOR

proposal [proposed cash dividend: TWD 0.2 /shares]

PROPOSAL #2.3: Approve to raise capital by issuing            ISSUER            YES             FOR                  FOR

new shares from earnings [proposed stock dividend: 30

 shares/1000 shares]

PROPOSAL #2.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

loan to other parties

PROPOSAL #2.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN MOBILE CO LTD

  TICKER:                  N/A                 CUSIP:   Y84153215

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 5.03 per share

PROPOSAL #B.3: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN SEMICONDUCTOR MFG CO  LTD

  TICKER:                  N/A                 CUSIP:   Y84629107

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the business of         ISSUER             NO              N/A                  N/A

2009

PROPOSAL #A.2: Receive the 2009 audited reports                 ISSUER             NO              N/A                  N/A

reviewed by the Supervisors

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 earnings                              ISSUER            YES             FOR                  FOR

distribution; proposed cash dividend: TWD 3 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the policies and              ISSUER            YES             FOR                  FOR

procedures for financial derivatives transactions

PROPOSAL #B.5: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN SEMICONDUCTOR MFG. CO. LTD.

  TICKER:                  TSM                 CUSIP:   874039100

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO ACCEPT 2009 BUSINESS REPORT AND                ISSUER            YES             FOR                  FOR

FINANCIAL STATEMENTS

PROPOSAL #02: TO APPROVE THE PROPOSAL FOR                            ISSUER            YES             FOR                  FOR

DISTRIBUTION OF 2009 PROFITS

PROPOSAL #03: TO REVISE THE ARTICLES OF INCORPORATION        ISSUER            YES             FOR                  FOR

PROPOSAL #04: TO REVISE THE POLICIES AND PROCEDURES          ISSUER            YES             FOR                  FOR

FOR FINANCIAL DERIVATIVES TRANSACTIONS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TALAAT MOUSTAFA GROUP HOLDING, CAIRO

  TICKER:                  N/A                 CUSIP:   M8763H108

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the Board of Directors' report for        ISSUER             NO              N/A                  N/A

 the Company's activity for the FYE 31 DEC 2009

PROPOSAL #2: Approve the Financial Auditor Report for        ISSUER             NO              N/A                  N/A

 the same period of time

PROPOSAL #3: Approve the Company's financial                       ISSUER             NO              N/A                  N/A

statements for the same period

PROPOSAL #4: Approve to release the Board of                       ISSUER             NO              N/A                  N/A

Directors from responsibilities for the YE 2009

PROPOSAL #5: Approve the donations took place at the         ISSUER             NO              N/A                  N/A

year 2009

PROPOSAL #6: Approve the hiring of Financial Auditor         ISSUER             NO              N/A                  N/A

for the year 2010 and determine his fees

PROPOSAL #7: Approve to determine Board of Directors         ISSUER             NO              N/A                  N/A

bonuses and allowances for the year 2010

PROPOSAL #8: Authorize the Board of Directors to make        ISSUER             NO              N/A                  N/A

 donations more than EGP 1000 in the year 2010

PROPOSAL #9: Authorize the Board of Directors to make        ISSUER             NO              N/A                  N/A

 compensation contracts

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TALAAT MOUSTAFA GROUP HOLDING, CAIRO

  TICKER:                  N/A                 CUSIP:   M8763H108

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to decrease the Company's                 ISSUER             NO              N/A                  N/A

issued capital with the value of the treasury stocks

bought from more than 1 year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAM S A

  TICKER:                  N/A                 CUSIP:   P8947T132

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: To examine, discuss and vote upon the            ISSUER             NO              N/A                  N/A

board of directors annual report, the financial

statements and independent auditors report relating

to FYE DEC 31, 2009

PROPOSAL #B: Destination of the YE results of 2009            ISSUER             NO              N/A                  N/A

the distribution of dividends and interest over

PROPOSAL #C: Election of the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #D: To set the global remuneration of the            ISSUER             NO              N/A                  N/A

company directors for the 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TANJONG PLC

  TICKER:                  N/A                 CUSIP:   G8668W116

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Annual Report and audited          ISSUER            YES             FOR                  FOR

financial statements of the Company and of the Group

for the YE 31 JAN 2009 and the Reports of the

Directors and Auditors thereon

PROPOSAL #2.: Approve the Directors' Remuneration              ISSUER            YES             FOR                  FOR

Report for the YE 31 JAN 2009, as specified

PROPOSAL #3.: Declare a final dividend of 20 sen                ISSUER            YES             FOR                  FOR

gross per share less Malaysian Income Tax at 25% in

respect of the YE 31 JAN 2009

PROPOSAL #4.: Re-elect Khoo Teik Chooi as Director of        ISSUER            YES         AGAINST           AGAINST

 the Company, who retires by rotation in accordance

with Articles 74 and 75 of the Company's Articles of

Association

PROPOSAL #5.: Re-elect Augustus Ralph Marshall, as            ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires in accordance

with Article 75 of the Company's Articles of

Association

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company and authorize the

Directors to set their remuneration

PROPOSAL #7.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to allot relevant securities [within the meaning of

Section 80 of the Companies Act 1985 of Great

Britain] up to an aggregate nominal amount of GBP

3,024,420.90[Authority shall expire at the conclusion

 of the next AGM of the Company after the passing of

this resolution [unless previously revoked or varied

by the Company in general meeting]] save that the

Company may, before such expiry, make an offer or

agreement which would or might require relevant

securities to be allotted after such expiry and the

Directors may allot relevant securities in pursuance

of such an offer or agreement as if the authority

conferred hereby had not expired

PROPOSAL #S.8: Authorize the Directors of the                     ISSUER            YES         AGAINST           AGAINST

Company, subject to the passing of the preceding

resolution, pursuant to Section 95 of the Companies

Act 1985 of Great Britain, to allot equity securities

 [within the meaning of Section 94 of the said Act]

for cash pursuant to the authority conferred by the

preceding resolution and/or where such allotment

constitutes an allotment of equity securities by

virtue of Section 94[3A] of the said Act, as if sub-

section [1] of Section 89 of the said Act did not

apply to any such allotment, provided that this power

 shall be limited to: [a] the allotment of equity

securities in connection with a rights issue, open

offer or any other pre-emptive offer or a scrip

dividend alternative, in favour of ordinary

shareholders [excluding any shareholder holding

shares as treasury shares], where the equity

securities respectively attributable to the interests

 of such ordinary shareholders on a fixed record date

 are proportionate [as nearly as may be] to the

respective numbers of ordinary shares held by them

[subject in either case to such exclusions or other

arrangements as the Board may deem necessary or

expedient to deal with fractional entitlements or

legal or practical problems arising in any overseas

territory, the requirements of any regulatory body or

 stock exchange or any other matter whatsoever]; and

[b] the allotment [otherwise than pursuant to sub-

paragraph [a] above] of equity securities up to an

aggregate nominal value of GBP 3,024,420.90 and shall

 expire at the conclusion of the next AGM of the

Company after the passing of this resolution, save

that the Company may, before such expiry, make an

offer or agreement which would or might require

equity securities to be allotted after such expiry

and the Board may allot equity securities in

pursuance of such an offer or agreement as if the

PROPOSAL #S.9: Appoint a person as a Director, for a         ISSUER            YES             FOR                  FOR

general meeting other than an AGM and a general

meeting called on not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TATA MOTORS LTD

  TICKER:                  N/A                 CUSIP:   Y85740143

  MEETING DATE:      8/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit            ISSUER            YES             FOR                  FOR

and loss account for the YE 31 MAR 2009 and the

balance sheet as at that date together with the

report of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on ordinary shares          ISSUER            YES             FOR                  FOR

and 'A' ordinary shares

PROPOSAL #3.: Re-appoint Mr. N.N. Wadia as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. S.M. Palia as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint the Auditors and approve to fix        ISSUER            YES             FOR                  FOR

 their remuneration

PROPOSAL #6.: Appoint Mr. N. Munjee as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #7.: Appoint Mr. S. Bhargava as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #8.: Appoint Mr. V.K. Jairath as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #9.: Appoint Mr. Ravi Kant as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #10.: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 269, 309, 310 and other applicable

provisions, if any, of the Companies Act, 1956 [the

Act] read with Schedule XIII of the Act, the Company

and the appointment and terms of remuneration of Mr.

P.M. Telang as the Managing Director India Operations

 of the Company for of period from 02 JUN 2009 to 21

JUN 2012 upon the terms and conditions, including the

 remuneration to be paid in the event of inadequacy

of profits in any FY as specified, with liberty to

the Directors to alter and vary the terms and

conditions of the said appointment in such manners as

 may be agreed to between the Directors and Mr.

Telang; and authorize the Board of Directors or a

Committee thereof of the Company to take all such

steps as may be necessary, proper and expedient to

give effect to this resolution

PROPOSAL #11.: Appoint, pursuant to the provisions of        ISSUER            YES         AGAINST           AGAINST

 Section 257 of the Companies Act, 1956, Mr. R.L.

Choudhary as a Director of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TATA POWER CO LTD

  TICKER:                  N/A                 CUSIP:   Y85481128

  MEETING DATE:      8/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit            ISSUER            YES             FOR                  FOR

and loss account for the YE 31 MAR 2009, the balance

sheet as at that date together with the reports of

the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on Equity Shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. R. N. Tata as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Dr. H. S. Vachha as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. R. K. Misra as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint the Auditors and approve to fix        ISSUER            YES             FOR                  FOR

 their remuneration

PROPOSAL #7.: Appoint Mr. A. K. Basu as a Director,          ISSUER            YES             FOR                  FOR

who holds office upto the date of the forthcoming AGM

 of the Company under Section 260 of the Companies

Act, 1956 [the Act] but who is eligible for

appointment and in respect of whom the Company has

received a notice in writing under Section 257 of the

 Act from a member proposing his candidature for the

PROPOSAL #8.: Re-appoint, pursuant to the provisions         ISSUER            YES             FOR                  FOR

of the Section 228 and other applicable provisions,

if any, of the Companies Act 1956 [the Act], Hoda

Vasi Chowdhury & Co., Bangladesh as the Branch

Auditors of the Company to hold office from the

conclusion of this meeting until the conclusion of

the next AGM of the Company and to examine and audit

the books of account of the Branch Office of the

Company located at Bangladesh for the FY 2009-10 on

such remuneration as may be mutually agreed upon

between the Board of Directors of the Company and the

 Branch Auditors plus reimbursement of service tax,

traveling and out-of-pocket expenses; and authorize

the Board of Directors of the Company, pursuant to

the provisions of Section 228 and other applicable

provisions, if any, of the Act, to appoint as Branch

Auditors of any branch office which may be opened

hereafter in India or abroad in consultation with the

 Company's Auditors, any person qualified to act as

Branch Auditor within the provisions of the said

Section 228 and approve to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TATA STEEL LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y8547N139

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Audited profit            ISSUER            YES             FOR                  FOR

and loss account for the YE 31 MAR 2009 and the

balance sheet as at that date together with the

report of the Board of Directors and the Auditors

PROPOSAL #2.: Declare a dividend on the 2% Cumulative        ISSUER            YES             FOR                  FOR

 Convertible Preference Shares

PROPOSAL #3.: Declare a dividend on Ordinary Shares           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint Mr. R. N. Tata as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Nusli N. Wadia as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. Subodh Bhargava as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Re-appoint Mr. Jacobus Schraven as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #8.: Appoint the Auditors and approve to fix        ISSUER            YES             FOR                  FOR

 their remuneration

PROPOSAL #9.: Appoint Mr. Kirby Adams as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Appoint Mr. H. M. Nerurkar as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #11.: Approve, pursuant to Sections 198,              ISSUER            YES             FOR                  FOR

269, 309, 311 and other applicable provisions, if

any, of the Companies Act, 1956 [the Act], read with

Schedule XIII of the Act, the appointment and terms

of remuneration of Mr. H. M. Nerurkar, Executive

Director [India& South East Asia] of the Company for

the period from 09 APR 2009 to 31 OCT 2013 as

specified, with liberty to the Directors to alter and

 vary the terms and conditions of the said

appointment in such manner as may be agreed to

between the Directors and Mr. H. M. Nerurkar;

authorize the Board to take all such steps as may be

necessary, proper and expedient to give effect to

PROPOSAL #S.12: Authorize the Board of Directors of          ISSUER            YES         AGAINST           AGAINST

the Company on behalf of the Company, pursuant to the

 provisions of Section 81(1A) and other applicable

provisions, if any, of the Companies Act, 1956 [the

Act] [including any amendment thereto or re-enactment

 thereof], and in accordance with the provisions of

the Memorandum and Articles of Association of the

Company and the Listing Agreements entered into with

the stock exchanges where the Ordinary Shares of the

Company are listed [the Stock Exchanges], Foreign

Exchange Management Act, 2000 [FEMA], Foreign

Exchange Management [Transfer or issue of security by

 a person resident outside India] Regulations, 2000

and Issue of Foreign Currency Convertible Bonds and

Ordinary Shares [through Depositary Receipt

Mechanism] Scheme, 1993 and the

regulations/guidelines, if any, prescribed by the

Securities and Exchange Board of India, Reserve Bank

of India, the Stock Exchanges, the Government of

India or any other relevant authority from time to

time, to the extent applicable and subject to such

approvals, consents, permissions and sanctions as

might be required and subject to such conditions as

may be prescribed while granting such approvals,

consents, permissions and sanctions, [hereinafter

referred to as the Board which term shall be deemed

to include any Committee(s) constituted/to be

constituted by the Board to exercise its powers

including the powers conferred by this Resolution],

to create, issue, offer and allot, [including with

provisions for reservation on firm and/or competitive

 basis, of such part of issue and for such categories

 of persons as may be permitted], in the course of

one or more public or private offerings in domestic

and/or one or more international market(s), with or

without a green shoe option, Ordinary Shares and/or

Ordinary Shares through depository receipts and/or

convertible bonds and/or other securities convertible

 into Ordinary Shares at the option of the Company

and/or the holder(s) of such securities, and/or

securities linked to Ordinary Shares and/or

securities including non-convertible debentures with

warrants or other securities with or without

warrants, which may either be detachable or linked,

and which warrant has a right exercisable by the

warrant holder to subscribe for the Ordinary Shares

and/or warrants with an option exercisable by the

warrant-holder to subscribe for Ordinary Shares

and/or any instruments or securities representing

either Ordinary Shares and/or convertible securities

linked to Ordinary Shares [including the issue and

allotment of Ordinary Shares pursuant to a Green Shoe

 Option, if any], [all of which are hereinafter

collectively referred to as 'Securities'] to eligible

 investors under applicable laws, regulations and

guidelines [whether residents and/or non-residents

and/or institutions/banks and/or incorporated bodies,

 mutual funds, venture capital funds and Indian

and/or multi-lateral financial institutions and/or

PROPOSAL #13.: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Section 228 and other applicable provisions, if

any, of the Companies Act, 1956, [the Act], Messrs.

Deloitte & Touche, Singapore, as the Branch Auditors

of the Company to hold office from the conclusion of

this meeting up to the conclusion of the next AGM of

the Company and to examine and Audit the books of

account of the Branch Office of the Company located

at Singapore for the FY 2009-10 on such remuneration

as may be mutually agreed upon between the Board of

Directors and the Branch Auditors, plus reimbursement

 of applicable taxes, out-of-pocket, traveling and

living expenses, incurred in connection with the

Audit; authorize the Board of Directors of the

Company, pursuant to the provisions of Section 228

and other applicable provisions, if any, of the Act,

to appoint as Branch Auditors of any branch office

which may be opened hereafter in India or abroad in

consultation with the Company's Auditors, any person

qualified to act as Branch Auditor within the

provisions of the said Section 228 of the Act and to

fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TATUNG CO LTD

  TICKER:                  N/A                 CUSIP:   876661208

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Report on the 2009 Annual Business               ISSUER             NO              N/A                  N/A

PROPOSAL #1.B: Supervisor's Audit Report                              ISSUER             NO              N/A                  N/A

PROPOSAL #1.C: Report of rectifying loaning of funds         ISSUER             NO              N/A                  N/A

and amount of endorsement that exceeds the limit by

TATUNG's affiliate, Shan-Chih Investment Co., Ltd

PROPOSAL #1.D: A report on terminating the resolution        ISSUER             NO              N/A                  N/A

 which was passed by Shareholder's Meeting of Tatung

Company on 10 JUN 2009 and which was concerned with

issuing convertible bonds in form of private

placement and issuing common shares and preferred

shares for capital increase through cash infusion

PROPOSAL #2.A: Ratify the 2009 business report and            ISSUER            YES         ABSTAIN           AGAINST

financial statements

PROPOSAL #2.B: Approve the appropriation of profit            ISSUER            YES         ABSTAIN           AGAINST

and loss for 2009

PROPOSAL #3.A: Amend the Articles of Incorporation             ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.B: Approve the implementation of capital         ISSUER            YES         ABSTAIN           AGAINST

reduction to recover loss

PROPOSAL #3.C: Approve the long-term fundraising                ISSUER            YES         ABSTAIN           AGAINST

method: Discussion of Issue of new shares after

increase of capital, the Offering and Issuance of

Overseas Securities and Private Placement

PROPOSAL #3.D: Approve to release the newly elected          ISSUER            YES         ABSTAIN           AGAINST

Directors from non-competition restrictions

PROPOSAL #3.E: Approve the Procedures for Lending              ISSUER            YES         ABSTAIN           AGAINST

Funds to Others Current Procedures and Proposed Amend

PROPOSAL #3.F: Approve the Procedures for Endorsement        ISSUER            YES         ABSTAIN           AGAINST

 & Guarantee Current Procedures and Proposed Amend

PROPOSAL #3.G: Approve the Procedures for Derivative         ISSUER            YES         ABSTAIN           AGAINST

Products Transactions Current Procedures and Proposed

 Amend

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TATUNG CO LTD

  TICKER:                  N/A                 CUSIP:   Y8548J103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.1: The 2009 business operations and the          ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #a.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #a.3: The status of monetary loans,                       ISSUER             NO              N/A                  N/A

endorsement and guarantee of the subsidiary

PROPOSAL #a.4: To cancelled the 2009 convertible                ISSUER             NO              N/A                  N/A

bonds via private placement and the proposal of

capital injection by issuing new shares or preferred

PROPOSAL #b.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #b.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #b.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #b.4: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

reduction to offset deficit

PROPOSAL #b.5: Approve the proposal of issuing                   ISSUER            YES             FOR                  FOR

corporate bonds, capital injection by issuing new

shares or via private placement and participate the

global depositary receipt

PROPOSAL #b.6: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on directors from participation in

competitive business

PROPOSAL #b.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #b.8: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #b.9: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of trading derivatives

PROPOSAL #b.10: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TECO ELEC & MACHY LTD

  TICKER:                  N/A                 CUSIP:   Y8563V106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 investment report                             ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of endorsement, guarantee          ISSUER             NO              N/A                  N/A

and monetary loans

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.55 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Other issues and Extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELE NORTE LESTE PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P9036X109

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: To take acknowledge of the Directors              ISSUER             NO              N/A                  N/A

accounts, to examine, discuss and the Company's

consolidated financial statements for the FYE 31 DEC

2009, accompanied by the Independent Auditors opinion

PROPOSAL #II: To Approve the distribution of net                ISSUER             NO              N/A                  N/A

profits from the 2009 FY and the payment of profit

sharing to the employees in accordance with that

which is provided for in Article 37 of the corporate

PROPOSAL #III: Election of Members of the Board of            ISSUER            YES             FOR                  FOR

Directors, and their respective

PROPOSAL #IV: Election of Members of the Finance                ISSUER            YES         AGAINST           AGAINST

Committee, and their respective

PROPOSAL #V: To decide on the remuneration for                   ISSUER             NO              N/A                  N/A

Administrators and the Members of the Finance

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELE NORTE LESTE PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P9036X117

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Director's accounts and the         ISSUER            YES             FOR                  FOR

Company's consolidated financial statements for the

FYE 31 DEC 2009, accompanied by the Independent

Auditor's opinion

PROPOSAL #2: Approve the distribution of net profits         ISSUER            YES             FOR                  FOR

from the 2009 FY and the payment of profit sharing to

 the employees in accordance with that which is

provided for in Article 37 of the Corporate Bylaws

PROPOSAL #3: Election of the members of the Board of         ISSUER            YES             FOR                  FOR

Directors, and their respective

PROPOSAL #4: Election of the members of the Finance          ISSUER            YES             FOR                  FOR

Committee, and their respective

PROPOSAL #5: Approve the remuneration for                            ISSUER            YES         AGAINST           AGAINST

Administrators and Members of the Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELE NORTE LESTE PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P9036X117

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the payment of Extraordinary            ISSUER            YES             FOR                  FOR

Dividends

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELE NORTE LESTE PARTICIPACOES SA

  TICKER:                  N/A                 CUSIP:   P9036X109

  MEETING DATE:      9/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Members to make up the Board         ISSUER            YES         AGAINST           AGAINST

of Directors and respective alternates, under the

terms of Article 141 Paragraph 3 of Law number

6404.76 dated 15 DEC 1976, to serve the remainder of

the term in office

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELE NORTE LESTE PARTICIPACOES SA

  TICKER:                  N/A                 CUSIP:   P9036X117

  MEETING DATE:      9/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Members to make up the Board         ISSUER            YES         AGAINST           AGAINST

of Directors and respective alternates, under the

terms of Article 141 Paragraph 3 of law number

6404.76 dated 15 DEC 1976, to serve the remainder of

the term in office

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELECOM EGYPT S A E

  TICKER:                  N/A                 CUSIP:   M87886103

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Board of Directors report            ISSUER             NO              N/A                  N/A

and its financial positions for the FYE 31 DEC 2009

PROPOSAL #2: Receive the Board of Directors report            ISSUER             NO              N/A                  N/A

and its financial statement for the FYE 31 DEC 2009

PROPOSAL #3: Approve the financial statement for the         ISSUER             NO              N/A                  N/A

YE 31 DEC 2009

PROPOSAL #4: Approve to release of Board of Directors        ISSUER             NO              N/A                  N/A

 responsibility upon FYE 31 DEC 2009

PROPOSAL #5: Approve to decide the allowances paid to        ISSUER             NO              N/A                  N/A

 Board of Directors for attending their meetings

PROPOSAL #6: Appointment of the Auditors for the new         ISSUER             NO              N/A                  N/A

FY 2010 and decide their fees

PROPOSAL #7: Approve the profit distribution                       ISSUER             NO              N/A                  N/A

PROPOSAL #8: Approve the 2009 donations and delegate         ISSUER             NO              N/A                  N/A

Board of Directors to give donations during 2010

PROPOSAL #9: Approve the netting contracts with other        ISSUER             NO              N/A                  N/A

 parties

PROPOSAL #10: Approve the selling mobile control land        ISSUER             NO              N/A                  N/A

 in Giza to the National Telecom Regulatory Authority

PROPOSAL #11: Approve the agreement to extend the              ISSUER             NO              N/A                  N/A

service of Mr. Abdel Hamed Mahmoud Hamdy, Deputy Head

 of Human Resources to 04 AUG 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELECOM EGYPT S A E

  TICKER:                  N/A                 CUSIP:   M87886103

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Articles from the  Company              ISSUER             NO              N/A                  N/A

basic decree

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELECOM EGYPT S A E

  TICKER:                  N/A                 CUSIP:   M87886103

  MEETING DATE:      6/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to discuss the distributing cash        ISSUER             NO              N/A                  N/A

 dividends from the retained earnings stated in the

Companys balance sheet for the FYE 31 DEC 2010 that

was approved by the OGM held on 31 MAR 2010

PROPOSAL #2: Approv to continue the service of                   ISSUER             NO              N/A                  N/A

engineer Mohamed Abdel Reheem Hasanen the vice Chief

Executive Officer for maintenance and production for

one year starting 18 JAN 2011

PROPOSAL #3: Approve to continue the service of                 ISSUER             NO              N/A                  N/A

Engineer El Sayed Mohamed El Desouky the vice Chief

Executive Officer for projects implementation for one

 year starting 26 JAN 2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEFONICA O2 CZECH REP A S

  TICKER:                  N/A                 CUSIP:   X89734101

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the rules of procedure of the            ISSUER            YES             FOR                  FOR

general meeting and the election of the Chairman of

the general meeting, the minutes clerk, minutes

verifiers and persons to count the votes

PROPOSAL #3: Receive the report by the Board of                 ISSUER            YES             FOR                  FOR

Directors on business activities of the Company and

situation of its assets as a part of the annual

report of the Company for the year 2009

PROPOSAL #4: Approve the information on the results          ISSUER            YES             FOR                  FOR

of inspection activities of the Company's Supervisory

 Board, including information on review of the report

 on relations among interconnected entities

PROPOSAL #5: Approve the Companys financial                        ISSUER            YES             FOR                  FOR

statements for the year 2009

PROPOSAL #6: Approve the resolution on distribution          ISSUER            YES             FOR                  FOR

of the Company profit for 2009 and retained Company

profit from previous years and, as the case may be,

other available funds of the Company, and

determination of royalties for 2009

PROPOSAL #7: Amend the Company's Articles of                       ISSUER            YES             FOR                  FOR

Association

PROPOSAL #8: Approve to recall the Members of the              ISSUER            YES             FOR                  FOR

Supervisory Board except for those elected by the

Company employees in accordance with Section 200 of

the commercial code

PROPOSAL #9: Election of the Company's Supervisory            ISSUER            YES             FOR                  FOR

Board Members

PROPOSAL #10: Approve the agreements on performance          ISSUER            YES             FOR                  FOR

of the office of the Company's Supervisory Board

PROPOSAL #11: Approve to recall the Members of the            ISSUER            YES             FOR                  FOR

Audit Committee

PROPOSAL #12: Election of Members of the Audit                   ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #13: Approve the agreements on performance          ISSUER            YES             FOR                  FOR

of the office of the Audit Committee Members

PROPOSAL #14: Conclusion                                                          ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEFONOS DE MEXICO S A B DE C V

  TICKER:                  N/A                 CUSIP:   P90413132

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Ratify the Members of the Board of                 ISSUER            YES         AGAINST           AGAINST

Directors who are to be appointed by the series L

shareholders

PROPOSAL #2: Approve the delegation of the delegates         ISSUER            YES             FOR                  FOR

to carry out and formalize the resolutions passed by

the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEFONOS DE MEXICO SAB DE CV

  TICKER:                  N/A                 CUSIP:   P90413132

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the presentation and, as the            ISSUER            YES             FOR                  FOR

case may be, approval of a Board of Directors,

proposal, in order to pay an Extraordinary Dividend

in cash  of MXP 0.40 per each outstanding share,

against the Company's Accumulated Profits, payable in

 one installment as of 17 DEC 2009; resolutions in

connection thereto

PROPOSAL #II.: Approve the agreements on the                       ISSUER            YES             FOR                  FOR

formalization and compliance with the resolutions

adopted by the meeting and appointment of special

delegates

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEKOM MALAYSIA BHD

  TICKER:                  N/A                 CUSIP:   Y8578H118

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 together with the reports of

 the Directors and the Auditors thereon

PROPOSAL #2: Declare a final gross dividend of 13.0          ISSUER            YES             FOR                  FOR

sen per share  less 25.0% Income Tax in  respect of

the FYE 31 DEC 2009

PROPOSAL #3: Re-elect Datuk Dr Halim Shafie, who was         ISSUER            YES             FOR                  FOR

appointed to the Board during the year and who

retires pursuant to Article 98(2) of the Company's

Articles of Association

PROPOSAL #4: Re-elect Dato' Zalekha Hassan as a                 ISSUER            YES             FOR                  FOR

Director, who retire by rotation pursuant to Article

103 of the Company's Articles of Association

PROPOSAL #5: Re-elect YB Datuk Nur Jazlan Tan Sri              ISSUER            YES         AGAINST           AGAINST

Mohamed as a Director, who retire by rotation

pursuant to Article 103 of the Company's Articles of

PROPOSAL #6: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of MYR 1,116,000.00 for the FYE 31 DEC 2009

PROPOSAL #7: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers having consented to act as

Auditors of the Company for the FYE 31 DEC 2010 and

authorize the Directors to fix their remuneration

PROPOSAL #8: Approve, subject to the Main Market                ISSUER            YES             FOR                  FOR

Listing Requirements of Bursa Malaysia Securities

Berhad (Bursa Securities), for Telekom Malaysia

Berhad (the Company) and/or its subsidiaries to enter

 into recurrent related party transactions of a

revenue or trading nature as set out in APPENDIX I of

 the Circular to Shareholders dispatched together

with the Company's 2009 Annual Report, which are

necessary for the day-to-day operations provided such

 transactions are entered into in the ordinary course

 of business and are on normal commercial terms not

more favourable to the related party than those

generally available to the public and are not

detrimental to the minority shareholders of the

PROPOSAL #S.1: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company in the form and manner as set out in

APPENDIX II of the Circular to Shareholders

dispatched together with the Company's 2009 Annual

Report; and authorize the Board of Directors of the

Company to do all such acts, deeds and things as are

necessary and/or expedient in order to give full

effect to the Proposed Amendments to the Articles

with full powers to assent to any conditions,

modifications and/or amendments as may be required by

 any relevant authorities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEMAR NORTE LESTE SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P9037H103

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To take knowledge of the Directors                 ISSUER             NO              N/A                  N/A

accounts, examine, discuss and approve the Board of

Directors report and the financial statements for the

 FYE 31 DEC 2009, accompanied by the Independent

Auditors opinion

PROPOSAL #2: To approve the distribution of net                 ISSUER             NO              N/A                  N/A

profits from the 2009 FY and the payment of profit

sharing to the employees in accordance with that

which is provided for in Article 41 of the Corporate

PROPOSAL #3: Elect the Members of the Finance                     ISSUER            YES             FOR                  FOR

Committee and their respective substitutes

PROPOSAL #4: To decide on the remuneration for                   ISSUER             NO              N/A                  N/A

Administrators and Members of the Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELKOM SA LTD

  TICKER:                  N/A                 CUSIP:   S84197102

  MEETING DATE:      9/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual financial statements        ISSUER            YES             FOR                  FOR

 for the YE 31 MAR 2009

PROPOSAL #2.: Re-elect Mr. D.D. Barber as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation in terms of the Company's

Articles of Association

PROPOSAL #3.: Re-appoint Ernst and Young Inc as the          ISSUER            YES             FOR                  FOR

Auditors of the Company, to hold office until the

conclusion of the next AGM of the Company and to note

 that the individual registered Auditor who will

undertake the audit during the FY ending 31 MAR 2010

is Mr. R. Hillen

PROPOSAL #4.S.1: Amend the Articles 1.1.1.58 in line         ISSUER            YES             FOR                  FOR

4 the words and the Company Subsidiaries expressly

include Vodacom and its subsidiaries and 1.1.1.66 are

 deleted from the Articles

PROPOSAL #5.S.2: Authorize the Directors of the                 ISSUER            YES             FOR                  FOR

Company to approve the purchase by the Company, or by

 any of its subsidiaries, of the Company's ordinary

shares subject to the provisions of the Companies

Act, 1973, as amended, and the Listings Requirements

of JSE Limited [JSE] provided that: any general

purchase by the Company and or any of its

subsidiaries of the Company's ordinary shares in

issue shall not, in aggregate, in any 1 FY, exceed

20% of the Company's issued ordinary share capital at

 the time that the authority is granted; no

acquisition may he made at a price more than 10%

above the weighted average of the market value of the

 ordinary share for the 5 business days immediately

preceding the date of such acquisition; the

repurchase at the ordinary shares are effected

through the order book operated by the JSE trading

system and done without any prior understanding or

arrangement between the Company and the counter party

 [reported trades are prohibited]; the Company may

only appoint one agent at any paint in time to effect

 any repurchase[s] base(s) on the Company's behalf;

the Company or its subsidiary may not repurchase

ordinary shares during a prohibited period; should

the Company or any subsidiary cumulatively

repurchase, redeem or cancel 3% of the initial number

 of the Company's ordinary shares in terms of this

general authority and for each 3% in aggregate of the

 initial number of that class required thereafter in

terms of this general authority, and announcement

shall be made in terms of this Listing Requirements

of the JSE; [Authority expires the earlier of the

conclusion of the Company's next AGM or 15 months]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELMEX INTERNACIONAL SAB DE CV

  TICKER:                  N/A                 CUSIP:   P9043M104

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify the appointment of a provisional        ISSUER            YES         AGAINST           AGAINST

 Director; resolutions in connection thereto

PROPOSAL #2.: Appoint a Director; resolutions in                ISSUER            YES         AGAINST           AGAINST

connection thereto

PROPOSAL #3.: Receive the report on the compliance of        ISSUER            YES             FOR                  FOR

 the obligation contained in Article 86, paragraph XX

 of the Income Tax Law; resolutions in connection

thereto

PROPOSAL #4.: Appoint the delegates to carry out and         ISSUER            YES             FOR                  FOR

formalize the resolutions adopted by the meeting;

resolutions in connection thereto

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELMEX INTERNACIONAL SAB DE CV

  TICKER:                  N/A                 CUSIP:   P9043M104

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the designation or ratification,        ISSUER            YES         AGAINST           AGAINST

 as the case may be, of the Members of the Board of

Directors who are to be appointed by the Series l

shareholders; resolutions in this regard

PROPOSAL #2: Approve the designation of delegates to         ISSUER            YES             FOR                  FOR

carry out and formalize the resolutions passed by the

 meeting; resolutions in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TENAGA NASIONAL BERHAD

  TICKER:                  N/A                 CUSIP:   Y85859109

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the FYE 31 AUG 2009 together with the

reports of the Directors and Auditors thereon

PROPOSAL #2.: Approve the declaration of final gross         ISSUER            YES             FOR                  FOR

dividend of 10.0 sen per ordinary share less Income

Tax of 25% and a tax exempt dividend of 2.3 sen per

ordinary share for the FYE 31 AUG 2009

PROPOSAL #3.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

of MYR 538,150.00 for the FYE 31 AUG 2009

PROPOSAL #4.: Re-elect Dato' Puteh Rukiah Binti Abd          ISSUER            YES             FOR                  FOR

Majid as a Director, who retire in accordance with

Article 135 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Tan Sri Dato' Lau Yin Pin @            ISSUER            YES             FOR                  FOR

Lau Yen Beng  as a Director, who retire in accordance

 with Article 135 of the Company's Articles of

PROPOSAL #6.: Re-elect Dato' Mohammad Zainal Bin                ISSUER            YES             FOR                  FOR

Shaari as a Director, who retire in accordance with

Article 135 of the Company's Articles of Association

PROPOSAL #7.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers, having consented to act, as

the Auditors of the Company, to hold office until the

 conclusion of the next AGM [AGM] and authorize the

Directors to fix their remuneration

PROPOSAL #8.: Authorize the Directors, pursuant to            ISSUER            YES         AGAINST           AGAINST

the TNB Employees' Share Option Scheme II [ESOS II]

as approved at the EGM [EGM] of the Company held on

29 MAY 2003, to issue shares in the Company at any

time and in accordance with the terms and conditions

of the said Scheme

PROPOSAL #9.: Authorize the Company, subject to                 ISSUER            YES             FOR                  FOR

compliance with the Act, the Company's Memorandum and

 Articles of Association, the Main Market Listing

Requirements of Bursa Malaysia Securities Berhad and

all other applicable laws, guidelines, rules and

regulations for the time being in force or as may be

amended from time to time, and the approvals from all

 relevant authorities, to purchase such amount of

ordinary shares of MYR 1.00 each in the Company's

issued and paid-up ordinary share capital through

Bursa Malaysia Securities Berhad upon such terms and

conditions as the Directors of the Company [Board]

may deem fit and expedient in the interest of the

Company provided that: the aggregate number of shares

 purchased pursuant to this resolution shall not

exceed 10% of the total issued and paid-up share

capital of the Company [Proposed Share Buy-Back]; the

 maximum amount of funds to be utilized for the

purpose of the Proposed Share Buy-Back shall not

exceed the Company's aggregate retained profits

and/or share premium account at the time of purchase

be allocated by the Company for the Proposed Share

Buy-Back; [Authority expires at the earlier of the

conclusion of the next AGM of the Company at which

time the authority shall lapse unless by an ordinary

resolution passed by the shareholders of the Company

in a general meeting or the expiry of the period

within which the next AGM of the Company is required

by law to be held]; the authority is revoked or

varied by an ordinary resolution passed by the

shareholders of the Company at a general meeting,

whichever is the earlier; authorize the Board to

decide in their discretion to retain the ordinary

shares in the Company so purchased by the Company as

treasury shares or to cancel them or a combination of

 both and/or to resell them on Bursa Malaysia

Securities Berhad and/or to distribute them as share

dividends; and to take such steps to give full effect

 to the Proposed Share Buy-Back with full power to

assent to any conditions, modifications, variations

and/or amendments as may be imposed by the relevant

authorities and/or to do all such acts and things as

the Board may deem fit and expedient in the best

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TENCENT HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G87572148

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and Auditors for

the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.1.a: Re-elect Mr. Zhang Zhidong as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.1.b: Re-elect Mr. Charles St Leger Searle        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #3.2: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors'  remuneration

PROPOSAL #4: Re-appointment of Auditors and authorize        ISSUER            YES             FOR                  FOR

 the Board of Directors to fix their remuneration

PROPOSAL #5: Authorize the director, subject to                 ISSUER            YES             FOR                  FOR

paragraph (c), a general mandate be and is hereby

unconditionally granted to the Directors of the

Company to exercise during the Relevant Period all

the powers of the Company to allot, issue and dispose

 of shares in the Company and to make or grant

offers, agreements, options or warrants which would

or might require the exercise of such powers; b) the

mandate in paragraph (a) shall authorize the

Directors of the Company during the Relevant Period

to make or grant offers, agreements and options which

 would or might require the exercise of such powers

after the end of the Relevant Period; c) the

aggregate nominal value of share capital allotted or

agreed conditionally or unconditionally to be

allotted  whether pursuant to an option or otherwise

 by the Directors of the Company pursuant to the

PROPOSAL #6: Authorize the Directors, a general                 ISSUER            YES             FOR                  FOR

mandate unconditionally granted to the Directors of

the Company to exercise during the Relevant Period

all the powers of the Company to purchase or

otherwise acquire shares in the capital of the

Company in accordance with all applicable laws and

the requirements of the Rules Governing the Listing

of Securities on The Stock Exchange of Hong Kong

Limited, provided that the aggregate nominal amount

of shares so purchased or otherwise acquired shall

not exceed 10% of the aggregate nominal amount of the

 share capital of the Company in issue at the date of

 this Resolution; and  Authority expires the earlier

of the conclusion of the next AGM or the expiration

of the period within which the next AGM is to be held

PROPOSAL #7: Approve the conditional upon the passing        ISSUER            YES             FOR                  FOR

 of Resolutions 5 and 6 set out in the Notice

convening this Meeting, the aggregate nominal amount

of the shares which are purchased or otherwise

acquired by the Company pursuant to Resolution 6

shall be added to the aggregate nominal amount of the

 shares which may be issued pursuant to Resolution 5

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TEVA PHARMACEUTICAL INDS LTD

  TICKER:                  N/A                 CUSIP:   M8769Q102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the declaration that the                   ISSUER            YES             FOR                  FOR

interim dividend on account of 2008 paid in 4

installments and totaling NIS 2.50 (approx USD 0.642)

 shall be final for 2009

PROPOSAL #2.1: Appointment of Abraham Cohen as a                ISSUER            YES             FOR                  FOR

Director for a period of 3 years

PROPOSAL #2.2: Appointment of Amir Elstein as a                 ISSUER            YES             FOR                  FOR

Director for a period of 3 years

PROPOSAL #2.3: Appointment of Professor Roger                     ISSUER            YES             FOR                  FOR

Kornberg as a Director for a period of 3 years

PROPOSAL #2.4: Appointment of Professor Moshe Many as        ISSUER            YES             FOR                  FOR

 a Director for a period of 3 years

PROPOSAL #2.5: Appointment of Dan Proper as a                     ISSUER            YES             FOR                  FOR

Director for a period of 3 years

PROPOSAL #3.: Re-appoint the Accountant-Auditors                ISSUER            YES             FOR                  FOR

until the next AGM, and authorize the Board to fix

PROPOSAL #4.: Approve the 2010 Equity Incentive Plan         ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Approve the remuneration of Dr. Frost         ISSUER            YES             FOR                  FOR

as Chairman as follows: annual salary equivalent to

USD 385,702, meeting attendance fees as for the other

 Directors, provision of an office and secretarial

services, reimbursement of cost of participation in

Board meetings outside the US up a maximum of USD

500,000 a year

PROPOSAL #5.2: Approve the remuneration of Professor         ISSUER            YES             FOR                  FOR

Many as Vice-Chairman as follows: annual salary

equivalent to USD 150,000, meeting attendance fees as

 for the other Directors, and provision of

secretarial services

PROPOSAL #5.3: Approve the remuneration of Professor         ISSUER            YES             FOR                  FOR

Kornberg as a Director as follows: annual salary

equivalent to USD 150,000, meeting attendance fees as

 for the other Directors

PROPOSAL #6.: Approve the increase of registered                ISSUER            YES             FOR                  FOR

share capital by NIS 100 million to a total of NIS

250 million split into shares of NIS 0.10 par value

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TEVA PHARMACEUTICAL INDUSTRIES LIMITED

  TICKER:                  TEVA               CUSIP:   881624209

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE BOARD OF DIRECTORS'                ISSUER            YES             FOR                  FOR

RECOMMENDATION THAT THE CASH DIVIDEND FOR THE YEAR

ENDED DECEMBER 31, 2009, WHICH WAS PAID IN FOUR

INSTALLMENTS AND AGGREGATED NIS 2.50 (APPROXIMATELY

US$0.642, ACCORDING TO THE APPLICABLE EXCHANGE RATES)

 PER ORDINARY SHARE (OR ADS), BE DECLARED FINAL.

PROPOSAL #2A: ELECTION OF DIRECTOR: MR. ABRAHAM E.            ISSUER            YES             FOR                  FOR

COHEN

PROPOSAL #2B: ELECTION OF DIRECTOR: MR. AMIR ELSTEIN         ISSUER            YES             FOR                  FOR

PROPOSAL #2C: ELECTION OF DIRECTOR: PROF. ROGER                 ISSUER            YES             FOR                  FOR

KORNBERG

PROPOSAL #2D: ELECTION OF DIRECTOR: PROF. MOSHE MANY         ISSUER            YES             FOR                  FOR

PROPOSAL #2E: ELECTION OF DIRECTOR: MR. DAN PROPPER           ISSUER            YES             FOR                  FOR

PROPOSAL #03: TO APPOINT KESSELMAN & KESSELMAN, A              ISSUER            YES             FOR                  FOR

MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD.,

AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM UNTIL THE 2011 ANNUAL MEETING OF

SHAREHOLDERS AND TO AUTHORIZE THE BOARD OF DIRECTORS

TO DETERMINE THEIR COMPENSATION PROVIDED SUCH

COMPENSATION IS ALSO APPROVED BY THE AUDIT COMMITTEE.

PROPOSAL #04: TO APPROVE THE COMPANY'S 2010 LONG-TERM        ISSUER            YES             FOR                  FOR

 EQUITY-BASED INCENTIVE PLAN.

PROPOSAL #5A: APPROVE REMUNERATION OF DR. PHILLIP              ISSUER            YES             FOR                  FOR

FROST, IN HIS CAPACITY AS CHAIRMAN OF THE BOARD,

EFFECTIVE AS OF MARCH 9, 2010, IN THE AMOUNT OF NIS

EQUIVALENT OF USD 385,702 (AS OF MARCH 9, 2010) PER

ANNUM, PLUS VAT (AS APPLICABLE), AS ADJUSTED BY THE

ISRAELI CONSUMER PRICE INDEX (IN ADDITION TO PER

MEETING FEES PAID TO DIRECTORS), PROVISION TO DR.

FROST, IN HIS CAPACITY AS CHAIRMAN OF THE BOARD, OF

AN OFFICE AND SECRETARIAL SERVICES, AND, EFFECTIVE AS

 OF FEBRUARY 15, 2010, ALL AS MORE FULLY DESCRIBED IN

 THE PROXY STATEMENT.

PROPOSAL #5B: TO APPROVE THE REMUNERATION OF PROF.            ISSUER            YES             FOR                  FOR

MOSHE MANY, IN HIS CAPACITY AS VICE CHAIRMAN OF THE

BOARD OF TEVA, EFFECTIVE AS OF MARCH 9, 2010, IN THE

AMOUNT OF THE NIS EQUIVALENT OF USD 150,000 (AS OF

MARCH 9, 2010) PER ANNUM, PLUS VAT (AS APPLICABLE),

AS ADJUSTED BY THE ISRAELI CONSUMER PRICE INDEX (IN

ADDITION TO PER MEETING FEES PAID TO DIRECTORS). AND

THE PROVISION TO PROF. MANY, IN HIS CAPACITY AS VICE

CHAIRMAN OF THE BOARD, OF SECRETARIAL SERVICES.

PROPOSAL #5C: TO APPROVE THE REMUNERATION OF PROF.            ISSUER            YES             FOR                  FOR

ROGER KORNBERG, IN HIS CAPACITY AS A DIRECTOR OF

TEVA, EFFECTIVE AS OF MAY 10, 2010, IN THE AMOUNT OF

THE NIS EQUIVALENT OF USD 150,000 (AS OF MAY 10,

2010) PER ANNUM, PLUS VAT (AS APPLICABLE), AS

ADJUSTED BY THE ISRAELI CONSUMER PRICE INDEX (IN

ADDITION TO PER MEETING FEES PAID TO DIRECTORS).

PROPOSAL #06: TO APPROVE AN INCREASE IN THE                        ISSUER            YES         AGAINST           AGAINST

REGISTERED SHARE CAPITAL OF THE COMPANY BY NIS

100,000,000 TO A TOTAL OF NIS 250,000,000 BY THE

CREATION OF 1,000,000,000 ADDITIONAL ORDINARY SHARES

OF PAR VALUE NIS 0.1 EACH, AND THE AMENDMENT OF THE

COMPANY'S INCORPORATION DOCUMENTS ACCORDINGLY.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THAI OIL PUBLIC CO LTD, CHATUCHAK

  TICKER:                  N/A                 CUSIP:   Y8620B119

  MEETING DATE:      4/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to certify the minutes of the            ISSUER            YES             FOR                  FOR

2009 AGM of shareholders held on 03 APR 2009

PROPOSAL #2: Approve to certify the Company's 2009            ISSUER            YES             FOR                  FOR

operating results and the audited financial

statements for the YE 31 DEC 2009

PROPOSAL #3: Approve the dividend payment 2009                   ISSUER            YES             FOR                  FOR

operating results at BAHT 2.55 per SHS and after

deduction of the interim dividend payment for the

first half of 2009 performance at BAHT 1.05 per SHS,

the Company will pay the remaining dividend at BAHT

1.50  per SHS

PROPOSAL #4.: Approve the 2009 annual remuneration of        ISSUER            YES             FOR                  FOR

 the Company's Directors remuneration: 1) monthly fee

 Chairman 75,000 BAHT/month, Directors 60,000 BAHT/

month 2) bonus for Directors who served the Company

2009 and those who resigned, retired during 2009 at

36 m equivalent to 0.3% of 2009 net profit; and Board

 Committees Chairman 31,250 Baht/month, Directors

25,000 BAHT/month

PROPOSAL #5: Approve the 2010 annual appointment of          ISSUER            YES             FOR                  FOR

the Auditors and determine their remuneration: 1) Mr.

 Charoen P. or 2. Mr. Winid S. or 3. Mr. Vairoj J. to

 be appointed as the Company's Auditors in 2010 with

remuneration 2,390,000 BAHT in total

PROPOSAL #6.1: Election of Mr. Apisak Tantivorawong          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #6.2: Election of Mr. Krairit Nilkuha as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.3: Election of Mr. Tevin Vongvanich as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.4: Election of Pol.Gen. Adul Sangsingkaew        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #6.5: Election of Mr. Goanpot Asvinvichit as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #7: other business  if any                                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE DAEGU BANK LTD

  TICKER:                  N/A                 CUSIP:   Y1859G115

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 53rd B/S, I/S, and proposed         ISSUER            YES             FOR                  FOR

disposition of retained earning, cash dividend: KRW

160 per share

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Ik Hyun Jang as an Outside          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Election of Ik Hyun Jang as an Outside          ISSUER            YES             FOR                  FOR

Director, who is an Audit Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE ISRAEL CORP

  TICKER:                  N/A                 CUSIP:   M8785N109

  MEETING DATE:      8/5/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the payment to the new                       ISSUER            YES         ABSTAIN           AGAINST

Directors Messrs: Zahavit Cohen, Yossi Rosen and Amir

 Allstein of annual remuneration and meeting

attendance fees at the maximum by law for External

PROPOSAL #2.: Approve the maximum permitted annual            ISSUER            YES         ABSTAIN           AGAINST

remuneration and meeting attendance fees for the new

External Director David Brodet

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE ISRAEL CORP

  TICKER:                  N/A                 CUSIP:   M8785N109

  MEETING DATE:      8/5/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Re-appoint Idan Ofer as a Director of         ISSUER            YES         ABSTAIN           AGAINST

the Company and approve the payment of uniform

remuneration to the Director holding office and who

may hold office [with the exception of the Chairman]

in accordance with The Companies [Rules for

Remuneration and Expenses of External Directors]

Regulations 2000; the remuneration to be paid to the

Director holding office or who may hold office will

be at the maximum rate permitted by such Regulations

in accordance with the grading of the Company

PROPOSAL #1.2: Re-appoint Avi Levy as a Director of          ISSUER            YES         ABSTAIN           AGAINST

the Company and approve the payment of uniform

remuneration to the Director holding office and who

may hold office [with the exception of the Chairman]

in accordance with The Companies [Rules for

Remuneration and Expenses of External Directors]

Regulations 2000; the remuneration to be paid to the

Director holding office or who may hold office will

be at the maximum rate permitted by such Regulations

in accordance with the grading of the Company

PROPOSAL #1.3: Re-appoint Ehud Angel as a Director of        ISSUER            YES         ABSTAIN           AGAINST

 the Company and approve the payment of uniform

remuneration to the Director holding office and who

may hold office [with the exception of the Chairman]

in accordance with The Companies [Rules for

Remuneration and Expenses of External Directors]

Regulations 2000; the remuneration to be paid to the

Director holding office or who may hold office will

be at the maximum rate permitted by such Regulations

in accordance with the grading of the Company

PROPOSAL #1.4: Re-appoint Amnon Lion as a Director of        ISSUER            YES         ABSTAIN           AGAINST

 the Company and approve the payment of uniform

remuneration to the Director holding office and who

may hold office [with the exception of the Chairman]

in accordance with The Companies [Rules for

Remuneration and Expenses of External Directors]

Regulations 2000; the remuneration to be paid to the

Director holding office or who may hold office will

be at the maximum rate permitted by such Regulations

in accordance with the grading of the Company

PROPOSAL #1.5: Re-appoint Moshe Vidman as a Director         ISSUER            YES         ABSTAIN           AGAINST

of the Company and approve the payment of uniform

remuneration to the Director holding office and who

may hold office [with the exception of the Chairman]

in accordance with The Companies [Rules for

Remuneration and Expenses of External Directors]

Regulations 2000; the remuneration to be paid to the

Director holding office or who may hold office will

be at the maximum rate permitted by such Regulations

in accordance with the grading of the Company

PROPOSAL #1.6: Re-appoint Yaakov Amidror as a                     ISSUER            YES         ABSTAIN           AGAINST

Director of the Company and approve the payment of

uniform remuneration to the Director holding office

and who may hold office [with the exception of the

Chairman] in accordance with The Companies [Rules for

 Remuneration and Expenses of External Directors]

Regulations 2000; the remuneration to be paid to the

Director holding office or who may hold office will

be at the maximum rate permitted by such Regulations

in accordance with the grading of the Company

PROPOSAL #1.7: Re-appoint Ron Moscowitz as a Director        ISSUER            YES         ABSTAIN           AGAINST

 of the Company and approve the payment of uniform

remuneration to the Director holding office and who

may hold office [with the exception of the Chairman]

in accordance with The Companies [Rules for

Remuneration and Expenses of External Directors]

Regulations 2000; the remuneration to be paid to the

Director holding office or who may hold office will

be at the maximum rate permitted by such Regulations

in accordance with the grading of the Company

PROPOSAL #1.8: Re-appoint Zev Nahari as a Director of        ISSUER            YES         ABSTAIN           AGAINST

 the Company and approve the payment of uniform

remuneration to the Director holding office and who

may hold office [with the exception of the Chairman]

in accordance with The Companies [Rules for

Remuneration and Expenses of External Directors]

Regulations 2000; the remuneration to be paid to the

Director holding office or who may hold office will

be at the maximum rate permitted by such Regulations

in accordance with the grading of the Company

PROPOSAL #1.9: Appoint Amir Allstein as a Director of        ISSUER            YES         ABSTAIN           AGAINST

 the Company and approve the payment of uniform

remuneration to the Director holding office and who

may hold office [with the exception of the Chairman]

in accordance with The Companies [Rules for

Remuneration and Expenses of External Directors]

Regulations 2000; the remuneration to be paid to the

Director holding office or who may hold office will

be at the maximum rate permitted by such Regulations

in accordance with the grading of the Company

PROPOSAL #1.10: Appoint Zehavit Cohen as a Director          ISSUER            YES         ABSTAIN           AGAINST

of the Company and approve the payment of uniform

remuneration to the Director holding office and who

may hold office [with the exception of the Chairman]

in accordance with The Companies [Rules for

Remuneration and Expenses of External Directors]

Regulations 2000; the remuneration to be paid to the

Director holding office or who may hold office will

be at the maximum rate permitted by such Regulations

in accordance with the grading of the Company

PROPOSAL #1.11: Appoint Yossi Rosen [co-opted by the         ISSUER            YES         ABSTAIN           AGAINST

Board] as a Director of the Company and approve the

payment of uniform remuneration to the Director

holding office and who may hold office [with the

exception of the Chairman] in accordance with The

Companies [Rules for Remuneration and Expenses of

External Directors] Regulations 2000; the

remuneration to be paid to the Director holding

office or who may hold office will be at the maximum

rate permitted by such Regulations in accordance with

 the grading of the Company

PROPOSAL #2.: Re-appoint Somech Haikin [KPMG] as                ISSUER            YES         ABSTAIN           AGAINST

Accountant-Auditors of the Company for the year 2009,

 authorize the Board to determine their fees in

accordance with the Articles of the Company

PROPOSAL #3.: Appoint Mr. David Brodet as an External        ISSUER            YES         ABSTAIN           AGAINST

 Director for a statutory 3 year period

PROPOSAL #4.: Discussion of the Financial Statements         ISSUER             NO              N/A                  N/A

and Directors Report for the year 2007

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE ISRAEL CORP

  TICKER:                  N/A                 CUSIP:   M8785N109

  MEETING DATE:      8/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the payment to the new                       ISSUER            YES             FOR                  FOR

Directors Messrs. Zahavit Cohen, Yossi Rosen and Amir

 Allstein of annual remuneration and meeting

attendance fees at the maximum by law for External

PROPOSAL #2.: Approve the payment of annual                        ISSUER            YES             FOR                  FOR

remuneration and meeting attendance fees at the

maximum by law for the new External Director David

Brodet

PROPOSAL #3.: Approve to enable the 98.92% subsidiary        ISSUER            YES             FOR                  FOR

 of the Company, Zim Integrated Navigation Services

Ltd., to arrive at a recuperation plan that is agreed

 upon by creditors and other third parties, the

Company will place at the disposal of Zim a

shareholders' loan totaling USD 100 million bearing

interest at the rate of LIBOR + 1%; in the event of

proceedings against Zim which constitute a threat as

to the continued operation of Zim, the Company will

cease to place money at the disposal of Zim unless

otherwise decided by the Board and the Audit Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE ISRAEL CORP

  TICKER:                  N/A                 CUSIP:   M8785N109

  MEETING DATE:      11/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the investment during 2009-10          ISSUER            YES             FOR                  FOR

by the Company in its 98.92% subsidiary, Zim

Integrated navigation Services Ltd., of an amount of

ILS 250 million and conversion of the investment into

 Zim shares

PROPOSAL #2.: Approve the arrangement with connected         ISSUER            YES             FOR                  FOR

entities for the reduction of charter fees payable by

 Zim and the issue to such entities of bills

convertible into Zim shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE ISRAEL CORP

  TICKER:                  N/A                 CUSIP:   M8785N109

  MEETING DATE:      12/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the purchase by the Company              ISSUER            YES         ABSTAIN           AGAINST

from Ofer Brothers (Energy Holdings) Ltd., a Company

owned by the controlling shareholders of Israel

Corporation, of the holdings of Ofer Energy in O.P.C.

 Rotem Ltd., (80%), a Company owning the right to

erect a 400 megawatt power station by virtue of

winning a government tender; the Company will pay

Ofer Energy the par value of the shares and will

place loans at the disposal of OPC for the purpose of

 repayment of shareholders loans given to OPC by Ofer

 Energy, the loans will be linked to the consumers

prices index and will bear 4% interest; and the loans

 presently amount to NIS 15.5 million and are

expected to reach NIS 16.5 million by completion

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE ISRAEL CORP

  TICKER:                  N/A                 CUSIP:   M8785N109

  MEETING DATE:      4/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the payment of an additional              ISSUER            YES             FOR                  FOR

annual amount of USD 300,000 to Mr. Amir Allstein,

Deputy Chairman, in respect of additional functions

on behalf of the Company, including officiating on

behalf of the Company on the Boards of subsidiaries

and affiliated Companies

PROPOSAL #2: Appointment of Mr. Yoav Doppelt as a              ISSUER            YES             FOR                  FOR

Director; Mr. Doppelt will be entitled to all the

usual terms of office as the other Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE KOREA EXPRESS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y4871M102

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the physical division                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE SIAM COMMERCIAL BANK PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y7905M113

  MEETING DATE:      4/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the Minutes of the AGM of                       ISSUER            YES             FOR                  FOR

shareholders No.186 held on 3 APR 2009

PROPOSAL #2: Approve the annual report prepared by            ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #3: Approve the financial statements for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009

PROPOSAL #4: Approve the allocation of profits from          ISSUER            YES             FOR                  FOR

the banks operational result of year 2009 and

dividend payment

PROPOSAL #5: Approve the distribution of Directors            ISSUER            YES             FOR                  FOR

remuneration and the allocation of Directors bonus

for the year 2010

PROPOSAL #6.1: Election of Mr. Sumate Tanthuwanit, in        ISSUER            YES             FOR                  FOR

 replacement of those retired by

PROPOSAL #6.2: Election of Mrs. Kannikar Chalitaporn,        ISSUER            YES             FOR                  FOR

 in replacement of those retired by

PROPOSAL #6.3: Election of Mr. Areepong Bhoocha-Oom,         ISSUER            YES             FOR                  FOR

in replacement of those retired by

PROPOSAL #6.4: Election of Mr. Anand Panyarachun, in         ISSUER            YES             FOR                  FOR

replacement of those retired by

PROPOSAL #6.5: Election of Prof. Vicharn Panich, in          ISSUER            YES             FOR                  FOR

replacement of those retired by rotation

PROPOSAL #6.6: Election of Mr. Chumpol Nalamlieng, in        ISSUER            YES             FOR                  FOR

 replacement of those retired by

PROPOSAL #7: Appointment of the Auditors and approve         ISSUER            YES             FOR                  FOR

to fix the auditing fee

PROPOSAL #8: Amend Clause 4 of the Banks Memorandum          ISSUER            YES             FOR                  FOR

of Association in order for it to be in line with the

 conversion of preferred shares into ordinary shares

in the year 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIGER BRANDS LTD

  TICKER:                  N/A                 CUSIP:   S84594142

  MEETING DATE:      10/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.O.1: Approve to allot and issue of                   ISSUER            YES             FOR                  FOR

ordinary shares to Tiger Brands Black Managers Trust

No. II, Newshelf 1019 [Proprietary] Limited in the

course of changing its name to Tiger Brands

Foundation SPV [Proprietary] Limited, Newshelf 1020

[Proprietary] Limited in the course of changing its

name to Thusani Empowerment Investment Holdings No.

II [Proprietary] Limited and Tiger Brands General

PROPOSAL #2.O.2: Approve to allot and issue of                   ISSUER            YES             FOR                  FOR

ordinary shares to Business Venture Investments No

1323 [Proprietary] Limited, in the course of changing

 its name to Brimston e SPV [Proprietary] Limited

PROPOSAL #3.O.3: Approve to allot and issue of                   ISSUER            YES             FOR                  FOR

ordinary shares to Mapitso Funding SPV [Proprietary]

Limited

PROPOSAL #4.S.1: Grant financial assistance to Tiger         ISSUER            YES             FOR                  FOR

Brands Black Managers Trust No. II, Newshelf 1019

[Proprietary] Limited in the course of changing its

name to Tiger Brands Foundation SPV [Proprietary]

Limited, Newshelf 1020 [Proprietary] Limited in the

course of changing its names to Thusani Empowerment

Investment Holdings No. II [proprietary] Limited and

Tiger Brands General Staff Share Trust

PROPOSAL #5.S.2: Approve to repurchase the shares by         ISSUER            YES             FOR                  FOR

the Company from Tiger Brands Black Managers Trust

No. II, Newshelf 1019 [Proprietary] Limited in the

course of changing its name to Tiger Brands

Foundation SPV [Proprietary] Limited and Newshelf

1020 [Proprietary] Limited in the course of changing

its name to Thusani Empowerment Investment Holdings

No. II [Proprietary] Limited

PROPOSAL #6.S.3: Grant financial assistance to                   ISSUER            YES             FOR                  FOR

Business Venture Investments No 1323 [Proprietary]

Limited, in the course of changing its name to

Brimstone SPV [Proprietary] Limited

PROPOSAL #7.S.4: Approve to repurchase of shares by          ISSUER            YES             FOR                  FOR

the Company from Business Venture Investments No 1323

 [Proprietary] Limited, in the course of changing its

 name to Brimstone SPV [Proprietary] Limited

PROPOSAL #8.S.5: Grant financial assistance to                   ISSUER            YES             FOR                  FOR

Mapitso Funding SPV [Proprietary] Limited

PROPOSAL #9.S.6: Approve the repurchase of shares by         ISSUER            YES             FOR                  FOR

the Company from Mapitso Funding SPV [Proprietary]

Limited

PROPOSAL #10O.4: Grant authority to make payments to         ISSUER            YES             FOR                  FOR

shareholders out of the Company's share premium

PROPOSAL #11O.5: Grant authority to any 2 of the                ISSUER            YES             FOR                  FOR

Directors of the Company, or any 1 Director and the

Company Secretary to implement the resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIGER BRANDS LTD

  TICKER:                  N/A                 CUSIP:   S84594142

  MEETING DATE:      2/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt annual financial                 ISSUER            YES             FOR                  FOR

statements

PROPOSAL #2: Re-elect R.M.W. Dunne, who retires in            ISSUER            YES             FOR                  FOR

terms of Article 14 of the Articles of Association of

 the Company

PROPOSAL #3: Re-elect B.L. Sibiya, who retires in              ISSUER            YES             FOR                  FOR

terms of Article 14 of the Articles of Association of

 the Company

PROPOSAL #4: Re-elect L.C. Van Vught, who retires in         ISSUER            YES             FOR                  FOR

terms of Article 14 of the Articles of Association of

 the Company

PROPOSAL #5: Re-elect P.M. Roux, who retires in terms        ISSUER            YES             FOR                  FOR

 of Article 13.2 of the Articles of Association of

the Company

PROPOSAL #6: Re-elect M. Fleming, who retires in                ISSUER            YES             FOR                  FOR

terms of Article 13.2 of the Articles of Association

of the Company

PROPOSAL #7: Approve the remuneration payable to the         ISSUER            YES             FOR                  FOR

Non-Executive Directors including the Chairman and

Deputy Chairman

PROPOSAL #8: Approve the remuneration payable to the         ISSUER            YES             FOR                  FOR

Non-Executive Directors who participate in the Sub-

Committees of the Board

PROPOSAL #9: Approve to increase the fees payable to         ISSUER            YES             FOR                  FOR

the Non-Executive Directors

PROPOSAL #S.1: Authorize the Company to acquire the          ISSUER            YES             FOR                  FOR

shares in the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIGER BRANDS LTD

  TICKER:                  N/A                 CUSIP:   S84594142

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, subject to the Listings                     ISSUER            YES             FOR                  FOR

Requirements and the Act, the Company makes a

specific cash payment of 270 cents per ordinary share

 to members of the Company registered as such at the

close of business on Friday, 09 JUL 2010, by way of a

 reduction in the Company's share premium account

PROPOSAL #2: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to the Listings Requirements, and the Act, to

 make a payment to shareholders out of the Company's

share premium account, in lieu of a final dividend,

or part thereof, for the YE 30 SEP 2010, provided

that:  Authority expires the earlier of the

conclusion of the shall next AGM or 15 months from

the date of this meeting ; having regard to any other

 payments to shareholders (including the cash

distribution contemplated in ordinary resolution

PROPOSAL #CONT: CONT 1) such payments will not in              ISSUER             NO              N/A                  N/A

aggregate exceed 20% of the Company's issued share

capital, including reserves but excluding minority

interests and revaluation of Assets and Intangible

Assets that are not supported by a valuation by an

independent professional expert acceptable to the JSE

 prepared within the last 6 months, in any one FY;

and such payments are made pro rata to all

shareholders and otherwise in compliance with the

Listings Requirements, subject to the above, the

quantum of the reduction in share premium will be

determined by the board of the Company or its delegee

PROPOSAL #3: Authorize any Director or Officer of the        ISSUER            YES             FOR                  FOR

 Company, to execute all documents and to do all such

 further acts and things as may be necessary to give

effect to Ordinary Resolutions 1 and 2

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIM PARTICIPACOES SA

  TICKER:                  N/A                 CUSIP:   P91536204

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Board of Directors report            ISSUER            YES             FOR                  FOR

and the Company's financial statements relating to

the FYE 31 DEC 2009

PROPOSAL #2: Approve to allocate the net profits from        ISSUER            YES             FOR                  FOR

 the 2009 FY and to distribute dividends

PROPOSAL #3: Ratify the appointment by cooptation of         ISSUER            YES             FOR                  FOR

the full members, as well as of the Chairperson of

the Board of Directors of the Company, done at the

meeting of the Board of directors held on 24 MAR

2010, to serve out the term in office, in accordance

with the terms of Article 150 of Law number 6404/1976

 and of Article 28, sole paragraph, of the Corporate

Bylaws of the Company

PROPOSAL #4: Approve to set the global remuneration          ISSUER            YES             FOR                  FOR

of the Company Directors

PROPOSAL #5: Elect the members of the Finance                     ISSUER            YES             FOR                  FOR

Committee and respective substitutes and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIM PARTICIPACOES SA

  TICKER:                  N/A                 CUSIP:   P91536204

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the extension of the                          ISSUER            YES             FOR                  FOR

cooperation and Support Agreement, to be signed

between telecom Italia S.P.A. and Tim Celular S.A.,

with the consent of the Company

PROPOSAL #2.: Amend the line XX of Article 25 and of         ISSUER            YES             FOR                  FOR

the Article 31 of the corporate bylaws of the Company

 and the respective consolidation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TINGYI (CAYMAN ISLANDS) HOLDING CORP

  TICKER:                  N/A                 CUSIP:   G8878S103

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive  the audited accounts and the            ISSUER            YES             FOR                  FOR

reports of the Directors and Auditors for the YE 31

DEC 2009

PROPOSAL #2: Declare the payment of a final dividend         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #3.1.a: Re-election of  Mr. Takeshi Ida as a        ISSUER            YES             FOR                  FOR

 Director, who retires and authorize the Directors to

 fix their remuneration

PROPOSAL #3.1.b: Re-election of  Mr. Wei Ying-Chiao          ISSUER            YES             FOR                  FOR

as a Director, who retires and authorize the

Directors to fix their remuneration

PROPOSAL #3.1.c: Re-election of  Mr. Lee Tiong-Hock          ISSUER            YES             FOR                  FOR

as a Director, who retires and authorize the

Directors to fix their remuneration

PROPOSAL #3.2: Appointment of Mr. Michihiko Ota  as          ISSUER            YES             FOR                  FOR

Director and authorize the Directors to fix his

remuneration

PROPOSAL #4: Re-appointment of  Auditors of the                 ISSUER            YES             FOR                  FOR

Company and authorize the Directors to fix their

remuneration

PROPOSAL #5: Approve the general mandate for issue of        ISSUER            YES             FOR                  FOR

 shares

PROPOSAL #6: Approve the general mandate to                        ISSUER            YES             FOR                  FOR

repurchase shares in the capital of the Company

PROPOSAL #7: Approve that the aggregate nominal                 ISSUER            YES             FOR                  FOR

amount of shares which are repurchased by the Company

 shall be added to the aggregate nominal amount of

the shares which may be allotted pursuant to the

general mandate for issue of shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TMB BANK PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y57710116

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of 2009 AGM of                   ISSUER            YES             FOR                  FOR

Shareholders, held on Wednesday, 29 APR 2009

PROPOSAL #2.: Approve the Bank's 2009 operating                 ISSUER            YES             FOR                  FOR

results

PROPOSAL #3.: Approve the balance sheet and income            ISSUER            YES             FOR                  FOR

statement for the YE 31 DEC 2009, and acknowledge the

 allocation of the 2009 net profit to capital fund

and the suspension of dividend payment

PROPOSAL #4.: Elect Directors to replace those                   ISSUER            YES             FOR                  FOR

retires by rotation

PROPOSAL #5.: Approve the Director remuneration for          ISSUER            YES             FOR                  FOR

2010

PROPOSAL #6.: Appoint the Auditor for 2010 to fix the        ISSUER            YES             FOR                  FOR

 audit fee

PROPOSAL #7.: Approve the issuance and offering of            ISSUER            YES             FOR                  FOR

debentures in THB currency within a limit of up to

BAHT 140 Million or the equivalent in foreign

currencies

PROPOSAL #8.: Approve the amendment of the Bank's              ISSUER            YES             FOR                  FOR

Articles of Association

PROPOSAL #9.: Other businesses if any                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TMK OAO

  TICKER:                  N/A                 CUSIP:   87260R201

  MEETING DATE:      8/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve interested party transactions           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TMK OAO

  TICKER:                  N/A                 CUSIP:   87260R201

  MEETING DATE:      12/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the interested party                          ISSUER            YES             FOR                  FOR

transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TMK OAO

  TICKER:                  N/A                 CUSIP:   87260R201

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                 ISSUER            YES             FOR                  FOR

accounting statements, including statements of

revenues and losses in accordance with the results of

 2009 FY

PROPOSAL #2.: Approve the distribution of the                     ISSUER            YES             FOR                  FOR

Company's income in accordance with results of 2009 FY

PROPOSAL #3.1: Election of Kaplunov Andrey Yurievich         ISSUER            YES         AGAINST           AGAINST

as a Board of Director of the Company

PROPOSAL #3.2: Election of Papin Sergey Timofeyevich         ISSUER            YES             FOR                  FOR

as a Board of Director of the Company

PROPOSAL #3.3: Election of Shiryaev Aleksandr                     ISSUER            YES         AGAINST           AGAINST

Georgievich as a Board of Director of the Company

PROPOSAL #3.4: Election of Khmelevskiy Igor                        ISSUER            YES             FOR                  FOR

Borisovich as a Board of Director of the Company

PROPOSAL #3.5: Election of Pumpyanskiy Dmitriy                   ISSUER            YES         AGAINST           AGAINST

Aleksandrovich as a Board of Director of the Company

PROPOSAL #3.6: Election of Marous Josef as a Board of        ISSUER            YES             FOR                  FOR

 Director of the Company

PROPOSAL #3.7: Election of Eskindarov Mukhadin                   ISSUER            YES         AGAINST           AGAINST

Abdurakhmanovich as a Board of Director of the Company

PROPOSAL #3.8: Election of Pickering Thomas as a                ISSUER            YES         AGAINST           AGAINST

Board of Director of the Company

PROPOSAL #3.9: Election of Shokhin Aleksandr                       ISSUER            YES             FOR                  FOR

Nikolaevich as a Board of Director of the Company

PROPOSAL #3.10: Election of Townsend Geoffrey as a            ISSUER            YES             FOR                  FOR

Board of Director of the Company

PROPOSAL #4.1: Election of Maksimenko Aleksandr                 ISSUER            YES             FOR                  FOR

Vasilyevich as a Member of Company's Supervisory Board

PROPOSAL #4.2: Election of Vorobyov Aleksandr                     ISSUER            YES             FOR                  FOR

Petrovich as a Member of Company's Supervisory Board

PROPOSAL #4.3: Election of Posdnakova Nina Viktorovna        ISSUER            YES             FOR                  FOR

 as a Member of Company's Supervisory Board

PROPOSAL #5.: Approve OOO Ernst & Young as the                   ISSUER            YES             FOR                  FOR

Company's Auditor

PROPOSAL #6.1: Approve an interested party                          ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.2: Approve an interested party                          ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.3: Approve an interested party                          ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.4: Approve an interested party                          ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.5: Approve an interested party                          ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.6: Approve an interested party                          ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.7: Approve an interested party                          ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.8: Approve an interested party                          ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.9: Approve an interested party                          ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.10: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.11: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.12: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.13: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.14: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.15: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.16: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.17: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.18: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.19: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.20: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.21: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.22: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.23: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.24: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.25: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.26: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

PROPOSAL #6.27: Approve an interested party                        ISSUER            YES         AGAINST           AGAINST

transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TONG YANG SECURITIES INC

  TICKER:                  N/A                 CUSIP:   Y8893H108

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement; cash            ISSUER            YES         AGAINST           AGAINST

dividend KRW 150 per 1 ordinary shares, KRW 200 per 1

 preferred shares

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Election of Dongwon Seo and Jungkook          ISSUER            YES             FOR                  FOR

Kwon as the Inside Directors

PROPOSAL #3.2: Election of Dongsung Cho as an Outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #4: Election of Jungkook Kwon as a Audit              ISSUER            YES         AGAINST           AGAINST

Committee Member as Inside Director

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors  KRW 7 bil

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOTAL ACCESS COMMUNICATION PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y8904F133

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adoption of the minutes of the 2009 AGM         ISSUER             NO              N/A                  N/A

of shareholders held on 30 APR 2009

PROPOSAL #2: Acknowledgement of the annual report on         ISSUER             NO              N/A                  N/A

the business operation of the Company for 2009

PROPOSAL #3: Approval of the consolidated audited              ISSUER             NO              N/A                  N/A

financial statements of the Company as at 31 DEC 2009

PROPOSAL #4: Approval of the annual dividend payment         ISSUER             NO              N/A                  N/A

(with respect to the 2009 results)

PROPOSAL #5: Approval of the election of Directors             ISSUER             NO              N/A                  N/A

PROPOSAL #6: Approval of the remuneration of                       ISSUER             NO              N/A                  N/A

Directors for 2010

PROPOSAL #7: Approval of the appointment of the                 ISSUER             NO              N/A                  N/A

Auditors of the Company and determination of their

remuneration

PROPOSAL #8: Approval of the renewal of the general          ISSUER             NO              N/A                  N/A

mandate for interested person transactions

PROPOSAL #9: Approval of the issuance of new                       ISSUER             NO              N/A                  N/A

debentures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOTAL ACCESS COMMUNICATION PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y8904F141

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the minutes of the 2009 AGM of              ISSUER            YES         ABSTAIN           AGAINST

shareholders held on 30 APR 2009

PROPOSAL #2: Acknowledge the annual report on the              ISSUER            YES         ABSTAIN           AGAINST

business operation of the Company for 2009

PROPOSAL #3: Approve the consolidated audited                     ISSUER            YES         ABSTAIN           AGAINST

financial statements of the Company as at 31 DEC 2009

PROPOSAL #4: Approve the annual dividend payment               ISSUER            YES         ABSTAIN           AGAINST

with respect to the 2009 results

PROPOSAL #5: Approve the election of the Directors             ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #6: Approve the remuneration of the                       ISSUER            YES         ABSTAIN           AGAINST

Directors for 2010

PROPOSAL #7: Approve the appointment of the Auditors         ISSUER            YES         ABSTAIN           AGAINST

of the Company and determination of their remuneration

PROPOSAL #8: Approve the renewal of the general                 ISSUER            YES         ABSTAIN           AGAINST

mandate for interested person transactions

PROPOSAL #9: Approve the issuance of new debentures           ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRACTEBEL ENERGIA SA, FLORIANOPOLIS

  TICKER:                  N/A                 CUSIP:   P9208W103

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to take the accounts of the                ISSUER            YES             FOR                  FOR

Directors, to examine, discuss and vote the financial

 statements relating to FYE 31 DEC 2009

PROPOSAL #2: Approve the capital budget for retention        ISSUER            YES             FOR                  FOR

 of profit

PROPOSAL #3: Approve the destination of the year end         ISSUER            YES             FOR                  FOR

results and to distribute dividends

PROPOSAL #4: Approve to deliberate on the                            ISSUER            YES         AGAINST           AGAINST

participation of the employees in the relating to FYE

 31 DEC 2009

PROPOSAL #5: Approve to set the directors and finance        ISSUER            YES         AGAINST           AGAINST

 committee global remuneration

PROPOSAL #6: Election of the members of the finance          ISSUER            YES             FOR                  FOR

committee and substitutes

PROPOSAL #7: Approve to take cognizance of the                   ISSUER            YES             FOR                  FOR

resignation of a substitute of the Board of Directors

PROPOSAL #8: Election of the members of the Board of         ISSUER            YES             FOR                  FOR

Directors and substitutes

PROPOSAL #9: Approve to decide on the newspapers in          ISSUER            YES             FOR                  FOR

which company notices will be published

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRACTEBEL ENERGIA SA, FLORIANOPOLIS

  TICKER:                  N/A                 CUSIP:   P9208W103

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the renewal of the contract for         ISSUER            YES             FOR                  FOR

the provison of services of services with the

controlling shareholder Suez Tractebel S.A.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSCEND INFORMATION INC

  TICKER:                  N/A                 CUSIP:   Y8968F102

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of monetary loans                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of the 2009 local unsecured        ISSUER             NO              N/A                  N/A

 convertible bonds

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 6 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.6: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRIPOD TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y8974X105

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement, guarantee          ISSUER             NO              N/A                  N/A

and monetary loans

PROPOSAL #A.4: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 2.7 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedure         ISSUER            YES             FOR                  FOR

of endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of Monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of Asset Acquisition or disposal and trading

derivatives

PROPOSAL #B.7: Approve the establishment to the rules        ISSUER            YES             FOR                  FOR

 of the authority of the supervisors

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRUWORTHS INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   S8793H130

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Group and the              ISSUER            YES             FOR                  FOR

Company audited annual financial statements for the

period ended 28 JUN 2009

PROPOSAL #2.1: Re-elect A.J. Taylor as a Director of         ISSUER            YES             FOR                  FOR

the Company in accordance with its Articles of

Association which provide that at least one-third of

the Directors, who retires by rotation at the AGM

PROPOSAL #2.2: Re-elect A.E. Parfett as a Director of        ISSUER            YES             FOR                  FOR

 the Company in accordance with its Articles of

Association which provide that at least one-third of

the Directors, who retires by rotation at the AGM

PROPOSAL #2.3: Re-elect C.T. Ndlovu as a Director of         ISSUER            YES             FOR                  FOR

the Company in accordance with its Articles of

Association which provide that at least one-third of

the Directors, who retires by rotation at the AGM

PROPOSAL #3.: Approve to renew the Directors' general        ISSUER            YES             FOR                  FOR

 authority, which shall be limited in aggregate to 5%

 of the Company's shares in issue at 28 JUN 2009,

over both the unissued shares and the repurchased

ordinary shares of the Company until the following

AGM; this general authority shall include the power

to allot or to sell as the case may be such shares

for cash subject to the provisions of the Companies

Act, as amended or substituted [the Act] and the JSE

Listings Requirements, in particular this resolution

which if passed would constitute a waiver by Members

of their pre-emptive rights, is subject to not less

than 75% of the votes of all Members entitled to vote

 and in attendance or represented at the meeting

being cast in favor and is further subject to

paragraphs 5.52, 5.75 and 11.22 of such requirements

which in summary provide as follows: such shares may

only be issued or sold as the case may be to public

shareholders as defined in such requirements and not

to related parties; such shares may not in any 1 FY

in the aggregate exceed 15% of the Company's issued

shares the number that may be issued or sold as the

case may be being determined in accordance with

subparagraph 5.52 [c] of such requirements; the

maximum discount at which such shares may be issued

or sold as the case may be is 10% of the weighted

average traded price of such shares on the JSE over

the 30 business days preceding the date of

determination of the issue or selling price as the

case may be; after the Company has issued shares in

terms of this general authority representing on

cumulative basis within a FY, 5% or more of the

number of shares in issue prior to that issue, the

Company will publish an announcement containing full

details of the issue including: the number of shares

issued; the average discount to the weighted average

traded price of the shares over the 30 business days

prior to the date that the price of the issue was

determined or agreed by the Directors; and the

effects of the issue on the net asset value per share

 net tangible asset value per share earnings per

share headline earnings per share and diluted

PROPOSAL #S.4: Authorize the Company, a general                 ISSUER            YES             FOR                  FOR

approval contemplated in the Act, the acquisition

from time to time, either by the Company itself or by

 its subsidiaries, of the Company's issued shares and

 including the acquisition by the Company of any of

its issued shares held by its subsidiaries, upon such

 terms and conditions and in such amounts as the

Directors of the Company may from time to time

decide, subject however to the provisions of the Act

and the JSE Listings Requirements relating to general

 repurchases of shares, it being recorded that it is

currently required that general repurchases of a

Company's shares can be made only if: a) the Company

and its subsidiaries are enabled by their Articles to

 acquire such shares; b) authorize the Company and

its subsidiaries by their Members in terms of special

 resolutions taken at general meetings, to make such

general repurchases, [Authority expires the earlier

of the conclusion of the next AGM or 15 months from

the date of the Special Resolution]; c) such

repurchases are effected through the order book

operated by the JSE trading system and without any

prior understanding or arrangement between the

Company and a counterparty, unless the JSE otherwise

permits; d) such repurchases are limited to a maximum

 of 20% per FY of the Company's issued shares of that

 class at the time the aforementioned authorization

is given, a maximum of 10% in aggregate of the

Company's issued shares that may have been

repurchased being capable of being held by

subsidiaries of the Company; e) such repurchases are

made at a price no greater than 10% above the

weighted average market price of the Company's shares

 traded on the JSE over the 5 business days

immediately preceding the date on which the

transaction is effect; f) at any point in time, the

Company appoints only one agent to effect any

repurchase on the Company's behalf; g) the Company

may only undertake such repurchases if thereafter it

still complies with the JSE Listings Requirements

concerning shareholder spread; h) such repurchases

are not effected during prohibited periods as defined

 by the JSE, unless complied with the conditions as

PROPOSAL #5.: Re-appoint Ernst & Young Inc, as the            ISSUER            YES             FOR                  FOR

Independent External Auditors to audit the Group's

annual financial statements for the period ending 27

JUN 2010 which has indicated that Ms. Tina Rookledge,

 being a Director of that firm and a Registered

Auditor, will undertake the audit and the Directors

endorse the recommendation of the Groups Audit

Committee that this firm be re-appointed for the

ensuing period and that the terms of its engagement

and fees be determined by such Committee

PROPOSAL #6.1: Approve the fees of the Non-Executive         ISSUER            YES             FOR                  FOR

Chairman: ZAR 370,000 for the period ending 27 JUN

2010 [2009: ZAR 320,000]

PROPOSAL #6.2: Approve the fees of the Non-Executive         ISSUER            YES             FOR                  FOR

Directors: ZAR 165,000 for the period ending 27 JUN

2010 [2009: ZAR 150,000]

PROPOSAL #6.3: Approve the fees of the Audit                       ISSUER            YES             FOR                  FOR

Committee Chairman: ZAR 90,000 for the period ending

27 JUN 2010 [2009: ZAR 75,000]

PROPOSAL #6.4: Approve the fees of the Audit                       ISSUER            YES             FOR                  FOR

Committee Member: ZAR 60,000 for the period ending 27

 JUN 2010 [2009: ZAR 55,000]

PROPOSAL #6.5: Approve the fees of the Remuneration          ISSUER            YES             FOR                  FOR

Committee Chairman: ZAR 67,000 for the period ending

27 JUN 2010 [2009: ZAR 60,000]

PROPOSAL #6.6: Approve the fees of the Remuneration          ISSUER            YES             FOR                  FOR

Committee Member: ZAR 48,000 for the period ending 27

 JUN 2010 [2009: ZAR 45,000]

PROPOSAL #6.7: Approve the fees of the Risk Committee        ISSUER            YES             FOR                  FOR

 Member: ZAR 35,000 for the period ending 27 JUN 2010

 [2009: ZAR 30,000]

PROPOSAL #6.8: Approve the fees of the Non-Executive         ISSUER            YES             FOR                  FOR

Committee Chairman: ZAR 25,000 for the period ending

27 JUN 2010 [2009: ZAR 20,000]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSINGTAO BREWERY CO LTD

  TICKER:                  N/A                 CUSIP:   Y8997D102

  MEETING DATE:      11/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Fumio Yamazaki as a Non-               ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #1.2: Elect Mr. Tang Jun as a Non-Executive         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.: Elect Mr. Akiyoshi koji as a Supervisor        ISSUER            YES             FOR                  FOR

 and as Shareholder Representative of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSINGTAO BREWERY CO LTD

  TICKER:                  N/A                 CUSIP:   Y8997D102

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the work report of the Board of         ISSUER            YES             FOR                  FOR

Directors of the Company for the year 2009

PROPOSAL #2: Approve the work report of the Board of         ISSUER            YES             FOR                  FOR

Supervisors of the Company for the year 2009

PROPOSAL #3: Approve the financial statements                     ISSUER            YES             FOR                  FOR

(audited) of the Company for the year 2009

PROPOSAL #4: Approve to determine the profit                       ISSUER            YES             FOR                  FOR

distribution (including dividends distribution)

proposal for the year 2009

PROPOSAL #5: Re-appoint PricewaterhouseCoopers Zhong         ISSUER            YES             FOR                  FOR

Tian Certified Public Accountants Limited Company as

the Company's Domestic Auditor and

PricewaterhouseCoopers as its International Auditor

for the year 2010 and authorize the Board of

Directors to determine their remunerations

PROPOSAL #6: Approve the reward proposal to the                 ISSUER            YES             FOR                  FOR

Directors and Supervisors of the Company for the

Award of Board of Directors for the year 2009 awarded

 by Shanghai Stock Exchange

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSRC CORPORATION

  TICKER:                  N/A                 CUSIP:   Y84690109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.2per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.4: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TUNG HO STL ENTERPRISE CORP

  TICKER:                  N/A                 CUSIP:   Y90030100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business reports                              ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of 2009 endorsements and            ISSUER             NO              N/A                  N/A

guarantees

PROPOSAL #A.4: The status of monetary loans                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of 2009 treasury stock                ISSUER             NO              N/A                  N/A

buyback

PROPOSAL #A.6: The issuance status of convertible              ISSUER             NO              N/A                  N/A

bond and the status of cash injection

PROPOSAL #A.7: The asset impairment report of 2009             ISSUER             NO              N/A                  N/A

PROPOSAL #A.8: The revision of the rules of Board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #B.1: Ratify the 2009 financial reports                ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Ratify the 2009 earnings distribution,        ISSUER            YES             FOR                  FOR

 proposed cash dividend: TWD 1.03 per share

PROPOSAL #B.3: Approve to revise the plan of                       ISSUER            YES             FOR                  FOR

unsecured convertible bond issuance

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

engaging derivatives dealing

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

acquisition or disposal of asset

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURK HAVA YOLLARI AO, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M8926R100

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and forming the presidency of            ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2: Authorize the Board of Assembly to sign         ISSUER             NO              N/A                  N/A

the minutes of meeting

PROPOSAL #3: Approve the reports of the Board                     ISSUER             NO              N/A                  N/A

Members, Auditors and the Independent Audit Firm

PROPOSAL #4: Approve the balance sheet and                          ISSUER             NO              N/A                  N/A

profit/loss reports

PROPOSAL #5: Approve to release the Board Members and        ISSUER             NO              N/A                  N/A

 the Auditors

PROPOSAL #6: Approve take a decision for dividend              ISSUER             NO              N/A                  N/A

distribution

PROPOSAL #7: Approve the amendments of Items 3, 6,            ISSUER             NO              N/A                  N/A

25, 26 and 36 of Articles of Association

PROPOSAL #8: Approve to inform shareholders about              ISSUER             NO              N/A                  N/A

given collaterals, mortgages, pawns and pledges to

third parties

PROPOSAL #9: Approve to informing shareholders about         ISSUER             NO              N/A                  N/A

donations

PROPOSAL #10: Appointment of Mr. Turhan Erol                       ISSUER             NO              N/A                  N/A

PROPOSAL #11: Election of the Board Members                         ISSUER             NO              N/A                  N/A

PROPOSAL #12: Election of the Auditors                                  ISSUER             NO              N/A                  N/A

PROPOSAL #13: Approve the determination on wages of          ISSUER             NO              N/A                  N/A

the Board Members and the Auditors

PROPOSAL #14: Wishes and closing                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURK TELEKOMUNIKASYON

  TICKER:                  N/A                 CUSIP:   Y90033104

  MEETING DATE:      4/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and forming the Presidency of            ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2: Authorize the Board Members to sign the         ISSUER             NO              N/A                  N/A

minutes of meeting

PROPOSAL #3: Approve to discuss the report of Board          ISSUER             NO              N/A                  N/A

Members

PROPOSAL #4: Approve to discuss the report of the              ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #5: Approve the report of the Independent            ISSUER             NO              N/A                  N/A

Audit Firm

PROPOSAL #6: Approve the balance sheet and                          ISSUER             NO              N/A                  N/A

profit/loss report

PROPOSAL #7: Approve to release the Board Members               ISSUER             NO              N/A                  N/A

PROPOSAL #8: Approve to release the Auditors                       ISSUER             NO              N/A                  N/A

PROPOSAL #9: Approve to take decision for dividend            ISSUER             NO              N/A                  N/A

distribution

PROPOSAL #10: Approve the Independent Audit Firm                ISSUER             NO              N/A                  N/A

PROPOSAL #11: Approve to inform shareholders about            ISSUER             NO              N/A                  N/A

corporate governance policy

PROPOSAL #12: Approve to inform shareholders about            ISSUER             NO              N/A                  N/A

dividend distribution policy

PROPOSAL #13: Approve to inform shareholders about            ISSUER             NO              N/A                  N/A

the report of the Independent Audit Firm on corporate

 governance policy

PROPOSAL #14: Approve to inform shareholders about            ISSUER             NO              N/A                  N/A

information policy

PROPOSAL #15: Approve to inform shareholders about            ISSUER             NO              N/A                  N/A

donations

PROPOSAL #16: Approve to inform shareholders about            ISSUER             NO              N/A                  N/A

processes of related parties

PROPOSAL #17: Approve to inform shareholders about            ISSUER             NO              N/A                  N/A

given collateral, pledges, mortgage and pawns

PROPOSAL #18: Approve to permit the Board Members as         ISSUER             NO              N/A                  N/A

per items 334 and 335 of TCC

PROPOSAL #19: Wishes and closing                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURK TELEKOMUNIKASYON

  TICKER:                  N/A                 CUSIP:   Y90033104

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Chairmanship        ISSUER             NO              N/A                  N/A

 Committee

PROPOSAL #2: Authorize the Chairmanship Committee to         ISSUER             NO              N/A                  N/A

sign the minutes of the extraordinary general

assembly meeting, and the list of attendees

PROPOSAL #3: Approve, pursuant to Paragraph G of                ISSUER             NO              N/A                  N/A

Article 21/6 invitation to meeting and meeting quorum

 of the articles of association of our Company, the

acquisition of INVITEL holdings A/S'S international

wholesale business INVITEL international

collectively, comprising the entire issued share

capital of INVITEL international AG  including its

subsidiaries , at INVITEL GMBH, INVITEL international

 Hungary KFT and S.C. Euroweb Romania S.A.

PROPOSAL #4: Approve the discussing and voting of              ISSUER             NO              N/A                  N/A

authorizing the Board of Directors and/or person'S

to be delegated by the Board of Directors for

acquisition of Company(s) within the year 2010 up to

EUR 300,000,000 for each acquisition

PROPOSAL #5: Approve the discussing and voting of              ISSUER             NO              N/A                  N/A

authorizing the Board of Directors to establish

SPV(s) when needed in relation to such acquisitions

PROPOSAL #6: Other items                                                          ISSUER             NO              N/A                  N/A

PROPOSAL #7: Closing                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURKCELL ILETISIM HIZMETLERI  A S

  TICKER:                  N/A                 CUSIP:   M8903B102

  MEETING DATE:      10/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening meeting and elect Presiding              ISSUER             NO              N/A                  N/A

Council of meeting

PROPOSAL #2.: Authorize the Presiding Council to sign        ISSUER             NO              N/A                  N/A

 the minutes of the meeting

PROPOSAL #3.: Amend Article 3 of Articles of                       ISSUER             NO              N/A                  N/A

Association of the Company, titled Purpose and

Subject-Matter

PROPOSAL #4.: Approve the remuneration of the Board          ISSUER             NO              N/A                  N/A

of Directors

PROPOSAL #5.: Close Meeting                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURKCELL ILETISIM HIZMETLERI  A S

  TICKER:                  N/A                 CUSIP:   M8903B102

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and election of the Presidency         ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2.: Authorize the Presidency Board to sign         ISSUER             NO              N/A                  N/A

the minutes of the meeting

PROPOSAL #3.: Amend the Article 3 of the Articles of         ISSUER             NO              N/A                  N/A

Association of the Company, titled Purpose and

Subject-Matter

PROPOSAL #4.: Approve to read the annual reports of          ISSUER             NO              N/A                  N/A

the Board of Directors relating to FY 2009

PROPOSAL #5.: Approve to read the annual reports of          ISSUER             NO              N/A                  N/A

the Auditors relating to FY 2009

PROPOSAL #6.: Approve to read the summary of the                ISSUER             NO              N/A                  N/A

Independent Audit Firm's report relating to FY 2009

PROPOSAL #7.: Approve the balance sheet and                        ISSUER             NO              N/A                  N/A

profits/loss statements relating to FY 2009

PROPOSAL #8.: Approve to release the Board Members            ISSUER             NO              N/A                  N/A

from activities and operations of the Company in year

 2009

PROPOSAL #9.: Approve to release the Auditors from            ISSUER             NO              N/A                  N/A

activities and operations of the Company in year 2009

PROPOSAL #10.: Approve to submit the temporary                   ISSUER             NO              N/A                  N/A

election of the Board Members made by the Board of

Directors during the previous year in order to fill

the vacancies and approval thereof

PROPOSAL #11.: Approve to determine the Board of                ISSUER             NO              N/A                  N/A

Directors Members' remuneration for the year 2010

PROPOSAL #12.: Election of the Auditors for a period         ISSUER             NO              N/A                  N/A

of one year and approve the determination of their

remuneration

PROPOSAL #13.: Approve to discuss the decision on the        ISSUER             NO              N/A                  N/A

 Board of Directors  proposal concerning the

distribution of profit for year 2009

PROPOSAL #14.: Approve to Inform the general assembly        ISSUER             NO              N/A                  N/A

 regarding the donations made in year 2009

PROPOSAL #15.: Approve to discuss the election of the        ISSUER             NO              N/A                  N/A

 Independent Audit Firm realized by the Board of

Directors in accordance with the Article 14 of the

Regulation Concerning the Independent External Audit

in Capital Markets which is published by the Capital

Markets Board

PROPOSAL #16.: Approve the decision permitting the            ISSUER             NO              N/A                  N/A

Board Members to, directly or on behalf of others, be

 active in areas falling within or outside the scope

of the Company's and to participate in companies

operating in the same business and to perform other

acts in compliance with Articles 334 and 335 of the

Turkish Commercial Code

PROPOSAL #17.: Approve to inform the general assembly        ISSUER             NO              N/A                  N/A

 regarding the guarantees, pledges and mortgages

provided by the Company to third parties or the

derived income thereof, in accordance with the

Decision of the Capital Markets Board dated 09 SEP

2009 and numbered 28/780

PROPOSAL #18.: Wishes and hopes                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURKIYE GARANTI BANKASI A S

  TICKER:                  N/A                 CUSIP:   M4752S106

  MEETING DATE:      9/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and forming of Presidency of            ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2.: Authorize the Board Members to sign the        ISSUER             NO              N/A                  N/A

 minutes of the meeting

PROPOSAL #3.: Approve to determine the dividend                 ISSUER             NO              N/A                  N/A

distribution as per item 45 of Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURKIYE GARANTI BANKASI A S

  TICKER:                  N/A                 CUSIP:   M4752S106

  MEETING DATE:      4/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and forming the Presidency Board        ISSUER             NO              N/A                  N/A

PROPOSAL #2: Authorize the Board Members to sign the         ISSUER             NO              N/A                  N/A

minutes of meeting

PROPOSAL #3: Approve the reports of Board of                       ISSUER             NO              N/A                  N/A

Directors and the Auditors

PROPOSAL #4: Approve and ratify the balance sheet and        ISSUER             NO              N/A                  N/A

 profit and loss accounts, acceptance or rejection by

 discussion of the Board of Directors proposal

regarding the dividend distribution

PROPOSAL #5: Amend the 8th Article of the Articles of        ISSUER             NO              N/A                  N/A

 Association and temporary Article 2

PROPOSAL #6: Approve the release of the Board Members        ISSUER             NO              N/A                  N/A

 and Auditors

PROPOSAL #7: Approve the determination on wages of            ISSUER             NO              N/A                  N/A

Board Members and Auditors

PROPOSAL #8: Approve the Independent Audit Firm                  ISSUER             NO              N/A                  N/A

PROPOSAL #9: Approve to inform the shareholders about        ISSUER             NO              N/A                  N/A

 donations

PROPOSAL #10: Authorize the Members of the Board of          ISSUER             NO              N/A                  N/A

Directors to do business with the bank provisions of

the Banking Law to remain reserved in accordance with

 Articles 334 and 335 of Turkish Commercial Code

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURKIYE HALK BANKASI A.S. (HALKBANK)

  TICKER:                  N/A                 CUSIP:   M9032A106

  MEETING DATE:      5/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the presidency          ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2: Authorize the Chairmanship to sign the          ISSUER             NO              N/A                  N/A

minutes of the meeting

PROPOSAL #3: Receive the reports prepared by the                ISSUER             NO              N/A                  N/A

Board, Auditors and presentation of the independent

audit firm report

PROPOSAL #4: Approve the 2009 balance sheet, income          ISSUER             NO              N/A                  N/A

statements and dividend distribution table

PROPOSAL #5: Approve to release the Board members and        ISSUER             NO              N/A                  N/A

 audit committee members

PROPOSAL #6: Election of Board Members and Audit                ISSUER             NO              N/A                  N/A

Committee Members

PROPOSAL #7: Approve the determination of wages of            ISSUER             NO              N/A                  N/A

the Board Members and Audit Committee Members

PROPOSAL #8: Authorize the Board of Directors for              ISSUER             NO              N/A                  N/A

determining the number, wages, title and rights of

the employees

PROPOSAL #9: Approve to inform the general assembly          ISSUER             NO              N/A                  N/A

about donations

PROPOSAL #10: Approve to inform the general assembly         ISSUER             NO              N/A                  N/A

about the Independent Audit Firm and its activities

PROPOSAL #11: Wishes and closing                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURKIYE IS BANKASI AS

  TICKER:                  N/A                 CUSIP:   M8933F115

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Presidential        ISSUER             NO              N/A                  N/A

 Board and authorize the Chairmanship to sign the

minutes of the meeting

PROPOSAL #2: Receive the Board of Director's and                ISSUER             NO              N/A                  N/A

Auditors' reports and the brief independent auditing

report

PROPOSAL #3: Approve the balance sheet and income              ISSUER             NO              N/A                  N/A

statements of 2009

PROPOSAL #4: Approve to absolving the members of the         ISSUER             NO              N/A                  N/A

Board of Directors for the Company's activities

accounts in 2009

PROPOSAL #5: Approve to absolving the Auditors for            ISSUER             NO              N/A                  N/A

the Company's activities and accounts in 2009

PROPOSAL #6: Approve the decision on profit                        ISSUER             NO              N/A                  N/A

distribution, its method and date

PROPOSAL #7: Approve to determine the salaries of the        ISSUER             NO              N/A                  N/A

 Members of Board of Directors

PROPOSAL #8: Election of Auditors for year 2010                  ISSUER             NO              N/A                  N/A

PROPOSAL #9: Approve to determine the salaries of              ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #10: Approve to inform the shareholders                ISSUER             NO              N/A                  N/A

about the donations made during year 2009

PROPOSAL #11: Approve to inform the shareholders for         ISSUER             NO              N/A                  N/A

the agreed Independent Audit Firm regarding terms

between 2010 and 2012

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURKIYE IS BANKASI AS

  TICKER:                  N/A                 CUSIP:   M8933F255

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Presidential        ISSUER             NO              N/A                  N/A

 Board, and authorize the Chairmanship to sign the

minutes of the meeting

PROPOSAL #2: Receive the Board of Directors and                 ISSUER             NO              N/A                  N/A

Auditors reports, brief independent auditing report

PROPOSAL #3: Approve the balance sheet and income              ISSUER             NO              N/A                  N/A

statements for the year 2009

PROPOSAL #4: Approve to absolving the members of the         ISSUER             NO              N/A                  N/A

Board of Directors for the Companies activities

accounts in 2009

PROPOSAL #5: Approve to absolving the Auditors for            ISSUER             NO              N/A                  N/A

the Companies activities and accounts in 2009

PROPOSAL #6: Approve the decision on profit                        ISSUER             NO              N/A                  N/A

distribution, its method and date

PROPOSAL #7: Approve to determine the salaries of              ISSUER             NO              N/A                  N/A

members of Board of Directors

PROPOSAL #8: Election of the Auditors for the year            ISSUER             NO              N/A                  N/A

2010

PROPOSAL #9: Approve to determine the salaries of              ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #10: Approve the presenting of information          ISSUER             NO              N/A                  N/A

to the shareholders about the donations made during

the year 2009

PROPOSAL #11: Approve to inform shareholders for the         ISSUER             NO              N/A                  N/A

agreed independent audit firm regarding terms between

 2010 and 2012

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURKIYE PETROL RAFINERILERI A  S

  TICKER:                  N/A                 CUSIP:   M8966X108

  MEETING DATE:      4/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the presiding            ISSUER             NO              N/A                  N/A

Board of the general assembly meeting

PROPOSAL #2: Approve, read and discuss the Board of          ISSUER             NO              N/A                  N/A

Directors activity report, the statutory Auditors

report and the independent Auditor report for the

year 2009 and then, review the balance sheet and

income statements and submit for the AGMs approval

PROPOSAL #3: Approve to absolve of the Board Members         ISSUER             NO              N/A                  N/A

and Board Auditors for the Company'S accounts and

activities of the year 2009

PROPOSAL #4: Approve the amendments of Company                   ISSUER             NO              N/A                  N/A

Article 3 about Company purpose and operations, 6th

Article about the capital and 31th Article about the

election rights

PROPOSAL #5: Election of the Board members and                   ISSUER             NO              N/A                  N/A

determining their duty period

PROPOSAL #6: Election of the Auditors and determining        ISSUER             NO              N/A                  N/A

 their duty period

PROPOSAL #7: Approve to determine the salaries of the        ISSUER             NO              N/A                  N/A

 Board of Directors and Auditors

PROPOSAL #8: Approve by change or refuse 2009 profit         ISSUER             NO              N/A                  N/A

distribution and dividend date proposal of the Board

of Directors

PROPOSAL #9: Approve the presentation of information         ISSUER             NO              N/A                  N/A

to the shareholders about the profit distribution

policy

PROPOSAL #10: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 to the shareholders about the information policy of

the Company

PROPOSAL #11: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 to the shareholders about the donations

PROPOSAL #12: Approve the independent auditing firm           ISSUER             NO              N/A                  N/A

PROPOSAL #13: Approve, in accordance with the                     ISSUER             NO              N/A                  N/A

commercial law Article 334 and 335, give permission

to the Board members to perform business activities

within the fields of activity of the Company by

himself or on the behalf of others and to be a

partner in any Company performing similar activities

and to make other transactions

PROPOSAL #14: Approve to signing the minute book by          ISSUER             NO              N/A                  N/A

the presiding Board and authorize the Presiding Board

 to sign in the name and behalf of the attendants

PROPOSAL #15: Wishes and comments of our shareholders        ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURKIYE VAKIFLAR BANKASI TAO

  TICKER:                  N/A                 CUSIP:   M9037B109

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening the assembly, election of the            ISSUER             NO              N/A                  N/A

Chairmanship

PROPOSAL #2: Authorize the Chairmanship in order to          ISSUER             NO              N/A                  N/A

sign the minutes of the assembly

PROPOSAL #3: Receive the Board of Directors activity         ISSUER             NO              N/A                  N/A

report, Auditors report and Independent Auditing

Company's report

PROPOSAL #4: Ratify the balance sheet and profit &            ISSUER             NO              N/A                  N/A

loss statement of 2009

PROPOSAL #5: Grant discharge to the Board Members for        ISSUER             NO              N/A                  N/A

 the activities and accounts of 2009

PROPOSAL #6: Grant discharge to the Auditors for the         ISSUER             NO              N/A                  N/A

activities and accounts of 2009

PROPOSAL #7: Approve the Board of Directors proposal         ISSUER             NO              N/A                  N/A

concerning distribution of 2009's profit

PROPOSAL #8: Approve to give information to the                 ISSUER             NO              N/A                  N/A

general assembly about our bank's policies on

distribution of profit for 2010 and subsequent years

PROPOSAL #9: Approve to re-new the elections for the         ISSUER             NO              N/A                  N/A

Memberships of the Board of Directors

PROPOSAL #10: Approve to re-new the elections for the        ISSUER             NO              N/A                  N/A

 Memberships of the Board of Auditors

PROPOSAL #11: Approve to determine the remuneration          ISSUER             NO              N/A                  N/A

for the Members of the Board of Directors and Auditors

PROPOSAL #12: Ratify the election of Independent                ISSUER             NO              N/A                  N/A

External Auditing Company in accordance with the

related regulation of the capital market Board

PROPOSAL #13: Authorize the Board of Directors in              ISSUER             NO              N/A                  N/A

order to regulate and amend the employees regulation

PROPOSAL #14: Approve to give information about the          ISSUER             NO              N/A                  N/A

donations given across the year

PROPOSAL #15: Wishes and suggestions                                     ISSUER             NO              N/A                  N/A

PROPOSAL #16: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TVN S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X9283W102

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the AGM                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the Chairman                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the correctness of calling                 ISSUER            YES             FOR                  FOR

meeting and its ability to approve resolutions

PROPOSAL #4: Approve to acceptance of meeting order           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the voting Commission                           ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the financial statement for 2009        ISSUER            YES             FOR                  FOR

 year

PROPOSAL #7: Approve the Management Board report on          ISSUER            YES             FOR                  FOR

Company activities

PROPOSAL #8: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

report of TVN group

PROPOSAL #9: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Management Board

PROPOSAL #10: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #11: Approve the profit distribution                      ISSUER            YES             FOR                  FOR

PROPOSAL #12: Approve the dividend payment, record            ISSUER            YES             FOR                  FOR

date, pay date

PROPOSAL #13: Approve the consideration of the report        ISSUER            YES             FOR                  FOR

 on Company situation in 2009

PROPOSAL #14: Approve the Supervisory Board report on        ISSUER            YES             FOR                  FOR

 its activities in 2009

PROPOSAL #15: Approve to changes in composition of            ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #16: Approve to acceptance regulations of            ISSUER            YES             FOR                  FOR

general meeting

PROPOSAL #17: Approve the changes in Company statue           ISSUER            YES             FOR                  FOR

PROPOSAL #18: Approve to acceptance of uniform text          ISSUER            YES             FOR                  FOR

of Company statue

PROPOSAL #19: Closing of the AGM                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ULTRAPAR PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P94396101

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To take knowledge of the Directors                 ISSUER             NO              N/A                  N/A

accounts, to examine, discuss and approve the

Company's consolidated financial statements for the

FYE 31 DEC 2009

PROPOSAL #2: To consider the proposal for the capital        ISSUER             NO              N/A                  N/A

 budget for the year 2010

PROPOSAL #3: To decide on the allocation of the net          ISSUER             NO              N/A                  N/A

profits from the FY

PROPOSAL #4: Election of members of the Board of                ISSUER            YES             FOR                  FOR

Directors and set their remuneration

PROPOSAL #5: Election of members of the Finance                 ISSUER            YES             FOR                  FOR

Committee, and set their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  U-MING MARINE TRANSPORT CORPORATION

  TICKER:                  N/A                 CUSIP:   Y9046H102

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 financial statements                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 5 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Election of the Directors and                       ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.5: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UMW HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y90510101

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the YE 31 DEC 2009 together with the Reports of

the Directors and the Auditors thereon

PROPOSAL #2: Declare a final single-tier dividend of         ISSUER            YES             FOR                  FOR

9.0 Sen per share of MYR 0.50 each for the YE 31 DEC

2009, giving a total gross dividend of 20.0 Sen per

share of nominal value MYR 0.50 each for the year

PROPOSAL #3: Re-elect Dr. Leong Chik Weng as a                   ISSUER            YES             FOR                  FOR

Director, who is retiring in accordance with Article

123 of the Company's Articles of Association

PROPOSAL #4: Re-elect Dato' Siow Kim Lun @ Siow Kim          ISSUER            YES             FOR                  FOR

Lin as a Director, who is retiring in accordance with

 Article 109 of the Company's Articles of Association

PROPOSAL #5: Approve Directors' fees of MYR 717,000          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #6: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors for the ensuing FY and to authorize the

Directors to fix their remuneration

PROPOSAL #7: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Paragraph 10.09 of the Main Market

Listing Requirements of Bursa Malaysia Securities

Berhad  Bursa Securities , and its subsidiaries  the

UMW Group  to enter into the recurrent transactions

of a revenue or trading nature as set out in Section

2.1.1 (b) of Part A of the Circular to Shareholders

dated 25 MAY 2010  the Circular with the related

parties mentioned therein, which are necessary for

the UMW Group's day-to-day operations, be and is

hereby renewed, and for a new mandate for the UMW

Group to enter into additional recurrent related

party transactions of a revenue or trading nature as

set out in Section 2.1.1 (b) of Part A of the

Circular with the related parties mentioned therein,

which are necessary for the CONTD..

PROPOSAL #CONT: ..CONTD UMW Group's day-to-day                   ISSUER             NO              N/A                  N/A

operations, provided that - a) the transactions are

in the ordinary course of business and are on normal

commercial terms which are not more favourable to the

 related parties than those generally available to

the public and are not to the detriment of the

minority shareholders of the Company; and b)

disclosure is made in the annual report of the

aggregate value of transactions conducted pursuant to

 the shareholders' mandate during the FY and in the

annual reports for subsequent FYs during which the

shareholders' mandate is in force, based on the type

of the recurrent transactions, the names of the

related parties involved in each type of the

recurrent transaction and their relationship with the

PROPOSAL #CONT: ..CONTD  Authority expires the                   ISSUER             NO              N/A                  N/A

earlier of the conclusion of the next AGM or the

expiration of the period within which the next AGM is

 to be held by law ; to complete and do such acts and

 things as they may think expedient or necessary

including executing such documents as may be required

  to give effect to the Proposed Shareholders'

Mandate, the estimates given on the recurrent related

 party transactions specified in Section 2.1.1 (b) of

 Part A of the Circular being provisional in nature,

to agree to the actual amount or amounts thereof,

provided always that such amount or amounts comply

with the review procedures set out in Section 2.1.2

of Part A of the Circular

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to the Companies Act, 1965 the Act , the

provisions of the Memorandum and Articles of

Association of the Company, the Main Market Listing

Requirements of Bursa Malaysia Securities Berhad

Bursa Securities  and all other applicable laws,

regulations and guidelines and the approvals of all

relevant governmental and/or regulating authorities,

the Company be and is hereby authorized to purchase

such amount of ordinary shares of MYR 0.50 each in

the Company  Proposed Renewal of Share Buy-Back  as

may be determined by the Directors of the Company

from time to time through Bursa Securities, upon such

 terms and conditions as the Directors may deem fit

and expedient in the interests of the Company,

provided that - a) the aggregate number of ordinary

shares which may be purchased and/or held by the

PROPOSAL #CONT: ..CONTD as treasury shares shall not         ISSUER             NO              N/A                  N/A

exceed 10% of the total issued and paid-up ordinary

share capital of the Company as at the point of

purchase; and b) the maximum funds to be allocated by

 the Company for the purpose of purchasing its shares

 shall not exceed the total retained earnings and

share premium reserves of the Company at the time of

the purchase, upon completion of the purchase by the

Company of its own shares, to deal with the shares

purchased in their absolute discretion in the

following manner a) cancel all the shares so

purchased; or b) retain the shares so purchased in

treasury for distribution as dividends to

shareholders and/or resell the shares on the market

of Bursa Securities and/or subsequently cancel the

treasury shares; CONTD..

PROPOSAL #CONT: ..CONTD or c) retain part of the                ISSUER             NO              N/A                  N/A

shares so purchased as treasury shares and cancel the

 remainder; and in any other manner as prescribed by

the Act, rules, regulations and orders made pursuant

to the Act and the Main Market Listing Requirements

and any other relevant authority for the time being

in force, such authority conferred by this resolution

 shall commence upon the passing of this resolution

 Authority expires the earlier of the conclusion of

the next AGM or the expiration of the period within

which the next AGM is to be held by law ; to take all

 such steps as are necessary or expedient to

implement, finalize and give full effect to the

Proposed Renewal of Share Buy-Back with full powers

to assent to any conditions, modifications,

variations and/or amendments as may be imposed by the

 relevant authorities

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNIMICRON TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y90668107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of joint-venture         ISSUER             NO              N/A                  N/A

in people's republic of China

PROPOSAL #A.4: To report the status of buyback                   ISSUER             NO              N/A                  N/A

treasury stocks and conditions of transferring to

employees

PROPOSAL #A.5: To report the status of merger                      ISSUER             NO              N/A                  N/A

PROPOSAL #A.6: To report other presentations                       ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD1.4 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.4: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNI-PRESIDENT ENTERPRISES CORP

  TICKER:                  N/A                 CUSIP:   Y91475106

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #a.4: The status of monetary loans in the            ISSUER             NO              N/A                  N/A

subsidiaries

PROPOSAL #a.5: The status of corporate bonds                       ISSUER             NO              N/A                  N/A

PROPOSAL #a.6: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #b.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #b.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.8 per share

PROPOSAL #b.3: Approve to increase on investment                ISSUER            YES             FOR                  FOR

quota in people's republic of china

PROPOSAL #b.4: Approve the issuance of new shares.            ISSUER            YES             FOR                  FOR

proposed stock dividend: 100 for 1,000 shares held

PROPOSAL #b.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #b.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #b.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #b.8: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares or global depositary

receipt

PROPOSAL #b.9: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B10.1: Election of Kao Chyuan Inv. Co., Ltd        ISSUER            YES             FOR                  FOR

 (Representative: Chin-Yen Kao), Account No: 69100090

 as a Director

PROPOSAL #B10.2: Election of Joyful Investment                   ISSUER            YES             FOR                  FOR

Co.,Ltd (Representative:Kao-Huei Cheng), Account No:

69100010 as a Director

PROPOSAL #B10.3: Election of Chang-Sheng Lin, Account        ISSUER            YES             FOR                  FOR

 No: 15900071 as a Director

PROPOSAL #B10.4: Election of Taipo Investment Corp            ISSUER            YES             FOR                  FOR

(Representative: Ping-Chih Wu) [Account No: 69100060

as a Director

PROPOSAL #B10.5: Election of Hsiu-Jen Liu, Account            ISSUER            YES             FOR                  FOR

No: 52700020 as a Director

PROPOSAL #B10.6: Election of Po-Ming Hou, Account No:        ISSUER            YES             FOR                  FOR

 23100014 as a Director

PROPOSAL #B10.7: Election of Ying-Jen Wu, Account No:        ISSUER            YES             FOR                  FOR

 11100062 as a Director

PROPOSAL #B10.8: Election of Young Yun Inv. Co., Ltd.        ISSUER            YES             FOR                  FOR

 (Representative: Chung-Ho Wu) Account No: 69102650

as a Director

PROPOSAL #B10.9: Election of Kao Chyuan Inv. Co.,Ltd         ISSUER            YES             FOR                  FOR

(Representative: Chih-Hsien Lo) Account No: 69100090

as a Director

PROPOSAL #B1010: Election of Po-Yu Hou, Account No:          ISSUER            YES             FOR                  FOR

69100090 as a Director

PROPOSAL #B1011: Election of Kao-Keng Chen, Account          ISSUER            YES             FOR                  FOR

No: 33100090 as a Supervisor

PROPOSAL #B1012: Election of Chau Chih Inv. Co.,Ltd.         ISSUER            YES             FOR                  FOR

(Representative: Peng-Chih Kuo), Account No: 69105890

 as a Supervisor

PROPOSAL #B1013: Election of Joe J.T. Teng, Account          ISSUER            YES             FOR                  FOR

No: 53500011 as a Supervisor

PROPOSAL #B.11: Approve the proposal to release the          ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.12: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED MICROELECTRONICS CORP

  TICKER:                  N/A                 CUSIP:   Y92370108

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of acquisition or        ISSUER             NO              N/A                  N/A

 disposal of assets

PROPOSAL #A.4: To report the status of the 2009                 ISSUER             NO              N/A                  N/A

corporate bonds

PROPOSAL #A.5: To report the status of buyback                   ISSUER             NO              N/A                  N/A

treasury stock

PROPOSAL #A.6: To report the procedures of                          ISSUER             NO              N/A                  N/A

transferring buy back treasury stocks to employees

PROPOSAL #A.7: To report the revision to the employee        ISSUER             NO              N/A                  N/A

 Stock Options Plan

PROPOSAL #A.8: To report the status of acquiring                ISSUER             NO              N/A                  N/A

total share ownership of He Jian Technology (Suzhou)

Co., Ltd. through merging its holding Company

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of trading derivatives

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.5: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.8: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement or global depositary receipt or

local convertible bonds

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED MICROELECTRONICS CORPORATION

  TICKER:                  UMC                 CUSIP:   910873405

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO ACCEPT THE COMPANY'S 2009 BUSINESS          ISSUER            YES             FOR                  FOR

REPORT AND FINANCIAL STATEMENT

PROPOSAL #02: TO APPROVE THE COMPANY'S 2009 RETAINED         ISSUER            YES             FOR                  FOR

EARNINGS DISTRIBUTION

PROPOSAL #03: TO AMEND THE COMPANY'S FINANCIAL                   ISSUER            YES             FOR                  FOR

DERIVATIVES TRANSACTION PROCEDURE

PROPOSAL #04: TO AMEND THE COMPANY'S ACQUISITION OR          ISSUER            YES             FOR                  FOR

DISPOSAL OF ASSETS PROCEDURE

PROPOSAL #05: TO RELEASE THE DIRECTOR FROM NON-                  ISSUER            YES             FOR                  FOR

COMPETITION RESTRICTIONS

PROPOSAL #06: TO AMEND THE COMPANY'S LOAN PROCEDURE           ISSUER            YES             FOR                  FOR

PROPOSAL #07: TO AMEND THE COMPANY'S ENDORSEMENTS AND        ISSUER            YES             FOR                  FOR

 GUARANTEES PROCEDURE

PROPOSAL #08: TO PROPOSE THE ISSUANCE PLAN OF PRIVATE        ISSUER            YES             FOR                  FOR

 PLACEMENT FOR COMMON SHARE, ADR/GDR OR CB/ECB,

INCLUDING SECURED OR UNSECURED CORPORATE BONDS

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED PHOSPHORUS LTD

  TICKER:                  N/A                 CUSIP:   Y9247H166

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, profit and loss account for

the YE on that date and the reports of the Board of

Directors and Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Chirayu R. Amin as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Vikram R. Shroff as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Vinod Sethi as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. A. C. Ashar as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Appoint the Auditors and approve fix            ISSUER            YES             FOR                  FOR

their remuneration

PROPOSAL #S.8: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company [hereinafter referred to as the Board

which term shall be deemed to include any Committee

including the Remuneration/Compensation Committee

Constituted by the Board to exercise its powers

including the powers conferred by this resolution],

pursuant to the provisions of Section 81[1A] and

other applicable provisions, if any, of the Companies

 Act, 1956, [the Act] Securities and Exchange Board

of India [Employee Stock Option Scheme and Employee

Stock Purchase Scheme] Guidelines, 1999 [SEBI

Guidelines] [including any statutory modifications or

 re-enactment of the Act or the SEBI Guidelines, for

the time being in force] to the extent applicable and

 subject to the provisions contained in the Articles

of Association of the Company and subject to other

approvals, permissions and sanctions as may be

necessary, and subject to such conditions and

modifications as may be prescribed or imposed while

granting such approvals, permissions and sanctions,

to grant, issue, offer and allot at any time or from

time to time, directly or through a trust, to the

present and future employee(s) including Director[s]

of the Company, including employees of its

subsidiaries as mentioned in the proposed resolution

at Item 9 below, and as selected on the basis of

criteria prescribed by the Board in accordance with

the SEBI Guidelines, hereinafter referred to as the

Eligible Employees except promoter or a person who

belongs to the promoter Group, both these expressions

 being defined in the SEBI Guidelines and Director

who directly or indirectly holds more than 10% of the

 issued capital, under a scheme titled Employees

Stock Option Plan 2009 [hereinafter referred to as

Plan], such number of options as the Board may

decide, which could give rise to the issue of equity

shares of the nominal face value not exceeding INR

60,00,000 divided into 30,00,000 equity shares of the

 face value of INR 2 each on specified terms and

conditions; authorize the Board, without prejudice to

 generality of the above, but subject to the terms as

 approved by the Members to implement the Plan;

notwithstanding anything contained in the plan, the

Company shall have an option to recover Fringe

Benefit Taxes from the employees, either in part or

whole, if any, that is levied on or payable by the

Company; in whole or in part, to do all such acts,

deeds, matters and things and execute or desirable

and pay fees and commission and incur expenses in

relation to or for implementing the plan; the said

options may be granted/equity shares may be allotted

in accordance with the plan framed in that behalf,

directly to such eligible employees or through a

trust, which may be set up in any permissible manner,

 or to the trust to be held on behalf of such

eligible employees; to do all such acts, deeds,

matters and things and execute all such deed,

documents, instruments and writings as it may in its

absolute discretion deem necessary or desirable, in

PROPOSAL #S.9: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company, pursuant to Section 81[1A] and other

applicable modification or re-enactment thereof for

the time being in force and in accordance with the

Articles of Association of the Company, the

applicable Clauses of Securities and Exchange Board

of India ['SEBI'] [Employee Stock Option Scheme]

Guidelines, 1999, as amended from time to time ['SEBI

 Guidelines'], the applicable guidelines and

clarifications issued by the Reserve Bank of India

['RBI'] and any other statutory/regulatory

authorities, consent of the Company, to create,

issue, offer and allot at anytime or from time to

time, directly or through a trust, to 'Subsidiary

Employees' [which expression shall, unless repugnant

to the context, mean and include the permanent

Employees of the subsidiaries of the Company and the

Directors of the subsidiaries of the Company, whether

 whole-time or not] as may be decided solely by the

Board, such number of options, in one or more

tranches upon such terms and conditions as may be

deemed appropriate by the Board, within the overall

limit of 30,000,000 options as mentioned in the

proposed resolution at item 8 above each option

giving the right but not the obligation, to the

holder, to subscribe for cash, to one fully paid

equity share of INR 2 each of the Company, in terms

of the United Phosphorus Limited Employees 'Stock

Option Plan, 2009 ['Plan'] [as put up for approval in

 terms of the preceding resolution], the offer shall

be to Subsidiary Employees of such subsidiaries of

the Company as the Board, as its discretion, may from

 time to time decide ['Selected Subsidiaries'] and

shall be in accordance with the terms and conditions

as regards price, payment, application, allotment,

etc. stipulated by the SEBI Guidelines to the extent

applicable and in accordance with any other

guidelines, rules, regulations and laws to the extent

 applicable and subject also to the Memorandum and

Articles of Association of the Company and the

PROPOSAL #S.10: Approve, in partial modification of          ISSUER            YES             FOR                  FOR

the resolution passed at the AGM held on 18 SEP 2008

and pursuant to the provisions of Section 198, 309,

310 and other applicable provisions if any, of the

Companies Act, 1956, the specified remuneration

payable to Mr. Rajju D. Shroff, the Chairman and

Managing Director; except the specified remuneration,

 Commission, perquisites and allowances, minimum

remuneration and other terms of the Agreement dated

01 OCT 2008, executed by the Company with Mr. Rajju

D. Shroff shall remain unchanged unless agreed

otherwise by the Board of Directors [which includes

any committee thereof] with the approval of the

shareholders

PROPOSAL #S.11: Approve, in partial modification of          ISSUER            YES             FOR                  FOR

the resolution passed at the AGM held on 19 SEP 2006

and EGM held on 11 OCT 2007 and pursuant to the

provisions of Section 198, 309, 310 and other

applicable provisions if any, of the Companies Act,

1956, the specified remuneration payable to Mr.

Vikram R. Shroff, the Executive Director; except the

specified remuneration, Commission, perquisites and

allowances, minimum remuneration and other terms of

the Agreement dated 01 OCT 2008, executed by the

Company with Mr. Vikram R. Shroff shall remain

unchanged unless agreed otherwise by the Board of

Directors [which includes any committee thereof] with

 the approval of the shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED SPIRITS LIMITED

  TICKER:                  N/A                 CUSIP:   Y92311102

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 18(3)(b) of the Sick Industrial Companies

Special Provisions  Act, 1985  SICA  and other

applicable provisions of SICA, if any, and subject to

 the sanction of the Hon'ble Board for Industrial and

 Financial Reconstruction  the BIFR  or such other

authority, as the case may be, the Scheme of

Arrangement between Balaji Distilleries Limited  BDL

 and Chennai Breweries Private Limited  CBPL  and

United Spirits Limited  USL or the Company  and their

 respective shareholders and creditors as the case

may be and the Draft Rehabilitation Scheme  DRS  of

Balaji Distilleries Limited as circulated by Hon'ble

BIFR, as specifiied, subject to such alterations,

conditions and modifications, Contd..

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED SPIRITS LIMITED

  TICKER:                  N/A                 CUSIP:   Y92311102

  MEETING DATE:      5/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 314[1B] and other applicable provisions, if

any, of the Companies Act, 1956 and subject to the

Central Government and such other approvals as may be

 necessary, consent of the Company, to Mr. Sidhartha

V Mallya, a relative of Dr. Vijay Mallya, Chairman of

 the Company to hold an office or place of profit as

Deputy General Manager-New Generation Sales Outlets

for a period of five years with effect from 01 JUN

2010 upon receipt of the necessary approvals on the

specified terms; authorize the Board of Directors

[hereinafter referred to as the Board, which

expression shall deemed to include any Committee

constituted by the Board or any person[s] authorized

by the Board in this regard] to take such steps as

may be necessary to give effect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED SPIRITS LTD

  TICKER:                  N/A                 CUSIP:   Y92311102

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the accounts for            ISSUER            YES             FOR                  FOR

the YE 31 MAR 2009 and the reports of the Auditors

and the Directors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Sreedhara Menon as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Dr. Vijay Mallya as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint the Auditors and approve to fix        ISSUER            YES             FOR                  FOR

 their remuneration

PROPOSAL #S.6: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Section 81 (1A) and all other

applicable provisions, if any, of the Companies Act,

1956 [including any statutory modification(s), or re-

enactments) thereof for the time being in force) and

in accordance with the Guidelines, Rules and

Regulations of the Securities and Exchange Board of

India ['SEBI'], the provisions of Foreign Exchange

Management Act, 1999 and Rules and Regulations framed

 there under, the Reserve Bank of India, the

Government of India (including any statutory

amendment(s) or re-enactments(s) thereof, for the

time being in force) and the provisions in the

Memorandum and Articles of Association of the Company

 and the Listing Agreement entered into by the

Company with the Stock Exchanges where the equity

shares of the Company are listed and subject to such

terms, conditions and modifications as may be

considered appropriate and approved by the Board of

Directors of the Company [hereinafter referred to as

the Board which expression shall be deemed to include

 any Committee constituted by the Board or any

person(s) authorized by the Board in this regard]

subject also to consents, permissions or sanctions

[including any conditions thereof or modifications to

 the terms contained therein], if any, required by

the appropriate authorities, including those of the

Ministry of Commerce, Ministry of Finance, Ministry

of Industry, Secretariat for Industrial Assistance

and/or Foreign Investment Promotion Board, as may be

required and such terms and conditions, if any, as

may be prescribed while granting such consents,

approvals, permissions and sanctions, which may be

agreed to by the Board, to create, offer, issue and

allot [including with provision for reservation on

firm and/or competitive basis, of such part of issue

and for such categories of persons including

employees of the Company as may be permitted], in one

 or more tranches as may be determined by the Board,

in the course of one or more public or private

offerings in domestic and/or one or more

international market(s), with or without a Green Shoe

 Option, Equity Shares and/or Equity Shares through

Depository Receipts including Global Depository

Receipts (GDRs), American Depository Receipts (ADRs)

and/or Foreign Currency Convertible Bonds (FCCBs)

and/or other securities convertible into Equity

shares at the option of the Company and/or the

holder(s) of such securities and/or securities linked

 to Equity Shares and/or securities with or without

detachable/non-detachable warrants and/or warrants

with a right exercisable by the warrant holder to

subscribe to the Equity Shares, and/or any

instruments or securities representing either Equity

Share and/or convertible securities linked to Equity

Shares including the issue and allotment of Equity

Shares pursuant to a Green Shoe Option, if any, (all

of which are hereinafter collectively referred to as

'Securities'); secured or unsecured such that the

total amount raised through the aforesaid Securities

PROPOSAL #S.7: Approve, subject to the approval of            ISSUER            YES             FOR                  FOR

the Central Government, Reserve Bank of India and

other Regulatory bodies if required, the investment

by Foreign Institutional Investors, in the Equity

Share Capital of the Company, either by direct

investment purchase on otherwise by acquiring from

the market under portfolio investment scheme on

repatriation basis, subject to the condition that

such investment together with their existing holdings

 shall not exceed in aggregate 59% of the paid-up

equity share Capital of the Company or such other

limits may be prescribed from time to time by the

Central Government and/or Reserve Bank of India and

other relevant authority(ies); and authorize the

Board to do all such acts, deeds, matters and things

as may be necessary, proper or expedient for the

purpose of giving effect to this Resolution and for

matters connected therein or incidental thereto

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  URALKALIY OJSC, BEREZNIKI

  TICKER:                  N/A                 CUSIP:   X9519W108

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the order of the meeting                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the annual report                                ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the annual accounting report             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the distribution of profit and         ISSUER            YES             FOR                  FOR

losses and dividends at Rub 1.70 per ordinary share

PROPOSAL #5.: Election of the audit commission                    ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve the Auditor                                           ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Approve the provision on the general            ISSUER            YES             FOR                  FOR

shareholders meeting in new edition

PROPOSAL #8.: Approve the provision on the Board of          ISSUER            YES             FOR                  FOR

Directors in new edition

PROPOSAL #9.: Approve the provision on the audit                ISSUER            YES             FOR                  FOR

commission in new edition

PROPOSAL #10.: Approve the provision on remuneration         ISSUER            YES             FOR                  FOR

and compensation to the Board of Directors

PROPOSAL #11.: Election of Board of Directors                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #12.: Approve the interested party                        ISSUER            YES             FOR                  FOR

transactions which can be concluded in the future in

the process of business activity

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  URBI DESARROLLOS URBANOS SAB DE CV

  TICKER:                  N/A                 CUSIP:   P9592Y103

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation, the reports            ISSUER            YES             FOR                  FOR

and opinions that are referred to in Article 28, part

 IV, of the securities market law, for the FYE 31 DEC

PROPOSAL #2: Approve the report regarding the                     ISSUER            YES             FOR                  FOR

fulfillment of the tax obligations of the Company

that is referred to in Article 86, part XX, of the

income tax law

PROPOSAL #3: Approve the allocation of profit                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Ratify the Members of the Board of                 ISSUER            YES         AGAINST           AGAINST

Directors and approve remuneration of the same

PROPOSAL #5: Ratify the Chairpersons of the Audit and        ISSUER            YES         AGAINST           AGAINST

 corporate practices Committees

PROPOSAL #6: Approve to determine the maximum amount         ISSUER            YES             FOR                  FOR

of funds that can be allocated to the acquisition of

shares of the Company

PROPOSAL #7: Approve the designation of special                 ISSUER            YES             FOR                  FOR

delegates of the meeting, to execute and formalize

its resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  USINAS SIDERURGICAS DE MINAS GERAIS S A -USIMINAS

  TICKER:                  N/A                 CUSIP:   P9632E125

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to take knowledge of the                     ISSUER            YES             FOR                  FOR

Directors' accounts and the Company's consolidated

financial statements and the annual report for the

FYE 31 DEC 2009

PROPOSAL #2: Approve the allocation of the net profit        ISSUER            YES             FOR                  FOR

 for the FY and ratify the early distribution of

interest over capital, intermediate and

complementary, and of dividends, as well the proposal

 for the capital budget for the year 2010

PROPOSAL #3: Approve to set the total annual amount          ISSUER            YES             FOR                  FOR

of remuneration of the Members of the Board of

PROPOSAL #4: Election of the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors, and their respective

PROPOSAL #5: Election of the full and substitute                ISSUER            YES             FOR                  FOR

Members of the finance committee, and set

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  USINAS SIDERURGICAS DE MINAS GERAIS SA-USIMINAS, B

  TICKER:                  N/A                 CUSIP:   P9632E117

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Acknowledge the Directors' accounts, to         ISSUER             NO              N/A                  N/A

examine, discuss and approve the Company's

consolidated financial statements and the annual

report for the FYE 31 DEC 2009

PROPOSAL #2: Allocation of the net profit for the FY         ISSUER             NO              N/A                  N/A

and ratification of the early distribution of

interest over capital, intermediate and

complementary, and of dividends, as well the proposal

 for the capital budget for the year 2010

PROPOSAL #3: Setting the total annual amount of                 ISSUER             NO              N/A                  N/A

remuneration of the Members of the Board of Directors

PROPOSAL #4: Election of the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors, and their respective

PROPOSAL #5: Election of the Full and Substitute                ISSUER            YES             FOR                  FOR

Members of the Finance Committee, and set

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE

  TICKER:                  VALE               CUSIP:   91912E105

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO RATIFY THE APPOINTMENT OF AN                     ISSUER            YES             FOR                  FOR

ALTERNATE MEMBER OF THE BOARD OF DIRECTORS, DULY

NOMINATED DURING THE BOARD OF DIRECTORS MEETINGS HELD

 ON SEPTEMBER 17, 2009 IN ACCORDANCE WITH SECTION 10

OF ARTICLE 11 OF VALE'S BY-LAWS

PROPOSAL #02: THE APPROVAL FOR THE PROTOCOLS AND                ISSUER            YES             FOR                  FOR

JUSTIFICATIONS OF THE CONSOLIDATIONS OF SOCIEDADE DE

MINERACAO ESTRELA DE APOLO S.A. (ESTRELA DE APOLO)

AND OF MINERACAO VALE CORUMBA S.A. (VALE CORUMBA)

INTO VALE, PURSUANT TO ARTICLES 224 AND 225 OF THE

BRAZILIAN CORPORATE LAW

PROPOSAL #03: TO RATIFY THE APPOINTMENT OF DOMINGUES         ISSUER            YES             FOR                  FOR

E PINHO CONTADORES, THE EXPERTS HIRED TO APPRAISE THE

 VALUES OF BOTH ESTRELA DE APOLO AND VALE CORUMBA

PROPOSAL #04: TO DECIDE ON THE APPRAISAL REPORTS,              ISSUER            YES             FOR                  FOR

PREPARED BY THE EXPERT APPRAISERS

PROPOSAL #05: THE APPROVAL FOR THE CONSOLIDATION OF          ISSUER            YES             FOR                  FOR

BOTH ESTRELA DE APOLO AND VALE CORUMBA INTO VALE,

WITHOUT A CAPITAL INCREASE OR THE ISSUANCE OF NEW

VALE SHARES

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE

  TICKER:                  VALEP             CUSIP:   91912E204

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #02: THE APPROVAL FOR THE PROTOCOLS AND                ISSUER            YES             FOR                  FOR

JUSTIFICATIONS OF THE CONSOLIDATIONS OF SOCIEDADE DE

MINERACAO ESTRELA DE APOLO S.A. (ESTRELA DE APOLO)

AND OF MINERACAO VALE CORUMBA S.A. (VALE CORUMBA)

INTO VALE, BOTH WHOLLY OWNED SUBSIDIARIES OF VALE,

PURSUANT TO ARTICLES 224 AND 225 OF THE BRAZILIAN

PROPOSAL #03: TO RATIFY THE APPOINTMENT OF DOMINGUES         ISSUER            YES             FOR                  FOR

E PINHO CONTADORES, THE EXPERTS HIRED TO APPRAISE THE

 VALUES OF BOTH ESTRELA DE APOLO AND VALE CORUMBA

PROPOSAL #04: TO DECIDE ON THE APPRAISAL REPORTS,              ISSUER            YES             FOR                  FOR

PREPARED BY THE EXPERT APPRAISERS

PROPOSAL #05: THE APPROVAL FOR THE CONSOLIDATION OF          ISSUER            YES             FOR                  FOR

BOTH ESTRELA DE APOLO AND VALE CORUMBA INTO VALE,

WITHOUT A CAPITAL INCREASE OR THE ISSUANCE OF NEW

VALE SHARES

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE S A

  TICKER:                  N/A                 CUSIP:   P2605D109

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To ratify the nomination of an                       ISSUER             NO              N/A                  N/A

alternate Member of the Board of Directors made at

the meeting of that collegiate body on 17 SEP 2009,

under the terms of Article 11 10 of the Corporate

PROPOSAL #2.: Approve, under the terms of Articles            ISSUER            YES             FOR                  FOR

224 and 225 of Law Number 6404 76, the protocols and

justifications for the mergers of Sociedade De

Minerac Ao Estrela De Apolo S.A. Estrela De Apolo and

 Mineracao Vale Corumba S.A. Vale Corumba, full

subsidiaries of vale

PROPOSAL #3.: Ratify the nomination of Domingues E            ISSUER            YES             FOR                  FOR

Pinho Contadores, a specialized Company hired to

carry out the valuation of the Companies to be merged

PROPOSAL #4.: Approve the valuation reports prepared         ISSUER            YES             FOR                  FOR

by the specialized Company

PROPOSAL #5.: Approve the merger, without an increase        ISSUER            YES             FOR                  FOR

 in capital and without the issuance of new shares,

of Estrela De Apolo and Vale Corumba, into Vale

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE S A

  TICKER:                  N/A                 CUSIP:   P96609139

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify the nomination of an alternate          ISSUER            YES             FOR                  FOR

Member of the Board of Directors made at the meeting

of that collegiate body on 17 SEP 2009, under the

terms of Article 11 10 of the Corporate Bylaws

PROPOSAL #2.: Approve, under the terms of Articles            ISSUER            YES             FOR                  FOR

224 and 225 of Law Number 6404 76, the protocols and

justifications for the mergers of Sociedade De

Mineracao Estrela De Apolo S.A. Es Trela De Apolo and

 mineracao vale corumba S.A. Vale Corumba, full

subsidiaries of vale

PROPOSAL #3.: Ratify the nomination of Domingues E            ISSUER            YES             FOR                  FOR

Pinho Co Ntadores, a specialized Company hired to

carry out the valuation of the Companies to be merged

PROPOSAL #4.: Approve the valuation reports prepared         ISSUER            YES             FOR                  FOR

by the specialized Company

PROPOSAL #5.: Approve the merger, without an increase        ISSUER            YES             FOR                  FOR

 in capital and without the issuance of new shares,

of Estrela De Apolo and Vale Corumba, into vale

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE S.A.

  TICKER:                  VALE               CUSIP:   91912E105

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1A: APPRECIATION OF THE MANAGEMENTS'                 ISSUER            YES             FOR                  FOR

REPORT AND ANALYSIS, DISCUSSION AND VOTE ON THE

FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING

PROPOSAL #O1B: PROPOSAL FOR THE DESTINATION OF                   ISSUER            YES             FOR                  FOR

PROFITS OF THE SAID FISCAL YEAR AND APPROVAL OF THE

INVESTMENT BUDGET FOR VALE

PROPOSAL #O1C: APPOINTMENT OF THE MEMBERS OF THE                ISSUER            YES             FOR                  FOR

FISCAL COUNCIL

PROPOSAL #O1D: ESTABLISHMENT OF THE REMUNERATION OF          ISSUER            YES         AGAINST           AGAINST

THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS

PROPOSAL #E2A: PROPOSAL FOR A CAPITAL INCREASE,                 ISSUER            YES             FOR                  FOR

THROUGH CAPITALIZATION OF RESERVES, WITHOUT THE

ISSUANCE OF SHARES, AND THE CONSEQUENT CHANGE OF THE

HEAD OF ARTICLE 5 OF VALE'S BY-LAWS

PROPOSAL #E2B: REPLACEMENT OF MR. FRANCISCO AUGUSTO          ISSUER            YES         AGAINST           AGAINST

DA COSTA E SILVA AS A MEMBER OF THE BOARD OF

DIRECTORS, WHO PRESENTED A DISMISSAL REQUEST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE S.A.

  TICKER:                  VALE               CUSIP:   91912E105

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPOINTMENT OF A MEMBER OF BOARD OF              ISSUER            YES             FOR                  FOR

DIRECTORS- VALEPAR S.A. NOMINEE FOR THIS POSITION IS

MR. JOSE MAURO METTRAU CARNEIRO DA CUNHA. FOR MORE

DETAILS ON VALEPAR'S PROPOSAL, PLEASE REVIEW THE

DOCUMENTS RELATED TO THIS MEETING ON THE COMPANY'S

WEBPAGE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE S.A.

  TICKER:                  VALEP             CUSIP:   91912E204

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1A: APPRECIATION OF THE MANAGEMENTS'                 ISSUER            YES             FOR                  FOR

REPORT AND ANALYSIS, DISCUSSION AND VOTE ON THE

FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING

PROPOSAL #O1B: PROPOSAL FOR THE DESTINATION OF                   ISSUER            YES             FOR                  FOR

PROFITS OF THE SAID FISCAL YEAR AND APPROVAL OF THE

INVESTMENT BUDGET FOR VALE

PROPOSAL #O1C: APPOINTMENT OF THE MEMBERS OF THE                ISSUER            YES             FOR                  FOR

FISCAL COUNCIL

PROPOSAL #O1D: ESTABLISHMENT OF THE REMUNERATION OF          ISSUER            YES         AGAINST           AGAINST

THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS

PROPOSAL #E2A: PROPOSAL FOR A CAPITAL INCREASE,                 ISSUER            YES             FOR                  FOR

THROUGH CAPITALIZATION OF RESERVES, WITHOUT THE

ISSUANCE OF SHARES, AND THE CONSEQUENT CHANGE OF THE

HEAD OF ARTICLE 5 OF VALE'S BY-LAWS

PROPOSAL #E2B: REPLACEMENT OF MR. FRANCISCO AUGUSTO          ISSUER            YES         AGAINST           AGAINST

DA COSTA E SILVA AS A MEMBER OF THE BOARD OF

DIRECTORS, WHO PRESENTED A DISMISSAL REQUEST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE S.A.

  TICKER:                  VALEP             CUSIP:   91912E204

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPOINTMENT OF A MEMBER OF BOARD OF              ISSUER            YES             FOR                  FOR

DIRECTORS- VALEPAR S.A. NOMINEE FOR THIS POSITION IS

MR. JOSE MAURO METTRAU CARNEIRO DA CUNHA. FOR MORE

DETAILS ON VALEPAR'S PROPOSAL, PLEASE REVIEW THE

DOCUMENTS RELATED TO THIS MEETING ON THE COMPANY'S

WEBPAGE.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P2605D109

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss and vote              ISSUER            YES             FOR                  FOR

upon the Board of Directors annual report, the

financial statements, relating to FYE 31 DEC 2009

PROPOSAL #2: Approve the distribution of the FY net          ISSUER            YES             FOR                  FOR

profits and the budget of capital of the Company

PROPOSAL #3: Election of the Members of the Finance          ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #4: Approve to set the Directors and Finance        ISSUER            YES         AGAINST           AGAINST

 Committees global remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P2605D109

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the increase of the share                   ISSUER            YES             FOR                  FOR

capital, through the capitalization of reserves,

without the issuance of shares, and the consequent

amendment at the main part of Article 5 of the

Corporate Bylaws

PROPOSAL #2: Election of a full member of the Board          ISSUER            YES         AGAINST           AGAINST

of Directors , because of the resignation presented

by Mr. Francisco Augusto Da Costa E Silva

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P2605D109

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the increase of the share                   ISSUER            YES             FOR                  FOR

capital, through the capitalization of reserves,

without the issuance of shares, and the consequent

amendment at the main part of Article 5 of the

Corporate Bylaws

PROPOSAL #2: Election of a full member of the Board          ISSUER            YES         AGAINST           AGAINST

of Directors , because of the resignation presented

by Mr. Francisco Augusto Da Costa E Silva

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P2605D109

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of the Principal member as the         ISSUER            YES             FOR                  FOR

Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P96609139

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss and vote              ISSUER            YES             FOR                  FOR

upon the Board of Directors annual report, the

financial statements, relating to FYE 31 DEC 2009

PROPOSAL #2: Approve the distribution of the FYs net         ISSUER            YES             FOR                  FOR

profits and approve the budget of capital of the

Company

PROPOSAL #3: Elect the members of the finance                     ISSUER            YES             FOR                  FOR

committee

PROPOSAL #4: Approve to set the Directors and Finance        ISSUER            YES         AGAINST           AGAINST

 Committees global remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P96609139

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to the increase of the share              ISSUER            YES             FOR                  FOR

capital, through the capitalization of reserves,

without the issuance of shares, and the consequent

amendment at the main part of Article 5 of the

corporate Bylaws

PROPOSAL #2: Election of full member of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors becaseu of the resignation presented by the

 Mr. Francisco Augusto Da Costa E Silva

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P96609139

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to the increase of the share              ISSUER            YES             FOR                  FOR

capital, through the capitalization of reserves,

without the issuance of shares, and the consequent

amendment at the main part of Article 5 of the

corporate Bylaws

PROPOSAL #2: Election of full member of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors becaseu of the resignation presented by the

 Mr. Francisco Augusto Da Costa E Silva

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALE SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P96609139

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of the Principal member to the         ISSUER            YES             FOR                  FOR

Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANGUARD INTERNATIONAL SEMICONDUCTOR CORP

  TICKER:                  N/A                 CUSIP:   Y9353N106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.4 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of  endorsement and guarantee

PROPOSAL #B.6: Other issues and extraordinary  motions      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANGUARD MARKET LIQUIDITY FUND

  TICKER:                  N/A                 CUSIP:   N/A

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN J. BRENNAN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES D. ELLIS                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EMERSON U. FULLWOOD                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAJIV L. GUPTA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: AMY GUTMANN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOANN HEFFERNAN HEISEN                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: F. WILLIAM MCNABB III                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANDRE F. PEROLD                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALFRED M. RANKIN, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER F. VOLANAKIS                              ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING REAL ESTATE.

PROPOSAL #2B: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: ISSUING

SENIOR SECURITIES.

PROPOSAL #2C: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: BORROWING

 MONEY.

PROPOSAL #2D: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: MAKING

LOANS.

PROPOSAL #2E: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING COMMODITIES.

PROPOSAL #2F: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

CONCENTRATING INVESTMENTS IN A PARTICULAR INDUSTRY OR

 GROUP OF INDUSTRIES.

PROPOSAL #2G: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

ELIMINATION OF OUTDATED FUNDAMENTAL POLICIES NOT

REQUIRED BY LAW.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIMPEL COMMUNICATIONS OJSC, MOSCOW

  TICKER:                  N/A                 CUSIP:   68370R109

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to pay in cash dividends to              ISSUER            YES             FOR                  FOR

holders of common registered shares based on

operating results for the 9 months ending on 30 SEP

2009 in the amount of RUB 190.13 per common share

(for a total of RUB 9,750,060,712.86 for all common

registered shares in the aggregate) within 60 days

from the date of the adoption of this decision; and

to pay in cash dividends to holders of preferred

registered shares of type A based on operating

results for the 9 months ending on 30 SEP 2009 in the

 amount of 0.075 kopeck per preferred share within 60

 days from the date of the adoption of this decision;

 and to invest the remaining profits resulting from

operating results for the 9 months ending on 30 SEP

2009 (after payment of dividends) into the business

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIMPEL-COMMUNICATIONS

  TICKER:                  VIP                 CUSIP:   68370R109

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: ALLOCATION OF PROFITS AND LOSSES                   ISSUER            YES             FOR                  FOR

RESULTING FROM OPERATIONS DURING THE NINE MONTHS

ENDING ON SEPTEMBER 30, 2009, INCLUDING ADOPTION OF

THE DECISION ON PAYMENT OF DIVIDENDS TO HOLDERS OF

COMMON REGISTERED SHARES, AND PAYMENT OF DIVIDENDS TO

 HOLDERS OF PREFERRED REGISTERED SHARES OF TYPE A

BASED ON THE RESULTS OF THE NINE MONTHS ENDING ON

SEPTEMBER 30, 2009.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VINA CONCHA Y TORO S A

  TICKER:                  N/A                 CUSIP:   P9796J100

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, balance                 ISSUER            YES             FOR                  FOR

sheet, financial statements and the reports of the

external Auditors, for YE 31 DEC 2009

PROPOSAL #2: Approve to distribute the earnings and          ISSUER            YES             FOR                  FOR

dividend policy

PROPOSAL #3: Appointment of External Auditors for the        ISSUER            YES             FOR                  FOR

 year 2010

PROPOSAL #4: Approve to set the Directors'                          ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #5: Approve to set the remuneration of the          ISSUER            YES             FOR                  FOR

Director Members of the Committee referred to in

Article 50 bis of Law 18,046, and set its working

expense budget for the year 2010

PROPOSAL #6: Approve to determine the Newspaper for          ISSUER            YES             FOR                  FOR

the publication of the calling of the next ordinary

Shareholders meeting

PROPOSAL #7: Approve the report on transactions                 ISSUER            YES             FOR                  FOR

carried out by the Company as referred to in Article

44 of Law 18,046

PROPOSAL #8: Other matters                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIVO PARTICIPACOES SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P9810G116

  MEETING DATE:      7/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Approve to consider and decide                       ISSUER             NO              N/A                  N/A

concerning the terms and conditions of the draft

protocol for the takeover of shares and justification

 instrument signed by the administrations of Telemig

Celular Participacoes S.A. TCP and of the Company,

for the purpose of the takeover of shares of TCP by

the Company for the conversion of TCP into a full

subsidiary of the Company, as described in the

material facts

PROPOSAL #B.: Ratify the appointment by the                        ISSUER             NO              N/A                  N/A

administrators of the Company and of TCP of [I] the

specialized Company Citigroup Global Markets

Incorporations, with Corporate Taxpayer Id CNPJ

Number 05.986.949.0001.48 Citi, to evaluate the net

assets of the Company and of vivo part, based on

their respective economic value, [II] of the

specialized company Plan consult Planejamento e

Consultoria Ltda., with Corporate Taxpayer Id CNPJ

Number 51.163.748.0001.23 Planconsult to [a] carry

out the evaluation of the assets of TCP and of the

Company at market values, and [B] To evaluate the

shares in TCP for the purposes of setting the

increase in the capital of the Company, [C] and of

the Independent Evaluation Company Ernst and Young

Auditors Independents Ernst and Young for the

evaluation of the net assets of TCP and of the

Company based on their respective book values

PROPOSAL #C.: Approve to decide concerning the                   ISSUER            YES             FOR                  FOR

evaluation reports mentioned in item B above and

consequently the increase in share capital as a

result of the takeover of shares, in accordance with

the takeover protocol, with the amendment of the

wording of Article 5 of the Corporate Bylaws of the

PROPOSAL #D.: Approve to decide concerning the                   ISSUER            YES             FOR                  FOR

proportion for the substitution of the shares in TCP

for new shares in the Company to be issued, with the

conversion of TCP into a full subsidiary of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIVO PARTICIPACOES SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P9810G116

  MEETING DATE:      11/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Approve the protocol of merger and                ISSUER            YES             FOR                  FOR

instrument of justification of Telemig Celular

Participacoes S.A. into Vivo Participacoes S.A.

Protocol, signed between the Management of the

Company and of Telemig Celular Participacoes S.A.,

having as its purpose the merger of Telemig Celular

Participacoes S.A. into the Company

PROPOSAL #B.: Approve to take cognizance of and                 ISSUER            YES             FOR                  FOR

ratify the appointment made by the Managers of the

Company and of Telemig Celular Participacoes S.A. ,

of the Independent Valuation Company Ernst & Young

Auditores Independentes SS, responsible for the

preparation of the book valuation report for the

assets of Telemig Celular Participacoes S.A. that are

 to be transferred to the Company

PROPOSAL #C.: Approve the valuation report referred          ISSUER            YES             FOR                  FOR

to in Resolution B above

PROPOSAL #D.: Approve the merger of Telemig Celular          ISSUER            YES             FOR                  FOR

Participacoes S.A. into the Company and its

implementation

PROPOSAL #E.: Approve the creation of the new                     ISSUER            YES             FOR                  FOR

position of Vice President for resources, and the

consequent amendment of the wording of the main part

of Article 20 and the inclusion of line at VII in

Article 23 of the Corporate Bylaws of the Company

PROPOSAL #F.: Approve to consolidate the Corporate            ISSUER            YES             FOR                  FOR

Bylaws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIVO PARTICIPACOES SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P9810G116

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the Corporate purpose        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #2.: Approve to consolidate the Corporate            ISSUER            YES             FOR                  FOR

By-laws

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIVO PARTICIPACOES SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P9810G116

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Receive the Administrators accounts, to         ISSUER             NO              N/A                  N/A

examine, discuss and vote on the administrations

report, the financial statements and the accounting

statements accompanied by the Independent Auditors

Report regarding the FYE on 31 DEC 2009

PROPOSAL #II: Approve the Capital Budget for the year        ISSUER             NO              N/A                  N/A

 2010

PROPOSAL #III: Approve to decide on the allocation of        ISSUER             NO              N/A                  N/A

 the net profits from the FY 2009

PROPOSAL #IV: Election of the Members of the Finance         ISSUER            YES             FOR                  FOR

Committee, and their respective substitutes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIVO PARTICIPACOES SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P9810G116

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To set the global remuneration of the          ISSUER             NO              N/A                  N/A

Company Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VODACOM GROUP LIMITED, SOUTH AFRICA

  TICKER:                  N/A                 CUSIP:   S9453B108

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual financial statements        ISSUER            YES             FOR                  FOR

 for the YE 31 MAR 2009

PROPOSAL #2.1: Re-elect M.P. Moyo as a Director, who         ISSUER            YES             FOR                  FOR

retires in accordance with the provisions of the

Company's Articles of Association

PROPOSAL #2.2: Re-elect P.J. Uys as a Director, who          ISSUER            YES             FOR                  FOR

retires by rotation at this AGM in accordance with

the provisions of the Company's Articles of

PROPOSAL #2.3: Re-elect Mesdames P. Malabie as a                ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #2.4: Re-elect T.A. Boardman as a Director,         ISSUER            YES             FOR                  FOR

who retires in accordance with the provisions of the

Company's Articles of Association

PROPOSAL #2.5: Re-elect M. Lundal as a Director, who         ISSUER            YES             FOR                  FOR

retires in accordance with the provisions of the

Company's Articles of Association

PROPOSAL #2.6: Re-elect M. Joseph as a Director, who         ISSUER            YES             FOR                  FOR

retires in accordance with the provisions of the

Company's Articles of Association

PROPOSAL #2.7: Re-elect J.C.G. Maclaurin as a                     ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #2.8: Re-elect T.M. Mokgosi-Mwantembe as a          ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #2.9: Re-elect R.A.W. Schellekens as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

provisions of the Company's Articles of Association

PROPOSAL #3.: Re-appoint Deloitte and Touche, as                ISSUER            YES             FOR                  FOR

nominated by Company's Audit Committee, as the

Independent Auditors of the Company, to hold office

until the conclusion of the next AGM of the Company,

it is noted that the individual registered Auditor

who will undertake the Audit during the FYE 31 MAR

2010 is Mr. P.J. Smith

PROPOSAL #4.: Ratify the specified level of annual            ISSUER            YES             FOR                  FOR

fees currently earned by Non-Executive Directors,

which fees were agreed when the Company was a private

 Company; the annual fee payable to the Chairman of

the Board is inclusive of any Committee fees; no fees

 are payable for any special meetings that could be

PROPOSAL #S.5: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to approve the purchase by the Company, or by any of

 its Subsidiaries, of the Company's ordinary shares

subject to the provisions of the Companies Act, 1973,

 as amended, and the Listings Requirements of JSE

Limited [JSE] provided that: any general purchase by

the Company and/or any of its subsidiaries of the

Company's ordinary shares in issue shall not in

aggregate in any 1 FY exceed 20% of the Company's

issued ordinary share capital at the time that the

authority is granted; no acquisition may be made at a

 price more than 10% above the weighted average of

the marked value of the ordinary shares for the 5

business days immediately preceding the date of such

acquisition; the repurchase of the ordinary shares

are effected through the order book operated by the

JSE trading system and done without any prior

understanding or arrangement between the Company and

the counter party [reported trades are prohibited];

the Company may only appoint one agent at any point

in time to effect any repurchase(s) on the Company's

behalf; the Company or its subsidiary may not

repurchase ordinary shares during a prohibited

period; the general authority may be varied or

revoked or revoked by Special Resolution of the

Members prior to the next AGM of the Company; and

should the Company or any subsidiary cumulatively

repurchase, redeem or cancel 3% of the initial number

 of the Company's ordinary shares in terms of this

general authority and for each 3% in aggregate of the

 initial number of that class acquired thereafter in

terms of this general authority, and announcement

shall be made in terms of the Listings Requirements

of the JSE; [Authority expires the earlier of the

conclusion of the next AGM of the Company or 15

months from the date of this resolution]

PROPOSAL #6.: Adopt the Vodacom Group Forfeiture                ISSUER            YES             FOR                  FOR

Share Plan, as specified and authorize the Directors

to take all steps necessary to implement the

Forfeiture Share Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VODACOM GROUP LIMITED, SOUTH AFRICA

  TICKER:                  N/A                 CUSIP:   S9453B108

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, through its              ISSUER            YES             FOR                  FOR

wholly-owned subsidiary, Wheatfields Investments 276

 Proprietary  Limited, in terms of the Section 89 of

the Companies Act, the listings requirements of the

JSE Limited and Article 13 of the Company's Articles

of Association, to acquire, at a price of ZAR 56.61

per share: pursuant to the odd-lot offer, details as

specified, the shares of those shareholders  odd-lot

holders  holding less than 100 shares in the company

 odd-lot holdings  who elect pursuant to the odd-lot

offer to sell their odd-lot holdings or who do not

make an election to retain their odd-lot holdings;

and pursuant to a specific offer the shares of those

shareholders specific holders  holding from 100 to

500 shares  specific holdings  who elect pursuant to

the specific offer to sell their specific holdings;

and the shares acquired will be held as treasury

PROPOSAL #O.1: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, subject to the passing and registration of

Special Resolution Number 1, as required in terms of

Article 49 of the Articles of Association of the

Company, to make and implement an odd-lot offer to

shareholders holdings less than 100 shares in the

Company as at the close of business of Friday 26 MAR

2010, according to the specified terms and conditions

 of the odd-lot offer and which has been approved by

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VOTORANTIM CELULOSE E PAPEL S A

  TICKER:                  N/A                 CUSIP:   P9806R100

  MEETING DATE:      8/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the protocol and justification         ISSUER            YES         AGAINST           AGAINST

of the merger of shares issued by Aracruz Celulose

S.A. Aracruz, dated 21 JUL 2009, entered into between

 the Company, as the Company that is carrying out the

 merger, and Aracruz, as the party being merged,

accompanied by the pertinent documents, taking

cognizance of the opinion of the Finance Committee of

 the Company

PROPOSAL #II.I: Ratify the hiring of Baker Tilly                ISSUER            YES         AGAINST           AGAINST

Brasil ES Auditores Independentes Ltda., responsible

for the valuation of the shares issued by Aracruz to

be merged into the assets of the Company

PROPOSAL #II.II: Ratify the hiring of KPMG Corporate         ISSUER            YES         AGAINST           AGAINST

Finance Ltda., responsible for the valuation of the

net worth of the Company and of Aracruz, at market

value, for the purposes of Article 264 of Law Number

6404.76

PROPOSAL #III.: Approve the valuation report prepared        ISSUER            YES         AGAINST           AGAINST

 by Baker Tilly Brasil ES Auditores Independentes

PROPOSAL #IV.: Approve the substitution ratio for the        ISSUER            YES         AGAINST           AGAINST

 Aracruz shares for new shares to be issued by the

Company, with the conversion of Aracruz into a wholly

 owned subsidiary of the Company

PROPOSAL #V.: Approve the Merger of the shares issued        ISSUER            YES         AGAINST           AGAINST

 by Aracruz into the assets of the Company under the

conditions stated in the protocol and justification

of merger of shares issued by Aracruz Celulose S.A.

PROPOSAL #VI.: Approve, due to the Merger of shares,         ISSUER            YES         AGAINST           AGAINST

to increase the share capital of the Company in

accordance with the terms of Item 2.11 of the

protocol and justification of Merger of shares

PROPOSAL #VII.: Authorize the Managers to do all of          ISSUER            YES         AGAINST           AGAINST

the acts necessary to make the Merger of the shares

issued by Aracruz into the assets of the Company

effective

PROPOSAL #VIII.: Approve to remove and elect the                ISSUER            YES         AGAINST           AGAINST

Members of the Board of Directors of the Company

PROPOSAL #IX.: Amend the main part of Article 5 of            ISSUER            YES         AGAINST           AGAINST

the Corporate Bylaws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VOTORANTIM CELULOSE E PAPEL S A

  TICKER:                  N/A                 CUSIP:   P9806R100

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Elect the New Members to the Board of          ISSUER            YES         AGAINST           AGAINST

Directors of the Company

PROPOSAL #II.: Approve to remove a Member from the            ISSUER            YES         AGAINST           AGAINST

Finance Committee of the Company and elect a

replacement, to serve out the remainder of the term

in office

PROPOSAL #III.: Amend the Corporate Bylaws so as to          ISSUER            YES         AGAINST           AGAINST

adapt them to the rules of the Novo Mercado Listing

Regulations of Bmfandbovespa

PROPOSAL #IV.: Amend the Corporate Name of the Company      ISSUER            YES             FOR                  FOR

PROPOSAL #V.: Authorize the Administrators to perform        ISSUER            YES             FOR                  FOR

 all acts necessary for the admission of the Company

to the Novo Mercado listing segment of Bmfandbovespa

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAL-MART DE MEXICO SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P98180105

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Receive the report from the Board of            ISSUER            YES             FOR                  FOR

Directors concerning the acquisition of Wal-Mart

Central America

PROPOSAL #II.: Approve the proposal regarding the              ISSUER            YES             FOR                  FOR

merging of the Company, in its position as Absorbing

Company, with WM Maya S. DE R.L DE C.V, as the

Absorbed Company, prior approval of the financial

statements that will be form the basis of the merger

and the respective merger agreement

PROPOSAL #III.: Amend the Corporate Bylaws that                 ISSUER            YES             FOR                  FOR

reflect the increase in capital and the issuance of

the new shares that represent the mentioned increase

as a consequence of the proposed merger

PROPOSAL #IV.: Approve the designation of the person         ISSUER            YES             FOR                  FOR

or people who, in representing the general meeting,

will have to perform its resolutions and file the

minutes of the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAL-MART DE MEXICO SAB DE CV, MEXICO

  TICKER:                  N/A                 CUSIP:   P98180105

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Receive the report from the Board of              ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #II: Receive the report from the General              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #III: Receive the report from the Audit and         ISSUER            YES             FOR                  FOR

Corporate Practices Committees

PROPOSAL #IV: Approve the financial information to 31        ISSUER            YES             FOR                  FOR

 DEC 2009

PROPOSAL #V: Receive the report regarding the                     ISSUER            YES             FOR                  FOR

situation of the fund for the repurchase of shares

PROPOSAL #VI: Approve the plan to cancel repurchased         ISSUER            YES             FOR                  FOR

shares of the Company that are currently held in

treasury

PROPOSAL #VII: Approve the plan for the allocation of        ISSUER            YES             FOR                  FOR

 results for the period running from 01 JAN to 31 DEC

 2009

PROPOSAL #VIII: Approve the plan for the payment of a        ISSUER            YES             FOR                  FOR

 dividend of MXN 0.70 per share

PROPOSAL #IX: Amend Article 5 of the Corporate ByLaws        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #X: Approve the report regarding the                     ISSUER            YES             FOR                  FOR

fulfillment of fiscal obligations

PROPOSAL #XI: Approve the report regarding the                   ISSUER            YES             FOR                  FOR

Employee Stock Plan

PROPOSAL #XII: Approve the report from the Wal-Mart          ISSUER            YES             FOR                  FOR

De Mexico Foundation

PROPOSAL #XIII: Approve the report regarding the                ISSUER            YES             FOR                  FOR

acquisition and integration of Wal Mart Central

PROPOSAL #XIV: Ratify the acts of the Board of                   ISSUER            YES             FOR                  FOR

Directors during 2009

PROPOSAL #XV: Appointment of the Members of the Board        ISSUER            YES         AGAINST           AGAINST

 of Directors

PROPOSAL #XVI: Appointment of the Chairpersons of the        ISSUER            YES         AGAINST           AGAINST

 Audit and Corporate Practices

PROPOSAL #XVII: Approve the resolutions contained in         ISSUER            YES             FOR                  FOR

the minutes of the general meeting held

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WALSIN LIHWA CORP

  TICKER:                  N/A                 CUSIP:   Y9489R104

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and                 ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the distribution of 2009                 ISSUER            YES             FOR                  FOR

profits or offsetting deficit

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of trading derivatives

PROPOSAL #B.5: Approve the proposal of capital                   ISSUER            YES         AGAINST           AGAINST

injection by issuing new share or global depositary

receipt

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAN HAI LINES LTD

  TICKER:                  N/A                 CUSIP:   Y9507R102

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009  no dividend will be

distributed

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.7: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WANT WANT CHINA HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G9431R103

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements and the        ISSUER            YES             FOR                  FOR

 reports of the Directors and the Auditor for the YE

31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.a: Re-elect Mr. Tsai Shao-Chung as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.b: Re-elect Mr. Toh David Ka Hock as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.c: Re-elect Mr. Lin Feng-I as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.d: Re-elect Mr. Chien Wen-Guey as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.e: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the remuneration of all the

Directors of the Company

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Company's Auditor and authorize the Board to fix

their remuneration for the YE 31 DEC 2010

PROPOSAL #5: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to repurchase shares of USD 0.02 each in the capital

of the Company  Shares  during the relevant period,

on The Stock Exchange of Hong Kong Limited   the

Stock Exchange  or on any other stock exchange on

which the securities of the Company may be listed and

 recognized by the Securities and Futures Commission

of Hong Kong and the Stock Exchange for this

purposes, subject to and in accordance with all

applicable Laws and the requirements of the Rules

Governing the Listing of Securities on the Stock

Exchange or of any other stock exchange as amended

PROPOSAL #6: Authorize the Directors, subject to this        ISSUER            YES             FOR                  FOR

 Resolution, during the Relevant Period (as

specified) to allot, issue and deal with additional

Shares and to make or grant offers, agreements,

options and warrants which might require the exercise

 of such power, the aggregate nominal amount of share

 capital allotted or agreed conditionally or

unconditionally to be allotted (whether pursuant to

an option or otherwise) by the Directors pursuant to

the approval in this Resolution, otherwise than

pursuant to, (i) a Rights Issue (as.CONTD

PROPOSAL #7: Approve, subject to the passing of                 ISSUER            YES             FOR                  FOR

Resolutions 5 and 6, the general mandate referred to

in Resolution 6, by the addition to the aggregate

nominal amount of the share capital of the Company

which may be allotted or agreed to be allotted by the

 Directors of the Company pursuant to such general

mandate an amount representing the aggregate nominal

amount of Shares repurchased by the Company pursuant

to the general mandate referred to in Resolution 5

above provided that such amount shall not exceed 10%

of the existing issued share capital of the Company

at the date of passing this Resolution 7

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WEICHAI POWER CO LTD

  TICKER:                  N/A                 CUSIP:   Y9531A109

  MEETING DATE:      12/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the supplemental agreement                ISSUER            YES             FOR                  FOR

dated 09 NOV 2009 referred to in the Section headed

'II. Continuing connected transactions, TAGC

Continuing Connected Transactions, Continuing

connected transactions between SFGC and Fast

Transmission, (a) Sale of parts and components of

transmissions and related products by SFGC to Fast

Transmission' in the 'Letter from the Board'

contained in the circular [the Circular] of the

Company of which this notice forms part and the

PROPOSAL #2.: Approve the supplemental agreement                ISSUER            YES             FOR                  FOR

dated 09 NOV 2009 referred to in the Section headed

'II. Continuing connected transactions, TAGC

Continuing Connected Transactions, Continuing

connected transactions between SFGC and Fast

Transmission, (b) Purchase of parts and components of

 transmissions and related products by SFGC from Fast

 Transmission' in the 'Letter from the Board'

contained in the circular [the Circular] of the

Company of which this notice forms part and the

PROPOSAL #3.: Approve the annual cap of RMB                        ISSUER            YES             FOR                  FOR

4,115,810,000 for the PRC Continuing Connected

Transaction [as specified] for the year ending 31 DEC

 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WEICHAI POWER CO LTD

  TICKER:                  N/A                 CUSIP:   Y9531A109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report of the Company        ISSUER            YES             FOR                  FOR

 for the YE 31 DEC 2009

PROPOSAL #2: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #4: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company and the Auditors' report for the YE

31 DEC 2009

PROPOSAL #5: Approve the final financial report of            ISSUER            YES             FOR                  FOR

the Company for the YE 31 DEC 2009

PROPOSAL #6: Approve the distribution of profit to            ISSUER            YES             FOR                  FOR

the shareholders of the Company for the YE 31 DEC 2009

PROPOSAL #7: Approve the re-appointment of Shandong          ISSUER            YES             FOR                  FOR

Zheng Yuan Hexin Accountants Limited as the PRC

Auditors of the Company and authorize the Directors

to determine their remuneration and, for the purpose

of this resolution, PRC means the People's Republic

of China, but excluding Hong Kong, Macau and Taiwan

PROPOSAL #8: Approve the re-appointment of Messrs.            ISSUER            YES             FOR                  FOR

Ernst & Young as the non-PRC Auditors of the Company

and authorize the Directors to determine their

remuneration and, for the purpose of this resolution,

 PRC means the People's Republic of China, but

excluding Hong Kong, Macau and Taiwan

PROPOSAL #9: Approve the granting of a mandate to the        ISSUER            YES             FOR                  FOR

 Board of Directors for payment of interim dividend

if any  to the shareholders of the Company for the

year ending 31 DEC 2010

PROPOSAL #10: Approve the connected transaction                 ISSUER            YES             FOR                  FOR

between the Company and Beiqi Futian Motor Company

Limited

PROPOSAL #11: Approve the connected transaction                 ISSUER            YES             FOR                  FOR

between the Company and Shantui Engineering Machinery

 Co. Ltd

PROPOSAL #12: Approve the Share Award Restriction              ISSUER            YES         AGAINST           AGAINST

Rules of the Company

PROPOSAL #S.13: Approve the granting of a general              ISSUER            YES             FOR                  FOR

mandate to the Board of Directors to issue, amongst

other things, new shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WIMM BILL DANN FOODS

  TICKER:                  WBD                 CUSIP:   97263M109

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVE THE WBD FOODS OJSC ANNUAL                 ISSUER            YES             FOR               AGAINST

REPORT FOR 2009 BASED ON RUSSIAN STATUTORY REPORTING

STANDARDS.

PROPOSAL #02: APPROVAL OF THE ANNUAL FINANCIAL                   ISSUER            YES             FOR               AGAINST

STATEMENTS, INCLUDING PROFIT AND LOSS STATEMENTS FOR

2009.

PROPOSAL #03: WBD FOODS OJSC PROFIT AND LOSS                       ISSUER            YES             FOR               AGAINST

ALLOCATION (INCLUDING PAYOUT (ANNOUNCEMENT) OF

DIVIDENDS): A) BASED ON 2009 FINANCIAL RESULTS

PAYMENT OF DIVIDENDS ON WBD FOODS OJSC OUTSTANDING

ORDINARY REGISTERED SHARES, HAVING DETERMINED THE

SIZE OF DIVIDENDS PER ONE ORDINARY REGISTERED SHARE

OF RUR 30 (THIRTY) 00 KOPECKS, BE ANNOUNCED; B)

DIVIDEND PAYMENT/ANNOUNCEMENT TERMS BE DEFINED; C)

THE AMOUNT OF NET PROFIT OF WBD FOODS OJSC AS

REFLECTED IN 2009 STATUTORY FINANCIAL STATEMENTS, ALL

 AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #04: FOR THE PURPOSE OF AUDIT OF WBD FOODS          ISSUER            YES         AGAINST           AGAINST

OJSC'S FINANCIAL AND BUSINESS ACTIVITY, AND IN

COMPLIANCE WITH LEGAL ACTS OF THE RUSSIAN FEDERATION,

 TO ASSIGN AS THE AUDITOR OF THE COMPANY IN 2010. 4A)

 TO VOTE IN FAVOR OF 4A VOTE FOR SV - AUDIT CJSC 4B)

TO VOTE IN FAVOR OF 4B VOTE AGAINST ERNST AND YOUNG

ELECTION OF DIRECTOR: GUY DE SELLIERS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: M.V. DUBININ                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: I.V. KOSTIKOV                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL A. O'NEILL                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: A. SERGEEVICH ORLOV                             ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: S.A. PLASTININ                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: G. ABRAMOVICH YUSHVAEV                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID IAKOBACHVILI                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: E. GRIGORIEVICH YASIN                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARCUS RHODES                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JACQUES VINCENT                                    ISSUER            YES             FOR                  FOR

PROPOSAL #6A: ELECTION OF THE MEMBERS OF WBD FOODS            ISSUER            YES             FOR               AGAINST

OJSC AUDITING COMMITTEE MEMBER: VOLKOVA NATALIA

BORISOVNA.

PROPOSAL #6B: ELECTION OF THE MEMBERS OF WBD FOODS            ISSUER            YES             FOR               AGAINST

OJSC AUDITING COMMITTEE MEMBER: VERSHININA IRINA

ALEXANDROVNA.

PROPOSAL #6C: ELECTION OF THE MEMBERS OF WBD FOODS            ISSUER            YES             FOR               AGAINST

OJSC AUDITING COMMITTEE MEMBER: POLIKARPOVA NATALIA

LEONIDOVNA.

PROPOSAL #6D: ELECTION OF THE MEMBERS OF WBD FOODS            ISSUER            YES             FOR               AGAINST

OJSC AUDITING COMMITTEE MEMBER: PEREGUDOVA EKATERINA

ALEXANDROVNA.

PROPOSAL #6E: ELECTION OF THE MEMBERS OF WBD FOODS            ISSUER            YES             FOR               AGAINST

OJSC AUDITING COMMITTEE MEMBER: SOLNTSEVA EVGENIA

SOLOMONOVNA.

PROPOSAL #6F: ELECTION OF THE MEMBERS OF WBD FOODS            ISSUER            YES             FOR               AGAINST

OJSC AUDITING COMMITTEE MEMBER: KOLESNIKOVA NATALYA

NIKOLAEVNA.

PROPOSAL #6G: ELECTION OF THE MEMBERS OF WBD FOODS            ISSUER            YES             FOR               AGAINST

OJSC AUDITING COMMITTEE MEMBER: SHAVERO TATIANA

VIKTOROVNA.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WINBOND ELECTRS CORP

  TICKER:                  N/A                 CUSIP:   Y95873108

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the proposal listed in Taiwan         ISSUER            YES             FOR                  FOR

Stock Exchange TWSE  by public underlying for the

subsidiaries, Nuvoton Technology Corp

PROPOSAL #B.4: Approve the issuance of securities via        ISSUER            YES             FOR                  FOR

 public or private placement

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Approve to revise the rules of                     ISSUER            YES             FOR                  FOR

shareholder meeting

PROPOSAL #B.7: Approve the procedures of the election        ISSUER            YES             FOR                  FOR

 of Directors and Supervisors

PROPOSAL #B.8: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement, guarantee and monetary loans

PROPOSAL #B.9: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.10: Other issues and Extraordinary motions      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WINTEK CORP

  TICKER:                  N/A                 CUSIP:   Y9664Q103

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The proposal of merger with Wintek              ISSUER             NO              N/A                  N/A

Europe Sarl

PROPOSAL #A.4: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of the issuance of new                ISSUER             NO              N/A                  N/A

shares via private placement

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans and the procedures of endorsement

and guarantee

PROPOSAL #B51.1: Election of Huang Hieng Hsiung as a         ISSUER            YES             FOR                  FOR

Director,  Shareholder No.:62

PROPOSAL #B51.2: Election of Liu Hsiu Lien as a                 ISSUER            YES             FOR                  FOR

Director,  Shareholder No.:63

PROPOSAL #B51.3: Election of Huang Shih Chieh as a            ISSUER            YES             FOR                  FOR

Director,  Shareholder No.:68

PROPOSAL #B51.4: Election of representative of                   ISSUER            YES             FOR                  FOR

Hannstar Display Corp. as a Director, Shareholder

No.:172365

PROPOSAL #B51.5: Election of representative of Lee            ISSUER            YES             FOR                  FOR

Cheng Few as a Director,  Shareholder No.: 92764

PROPOSAL #B51.6: Election of Huang Jen-Hung as a                ISSUER            YES             FOR                  FOR

Director ,  Shareholder No.:120107

PROPOSAL #B51.7: Election of Chang Mau-Chung as a              ISSUER            YES             FOR                  FOR

Director,  Shareholder No.:435255505

PROPOSAL #B52.1: Election of Huang Sheng Ming as a            ISSUER            YES             FOR                  FOR

Supervisor,  Shareholder No.:64

PROPOSAL #B52.2: Election of Lin, Lee as a                          ISSUER            YES             FOR                  FOR

Supervisor,  Shareholder No.:1090

PROPOSAL #B52.3: Election of Yang Chau-Chen as a                ISSUER            YES             FOR                  FOR

Supervisor,  Shareholder No.:165714

PROPOSAL #B.6: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WIPRO LIMITED

  TICKER:                  WIT                 CUSIP:   97651M109

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1: ADOPTION OF REPORT AND ACCOUNTS AS AT          ISSUER            YES             FOR                  FOR

MARCH 31, 2009.

PROPOSAL #O2: DECLARATION OF FINAL DIVIDEND ON EQUITY        ISSUER            YES             FOR                  FOR

 SHARES.

PROPOSAL #O3: RE-APPOINTMENT OF MR B C PRABHAKHAR AS         ISSUER            YES             FOR                  FOR

DIRECTOR

PROPOSAL #O4: RE-APPOINTMENT OF MR WILLIAM ARTHUR              ISSUER            YES             FOR                  FOR

OWENS AS DIRECTOR

PROPOSAL #O5: RE-APPOINTMENT OF DR JAGDISH N SHETH AS        ISSUER            YES             FOR                  FOR

 DIRECTOR

PROPOSAL #O6: RE-APPOINTMENT OF STATUTORY AUDITORS -         ISSUER            YES             FOR                  FOR

M/S BSR & CO.

PROPOSAL #S7: RE-APPOINTMENT OF MR AZIM H PREMJI AS          ISSUER            YES             FOR                  FOR

CHAIRMAN AND MANAGING DIRECTOR AND PAYMENT OF

REMUNERATION

PROPOSAL #S8: SCHEME OF ARRANGEMENT PROPOSED TO BE            ISSUER            YES             FOR                  FOR

MADE BETWEEN WIPRO NETWORKS PTE LIMITED, SINGAPORE,

(TRANSFEROR COMPANY NO.1) AND WMNETSERV LIMITED,

CYPRUS, (TRANSFEROR COMPANY NO.2) AND WIPRO LIMITED

(TRANSFEREE COMPANY) FOR MERGER OF INDIAN BRANCH

OFFICES OF WIPRO NETWORKS PTE LIMITED, SINGAPORE AND

WMNETSERV LIMITED CYPRUS WITH WIPRO LIMITED.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WIPRO LIMITED

  TICKER:                  WIT                 CUSIP:   97651M109

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O1: ORDINARY RESOLUTION UNDER SECTION 16            ISSUER            YES             FOR                  FOR

AND 94 OF THE COMPANIES ACT, 1956 FOR INCREASE OF

AUTHORISED SHARE CAPITAL AND ALTERATION OF THE

MEMORANDUM OF ASSOCIATION (MOA) OF THE COMPANY BY

ALTERING CLAUSE 5 OF THE MOA

PROPOSAL #S2: SPECIAL RESOLUTION UNDER SECTION 31 OF         ISSUER            YES             FOR                  FOR

THE COMPANIES ACT, 1956 FOR ALTERATION OF ARTICLE 4

AND ARTICLE 152 OF ARTICLES OF ASSOCIATION OF THE

COMPANY

PROPOSAL #O3: ORDINARY RESOLUTION FOR ISSUE OF BONUS         ISSUER            YES             FOR                  FOR

SHARES TO THE SHAREHOLDERS BY CAPITALIZING A PART OF

THE AMOUNT STANDING TO THE CREDIT OF SECURITIES

PREMIUM ACCOUNT

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WIPRO LTD

  TICKER:                  N/A                 CUSIP:   Y96659142

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009 and the profit and

loss account for the YE on that date and the reports

of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend on equity                ISSUER            YES             FOR                  FOR

shares

PROPOSAL #3.: Re-appoint Mr. B.C. Prabhakar as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. William Arthur Owens as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #5.: Re-appoint Dr. Jagdish N. Sheth as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint M/s. BSR & Co. as the                   ISSUER            YES             FOR                  FOR

Auditors to hold office from the conclusion of this

meeting until the conclusion of the next AGM of the

Company at remuneration to be decided by the

Audit/Risk and Compliance Committee of the Board in

consultation with the Auditors, which fee may be paid

 on a progressive billing basis to be agreed between

the Auditor and the Audit/Risk and Compliance

Committee or such other officer of the Company as may

 be approved by the Board/Committee

PROPOSAL #7.: Authorize the Members of the Company,          ISSUER            YES             FOR                  FOR

pursuant to the resolutions passed under the

provisions of Sections 269, 309, 311 and other

applicable provisions, if any, of the Companies Act,

1956, the re-appointment of Mr. Azim H. Premji as a

Chairman and Managing Director [designated as

Chairman] of the Company with effect from 31 JUL 2009

 until 30 JUL 2011 as well as the payment of salary,

commission and perquisites [hereinafter referred to

as remuneration], upon the terms and conditions as

specified and authorize the Board of Directors to

alter and vary the terms and conditions of the said

reappointment and/or agreement, in such manner as may

 be agreed to between the Board of Directors and Mr.

Azim H. Premji; that the remuneration payable to Mr.

Azim H. Premji shall not exceed the overall ceiling

of the total managerial remuneration as provided

under Section 309 of the Companies Act, 1956 or such

other limits as may be prescribed by the Government

from time to time; authorize the Board to do all such

 acts, deeds and things and execute all such

documents, instruments and writings as may be

required and to delegate all or any of its powers

herein conferred to any Committee of Directors or

Director(s) to give effect to the aforesaid resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WIPRO LTD

  TICKER:                  N/A                 CUSIP:   Y96659142

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Scheme of Arrangement                 ISSUER            YES             FOR                  FOR

proposed to be made between Wipro Networks Pte

Limited, Singapore, [TRANSFEROR COMPANY No.1] and

WMNETSERV Limited, Cyprus, [TRANSFEROR COMPANY No.2]

and Wipro Limited [TRANSFEREE COMPANY]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WIPRO LTD

  TICKER:                  N/A                 CUSIP:   Y96659142

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to Section 16 and              ISSUER            YES             FOR                  FOR

Section 94 and other applicable provisions of the

Companies Act, 1956, the authorized share capital of

the Company be increased from INR 3550,000,000/-

divided into 1650,000,000 equity shares of INR 2/-

and 25,000,000 preference shares of INR 10/- each to

a revised limit of INR 5,550,000,000 by creation of

additional 1000,000,000 equity shares of INR 2/- and

accordingly, the Memorandum of Association of the

Company be and is hereby altered as follows: in

Clause 5 of the Memorandum of Association, the

figures and words INR 3550,000,000 divided into

1650,000,000 equity shares of INR 2/- each and

25,000,000 preference shares of INR 10/- each be

substituted by the figures and words INR

5,550,000,000 divided into 2650,000,000 equity shares

 of INR 2/- and 25,000,000 preference shares of INR

PROPOSAL #S.2: Approve, pursuant to Section 31 and            ISSUER            YES             FOR                  FOR

other applicable provisions of the Companies Act,

1956 in the first five lines in Article 4 of the

Articles of Association of the Company, the figures

and words INR 3550,000,000 divided into 1650,000,000

equity shares of INR 2/- and 25,000,000 preference

shares of INR 10/- each be substituted by the figures

 and words 5,550,000,000 divided into 2650,000,000

equity shares of INR 2/- and 25,000,000 preference

shares of INR 10/- each; the first line of Article

152 of the Articles of Association of the Company, be

 amended by inserting the following words after the

words 'A General Meeting' of the members, in a

meeting in person or proxy or, through Postal Ballot

or, by any other means, as may be permitted

PROPOSAL #3.: Approve, pursuant to Article 152 of the        ISSUER            YES             FOR                  FOR

 Articles of Association, a part of the amount

standing to the credit of Securities Premium account

be and is hereby capitalized and transferred fro the

Securities Premium Account to Share Capital Account,

and that such sum be applied for allotment of new

equity shares of INR 2/- each of the Company as fully

 paid up bonus shares to the persons who on a date to

 be hereinafter fixed by the Board of Directors

[hereinafter referred to as Record Date], are the

holders of the existing equity shares of INR 2/- each

 of the Company, and the such new equity shares out

of the Company's unissued equity shares credited as

fully paid up be accordingly allotted as Bonus Shares

 to such persons respectively as aforesaid in the

proportion of 2 Equity Shares for every 3 equity

shares held by such persons respectively on the

Record Date; such Bonus equity shares shall be

subject to he Memorandum of Association of the

Company and shall rank pari passu in all respects

with and carry the same rights as the existing equity

 shares but shall not be entitled to Dividend

declared for the FYE 31 MAR 2010; no letters of

allotment be issued with respect to additional equity

 shares but the shares certificates to shareholders

who hold their existing equity shares in physical

form will be completed and be dispatched to he

allotees thereof within the period prescribed, form

time to time, and that the bonus shares will be

credited to the demat accounts of the allotees who

are holding the existing equity shares in electronic

form; that no fractions, if any arising out of the

issue and allotment of the Bonus Shares shall be

allotted by the Company and the Company shall not

issue any physical share certificate or demat credit

in electronic form in respect of such fractional

entitlements but all such fractional entitlements, if

 any, shall be consolidated and the Bonus Shares, in

lieu thereof, shall be allotted by the Board to such

person or persons as may be appointed in this behalf

by the Board, who shall hold the same upon Trust for

the members entitled thereto, and who shall sell the

said shares as soon as practicable, at he prevailing

market rate and pay the net sale proceeds thereof,

after adjusting there from the cost and expenses in

respect of such sale, amongst the members, in

proportion to their fractional entitlements; the

allotment and issue of fully paid new equity shares

as bonus shares to the extent that they relate to

non-resident members, Foreign Institutional Investors

 [FIIs] and other foreign investors of the Company

and/or distribution of net sale proceeds in respect

of fractional entitlements to which such members may

be entitled, shall be subject to the approval of the

Reserve Bank of India under Foreign Exchange

Management Act [FEMA] and may be subject to Tax

Deduction at Source, as may be applicable; for the

purpose of giving effect to this resolution,

authorize the Board of Directors to take all such

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WISTRON CORP

  TICKER:                  N/A                 CUSIP:   Y96738102

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the business of 2009                      ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: Audit Committee's Report                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: Amendment of the Company's rules and          ISSUER             NO              N/A                  N/A

procedures of Board of Directors Meeting

PROPOSAL #2.1: Ratification for the Business Report          ISSUER            YES             FOR                  FOR

and Financial Statements of 2009

PROPOSAL #2.2: Ratification for the proposal for                ISSUER            YES             FOR                  FOR

distribution of 2009 profits

PROPOSAL #2.3: Discussion for the capitalization of          ISSUER            YES             FOR                  FOR

part of 2009 profits through issuance of new shares

PROPOSAL #2.4: Discussion for amendments of the                 ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #2.5: Discussion for amendments of the                 ISSUER            YES             FOR                  FOR

procedures Governing Endorsements and Guarantees

PROPOSAL #2.6: Discussion for amendments of the                 ISSUER            YES             FOR                  FOR

procedures Governing Loaning of Funds

PROPOSAL #2.7: Discussion for amendments of the                 ISSUER            YES             FOR                  FOR

procedures of Assets Acquisition and Disposal

PROPOSAL #2.8: Discussion for the offering of newly          ISSUER            YES             FOR                  FOR

issued common shares or the offering of newly issued

common shares in the form of GDR

PROPOSAL #2.9: Discussion for the proposal to opt for        ISSUER            YES             FOR                  FOR

 tax benefits for the issuance of new common shares

in 2009 and the earnings in 2008

PROPOSAL #3.: Extemporary motion                                            ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOOLWORTHS HLDGS LTD

  TICKER:                  N/A                 CUSIP:   S98758121

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve that number of ordinary shares        ISSUER            YES             FOR                  FOR

 of 0.15 cent each in the authorized but unissued

share capital of the Company, the aggregate

subscription price of which, based on a subscription

price of 1 456 cents per ordinary share, will equal

or exceed the aggregate amount of the cash

distribution to be made to ordinary shareholders of

the Company as announced by the Company on the

Securities Exchange News Service of the JSE, be

placed under the control of the Directors of the

Company as a specific authority and approval in terms

 of section 221 of the Companies Act, 1973 [Act 61 of

 1973] as amended and Section 5.51 of the Listings

Requirements of the JSE Limited [JSE], to allot and

issue such number of ordinary shares to the Company's

 wholly-owned subsidiary, Woolworths [Proprietary]

Limited [WPL], for cash; such shares to be allotted

and issued in 1 tranche, prior to the next AGM of the

 Company to be held after the date of passing of this

PROPOSAL #O.2: Authorize any 1 of the Directors of            ISSUER            YES             FOR                  FOR

the Company or the Company Secretary, subject to

Resolution O.1 to be considered at the general

meeting at which this resolution is to be considered,

 being passed by the requisite majority, to sign all

such documents, do all such things and procure the

signature of all such documents and the doing of all

such things as may be necessary for the

implementation of Resolution O.1

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOOLWORTHS HLDGS LTD

  TICKER:                  N/A                 CUSIP:   S98758121

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Authorize the Company to re-appoint the        ISSUER            YES             FOR                  FOR

 joint Auditors, Messrs. Ernst and Young Incorporated

 [with the designated Auditor currently being Mr. R.

Isaacs] and Messrs. SAB and T Inc [with the

designated Auditor currently being Mr. A.

PROPOSAL #3.: Approve to increase the remuneration            ISSUER            YES             FOR                  FOR

for the Non-Executive Directors

PROPOSAL #4.: Re-elect P. Bacon as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect L. Mthimunye as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect B. Frost as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect M. Leeming as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-elect Z. Rylands as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-elect N. Siwendu as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Grant general authority to make                   ISSUER            YES             FOR                  FOR

payments to shareholders

PROPOSAL #S.11: Grant general authority to repurchase        ISSUER            YES             FOR                  FOR

 shares

PROPOSAL #12.: Grant authority to sign all documents         ISSUER            YES             FOR                  FOR

required

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOOLWORTHS HLDGS LTD

  TICKER:                  N/A                 CUSIP:   S98758121

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve to place 11,000,000 Ordinary          ISSUER            YES             FOR                  FOR

Shares of 0.15 cent each in the authorized but

unissued share capital of the Company under the

control of the Directors of the Company as a specific

 authority, and approval in terms of Section 221 of

the Companies Act, 1973  Act 61 of 1973 , as amended,

 and Section 5.51 of the Listings Requirements of the

 JSE Limited  JSE , to allot and issue such shares to

 the Company's wholly-owned subsidiary, Woolworths

Proprietary  Limited  WPL , for cash at a

subscription price of ZAR 17.24 per ordinary share,

the proceeds of which shall be applied by the Company

 for the purposes of a cash payment to ordinary

shareholders to be made by the Company in lieu of the

 interim dividend on the ordinary shares for the six

months ended on 31 DEC 2009; CONTD.

PROPOSAL #O.1: Authorize any 1 of the Directors of            ISSUER            YES             FOR                  FOR

the Company or the Company Secretary to sign all such

 documents, do all such things and procure the

signature of all such documents and the doing of all

such things as may be necessary for the

implementation of the special resolution to be

considered at the general meeting at which this

resolution will be considered

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOONG JIN COWAY CO LTD, KONGJU

  TICKER:                  N/A                 CUSIP:   Y9694W104

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 21st balance sheet, income          ISSUER            YES             FOR                  FOR

statement and the disposition of retained earning as

follows: expected cash dividend for 1 share: KRW 1,010

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Juseok Lee and Gwangsu Shin         ISSUER            YES             FOR                  FOR

as the Directors

PROPOSAL #4: Approve the endowment of stock purchase         ISSUER            YES             FOR                  FOR

option

PROPOSAL #5: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #6: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOORI FINANCE HOLDINGS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y9695X119

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement, the              ISSUER            YES             FOR                  FOR

statement of profit and loss, and the proposed

disposition of retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of KHB, LYH, BMJ, SHT, KHJ,              ISSUER            YES             FOR                  FOR

LDH, LH as the External Directors

PROPOSAL #4: Election of LYH, SHT, KHJ, LDH as the            ISSUER            YES             FOR                  FOR

members of Audit Committee

PROPOSAL #5: Approve the remuneration of the Directors      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOORI INVESTMENT & SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y9694X102

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 43th financial statement,            ISSUER            YES             FOR                  FOR

income statement, and the proposed disposition of

retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Young Been Park,  External          ISSUER            YES             FOR                  FOR

In Hak Jeong, Yang Taek Im, Hyoek Dae Kwon, Seong Ik

Joe, Bong Gil Choi as the Directors

PROPOSAL #4: Election of Deuk Hee Lee as Auditors who        ISSUER            YES         AGAINST           AGAINST

 are not the External Directors

PROPOSAL #5: Election of Hyeok Dae Kwon, Seong Ik Joe        ISSUER            YES             FOR                  FOR

 Bong Gil Choi as the Auditors who are the External

Directors

PROPOSAL #6: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WPG HOLDING CO LTD

  TICKER:                  N/A                 CUSIP:   Y9698R101

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 180

for 1,000 SHS held

PROPOSAL #B.4: Approve to merge YOSUN Industrial                ISSUER            YES             FOR                  FOR

Corporation/TW0002403003 Company via shares swap by

new shares issuance

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.8: Other issues and Extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WUMART STORES INC

  TICKER:                  N/A                 CUSIP:   Y97176112

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.I.1: Approve the audited consolidated              ISSUER            YES             FOR                  FOR

financial statements of the Company for the YE 31 DEC

 2009 and the Independent Auditor's report thereon

PROPOSAL #o.I.2: Approve the profit distribution                ISSUER            YES             FOR                  FOR

proposal of the Company for the YE 31 DEC 2009

PROPOSAL #O.I.3: Approve the report of the Board of          ISSUER            YES             FOR                  FOR

Directors (the Board) of the Company for the YE 31

DEC 2009

PROPOSAL #o.I.4: Approve the report of the                          ISSUER            YES             FOR                  FOR

Supervisory Committee of the Company for the YE 31

PROPOSAL #O.I.5: Re-appoint Deloitte Touche Tohmatsu         ISSUER            YES             FOR                  FOR

CPA Ltd, and Deloitte Touche Tohmatsu as the

Company's Domestic and International Auditors,

respectively, for a term expiring upon the conclusion

 of the 2010 AGM of the Company and authorize the

Board to fix their remuneration in accordance with

the workload of the Auditors and market conditions

PROPOSAL #S.II1: Approve to allot, issue additional          ISSUER            YES         AGAINST           AGAINST

shares in the share capital of the Company (the

additional shares) whether domestic shares or H

shares and authorize the Board, unconditional and

general mandate  the general mandate  to allot, issue

 and deal with additional shares and to make or grant

 offers or agreements in respect thereof, subject to

the following conditions: (a) such general mandate

shall not extend beyond the relevant period (as

defined below) save that the Board may during the

Relevant Period make or grant offers or agreements

which might require the exercise of such powers after

 the end of the relevant period; (b) the total number

 of Additional Shares allotted or agreed

conditionally or unconditionally to be allotted by

the Board, otherwise than pursuant to any scrip

dividend scheme or similar arrangement providing for

PROPOSAL #S.III: Approve the provisional resolutions         ISSUER            YES         AGAINST           AGAINST

(if any) proposed in writing to the Company by any

shareholder(s) holding in aggregate 5% or more of the

 Company's voting shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  XINAO GAS HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G9826J104

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Directors' and the Independent Auditor's

reports for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect  Mr. CHEUNG Yip Sang as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Re-elect Ms. ZHAO Baoju as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Re-elect Mr. JIN Yongsheng as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.4: Re-elect Mr. WANG Guangtian as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.5: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' fees

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors to issue shares      ISSUER            YES             FOR                  FOR

PROPOSAL #5.B: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares

PROPOSAL #5.C: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

to issue shares by addition thereto the shares

repurchased by the Company

PROPOSAL #S.6: Approve the change of the english name        ISSUER            YES             FOR                  FOR

 of the Company from ''XinAo Gas Holdings Limited''

to ''ENN Energy Holdings Limited'' and the Chinese

name as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YA HSIN INDUSTRIAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y9724W132

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To report                                                            ISSUER             NO              N/A                  N/A

PROPOSAL #2.: To ratify the reorganization plan                  ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Other motions                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YA HSIN INDUSTRIAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y9724W132

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Election of the Directors and the                ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #A.2: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YANGMING MARINE TRANS CORP

  TICKER:                  N/A                 CUSIP:   Y9729D105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the status of            ISSUER             NO              N/A                  N/A

the local secured corporate bonds

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Amend the procedures of asset                       ISSUER            YES             FOR                  FOR

acquisition or disposal

PROPOSAL #B.5: Amend the procedures of endorsement            ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #B.6: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

PROPOSAL #B.7: Approve the proposal of the shares              ISSUER            YES             FOR                  FOR

release and application for listing on the Taiwan

Stock Exchange of a Subsidiary

PROPOSAL #B81.1: Election of Ministry of                              ISSUER            YES             FOR                  FOR

Transportation and Communications/ Shareholder no.:

1, represented by Feng-Hai, Lu as a Director

PROPOSAL #B81.2: Election of Ministry of                              ISSUER            YES             FOR                  FOR

Transportation and Communications/ shareholder no.:

1, represented by Shuh-Shun, Ho as a Director

PROPOSAL #B81.3: Election of Ministry of                              ISSUER            YES             FOR                  FOR

Transportation and Communications/ shareholder no.:

1, represented by Chiou-Chien, Chang as a Director

PROPOSAL #B81.4: Election of Ministry of                              ISSUER            YES             FOR                  FOR

Transportation and Communications/ shareholder no.:

1, represented by Chih-Tsong Hwang as a Director

PROPOSAL #B81.5: Election of Ministry of                              ISSUER            YES             FOR                  FOR

Transportation and Communications/ shareholder no.:

1, represented by Tyh-Ming Lin as a Director

PROPOSAL #B81.6: Election of Ministry of                              ISSUER            YES             FOR                  FOR

Transportation and Communications/ shareholder no.:

1, represented by Younger Wu as a Director

PROPOSAL #B81.7: Election of Ting Li Development                ISSUER            YES             FOR                  FOR

Limited/ shareholder no.: 444069, represented by

Benny T. Hu as a Director

PROPOSAL #B82.1: Election of Evervaliant Corp/                   ISSUER            YES             FOR                  FOR

shareholder no.: 333041, represented by Her-Guey Chen

 as a Supervisor

PROPOSAL #B82.2: Election of Chinachem Group/                     ISSUER            YES             FOR                  FOR

shareholder no.: 170837, represented by Wing-Kong

Leung as a Supervisor

PROPOSAL #B.9: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

the Directors from participation in competitive

business

PROPOSAL #B.10: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YANTAI CHANGYU PIONEER WINE CO LTD

  TICKER:                  N/A                 CUSIP:   Y9739T108

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report on the Company's                ISSUER            YES             FOR                  FOR

major assets acquisition (draft) and relevant

transaction matters

PROPOSAL #2: Authorize the Board to handle matters in        ISSUER            YES             FOR                  FOR

 relation to the major assets acquisition

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YANTAI CHANGYU PIONEER WINE CO LTD

  TICKER:                  N/A                 CUSIP:   Y9739T108

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

supervisory committee

PROPOSAL #3: Approve the 2009 annual report                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the 2009 financial resolution            ISSUER            YES             FOR                  FOR

report

PROPOSAL #5: Approve the 2009 profit distribution              ISSUER            YES             FOR                  FOR

plan, as follows i) cash dividend/10 shares [tax

included]: CNY 12.0000 2) bonus issue from profit

[share/10 shares]: none 3) bonus issue from capital

reserve [share/10 shares]:None

PROPOSAL #6: Amend to the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association

PROPOSAL #7: Re-election of Directors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-election of supervisors                                ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appointment of audit firm                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YANZHOU COAL MINING CO LTD

  TICKER:                  N/A                 CUSIP:   Y97417102

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.A: Approve the acquisition of 100%                ISSUER            YES             FOR                  FOR

equity interest in Felix Resources Limited by the

Company by way of a Scheme of Arrangement through

Austar Coal Mine Pty Limited, a wholly-owned

subsidiary of Yancoal Australia Pty Limited ['Yancoal

 Australia Pty'], a wholly-owned subsidiary of the

Company [the 'Transaction']

PROPOSAL #S.1.B: Approve all resolutions passed at            ISSUER            YES             FOR                  FOR

the EGM shall be valid for a period of 12 months from

 the date of passing

PROPOSAL #S.2: Approve the Material Asset                            ISSUER            YES             FOR                  FOR

Restructuring Report of the Company containing, inter

 alia, the following matters in relation to the

Transaction, namely (1) the method of acquisition,

the subject matter of and the counterparty to the

Transaction; (2) the consideration; (3) the method or

 basis for determining the consideration; (4) the

contractual obligations and the liabilities for

breach of contract in respect of the transfer of

title relating to the shares to be acquired; and (5)

the conditions precedent and the effective date of

the Transaction

PROPOSAL #S.3: Approve the Financing Arrangement in          ISSUER            YES             FOR                  FOR

respect of the satisfaction of the consideration for

the Transaction in the amount of AUD 3,333 million

[equivalent to approximately RMB 18,951 million] to

be satisfied by way of bank loans to be provided by

Bank of China, Sydney Branch or a syndicate of banks

led by Bank of China, Sydney Branch to be made in AUD

 or USD equivalent to the amount of RMB 20 billion;

and the issuance of a letter of guarantee by Bank of

China, Shandong Branch in favor of Bank of China,

Sydney Branch at the request of and upon the

application made by the Company to Bank of China,

Shandong Branch; and the provision of the counter-

guarantee by the controlling shareholder of the

Company, Yankuang Group Corporation Limited, to the

PROPOSAL #S.4: Authorize the Board of Directors [the         ISSUER            YES             FOR                  FOR

'Board'] of the Company and Mr. Wu Yuxiang and Mr.

Zhang Baocai, being the Directors of the Company, to

take any action and further actions on behalf of the

Company as they consider necessary, appropriate,

desirable or expedient in connection with the

Transaction in accordance with the requirements of

relevant regulatory authorities and the requirements

of the Transaction itself, including, without

limitation, executing and delivering any and all

agreements, documents and instruments, if any, to

execute and/or perform all necessary and ancillary

actions with respect to the Transaction and to

perfect the Transaction, making any amendments,

revisions, supplements or waivers of any matters in

relation to, or in connection with or incidental to,

the Transaction which they consider are in the

interest of the Company, provided that such

amendments, revisions, supplements or waivers shall

not result in a material change to the terms of the

Transaction; and ratify and consider any or all past

actions by the Board which they may deem or have

deemed in their sole discretion to be necessary with

respect to any of the matters contemplated by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YANZHOU COAL MNG CO LTD

  TICKER:                  N/A                 CUSIP:   Y97417102

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Li Weimin as a Director of            ISSUER            YES             FOR                  FOR

the Company, whose appointment will

PROPOSAL #S.2: Amend the Rules of Procedures for the         ISSUER            YES             FOR                  FOR

Board of Yanzhou Coal Mining Company Limited

PROPOSAL #S.3: Amend the Rules of Procedures for the         ISSUER            YES             FOR                  FOR

Supervisory Committee of Yanzhou Coal Mining Company

Limited

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YANZHOU COAL MNG CO LTD

  TICKER:                  N/A                 CUSIP:   Y97417102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the mandate on authorizing the        ISSUER            YES             FOR                  FOR

 Board of Directors to repurchase H Shares of the

Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YANZHOU COAL MNG CO LTD

  TICKER:                  N/A                 CUSIP:   Y97417102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the working report of the Board        ISSUER            YES             FOR                  FOR

 of Directors of the Company the Board for the YE 31

DEC 2009

PROPOSAL #2.: Approve the working report of the                 ISSUER            YES             FOR                  FOR

Supervisory Committee of the Company for the YE 31

DEC 2009

PROPOSAL #3.: Approve the audited financial                        ISSUER            YES             FOR                  FOR

statements of the Company as at and for the YE 31 DEC

PROPOSAL #4.: Approve the proposed profit                            ISSUER            YES             FOR                  FOR

distribution plan of the Company for the YE 31 DEC

2009 and to authorize the Board to distribute an

aggregate cash dividend of RMB 1,229.6 million tax

inclusive , equivalent to RMB 0.25 tax inclusive per

share to the shareholders of the Company

PROPOSAL #5.: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Directors and Supervisors of the Company for the YE

31 DEC 2010

PROPOSAL #6.: Re-appointment of Grant Thornton and            ISSUER            YES             FOR                  FOR

Shine Wing Certified Public Accountants Ltd as the

Company's International and PRC Auditors for the year

 2010, respectively, until the conclusion of the next

 AGM and to determine their remuneration arrangements

PROPOSAL #7.: Approve the purchase of liability                 ISSUER            YES         AGAINST           AGAINST

insurance for the Directors, Supervisors and senior

officers of the Company

PROPOSAL #S.8: Approve the proposal regarding the              ISSUER            YES             FOR                  FOR

expansion of the business scope of Yanzhou Coal

Mining Company Limited and amendments to the Articles

 of Association of the Company

PROPOSAL #S.9: Authorize the Board to issue, allot            ISSUER            YES             FOR                  FOR

and deal with additional H Shares in the share

capital of the Company and to make or grant offers,

agreements and options in respect thereof, subject to

 the following terms: i) such mandate shall not

extend beyond the Relevant Period save that the Board

 may during the Relevant Period make or grant offers,

 agreements or options which might require the

exercise of such powers after the end of the Relevant

 Period; ii) the number of shares allotted or agreed

conditionally or unconditionally to be allotted

whether pursuant to an option or otherwise by the

Board shall not exceed 20% of the number of H Shares

in issue as at the date of the this resolution; and

iii) the Board will only exercise its power under

such mandate in accordance with the Company Law of

the PRC and the Rules Governing the Listing of

Securities on the Stock Exchange of Hong Kong Limited

 as amended from time and only if all necessary

approvals from the China Securities Regulatory

Commission and/or other relevant PRC government

authorities are obtained; H Shares means the

overseas-listed foreign invested shares in the share

capital of the Company with a par value of RMB 1.00

each, and which are held and traded in Hong Kong

dollars; Authority expires at the conclusion of the

next AGM of the Company following the passing of this

 resolution or expiration of a 12 month period

following the passing of this resolution or the date

on which the authority set out in this resolution is

revoked or varied by a special resolution of the

shareholders of the Company in a general meeting;

authorize the Board, contingent on the Directors

resolving to issue shares pursuant to this

resolution, to approve, execute and do or procure to

be executed and done, all such documents, deeds and

things as it may consider relevant in connection with

 the issue of such new shares including, but not

limited to, determining the time and place of issue,

making all necessary applications to the relevant

authorities and entering into an underwriting

agreement or any other agreement , to determine the

use of proceeds and to make all necessary filings and

 registrations with the relevant PRC, Hong Kong and

other authorities, and to make such amendments to the

 Articles of Association as it thinks fit so as to

reflect the increase in registered capital of the

Company and to reflect the new share capital

structure of the Company under the intended allotment

 and issue of the shares of the Company pursuant to

PROPOSAL #S.10: Authorize the Board of the Company,          ISSUER            YES             FOR                  FOR

subject to this resolution, to repurchase the issued

H shares of the Company on the Hong Kong Stock

Exchange, subject to and in accordance with all

applicable laws, rules and regulations and/or

requirements of the governmental or regulatory body

of securities in the PRC, the Hong Kong Stock

Exchange or of any other governmental or regulatory

body be approved; the aggregate nominal value of H

Shares of the Company authorized to be repurchased

subject to the approval in this resolution during the

 Relevant Period shall not exceed 10% of the

aggregate nominal value of the issued H Shares of the

 Company as at the date of the passing of this

resolution; i) the passing of a special resolution

with the same terms as the resolution set out in this

 paragraph except for this sub-paragraph (c) (i) at a

 class meeting for the holders of Domestic Shares of

the Company to be held on 25 JUN 2010 or on such

adjourned date as may be applicable ; and the class

meeting for the holders of H Shares to be held on 25

JUN 2010 or on such adjourned date as may be

applicable for such purpose; ii) the approval of the

relevant PRC regulatory authorities as may be

required by laws, rules and regulations of the PRC

being obtained by the Company if appropriate; and

iii) the Company not being required by any of its

creditors to repay or to provide guarantee in respect

 of any amount due to any of them or if the Company

is so required by any of its creditors, the Company

having, in its absolute discretion, repaid or

provided guarantee in respect of such amount pursuant

 to the notification procedure set out in Articles of

 Association; subject to the approval of all relevant

 PRC regulatory authorities for the repurchase of

such H Shares being granted, the Board be authorized

to: i) amend the Articles of Association as it thinks

 fit so as to reduce the registered share capital of

the Company and to reflect the new capital structure

of the Company upon the repurchase of H shares of the

 Company as contemplated in this resolution; and ii)

file the amended Articles of Association with the

relevant governmental authorities of the PRC;

Authority expires at the conclusion of the next AGM

or the expiration of a 12 month period following the

passing of this special resolution or the date on

which the authority set out in this special

resolution is revoked or varied by a special

resolution of the shareholders of the Company in any

general meeting or by a special resolution of holders

 of H shares or holders of domestic shares of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAPI VE KREDI BANKASI A S

  TICKER:                  N/A                 CUSIP:   M9869G101

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the constitution of the                 ISSUER             NO              N/A                  N/A

council for the meeting

PROPOSAL #2: Approve the annual report of the Board          ISSUER             NO              N/A                  N/A

of Directors, report of the Statutory Auditors and

summary of report of External Auditors  Basaran Nas

Bagimsiz Denetim Ve Serbest Muhasebeci Mali

musavirlik A.S.  PricewaterhouseCoopers related to

the activities of the year 2009, rejection or

approval with amendments of the proposal of the Board

 of Directors regarding the balance sheet, income

PROPOSAL #3: Approve the confirmation of Board                   ISSUER             NO              N/A                  N/A

Members elected by the Board of Directors according

to Article 315 of the Turkish Commercial Code to fill

 in the vacancies occurred in the mid term

PROPOSAL #4: Grant discharge to the Members of the            ISSUER             NO              N/A                  N/A

Board of Directors and the Statutory Auditors of

liability related to activities of the company during

 the year 2009

PROPOSAL #5: Ratify the transactions concerning the          ISSUER             NO              N/A                  N/A

sale of our bank's some of receivables which where

traced on the liquidation accounts and discharge of

the Members of he Board of Directors with regard to

these transactions

PROPOSAL #6: Ratify the sale of the property located         ISSUER             NO              N/A                  N/A

in Mugla, Marmaris, Icmeler Koyu Parcels 1858 and

1912 which was acquired in exchange of some of the

bank receivables and discharge of the Members of the

Board of Directors with regard to these transactions

PROPOSAL #7: Election of the Members of the Board of         ISSUER             NO              N/A                  N/A

Directors and approve to determine

PROPOSAL #8: Election of the Statutory Auditors and          ISSUER             NO              N/A                  N/A

approve to determine their term in

PROPOSAL #9: Approve to determine the attendance fees        ISSUER             NO              N/A                  N/A

 for Members of the Board of Directors and the fees

of the Auditors

PROPOSAL #10: Approve the profit distribution for the        ISSUER             NO              N/A                  N/A

 year 2009

PROPOSAL #11: Approve to submit the Profit                          ISSUER             NO              N/A                  N/A

Distribution Policy of the bank for 2010 and

forthcoming years to the shareholders' knowledge

according to the Corporate Governance Principles

PROPOSAL #12: Approve to submit the disclosure policy        ISSUER             NO              N/A                  N/A

 of the bank in accordance with the Corporate

Governance Principles

PROPOSAL #13: Approve to submit the donations made by        ISSUER             NO              N/A                  N/A

 the bank in 2009 to the foundations and

associations, which are subject to tax exemption,

with the AIM of social relief to the shareholders'

PROPOSAL #14: Ratify the Independent External                     ISSUER             NO              N/A                  N/A

Auditing Company elected for auditing the 2010

financial statements in line with the requirement of

the regulation issued by the capital markets board on

 capital market Independent External Audit

PROPOSAL #15: Approve to grant permission to the                ISSUER             NO              N/A                  N/A

Members of the Board of Directors for the

transactions specified in Articles 334 and 335 of the

 Turkish Commercial Code, and Article 32 of this

resolution 2 of the Articles of Association of the

PROPOSAL #16: Authorize the Chairmanship to sign the         ISSUER             NO              N/A                  N/A

minutes of the assembly

PROPOSAL #17: Wishes and suggestions                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YOUNG FAST OPTOELECTRONICS CO LTD

  TICKER:                  N/A                 CUSIP:   Y98498101

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 10 per share [New]

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.5: Election of Hold-Key Electric Wire &          ISSUER            YES         AGAINST           AGAINST

Cable Co., Ltd. [Shareholder No/ID: 560] as a

Supervisor

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YTL CORP BHD

  TICKER:                  N/A                 CUSIP:   Y98610101

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the FYE 30 JUN 2009 together with the

reports of the Directors and the Auditors thereon

PROPOSAL #2.: Approve to sanction the declaration of         ISSUER            YES             FOR                  FOR

a final dividend of 15% gross less Malaysian Income

Tax in respect of the FYE 30 JUN 2009

PROPOSAL #3.: Re-elect Tan Sri Dato' (Dr) Francis              ISSUER            YES             FOR                  FOR

Yeoh Sock Ping as a Director, who retires pursuant to

 Article 84 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Dato' Sri Michael Yeoh Sock            ISSUER            YES             FOR                  FOR

Siong as a Director, who retires pursuant to Article

84 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Dato' Yeoh Soo Keng as a                 ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 84 of the

Company's Articles of Association

PROPOSAL #6.: Re-appoint Tan Sri Dato' Seri (Dr) Yeoh        ISSUER            YES             FOR                  FOR

 Tiong Lay as a Director of the Company, until the

next AGM, who retires pursuant to Section 129(6) of

the Companies Act, 1965

PROPOSAL #7.: Re-appoint Dato' (Dr) Yahya Bin Ismail         ISSUER            YES             FOR                  FOR

as a Director of the Company, until the next AGM, who

 retires pursuant to Section 129(6) of the Companies

Act, 1965

PROPOSAL #8.: Re-appoint Mej Jen Dato' Haron Bin Mohd        ISSUER            YES             FOR                  FOR

 Taib (B), as a Director of the Company, until the

next AGM, who retires pursuant to Section 129(6) of

the Companies Act, 1965

PROPOSAL #9.: Re-appoint Eu Peng Meng @ Leslie Eu as         ISSUER            YES             FOR                  FOR

a Director of the Company, until the next AGM, who

retires pursuant to Section 129(6) of the Companies

Act 1965

PROPOSAL #10.: Approve the payment of the Directors'         ISSUER            YES             FOR                  FOR

fees amounting to MYR 278,000 for the FYE 30 JUN 2009

PROPOSAL #11.: Re-appoint the Auditors and authorize         ISSUER            YES             FOR                  FOR

the Directors to fix their remuneration

PROPOSAL #12.: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965, to allot and

 issue shares in the Company at any time until the

conclusion of the next AGM and upon such terms and

conditions and for such purposes as the Directors

may, in their absolute discretion, deem fit provided

that the aggregate number of shares to be issued does

 not exceed 10% of the issued and paid-up share

capital of the Company for the time being and to

obtain the approval for the listing of and quotation

for the additional shares so issued on Bursa Malaysia

 Securities Berhad

PROPOSAL #13.: Authorize the Company, subject to the         ISSUER            YES             FOR                  FOR

Company's compliance with all applicable rules,

regulations, orders and guidelines made pursuant to

the Companies Act, 1965, the provisions of the

Company's Memorandum and Articles of Association and

the Main Market Listing Requirements of Bursa

Malaysia Securities Berhad ['Bursa Securities'] and

the approvals of all relevant authorities, to the

fullest extent permitted by law, to buy-back and/or

hold from time to time and at any time such amount of

 ordinary shares of MYR 0.50 each in the Company as

may be determined by the Directors of the Company

from time to time through Bursa Securities upon such

terms and conditions as the Directors may deem fit

and expedient in the interests of the Company ['the

Proposed Share Buy-Back'] provided that: i) the

maximum number of shares which may be purchased

and/or held by the Company at any point of time

pursuant to the Proposed Share Buy-Back shall not

exceed 10% of the total issued and paid-up share

capital of the Company for the time being quoted on

Bursa Securities provided always that in the event

that the Company ceases to hold all or any part of

such shares as a result of, amongst others,

cancellation of shares, sale of shares on the market

of Bursa Securities or distribution of treasury

shares to shareholders as dividend in respect of

shares bought back under the previous shareholders'

mandate for share buy-back which was obtained at the

AGM held on 02 DEC 2008, the Company shall be

entitled to further purchase and/or hold such

additional number of shares as shall [in aggregate

with the shares then still held by the Company] not

exceed 10% of the total issued and paid-up share

capital of the Company for the time being quoted on

Bursa Securities; ii) the maximum amount of funds to

be allocated by the Company pursuant to the Proposed

Share Buy-Back shall not exceed the sum of Retained

Profits and the Share Premium Account of the Company

based on its latest audited financial statements

available up to the date of a transaction pursuant to

 the Proposed Share Buy-Back, as at 30 JUN 2009, the

audited Retained Profits and Share Premium Account of

 the Company were MYR 2,980,891,000 and MYR

1,503,558,000 respectively; and iii) the shares

purchased by the Company pursuant to the Proposed

Share Buy-Back may be dealt with by the Directors in

all or any of the following manner: a) the shares so

purchased may be cancelled and/or b) the shares so

purchased may be retained in treasury for

distribution as dividend to the shareholders and/or

resold on the market of Bursa Securities and/or

subsequently cancelled; and/or c) part of the shares

so purchased may be retained as treasury shares with

the remainder being cancelled; [Authority expires the

 earlier of the conclusion of the next AGM of the

Company or the expiry of the period within which the

next AGM is required by Law to be held]; and

authorize the Directors of the Company to take all

PROPOSAL #14.: Authorize the Company and/or its                 ISSUER            YES             FOR                  FOR

subsidiaries to enter into recurrent related party

transactions from time to time with Related parties

who may be a Director, a major shareholder of the

Company and/or its subsidiaries or a person connected

 with such a Director or a major shareholder, as

specified in Section 2.1.2 as specified subject to

the following: i) the transactions are of a revenue

or trading in nature which are necessary for the day-

to-day operations of the Company and/or its

subsidiaries and are transacted on terms consistent

or comparable with market or normal trade practices

and/or based on normal commercial terms and on terms

not more favorable to the related parties than those

generally available to the public and are not to the

detriment of the minority shareholders; and ii)

disclosure is made in the annual report of the

aggregate value of transactions conducted during the

FY pursuant to the shareholders' mandate in

accordance with the main market Listing Requirements

of Bursa Malaysia Securities Berhad; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiry of the period within

which the next AGM is required to be held pursuant to

 Section 143(1) of the Companies Act, 1965 [the Act]

[but shall not extend to such extension as may be

allowed pursuant to Section 143(2) of the Act]; and

authorize the Directors of the Company to complete

and do such acts and things as they may consider

expedient or necessary to give full effect to the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YTL CORP BHD

  TICKER:                  N/A                 CUSIP:   Y98610101

  MEETING DATE:      2/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Company, subject to all            ISSUER            YES             FOR                  FOR

relevant authorities: (i) to issue up to USD 400

million nominal values of the  Bonds, via YTL SPV,

with a coupon rate and/or yield to maturity to be

determined, which will be guaranteed by the Company

and that the Bonds shall be exchangeable into new

ordinary shares of MYR 0.50 each in YTL Corp  YTL

Corp Shares  at an exchange price to be determined,

subject to further  terms and conditions as the

Directors may determine and as provided in the trust

deed to be entered into by YTL SPV, the Company and

the Trustee for the Bonds  Trust Deed  and/or such

other document to be entered into constituting the

Bonds; (ii) to allot and issue such appropriate

number of new YTL Corp Shares, credited as fully

paid-up, to or to the order of the holders of the

Bonds which are required to be issued upon the

exchange of the bonds into new YTL Corp shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YTL POWER INTERNATIONAL BHD

  TICKER:                  N/A                 CUSIP:   Y9861K107

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the FYE 30 JUN 2009 together with the

Reports of the Directors and Auditors thereon

PROPOSAL #2.: Approve to sanction the declaration of         ISSUER            YES             FOR                  FOR

a final dividend of 3.75% single tier in respect of

the FYE 30 JUN 2009

PROPOSAL #3.: Re-elect Tan Sri Dato' (Dr) Francis              ISSUER            YES             FOR                  FOR

Yeoh Sock Ping as a Director, who retires pursuant to

 Article 84 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Dato' Yeoh Soo Min as a                   ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 84 of the

Company's Articles of Association

PROPOSAL #5.: Re-elect Dato' Yeoh Soo Keng as a                 ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 84 of the

Company's Articles of Association

PROPOSAL #6.: Re-elect Tan Sri Datuk Dr. Aris Bin              ISSUER            YES             FOR                  FOR

Osman @ Othman, who retires pursuant to Paragraph

7.26(2) of the Main Market Listing Requirements of

Bursa Malaysia Securities Berhad

PROPOSAL #7.: Re-appoint Tan Sri Dato' Seri (Dr.)              ISSUER            YES             FOR                  FOR

Yeoh Tiong Lay as a Director of the Company to hold

office until the next AGM, who is retiring pursuant

to Section 129(6) of the Companies Act, 1965

PROPOSAL #8.: Re-elect Dato' (Dr.) Yahya Bin Ismail          ISSUER            YES             FOR                  FOR

as a Director of the Company to hold office until the

 next AGM, who is retiring pursuant to Section 129(6)

 of the Companies Act, 1965

PROPOSAL #9.: Re-appoint Mej Jen Dato' Haron Bin Mohd        ISSUER            YES             FOR                  FOR

 Taib (B) as a Director of the Company to hold office

 until the next AGM, who is retiring pursuant to

Section 129(6) of the Companies Act, 1965

PROPOSAL #10.: Approve the payment of Directors' fees        ISSUER            YES             FOR                  FOR

 amounting to MYR 372,500 for the FYE 30 JUN 2009

PROPOSAL #11.: Re-appoint the Auditors and authorize         ISSUER            YES             FOR                  FOR

the Directors to fix their remuneration

PROPOSAL #12.: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965, to allot and

 issue shares in the Company, at any time until the

conclusion of the next AGM, and upon such terms and

conditions and for such purposes as the Directors

may, in their absolute discretion, deem fit provided

that the aggregate number of shares to be issued does

 not exceed 10% of the issued and paid-up share

capital of the Company for the time being and to

obtain the approval for the listing of and quotation

for the additional shares so issued on Bursa Malaysia

 Securities Berhad

PROPOSAL #13.: Authorize the Company, subject to the         ISSUER            YES             FOR                  FOR

Company's compliance with all applicable rules,

regulations, orders and guidelines made pursuant to

the Companies Act, 1965, the provisions of the

Company's Memorandum and Articles of Association and

the Main Market Listing Requirements ('Main LR') of

Bursa Malaysia Securities Berhad ('Bursa Securities')

 and the approvals of all relevant authorities, to

the fullest extent permitted by law, to buy-back

and/or hold from time to time and at any time such

amount of ordinary shares of MYR 0.50 each in the

Company as may be determined by the Directors of the

Company from time to time through Bursa Securities

upon such terms and conditions as the Directors may

deem fit and expedient in the interests of the

Company ('the Proposed Share Buy-Back') provided

that: the maximum number of shares which may be

purchased and/or held by the Company at any point of

time pursuant to the Proposed Share Buy-Back shall

not exceed 10% of the total issued and paid-up share

capital of the Company for the time being quoted on

Bursa Securities provided always that in the event

that the Company ceases to hold all or any part of

such shares as a result of, amongst others,

cancellation of shares, sale of shares on the market

of Bursa Securities or distribution of treasury

shares to shareholders as dividend in respect of

shares bought back under the previous shareholders'

mandate for share buy-back which was obtained at the

AGM held on 02 Dec 2008, the Company shall be

entitled to further purchase and/or hold such

additional number of shares as shall (in aggregate

with the shares then still held by the Company) not

exceed 10% of the total issued and paid-up share

capital of the Company for the time being quoted on

Bursa Securities; the maximum amount of funds to be

allocated by the Company pursuant to the Proposed

Share Buy-Back shall not exceed the sum of retained

profits and the Share Premium Account of the Company

based on its latest audited financial statements

available up to the date of a transaction pursuant to

 the Proposed Share Buy-Back; as at 30 JUN 2009, the

audited Retained Profits and Share Premium Account of

 the Company were MYR 2,228,020,000 and MYR

1,774,814,000 respectively; and the shares purchased

by the Company pursuant to the Proposed Share Buy-

Back may be dealt with by the Directors in all or any

 of the following manner:- a) the shares so purchased

 may be cancelled; and/or b) the shares so purchased

may be retained in treasury for distribution as

dividend to the shareholders and/or resold on the

market of Bursa Securities and/or subsequently

cancelled; and/or c) part of the shares so purchased

may be retained as treasury shares with the remainder

 being cancelled; [Authority expires at the earlier

of the conclusion of the next AGM of the Company or

the expiry of the period within which the next AGM is

 required by law to be held] unless revoked or varied

 by ordinary resolution of the shareholders of the

PROPOSAL #14.: Authorize the Company and/or its                 ISSUER            YES             FOR                  FOR

subsidiaries to enter into recurrent related party

transactions from time to time with Related Parties

who may be a Director, a major shareholder of the

Company and/or its subsidiaries or a person connected

 with such a Director or major shareholder, as

specified in Section 2.1.2 (a) & (b) of the Circular

to Shareholders dated 09 NOV 2009 subject to the

following: i) the transactions are of a revenue or

trading in nature which are necessary for the day-to-

day operations of the Company and/or its subsidiaries

 and are transacted on terms consistent or comparable

 with market or normal trade practices and/or based

on normal commercial terms and on terms not more

favorable to the Related Parties than those generally

 available to the public and are not to the detriment

 of the minority shareholders; and ii) disclosure is

made in the annual report of the aggregate value of

transactions conducted during the FY pursuant to the

shareholders' mandate in accordance with the Main

Market Listing Requirements of Bursa Malaysia

Securities Berhad; [Authority expires at the earlier

of the conclusion of the next AGM of the Company or

the expiry of the period within which the next AGM is

 required to be held pursuant to Section 143(1) of

the Companies Act, 1965 (the 'Act') (but shall not

extend to such extension as may be allowed pursuant

to Section 143(2) of the Act)]; and authorize the

Directors of the Company to complete and do such acts

 and things as they may consider expedient or

necessary to give full effect to the shareholders'

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YUANTA FINANCIAL HOLDING CO LTD

  TICKER:                  N/A                 CUSIP:   Y2169H108

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the Rules of Board                 ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #A.4: The status of the code of conduct                ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of treasury stocks                       ISSUER             NO              N/A                  N/A

transferring

PROPOSAL #A.6: The establishment of buyback treasury         ISSUER             NO              N/A                  N/A

stocks and conditions of transferring to employees

PROPOSAL #A.7: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Receive the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit Distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.9 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B41.1: Election of Ching Chang Yen as a              ISSUER            YES             FOR                  FOR

Chairman  Shareholder No. 366956

PROPOSAL #B42.1: Election of Willian Seetoo as the            ISSUER            YES             FOR                  FOR

Independent Director  ID No. A100862681

PROPOSAL #B42.2: Election of Chao Lin Yang as the              ISSUER            YES             FOR                  FOR

Independent Director  ID No. Q100320341

PROPOSAL #B42.3: Election of Cheng Ji Lin as the                ISSUER            YES             FOR                  FOR

Independent Director  ID No. B101447429

PROPOSAL #B42.4: Election of Ling Long Shen as the            ISSUER            YES             FOR                  FOR

Independent Director  ID No. X100005317

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YUHAN CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y9873D109

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 87th B/S, I/S and the                 ISSUER            YES             FOR                  FOR

proposed disposition of retained earning

PROPOSAL #2.: Approve the partial amendment to                   ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3.: Elect Sooneok Hong as a  Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #5.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YULON MOTOR CO LTD

  TICKER:                  N/A                 CUSIP:   Y9870K106

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: 2009 business operations                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: 2009 audited reports                                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the distribution of 2009                 ISSUER            YES             FOR                  FOR

profits: Cash Dividend TWD 0.3495 per share

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.5: Approve to revise the procedures for          ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #B.6: Election of Directors and Supervisors         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Extemporary motions                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZEE ENTERTAINMENT ENTERPRISES LIMITED

  TICKER:                  N/A                 CUSIP:   Y98893152

  MEETING DATE:      8/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009, the profit & loss

account of the Company for the FYE on that date and

the reports of the Auditors and Directors thereon

PROPOSAL #2.: Declare dividend on equity shares for          ISSUER            YES             FOR                  FOR

the FYE 31 MAR 2009

PROPOSAL #3.: Re-appoint Mr. Subhash Chandra as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. B. K. Syngal as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Dr. M. Y. Khan as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. MGB & Co., Chartered                 ISSUER            YES             FOR                  FOR

Accountants, Mumbai as the Auditors of the Company to

 hold such office from the conclusion of this meeting

 until the conclusion of the next AGM at a

remuneration to be determined by the Board of

Directors of the Company

PROPOSAL #S.7: Approve, pursuant to Section 163 and          ISSUER            YES             FOR                  FOR

other applicable provisions, if any, of the Companies

 Act, 1956 [the Act], to maintain the Register &

Index of Members, Register & Index of Debenture

holders, if any, share and/or Debenture Transfer

Register, and copies of all annual returns prepared

under Section 159 of the Act, together with copies of

 certificates and documents required to be annexed

thereto under Section 161 of the Act or any one or

more of them, at the offices of the Company's

Registrar and Share Transfer Agents M/s. Sharepro

Services [India] Private Limited, at 13AB, Samhita

Warehousing Complex, second floor, Sakinaka Telephone

 Exchange Lane, off Andheri Kurla Road, Sakinaka,

Andheri [East], Mumbai -400072 and/or at 912, Raheja

Centre, Free Press Journal Road, Nariman Point,

Mumbai - 400 021, instead of the registered office of

PROPOSAL #S.8: Authorize the Board, in accordance              ISSUER            YES             FOR                  FOR

with the provisions of Section 81(1A), and other

applicable provisions, if any, of the Companies Act,

1956 ['the Act'], the provisions contained in the

Securities and Exchange Board of India (employee

stock option scheme and employee stock purchase

scheme) Guidelines, 1999 [the 'SEBI Guidelines'] or

any statutory modification(s) or re-enactment of the

Act or the SEBI Guidelines, the Articles of

Association of the Company and the Listing Agreements

 entered into by the Company with the Stock Exchanges

 where the securities of the Company are listed and

subject to such other approval(s), permission(s) and

sanction(s) as may be necessary, consent of the

Company, to introduce and implement an employee stock

 option scheme ['ZEEL-ESOP 2009' or 'the scheme'],

and to grant offer, issue and allot in one or more

tranches at any time to or to the benefit of such

employees of the Company and Directors of the

Company, whether Whole-time Directors or otherwise,

as may be decided by the Board, options under ZEEL

ESOP-2009 exercisable & convertible into equity

shares of the Company not exceeding in the aggregate

5% of the issued, subscribed and paid-up capital of

the Company as, on 31 MAR 2009 that is up to

21,700,355 equity Shares of INR 1 each of the Company

 [or such other adjusted number of shares for any

bonus, consolidation or other re-organization of the

capital structure of the Company as may be applicable

 from time to time], at such price, in such manner,

during such period and on such terms and conditions

as may be determined by the Board in accordance with

the SEBI Guidelines or any other applicable

provisions as may be prevailing at that time;

authorize the Board to formulate, evolve, decide upon

 and bring into effect the scheme on such terms and

conditions as specified in the terms and conditions

of the Scheme from time to time including but not

limited to amendments with respect to vesting

period/schedule, exercise price/period, eligibility

criteria or to suspend, withdraw, terminate or revise

 the scheme; the Non-Executive Directors of the

Company including Independent Directors, be granted

up to a maximum of 200,000 options per annum and up

to a maximum of 1,000,000 options in the aggregate

under the scheme; the securities may be allotted in

accordance with the scheme either directly or through

 a trust which may be set up in any permissible

manner and that the scheme may also envisage for

providing any financial assistance to the trust to

enable to acquire, purchase or subscribe to the

securities of the Company; any new equity shares to

be issued and allotted upon exercise of options from

time to time under ZEEL ESOP 2009 shall rank

paripassu inter se in all respects with the then

existing equity shares of the Company; to take

requisite steps for listing of the securities

allotted under ZEEL ESOP-2009 on the stock exchanges

where the securities of the Company are listed; and

for the purpose of giving effect to this resolution,

PROPOSAL #S.9: Approve to extend the benefits of                ISSUER            YES             FOR                  FOR

Employees Stock Option Scheme, 'ZEEL ESOP 2009'

proposed under Resolution No. 8 to the employee

and/or Director of any present and future

subsidiary/holding companies of the companies, on

such terms and conditions as may be decided by the

Board Directors of the Company

PROPOSAL #S.10: Amend, pursuant to provisions of                ISSUER            YES         AGAINST           AGAINST

Section 31 and other applicable provisions, if any,

of the Companies Act, 1956 [including any amendment

or re-enactment thereof], the Articles of Association

 by substituting the existing Article 95 as

specified, by inserting a new Article 7A after

Article 7, by inserting a new Article 7B after

Article 7A as specified

PROPOSAL #11.: Approve, in accordance with the                   ISSUER            YES             FOR                  FOR

provisions of Sections 16, 94 and other applicable

provisions, if any, of the Companies Act, 1956, to

re-organize/alter the authorized capital of the

Company by converting the existing un-issued

cumulative redeemable preference shares into equity

shares, resulting in the alteration of Capital Clause

 from INR 75,00,00,000 divided into 50,00,00,000

equity shares of INR 1 each and 25,00,000 cumulative

redeemable preference shares of INR 100 each to INR

75,00,00,000 divided into 75,00,00,000 equity shares

of INR 1 each and in consequence thereof, amend the

existing Clause V of the Memorandum of Association of

 the Company relating to share capital as specified

PROPOSAL #S.12: Amend, pursuant to Section 31 and              ISSUER            YES             FOR                  FOR

other applicable provisions, if any, of the Companies

 Act, 1956, consequent to re-organization/alteration

of capital clause of Memorandum of Association of the

 Company by converting existing un-issued cumulative

redeemable preference shares into equity shares, the

existing Article 3(a) of the Articles of Association

of the Company as specified

PROPOSAL #13.: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 269, 309 read with Schedule XIII and

other applicable provisions, if any, of the Companies

 Act, 1956, and in partial modification of the

Members resolution dated 28 SEP 2005, consequent to

the appointment as the Chief Executive Officer of the

 Company, to increase the remuneration and

perquisites payable to Mr. Punit Goenka as Whole-time

 Director & Chief Executive Officer as specified; the

 aggregate of salary, perquisites and allowances of

Mr. Punit Goenka, Whole-time Director & Chief

Executive Officer in any one FY shall not exceed the

limits prescribed under Sections 198,309 and other

applicable provisions of the Companies Act 1956 read

with Schedule XIII to the said Act as amended from

time to time; in the event of loss or inadequacy of

profit in any FY during the currency of tenure of

services of the Mr. Punit Goenka, Whole time Director

 & Chief Executive Officer, the payment of salary,

perquisites and other allowances shall be governed by

 the limits prescribed under Section II of Part II of

 Schedule XIII of the Companies Act, 1956; authorize

the Board or any committee and in its absolute

discretion and from time to time, to fix, within the

revised range stated in explanatory statement, the

salary and the performance bonus or other

PROPOSAL #S.14: Approve, pursuant the provisions of          ISSUER            YES             FOR                  FOR

Section 314 and other applicable provisions, if any,

of the Companies Act, 1956, the re-appointment of,

and consequent holding of office or place of profit

by Mr. Subhash Chandra, Chairman and Non-Executive

Director of the Company, as Chief Executive Officer

of Asia TV Limited, UK, a wholly owned foreign

subsidiary of the Company for a period of 3 years

with effect from 01 APR 2009, on such remuneration

and other terms, [including any increase or

modification in remuneration during the period of

appointment as may be approved by Asia TV Limited,

UK, from time to time] as specified; authorize the

Board of Directors of the Company to agree to, accept

 and approve any subsequent changes to the terms and

conditions of the said appointment of Mr. Subhash

Chandra as Chief Executive Officer of Asia TV

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZEE ENTERTAINMENT ENTERPRISES LIMITED

  TICKER:                  N/A                 CUSIP:   Y98893152

  MEETING DATE:      12/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without                                 ISSUER            YES             FOR                  FOR

modification[s], the proposed arrangement embodied in

 the Scheme of Arrangement between Zee News Limited

and Zee Entertainment Enterprises Limited and their

respective Shareholders and Creditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZEE ENTERTAINMENT ENTERPRISES LIMITED

  TICKER:                  N/A                 CUSIP:   Y98893152

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, with or without modifications,         ISSUER            YES             FOR                  FOR

the proposed arrangement embodied in the composite

scheme of amalgamation and arrangement between ETC

networks limited, Zee Entertainment Enterprises

Limited, Zee Learn Limited and their respective

shareholders and creditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZHEJIANG EXPRESSWAY CO LTD

  TICKER:                  N/A                 CUSIP:   Y9891F102

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and declare, an interim                     ISSUER            YES             FOR                  FOR

dividend of RMB 6 cents per share in respect of the 6

 months ended 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZHEJIANG EXPWY CO LTD

  TICKER:                  N/A                 CUSIP:   Y9891F102

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Directors for         ISSUER            YES             FOR                  FOR

the year 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee for the year 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 for the year 2009

PROPOSAL #4: Approve the final dividend of RMB 25              ISSUER            YES             FOR                  FOR

cents per share in respect of the YE 31 DEC 2009

PROPOSAL #5: Approve the final accounts for the year         ISSUER            YES             FOR                  FOR

2009 and the financial budget for the year 2010

PROPOSAL #6: Approve the re-appointment of Deloitte          ISSUER            YES             FOR                  FOR

Touche Tohmatsu Certified Public Accountants Hong

Kong as the Hong Kong Auditors of the Company, and

authorize the Board of Directors of the Company to

fix their remuneration

PROPOSAL #7: Approve the re-appointment of Pan China         ISSUER            YES             FOR                  FOR

Certified Public Accountants as the PRC Auditors of

the Company, and authorize the Board of Directors of

the Company to fix their remuneration.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE

  TICKER:                  N/A                 CUSIP:   Y9892H107

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the issue of medium-term notes        ISSUER            YES             FOR                  FOR

 and short-term notes and authorize the Board of

Directors a general and unconditional mandate for the

 issue arrangement of medium-term notes and short-

term notes, to issue medium-term notes and short-term

 notes with a total aggregate principal amount not

exceeding RMB 7.5 billion [RMB 7.5 billion included]

within the validity period of the mandate

PROPOSAL #S.2: Approve the proposed amendments to the        ISSUER            YES             FOR                  FOR

 Articles of Association of the Company, and

authorize the Board of Directors to do all

applications, filings and registrations with the

relevant authorities as necessary in respect of the

amendments to the Articles of Association

PROPOSAL #3.1: Elect Mr. Chen Jinghe as a Director of        ISSUER            YES             FOR                  FOR

 the fourth Board of Directors of the Company

PROPOSAL #3.2: Elect Mr. Luo Yingnan as a Director of        ISSUER            YES             FOR                  FOR

 the fourth Board of Directors of the Company

PROPOSAL #3.3: Elect Mr. Liu Xiaochu as a Director of        ISSUER            YES             FOR                  FOR

 the fourth Board of Directors of the Company

PROPOSAL #3.4: Elect Mr. Lan Fusheng as a Director of        ISSUER            YES             FOR                  FOR

 the fourth Board of Directors of the Company

PROPOSAL #3.5: Elect Mr. Huang Xiaodong as a Director        ISSUER            YES             FOR                  FOR

 of the fourth Board of Directors of the Company

PROPOSAL #3.6: Elect Mr. Zou Laichang as a Director          ISSUER            YES             FOR                  FOR

of the fourth Board of Directors of the Company

PROPOSAL #3.7: Elect Mr. Peng Jiaqing as a Director          ISSUER            YES             FOR                  FOR

of the fourth Board of Directors of the Company

PROPOSAL #3.8: Elect Mr. Su Congfu as a Director of          ISSUER            YES             FOR                  FOR

the fourth Board of Directors of the Company

PROPOSAL #3.9: Elect Mr. Chen Yuchuan as a Director          ISSUER            YES             FOR                  FOR

of the fourth Board of Directors of the Company

PROPOSAL #3.10: Elect Mr. Lin Yongjing as a Director         ISSUER            YES             FOR                  FOR

of the fourth Board of Directors of the Company

PROPOSAL #3.11: Elect Mr. Wang Xiaojun as a Director         ISSUER            YES             FOR                  FOR

of the fourth Board of Directors of the Company

PROPOSAL #4.1: Elect Mr. Lin Shuiqing as a Supervisor        ISSUER            YES             FOR                  FOR

 of the Company of the fourth Supervisory Committee

of the Company

PROPOSAL #4.2: Elect Mr. Xu Qiang as a Supervisor of         ISSUER            YES             FOR                  FOR

the Company of the fourth Supervisory Committee of

the Company

PROPOSAL #4.3: Elect Mr. Lin Xinxi as a Supervisor of        ISSUER            YES             FOR                  FOR

 the Company of the fourth Supervisory Committee of

the Company

PROPOSAL #5.: Approve to review the remunerations              ISSUER            YES             FOR                  FOR

proposal of Directors and Supervisors of the fourth

term of Board of Directors and Supervisory Committee;

 authorize the Board of Directors to enter into

service contracts and/or appointment letters with

each of the newly elected Directors and supervisors

respectively subject to such terms and conditions as

the Board of Directors shall think fit and to do all

such acts and things and handle all other related

matters as necessary

PROPOSAL #6.: Approve the proposal of participation          ISSUER            YES             FOR                  FOR

in the bid of 50% shares transfer of Zijin Copper and

 authorize the Board of Directors to sign the

subsequent related documents and handle all the

matters as necessary [including but not limited to,

all applications, filings and registrations with the

relevant authorities]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE

  TICKER:                  N/A                 CUSIP:   Y9892H107

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                ISSUER             NO              N/A                  N/A

Directors of the Company for 2009

PROPOSAL #2.: Approve the report of the Independent          ISSUER             NO              N/A                  N/A

Directors of the Company for 2009

PROPOSAL #3.: Approve the report of Supervisory                 ISSUER             NO              N/A                  N/A

Committee of the Company for 2009

PROPOSAL #4.: Approve the financial report for the YE        ISSUER             NO              N/A                  N/A

 31 DEC 2009

PROPOSAL #5.: Approve the Company's 2009 annual                 ISSUER             NO              N/A                  N/A

report and its summary report

PROPOSAL #6.: Approve the profit distribution                     ISSUER             NO              N/A                  N/A

proposal of the Company for the YE 31 DEC 2009

PROPOSAL #7.: Approve the remunerations of the                   ISSUER             NO              N/A                  N/A

Directors and Supervisors of the Company for the YE

31 DEC 2009

PROPOSAL #8.: Re-appointment of Ernst & Young Hua              ISSUER             NO              N/A                  N/A

Ming and Ernst & Young as the Company's domestic and

International Auditors respectively for the YE 31 DEC

 2010, and authorize the Board of Directors to

determine their remuneration

PROPOSAL #9.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

make the donation decisions with a total aggregate

annual amount not exceeding 6% of the Company's total

 net profit of the year, and to report the execution

of the donation in the AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZTE CORP

  TICKER:                  N/A                 CUSIP:   Y0004F105

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Mr. Hou Weigui as a Non-           ISSUER            YES             FOR                  FOR

Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #1.2: Election of Mr. Xie Weiliang as a Non-        ISSUER            YES             FOR                  FOR

Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #1.3: Election of Mr. Lei Fanpei as a Non-           ISSUER            YES             FOR                  FOR

Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #1.4: Election of Mr. Zhang Junchao as a              ISSUER            YES             FOR                  FOR

Non-Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #1.5: Election of Mr. Wang Zhanchen as a              ISSUER            YES             FOR                  FOR

Non-Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #1.6: Election of Mr. Dong Lianbo as a Non-         ISSUER            YES             FOR                  FOR

Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #1.7: Election of Mr. Yin Yimin as a Non-             ISSUER            YES             FOR                  FOR

independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #1.8: Election of Mr. Shi Lirong as a Non-           ISSUER            YES             FOR                  FOR

Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #1.9: Election of Mr. He Shiyou as a Non-             ISSUER            YES             FOR                  FOR

Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #1.10: Election of Mr. Li Jin as an                       ISSUER            YES             FOR                  FOR

Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 JUN 2010

PROPOSAL #1.11: Election of Ms. Qu Xiaohui as an                ISSUER            YES             FOR                  FOR

Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #1.12: Election of Mr. Wei Wei as an                     ISSUER            YES             FOR                  FOR

Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #1.13: Election of Mr. Chen Naiwei as an              ISSUER            YES             FOR                  FOR

Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #1.14: Election of Mr. Tan Zhenhui as an              ISSUER            YES             FOR                  FOR

Independent Director of the Fifth Session of the

Board of Directors of the Company for a term

commencing on 30 MAR 2010 and ending on 29 MAR 2013

PROPOSAL #2.1: Election of Ms. Wang Yan as a                       ISSUER            YES             FOR                  FOR

Shareholders' Representative Supervisor of the Fifth

Session of the Supervisory Committee of the Company

for a term commencing on 30 MAR 2010 and ending on 29

 MAR 2013

PROPOSAL #2.2: Election of Ms. Xu Weiyan as a                     ISSUER            YES             FOR                  FOR

Shareholders' Representative Supervisor of the Fifth

Session of the Supervisory Committee of the Company

for a term commencing on 30 MAR 2010 and ending on 29

 MAR 2013

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZTE CORP

  TICKER:                  N/A                 CUSIP:   Y0004F105

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements for the        ISSUER            YES             FOR                  FOR

 year ending 31 DEC 2009 audited by the PRC and Hong

Kong Auditors

PROPOSAL #2: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for the year ending 31 DEC

2009

PROPOSAL #3: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the year ending 31 DEC

2009

PROPOSAL #4: Approve the report of the President of          ISSUER            YES             FOR                  FOR

the Company for the year ending 31 DEC 2009

PROPOSAL #5: Approve the final financial accounts of         ISSUER            YES             FOR                  FOR

the Company for the year ending 31 DEC 2009

PROPOSAL #6: Approve the resolution on the proposed          ISSUER            YES         AGAINST           AGAINST

application by the Company to Bank of China Limited

[Shenzhen Branch] for a RMB 24.9 billion composite

credit facility

PROPOSAL #7.1: Re-appointment of Ernst & Young Hua            ISSUER            YES             FOR                  FOR

Ming as the PRC Auditors of the Company for 2010 and

a proposal be made to the 2009 AGM to authorize the

Board of Directors to determine the audit fees of

Ernst & Young Hua Ming for 2010 based on the specific

 audit work to be conducted

PROPOSAL #7.2: Re-appointment of Ernst & Young as the        ISSUER            YES             FOR                  FOR

 Hong Kong Auditors of the Company for 2010 and a

proposal be made to the 2009 AGM to authorize the

Board of Directors to determine the audit fees of

Ernst & Young for 2010 based on the specific audit

work to be conducted

PROPOSAL #8: Election of Mr. Timothy Alexander                   ISSUER            YES             FOR                  FOR

Steinert as an Independent Director of the fifth

session of the Board of Directors of the Company for

a term commencing on 30 JUN 2010 and ending on 29 MAR

 2013

PROPOSAL #9: Approve the resolution on the adjustment        ISSUER            YES             FOR                  FOR

 of the allowance granted to Independent Directors

PROPOSAL #10: Approve the resolution on the                        ISSUER            YES             FOR                  FOR

application for the 2010 investment quota for fixed-

income derivatives

PROPOSAL #S.11: Approve the proposals of profit                 ISSUER            YES         AGAINST           AGAINST

distribution and capitalization from capital reserves

 of the Company for 2009

PROPOSAL #S.12: Approve the resolution on the general        ISSUER            YES             FOR                  FOR

 mandate for 2010 to be granted to the Company

PROPOSAL #S13.1: Approve the amendment of the                     ISSUER            YES             FOR                  FOR

relevant terms of Article 24 and Article 27 in

Chapter 3 of the Articles of Association

corresponding to the change in the total share

capital of the Company [following the registration of

 the Subject Shares under the Phase I Share Incentive

 Scheme with China Securities Depository and Clearing

 Company Limited, Shenzhen Branch, the issue of

additional H shares and the exercise of A share

warrants attached to the Bonds cum Warrants issued in

PROPOSAL #S13.2: Authorize the Board of Directors to         ISSUER            YES             FOR                  FOR

amend the Articles of Association and process

registration of changes in registered capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZTE CORPORATION

  TICKER:                  N/A                 CUSIP:   Y0004F105

  MEETING DATE:      12/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the specific system for the              ISSUER            YES             FOR                  FOR

selection and appointment of Accountants' firms of

ZTE Corporation, with a view to standardizing the

selection and appointment of Accountants' firm for

the auditing of periodic financial statements

prepared in accordance with the PRC Accounting

Standards for Business Enterprises and the auditing

of significant asset restructuring, offering genuine

protection for shareholders' interests and enhancing

the quality of financial information

PROPOSAL #2.: Approve the 2010-2012 Framework                     ISSUER            YES             FOR                  FOR

Purchase Agreement proposed to be entered into

between Company subsidiary ZTE Kangxun Telecom

Company Limited [''ZTE Kangxun''] on the one hand and

 connected parties Shenzhen Zhongxingxin

Telecommunications Equipment Company, Limited,

Shenzhen Zhongxing Xindi Telecommunications Equipment

 Company, Limited, Shenzhen Zhongxing Xinyu FPC

Company, Limited and Zhongxing Xinzhou Complete

Equipment Co., Ltd. on the other, in relation to the

purchase of cases, cabinets, distribution frames,

flexible printed circuit boards and shelters, with

estimated maximum accumulated transaction amounts

[excluding VAT] as follows: RMB 1,000 million for

2010, RMB 1,300 million for 2011 and RMB 1,690

PROPOSAL #3.: Approve the Provision of Performance            ISSUER            YES             FOR                  FOR

Guarantee for Wholly-owned Subsidiary ZTE Telecom

India Private Limited, whereby the guarantee would be

 provided on behalf of ZTE India for an amount not

exceeding USD 33 million, comprising [1] the

provision of performance guarantee on behalf of ZTE

India for an amount not exceeding USD 30 million with

 a term commencing on the date on which the Frame

Contract takes effect upon execution and ending on

the date on which the performance of ZTE India's

obligations under the Frame Contract is completed,

and [2] the Company's application to the relevant

bank for the issuance of a bank assurance letter to

provide guarantee for an amount not exceeding USD 3

million in favor of the local Indian bank who has

provided on behalf of ZTE India a bank assurance

letter in respect of contract performance in favor of

 Unitech Wireless in connection with the Frame

Contract commencing on the date on which the relevant

 bank assurance letter is issued and ending on the

date of expiry of the bank assurance letter in

respect of contract performance provided by ZTE India

 in favor of Unitech Wireless under the Frame

Contract; the Bank assurance letter in respect of

contract performance provided by ZTE India shall be

valid from the date of issuance until the conclusion

of a 12-month period after the expiry of the last

warranty period of the equipment provided or the date

 on which the performance of ZTE India's obligations

under the Frame Contract is fully completed,

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 30, 2010

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.